John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

500 Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.1%
Communication services – 8.6%
Diversified telecommunication services – 0.7%
AT&T, Inc.	1,501,923	$33,042,306
Verizon Communications, Inc.	876,089	39,345,157
		72,387,463
Entertainment – 1.1%
Electronic Arts, Inc.	49,548	7,107,165
Live Nation Entertainment, Inc. (A)	33,281	3,643,937
Netflix, Inc. (A)	89,582	63,537,825
Take-Two Interactive Software, Inc. (A)	33,229	5,107,630
The Walt Disney Company	378,462	36,404,260
Warner Brothers Discovery, Inc. (A)	468,020	3,861,165
		119,661,982
Interactive media and services – 6.1%
Alphabet, Inc., Class A	1,222,605	202,769,039
Alphabet, Inc., Class C	1,002,324	167,578,550
Match Group, Inc. (A)	57,048	2,158,696
Meta Platforms, Inc., Class A	455,931	260,993,142
		633,499,427
Media – 0.5%
Charter Communications, Inc., Class A (A)	19,767	6,406,089
Comcast Corp., Class A	805,674	33,653,003
Fox Corp., Class A	42,597	1,803,131
Fox Corp., Class B	28,364	1,100,523
News Corp., Class A	77,739	2,070,190
News Corp., Class B	24,074	672,868
Omnicom Group, Inc.	42,313	4,374,741
Paramount Global, Class B (B)	129,942	1,379,984
The Interpublic Group of Companies, Inc.	78,829	2,493,361
		53,953,890
Wireless telecommunication services – 0.2%
T-Mobile US, Inc.	102,331	21,117,025
		900,619,787
Consumer discretionary – 9.8%
Automobile components – 0.1%
Aptiv PLC (A)	53,809	3,874,786
BorgWarner, Inc.	47,743	1,732,593
		5,607,379
Automobiles – 1.6%
Ford Motor Company	825,999	8,722,549
General Motors Company	234,860	10,531,122
Tesla, Inc. (A)	578,989	151,480,892
		170,734,563
Broadline retail – 3.5%
Amazon.com, Inc. (A)	1,949,393	363,230,398
eBay, Inc.	100,619	6,551,303
		369,781,701
Distributors – 0.1%
Genuine Parts Company	29,082	4,062,174
LKQ Corp.	50,671	2,022,786
Pool Corp.	7,981	3,007,241
		9,092,201
Hotels, restaurants and leisure – 1.8%
Airbnb, Inc., Class A (A)	91,001	11,539,837
Booking Holdings, Inc.	7,003	29,497,476
Caesars Entertainment, Inc. (A)	43,225	1,804,212
Carnival Corp. (A)	208,498	3,853,043
Chipotle Mexican Grill, Inc. (A)	283,229	16,319,655
Darden Restaurants, Inc.	24,711	4,055,816
Domino's Pizza, Inc.	7,234	3,111,633
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Expedia Group, Inc. (A)	25,465	$3,769,329
Hilton Worldwide Holdings, Inc.	51,434	11,855,537
Las Vegas Sands Corp.	70,608	3,554,407
Marriott International, Inc., Class A	48,906	12,158,032
McDonald's Corp.	150,021	45,682,895
MGM Resorts International (A)	50,044	1,956,220
Norwegian Cruise Line Holdings, Ltd. (A)	94,115	1,930,299
Royal Caribbean Cruises, Ltd.	49,856	8,842,460
Starbucks Corp.	234,940	22,904,301
Wynn Resorts, Ltd.	19,273	1,847,895
Yum! Brands, Inc.	59,319	8,287,457
		192,970,504
Household durables – 0.4%
D.R. Horton, Inc.	60,926	11,622,853
Garmin, Ltd.	31,837	5,604,267
Lennar Corp., Class A	50,020	9,377,750
Mohawk Industries, Inc. (A)	10,631	1,708,189
NVR, Inc. (A)	643	6,308,987
PulteGroup, Inc.	44,644	6,407,753
		41,029,799
Leisure products – 0.0%
Hasbro, Inc.	26,168	1,892,470
Specialty retail – 1.9%
AutoZone, Inc. (A)	3,519	11,084,991
Best Buy Company, Inc.	40,399	4,173,217
CarMax, Inc. (A)	34,276	2,652,277
Lowe's Companies, Inc.	118,880	32,198,648
O'Reilly Automotive, Inc. (A)	12,131	13,970,060
Ross Stores, Inc.	69,157	10,408,820
The Home Depot, Inc.	206,940	83,852,088
The TJX Companies, Inc.	236,811	27,834,765
Tractor Supply Company	22,804	6,634,368
Ulta Beauty, Inc. (A)	10,181	3,961,631
		196,770,865
Textiles, apparel and luxury goods – 0.4%
Deckers Outdoor Corp. (A)	32,268	5,145,133
Lululemon Athletica, Inc. (A)	24,201	6,566,941
NIKE, Inc., Class B	250,303	22,126,785
Ralph Lauren Corp.	8,648	1,676,588
Tapestry, Inc.	47,507	2,231,879
		37,747,326
		1,025,626,808
Consumer staples – 5.7%
Beverages – 1.3%
Brown-Forman Corp., Class B	36,859	1,813,463
Constellation Brands, Inc., Class A	32,641	8,411,259
Keurig Dr. Pepper, Inc.	218,497	8,189,268
Molson Coors Beverage Company, Class B	37,938	2,182,194
Monster Beverage Corp. (A)	148,278	7,735,663
PepsiCo, Inc.	286,559	48,729,358
The Coca-Cola Company	812,309	58,372,525
		135,433,730
Consumer staples distribution and retail – 1.9%
Costco Wholesale Corp.	92,511	82,012,852
Dollar General Corp.	46,152	3,903,075
Dollar Tree, Inc. (A)	43,043	3,026,784
Sysco Corp.	99,763	7,787,500
Target Corp.	96,890	15,101,275
The Kroger Company	139,979	8,020,797
Walgreens Boots Alliance, Inc.	154,719	1,386,282

1

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples distribution and retail (continued)
Walmart, Inc.	906,678	$73,214,249
		194,452,814
Food products – 0.7%
Archer-Daniels-Midland Company	98,203	5,866,647
Bunge Global SA	30,477	2,945,297
Campbell Soup Company	40,598	1,986,054
Conagra Brands, Inc.	98,539	3,204,488
General Mills, Inc.	115,341	8,517,933
Hormel Foods Corp.	58,343	1,849,473
Kellanova	57,681	4,655,434
Lamb Weston Holdings, Inc.	30,263	1,959,227
McCormick & Company, Inc.	54,062	4,449,303
Mondelez International, Inc., Class A	278,953	20,550,468
The Hershey Company	30,061	5,765,099
The J.M. Smucker Company	22,435	2,716,879
The Kraft Heinz Company	183,902	6,456,799
Tyson Foods, Inc., Class A	61,645	3,671,576
		74,594,677
Household products – 1.2%
Church & Dwight Company, Inc.	49,640	5,198,301
Colgate-Palmolive Company	170,241	17,672,718
Kimberly-Clark Corp.	71,005	10,102,591
The Clorox Company	26,539	4,323,468
The Procter & Gamble Company	491,154	85,067,873
		122,364,951
Personal care products – 0.1%
Kenvue, Inc.	399,038	9,229,749
The Estee Lauder Companies, Inc., Class A	49,028	4,887,601
		14,117,350
Tobacco – 0.5%
Altria Group, Inc.	354,736	18,105,725
Philip Morris International, Inc.	323,648	39,290,867
		57,396,592
		598,360,114
Energy – 3.2%
Energy equipment and services – 0.2%
Baker Hughes Company	211,235	7,636,145
Halliburton Company	185,026	5,375,005
Schlumberger, Ltd.	292,487	12,269,830
		25,280,980
Oil, gas and consumable fuels – 3.0%
APA Corp.	77,523	1,896,213
Chevron Corp.	354,558	52,215,757
ConocoPhillips	241,736	25,449,966
Coterra Energy, Inc.	148,305	3,551,905
Devon Energy Corp.	128,819	5,039,399
Diamondback Energy, Inc.	37,798	6,516,375
EOG Resources, Inc.	117,881	14,491,111
EQT Corp.	123,141	4,511,886
Exxon Mobil Corp.	926,964	108,658,720
Hess Corp.	58,291	7,915,918
Kinder Morgan, Inc.	407,700	9,006,093
Marathon Oil Corp.	123,045	3,276,688
Marathon Petroleum Corp.	69,392	11,304,651
Occidental Petroleum Corp.	138,973	7,162,668
ONEOK, Inc.	122,606	11,173,085
Phillips 66	88,070	11,576,802
Targa Resources Corp.	45,430	6,724,094
The Williams Companies, Inc.	255,987	11,685,807
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Valero Energy Corp.	66,482	$8,977,064
		311,134,202
		336,415,182
Financials – 12.5%
Banks – 3.0%
Bank of America Corp.	1,409,192	55,916,739
Citigroup, Inc.	399,077	24,982,220
Citizens Financial Group, Inc.	92,406	3,795,114
Fifth Third Bancorp	141,001	6,040,483
Huntington Bancshares, Inc.	310,931	4,570,686
JPMorgan Chase & Co.	593,963	125,243,038
KeyCorp	193,656	3,243,738
M&T Bank Corp.	34,330	6,114,860
Regions Financial Corp.	184,675	4,308,468
The PNC Financial Services Group, Inc.	82,251	15,204,097
Truist Financial Corp.	280,763	12,008,234
U.S. Bancorp	327,467	14,975,066
Wells Fargo & Company	710,978	40,163,147
		316,565,890
Capital markets – 2.9%
Ameriprise Financial, Inc.	20,387	9,578,016
BlackRock, Inc.	29,013	27,548,134
Cboe Global Markets, Inc.	21,783	4,462,683
CME Group, Inc.	75,512	16,661,723
FactSet Research Systems, Inc.	8,198	3,769,850
Franklin Resources, Inc.	63,812	1,285,812
Intercontinental Exchange, Inc.	120,046	19,284,189
Invesco, Ltd.	91,704	1,610,322
KKR & Company, Inc.	139,858	18,262,658
MarketAxess Holdings, Inc.	7,588	1,944,046
Moody's Corp.	32,402	15,377,665
Morgan Stanley	259,480	27,048,195
MSCI, Inc.	16,610	9,682,467
Nasdaq, Inc.	86,698	6,329,821
Northern Trust Corp.	42,787	3,852,114
Raymond James Financial, Inc.	37,588	4,603,026
S&P Global, Inc.	66,844	34,532,947
State Street Corp.	61,266	5,420,203
T. Rowe Price Group, Inc.	46,362	5,050,213
The Bank of New York Mellon Corp.	154,824	11,125,653
The Blackstone Group, Inc.	150,855	23,100,426
The Charles Schwab Corp.	312,515	20,254,097
The Goldman Sachs Group, Inc.	65,819	32,587,645
		303,371,905
Consumer finance – 0.5%
American Express Company	117,294	31,810,133
Capital One Financial Corp.	79,996	11,977,801
Discover Financial Services	52,523	7,368,452
Synchrony Financial	83,854	4,182,638
		55,339,024
Financial services – 4.0%
Berkshire Hathaway, Inc., Class B (A)	382,286	175,950,954
Corpay, Inc. (A)	14,156	4,427,431
Fidelity National Information Services, Inc.	113,469	9,503,029
Fiserv, Inc. (A)	120,247	21,602,374
Global Payments, Inc.	52,063	5,332,292
Jack Henry & Associates, Inc.	15,745	2,779,622
Mastercard, Inc., Class A	172,342	85,102,480
PayPal Holdings, Inc. (A)	213,524	16,661,278

2

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
Visa, Inc., Class A	348,600	$95,847,570
		417,207,030
Insurance – 2.1%
Aflac, Inc.	105,991	11,849,794
American International Group, Inc.	134,505	9,849,801
Aon PLC, Class A	45,451	15,725,591
Arch Capital Group, Ltd. (A)	78,397	8,771,056
Arthur J. Gallagher & Company	45,316	12,750,563
Assurant, Inc.	10,727	2,133,171
Brown & Brown, Inc.	48,417	5,016,001
Chubb, Ltd.	78,272	22,572,862
Cincinnati Financial Corp.	33,625	4,577,035
Erie Indemnity Company, Class A	5,218	2,816,781
Everest Group, Ltd.	9,314	3,649,505
Globe Life, Inc.	18,268	1,934,764
Loews Corp.	37,763	2,985,165
Marsh & McLennan Companies, Inc.	101,969	22,748,264
MetLife, Inc.	124,555	10,273,296
Principal Financial Group, Inc.	43,269	3,716,807
Prudential Financial, Inc.	73,327	8,879,900
The Allstate Corp.	55,022	10,434,922
The Hartford Financial Services Group, Inc.	62,279	7,324,633
The Progressive Corp.	121,748	30,894,772
The Travelers Companies, Inc.	47,947	11,225,352
W.R. Berkley Corp.	64,960	3,685,181
Willis Towers Watson PLC	21,567	6,352,129
		220,167,345
		1,312,651,194
Health care – 11.3%
Biotechnology – 1.9%
AbbVie, Inc.	368,434	72,758,346
Amgen, Inc.	112,368	36,206,093
Biogen, Inc. (A)	30,493	5,910,763
Gilead Sciences, Inc.	258,096	21,638,769
Incyte Corp. (A)	32,922	2,176,144
Moderna, Inc. (A)	70,109	4,685,384
Regeneron Pharmaceuticals, Inc. (A)	22,207	23,344,887
Vertex Pharmaceuticals, Inc. (A)	54,124	25,171,990
		191,892,376
Health care equipment and supplies – 2.3%
Abbott Laboratories	364,269	41,530,309
Align Technology, Inc. (A)	14,682	3,733,926
Baxter International, Inc.	108,142	4,106,152
Becton, Dickinson and Company	60,888	14,680,097
Boston Scientific Corp. (A)	307,210	25,744,198
DexCom, Inc. (A)	83,674	5,609,505
Edwards Lifesciences Corp. (A)	127,558	8,417,552
GE HealthCare Technologies, Inc.	88,905	8,343,734
Hologic, Inc. (A)	46,691	3,803,449
IDEXX Laboratories, Inc. (A)	16,890	8,533,166
Insulet Corp. (A)	15,157	3,527,792
Intuitive Surgical, Inc. (A)	73,992	36,350,050
Medtronic PLC	267,232	24,058,897
ResMed, Inc.	30,654	7,483,254
Solventum Corp. (A)	29,003	2,022,089
STERIS PLC	20,587	4,993,171
Stryker Corp.	71,793	25,935,939
Teleflex, Inc.	10,276	2,541,460
The Cooper Companies, Inc. (A)	40,805	4,502,424
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Zimmer Biomet Holdings, Inc.	41,689	$4,500,328
		240,417,492
Health care providers and services – 2.4%
Cardinal Health, Inc.	50,724	5,606,016
Cencora, Inc.	36,614	8,241,079
Centene Corp. (A)	108,948	8,201,605
CVS Health Corp.	264,338	16,621,573
DaVita, Inc. (A)	9,405	1,541,762
Elevance Health, Inc.	48,750	25,350,000
HCA Healthcare, Inc.	38,872	15,798,747
Henry Schein, Inc. (A)	27,440	2,000,376
Humana, Inc.	25,027	7,927,052
Labcorp Holdings, Inc.	16,916	3,780,388
McKesson Corp.	27,080	13,388,894
Molina Healthcare, Inc. (A)	11,914	4,105,088
Quest Diagnostics, Inc.	22,871	3,550,723
The Cigna Group	58,395	20,230,364
UnitedHealth Group, Inc.	192,729	112,684,792
Universal Health Services, Inc., Class B	11,827	2,708,501
		251,736,960
Life sciences tools and services – 1.2%
Agilent Technologies, Inc.	59,942	8,900,188
Bio-Techne Corp.	34,148	2,729,450
Charles River Laboratories International, Inc. (A)	10,951	2,157,018
Danaher Corp.	133,999	37,254,402
IQVIA Holdings, Inc. (A)	36,000	8,530,920
Mettler-Toledo International, Inc. (A)	4,498	6,745,651
Revvity, Inc.	25,446	3,250,727
Thermo Fisher Scientific, Inc.	79,629	49,256,111
Waters Corp. (A)	12,589	4,530,655
West Pharmaceutical Services, Inc.	14,659	4,400,045
		127,755,167
Pharmaceuticals – 3.5%
Bristol-Myers Squibb Company	422,089	21,838,885
Catalent, Inc. (A)	39,346	2,383,187
Eli Lilly & Company	164,602	145,827,496
Johnson & Johnson	502,057	81,363,357
Merck & Company, Inc.	528,608	60,028,724
Pfizer, Inc.	1,186,028	34,323,650
Viatris, Inc.	244,448	2,838,041
Zoetis, Inc.	94,443	18,452,273
		367,055,613
		1,178,857,608
Industrials – 8.3%
Aerospace and defense – 1.9%
Axon Enterprise, Inc. (A)	14,968	5,981,213
General Dynamics Corp.	53,864	16,277,701
General Electric Company	226,387	42,692,060
Howmet Aerospace, Inc.	85,190	8,540,298
Huntington Ingalls Industries, Inc.	8,053	2,129,052
L3Harris Technologies, Inc.	39,951	9,503,144
Lockheed Martin Corp.	44,346	25,922,898
Northrop Grumman Corp.	28,545	15,073,758
RTX Corp.	276,344	33,481,839
Textron, Inc.	40,372	3,576,152
The Boeing Company (A)	122,479	18,621,707
TransDigm Group, Inc.	11,647	16,621,783
		198,421,605
Air freight and logistics – 0.4%
CH Robinson Worldwide, Inc.	23,622	2,607,160
Expeditors International of Washington, Inc.	30,470	4,003,758

3

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Air freight and logistics (continued)
FedEx Corp.	47,442	$12,983,927
United Parcel Service, Inc., Class B	152,082	20,734,860
		40,329,705
Building products – 0.6%
A.O. Smith Corp.	25,900	2,326,597
Allegion PLC	17,708	2,580,764
Builders FirstSource, Inc. (A)	24,117	4,675,322
Carrier Global Corp.	176,417	14,199,804
Johnson Controls International PLC	139,331	10,813,479
Masco Corp.	45,463	3,816,164
Trane Technologies PLC	47,211	18,352,332
		56,764,462
Commercial services and supplies – 0.6%
Cintas Corp.	71,156	14,649,597
Copart, Inc. (A)	183,486	9,614,666
Republic Services, Inc.	42,889	8,613,827
Rollins, Inc.	59,060	2,987,255
Veralto Corp.	51,465	5,756,875
Waste Management, Inc.	76,775	15,938,490
		57,560,710
Construction and engineering – 0.1%
Quanta Services, Inc.	31,113	9,276,341
Electrical equipment – 0.7%
AMETEK, Inc.	48,455	8,320,208
Eaton Corp. PLC	82,886	27,471,736
Emerson Electric Company	119,684	13,089,839
GE Vernova, Inc. (A)	57,133	14,567,772
Generac Holdings, Inc. (A)	12,868	2,044,468
Hubbell, Inc.	11,189	4,792,808
Rockwell Automation, Inc.	24,127	6,477,134
		76,763,965
Ground transportation – 1.0%
CSX Corp.	406,874	14,049,359
JB Hunt Transport Services, Inc.	16,742	2,885,149
Norfolk Southern Corp.	47,581	11,823,879
Old Dominion Freight Line, Inc.	39,229	7,792,449
Uber Technologies, Inc. (A)	438,982	32,993,887
Union Pacific Corp.	126,872	31,271,411
		100,816,134
Industrial conglomerates – 0.4%
3M Company	113,784	15,554,273
Honeywell International, Inc.	135,325	27,973,031
		43,527,304
Machinery – 1.6%
Caterpillar, Inc.	101,214	39,586,820
Cummins, Inc.	28,388	9,191,751
Deere & Company	53,472	22,315,470
Dover Corp.	28,100	5,387,894
Fortive Corp.	73,073	5,767,652
IDEX Corp.	15,651	3,357,140
Illinois Tool Works, Inc.	56,190	14,725,713
Ingersoll Rand, Inc.	84,938	8,337,514
Nordson Corp.	11,585	3,042,569
Otis Worldwide Corp.	82,601	8,585,548
PACCAR, Inc.	110,078	10,862,497
Parker-Hannifin Corp.	26,965	17,037,026
Pentair PLC	34,561	3,379,720
Snap-on, Inc.	11,356	3,289,947
Stanley Black & Decker, Inc.	31,464	3,465,130
Wabtec Corp.	36,234	6,586,254
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Xylem, Inc.	50,953	$6,880,184
		171,798,829
Passenger airlines – 0.1%
Delta Air Lines, Inc.	132,778	6,743,795
Southwest Airlines Company	128,158	3,797,322
United Airlines Holdings, Inc. (A)	67,626	3,858,740
		14,399,857
Professional services – 0.6%
Amentum Holdings, Inc. (A)	26,934	868,622
Automatic Data Processing, Inc.	84,935	23,504,063
Broadridge Financial Solutions, Inc.	24,920	5,358,548
Dayforce, Inc. (A)	31,752	1,944,810
Equifax, Inc.	25,896	7,609,799
Jacobs Solutions, Inc.	26,934	3,525,661
Leidos Holdings, Inc.	28,364	4,623,332
Paychex, Inc.	67,471	9,053,933
Paycom Software, Inc.	9,799	1,632,219
Verisk Analytics, Inc.	29,368	7,869,449
		65,990,436
Trading companies and distributors – 0.3%
Fastenal Company	120,060	8,574,685
United Rentals, Inc.	13,803	11,176,703
W.W. Grainger, Inc.	9,284	9,644,312
		29,395,700
		865,045,048
Information technology – 30.8%
Communications equipment – 0.8%
Arista Networks, Inc. (A)	53,791	20,646,062
Cisco Systems, Inc.	840,400	44,726,088
F5, Inc. (A)	12,007	2,643,941
Juniper Networks, Inc.	70,014	2,729,146
Motorola Solutions, Inc.	34,886	15,685,792
		86,431,029
Electronic equipment, instruments and components – 0.6%
Amphenol Corp., Class A	249,986	16,289,088
CDW Corp.	27,065	6,124,810
Corning, Inc.	163,784	7,394,848
Jabil, Inc.	24,585	2,946,021
Keysight Technologies, Inc. (A)	36,597	5,816,361
TE Connectivity PLC	63,074	9,523,543
Teledyne Technologies, Inc. (A)	10,038	4,393,231
Trimble, Inc. (A)	52,802	3,278,476
Zebra Technologies Corp., Class A (A)	10,441	3,866,511
		59,632,889
IT services – 1.1%
Accenture PLC, Class A	130,655	46,183,929
Akamai Technologies, Inc. (A)	30,888	3,118,144
Cognizant Technology Solutions Corp., Class A	101,697	7,848,974
EPAM Systems, Inc. (A)	11,855	2,359,501
Gartner, Inc. (A)	15,892	8,053,430
GoDaddy, Inc., Class A (A)	29,505	4,625,794
IBM Corp.	192,525	42,563,427
VeriSign, Inc. (A)	18,144	3,446,634
		118,199,833
Semiconductors and semiconductor equipment – 10.8%
Advanced Micro Devices, Inc. (A)	337,302	55,344,512
Analog Devices, Inc.	103,259	23,767,124
Applied Materials, Inc.	172,970	34,948,589
Broadcom, Inc.	971,581	167,597,723
Enphase Energy, Inc. (A)	28,135	3,179,818
First Solar, Inc. (A)	22,764	5,678,252

4

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Intel Corp.	889,745	$20,873,418
KLA Corp.	28,215	21,849,978
Lam Research Corp.	27,096	22,112,504
Microchip Technology, Inc.	109,792	8,815,200
Micron Technology, Inc.	232,569	24,119,731
Monolithic Power Systems, Inc.	10,072	9,311,564
NVIDIA Corp.	5,133,880	623,458,387
NXP Semiconductors NV	52,851	12,684,769
ON Semiconductor Corp. (A)	90,555	6,575,199
Qorvo, Inc. (A)	19,929	2,058,666
Qualcomm, Inc.	232,697	39,570,125
Skyworks Solutions, Inc.	32,934	3,252,891
Teradyne, Inc.	33,519	4,489,200
Texas Instruments, Inc.	190,623	39,376,993
		1,129,064,643
Software – 10.0%
Adobe, Inc. (A)	92,539	47,914,843
ANSYS, Inc. (A)	18,391	5,859,924
Autodesk, Inc. (A)	44,916	12,373,460
Cadence Design Systems, Inc. (A)	57,132	15,484,486
Crowdstrike Holdings, Inc., Class A (A)	48,418	13,579,796
Fair Isaac Corp. (A)	5,103	9,917,783
Fortinet, Inc. (A)	130,552	10,124,308
Gen Digital, Inc.	108,177	2,967,295
Intuit, Inc.	58,348	36,234,108
Microsoft Corp.	1,551,205	667,483,512
Oracle Corp.	333,299	56,794,150
Palantir Technologies, Inc., Class A (A)	420,337	15,636,536
Palo Alto Networks, Inc. (A)	67,826	23,182,927
PTC, Inc. (A)	25,535	4,613,153
Roper Technologies, Inc.	22,396	12,462,030
Salesforce, Inc.	202,216	55,348,541
ServiceNow, Inc. (A)	43,044	38,498,123
Synopsys, Inc. (A)	31,922	16,164,982
Tyler Technologies, Inc. (A)	8,986	5,245,308
		1,049,885,265
Technology hardware, storage and peripherals – 7.5%
Apple, Inc.	3,172,867	739,277,997
Dell Technologies, Inc., Class C	60,035	7,116,549
Hewlett Packard Enterprise Company	276,954	5,666,479
HP, Inc.	204,002	7,317,552
NetApp, Inc.	43,319	5,350,330
Seagate Technology Holdings PLC	43,726	4,789,309
Super Micro Computer, Inc. (A)	10,575	4,403,430
Western Digital Corp. (A)	68,228	4,659,290
		778,580,936
		3,221,794,595
Materials – 2.2%
Chemicals – 1.5%
Air Products & Chemicals, Inc.	46,605	13,876,173
Albemarle Corp.	25,390	2,404,687
Celanese Corp.	23,010	3,128,440
CF Industries Holdings, Inc.	35,764	3,068,551
Corteva, Inc.	141,865	8,340,243
Dow, Inc.	146,860	8,022,962
DuPont de Nemours, Inc.	86,001	7,663,549
Eastman Chemical Company	24,757	2,771,546
Ecolab, Inc.	53,101	13,558,278
FMC Corp.	25,392	1,674,348
International Flavors & Fragrances, Inc.	51,686	5,423,412
Linde PLC	100,353	47,854,332
LyondellBasell Industries NV, Class A	53,969	5,175,627
PPG Industries, Inc.	49,272	6,526,569
The Mosaic Company	71,229	1,907,513
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
The Sherwin-Williams Company	48,429	$18,483,896
		149,880,126
Construction materials – 0.1%
Martin Marietta Materials, Inc.	12,527	6,742,658
Vulcan Materials Company	27,905	6,988,249
		13,730,907
Containers and packaging – 0.2%
Amcor PLC	302,948	3,432,401
Avery Dennison Corp.	17,229	3,803,474
Ball Corp.	62,924	4,273,169
International Paper Company	70,224	3,430,442
Packaging Corp. of America	18,795	4,048,443
Smurfit WestRock PLC	103,045	5,092,484
		24,080,413
Metals and mining – 0.4%
Freeport-McMoRan, Inc.	301,706	15,061,164
Newmont Corp.	236,799	12,656,907
Nucor Corp.	49,977	7,513,542
Steel Dynamics, Inc.	30,094	3,794,252
		39,025,865
		226,717,311
Real estate – 2.3%
Health care REITs – 0.3%
Alexandria Real Estate Equities, Inc.	31,086	3,691,463
Healthpeak Properties, Inc.	149,164	3,411,381
Ventas, Inc.	85,724	5,497,480
Welltower, Inc.	120,701	15,453,349
		28,053,673
Hotel and resort REITs – 0.0%
Host Hotels & Resorts, Inc.	152,870	2,690,512
Industrial REITs – 0.2%
Prologis, Inc.	194,097	24,510,569
Office REITs – 0.0%
BXP, Inc.	29,576	2,379,685
Real estate management and development – 0.2%
CBRE Group, Inc., Class A (A)	62,854	7,824,066
CoStar Group, Inc. (A)	85,811	6,473,582
		14,297,648
Residential REITs – 0.3%
AvalonBay Communities, Inc.	29,344	6,609,736
Camden Property Trust	23,219	2,868,243
Equity Residential	71,650	5,335,059
Essex Property Trust, Inc.	12,929	3,819,485
Invitation Homes, Inc.	118,866	4,191,215
Mid-America Apartment Communities, Inc.	24,239	3,851,577
UDR, Inc.	59,296	2,688,481
		29,363,796
Retail REITs – 0.3%
Federal Realty Investment Trust	14,679	1,687,645
Kimco Realty Corp.	136,279	3,164,398
Realty Income Corp.	182,493	11,573,706
Regency Centers Corp.	33,451	2,416,166
Simon Property Group, Inc.	63,819	10,786,687
		29,628,602
Specialized REITs – 1.0%
American Tower Corp.	97,917	22,771,578
Crown Castle, Inc.	91,188	10,817,632
Digital Realty Trust, Inc.	64,012	10,359,062
Equinix, Inc.	19,744	17,525,367
Extra Space Storage, Inc.	44,495	8,017,554

5

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialized REITs (continued)
Iron Mountain, Inc.	62,270	$7,399,544
Public Storage	33,227	12,090,308
SBA Communications Corp.	22,683	5,459,798
VICI Properties, Inc.	217,429	7,242,560
Weyerhaeuser Company	154,513	5,231,810
		106,915,213
		237,839,698
Utilities – 2.4%
Electric utilities – 1.6%
Alliant Energy Corp.	55,250	3,353,123
American Electric Power Company, Inc.	110,110	11,297,286
Constellation Energy Corp.	65,752	17,096,835
Duke Energy Corp.	161,336	18,602,041
Edison International	80,489	7,009,787
Entergy Corp.	44,993	5,921,529
Evergy, Inc.	49,811	3,088,780
Eversource Energy	72,426	4,928,589
Exelon Corp.	208,811	8,467,286
FirstEnergy Corp.	106,922	4,741,991
NextEra Energy, Inc.	427,166	36,108,342
NRG Energy, Inc.	43,772	3,987,629
PG&E Corp.	448,540	8,867,636
Pinnacle West Capital Corp.	22,789	2,018,878
PPL Corp.	148,297	4,905,665
The Southern Company	227,683	20,532,453
Xcel Energy, Inc.	116,163	7,585,444
		168,513,294
Gas utilities – 0.0%
Atmos Energy Corp.	32,243	4,472,427
Independent power and renewable electricity producers – 0.1%
The AES Corp.	151,278	3,034,637
Vistra Corp.	69,990	8,296,615
		11,331,252
Multi-utilities – 0.6%
Ameren Corp.	56,393	4,932,132
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
CenterPoint Energy, Inc.	135,148	$3,976,054
CMS Energy Corp.	62,658	4,425,535
Consolidated Edison, Inc.	72,524	7,551,924
Dominion Energy, Inc.	175,464	10,140,065
DTE Energy Company	43,818	5,626,669
NiSource, Inc.	94,780	3,284,127
Public Service Enterprise Group, Inc.	104,426	9,315,843
Sempra	131,422	10,990,822
WEC Energy Group, Inc.	66,452	6,391,353
		66,634,524
Water utilities – 0.1%
American Water Works Company, Inc.	41,050	6,003,152
		256,954,649
TOTAL COMMON STOCKS (Cost $3,367,871,775)		$10,160,881,994
SHORT-TERM INVESTMENTS – 2.7%
Short-term funds – 2.7%
John Hancock Collateral Trust, 4.8110% (C)(D)	28,011,754	280,190,368
TOTAL SHORT-TERM INVESTMENTS (Cost $280,094,406)		$280,190,368
Total Investments (500 Index Trust) (Cost $3,647,966,181) – 99.8%		$10,441,072,362
Other assets and liabilities, net – 0.2%		16,735,542
TOTAL NET ASSETS – 100.0%		$10,457,807,904
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-24. The value of securities on loan amounted to $1,086,553.
(C)	The rate shown is the annualized seven-day yield as of 9-30-24.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $1,133,657.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	1,053	Long	Dec 2024	$298,505,982	$306,120,262	$7,614,280
						$7,614,280

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Active Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 54.7%
U.S. Government – 19.8%
U.S. Treasury Bonds
1.250%, 05/15/2050	$2,000,000	$1,070,313
1.625%, 11/15/2050	6,500,000	3,823,320
1.875%, 02/15/2041	6,000,000	4,399,688
2.000%, 08/15/2051	3,000,000	1,932,422
Active Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds (continued)
2.250%, 05/15/2041 to 02/15/2052	$3,389,000	$2,590,382
2.500%, 02/15/2045	7,566,000	5,782,670
3.000%, 02/15/2047 to 08/15/2052	5,945,000	4,831,703
3.375%, 08/15/2042 to 11/15/2048	4,280,000	3,810,199

6

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds (continued)
3.625%, 02/15/2053	$574,000	$521,936
3.875%, 05/15/2043	560,000	539,175
4.000%, 11/15/2042	4,927,000	4,848,476
4.125%, 08/15/2044	4,916,000	4,877,594
4.625%, 05/15/2054	6,217,000	6,743,502
4.750%, 11/15/2043	10,615,000	11,450,517
U.S. Treasury Notes
1.375%, 11/15/2031	4,000,000	3,425,469
1.625%, 05/15/2031	1,590,000	1,401,746
3.500%, 09/30/2029	564,000	562,326
3.625%, 09/30/2031	12,449,000	12,425,658
3.875%, 08/15/2033 to 08/15/2034	17,531,000	17,659,526
4.125%, 03/31/2031	6,958,000	7,147,171
4.250%, 06/30/2031	12,522,000	12,963,205
		112,806,998
U.S. Government Agency – 34.9%
Federal Home Loan Mortgage Corp.
2.000%, 06/01/2036	659,150	606,617
2.500%, 08/01/2051 to 12/01/2051	1,576,657	1,377,865
3.000%, 03/01/2043 to 08/01/2052	7,626,631	6,964,280
3.500%, 10/01/2046 to 07/01/2052	15,621,533	14,737,191
4.000%, 01/01/2041 to 04/01/2053	8,337,878	8,054,892
4.500%, 12/01/2037 to 08/01/2053	18,879,655	18,692,695
5.000%, 08/01/2052 to 09/01/2053	13,648,066	13,705,798
5.500%, 04/01/2053 to 04/01/2054	4,369,269	4,463,750
Federal National Mortgage Association
2.000%, 04/01/2037 to 12/01/2050	3,205,355	2,737,400
2.500%, 01/01/2036 to 03/01/2052	7,728,132	6,798,903
3.000%, 01/01/2043 to 05/01/2052	29,990,915	27,285,491
3.500%, 06/01/2042 to 09/01/2052	24,703,160	23,263,973
4.000%, 10/01/2025 to 07/01/2052	23,700,317	22,992,147
4.500%, 11/01/2037 to 08/01/2053	20,821,735	20,610,808
5.000%, 12/01/2034 to 05/01/2053	18,394,698	18,528,487
5.500%, 09/01/2034 to 05/01/2054	5,911,506	6,045,934
6.000%, 05/01/2035 to 02/01/2036	670,508	699,201
7.000%, 09/01/2031 to 06/01/2032	47,611	49,794
7.355%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.605%), 08/01/2034 (A)	38,530	39,638
7.372%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 2.122%), 07/01/2033 (A)	9,660	9,906
7.500%, 09/01/2029 to 05/01/2031	6,012	6,299
Government National Mortgage Association
4.000%, 02/15/2041	643,972	633,408
5.000%, 04/15/2035	79,853	81,267
5.500%, 03/15/2035	39,353	40,484
6.000%, 03/15/2033 to 06/15/2033	66,021	68,115
6.500%, 09/15/2028 to 08/15/2031	8,112	8,320
7.000%, 04/15/2029	9,649	9,871
8.000%, 10/15/2026	4,656	4,735
		198,517,269
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $322,501,599)		$311,324,267
CORPORATE BONDS – 36.0%
Communication services – 2.5%
AT&T, Inc.
2.750%, 06/01/2031	1,169,000	1,056,934
3.550%, 09/15/2055	1,171,000	856,510
C&W Senior Finance, Ltd. 6.875%, 09/15/2027 (B)	451,000	449,432
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Charter Communications Operating LLC
2.800%, 04/01/2031	$460,000	$393,646
4.200%, 03/15/2028	548,000	532,793
6.384%, 10/23/2035	781,000	797,499
Connect Finco SARL 6.750%, 10/01/2026 (B)	260,000	260,000
GCI LLC 4.750%, 10/15/2028 (B)	486,000	466,704
Iliad Holding SAS 8.500%, 04/15/2031 (B)	200,000	215,121
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029 (B)(C)	431,000	349,251
Match Group Holdings II LLC
3.625%, 10/01/2031 (B)	81,000	72,536
4.125%, 08/01/2030 (B)	189,000	177,048
Midcontinent Communications 8.000%, 08/15/2032 (B)	482,000	490,588
Millicom International Cellular SA
6.250%, 03/25/2029 (B)	394,200	392,152
7.375%, 04/02/2032 (B)	200,000	205,501
News Corp. 3.875%, 05/15/2029 (B)	403,000	381,166
Paramount Global
4.200%, 05/19/2032	190,000	168,485
4.375%, 03/15/2043	831,000	614,828
4.950%, 05/19/2050	761,000	582,714
Sirius XM Radio, Inc. 4.000%, 07/15/2028 (B)	148,000	139,630
T-Mobile USA, Inc.
3.375%, 04/15/2029	579,000	555,701
3.875%, 04/15/2030	1,893,000	1,840,887
Total Play Telecomunicaciones SA de CV 6.375%, 09/20/2028 (B)	278,000	135,961
Verizon Communications, Inc. 2.550%, 03/21/2031	647,000	577,717
Vodafone Group PLC
5.625%, 02/10/2053	333,000	338,960
7.000%, (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%), 04/04/2079	452,000	476,824
WarnerMedia Holdings, Inc. 4.279%, 03/15/2032	2,048,000	1,819,304
WMG Acquisition Corp. 3.875%, 07/15/2030 (B)	120,000	111,862
		14,459,754
Consumer discretionary – 3.5%
Asbury Automotive Group, Inc.
4.625%, 11/15/2029 (B)	128,000	122,073
4.750%, 03/01/2030	388,000	371,377
AutoNation, Inc. 4.750%, 06/01/2030	736,000	732,529
Booking Holdings, Inc. 4.625%, 04/13/2030	569,000	582,459
Brookfield Residential Properties, Inc. 5.000%, 06/15/2029 (B)	94,000	90,090
Brunswick Corp. 5.850%, 03/18/2029	222,000	229,158
Caesars Entertainment, Inc. 6.500%, 02/15/2032 (B)	234,000	242,053
Century Communities, Inc. 3.875%, 08/15/2029 (B)	189,000	177,138

7

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Flutter Treasury Designated Activity Company 6.375%, 04/29/2029 (B)	$200,000	$207,085
Ford Motor Company
3.250%, 02/12/2032	395,000	336,392
6.100%, 08/19/2032	562,000	576,033
Ford Motor Credit Company LLC
4.000%, 11/13/2030	1,016,000	939,387
5.113%, 05/03/2029	897,000	888,552
5.800%, 03/08/2029	337,000	342,538
6.125%, 03/08/2034	1,957,000	1,981,455
Full House Resorts, Inc. 8.250%, 02/15/2028 (B)	134,000	134,198
General Motors Financial Company, Inc.
3.600%, 06/21/2030	1,625,000	1,518,190
5.950%, 04/04/2034	1,492,000	1,544,120
Genting New York LLC 7.250%, 10/01/2029 (B)	200,000	202,366
Group 1 Automotive, Inc. 4.000%, 08/15/2028 (B)	140,000	133,572
Hilton Grand Vacations Borrower Escrow LLC
5.000%, 06/01/2029 (B)	436,000	414,224
6.625%, 01/15/2032 (B)	454,000	459,564
Hyundai Capital America
5.300%, 01/08/2029 (B)	262,000	269,158
5.680%, 06/26/2028 (B)	538,000	558,057
Jacobs Entertainment, Inc. 6.750%, 02/15/2029 (B)	104,000	101,147
KB Home 4.000%, 06/15/2031	215,000	198,861
Kohl's Corp. 4.625%, 05/01/2031	301,000	253,487
Lithia Motors, Inc.
3.875%, 06/01/2029 (B)	351,000	327,554
4.375%, 01/15/2031 (B)	196,000	182,388
4.625%, 12/15/2027 (B)	50,000	48,887
Macy's Retail Holdings LLC
5.875%, 04/01/2029 to 03/15/2030 (B)	643,000	631,979
6.125%, 03/15/2032 (B)(C)	365,000	353,772
MGM Resorts International 4.750%, 10/15/2028 (C)	731,000	716,375
Midwest Gaming Borrower LLC 4.875%, 05/01/2029 (B)(C)	496,000	475,749
Mohegan Tribal Gaming Authority 8.000%, 02/01/2026 (B)	144,000	142,412
Resorts World Las Vegas LLC 4.625%, 04/16/2029 (B)	495,000	445,536
Royal Caribbean Cruises, Ltd.
5.625%, 09/30/2031 (B)	209,000	211,743
6.000%, 02/01/2033 (B)	386,000	395,721
6.250%, 03/15/2032 (B)	118,000	122,406
Service Corp. International 5.750%, 10/15/2032	103,000	103,674
Tapestry, Inc.
7.700%, 11/27/2030	314,000	338,274
7.850%, 11/27/2033	257,000	278,669
The Michaels Companies, Inc.
5.250%, 05/01/2028 (B)	588,000	434,008
7.875%, 05/01/2029 (B)(C)	421,000	244,923
Travel + Leisure Company 4.625%, 03/01/2030 (B)	101,000	94,495
Valvoline, Inc. 3.625%, 06/15/2031 (B)	424,000	379,433
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Velocity Vehicle Group LLC 8.000%, 06/01/2029 (B)	$115,000	$119,739
		19,653,000
Consumer staples – 0.6%
Fiesta Purchaser, Inc. 7.875%, 03/01/2031 (B)	80,000	84,869
JBS USA LUX SA
3.625%, 01/15/2032	460,000	420,555
3.750%, 12/01/2031	86,000	79,096
5.750%, 04/01/2033	573,000	593,674
Kraft Heinz Foods Company 5.000%, 06/04/2042	290,000	283,168
MARB BondCo PLC 3.950%, 01/29/2031 (B)	712,000	631,293
NBM US Holdings, Inc. 6.625%, 08/06/2029 (B)	554,000	563,748
Performance Food Group, Inc. 6.125%, 09/15/2032 (B)	156,000	159,409
Pilgrim's Pride Corp. 6.250%, 07/01/2033	365,000	387,251
		3,203,063
Energy – 5.7%
Aker BP ASA
3.750%, 01/15/2030 (B)	150,000	143,040
4.000%, 01/15/2031 (B)	289,000	274,403
5.800%, 10/01/2054 (B)	235,000	231,518
Antero Midstream Partners LP
5.375%, 06/15/2029 (B)	418,000	413,606
6.625%, 02/01/2032 (B)	341,000	352,930
Antero Resources Corp. 5.375%, 03/01/2030 (B)	90,000	88,919
Ascent Resources Utica Holdings LLC 5.875%, 06/30/2029 (B)	541,000	534,453
Blue Racer Midstream LLC
7.000%, 07/15/2029 (B)	103,000	107,077
7.250%, 07/15/2032 (B)	50,000	52,470
Cheniere Energy Partners LP
4.000%, 03/01/2031	766,000	724,934
5.950%, 06/30/2033	558,000	590,445
Cheniere Energy, Inc. 5.650%, 04/15/2034 (B)	250,000	258,653
Civitas Resources, Inc. 8.625%, 11/01/2030 (B)	131,000	138,791
Columbia Pipelines Holding Company LLC 5.681%, 01/15/2034 (B)	413,000	425,989
Columbia Pipelines Operating Company LLC
5.927%, 08/15/2030 (B)	105,000	111,199
6.036%, 11/15/2033 (B)	656,000	699,952
Continental Resources, Inc.
2.875%, 04/01/2032 (B)	396,000	334,487
4.900%, 06/01/2044	595,000	508,865
5.750%, 01/15/2031 (B)	683,000	698,791
Diamondback Energy, Inc. 5.750%, 04/18/2054	574,000	578,403
Enbridge, Inc.
5.500%, (5.500% to 7-15-27, then 3 month CME Term SOFR + 3.680% to 7-15-47, then 3 month CME Term SOFR + 4.430%), 07/15/2077	507,000	493,072
5.750%, (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%), 07/15/2080	683,000	670,595

8

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Enbridge, Inc. (continued)
6.250%, (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%), 03/01/2078	$544,000	$543,491
8.500%, (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%), 01/15/2084	171,000	191,263
Energean Israel Finance, Ltd.
5.375%, 03/30/2028 (B)	151,000	135,763
5.875%, 03/30/2031 (B)	260,000	221,923
Energy Transfer LP
5.150%, 03/15/2045	550,000	512,533
5.250%, 04/15/2029 to 07/01/2029	957,000	984,866
5.400%, 10/01/2047	651,000	619,913
6.500%, (6.500% to 11-15-26, then 5 Year CMT + 5.694%), 11/15/2026 (D)	1,073,000	1,070,433
7.125%, (7.125% to 5-15-30, then 5 Year CMT + 5.306%), 05/15/2030 (D)	761,000	777,381
Enterprise Products Operating LLC 5.250%, (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%), 08/16/2077	1,018,000	1,004,151
EQM Midstream Partners LP
6.375%, 04/01/2029 (B)	164,000	169,333
7.500%, 06/01/2030 (B)	115,000	126,297
Global Partners LP 8.250%, 01/15/2032 (B)	122,000	126,549
Hess Midstream Operations LP
4.250%, 02/15/2030 (B)	78,000	74,478
5.500%, 10/15/2030 (B)	31,000	30,935
6.500%, 06/01/2029 (B)	105,000	108,680
Howard Midstream Energy Partners LLC 7.375%, 07/15/2032 (B)	64,000	66,285
Kinder Morgan Energy Partners LP 7.750%, 03/15/2032	172,000	201,447
Leviathan Bond, Ltd.
6.500%, 06/30/2027 (B)	666,000	630,422
6.750%, 06/30/2030 (B)	113,000	102,830
Matador Resources Company 6.250%, 04/15/2033 (B)	236,000	232,042
MC Brazil Downstream Trading SARL 7.250%, 06/30/2031 (B)	429,530	367,557
MPLX LP
4.950%, 09/01/2032	344,000	345,305
5.000%, 03/01/2033	355,000	355,196
Occidental Petroleum Corp.
5.375%, 01/01/2032	229,000	232,145
6.050%, 10/01/2054	582,000	590,876
6.450%, 09/15/2036	618,000	667,415
6.600%, 03/15/2046	276,000	296,973
6.625%, 09/01/2030	676,000	729,303
ONEOK, Inc.
5.650%, 11/01/2028	131,000	136,919
6.050%, 09/01/2033	565,000	603,683
6.625%, 09/01/2053	633,000	702,402
Ovintiv, Inc.
6.250%, 07/15/2033 (C)	317,000	335,451
7.200%, 11/01/2031	55,000	61,400
Parkland Corp.
4.500%, 10/01/2029 (B)	266,000	251,844
4.625%, 05/01/2030 (B)	327,000	308,378
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Parkland Corp. (continued)
6.625%, 08/15/2032 (B)	$160,000	$162,429
Petroleos Mexicanos 7.690%, 01/23/2050	559,000	436,724
Sabine Pass Liquefaction LLC 4.500%, 05/15/2030	927,000	924,541
Saudi Arabian Oil Company 5.250%, 07/17/2034 (B)	305,000	313,633
Southwestern Energy Company 4.750%, 02/01/2032	129,000	123,404
Sunoco LP
4.500%, 04/30/2030	444,000	425,440
7.000%, 05/01/2029 (B)	324,000	338,521
7.250%, 05/01/2032 (B)	324,000	343,446
Talos Production, Inc.
9.000%, 02/01/2029 (B)	53,000	54,572
9.375%, 02/01/2031 (B)	66,000	67,855
Targa Resources Corp.
5.500%, 02/15/2035	592,000	609,690
6.150%, 03/01/2029	521,000	555,140
Targa Resources Partners LP 4.000%, 01/15/2032	581,000	546,684
The Williams Companies, Inc.
4.650%, 08/15/2032	443,000	440,121
4.800%, 11/15/2029	302,000	306,427
Var Energi ASA 8.000%, 11/15/2032 (B)	1,043,000	1,209,416
Venture Global Calcasieu Pass LLC
3.875%, 08/15/2029 (B)	170,000	160,655
4.125%, 08/15/2031 (B)	296,000	275,200
Venture Global LNG, Inc.
7.000%, 01/15/2030 (B)	315,000	321,809
9.000%, (9.000% to 9-30-29, then 5 Year CMT + 5.440%), 09/30/2029 (B)(D)	601,000	609,191
9.500%, 02/01/2029 (B)	538,000	606,060
Vital Energy, Inc. 7.875%, 04/15/2032 (B)	225,000	217,960
Western Midstream Operating LP
4.050%, 02/01/2030	490,000	471,779
5.450%, 11/15/2034	285,000	285,602
Whistler Pipeline LLC
5.400%, 09/30/2029 (B)	228,000	232,945
5.700%, 09/30/2031 (B)	284,000	294,019
		32,681,717
Financials – 10.0%
Ally Financial, Inc.
6.184%, (6.184% to 7-26-34. then Overnight SOFR + 2.290%), 07/26/2035	358,000	366,393
8.000%, 11/01/2031	467,000	528,699
Ambac Assurance Corp. 5.100%, 10/18/2024 (B)(D)	131	183
American National Group, Inc. 5.750%, 10/01/2029 (E)	205,000	206,185
AmWINS Group, Inc. 6.375%, 02/15/2029 (B)	204,000	208,977
Apollo Debt Solutions BDC 6.900%, 04/13/2029 (B)	793,000	824,361
Ares Capital Corp.
2.875%, 06/15/2028	489,000	451,033
5.875%, 03/01/2029	382,000	391,178
Ares Strategic Income Fund
5.600%, 02/15/2030 (B)	434,000	430,566
6.350%, 08/15/2029 (B)	178,000	181,957

9

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Athene Holding, Ltd. 3.500%, 01/15/2031	$141,000	$131,263
Baldwin Insurance Group Holdings LLC 7.125%, 05/15/2031 (B)	155,000	163,092
Banco Santander SA 4.379%, 04/12/2028	593,000	590,217
Bank of America Corp.
2.087%, (2.087% to 6-14-28, then Overnight SOFR + 1.060%), 06/14/2029	850,000	784,937
2.592%, (2.592% to 4-29-30, then Overnight SOFR + 2.150%), 04/29/2031	973,000	882,357
2.687%, (2.687% to 4-22-31, then Overnight SOFR + 1.320%), 04/22/2032	1,599,000	1,426,099
3.846%, (3.846% to 3-8-32, then 5 Year CMT + 2.000%), 03/08/2037	784,000	724,719
4.571%, (4.571% to 4-27-32, then Overnight SOFR + 1.830%), 04/27/2033	477,000	474,709
5.425%, (5.425% to 8-15-34, then Overnight SOFR + 1.913%), 08/15/2035	592,000	606,861
Bank of Montreal 7.700%, (7.700% to 5-26-29, then 5 Year CMT + 3.452%), 05/26/2084	770,000	812,567
Barclays PLC
4.375%, (4.375% to 9-15-28, then 5 Year CMT + 3.410%), 03/15/2028 (D)	636,000	569,259
8.000%, (8.000% to 9-15-29, then 5 Year CMT + 5.431%), 03/15/2029 (D)	200,000	210,618
Blackstone Private Credit Fund
3.250%, 03/15/2027	79,000	75,289
4.000%, 01/15/2029 (C)	372,000	354,125
5.250%, 04/01/2030 (B)	449,000	442,317
5.950%, 07/16/2029 (B)	233,000	237,238
7.300%, 11/27/2028 (B)	479,000	509,732
Block, Inc. 3.500%, 06/01/2031	126,000	114,893
BNP Paribas SA
5.497%, (5.497% to 5-20-29, then Overnight SOFR + 1.590%), 05/20/2030 (B)	474,000	491,187
5.894%, (5.894% to 12-5-33, then Overnight SOFR + 1.866%), 12/05/2034 (B)	705,000	761,118
9.250%, (9.250% to 11-17-27, then 5 Year CMT + 4.969%), 11/17/2027 (B)(C)(D)	425,000	464,340
BPCE SA 5.716%, (5.716% to 1-18-29, then 1 Year CMT + 1.959%), 01/18/2030 (B)	500,000	516,400
Citigroup, Inc.
4.700%, (4.700% to 1-30-25, then Overnight SOFR + 3.234%), 01/30/2025 (D)	717,000	713,189
5.174%, (5.174% to 2-13-29, then Overnight SOFR + 1.364%), 02/13/2030	370,000	380,079
6.174%, (6.174% to 5-25-33, then Overnight SOFR + 2.661%), 05/25/2034	696,000	742,628
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Citigroup, Inc. (continued)
6.250%, (6.250% to 8-15-26, then 3 month CME Term SOFR + 4.779%), 08/15/2026 (D)	$650,000	$659,899
Citizens Financial Group, Inc.
3.250%, 04/30/2030	547,000	506,862
5.718%, (5.718% to 7-23-31, then Overnight SOFR + 1.910%), 07/23/2032	474,000	491,562
CNA Financial Corp. 2.050%, 08/15/2030	235,000	205,843
CNO Financial Group, Inc.
5.250%, 05/30/2029	706,000	714,540
6.450%, 06/15/2034	286,000	302,335
Comerica, Inc. 5.982%, (5.982% to 1-30-29, then Overnight SOFR + 2.155%), 01/30/2030	358,000	369,057
Corebridge Financial, Inc. 6.875%, (6.875% to 12-15-27, then 5 Year CMT + 3.846%), 12/15/2052	269,000	278,458
Credit Agricole SA
3.250%, 01/14/2030 (B)	1,049,000	972,464
6.316%, (6.316% to 10-3-28, then Overnight SOFR + 1.860%), 10/03/2029 (B)	646,000	686,914
Deutsche Bank AG
3.742%, (3.742% to 1-7-32, then Overnight SOFR + 2.257%), 01/07/2033	703,000	615,293
6.819%, (6.819% to 11-20-28, then Overnight SOFR + 2.510%), 11/20/2029	410,000	441,351
Enact Holdings, Inc. 6.250%, 05/28/2029	570,000	591,810
Enova International, Inc. 9.125%, 08/01/2029 (B)	139,000	142,620
Fifth Third Bancorp 7.898%, (3 month CME Term SOFR + 3.295%), 10/28/2024 (A)(D)	410,000	407,741
Global Atlantic Financial Company
4.700%, (4.700% to 10-15-26, then 5 Year CMT + 3.796%), 10/15/2051 (B)	384,000	367,630
7.950%, (7.950% to 10-15-29, then 5 Year CMT + 3.608%), 10/15/2054 (B)	162,000	169,101
Huntington Bancshares, Inc. 6.208%, (6.208% to 8-21-28, then Overnight SOFR + 2.020%), 08/21/2029	381,000	403,059
ING Groep NV
6.114%, (6.114% to 9-11-33, then Overnight SOFR + 2.090%), 09/11/2034	200,000	218,129
6.500%, (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%), 04/16/2025 (D)	135,000	135,113
Jefferies Financial Group, Inc.
5.875%, 07/21/2028	482,000	502,799
6.200%, 04/14/2034	470,000	503,131
JPMorgan Chase & Co.
2.522%, (2.522% to 4-22-30, then Overnight SOFR + 2.040%), 04/22/2031	1,025,000	931,017

10

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (continued)
2.956%, (2.956% to 5-13-30, then 3 month CME Term SOFR + 2.515%), 05/13/2031	$886,000	$814,897
4.452%, (4.452% to 12-5-28, then 3 month CME Term SOFR + 1.592%), 12/05/2029	276,000	277,280
4.995%, (4.995% to 7-22-29, then Overnight SOFR + 1.125%), 07/22/2030	582,000	598,427
5.012%, (5.012% to 1-23-29, then Overnight SOFR + 1.310%), 01/23/2030	621,000	636,900
5.294%, (5.294% to 7-22-34, then Overnight SOFR + 1.460%), 07/22/2035	582,000	606,987
5.581%, (5.581% to 4-22-29, then Overnight SOFR + 1.160%), 04/22/2030	400,000	419,836
Lazard Group LLC 4.375%, 03/11/2029	552,000	547,232
Liberty Mutual Group, Inc. 4.125%, (4.125% to 12-15-26, then 5 Year CMT + 3.315%), 12/15/2051 (B)	203,000	192,039
Lloyds Banking Group PLC 6.750%, (6.750% to 9-27-31, then 5 Year CMT + 3.150%), 09/27/2031 (D)(E)	342,000	341,905
M&T Bank Corp. 5.125%, (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%), 11/01/2026 (D)	116,000	114,668
Macquarie Airfinance Holdings, Ltd. 5.150%, 03/17/2030 (B)	130,000	130,283
Macquarie Bank, Ltd. 3.624%, 06/03/2030 (B)	424,000	396,114
MassMutual Global Funding II 4.350%, 09/17/2031 (B)	456,000	454,227
MetLife, Inc. 6.400%, (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%), 12/15/2036	556,000	589,512
Morgan Stanley
2.239%, (2.239% to 7-21-31, then Overnight SOFR + 1.178%), 07/21/2032	203,000	174,771
2.484%, (2.484% to 9-16-31, then Overnight SOFR + 1.360%), 09/16/2036	926,000	774,829
5.173%, (5.173% to 1-16-29, then Overnight SOFR + 1.450%), 01/16/2030	927,000	955,596
5.320%, (5.320% to 7-19-34, then Overnight SOFR + 1.555%), 07/19/2035	700,000	726,896
MSCI, Inc. 3.625%, 11/01/2031 (B)	652,000	600,047
Nationstar Mortgage Holdings, Inc.
5.125%, 12/15/2030 (B)	85,000	81,541
5.500%, 08/15/2028 (B)	156,000	154,429
NatWest Group PLC
6.000%, (6.000% to 6-29-26, then 5 Year CMT + 5.625%), 12/29/2025 (D)	673,000	672,651
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
NatWest Group PLC (continued)
8.125%, (8.125% to 5-10-34, then 5 Year CMT + 3.752%), 11/10/2033 (D)	$441,000	$481,101
OneMain Finance Corp. 9.000%, 01/15/2029	233,000	246,902
Popular, Inc. 7.250%, 03/13/2028	517,000	545,856
Regions Financial Corp.
5.502%, (5.502% to 9-6-34, then Overnight SOFR + 2.060%), 09/06/2035	563,000	572,927
5.722%, (5.722% to 6-6-29, then Overnight SOFR + 1.490%), 06/06/2030	599,000	620,521
SBL Holdings, Inc. 5.000%, 02/18/2031 (B)	225,000	205,749
Sixth Street Lending Partners 5.750%, 01/15/2030 (B)	274,000	273,024
Societe Generale SA
5.375%, (5.375% to 11-18-30, then 5 Year CMT + 4.514%), 11/18/2030 (B)(D)	557,000	477,611
5.634%, (5.634% to 1-19-29, then 1 Year CMT + 1.750%), 01/19/2030 (B)	400,000	409,851
Starwood Property Trust, Inc.
6.000%, 04/15/2030 (B)	380,000	380,155
7.250%, 04/01/2029 (B)	84,000	88,079
Teachers Insurance & Annuity Association of America 4.270%, 05/15/2047 (B)	629,000	546,658
The Bank of New York Mellon Corp. 4.975%, (4.975% to 3-14-29, then Overnight SOFR + 1.085%), 03/14/2030	342,000	353,237
The Charles Schwab Corp.
5.643%, (5.643% to 5-19-28, then Overnight SOFR + 2.210%), 05/19/2029	240,000	250,581
5.853%, (5.853% to 5-19-33, then Overnight SOFR + 2.500%), 05/19/2034	334,000	357,644
6.196%, (6.196% to 11-17-28, then Overnight SOFR + 1.878%), 11/17/2029	641,000	685,222
The Goldman Sachs Group, Inc.
2.615%, (2.615% to 4-22-31, then Overnight SOFR + 1.281%), 04/22/2032	1,954,000	1,726,778
2.650%, (2.650% to 10-21-31, then Overnight SOFR + 1.264%), 10/21/2032	697,000	612,363
The PNC Financial Services Group, Inc.
5.939%, (5.939% to 8-18-33, then Overnight SOFR + 1.946%), 08/18/2034	583,000	628,656
6.250%, (6.250% to 3-15-30, then 7 Year CMT + 2.808%), 03/15/2030 (D)	440,000	446,816
8.317%, (3 month CME Term SOFR + 3.302%), 12/01/2024 (A)(D)	393,000	395,844

11

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Truist Financial Corp.
5.153%, (5.153% to 8-5-31, then Overnight SOFR + 1.571%), 08/05/2032	$560,000	$573,560
5.435%, (5.435% to 1-24-29, then Overnight SOFR + 1.620%), 01/24/2030	681,000	704,876
5.867%, (5.867% to 6-8-33, then Overnight SOFR + 2.361%), 06/08/2034	602,000	639,978
7.161%, (7.161% to 10-30-28, then Overnight SOFR + 2.446%), 10/30/2029	366,000	401,181
Trust Fibra Uno 7.375%, 02/13/2034 (B)	554,000	570,351
U.S. Bancorp
5.384%, (5.384% to 1-23-29, then Overnight SOFR + 1.560%), 01/23/2030	364,000	378,017
5.836%, (5.836% to 6-10-33, then Overnight SOFR + 2.260%), 06/12/2034	604,000	644,906
UBS Group AG
5.428%, (5.428% to 2-8-29, then 1 Year CMT + 1.520%), 02/08/2030 (B)	452,000	467,287
6.301%, (6.301% to 9-22-33, then 1 Year CMT + 2.000%), 09/22/2034 (B)	400,000	439,048
9.250%, (9.250% to 11-13-28, then 5 Year CMT + 4.745%), 11/13/2028 (B)(D)	300,000	331,680
9.250%, (9.250% to 11-13-33, then 5 Year CMT + 4.758%), 11/13/2033 (B)(D)	200,000	235,867
Wells Fargo & Company
2.879%, (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%), 10/30/2030	699,000	648,328
3.350%, (3.350% to 3-2-32, then Overnight SOFR + 1.500%), 03/02/2033	1,847,000	1,688,482
5.198%, (5.198% to 1-23-29, then Overnight SOFR + 1.500%), 01/23/2030	946,000	975,247
		56,650,943
Health care – 2.3%
AbbVie, Inc. 3.200%, 11/21/2029	1,561,000	1,492,788
AdaptHealth LLC 5.125%, 03/01/2030 (B)	152,000	142,278
Amgen, Inc. 5.250%, 03/02/2030 to 03/02/2033	1,947,000	2,028,517
Cencora, Inc. 2.800%, 05/15/2030	430,000	395,080
Centene Corp.
2.450%, 07/15/2028	178,000	163,925
3.000%, 10/15/2030	478,000	427,919
3.375%, 02/15/2030	273,000	251,574
Concentra Escrow Issuer Corp. 6.875%, 07/15/2032 (B)	72,000	75,709
DaVita, Inc.
3.750%, 02/15/2031 (B)	208,000	187,616
4.625%, 06/01/2030 (B)	678,000	646,334
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Endo Finance Holdings, Inc. 8.500%, 04/15/2031 (B)(C)	$237,000	$253,953
Fresenius Medical Care US Finance III, Inc. 2.375%, 02/16/2031 (B)	995,000	841,608
HCA, Inc. 5.450%, 04/01/2031	464,000	483,443
Icon Investments Six DAC 5.849%, 05/08/2029	305,000	320,559
IQVIA, Inc. 6.250%, 02/01/2029	320,000	340,134
Regeneron Pharmaceuticals, Inc. 1.750%, 09/15/2030	669,000	578,051
Solventum Corp.
5.400%, 03/01/2029 (B)	478,000	491,773
5.450%, 03/13/2031 (B)	919,000	947,383
Thermo Fisher Scientific, Inc. 4.977%, 08/10/2030	166,000	173,002
Universal Health Services, Inc. 2.650%, 10/15/2030	503,000	448,626
Varex Imaging Corp. 7.875%, 10/15/2027 (B)	96,000	97,663
Viatris, Inc.
2.700%, 06/22/2030	901,000	800,650
4.000%, 06/22/2050	2,005,000	1,437,820
		13,026,405
Industrials – 4.4%
AAR Escrow Issuer LLC 6.750%, 03/15/2029 (B)	132,000	137,281
AerCap Ireland Capital DAC
3.000%, 10/29/2028	437,000	412,806
3.300%, 01/30/2032	1,235,000	1,114,586
Aeropuertos Dominicanos Siglo XXI SA 7.000%, 06/30/2034 (B)	200,000	209,480
Air Canada 2020-1 Class C Pass Through Trust 10.500%, 07/15/2026 (B)	548,000	587,730
Albion Financing 1 SARL 6.125%, 10/15/2026 (B)	200,000	200,647
Allied Universal Holdco LLC 7.875%, 02/15/2031 (B)	699,000	714,019
American Airlines 2014-1 Class A Pass Through Trust 3.700%, 10/01/2026	230,842	223,258
American Airlines 2015-1 Class A Pass Through Trust 3.375%, 05/01/2027	1,204,890	1,144,123
American Airlines 2016-1 Class A Pass Through Trust 4.100%, 01/15/2028	574,128	548,488
American Airlines 2016-1 Class AA Pass Through Trust 3.575%, 01/15/2028	76,187	73,459
American Airlines 2016-3 Class A Pass Through Trust 3.250%, 10/15/2028	37,569	34,662
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 02/15/2029	230,589	217,090
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 02/15/2029	440,738	420,554
American Airlines 2017-2 Class A Pass Through Trust 3.600%, 10/15/2029	287,663	265,403

12

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
American Airlines 2019-1 Class A Pass Through Trust 3.500%, 02/15/2032	$621,313	$556,112
American Airlines 2019-1 Class AA Pass Through Trust 3.150%, 02/15/2032	506,423	471,098
American Airlines 2019-1 Class B Pass Through Trust 3.850%, 02/15/2028	86,750	82,070
American Airlines 2021-1 Class A Pass Through Trust 2.875%, 07/11/2034	433,878	378,059
American Airlines 2021-1 Class B Pass Through Trust 3.950%, 07/11/2030	543,660	512,849
American Airlines, Inc. 7.250%, 02/15/2028 (B)(C)	198,000	202,677
APX Group, Inc. 5.750%, 07/15/2029 (B)	216,000	213,852
Arcosa, Inc. 6.875%, 08/15/2032 (B)	71,000	74,304
Ashtead Capital, Inc.
2.450%, 08/12/2031 (B)	400,000	341,496
5.500%, 08/11/2032 (B)	200,000	204,614
5.550%, 05/30/2033 (B)	400,000	409,345
5.950%, 10/15/2033 (B)	956,000	1,006,920
Beacon Roofing Supply, Inc. 4.125%, 05/15/2029 (B)	117,000	110,230
BlueLinx Holdings, Inc. 6.000%, 11/15/2029 (B)	448,000	429,320
British Airways 2018-1 Class A Pass Through Trust 4.125%, 09/20/2031 (B)	64,316	60,939
British Airways 2020-1 Class A Pass Through Trust 4.250%, 11/15/2032 (B)	213,559	204,511
British Airways 2020-1 Class B Pass Through Trust 8.375%, 11/15/2028 (B)	64,930	68,132
Builders FirstSource, Inc.
4.250%, 02/01/2032 (B)	621,000	574,003
6.375%, 06/15/2032 to 03/01/2034 (B)	633,000	656,988
CIMIC Finance USA Pty, Ltd. 7.000%, 03/25/2034 (B)	313,000	336,027
Cimpress PLC 7.375%, 09/15/2032 (B)	305,000	307,471
Concentrix Corp. 6.600%, 08/02/2028	636,000	663,456
Delta Air Lines, Inc.
4.375%, 04/19/2028	522,000	516,873
4.750%, 10/20/2028 (B)	728,051	727,189
Embraer Netherlands Finance BV 7.000%, 07/28/2030 (B)	405,000	441,056
EMRLD Borrower LP 6.625%, 12/15/2030 (B)	576,000	593,911
Flowserve Corp. 3.500%, 10/01/2030	327,000	304,430
Global Infrastructure Solutions, Inc. 5.625%, 06/01/2029 (B)	387,000	379,719
Huntington Ingalls Industries, Inc. 4.200%, 05/01/2030	365,000	358,929
JB Poindexter & Company, Inc. 8.750%, 12/15/2031 (B)	212,000	224,140
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
JetBlue 2019-1 Class AA Pass Through Trust 2.750%, 05/15/2032	$373,372	$333,963
Kingston Airport Revenue Finance, Ltd. 6.750%, 12/15/2036 (B)	200,000	207,300
MasTec, Inc.
4.500%, 08/15/2028 (B)	146,000	143,419
5.900%, 06/15/2029	309,000	322,470
Owens Corning
3.500%, 02/15/2030	143,000	135,817
3.875%, 06/01/2030	45,000	43,424
5.700%, 06/15/2034	589,000	625,285
Quanta Services, Inc. 5.250%, 08/09/2034	292,000	298,510
Regal Rexnord Corp. 6.400%, 04/15/2033	282,000	301,603
Terex Corp. 6.250%, 10/15/2032 (B)	84,000	84,000
The Boeing Company 6.298%, 05/01/2029 (B)	213,000	224,095
TriNet Group, Inc. 3.500%, 03/01/2029 (B)	104,000	96,604
Uber Technologies, Inc.
4.500%, 08/15/2029 (B)	330,000	327,165
4.800%, 09/15/2034	171,000	170,763
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 07/07/2028	506,405	471,069
United Airlines 2018-1 Class B Pass Through Trust 4.600%, 03/01/2026	99,020	97,654
United Airlines 2019-1 Class A Pass Through Trust 4.550%, 08/25/2031	469,781	436,235
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027	685,012	699,000
United Airlines 2023-1 Class A Pass Through Trust 5.800%, 01/15/2036	640,365	672,068
United Airlines 2024-1 Class A Pass Through Trust 5.875%, 02/15/2037	458,000	471,840
United Airlines 2024-1 Class AA Pass Through Trust 5.450%, 02/15/2037	498,000	518,268
United Airlines, Inc. 4.625%, 04/15/2029 (B)	154,000	148,773
Watco Companies LLC 7.125%, 08/01/2032 (B)	164,000	170,933
Williams Scotsman, Inc. 6.625%, 06/15/2029 (B)	189,000	194,592
		24,909,156
Information technology – 2.5%
Amentum Escrow Corp. 7.250%, 08/01/2032 (B)	47,000	49,051
Atlassian Corp. 5.250%, 05/15/2029	331,000	342,091
Autodesk, Inc. 2.850%, 01/15/2030	219,000	203,458
Broadcom, Inc.
3.419%, 04/15/2033 (B)	433,000	393,425
3.469%, 04/15/2034 (B)	285,000	256,641
4.550%, 02/15/2032	223,000	222,830
4.750%, 04/15/2029	1,668,000	1,694,386

13

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
CDW LLC
3.250%, 02/15/2029	$119,000	$112,192
5.100%, 03/01/2030	181,000	183,449
5.550%, 08/22/2034	241,000	246,577
Consensus Cloud Solutions, Inc. 6.500%, 10/15/2028 (B)(C)	144,000	143,963
Dell International LLC
5.300%, 10/01/2029	225,000	234,354
5.400%, 04/15/2034	1,165,000	1,215,684
Flex, Ltd. 5.250%, 01/15/2032	165,000	166,547
Foundry JV Holdco LLC
5.875%, 01/25/2034 (B)	548,000	558,288
5.900%, 01/25/2030 (B)	329,000	340,524
Gartner, Inc. 4.500%, 07/01/2028 (B)	671,000	664,129
Marvell Technology, Inc. 2.450%, 04/15/2028	749,000	699,048
Micron Technology, Inc.
2.703%, 04/15/2032	453,000	395,737
5.300%, 01/15/2031	368,000	382,376
5.327%, 02/06/2029	630,000	650,966
6.750%, 11/01/2029	1,537,000	1,688,692
Motorola Solutions, Inc.
2.300%, 11/15/2030	786,000	693,469
2.750%, 05/24/2031	715,000	639,626
Oracle Corp.
2.950%, 04/01/2030	355,000	330,105
5.550%, 02/06/2053	893,000	913,852
Qorvo, Inc.
3.375%, 04/01/2031 (B)	471,000	421,707
4.375%, 10/15/2029	311,000	301,316
Rocket Software, Inc. 9.000%, 11/28/2028 (B)	256,000	267,158
		14,411,641
Materials – 1.0%
Alcoa Nederland Holding BV 7.125%, 03/15/2031 (B)	128,000	136,451
Arsenal AIC Parent LLC 8.000%, 10/01/2030 (B)	211,000	226,421
Braskem Netherlands Finance BV 4.500%, 01/31/2030 (B)	862,000	768,585
Cemex SAB de CV
3.875%, 07/11/2031 (B)	545,000	501,750
5.200%, 09/17/2030 (B)	445,000	446,293
Clydesdale Acquisition Holdings, Inc. 6.875%, 01/15/2030 (B)	387,000	395,217
Freeport-McMoRan, Inc.
4.250%, 03/01/2030	614,000	600,604
5.400%, 11/14/2034	454,000	470,849
5.450%, 03/15/2043	889,000	892,819
Graphic Packaging International LLC 3.500%, 03/01/2029 (B)	198,000	186,038
Novelis Corp. 4.750%, 01/30/2030 (B)	525,000	508,991
Owens-Brockway Glass Container, Inc. 7.250%, 05/15/2031 (B)(C)	423,000	434,561
Sasol Financing USA LLC 5.500%, 03/18/2031	192,000	171,300
Summit Materials LLC 7.250%, 01/15/2031 (B)	122,000	129,234
		5,869,113
Real estate – 0.7%
American Tower Corp. 3.800%, 08/15/2029	931,000	905,790
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
CoStar Group, Inc. 2.800%, 07/15/2030 (B)	$676,000	$609,016
GLP Capital LP
3.250%, 01/15/2032	521,000	460,902
4.000%, 01/15/2030	262,000	250,172
Iron Mountain Information Management Services, Inc. 5.000%, 07/15/2032 (B)	126,000	121,448
Iron Mountain, Inc. 5.250%, 07/15/2030 (B)	304,000	300,162
VICI Properties LP
3.875%, 02/15/2029 (B)	296,000	283,488
4.625%, 12/01/2029 (B)	571,000	560,146
5.125%, 05/15/2032	546,000	548,219
		4,039,343
Utilities – 2.8%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030 (B)	388,948	352,838
Alpha Generation LLC 6.750%, 10/15/2032 (B)	214,000	217,017
AltaGas, Ltd. 7.200%, (7.200% to 10-15-34, then 5 Year CMT + 3.573%), 10/15/2054 (B)	209,000	213,469
American Electric Power Company, Inc. 5.625%, 03/01/2033	218,000	230,000
Atlantica Transmision Sur SA 6.875%, 04/30/2043 (B)	201,168	216,360
CenterPoint Energy, Inc.
6.850%, (6.850% to 2-15-35, then 5 Year CMT + 2.946%), 02/15/2055	177,000	182,516
7.000%, (7.000% to 2-15-30, then 5 Year CMT + 3.254%), 02/15/2055	639,000	663,752
Constellation Energy Generation LLC
6.125%, 01/15/2034	195,000	214,307
6.500%, 10/01/2053	312,000	360,612
Dominion Energy, Inc.
3.375%, 04/01/2030	604,000	572,456
6.875%, (6.875% to 2-1-30, then 5 Year CMT + 2.386%), 02/01/2055	405,000	430,139
7.000%, (7.000% to 6-1-34, then 5 Year CMT + 2.511%), 06/01/2054	185,000	201,988
Duke Energy Corp.
2.450%, 06/01/2030	105,000	94,720
5.750%, 09/15/2033	647,000	695,844
Electricite de France SA
5.650%, 04/22/2029 (B)	756,000	793,835
9.125%, (9.125% to 6-15-33, then 5 Year CMT + 5.411%), 03/15/2033 (B)(D)	421,000	479,222
FirstEnergy Corp.
2.650%, 03/01/2030	379,000	345,817
3.400%, 03/01/2050	167,000	122,381
Georgia Power Company 4.950%, 05/17/2033	340,000	349,517
Lightning Power LLC 7.250%, 08/15/2032 (B)	275,000	289,173
NextEra Energy Capital Holdings, Inc.
2.250%, 06/01/2030	265,000	236,860
6.700%, (6.700% to 9-1-29, then 5 Year CMT + 2.364%), 09/01/2054	554,000	581,147
NextEra Energy Operating Partners LP
3.875%, 10/15/2026 (B)	454,000	442,238
4.500%, 09/15/2027 (B)	201,000	196,377
NiSource, Inc.
1.700%, 02/15/2031	205,000	173,066

14

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
NiSource, Inc. (continued)
3.600%, 05/01/2030	$345,000	$331,273
NRG Energy, Inc.
3.625%, 02/15/2031 (B)	335,000	303,553
3.875%, 02/15/2032 (B)	626,000	570,321
4.450%, 06/15/2029 (B)	412,000	402,609
7.000%, 03/15/2033 (B)	497,000	552,097
10.250%, (10.250% to 3-15-28, then 5 Year CMT + 5.920%), 03/15/2028 (B)(D)	371,000	418,475
Pacific Gas & Electric Company
4.950%, 07/01/2050	282,000	256,442
5.800%, 05/15/2034	273,000	288,520
PG&E Corp. 7.375%, (7.375% to 3-15-30, then 5 Year CMT + 3.883%), 03/15/2055	150,000	157,331
Sempra
5.500%, 08/01/2033	534,000	560,000
6.400%, (6.400% to 10-1-34, then 5 Year CMT + 2.632%), 10/01/2054	422,000	422,794
6.875%, (6.875% to 10-1-29, then 5 Year CMT + 2.789%), 10/01/2054	398,000	412,547
The Southern Company
5.200%, 06/15/2033	199,000	206,211
5.700%, 03/15/2034	490,000	525,925
Vistra Corp. 8.000%, (8.000% to 10-15-26, then 5 Year CMT + 6.930%), 10/15/2026 (B)(D)	172,000	180,177
Vistra Operations Company LLC
4.300%, 07/15/2029 (B)	891,000	873,235
6.875%, 04/15/2032 (B)	228,000	239,840
6.950%, 10/15/2033 (B)	431,000	485,908
		15,842,909
TOTAL CORPORATE BONDS (Cost $201,186,828)		$204,747,044
MUNICIPAL BONDS – 0.0%
Golden State Tobacco Securitization Corp. (California) 4.214%, 06/01/2050	231,000	179,834
TOTAL MUNICIPAL BONDS (Cost $231,000)		$179,834
TERM LOANS (F) – 0.0%
Health care – 0.0%
Endo Finance Holdings, Inc., 2024 Term Loan B (3 month CME Term SOFR + 4.500%) 9.783%, 04/23/2031	191,000	190,721
TOTAL TERM LOANS (Cost $189,976)		$190,721
COLLATERALIZED MORTGAGE OBLIGATIONS – 3.3%
Commercial and residential – 2.3%
Angel Oak Mortgage Trust LLC
Series 2021-4, Class A1, 1.035%, 01/20/2065 (B)(G)	209,017	175,388
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter), 4.800%, 11/26/2068 (B)	380,673	379,474
Arroyo Mortgage Trust Series 2021-1R, Class A1 1.175%, 10/25/2048 (B)(G)	148,350	132,198
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ENM 3.843%, 11/05/2032 (B)(G)	116,000	45,244
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BANK Series 2021-BN34, Class XA IO 1.082%, 06/15/2063	$12,727,954	$589,854
BBCMS Mortgage Trust Series 2020-C6, Class A2 2.690%, 02/15/2053	101,000	96,413
Benchmark Mortgage Trust Series 2019-B12, Class A2 3.001%, 08/15/2052	188,290	188,570
BRAVO Residential Funding Trust Series 2021-NQM1, Class A1 0.941%, 02/25/2049 (B)(G)	92,127	84,390
BX Trust
Series 2019-OC11, Class D, 4.075%, 12/09/2041 (B)(G)	300,000	276,170
Series 2022-CLS, Class A, 5.760%, 10/13/2027 (B)	267,000	269,568
CHL Mortgage Pass-Through Trust Series 2004-HYB2, Class 4A 6.688%, 07/20/2034 (G)	254,607	245,593
Citigroup Commercial Mortgage Trust
Series 2019-C7, Class XA IO, 0.978%, 12/15/2072	15,305,845	529,203
Series 2023-SMRT, Class A, 6.015%, 10/12/2040 (B)(G)	210,000	217,082
COLT Mortgage Loan Trust Series 2021-2, Class A1 0.924%, 08/25/2066 (B)(G)	196,611	164,262
COLT Trust Series 2020-RPL1, Class A1 1.390%, 01/25/2065 (B)(G)	359,398	310,356
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO 0.577%, 05/10/2051	4,962,873	67,547
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D, 4.540%, 08/10/2030 (B)(G)	307,000	256,677
Series 2017-PANW, Class A, 3.244%, 10/10/2029 (B)	89,000	86,383
Series 2020-CBM, Class A2, 2.896%, 02/10/2037 (B)	169,000	166,037
Series 2020-CX, Class A, 2.173%, 11/10/2046 (B)	500,000	419,268
Credit Suisse Mortgage Capital Certificates
Series 2020-NET, Class A, 2.257%, 08/15/2037 (B)	56,768	54,709
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (B)(G)	104,304	93,100
Series 2021-NQM3, Class A1, 1.015%, 04/25/2066 (B)(G)	144,515	124,654
Series 2021-NQM5, Class A1, 0.938%, 05/25/2066 (B)(G)	109,500	93,238
Series 2021-NQM6, Class A1, 1.174%, 07/25/2066 (B)(G)	262,550	225,488
CSAIL Commercial Mortgage Trust Series 2019-C17, Class A4 2.763%, 09/15/2052	425,000	393,734

15

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
DSLA Mortgage Loan Trust Series 2004-AR3, Class 2A2B (1 month CME Term SOFR + 1.014%) 5.979%, 07/19/2044 (A)	$213,785	$200,844
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, 0.797%, 02/25/2066 (B)(G)	52,192	45,288
Series 2021-2, Class A1, 0.931%, 06/25/2066 (B)(G)	180,786	151,670
Flagstar Mortgage Trust Series 2021-1, Class A2 2.500%, 02/01/2051 (B)(G)	309,224	260,042
FREMF Mortgage Trust Series 2019-KF69, Class B (30 day Average SOFR + 2.414%) 7.761%, 08/25/2029 (A)(B)	87,868	82,362
GCAT Trust
Series 2021-NQM1, Class A1, 0.874%, 01/25/2066 (B)(G)	118,951	103,128
Series 2021-NQM2, Class A1, 1.036%, 05/25/2066 (B)(G)	123,522	105,742
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (B)(G)	200,246	173,800
GS Mortgage Securities Trust
Series 2013-GC10, Class C, 4.285%, 02/10/2046 (B)(G)	565,125	531,527
Series 2020-UPTN, Class A, 2.751%, 02/10/2037 (B)	100,000	99,004
GS Mortgage-Backed Securities Trust Series 2021-NQM1, Class A1 1.017%, 07/25/2061 (B)(G)	86,935	77,587
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO, 0.350%, 05/19/2037 (B)	6,498,193	107,963
Series 2007-4, Class ES IO, 0.350%, 07/19/2047	6,494,816	85,461
Series 2007-6, Class ES IO, 0.343%, 08/19/2037 (B)	7,152,142	92,598
Hawaii Hotel Trust Series 2019-MAUI, Class E (1 month CME Term SOFR + 2.207%) 7.554%, 05/15/2038 (A)(B)	300,000	298,688
Imperial Fund Mortgage Trust Series 2021-NQM1, Class A1 1.071%, 06/25/2056 (B)(G)	112,675	97,967
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class AFX 2.812%, 01/16/2037 (B)	258,000	227,043
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 6.652%, 04/21/2034 (G)	43,933	42,662
Series 2004-8, Class 5A1, 7.406%, 08/25/2034 (G)	22,061	21,491
MFA Trust Series 2021-NQM1, Class A1 1.153%, 04/25/2065 (B)(G)	82,536	77,079
Morgan Stanley Capital I Trust Series 2019-L3, Class XA IO 0.728%, 11/15/2052	20,048,121	525,197
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Natixis Commercial Mortgage Securities Trust Series 2018-ALXA, Class C 4.460%, 01/15/2043 (B)(G)	$98,000	$86,669
NYMT Loan Trust Series 2022-CP1, Class A1 2.042%, 07/25/2061 (B)	118,114	109,989
OBX Trust
Series 2020-EXP2, Class A3, 2.500%, 05/25/2060 (B)(G)	93,666	79,894
Series 2021-NQM2, Class A1, 1.101%, 05/25/2061 (B)(G)	202,770	167,339
Provident Funding Mortgage Trust Series 2020-F1, Class A2 2.000%, 01/25/2036 (B)(G)	254,965	226,506
Sequoia Mortgage Trust Series 2005-3, Class A1 (1 month CME Term SOFR + 0.514%) 5.475%, 05/20/2035 (A)	19,847	18,119
SLG Office Trust Series 2021-OVA, Class D 2.851%, 07/15/2041 (B)	352,000	292,997
Structured Asset Securities Corp. Series 1998-RF2, Class A 4.739%, 07/15/2027 (B)(G)	27,893	27,833
Towd Point Mortgage Trust
Series 2015-6, Class M2, 3.750%, 04/25/2055 (B)(G)	1,000,000	981,455
Series 2018-4, Class A1, 3.000%, 06/25/2058 (B)(G)	194,640	184,537
Series 2019-1, Class A1, 3.750%, 03/25/2058 (B)(G)	137,220	133,506
Series 2019-4, Class A1, 2.900%, 10/25/2059 (B)(G)	120,004	115,218
Series 2020-4, Class A1, 1.750%, 10/25/2060 (B)	189,389	172,154
UBS Commercial Mortgage Trust Series 2019-C17, Class XA IO 1.578%, 10/15/2052	8,492	481
Verus Securitization Trust
Series 2020-5, Class A1 (1.218% to 10-1-24, then 2.218% thereafter), 1.218%, 05/25/2065 (B)	54,534	52,240
Series 2021-3, Class A1, 1.046%, 06/25/2066 (B)(G)	211,796	185,186
Series 2021-4, Class A1, 0.938%, 07/25/2066 (B)(G)	123,064	105,282
Series 2021-5, Class A1, 1.013%, 09/25/2066 (B)(G)	181,182	154,970
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (B)(G)	66,346	62,564
Washington Mutual Mortgage Pass Through Certificates Series 2005-1, Class 6A1 6.500%, 03/25/2035	161,880	140,572
Wells Fargo Commercial Mortgage Trust Series 2019-C54, Class A3 2.892%, 12/15/2052	500,000	464,065
		12,853,319
U.S. Government Agency – 1.0%
Federal Home Loan Mortgage Corp.
Series 290, Class IO, 3.500%, 11/15/2032	505,270	43,097

16

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 3387, Class SB IO, 0.963%, 11/15/2037	$534,605	$51,175
Series K109, Class X1 IO, 1.692%, 04/25/2030	3,083,808	217,212
Series K121, Class X1 IO, 1.115%, 10/25/2030	12,621,127	613,536
Series T-41, Class 3A, 4.325%, 07/25/2032 (G)	33,543	31,436
Federal National Mortgage Association
Series 2001-50, Class BA, 7.000%, 10/25/2041	2,771	2,818
Series 2002-W3, Class A5, 7.500%, 11/25/2041	37,852	40,328
Series 2012-137, Class WI IO, 3.500%, 12/25/2032	443,211	40,576
Series 2019-M25, Class X IO, 0.208%, 11/25/2029	705,074	3,424
Series 2022-22, Class B, 2.000%, 07/25/2054	1,007,717	627,108
Government National Mortgage Association
Series 2008-90, Class IO, 2.015%, 12/16/2050	1,983,396	250,012
Series 2010-147, Class SA IO, 1.095%, 05/20/2040	180,623	5,284
Series 2010-85, Class SB IO, 1.389%, 03/16/2040	413,600	30,032
Series 2012-114, Class IO, 0.626%, 01/16/2053	242,107	3,796
Series 2012-120, Class IO, 0.642%, 02/16/2053	3,220,100	50,669
Series 2015-86, Class IO, 0.403%, 05/16/2052	20,466,352	302,403
Series 2016-174, Class IO, 0.895%, 11/16/2056	290,066	12,405
Series 2017-109, Class IO, 0.229%, 04/16/2057	600,930	8,689
Series 2017-124, Class IO, 0.627%, 01/16/2059	537,079	18,792
Series 2017-135, Class IO, 0.715%, 10/16/2058	947,497	34,120
Series 2017-140, Class IO, 0.486%, 02/16/2059	376,783	11,072
Series 2017-159, Class IO, 0.431%, 06/16/2059	607,791	15,938
Series 2017-169, Class IO, 0.577%, 01/16/2060	1,775,926	56,730
Series 2017-20, Class IO, 0.522%, 12/16/2058	1,361,316	32,312
Series 2017-22, Class IO, 0.750%, 12/16/2057	180,636	6,655
Series 2017-23, Class IO, 0.602%, 05/16/2059	11,053	379
Series 2017-41, Class IO, 0.567%, 07/16/2058	433,932	11,633
Series 2017-46, Class IO, 0.651%, 11/16/2057	536,501	20,367
Series 2017-50, Class IO, 0.594%, 01/16/2057	899,734	32,225
Series 2017-53, Class IO, 0.526%, 11/16/2056	19,778	592
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2017-61, Class IO, 0.701%, 05/16/2059	$209,640	$7,701
Series 2018-158, Class IO, 0.791%, 05/16/2061	1,543,983	89,193
Series 2018-35, Class IO, 0.542%, 03/16/2060	1,420,557	48,791
Series 2018-43, Class IO, 0.434%, 05/16/2060	1,278,181	42,159
Series 2018-69, Class IO, 0.606%, 04/16/2060	349,797	15,791
Series 2018-81, Class IO, 0.484%, 01/16/2060	267,466	11,060
Series 2018-85, Class IO, 0.551%, 07/16/2060	7,608	276
Series 2018-9, Class IO, 0.443%, 01/16/2060	1,585,773	49,017
Series 2019-131, Class IO, 0.803%, 07/16/2061	1,220,057	69,959
Series 2020-100, Class IO, 0.785%, 05/16/2062	1,421,104	85,507
Series 2020-108, Class IO, 0.847%, 06/16/2062	3,092,749	180,445
Series 2020-114, Class IO, 0.801%, 09/16/2062	3,390,989	196,225
Series 2020-118, Class IO, 0.883%, 06/16/2062	2,402,983	144,343
Series 2020-119, Class IO, 0.606%, 08/16/2062	1,324,558	62,524
Series 2020-120, Class IO, 0.768%, 05/16/2062	759,511	45,104
Series 2020-137, Class IO, 0.796%, 09/16/2062	3,562,772	207,228
Series 2020-143, Class IB IO, 0.872%, 03/16/2062	4,178,900	256,303
Series 2020-150, Class IO, 0.964%, 12/16/2062	2,169,568	144,723
Series 2020-170, Class IO, 0.835%, 11/16/2062	2,873,246	185,740
Series 2020-28, Class IO, 0.820%, 11/16/2061	5,213,825	296,919
Series 2020-92, Class IO, 0.879%, 02/16/2062	3,271,412	201,637
Series 2021-3, Class IO, 0.869%, 09/16/2062	3,602,268	231,232
Series 2021-40, Class IO, 0.821%, 02/16/2063	884,937	54,948
Series 2022-150, Class IO, 0.822%, 06/16/2064	302,427	18,531
Series 2022-17, Class IO, 0.802%, 06/16/2064	1,965,635	117,193
Series 2022-181, Class IO, 0.717%, 07/16/2064	931,635	60,716
Series 2022-21, Class IO, 0.784%, 10/16/2063	865,665	51,323
Series 2023-177, Class IO, 0.858%, 06/16/2065	2,026,003	133,424
Series 2023-197, Class IO, 1.317%, 09/16/2065	605,870	53,659

17

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2023-30, Class IO, 1.146%, 11/16/2064	$1,233,134	$88,892
		5,725,378
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $23,469,733)		$18,578,697
ASSET BACKED SECURITIES – 5.2%
ABPCI Direct Lending Fund I, Ltd. Series 2020-1A, Class A 3.199%, 12/29/2030 (B)	102,332	100,182
AIMCO CLO, Ltd. Series 2019-10A, Class ARR (3 month CME Term SOFR + 1.410%) 6.692%, 07/22/2037 (A)(B)	250,000	250,975
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 1.937%, 08/15/2046 (B)	122,000	115,630
Series 2023-2A, Class A2 6.500%, 11/16/2048 (B)	193,000	198,316
APIDOS CLO XLVIII, Ltd. Series 2024-48A, Class A1 (3 month CME Term SOFR + 1.440%) 6.755%, 07/25/2037 (A)(B)	337,000	338,019
Aqua Finance Trust Series 2021-A, Class A 1.540%, 07/17/2046 (B)	88,199	81,401
Arby's Funding LLC Series 2020-1A, Class A2 3.237%, 07/30/2050 (B)	456,000	435,359
Bain Capital Credit CLO, Ltd. Series 2024-2A, Class A1 (3 month CME Term SOFR + 1.520%) 6.846%, 07/15/2037 (A)(B)	313,000	315,222
Ballyrock CLO, Ltd. Series 2024-26A, Class A1A (3 month CME Term SOFR + 1.510%) 6.844%, 07/25/2037 (A)(B)	250,000	250,641
Battalion CLO XXV, Ltd. Series 2024-25A, Class A (3 month CME Term SOFR + 1.630%) 6.902%, 03/13/2037 (A)(B)	250,000	251,529
Beacon Container Finance II LLC Series 2021-1A, Class A 2.250%, 10/22/2046 (B)	354,167	325,345
Cars Net Lease Mortgage Notes Series 2020-1A, Class A1 2.010%, 12/15/2050 (B)	485,625	440,278
Centex Home Equity Loan Trust Series 2005-A, Class M4 (1 month CME Term SOFR + 1.314%) 6.169%, 01/25/2035 (A)	156,736	150,361
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 1.690%, 07/15/2060 (B)	393,061	380,331
Series 2021-1A, Class A1 1.530%, 03/15/2061 (B)	361,900	339,987
CLI Funding VI LLC Series 2020-1A, Class A 2.080%, 09/18/2045 (B)	366,284	338,715
CLI Funding VIII LLC
Series 2021-1A, Class A 1.640%, 02/18/2046 (B)	293,744	267,798
Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
CLI Funding VIII LLC (continued)
Series 2022-1A, Class A 2.720%, 01/18/2047 (B)	$638,847	$584,311
Compass Datacenters Issuer II LLC Series 2024-1A, Class A1 5.250%, 02/25/2049 (B)	380,000	383,297
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5 8.100%, 08/15/2025	5,287	2,403
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 4.300%, 04/20/2048 (B)	607,000	587,735
Series 2024-2A, Class A2 4.500%, 05/20/2049 (B)	571,000	555,525
DataBank Issuer Series 2021-1A, Class A2 2.060%, 02/27/2051 (B)	225,000	214,530
DB Master Finance LLC
Series 2017-1A, Class A2II 4.030%, 11/20/2047 (B)	186,065	182,529
Series 2021-1A, Class A2I 2.045%, 11/20/2051 (B)	669,080	634,063
Series 2021-1A, Class A2II 2.493%, 11/20/2051 (B)	972,500	892,574
Diamond Infrastructure Funding LLC
Series 2021-1A, Class B 2.355%, 04/15/2049 (B)	1,000,000	930,700
Series 2021-1A, Class C 3.475%, 04/15/2049 (B)	370,000	343,348
Domino's Pizza Master Issuer LLC
Series 2017-1A, Class A23 4.118%, 07/25/2047 (B)	606,300	595,385
Series 2021-1A, Class A2I 2.662%, 04/25/2051 (B)	1,302,178	1,199,676
Driven Brands Funding LLC
Series 2020-2A, Class A2 3.237%, 01/20/2051 (B)	286,605	269,858
Series 2021-1A, Class A2 2.791%, 10/20/2051 (B)	421,093	382,176
Elmwood CLO IV, Ltd. Series 2020-1A, Class AR (3 month CME Term SOFR + 1.460%) 6.783%, 04/18/2037 (A)(B)	372,000	374,228
FirstKey Homes Trust Series 2021-SFR1, Class D 2.189%, 08/17/2038 (B)	246,000	232,381
GM Financial Revolving Receivables Trust Series 2024-1, Class A 4.980%, 12/11/2036 (B)	298,000	305,936
GoldenTree Loan Management US CLO, Ltd. Series 2024-20A, Class A (3 month CME Term SOFR + 1.450%) 6.783%, 07/20/2037 (A)(B)	250,000	251,355
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 3.208%, 01/22/2029 (B)	115,560	112,956
Series 2021-1A, Class A2 2.773%, 04/20/2029 (B)	263,080	257,206
HI-FI Music IP Issuer LP Series 2022-1A, Class A2 3.939%, 02/01/2062 (B)	483,000	468,662
Hilton Grand Vacations Trust Series 2023-1A, Class B 6.110%, 01/25/2038 (B)	335,516	344,482

18

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Hotwire Funding LLC Series 2024-1A, Class A2 5.893%, 06/20/2054 (B)	$148,000	$151,837
Invitation Homes Trust Series 2024-SFR1, Class A 4.000%, 09/17/2041 (B)	590,000	572,739
Magnetite XL, Ltd. Series 2024-40A, Class A1 (3 month CME Term SOFR + 1.450%) 6.782%, 07/15/2037 (A)(B)	353,000	354,057
MetroNet Infrastructure Issuer LLC
Series 2022-1A, Class B 7.460%, 10/20/2052 (B)	400,000	413,148
Series 2023-1A, Class A2 6.560%, 04/20/2053 (B)	205,000	212,965
Navient Student Loan Trust Series 2020-2A, Class A1A 1.320%, 08/26/2069 (B)	129,907	115,852
Neighborly Issuer LLC
Series 2021-1A, Class A2 3.584%, 04/30/2051 (B)	536,963	497,539
Series 2022-1A, Class A2 3.695%, 01/30/2052 (B)	248,625	227,421
Series 2023-1A, Class A2 7.308%, 01/30/2053 (B)	492,500	506,931
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.910%, 10/20/2061 (B)	503,000	463,620
Series 2021-1, Class B1 2.410%, 10/20/2061 (B)	389,000	350,015
NRZ Excess Spread-Collateralized Notes Series 2021-FHT1, Class A 3.104%, 07/25/2026 (B)	42,026	40,523
OHA Credit Partners XI, Ltd. Series 2015-11A, Class A1R2 (3 month CME Term SOFR + 1.460%) 6.742%, 04/20/2037 (A)(B)	259,000	260,351
Palmer Square CLO, Ltd. Series 2024-2A, Class A1 (3 month CME Term SOFR + 1.400%) 6.694%, 07/20/2037 (A)(B)	271,000	271,542
Progress Residential Trust Series 2022-SFR3, Class D 4.450%, 04/17/2039 (B)	950,000	928,085
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4 5.434%, 08/25/2035	24,884	24,823
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A 5.000%, 09/15/2048 (B)	827,000	824,546
SERVPRO Master Issuer LLC Series 2024-1A, Class A2 6.174%, 01/25/2054 (B)	244,770	251,590
Sesac Finance LLC Series 2019-1, Class A2 5.216%, 07/25/2049 (B)	208,050	207,111
SMB Private Education Loan Trust
Series 2021-A, Class APT2 1.070%, 01/15/2053 (B)	136,809	122,911
Series 2021-E, Class A1A 1.680%, 02/15/2051 (B)	664,505	620,698
Series 2024-A, Class A1A 5.240%, 03/15/2056 (B)	460,621	472,179
Series 2024-E, Class A1A 5.090%, 10/16/2056 (B)	424,000	430,055
Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Sonic Capital LLC
Series 2020-1A, Class A2I 3.845%, 01/20/2050 (B)	$305,015	$296,066
Series 2021-1A, Class A2I 2.190%, 08/20/2051 (B)	320,100	287,104
STORE Master Funding LLC Series 2019-1, Class A2 3.650%, 11/20/2049 (B)	283,400	243,457
Subway Funding LLC
Series 2024-1A, Class A2I 6.028%, 07/30/2054 (B)	265,000	273,409
Series 2024-1A, Class A2II 6.268%, 07/30/2054 (B)	237,000	244,755
Series 2024-3A, Class A23 5.914%, 07/30/2054 (B)	588,000	588,462
Sunbird Engine Finance LLC Series 2020-1A, Class A 3.671%, 02/15/2045 (B)	144,365	138,485
Switch ABS Issuer LLC Series 2024-2A, Class A2 5.436%, 06/25/2054 (B)	168,000	169,751
Taco Bell Funding LLC Series 2021-1A, Class A2I 1.946%, 08/25/2051 (B)	460,793	431,839
TAL Advantage VII LLC Series 2020-1A, Class B 3.290%, 09/20/2045 (B)	290,000	273,670
TIF Funding II LLC Series 2021-1A, Class A 1.650%, 02/20/2046 (B)	650,900	583,821
Tricon American Homes Trust Series 2020-SFR2, Class D 2.281%, 11/17/2039 (B)	500,000	460,101
Triton Container Finance VIII LLC
Series 2020-1A, Class A 2.110%, 09/20/2045 (B)	437,580	402,744
Series 2021-1A, Class A 1.860%, 03/20/2046 (B)	238,148	215,213
Vantage Data Centers LLC
Series 2020-2A, Class A2 1.992%, 09/15/2045 (B)	312,000	286,174
Series 2021-1A, Class A2 2.165%, 10/15/2046 (B)	400,000	379,509
VR Funding LLC Series 2020-1A, Class A 2.790%, 11/15/2050 (B)	238,664	221,076
Wendy's Funding LLC
Series 2019-1A, Class A2II 4.080%, 06/15/2049 (B)	435,517	421,666
Series 2021-1A, Class A2I 2.370%, 06/15/2051 (B)	292,075	262,913
Willis Engine Structured Trust V Series 2020-A, Class A 3.228%, 03/15/2045 (B)	123,192	112,889
Zaxby's Funding LLC Series 2021-1A, Class A2 3.238%, 07/30/2051 (B)	272,570	250,570
TOTAL ASSET BACKED SECURITIES (Cost $30,155,463)		$29,549,617
COMMON STOCKS – 0.0%
Energy – 0.0%
Altera Infrastructure LP (H)	937	25,283
TOTAL COMMON STOCKS (Cost $237,377)		$25,283

19

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES – 0.0%
Communication services – 0.0%
Telephone & Data Systems, Inc., 6.625%	5,925	$126,854
Financials – 0.0%
Wells Fargo & Company, 7.500%	30	38,466
TOTAL PREFERRED SECURITIES (Cost $187,013)		$165,320
SHORT-TERM INVESTMENTS – 0.8%
Short-term funds – 0.8%
John Hancock Collateral Trust, 4.8110% (I)(J)	478,889	4,790,135
TOTAL SHORT-TERM INVESTMENTS (Cost $4,790,087)		$4,790,135
Total Investments (Active Bond Trust) (Cost $582,949,076) – 100.0%		$569,550,918
Other assets and liabilities, net – (0.0%)		(147,718)
TOTAL NET ASSETS – 100.0%		$569,403,200
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IBOR	Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
Active Bond Trust (continued)
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $109,281,456 or 19.2% of the fund's net assets as of 9-30-24.
(C)	All or a portion of this security is on loan as of 9-30-24. The value of securities on loan amounted to $2,839,133.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Security purchased or sold on a when-issued or delayed delivery basis.
(F)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Non-income producing security.
(I)	The rate shown is the annualized seven-day yield as of 9-30-24.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $2,904,614.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	89	Long	Dec 2024	$10,214,029	$10,171,031	$(42,998)
						$(42,998)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
American Asset Allocation Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Asset Allocation Fund - Class 1	46,208,332	$1,211,120,387
TOTAL INVESTMENT COMPANIES (Cost $1,053,755,844)		$1,211,120,387
Total Investments (American Asset Allocation Trust) (Cost $1,053,755,844) - 100.0%		$1,211,120,387
Other assets and liabilities, net - (0.0%)		(17,397)
TOTAL NET ASSETS - 100.0%		$1,211,102,990
American Global Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Global Growth Fund - Class 1	5,376,832	$206,631,652
TOTAL INVESTMENT COMPANIES (Cost $170,105,332)		$206,631,652
Total Investments (American Global Growth Trust) (Cost $170,105,332) - 100.0%		$206,631,652
Other assets and liabilities, net - (0.0%)		(17,952)
TOTAL NET ASSETS - 100.0%		$206,613,700
American Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	8,310,313	$992,833,118
TOTAL INVESTMENT COMPANIES (Cost $714,091,026)		$992,833,118
Total Investments (American Growth Trust) (Cost $714,091,026) - 100.0%		$992,833,118
Other assets and liabilities, net - (0.0%)		(20,329)
TOTAL NET ASSETS - 100.0%		$992,812,789

20

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

American Growth-Income Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth-Income Fund - Class 1	14,215,529	$975,185,289
TOTAL INVESTMENT COMPANIES (Cost $703,879,040)		$975,185,289
Total Investments (American Growth-Income Trust) (Cost $703,879,040) - 100.0%		$975,185,289
Other assets and liabilities, net - (0.0%)		(23,042)
TOTAL NET ASSETS - 100.0%		$975,162,247
American International Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American International Fund - Class 1 (A)	19,152,823	$377,119,093
TOTAL INVESTMENT COMPANIES (Cost $363,571,959)		$377,119,093
Total Investments (American International Trust) (Cost $363,571,959) - 100.0%		$377,119,093
Other assets and liabilities, net - (0.0%)		(20,062)
TOTAL NET ASSETS - 100.0%		$377,099,031
Security Abbreviations and Legend
(A)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to fund's investments.
Blue Chip Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.0%
Communication services – 15.2%
Entertainment – 2.1%
Netflix, Inc. (A)	51,657	$36,638,760
Sea, Ltd., ADR (A)	72,985	6,881,026
		43,519,786
Interactive media and services – 12.1%
Alphabet, Inc., Class A	156,326	25,926,667
Alphabet, Inc., Class C	724,682	121,159,584
Meta Platforms, Inc., Class A	176,513	101,043,102
		248,129,353
Wireless telecommunication services – 1.0%
T-Mobile US, Inc.	100,809	20,802,945
		312,452,084
Consumer discretionary – 14.5%
Automobiles – 2.0%
Tesla, Inc. (A)	155,095	40,577,505
Broadline retail – 7.9%
Amazon.com, Inc. (A)	877,786	163,557,865
Hotels, restaurants and leisure – 2.1%
Booking Holdings, Inc.	4,202	17,699,328
Chipotle Mexican Grill, Inc. (A)	330,978	19,070,952
DoorDash, Inc., Class A (A)	45,610	6,509,915
		43,280,195
Specialty retail – 2.3%
Carvana Company (A)	164,766	28,687,408
Ross Stores, Inc.	68,097	10,249,279
Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
The TJX Companies, Inc.	76,366	$8,976,060
		47,912,747
Textiles, apparel and luxury goods – 0.2%
Lululemon Athletica, Inc. (A)	10,876	2,951,203
NIKE, Inc., Class B	11,826	1,045,418
		3,996,621
		299,324,933
Consumer staples – 1.2%
Consumer staples distribution and retail – 0.3%
Dollar General Corp.	71,182	6,019,862
Food products – 0.2%
Mondelez International, Inc., Class A	60,895	4,486,135
Household products – 0.7%
Colgate-Palmolive Company	84,506	8,772,568
The Procter & Gamble Company	37,978	6,577,790
		15,350,358
		25,856,355
Energy – 0.2%
Energy equipment and services – 0.2%
Schlumberger, Ltd.	114,149	4,788,551
Financials – 8.7%
Capital markets – 1.7%
Morgan Stanley	79,737	8,311,785
MSCI, Inc.	3,475	2,025,682
S&P Global, Inc.	18,166	9,384,919
The Charles Schwab Corp.	92,496	5,994,666
The Goldman Sachs Group, Inc.	17,301	8,565,898
		34,282,950
Financial services – 5.5%
Adyen NV (A)(B)	2,646	4,142,627
Fiserv, Inc. (A)	27,548	4,948,998
Mastercard, Inc., Class A	98,380	48,580,044
Visa, Inc., Class A	199,654	54,894,867
		112,566,536
Insurance – 1.5%
Chubb, Ltd.	76,300	22,004,157
Marsh & McLennan Companies, Inc.	42,871	9,564,091
		31,568,248
		178,417,734
Health care – 10.3%
Health care equipment and supplies – 2.2%
Intuitive Surgical, Inc. (A)	67,503	33,162,199
Stryker Corp.	30,679	11,083,096
		44,245,295
Health care providers and services – 2.4%
Elevance Health, Inc.	14,294	7,432,880
Humana, Inc.	21,603	6,842,534
UnitedHealth Group, Inc.	58,692	34,316,039
		48,591,453
Life sciences tools and services – 1.6%
Danaher Corp.	62,623	17,410,446
Thermo Fisher Scientific, Inc.	26,674	16,499,736
		33,910,182
Pharmaceuticals – 4.1%
AstraZeneca PLC, ADR	54,067	4,212,360
Eli Lilly & Company	82,545	73,129,917
Zoetis, Inc.	38,318	7,486,571
		84,828,848
		211,575,778

21

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials – 1.9%
Aerospace and defense – 1.1%
General Electric Company	81,451	$15,360,030
TransDigm Group, Inc.	4,389	6,263,674
		21,623,704
Commercial services and supplies – 0.3%
Cintas Corp.	24,408	5,025,119
Veralto Corp.	13,388	1,497,582
		6,522,701
Electrical equipment – 0.2%
GE Vernova, Inc. (A)	17,681	4,508,301
Ground transportation – 0.3%
Old Dominion Freight Line, Inc.	31,322	6,221,802
		38,876,508
Information technology – 44.2%
Electronic equipment, instruments and components – 0.4%
TE Connectivity PLC	56,546	8,537,881
IT services – 1.0%
MongoDB, Inc. (A)	22,524	6,089,363
Shopify, Inc., Class A (A)	158,437	12,697,141
Snowflake, Inc., Class A (A)	17,093	1,963,302
		20,749,806
Semiconductors and semiconductor equipment – 15.3%
Advanced Micro Devices, Inc. (A)	72,381	11,876,274
ASML Holding NV, NYRS	23,947	19,953,838
Broadcom, Inc.	53,409	9,213,053
Lam Research Corp.	4,629	3,777,634
Monolithic Power Systems, Inc.	14,501	13,406,175
NVIDIA Corp.	2,007,027	243,733,359
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	52,640	9,141,989
Texas Instruments, Inc.	15,372	3,175,394
		314,277,716
Software – 18.0%
Atlassian Corp., Class A (A)	25,674	4,077,288
BILL Holdings, Inc. (A)	45,423	2,396,517
Confluent, Inc., Class A (A)	60,231	1,227,508
Crowdstrike Holdings, Inc., Class A (A)	16,785	4,707,689
Datadog, Inc., Class A (A)	27,042	3,111,453
Fortinet, Inc. (A)	16,198	1,256,155
Intuit, Inc.	27,525	17,093,025
Microsoft Corp.	612,409	263,519,591
Roper Technologies, Inc.	21,846	12,155,988
ServiceNow, Inc. (A)	48,756	43,606,879
Synopsys, Inc. (A)	36,291	18,377,399
		371,529,492
Technology hardware, storage and peripherals – 9.5%
Apple, Inc.	835,489	194,668,937
		909,763,832
Materials – 0.9%
Chemicals – 0.9%
Linde PLC	18,259	8,706,987
The Sherwin-Williams Company	23,795	9,081,838
		17,788,825
Utilities – 0.9%
Electric utilities – 0.9%
Constellation Energy Corp.	69,161	17,983,243
TOTAL COMMON STOCKS (Cost $1,135,249,096)		$2,016,827,843
EXCHANGE-TRADED FUNDS – 1.5%
Invesco QQQ Trust Series 1	47,042	22,959,789
Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
EXCHANGE-TRADED FUNDS (continued)
iShares Russell 1000 Growth ETF	21,027	$7,893,115
TOTAL EXCHANGE-TRADED FUNDS (Cost $30,808,341)		$30,852,904
CORPORATE BONDS - 0.2%
Consumer discretionary - 0.2%
Carvana Company
12.000%, (9.000% Cash or 12.000% PIK), 12/01/2028 (B)	$902,181	947,473
13.000%, (9.000% Cash or 13.000% PIK), 06/01/2030 (B)	1,366,094	1,485,458
14.000%, (9.000% Cash or 14.000% PIK), 06/01/2031 (B)	1,631,100	1,921,301
		4,354,232
TOTAL CORPORATE BONDS (Cost $4,310,722)		$4,354,232
SHORT-TERM INVESTMENTS – 0.3%
Short-term funds – 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.9290% (C)	4,989,648	4,989,648
T. Rowe Price Government Reserve Fund, 4.9313% (C)	20,785	20,785
TOTAL SHORT-TERM INVESTMENTS (Cost $5,010,433)		$5,010,433
Total Investments (Blue Chip Growth Trust) (Cost $1,175,378,592) – 100.0%		$2,057,045,412
Other assets and liabilities, net – 0.0%		212,834
TOTAL NET ASSETS – 100.0%		$2,057,258,246
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 9-30-24.
Capital Appreciation Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.7%
Communication services – 16.8%
Entertainment – 5.3%
Netflix, Inc. (A)	35,901	$25,463,502
The Walt Disney Company	98,690	9,492,991
		34,956,493
Interactive media and services – 9.9%
Alphabet, Inc., Class A	85,970	14,258,125
Alphabet, Inc., Class C	85,142	14,234,891
Meta Platforms, Inc., Class A	64,449	36,893,186
		65,386,202
Media – 1.6%
The Trade Desk, Inc., Class A (A)	92,222	10,112,142
		110,454,837

22

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary – 17.9%
Automobiles – 2.7%
Tesla, Inc. (A)	68,860	$18,015,842
Broadline retail – 9.6%
Amazon.com, Inc. (A)	273,273	50,918,958
MercadoLibre, Inc. (A)	5,898	12,102,460
		63,021,418
Hotels, restaurants and leisure – 2.3%
Airbnb, Inc., Class A (A)	53,250	6,752,633
Hilton Worldwide Holdings, Inc.	21,457	4,945,839
Marriott International, Inc., Class A	14,833	3,687,484
		15,385,956
Specialty retail – 2.4%
O'Reilly Automotive, Inc. (A)	6,567	7,562,557
The Home Depot, Inc.	8,819	3,573,459
The TJX Companies, Inc.	39,697	4,665,985
		15,802,001
Textiles, apparel and luxury goods – 0.9%
adidas AG	21,678	5,744,375
		117,969,592
Consumer staples – 3.0%
Consumer staples distribution and retail – 3.0%
Costco Wholesale Corp.	14,995	13,293,367
Walmart, Inc.	82,549	6,665,832
		19,959,199
Financials – 8.5%
Banks – 0.4%
NU Holdings, Ltd., Class A (A)	207,753	2,835,828
Capital markets – 2.0%
Moody's Corp.	13,804	6,551,240
The Goldman Sachs Group, Inc.	13,390	6,629,523
		13,180,763
Financial services – 4.9%
Mastercard, Inc., Class A	34,081	16,829,198
Visa, Inc., Class A	55,590	15,284,471
		32,113,669
Insurance – 1.2%
The Progressive Corp.	30,753	7,803,881
		55,934,141
Health care – 10.4%
Biotechnology – 1.8%
Vertex Pharmaceuticals, Inc. (A)	25,558	11,886,515
Health care equipment and supplies – 1.7%
DexCom, Inc. (A)	40,581	2,720,550
Intuitive Surgical, Inc. (A)	17,513	8,603,612
		11,324,162
Pharmaceuticals – 6.9%
AstraZeneca PLC, ADR	75,487	5,881,192
Eli Lilly & Company	30,120	26,684,513
Novo Nordisk A/S, ADR	109,152	12,996,729
		45,562,434
		68,773,111
Industrials – 4.8%
Aerospace and defense – 2.1%
General Electric Company	36,817	6,942,950
The Boeing Company (A)	43,252	6,576,034
		13,518,984
Electrical equipment – 1.4%
Eaton Corp. PLC	20,022	6,636,092
Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Vertiv Holdings Company, Class A	26,287	$2,615,294
		9,251,386
Ground transportation – 1.3%
Uber Technologies, Inc. (A)	115,031	8,645,730
		31,416,100
Information technology – 38.3%
IT services – 1.2%
MongoDB, Inc. (A)	17,999	4,866,030
Snowflake, Inc., Class A (A)	25,762	2,959,023
		7,825,053
Semiconductors and semiconductor equipment – 17.0%
Advanced Micro Devices, Inc. (A)	53,909	8,845,389
Analog Devices, Inc.	25,243	5,810,181
ASML Holding NV, NYRS	8,168	6,805,986
Broadcom, Inc.	188,832	32,573,520
NVIDIA Corp.	475,984	57,803,495
		111,838,571
Software – 14.4%
Adobe, Inc. (A)	11,191	5,794,476
Cadence Design Systems, Inc. (A)	33,226	9,005,243
Crowdstrike Holdings, Inc., Class A (A)	26,046	7,305,122
Datadog, Inc., Class A (A)	42,858	4,931,241
Microsoft Corp.	116,754	50,239,246
Palo Alto Networks, Inc. (A)	12,416	4,243,789
Salesforce, Inc.	12,426	3,401,120
ServiceNow, Inc. (A)	11,161	9,982,287
		94,902,524
Technology hardware, storage and peripherals – 5.7%
Apple, Inc.	162,201	37,792,833
		252,358,981
TOTAL COMMON STOCKS (Cost $412,162,455)		$656,865,961
SHORT-TERM INVESTMENTS – 0.5%
Short-term funds – 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.9290% (B)	3,310,028	3,310,028
TOTAL SHORT-TERM INVESTMENTS (Cost $3,310,028)		$3,310,028
Total Investments (Capital Appreciation Trust) (Cost $415,472,483) – 100.2%		$660,175,989
Other assets and liabilities, net – (0.2%)		(1,132,797)
TOTAL NET ASSETS – 100.0%		$659,043,192
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 9-30-24.
Capital Appreciation Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 62.6%
Communication services – 3.3%
Interactive media and services – 3.3%
Alphabet, Inc., Class A	53,685	$8,903,657
Meta Platforms, Inc., Class A (A)	12,225	6,998,079
		15,901,736

23

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary – 5.3%
Broadline retail – 2.9%
Amazon.com, Inc. (B)	75,774	$14,118,969
Diversified consumer services – 0.7%
Service Corp. International	42,628	3,364,628
Hotels, restaurants and leisure – 1.7%
Hilton Worldwide Holdings, Inc.	14,062	3,241,291
McDonald's Corp.	5,400	1,644,354
Yum! Brands, Inc. (A)	23,900	3,339,069
		8,224,714
		25,708,311
Energy – 1.6%
Oil, gas and consumable fuels – 1.6%
Canadian Natural Resources, Ltd.	156,208	5,187,668
Chesapeake Energy Corp.	31,181	2,564,637
		7,752,305
Financials – 4.2%
Capital markets – 1.2%
Intercontinental Exchange, Inc.	28,397	4,561,694
KKR & Company, Inc.	8,100	1,057,698
		5,619,392
Financial services – 2.1%
Mastercard, Inc., Class A	11,438	5,648,084
Visa, Inc., Class A (A)	17,188	4,725,841
		10,373,925
Insurance – 0.9%
Marsh & McLennan Companies, Inc. (A)	10,357	2,310,543
Willis Towers Watson PLC	7,895	2,325,314
		4,635,857
		20,629,174
Health care – 15.1%
Biotechnology – 1.3%
AbbVie, Inc.	23,120	4,565,738
Argenx SE, ADR (B)	1,000	542,080
Biogen, Inc. (B)	7,781	1,508,269
		6,616,087
Health care equipment and supplies – 2.7%
Abbott Laboratories	7,630	869,896
Becton, Dickinson and Company (A)	44,437	10,713,761
GE HealthCare Technologies, Inc.	14,714	1,380,909
		12,964,566
Health care providers and services – 4.2%
Humana, Inc.	7,206	2,282,428
McKesson Corp.	13,042	6,448,226
UnitedHealth Group, Inc.	20,182	11,800,012
		20,530,666
Life sciences tools and services – 6.2%
Avantor, Inc. (B)	132,500	3,427,775
Danaher Corp.	38,600	10,731,572
Revvity, Inc.	85,674	10,944,854
Thermo Fisher Scientific, Inc.	8,244	5,099,491
		30,203,692
Pharmaceuticals – 0.7%
Eli Lilly & Company	3,700	3,277,978
		73,592,989
Industrials – 5.8%
Aerospace and defense – 1.2%
Northrop Grumman Corp.	2,500	1,320,175
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
RTX Corp.	35,713	$4,326,987
		5,647,162
Commercial services and supplies – 1.6%
Veralto Corp.	36,386	4,070,138
Waste Connections, Inc.	21,721	3,884,149
		7,954,287
Machinery – 3.0%
Fortive Corp.	145,342	11,471,844
Ingersoll Rand, Inc.	33,611	3,299,256
		14,771,100
		28,372,549
Information technology – 20.8%
Electronic equipment, instruments and components – 0.4%
Teledyne Technologies, Inc. (B)	4,879	2,135,343
Semiconductors and semiconductor equipment – 5.3%
Advanced Micro Devices, Inc. (B)	30,829	5,058,422
Broadcom, Inc.	11,467	1,978,058
Marvell Technology, Inc.	8,076	582,441
NVIDIA Corp.	124,000	15,058,560
NXP Semiconductors NV	12,615	3,027,726
		25,705,207
Software – 13.3%
Aurora Innovation, Inc. (B)	1,054,498	6,242,628
Autodesk, Inc. (B)	13,567	3,737,437
Intuit, Inc.	8,602	5,341,842
Microsoft Corp. (A)	57,050	24,548,615
PTC, Inc. (B)	46,729	8,442,061
Roper Technologies, Inc.	16,174	8,999,861
Salesforce, Inc.	26,446	7,238,535
		64,550,979
Technology hardware, storage and peripherals – 1.8%
Apple, Inc. (A)	36,853	8,586,749
		100,978,278
Materials – 2.0%
Chemicals – 1.0%
Linde PLC (A)	10,151	4,840,606
Construction materials – 1.0%
Martin Marietta Materials, Inc.	9,112	4,904,534
		9,745,140
Utilities – 4.5%
Electric utilities – 0.3%
Exelon Corp. (A)	29,769	1,207,133
Multi-utilities – 4.2%
Ameren Corp.	71,432	6,247,443
CenterPoint Energy, Inc.	222,606	6,549,069
CMS Energy Corp.	9,483	669,784
DTE Energy Company	30,343	3,896,345
NiSource, Inc.	95,375	3,304,744
		20,667,385
		21,874,518
TOTAL COMMON STOCKS (Cost $245,039,403)		$304,555,000
PREFERRED SECURITIES – 0.1%
Utilities – 0.1%
Multi-utilities – 0.1%
CMS Energy Corp., 5.875%	13,615	336,563
CMS Energy Corp., 5.875%	4,547	112,675
		449,238
TOTAL PREFERRED SECURITIES (Cost $454,050)		$449,238

24

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 10.9%
U.S. Government – 10.9%
U.S. Treasury Notes
3.625%, 08/31/2029	$26,444,000	$26,522,506
3.875%, 08/15/2034	2,521,500	2,539,229
4.000%, 02/15/2034	13,964,500	14,204,515
4.375%, 05/15/2034	5,293,900	5,544,533
4.500%, 11/15/2033	4,019,800	4,245,129
		53,055,912
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $52,311,883)		$53,055,912
CORPORATE BONDS - 10.7%
Communication services - 0.9%
CCO Holdings LLC
5.000%, 02/01/2028 (C)	2,008,000	1,953,297
5.125%, 05/01/2027 (C)	2,016,000	1,984,180
5.500%, 05/01/2026 (C)	163,000	162,678
Lamar Media Corp.
3.625%, 01/15/2031	50,000	45,697
3.750%, 02/15/2028	100,000	95,924
4.875%, 01/15/2029	50,000	49,393
Live Nation Entertainment, Inc. 4.875%, 11/01/2024 (C)	35,000	34,915
		4,326,084
Consumer discretionary - 2.5%
Cedar Fair LP
5.250%, 07/15/2029	659,000	647,494
5.375%, 04/15/2027	676,000	674,092
6.500%, 10/01/2028	560,000	567,209
Clarios Global LP
6.250%, 05/15/2026 (C)	222,000	221,920
8.500%, 05/15/2027 (C)	650,000	652,116
Hilton Domestic Operating Company, Inc.
3.625%, 02/15/2032 (C)	697,000	629,686
3.750%, 05/01/2029 (C)	605,000	573,447
4.000%, 05/01/2031 (C)	468,000	437,607
4.875%, 01/15/2030	549,000	541,718
5.375%, 05/01/2025 (C)	193,000	192,404
5.750%, 05/01/2028 (C)	638,000	640,798
5.875%, 04/01/2029 (C)	312,000	319,877
Hilton Worldwide Finance LLC 4.875%, 04/01/2027	142,000	141,578
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750%, 06/01/2027 (C)	853,000	848,108
Life Time, Inc. 5.750%, 01/15/2026 (C)	365,000	365,346
Marriott International, Inc. 3.125%, 06/15/2026	34,000	33,349
Service Corp. International
3.375%, 08/15/2030	100,000	90,629
4.625%, 12/15/2027	44,000	43,405
5.750%, 10/15/2032	255,000	256,670
Six Flags Entertainment Corp. 5.500%, 04/15/2027 (C)	697,000	692,643
Six Flags Theme Parks, Inc. 7.000%, 07/01/2025 (C)	136,000	136,107
Vail Resorts, Inc. 6.500%, 05/15/2032 (C)	257,000	268,544
Yum! Brands, Inc.
3.625%, 03/15/2031	331,000	305,656
4.625%, 01/31/2032	902,000	863,478
4.750%, 01/15/2030 (C)	402,000	397,268
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Yum! Brands, Inc. (continued)
5.350%, 11/01/2043	$579,000	$570,632
5.375%, 04/01/2032	540,000	538,180
6.875%, 11/15/2037	414,000	468,947
		12,118,908
Financials - 3.2%
Alliant Holdings Intermediate LLC
4.250%, 10/15/2027 (C)	75,000	71,799
5.875%, 11/01/2029 (C)	75,000	72,020
6.750%, 10/15/2027 to 04/15/2028 (C)	2,000,000	2,018,765
7.000%, 01/15/2031 (C)	906,000	930,999
AmWINS Group, Inc. 6.375%, 02/15/2029 (C)	237,000	242,782
AssuredPartners, Inc. 7.500%, 02/15/2032 (C)	133,000	136,691
BroadStreet Partners, Inc. 5.875%, 04/15/2029 (C)	516,000	492,319
HUB International, Ltd.
5.625%, 12/01/2029 (C)	165,000	161,831
7.250%, 06/15/2030 (C)	4,024,000	4,192,526
7.375%, 01/31/2032 (C)	2,542,000	2,624,856
Intercontinental Exchange, Inc.
3.625%, 09/01/2028	50,000	48,830
4.000%, 09/15/2027	59,000	58,976
MSCI, Inc.
3.250%, 08/15/2033 (C)	468,000	411,983
3.625%, 09/01/2030 to 11/01/2031 (C)	943,000	881,099
3.875%, 02/15/2031 (C)	757,000	716,316
4.000%, 11/15/2029 (C)	625,000	606,333
Panther Escrow Issuer LLC 7.125%, 06/01/2031 (C)	628,000	658,715
Ryan Specialty LLC 4.375%, 02/01/2030 (C)	135,000	130,099
USI, Inc. 7.500%, 01/15/2032 (C)	1,079,000	1,117,789
		15,574,728
Health care - 1.3%
Avantor Funding, Inc.
3.875%, 11/01/2029 (C)	700,000	662,318
4.625%, 07/15/2028 (C)	780,000	762,366
Becton, Dickinson and Company 3.700%, 06/06/2027	168,000	165,894
Biogen, Inc.
3.150%, 05/01/2050	739,000	510,887
3.250%, 02/15/2051	33,000	23,206
5.200%, 09/15/2045	198,000	193,171
Charles River Laboratories International, Inc.
3.750%, 03/15/2029 (C)	413,000	388,749
4.000%, 03/15/2031 (C)	342,000	315,275
4.250%, 05/01/2028 (C)	322,000	313,148
GE HealthCare Technologies, Inc. 5.650%, 11/15/2027	122,000	126,934
Heartland Dental LLC 10.500%, 04/30/2028 (C)	431,000	461,137
Hologic, Inc. 3.250%, 02/15/2029 (C)	93,000	86,639
IQVIA, Inc.
5.000%, 05/15/2027 (C)	436,000	433,344
5.700%, 05/15/2028	577,000	599,184
6.500%, 05/15/2030 (C)	200,000	208,670
Medline Borrower LP 6.250%, 04/01/2029 (C)	260,000	267,886
PRA Health Sciences, Inc. 2.875%, 07/15/2026 (C)	200,000	193,862

25

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Revvity, Inc. 3.300%, 09/15/2029	$72,000	$67,985
Surgery Center Holdings, Inc. 7.250%, 04/15/2032 (C)	182,000	189,967
Teleflex, Inc.
4.250%, 06/01/2028 (C)	50,000	48,426
4.625%, 11/15/2027	331,000	326,401
		6,345,449
Industrials - 1.6%
Booz Allen Hamilton, Inc.
3.875%, 09/01/2028 (C)	418,000	405,347
4.000%, 07/01/2029 (C)	188,000	182,740
5.950%, 08/04/2033	278,000	296,722
Broadridge Financial Solutions, Inc. 2.600%, 05/01/2031	72,000	63,552
Delta Air Lines, Inc. 4.750%, 10/20/2028 (C)	607,847	607,127
GFL Environmental, Inc.
4.000%, 08/01/2028 (C)	229,000	219,930
4.375%, 08/15/2029 (C)	43,000	41,216
4.750%, 06/15/2029 (C)	490,000	477,975
6.750%, 01/15/2031 (C)	136,000	142,641
Howmet Aerospace, Inc.
3.000%, 01/15/2029	296,000	280,643
5.900%, 02/01/2027	289,000	299,465
Korn Ferry 4.625%, 12/15/2027 (C)	250,000	244,353
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (C)	443,746	449,263
Sensata Technologies BV
4.000%, 04/15/2029 (C)	200,000	190,656
5.875%, 09/01/2030 (C)	200,000	200,794
Sensata Technologies, Inc.
3.750%, 02/15/2031 (C)	100,000	91,555
4.375%, 02/15/2030 (C)	50,000	47,783
6.625%, 07/15/2032 (C)	200,000	208,512
TransDigm, Inc.
5.500%, 11/15/2027	610,000	607,904
6.375%, 03/01/2029 (C)	893,000	921,326
6.625%, 03/01/2032 (C)	1,031,000	1,073,624
7.125%, 12/01/2031 (C)	622,000	657,865
US Airways 2012-2 Class A Pass Through Trust 4.625%, 06/03/2025	9,120	9,083
US Airways 2013-1 Class A Pass Through Trust 3.950%, 11/15/2025	87,088	85,969
		7,806,045
Information technology - 0.3%
Broadcom, Inc. 4.150%, 04/15/2032 (C)	198,000	192,099
Clarivate Science Holdings Corp.
3.875%, 07/01/2028 (C)	102,000	97,887
4.875%, 07/01/2029 (C)	80,000	76,947
Crowdstrike Holdings, Inc. 3.000%, 02/15/2029	24,000	22,213
Gartner, Inc.
3.625%, 06/15/2029 (C)	227,000	216,652
3.750%, 10/01/2030 (C)	100,000	93,875
4.500%, 07/01/2028 (C)	247,000	244,471
Motorola Solutions, Inc.
2.300%, 11/15/2030	50,000	44,114
2.750%, 05/24/2031	35,000	31,310
PTC, Inc. 4.000%, 02/15/2028 (C)	200,000	194,018
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
UKG, Inc. 6.875%, 02/01/2031 (C)	$263,000	$271,758
VMware LLC 4.700%, 05/15/2030	119,000	119,891
		1,605,235
Materials - 0.1%
Ball Corp. 6.000%, 06/15/2029	495,000	512,278
Martin Marietta Materials, Inc. 2.400%, 07/15/2031	51,000	44,510
		556,788
Real estate - 0.8%
American Tower Corp.
1.500%, 01/31/2028	48,000	43,746
1.875%, 10/15/2030	196,000	168,846
2.100%, 06/15/2030	154,000	135,634
2.900%, 01/15/2030	157,000	145,181
3.800%, 08/15/2029	225,000	218,907
Crown Castle, Inc.
4.300%, 02/15/2029	59,000	58,461
4.900%, 09/01/2029	227,000	230,732
5.200%, 09/01/2034	379,000	383,899
5.600%, 06/01/2029	46,000	48,082
SBA Communications Corp.
3.125%, 02/01/2029	881,000	814,304
3.875%, 02/15/2027	720,000	701,689
VICI Properties LP
3.750%, 02/15/2027 (C)	159,000	155,076
4.125%, 08/15/2030 (C)	120,000	113,956
4.625%, 12/01/2029 (C)	38,000	37,278
5.125%, 05/15/2032	101,000	101,410
5.750%, 02/01/2027 (C)	117,000	119,016
5.750%, 04/01/2034	287,000	300,577
		3,776,794
TOTAL CORPORATE BONDS (Cost $50,647,576)		$52,110,031
TERM LOANS (D) – 10.2%
Communication services – 0.1%
Charter Communications Operating LLC, 2019 Term Loan B2 (3 month CME Term SOFR + 1.750%) 7.082%, 02/01/2027	619,377	618,634
Consumer discretionary – 1.2%
Hilton Domestic Operating Company, Inc., 2023 Term Loan B4 (1 month CME Term SOFR + 1.750%) 6.605%, 11/08/2030	1,274,600	1,273,873
Instructure Holdings, Inc., 2024 2nd Lien Term Loan TBD 09/10/2032 (E)	387,200	388,048
Instructure Holdings, Inc., 2024 Term Loan TBD 09/11/2031 (E)	712,100	706,460
IRB Holding Corp., 2024 Term Loan B (1 month CME Term SOFR + 2.750%) 7.695%, 12/15/2027	1,952,429	1,949,500
Varsity Brands, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.750%) 8.821%, 08/26/2031	1,280,000	1,270,669
		5,588,550
Financials – 4.0%
Alliant Holdings Intermediate LLC, 2024 Term Loan B6 (1 month CME Term SOFR + 3.000%) 7.965%, 09/19/2031	2,316,723	2,302,962

26

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
		Shares or Principal Amount	Value
TERM LOANS (D)(continued)
Financials (continued)
AmWINS Group, Inc., 2021 Term Loan B (1 month CME Term SOFR + 2.250%) 7.210%, 02/19/2028		$827,125	825,479
AssuredPartners, Inc., 2024 Incremental Term Loan B5 (1 month CME Term SOFR + 3.500%) 8.345%, 02/14/2031		1,709,732	1,707,715
BroadStreet Partners, Inc., 2024 Term Loan B4 (1 month CME Term SOFR + 3.250%) 8.095%, 06/13/2031		1,813,520	1,805,595
HUB International, Ltd., 2024 1st Lien Term Loan B (3 month CME Term SOFR + 3.000%) 8.225%, 06/20/2030		6,476,689	6,466,326
Truist Insurance Holdings LLC, 1st Lien Term Loan (3 month CME Term SOFR + 3.250%) 7.854%, 05/06/2031		1,166,510	1,163,594
Truist Insurance Holdings LLC, 2nd Lien Term Loan (3 month CME Term SOFR + 4.750%) 9.354%, 05/06/2032		1,599,536	1,623,529
USI, Inc., 2024 Term Loan (2029) (3 month CME Term SOFR + 2.750%) 7.354%, 11/22/2029		1,481,032	1,476,100
USI, Inc., 2024 Term Loan (2030) (3 month CME Term SOFR + 2.750%) 7.354%, 09/27/2030		2,308,435	2,300,402
			19,671,702
Health care – 1.2%
ADMI Corp., 2021 Incremental Term Loan B3 (1 month CME Term SOFR + 3.750%) 8.710%, 12/23/2027		645,995	631,111
ADMI Corp., 2021 Term Loan B2 (1 month CME Term SOFR + 3.375%) 8.335%, 12/23/2027		410,611	398,703
ADMI Corp., 2023 Term Loan B5 (1 month CME Term SOFR + 5.750%) 10.595%, 12/23/2027		38,898	38,862
athenahealth, Inc., 2022 Term Loan B (1 month CME Term SOFR + 3.250%) 8.095%, 02/15/2029		1,837,108	1,823,715
Avantor Funding, Inc., 2024 Term Loan (1 month CME Term SOFR + 2.000%) 6.945%, 11/08/2027		56,683	56,951
Heartland Dental LLC, 2024 Term Loan (1 month CME Term SOFR + 4.500%) 9.345%, 04/28/2028		844,184	828,532
Loire Finco Luxembourg Sarl, 2021 USD Term Loan B2 (1 month CME Term SOFR + 3.750%) 8.695%, 04/21/2027		150,213	148,523
Loire Finco Luxembourg Sarl, USD Term Loan B (1 month CME Term SOFR + 3.500%) 8.445%, 04/21/2027		1,509,950	1,492,495
Medline Borrower LP, 2024 Term Loan B (1 month CME Term SOFR + 2.750%) 7.595%, 10/23/2028		258,726	258,700
			5,677,592
Industrials – 1.0%
Filtration Group Corp., 2021 Incremental Term Loan (1 month CME Term SOFR + 3.500%) 8.460%, 10/21/2028		2,405,314	2,404,641
Filtration Group Corp., 2023 EUR Term Loan (1 month EURIBOR + 4.250%) 7.628%, 10/21/2028	EUR	603,316	669,902
SkyMiles IP, Ltd., 2020 Skymiles Term Loan B (3 month CME Term SOFR + 3.750%) 9.032%, 10/20/2027		$806,928	821,251
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (D)(continued)
Industrials (continued)
Trans Union LLC, 2019 Term Loan B5 (1 month CME Term SOFR + 1.750%) 6.695%, 11/16/2026	$380,404	380,058
Trans Union LLC, 2024 Term Loan B7 (1 month CME Term SOFR + 2.000%) 6.845%, 12/01/2028	53,717	53,658
TransDigm, Inc., 2024 Term Loan I (3 month CME Term SOFR + 2.750%) 7.354%, 08/24/2028	68,655	68,609
TransDigm, Inc., 2024 Term Loan K (3 month CME Term SOFR + 2.750%) 7.354%, 03/22/2030	651,161	650,959
		5,049,078
Information technology – 2.5%
Applied Systems, Inc., 2024 1st Lien Term Loan (3 month CME Term SOFR + 3.000%) 7.604%, 02/24/2031	4,254,824	4,255,377
Applied Systems, Inc., 2024 2nd Lien Term Loan (3 month CME Term SOFR + 5.250%) 9.854%, 02/23/2032	556,009	571,994
Azalea TopCo, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.500%) 8.345%, 04/30/2031	897,000	894,758
Ellucian Holdings, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.500%) 8.445%, 10/09/2029	1,362,074	1,364,839
Epicor Software Corp., 2024 Term Loan E (1 month CME Term SOFR + 3.250%) 8.095%, 05/30/2031	742,962	743,214
Informatica LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.250%) 7.095%, 10/27/2028	146,773	146,528
Quartz Acquireco LLC, 2024 Term Loan B1 (3 month CME Term SOFR + 2.750%) 7.354%, 06/28/2030	241,502	241,050
Severin Acquisition LLC, 2018 Term Loan B (3 month CME Term SOFR + 3.000%) 8.252%, 08/01/2027	188,728	188,728
Storable, Inc., Term Loan B (1 month CME Term SOFR + 3.500%) 8.345%, 04/17/2028	1,006,148	1,007,949
UKG, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.250%) 8.555%, 02/10/2031	2,979,777	2,979,777
		12,394,214
Real estate – 0.2%
SBA Senior Finance II LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.000%) 6.850%, 01/25/2031	772,058	772,236
TOTAL TERM LOANS (Cost $49,797,430)		$49,772,006
ASSET BACKED SECURITIES - 0.1%
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 4.118%, 07/25/2047 (C)	326,180	$320,308
Domino's Pizza Master Issuer LLC Series 2019-1A, Class A2 3.668%, 10/25/2049 (C)	206,400	196,266
TOTAL ASSET BACKED SECURITIES (Cost $529,803)		$516,574
SHORT-TERM INVESTMENTS – 5.6%
Short-term funds – 5.1%
T. Rowe Price Government Reserve Fund, 4.9313% (F)	24,802,671	24,802,671

27

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 0.5%
Repurchase Agreement with State Street Corp. dated 9-30-24 at 1.520% to be repurchased at $2,315,098 on 10-1-24, collateralized by $2,279,300 U.S. Treasury Notes, 4.875% due 5-31-26 (valued at $2,361,481)	$2,315,000	$2,315,000
TOTAL SHORT-TERM INVESTMENTS (Cost $27,117,671)		$27,117,671
Total Investments (Capital Appreciation Value Trust) (Cost $425,897,816) – 100.2%		$487,576,432
Other assets and liabilities, net – (0.2%)		(835,092)
TOTAL NET ASSETS – 100.0%		$486,741,340
Currency Abbreviations
EUR	Euro
Capital Appreciation Value Trust (continued)
Security Abbreviations and Legend
ADR	American Depositary Receipt
CME	CME Group Published Rates
EURIBOR	Euro Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Non-income producing security.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(E)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(F)	The rate shown is the annualized seven-day yield as of 9-30-24.

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
GSI	Abbott Laboratories	USD	120.00	Jan 2025	12	1,200	$3,250	$(3,564)
GSI	Abbott Laboratories	USD	125.00	Jan 2025	12	1,200	1,712	(1,923)
CITI	AbbVie, Inc.	USD	160.00	Jan 2025	37	3,700	44,659	(146,011)
CITI	AbbVie, Inc.	USD	165.00	Jan 2025	37	3,700	37,259	(129,114)
JPM	AbbVie, Inc.	USD	165.00	Jan 2025	24	2,400	17,214	(83,750)
JPM	AbbVie, Inc.	USD	170.00	Jan 2025	24	2,400	13,150	(73,097)
CITI	AbbVie, Inc.	USD	175.00	Jan 2025	46	4,600	30,912	(120,470)
WFB	Alphabet, Inc., Class A	USD	175.00	Jan 2025	7	700	5,421	(4,871)
WFB	Alphabet, Inc., Class A	USD	180.00	Jan 2025	27	2,700	31,683	(14,213)
WFB	Alphabet, Inc., Class A	USD	185.00	Jan 2025	7	700	3,254	(2,753)
WFB	Amazon.com, Inc.	USD	200.00	Jan 2025	21	2,100	13,248	(16,405)
UBS	Ameren Corp.	USD	90.00	Dec 2024	15	1,500	1,083	(3,196)
JPM	Apple, Inc.	USD	200.00	Jan 2025	30	3,000	35,160	(114,420)
JPM	Apple, Inc.	USD	215.00	Jan 2025	30	3,000	17,910	(76,991)
JPM	Apple, Inc.	USD	250.00	Jan 2025	25	2,500	12,408	(14,582)
UBS	Danaher Corp.	USD	300.00	Jan 2025	18	1,800	19,086	(12,853)
UBS	Danaher Corp.	USD	300.00	Jan 2025	25	2,500	22,453	(17,852)
UBS	Danaher Corp.	USD	300.00	Jan 2025	10	1,000	5,100	(7,141)
UBS	Danaher Corp.	USD	330.00	Jan 2026	25	2,500	40,441	(38,862)
BARC	DTE Energy Company	USD	130.00	Jan 2025	7	700	1,995	(3,524)
BARC	DTE Energy Company	USD	135.00	Jan 2025	7	700	1,032	(1,978)
CITI	Exelon Corp.	USD	42.00	Jan 2025	61	6,100	2,070	(6,615)
UBS	GE HealthCare Technologies, Inc.	USD	85.00	Jan 2025	7	700	3,458	(8,331)
UBS	GE HealthCare Technologies, Inc.	USD	85.00	Jan 2025	23	2,300	11,923	(27,372)
UBS	GE HealthCare Technologies, Inc.	USD	90.00	Jan 2025	7	700	2,235	(5,778)
UBS	GE HealthCare Technologies, Inc.	USD	90.00	Jan 2025	23	2,300	7,711	(18,985)
BARC	Hilton Worldwide Holdings, Inc.	USD	220.00	Jan 2025	8	800	6,582	(16,534)
BARC	Hilton Worldwide Holdings, Inc.	USD	220.00	Jan 2025	5	500	4,509	(10,334)
BARC	Hilton Worldwide Holdings, Inc.	USD	230.00	Jan 2025	8	800	4,272	(11,490)
BARC	Hilton Worldwide Holdings, Inc.	USD	230.00	Jan 2025	5	500	2,957	(7,181)
BOA	Ingersoll Rand, Inc.	USD	100.00	Dec 2024	20	2,000	10,148	(9,917)
BOA	Ingersoll Rand, Inc.	USD	105.00	Dec 2024	20	2,000	6,792	(5,953)
CITI	Intercontinental Exchange, Inc.	USD	125.00	Jan 2025	21	2,100	13,040	(79,097)
CITI	Intercontinental Exchange, Inc.	USD	125.00	Jan 2025	16	1,600	11,918	(60,264)
CITI	Intercontinental Exchange, Inc.	USD	130.00	Jan 2025	21	2,100	9,264	(69,032)
CITI	Intercontinental Exchange, Inc.	USD	130.00	Jan 2025	16	1,600	8,573	(52,596)
BOA	Intercontinental Exchange, Inc.	USD	140.00	Jan 2025	13	1,300	7,540	(30,605)
BOA	Intercontinental Exchange, Inc.	USD	140.00	Jan 2025	14	1,400	7,868	(32,959)
BOA	Intercontinental Exchange, Inc.	USD	145.00	Jan 2025	14	1,400	5,726	(26,751)
BOA	Intercontinental Exchange, Inc.	USD	145.00	Jan 2025	14	1,400	5,530	(26,751)
28

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
BOA	Intercontinental Exchange, Inc.	USD	145.00	Jan 2025	15	1,500	$6,569	$(28,661)
BOA	Intercontinental Exchange, Inc.	USD	155.00	Jan 2025	15	1,500	2,597	(16,709)
BOA	Intercontinental Exchange, Inc.	USD	165.00	Jan 2025	21	2,100	9,521	(10,837)
BOA	Intuit, Inc.	USD	700.00	Jan 2025	2	200	8,414	(2,500)
BOA	Intuit, Inc.	USD	740.00	Jan 2025	2	200	5,374	(1,232)
CITI	KKR & Company, Inc.	USD	115.00	Jan 2025	20	2,000	15,106	(40,495)
CITI	KKR & Company, Inc.	USD	120.00	Jan 2025	20	2,000	11,671	(32,943)
CITI	KKR & Company, Inc.	USD	130.00	Jan 2025	20	2,000	10,819	(20,136)
CITI	KKR & Company, Inc.	USD	120.00	Jan 2026	7	700	9,225	(19,309)
CITI	KKR & Company, Inc.	USD	125.00	Jan 2026	7	700	7,861	(17,258)
CITI	KKR & Company, Inc.	USD	130.00	Jan 2026	7	700	6,942	(15,357)
WFB	Linde PLC	USD	440.00	Jan 2025	4	400	7,360	(19,318)
WFB	Linde PLC	USD	440.00	Jan 2025	4	400	7,391	(19,318)
WFB	Linde PLC	USD	450.00	Jan 2025	4	400	5,929	(16,067)
WFB	Linde PLC	USD	450.00	Jan 2025	4	400	5,956	(16,067)
WFB	Linde PLC	USD	450.00	Jan 2025	8	800	17,188	(32,134)
WFB	Linde PLC	USD	460.00	Jan 2025	5	500	10,307	(16,300)
WFB	Linde PLC	USD	460.00	Jan 2025	6	600	15,653	(19,560)
WFB	Linde PLC	USD	460.00	Jan 2025	5	500	7,600	(16,300)
WFB	Linde PLC	USD	460.00	Jan 2025	7	700	11,074	(22,820)
WFB	Linde PLC	USD	460.00	Jan 2025	8	800	13,266	(26,079)
WFB	Linde PLC	USD	470.00	Jan 2025	7	700	8,554	(18,004)
WFB	Linde PLC	USD	480.00	Jan 2025	5	500	7,126	(9,825)
WFB	Linde PLC	USD	480.00	Jan 2025	6	600	10,975	(11,789)
WFB	Linde PLC	USD	480.00	Jan 2025	7	700	6,433	(13,754)
WFB	Linde PLC	USD	485.00	Jan 2025	5	500	3,829	(8,476)
GSI	Marsh & McLennan Companies, Inc.	USD	210.00	Dec 2024	24	2,400	19,272	(42,289)
GSI	Marsh & McLennan Companies, Inc.	USD	210.00	Dec 2024	24	2,400	20,808	(42,289)
JPM	Mastercard, Inc., Class A	USD	480.00	Jan 2025	7	700	16,849	(23,136)
JPM	Mastercard, Inc., Class A	USD	490.00	Jan 2025	7	700	14,189	(18,685)
JPM	Mastercard, Inc., Class A	USD	490.00	Jan 2025	2	200	3,181	(5,339)
JPM	Mastercard, Inc., Class A	USD	500.00	Jan 2025	7	700	11,774	(14,755)
JPM	Mastercard, Inc., Class A	USD	515.00	Jan 2025	2	200	1,516	(2,832)
UBS	McDonald's Corp.	USD	320.00	Jan 2025	9	900	12,528	(6,051)
UBS	McDonald's Corp.	USD	320.00	Jan 2025	9	900	10,638	(6,051)
UBS	McDonald's Corp.	USD	325.00	Jan 2025	9	900	10,638	(4,658)
UBS	McDonald's Corp.	USD	325.00	Jan 2025	9	900	8,973	(4,658)
UBS	McDonald's Corp.	USD	330.00	Jan 2025	9	900	8,973	(3,526)
UBS	McDonald's Corp.	USD	330.00	Jan 2025	9	900	7,623	(3,526)
GSI	McKesson Corp.	USD	600.00	Jan 2025	8	800	23,816	(1,735)
GSI	McKesson Corp.	USD	620.00	Jan 2025	8	800	16,896	(963)
UBS	McKesson Corp.	USD	620.00	Jan 2025	20	2,000	41,440	(2,408)
GSI	McKesson Corp.	USD	640.00	Jan 2025	1	100	2,920	(66)
GSI	McKesson Corp.	USD	680.00	Jan 2025	2	200	3,214	(40)
BOA	Meta Platforms, Inc., Class A	USD	590.00	Jan 2025	6	600	19,549	(23,492)
WFB	Microsoft Corp.	USD	465.00	Jan 2025	11	1,100	11,888	(10,924)
BARC	Northrop Grumman Corp.	USD	490.00	Jan 2025	21	2,100	48,489	(110,002)
CITI	Roper Technologies, Inc.	USD	580.00	Dec 2024	3	300	7,190	(3,958)
CITI	Roper Technologies, Inc.	USD	580.00	Dec 2024	2	200	4,987	(2,639)
CITI	Roper Technologies, Inc.	USD	580.00	Dec 2024	5	500	14,340	(6,597)
CITI	Roper Technologies, Inc.	USD	600.00	Dec 2024	3	300	5,190	(2,302)
CITI	Roper Technologies, Inc.	USD	600.00	Dec 2024	2	200	3,618	(1,535)
CITI	Roper Technologies, Inc.	USD	600.00	Dec 2024	5	500	10,047	(3,837)
CITI	Roper Technologies, Inc.	USD	600.00	Dec 2024	2	200	4,560	(1,535)
CITI	Roper Technologies, Inc.	USD	600.00	Dec 2024	3	300	7,014	(2,302)
CITI	Roper Technologies, Inc.	USD	620.00	Dec 2024	2	200	2,548	(904)
CITI	Roper Technologies, Inc.	USD	620.00	Dec 2024	3	300	3,963	(1,357)
CITI	Roper Technologies, Inc.	USD	620.00	Dec 2024	7	700	1,680	(3,166)
CITI	Roper Technologies, Inc.	USD	640.00	Dec 2024	2	200	1,603	(561)
CITI	Roper Technologies, Inc.	USD	640.00	Dec 2024	3	300	2,517	(841)
GSI	RTX Corp.	USD	115.00	Jan 2025	20	2,000	6,536	(20,386)
GSI	RTX Corp.	USD	120.00	Jan 2025	20	2,000	3,922	(13,932)
GSI	RTX Corp.	USD	125.00	Jan 2025	12	1,200	3,894	(5,354)
GSI	RTX Corp.	USD	130.00	Jan 2025	12	1,200	2,247	(3,238)
29

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
GSI	Teledyne Technologies, Inc.	USD	440.00	Dec 2024	1	100	$861	$(2,120)
GSI	Teledyne Technologies, Inc.	USD	460.00	Dec 2024	1	100	250	(1,285)
JPM	Thermo Fisher Scientific, Inc.	USD	650.00	Jan 2025	8	800	28,917	(16,591)
JPM	Thermo Fisher Scientific, Inc.	USD	670.00	Jan 2025	6	600	7,156	(8,318)
CITI	UnitedHealth Group, Inc.	USD	580.00	Jan 2025	18	1,800	76,672	(72,531)
JPM	UnitedHealth Group, Inc.	USD	600.00	Jan 2025	20	2,000	63,697	(59,878)
UBS	Veralto Corp.	USD	110.00	Jan 2025	14	1,400	6,649	(10,072)
UBS	Veralto Corp.	USD	115.00	Jan 2025	14	1,400	4,725	(6,349)
UBS	Veralto Corp.	USD	115.00	Jan 2025	7	700	3,386	(3,174)
UBS	Veralto Corp.	USD	120.00	Jan 2025	7	700	2,052	(1,854)
GSI	Visa, Inc., Class A	USD	300.00	Jan 2025	16	1,600	5,065	(6,396)
GSI	Visa, Inc., Class A	USD	305.00	Jan 2025	12	1,200	13,344	(3,579)
GSI	Visa, Inc., Class A	USD	310.00	Jan 2025	11	1,100	10,582	(2,421)
GSI	Visa, Inc., Class A	USD	315.00	Jan 2025	11	1,100	9,042	(1,773)
CITI	Waste Connections, Inc.	USD	175.00	Dec 2024	7	700	2,694	(6,784)
CITI	Waste Connections, Inc.	USD	175.00	Dec 2024	3	300	1,182	(2,907)
CITI	Waste Connections, Inc.	USD	180.00	Dec 2024	7	700	1,579	(4,678)
CITI	Waste Connections, Inc.	USD	180.00	Dec 2024	3	300	776	(2,005)
CITI	Waste Connections, Inc.	USD	195.00	Dec 2024	5	500	1,408	(732)
CITI	Waste Connections, Inc.	USD	200.00	Dec 2024	5	500	724	(384)
WFB	Yum! Brands, Inc.	USD	140.00	Jan 2025	7	700	4,148	(4,334)
WFB	Yum! Brands, Inc.	USD	140.00	Jan 2025	3	300	1,711	(1,858)
WFB	Yum! Brands, Inc.	USD	140.00	Jan 2025	4	400	2,141	(2,477)
WFB	Yum! Brands, Inc.	USD	140.00	Jan 2025	9	900	5,441	(5,573)
JPM	Yum! Brands, Inc.	USD	145.00	Jan 2025	26	2,600	15,440	(9,699)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2025	21	2,100	9,439	(7,834)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2025	15	1,500	7,838	(5,596)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2025	6	600	3,252	(2,238)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2025	7	700	2,704	(2,611)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2025	3	300	1,105	(1,119)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2025	4	400	1,361	(1,492)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2025	10	1,000	3,959	(3,731)
JPM	Yum! Brands, Inc.	USD	150.00	Jan 2025	26	2,600	10,490	(5,302)
JPM	Yum! Brands, Inc.	USD	150.00	Jan 2025	32	3,200	18,250	(6,525)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2025	21	2,100	6,594	(4,282)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2025	15	1,500	5,502	(3,059)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2025	6	600	2,292	(1,223)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2025	7	700	1,652	(1,427)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2025	3	300	668	(612)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2025	4	400	806	(816)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2025	10	1,000	2,432	(2,039)
							$1,472,302	$(2,554,910)
Derivatives Currency Abbreviations
USD	U.S. Dollar
Derivatives Abbreviations
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
UBS	UBS AG
WFB	Wells Fargo Bank, N.A.
30

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 46.5%
U.S. Government – 20.2%
U.S. Treasury Bonds
1.125%, 05/15/2040	$882,000	$582,671
1.375%, 11/15/2040	3,611,000	2,450,402
1.750%, 08/15/2041	27,241,000	19,314,503
1.875%, 02/15/2041	11,133,000	8,163,620
2.000%, 11/15/2041 to 02/15/2050	11,870,000	8,601,364
2.250%, 05/15/2041 to 08/15/2049	20,441,000	15,237,839
2.375%, 02/15/2042 to 11/15/2049	17,913,000	13,334,780
2.875%, 05/15/2049	2,940,000	2,320,877
3.125%, 05/15/2048	2,029,000	1,685,180
3.375%, 11/15/2048	5,417,000	4,694,592
4.125%, 08/15/2044	1,365,000	1,354,336
4.250%, 08/15/2054	2,903,000	2,964,235
4.625%, 05/15/2054	4,402,000	4,774,794
U.S. Treasury Notes
0.375%, 01/31/2026	10,000	9,557
0.500%, 10/31/2027	1,874,000	1,706,950
0.625%, 07/31/2026	90,000	85,166
0.750%, 01/31/2028	1,710,000	1,559,173
1.000%, 07/31/2028	19,366,000	17,588,262
1.125%, 08/31/2028	4,761,000	4,337,159
1.250%, 04/30/2028 to 06/30/2028	8,705,000	8,021,930
1.375%, 10/31/2028	3,482,000	3,192,151
1.875%, 02/28/2027	6,529,000	6,270,135
2.375%, 05/15/2027 to 03/31/2029	10,353,000	9,949,415
2.625%, 07/31/2029	1,732,000	1,658,728
2.875%, 04/30/2029	214,000	207,655
3.375%, 09/15/2027	2,046,000	2,035,610
3.500%, 09/30/2026 to 09/30/2029	9,026,000	8,999,729
3.625%, 08/31/2029 to 03/31/2030	7,414,000	7,432,318
3.750%, 08/31/2026 to 08/31/2031	460,000	460,789
3.875%, 08/15/2034	3,551,000	3,575,968
4.375%, 08/31/2028	619,000	636,869
4.500%, 11/30/2024	42,000	41,983
		163,248,740
U.S. Government Agency – 26.3%
Federal Home Loan Bank 1.250%, (1.250% to 9-30-24, 1.500% to 9-30-25, 1.750% to 9-30-26, 2.000% to 9-30-27, 2.250% to 9-30-28, 2.500% to 9-30-29, 3.000% to 3-30-30, 3.500% to 9-30-30, 4.000% to 3-30-31, then 4.500% thereafter), 09/30/2031	1,035,000	927,885
Federal Home Loan Mortgage Corp.
2.000%, 06/01/2040 to 12/01/2051	14,374,043	12,592,242
2.500%, 04/01/2042 to 03/01/2052	5,730,938	5,106,891
3.000%, 09/01/2033 to 04/01/2047	12,106,891	11,176,633
3.151%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.640%), 11/01/2048 (A)	373,891	379,575
3.757%, 12/14/2029 (B)	1,179,000	970,357
3.964%, (30 day Average SOFR + 2.140%), 08/01/2052 (A)	485,070	468,351
4.000%, 03/01/2050	1,651,807	1,626,517
4.220%, (30 day Average SOFR + 2.305%), 05/01/2053 (A)	1,380,756	1,371,179
4.500%, 06/01/2039 to 07/01/2039	74,956	74,110
6.000%, 09/01/2054 (C)	5,260,000	5,528,407
Federal National Mortgage Association
2.000%, 06/01/2040 to 03/01/2047	35,379,344	30,841,815
2.500%, 11/01/2036 to 03/01/2052	10,027,850	9,019,527
Core Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
2.772%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.606%), 06/01/2050 (A)	$365,464	$350,014
3.000%, 11/01/2039 to 07/01/2060	60,125,175	55,255,790
3.500%, 05/01/2037 to 04/01/2050	7,316,757	7,011,549
3.826%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.603%), 03/01/2050 (A)	794,225	812,070
3.899%, 11/15/2030 (B)	3,465,000	2,731,968
3.943%, (30 day Average SOFR + 2.120%), 08/01/2052 (A)	201,117	194,676
4.000%, 01/01/2027 to 05/01/2049	6,339,389	6,267,320
4.110%, (30 day Average SOFR + 2.120%), 09/01/2052 (A)	699,082	691,962
4.112%, (30 day Average SOFR + 2.120%), 07/01/2052 (A)	699,565	681,814
4.132%, (30 day Average SOFR + 2.132%), 10/01/2052 (A)	1,701,784	1,678,773
4.186%, (30 day Average SOFR + 2.128%), 11/01/2052 (A)	565,332	562,315
4.361%, (30 day Average SOFR + 2.125%), 07/01/2052 (A)	886,324	886,585
4.500%, 06/01/2041 to 11/01/2048	2,016,281	2,029,112
4.603%, (30 day Average SOFR + 2.126%), 08/01/2052 (A)	961,678	966,201
4.609%, (30 day Average SOFR + 2.123%), 08/01/2052 (A)	751,379	746,369
4.648%, (30 day Average SOFR + 2.130%), 08/01/2052 (A)	808,483	813,351
5.500%, TBA (C)	10,600,000	10,724,681
6.000%, TBA (C)	10,400,000	10,627,907
6.000%, 12/01/2053 to 09/01/2054	3,404,287	3,582,214
6.500%, 06/01/2054 to 09/01/2054	2,340,336	2,497,825
7.000%, 01/01/2054	2,904,017	3,041,653
7.500%, 01/01/2054	1,569,048	1,654,562
Government National Mortgage Association
2.500%, 12/20/2037 to 06/20/2038	1,799,270	1,695,202
3.000%, 06/20/2043 to 10/20/2050	3,950,207	3,617,901
3.500%, 01/20/2048	416,739	395,545
4.000%, 03/20/2048 to 04/20/2048	523,485	509,134
4.500%, 08/15/2047 to 02/20/2049	540,119	540,115
6.000%, 01/20/2053	1,365,823	1,415,175
6.500%, TBA (C)	11,100,000	11,355,651
		213,420,923
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $376,427,432)		$376,669,663
FOREIGN GOVERNMENT OBLIGATIONS – 1.0%
Australia – 0.1%
Export Finance & Insurance Corp. 4.625%, 10/26/2027 (D)(E)	1,045,000	1,071,705
Israel – 0.2%
State of Israel
3.875%, 07/03/2050	299,000	219,018
4.500%, 01/17/2033	669,000	628,592
5.500%, 03/12/2034	832,000	833,926
		1,681,536
Mexico – 0.5%
Government of Mexico
2.659%, 05/24/2031	998,000	856,746
3.250%, 04/16/2030	339,000	310,840

31

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico (continued)
Government of Mexico (continued)
3.500%, 02/12/2034	$1,549,000	$1,317,850
4.600%, 01/23/2046 to 02/10/2048	921,000	746,349
4.750%, 04/27/2032 to 03/08/2044	488,000	449,021
		3,680,806
Paraguay – 0.0%
Republic of Paraguay 5.400%, 03/30/2050 (D)	317,000	295,308
Peru – 0.1%
Republic of Peru 5.375%, 02/08/2035	723,000	740,360
Poland – 0.1%
Bank Gospodarstwa Krajowego 6.250%, 07/09/2054 (D)	513,000	553,060
Uruguay – 0.0%
Oriental Republic of Uruguay 5.250%, 09/10/2060	437,000	437,107
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $8,350,188)		$8,459,882
CORPORATE BONDS – 26.3%
Communication services – 1.7%
AT&T, Inc.
3.500%, 06/01/2041 to 09/15/2053	681,000	522,668
3.550%, 09/15/2055	413,000	302,082
3.650%, 09/15/2059	261,000	189,370
3.800%, 12/01/2057	751,000	568,608
Charter Communications Operating LLC
3.500%, 06/01/2041 to 03/01/2042	845,000	588,274
3.900%, 06/01/2052	204,000	133,751
5.250%, 04/01/2053	338,000	276,197
5.500%, 04/01/2063	146,000	118,962
6.100%, 06/01/2029	1,333,000	1,379,735
6.150%, 11/10/2026	579,000	595,097
6.550%, 06/01/2034	741,000	770,768
Comcast Corp.
2.987%, 11/01/2063	312,000	197,909
4.049%, 11/01/2052	269,000	223,610
5.300%, 06/01/2034	552,000	581,518
5.350%, 11/15/2027	549,000	571,066
5.650%, 06/01/2054	571,000	609,788
Meta Platforms, Inc.
4.300%, 08/15/2029	580,000	588,941
4.550%, 08/15/2031	435,000	444,746
4.750%, 08/15/2034	725,000	740,004
5.400%, 08/15/2054	667,000	698,785
5.550%, 08/15/2064	956,000	1,021,075
Netflix, Inc.
4.900%, 08/15/2034	584,000	604,056
5.400%, 08/15/2054	479,000	507,079
Verizon Communications, Inc. 5.500%, 02/23/2054	507,000	531,498
WarnerMedia Holdings, Inc. 5.141%, 03/15/2052	1,059,000	816,780
		13,582,367
Consumer discretionary – 1.3%
Ford Motor Credit Company LLC
2.900%, 02/10/2029 (E)	1,732,000	1,572,164
4.000%, 11/13/2030	799,000	738,750
5.303%, 09/06/2029	692,000	688,742
General Motors Financial Company, Inc.
2.700%, 06/10/2031	450,000	387,778
5.450%, 09/06/2034	437,000	435,647
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Hyundai Capital America
1.300%, 01/08/2026 (D)	$526,000	$505,188
4.550%, 09/26/2029 (D)	697,000	695,531
5.300%, 06/24/2029 (D)	223,000	229,603
5.400%, 06/24/2031 (D)	280,000	290,376
5.600%, 03/30/2028 (D)	868,000	896,686
Lowe's Companies, Inc.
4.250%, 04/01/2052	676,000	572,333
5.625%, 04/15/2053	135,000	140,517
5.750%, 07/01/2053	422,000	445,281
5.850%, 04/01/2063	139,000	147,276
McDonald's Corp.
4.800%, 08/14/2028	285,000	292,570
5.450%, 08/14/2053	693,000	722,261
6.300%, 03/01/2038	426,000	486,186
The Home Depot, Inc.
3.625%, 04/15/2052	271,000	218,055
4.750%, 06/25/2029	425,000	438,053
4.850%, 06/25/2031	282,000	292,318
5.300%, 06/25/2054	213,000	223,855
		10,419,170
Consumer staples – 1.7%
Anheuser-Busch Companies LLC 4.700%, 02/01/2036	1,768,000	1,775,120
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 04/15/2038	361,000	348,187
5.450%, 01/23/2039	284,000	304,019
5.800%, 01/23/2059	208,000	234,351
BAT Capital Corp.
4.390%, 08/15/2037	220,000	200,110
4.540%, 08/15/2047	799,000	674,887
6.000%, 02/20/2034	396,000	423,243
Bunge, Ltd. Finance Corp.
1.630%, 08/17/2025	286,000	278,539
4.200%, 09/17/2029	581,000	579,518
4.650%, 09/17/2034	1,162,000	1,159,484
Imperial Brands Finance PLC 5.500%, 02/01/2030 (D)	484,000	499,648
JBS USA LUX SA
3.000%, 05/15/2032	792,000	686,807
3.625%, 01/15/2032	284,000	259,647
3.750%, 12/01/2031	199,000	183,026
6.500%, 12/01/2052	291,000	310,409
7.250%, 11/15/2053 (D)	691,000	806,112
PepsiCo, Inc. 3.900%, 07/18/2032	698,000	686,844
Philip Morris International, Inc.
4.875%, 02/15/2028	801,000	818,864
5.000%, 11/17/2025	589,000	593,324
5.250%, 09/07/2028	334,000	346,268
5.500%, 09/07/2030	391,000	413,925
5.750%, 11/17/2032	342,000	367,575
The Coca-Cola Company
4.650%, 08/14/2034	672,000	688,187
5.200%, 01/14/2055	582,000	610,632
5.400%, 05/13/2064	143,000	153,052
		13,401,778
Energy – 1.5%
BP Capital Markets America, Inc. 5.017%, 11/17/2027	184,000	189,224
Devon Energy Corp.
5.200%, 09/15/2034	729,000	725,894
5.750%, 09/15/2054	365,000	355,251
Diamondback Energy, Inc.
5.150%, 01/30/2030	526,000	539,660

32

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Diamondback Energy, Inc. (continued)
5.200%, 04/18/2027	$281,000	$286,788
5.400%, 04/18/2034	384,000	392,006
5.750%, 04/18/2054	282,000	284,163
5.900%, 04/18/2064	141,000	142,120
Enbridge, Inc.
5.625%, 04/05/2034	421,000	441,551
5.950%, 04/05/2054	140,000	148,067
6.000%, 11/15/2028	417,000	442,823
6.200%, 11/15/2030	417,000	454,022
Energy Transfer LP
5.250%, 07/01/2029	710,000	731,253
5.300%, 04/15/2047	284,000	267,615
5.600%, 09/01/2034	710,000	737,633
5.950%, 05/15/2054	647,000	662,173
6.050%, 09/01/2054	426,000	441,314
Enterprise Products Operating LLC
4.950%, 02/15/2035	578,000	586,973
5.550%, 02/16/2055	347,000	358,455
Galaxy Pipeline Assets Bidco, Ltd.
2.160%, 03/31/2034 (D)	568,307	503,671
2.625%, 03/31/2036 (D)	459,000	391,736
ONEOK, Inc.
5.050%, 11/01/2034	424,000	422,068
5.700%, 11/01/2054	806,000	801,415
5.850%, 11/01/2064	112,000	111,149
Petroleos Mexicanos
2.378%, 04/15/2025	137,500	135,172
2.460%, 12/15/2025	486,150	466,559
TotalEnergies Capital SA
5.150%, 04/05/2034	281,000	292,262
5.275%, 09/10/2054	291,000	291,419
5.425%, 09/10/2064	146,000	146,939
5.488%, 04/05/2054	281,000	290,398
5.638%, 04/05/2064	140,000	145,984
		12,185,757
Financials – 8.7%
Apollo Global Management, Inc. 5.800%, 05/21/2054	427,000	455,222
Ares Strategic Income Fund 5.600%, 02/15/2030 (D)	418,000	414,693
Banco Bilbao Vizcaya Argentaria SA
6.033%, (6.033% to 3-13-34, then 1 Year CMT + 1.950%), 03/13/2035	600,000	636,331
7.883%, (7.883% to 11-15-33, then 1 Year CMT + 3.300%), 11/15/2034	600,000	688,440
Banco Santander SA
6.527%, (6.527% to 11-7-26, then 1 Year CMT + 1.650%), 11/07/2027	400,000	417,349
6.607%, 11/07/2028	400,000	434,002
6.938%, 11/07/2033	1,000,000	1,157,956
Bank of America Corp.
1.734%, (1.734% to 7-22-26, then Overnight SOFR + 0.960%), 07/22/2027	1,906,000	1,819,636
3.419%, (3.419% to 12-20-27, then 3 month CME Term SOFR + 1.302%), 12/20/2028	1,948,000	1,895,019
5.425%, (5.425% to 8-15-34, then Overnight SOFR + 1.913%), 08/15/2035	1,285,000	1,317,257
5.933%, (5.933% to 9-15-26, then Overnight SOFR + 1.340%), 09/15/2027	144,000	148,277
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Barclays PLC
4.837%, (4.837% to 9-10-27, then Overnight SOFR + 1.340%), 09/10/2028	$734,000	$740,174
4.942%, (4.942% to 9-10-29, then Overnight SOFR + 1.560%), 09/10/2030	1,022,000	1,030,446
5.674%, (5.764% to 3-12-27, then Overnight SOFR + 1.490%), 03/12/2028	872,000	895,889
5.690%, (5.690% to 3-12-29, then Overnight SOFR + 1.740%), 03/12/2030	872,000	907,096
BBVA Bancomer SA 5.250%, 09/10/2029 (D)	615,000	623,180
BlackRock Funding, Inc.
4.900%, 01/08/2035	580,000	598,808
5.350%, 01/08/2055	421,000	443,183
BNP Paribas SA
5.176%, (5.176% to 1-9-29, then Overnight SOFR + 1.520%), 01/09/2030 (D)	876,000	898,732
5.894%, (5.894% to 12-5-33, then Overnight SOFR + 1.866%), 12/05/2034 (D)	882,000	952,207
Canadian Imperial Bank of Commerce 4.631%, (4.631% to 9-11-29, then Overnight SOFR + 1.335%), 09/11/2030	873,000	878,584
Capital One Financial Corp.
5.463%, (5.463% to 7-26-29, then Overnight SOFR + 1.560%), 07/26/2030	866,000	888,853
5.884%, (5.884% to 7-26-34, then Overnight SOFR + 1.990%), 07/26/2035	577,000	603,853
Citibank NA 4.838%, 08/06/2029	1,486,000	1,520,705
Citigroup, Inc.
4.542%, (4.542% to 9-19-29, then Overnight SOFR + 1.338%), 09/19/2030	1,163,000	1,164,349
5.827%, (5.827% to 2-13-34, then Overnight SOFR + 2.056%), 02/13/2035	309,000	322,703
6.174%, (6.174% to 5-25-33, then Overnight SOFR + 2.661%), 05/25/2034	662,000	706,350
Citizens Financial Group, Inc. 5.718%, (5.718% to 7-23-31, then Overnight SOFR + 1.910%), 07/23/2032	871,000	903,271
Deutsche Bank AG
3.742%, (3.742% to 1-7-32, then Overnight SOFR + 2.257%), 01/07/2033	1,180,000	1,032,782
5.403%, (5.403% to 9-11-34, then Overnight SOFR + 2.050%), 09/11/2035	588,000	591,794
5.414%, 05/10/2029	1,019,000	1,058,696
Fifth Third Bancorp 4.895%, (4.895% to 9-6-29, then Overnight SOFR + 1.486%), 09/06/2030	436,000	441,532

33

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Goldman Sachs Bank USA
5.283%, (5.283% to 3-18-26, then Overnight SOFR + 0.777%), 03/18/2027	$870,000	$881,239
5.414%, (5.414% to 5-21-26, then Overnight SOFR + 0.750%), 05/21/2027	1,426,000	1,449,083
Golub Capital Private Credit Fund 5.800%, 09/12/2029 (D)	442,000	440,309
HSBC USA, Inc. 5.294%, 03/04/2027	221,000	226,532
JPMorgan Chase & Co.
4.979%, (4.979% to 7-22-27, then Overnight SOFR + 0.930%), 07/22/2028	725,000	739,139
5.294%, (5.294% to 7-22-34, then Overnight SOFR + 1.460%), 07/22/2035	435,000	453,676
5.571%, (5.571% to 4-22-27, then Overnight SOFR + 0.930%), 04/22/2028	2,119,000	2,184,835
5.581%, (5.581% to 4-22-29, then Overnight SOFR + 1.160%), 04/22/2030	1,017,000	1,067,433
5.766%, (5.766% to 4-22-34, then Overnight SOFR + 1.490%), 04/22/2035	550,000	592,690
Mastercard, Inc.
4.350%, 01/15/2032	1,020,000	1,025,019
4.550%, 01/15/2035	874,000	877,987
Morgan Stanley
5.042%, (5.042% to 7-19-29, then Overnight SOFR + 1.215%), 07/19/2030	1,304,000	1,340,025
5.164%, (5.164% to 4-20-28, then Overnight SOFR + 1.590%), 04/20/2029	750,000	770,896
5.320%, (5.320% to 7-19-34, then Overnight SOFR + 1.555%), 07/19/2035	566,000	587,747
5.449%, (5.449% to 7-20-28, then Overnight SOFR + 1.630%), 07/20/2029	551,000	572,543
5.466%, (5.466% to 1-18-34, then Overnight SOFR + 1.730%), 01/18/2035	504,000	526,978
5.656%, (5.656% to 4-18-29, then Overnight SOFR + 1.260%), 04/18/2030	1,909,000	2,008,107
5.831%, (5.831% to 4-19-34, then Overnight SOFR + 1.580%), 04/19/2035	1,986,000	2,133,254
Morgan Stanley Bank NA
4.952%, (4.952% to 1-14-27, then Overnight SOFR + 1.080%), 01/14/2028	1,482,000	1,504,350
4.968%, (4.968% to 7-14-27, then Overnight SOFR + 0.930%), 07/14/2028	1,038,000	1,059,063
Nordea Bank ABP 4.375%, 09/10/2029 (D)	1,310,000	1,316,145
Royal Bank of Canada 4.969%, (4.969% to 8-2-29, then Overnight SOFR + 1.100%), 08/02/2030	1,015,000	1,041,114
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Santander Holdings USA, Inc.
5.353%, (5.353% to 9-6-29, then Overnight SOFR + 1.940%), 09/06/2030	$1,020,000	$1,030,757
6.342%, (6.342% to 5-31-34, then Overnight SOFR + 2.138%), 05/31/2035	1,091,000	1,144,453
State Street Corp. 4.530%, (4.530% to 2-20-28, then Overnight SOFR + 1.018%), 02/20/2029	876,000	884,899
Sumitomo Mitsui Trust Bank, Ltd.
4.500%, 09/10/2029 (D)(E)	595,000	598,635
4.850%, 09/10/2034 (D)	455,000	459,707
The Goldman Sachs Group, Inc.
5.049%, (5.049% to 7-23-29, then Overnight SOFR + 1.210%), 07/23/2030	1,159,000	1,189,222
5.330%, (5.330% to 7-23-34, then Overnight SOFR + 1.550%), 07/23/2035	870,000	901,218
Truist Financial Corp.
5.435%, (5.435% to 1-24-29, then Overnight SOFR + 1.620%), 01/24/2030	988,000	1,022,639
5.711%, (5.711% to 1-24-34, then Overnight SOFR + 1.922%), 01/24/2035	292,000	307,618
U.S. Bancorp 5.100%, (5.100% to 7-23-29, then Overnight SOFR + 1.250%), 07/23/2030	1,016,000	1,045,781
UBS AG 5.650%, 09/11/2028	664,000	696,685
UBS Group AG
3.091%, (3.091% to 5-14-31, then Overnight SOFR + 1.730%), 05/14/2032 (D)	453,000	408,494
4.194%, (4.194% to 4-1-30, then Overnight SOFR + 3.730%), 04/01/2031 (D)	469,000	458,056
4.282%, 01/09/2028 (D)	645,000	640,250
5.379%, (5.379% to 9-6-44, then 1 Year SOFR ICE Swap Rate + 1.860%), 09/06/2045 (D)	455,000	465,470
5.617%, (5.617% to 9-13-29, then 1 Year SOFR ICE Swap Rate + 1.340%), 09/13/2030 (D)	1,169,000	1,221,485
5.699%, (5.699% to 2-8-34, then 1 Year CMT + 1.770%), 02/08/2035 (D)	312,000	329,342
Wells Fargo & Company
4.897%, (4.897% to 7-25-32, then Overnight SOFR + 2.100%), 07/25/2033	1,557,000	1,574,848
5.198%, (5.198% to 1-23-29, then Overnight SOFR + 1.500%), 01/23/2030	2,835,000	2,922,649
5.574%, (5.574% to 7-25-28, then Overnight SOFR + 1.740%), 07/25/2029	277,000	288,192
5.707%, (5.707% to 4-22-27, then Overnight SOFR + 1.070%), 04/22/2028	1,695,000	1,750,240

34

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Wells Fargo & Company (continued)
6.303%, (6.303% to 10-23-28, then Overnight SOFR + 1.790%), 10/23/2029	$427,000	$456,871
6.491%, (6.491% to 10-23-33, then Overnight SOFR + 2.060%), 10/23/2034	1,133,000	1,266,093
		70,449,137
Health care – 2.6%
AbbVie, Inc.
3.200%, 11/21/2029	1,038,000	992,642
4.050%, 11/21/2039	295,000	272,496
4.250%, 11/21/2049	744,000	666,416
4.500%, 05/14/2035	610,000	608,047
4.550%, 03/15/2035	695,000	695,172
4.800%, 03/15/2027 to 03/15/2029	1,408,000	1,442,178
4.950%, 03/15/2031	423,000	439,831
5.050%, 03/15/2034	704,000	735,341
Alcon Finance Corp.
2.600%, 05/27/2030 (D)	200,000	182,495
5.375%, 12/06/2032 (D)	758,000	792,523
Amgen, Inc.
5.600%, 03/02/2043	406,000	426,539
5.650%, 03/02/2053	711,000	747,921
Astrazeneca Finance LLC 5.000%, 02/26/2034	569,000	594,212
AstraZeneca PLC 3.000%, 05/28/2051	146,000	106,457
Becton, Dickinson & Company 5.081%, 06/07/2029	568,000	587,053
CommonSpirit Health 3.347%, 10/01/2029	261,000	248,663
CVS Health Corp. 6.050%, 06/01/2054	8,000	8,346
DH Europe Finance II Sarl 2.200%, 11/15/2024	683,000	680,464
Elevance Health, Inc.
5.150%, 06/15/2029	614,000	637,068
5.375%, 06/15/2034	429,000	450,968
Eli Lilly & Company
4.200%, 08/14/2029	885,000	893,477
4.600%, 08/14/2034	870,000	883,647
4.700%, 02/09/2034	559,000	571,467
5.100%, 02/09/2064	281,000	287,069
Gilead Sciences, Inc. 4.000%, 09/01/2036	284,000	266,995
Haleon US Capital LLC 3.625%, 03/24/2032	383,000	360,261
HCA, Inc.
3.625%, 03/15/2032	449,000	415,197
4.125%, 06/15/2029	1,491,000	1,467,633
5.250%, 06/15/2049	188,000	178,507
5.900%, 06/01/2053	353,000	368,235
Merck & Company, Inc.
2.350%, 06/24/2040	588,000	431,074
2.750%, 12/10/2051	295,000	199,447
Pfizer Investment Enterprises Pte, Ltd.
4.750%, 05/19/2033	259,000	263,998
5.300%, 05/19/2053	1,299,000	1,343,742
5.340%, 05/19/2063	556,000	571,158
UnitedHealth Group, Inc.
3.050%, 05/15/2041	131,000	103,414
4.600%, 04/15/2027	581,000	591,652
5.500%, 07/15/2044	148,000	156,627
5.625%, 07/15/2054	150,000	160,920
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
UnitedHealth Group, Inc. (continued)
5.750%, 07/15/2064	$296,000	$319,534
5.875%, 02/15/2053	263,000	291,126
		21,440,012
Industrials – 2.3%
Adani International Container Terminal Private, Ltd. 3.000%, 02/16/2031 (D)	234,060	207,295
Burlington Northern Santa Fe LLC
4.450%, 01/15/2053	111,000	102,858
5.200%, 04/15/2054	295,000	304,942
Caterpillar Financial Services Corp.
4.375%, 08/16/2029	580,000	588,640
4.450%, 10/16/2026	580,000	586,783
4.500%, 01/08/2027	696,000	705,734
4.850%, 02/27/2029	558,000	577,362
5.000%, 05/14/2027	847,000	870,477
Crowley Conro LLC 4.181%, 08/15/2043	430,545	402,624
Delta Air Lines, Inc. 4.750%, 10/20/2028 (D)	916,000	914,915
Howmet Aerospace, Inc. 4.850%, 10/15/2031	378,000	385,612
John Deere Capital Corp.
4.150%, 09/15/2027	555,000	559,142
4.500%, 01/08/2027 to 01/16/2029	1,948,000	1,978,424
4.850%, 06/11/2029	564,000	582,527
4.900%, 06/11/2027	852,000	873,306
4.950%, 07/14/2028	221,000	228,334
5.050%, 06/12/2034	892,000	931,344
5.100%, 04/11/2034	704,000	737,135
5.150%, 09/08/2026	965,000	987,590
Lockheed Martin Corp.
4.800%, 08/15/2034	580,000	594,569
5.200%, 02/15/2064	405,000	419,204
Owens Corning 5.950%, 06/15/2054	257,000	272,762
Republic Services, Inc. 5.000%, 11/15/2029	568,000	588,308
RTX Corp. 6.400%, 03/15/2054	574,000	677,726
The Boeing Company
3.750%, 02/01/2050	184,000	129,356
5.805%, 05/01/2050	734,000	709,131
6.528%, 05/01/2034 (D)	591,000	634,300
7.008%, 05/01/2064 (D)	115,000	126,705
Uber Technologies, Inc.
4.800%, 09/15/2034	712,000	711,014
5.350%, 09/15/2054	335,000	332,253
Union Pacific Corp.
2.375%, 05/20/2031	265,000	237,743
2.800%, 02/14/2032	359,000	326,620
		18,284,735
Information technology – 2.5%
Adobe, Inc. 4.950%, 04/04/2034	842,000	878,013
Analog Devices, Inc.
5.050%, 04/01/2034	565,000	591,627
5.300%, 04/01/2054	508,000	531,740
Apple, Inc.
2.375%, 02/08/2041	202,000	151,604
2.650%, 05/11/2050 to 02/08/2051	390,000	268,751
3.950%, 08/08/2052	532,000	468,855
Applied Materials, Inc. 4.800%, 06/15/2029	284,000	292,797

35

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Broadcom, Inc.
2.450%, 02/15/2031 (D)	$435,000	$385,487
3.150%, 11/15/2025	326,000	321,402
4.550%, 02/15/2032	696,000	695,469
4.800%, 10/15/2034	975,000	974,190
4.926%, 05/15/2037 (D)	398,000	397,656
5.050%, 07/12/2027 to 07/12/2029	1,740,000	1,786,517
5.150%, 11/15/2031	870,000	902,845
Cadence Design Systems, Inc.
4.200%, 09/10/2027	524,000	526,574
4.300%, 09/10/2029	1,455,000	1,460,706
4.700%, 09/10/2034	1,018,000	1,024,348
Intel Corp.
2.800%, 08/12/2041	239,000	166,259
5.000%, 02/21/2031	423,000	429,691
5.600%, 02/21/2054	276,000	268,998
5.625%, 02/10/2043	159,000	158,045
5.700%, 02/10/2053	555,000	546,772
5.900%, 02/10/2063	388,000	389,464
Intuit, Inc.
5.125%, 09/15/2028	551,000	574,164
5.200%, 09/15/2033	551,000	581,231
5.250%, 09/15/2026	690,000	706,866
5.500%, 09/15/2053	553,000	594,373
KLA Corp.
3.300%, 03/01/2050	228,000	172,472
4.700%, 02/01/2034	562,000	573,400
Micron Technology, Inc. 5.375%, 04/15/2028	1,393,000	1,435,124
Oracle Corp.
4.000%, 07/15/2046	483,000	400,668
5.375%, 09/27/2054	287,000	286,825
5.500%, 09/27/2064	287,000	285,897
Texas Instruments, Inc.
5.000%, 03/14/2053	612,000	616,796
5.150%, 02/08/2054	281,000	288,714
		20,134,340
Materials – 0.5%
ArcelorMittal SA 6.350%, 06/17/2054	487,000	508,302
Celanese US Holdings LLC
6.379%, 07/15/2032	646,000	690,650
6.550%, 11/15/2030	166,000	178,929
Glencore Funding LLC
5.634%, 04/04/2034 (D)	461,000	481,107
5.893%, 04/04/2054 (D)	117,000	123,059
LYB International Finance III LLC
3.625%, 04/01/2051	569,000	424,067
5.500%, 03/01/2034	602,000	626,141
Newmont Corp. 5.350%, 03/15/2034	411,000	430,715
Sonoco Products Company 5.000%, 09/01/2034	347,000	342,158
The Dow Chemical Company 5.600%, 02/15/2054	421,000	434,830
		4,239,958
Real estate – 1.4%
Agree LP
2.000%, 06/15/2028	434,000	396,546
2.600%, 06/15/2033	118,000	98,351
4.800%, 10/01/2032	261,000	258,796
American Homes 4 Rent LP
3.625%, 04/15/2032	479,000	442,802
4.300%, 04/15/2052	215,000	177,865
5.500%, 07/15/2034	568,000	587,403
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Brixmor Operating Partnership LP 2.500%, 08/16/2031	$458,000	$397,776
Crown Castle, Inc.
2.100%, 04/01/2031	471,000	402,868
2.900%, 04/01/2041	254,000	188,284
5.200%, 09/01/2034	578,000	585,471
5.800%, 03/01/2034	860,000	912,094
ERP Operating LP 4.650%, 09/15/2034	378,000	376,175
Essex Portfolio LP
2.550%, 06/15/2031	247,000	215,766
5.500%, 04/01/2034	292,000	303,542
Invitation Homes Operating Partnership LP
2.000%, 08/15/2031	84,000	70,501
4.150%, 04/15/2032	477,000	455,634
4.875%, 02/01/2035	418,000	412,629
Kimco Realty OP LLC 4.850%, 03/01/2035	378,000	375,388
Mid-America Apartments LP 5.300%, 02/15/2032	139,000	144,632
Realty Income Corp.
2.100%, 03/15/2028	269,000	250,212
2.850%, 12/15/2032	347,000	303,393
3.400%, 01/15/2030	287,000	272,803
4.900%, 07/15/2033	413,000	417,248
5.125%, 02/15/2034	601,000	614,465
5.625%, 10/13/2032	210,000	223,204
Regency Centers LP
2.950%, 09/15/2029	656,000	613,583
5.250%, 01/15/2034	562,000	580,126
STORE Capital Corp.
2.700%, 12/01/2031	167,000	141,845
2.750%, 11/18/2030	424,000	370,835
4.500%, 03/15/2028	275,000	269,845
4.625%, 03/15/2029	306,000	299,955
Sun Communities Operating LP 4.200%, 04/15/2032	623,000	588,612
		11,748,649
Utilities – 2.1%
American Transmission Systems, Inc. 2.650%, 01/15/2032 (D)	173,000	151,997
Baltimore Gas and Electric Company 2.250%, 06/15/2031	371,000	325,995
CenterPoint Energy Houston Electric LLC 3.600%, 03/01/2052	274,000	212,793
Consolidated Edison Company of New York, Inc.
3.200%, 12/01/2051	83,000	59,195
5.375%, 05/15/2034	427,000	453,011
5.500%, 03/15/2034	709,000	758,370
5.700%, 05/15/2054	284,000	307,572
Consumers Energy Company 4.700%, 01/15/2030	433,000	443,750
DTE Electric Company
2.950%, 03/01/2050	433,000	305,338
3.650%, 03/01/2052	198,000	157,786
DTE Energy Company 5.850%, 06/01/2034	398,000	427,199
Duke Energy Carolinas LLC
2.550%, 04/15/2031	169,000	151,911
2.850%, 03/15/2032	461,000	416,068
3.550%, 03/15/2052	336,000	258,835
5.350%, 01/15/2053	556,000	573,694

36

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Duke Energy Carolinas LLC (continued)
5.400%, 01/15/2054	$278,000	$289,222
Duke Energy Corp. 3.500%, 06/15/2051	230,000	169,851
Duke Energy Florida LLC 2.400%, 12/15/2031	370,000	324,137
Duke Energy Progress LLC 2.500%, 08/15/2050	374,000	236,818
Entergy Arkansas LLC
2.650%, 06/15/2051	334,000	213,689
5.150%, 01/15/2033	557,000	579,277
Eversource Energy
5.850%, 04/15/2031	565,000	600,407
5.950%, 07/15/2034	339,000	364,350
FirstEnergy Pennsylvania Electric Company
3.250%, 03/15/2028 (D)	362,000	348,462
4.300%, 01/15/2029 (D)	436,000	433,794
5.150%, 03/30/2026 (D)	278,000	280,432
5.200%, 04/01/2028 (D)	286,000	292,999
Israel Electric Corp., Ltd. 3.750%, 02/22/2032 (D)	278,000	244,217
Jersey Central Power & Light Company 2.750%, 03/01/2032 (D)	408,000	357,234
MidAmerican Energy Company 2.700%, 08/01/2052	322,000	211,904
Mississippi Power Company
3.100%, 07/30/2051	445,000	308,152
4.250%, 03/15/2042	189,000	166,738
Northern States Power Company 5.400%, 03/15/2054	225,000	237,604
NSTAR Electric Company 5.400%, 06/01/2034	429,000	452,883
Oncor Electric Delivery Company LLC 5.550%, 06/15/2054 (D)	481,000	511,813
Pacific Gas & Electric Company
3.500%, 08/01/2050	141,000	102,110
3.950%, 12/01/2047	842,000	662,841
4.200%, 06/01/2041	216,000	182,413
4.750%, 02/15/2044	125,000	111,559
4.950%, 07/01/2050	1,186,000	1,078,510
PECO Energy Company 2.850%, 09/15/2051	448,000	303,481
PPL Capital Funding, Inc. 5.250%, 09/01/2034	291,000	299,622
Public Service Company of Oklahoma 3.150%, 08/15/2051	251,000	174,002
Public Service Electric & Gas Company
1.900%, 08/15/2031	638,000	543,741
2.050%, 08/01/2050	103,000	60,187
2.700%, 05/01/2050	174,000	117,094
Public Service Enterprise Group, Inc. 5.450%, 04/01/2034	478,000	497,853
Southern California Edison Company 4.125%, 03/01/2048	280,000	236,473
Virginia Electric & Power Company
2.950%, 11/15/2051	371,000	252,525
5.050%, 08/15/2034	291,000	298,721
5.550%, 08/15/2054	500,000	525,542
		17,074,171
TOTAL CORPORATE BONDS (Cost $209,221,363)		$212,960,074
Core Bond Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS – 0.4%
Board of Regents of the University of Texas System 2.439%, 08/15/2049	$285,000	$190,606
County of Clark Department of Aviation (Nevada) 6.820%, 07/01/2045	750,000	893,986
North Texas Tollway Authority 6.718%, 01/01/2049	697,000	826,495
Ohio State University 4.800%, 06/01/2111	464,000	439,115
Port Authority of New York & New Jersey 4.458%, 10/01/2062	571,000	527,427
TOTAL MUNICIPAL BONDS (Cost $3,491,211)		$2,877,629
COLLATERALIZED MORTGAGE OBLIGATIONS – 18.7%
Commercial and residential – 1.7%
Angel Oak Mortgage Trust LLC
Series 2020-2, Class A1A, 2.531%, 01/26/2065 (D)(F)	102,500	96,190
Series 2020-5, Class A1, 1.373%, 05/25/2065 (D)(F)	58,367	55,273
Series 2021-6, Class A1, 1.458%, 09/25/2066 (D)(F)	423,394	354,278
BANK
Series 2024-5YR7, Class A3, 5.769%, 06/15/2057	290,000	303,446
Series 2024-BNK48, Class A5, 5.053%, 09/15/2034 (C)	298,000	304,740
BBCMS Mortgage Trust Series 2018-C2, Class ASB 4.236%, 12/15/2051	165,481	164,230
Benchmark Mortgage Trust Series 2024-V9, Class A3 5.602%, 08/15/2057	677,000	704,172
BMO Mortgage Trust Series 2024-5C4, Class A3 6.526%, 05/15/2057 (F)	569,000	613,398
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.879%, 07/25/2049 (D)	215,104	209,697
BX Commercial Mortgage Trust Series 2021-VOLT, Class A (1 month CME Term SOFR + 0.814%) 5.911%, 09/15/2036 (A)(D)	2,021,000	2,008,369
CFCRE Commercial Mortgage Trust Series 2017-C8, Class ASB 3.367%, 06/15/2050	148,021	145,796
COLT Mortgage Loan Trust
Series 2021-2, Class A1, 0.924%, 08/25/2066 (D)(F)	576,272	481,458
Series 2021-4, Class A1, 1.397%, 10/25/2066 (D)(F)	586,988	502,103
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) Series 2015-LC23, Class A3 3.521%, 10/10/2048	363,680	357,302
GS Mortgage Securities Trust
Series 2015-GC32, Class A3, 3.498%, 07/10/2048	301,749	298,757
Series 2020-GSA2, Class A4, 1.721%, 12/12/2053	995,000	861,356
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust Series 2010-1, Class A1 5.314%, 01/25/2051 (D)	146,791	145,679

37

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
JPMBB Commercial Mortgage Securities Trust
Series 2015-C28, Class A3, 2.912%, 10/15/2048	$511,264	$509,016
Series 2015-C30, Class A5, 3.822%, 07/15/2048	535,000	523,121
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4, Class A3 3.393%, 12/15/2049	198,000	193,574
MFA Trust Series 2021-NQM2, Class A1 1.029%, 11/25/2064 (D)(F)	222,675	197,042
Morgan Stanley Capital I Trust Series 2020-HR8, Class A3 1.790%, 07/15/2053	379,292	331,824
New Residential Mortgage Loan Trust Series 2019-NQM4, Class A1 2.492%, 09/25/2059 (D)(F)	116,184	110,014
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.275%, 02/25/2050 (D)(F)	41,304	39,518
Series 2020-3, Class A1, 1.486%, 04/25/2065 (D)(F)	141,837	137,090
Series 2020-INV1, Class A1, 1.027%, 11/25/2055 (D)(F)	127,017	119,993
Series 2021-1, Class A1, 1.219%, 05/25/2065 (D)(F)	182,226	170,072
Series 2021-4, Class A1, 1.162%, 08/25/2056 (D)(F)	518,941	457,029
Verus Securitization Trust
Series 2019-4, Class A1, 3.642%, 11/25/2059 (D)	1,584	1,559
Series 2019-INV3, Class A1, 3.692%, 11/25/2059 (D)(F)	56,819	56,015
Series 2020-2, Class A1, 3.226%, 05/25/2060 (D)(F)	6,643	6,614
Series 2021-1, Class A1, 0.815%, 01/25/2066 (D)(F)	239,475	216,342
Series 2021-2, Class A1, 1.031%, 02/25/2066 (D)(F)	452,386	408,416
Series 2021-3, Class A1, 1.046%, 06/25/2066 (D)(F)	390,053	341,048
Series 2021-4, Class A1, 0.938%, 07/25/2066 (D)(F)	484,781	414,733
Series 2021-5, Class A1, 1.013%, 09/25/2066 (D)(F)	1,157,992	990,460
Series 2021-7, Class A1 (1.829% to 11-1-25, then 2.829% thereafter), 1.829%, 10/25/2066 (D)	567,358	508,690
Series 2021-8, Class A1, 1.824%, 11/25/2066 (D)(F)	518,351	472,731
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (D)(F)	164,111	154,757
Series 2021-R3, Class A1, 1.020%, 04/25/2064 (D)(F)	217,184	200,588
Visio Trust Series 2020-1R, Class A1 1.312%, 11/25/2055 (D)	128,981	122,636
		14,289,126
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency – 17.0%
Federal Home Loan Mortgage Corp.
Series 264, Class 30, 3.000%, 07/15/2042	$857,508	$800,200
Series 271, Class F5 (30 day Average SOFR + 0.614%), 5.957%, 08/15/2042 (A)	255,042	253,242
Series 272, Class F1 (30 day Average SOFR + 0.614%), 5.957%, 08/15/2042 (A)	405,387	402,545
Series 280, Class F1 (30 day Average SOFR + 0.614%), 5.957%, 09/15/2042 (A)	415,757	412,814
Series 3693, Class FC (30 day Average SOFR + 0.614%), 5.957%, 07/15/2040 (A)	205,908	204,822
Series 3919, Class FA (30 day Average SOFR + 0.614%), 5.957%, 09/15/2041 (A)	196,144	195,028
Series 3951, Class FN (30 day Average SOFR + 0.564%), 5.907%, 11/15/2041 (A)	150,575	150,174
Series 3958, Class AF (30 day Average SOFR + 0.564%), 5.907%, 11/15/2041 (A)	187,008	186,514
Series 3975, Class CF (30 day Average SOFR + 0.604%), 5.947%, 12/15/2041 (A)	148,834	148,654
Series 3975, Class FA (30 day Average SOFR + 0.604%), 5.947%, 12/15/2041 (A)	178,443	178,266
Series 3990, Class FG (30 day Average SOFR + 0.564%), 5.907%, 01/15/2042 (A)	219,220	218,722
Series 4047, Class CX, 3.500%, 05/15/2042	812,000	761,867
Series 4059, Class FP (30 day Average SOFR + 0.564%), 5.907%, 06/15/2042 (A)	243,461	242,853
Series 4091, Class BX, 3.250%, 10/15/2041	409,736	386,314
Series 4091, Class EX, 3.375%, 07/15/2042	260,641	246,081
Series 4091, Class FN (30 day Average SOFR + 0.514%), 5.857%, 08/15/2042 (A)	241,272	238,770
Series 4091, Class MX, 3.250%, 02/15/2042	325,479	305,635
Series 4117, Class HB, 2.500%, 10/15/2042	279,000	247,236
Series 4122, Class FP (30 day Average SOFR + 0.514%), 5.857%, 10/15/2042 (A)	286,614	283,776
Series 4160, Class HP, 2.500%, 01/15/2033	298,342	286,107
Series 4205, Class PA, 1.750%, 05/15/2043	272,843	235,937
Series 4240, Class FA (30 day Average SOFR + 0.614%), 5.957%, 08/15/2043 (A)	743,051	733,968
Series 4286, Class VF (30 day Average SOFR + 0.564%), 5.907%, 12/15/2043 (A)	550,011	545,128
Series 4427, Class CE, 3.000%, 02/15/2034	90,683	89,224

38

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4446, Class CP, 2.250%, 03/15/2045	$343,903	$306,486
Series 4527, Class GA, 3.000%, 02/15/2044	515,666	496,678
Series 4533, Class AB, 3.000%, 06/15/2044	789,028	758,415
Series 4544, Class P, 2.500%, 01/15/2046	1,624,923	1,440,370
Series 4582, Class HA, 3.000%, 09/15/2045	1,293,726	1,232,062
Series 4587, Class AF (30 day Average SOFR + 0.464%), 5.807%, 06/15/2046 (A)	392,532	389,753
Series 4604, Class FB (30 day Average SOFR + 0.514%), 5.857%, 08/15/2046 (A)	683,207	677,013
Series 4611, Class BF (30 day Average SOFR + 0.514%), 5.857%, 06/15/2041 (A)	2,595,156	2,571,654
Series 4620, Class LF (30 day Average SOFR + 0.514%), 5.857%, 10/15/2046 (A)	375,805	372,931
Series 4628, Class KF (30 day Average SOFR + 0.614%), 5.957%, 01/15/2055 (A)	388,686	384,745
Series 4709, Class FA (30 day Average SOFR + 0.414%), 5.757%, 08/15/2047 (A)	274,830	271,270
Series 4719, Class LA, 3.500%, 09/15/2047	368,395	343,303
Series 4719, Class LM, 3.000%, 09/15/2047	285,874	258,610
Series 4742, Class PA, 3.000%, 10/15/2047	736,311	679,429
Series 4753, Class BD, 3.000%, 01/15/2048	296,000	267,085
Series 4826, Class KF (30 day Average SOFR + 0.414%), 5.757%, 09/15/2048 (A)	239,035	235,099
Series 4854, Class FB (30 day Average SOFR + 0.414%), 5.757%, 01/15/2049 (A)	724,707	716,164
Series 4857, Class JA, 3.350%, 01/15/2049	1,124,088	1,082,424
Series 4880, Class DA, 3.000%, 05/15/2050	577,072	534,936
Series 4903, Class NF (30 day Average SOFR + 0.514%), 5.795%, 08/25/2049 (A)	226,308	223,754
Series 4927, Class BG, 3.000%, 11/25/2049	498,027	463,724
Series 4937, Class MD, 2.500%, 10/25/2049	497,609	445,920
Series 4940, Class AG, 3.000%, 05/15/2040	323,481	307,639
Series 4941, Class GA, 2.000%, 12/15/2047	285,388	243,181
Series 4954, Class LB, 2.500%, 02/25/2050	311,682	276,603
Series 4957, Class MY, 3.000%, 02/25/2050	317,000	268,430
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4979, Class UC, 1.500%, 06/25/2050	$932,944	$753,183
Series 4988, Class KF (30 day Average SOFR + 0.464%), 5.745%, 07/25/2050 (A)	400,348	397,871
Series 4993, Class KF (30 day Average SOFR + 0.564%), 5.845%, 07/25/2050 (A)	2,171,110	2,122,446
Series 5004, Class FM (30 day Average SOFR + 0.464%), 5.745%, 08/25/2050 (A)	444,126	430,770
Series 5020, Class ET, 3.500%, 10/25/2050	432,096	400,287
Series 5058, Class BC, 5.000%, 11/25/2050	309,175	312,226
Series 5091, Class AB, 1.500%, 03/25/2051	877,706	720,422
Series 5092, Class HE, 2.000%, 02/25/2051	510,615	427,897
Series 5116, Class PB, 2.250%, 02/25/2051	530,768	471,772
Series 5118, Class CA, 1.500%, 10/15/2033	474,000	432,879
Series 5119, Class AB, 1.500%, 08/25/2049	406,102	328,584
Series 5119, Class QF (30 day Average SOFR + 0.200%), 5.480%, 06/25/2051 (A)	652,660	621,229
Series 5143, Class GA, 2.000%, 06/25/2049	330,059	276,177
Series 5178, Class TP, 2.500%, 04/25/2049	701,636	626,856
Series 5182, Class M, 2.500%, 05/25/2049	423,252	381,876
Series 5184, Class AB, 2.500%, 05/25/2048	309,538	282,664
Series 5201, Class CA, 2.500%, 07/25/2048	603,902	554,683
Series 5201, Class MN, 3.000%, 04/25/2048	320,673	303,734
Series 5202, Class BH, 2.000%, 12/25/2047	327,316	302,300
Series 5202, Class KA, 2.500%, 06/25/2049	467,192	420,911
Series 5202, Class LA, 2.500%, 05/25/2049	641,631	571,863
Series 5202, Class MB, 3.000%, 11/25/2048	818,244	756,911
Series 5202, Class TA, 2.500%, 12/25/2048	940,554	871,631
Series 5206, Class CA, 3.000%, 02/25/2047	364,955	338,858
Series 5206, Class CD, 3.500%, 05/25/2049	620,571	585,414
Series 5207, Class PA, 3.000%, 06/25/2051	673,836	608,893
Series 5209, Class EA, 3.000%, 08/25/2050	513,462	475,630
Series 5209, Class EJ, 3.000%, 08/25/2050	513,462	475,630
Series 5210, Class DC, 3.000%, 09/25/2051	480,587	451,353

39

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 5214, Class BY, 3.000%, 04/25/2052	$496,000	$419,651
Series 5217, Class CD, 2.500%, 07/25/2049	512,256	480,403
Series 5220, Class QK, 3.500%, 09/25/2050	985,838	947,367
Series 5228, Class TN, 3.500%, 07/25/2039	341,165	330,281
Series 5335, Class FB (30 day Average SOFR + 0.814%), 6.157%, 10/15/2039 (A)	825,448	828,585
Series 5338, Class FH (30 day Average SOFR + 0.414%), 5.757%, 04/15/2045 (A)	835,032	821,845
Series 5386, Class DM, 2.000%, 03/25/2044	544,000	404,333
Series 5396, Class HF (30 day Average SOFR + 0.950%), 6.230%, 04/25/2054 (A)	1,187,363	1,191,746
Series 5399, Class FB (30 day Average SOFR + 0.900%), 6.180%, 04/25/2054 (A)	672,347	671,978
Series 5410, Class JY, 3.000%, 03/15/2044	484,000	425,379
Series 5452, Class KY, 3.000%, 03/15/2044	519,000	462,005
Federal National Mortgage Association
Series 2010-107, Class FB (30 day Average SOFR + 0.524%), 5.805%, 09/25/2040 (A)	196,264	195,581
Series 2011-111, Class DB, 4.000%, 11/25/2041	418,364	409,326
Series 2011-117, Class AF (30 day Average SOFR + 0.564%), 5.845%, 11/25/2041 (A)	174,274	173,691
Series 2011-117, Class FA (30 day Average SOFR + 0.564%), 5.845%, 11/25/2041 (A)	398,326	397,062
Series 2011-127, Class FC (30 day Average SOFR + 0.564%), 5.845%, 12/25/2041 (A)	183,670	183,207
Series 2011-142, Class EF (30 day Average SOFR + 0.614%), 5.895%, 01/25/2042 (A)	207,936	207,915
Series 2012-106, Class FA (30 day Average SOFR + 0.454%), 5.735%, 10/25/2042 (A)	169,291	167,474
Series 2012-12, Class FA (30 day Average SOFR + 0.614%), 5.895%, 02/25/2042 (A)	181,090	181,056
Series 2012-133, Class JF (30 day Average SOFR + 0.464%), 5.745%, 12/25/2042 (A)	333,900	329,246
Series 2012-151, Class NX, 1.500%, 01/25/2043	285,851	246,223
Series 2012-35, Class FL (30 day Average SOFR + 0.614%), 5.895%, 04/25/2042 (A)	148,651	148,610
Series 2012-47, Class JF (30 day Average SOFR + 0.614%), 5.895%, 05/25/2042 (A)	244,905	243,485
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2012-9, Class FA (30 day Average SOFR + 0.614%), 5.895%, 02/25/2042 (A)	$139,168	$139,127
Series 2012-9, Class WF (30 day Average SOFR + 0.614%), 5.895%, 02/25/2042 (A)	143,021	142,940
Series 2013-11, Class AP, 1.500%, 01/25/2043	865,235	798,010
Series 2013-15, Class FA (30 day Average SOFR + 0.464%), 5.745%, 03/25/2043 (A)	403,341	397,748
Series 2013-43, Class BP, 1.750%, 05/25/2043	335,994	291,072
Series 2013-49, Class AP, 1.750%, 05/25/2043	206,577	175,466
Series 2014-17, Class DY, 3.500%, 04/25/2044	526,000	487,848
Series 2014-25, Class EL, 3.000%, 05/25/2044	389,339	363,147
Series 2015-26, Class GF (30 day Average SOFR + 0.414%), 5.695%, 05/25/2045 (A)	587,815	578,695
Series 2015-32, Class FA (30 day Average SOFR + 0.414%), 5.695%, 05/25/2045 (A)	364,001	357,923
Series 2015-48, Class FB (30 day Average SOFR + 0.414%), 5.695%, 07/25/2045 (A)	441,670	434,482
Series 2015-72, Class GL, 3.000%, 10/25/2045	249,000	219,701
Series 2015-8, Class AP, 2.000%, 03/25/2045	691,814	623,029
Series 2015-84, Class PA, 1.700%, 08/25/2033	499,534	470,166
Series 2016-11, Class CF (30 day Average SOFR + 0.464%), 5.745%, 03/25/2046 (A)	192,243	190,206
Series 2016-11, Class FG (30 day Average SOFR + 0.464%), 5.745%, 03/25/2046 (A)	263,211	260,685
Series 2016-19, Class FD (30 day Average SOFR + 0.514%), 5.795%, 04/25/2046 (A)	1,226,741	1,218,172
Series 2016-22, Class FA (30 day Average SOFR + 0.514%), 5.795%, 04/25/2046 (A)	497,399	492,837
Series 2016-22, Class FG (30 day Average SOFR + 0.514%), 5.795%, 04/25/2046 (A)	428,063	423,994
Series 2016-3, Class PL, 2.500%, 02/25/2046	2,603,008	2,266,562
Series 2016-45, Class PB, 3.000%, 07/25/2046	292,000	232,512
Series 2016-48, Class MA, 2.000%, 06/25/2038	1,079,068	1,009,637
Series 2016-57, Class PC, 1.750%, 06/25/2046	2,286,409	1,965,786
Series 2016-69, Class BF (30 day Average SOFR + 0.514%), 5.795%, 10/25/2046 (A)	400,528	397,465

40

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2016-75, Class FE (30 day Average SOFR + 0.514%), 5.795%, 10/25/2046 (A)	$311,762	$309,492
Series 2016-78, Class FA (30 day Average SOFR + 0.514%), 5.795%, 03/25/2044 (A)	203,590	201,819
Series 2016-79, Class FH (30 day Average SOFR + 0.514%), 5.795%, 11/25/2046 (A)	310,399	308,135
Series 2016-82, Class FE (30 day Average SOFR + 0.514%), 5.795%, 11/25/2046 (A)	703,234	698,457
Series 2016-82, Class FH (30 day Average SOFR + 0.514%), 5.795%, 11/25/2046 (A)	635,551	629,958
Series 2016-84, Class FB (30 day Average SOFR + 0.514%), 5.795%, 11/25/2046 (A)	304,289	301,520
Series 2016-86, Class FE (30 day Average SOFR + 0.514%), 5.795%, 11/25/2046 (A)	775,857	768,688
Series 2016-88, Class CF (30 day Average SOFR + 0.564%), 5.845%, 12/25/2046 (A)	538,175	534,656
Series 2016-91, Class AF (30 day Average SOFR + 0.514%), 5.795%, 12/25/2046 (A)	291,176	289,316
Series 2017-12, Class FD (30 day Average SOFR + 0.514%), 5.795%, 03/25/2047 (A)	326,199	323,693
Series 2017-13, Class PA, 3.000%, 08/25/2046	453,215	424,826
Series 2017-23, Class FA (30 day Average SOFR + 0.514%), 5.795%, 04/25/2047 (A)	347,598	344,674
Series 2017-24, Class PG, 2.625%, 04/25/2047	1,097,850	972,553
Series 2017-26, Class FA (30 day Average SOFR + 0.464%), 5.745%, 04/25/2047 (A)	838,481	831,400
Series 2017-79, Class FB (30 day Average SOFR + 0.364%), 5.645%, 10/25/2047 (A)	654,129	648,035
Series 2017-9, Class BF (30 day Average SOFR + 0.514%), 5.795%, 03/25/2047 (A)	371,193	368,385
Series 2017-9, Class DF (30 day Average SOFR + 0.514%), 5.795%, 03/25/2047 (A)	271,823	269,790
Series 2017-96, Class FB (30 day Average SOFR + 0.414%), 5.695%, 12/25/2047 (A)	498,300	492,461
Series 2018-14, Class KC, 3.000%, 03/25/2048	727,680	699,275
Series 2018-36, Class FD (30 day Average SOFR + 0.364%), 5.645%, 06/25/2048 (A)	686,105	678,701
Series 2018-38, Class MA, 3.300%, 06/25/2048	566,845	543,235
Series 2018-45, Class TM, 3.000%, 06/25/2048	441,070	405,722
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2018-55, Class GA, 3.375%, 08/25/2048	$433,160	$414,737
Series 2018-64, Class A, 3.000%, 09/25/2048	390,487	348,385
Series 2018-8, Class KL, 2.500%, 03/25/2047	398,372	360,890
Series 2018-85, Class EA, 3.500%, 12/25/2048	314,064	307,592
Series 2019-13, Class PE, 3.000%, 03/25/2049	266,910	246,422
Series 2019-15, Class FA (30 day Average SOFR + 0.614%), 5.895%, 04/25/2049 (A)	227,527	224,800
Series 2019-25, Class PA, 3.000%, 05/25/2048	707,150	662,403
Series 2019-41, Class FG (30 day Average SOFR + 0.614%), 5.895%, 08/25/2059 (A)	551,680	546,869
Series 2019-43, Class FC (30 day Average SOFR + 0.514%), 5.795%, 08/25/2049 (A)	435,406	430,310
Series 2019-67, Class FB (30 day Average SOFR + 0.564%), 5.845%, 11/25/2049 (A)	232,963	230,537
Series 2019-81, Class LH, 3.000%, 12/25/2049	316,621	287,733
Series 2020-37, Class DA, 1.500%, 06/25/2050	230,112	207,008
Series 2020-45, Class JL, 3.000%, 07/25/2040	795,357	744,713
Series 2020-48, Class AB, 2.000%, 07/25/2050	357,358	310,781
Series 2020-48, Class DA, 2.000%, 07/25/2050	1,106,381	947,921
Series 2020-57, Class LJ, 2.000%, 08/25/2050	3,350,000	2,494,727
Series 2020-59, Class NC, 3.000%, 08/25/2040	476,999	444,693
Series 2020-70, Class AD, 1.500%, 10/25/2050	1,353,779	1,100,809
Series 2021-22, Class MN, 2.750%, 10/25/2050	549,273	500,322
Series 2021-27, Class EC, 1.500%, 05/25/2051	1,546,909	1,270,189
Series 2021-33, Class AV, 2.500%, 03/25/2048	229,427	175,806
Series 2021-40, Class DW, 2.000%, 06/25/2041	109,568	96,827
Series 2021-42, Class AC, 2.000%, 02/25/2051	430,635	377,161
Series 2021-42, Class DC, 2.000%, 11/25/2050	1,045,579	906,692
Series 2021-73, Class DJ, 2.000%, 03/25/2049	594,159	513,104
Series 2021-76, Class KB, 1.250%, 11/25/2051	251,169	212,667
Series 2021-78, Class ND, 1.500%, 11/25/2051	837,815	693,125
Series 2021-86, Class MA, 2.500%, 11/25/2047	902,074	824,051
Series 2021-91, Class AB, 2.500%, 09/25/2049	536,195	477,979

41

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2021-95, Class CP, 1.500%, 08/25/2051	$256,223	$216,731
Series 2022-11, Class D, 3.000%, 01/25/2050	590,513	549,346
Series 2022-18, Class DL, 3.250%, 07/25/2046	750,421	706,741
Series 2022-3, Class N, 2.000%, 10/25/2047	1,494,463	1,324,413
Series 2022-4, Class MH, 3.000%, 09/25/2048	607,457	569,794
Series 2022-49, Class NQ, 3.000%, 02/25/2052	292,000	262,470
Series 2022-62, Class KA, 3.250%, 09/25/2052	331,204	312,798
Series 2022-89, Class AY, 3.000%, 02/25/2048	623,000	539,762
Series 2022-9, Class DJ, 3.250%, 03/25/2049	424,800	400,195
Series 2023-14, Class EJ, 2.750%, 04/25/2049	522,327	483,889
Series 2023-37, Class FH (30 day Average SOFR + 0.514%), 5.795%, 01/25/2050 (A)	901,234	890,817
Series 2023-38, Class FC (30 day Average SOFR + 0.664%), 5.945%, 06/25/2040 (A)	574,900	573,577
Series 2024-26, Class KY, 3.000%, 12/25/2043	480,000	420,794
Series 2024-64, Class KY, 3.000%, 12/25/2043	303,000	268,467
Series 414, Class A35, 3.500%, 10/25/2042	914,813	879,491
Government National Mortgage Association
Series 2010-163, Class NC, 4.000%, 12/20/2040	448,794	447,318
Series 2013-152, Class HA, 2.500%, 06/20/2043	489,632	453,823
Series 2014-133, Class BP, 2.250%, 09/20/2044	370,852	334,812
Series 2014-146, Class QA, 2.250%, 10/20/2044	114,954	104,904
Series 2014-149, Class KP, 2.250%, 07/16/2044	319,211	293,543
Series 2014-181, Class L, 3.000%, 12/20/2044	334,000	303,901
Series 2015-144, Class CA, 2.500%, 10/20/2045	520,410	463,915
Series 2016-136, Class A, 3.000%, 07/20/2044	280,978	255,187
Series 2016-93, Class AB, 1.750%, 07/20/2044	606,697	500,237
Series 2017-139, Class GA, 3.000%, 09/20/2047	1,183,826	1,083,293
Series 2017-167, Class BQ, 2.500%, 08/20/2044	382,922	357,084
Series 2018-65, Class DC, 3.500%, 05/20/2048	410,000	380,509
Series 2020-133, Class GA, 1.000%, 09/20/2050	612,904	526,749
Series 2020-138, Class LE, 1.500%, 09/20/2050	1,397,470	1,140,409
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2021-135, Class A, 2.000%, 08/20/2051	$367,566	$308,721
Series 2021-160, Class NE, 2.000%, 09/20/2051	2,833,871	2,430,690
Series 2021-215, Class GA, 2.000%, 12/20/2051	2,489,912	2,175,719
Series 2021-227, Class E, 2.500%, 07/20/2050	2,218,165	1,961,440
Series 2021-24, Class BC, 1.250%, 02/20/2051	853,644	672,173
Series 2021-27, Class BD, 5.000%, 02/20/2051	455,905	461,661
Series 2021-27, Class CW, 5.001%, 02/20/2051 (F)	583,603	590,994
Series 2021-27, Class NT, 5.000%, 02/20/2051	465,941	467,171
Series 2021-27, Class Q, 5.000%, 02/20/2051	410,733	415,920
Series 2021-8, Class CY, 5.000%, 01/20/2051	396,866	401,805
Series 2021-89, Class LK, 2.000%, 05/20/2051	878,703	759,821
Series 2021-97, Class QK, 2.000%, 06/20/2051	2,138,559	1,810,709
Series 2022-107, Class C, 2.500%, 06/20/2051	1,908,333	1,642,210
Series 2022-153, Class KA, 4.000%, 12/20/2049	505,237	497,538
Series 2022-189, Class AL, 3.000%, 07/20/2051	395,000	329,248
Series 2022-197, Class LF (30 day Average SOFR + 0.700%), 6.045%, 11/20/2052 (A)	1,782,042	1,768,698
Series 2022-205, Class A, 2.000%, 09/20/2051	706,496	578,522
Series 2022-24, Class AH, 2.500%, 02/20/2052	112,875	99,296
Series 2022-31, Class GH, 2.500%, 12/20/2049	1,189,262	1,077,643
Series 2022-34, Class DN, 3.500%, 09/20/2041	962,274	910,914
Series 2022-5, Class BA, 2.000%, 10/20/2049	2,325,904	2,031,883
Series 2022-50, Class CA, 3.000%, 03/20/2052	1,674,883	1,516,105
Series 2022-66, Class CG, 3.500%, 04/20/2052	1,054,606	1,011,651
Series 2022-78, Class HW, 2.500%, 04/20/2052	349,000	278,975
Series 2022-84, Class A, 2.500%, 01/20/2052	574,265	491,544
Series 2022-9, Class GA, 2.000%, 01/20/2052	430,500	364,648
Series 2023-196, Class E, 3.000%, 09/20/2048	685,092	649,539
Series 2023-81, Class YJ, 3.500%, 06/20/2053	2,042,000	1,804,207
Series 2024-110, Class JC, 3.000%, 09/20/2047	2,711,418	2,584,969
Series 2024-4, Class JA, 3.000%, 04/20/2045	2,208,075	2,127,314

42

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2024-45, Class BD, 2.000%, 03/20/2054	$382,958	$349,274
		137,530,179
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $152,356,433)		$151,819,305
ASSET BACKED SECURITIES – 8.8%
Ally Auto Receivables Trust
Series 2022-3, Class A4 5.070%, 10/16/2028	331,000	334,433
Series 2024-2, Class A3 4.140%, 07/16/2029	1,033,000	1,032,722
Series 2024-2, Class A4 4.140%, 10/15/2030	402,000	401,356
American Express Credit Account Master Trust
Series 2023-4, Class A 5.150%, 09/15/2030	360,000	374,762
Series 2024-2, Class A 5.240%, 04/15/2031	3,171,000	3,330,248
AmeriCredit Automobile Receivables Trust
Series 2022-2, Class A3 4.380%, 04/18/2028	441,102	440,099
Series 2023-1, Class A3 5.620%, 11/18/2027	295,000	298,320
Series 2023-2, Class A3 5.810%, 05/18/2028	599,000	610,324
BA Credit Card Trust
Series 2023-A2, Class A2 4.980%, 11/15/2028	2,288,000	2,334,104
Series 2024-A1, Class A 4.930%, 05/15/2029	1,712,000	1,751,736
Chase Auto Owner Trust Series 2022-AA, Class A4 3.990%, 03/27/2028 (D)	416,000	413,666
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month CME Term SOFR + 1.764%) 6.619%, 11/26/2046 (A)(D)	222,129	222,157
Series 2018-A, Class A2 4.130%, 12/26/2047 (D)	170,245	163,713
Series 2019-A, Class A2 3.280%, 12/28/2048 (D)	303,230	285,397
Discover Card Execution Note Trust
Series 2023-A1, Class A 4.310%, 03/15/2028	868,000	869,529
Series 2023-A2, Class A 4.930%, 06/15/2028	2,632,000	2,664,964
Ford Credit Auto Lease Trust Series 2024-A, Class A4 5.050%, 06/15/2027	303,000	306,581
Ford Credit Auto Owner Trust
Series 2022-D, Class A4 5.300%, 03/15/2028	299,000	304,587
Series 2023-A, Class A3 4.650%, 02/15/2028	1,281,000	1,284,158
Series 2024-1, Class A (4.870% to 2-15-29, then 9.730% thereafter) 4.870%, 08/15/2036 (D)	562,000	573,815
Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
GM Financial Automobile Leasing Trust
Series 2023-2, Class A4 5.090%, 05/20/2027	$416,000	$418,464
Series 2023-3, Class A4 5.440%, 08/20/2027	264,000	267,575
GM Financial Consumer Automobile Receivables Trust Series 2022-4, Class A3 4.820%, 08/16/2027	476,245	476,908
GM Financial Revolving Receivables Trust
Series 2024-1, Class A 4.980%, 12/11/2036 (D)	434,000	445,557
Series 2024-2, Class A 4.520%, 03/11/2037 (D)	724,000	730,176
Honda Auto Receivables Owner Trust
Series 2024-2, Class A3 5.270%, 11/20/2028	1,260,000	1,287,585
Series 2024-3, Class A3 4.570%, 03/21/2029	1,651,000	1,666,947
Series 2024-3, Class A4 4.510%, 11/21/2030	330,000	333,703
Hyundai Auto Lease Securitization Trust
Series 2023-B, Class A4 5.170%, 04/15/2027 (D)	661,000	664,535
Series 2023-C, Class A4 5.840%, 09/15/2027 (D)	447,000	455,556
Series 2024-C, Class A3 4.620%, 04/17/2028 (D)	1,361,000	1,375,015
Series 2024-C, Class A4 4.650%, 09/15/2028 (D)	681,000	686,527
Hyundai Auto Receivables Trust
Series 2021-C, Class A4 1.030%, 12/15/2027	549,000	533,553
Series 2022-A, Class A3 2.220%, 10/15/2026	473,576	468,365
Series 2022-A, Class A4 2.350%, 04/17/2028	341,000	332,615
Series 2023-A, Class A4 4.480%, 07/17/2028	599,000	601,111
Series 2023-B, Class A3 5.480%, 04/17/2028	338,000	343,133
Mercedes-Benz Auto Receivables Trust Series 2022-1, Class A4 5.250%, 02/15/2029	693,000	706,565
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month CME Term SOFR + 1.714%) 6.811%, 10/15/2031 (A)(D)	123,439	123,728
Series 2016-AA, Class A2B (1 month CME Term SOFR + 2.264%) 7.361%, 12/15/2045 (A)(D)	102,556	103,144
Navient Private Education Refi Loan Trust
Series 2018-DA, Class A2A 4.000%, 12/15/2059 (D)	355,206	351,250
Series 2019-CA, Class A2 3.130%, 02/15/2068 (D)	273,900	267,835
Series 2019-D, Class A2A 3.010%, 12/15/2059 (D)	774,081	752,414
Series 2019-FA, Class A2 2.600%, 08/15/2068 (D)	419,658	402,182
Series 2020-EA, Class A 1.690%, 05/15/2069 (D)	73,948	68,818
Series 2020-GA, Class A 1.170%, 09/16/2069 (D)	297,390	275,653

43

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust (continued)
Series 2021-BA, Class A 0.940%, 07/15/2069 (D)	$183,776	$166,207
Series 2021-CA, Class A 1.060%, 10/15/2069 (D)	771,178	694,884
Series 2021-EA, Class A 0.970%, 12/16/2069 (D)	1,077,752	952,853
Series 2021-FA, Class A 1.110%, 02/18/2070 (D)	684,347	608,982
Series 2021-GA, Class A 1.580%, 04/15/2070 (D)	170,682	152,823
Series 2022-A, Class A 2.230%, 07/15/2070 (D)	1,687,908	1,541,270
Navient Student Loan Trust Series 2021-3A, Class A1A 1.770%, 08/25/2070 (D)	667,804	603,216
Nelnet Student Loan Trust
Series 2004-3, Class A5 (90 day Average SOFR + 0.442%) 5.801%, 10/27/2036 (A)	366,803	364,630
Series 2004-4, Class A5 (90 day Average SOFR + 0.422%) 5.781%, 01/25/2037 (A)	254,377	253,180
Series 2005-1, Class A5 (90 day Average SOFR + 0.372%) 5.731%, 10/25/2033 (A)	1,208,708	1,197,049
Series 2005-2, Class A5 (90 day Average SOFR + 0.362%) 5.733%, 03/23/2037 (A)	1,103,503	1,093,820
Series 2005-3, Class A5 (90 day Average SOFR + 0.382%) 5.753%, 12/24/2035 (A)	734,259	728,033
Series 2005-4, Class A4 (90 day Average SOFR + 0.442%) 5.813%, 03/22/2032 (A)	211,997	204,888
Nissan Auto Lease Trust Series 2023-B, Class A4 5.610%, 11/15/2027	585,000	591,633
Nissan Auto Receivables Owner Trust
Series 2022-B, Class A4 4.450%, 11/15/2029	415,000	416,552
Series 2024-A, Class A3 5.280%, 12/15/2028	1,350,000	1,378,940
PenFed Auto Receivables Owner Trust
Series 2022-A, Class A3 3.960%, 04/15/2026 (D)	173,471	173,141
Series 2022-A, Class A4 4.180%, 12/15/2028 (D)	302,000	300,621
Santander Drive Auto Receivables Trust
Series 2022-4, Class A3 4.140%, 02/16/2027	107,800	107,703
Series 2022-6, Class A3 4.490%, 11/16/2026	96,549	96,518
Series 2022-7, Class A3 5.750%, 04/15/2027	171,869	172,101
Series 2024-3, Class A3 5.630%, 01/16/2029	665,000	676,133
Series 2024-4, Class A3 4.850%, 01/16/2029	640,000	643,600
SBNA Auto Lease Trust
Series 2024-A, Class A3 5.390%, 11/20/2026 (D)	604,000	609,220
Series 2024-A, Class A4 5.240%, 01/22/2029 (D)	827,000	837,406
Series 2024-C, Class A3 4.560%, 02/22/2028 (D)	576,000	577,209
Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SBNA Auto Lease Trust (continued)
Series 2024-C, Class A4 4.420%, 03/20/2029 (D)	$389,000	$389,788
SBNA Auto Receivables Trust
Series 2024-A, Class A3 5.320%, 12/15/2028 (D)	408,000	412,107
Series 2024-A, Class A4 5.210%, 04/16/2029 (D)	175,000	178,181
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3 4.950%, 05/21/2029 (D)	904,000	913,818
Series 2024-1A, Class A4 4.940%, 01/21/2031 (D)	153,000	155,551
Series 2024-2A, Class A3 5.330%, 11/20/2029 (D)	570,000	583,471
SMB Private Education Loan Trust
Series 2016-B, Class A2A 2.430%, 02/17/2032 (D)	12,498	12,392
Series 2016-C, Class A2B (1 month CME Term SOFR + 1.214%) 6.311%, 09/15/2034 (A)(D)	30,626	30,642
Series 2021-A, Class APT1 1.070%, 01/15/2053 (D)	961,384	865,040
Series 2024-D, Class A1A 5.380%, 07/15/2053 (D)	293,113	300,767
SoFi Professional Loan Program LLC
Series 2017-D, Class A2FX 2.650%, 09/25/2040 (D)	11,586	11,359
Series 2020-C, Class AFX 1.950%, 02/15/2046 (D)	61,042	57,222
Series 2021-B, Class AFX 1.140%, 02/15/2047 (D)	547,996	482,075
Synchrony Card Funding LLC
Series 2023-A1, Class A 5.540%, 07/15/2029	1,412,000	1,441,811
Series 2024-A2, Class A 4.930%, 07/15/2030	213,000	217,229
T-Mobile US Trust
Series 2022-1A, Class A 4.910%, 05/22/2028 (D)	656,000	656,306
Series 2024-1A, Class A 5.050%, 09/20/2029 (D)	907,000	920,174
Toyota Auto Loan Extended Note Trust Series 2024-1A, Class A 5.160%, 11/25/2036 (D)	722,000	750,673
Toyota Auto Receivables Owner Trust
Series 2022-D, Class A4 5.430%, 04/17/2028	378,000	387,531
Series 2023-B, Class A3 4.710%, 02/15/2028	772,000	775,991
Series 2023-C, Class A3 5.160%, 04/17/2028	928,000	939,307
Verizon Master Trust
Series 2022-4, Class A (3.400% to 6-20-25, then 4.150% thereafter) 3.400%, 11/20/2028	857,000	850,513
Series 2022-6, Class A (3.670% to 7-20-25, then 4.420% thereafter) 3.670%, 01/22/2029	414,000	411,342
Series 2023-1, Class A (4.490% to 1-20-26, then 5.240% thereafter) 4.490%, 01/22/2029	1,174,000	1,177,144
Series 2023-2, Class A 4.890%, 04/13/2028	432,000	432,373
Series 2023-4, Class A1A 5.160%, 06/20/2029	1,984,000	2,014,381

44

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Verizon Master Trust (continued)
Series 2024-1, Class A1A 5.000%, 12/20/2028	$1,376,000	$1,386,313
Series 2024-5, Class A 5.000%, 06/21/2032 (D)	394,000	406,991
Series 2024-6, Class A1A 4.170%, 08/20/2030	1,339,000	1,340,863
Series 2024-7, Class A 4.350%, 08/20/2032 (D)	1,487,000	1,491,494
Volkswagen Auto Loan Enhanced Trust Series 2023-1, Class A3 5.020%, 06/20/2028	853,000	861,929
WF Card Issuance Trust Series 2024-A1, Class A 4.940%, 02/15/2029	1,726,000	1,762,234
World Financial Network Credit Card Master Trust
Series 2024-A, Class A 5.470%, 02/15/2031	202,000	207,817
Series 2024-B, Class A 4.620%, 05/15/2031	578,000	583,185
World Omni Select Auto Trust Series 2023-A, Class A2A 5.920%, 03/15/2027	213,263	213,713
TOTAL ASSET BACKED SECURITIES (Cost $70,958,647)		$70,899,924
SHORT-TERM INVESTMENTS – 3.8%
Short-term funds – 3.8%
John Hancock Collateral Trust, 4.8110% (G)(H)	90,682	907,057
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.9290% (G)	29,769,883	29,769,883
TOTAL SHORT-TERM INVESTMENTS (Cost $30,676,901)		$30,676,940
Total Investments (Core Bond Trust) (Cost $851,482,175) – 105.5%		$854,363,417
Other assets and liabilities, net – (5.5%)		(44,401,433)
TOTAL NET ASSETS – 100.0%		$809,961,984
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IBOR	Interbank Offered Rate
ICE	Intercontinental Exchange
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	All or a portion of this security is on loan as of 9-30-24. The value of securities on loan amounted to $887,500.
Core Bond Trust (continued)
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	The rate shown is the annualized seven-day yield as of 9-30-24.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Disciplined Value Emerging Markets Equity Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 95.8%
Austria - 1.4%
Erste Group Bank AG	59,152	$3,241,447
Brazil - 10.4%
Atacadao SA (A)	946,100	1,606,444
BRF SA (A)	722,200	3,135,274
Cury Construtora e Incorporadora SA	149,200	612,389
Embraer SA (A)	260,400	2,292,965
Hypera SA	337,200	1,623,576
Itau Unibanco Holding SA, ADR	506,878	3,370,739
JBS SA	230,600	1,338,891
Lojas Renner SA	1,221,900	4,050,795
Marfrig Global Foods SA (A)	288,100	721,347
Minerva SA (A)	874,000	1,017,156
Rede D'Or Sao Luiz SA (B)	492,800	2,797,934
TIM SA	537,800	1,849,036
		24,416,546
Chile - 0.3%
Cencosud SA	367,855	742,537
China - 33.7%
AAC Technologies Holdings, Inc.	296,500	1,208,808
Alibaba Group Holding, Ltd.	847,600	11,263,578
Angel Yeast Company, Ltd., Class A	391,000	2,013,881
Central China Management Company, Ltd. (C)	113,732	1,448
Chervon Holdings, Ltd.	157,500	458,422
China Dili Group (A)(C)	190,600	11,327
China Feihe, Ltd. (B)	1,015,000	761,877
China Huiyuan Juice Group, Ltd. (A)(C)	212,500	0
China Taifeng Beddings Holdings, Ltd. (A)(C)	204,000	0
China Zhongwang Holdings, Ltd. (A)(C)	196,800	0
Chongqing Baiya Sanitary Products Company, Ltd., Class A	381,000	1,439,435
Contemporary Amperex Technology Company, Ltd., Class A	41,704	1,465,647
CT Environmental Group, Ltd. (A)(C)	164,000	0
GDS Holdings, Ltd., ADR (A)(D)	110,349	2,251,120
Ginlong Technologies Company, Ltd., Class A	330,700	3,876,288
Goldwind Science & Technology Company, Ltd., H Shares	923,600	691,966
Hang Zhou Great Star Industrial Company, Ltd., Class A	676,221	2,990,662
Hangzhou Chang Chuan Technology Company, Ltd., Class A	96,900	517,751
Hongda Xingye Company, Ltd., Class A (A)(C)	28,900	2,389
Hongfa Technology Company, Ltd., Class A	501,836	2,301,783
Hoymiles Power Electronics, Inc., Class A	150,224	3,519,343
JD.com, Inc., ADR	202,073	8,082,920
Jiangsu Jiejie Microelectronics Company, Ltd., Class A	670,600	2,397,717

45

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Disciplined Value Emerging Markets Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Ningbo Deye Technology Company, Ltd., Class A	99,621	$1,430,873
Pharmaron Beijing Company, Ltd., H Shares (B)	540,600	1,023,821
Quectel Wireless Solutions Company, Ltd., Class A	150,300	1,029,349
Qunxing Paper Holdings Company, Ltd. (A)(C)	634,371	0
Redco Properties Group, Ltd. (A)(B)(C)	96,000	10,676
Shenzhen Topband Company, Ltd., Class A	1,171,100	1,871,921
Silergy Corp.	89,000	1,310,704
STO Express Company, Ltd., Class A	1,028,600	1,677,005
Sunny Optical Technology Group Company, Ltd.	113,700	822,666
Sunwoda Electronic Company, Ltd., Class A	661,000	2,046,469
Tencent Holdings, Ltd.	158,700	8,824,500
Tenwow International Holdings, Ltd. (A)(C)	121,000	0
Tingyi Cayman Islands Holding Corp.	812,000	1,164,943
WuXi AppTec Company, Ltd., Class A	195,700	1,440,036
WuXi AppTec Company, Ltd., H Shares (B)	227,600	1,572,827
Wuxi NCE Power Company, Ltd., Class A	442,437	2,154,708
Yunnan Yuntianhua Company, Ltd., Class A	1,110,900	3,555,380
Zhejiang Glass Company, Ltd., H Shares (A)(C)	162,000	0
Zhejiang Jingxin Pharmaceutical Company, Ltd., Class A	852,800	1,539,001
Zhejiang NHU Company, Ltd., Class A	750,032	2,392,232
		79,123,473
Greece - 0.7%
Hellenic Telecommunications Organization SA	89,163	1,538,558
Hong Kong - 4.4%
Anxin-China Holdings, Ltd. (A)(C)	1,648,000	0
CECEP COSTIN New Materials Group, Ltd. (A)(C)	348,000	0
China Fiber Optic Network System Group, Ltd. (A)(C)	150,800	0
China Longevity Group Company, Ltd. (A)(C)	93,000	4,917
China Lumena New Materials Corp. (A)(C)	50,900	0
Geely Automobile Holdings, Ltd.	1,282,000	1,966,587
Hua Han Health Industry Holdings, Ltd. (A)(C)	880,000	0
Mingyuan Medicare Development Company, Ltd. (A)(C)	1,300,000	0
Sino Biopharmaceutical, Ltd.	4,414,000	2,082,466
Techtronic Industries Company, Ltd.	286,000	4,269,529
WH Group, Ltd. (B)	2,539,500	2,000,108
		10,323,607
Hungary - 0.5%
Richter Gedeon NYRT	36,662	1,129,429
India - 5.0%
Adani Wilmar, Ltd. (A)	397,972	1,650,232
Bajaj Auto, Ltd.	5,775	850,828
Bandhan Bank, Ltd. (B)	1,623,597	3,848,677
Chambal Fertilisers & Chemicals, Ltd.	221,635	1,400,630
Disciplined Value Emerging Markets Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Chennai Super Kings Cricket, Ltd. (A)(C)	207,315	$5,566
Natco Pharma, Ltd.	41,263	702,736
UPL, Ltd.	222,292	1,621,278
Zydus Lifesciences, Ltd.	135,222	1,728,321
		11,808,268
Indonesia - 0.3%
Bakrie Telecom Tbk PT (A)(C)	17,557,300	0
Kalbe Farma Tbk PT	5,434,900	618,446
Paninvest Tbk PT (A)	43,400	2,849
Sri Rejeki Isman Tbk PT (A)(C)	1,260,900	12,159
Suryainti Permata Tbk PT (A)(C)	1,446,000	0
Truba Alam Manunggal Engineering PT (A)(C)	11,991,500	0
Waskita Karya Persero Tbk PT (A)(C)	596,656	4,776
		638,230
Israel - 0.9%
ICL Group, Ltd.	214,176	911,613
Teva Pharmaceutical Industries, Ltd., ADR (A)	61,887	1,115,204
		2,026,817
Jordan - 0.5%
Hikma Pharmaceuticals PLC	50,922	1,303,078
Luxembourg - 0.3%
Millicom International Cellular SA, SDR (A)	23,236	631,313
Malaysia - 2.7%
AMMB Holdings BHD	741,300	899,342
CIMB Group Holdings BHD	1,249,900	2,445,851
IHH Healthcare BHD	918,700	1,591,955
RHB Bank BHD	906,700	1,358,865
		6,296,013
Mexico - 6.2%
Alpek SAB de CV (D)	743,700	481,951
America Movil SAB de CV (A)	7,577,400	6,222,781
Coca-Cola Femsa SAB de CV, ADR	15,630	1,386,694
Fibra Uno Administracion SA de CV	486,600	566,670
Genomma Lab Internacional SAB de CV, Class B	567,000	652,237
Gruma SAB de CV, Class B	34,955	647,724
Grupo Bimbo SAB de CV, Series A	137,700	473,523
Grupo Comercial Chedraui SA de CV	138,400	1,036,629
Grupo KUO SAB de CV, Series B	42,698	84,572
Kimberly-Clark de Mexico SAB de CV, Class A	725,200	1,174,905
Organizacion Soriana SAB de CV, Series B	178,000	281,148
Prologis Property Mexico SA de CV	462,900	1,513,535
		14,522,369
Netherlands - 0.4%
NEPI Rockcastle NV (A)	117,802	998,536
Philippines - 0.0%
Philtown Properties, Inc. (A)(C)	3,844	0
Phoenix Petroleum Philippines, Inc. (A)(C)	22,200	1,322
PNB Holdings Corp. (A)(C)	10,246	58
Top Frontier Investment Holdings, Inc. (A)	14,287	16,593
		17,973
Russia - 0.0%
Gazprom PJSC, ADR (A)(C)	196,506	0

46

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Disciplined Value Emerging Markets Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Russia (continued)
LUKOIL PJSC, ADR (A)(C)	16,379	$0
Rosneft Oil Company PJSC, GDR (London Stock Exchange) (A)(C)	1,686	0
RusHydro PJSC, ADR (A)(C)	52,278	0
VTB Bank PJSC, GDR (A)(C)	86,297	0
		0
Saudi Arabia - 1.2%
Al Rajhi Bank	118,310	2,757,013
Amlak International Finance Company (A)	585	2,099
		2,759,112
Singapore - 1.2%
DBS Group Holdings, Ltd.	36,800	1,089,807
Oversea-Chinese Banking Corp., Ltd.	149,300	1,747,703
		2,837,510
South Africa - 1.9%
Life Healthcare Group Holdings, Ltd.	263,528	244,029
Mr. Price Group, Ltd.	103,262	1,616,710
Standard Bank Group, Ltd.	125,767	1,761,231
Vodacom Group, Ltd.	142,442	904,156
		4,526,126
South Korea - 10.8%
Chorokbaem Media Company, Ltd. (A)(C)	1,145	4,728
Coway Company, Ltd.	15,710	792,858
Dahaam E-Tec Company, Ltd. (A)(C)	2,630	70,190
GS Engineering & Construction Corp. (A)	45,556	637,478
HD Hyundai Company, Ltd.	10,994	641,605
Hite Jinro Company, Ltd.	35,473	551,318
Hyundai Glovis Company, Ltd.	13,170	1,226,985
Hyundai Rotem Company, Ltd.	47,540	1,945,367
Jeil Savings Bank (A)(C)	1,820	0
KEPCO Plant Service & Engineering Company, Ltd.	18,209	585,197
Korea Investment Holdings Company, Ltd.	12,537	700,599
Korean Air Lines Company, Ltd.	112,473	1,929,242
Krafton, Inc. (A)	12,439	3,235,913
KT Corp.	60,940	1,865,137
KT Corp., ADR	56,834	874,107
LG Electronics, Inc.	9,501	756,520
NH Investment & Securities Company, Ltd.	64,112	656,271
Samsung E&A Company, Ltd. (A)	66,030	1,107,985
Samsung Electro-Mechanics Company, Ltd.	6,556	662,772
Samsung Fire & Marine Insurance Company, Ltd.	6,701	1,771,062
Samsung Securities Company, Ltd.	35,107	1,166,838
Shinhan Financial Group Company, Ltd.	39,354	1,669,104
SK Telecom Company, Ltd.	56,669	2,413,264
		25,264,540
Taiwan - 5.0%
Eva Airways Corp.	2,775,000	3,285,025
Largan Precision Company, Ltd.	9,000	721,456
Nien Made Enterprise Company, Ltd.	55,000	880,631
Prodisc Technology, Inc. (A)(C)	762,000	0
Taiwan Kolin Company, Ltd. (A)(C)	327,000	0
Taiwan Semiconductor Manufacturing Company, Ltd.	63,000	1,899,712
United Microelectronics Corp.	1,293,000	2,179,307
Disciplined Value Emerging Markets Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
United Microelectronics Corp., ADR (D)	264,192	$2,224,497
Walsin Technology Corp.	165,000	564,068
Wintek Corp. (A)(C)	543,000	0
		11,754,696
Thailand - 5.1%
Cal-Comp Electronics Thailand PCL	145,292	16,720
Charoen Pokphand Foods PCL, NVDR	2,416,600	1,791,584
Com7 PCL, NVDR	1,166,800	862,559
CP ALL PCL, NVDR	945,200	1,915,738
Kasikornbank PCL, NVDR	789,200	3,674,371
Krung Thai Bank PCL, NVDR	2,448,900	1,561,629
Polyplex Thailand PCL	14,000	5,853
Star Petroleum Refining PCL	100,000	21,894
Thai Beverage PCL	3,562,200	1,481,326
Thai Union Group PCL	1,457,500	659,710
		11,991,384
Turkey - 0.0%
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (A)(C)	54,846	0
Uzel Makina Sanayii AS (A)(C)	22,930	0
		0
United Arab Emirates - 1.5%
Abu Dhabi Commercial Bank PJSC	367,353	842,096
Abu Dhabi Islamic Bank PJSC	257,710	892,497
Emaar Properties PJSC	756,324	1,794,448
		3,529,041
United Kingdom - 0.4%
Pepco Group NV (A)(D)	190,073	1,014,105
United States - 1.0%
Cognizant Technology Solutions Corp., Class A	14,316	1,104,909
Diodes, Inc. (A)	9,520	610,137
The Mosaic Company	23,925	640,712
		2,355,758
TOTAL COMMON STOCKS (Cost $206,734,742)		$224,790,466
PREFERRED SECURITIES - 0.0%
India - 0.0%
Sundaram-Clayton, Ltd. (A)(C)	51	12
Philippines - 0.0%
Cebu Air, Inc., 6.000%	4,989	3,493
TOTAL PREFERRED SECURITIES (Cost $3,911)		$3,505
SHORT-TERM INVESTMENTS - 2.3%
Short-term funds - 2.3%
John Hancock Collateral Trust, 4.8110% (E)(F)	549,470	5,496,125
TOTAL SHORT-TERM INVESTMENTS (Cost $5,495,751)		$5,496,125
Total Investments (Disciplined Value Emerging Markets Equity Trust) (Cost $212,234,404) - 98.1%		$230,290,096
Other assets and liabilities, net - 1.9%		4,487,070
TOTAL NET ASSETS - 100.0%		$234,777,166
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
SDR	Swedish Depositary Receipt
(A)	Non-income producing security.

47

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Disciplined Value Emerging Markets Equity Trust (continued)
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	All or a portion of this security is on loan as of 9-30-24. The value of securities on loan amounted to $5,308,456.
(E)	The rate shown is the annualized seven-day yield as of 9-30-24.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Disciplined Value International Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 99.2%
Austria - 0.6%
ANDRITZ AG	24,877	$1,762,858
Belgium - 0.3%
Azelis Group NV	37,941	831,297
Bermuda - 3.6%
Everest Group, Ltd.	15,570	6,100,793
Hiscox, Ltd.	301,203	4,613,606
		10,714,399
Brazil - 0.7%
Banco do Brasil SA	401,900	2,005,184
Canada - 6.7%
Allied Gold Corp. (A)	455,987	1,085,643
Cenovus Energy, Inc.	298,325	4,989,546
Hammond Power Solutions, Inc.	3,897	407,262
Kinross Gold Corp.	641,135	6,006,270
MEG Energy Corp.	142,944	2,685,650
Teck Resources, Ltd., Class B	88,941	4,645,489
		19,819,860
China - 1.5%
Alibaba Group Holding, Ltd.	331,300	4,402,574
Finland - 2.5%
Fortum OYJ	269,014	4,426,714
Nordea Bank ABP	264,742	3,123,888
		7,550,602
France - 11.5%
Airbus SE	11,893	1,740,619
Alten SA	13,137	1,468,634
BNP Paribas SA	122,327	8,394,302
Bureau Veritas SA	63,867	2,118,894
Capgemini SE	22,811	4,924,917
Eiffage SA	32,664	3,154,227
Eurazeo SE	25,177	2,071,130
Rexel SA	70,652	2,047,972
SPIE SA	119,665	4,575,893
Vallourec SACA (A)	239,320	3,628,256
		34,124,844
Germany - 5.9%
Commerzbank AG	99,281	1,831,187
Evonik Industries AG	226,502	5,302,281
Infineon Technologies AG	139,623	4,901,883
Siemens AG	26,331	5,326,980
		17,362,331
Ireland - 1.1%
AIB Group PLC	575,805	3,298,397
Italy - 2.8%
Enel SpA	799,718	6,388,002
Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Iveco Group NV	198,882	$2,002,146
		8,390,148
Japan - 15.6%
Asahi Group Holdings, Ltd.	686,400	8,996,622
Fuji Electric Company, Ltd.	51,900	3,144,789
Honda Motor Company, Ltd.	290,500	3,101,478
Kansai Paint Company, Ltd.	213,200	3,808,188
Keisei Electric Railway Company, Ltd.	37,000	1,103,077
Kyowa Kirin Company, Ltd.	105,500	1,861,729
Mitsubishi Chemical Group Corp.	418,400	2,691,329
Mitsubishi Electric Corp.	265,800	4,311,528
Renesas Electronics Corp.	82,400	1,195,844
Sony Group Corp.	275,500	5,352,302
Sugi Holdings Company, Ltd.	113,800	2,101,620
Sumitomo Mitsui Financial Group, Inc.	186,900	3,993,422
Suzuken Company, Ltd.	50,000	1,754,944
Suzuki Motor Corp.	262,800	2,959,099
		46,375,971
Jordan - 0.6%
Hikma Pharmaceuticals PLC	74,958	1,918,152
Luxembourg - 0.6%
Tenaris SA	108,744	1,725,977
Netherlands - 5.5%
Aalberts NV	54,335	2,208,820
Akzo Nobel NV	45,357	3,204,079
Euronext NV (B)	37,795	4,102,545
ING Groep NV	287,746	5,220,591
Prosus NV (A)	34,144	1,490,197
		16,226,232
South Korea - 6.3%
Hankook Tire & Technology Company, Ltd.	26,435	833,176
KB Financial Group, Inc.	43,096	2,659,123
KT Corp.	93,659	2,866,539
Kumho Petrochemical Company, Ltd.	16,837	2,022,790
Samsung C&T Corp.	16,106	1,686,950
Samsung Electronics Company, Ltd.	74,659	3,489,473
Samsung Fire & Marine Insurance Company, Ltd.	7,516	1,986,465
SK Hynix, Inc.	23,836	3,190,134
		18,734,650
Spain - 1.4%
Amadeus IT Group SA	31,420	2,275,520
Banco Bilbao Vizcaya Argentaria SA	179,125	1,934,960
		4,210,480
Switzerland - 6.6%
Glencore PLC (A)	420,374	2,407,339
Novartis AG	93,345	10,747,965
Sandoz Group AG	151,513	6,313,988
		19,469,292
United Kingdom - 23.6%
AstraZeneca PLC	47,808	7,447,849
BAE Systems PLC	433,518	7,197,309
Barratt Developments PLC	651,127	4,177,382
Beazley PLC	645,938	6,596,445
BP PLC	399,444	2,083,318
Endeavour Mining PLC (Toronto Stock Exchange)	106,581	2,532,821
GSK PLC	137,551	2,800,683
IMI PLC	113,371	2,758,337
Informa PLC	220,910	2,429,467
NatWest Group PLC	848,343	3,927,288

48

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Nomad Foods, Ltd.	116,134	$2,213,514
Shell PLC	78,380	2,542,787
Smith & Nephew PLC	200,091	3,105,601
SSE PLC	271,613	6,845,855
Tesco PLC	916,276	4,399,331
The Weir Group PLC	184,497	5,361,368
WH Smith PLC	183,246	3,580,696
		70,000,051
United States - 1.8%
CRH PLC (London Stock Exchange)	59,565	5,451,490
TOTAL COMMON STOCKS (Cost $263,837,637)		$294,374,789
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
Fidelity Government Portfolio, Institutional Class, 4.8857% (C)	755,927	755,927
TOTAL SHORT-TERM INVESTMENTS (Cost $755,927)		$755,927
Total Investments (Disciplined Value International Trust) (Cost $264,593,564) - 99.5%		$295,130,716
Other assets and liabilities, net - 0.5%		1,565,086
TOTAL NET ASSETS - 100.0%		$296,695,802
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 9-30-24.
Equity Income Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.9%
Communication services – 3.7%
Diversified telecommunication services – 0.5%
AT&T, Inc.	74,337	$1,635,414
Verizon Communications, Inc.	105,149	4,722,242
		6,357,656
Entertainment – 1.0%
The Walt Disney Company	155,337	14,941,866
Media – 2.2%
Comcast Corp., Class A	215,418	8,998,010
News Corp., Class A	823,131	21,919,979
News Corp., Class B	37,182	1,039,237
		31,957,226
		53,256,748
Consumer discretionary – 2.3%
Broadline retail – 0.3%
Kohl's Corp.	207,287	4,373,756
Hotels, restaurants and leisure – 1.1%
Las Vegas Sands Corp.	310,732	15,642,249
Leisure products – 0.5%
Mattel, Inc. (A)	370,629	7,060,482
Specialty retail – 0.4%
The Home Depot, Inc.	4,000	1,620,800
The TJX Companies, Inc.	40,941	4,812,205
		6,433,005
		33,509,492
Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples – 9.1%
Consumer staples distribution and retail – 1.5%
Dollar General Corp.	49,520	$4,187,906
Walmart, Inc.	212,894	17,191,191
		21,379,097
Food products – 1.8%
Conagra Brands, Inc.	379,975	12,356,787
Mondelez International, Inc., Class A	21,965	1,618,162
Tyson Foods, Inc., Class A	211,753	12,612,009
		26,586,958
Household products – 2.4%
Colgate-Palmolive Company	100,426	10,425,223
Kimberly-Clark Corp.	166,923	23,749,804
		34,175,027
Personal care products – 1.7%
Kenvue, Inc.	1,029,317	23,808,102
Tobacco – 1.7%
Philip Morris International, Inc.	206,172	25,029,281
		130,978,465
Energy – 8.6%
Energy equipment and services – 0.4%
Baker Hughes Company	113,800	4,113,870
Schlumberger, Ltd.	59,500	2,496,025
		6,609,895
Oil, gas and consumable fuels – 8.2%
Chesapeake Energy Corp.	29,500	2,426,375
Chevron Corp.	18,027	2,654,836
ConocoPhillips	48,300	5,085,024
Enbridge, Inc.	146,676	5,956,512
EOG Resources, Inc.	66,576	8,184,188
EQT Corp.	230,100	8,430,864
Exxon Mobil Corp.	199,500	23,385,390
Hess Corp.	23,505	3,191,979
Marathon Oil Corp.	217,600	5,794,688
Suncor Energy, Inc.	279,871	10,332,837
TC Energy Corp.	147,044	6,991,942
The Williams Companies, Inc.	175,400	8,007,010
TotalEnergies SE	366,037	23,768,714
TotalEnergies SE, ADR	61,956	4,003,597
		118,213,956
		124,823,851
Financials – 21.5%
Banks – 8.4%
Bank of America Corp.	214,356	8,505,646
Citigroup, Inc.	307,376	19,241,738
Fifth Third Bancorp	304,814	13,058,232
Huntington Bancshares, Inc.	1,179,792	17,342,942
JPMorgan Chase & Co.	94,270	19,877,772
U.S. Bancorp	312,987	14,312,896
Wells Fargo & Company	509,119	28,760,132
		121,099,358
Capital markets – 1.9%
Morgan Stanley	43,845	4,570,403
The Bank of New York Mellon Corp.	27,900	2,004,894
The Charles Schwab Corp.	327,361	21,216,266
		27,791,563
Financial services – 2.8%
Apollo Global Management, Inc.	32,100	4,009,611
Equitable Holdings, Inc.	482,191	20,266,488

49

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
Fiserv, Inc. (A)	88,784	$15,950,046
		40,226,145
Insurance – 8.4%
American International Group, Inc.	366,838	26,863,547
Chubb, Ltd.	102,568	29,579,586
Loews Corp.	187,035	14,785,117
MetLife, Inc.	364,988	30,104,210
The Hartford Financial Services Group, Inc.	175,266	20,613,034
		121,945,494
		311,062,560
Health care – 16.7%
Biotechnology – 0.5%
AbbVie, Inc.	17,711	3,497,568
Biogen, Inc. (A)	20,194	3,914,405
		7,411,973
Health care equipment and supplies – 4.4%
Becton, Dickinson and Company	102,238	24,649,582
GE HealthCare Technologies, Inc.	40,350	3,786,848
Medtronic PLC	158,831	14,299,555
Zimmer Biomet Holdings, Inc.	194,891	21,038,483
		63,774,468
Health care providers and services – 6.4%
Cardinal Health, Inc.	19,371	2,140,883
Centene Corp. (A)	28,852	2,171,979
CVS Health Corp.	249,842	15,710,065
Elevance Health, Inc.	62,536	32,518,718
Humana, Inc.	7,500	2,375,550
The Cigna Group	46,731	16,189,488
UnitedHealth Group, Inc.	37,400	21,867,032
		92,973,715
Life sciences tools and services – 0.4%
Thermo Fisher Scientific, Inc.	8,400	5,195,988
Pharmaceuticals – 5.0%
AstraZeneca PLC, ADR	156,692	12,207,874
Bristol-Myers Squibb Company	160,395	8,298,837
Johnson & Johnson	102,943	16,682,943
Merck & Company, Inc.	45,203	5,133,253
Pfizer, Inc.	234,165	6,776,735
Sanofi SA	84,164	9,690,572
Sanofi SA, ADR	52,928	3,050,241
Viatris, Inc.	879,561	10,211,703
		72,052,158
		241,408,302
Industrials – 13.0%
Aerospace and defense – 4.7%
General Electric Company	157,462	29,694,184
L3Harris Technologies, Inc.	110,798	26,355,520
The Boeing Company (A)	83,189	12,648,056
		68,697,760
Air freight and logistics – 1.0%
United Parcel Service, Inc., Class B	108,434	14,783,892
Commercial services and supplies – 0.3%
Stericycle, Inc. (A)	73,149	4,462,089
Electrical equipment – 0.7%
GE Vernova, Inc. (A)	31,190	7,952,826
Rockwell Automation, Inc.	9,500	2,550,370
		10,503,196
Ground transportation – 1.2%
CSX Corp.	198,815	6,865,082
Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ground transportation (continued)
Norfolk Southern Corp.	31,838	$7,911,743
Union Pacific Corp.	8,000	1,971,840
		16,748,665
Industrial conglomerates – 1.9%
3M Company	36,800	5,030,560
Honeywell International, Inc.	20,513	4,240,242
Siemens AG	93,668	18,949,772
		28,220,574
Machinery – 2.3%
Cummins, Inc.	28,295	9,161,638
Stanley Black & Decker, Inc.	215,585	23,742,376
		32,904,014
Passenger airlines – 0.9%
Southwest Airlines Company	415,856	12,321,813
		188,642,003
Information technology – 9.1%
Communications equipment – 0.3%
Cisco Systems, Inc.	82,264	4,378,090
Electronic equipment, instruments and components – 1.1%
TE Connectivity PLC	104,224	15,736,782
IT services – 0.8%
Accenture PLC, Class A	32,827	11,603,688
Semiconductors and semiconductor equipment – 4.5%
Advanced Micro Devices, Inc. (A)	13,800	2,264,304
Applied Materials, Inc.	76,870	15,531,584
Intel Corp.	210,100	4,928,946
Qualcomm, Inc.	166,288	28,277,274
Texas Instruments, Inc.	69,065	14,266,757
		65,268,865
Software – 1.6%
Microsoft Corp.	48,850	21,020,155
Salesforce, Inc.	11,600	3,175,036
		24,195,191
Technology hardware, storage and peripherals – 0.8%
Samsung Electronics Company, Ltd.	239,740	11,205,154
		132,387,770
Materials – 3.2%
Chemicals – 1.7%
CF Industries Holdings, Inc.	288,444	24,748,495
Containers and packaging – 1.4%
International Paper Company	432,531	21,129,139
Paper and forest products – 0.1%
West Fraser Timber Company, Ltd.	10,400	1,012,544
		46,890,178
Real estate – 4.4%
Industrial REITs – 0.5%
Rexford Industrial Realty, Inc.	157,278	7,912,656
Office REITs – 0.1%
Vornado Realty Trust	19,204	756,638
Residential REITs – 1.5%
Equity Residential	283,055	21,076,275
Specialized REITs – 2.3%
Rayonier, Inc.	331,830	10,678,289
Weyerhaeuser Company	667,836	22,612,927
		33,291,216
		63,036,785
Utilities – 6.3%
Electric utilities – 3.0%
NextEra Energy, Inc.	117,637	9,943,856

50

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
PG&E Corp.	114,800	$2,269,596
The Southern Company	357,520	32,241,154
		44,454,606
Gas utilities – 0.1%
Atmos Energy Corp.	9,600	1,331,616
Multi-utilities – 3.2%
Ameren Corp.	170,113	14,878,083
Dominion Energy, Inc.	279,903	16,175,594
NiSource, Inc.	106,731	3,698,229
Sempra	133,541	11,168,034
		45,919,940
		91,706,162
TOTAL COMMON STOCKS (Cost $1,055,745,191)		$1,417,702,316
PREFERRED SECURITIES – 1.1%
Consumer discretionary – 0.9%
Automobiles – 0.9%
Dr. Ing. h.c. F. Porsche AG (B)	83,940	6,707,977
Volkswagen AG	60,432	6,418,631
		13,126,608
Utilities – 0.2%
Electric utilities – 0.2%
NextEra Energy, Inc., 6.926% (C)	56,812	2,633,804
TOTAL PREFERRED SECURITIES (Cost $18,447,217)		$15,760,412
SHORT-TERM INVESTMENTS – 1.1%
Short-term funds – 1.1%
John Hancock Collateral Trust, 4.8110% (D)(E)	269,218	2,692,880
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.9290% (D)	4,595,999	4,595,999
T. Rowe Price Government Reserve Fund, 4.9313% (D)	9,289,423	9,289,423
TOTAL SHORT-TERM INVESTMENTS (Cost $16,577,733)		$16,578,302
Total Investments (Equity Income Trust) (Cost $1,090,770,141) – 100.1%		$1,450,041,030
Other assets and liabilities, net – (0.1%)		(1,518,982)
TOTAL NET ASSETS – 100.0%		$1,448,522,048
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 9-30-24. The value of securities on loan amounted to $2,619,482.
(D)	The rate shown is the annualized seven-day yield as of 9-30-24.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Financial Industries Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.4%
Financials – 96.1%
Banks – 37.6%
American Business Bank (A)	25,702	$975,134
Bank of America Corp.	99,450	3,946,176
Citigroup, Inc.	58,677	3,673,180
Danske Bank A/S	52,094	1,566,921
Dime Community Bancshares, Inc.	23,591	679,421
East West Bancorp, Inc.	46,336	3,833,841
Eastern Bankshares, Inc.	71,358	1,169,558
Enterprise Bancorp, Inc.	13,066	417,589
Fifth Third Bancorp	54,235	2,323,427
Fulton Financial Corp.	10,506	190,474
JPMorgan Chase & Co.	17,995	3,794,426
M&T Bank Corp.	27,787	4,949,420
Pinnacle Financial Partners, Inc.	35,325	3,460,790
Popular, Inc.	22,381	2,244,143
Renasant Corp.	21,804	708,630
Sumitomo Mitsui Trust Holdings, Inc.	67,400	1,613,214
Synovus Financial Corp.	84,449	3,755,447
U.S. Bancorp	41,480	1,896,880
Wells Fargo & Company	59,992	3,388,948
Western Alliance Bancorp	37,819	3,270,965
		47,858,584
Capital markets – 22.6%
AllianceBernstein Holding LP	45,296	1,580,377
Ameriprise Financial, Inc.	5,591	2,626,708
Ares Management Corp., Class A	20,119	3,135,345
Intercontinental Exchange, Inc.	14,707	2,362,532
KKR & Company, Inc.	21,574	2,817,133
Morgan Stanley	14,796	1,542,335
Nasdaq, Inc.	57,392	4,190,190
S&P Global, Inc.	2,430	1,255,387
The Carlyle Group, Inc.	37,595	1,618,841
The Charles Schwab Corp.	19,660	1,274,165
The Goldman Sachs Group, Inc.	7,800	3,861,858
Tradeweb Markets, Inc., Class A	20,940	2,589,650
		28,854,521
Consumer finance – 6.4%
American Express Company	15,119	4,100,272
Discover Financial Services	28,799	4,040,212
		8,140,484
Financial services – 7.8%
Fiserv, Inc. (A)	18,774	3,372,749
Mastercard, Inc., Class A	5,287	2,610,721
PayPal Holdings, Inc. (A)	17,812	1,389,870
Visa, Inc., Class A	9,239	2,540,263
		9,913,603
Insurance – 21.7%
American International Group, Inc.	14,357	1,051,363
Arch Capital Group, Ltd. (A)	15,772	1,764,571
Arthur J. Gallagher & Company	11,943	3,360,402
Bowhead Specialty Holdings, Inc. (A)	11,564	323,908
Chubb, Ltd.	5,931	1,710,441
NN Group NV	37,090	1,850,646
Palomar Holdings, Inc. (A)	12,627	1,195,398
Reinsurance Group of America, Inc.	17,005	3,704,879
Skyward Specialty Insurance Group, Inc. (A)	54,216	2,208,218
The Allstate Corp.	20,373	3,863,739
The Progressive Corp.	15,043	3,817,312
Unum Group	48,092	2,858,588
		27,709,465
		122,476,657

51

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Financial Industries Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate – 1.3%
Specialized REITs – 1.3%
Digital Realty Trust, Inc.	10,302	$1,667,173
TOTAL COMMON STOCKS (Cost $96,055,696)		$124,143,830
CONVERTIBLE BONDS - 0.6%
Financials - 0.6%
Redwood Trust, Inc. 7.750%, 06/15/2027	$745,000	742,765
TOTAL CONVERTIBLE BONDS (Cost $688,306)		$742,765
SHORT-TERM INVESTMENTS – 1.9%
Short-term funds – 1.9%
John Hancock Collateral Trust, 4.8110% (B)(C)	240,713	2,407,754
TOTAL SHORT-TERM INVESTMENTS (Cost $2,407,307)		$2,407,754
Total Investments (Financial Industries Trust) (Cost $99,151,309) – 99.9%		$127,294,349
Other assets and liabilities, net – 0.1%		145,679
TOTAL NET ASSETS – 100.0%		$127,440,028
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 9-30-24.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Fundamental All Cap Core Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.4%
Communication services – 9.4%
Entertainment – 3.1%
Liberty Media Corp.-Liberty Formula One, Series C (A)	759,880	$58,837,508
Warner Brothers Discovery, Inc. (A)	2,668,010	22,011,083
		80,848,591
Interactive media and services – 6.3%
Alphabet, Inc., Class A	861,555	142,888,897
CarGurus, Inc. (A)	791,267	23,761,748
		166,650,645
		247,499,236
Consumer discretionary – 24.4%
Automobile components – 1.2%
Mobileye Global, Inc., Class A (A)	2,197,700	30,108,490
Broadline retail – 8.3%
Amazon.com, Inc. (A)	1,163,863	216,862,594
Hotels, restaurants and leisure – 2.3%
Las Vegas Sands Corp.	701,535	35,315,272
Vail Resorts, Inc.	146,480	25,529,999
		60,845,271
Household durables – 6.6%
Lennar Corp., Class A	679,886	127,465,027
NVR, Inc. (A)	4,593	45,065,597
		172,530,624
Leisure products – 1.1%
Polaris, Inc.	361,223	30,068,203
Specialty retail – 3.6%
Avolta AG (A)	645,635	27,326,858
Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Group 1 Automotive, Inc.	177,452	$67,971,214
		95,298,072
Textiles, apparel and luxury goods – 1.3%
Canada Goose Holdings, Inc. (A)	2,276,636	28,526,249
Salvatore Ferragamo SpA	804,984	6,225,327
		34,751,576
		640,464,830
Consumer staples – 1.6%
Beverages – 1.6%
Anheuser-Busch InBev SA/NV, ADR	629,478	41,728,097
Energy – 4.7%
Oil, gas and consumable fuels – 4.7%
Cheniere Energy, Inc.	495,375	89,088,240
Suncor Energy, Inc.	910,617	33,619,980
		122,708,220
Financials – 15.4%
Banks – 3.4%
First Hawaiian, Inc.	3,800,977	87,992,618
Capital markets – 12.0%
KKR & Company, Inc.	797,006	104,073,043
Morgan Stanley	982,271	102,391,929
S&P Global, Inc.	95,387	49,278,832
The Goldman Sachs Group, Inc.	122,626	60,713,359
		316,457,163
		404,449,781
Health care – 6.0%
Biotechnology – 0.4%
Moderna, Inc. (A)	166,406	11,120,913
Health care equipment and supplies – 1.8%
Hologic, Inc. (A)	566,497	46,146,846
Health care providers and services – 1.5%
Elevance Health, Inc.	73,451	38,194,520
Life sciences tools and services – 1.8%
Avantor, Inc. (A)	1,201,498	31,082,753
Thermo Fisher Scientific, Inc.	27,869	17,238,927
		48,321,680
Pharmaceuticals – 0.5%
Elanco Animal Health, Inc. (A)	871,701	12,805,288
		156,589,247
Industrials – 6.1%
Electrical equipment – 1.8%
Regal Rexnord Corp.	249,114	41,323,030
Sensata Technologies Holding PLC	200,067	7,174,403
		48,497,433
Machinery – 1.7%
Parker-Hannifin Corp.	72,128	45,571,913
Trading companies and distributors – 2.6%
United Rentals, Inc.	83,169	67,344,434
		161,413,780
Information technology – 27.2%
Semiconductors and semiconductor equipment – 11.6%
Analog Devices, Inc.	346,461	79,744,928
NVIDIA Corp.	1,504,290	182,680,978
Texas Instruments, Inc.	200,795	41,478,223
		303,904,129
Software – 11.2%
Autodesk, Inc. (A)	126,720	34,908,826
Microsoft Corp.	68,632	29,532,350

52

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Oracle Corp.	313,025	$53,339,460
Roper Technologies, Inc.	62,101	34,555,480
Salesforce, Inc.	255,285	69,874,057
Workday, Inc., Class A (A)	295,223	72,155,453
		294,365,626
Technology hardware, storage and peripherals – 4.4%
Apple, Inc.	502,588	117,103,004
		715,372,759
Materials – 1.0%
Chemicals – 1.0%
Axalta Coating Systems, Ltd. (A)	728,311	26,357,575
Real estate – 3.6%
Real estate management and development – 0.3%
Five Point Holdings LLC, Class A (A)	2,077,413	8,621,264
Specialized REITs – 3.3%
Crown Castle, Inc.	728,169	86,382,688
		95,003,952
TOTAL COMMON STOCKS (Cost $1,508,418,244)		$2,611,587,477
SHORT-TERM INVESTMENTS – 0.7%
Short-term funds – 0.7%
John Hancock Collateral Trust, 4.8110% (B)(C)	1,704,380	17,048,232
TOTAL SHORT-TERM INVESTMENTS (Cost $17,045,180)		$17,048,232
Total Investments (Fundamental All Cap Core Trust) (Cost $1,525,463,424) – 100.1%		$2,628,635,709
Other assets and liabilities, net – (0.1%)		(1,872,880)
TOTAL NET ASSETS – 100.0%		$2,626,762,829
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 9-30-24.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Fundamental Large Cap Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.8%
Communication services – 6.4%
Interactive media and services – 2.6%
Alphabet, Inc., Class A	90,272	$14,971,611
Meta Platforms, Inc., Class A	12,961	7,419,395
		22,391,006
Media – 3.8%
Charter Communications, Inc., Class A (A)	18,020	5,839,922
Comcast Corp., Class A	651,831	27,226,981
		33,066,903
		55,457,909
Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary – 8.7%
Automobile components – 1.0%
Mobileye Global, Inc., Class A (A)	584,601	$8,009,034
Broadline retail – 1.3%
eBay, Inc.	175,819	11,447,575
Hotels, restaurants and leisure – 1.2%
Vail Resorts, Inc.	60,575	10,557,617
Household durables – 3.6%
Lennar Corp., Class A	165,672	31,060,187
Specialty retail – 1.6%
Avolta AG (A)	172,702	7,309,708
CarMax, Inc. (A)	84,122	6,509,360
		13,819,068
		74,893,481
Consumer staples – 9.0%
Beverages – 2.3%
Anheuser-Busch InBev SA/NV, ADR	174,341	11,557,065
Heineken Holding NV	108,171	8,172,395
		19,729,460
Consumer staples distribution and retail – 3.7%
Walmart, Inc.	399,984	32,298,708
Food products – 2.0%
Danone SA	118,320	8,618,363
Post Holdings, Inc. (A)	74,193	8,587,840
		17,206,203
Personal care products – 1.0%
Haleon PLC, ADR	809,804	8,567,726
		77,802,097
Energy – 7.1%
Oil, gas and consumable fuels – 7.1%
Cheniere Energy, Inc.	181,206	32,588,087
Chevron Corp.	64,693	9,527,338
Kinder Morgan, Inc.	199,703	4,411,439
Suncor Energy, Inc.	398,935	14,728,680
		61,255,544
Financials – 19.5%
Banks – 7.1%
Bank of America Corp.	402,417	15,967,907
Citigroup, Inc.	285,257	17,857,088
JPMorgan Chase & Co.	50,940	10,741,208
Wells Fargo & Company	283,417	16,010,226
		60,576,429
Capital markets – 11.8%
KKR & Company, Inc.	247,875	32,367,518
Morgan Stanley	98,909	10,310,274
Nasdaq, Inc.	375,945	27,447,744
State Street Corp.	237,057	20,972,433
The Goldman Sachs Group, Inc.	21,224	10,508,215
		101,606,184
Consumer finance – 0.6%
American Express Company	20,175	5,471,460
		167,654,073
Health care – 17.2%
Biotechnology – 2.0%
Gilead Sciences, Inc.	136,741	11,464,365

53

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Moderna, Inc. (A)	85,605	$5,720,982
		17,185,347
Health care equipment and supplies – 3.0%
Hologic, Inc. (A)	313,635	25,548,707
Health care providers and services – 4.7%
Elevance Health, Inc.	78,579	40,861,080
Life sciences tools and services – 1.9%
Avantor, Inc. (A)	295,268	7,638,583
Danaher Corp.	31,504	8,758,742
		16,397,325
Pharmaceuticals – 5.6%
Elanco Animal Health, Inc. (A)	1,112,451	16,341,905
GSK PLC, ADR	386,185	15,787,243
Merck & Company, Inc.	48,409	5,497,326
Novartis AG, ADR	89,758	10,323,965
		47,950,439
		147,942,898
Industrials – 12.5%
Aerospace and defense – 3.3%
Airbus SE	55,559	8,131,406
L3Harris Technologies, Inc.	40,620	9,662,279
RTX Corp.	90,472	10,961,588
		28,755,273
Electrical equipment – 0.7%
Sensata Technologies Holding PLC	162,252	5,818,357
Machinery – 5.4%
Fortive Corp.	225,688	17,813,554
Parker-Hannifin Corp.	44,890	28,362,400
		46,175,954
Trading companies and distributors – 3.1%
United Rentals, Inc.	33,145	26,838,501
		107,588,085
Information technology – 11.6%
Electronic equipment, instruments and components – 1.5%
Vontier Corp.	379,956	12,819,715
IT services – 1.0%
Cognizant Technology Solutions Corp., Class A	106,704	8,235,415
Semiconductors and semiconductor equipment – 1.0%
Analog Devices, Inc.	19,312	4,445,043
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	24,497	4,254,394
		8,699,437
Software – 6.8%
Microsoft Corp.	34,074	14,662,042
Oracle Corp.	259,632	44,241,293
		58,903,335
Technology hardware, storage and peripherals – 1.3%
Samsung Electronics Company, Ltd.	234,129	10,942,903
		99,600,805
Materials – 2.0%
Chemicals – 2.0%
Axalta Coating Systems, Ltd. (A)	280,633	10,156,108
LyondellBasell Industries NV, Class A	70,886	6,797,967
		16,954,075
Real estate – 3.8%
Specialized REITs – 3.8%
Crown Castle, Inc.	277,576	32,928,841
TOTAL COMMON STOCKS (Cost $575,972,767)		$842,077,808
Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
ESCROW CERTIFICATES - 0.0%
Sino-Forest Corp. (A)(B)	$3,244,100	$0
TOTAL ESCROW CERTIFICATES (Cost $3)		$0
SHORT-TERM INVESTMENTS – 2.2%
Short-term funds – 2.2%
John Hancock Collateral Trust, 4.8110% (C)(D)	1,904,016	19,045,112
TOTAL SHORT-TERM INVESTMENTS (Cost $19,042,242)		$19,045,112
Total Investments (Fundamental Large Cap Value Trust) (Cost $595,015,012) – 100.0%		$861,122,920
Other assets and liabilities, net – (0.0%)		(212,292)
TOTAL NET ASSETS – 100.0%		$860,910,628
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	The rate shown is the annualized seven-day yield as of 9-30-24.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Global Equity Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 94.4%
France - 9.0%
Air Liquide SA	17,357	$3,351,820
Capgemini SE	14,853	3,206,777
Carrefour SA	271,442	4,628,488
Publicis Groupe SA	42,779	4,681,586
Sanofi SA	41,284	4,753,420
Thales SA	18,582	2,953,267
TotalEnergies SE	67,844	4,405,482
		27,980,840
Germany - 0.9%
DHL Group	66,380	2,960,997
Ireland - 3.0%
Accenture PLC, Class A	16,117	5,697,037
Ryanair Holdings PLC, ADR	78,733	3,557,134
		9,254,171
Japan - 7.8%
FANUC Corp.	194,855	5,722,972
Mitsubishi Estate Company, Ltd.	187,069	2,954,622
Sumitomo Mitsui Financial Group, Inc.	215,100	4,595,961
Sumitomo Mitsui Trust Holdings, Inc.	261,900	6,268,561
Tokyo Electric Power Company Holdings, Inc. (A)	1,067,700	4,735,321
		24,277,437
Netherlands - 3.1%
ING Groep NV	355,320	6,446,589
Koninklijke Ahold Delhaize NV	88,746	3,067,827
		9,514,416
Spain - 1.5%
Amadeus IT Group SA	62,592	4,533,079
Switzerland - 2.8%
Chubb, Ltd.	16,975	4,895,420
SGS SA	34,193	3,818,037
		8,713,457

54

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Global Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan - 1.3%
Taiwan Semiconductor Manufacturing Company, Ltd.	131,000	$3,950,194
United Kingdom - 1.9%
Haleon PLC	1,121,379	5,867,625
United States - 63.1%
Abbott Laboratories	42,735	4,872,217
Alphabet, Inc., Class A	53,299	8,839,639
Analog Devices, Inc.	21,024	4,839,094
Apple, Inc.	47,824	11,142,992
AutoZone, Inc. (A)	1,899	5,981,926
Bank of America Corp.	134,543	5,338,666
Cheniere Energy, Inc.	25,664	4,615,414
ConocoPhillips	73,998	7,790,509
Corteva, Inc.	69,665	4,095,605
CRH PLC	18,741	1,738,040
CRH PLC (London Stock Exchange)	78,318	7,167,796
CSX Corp.	130,290	4,498,914
Darden Restaurants, Inc.	31,046	5,095,580
DuPont de Nemours, Inc.	47,032	4,191,022
Elevance Health, Inc.	16,742	8,705,840
Emerson Electric Company	30,026	3,283,944
GE HealthCare Technologies, Inc.	70,747	6,639,606
Honeywell International, Inc.	22,509	4,652,835
Intercontinental Exchange, Inc.	33,137	5,323,128
L3Harris Technologies, Inc.	19,999	4,757,162
Lennar Corp., Class A	24,498	4,592,885
Lowe's Companies, Inc.	25,215	6,829,483
McKesson Corp.	9,914	4,901,680
Microsoft Corp.	31,002	13,340,163
Oracle Corp.	33,740	5,749,296
Otis Worldwide Corp.	40,621	4,222,147
Philip Morris International, Inc.	82,973	10,072,922
Starbucks Corp.	39,442	3,845,201
Target Corp.	25,105	3,912,865
The Walt Disney Company	50,689	4,875,775
T-Mobile US, Inc.	31,676	6,536,659
United Rentals, Inc.	6,259	5,068,100
Waste Management, Inc.	14,591	3,029,092
Wells Fargo & Company	84,997	4,801,481
		195,347,678
TOTAL COMMON STOCKS (Cost $237,527,412)		$292,399,894
PREFERRED SECURITIES - 2.9%
South Korea - 2.9%
Samsung Electronics Company, Ltd.	230,944	8,969,151
TOTAL PREFERRED SECURITIES (Cost $11,330,062)		$8,969,151
ESCROW CERTIFICATES - 0.0%
Texas Competitive Electric Holdings Company LLC (A)(B)	$7,466,240	0
TOTAL ESCROW CERTIFICATES (Cost $0)		$0
SHORT-TERM INVESTMENTS - 1.7%
Short-term funds - 1.7%
Federated Government Obligations Fund, Institutional Class, 4.8143% (C)	5,200,984	5,200,984
TOTAL SHORT-TERM INVESTMENTS (Cost $5,200,984)		$5,200,984
Total Investments (Global Equity Trust) (Cost $254,058,458) - 99.0%		$306,570,029
Other assets and liabilities, net - 1.0%		3,157,253
TOTAL NET ASSETS - 100.0%		$309,727,282
Security Abbreviations and Legend
ADR	American Depositary Receipt
Global Equity Trust (continued)
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	The rate shown is the annualized seven-day yield as of 9-30-24.
Health Sciences Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.5%
Financials – 0.5%
Financial services – 0.1%
Helix Acquisition Corp. II (A)	16,298	$170,314
Insurance – 0.4%
Oscar Health, Inc., Class A (A)	51,683	1,096,196
		1,266,510
Health care – 98.0%
Biotechnology – 34.9%
Acumen Pharmaceuticals, Inc. (A)	13,470	33,406
Agios Pharmaceuticals, Inc. (A)	23,527	1,045,305
Akero Therapeutics, Inc. (A)	14,915	427,911
Akeso, Inc. (A)(B)	17,000	149,078
Alector, Inc. (A)	12,104	56,405
Alkermes PLC (A)	25,653	718,027
Allogene Therapeutics, Inc. (A)	100,198	280,554
Alnylam Pharmaceuticals, Inc. (A)	22,978	6,319,639
Amgen, Inc.	18,486	5,956,374
AnaptysBio, Inc. (A)	6,400	214,400
Annexon, Inc. (A)	22,109	130,885
Apellis Pharmaceuticals, Inc. (A)	8,077	232,941
Apogee Therapeutics, Inc. (A)	11,044	648,725
Applied Therapeutics, Inc. (A)	13,300	113,050
Arcellx, Inc. (A)	13,123	1,095,902
Ardelyx, Inc. (A)	31,575	217,552
Argenx SE, ADR (A)	14,026	7,603,214
ARS Pharmaceuticals, Inc. (A)	6,200	89,900
Ascendis Pharma A/S, ADR (A)	15,866	2,368,952
Aura Biosciences, Inc. (A)	10,426	92,896
Autolus Therapeutics PLC, ADR (A)	18,228	66,168
Avidity Biosciences, Inc. (A)	47,919	2,200,920
Beam Therapeutics, Inc. (A)	23,142	566,979
BeiGene, Ltd., ADR (A)	12,954	2,908,303
Bicara Therapeutics, Inc. (A)	10,574	269,320
Bicycle Therapeutics PLC, ADR (A)	23,711	536,580
BioCryst Pharmaceuticals, Inc. (A)	37,300	283,480
Biogen, Inc. (A)	3,550	688,132
Biohaven, Ltd. (A)	32,541	1,626,074
BioMarin Pharmaceutical, Inc. (A)	8,269	581,228
BioNTech SE, ADR (A)	3,700	439,449
Black Diamond Therapeutics, Inc. (A)	11,300	49,155
Blueprint Medicines Corp. (A)	25,274	2,337,845
C4 Therapeutics, Inc. (A)	4,500	25,650
Cabaletta Bio, Inc. (A)	9,787	46,195
Cargo Therapeutics, Inc. (A)	27,782	512,578
Celldex Therapeutics, Inc. (A)	15,546	528,409
Centessa Pharmaceuticals PLC, ADR (A)	56,626	905,450
CG Oncology, Inc. (A)	11,879	448,195
Corbus Pharmaceuticals Holdings, Inc. (A)	4,300	88,709
Crinetics Pharmaceuticals, Inc. (A)	19,303	986,383
Cytokinetics, Inc. (A)	18,591	981,605
Day One Biopharmaceuticals, Inc. (A)	1,141	15,894
Denali Therapeutics, Inc. (A)	28,426	828,049
Disc Medicine, Inc. (A)	4,634	227,715
Dyne Therapeutics, Inc. (A)	14,227	511,034
Eliem Therapeutics, Inc. (A)	9,200	46,828
Entrada Therapeutics, Inc. (A)	11,625	185,768
Exact Sciences Corp. (A)	21,041	1,433,313

55

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Generation Bio Company (A)	37,692	$93,099
Geron Corp. (A)	87,026	395,098
Gossamer Bio, Inc. (A)	95,454	94,156
Ideaya Biosciences, Inc. (A)	12,237	387,668
IGM Biosciences, Inc. (A)	17,676	292,361
Immatics NV (A)	35,390	403,800
Immuneering Corp., Class A (A)	29,676	73,893
Immunocore Holdings PLC, ADR (A)	23,635	735,758
Immunome, Inc. (A)	33,967	496,598
Incyte Corp. (A)	5,100	337,110
Insmed, Inc. (A)	45,521	3,323,033
Ionis Pharmaceuticals, Inc. (A)	23,935	958,836
Iovance Biotherapeutics, Inc. (A)	34,187	321,016
Janux Therapeutics, Inc. (A)	2,508	113,938
Krystal Biotech, Inc. (A)	4,051	737,404
Kymera Therapeutics, Inc. (A)	22,395	1,059,955
Kyverna Therapeutics, Inc. (A)	8,829	43,174
Legend Biotech Corp., ADR (A)	14,831	722,715
LENZ Therapeutics, Inc.	6,100	144,814
Lyell Immunopharma, Inc. (A)	123,925	171,017
MacroGenics, Inc. (A)	24,089	79,253
Madrigal Pharmaceuticals, Inc. (A)	4,409	935,678
Merus NV (A)	9,067	452,987
Monte Rosa Therapeutics, Inc. (A)	29,932	158,640
MoonLake Immunotherapeutics (A)	24,320	1,226,214
Natera, Inc. (A)	7,300	926,735
Neurocrine Biosciences, Inc. (A)	11,992	1,381,718
Nuvalent, Inc., Class A (A)	4,114	420,862
ORIC Pharmaceuticals, Inc. (A)	20,600	211,150
Oruka Therapeutics, Inc.	9,816	240,590
Pharming Group NV (A)	66,456	55,494
Praxis Precision Medicines, Inc. (A)	6,932	398,867
Prelude Therapeutics, Inc. (A)	17,428	36,076
Protagonist Therapeutics, Inc. (A)	17,253	776,385
Prothena Corp. PLC (A)	14,894	249,177
RAPT Therapeutics, Inc. (A)	6,612	13,290
Regeneron Pharmaceuticals, Inc. (A)	7,472	7,854,865
Regulus Therapeutics, Inc. (A)	31,200	48,984
Relay Therapeutics, Inc. (A)	40,081	283,773
Replimune Group, Inc. (A)	29,973	328,504
REVOLUTION Medicines, Inc. (A)	27,981	1,268,938
Rhythm Pharmaceuticals, Inc. (A)	4,739	248,276
Rocket Pharmaceuticals, Inc. (A)	21,476	396,662
Sage Therapeutics, Inc. (A)	8,974	64,792
Sana Biotechnology, Inc. (A)	54,773	227,856
Scholar Rock Holding Corp. (A)	37,540	300,695
Sensorion SA (A)	182,870	153,941
Silence Therapeutics PLC, ADR (A)	3,200	58,176
Soleno Therapeutics, Inc. (A)	7,728	390,187
SpringWorks Therapeutics, Inc. (A)	19,832	635,417
Spyre Therapeutics, Inc. (A)	6,230	183,224
Summit Therapeutics, Inc. (A)	56,975	1,247,753
Travere Therapeutics, Inc. (A)	4,304	60,213
Ultragenyx Pharmaceutical, Inc. (A)	17,890	993,790
United Therapeutics Corp. (A)	4,100	1,469,235
Vaxcyte, Inc. (A)	20,340	2,324,252
Vera Therapeutics, Inc. (A)	19,031	841,170
Vertex Pharmaceuticals, Inc. (A)	13,934	6,480,425
Voyager Therapeutics, Inc. (A)	15,964	93,389
Xencor, Inc. (A)	19,559	393,331
Zai Lab, Ltd., ADR (A)	27,277	658,467
Zentalis Pharmaceuticals, Inc. (A)	26,102	96,055
		93,691,453
Health care equipment and supplies – 14.9%
Becton, Dickinson and Company	12,488	3,010,857
Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Boston Scientific Corp. (A)	54,067	$4,530,815
DexCom, Inc. (A)	8,249	553,013
Edwards Lifesciences Corp. (A)	18,651	1,230,779
Enovis Corp. (A)	4,037	173,793
Hologic, Inc. (A)	14,563	1,186,302
IDEXX Laboratories, Inc. (A)	2,000	1,010,440
Inspire Medical Systems, Inc. (A)	2,009	423,999
Intuitive Surgical, Inc. (A)	26,367	12,953,316
Lantheus Holdings, Inc. (A)	5,345	586,614
Novocure, Ltd. (A)	34,288	535,921
Orchestra BioMed Holdings, Inc. (A)	13,354	68,640
Penumbra, Inc. (A)	10,746	2,088,055
PROCEPT BioRobotics Corp. (A)	8,192	656,343
Sonova Holding AG	3,034	1,092,833
Stryker Corp.	26,615	9,614,935
The Cooper Companies, Inc. (A)	3,900	430,326
		40,146,981
Health care providers and services – 17.1%
Alignment Healthcare, Inc. (A)	17,143	202,630
BrightSpring Health Services, Inc. (A)	31,237	458,559
Cardinal Health, Inc.	6,140	678,593
Cencora, Inc.	2,310	519,935
Centene Corp. (A)	8,365	629,717
Elevance Health, Inc.	15,004	7,802,080
GeneDx Holdings Corp. (A)	918	38,960
HCA Healthcare, Inc.	7,972	3,240,060
Humana, Inc.	3,262	1,033,206
McKesson Corp.	1,535	758,935
Molina Healthcare, Inc. (A)	8,819	3,038,675
Quest Diagnostics, Inc.	4,400	683,100
Tenet Healthcare Corp. (A)	15,159	2,519,426
The Cigna Group	13,441	4,656,500
UnitedHealth Group, Inc.	33,466	19,566,895
		45,827,271
Life sciences tools and services – 11.7%
10X Genomics, Inc., Class A (A)	26,234	592,364
Agilent Technologies, Inc.	12,499	1,855,852
Bio-Techne Corp.	14,595	1,166,578
Bruker Corp.	6,177	426,584
Danaher Corp.	39,197	10,897,550
ICON PLC (A)	3,699	1,062,760
Pacific Biosciences of California, Inc. (A)	36,531	62,103
Repligen Corp. (A)	4,835	719,545
Revvity, Inc.	7,100	907,025
Tempus AI, Inc. (A)	6,909	391,049
Thermo Fisher Scientific, Inc.	21,723	13,437,196
		31,518,606
Pharmaceuticals – 19.4%
Alto Neuroscience, Inc. (A)	9,205	105,305
Arvinas, Inc. (A)	12,282	302,506
AstraZeneca PLC, ADR	70,915	5,524,988
BioAge Labs, Inc. (A)	6,156	128,045
Chugai Pharmaceutical Company, Ltd.	26,600	1,289,331
Eli Lilly & Company	31,774	28,149,858
EyePoint Pharmaceuticals, Inc. (A)	11,686	93,371
Longboard Pharmaceuticals, Inc. (A)	21,539	717,895
MBX Biosciences, Inc. (A)	10,682	277,518
Merck & Company, Inc.	72,648	8,249,907
Neumora Therapeutics, Inc. (A)	14,000	184,940
Novo Nordisk A/S, ADR	23,290	2,773,140
Ocular Therapeutix, Inc. (A)	14,200	123,540
Pharvaris NV (A)	10,418	192,941
Pliant Therapeutics, Inc. (A)	13,685	153,409

56

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Rapport Therapeutics, Inc. (A)	17,770	$363,930
Sanofi SA, ADR	24,437	1,408,304
Structure Therapeutics, Inc., ADR (A)	19,977	876,791
Tarsus Pharmaceuticals, Inc. (A)	4,728	155,504
Terns Pharmaceuticals, Inc. (A)	10,252	85,502
Teva Pharmaceutical Industries, Ltd., ADR (A)	7,400	133,348
Verona Pharma PLC, ADR (A)	19,300	555,261
WaVe Life Sciences, Ltd. (A)	31,778	260,580
		52,105,914
		263,290,225
Materials – 0.0%
Chemicals – 0.0%
Ginkgo Bioworks Holdings, Inc. (A)	1,971	16,064
TOTAL COMMON STOCKS (Cost $198,093,133)		$264,572,799
PREFERRED SECURITIES – 0.3%
Health care – 0.3%
Life sciences tools and services – 0.3%
Sartorius AG	2,486	699,012
TOTAL PREFERRED SECURITIES (Cost $721,285)		$699,012
CONVERTIBLE BONDS - 0.1%
Health care - 0.1%
Immunocore Holdings PLC 2.500%, 02/01/2030 (B)	$277,000	238,809
TOTAL CONVERTIBLE BONDS (Cost $277,000)		$238,809
WARRANTS – 0.0%
GeneDx Holdings Corp. (Expiration Date: 7-22-26; Strike Price: $379.50) (A)	4,862	359
REVOLUTION Medicines, Inc. (Expiration Date: 12-17-26; Strike Price: $11.50) (A)	4,502	630
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (A)(C)	2,050	207
TOTAL WARRANTS (Cost $29,139)		$1,196
SHORT-TERM INVESTMENTS – 1.0%
Short-term funds – 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.9290% (D)	502,392	502,392
T. Rowe Price Government Reserve Fund, 4.9313% (D)	2,288,960	2,288,960
TOTAL SHORT-TERM INVESTMENTS (Cost $2,791,352)		$2,791,352
Total Investments (Health Sciences Trust) (Cost $201,911,909) – 99.9%		$268,303,168
Other assets and liabilities, net – 0.1%		338,102
TOTAL NET ASSETS – 100.0%		$268,641,270
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 9-30-24.
High Yield Trust
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 0.3%
Argentina – 0.3%
Provincia de Buenos Aires 6.625%, 09/01/2037 (A)	$729,271	$346,404
Republic of Argentina
1.000%, 07/09/2029	59,073	38,604
4.125%, (4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter), 07/09/2035	426,571	204,754
		589,762
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $709,643)		$589,762
CORPORATE BONDS – 86.3%
Communication services – 10.8%
Accelerate360 Holdings LLC 8.000%, 03/01/2028 (A)	719,050	740,621
Allen Media LLC 10.500%, 02/15/2028 (A)	1,470,000	632,100
Altice Financing SA 5.750%, 08/15/2029 (A)	780,000	626,838
Altice France Holding SA 10.500%, 05/15/2027 (A)	640,000	220,821
Altice France SA 5.125%, 07/15/2029 (A)	1,630,000	1,146,245
AMC Entertainment Holdings, Inc. 7.500%, 02/15/2029 (A)(B)	660,000	519,659
Banijay Entertainment SAS 8.125%, 05/01/2029 (A)	460,000	478,098
CCO Holdings LLC
4.250%, 02/01/2031 to 01/15/2034 (A)	220,000	188,448
4.500%, 05/01/2032	1,560,000	1,348,859
4.500%, 06/01/2033 (A)	260,000	220,801
4.750%, 02/01/2032 (A)	1,140,000	1,004,657
Charter Communications Operating LLC
3.700%, 04/01/2051	480,000	306,426
6.484%, 10/23/2045	230,000	221,880
Clear Channel Outdoor Holdings, Inc. 7.500%, 06/01/2029 (A)(B)	760,000	654,557
Connect Finco SARL 9.000%, 09/15/2029 (A)	260,000	251,611
CSC Holdings LLC
4.125%, 12/01/2030 (A)	240,000	174,901
5.000%, 11/15/2031 (A)	330,000	163,080
5.750%, 01/15/2030 (A)	600,000	310,582
6.500%, 02/01/2029 (A)	1,320,000	1,093,188
11.250%, 05/15/2028 (A)(B)	380,000	366,820
CSC Holdings LLC 11.750%, 01/31/2029 (A)	470,000	454,298
DirecTV Financing LLC 5.875%, 08/15/2027 (A)	210,000	206,185
DISH DBS Corp.
5.125%, 06/01/2029	930,000	623,962
5.750%, 12/01/2028 (A)(B)	900,000	786,349
5.875%, 11/15/2024	780,000	775,484
7.750%, 07/01/2026 (B)	830,000	720,276
Gannett Holdings LLC 6.000%, 11/01/2026 (A)	620,000	621,070
Gray Television, Inc. 5.375%, 11/15/2031 (A)	890,000	556,625
iHeartCommunications, Inc.
4.750%, 01/15/2028 (A)(B)	190,000	123,422
5.250%, 08/15/2027 (A)(B)	410,000	279,798
Level 3 Financing, Inc. 11.000%, 11/15/2029 (A)	790,000	874,985
Match Group Holdings II LLC 4.625%, 06/01/2028 (A)	670,000	651,427

57

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Optics Bidco SpA 6.000%, 09/30/2034 (A)	$469,000	$474,778
Sunrise HoldCo IV BV 5.500%, 01/15/2028 (A)	430,000	428,115
Time Warner Cable LLC 7.300%, 07/01/2038	220,000	231,114
Univision Communications, Inc. 8.000%, 08/15/2028 (A)	390,000	398,761
Viavi Solutions, Inc. 3.750%, 10/01/2029 (A)	270,000	245,001
Virgin Media Secured Finance PLC 5.500%, 05/15/2029 (A)	330,000	316,502
Vmed O2 UK Financing I PLC 4.750%, 07/15/2031 (A)	700,000	623,019
ZipRecruiter, Inc. 5.000%, 01/15/2030 (A)	330,000	298,631
		20,359,994
Consumer discretionary – 17.8%
Academy, Ltd. 6.000%, 11/15/2027 (A)	250,000	250,623
Adtalem Global Education, Inc. 5.500%, 03/01/2028 (A)	421,000	416,963
American Axle & Manufacturing, Inc. 5.000%, 10/01/2029 (B)	1,080,000	991,580
American News Company LLC 8.500%, (8.500% Cash or 10.000% PIK), 09/01/2026 (A)	705,292	790,209
Boyne USA, Inc. 4.750%, 05/15/2029 (A)	250,000	240,333
Caesars Entertainment, Inc.
4.625%, 10/15/2029 (A)(B)	450,000	428,048
6.500%, 02/15/2032 (A)	220,000	227,571
7.000%, 02/15/2030 (A)	440,000	459,666
Carnival Corp.
5.750%, 03/01/2027 (A)	460,000	465,866
6.000%, 05/01/2029 (A)(B)	970,000	982,803
7.000%, 08/15/2029 (A)	370,000	393,196
10.500%, 06/01/2030 (A)	940,000	1,020,587
Carnival Holdings Bermuda, Ltd. 10.375%, 05/01/2028 (A)	510,000	550,325
Carriage Purchaser, Inc. 7.875%, 10/15/2029 (A)	840,000	780,652
Carriage Services, Inc. 4.250%, 05/15/2029 (A)	390,000	361,294
Dornoch Debt Merger Sub, Inc. 6.625%, 10/15/2029 (A)(B)	410,000	360,794
Empire Communities Corp. 9.750%, 05/01/2029 (A)	560,000	597,910
Fertitta Entertainment LLC 4.625%, 01/15/2029 (A)	640,000	611,090
Fontainebleau Las Vegas Holdings LLC 11.000%, 06/15/2015 (A)(C)	3,600,425	360
Foot Locker, Inc. 4.000%, 10/01/2029 (A)(B)	720,000	626,059
Ford Motor Company
3.250%, 02/12/2032	340,000	289,553
6.100%, 08/19/2032	20,000	20,499
Ford Motor Credit Company LLC
4.000%, 11/13/2030	810,000	748,921
7.350%, 03/06/2030	940,000	1,017,980
Full House Resorts, Inc. 8.250%, 02/15/2028 (A)	1,160,000	1,161,717
Garrett Motion Holdings, Inc. 7.750%, 05/31/2032 (A)	460,000	470,762
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Gates Corp. 6.875%, 07/01/2029 (A)	$310,000	$321,115
Global Auto Holdings, Ltd. 8.750%, 01/15/2032 (A)	610,000	570,838
Melco Resorts Finance, Ltd.
5.375%, 12/04/2029 (A)	340,000	317,621
7.625%, 04/17/2032 (A)	420,000	432,949
Mohegan Tribal Gaming Authority 8.000%, 02/01/2026 (A)	140,000	138,457
NCL Corp., Ltd.
5.875%, 02/15/2027 (A)	980,000	983,467
7.750%, 02/15/2029 (A)(B)	720,000	771,554
8.125%, 01/15/2029 (A)	690,000	737,747
8.375%, 02/01/2028 (A)	800,000	840,118
NCL Finance, Ltd. 6.125%, 03/15/2028 (A)	280,000	285,600
NMG Holding Company, Inc. 8.500%, 10/01/2028 (A)	300,000	305,343
PetSmart, Inc. 7.750%, 02/15/2029 (A)	250,000	246,791
PM General Purchaser LLC 9.500%, 10/01/2028 (A)	1,610,000	1,638,012
Royal Caribbean Cruises, Ltd.
3.700%, 03/15/2028	720,000	694,778
5.500%, 04/01/2028 (A)	340,000	344,311
6.250%, 03/15/2032 (A)	820,000	850,618
Sally Holdings LLC 6.750%, 03/01/2032 (B)	660,000	677,842
Sizzling Platter LLC 8.500%, 11/28/2025 (A)	430,000	431,901
Speedway Motorsports LLC 4.875%, 11/01/2027 (A)	320,000	314,497
Sugarhouse HSP Gaming Prop Mezz LP 5.875%, 05/15/2025 (A)	270,000	269,098
The Michaels Companies, Inc. 5.250%, 05/01/2028 (A)	560,000	413,341
TopBuild Corp. 3.625%, 03/15/2029 (A)	490,000	456,902
Upbound Group, Inc. 6.375%, 02/15/2029 (A)	790,000	764,825
Viking Cruises, Ltd.
5.875%, 09/15/2027 (A)	170,000	169,881
7.000%, 02/15/2029 (A)	490,000	496,192
9.125%, 07/15/2031 (A)	1,290,000	1,410,678
VOC Escrow, Ltd. 5.000%, 02/15/2028 (A)	1,000,000	988,093
WW International, Inc. 4.500%, 04/15/2029 (A)	800,000	176,647
Wynn Macau, Ltd.
4.875%, 10/01/2024 (A)	310,000	310,000
5.625%, 08/26/2028 (A)	720,000	699,042
Wynn Resorts Finance LLC
5.125%, 10/01/2029 (A)	190,000	187,719
7.125%, 02/15/2031 (A)	600,000	647,339
ZF North America Capital, Inc.
6.875%, 04/23/2032 (A)	820,000	822,889
7.125%, 04/14/2030 (A)	500,000	518,285
		33,499,851
Consumer staples – 0.8%
Darling Ingredients, Inc. 6.000%, 06/15/2030 (A)	400,000	403,806
Simmons Foods, Inc. 4.625%, 03/01/2029 (A)	590,000	559,771

58

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Triton Water Holdings, Inc. 6.250%, 04/01/2029 (A)	$610,000	$609,332
		1,572,909
Energy – 10.4%
Berry Petroleum Company LLC 7.000%, 02/15/2026 (A)	1,000,000	970,378
Blue Racer Midstream LLC 7.250%, 07/15/2032 (A)	990,000	1,038,906
Chesapeake Energy Corp. 5.500%, 02/01/2026 (A)	80,000	79,853
Chord Energy Corp. 6.375%, 06/01/2026 (A)	870,000	871,850
CNX Midstream Partners LP 4.750%, 04/15/2030 (A)	740,000	691,946
Crescent Energy Finance LLC
7.625%, 04/01/2032 (A)	400,000	400,126
9.250%, 02/15/2028 (A)	540,000	563,108
DCP Midstream Operating LP
6.450%, 11/03/2036 (A)	280,000	301,972
6.750%, 09/15/2037 (A)	200,000	221,169
Energy Transfer LP 6.500%, (6.500% to 11-15-26, then 5 Year CMT + 5.694%), 11/15/2026 (D)	180,000	179,569
EQM Midstream Partners LP
6.500%, 07/15/2048	920,000	951,143
7.500%, 06/01/2030 (A)	360,000	395,365
Hilcorp Energy I LP
6.250%, 04/15/2032 (A)	530,000	515,861
8.375%, 11/01/2033 (A)	440,000	474,364
Howard Midstream Energy Partners LLC
7.375%, 07/15/2032 (A)	360,000	372,852
8.875%, 07/15/2028 (A)	370,000	392,423
Noble Finance II LLC 8.000%, 04/15/2030 (A)	390,000	402,400
Northern Oil and Gas, Inc. 8.125%, 03/01/2028 (A)	850,000	856,166
Permian Resources Operating LLC
5.875%, 07/01/2029 (A)	200,000	199,812
6.250%, 02/01/2033 (A)	470,000	477,583
7.000%, 01/15/2032 (A)	700,000	728,233
8.000%, 04/15/2027 (A)	260,000	267,698
9.875%, 07/15/2031 (A)	570,000	636,114
Range Resources Corp.
4.750%, 02/15/2030 (A)	120,000	115,753
8.250%, 01/15/2029	490,000	507,188
Shelf Drilling Holdings, Ltd. 9.625%, 04/15/2029 (A)	620,000	571,845
Southwestern Energy Company 4.750%, 02/01/2032	790,000	755,730
Summit Midstream Holdings LLC
8.625%, 10/31/2029 (A)	270,000	282,412
9.500%, 10/15/2026 (A)(B)	380,000	388,455
Tallgrass Energy Partners LP 6.000%, 12/31/2030 (A)	590,000	560,505
Venture Global Calcasieu Pass LLC
3.875%, 11/01/2033 (A)	620,000	556,056
4.125%, 08/15/2031 (A)	500,000	464,865
6.250%, 01/15/2030 (A)	570,000	597,509
Venture Global LNG, Inc.
7.000%, 01/15/2030 (A)	430,000	439,295
9.000%, (9.000% to 9-30-29, then 5 Year CMT + 5.440%), 09/30/2029 (A)(D)	920,000	932,539
9.875%, 02/01/2032 (A)	1,310,000	1,455,661
		19,616,704
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials – 12.3%
Acuris Finance U.S., Inc. 5.000%, 05/01/2028 (A)(B)	$200,000	$183,175
Apollo Commercial Real Estate Finance, Inc. 4.625%, 06/15/2029 (A)	790,000	706,957
Banco Santander SA 9.625%, (9.625% to 11-21-33, then 5 Year CMT + 5.298%), 05/21/2033 (D)	600,000	705,386
BNP Paribas SA
7.375%, (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%), 08/19/2025 (A)(D)	390,000	393,503
7.750%, (7.750% to 8-16-29, then 5 Year CMT + 4.899%), 08/16/2029 (A)(D)	500,000	526,721
8.000%, (8.000% to 8-22-31, then 5 Year CMT + 3.727%), 08/22/2031 (A)(D)	210,000	224,084
Boost Newco Borrower LLC 7.500%, 01/15/2031 (A)	1,100,000	1,180,352
Burford Capital Global Finance LLC
6.250%, 04/15/2028 (A)	630,000	628,688
6.875%, 04/15/2030 (A)	500,000	499,793
9.250%, 07/01/2031 (A)	530,000	570,334
Citigroup, Inc. 7.200%, (7.200% to 5-15-29, then 5 Year CMT + 2.905), 05/15/2029 (D)	500,000	529,382
Coinbase Global, Inc. 3.625%, 10/01/2031 (A)	540,000	457,544
Credit Agricole SA 8.125%, (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%), 12/23/2025 (A)(D)	860,000	884,725
FirstCash, Inc.
4.625%, 09/01/2028 (A)	280,000	270,314
5.625%, 01/01/2030 (A)	440,000	435,965
6.875%, 03/01/2032 (A)	360,000	370,484
Five Point Operating Company LP 10.500%, (10.500% to 11-15-24, then 11.000% to 11-15-26, then 12.000% thereafter), 01/15/2028 (A)	671,669	687,236
Highlands Holdings Bond Issuer, Ltd. 7.625%, (7.625% Cash or 8.375% PIK), 10/15/2025 (A)	945,962	944,161
Intesa Sanpaolo SpA 4.198%, (4.198% to 6-1-31, then 1 Year CMT + 2.600%), 06/01/2032 (A)	460,000	409,965
Jane Street Group
4.500%, 11/15/2029 (A)	480,000	462,009
7.125%, 04/30/2031 (A)	945,000	1,001,284
Ladder Capital Finance Holdings LLLP
4.250%, 02/01/2027 (A)	460,000	448,694
4.750%, 06/15/2029 (A)	40,000	39,067
7.000%, 07/15/2031 (A)	930,000	986,014
Lloyds Banking Group PLC 8.000%, (8.000% to 3-27-30, then 5 Year CMT + 3.913%), 09/27/2029 (B)(D)	760,000	814,239
Midcap Financial Issuer Trust
5.625%, 01/15/2030 (A)	380,000	350,089
6.500%, 05/01/2028 (A)	430,000	416,603
Rocket Mortgage LLC
3.875%, 03/01/2031 (A)	630,000	580,066
4.000%, 10/15/2033 (A)	680,000	607,434

59

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Ryan Specialty LLC
4.375%, 02/01/2030 (A)	$520,000	$501,124
5.875%, 08/01/2032 (A)	280,000	284,665
Shift4 Payments, Inc. 6.750%, 08/15/2032 (A)	810,000	845,670
Starwood Property Trust, Inc.
6.000%, 04/15/2030 (A)	750,000	750,305
7.250%, 04/01/2029 (A)	340,000	356,511
StoneX Group, Inc. 7.875%, 03/01/2031 (A)	360,000	383,321
The Bank of Nova Scotia 8.000%, (8.000% to 1-27-29, then 5 Year CMT + 4.017%), 01/27/2084	340,000	364,262
The Charles Schwab Corp. 4.000%, (4.000% to 12-1-30, then 10 Year CMT + 3.079%), 12/01/2030 (B)(D)	340,000	304,059
The Toronto-Dominion Bank
7.250%, (7.250% to 7-31-29, then 5 Year CMT + 2.977%), 07/31/2084	370,000	385,485
8.125%, (8.125% to 10-31-27, then 5 Year CMT + 4.075%), 10/31/2082	510,000	547,134
UBS Group AG
6.537%, (6.537% to 8-12-32, then Overnight SOFR + 3.920%), 08/12/2033 (A)	480,000	529,940
7.750%, (7.750% to 4-12-31, then 5 Year SOFR ICE Swap Rate + 4.160%), 04/12/2031 (A)(D)	220,000	235,225
9.016%, (9.016% to 11-15-32, then Overnight SOFR + 5.020%), 11/15/2033 (A)	310,000	391,735
9.250%, (9.250% to 11-13-28, then 5 Year CMT + 4.745%), 11/13/2028 (A)(D)	380,000	420,128
UniCredit SpA 5.459%, (5.459% to 6-30-30, then 5 Year CMT + 4.750%), 06/30/2035 (A)	380,000	373,884
VFH Parent LLC 7.500%, 06/15/2031 (A)	290,000	304,138
		23,291,854
Health care – 6.3%
Akumin, Inc. 8.000%, (8.000% Cash and 0.000% PIK), 08/01/2027 (A)(B)	720,000	639,000
AthenaHealth Group, Inc. 6.500%, 02/15/2030 (A)	340,000	326,599
Bausch Health Companies, Inc.
5.250%, 01/30/2030 (A)	600,000	336,000
6.125%, 02/01/2027 (A)(B)	160,000	144,507
6.250%, 02/15/2029 (A)(B)	1,220,000	747,036
Community Health Systems, Inc.
5.250%, 05/15/2030 (A)	1,073,000	987,488
6.125%, 04/01/2030 (A)	170,000	145,354
6.875%, 04/15/2029 (A)(B)	370,000	335,505
10.875%, 01/15/2032 (A)	1,030,000	1,135,045
Endo Finance Holdings, Inc. 8.500%, 04/15/2031 (A)(B)	450,000	482,190
LifePoint Health, Inc.
9.875%, 08/15/2030 (A)	1,010,000	1,112,014
11.000%, 10/15/2030 (A)	400,000	451,354
Medline Borrower LP
3.875%, 04/01/2029 (A)	240,000	227,223
5.250%, 10/01/2029 (A)	520,000	510,215
6.250%, 04/01/2029 (A)	620,000	638,805
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Sotera Health Holdings LLC 7.375%, 06/01/2031 (A)	$910,000	$945,043
Teva Pharmaceutical Finance Company LLC 6.150%, 02/01/2036	540,000	556,107
Teva Pharmaceutical Finance Netherlands III BV
5.125%, 05/09/2029 (B)	1,100,000	1,091,060
7.875%, 09/15/2029	200,000	220,954
8.125%, 09/15/2031	460,000	527,392
US Renal Care, Inc. 10.625%, 06/28/2028 (A)	336,000	292,320
		11,851,211
Industrials – 14.7%
AAR Escrow Issuer LLC 6.750%, 03/15/2029 (A)	530,000	551,203
Advanced Drainage Systems, Inc. 6.375%, 06/15/2030 (A)	350,000	357,516
AerCap Holdings NV 5.875%, (5.875% to 10-10-24, then 5 Year CMT + 4.535%), 10/10/2079	400,000	399,992
Allied Universal Holdco LLC 4.625%, 06/01/2028 (A)	520,000	488,882
American Airlines, Inc.
5.750%, 04/20/2029 (A)	1,760,000	1,757,083
8.500%, 05/15/2029 (A)	720,000	763,930
Anagram Holdings LLC 10.000%, (0.000% Cash and 10.000% PIK), 08/15/2026 (A)(C)	96,052	720
Arcosa, Inc. 6.875%, 08/15/2032 (A)	290,000	303,496
ATS Corp. 4.125%, 12/15/2028 (A)	300,000	282,463
Beacon Roofing Supply, Inc. 6.500%, 08/01/2030 (A)	280,000	289,797
Bombardier, Inc.
7.000%, 06/01/2032 (A)(B)	660,000	690,318
7.250%, 07/01/2031 (A)	620,000	655,455
8.750%, 11/15/2030 (A)	710,000	779,633
Brundage-Bone Concrete Pumping Holdings, Inc. 6.000%, 02/01/2026 (A)	500,000	498,004
Clean Harbors, Inc. 6.375%, 02/01/2031 (A)	310,000	317,570
CoreCivic, Inc. 8.250%, 04/15/2029	1,110,000	1,174,956
EquipmentShare.com, Inc.
8.000%, 03/15/2033 (A)	390,000	399,237
8.625%, 05/15/2032 (A)	510,000	535,040
Esab Corp. 6.250%, 04/15/2029 (A)	400,000	410,823
GFL Environmental, Inc. 6.750%, 01/15/2031 (A)	600,000	629,299
H&E Equipment Services, Inc. 3.875%, 12/15/2028 (A)	810,000	760,463
JB Poindexter & Company, Inc. 8.750%, 12/15/2031 (A)	410,000	433,478
Madison IAQ LLC
4.125%, 06/30/2028 (A)	460,000	443,888
5.875%, 06/30/2029 (A)	550,000	535,460
Masterbrand, Inc. 7.000%, 07/15/2032 (A)	510,000	534,397
Miter Brands Acquisition Holdco, Inc. 6.750%, 04/01/2032 (A)	530,000	549,412

60

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
MIWD Holdco II LLC 5.500%, 02/01/2030 (A)	$320,000	$310,825
Park-Ohio Industries, Inc. 6.625%, 04/15/2027	140,000	137,352
Prime Security Services Borrower LLC 6.250%, 01/15/2028 (A)	920,000	920,247
R.R. Donnelley & Sons Company
9.500%, 08/01/2029 (A)	410,000	413,489
10.875%, 08/01/2029 (A)	830,000	804,371
Railworks Holdings LP 8.250%, 11/15/2028 (A)	450,000	465,469
Reworld Holding Corp. 4.875%, 12/01/2029 (A)	510,000	480,084
Roller Bearing Company of America, Inc. 4.375%, 10/15/2029 (A)	730,000	700,348
RXO, Inc. 7.500%, 11/15/2027 (A)	160,000	165,010
Spirit Loyalty Cayman, Ltd. 8.000%, 09/20/2025 (A)(B)	1,286,000	706,865
Stena International SA 7.250%, 01/15/2031 (A)	440,000	462,366
The GEO Group, Inc.
8.625%, 04/15/2029	400,000	415,834
10.250%, 04/15/2031	940,000	1,002,127
Titan International, Inc. 7.000%, 04/30/2028	670,000	666,767
TransDigm, Inc.
6.625%, 03/01/2032 (A)	280,000	291,576
6.750%, 08/15/2028 (A)	630,000	648,451
7.125%, 12/01/2031 (A)	350,000	370,181
Tutor Perini Corp. 11.875%, 04/30/2029 (A)	840,000	936,372
United Airlines, Inc. 4.625%, 04/15/2029 (A)	460,000	444,387
United Rentals North America, Inc. 3.875%, 02/15/2031	510,000	474,392
Vertiv Group Corp. 4.125%, 11/15/2028 (A)	760,000	734,534
VistaJet Malta Finance PLC
6.375%, 02/01/2030 (A)(B)	690,000	592,803
7.875%, 05/01/2027 (A)(B)	300,000	292,805
9.500%, 06/01/2028 (A)(B)	80,000	78,191
XPO CNW, Inc. 6.700%, 05/01/2034	370,000	392,997
XPO, Inc. 7.125%, 02/01/2032 (A)	220,000	231,583
		27,681,941
Information technology – 4.1%
Amentum Escrow Corp. 7.250%, 08/01/2032 (A)	740,000	772,288
CA Magnum Holdings 5.375%, 10/31/2026 (A)	410,000	403,846
Central Parent, Inc. 7.250%, 06/15/2029 (A)	650,000	664,696
Cloud Software Group, Inc.
8.250%, 06/30/2032 (A)	600,000	627,179
9.000%, 09/30/2029 (A)	400,000	407,044
CommScope LLC 4.750%, 09/01/2029 (A)	1,500,000	1,260,000
CommScope Technologies LLC 5.000%, 03/15/2027 (A)(B)	730,000	609,865
Elastic NV 4.125%, 07/15/2029 (A)	570,000	532,529
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Gen Digital, Inc. 7.125%, 09/30/2030 (A)(B)	$340,000	$356,763
Helios Software Holdings, Inc. 4.625%, 05/01/2028 (A)	530,000	488,413
NCR Atleos Corp. 9.500%, 04/01/2029 (A)	590,000	649,513
Open Text Holdings, Inc. 4.125%, 12/01/2031 (A)	440,000	404,351
Rackspace Finance LLC 3.500%, 05/15/2028 (A)	491,400	245,909
Viasat, Inc. 7.500%, 05/30/2031 (A)(B)	380,000	261,619
		7,684,015
Materials – 4.1%
ARD Finance SA 6.500%, (6.500% Cash or 7.250% PIK), 06/30/2027 (A)	1,150,000	254,250
Ardagh Metal Packaging Finance USA LLC 4.000%, 09/01/2029 (A)(B)	800,000	714,094
Canpack SA 3.875%, 11/15/2029 (A)	700,000	655,453
Cascades, Inc. 5.375%, 01/15/2028 (A)	530,000	518,056
Cerdia Finanz GmbH 9.375%, 10/03/2031 (A)	150,000	153,000
First Quantum Minerals, Ltd.
6.875%, 10/15/2027 (A)	700,000	692,083
8.625%, 06/01/2031 (A)(B)	310,000	310,621
9.375%, 03/01/2029 (A)	1,330,000	1,409,725
Freeport-McMoRan, Inc. 5.450%, 03/15/2043	1,060,000	1,064,553
Hudbay Minerals, Inc. 6.125%, 04/01/2029 (A)	790,000	801,333
LSF11 A5 HoldCo LLC 6.625%, 10/15/2029 (A)	530,000	515,499
Midwest Vanadium Proprietary, Ltd. 11.500%, 02/15/2018 (A)(C)	912,943	913
Northwest Acquisitions ULC 7.125%, 11/01/2022 (A)(C)	950,000	10
Smyrna Ready Mix Concrete LLC 6.000%, 11/01/2028 (A)	140,000	140,517
Summit Materials LLC 5.250%, 01/15/2029 (A)	600,000	593,382
		7,823,489
Real estate – 2.6%
Cushman & Wakefield US Borrower LLC 8.875%, 09/01/2031 (A)	450,000	491,302
Diversified Healthcare Trust
4.375%, 03/01/2031	250,000	205,817
4.750%, 02/15/2028	220,000	199,099
9.750%, 06/15/2025	150,000	150,184
Forestar Group, Inc.
3.850%, 05/15/2026 (A)	550,000	537,765
5.000%, 03/01/2028 (A)	250,000	243,504
IIP Operating Partnership LP 5.500%, 05/25/2026	890,000	859,636
Iron Mountain Information Management Services, Inc. 5.000%, 07/15/2032 (A)	410,000	395,187
MPT Operating Partnership LP
3.500%, 03/15/2031	200,000	146,056
4.625%, 08/01/2029	260,000	209,127

61

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Service Properties Trust
5.500%, 12/15/2027	$400,000	$380,824
8.375%, 06/15/2029	570,000	569,359
8.625%, 11/15/2031 (A)	390,000	424,109
		4,811,969
Utilities – 2.4%
Alpha Generation LLC 6.750%, 10/15/2032 (A)	180,000	182,538
Calpine Corp. 3.750%, 03/01/2031 (A)	300,000	277,985
Lightning Power LLC 7.250%, 08/15/2032 (A)	740,000	778,137
NextEra Energy Operating Partners LP 7.250%, 01/15/2029 (A)	220,000	231,963
Suburban Propane Partners LP 5.000%, 06/01/2031 (A)	340,000	316,997
Sunnova Energy Corp. 5.875%, 09/01/2026 (A)	740,000	690,929
Superior Plus LP 4.500%, 03/15/2029 (A)	290,000	274,962
TransAlta Corp. 7.750%, 11/15/2029	310,000	327,443
Vistra Operations Company LLC
6.875%, 04/15/2032 (A)	1,020,000	1,072,967
7.750%, 10/15/2031 (A)	420,000	452,171
		4,606,092
TOTAL CORPORATE BONDS (Cost $170,901,673)		$162,800,029
CONVERTIBLE BONDS – 0.6%
Communication services – 0.2%
DISH Network Corp. 3.375%, 08/15/2026	530,000	425,248
Consumer discretionary – 0.2%
DraftKings Holdings, Inc. 4.207%, 03/15/2028 (E)	470,000	406,785
Industrials – 0.1%
Bloom Energy Corp. 3.000%, 06/01/2029 (A)	160,000	136,067
Utilities – 0.1%
NextEra Energy Partners LP 2.500%, 06/15/2026 (A)(B)	190,000	178,592
TOTAL CONVERTIBLE BONDS (Cost $1,289,836)		$1,146,692
TERM LOANS (F) – 4.1%
Communication services – 0.8%
Gray Television, Inc., 2024 Term Loan B (1 month CME Term SOFR + 5.250%) 10.451%, 06/04/2029	399,000	382,449
ViaPath Technologies , 2024 Term Loan (1 month CME Term SOFR + 7.500%) 12.345%, 08/06/2029	1,130,000	1,088,755
		1,471,204
Consumer discretionary – 0.5%
Adtalem Global Education, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.750%) 7.595%, 08/12/2028	241,666	241,517
Clarios Global LP, 2024 USD Term Loan B (1 month CME Term SOFR + 2.500%) 7.345%, 05/06/2030	349,125	348,762
High Yield Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (F) (continued)
Consumer discretionary (continued)
First Brands Group LLC, 2021 Term Loan (3 month CME Term SOFR + 5.000%) 10.252%, 03/30/2027	$337,750	$333,741
		924,020
Financials – 0.8%
Acrisure LLC, 2024 Term Loan B6 (1 month CME Term SOFR + 3.250%) 8.211%, 11/06/2030	375,362	371,376
Asurion LLC, 2022 Term Loan B10 (1 month CME Term SOFR + 4.000%) 8.945%, 08/19/2028	920,651	904,706
Deerfield Dakota Holding LLC, 2021 USD 2nd Lien Term Loan (3 month CME Term SOFR + 6.750%) 12.346%, 04/07/2028	190,000	185,250
		1,461,332
Health care – 0.6%
Cotiviti, Inc., 2024 Term Loan (1 month CME Term SOFR + 3.250%) 8.451%, 05/01/2031	358,200	357,752
Eyecare Partners LLC, 2024 Second Out Term Loan B (3 month CME Term SOFR + 4.610%) 9.989%, 11/30/2028	450,103	319,573
LifePoint Health, Inc., 2024 Term Loan B (3 month CME Term SOFR + 4.750%) 10.054%, 11/16/2028	354,578	353,868
		1,031,193
Industrials – 0.3%
Genesee & Wyoming, Inc., 2024 Term Loan B (3 month CME Term SOFR + 2.000%) 6.604%, 04/10/2031	400,000	399,000
United Airlines, Inc., 2024 Term Loan B (3 month CME Term SOFR + 2.750%) 8.033%, 02/22/2031	208,950	209,015
		608,015
Information technology – 0.9%
Dcert Buyer, Inc., 2021 2nd Lien Term Loan (1 month CME Term SOFR + 7.000%) 11.845%, 02/19/2029	820,000	699,345
MRI Software LLC, 2020 Term Loan (3 month CME Term SOFR + 4.750%) 10.185%, 02/10/2027	60,961	59,741
MRI Software LLC, 2020 Term Loan B (3 month CME Term SOFR + 4.750%) 9.354%, 02/10/2027	105,989	103,869
Neptune Bidco US, Inc., 2022 USD Term Loan B (3 month CME Term SOFR + 5.000%) 10.404%, 04/11/2029	207,375	194,267
Vericast Corp., 2024 Extended Term Loan (3 month CME Term SOFR + 7.750%) 12.418%, 06/16/2026	685,913	665,335
		1,722,557
Materials – 0.2%
Arctic Canadian Diamond Company, Ltd., 2nd Lien PIK Term Loan (10.000% Cash or 12.500% PIK) 10.000%, 12/31/2027 (G)	488,697	456,883
TOTAL TERM LOANS (Cost $8,125,111)		$7,675,204

62

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES – 6.0%
1988 CLO, Ltd. Series 2024-5A, Class D1 (3 month CME Term SOFR + 3.300%) 8.625%, 07/15/2037 (A)(H)	$220,000	$220,113
Aimco CLO, Ltd. Series 2020-12A, Class DR (3 month CME Term SOFR + 2.900%) 8.186%, 01/17/2032 (A)(H)	350,000	350,519
AMMC CLO, Ltd. Series 2024-30A, Class D (3 month CME Term SOFR + 4.500%) 9.791%, 01/15/2037 (A)(H)	190,000	190,840
Balboa Bay Loan Funding, Ltd. Series 2020-1A, Class ER (3 month CME Term SOFR + 6.662%) 11.944%, 01/20/2032 (A)(H)	500,000	499,968
Ballyrock CLO, Ltd. Series 2022-19A, Class D (3 month CME Term SOFR + 7.110%) 12.392%, 04/20/2035 (A)(H)	710,000	695,286
Barings CLO, Ltd. Series 2018-3A, Class D (3 month CME Term SOFR + 3.162%) 8.444%, 07/20/2029 (A)(H)	250,000	251,333
Battalion CLO, Ltd. Series 2021-20A, Class D (3 month CME Term SOFR + 3.362%) 8.663%, 07/15/2034 (A)(H)	250,000	244,468
Blueberry Park CLO, Ltd. Series 2024-1A, Class D1 (3 month CME Term SOFR + 2.900%) 8.026%, 10/20/2037 (A)(H)	220,000	220,270
Carlyle Global Market Strategies CLO, Ltd. Series 2015-1A, Class DR3 (3 month CME Term SOFR + 3.212%) 8.494%, 07/20/2031 (A)(H)	250,000	250,188
CarVal CLO XI C, Ltd. Series 2024-3A, Class D1 (3 month CME Term SOFR + 3.000%) 7.571%, 10/20/2037 (A)(H)	430,000	431,089
CIFC Funding, Ltd. Series 2017-5A, Class DR (3 month CME Term SOFR + 3.050%) 8.382%, 07/17/2037 (A)(H)	180,000	180,420
Galaxy XXVI CLO, Ltd. Series 2018-26A, Class DR (3 month CME Term SOFR + 2.950%) 8.071%, 11/22/2031 (A)(H)	160,000	160,144
GoldenTree Loan Management US CLO, Ltd. Series 2022-16A, Class DR (3 month CME Term SOFR + 4.750%) 10.032%, 01/20/2034 (A)(H)	390,000	394,887
Greenwood Park CLO, Ltd.
Series 2018-1A, Class D (3 month CME Term SOFR + 2.762%) 8.063%, 04/15/2031 (A)(H)	290,000	290,701
Series 2018-1A, Class E (3 month CME Term SOFR + 5.212%) 10.513%, 04/15/2031 (A)(H)	250,000	246,875
Greywolf CLO IV, Ltd. Series 2019-1A, Class CR (3 month CME Term SOFR + 3.910%) 9.196%, 04/17/2034 (A)(H)	250,000	250,092
High Yield Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
HalseyPoint CLO 3, Ltd. Series 2020-3A, Class D1R (3 month CME Term SOFR + 4.300%) 9.457%, 07/30/2037 (A)(H)	$360,000	$360,988
Hayfin US XV, Ltd. Series 2024-15A, Class D1 (3 month CME Term SOFR + 4.260%) 9.597%, 04/28/2037 (A)(H)	250,000	254,718
Madison Park Funding XXIV, Ltd. Series 2016-24A, Class DR2 (3 month CME Term SOFR + 2.950%) 8.232%, 10/20/2029 (A)(H)	310,000	311,106
Magnetite XII, Ltd. Series 2015-12A, Class ER (3 month CME Term SOFR + 5.942%) 11.243%, 10/15/2031 (A)(H)	300,000	300,552
Magnetite XXIV, Ltd. Series 2019-24A, Class ER (3 month CME Term SOFR + 6.400%) 11.701%, 04/15/2035 (A)(H)	250,000	250,318
Mountain View CLO IX, Ltd. Series 2015-9A, Class CR (3 month CME Term SOFR + 3.382%) 8.683%, 07/15/2031 (A)(H)	250,000	242,023
Mountain View CLO XVI, Ltd. Series 2022-1A, Class DR (3 month CME Term SOFR + 4.190%) 9.491%, 04/15/2034 (A)(H)	310,000	312,325
Neuberger Berman CLO XVIII, Ltd. Series 2014-18A, Class DR2 (3 month CME Term SOFR + 6.182%) 11.464%, 10/21/2030 (A)(H)	250,000	250,222
Neuberger Berman CLO XVI-S, Ltd. Series 2017-16SA, Class DR (3 month CME Term SOFR + 3.162%) 8.463%, 04/15/2034 (A)(H)	400,000	400,409
Neuberger Berman Loan Advisers CLO, Ltd. Series 2017-25A, Class D1R2 (3 month CME Term SOFR + 3.100%) 8.423%, 07/18/2038 (A)(H)	250,000	251,620
Oaktree CLO, Ltd. Series 2022-2A, Class DR (3 month CME Term SOFR + 4.500%) 9.801%, 07/15/2033 (A)(H)	450,000	451,512
Ocean Trails CLO XII, Ltd. Series 2022-12A, Class D1R (3 month CME Term SOFR + 3.500%) 8.646%, 07/20/2035 (A)(H)	170,000	170,168
Octagon 55, Ltd. Series 2021-1A, Class D (3 month CME Term SOFR + 3.362%) 8.644%, 07/20/2034 (A)(H)	360,000	360,213
OHA Credit Funding, Ltd.
Series 2020-7A, Class DR (3 month CME Term SOFR + 3.100%) 8.379%, 02/24/2037 (A)(H)	250,000	250,230
Series 2022-11A, Class D1R (3 month CME Term SOFR + 2.850%) 8.056%, 07/19/2037 (A)(H)	270,000	270,195
Palmer Square CLO, Ltd. Series 2022-3A, Class D1R (3 month CME Term SOFR + 2.950%) 8.135%, 07/20/2037 (A)(H)	380,000	382,000

63

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Palmer Square Loan Funding, Ltd. Series 2022-3A, Class CR (3 month CME Term SOFR + 3.000%) 8.301%, 04/15/2031 (A)(H)	$290,000	$290,330
Sculptor CLO XXVI, Ltd. Series 2026-A, Class E (3 month CME Term SOFR + 7.512%) 12.794%, 07/20/2034 (A)(H)	280,000	270,644
Symphony CLO, Ltd. Series 2023-40A, Class D (3 month CME Term SOFR + 5.000%) 10.301%, 01/14/2034 (A)(H)	160,000	160,746
Trinitas CLO XXVI, Ltd. Series 2023-26A, Class D (3 month CME Term SOFR + 4.500%) 9.782%, 01/20/2035 (A)(H)	500,000	503,987
Voya CLO III, Ltd. Series 2020-3A, Class DR (3 month CME Term SOFR + 3.512%) 8.794%, 10/20/2034 (A)(H)	500,000	500,739
TOTAL ASSET BACKED SECURITIES (Cost $11,258,937)		$11,422,238
COMMON STOCKS – 0.2%
Communication services – 0.0%
New Cotai, Inc., Class B (G)(I)(J)	3	0
Energy – 0.2%
Chord Energy Corp.	2,636	343,288
KCAD Holdings I, Ltd. (G)(I)(J)	165,553,563	166
MWO Holdings LLC (G)(I)(J)	445	2,768
Permian Production (G)(J)	19,583	11,750
		357,972
Health care – 0.0%
Endo, Inc. (J)	3,700	94,276
TOTAL COMMON STOCKS (Cost $2,059,001)		$452,248
ESCROW SHARES – 0.0%
Arctic Canadian Diamonds Holding Units (G)(J)	494	47,071
TOTAL ESCROW SHARES (Cost $0)		$47,071
ESCROW CERTIFICATES – 0.0%
Adelphia Communications Corp. (G)(J)	$3,000,000	0
Adelphia Communications Corp. (G)(J)	2,050,000	0
Adelphia Communications Corp. (G)(J)	1,025,000	0
Magellan Health, Inc. (G)(J)	1,930,000	0
Par Pharmaceutical, Inc. (G)(J)	720,000	23,616
TOTAL ESCROW CERTIFICATES (Cost $338,778)		$23,616
High Yield Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 7.6%
Short-term funds – 7.6%
John Hancock Collateral Trust, 4.8110% (K)(L)	1,393,482	$13,938,439
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.9388% (K)	308,095	308,095
TOTAL SHORT-TERM INVESTMENTS (Cost $14,243,933)		$14,246,534
Total Investments (High Yield Trust) (Cost $208,926,912) – 105.1%		$198,403,394
Other assets and liabilities, net – (5.1%)		(9,672,589)
TOTAL NET ASSETS – 100.0%		$188,730,805
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $148,998,571 or 78.9% of the fund's net assets as of 9-30-24.
(B)	All or a portion of this security is on loan as of 9-30-24. The value of securities on loan amounted to $13,644,027.
(C)	Non-income producing - Issuer is in default.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(I)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to Portfolio of Investments.
(J)	Non-income producing security.
(K)	The rate shown is the annualized seven-day yield as of 9-30-24.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	81	Long	Dec 2024	$8,887,470	$8,900,508	$13,038
						$13,038

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
64

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	29,448	USD	21,275	BNP	10/18/2024	$507	—
EUR	442,617	USD	481,372	BNP	10/18/2024	11,650	—
MXN	195,721	USD	10,714	JPM	10/18/2024	—	$(797)
						$12,157	$(797)

SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	General Motors Company	380,000	USD	$380,000	5.000%	Quarterly	Jun 2029	$(57,005)	$(5,312)	$(62,317)
Centrally cleared	OneMain Finance Corp.	442,000	USD	442,000	5.000%	Quarterly	Jun 2029	(48,514)	(1,360)	(49,874)
Centrally cleared	Transocean, Inc.	768,000	USD	768,000	1.000%	Quarterly	Jun 2029	92,593	22,798	115,391
				$1,590,000				$(12,926)	$16,126	$3,200
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.42	3.049%	1,794,000	USD	$1,794,000	5.000%	Quarterly	Jun 2029	$111,192	$31,287	$142,479
Centrally cleared	Ford Motor Company	1.668%	1,180,000	USD	1,180,000	5.000%	Quarterly	Jun 2029	160,118	8,079	168,197
Centrally cleared	Nabors Industries, Inc.	6.344%	768,000	USD	768,000	1.000%	Quarterly	Jun 2029	(132,147)	(20,547)	(152,694)
Centrally cleared	American Airlines Group Inc.	6.291%	800,000	USD	800,000	5.000%	Quarterly	Dec 2029	(54,401)	15,143	(39,258)
Centrally cleared	American Axle & Manufacturing, Inc.	4.395%	372,000	USD	372,000	5.000%	Quarterly	Dec 2029	12,865	(2,680)	10,185
Centrally cleared	Calpine Corp.	1.619%	800,000	USD	800,000	5.000%	Quarterly	Dec 2029	119,478	6,225	125,703
Centrally cleared	CDX.NA.HY.43	3.292%	1,760,000	USD	1,760,000	5.000%	Quarterly	Dec 2029	127,924	4,125	132,049
					$7,474,000				$345,029	$41,632	$386,661
Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
MXN	Mexican Peso
USD	U.S. Dollar
Derivatives Abbreviations
BNP	BNP Paribas
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
International Equity Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.7%
Australia - 4.7%
Ampol, Ltd.	8,214	$173,266
ANZ Group Holdings, Ltd.	105,475	2,216,648
APA Group	46,121	246,826
Aristocrat Leisure, Ltd.	20,772	838,657
ASX, Ltd.	6,673	294,313
BHP Group, Ltd.	178,636	5,545,945
BlueScope Steel, Ltd.	15,384	234,835
Brambles, Ltd.	49,445	649,002
carsales.com, Ltd.	12,240	316,604
Cochlear, Ltd.	2,361	459,450
Coles Group, Ltd.	47,179	588,155
Commonwealth Bank of Australia	58,959	5,499,432
Computershare, Ltd.	18,728	326,482
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
CSL, Ltd.	17,022	$3,362,405
Dexus	39,487	206,029
Endeavour Group, Ltd.	52,840	182,727
Fortescue, Ltd.	59,389	837,654
Goodman Group	59,945	1,529,133
Insurance Australia Group, Ltd.	88,042	447,433
Macquarie Group, Ltd.	12,829	2,052,783
Medibank Private, Ltd.	99,625	251,348
Mineral Resources, Ltd.	6,161	219,661
Mirvac Group	141,329	209,048
MMG, Ltd. (A)	151,200	52,511
National Australia Bank, Ltd.	109,401	2,832,417
Northern Star Resources, Ltd.	39,419	431,804

65

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Orica, Ltd.	16,904	$215,930
Origin Energy, Ltd.	60,705	420,508
Pilbara Minerals, Ltd. (A)(B)	98,494	221,540
Pro Medicus, Ltd.	2,023	248,999
Qantas Airways, Ltd. (A)	31,854	162,598
QBE Insurance Group, Ltd.	52,392	598,238
Ramsay Health Care, Ltd.	6,861	196,936
REA Group, Ltd.	1,952	270,120
Reece, Ltd.	7,679	150,593
Rio Tinto, Ltd.	13,019	1,151,467
Santos, Ltd.	113,901	551,896
Scentre Group	178,901	449,737
SEEK, Ltd.	11,910	203,877
Seven Group Holdings, Ltd.	6,916	204,246
Sonic Healthcare, Ltd.	16,282	306,242
South32, Ltd.	112,851	289,452
South32, Ltd. (London Stock Exchange)	48,980	124,531
Stockland	87,409	315,270
Suncorp Group, Ltd.	44,815	559,615
Telstra Group, Ltd.	142,830	382,288
The GPT Group	71,628	245,599
The Lottery Corp., Ltd.	82,609	291,215
Transurban Group	108,310	978,587
Treasury Wine Estates, Ltd.	29,128	240,464
Vicinity, Ltd.	148,057	225,584
Washington H. Soul Pattinson & Company, Ltd.	8,229	197,106
Wesfarmers, Ltd.	39,797	1,932,572
Westpac Banking Corp.	122,801	2,683,502
WiseTech Global, Ltd.	5,743	543,840
Woodside Energy Group, Ltd.	66,590	1,147,825
Woolworths Group, Ltd.	42,842	984,474
		46,499,419
Austria - 0.1%
Erste Group Bank AG	12,059	660,816
OMV AG	5,543	237,131
Verbund AG	2,442	202,046
voestalpine AG	4,357	113,214
		1,213,207
Belgium - 0.5%
Ageas SA/NV	5,462	291,448
Anheuser-Busch InBev SA/NV	31,652	2,097,494
D'ieteren Group	850	179,990
Elia Group SA/NV	1,148	131,205
Groupe Bruxelles Lambert NV	3,220	250,917
KBC Group NV	8,042	639,807
Lotus Bakeries NV	14	187,868
Sofina SA	537	151,760
Syensqo SA	2,508	222,254
UCB SA	4,453	803,844
Warehouses De Pauw CVA	6,048	161,390
		5,117,977
Brazil - 1.0%
Ambev SA	165,730	397,920
Atacadao SA (A)	21,800	37,016
B3 SA - Brasil Bolsa Balcao	196,921	387,140
Banco Bradesco SA	56,324	135,338
Banco BTG Pactual SA	40,604	247,975
Banco do Brasil SA	60,326	300,982
BB Seguridade Participacoes SA	24,400	159,003
BRF SA (A)	20,700	89,865
Caixa Seguridade Participacoes SA	20,700	55,287
CCR SA	40,100	89,067
Centrais Eletricas Brasileiras SA	42,847	309,494
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
Centrais Eletricas Brasileiras SA, ADR	1,429	$11,303
Cia de Saneamento Basico do Estado de Sao Paulo	12,170	201,951
Cia Siderurgica Nacional SA	10,900	25,791
Cia Siderurgica Nacional SA, ADR	11,800	28,202
Cosan SA	40,344	96,866
CPFL Energia SA	7,900	49,204
Embraer SA (A)	24,600	216,617
Energisa SA	8,850	72,763
Engie Brasil Energia SA	7,275	56,689
Equatorial Energia SA	39,902	238,048
Hapvida Participacoes e Investimentos SA (A)(C)	167,399	122,914
Hypera SA	14,108	67,928
JBS SA	27,373	158,931
Klabin SA	26,400	101,235
Localiza Rent a Car SA	32,451	244,230
Natura & Company Holding SA	31,629	81,573
NU Holdings, Ltd., Class A (A)	103,900	1,418,235
PagSeguro Digital, Ltd., Class A (A)	7,000	60,270
Petroleo Brasileiro SA	130,529	940,924
PRIO SA	27,700	220,321
Raia Drogasil SA	44,036	206,046
Rede D'Or Sao Luiz SA (C)	19,600	111,281
Rumo SA	45,451	166,863
Sendas Distribuidora SA (A)	46,190	63,337
StoneCo, Ltd., Class A (A)	8,800	99,088
Suzano SA	24,163	241,466
Suzano SA, ADR (B)	3,164	31,640
Telefonica Brasil SA	9,652	98,899
Telefonica Brasil SA, ADR	6,017	61,795
TIM SA	28,020	96,337
TOTVS SA	17,746	93,035
Ultrapar Participacoes SA	25,400	98,892
Vale SA	119,350	1,391,398
Vibra Energia SA	35,500	152,486
WEG SA	58,916	588,219
XP, Inc., Class A	13,000	233,220
		10,357,084
Canada - 7.6%
Agnico Eagle Mines, Ltd.	17,661	1,422,726
Air Canada (A)	7,300	88,467
Alimentation Couche-Tard, Inc.	27,000	1,492,691
AltaGas, Ltd.	10,300	254,977
ARC Resources, Ltd.	20,700	349,885
Bank of Montreal	25,977	2,344,067
Barrick Gold Corp.	43,777	870,717
Barrick Gold Corp. (London Stock Exchange)	18,057	359,434
BCE, Inc.	2,924	101,657
Brookfield Asset Management, Ltd., Class A	12,268	579,996
Brookfield Corp. (A)	47,772	2,537,220
BRP, Inc.	1,300	77,368
CAE, Inc. (A)	12,000	225,280
Cameco Corp.	15,100	721,366
Canadian Apartment Properties REIT	3,400	138,242
Canadian Imperial Bank of Commerce	33,057	2,027,734
Canadian National Railway Company	19,200	2,248,293
Canadian Natural Resources, Ltd.	75,520	2,507,748
Canadian Pacific Kansas City, Ltd.	32,800	2,805,262
Canadian Tire Corp., Ltd., Class A	1,800	215,728
Canadian Utilities, Ltd., Class A	4,600	122,138
CCL Industries, Inc., Class B	5,400	329,203
Cenovus Energy, Inc.	49,502	827,931

66

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
CGI, Inc. (A)	7,200	$828,470
Constellation Software, Inc.	700	2,277,349
Dollarama, Inc.	9,900	1,014,120
Element Fleet Management Corp.	13,500	287,079
Emera, Inc.	10,000	394,026
Empire Company, Ltd., Class A	4,900	149,741
Enbridge, Inc.	74,900	3,042,631
Fairfax Financial Holdings, Ltd.	719	907,845
First Quantum Minerals, Ltd. (A)	24,554	334,782
FirstService Corp.	1,500	274,069
Fortis, Inc.	17,826	809,943
Franco-Nevada Corp.	6,778	841,856
George Weston, Ltd.	2,099	352,304
GFL Environmental, Inc.	7,900	315,135
Gildan Activewear, Inc.	6,000	282,421
Great-West Lifeco, Inc.	9,900	337,601
Hydro One, Ltd. (C)	11,900	412,490
iA Financial Corp., Inc.	3,500	290,103
IGM Financial, Inc.	3,000	90,014
Imperial Oil, Ltd.	6,630	466,446
Intact Financial Corp.	6,300	1,209,738
Ivanhoe Mines, Ltd., Class A (A)	23,800	354,066
Keyera Corp.	8,500	265,034
Kinross Gold Corp.	45,229	423,714
Loblaw Companies, Ltd.	5,540	737,656
Lundin Mining Corp.	23,200	243,073
Magna International, Inc.	9,500	389,708
Manulife Financial Corp. (D)	63,400	1,873,709
MEG Energy Corp.	9,800	184,124
Metro, Inc.	7,957	502,972
National Bank of Canada	11,900	1,123,965
Nutrien, Ltd.	17,390	835,651
Onex Corp.	2,700	189,117
Open Text Corp.	9,700	322,891
Pan American Silver Corp.	12,800	267,272
Parkland Corp.	5,416	139,600
Pembina Pipeline Corp.	20,398	840,836
Power Corp. of Canada	20,512	647,005
Quebecor, Inc., Class B	6,400	167,092
Restaurant Brands International, Inc.	10,546	760,978
Rogers Communications, Inc., Class B	12,741	512,297
Royal Bank of Canada	49,548	6,184,112
Saputo, Inc.	9,100	196,406
Shopify, Inc., Class A (A)	42,500	3,404,839
Stantec, Inc.	4,000	321,668
Sun Life Financial, Inc.	20,500	1,189,120
Suncor Energy, Inc.	45,335	1,673,351
TC Energy Corp.	36,346	1,727,742
Teck Resources, Ltd., Class B	16,161	844,107
TELUS Corp.	17,016	285,477
TFI International, Inc.	2,800	383,526
The Bank of Nova Scotia	43,083	2,347,433
The Descartes Systems Group, Inc. (A)	2,900	298,416
The Toronto-Dominion Bank	61,184	3,868,872
Thomson Reuters Corp.	5,554	947,356
TMX Group, Ltd.	10,000	313,431
Toromont Industries, Ltd.	3,200	312,369
Tourmaline Oil Corp.	11,800	548,011
West Fraser Timber Company, Ltd.	2,100	204,604
Wheaton Precious Metals Corp.	15,870	969,250
WSP Global, Inc.	4,400	781,716
		75,148,859
Chile - 0.2%
Antofagasta PLC	13,585	366,182
Banco de Chile	1,538,226	196,444
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chile (continued)
Banco de Credito e Inversiones SA	2,615	$81,383
Banco Santander Chile, ADR	5,508	114,346
Cencosud SA	42,702	86,196
Empresas CMPC SA	38,455	66,854
Empresas COPEC SA	13,196	88,337
Enel Americas SA	726,053	74,109
Enel Chile SA, ADR	18,222	50,839
Falabella SA (A)	29,974	111,069
Latam Airlines Group SA	6,198,376	79,735
Sociedad Quimica y Minera de Chile SA, ADR (B)	4,430	184,642
		1,500,136
China - 7.2%
360 Security Technology, Inc., Class A	14,500	18,091
37 Interactive Entertainment Network Technology Group Company, Ltd., Class A	4,700	11,842
AAC Technologies Holdings, Inc.	27,342	111,471
Advanced Micro-Fabrication Equipment, Inc., Class A	1,253	29,132
AECC Aviation Power Company, Ltd., Class A	5,500	32,162
Agricultural Bank of China, Ltd., Class A	165,700	112,835
Agricultural Bank of China, Ltd., H Shares	1,000,000	466,572
Aier Eye Hospital Group Company, Ltd., Class A	19,585	43,857
Air China, Ltd., Class A (A)	23,600	26,254
Akeso, Inc. (A)(C)	21,000	184,155
Alibaba Group Holding, Ltd.	522,900	6,948,675
Alibaba Group Holding, Ltd., ADR	1,300	137,956
Aluminum Corp. of China, Ltd., A Shares	29,100	36,299
Aluminum Corp. of China, Ltd., H Shares	131,220	102,967
Angel Yeast Company, Ltd., Class A	1,800	9,271
Anhui Conch Cement Company, Ltd., Class A	8,900	32,905
Anhui Conch Cement Company, Ltd., H Shares	44,290	129,147
Anhui Gujing Distillery Company, Ltd., B Shares	3,600	57,458
Anhui Gujing Distillery Company, Ltd., Class A	900	25,778
Anhui Jianghuai Automobile Group Corp., Ltd., Class A	4,500	15,896
Anhui Yingjia Distillery Company, Ltd., Class A	1,400	14,345
Anker Innovations Technology Company, Ltd., Class A	1,040	12,391
ANTA Sports Products, Ltd.	44,200	523,233
Asymchem Laboratories Tianjin Company, Ltd., Class A	700	8,230
Autobio Diagnostics Company, Ltd., Class A	1,200	8,183
Autohome, Inc., ADR	2,600	84,812
Avary Holding Shenzhen Company, Ltd., Class A	4,000	20,196
AviChina Industry & Technology Company, Ltd., H Shares	72,000	35,001
BAIC BluePark New Energy Technology Company, Ltd., Class A (A)	11,600	13,182
Baidu, Inc., Class A (A)	80,300	1,055,753
Bank of Beijing Company, Ltd., Class A	47,000	38,950

67

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Bank of Changsha Company, Ltd., Class A	8,400	$9,956
Bank of Chengdu Company, Ltd., Class A	7,700	17,186
Bank of China, Ltd., Class A	78,100	55,372
Bank of China, Ltd., H Shares	2,785,563	1,300,857
Bank of Communications Company, Ltd., Class A	87,300	91,419
Bank of Communications Company, Ltd., H Shares	308,527	234,672
Bank of Hangzhou Company, Ltd., Class A	11,400	22,730
Bank of Jiangsu Company, Ltd., Class A	33,410	39,743
Bank of Nanjing Company, Ltd., Class A	21,500	33,443
Bank of Ningbo Company, Ltd., Class A	13,750	49,794
Bank of Shanghai Company, Ltd., Class A	31,610	35,400
Baoshan Iron & Steel Company, Ltd., Class A	41,300	40,630
Beijing Kingsoft Office Software, Inc., Class A	935	35,108
Beijing New Building Materials PLC, Class A	3,500	16,338
Beijing Roborock Technology Company, Ltd., Class A	382	15,019
Beijing Tiantan Biological Products Corp., Ltd., Class A	4,080	14,547
Beijing Tongrentang Company, Ltd., Class A	2,800	16,680
Beijing Wantai Biological Pharmacy Enterprise Company, Ltd., Class A	1,800	20,897
Beijing-Shanghai High Speed Railway Company, Ltd., Class A	100,700	86,203
Bethel Automotive Safety Systems Company, Ltd., Class A	1,260	8,700
Bilibili, Inc., Class Z (A)	7,960	183,083
Bloomage Biotechnology Corp., Ltd., Class A	1,000	9,928
BOC International China Company, Ltd., Class A	5,800	10,337
BOE Technology Group Company, Ltd., Class A	75,300	47,648
BYD Company, Ltd., Class A	4,000	172,599
BYD Company, Ltd., H Shares	36,605	1,305,992
BYD Electronic International Company, Ltd.	26,500	109,605
By-health Company, Ltd., Class A	3,500	7,370
Caitong Securities Company, Ltd., Class A	9,600	11,816
Cambricon Technologies Corp., Ltd., Class A (A)	844	34,690
Cathay Biotech, Inc., Class A	1,211	8,089
CGN Power Company, Ltd., Class A	32,300	20,657
CGN Power Company, Ltd., H Shares (C)	364,000	139,820
Changchun High & New Technology Industry Group, Inc., Class A	800	12,465
Changjiang Securities Company, Ltd., Class A	11,500	11,710
Changzhou Xingyu Automotive Lighting Systems Company, Ltd., Class A	600	12,558
Chaozhou Three-Circle Group Company, Ltd., Class A	3,900	20,546
China CITIC Bank Corp., Ltd., H Shares	310,800	197,305
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Coal Energy Company, Ltd., H Shares	70,000	$86,691
China Communications Services Corp., Ltd., H Shares	129,600	69,574
China Construction Bank Corp., Class A	15,400	17,321
China Construction Bank Corp., H Shares	3,372,914	2,515,183
China CSSC Holdings, Ltd., Class A	9,100	53,955
China Eastern Airlines Corp., Ltd., Class A (A)	35,500	20,802
China Energy Engineering Corp., Ltd., Class A	65,700	22,424
China Everbright Bank Company, Ltd., Class A	88,600	45,201
China Everbright Bank Company, Ltd., H Shares	120,000	40,600
China Feihe, Ltd. (C)	119,000	89,324
China Galaxy Securities Company, Ltd., Class A	9,000	19,492
China Galaxy Securities Company, Ltd., H Shares	129,500	119,696
China Great Wall Securities Company, Ltd., Class A	8,400	10,910
China Greatwall Technology Group Company, Ltd., Class A (A)	6,500	9,559
China Hongqiao Group, Ltd.	100,000	164,041
China Huishan Dairy Holdings Company, Ltd. (A)(E)	225,000	0
China International Capital Corp., Ltd., Class A	4,000	21,712
China International Capital Corp., Ltd., H Shares (C)	52,000	91,465
China Jushi Company, Ltd., Class A	8,100	13,461
China Life Insurance Company, Ltd., Class A	4,500	27,950
China Life Insurance Company, Ltd., H Shares	255,624	503,449
China Literature, Ltd. (A)(C)	14,000	57,422
China Longyuan Power Group Corp., Ltd., H Shares	114,000	102,163
China Mengniu Dairy Company, Ltd.	108,004	253,340
China Merchants Bank Company, Ltd., Class A	45,900	242,537
China Merchants Bank Company, Ltd., H Shares	136,823	663,026
China Merchants Energy Shipping Company, Ltd., Class A	16,500	18,793
China Merchants Expressway Network & Technology Holdings Company, Ltd., Class A	6,500	11,665
China Merchants Securities Company, Ltd., Class A	16,510	45,286
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	17,600	30,369
China Minsheng Banking Corp., Ltd., Class A	78,880	44,986
China Minsheng Banking Corp., Ltd., H Shares	230,496	93,414
China National Building Material Company, Ltd., H Shares	138,000	59,902
China National Chemical Engineering Company, Ltd., Class A	12,700	14,766
China National Nuclear Power Company, Ltd., Class A	38,300	60,612

68

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China National Software & Service Company, Ltd., Class A (A)	1,800	$10,650
China Northern Rare Earth Group High-Tech Company, Ltd., Class A	7,300	21,331
China Oilfield Services, Ltd., H Shares	56,000	51,374
China Pacific Insurance Group Company, Ltd., Class A	14,000	76,950
China Pacific Insurance Group Company, Ltd., H Shares	94,100	333,216
China Petroleum & Chemical Corp., Class A	56,700	55,873
China Petroleum & Chemical Corp., H Shares	873,361	537,024
China Railway Group, Ltd., Class A	42,700	39,673
China Railway Group, Ltd., H Shares	144,000	74,598
China Railway Signal & Communication Corp., Ltd., Class A	14,917	13,318
China Rare Earth Resources and Technology Company, Ltd., Class A	2,200	8,785
China Resources Microelectronics, Ltd., Class A	2,675	17,841
China Resources Mixc Lifestyle Services, Ltd. (C)	23,400	102,908
China Resources Pharmaceutical Group, Ltd. (C)	53,000	40,752
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	2,600	17,540
China Shenhua Energy Company, Ltd., Class A	13,400	82,580
China Shenhua Energy Company, Ltd., H Shares	117,000	521,088
China Southern Airlines Company, Ltd., Class A (A)	23,300	21,558
China State Construction Engineering Corp., Ltd., Class A	93,340	81,433
China Three Gorges Renewables Group Company, Ltd., Class A	58,700	40,359
China Tourism Group Duty Free Corp., Ltd., Class A	4,300	46,565
China Tower Corp., Ltd., H Shares (C)	1,496,000	196,569
China United Network Communications, Ltd., Class A	64,400	48,897
China Vanke Company, Ltd., Class A (A)	21,600	29,437
China Vanke Company, Ltd., H Shares (A)	74,500	70,146
China XD Electric Company, Ltd., Class A	10,600	13,116
China Yangtze Power Company, Ltd., Class A	48,900	209,066
China Zheshang Bank Company, Ltd., Class A	43,700	18,240
Chongqing Brewery Company, Ltd., Class A	1,000	9,856
Chongqing Changan Automobile Company, Ltd., Class A	16,800	35,203
Chongqing Rural Commercial Bank Company, Ltd., Class A	18,400	14,184
Chongqing Zhifei Biological Products Company, Ltd., Class A	4,650	21,923
Citic Pacific Special Steel Group Company, Ltd., Class A	7,100	13,682
CITIC Securities Company, Ltd., Class A	25,185	96,312
CITIC Securities Company, Ltd., H Shares	61,825	160,886
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
CITIC, Ltd.	207,967	$241,743
CMOC Group, Ltd., Class A	28,400	34,648
CMOC Group, Ltd., H Shares	129,000	124,532
CNGR Advanced Material Company, Ltd., Class A	1,960	11,115
CNPC Capital Company, Ltd., Class A	17,300	17,970
Contemporary Amperex Technology Company, Ltd., Class A	9,320	327,542
COSCO SHIPPING Energy Transportation Company, Ltd., Class A	7,200	16,140
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	44,000	53,277
COSCO SHIPPING Holdings Company, Ltd., Class A	26,000	57,671
COSCO SHIPPING Holdings Company, Ltd., H Shares	101,600	169,767
CRRC Corp., Ltd., Class A	49,300	56,937
CRRC Corp., Ltd., H Shares	145,000	94,377
CSC Financial Company, Ltd., Class A	9,000	33,955
CSPC Innovation Pharmaceutical Company, Ltd., Class A	2,880	12,423
CSPC Pharmaceutical Group, Ltd.	303,120	232,134
Daqin Railway Company, Ltd., Class A	30,700	29,885
Dong-E-E-Jiao Company, Ltd., Class A	1,300	11,382
Dongfang Electric Corp., Ltd., Class A	5,800	12,976
East Money Information Company, Ltd., Class A	30,896	88,008
Eastroc Beverage Group Company, Ltd., Class A	500	19,245
Ecovacs Robotics Company, Ltd., Class A	2,300	16,657
Empyrean Technology Company, Ltd., Class A	800	10,503
ENN Energy Holdings, Ltd.	27,900	209,590
ENN Natural Gas Company, Ltd., Class A	5,400	15,770
Eoptolink Technology, Inc., Ltd., Class A	1,500	27,850
Eve Energy Company, Ltd., Class A	4,181	28,728
Everbright Securities Company, Ltd., Class A	8,700	23,592
Everdisplay Optronics Shanghai Company, Ltd., Class A (A)	23,977	8,601
Flat Glass Group Company, Ltd., Class A	3,300	9,423
Focus Media Information Technology Company, Ltd., Class A	32,700	32,651
Foshan Haitian Flavouring & Food Company, Ltd., Class A	10,296	69,703
Fosun International, Ltd.	85,000	54,106
Founder Securities Company, Ltd., Class A	16,700	22,041
Foxconn Industrial Internet Company, Ltd., Class A	27,100	96,554
Fuyao Glass Industry Group Company, Ltd., Class A	4,500	37,272
Fuyao Glass Industry Group Company, Ltd., H Shares (C)	20,800	139,787
GalaxyCore, Inc., Class A	3,600	7,528
Ganfeng Lithium Group Company, Ltd., Class A	3,360	16,281
GD Power Development Company, Ltd., Class A	36,100	28,013
GEM Company, Ltd., Class A	10,700	10,808
Genscript Biotech Corp. (A)	40,000	70,857

69

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
GF Securities Company, Ltd., Class A	13,200	$31,194
Giant Biogene Holding Company, Ltd. (C)	10,200	65,993
GigaDevice Semiconductor, Inc., Class A (A)	1,372	17,159
GoerTek, Inc., Class A	5,200	16,709
Goldwind Science & Technology Company, Ltd., Class A	7,700	10,898
Goneo Group Company, Ltd., Class A	1,305	15,378
Gotion High-tech Company, Ltd., Class A	3,700	12,111
Great Wall Motor Company, Ltd., Class A	5,000	21,342
Great Wall Motor Company, Ltd., H Shares	81,500	149,688
Gree Electric Appliances, Inc. of Zhuhai, Class A	5,700	38,628
GRG Banking Equipment Company, Ltd., Class A	5,200	8,608
Guangdong Haid Group Company, Ltd., Class A	3,500	23,785
Guanghui Energy Company, Ltd., Class A	13,500	13,757
Guangzhou Automobile Group Company, Ltd., Class A	10,000	12,469
Guangzhou Automobile Group Company, Ltd., H Shares	100,310	39,047
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., Class A	2,300	9,985
Guangzhou Haige Communications Group, Inc. Company, Class A	5,200	7,823
Guangzhou Tinci Materials Technology Company, Ltd., Class A	3,900	10,153
Guosen Securities Company, Ltd., Class A	13,300	22,293
Guotai Junan Securities Company, Ltd., Class A (E)	16,700	34,990
Guoyuan Securities Company, Ltd., Class A	9,100	11,375
H World Group, Ltd., ADR	7,100	264,120
Haidilao International Holding, Ltd. (C)	56,000	134,022
Haier Smart Home Company, Ltd., Class A	13,600	61,475
Haier Smart Home Company, Ltd., H Shares	83,800	328,250
Hainan Airlines Holding Company, Ltd., Class A (A)	87,600	16,009
Hainan Airport Infrastructure Company, Ltd., Class A (A)	23,700	12,851
Haitian International Holdings, Ltd.	21,000	67,012
Haitong Securities Company, Ltd., Class A (E)	18,000	22,500
Haitong Securities Company, Ltd., H Shares (E)	113,200	53,296
Hangzhou First Applied Material Company, Ltd., Class A	7,683	19,159
Hangzhou Silan Microelectronics Company, Ltd., Class A (A)	2,600	8,312
Hangzhou Tigermed Consulting Company, Ltd., A Shares	1,700	16,559
Hansoh Pharmaceutical Group Company, Ltd. (C)	40,000	106,783
Hebei Yangyuan Zhihui Beverage Company, Ltd., Class A	2,600	8,497
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Henan Shenhuo Coal Industry & Electricity Power Company, Ltd., Class A	4,700	$13,249
Henan Shuanghui Investment & Development Company, Ltd., Class A	7,200	27,661
Hengan International Group Company, Ltd.	25,000	85,381
Hengli Petrochemical Company, Ltd., Class A	14,600	32,404
Hengtong Optic-electric Company, Ltd., Class A	5,100	12,222
Hisense Home Appliances Group Company, Ltd., H Shares	12,000	44,195
Hisense Visual Technology Company, Ltd., Class A	2,700	8,539
Hithink RoyalFlush Information Network Company, Ltd., Class A	900	24,337
HLA Group Corp., Ltd., Class A	9,100	9,770
Hoshine Silicon Industry Company, Ltd., Class A	1,600	13,580
Hua Hong Semiconductor, Ltd. (C)	20,000	53,327
Huadian Power International Corp., Ltd., Class A	17,700	15,046
Huadong Medicine Company, Ltd., Class A	2,800	13,823
Huafon Chemical Company, Ltd., Class A	10,300	12,224
Huagong Tech Company, Ltd., Class A	2,100	10,370
Huaibei Mining Holdings Company, Ltd., Class A	5,200	13,276
Hualan Biological Engineering, Inc., Class A	4,030	10,220
Huaneng Power International, Inc., Class A	18,600	20,313
Huaneng Power International, Inc., H Shares	149,436	91,247
Huatai Securities Company, Ltd., Class A	16,400	40,617
Huatai Securities Company, Ltd., H Shares (C)	48,800	77,998
Huaxia Bank Company, Ltd., Class A	28,500	30,076
Huayu Automotive Systems Company, Ltd., Class A	5,100	12,928
Hubei Jumpcan Pharmaceutical Company, Ltd., Class A	1,900	8,416
Huizhou Desay Sv Automotive Company, Ltd., Class A	1,100	18,528
Humanwell Healthcare Group Company, Ltd., Class A	3,400	10,178
Hunan Valin Steel Company, Ltd., Class A	14,300	9,481
Hundsun Technologies, Inc., Class A	3,075	9,909
Hwatsing Technology Company, Ltd., Class A	491	11,205
Hygon Information Technology Company, Ltd., Class A	3,973	58,097
IEIT Systems Company, Ltd., Class A	3,248	19,046
Iflytek Company, Ltd., Class A	4,700	29,648
Imeik Technology Development Company, Ltd., Class A	560	18,646
Industrial & Commercial Bank of China, Ltd., Class A	120,000	105,064
Industrial & Commercial Bank of China, Ltd., H Shares	2,432,735	1,433,532
Industrial Bank Company, Ltd., Class A	46,200	125,870

70

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Industrial Securities Company, Ltd., Class A	14,900	$14,370
Ingenic Semiconductor Company, Ltd., Class A	2,800	25,635
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A (A)	94,300	23,078
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	4,700	13,167
Inner Mongolia Junzheng Energy & Chemical Industry Group Company, Ltd., Class A	17,500	11,378
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	13,600	55,901
Inner Mongolia Yitai Coal Company, Ltd., Class B	36,400	77,644
Innovent Biologics, Inc. (A)(C)	42,000	251,891
iQIYI, Inc., ADR (A)	15,000	42,900
Isoftstone Information Technology Group Company, Ltd., Class A	2,000	14,622
JA Solar Technology Company, Ltd., Class A	6,272	12,005
JCET Group Company, Ltd., Class A	3,600	17,999
JD Health International, Inc. (A)(C)	38,200	166,784
JD Logistics, Inc. (A)(C)	67,000	117,955
JD.com, Inc., Class A	82,173	1,648,215
Jiangsu Eastern Shenghong Company, Ltd., Class A	13,400	17,587
Jiangsu Expressway Company, Ltd., H Shares	41,145	41,565
Jiangsu Hengli Hydraulic Company, Ltd., Class A	2,960	26,399
Jiangsu Hengrui Pharmaceuticals Company, Ltd., Class A	14,198	104,531
Jiangsu King's Luck Brewery JSC, Ltd., Class A	2,800	20,389
Jiangsu Yanghe Brewery Joint-Stock Company, Ltd., Class A	3,400	47,559
Jiangsu Yuyue Medical Equipment & Supply Company, Ltd., Class A	2,100	11,409
Jiangsu Zhongtian Technology Company, Ltd., Class A	7,100	15,558
Jiangxi Copper Company, Ltd., Class A	4,300	14,725
Jiangxi Copper Company, Ltd., H Shares	39,075	78,501
Jinduicheng Molybdenum Company, Ltd., Class A	6,700	11,235
Jinko Solar Company, Ltd., Class A	13,511	16,907
Jointown Pharmaceutical Group Company, Ltd., Class A	10,449	8,526
Juneyao Airlines Company, Ltd., Class A	4,600	8,794
Kanzhun, Ltd., ADR	9,300	161,448
KE Holdings, Inc., ADR	23,000	457,930
Kingdee International Software Group Company, Ltd. (A)	101,000	113,903
Kingsoft Corp., Ltd.	32,800	122,920
Kuaishou Technology (A)(C)	81,100	557,260
Kuang-Chi Technologies Company, Ltd., Class A (A)	4,500	15,914
Kunlun Tech Company, Ltd., Class A	2,500	13,255
Kweichow Moutai Company, Ltd., Class A	2,700	661,626
LB Group Company, Ltd., Class A	5,000	14,673
Lenovo Group, Ltd.	277,436	371,913
Lens Technology Company, Ltd., Class A	7,300	21,161
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Lepu Medical Technology Beijing Company, Ltd., Class A	4,000	$7,447
Li Auto, Inc., Class A (A)	43,500	559,364
Li Ning Company, Ltd.	80,500	197,913
Liaoning Port Company, Ltd., Class A	39,100	8,222
Lingyi iTech Guangdong Company, Class A	12,700	13,546
Longfor Group Holdings, Ltd. (C)	65,779	123,950
LONGi Green Energy Technology Company, Ltd., Class A	15,064	37,343
Luxshare Precision Industry Company, Ltd., Class A	15,495	95,132
Luzhou Laojiao Company, Ltd., Class A	3,300	69,154
Mango Excellent Media Company, Ltd., Class A	3,300	12,241
Maxscend Microelectronics Company, Ltd., Class A	1,440	18,919
Meihua Holdings Group Company, Ltd., Class A	6,100	9,414
Meituan, Class B (A)(C)	178,000	3,779,899
Metallurgical Corp. of China, Ltd., Class A	28,700	13,538
Midea Group Company, Ltd., Class A	7,300	78,660
MINISO Group Holding, Ltd., ADR	3,276	57,461
Montage Technology Company, Ltd., Class A	2,305	21,809
Muyuan Foods Company, Ltd., Class A (A)	11,382	74,391
Nanjing Securities Company, Ltd., Class A	7,700	10,490
NARI Technology Company, Ltd., Class A	17,798	69,407
National Silicon Industry Group Company, Ltd., Class A	5,536	14,856
NAURA Technology Group Company, Ltd., Class A	1,100	57,127
NetEase, Inc.	67,900	1,268,353
New China Life Insurance Company, Ltd., Class A	4,600	29,876
New China Life Insurance Company, Ltd., H Shares	29,500	91,139
New Hope Liuhe Company, Ltd., Class A (A)	6,800	10,044
New Oriental Education & Technology Group, Inc.	52,500	400,662
Ninestar Corp., Class A (A)	2,900	12,404
Ningbo Deye Technology Company, Ltd., Class A	1,260	18,098
Ningbo Sanxing Medical Electric Company, Ltd., Class A	2,900	14,380
Ningbo Tuopu Group Company, Ltd., Class A	3,190	20,677
Ningxia Baofeng Energy Group Company, Ltd., Class A	14,900	36,655
NIO, Inc., Class A (A)	46,800	315,346
Nongfu Spring Company, Ltd., H Shares (C)	71,000	305,801
Oppein Home Group, Inc., Class A	1,100	9,695
Orient Securities Company, Ltd., Class A	12,288	19,272
Pangang Group Vanadium Titanium & Resources Company, Ltd., Class A (A)	19,300	8,042
PetroChina Company, Ltd., Class A	44,800	57,478
PetroChina Company, Ltd., H Shares	742,261	598,761
Pharmaron Beijing Company, Ltd., Class A	3,000	12,867

71

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
PICC Property & Casualty Company, Ltd., H Shares	252,363	$373,565
Ping An Bank Company, Ltd., Class A	38,200	65,809
Ping An Insurance Group Company of China, Ltd., Class A	24,100	193,959
Ping An Insurance Group Company of China, Ltd., H Shares	235,290	1,477,511
Piotech, Inc., Class A	568	11,593
Poly Developments and Holdings Group Company, Ltd., Class A	26,500	40,807
Pop Mart International Group, Ltd. (C)	19,200	129,735
Postal Savings Bank of China Company, Ltd., Class A	58,900	43,871
Postal Savings Bank of China Company, Ltd., H Shares (C)	280,000	165,488
Power Construction Corp. of China, Ltd., Class A	35,800	28,529
Qifu Technology, Inc., ADR	3,800	113,278
Qinghai Salt Lake Industry Company, Ltd., Class A (A)	11,000	28,861
Range Intelligent Computing Technology Group Company, Ltd., Class A	3,000	13,586
Rongsheng Petrochemical Company, Ltd., Class A	21,050	30,825
SAIC Motor Corp., Ltd., Class A	17,300	35,850
Sailun Group Company, Ltd., Class A	6,500	14,789
Sanan Optoelectronics Company, Ltd., Class A	10,100	17,806
Sany Heavy Industry Company, Ltd., Class A	18,600	49,612
Satellite Chemical Company, Ltd., Class A	6,800	17,932
SDIC Capital Company, Ltd., Class A	13,300	15,309
SDIC Power Holdings Company, Ltd., Class A	15,100	36,442
Seres Group Company, Ltd., Class A (A)	3,100	39,527
SF Holding Company, Ltd., Class A	10,100	63,944
SG Micro Corp., Class A	1,000	13,475
Shaanxi Coal Industry Company, Ltd., Class A	19,600	76,202
Shan Xi Hua Yang Group New Energy Company, Ltd., Class A	7,500	8,985
Shandong Gold Mining Company, Ltd., Class A	5,880	24,482
Shandong Gold Mining Company, Ltd., H Shares (C)	21,500	47,968
Shandong Hualu Hengsheng Chemical Company, Ltd., Class A	4,300	15,917
Shandong Linglong Tyre Company, Ltd., Class A	3,100	8,836
Shandong Nanshan Aluminum Company, Ltd., Class A	24,300	15,070
Shandong Sun Paper Industry JSC, Ltd., Class A	5,800	12,357
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	80,000	57,890
Shanghai Baosight Software Company, Ltd., Class A	4,320	20,197
Shanghai Baosight Software Company, Ltd., Class B	32,947	56,264
Shanghai BOCHU Electronic Technology Corp., Ltd., Class A	425	12,684
Shanghai Electric Group Company, Ltd., Class A (A)	25,600	16,411
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shanghai Fosun Pharmaceutical Group Company, Ltd., Class A	3,200	$12,577
Shanghai International Airport Company, Ltd., Class A	1,600	8,710
Shanghai International Port Group Company, Ltd., Class A	13,700	12,640
Shanghai M&G Stationery, Inc., Class A	2,000	10,002
Shanghai Pharmaceuticals Holding Company, Ltd., Class A	5,600	16,804
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	31,100	50,390
Shanghai Pudong Development Bank Company, Ltd., Class A	65,300	93,195
Shanghai Putailai New Energy Technology Company, Ltd., Class A	4,100	8,650
Shanghai RAAS Blood Products Company, Ltd., Class A	13,800	15,452
Shanghai Rural Commercial Bank Company, Ltd., Class A	19,500	20,598
Shanghai United Imaging Healthcare Company, Ltd., Class A	1,689	30,578
Shanghai Zhangjiang High-Tech Park Development Company, Ltd., Class A	3,200	10,838
Shanjin International Gold Company, Ltd., Class A	5,800	15,292
Shanxi Coal International Energy Group Company, Ltd., Class A	4,100	8,126
Shanxi Coking Coal Energy Group Company, Ltd., Class A	11,600	15,708
Shanxi Lu'an Environmental Energy Development Company, Ltd., Class A	6,100	15,194
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., Class A	2,460	75,545
Shenergy Company, Ltd., Class A	10,200	12,319
Shengyi Technology Company, Ltd., Class A	5,100	15,089
Shennan Circuits Company, Ltd., Class A	1,120	17,620
Shenwan Hongyuan Group Company, Ltd., Class A	36,200	29,276
Shenzhen Capchem Technology Company, Ltd., Class A	1,600	9,151
Shenzhen Energy Group Company, Ltd., Class A	9,900	9,803
Shenzhen Goodix Technology Company, Ltd., Class A	1,000	9,874
Shenzhen Inovance Technology Company, Ltd., Class A	5,550	48,909
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	2,500	103,093
Shenzhen New Industries Biomedical Engineering Company, Ltd., Class A	1,600	18,612
Shenzhen Salubris Pharmaceuticals Company, Ltd., Class A	2,300	11,302
Shenzhen Transsion Holdings Company, Ltd., Class A	2,280	35,065
Shenzhou International Group Holdings, Ltd.	28,300	250,539
Shijiazhuang Yiling Pharmaceutical Company, Ltd., Class A	3,500	8,933
Sichuan Chuantou Energy Company, Ltd., Class A	9,800	26,292
Sichuan Kelun Pharmaceutical Company, Ltd., Class A	3,100	14,013

72

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Sichuan Road and Bridge Group Company, Ltd., Class A	14,700	$14,651
Sieyuan Electric Company, Ltd., Class A	1,600	16,791
Silergy Corp.	11,000	161,997
Sinolink Securities Company, Ltd., Class A	7,700	10,654
Sinoma International Engineering Company, Class A	5,500	8,935
Sinopharm Group Company, Ltd., H Shares	46,400	122,415
Sinotruk Hong Kong, Ltd.	23,500	70,175
Smoore International Holdings, Ltd. (C)	62,000	101,884
SooChow Securities Company, Ltd., Class A	10,400	12,363
Spring Airlines Company, Ltd., Class A	2,000	17,448
Sungrow Power Supply Company, Ltd., Class A	4,200	58,763
Sunny Optical Technology Group Company, Ltd.	24,400	176,544
SUPCON Technology Company, Ltd., Class A	1,640	11,672
Suzhou Maxwell Technologies Company, Ltd., Class A	600	8,987
Suzhou TFC Optical Communication Company, Ltd., Class A	1,120	16,013
TAL Education Group, ADR (A)	14,900	176,416
TBEA Company, Ltd., Class A	10,200	21,180
TCL Technology Group Corp., Class A	38,980	25,243
TCL Zhonghuan Renewable Energy Technology Company, Ltd., Class A	8,250	12,063
Tencent Holdings, Ltd.	229,500	12,761,323
Tencent Music Entertainment Group, ADR	26,000	313,300
The People's Insurance Company Group of China, Ltd., Class A	19,200	20,165
The People's Insurance Company Group of China, Ltd., H Shares	302,000	143,084
Tianqi Lithium Corp., Class A	3,000	14,850
Tingyi Cayman Islands Holding Corp.	76,000	109,034
Tongcheng Travel Holdings, Ltd.	41,600	104,465
TongFu Microelectronics Company, Ltd., Class A	3,100	10,072
Tongkun Group Company, Ltd., Class A	5,000	9,530
Tongling Nonferrous Metals Group Company, Ltd., Class A	26,300	14,262
Tongwei Company, Ltd., Class A	9,300	29,950
Topsports International Holdings, Ltd. (C)	64,000	27,875
TravelSky Technology, Ltd., H Shares	31,000	45,530
Trina Solar Company, Ltd., Class A	4,405	14,010
Trip.com Group, Ltd. (A)	19,250	1,158,244
Tsingtao Brewery Company, Ltd., Class A	1,400	15,492
Tsingtao Brewery Company, Ltd., H Shares	22,000	170,544
Unigroup Guoxin Microelectronics Company, Ltd., Class A	1,679	14,777
Unisplendour Corp., Ltd., Class A	5,320	18,145
Vipshop Holdings, Ltd., ADR	13,100	206,063
Wanhua Chemical Group Company, Ltd., Class A	7,000	89,931
Weichai Power Company, Ltd., Class A	14,100	31,622
Weichai Power Company, Ltd., H Shares	64,720	118,291
Wens Foodstuffs Group Company, Ltd., Class A	14,160	40,401
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Western Mining Company, Ltd., Class A	4,900	$13,051
Western Securities Company, Ltd., Class A	9,300	11,380
Will Semiconductor Company, Ltd., Class A	4,185	63,319
Wingtech Technology Company, Ltd., Class A	2,500	11,563
Wintime Energy Group Company, Ltd., Class A (A)	46,100	8,734
Wuhan Guide Infrared Company, Ltd., Class A	8,900	9,198
Wuliangye Yibin Company, Ltd., Class A	8,600	196,774
WUS Printed Circuit Kunshan Company, Ltd., Class A	4,180	24,027
WuXi AppTec Company, Ltd., Class A	5,544	40,795
WuXi AppTec Company, Ltd., H Shares (C)	12,106	83,658
WuXi Biologics Cayman, Inc. (A)(C)	132,500	292,938
XCMG Construction Machinery Company, Ltd., Class A	23,900	26,291
Xiamen C & D, Inc., Class A	6,200	8,943
Xiaomi Corp., Class B (A)(C)	539,400	1,519,325
Xinjiang Daqo New Energy Company, Ltd., Class A	3,610	13,407
Xinyi Solar Holdings, Ltd.	172,835	91,792
XPeng, Inc., A Shares (A)	43,400	267,807
Yadea Group Holdings, Ltd. (C)	43,978	77,604
Yankuang Energy Group Company, Ltd., Class A	10,140	24,038
Yankuang Energy Group Company, Ltd., H Shares	102,680	144,545
Yantai Jereh Oilfield Services Group Company, Ltd., Class A	2,100	9,801
Yealink Network Technology Corp., Ltd., Class A	2,600	15,539
Yifeng Pharmacy Chain Company, Ltd., Class A	2,520	9,087
Yihai Kerry Arawana Holdings Company, Ltd., Class A	2,900	14,529
Yonyou Network Technology Company, Ltd., Class A (A)	5,200	8,452
Youngor Fashion Company, Ltd., Class A	9,600	10,988
YTO Express Group Company, Ltd., Class A	7,000	17,675
Yum China Holdings, Inc.	14,200	639,284
Yunnan Aluminium Company, Ltd., Class A	7,200	14,975
Yunnan Baiyao Group Company, Ltd., Class A	3,920	33,838
Yunnan Energy New Material Company, Ltd., Class A	1,800	8,659
Yunnan Yuntianhua Company, Ltd., Class A	3,800	12,162
Yutong Bus Company, Ltd., Class A	4,600	17,170
Zangge Mining Company, Ltd., Class A	3,300	13,368
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., Class A	1,000	36,515
Zhaojin Mining Industry Company, Ltd., H Shares	52,500	92,280
Zhejiang Century Huatong Group Company, Ltd., Class A (A)	15,500	9,133
Zhejiang China Commodities City Group Company, Ltd., Class A	11,400	15,546

73

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Zhejiang Chint Electrics Company, Ltd., Class A	4,800	$15,469
Zhejiang Dahua Technology Company, Ltd., Class A	4,800	11,683
Zhejiang Dingli Machinery Company, Ltd., Class A	1,100	9,258
Zhejiang Expressway Company, Ltd., H Shares	68,610	47,783
Zhejiang Huayou Cobalt Company, Ltd., Class A	3,300	13,684
Zhejiang Jingsheng Mechanical & Electrical Company, Ltd., Class A	2,600	11,902
Zhejiang Juhua Company, Ltd., Class A	5,600	17,573
Zhejiang Leapmotor Technology Company, Ltd. (A)(C)	17,300	72,925
Zhejiang Longsheng Group Company, Ltd., Class A	6,800	10,137
Zhejiang NHU Company, Ltd., Class A	6,912	22,046
Zhejiang Sanhua Intelligent Controls Company, Ltd., Class A	3,600	12,098
Zhejiang Supor Company, Ltd., Class A	1,200	9,996
Zhejiang Wanfeng Auto Wheel Company, Ltd., Class A	4,500	9,659
Zhejiang Weiming Environment Protection Company, Ltd., Class A	3,500	10,783
Zhejiang Zheneng Electric Power Company, Ltd., Class A	22,900	21,852
Zheshang Securities Company, Ltd., Class A	8,100	16,471
Zhongji Innolight Company, Ltd., Class A	2,240	49,481
Zhongjin Gold Corp., Ltd., Class A	9,800	21,042
Zhongsheng Group Holdings, Ltd.	28,500	51,732
Zhongtai Securities Company, Ltd., Class A	14,100	14,605
Zhuzhou CRRC Times Electric Company, Ltd., Class A	1,804	13,570
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	18,000	70,506
Zijin Mining Group Company, Ltd., Class A	41,700	105,978
Zijin Mining Group Company, Ltd., H Shares	193,469	431,948
Zoomlion Heavy Industry Science and Technology Company, Ltd., Class A	14,300	15,360
ZTE Corp., Class A	7,600	33,457
ZTE Corp., H Shares	25,887	66,336
ZTO Express Cayman, Inc.	15,400	384,744
		70,816,672
Colombia - 0.0%
Bancolombia SA, ADR	3,847	120,719
Czech Republic - 0.0%
CEZ AS	5,524	214,888
Komercni banka AS	3,440	121,272
Moneta Money Bank AS (C)	9,000	44,186
		380,346
Denmark - 2.1%
A.P. Moller - Maersk A/S, Series A	118	191,243
A.P. Moller - Maersk A/S, Series B	164	275,977
Carlsberg A/S, Class B	3,454	411,291
Coloplast A/S, B Shares	4,442	578,995
Danske Bank A/S	24,190	727,604
Demant A/S (A)	3,300	128,473
DSV A/S	6,144	1,264,497
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
Genmab A/S (A)	2,317	$561,719
Novo Nordisk A/S, Class B	112,849	13,385,191
Novonesis A/S, B Shares	13,085	942,060
Orsted A/S (A)(C)	6,634	439,386
Pandora A/S	2,888	475,995
ROCKWOOL A/S, B Shares	352	165,248
Tryg A/S	13,079	310,166
Vestas Wind Systems A/S (A)	35,571	782,694
Zealand Pharma A/S (A)	2,239	272,423
		20,912,962
Egypt - 0.0%
Commercial International Bank Egypt SAE	79,768	139,611
Eastern Company SAE	49,043	26,411
Talaat Moustafa Group	32,709	43,156
		209,178
Finland - 0.6%
Elisa OYJ	4,868	258,075
Fortum OYJ	16,798	276,417
Kesko OYJ, B Shares	9,211	196,513
Kone OYJ, B Shares	11,833	707,870
Metso OYJ	22,595	241,596
Neste OYJ	14,709	285,768
Nokia OYJ	131,593	574,559
Nokia OYJ (Euronext Paris Exchange)	56,247	244,831
Nordea Bank ABP	108,931	1,285,358
Nordea Bank ABP (Nasdaq Stockholm Exchange)	1,569	18,522
Orion OYJ, Class B	3,780	207,121
Sampo OYJ, A Shares	15,901	741,630
Stora Enso OYJ, R Shares	20,482	262,049
UPM-Kymmene OYJ	18,718	626,576
Wartsila OYJ ABP	17,716	396,426
		6,323,311
France - 6.9%
Accor SA	6,830	296,900
Aeroports de Paris SA	1,190	152,829
Air Liquide SA	20,332	3,926,324
Airbus SE	20,930	3,063,243
Alstom SA (A)	11,756	244,253
Amundi SA (C)	2,415	180,514
Arkema SA	2,115	201,451
AXA SA	63,693	2,451,985
BioMerieux	1,432	171,625
BNP Paribas SA	36,376	2,496,188
Bollore SE	24,915	166,310
Bouygues SA	6,976	233,495
Bureau Veritas SA	11,003	365,043
Capgemini SE	5,448	1,176,229
Carrefour SA	20,223	344,832
Cie de Saint-Gobain SA	15,985	1,457,875
Cie Generale des Etablissements Michelin SCA	23,852	968,710
Covivio SA	1,779	108,263
Credit Agricole SA	36,809	562,917
Danone SA	22,581	1,644,792
Dassault Aviation SA	697	143,923
Dassault Systemes SE	23,572	936,300
Edenred SE	8,717	330,162
Eiffage SA	2,589	250,009
Engie SA	64,334	1,112,479
EssilorLuxottica SA	10,566	2,503,348
Eurazeo SE	1,666	137,050
Gecina SA	1,814	208,863

74

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Getlink SE	12,097	$215,771
Hermes International SCA	1,111	2,735,683
Ipsen SA	1,496	184,278
Kering SA	2,611	751,584
Klepierre SA	8,046	263,636
La Francaise des Jeux SAEM (C)	3,888	159,990
Legrand SA	9,260	1,066,808
L'Oreal SA	8,476	3,801,805
LVMH Moet Hennessy Louis Vuitton SE	9,639	7,391,931
Orange SA	65,587	751,163
Pernod Ricard SA	7,172	1,085,071
Publicis Groupe SA	8,062	882,278
Renault SA	7,048	306,397
Rexel SA	7,770	225,227
Safran SA	12,040	2,833,294
Sanofi SA	40,095	4,616,519
Sartorius Stedim Biotech	1,029	215,451
Schneider Electric SE	18,545	4,888,617
Schneider Electric SE (Euronext London Exchange)	623	164,665
SEB SA	1,019	116,315
Societe Generale SA	25,345	631,580
Sodexo SA	3,211	263,318
Teleperformance SE	2,141	221,488
Thales SA	3,332	529,560
TotalEnergies SE	75,666	4,913,407
Unibail-Rodamco-Westfield (A)	3,749	328,348
Unibail-Rodamco-Westfield, CHESS Depositary Interest	7,913	34,945
Veolia Environnement SA	24,274	799,181
Vinci SA	17,652	2,063,463
Vivendi SE	24,474	283,121
		68,560,806
Germany - 5.4%
adidas AG	5,681	1,505,392
Allianz SE	13,798	4,538,434
BASF SE	31,301	1,659,046
Bayer AG	34,454	1,165,640
Bayerische Motoren Werke AG	11,232	993,321
Bechtle AG	3,255	145,603
Beiersdorf AG	3,535	532,089
Brenntag SE	4,572	341,266
Carl Zeiss Meditec AG, Bearer Shares	1,435	113,845
Commerzbank AG	37,723	695,781
Continental AG	4,116	266,733
Covestro AG (A)(C)	7,081	441,293
CTS Eventim AG & Company KGaA	2,198	228,869
Daimler Truck Holding AG	17,301	649,608
Delivery Hero SE (A)(C)	6,759	273,534
Deutsche Bank AG	67,975	1,176,764
Deutsche Boerse AG	6,663	1,564,267
Deutsche Lufthansa AG	23,929	175,266
Deutsche Telekom AG	122,306	3,592,042
DHL Group	34,763	1,550,665
E.ON SE	79,081	1,177,672
Evonik Industries AG	9,028	211,340
Fresenius Medical Care AG	7,203	306,068
Fresenius SE & Company KGaA (A)	14,815	565,204
GEA Group AG	5,882	288,492
Hannover Rueck SE	2,124	606,317
Heidelberg Materials AG	4,810	524,002
Henkel AG & Company KGaA	3,884	330,188
Infineon Technologies AG	45,799	1,607,911
Knorr-Bremse AG	2,779	247,623
LEG Immobilien SE	2,553	267,283
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Mercedes-Benz Group AG	26,241	$1,700,398
Merck KGaA	4,533	800,216
MTU Aero Engines AG	1,888	590,054
Muenchener Rueckversicherungs-Gesellschaft AG	4,687	2,582,750
Nemetschek SE	2,010	208,920
Puma SE	3,943	164,881
Rational AG	207	211,337
Rheinmetall AG	1,528	830,662
RWE AG	22,174	807,863
SAP SE	36,781	8,413,029
Scout24 SE (C)	2,538	218,517
Siemens AG	26,770	5,415,793
Siemens Energy AG (A)	21,116	779,602
Siemens Healthineers AG (C)	9,890	594,001
Symrise AG	4,743	656,383
Talanx AG	2,143	180,644
Vonovia SE	25,713	938,695
Zalando SE (A)(C)	7,664	253,310
		53,088,613
Greece - 0.1%
Alpha Services and Holdings SA	74,045	128,578
Eurobank Ergasias Services and Holdings SA	91,237	208,972
FF Group (A)(E)	1,869	0
Hellenic Telecommunications Organization SA	8,503	146,724
JUMBO SA	3,913	112,076
Metlen Energy & Metals SA	3,775	148,427
National Bank of Greece SA	26,577	227,196
OPAP SA	7,073	125,666
Piraeus Financial Holdings SA	36,819	156,750
Public Power Corp. SA	6,989	93,679
		1,348,068
Hong Kong - 1.7%
AIA Group, Ltd.	390,400	3,409,308
Alibaba Health Information Technology, Ltd. (A)	194,000	130,460
Beijing Enterprises Holdings, Ltd.	19,786	70,362
Beijing Enterprises Water Group, Ltd.	198,000	61,457
BOC Hong Kong Holdings, Ltd.	132,328	419,249
Bosideng International Holdings, Ltd.	132,000	75,086
C&D International Investment Group, Ltd.	27,256	58,569
China Common Rich Renewable Energy Investments, Ltd. (A)(E)	428,695	11,856
China Gas Holdings, Ltd.	104,200	96,232
China Merchants Port Holdings Company, Ltd.	52,898	83,819
China Overseas Land & Investment, Ltd.	131,382	263,191
China Power International Development, Ltd.	185,000	87,825
China Resources Beer Holdings Company, Ltd.	55,979	239,689
China Resources Gas Group, Ltd.	30,000	120,071
China Resources Land, Ltd.	110,964	399,172
China Resources Power Holdings Company, Ltd.	68,244	183,970
China Ruyi Holdings, Ltd. (A)	200,000	57,774
China State Construction International Holdings, Ltd.	71,250	110,590
China Taiping Insurance Holdings Company, Ltd.	60,500	96,225
Chow Tai Fook Jewellery Group, Ltd.	80,800	89,595
CK Asset Holdings, Ltd.	73,046	318,012

75

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
CK Hutchison Holdings, Ltd.	94,163	$533,877
CK Infrastructure Holdings, Ltd.	24,772	168,522
CLP Holdings, Ltd.	59,400	519,299
Far East Horizon, Ltd.	66,000	48,323
Futu Holdings, Ltd., ADR (A)	1,900	181,735
Galaxy Entertainment Group, Ltd.	77,000	380,241
GCL Technology Holdings, Ltd. (A)	759,000	135,459
Geely Automobile Holdings, Ltd.	206,000	316,004
Guangdong Investment, Ltd.	99,220	66,277
Hang Seng Bank, Ltd.	27,319	339,908
Henderson Land Development Company, Ltd.	55,324	175,197
HKT Trust & HKT, Ltd.	145,233	185,628
Hong Kong & China Gas Company, Ltd.	404,091	330,055
Hong Kong Exchanges & Clearing, Ltd.	42,214	1,724,457
Hongkong Land Holdings, Ltd.	44,100	162,040
Jardine Matheson Holdings, Ltd.	5,400	211,100
Kunlun Energy Company, Ltd.	134,000	137,695
Link REIT	90,646	451,894
MTR Corp., Ltd.	59,022	220,635
Orient Overseas International, Ltd.	4,500	63,329
Power Assets Holdings, Ltd.	51,582	328,808
Prudential PLC	96,432	894,625
Sino Biopharmaceutical, Ltd.	346,500	163,474
Sino Land Company, Ltd.	138,789	151,570
SITC International Holdings Company, Ltd.	52,000	139,482
Sun Hung Kai Properties, Ltd.	51,130	553,986
Swire Pacific, Ltd., Class A	14,663	125,036
Techtronic Industries Company, Ltd.	49,500	738,957
The Wharf Holdings, Ltd.	37,000	105,061
Want Want China Holdings, Ltd.	163,000	111,564
WH Group, Ltd. (C)	320,343	252,302
Wharf Real Estate Investment Company, Ltd.	62,876	219,584
		16,518,636
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	15,526	116,136
OTP Bank NYRT	8,135	425,504
Richter Gedeon NYRT	4,794	147,687
		689,327
India - 5.7%
ABB India, Ltd.	1,809	174,289
Adani Enterprises, Ltd.	5,824	217,339
Adani Green Energy, Ltd. (A)	10,747	244,661
Adani Ports & Special Economic Zone, Ltd.	18,193	313,875
Adani Power, Ltd. (A)	26,354	206,124
Ambuja Cements, Ltd.	20,118	151,103
APL Apollo Tubes, Ltd.	5,688	107,630
Apollo Hospitals Enterprise, Ltd.	3,469	298,176
Ashok Leyland, Ltd.	49,576	139,285
Asian Paints, Ltd.	13,278	526,451
Astral, Ltd.	4,648	110,405
AU Small Finance Bank, Ltd. (C)	12,818	112,982
Aurobindo Pharma, Ltd.	9,153	159,935
Avenue Supermarts, Ltd. (A)(C)	5,630	343,198
Axis Bank, Ltd.	80,043	1,176,215
Bajaj Auto, Ltd.	2,269	334,291
Bajaj Finance, Ltd.	9,753	895,487
Bajaj Finserv, Ltd.	13,150	309,130
Bajaj Holdings & Investment, Ltd.	912	114,640
Balkrishna Industries, Ltd.	2,611	95,168
Bank of Baroda	35,251	103,868
Bharat Electronics, Ltd.	126,485	429,906
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Bharat Forge, Ltd.	8,648	$156,593
Bharat Heavy Electricals, Ltd.	35,988	119,578
Bharat Petroleum Corp., Ltd.	51,282	225,711
Bharti Airtel, Ltd.	89,754	1,833,833
Bosch, Ltd.	260	117,085
Britannia Industries, Ltd.	3,751	283,878
Canara Bank	63,900	84,753
CG Power & Industrial Solutions, Ltd.	20,819	188,658
Cholamandalam Investment and Finance Company, Ltd.	14,529	277,971
Cipla, Ltd.	18,161	359,014
Coal India, Ltd.	64,781	393,087
Colgate-Palmolive India, Ltd.	4,685	213,169
Container Corp. of India, Ltd.	9,153	100,052
Cummins India, Ltd.	4,680	213,224
Dabur India, Ltd.	21,327	158,908
Divi's Laboratories, Ltd.	4,034	262,892
Dixon Technologies India, Ltd.	1,153	189,673
DLF, Ltd.	25,583	273,068
Dr. Reddy's Laboratories, Ltd.	314	25,270
Dr. Reddy's Laboratories, Ltd., ADR	3,708	294,601
Eicher Motors, Ltd.	4,712	283,167
GAIL India, Ltd.	3,491	10,003
GAIL India, Ltd., GDR	12,953	218,157
GMR Airports Infrastructure, Ltd. (A)	83,177	93,304
Godrej Consumer Products, Ltd.	14,095	234,351
Godrej Properties, Ltd. (A)	4,161	157,135
Grasim Industries, Ltd.	9,074	301,833
Havells India, Ltd.	8,636	208,140
HCL Technologies, Ltd.	32,794	702,414
HDFC Asset Management Company, Ltd. (C)	3,310	169,776
HDFC Bank, Ltd.	149,287	3,074,376
HDFC Life Insurance Company, Ltd. (C)	33,493	287,146
Hero MotoCorp, Ltd.	4,132	282,426
Hindalco Industries, Ltd.	46,451	419,199
Hindustan Aeronautics, Ltd.	7,067	372,859
Hindustan Petroleum Corp., Ltd.	30,618	160,745
Hindustan Unilever, Ltd.	28,966	1,022,789
ICICI Bank, Ltd.	103,117	1,566,026
ICICI Bank, Ltd., ADR	39,970	1,193,105
ICICI Lombard General Insurance Company, Ltd. (C)	8,129	210,299
ICICI Prudential Life Insurance Company, Ltd. (C)	11,948	110,723
IDFC First Bank, Ltd. (A)	119,836	106,260
Indian Oil Corp., Ltd.	97,345	208,674
Indian Railway Catering & Tourism Corp., Ltd.	7,983	88,238
Indus Towers, Ltd. (A)	40,956	190,662
IndusInd Bank, Ltd.	9,828	169,355
Info Edge India, Ltd.	2,396	233,199
Infosys, Ltd.	4,319	96,575
Infosys, Ltd., ADR (B)	112,128	2,497,091
InterGlobe Aviation, Ltd. (A)(C)	6,017	343,232
ITC, Ltd.	103,630	640,599
Jindal Stainless, Ltd.	11,602	109,151
Jindal Steel & Power, Ltd.	12,058	149,091
Jio Financial Services, Ltd. (A)	102,813	429,235
JSW Energy, Ltd.	12,312	107,597
JSW Steel, Ltd.	21,158	259,760
Jubilant Foodworks, Ltd.	13,701	111,423
Kotak Mahindra Bank, Ltd.	38,512	854,048
Larsen & Toubro, Ltd.	23,621	1,037,118
LTIMindtree, Ltd. (C)	2,998	223,367

76

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Lupin, Ltd.	7,879	$206,276
Macrotech Developers, Ltd. (C)	10,508	155,179
Mahindra & Mahindra, Ltd.	4,393	163,192
Mahindra & Mahindra, Ltd., GDR	28,458	1,042,971
Mankind Pharma, Ltd. (A)	3,528	105,902
Marico, Ltd.	17,795	147,517
Maruti Suzuki India, Ltd.	4,407	696,319
Max Healthcare Institute, Ltd.	26,906	319,002
Mphasis, Ltd.	2,547	91,371
MRF, Ltd.	80	132,264
Muthoot Finance, Ltd.	4,018	97,307
Nestle India, Ltd.	11,678	375,842
NHPC, Ltd.	106,146	119,700
NMDC, Ltd.	35,336	102,990
NTPC, Ltd.	153,697	810,604
Oil & Natural Gas Corp., Ltd.	110,780	393,101
Oil India, Ltd.	17,099	118,309
Oracle Financial Services Software, Ltd.	760	103,709
Page Industries, Ltd.	212	108,519
PB Fintech, Ltd. (A)	10,330	197,700
Persistent Systems, Ltd.	3,418	222,385
Petronet LNG, Ltd.	25,955	105,966
PI Industries, Ltd.	2,778	154,829
Pidilite Industries, Ltd.	5,254	210,867
Polycab India, Ltd.	1,852	153,780
Power Finance Corp., Ltd.	51,161	298,223
Power Grid Corp. of India, Ltd.	163,799	688,193
Prestige Estates Projects, Ltd.	4,916	107,782
Punjab National Bank	75,867	96,743
Rail Vikas Nigam, Ltd.	18,264	116,371
REC, Ltd.	45,358	299,543
Reliance Industries, Ltd.	23,744	836,756
Reliance Industries, Ltd., GDR (C)	41,748	2,909,607
Samvardhana Motherson International, Ltd.	95,475	240,390
SBI Cards & Payment Services, Ltd.	9,870	90,970
SBI Life Insurance Company, Ltd. (C)	15,378	337,910
Shree Cement, Ltd.	305	95,944
Shriram Finance, Ltd.	9,623	412,493
Siemens, Ltd.	3,067	264,742
Solar Industries India, Ltd.	956	130,766
Sona BLW Precision Forgings, Ltd. (C)	13,867	122,187
SRF, Ltd.	4,927	146,744
State Bank of India	3,731	35,035
State Bank of India, GDR	5,914	550,461
Sun Pharmaceutical Industries, Ltd.	33,214	763,327
Sundaram Finance, Ltd.	2,348	146,538
Supreme Industries, Ltd.	2,145	136,955
Suzlon Energy, Ltd. (A)	335,422	320,827
Tata Communications, Ltd.	3,897	99,265
Tata Consultancy Services, Ltd.	31,722	1,616,182
Tata Consumer Products, Ltd.	20,545	293,284
Tata Elxsi, Ltd.	1,170	108,009
Tata Motors, Ltd.	69,488	808,073
Tata Steel, Ltd.	26,136	52,468
Tata Steel, Ltd., GDR	23,852	473,434
Tech Mahindra, Ltd.	18,580	350,038
The Indian Hotels Company, Ltd.	29,101	238,450
The Phoenix Mills, Ltd.	6,924	153,510
The Tata Power Company, Ltd.	49,762	286,071
Thermax, Ltd.	1,469	89,215
Titan Company, Ltd.	12,290	561,086
Torrent Pharmaceuticals, Ltd.	3,534	143,698
Torrent Power, Ltd.	5,925	132,429
Trent, Ltd.	6,274	566,529
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Tube Investments of India, Ltd.	3,625	$186,725
TVS Motor Company, Ltd.	8,184	278,590
UltraTech Cement, Ltd.	3,042	428,253
UltraTech Cement, Ltd., GDR	1,026	144,495
Union Bank of India, Ltd.	51,073	74,975
United Spirits, Ltd.	10,125	192,187
UPL, Ltd.	15,210	110,934
Varun Beverages, Ltd.	38,815	281,497
Vedanta, Ltd.	39,280	239,970
Vodafone Idea, Ltd. (A)	832,452	102,963
Wipro, Ltd.	1,137	7,327
Wipro, Ltd., ADR (B)	44,063	285,528
Yes Bank, Ltd. (A)	506,651	136,012
Zomato, Ltd. (A)	232,997	757,265
Zydus Lifesciences, Ltd.	8,814	112,655
		56,063,049
Indonesia - 0.5%
Adaro Energy Indonesia Tbk PT	495,900	124,825
Amman Mineral Internasional PT (A)	222,800	136,667
Astra International Tbk PT	679,000	226,150
Bank Central Asia Tbk PT	1,945,500	1,327,057
Bank Mandiri Persero Tbk PT	1,309,248	602,248
Bank Negara Indonesia Persero Tbk PT	553,000	195,275
Bank Rakyat Indonesia Persero Tbk PT	2,374,148	776,495
Barito Pacific Tbk PT	1,279,795	88,542
Chandra Asri Pacific Tbk PT	274,300	153,630
Charoen Pokphand Indonesia Tbk PT	276,000	85,607
GoTo Gojek Tokopedia Tbk PT (A)	31,738,300	138,285
Indah Kiat Pulp & Paper Tbk PT	97,300	55,522
Indofood CBP Sukses Makmur Tbk PT	114,400	93,161
Indofood Sukses Makmur Tbk PT	147,500	68,698
Kalbe Farma Tbk PT	855,000	97,292
Merdeka Copper Gold Tbk PT (A)	344,805	61,459
Sumber Alfaria Trijaya Tbk PT	655,300	137,091
Telkom Indonesia Persero Tbk PT	1,699,700	336,565
Telkom Indonesia Persero Tbk PT, ADR	358	7,081
Unilever Indonesia Tbk PT	332,500	48,403
United Tractors Tbk PT	55,279	99,284
		4,859,337
Ireland - 0.8%
AerCap Holdings NV	7,200	681,984
AIB Group PLC	59,957	343,453
Bank of Ireland Group PLC	36,548	408,151
DCC PLC	3,819	260,721
Experian PLC	32,223	1,697,177
James Hardie Industries PLC, CHESS Depositary Interest (A)	15,679	623,044
Kerry Group PLC, Class A (London Stock Exchange)	5,738	566,081
Kingspan Group PLC	226	21,196
Kingspan Group PLC (London Stock Exchange) (A)	5,232	500,891
PDD Holdings, Inc., ADR (A)	24,300	3,275,883
		8,378,581
Israel - 0.5%
Azrieli Group, Ltd.	1,424	99,304
Bank Hapoalim BM	43,766	438,671
Bank Leumi Le-Israel BM	54,437	533,098
Check Point Software Technologies, Ltd. (A)	3,216	620,077
CyberArk Software, Ltd. (A)	1,500	437,415
Elbit Systems, Ltd.	908	180,690
Global-e Online, Ltd. (A)	3,500	134,540
ICL Group, Ltd.	27,153	115,573

77

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel (continued)
Isracard, Ltd.	1	$2
Israel Discount Bank, Ltd., Class A	41,515	232,589
Mizrahi Tefahot Bank, Ltd.	5,543	216,635
Monday.com, Ltd. (A)	1,300	361,101
Nice, Ltd. (A)	2,200	382,494
Teva Pharmaceutical Industries, Ltd. (A)	33,126	598,233
Teva Pharmaceutical Industries, Ltd., ADR (A)	5,800	104,516
Wix.com, Ltd. (A)	1,900	317,623
		4,772,561
Italy - 1.6%
Amplifon SpA	4,902	141,083
Banco BPM SpA	45,364	306,500
Davide Campari-Milano NV	21,368	181,128
DiaSorin SpA	1,028	120,201
Enel SpA	285,240	2,278,445
Eni SpA	76,957	1,171,099
Ferrari NV	4,421	2,071,690
FinecoBank SpA	22,882	392,701
Generali	35,926	1,039,797
Infrastrutture Wireless Italiane SpA (C)	13,854	170,397
Intesa Sanpaolo SpA	512,949	2,195,784
Leonardo SpA	13,834	309,623
Mediobanca Banca di Credito Finanziario SpA	18,680	319,174
Moncler SpA	7,744	492,339
Nexi SpA (A)(C)	20,345	138,229
Poste Italiane SpA (C)	17,679	248,269
Prysmian SpA	9,253	673,236
Recordati Industria Chimica e Farmaceutica SpA	3,551	200,938
Snam SpA	70,720	360,230
Telecom Italia SpA (A)(B)	387,741	107,804
Terna - Rete Elettrica Nazionale	49,344	444,434
UniCredit SpA	51,623	2,266,338
		15,629,439
Japan - 14.1%
Advantest Corp.	27,000	1,269,844
Aeon Company, Ltd.	22,900	621,971
AGC, Inc.	7,300	236,886
Aisin Corp.	15,300	170,008
Ajinomoto Company, Inc.	16,500	638,582
ANA Holdings, Inc.	6,700	143,469
Asahi Group Holdings, Ltd.	50,100	656,659
Asahi Kasei Corp.	46,700	354,051
Asics Corp.	22,800	478,986
Astellas Pharma, Inc.	63,300	731,582
Bandai Namco Holdings, Inc.	20,997	479,113
Bridgestone Corp.	20,100	776,220
Brother Industries, Ltd.	8,700	170,628
Canon, Inc.	32,700	1,076,984
Capcom Company, Ltd.	12,000	279,890
Central Japan Railway Company	27,200	628,050
Chubu Electric Power Company, Inc.	22,000	258,548
Chugai Pharmaceutical Company, Ltd.	23,700	1,148,765
Concordia Financial Group, Ltd.	39,100	218,255
Dai Nippon Printing Company, Ltd.	14,000	249,974
Daifuku Company, Ltd.	10,500	203,257
Dai-ichi Life Holdings, Inc.	32,600	845,884
Daiichi Sankyo Company, Ltd.	64,900	2,143,800
Daikin Industries, Ltd.	9,300	1,305,357
Daito Trust Construction Company, Ltd.	2,300	280,154
Daiwa House Industry Company, Ltd.	20,800	654,700
Daiwa Securities Group, Inc.	47,000	333,355
Denso Corp.	66,300	996,582
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Dentsu Group, Inc.	7,500	$231,164
Disco Corp.	3,200	842,969
East Japan Railway Company	31,800	631,102
Eisai Company, Ltd.	8,800	328,020
ENEOS Holdings, Inc.	101,011	553,052
FANUC Corp.	33,400	980,972
Fast Retailing Company, Ltd.	6,700	2,223,041
Fuji Electric Company, Ltd.	4,600	278,729
FUJIFILM Holdings Corp.	39,300	1,017,356
Fujitsu, Ltd.	58,100	1,194,503
Hamamatsu Photonics KK	9,600	125,263
Hankyu Hanshin Holdings, Inc.	8,400	259,489
Hikari Tsushin, Inc.	800	178,176
Hitachi Construction Machinery Company, Ltd.	4,100	100,491
Hitachi, Ltd.	163,500	4,335,585
Honda Motor Company, Ltd.	158,100	1,687,930
Hoshizaki Corp.	3,800	132,338
Hoya Corp.	12,300	1,703,594
Hulic Company, Ltd.	15,600	158,800
Ibiden Company, Ltd.	4,000	123,628
Idemitsu Kosan Company, Ltd.	36,030	261,266
Inpex Corp.	34,000	460,319
Isuzu Motors, Ltd.	22,400	305,428
ITOCHU Corp.	41,700	2,247,425
Japan Airlines Company, Ltd.	6,200	108,435
Japan Exchange Group, Inc.	36,200	470,466
Japan Post Bank Company, Ltd.	49,900	468,424
Japan Post Holdings Company, Ltd.	67,400	646,309
Japan Post Insurance Company, Ltd.	8,300	152,439
Japan Real Estate Investment Corp.	47	186,853
Japan Tobacco, Inc.	42,300	1,233,415
JFE Holdings, Inc.	19,800	266,195
Kajima Corp.	14,300	268,028
Kao Corp.	16,300	805,654
Kawasaki Kisen Kaisha, Ltd.	14,100	219,812
KDDI Corp.	52,500	1,681,969
Keisei Electric Railway Company, Ltd.	4,800	143,102
Keyence Corp.	6,896	3,304,992
Kikkoman Corp.	26,000	295,790
Kirin Holdings Company, Ltd.	27,200	414,524
Kobe Bussan Company, Ltd.	5,500	171,535
Kokusai Electric Corp.	4,900	110,488
Komatsu, Ltd.	32,400	907,029
Konami Group Corp.	3,700	377,320
Kubota Corp.	35,200	502,601
Kyocera Corp.	45,000	525,924
Kyowa Kirin Company, Ltd.	9,473	167,167
Lasertec Corp.	2,800	466,835
LY Corp.	99,300	289,439
M3, Inc.	16,200	162,227
Makita Corp.	7,800	263,496
Marubeni Corp.	50,200	829,397
MatsukiyoCocokara & Company	11,700	192,762
Mazda Motor Corp.	20,300	155,103
McDonald's Holdings Company Japan, Ltd.	3,000	142,943
MEIJI Holdings Company, Ltd.	8,200	205,102
MINEBEA MITSUMI, Inc.	12,500	247,081
Mitsubishi Chemical Group Corp.	46,900	301,681
Mitsubishi Corp.	117,800	2,447,867
Mitsubishi Electric Corp.	67,800	1,099,780
Mitsubishi Estate Company, Ltd.	39,100	617,557
Mitsubishi HC Capital, Inc.	27,500	195,309
Mitsubishi Heavy Industries, Ltd.	112,900	1,687,177

78

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsubishi UFJ Financial Group, Inc.	391,100	$4,016,050
Mitsui & Company, Ltd.	90,800	2,030,655
Mitsui Chemicals, Inc.	6,800	181,642
Mitsui Fudosan Company, Ltd.	94,100	886,691
Mitsui OSK Lines, Ltd.	12,000	415,447
Mizuho Financial Group, Inc.	84,610	1,748,959
MonotaRO Company, Ltd.	9,000	150,075
MS&AD Insurance Group Holdings, Inc.	45,300	1,064,740
Murata Manufacturing Company, Ltd.	60,400	1,195,239
NEC Corp.	8,800	849,784
Nexon Company, Ltd.	13,200	262,309
Nidec Corp.	29,200	614,750
Nintendo Company, Ltd.	36,400	1,945,631
Nippon Building Fund, Inc.	280	256,571
Nippon Paint Holdings Company, Ltd.	32,100	244,471
Nippon Prologis REIT, Inc.	80	137,035
Nippon Sanso Holdings Corp.	6,500	238,569
Nippon Steel Corp.	30,000	672,364
Nippon Telegraph & Telephone Corp.	1,052,500	1,079,008
Nippon Yusen KK	16,400	602,398
Nissan Motor Company, Ltd.	86,400	245,431
Nissin Foods Holdings Company, Ltd.	7,100	198,404
Nitori Holdings Company, Ltd.	2,800	416,871
Nitto Denko Corp.	25,000	420,707
Nomura Holdings, Inc.	105,900	552,691
Nomura Real Estate Holdings, Inc.	4,500	121,244
Nomura Research Institute, Ltd.	13,346	495,293
NTT Data Group Corp.	22,500	404,948
Obayashi Corp.	22,500	286,732
Obic Company, Ltd.	12,000	421,011
Olympus Corp.	42,200	802,193
Omron Corp.	5,900	269,746
Ono Pharmaceutical Company, Ltd.	14,000	187,927
Oracle Corp. Japan	1,500	154,865
Oriental Land Company, Ltd.	38,300	990,721
ORIX Corp.	41,400	968,713
Osaka Gas Company, Ltd.	13,800	311,219
Otsuka Corp.	7,600	187,696
Otsuka Holdings Company, Ltd.	14,700	834,947
Pan Pacific International Holdings Corp.	13,400	348,183
Panasonic Holdings Corp.	82,100	721,229
Rakuten Group, Inc. (A)	52,800	340,687
Recruit Holdings Company, Ltd.	52,300	3,177,351
Renesas Electronics Corp.	59,000	856,247
Resona Holdings, Inc.	78,000	546,554
Ricoh Company, Ltd.	18,600	201,857
Rohm Company, Ltd.	12,000	135,188
SBI Holdings, Inc.	9,513	220,155
SCREEN Holdings Company, Ltd.	2,800	196,900
SCSK Corp.	5,400	111,965
Secom Company, Ltd.	14,800	547,438
Seiko Epson Corp.	9,600	177,587
Sekisui Chemical Company, Ltd.	13,400	209,519
Sekisui House, Ltd.	21,400	594,186
Seven & i Holdings Company, Ltd.	79,300	1,194,072
SG Holdings Company, Ltd.	12,400	132,994
Shimadzu Corp.	9,000	301,019
Shimano, Inc.	2,700	513,993
Shin-Etsu Chemical Company, Ltd.	63,200	2,641,153
Shionogi & Company, Ltd.	26,400	378,423
Shiseido Company, Ltd.	14,000	380,754
Shizuoka Financial Group, Inc.	17,000	148,279
SMC Corp.	2,000	894,441
SoftBank Corp.	1,009,000	1,317,341
SoftBank Group Corp.	36,100	2,141,316
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sompo Holdings, Inc.	31,800	$716,798
Sony Group Corp.	221,000	4,293,498
Subaru Corp.	20,800	367,976
SUMCO Corp.	12,900	139,526
Sumitomo Corp.	36,600	821,892
Sumitomo Electric Industries, Ltd.	26,200	425,427
Sumitomo Metal Mining Company, Ltd.	9,200	276,095
Sumitomo Mitsui Financial Group, Inc.	132,300	2,826,804
Sumitomo Mitsui Trust Holdings, Inc.	23,100	552,897
Sumitomo Realty & Development Company, Ltd.	10,700	362,201
Suntory Beverage & Food, Ltd.	5,000	188,270
Suzuki Motor Corp.	55,100	620,420
Sysmex Corp.	18,600	368,164
T&D Holdings, Inc.	16,900	297,961
Taisei Corp.	6,600	289,823
Takeda Pharmaceutical Company, Ltd.	55,476	1,598,463
TDK Corp.	68,000	868,655
Terumo Corp.	47,000	890,391
The Chiba Bank, Ltd.	21,600	175,572
The Kansai Electric Power Company, Inc.	24,300	402,721
TIS, Inc.	7,800	199,109
Toho Company, Ltd.	4,067	164,955
Tokio Marine Holdings, Inc.	66,200	2,441,088
Tokyo Electric Power Company Holdings, Inc. (A)	53,500	237,276
Tokyo Electron, Ltd.	15,700	2,799,871
Tokyo Gas Company, Ltd.	13,900	323,774
Tokyu Corp.	17,900	231,804
TOPPAN Holdings, Inc.	8,300	247,027
Toray Industries, Inc.	50,800	300,015
TOTO, Ltd.	4,800	178,548
Toyota Industries Corp.	5,200	403,221
Toyota Motor Corp.	359,700	6,465,252
Toyota Tsusho Corp.	22,500	411,383
Trend Micro, Inc.	4,600	273,127
Unicharm Corp.	14,200	511,566
West Japan Railway Company	16,400	311,459
Yakult Honsha Company, Ltd.	9,886	228,948
Yamaha Motor Company, Ltd.	31,500	283,692
Yaskawa Electric Corp.	8,300	290,553
Yokogawa Electric Corp.	7,886	202,078
Zensho Holdings Company, Ltd.	3,400	188,380
ZOZO, Inc.	4,800	174,382
		139,088,061
Jordan - 0.0%
Hikma Pharmaceuticals PLC	6,907	176,748
Luxembourg - 0.1%
ArcelorMittal SA	16,521	432,597
Eurofins Scientific SE	4,949	313,773
Reinet Investments SCA	5,229	144,951
Tenaris SA	15,993	253,840
		1,145,161
Macau - 0.0%
Sands China, Ltd. (A)	92,000	231,683
Malaysia - 0.5%
AMMB Holdings BHD	80,487	97,646
Axiata Group BHD	101,690	61,984
CELCOMDIGI BHD	124,000	111,977
CIMB Group Holdings BHD	244,428	478,306
Gamuda BHD	65,203	127,552
Genting BHD	72,900	74,668
Genting Malaysia BHD	105,700	62,057

79

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
Hong Leong Bank BHD	23,269	$121,830
IHH Healthcare BHD	75,900	131,522
Inari Amertron BHD	98,100	69,068
IOI Corp. BHD	114,466	104,280
Kuala Lumpur Kepong BHD	17,768	88,332
Malayan Banking BHD	191,314	486,303
Malaysia Airports Holdings BHD	34,649	87,799
Maxis BHD	82,800	79,334
MISC BHD	45,780	86,657
Mr. D.I.Y Group M BHD (C)	115,950	59,461
Nestle Malaysia BHD	2,800	70,799
Petronas Chemicals Group BHD	99,800	136,495
Petronas Dagangan BHD	12,200	52,845
Petronas Gas BHD	27,300	119,165
PPB Group BHD	21,240	74,355
Press Metal Aluminium Holdings BHD	130,600	160,562
Public Bank BHD	510,590	564,396
QL Resources BHD	81,600	92,572
RHB Bank BHD	52,765	79,079
SD Guthrie BHD	70,286	81,529
Sime Darby BHD	108,224	64,529
Sunway BHD	79,800	81,223
Telekom Malaysia BHD	43,415	70,531
Tenaga Nasional BHD	101,250	354,990
YTL Corp. BHD	113,900	69,686
YTL Power International BHD	84,300	75,200
		4,476,732
Mexico - 0.6%
Alfa SAB de CV, Class A	98,000	80,331
America Movil SAB de CV (A)	657,032	539,574
Arca Continental SAB de CV	17,800	166,311
Banco del Bajio SA (C)	26,400	61,810
Cemex SAB de CV, Series CPO	521,849	319,364
Coca-Cola Femsa SAB de CV	18,112	160,037
Fibra Uno Administracion SA de CV	101,500	118,202
Fomento Economico Mexicano SAB de CV	67,520	665,701
Gruma SAB de CV, Class B	7,685	142,405
Grupo Aeroportuario del Centro Norte SAB de CV	9,800	82,660
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	14,200	246,109
Grupo Aeroportuario del Sureste SAB de CV, B Shares	6,560	185,376
Grupo Bimbo SAB de CV, Series A	44,984	154,691
Grupo Carso SAB de CV, Series A1	19,322	119,268
Grupo Comercial Chedraui SA de CV	10,100	75,650
Grupo Financiero Banorte SAB de CV, Series O	91,362	650,252
Grupo Financiero Inbursa SAB de CV, Series O (A)	63,138	143,880
Grupo Mexico SAB de CV, Series B	109,666	612,659
Industrias Penoles SAB de CV (A)	6,883	91,237
Kimberly-Clark de Mexico SAB de CV, Class A	52,378	84,858
Operadora de Sites Mexicanos SAB de CV, Class A1	63,900	50,335
Orbia Advance Corp. SAB de CV	37,631	38,185
Prologis Property Mexico SA de CV	27,446	89,740
Promotora y Operadora de Infraestructura SAB de CV	5,800	54,984
Wal-Mart de Mexico SAB de CV	181,788	548,503
		5,482,122
Netherlands - 3.2%
ABN AMRO Bank NV (C)	16,273	294,084
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Adyen NV (A)(C)	762	$1,193,005
Aegon, Ltd.	50,015	321,253
Akzo Nobel NV	6,168	435,716
Argenx SE (A)	2,076	1,122,475
ASM International NV	1,647	1,086,626
ASML Holding NV	14,001	11,646,900
ASR Nederland NV	5,398	264,623
BE Semiconductor Industries NV	2,704	344,871
Euronext NV (C)	2,829	307,080
EXOR NV	3,503	375,536
Ferrovial SE	18,183	781,453
Heineken Holding NV	4,565	344,890
Heineken NV	10,100	896,581
IMCD NV	2,143	372,272
ING Groep NV	116,549	2,114,555
JDE Peet's NV	4,248	88,709
Koninklijke Ahold Delhaize NV	33,016	1,141,318
Koninklijke KPN NV	139,041	567,884
Koninklijke Philips NV (A)	28,828	945,146
NEPI Rockcastle NV (A)	19,351	164,027
NN Group NV	9,964	497,166
OCI NV	3,599	102,606
Prosus NV (A)	49,932	2,179,256
QIAGEN NV (A)	8,099	366,108
Randstad NV	3,735	185,578
Stellantis NV	39,727	550,142
Stellantis NV (Euronext Paris Exchange)	34,423	476,393
Universal Music Group NV	28,749	752,110
Wolters Kluwer NV	8,721	1,470,989
		31,389,352
New Zealand - 0.2%
Auckland International Airport, Ltd.	45,757	217,038
Fisher & Paykel Healthcare Corp., Ltd.	20,719	459,260
Mercury NZ, Ltd.	25,024	102,789
Meridian Energy, Ltd.	45,740	172,450
Spark New Zealand, Ltd.	67,539	130,239
Xero, Ltd. (A)	5,097	526,854
		1,608,630
Norway - 0.3%
Aker BP ASA	10,753	230,147
DNB Bank ASA	29,885	612,853
Equinor ASA	29,357	742,693
Gjensidige Forsikring ASA	6,934	129,691
Kongsberg Gruppen ASA	3,055	298,411
Mowi ASA	16,033	288,006
Norsk Hydro ASA	48,185	311,276
Orkla ASA	24,150	227,769
Salmar ASA	2,325	121,971
Telenor ASA	21,695	277,160
Yara International ASA	5,667	179,039
		3,419,016
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR	5,764	79,774
Credicorp, Ltd.	2,434	440,481
		520,255
Philippines - 0.2%
Ayala Corp.	8,920	107,125
Ayala Land, Inc.	253,800	165,298
Bank of the Philippine Islands	67,611	163,769
BDO Unibank, Inc.	92,568	262,122
International Container Terminal Services, Inc.	35,820	259,583
JG Summit Holdings, Inc.	89,355	44,347
Jollibee Foods Corp.	18,900	90,659

80

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Philippines (continued)
Manila Electric Company	9,930	$77,701
Metropolitan Bank & Trust Company	65,642	92,305
PLDT, Inc.	3,730	99,020
SM Investments Corp.	8,302	141,851
SM Prime Holdings, Inc.	348,244	200,527
Universal Robina Corp.	30,280	56,203
		1,760,510
Poland - 0.3%
Alior Bank SA	3,202	76,997
Allegro.eu SA (A)(C)	20,177	182,430
Bank Polska Kasa Opieki SA	6,330	241,678
Budimex SA	436	67,655
CD Projekt SA	2,349	106,290
Dino Polska SA (A)(C)	1,719	156,479
InPost SA (A)	7,045	133,011
KGHM Polska Miedz SA	4,931	203,907
LPP SA	42	172,155
mBank SA (A)	508	81,515
ORLEN SA	19,842	288,004
PGE Polska Grupa Energetyczna SA (A)	26,654	49,818
Powszechna Kasa Oszczednosci Bank Polski SA	30,144	439,264
Powszechny Zaklad Ubezpieczen SA	23,000	251,436
Santander Bank Polska SA	1,219	144,047
		2,594,686
Portugal - 0.1%
EDP SA	110,532	504,115
Galp Energia SGPS SA	16,011	299,684
Jeronimo Martins SGPS SA	9,675	190,121
		993,920
Russia - 0.0%
Gazprom PJSC, ADR (A)(E)	3,680	0
Gazprom PJSC, ADR (London Stock Exchange) (A)(E)	251,662	0
LUKOIL PJSC, ADR (A)(E)	23,756	0
MMC Norilsk Nickel PJSC, ADR (A)(E)	39,185	0
Mobile TeleSystems PJSC, ADR (A)(E)	20,264	0
Novatek PJSC, GDR (A)(E)	3,057	0
Rosneft Oil Company PJSC, GDR (A)(E)	30,000	0
Rosneft Oil Company PJSC, GDR (London Stock Exchange) (A)(E)	9,131	0
Sberbank of Russia PJSC, ADR (A)(E)	40,000	0
Sberbank of Russia PJSC, ADR (London Stock Exchange) (A)(E)	34,900	0
Severstal PAO, GDR (A)(E)	4,250	0
Surgutneftegas PJSC, ADR (A)(E)	22,274	0
Surgutneftegas PJSC, ADR (London Stock Exchange) (A)(E)	23,070	0
Tatneft PJSC, ADR (A)(E)	7,986	0
VTB Bank PJSC, GDR (A)(E)	50,760	0
		0
Saudi Arabia - 1.1%
ACWA Power Company	5,161	681,163
Ades Holding Company	11,669	62,621
Advanced Petrochemical Company (A)	4,529	46,846
Al Rajhi Bank	68,738	1,601,822
Al Rajhi Company for Co-operative Insurance (A)	1,402	71,809
Alinma Bank	43,373	330,061
Almarai Company JSC	8,852	130,313
Arab National Bank	31,564	160,911
Arabian Internet & Communications Services Company	812	61,104
Bank AlBilad	21,775	229,251
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Saudi Arabia (continued)
Bank Al-Jazira (A)	17,855	$81,836
Banque Saudi Fransi	20,707	178,183
Bupa Arabia for Cooperative Insurance Company	2,820	155,817
Dallah Healthcare Company	1,169	50,180
Dar Al Arkan Real Estate Development Company (A)	18,814	78,290
Dr Sulaiman Al Habib Medical Services Group Company	2,961	234,128
Elm Company	812	252,085
Etihad Etisalat Company	13,413	184,064
Jarir Marketing Company	20,900	73,304
Mobile Telecommunications Company Saudi Arabia	15,053	43,989
Mouwasat Medical Services Company	3,348	89,265
Nahdi Medical Company	1,333	46,771
Power & Water Utility Company for Jubail & Yanbu	2,564	41,198
Riyad Bank	50,248	334,362
SABIC Agri-Nutrients Company	7,973	252,645
Sahara International Petrochemical Company	12,775	99,993
SAL Saudi Logistics Services	845	66,053
Saudi Arabian Mining Company (A)	45,750	595,969
Saudi Arabian Oil Company (C)	152,632	1,103,752
Saudi Aramco Base Oil Company	1,730	61,248
Saudi Awwal Bank	35,311	326,814
Saudi Basic Industries Corp.	31,563	630,241
Saudi Electricity Company	29,505	131,170
Saudi Industrial Investment Group	12,742	66,587
Saudi Kayan Petrochemical Company (A)	26,130	58,557
Saudi Research & Media Group (A)	1,230	94,473
Saudi Tadawul Group Holding Company	1,623	98,296
Saudi Telecom Company	70,141	817,377
The Company for Cooperative Insurance	2,532	99,909
The Saudi Investment Bank	20,926	72,834
The Saudi National Bank	103,107	946,259
The Savola Group (A)	29,921	215,523
Yanbu National Petrochemical Company	9,666	110,083
		11,067,156
Singapore - 0.9%
BOC Aviation, Ltd. (C)	7,400	61,186
CapitaLand Ascendas REIT	128,702	284,996
CapitaLand Integrated Commercial Trust	193,492	318,039
CapitaLand Investment, Ltd.	93,902	227,034
DBS Group Holdings, Ltd.	69,889	2,069,715
Genting Singapore, Ltd.	226,200	153,328
Grab Holdings, Ltd., Class A (A)	74,100	281,580
Keppel, Ltd.	55,069	282,871
Oversea-Chinese Banking Corp., Ltd.	118,802	1,390,694
Sea, Ltd., ADR (A)	12,900	1,216,212
Sembcorp Industries, Ltd.	30,200	129,822
Singapore Airlines, Ltd.	51,250	270,544
Singapore Exchange, Ltd.	30,900	273,797
Singapore Technologies Engineering, Ltd.	61,500	222,122
Singapore Telecommunications, Ltd.	260,440	654,854
United Overseas Bank, Ltd.	44,308	1,106,015
Wilmar International, Ltd.	72,000	186,740
		9,129,549
South Africa - 0.8%
Absa Group, Ltd.	29,798	302,518
Anglo American Platinum, Ltd.	2,302	82,810
Aspen Pharmacare Holdings, Ltd.	13,036	146,851

81

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Bid Corp., Ltd.	11,763	$301,596
Capitec Bank Holdings, Ltd.	3,067	539,283
Clicks Group, Ltd.	8,355	191,873
Discovery, Ltd.	18,977	188,971
Exxaro Resources, Ltd.	8,997	89,317
FirstRand, Ltd.	177,055	849,387
Gold Fields, Ltd.	30,955	480,047
Harmony Gold Mining Company, Ltd.	18,873	193,705
Impala Platinum Holdings, Ltd. (A)	31,717	177,765
Kumba Iron Ore, Ltd.	2,164	50,247
MTN Group, Ltd.	59,164	314,166
Naspers, Ltd., N Shares	6,280	1,522,980
Nedbank Group, Ltd.	16,333	282,098
Northam Platinum Holdings, Ltd.	11,870	74,992
Old Mutual, Ltd.	182,601	144,062
OUTsurance Group, Ltd.	28,715	96,642
Pepkor Holdings, Ltd. (C)	70,740	98,550
Remgro, Ltd.	17,781	161,940
Sanlam, Ltd.	59,860	304,476
Sasol, Ltd.	19,396	130,269
Shoprite Holdings, Ltd.	17,628	301,074
Sibanye Stillwater, Ltd. (A)	101,051	104,415
Standard Bank Group, Ltd.	46,185	646,771
The Bidvest Group, Ltd.	11,986	203,210
Vodacom Group, Ltd.	21,952	139,341
Woolworths Holdings, Ltd.	33,746	133,008
		8,252,364
South Korea - 2.9%
Alteogen, Inc. (A)	1,400	348,634
Amorepacific Corp.	975	109,159
Celltrion Pharm, Inc. (A)	626	32,859
Celltrion, Inc.	5,351	796,726
CJ CheilJedang Corp.	287	66,560
CosmoAM&T Company, Ltd. (A)	818	78,346
Coway Company, Ltd.	2,324	117,289
DB Insurance Company, Ltd.	1,585	136,205
Doosan Bobcat, Inc.	1,900	58,751
Doosan Enerbility Company, Ltd. (A)	15,327	209,753
Ecopro BM Company, Ltd. (A)	1,656	232,206
Ecopro Company, Ltd. (A)	3,370	227,124
Ecopro Materials Company, Ltd. (A)	475	49,051
Enchem Company, Ltd. (A)	395	54,854
GS Holdings Corp.	1,749	56,659
Hana Financial Group, Inc.	10,253	460,072
Hanjin Kal Corp.	920	57,541
Hankook Tire & Technology Company, Ltd.	2,561	80,717
Hanmi Pharm Company, Ltd.	243	59,739
Hanmi Semiconductor Company, Ltd.	1,497	124,658
Hanwha Aerospace Company, Ltd.	1,079	245,862
Hanwha Industrial Solutions Company, Ltd. (A)	1,195	30,430
Hanwha Ocean Company, Ltd. (A)	3,237	75,276
Hanwha Solutions Corp.	3,867	76,616
HD Hyundai Company, Ltd.	1,555	90,749
HD Hyundai Electric Company, Ltd.	762	191,719
HD Hyundai Heavy Industries Company, Ltd. (A)	768	107,987
HD Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	1,463	208,970
HLB, Inc. (A)	4,042	262,827
HMM Company, Ltd.	8,540	120,929
HYBE Company, Ltd.	717	92,402
Hyundai Engineering & Construction Company, Ltd.	2,649	61,658
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Hyundai Glovis Company, Ltd.	1,298	$120,928
Hyundai Mobis Company, Ltd.	2,223	368,164
Hyundai Motor Company	4,857	904,581
Hyundai Steel Company	2,875	61,172
Industrial Bank of Korea	9,540	101,746
Kakao Corp.	10,776	296,928
KakaoBank Corp.	5,704	91,988
KB Financial Group, Inc.	12,892	795,466
KB Financial Group, Inc., ADR	430	26,553
Kia Corp.	8,406	640,081
Korea Aerospace Industries, Ltd.	2,519	100,393
Korea Electric Power Corp. (A)	6,370	99,555
Korea Electric Power Corp., ADR (A)	4,277	33,190
Korea Investment Holdings Company, Ltd.	1,446	80,806
Korea Zinc Company, Ltd.	350	183,334
Korean Air Lines Company, Ltd.	6,728	115,405
Krafton, Inc. (A)	992	258,061
KT Corp.	1,087	33,269
KT&G Corp.	3,672	304,423
Kum Yang Company, Ltd. (A)	1,329	53,225
Kumho Petrochemical Company, Ltd.	614	73,766
L&F Company, Ltd. (A)	878	76,028
LG Chem, Ltd.	1,733	470,384
LG Corp.	3,251	195,378
LG Display Company, Ltd. (A)	9,494	79,198
LG Display Company, Ltd., ADR (A)	2,454	9,939
LG Electronics, Inc.	3,973	316,351
LG Energy Solution, Ltd. (A)	1,620	511,081
LG H&H Company, Ltd.	358	103,181
LG Innotek Company, Ltd.	575	95,742
LG Uplus Corp.	9,062	67,812
Lotte Chemical Corp.	674	52,181
LS Electric Company, Ltd.	526	65,714
Meritz Financial Group, Inc.	3,559	263,203
Mirae Asset Securities Company, Ltd.	7,084	45,494
NAVER Corp.	4,576	589,412
NCSoft Corp.	550	80,009
Netmarble Corp. (A)(C)	888	40,129
NH Investment & Securities Company, Ltd.	5,165	52,871
Orion Corp.	821	60,931
Posco DX Company, Ltd.	1,819	42,440
POSCO Future M Company, Ltd.	1,059	201,819
POSCO Holdings, Inc.	2,532	743,321
Posco International Corp.	1,782	77,686
Samsung Biologics Company, Ltd. (A)(C)	616	458,184
Samsung C&T Corp.	2,890	302,700
Samsung E&A Company, Ltd. (A)	5,310	89,102
Samsung Electro-Mechanics Company, Ltd.	1,973	199,458
Samsung Electronics Company, Ltd.	168,221	7,862,450
Samsung Fire & Marine Insurance Company, Ltd.	1,085	286,763
Samsung Heavy Industries Company, Ltd. (A)	22,841	175,219
Samsung Life Insurance Company, Ltd.	2,756	196,834
Samsung SDI Company, Ltd.	1,904	549,752
Samsung SDS Company, Ltd.	1,499	176,521
Shinhan Financial Group Company, Ltd.	14,733	624,864
Shinhan Financial Group Company, Ltd., ADR	350	14,830
SK Biopharmaceuticals Company, Ltd. (A)	1,071	84,846

82

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
SK Bioscience Company, Ltd. (A)	763	$32,255
SK Hynix, Inc.	19,232	2,573,949
SK Innovation Company, Ltd. (A)	2,192	196,349
SK Square Company, Ltd. (A)	3,395	209,583
SK Telecom Company, Ltd.	1,870	79,634
SK, Inc.	1,269	148,392
SKC Company, Ltd. (A)	859	94,433
S-Oil Corp.	1,876	88,023
Woori Financial Group, Inc.	20,798	245,524
Yuhan Corp.	1,941	211,710
		28,807,041
Spain - 1.7%
Acciona SA	843	119,602
ACS Actividades de Construccion y Servicios SA	6,435	297,022
Aena SME SA (C)	2,630	577,748
Amadeus IT Group SA	15,868	1,149,203
Banco Bilbao Vizcaya Argentaria SA	204,739	2,211,650
Banco de Sabadell SA	191,623	406,957
Banco Santander SA	520,054	2,664,692
Banco Santander SA (Mexican Stock Exchange)	22,856	116,068
CaixaBank SA	132,125	788,516
Cellnex Telecom SA (A)(C)	17,419	706,216
EDP Renovaveis SA	10,943	190,943
Endesa SA	12,378	270,420
Grifols SA (A)	11,763	133,685
Iberdrola SA	209,611	3,240,412
Industria de Diseno Textil SA	38,256	2,265,772
Redeia Corp. SA	13,732	266,965
Repsol SA	42,881	565,571
Telefonica SA	139,075	680,368
		16,651,810
Sweden - 2.1%
AddTech AB, B Shares	9,107	273,019
Alfa Laval AB	10,147	487,827
Assa Abloy AB, B Shares	35,151	1,184,234
Atlas Copco AB, A Shares	94,201	1,825,654
Atlas Copco AB, B Shares	54,741	939,238
Beijer Ref AB	13,260	218,308
Boliden AB	9,749	330,871
Epiroc AB, A Shares	22,715	491,995
Epiroc AB, B Shares	14,979	284,044
EQT AB	12,864	441,595
Essity AB, B Shares	21,462	669,929
Evolution AB (C)	6,427	632,115
Fastighets AB Balder, B Shares (A)	24,258	213,332
Getinge AB, B Shares	8,639	185,926
Hennes & Mauritz AB, B Shares	20,222	344,413
Hexagon AB, B Shares	72,813	784,274
Holmen AB, B Shares	3,205	138,762
Husqvarna AB, B Shares	14,199	99,460
Industrivarden AB, A Shares	4,345	160,693
Industrivarden AB, C Shares	5,545	204,186
Indutrade AB	9,332	290,411
Investment AB Latour, B Shares	5,009	156,497
Investor AB, B Shares	60,701	1,870,575
L.E. Lundbergforetagen AB, B Shares	3,102	177,648
Lifco AB, B Shares	7,888	259,781
Nibe Industrier AB, B Shares	51,776	283,767
Saab AB, B Shares	10,840	231,006
Sagax AB, B Shares	7,738	220,370
Sandvik AB	37,393	836,748
Securitas AB, B Shares	17,323	219,913
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Skandinaviska Enskilda Banken AB, A Shares	55,895	$855,654
Skanska AB, B Shares	12,918	269,279
SKF AB, B Shares	11,531	229,685
Svenska Cellulosa AB SCA, B Shares	20,883	304,459
Svenska Handelsbanken AB, A Shares	50,274	516,412
Swedbank AB, A Shares	29,775	631,994
Swedish Orphan Biovitrum AB (A)	6,595	212,744
Tele2 AB, B Shares	18,899	213,762
Telefonaktiebolaget LM Ericsson, B Shares (B)	100,604	760,209
Telia Company AB	91,625	296,317
Trelleborg AB, B Shares	7,583	291,877
Volvo AB, A Shares	8,008	213,834
Volvo AB, B Shares	55,951	1,480,027
Volvo Car AB, B Shares (A)	25,662	70,647
		20,803,491
Switzerland - 6.6%
ABB, Ltd.	55,416	3,214,994
Adecco Group AG	6,058	206,604
Alcon, Inc.	17,525	1,753,906
Avolta AG (A)	3,335	141,156
Bachem Holding AG	1,275	107,484
Baloise Holding AG	1,556	318,192
Banque Cantonale Vaudoise	1,029	106,279
Barry Callebaut AG	136	251,796
BKW AG	721	130,745
Chocoladefabriken Lindt & Spruengli AG	4	509,482
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	34	438,597
Cie Financiere Richemont SA, A Shares	18,935	3,006,959
Clariant AG (A)	8,258	125,159
Coca-Cola HBC AG (A)	8,067	287,607
DSM-Firmenich AG	6,522	900,085
EMS-Chemie Holding AG	241	202,496
Galderma Group AG (A)	1,667	154,885
Geberit AG	1,160	757,255
Givaudan SA	324	1,777,641
Glencore PLC (A)	363,702	2,082,798
Helvetia Holding AG	1,256	217,201
Holcim, Ltd. (A)	18,279	1,790,115
Julius Baer Group, Ltd.	7,301	440,279
Kuehne + Nagel International AG	1,701	464,745
Logitech International SA	5,767	516,497
Lonza Group AG	2,531	1,606,131
Nestle SA	91,803	9,225,507
Novartis AG	69,423	7,993,530
Partners Group Holding AG	796	1,200,111
Roche Holding AG	24,747	7,919,467
Roche Holding AG, Bearer Shares	1,094	374,540
Sandoz Group AG	14,360	598,423
Schindler Holding AG	806	229,233
Schindler Holding AG, Participation Certificates	1,428	419,124
SGS SA	5,287	590,354
SIG Group AG (A)	10,451	233,004
Sika AG	5,347	1,772,346
Sonova Holding AG	1,838	662,039
STMicroelectronics NV	23,723	708,473
Straumann Holding AG	3,915	640,397
Swiss Life Holding AG	1,050	878,596
Swiss Prime Site AG	2,723	305,177
Swiss Re AG	10,578	1,463,778
Swisscom AG	908	593,387

83

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Temenos AG	2,556	$178,956
The Swatch Group AG	2,395	102,641
The Swatch Group AG, Bearer Shares	986	211,425
UBS Group AG	115,849	3,584,837
VAT Group AG (C)	947	484,295
Zurich Insurance Group AG	5,155	3,114,445
		64,993,173
Taiwan - 5.1%
Accton Technology Corp.	18,000	301,170
Acer, Inc.	99,018	127,449
Advantech Company, Ltd.	16,623	168,429
Airtac International Group	5,185	148,504
Alchip Technologies, Ltd.	3,000	186,987
ASE Technology Holding Company, Ltd.	115,338	546,991
Asia Cement Corp.	79,863	120,218
Asia Vital Components Company, Ltd.	11,000	203,798
Asustek Computer, Inc.	24,952	433,476
AUO Corp. (A)	219,061	117,483
Catcher Technology Company, Ltd.	21,184	158,115
Cathay Financial Holding Company, Ltd.	334,373	702,098
Chailease Holding Company, Ltd.	54,966	282,715
Chang Hwa Commercial Bank, Ltd.	191,851	108,442
Cheng Shin Rubber Industry Company, Ltd.	66,680	108,853
China Airlines, Ltd.	94,000	63,781
China Steel Corp.	408,388	297,847
Chunghwa Telecom Company, Ltd.	132,148	523,071
Compal Electronics, Inc.	139,764	146,661
CTBC Financial Holding Company, Ltd.	550,465	599,221
Delta Electronics, Inc.	67,866	809,714
E Ink Holdings, Inc.	29,000	268,825
E.Sun Financial Holding Company, Ltd.	497,998	440,488
Eclat Textile Company, Ltd.	6,259	107,406
eMemory Technology, Inc.	2,000	164,607
Eva Airways Corp.	93,000	110,093
Evergreen Marine Corp. Taiwan, Ltd.	35,826	227,686
Far Eastern New Century Corp.	99,875	120,505
Far EasTone Telecommunications Company, Ltd.	61,159	175,036
Feng TAY Enterprise Company, Ltd.	19,262	94,119
First Financial Holding Company, Ltd.	388,869	336,510
Formosa Chemicals & Fibre Corp.	121,212	166,043
Formosa Plastics Corp.	132,086	222,655
Fortune Electric Company, Ltd.	4,400	87,223
Fubon Financial Holding Company, Ltd.	288,642	821,753
Gigabyte Technology Company, Ltd.	17,000	138,641
Global Unichip Corp.	3,000	102,985
Globalwafers Company, Ltd.	9,000	129,015
Hon Hai Precision Industry Company, Ltd.	439,368	2,586,938
Hotai Motor Company, Ltd.	11,200	249,154
Hua Nan Financial Holdings Company, Ltd.	310,297	251,764
Innolux Corp. (A)	261,495	133,074
Inventec Corp.	89,899	122,156
KGI Financial Holding Company, Ltd.	553,133	288,044
Largan Precision Company, Ltd.	3,143	251,948
Lite-On Technology Corp.	67,626	212,230
MediaTek, Inc.	53,340	1,965,875
Mega Financial Holding Company, Ltd.	410,973	510,176
Micro-Star International Company, Ltd.	25,000	136,670
Nan Ya Plastics Corp.	167,992	243,524
Nanya Technology Corp. (A)	43,000	64,264
Nien Made Enterprise Company, Ltd.	6,000	96,069
Novatek Microelectronics Corp.	20,361	331,504
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Pegatron Corp.	69,989	$227,088
PharmaEssentia Corp. (A)	8,000	160,199
Pou Chen Corp.	78,641	89,463
President Chain Store Corp.	19,496	181,331
Quanta Computer, Inc.	94,771	789,844
Realtek Semiconductor Corp.	16,999	252,309
Ruentex Development Company, Ltd.	51,840	79,956
Shin Kong Financial Holding Company, Ltd. (A)	491,956	185,926
SinoPac Financial Holdings Company, Ltd.	364,253	279,019
Synnex Technology International Corp.	41,928	95,556
Taishin Financial Holding Company, Ltd.	404,076	234,534
Taiwan Business Bank	235,202	118,331
Taiwan Cooperative Financial Holding Company, Ltd.	366,659	299,592
Taiwan High Speed Rail Corp.	66,000	61,558
Taiwan Mobile Company, Ltd.	63,257	229,824
Taiwan Semiconductor Manufacturing Company, Ltd.	863,227	26,029,879
TCC Group Holdings Company, Ltd.	232,594	247,821
The Shanghai Commercial & Savings Bank, Ltd.	133,142	162,038
Unimicron Technology Corp.	47,000	213,425
Uni-President Enterprises Corp.	167,487	458,266
United Microelectronics Corp.	397,313	669,658
Vanguard International Semiconductor Corp.	31,000	101,308
Voltronic Power Technology Corp.	2,000	127,838
Walsin Lihwa Corp.	97,735	107,889
Wan Hai Lines, Ltd.	22,770	70,301
Winbond Electronics Corp. (A)	112,597	75,775
Wistron Corp.	90,000	287,037
Wiwynn Corp.	3,000	162,601
WPG Holdings, Ltd.	54,840	129,758
Yageo Corp.	14,355	282,578
Yang Ming Marine Transport Corp.	60,000	130,616
Yuanta Financial Holding Company, Ltd.	358,632	358,524
Zhen Ding Technology Holding, Ltd.	23,000	82,052
		50,293,897
Thailand - 0.4%
Advanced Info Service PCL	40,400	325,999
Airports of Thailand PCL	144,700	286,867
Airports of Thailand PCL, NVDR	6,300	12,490
Bangkok Dusit Medical Services PCL, NVDR	387,300	359,734
Bangkok Expressway & Metro PCL, NVDR	354,600	89,862
Bumrungrad Hospital PCL, NVDR	20,500	170,414
Central Pattana PCL, NVDR	71,100	147,107
Central Retail Corp. PCL	45,441	43,491
Central Retail Corp. PCL, NVDR	18,000	17,227
Charoen Pokphand Foods PCL	136,200	100,974
CP ALL PCL	184,600	374,149
CP ALL PCL, NVDR	20,200	40,941
CP Axtra PCL, NVDR	71,600	72,201
Delta Electronics Thailand PCL, NVDR	105,500	348,484
Gulf Energy Development PCL, NVDR	101,050	177,859
Home Product Center PCL	204,400	65,674
Intouch Holdings PCL, NVDR	32,900	94,283
Kasikornbank PCL, NVDR	20,000	93,116
Krung Thai Bank PCL	164,375	104,820
Krungthai Card PCL	30,800	46,405
Minor International PCL, NVDR	131,483	115,079
PTT Exploration & Production PCL	47,147	192,304

84

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
PTT Global Chemical PCL	87,373	$80,771
PTT Oil & Retail Business PCL, NVDR	102,500	55,770
PTT PCL	329,000	346,782
PTT PCL, NVDR	23,100	24,349
SCB X PCL	23,348	78,887
SCB X PCL, NVDR	6,200	20,948
SCG Packaging PCL, NVDR	44,000	39,447
Thai Oil PCL	50,886	81,197
The Siam Cement PCL	12,000	89,386
The Siam Cement PCL, NVDR	14,300	106,518
TMBThanachart Bank PCL, NVDR	829,800	50,593
True Corp. PCL (A)	269,362	93,540
True Corp. PCL, NVDR (A)	90,400	31,393
		4,379,061
Turkey - 0.2%
Akbank TAS	109,420	196,771
Aselsan Elektronik Sanayi Ve Ticaret AS	46,762	80,750
BIM Birlesik Magazalar AS	16,428	237,991
Coca-Cola Icecek AS	28,919	48,187
Eregli Demir ve Celik Fabrikalari TAS	49,091	76,844
Ford Otomotiv Sanayi AS	2,390	64,047
Haci Omer Sabanci Holding AS	34,855	99,026
KOC Holding AS	26,797	147,323
Pegasus Hava Tasimaciligi AS (A)	7,693	53,632
Sasa Polyester Sanayi AS (A)	373,267	46,882
Tofas Turk Otomobil Fabrikasi AS	4,273	26,881
Turk Hava Yollari AO (A)	18,859	156,873
Turkcell Iletisim Hizmetleri AS	42,620	118,664
Turkiye Is Bankasi AS, Class C	336,501	137,913
Turkiye Petrol Rafinerileri AS	34,986	158,370
Turkiye Sise ve Cam Fabrikalari AS	47,094	59,268
Yapi ve Kredi Bankasi AS	118,497	106,913
		1,816,335
United Arab Emirates - 0.0%
NMC Health PLC (A)(E)	4,471	0
United Kingdom - 8.7%
3i Group PLC	34,136	1,512,176
Admiral Group PLC	8,900	331,748
Anglo American PLC	44,564	1,448,587
AngloGold Ashanti PLC	14,430	383,760
Ashtead Group PLC	15,404	1,193,516
Associated British Foods PLC	11,883	371,376
AstraZeneca PLC	54,604	8,506,576
Auto Trader Group PLC (C)	31,085	361,369
Aviva PLC	96,832	627,159
BAE Systems PLC	106,357	1,765,749
Barclays PLC	531,477	1,596,869
Barratt Developments PLC	48,297	309,855
BP PLC	579,188	3,020,781
British American Tobacco PLC	70,589	2,573,544
BT Group PLC	237,392	470,528
Bunzl PLC	11,855	561,442
Centrica PLC	192,412	300,960
Coca-Cola Europacific Partners PLC	400	31,500
Coca-Cola Europacific Partners PLC (Euronext Amsterdam Exchange)	6,887	541,783
Compass Group PLC	59,934	1,921,468
Croda International PLC	4,570	258,216
Diageo PLC	78,397	2,738,404
Endeavour Mining PLC	6,282	148,665
Entain PLC	21,740	222,121
GSK PLC	145,997	2,972,652
Haleon PLC	255,992	1,339,480
Halma PLC	13,950	487,769
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Hargreaves Lansdown PLC	13,764	$205,128
HSBC Holdings PLC	648,864	5,820,983
Imperial Brands PLC	29,156	848,122
Informa PLC	48,542	533,843
InterContinental Hotels Group PLC	5,955	648,502
Intertek Group PLC	6,021	416,277
J Sainsbury PLC	55,808	220,852
JD Sports Fashion PLC	87,670	180,771
Kingfisher PLC	65,606	283,139
Land Securities Group PLC	25,882	225,617
Legal & General Group PLC	209,707	635,578
Lloyds Banking Group PLC	2,229,401	1,752,965
London Stock Exchange Group PLC	16,754	2,293,811
M&G PLC	75,877	210,472
Melrose Industries PLC	45,639	278,926
Mondi PLC	12,600	240,352
Mondi PLC (Johannesburg Stock Exchange)	3,761	71,250
National Grid PLC	168,600	2,330,563
NatWest Group PLC	230,477	1,066,962
Next PLC	4,249	556,605
Pearson PLC	23,325	317,090
Persimmon PLC	11,973	263,477
Phoenix Group Holdings PLC	27,163	203,459
Reckitt Benckiser Group PLC	25,034	1,531,687
RELX PLC	43,321	2,045,461
RELX PLC (Euronext Amsterdam Exchange)	22,799	1,073,967
Rentokil Initial PLC	88,467	432,593
Rio Tinto PLC	39,706	2,818,639
Rolls-Royce Holdings PLC (A)	295,177	2,089,116
Schroders PLC	29,188	136,768
Segro PLC	44,041	516,183
Severn Trent PLC	9,413	333,254
Shell PLC	220,798	7,163,082
Smith & Nephew PLC	30,660	475,872
Smiths Group PLC	12,075	271,362
Spirax Group PLC	2,735	275,702
SSE PLC	39,348	991,745
Standard Chartered PLC	80,099	849,529
Taylor Wimpey PLC	139,593	307,061
Tesco PLC	247,643	1,189,012
The Berkeley Group Holdings PLC	3,908	247,187
The Sage Group PLC	35,769	491,332
Unilever PLC	87,418	5,667,606
United Utilities Group PLC	24,018	336,741
Vodafone Group PLC	810,776	812,559
Whitbread PLC	6,683	280,543
Wise PLC, Class A (A)	20,804	187,062
WPP PLC	37,695	386,127
		86,512,987
United States - 0.2%
BeiGene, Ltd. (A)	23,300	409,503
Brookfield Renewable Corp., Class A	5,150	168,157
Legend Biotech Corp., ADR (A)	2,500	121,825
RB Global, Inc.	6,400	515,095
Southern Copper Corp.	3,019	349,208
		1,563,788
TOTAL COMMON STOCKS (Cost $651,551,467)		$965,665,815
PREFERRED SECURITIES - 0.7%
Brazil - 0.4%
Banco Bradesco SA	186,281	502,658
Banco BTG Pactual SA	4	6

85

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Brazil (continued)
Centrais Eletricas Brasileiras SA, B Shares	7,400	$59,374
Cia Energetica de Minas Gerais	61,322	128,325
Companhia Paranaense de Energia, B Shares	38,400	71,828
Gerdau SA	54,936	192,609
Itau Unibanco Holding SA	169,989	1,126,770
Itausa SA	190,140	386,374
Petroleo Brasileiro SA	157,051	1,038,127
		3,506,071
Chile - 0.0%
Sociedad Quimica y Minera de Chile SA, B Shares	490	20,328
Germany - 0.2%
Bayerische Motoren Werke AG	2,090	173,444
Dr. Ing. h.c. F. Porsche AG (C)	3,890	310,866
Henkel AG & Company KGaA	5,936	557,984
Porsche Automobil Holding SE	5,695	260,929
Sartorius AG	903	253,906
Volkswagen AG	7,263	771,423
		2,328,552
South Korea - 0.1%
Hyundai Motor Company	793	103,152
Hyundai Motor Company, 2nd Preferred	1,197	160,917
LG Chem, Ltd.	265	49,227
Samsung Electronics Company, Ltd.	28,859	1,120,794
		1,434,090
TOTAL PREFERRED SECURITIES (Cost $7,498,283)		$7,289,041
RIGHTS - 0.0%
Remy Cointreau SA (Expiration Date: 10-2-24) (A)(F)	936	2,084
TOTAL RIGHTS (Cost $2,024)		$2,084
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
WARRANTS - 0.0%
Constellation Software, Inc. (Expiration Date: 3-31-40) (A)(E)(F)	700	$0
TOTAL WARRANTS (Cost $0)		$0
SHORT-TERM INVESTMENTS - 1.5%
Short-term funds - 1.5%
Fidelity Government Portfolio, Institutional Class, 4.8857% (G)	10,869,025	10,869,025
John Hancock Collateral Trust, 4.8110% (G)(H)	410,539	4,106,457
TOTAL SHORT-TERM INVESTMENTS (Cost $14,974,980)		$14,975,482
Total Investments (International Equity Index Trust) (Cost $674,026,754) - 99.9%		$987,932,422
Other assets and liabilities, net - 0.1%		767,596
TOTAL NET ASSETS - 100.0%		$988,700,018
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-24. The value of securities on loan amounted to $3,959,936.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	Strike price and/or expiration date not available.
(G)	The rate shown is the annualized seven-day yield as of 9-30-24.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	61	Long	Dec 2024	$7,421,569	$7,594,195	$172,626
Mini MSCI Emerging Markets Index Futures	58	Long	Dec 2024	3,185,708	3,399,960	214,252
MSCI Kuwait Index Futures	121	Long	Dec 2024	1,927,277	1,932,370	5,093
MSCI Qatar Index Futures	129	Long	Dec 2024	2,171,119	2,208,480	37,361
MSCI UAE Index Futures	80	Long	Dec 2024	3,181,329	3,217,600	36,271
S&P/TSX 60 Index Futures	5	Long	Dec 2024	1,051,478	1,067,988	16,510
						$482,113

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
International Small Company Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 98.3%
Australia - 6.8%
Accent Group, Ltd.	6,857	$11,280
Adairs, Ltd.	7,547	10,794
Ainsworth Game Technology, Ltd. (A)	10,192	5,772
Alcidion Group, Ltd. (A)	43,339	1,852
Alkane Resources, Ltd. (A)	25,036	7,757
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Alliance Aviation Services, Ltd. (A)	3,238	$6,931
AMA Group, Ltd. (A)(B)	150,193	5,907
Amotiv, Ltd.	4,059	29,151
AMP, Ltd.	110,740	101,729
Ansell, Ltd.	5,194	113,949

86

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Appen, Ltd. (A)(B)	6,367	$8,633
Arafura Rare Earths, Ltd. (A)(B)	144,842	17,539
Arafura Rare Earths, Ltd., Additional Offering (A)	2,507	304
ARB Corp., Ltd.	3,275	107,178
Archer Materials, Ltd. (A)	10,038	1,558
ARN Media, Ltd.	20,357	9,303
Articore Group, Ltd. (A)	13,929	3,802
AUB Group, Ltd.	5,097	108,494
Audinate Group, Ltd. (A)	5,069	34,221
Aurelia Metals, Ltd. (A)	115,998	13,888
Aussie Broadband, Ltd.	9,321	24,745
Austal, Ltd. (A)	16,674	33,555
Australian Agricultural Company, Ltd. (A)(B)	28,065	28,188
Australian Clinical Labs, Ltd.	5,715	14,508
Australian Ethical Investment, Ltd.	4,074	12,303
Australian Finance Group, Ltd.	15,010	16,550
Australian Strategic Materials, Ltd. (A)	2,805	1,086
Auswide Bank, Ltd.	771	2,205
AVZ Minerals, Ltd. (A)(C)	98,026	27,752
Baby Bunting Group, Ltd.	5,551	6,927
Bank of Queensland, Ltd.	26,893	114,732
Bapcor, Ltd.	15,610	57,186
Beach Energy, Ltd.	64,298	54,070
Beacon Lighting Group, Ltd.	6,674	13,453
Bega Cheese, Ltd.	10,885	39,442
Bell Financial Group, Ltd.	10,635	10,148
Bellevue Gold, Ltd. (A)	58,605	53,033
BetMakers Technology Group, Ltd. (A)	14,102	800
Bigtincan Holdings, Ltd. (A)	38,973	4,329
Boss Energy, Ltd. (A)	15,075	34,188
Bravura Solutions, Ltd. (A)	19,369	18,396
Breville Group, Ltd.	3,664	86,233
Brickworks, Ltd.	2,970	59,789
Bubs Australia, Ltd. (A)	33,097	2,847
Calidus Resources, Ltd. (A)(C)	42,400	3,034
Capitol Health, Ltd.	41,735	10,511
Capricorn Metals, Ltd. (A)	13,300	52,338
Carnarvon Energy, Ltd. (A)	51,813	5,554
Cash Converters International, Ltd.	14,501	2,254
Cedar Woods Properties, Ltd.	5,696	22,165
Cettire, Ltd. (A)(B)	7,920	10,209
Challenger, Ltd.	19,023	84,937
Champion Iron, Ltd.	13,415	67,488
Chrysos Corp., Ltd. (A)	1,788	7,100
City Chic Collective, Ltd. (A)	15,442	1,442
Clinuvel Pharmaceuticals, Ltd.	2,335	22,619
Clover Corp., Ltd.	8,155	2,869
Coast Entertainment Holdings, Ltd. (A)	39,016	12,146
Codan, Ltd.	5,930	65,927
Collins Foods, Ltd.	5,736	34,608
Cooper Energy, Ltd. (A)	158,205	20,242
Corporate Travel Management, Ltd.	4,156	36,990
Credit Corp. Group, Ltd.	3,047	32,600
Data#3, Ltd.	5,537	29,013
De Grey Mining, Ltd. (A)	95,687	91,209
Deep Yellow, Ltd. (A)	31,653	30,288
Deterra Royalties, Ltd.	10,662	29,657
Dicker Data, Ltd.	2,871	18,674
Domain Holdings Australia, Ltd.	11,859	26,151
Domino's Pizza Enterprises, Ltd.	2,539	62,064
Downer EDI, Ltd.	26,043	98,295
Eagers Automotive, Ltd.	4,898	36,879
Elders, Ltd.	6,912	40,273
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Emeco Holdings, Ltd. (A)	22,924	$12,009
Emerald Resources NL (A)	21,418	56,738
EML Payments, Ltd. (A)	16,327	7,342
Enero Group, Ltd.	3,952	3,548
EQT Holdings, Ltd.	1,011	22,069
EVT, Ltd.	4,108	30,409
Finbar Group, Ltd.	8,370	4,833
FleetPartners Group, Ltd. (A)	16,681	35,590
Fleetwood, Ltd.	8,058	10,261
Flight Centre Travel Group, Ltd.	6,231	95,926
Frontier Digital Ventures, Ltd. (A)	11,391	3,216
G8 Education, Ltd.	51,376	50,181
Galan Lithium, Ltd. (A)(B)	19,249	1,596
Gold Road Resources, Ltd.	45,259	53,128
GrainCorp, Ltd., Class A	9,793	62,055
Grange Resources, Ltd.	21,083	4,073
GWA Group, Ltd.	12,453	20,776
Hansen Technologies, Ltd.	6,495	21,330
Harvey Norman Holdings, Ltd.	12,930	44,097
Healius, Ltd. (A)	30,121	35,865
Helia Group, Ltd.	14,393	40,194
Highfield Resources, Ltd. (A)(B)	13,495	3,076
HUB24, Ltd.	3,168	127,522
Humm Group, Ltd.	29,115	16,873
IDP Education, Ltd.	7,627	83,555
Iluka Resources, Ltd.	10,545	50,383
Imdex, Ltd.	25,654	41,814
Immutep, Ltd. (A)	32,224	7,213
Infomedia, Ltd.	17,584	19,322
Inghams Group, Ltd.	13,624	27,715
Insignia Financial, Ltd.	28,538	51,469
Integral Diagnostics, Ltd.	13,760	28,217
Ioneer, Ltd. (A)(B)	61,614	9,754
IPH, Ltd.	11,409	47,784
IRESS, Ltd. (A)	2,071	14,145
IVE Group, Ltd.	11,452	16,126
Johns Lyng Group, Ltd.	7,242	18,602
Jumbo Interactive, Ltd.	2,253	21,352
Jupiter Mines, Ltd.	72,822	8,789
Karoon Energy, Ltd.	26,749	28,872
Kelsian Group, Ltd.	8,189	23,290
Kogan.com, Ltd.	1,969	6,973
Lendlease Corp., Ltd.	20,814	101,741
Lifestyle Communities, Ltd.	4,954	28,724
Lindsay Australia, Ltd.	21,134	13,281
Lovisa Holdings, Ltd.	3,010	74,752
Lycopodium, Ltd.	1,317	11,192
MA Financial Group, Ltd.	4,146	15,145
Macmahon Holdings, Ltd.	112,440	25,221
Macquarie Technology Group, Ltd. (A)	470	26,999
Magellan Financial Group, Ltd.	5,757	39,714
Mayne Pharma Group, Ltd. (A)	4,957	15,704
McMillan Shakespeare, Ltd.	2,468	26,092
McPherson's, Ltd.	9,168	2,569
Megaport, Ltd. (A)	4,479	22,637
Mesoblast, Ltd. (A)	18,183	14,714
Metals X, Ltd. (A)	48,765	15,267
Metcash, Ltd.	41,758	103,223
Michael Hill International, Ltd.	16,629	5,738
Monadelphous Group, Ltd.	4,455	39,576
Monash IVF Group, Ltd.	21,798	18,440
Mount Gibson Iron, Ltd. (A)	19,096	4,415
Myer Holdings, Ltd.	39,744	22,752
MyState, Ltd.	5,893	14,941
Nanosonics, Ltd. (A)	11,541	29,199

87

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Navigator Global Investments, Ltd.	11,684	$13,982
Netwealth Group, Ltd.	3,423	58,574
New Hope Corp., Ltd.	23,547	84,450
nib holdings, Ltd.	20,171	82,609
Nick Scali, Ltd.	2,772	31,848
Nickel Industries, Ltd.	57,059	36,126
Nine Entertainment Company Holdings, Ltd.	57,796	49,876
Novonix, Ltd. (A)(B)	10,082	4,860
NRW Holdings, Ltd.	19,940	49,130
Nufarm, Ltd.	14,586	39,739
Nuix, Ltd. (A)	10,473	47,417
Objective Corp., Ltd.	921	9,325
OceanaGold Corp.	33,600	95,152
OFX Group, Ltd. (A)	14,134	21,029
Omni Bridgeway, Ltd. (A)	15,737	12,078
oOh!media, Ltd.	31,712	28,726
Orora, Ltd.	56,536	106,268
Pacific Current Group, Ltd.	1,717	12,619
Paladin Energy, Ltd. (A)	6,944	55,443
Panoramic Resources, Ltd. (A)(C)	95,428	2,309
Pantoro, Ltd. (A)	126,594	9,990
Peet, Ltd.	13,800	12,277
PeopleIN, Ltd.	5,305	3,111
Perenti, Ltd.	35,432	26,694
Perpetual, Ltd.	3,944	50,546
Perseus Mining, Ltd.	54,471	97,364
PEXA Group, Ltd. (A)	4,479	45,643
Platinum Asset Management, Ltd.	22,136	17,877
Praemium, Ltd.	28,131	11,391
Premier Investments, Ltd.	2,387	50,681
Propel Funeral Partners, Ltd.	3,234	12,906
PSC Insurance Group, Ltd.	5,616	23,998
PWR Holdings, Ltd.	3,396	21,224
Ramelius Resources, Ltd.	38,707	58,284
ReadyTech Holdings, Ltd. (A)	4,809	9,964
Regis Healthcare, Ltd.	10,577	45,173
Regis Resources, Ltd. (A)	35,749	50,052
Resolute Mining, Ltd. (A)	88,090	44,774
Ridley Corp., Ltd.	12,071	21,854
RPMGlobal Holdings, Ltd. (A)	6,670	13,825
Sandfire Resources, Ltd. (A)	17,872	132,314
Select Harvests, Ltd. (A)	7,081	17,953
Select Harvests, Ltd., Additional Offering (A)	1,232	3,124
Servcorp, Ltd.	3,171	11,282
Service Stream, Ltd.	27,275	28,702
Seven West Media, Ltd. (A)	85,038	10,297
SG Fleet Group, Ltd.	8,938	15,476
Sigma Healthcare, Ltd.	86,355	85,669
Silver Mines, Ltd. (A)(B)	80,735	5,066
Sims, Ltd.	7,974	69,284
SmartGroup Corp., Ltd.	4,810	27,808
SolGold PLC (A)	65,333	8,808
Solvar, Ltd.	10,468	9,466
Southern Cross Media Group, Ltd.	17,291	5,724
SRG Global, Ltd.	40,587	31,229
St. Barbara, Ltd. (A)	33,249	8,210
Strike Energy, Ltd. (A)(B)	118,299	18,041
Super Retail Group, Ltd.	5,206	65,207
Superloop, Ltd. (A)	22,967	27,481
Syrah Resources, Ltd. (A)(B)	62,038	10,678
Tabcorp Holdings, Ltd.	93,926	32,684
Technology One, Ltd.	2,764	45,488
Temple & Webster Group, Ltd. (A)	3,537	32,392
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Ten Sixty Four, Ltd. (A)(C)	8,127	$3,203
Terracom, Ltd. (A)	32,978	4,653
The Reject Shop, Ltd.	2,561	5,676
The Star Entertainment Group, Ltd. (A)	35,991	7,313
Tuas, Ltd. (A)	6,509	24,332
Tyro Payments, Ltd. (A)	10,423	6,769
Vault Minerals, Ltd. (A)	358,388	80,525
Ventia Services Group Pty, Ltd.	27,017	84,801
Viva Energy Group, Ltd. (D)	27,639	55,755
Vulcan Energy Resources, Ltd. (A)(B)	3,849	12,007
Webjet Group, Ltd. (A)	16,369	11,317
Webjet, Ltd. (A)	16,369	82,884
West African Resources, Ltd. (A)	46,675	55,341
Westgold Resources, Ltd.	18,696	34,337
Westgold Resources, Ltd. (Toronto Stock Exchange) (A)	12,115	21,588
Whitehaven Coal, Ltd.	12,777	63,366
Zip Company, Ltd. (A)	30,592	58,128
		6,997,727
Austria - 1.4%
Addiko Bank AG (A)	668	13,039
Agrana Beteiligungs AG	724	8,843
ams-OSRAM AG (A)	4,452	62,313
ANDRITZ AG	2,533	179,496
AT&S Austria Technologie & Systemtechnik AG (A)(B)	1,188	26,721
BAWAG Group AG (A)(D)	3,949	305,957
CA Immobilien Anlagen AG (B)	1,426	42,618
DO & Company AG (A)	278	41,945
Eurotelesites AG (A)	1,109	5,890
EVN AG	1,321	41,668
Fabasoft AG	599	9,980
FACC AG (A)	1,116	8,004
IMMOFINANZ AG (A)(B)	945	18,883
Kapsch TrafficCom AG (A)	191	1,688
Kontron AG	2,318	41,544
Lenzing AG (A)(B)	566	22,374
Mayr Melnhof Karton AG	302	29,822
Oesterreichische Post AG (B)	1,378	46,047
Palfinger AG	876	22,100
POLYTEC Holding AG (A)	995	3,259
Porr AG	876	13,223
Raiffeisen Bank International AG	2,117	42,169
RHI Magnesita NV	552	25,378
Rosenbauer International AG (A)	174	6,784
Schoeller-Bleckmann Oilfield Equipment AG	445	14,287
Semperit AG Holding (B)	822	10,530
Strabag SE, Bearer Shares	245	10,231
Telekom Austria AG	5,725	56,161
UBM Development AG (A)	411	9,443
UNIQA Insurance Group AG	3,329	27,468
Vienna Insurance Group AG	1,157	38,411
voestalpine AG	4,524	117,553
Wienerberger AG	4,106	135,762
Zumtobel Group AG	2,545	15,363
		1,454,954
Belgium - 1.7%
Ackermans & van Haaren NV	982	208,572
Ageas SA/NV	2,241	119,578
AGFA-Gevaert NV (A)	6,780	8,078
Atenor (A)	1,218	6,867
Azelis Group NV	2,791	61,152
Barco NV	3,257	43,238
Bekaert SA	1,389	57,092

88

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Belgium (continued)
Biocartis Group NV (A)(C)(D)	4,063	$1,312
bpost SA	4,236	12,090
Cie d'Entreprises CFE	416	3,113
Colruyt Group N.V	2,258	105,121
Deceuninck NV	2,515	7,371
Deme Group NV	303	49,279
Econocom Group SA/NV	6,435	14,312
Elia Group SA/NV	718	82,060
Euronav NV (B)	2,324	38,625
EVS Broadcast Equipment SA	811	25,660
Fagron	2,712	56,111
Galapagos NV (A)	1,566	45,110
Gimv NV	891	41,656
Immobel SA (B)	209	5,126
Ion Beam Applications	1,305	19,295
Kinepolis Group NV	585	26,047
Lotus Bakeries NV	10	134,192
Melexis NV	863	71,405
Ontex Group NV (A)(B)	2,807	27,913
Orange Belgium SA (A)	417	6,867
Proximus SADP	6,084	47,404
Recticel SA (B)	2,296	33,793
Sipef NV	420	26,386
Solvay SA	3,579	140,208
Tessenderlo Group SA (B)	1,111	31,588
Umicore SA	4,934	64,034
Van de Velde NV	377	12,638
VGP NV	618	63,290
Viohalco SA	7,173	46,978
X-Fab Silicon Foundries SE (A)(D)	3,484	19,710
		1,763,271
Bermuda - 0.2%
Hiscox, Ltd.	13,525	207,166
Cambodia - 0.0%
NagaCorp, Ltd. (A)	52,981	25,179
Canada - 10.5%
5N Plus, Inc. (A)	3,515	17,413
Acadian Timber Corp.	800	10,316
ADENTRA, Inc.	449	14,080
Advantage Energy, Ltd. (A)	9,000	62,886
Aecon Group, Inc.	3,200	49,498
Africa Oil Corp.	22,402	28,987
Ag Growth International, Inc.	1,100	44,026
AGF Management, Ltd., Class B	4,298	29,078
Aimia, Inc. (A)(B)	7,777	15,123
Air Canada (A)	1,700	20,602
AirBoss of America Corp.	1,500	5,801
Algoma Central Corp.	700	7,676
Algonquin Power & Utilities Corp. (B)	18,186	99,371
Altius Minerals Corp.	1,700	32,732
Altus Group, Ltd.	2,018	81,902
Amerigo Resources, Ltd. (B)	13,502	17,371
Andlauer Healthcare Group, Inc.	1,218	35,123
Andrew Peller, Ltd., Class A (B)	2,300	6,683
Aritzia, Inc. (A)	3,445	129,476
Ascot Resources, Ltd. (A)	13,700	1,621
Atco, Ltd., Class I	2,418	85,639
Athabasca Oil Corp. (A)	29,474	104,607
ATS Corp. (A)	4,247	123,223
AutoCanada, Inc. (A)(B)	1,985	23,615
B2Gold Corp.	48,608	150,232
B2Gold Corp. (NYSE American Exchange)	5,393	16,610
Badger Infrastructure Solutions, Ltd.	1,832	49,808
Ballard Power Systems, Inc. (A)(B)	9,718	17,461
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Bausch Health Companies, Inc. (A)	12,400	$101,221
Baytex Energy Corp. (B)	16,664	49,778
Birch Mountain Resources, Ltd. (A)(C)	9,200	1
Birchcliff Energy, Ltd.	11,933	50,293
Bird Construction, Inc.	4,995	89,193
Bitfarms, Ltd. (A)	9,400	19,809
Black Diamond Group, Ltd.	2,750	19,927
BlackBerry, Ltd. (A)	17,634	46,417
BMTC Group, Inc.	500	4,836
Boralex, Inc., Class A	4,010	106,680
Boyd Group Services, Inc.	660	100,021
Brookfield Wealth Solutions, Ltd. (A)	600	31,920
BRP, Inc.	696	41,422
Calian Group, Ltd.	605	20,542
Calibre Mining Corp. (A)	11,500	22,193
Canaccord Genuity Group, Inc.	5,281	35,104
Canacol Energy, Ltd.	1,513	3,860
Canada Goose Holdings, Inc. (A)(B)	2,213	27,719
Canadian Western Bank	5,015	199,606
Canfor Corp. (A)	2,404	30,271
Canfor Pulp Products, Inc. (A)(B)	2,715	1,807
Capital Power Corp.	4,727	171,856
Capstone Copper Corp. (A)	29,467	230,298
Cardinal Energy, Ltd. (B)	5,530	26,169
Cascades, Inc.	4,523	34,881
Celestica, Inc. (A)	4,197	214,559
Celestica, Inc. (New York Stock Exchange) (A)	3,200	163,584
Centerra Gold, Inc.	9,077	65,169
CES Energy Solutions Corp.	18,429	101,925
China Gold International Resources Corp., Ltd. (A)	18,050	82,746
CI Financial Corp.	3,299	44,907
Cineplex, Inc. (A)	1,227	9,807
Cogeco Communications, Inc.	563	29,764
Cogeco, Inc.	445	19,683
Computer Modelling Group, Ltd.	4,420	37,159
Converge Technology Solutions Corp.	2,936	10,029
Corby Spirit and Wine, Ltd.	700	6,604
Crew Energy, Inc. (A)	8,100	43,002
Cronos Group, Inc. (A)	5,470	12,093
Cronos Group, Inc. (Nasdaq Exchange) (A)	7,260	15,899
Culico Metals, Inc. (A)(B)	1,440	106
Definity Financial Corp.	1,428	57,555
Denison Mines Corp. (A)(B)	34,295	62,380
Dexterra Group, Inc.	1,621	8,222
Doman Building Materials Group, Ltd.	3,600	20,416
Dorel Industries, Inc., Class B (A)	1,800	7,613
DREAM Unlimited Corp., Class A	1,350	33,669
Dundee Precious Metals, Inc.	7,687	77,868
Dye & Durham, Ltd.	2,990	35,130
E-L Financial Corp., Ltd.	100	88,728
Eldorado Gold Corp. (A)	8,268	143,725
Endeavour Silver Corp. (A)	6,945	27,422
Enerflex, Ltd. (B)	6,400	38,141
Enghouse Systems, Ltd.	1,800	44,785
Ensign Energy Services, Inc. (A)	9,800	19,202
EQB, Inc.	958	73,845
Equinox Gold Corp. (A)	12,552	76,568
ERO Copper Corp. (A)	2,900	64,564
Evertz Technologies, Ltd.	1,900	16,577
Exchange Income Corp.	568	21,595
Exco Technologies, Ltd.	1,500	8,862
Extendicare, Inc.	6,230	43,669

89

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Fiera Capital Corp.	5,935	$36,248
Finning International, Inc.	5,481	179,897
Firm Capital Mortgage Investment Corp.	1,100	9,418
First Majestic Silver Corp. (B)	9,281	55,722
First Majestic Silver Corp. (New York Stock Exchange) (B)	1,582	9,492
First Mining Gold Corp. (A)	39,000	3,893
First National Financial Corp.	700	20,367
Fission Uranium Corp. (A)	19,500	14,851
Fortuna Mining Corp. (A)	8,500	39,532
Freehold Royalties, Ltd.	5,429	56,399
Frontera Energy Corp.	2,200	12,802
Galiano Gold, Inc. (A)	6,600	9,418
Gamehost, Inc.	100	771
GDI Integrated Facility Services, Inc. (A)	300	8,085
Gibson Energy, Inc. (B)	5,806	95,346
goeasy, Ltd.	372	49,769
GoGold Resources, Inc. (A)	5,300	5,016
Gran Tierra Energy, Inc. (A)	2,516	16,017
Guardian Capital Group, Ltd., Class A	1,100	33,103
Hammond Power Solutions, Inc.	400	41,803
Hanfeng Evergreen, Inc. (A)(C)	200	0
Headwater Exploration, Inc.	9,290	43,481
Heroux-Devtek, Inc. (A)	2,700	64,084
High Liner Foods, Inc. (B)	1,773	16,439
HLS Therapeutics, Inc. (A)	700	1,946
Hudbay Minerals, Inc.	15,610	143,583
IAMGOLD Corp. (A)	18,527	97,125
Imperial Metals Corp. (A)(B)	5,060	8,268
Information Services Corp.	800	17,101
Innergex Renewable Energy, Inc.	3,863	29,905
Interfor Corp. (A)	2,920	43,829
International Petroleum Corp. (A)	337	3,979
International Petroleum Corp. (Nasdaq Stockholm Exchange) (A)	3,496	41,571
International Tower Hill Mines, Ltd. (A)	2,300	1,258
Jamieson Wellness, Inc. (D)	2,200	57,113
K92 Mining, Inc. (A)	4,411	25,668
KAB Distribution, Inc. (A)(C)	7,076	0
K-Bro Linen, Inc.	600	15,306
Kelt Exploration, Ltd. (A)	10,445	48,346
Knight Therapeutics, Inc. (A)	5,400	23,677
Labrador Iron Ore Royalty Corp.	2,318	55,120
Largo, Inc. (A)	780	1,638
Lassonde Industries, Inc., Class A	200	26,212
Laurentian Bank of Canada (B)	1,514	30,516
Leon's Furniture, Ltd.	1,883	41,713
Lightspeed Commerce, Inc. (A)	5,593	92,221
Linamar Corp.	1,366	63,732
Lucara Diamond Corp. (A)	25,184	8,566
Lundin Gold, Inc.	4,258	92,090
Magellan Aerospace Corp.	900	6,182
Mainstreet Equity Corp.	400	56,520
Major Drilling Group International, Inc. (A)	4,513	27,930
Manitok Energy, Inc. (A)(C)	16	0
Maple Leaf Foods, Inc.	4,180	68,459
Martinrea International, Inc.	4,603	38,970
Mattr Corp. (A)	4,173	43,753
MDA Space, Ltd. (A)	4,887	62,802
Medical Facilities Corp.	2,104	20,986
MEG Energy Corp.	4,445	83,513
Melcor Developments, Ltd.	1,000	9,775
Methanex Corp.	2,589	106,971
Morguard Corp.	400	36,529
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
MTY Food Group, Inc.	742	$25,391
Mullen Group, Ltd.	3,682	38,741
New Gold, Inc. (A)	34,515	100,040
NFI Group, Inc. (A)(B)	2,960	39,570
North American Construction Group, Ltd.	2,100	39,269
Northland Power, Inc.	6,699	115,559
Nuvei Corp. (D)	1,646	54,889
NuVista Energy, Ltd. (A)	7,905	64,996
Onex Corp.	1,402	98,201
Organigram Holdings, Inc. (A)	2,232	4,043
Orla Mining, Ltd. (A)	11,140	44,809
Osisko Gold Royalties, Ltd.	7,195	133,265
Osisko Mining, Inc. (A)	12,850	46,271
Paramount Resources, Ltd., Class A (B)	2,973	57,923
Parex Resources, Inc.	5,516	48,942
Parkland Corp.	5,019	129,367
Pason Systems, Inc.	3,936	38,794
Peyto Exploration & Development Corp.	6,197	70,564
PHX Energy Services Corp.	2,600	17,456
Pine Cliff Energy, Ltd. (B)	11,000	8,052
Pizza Pizza Royalty Corp.	1,729	16,773
Polaris Renewable Energy, Inc.	1,500	13,686
Pollard Banknote, Ltd.	1,000	20,200
PrairieSky Royalty, Ltd.	9,927	201,777
Precision Drilling Corp. (A)	382	23,525
Premium Brands Holdings Corp.	1,800	127,462
Quarterhill, Inc. (A)	9,800	12,463
Quebecor, Inc., Class B	2,536	66,210
Questerre Energy Corp., Class A (A)	19,444	4,457
Real Matters, Inc. (A)	300	2,030
RF Capital Group, Inc. (A)	185	1,004
Richelieu Hardware, Ltd.	2,000	59,300
Rogers Sugar, Inc.	6,474	27,237
Russel Metals, Inc.	1,946	59,051
Sandstorm Gold, Ltd.	6,972	41,859
Savaria Corp.	2,300	36,988
Seabridge Gold, Inc. (A)	2,830	47,583
Secure Energy Services, Inc.	13,477	121,870
Sienna Senior Living, Inc.	3,606	44,793
SilverCrest Metals, Inc. (A)	5,921	54,944
Sleep Country Canada Holdings, Inc. (D)	2,113	54,667
Softchoice Corp.	800	11,085
Spartan Delta Corp. (A)(B)	1,796	4,900
Spin Master Corp. (D)	1,400	31,624
Sprott, Inc.	1,329	57,594
Stelco Holdings, Inc. (B)	1,675	82,620
Stella-Jones, Inc.	3,178	208,640
Superior Plus Corp. (B)	7,557	41,572
Surge Energy, Inc.	2,103	9,376
Tamarack Valley Energy, Ltd.	13,985	40,431
Taseko Mines, Ltd. (A)	16,100	40,832
TELUS Corp.	1,433	24,041
TerraVest Industries, Inc.	600	42,638
The North West Company, Inc.	2,333	88,545
Tidewater Midstream and Infrastructure, Ltd. (A)(B)	6,650	1,426
Tilray Brands, Inc. (A)	114	201
Timbercreek Financial Corp.	6,000	36,112
TLC Vision Corp. (A)(C)	3,400	0
Topaz Energy Corp.	2,000	38,227
Torex Gold Resources, Inc. (A)	2,683	51,202
Total Energy Services, Inc.	3,132	21,722
TransAlta Corp.	9,482	98,294
Transcontinental, Inc., Class A	4,783	63,552

90

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Trevali Mining Corp. (A)(C)	3,713	$253
Trican Well Service, Ltd.	16,409	57,873
Triple Flag Precious Metals Corp.	1,683	27,253
Trisura Group, Ltd. (A)	2,100	67,063
Vecima Networks, Inc.	479	7,229
Veren, Inc.	14,587	89,844
Veren, Inc. (New York Stock Exchange)	9,004	55,375
Vermilion Energy, Inc.	4,600	44,896
Wajax Corp.	1,300	24,511
Wesdome Gold Mines, Ltd. (A)	7,800	73,187
Western Copper & Gold Corp. (A)	5,400	6,428
Western Forest Products, Inc. (A)	25,850	10,130
Westshore Terminals Investment Corp.	2,189	39,250
Whitecap Resources, Inc.	19,495	145,587
Winpak, Ltd.	1,177	41,347
Yellow Pages, Ltd.	140	1,001
Zenith Capital Corp. (A)	1,700	17
		10,829,081
China - 0.0%
Fosun Tourism Group (A)(D)	11,400	6,582
Denmark - 2.9%
ALK-Abello A/S (A)	5,228	134,270
Alm Brand A/S	33,083	66,202
Amagerbanken A/S (A)(C)	25,580	0
Ambu A/S, Class B (A)(B)	7,931	155,419
Bang & Olufsen A/S (A)	7,788	10,525
Bavarian Nordic A/S (A)(B)	2,530	87,285
Better Collective A/S (A)	1,545	34,325
CBrain A/S	389	11,827
Chemometec A/S	801	48,682
Columbus A/S	6,187	9,919
D/S Norden A/S	890	36,963
Demant A/S (A)	245	9,538
Dfds A/S	1,767	45,196
FLSmidth & Company A/S	1,909	108,099
GN Store Nord A/S (A)	5,046	112,445
H Lundbeck A/S	12,897	83,454
H+H International A/S, Class B (A)	1,146	15,652
ISS A/S	6,026	120,267
Jeudan A/S	380	13,196
Jyske Bank A/S	1,953	152,004
Lan & Spar Bank A/S	198	20,103
Matas A/S	2,212	41,197
Netcompany Group A/S (A)(D)	1,467	67,439
Nilfisk Holding A/S (A)	1,220	26,605
NKT A/S (A)	2,207	208,839
NNIT A/S (A)(D)	479	9,303
NTG Nordic Transport Group A/S (A)(B)	635	27,167
Per Aarsleff Holding A/S	883	53,220
Ringkjoebing Landbobank A/S	1,037	163,342
ROCKWOOL A/S, A Shares	130	60,526
ROCKWOOL A/S, B Shares	196	92,013
Royal Unibrew A/S	1,886	158,230
Scandinavian Tobacco Group A/S (D)	3,178	48,726
Schouw & Company A/S	666	57,877
Solar A/S, B Shares	410	21,547
SP Group A/S	368	18,512
Spar Nord Bank A/S	3,586	68,411
Sparekassen Sjaelland-Fyn A/S	1,012	31,454
Sydbank A/S	2,697	132,751
TCM Group A/S (A)	507	5,443
Tivoli A/S	102	10,411
Topdanmark A/S	1,997	108,576
UIE PLC	1,280	52,506
Vestjysk Bank A/S	22,473	14,181
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
Zealand Pharma A/S (A)	1,618	$196,865
		2,950,512
Finland - 2.3%
Aktia Bank OYJ (B)	2,136	22,085
Alma Media OYJ	1,962	24,676
Bittium OYJ	2,708	20,008
Cargotec OYJ, B Shares	1,532	89,545
Citycon OYJ (A)	4,136	19,169
Elisa OYJ	2,458	130,310
Enento Group OYJ (D)	860	18,523
EQ OYJ	483	7,543
Finnair OYJ (A)(B)	6,510	18,493
Fiskars OYJ ABP	2,196	38,053
Harvia OYJ	668	35,029
HKFoods OYJ (A)	316	249
Huhtamaki OYJ	3,346	129,982
Kalmar OYJ, B Shares (A)	1,532	49,804
Kamux Corp.	1,688	7,498
Kemira OYJ	4,412	110,063
Kesko OYJ, A Shares	2,102	44,514
Kesko OYJ, B Shares	6,141	131,016
Kojamo OYJ (A)	4,092	46,905
Konecranes OYJ	3,143	236,142
Lassila & Tikanoja OYJ	1,929	19,068
Lindex Group OYJ (A)	3,912	12,872
Mandatum OYJ	2,045	10,124
Marimekko OYJ	1,923	27,946
Metsa Board OYJ, B Shares	6,636	46,496
Metso OYJ	8,281	88,544
Nokian Renkaat OYJ	4,287	42,279
Olvi OYJ, A Shares	721	23,681
Oma Saastopankki OYJ	490	7,798
Oriola OYJ, B Shares	9,290	9,568
Orion OYJ, Class A	711	38,799
Orion OYJ, Class B	3,859	211,450
Outokumpu OYJ	11,396	46,026
Pihlajalinna OYJ	1,193	13,068
Ponsse OYJ	543	13,062
Puuilo OYJ	3,674	39,506
QT Group OYJ (A)	770	79,891
Raisio OYJ, V Shares	8,267	20,880
Rapala VMC OYJ (A)	908	2,499
Revenio Group OYJ	406	15,754
Sanoma OYJ	2,692	20,256
Taaleri OYJ	956	8,757
Talenom OYJ	637	3,555
Terveystalo OYJ (D)	4,887	52,942
TietoEVRY OYJ	3,237	66,869
Tokmanni Group Corp.	2,438	30,016
Vaisala OYJ, A Shares	952	52,181
Valmet OYJ	5,558	178,281
Verkkokauppa.com OYJ (A)	1,047	1,973
WithSecure OYJ (A)	7,159	8,403
YIT OYJ	8,449	25,752
		2,397,903
France - 4.8%
ABC arbitrage	2,016	10,288
Accor SA	699	30,386
AKWEL SADIR (B)	725	7,814
Alstom SA (A)	10,624	220,734
Altamir	752	20,337
Alten SA	1,325	148,127
Arkema SA	1,437	136,873
Atos SE (A)(B)	2,440	1,913
Axway Software SA (A)(B)	727	19,268

91

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Bastide le Confort Medical (A)	256	$5,742
Beneteau SACA (B)	2,130	23,060
Bigben Interactive (A)	1,198	2,576
Boiron SA	274	9,905
Bonduelle SCA	1,027	8,230
Catana Group (B)	1,588	8,496
Cegedim SA (A)	495	6,726
Cie des Alpes	998	15,788
Claranova SE (A)	1,250	2,216
Clariane SE (A)	9,440	18,073
Coface SA	5,334	87,388
DBV Technologies SA (A)(B)	1,786	1,456
Derichebourg SA	3,889	22,847
Ekinops SAS (A)	1,302	5,888
Electricite de Strasbourg SA	31	3,745
Elior Group SA (A)(D)	2,910	11,794
Elis SA	8,324	173,715
Equasens (B)	290	16,548
Eramet SA	530	41,851
Etablissements Maurel et Prom SA	4,375	23,053
Eurazeo SE	2,004	164,855
Eutelsat Communications SACA (A)(B)	6,192	27,519
Exclusive Networks SA (A)	708	18,629
Exel Industries SA, A Shares	89	4,925
Fnac Darty SA	779	26,880
Forvia SE	7,066	72,694
Gaztransport Et Technigaz SA	1,643	232,316
Groupe Crit SA	163	12,160
Guerbet	326	13,416
Haulotte Group SA (A)	962	3,184
ID Logistics Group SACA (A)	162	68,334
Imerys SA	1,475	48,979
Infotel SA	348	16,610
Interparfums SA	297	15,027
IPSOS SA	1,725	108,568
Jacquet Metals SACA	1,024	18,113
JCDecaux SE (A)	1,836	41,117
Kaufman & Broad SA	593	20,588
La Francaise des Jeux SAEM (D)	2,587	106,454
Laurent-Perrier	110	13,103
LISI SA	419	12,369
LNA Sante SA	166	4,262
Lumibird (A)	632	5,932
Maisons du Monde SA (D)	1,925	8,278
Manitou BF SA	530	10,999
Mersen SA	1,063	33,662
Metropole Television SA	1,324	17,962
Nacon SA (A)	518	504
Neoen SA (D)	2,323	100,768
Nexans SA	1,314	192,875
Nexity SA (A)(B)	1,974	25,921
NRJ Group	782	6,720
Opmobility	2,278	22,822
OVH Groupe SAS (A)	146	1,105
Pierre Et Vacances SA (A)	10,785	16,962
Plastivaloire (A)	383	571
Pluxee NV (A)	2,176	45,834
Quadient SA	1,652	30,918
Rexel SA	8,582	248,764
Robertet SA	12	12,694
Rubis SCA	4,233	115,646
Samse SACA	48	8,332
Savencia SA	372	21,527
SCOR SE	6,971	155,942
SEB SA	1,048	119,625
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Seche Environnement SACA	126	$12,552
SMCP SA (A)(D)	1,921	5,457
Societe BIC SA	1,106	74,363
Societe LDC SADIR	424	33,515
SOITEC (A)	623	62,399
Sopra Steria Group	690	145,086
SPIE SA	5,882	224,923
Stef SA	202	30,845
Synergie SE (A)	557	19,831
Technip Energies NV	6,139	148,335
Teleperformance SE	1,310	135,520
Television Francaise 1 SA	1,491	13,245
Thermador Groupe	453	38,766
Tikehau Capital SCA (B)	1,543	41,524
Trigano SA	395	50,803
Ubisoft Entertainment SA (A)	4,551	51,096
Valeo SE	8,798	106,456
Vallourec SACA (A)	9,983	151,349
Verallia SA (D)	2,947	86,252
Vetoquinol SA	105	9,786
Vicat SACA	942	37,056
Virbac SACA	34	14,479
Viridien (A)	424	15,444
Voltalia SA (A)(B)	1,403	13,454
Wavestone	331	20,475
		4,882,313
Georgia - 0.1%
Georgia Capital PLC (A)	1,145	14,265
TBC Bank Group PLC	1,929	68,447
		82,712
Germany - 5.6%
1&1 AG	2,192	33,354
7C Solarparken AG (B)	3,282	8,232
Adesso SE (B)	207	15,728
Adtran Networks SE	804	17,360
All for One Group SE	130	6,998
Allgeier SE	498	8,927
AlzChem Group AG	135	7,087
Amadeus Fire AG	264	27,214
Atoss Software SE	436	63,112
Aurubis AG (B)	1,560	114,457
Auto1 Group SE (A)(D)	1,150	13,040
Basler AG (A)	486	4,874
BayWa AG (A)(B)	669	9,495
Bechtle AG	3,835	171,548
Bertrandt AG	394	9,032
Bijou Brigitte AG	340	13,184
Bilfinger SE	1,375	74,266
Borussia Dortmund GmbH & Company KGaA (A)(B)	4,276	17,403
BRANICKS Group AG (A)(B)	3,005	6,683
CANCOM SE	314	9,850
CECONOMY AG (A)	8,144	29,657
CENIT AG	446	5,664
Cewe Stiftung & Company KGAA	268	31,656
CompuGroup Medical SE & Company KgaA	1,368	21,660
CTS Eventim AG & Company KGaA	2,125	221,267
Dermapharm Holding SE	849	33,037
Deutsche Beteiligungs AG (B)	631	17,716
Deutsche EuroShop AG (B)	514	12,506
Deutsche Pfandbriefbank AG (A)(B)(D)	6,014	40,006
Deutz AG	3,432	17,220
Dr. Hoenle AG (A)(B)	420	5,484
Draegerwerk AG & Company KGaA	82	3,927

92

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Duerr AG	2,868	$70,455
DWS Group GmbH & Company KGaA (D)	2,141	88,311
Eckert & Ziegler SE	808	40,422
Elmos Semiconductor SE (B)	331	24,464
ElringKlinger AG (B)	2,576	12,333
Encavis AG (A)	5,880	113,718
Energiekontor AG	454	28,844
Evotec SE (A)(B)	1,508	10,802
Fielmann Group AG	1,241	64,112
flatexDEGIRO AG	4,879	69,974
Fraport AG Frankfurt Airport Services Worldwide (A)	1,682	93,846
Freenet AG	5,773	171,854
Friedrich Vorwerk Group SE	1,234	33,298
FUCHS SE	1,198	45,005
GEA Group AG	7,309	358,482
Gerresheimer AG	1,792	159,955
GFT Technologies SE	961	25,049
GRENKE AG	983	26,280
H&R GmbH & Company KGaA	1,324	5,582
Hamburger Hafen und Logistik AG	1,330	24,018
Heidelberger Druckmaschinen AG (A)	18,003	20,954
HelloFresh SE (A)	6,865	70,367
Hensoldt AG	2,082	68,544
HOCHTIEF AG	815	100,533
Hornbach Holding AG & Company KGaA	497	48,872
HUGO BOSS AG	2,702	123,740
Indus Holding AG (B)	975	24,302
Init Innovation in Traffic Systems SE	364	15,015
Instone Real Estate Group SE (D)	2,299	24,501
IVU Traffic Technologies AG	665	10,470
Jenoptik AG	2,248	69,389
JOST Werke SE (D)	517	26,499
K+S AG	7,752	99,398
KION Group AG	2,944	116,244
Knaus Tabbert AG (B)	203	6,954
Koenig & Bauer AG (A)	912	9,145
Krones AG	775	111,546
KWS Saat SE & Company KGaA (B)	556	39,417
LANXESS AG	3,724	117,887
LEG Immobilien SE	3,618	378,782
Leifheit AG	437	8,749
Manz AG (A)	233	1,587
Medigene AG (A)	456	1,075
Medios AG (A)	842	15,104
METRO AG	6,195	33,549
MLP SE	5,864	37,897
Mutares SE & Company KGaA (B)	663	15,511
Nagarro SE (A)(B)	394	39,006
Norma Group SE	1,576	26,277
PATRIZIA SE	2,719	27,080
ProSiebenSat.1 Media SE	5,491	35,657
Puma SE	3,075	128,585
PVA TePla AG (A)	1,420	21,425
SAF-Holland SE	1,157	21,557
Salzgitter AG	1,529	27,953
Secunet Security Networks AG	141	14,464
SGL Carbon SE (A)(B)	3,072	18,421
Siltronic AG	706	53,815
Sixt SE (B)	733	53,602
SMA Solar Technology AG (B)	839	16,899
Stabilus SE	1,151	47,081
STRATEC SE	258	12,683
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Stroeer SE & Company KGaA	1,436	$91,925
Suedzucker AG	2,959	37,154
SUSS MicroTec SE	1,183	91,206
TAG Immobilien AG (A)	8,964	166,151
Takkt AG	1,848	19,996
TeamViewer SE (A)(D)	6,009	76,720
Technotrans SE	530	10,985
thyssenkrupp AG	22,583	87,495
TUI AG (A)	5,598	42,736
United Internet AG	4,312	88,700
Verbio SE	1,012	21,098
Vossloh AG	650	35,504
Wacker Chemie AG	591	58,455
Wacker Neuson SE (B)	1,493	24,727
Washtec AG	611	25,855
Westwing Group SE (A)	385	3,304
Wuestenrot & Wuerttembergische AG	1,566	21,413
Zalando SE (A)(D)	4,472	147,808
		5,730,216
Greece - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (A)(C)	3,303	68
Okeanis Eco Tankers Corp. (A)(D)	733	24,040
TT Hellenic Postbank SA (A)(C)	12,594	0
		24,108
Guernsey, Channel Islands - 0.0%
Raven Property Group, Ltd. (A)(C)	4,994	0
Hong Kong - 1.9%
3D-Gold Jewellery Holdings, Ltd. (A)(C)	90,000	0
APAC Resources, Ltd.	20,467	2,727
Apollo Future Mobility Group, Ltd. (A)	2,800	217
Asia Financial Holdings, Ltd.	14,000	7,095
ASMPT, Ltd.	6,800	82,661
Associated International Hotels, Ltd.	28,000	18,981
Brightoil Petroleum Holdings, Ltd. (A)(C)	117,000	0
Burwill Holdings, Ltd. (A)(C)	292,000	0
Cafe de Coral Holdings, Ltd.	18,000	20,018
Chen Hsong Holdings	10,000	1,941
Cheuk Nang Holdings, Ltd.	3,708	816
China Energy Development Holdings, Ltd. (A)	634,000	5,495
China Solar Energy Holdings, Ltd. (A)(C)	42,500	0
Chinese Estates Holdings, Ltd. (A)	22,000	3,825
Chow Sang Sang Holdings International, Ltd.	22,000	20,205
Chuang's Consortium International, Ltd. (A)	30,948	1,509
CITIC Telecom International Holdings, Ltd.	59,000	18,175
C-Mer Medical Holdings, Ltd. (A)	18,000	6,446
Cowell e Holdings, Inc. (A)(B)	8,000	23,112
Crystal International Group, Ltd. (D)	19,000	9,277
CSC Holdings, Ltd. (A)	885,000	3,656
CSI Properties, Ltd. (A)	245,066	2,531
Dah Sing Banking Group, Ltd.	18,000	16,055
Dah Sing Financial Holdings, Ltd.	6,520	20,736
DFI Retail Group Holdings, Ltd.	7,100	15,405
Dynamic Holdings, Ltd.	8,000	7,964
EC Healthcare	13,000	1,773
EganaGoldpfeil Holdings, Ltd. (A)(C)	103,373	0
Emperor Entertainment Hotel, Ltd.	22,532	958

93

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Emperor International Holdings, Ltd.	97,333	$3,435
Esprit Holdings, Ltd. (A)	176,850	3,050
ESR Group, Ltd. (D)	11,400	18,122
Fairwood Holdings, Ltd.	3,500	3,266
Far East Consortium International, Ltd.	98,508	15,370
First Pacific Company, Ltd.	112,000	61,683
Giordano International, Ltd.	82,000	18,092
Gold-Finance Holdings, Ltd. (A)(C)	62,000	0
GR Life Style Company, Ltd. (A)	82,000	2,998
Great Eagle Holdings, Ltd.	10,516	16,375
G-Resources Group, Ltd.	33,580	11,215
Guotai Junan International Holdings, Ltd.	207,000	34,652
Hang Lung Group, Ltd.	31,000	41,687
Hang Lung Properties, Ltd.	32,696	31,509
Hanison Construction Holdings, Ltd.	27,441	1,448
Hao Tian International Construction Investment Group, Ltd. (A)(B)	160,000	10,052
Harbour Centre Development, Ltd. (A)	38,000	25,228
HKBN, Ltd.	36,000	14,292
HKR International, Ltd. (A)	51,920	7,543
Hong Kong Ferry Holdings Company, Ltd.	29,000	15,936
Hong Kong Technology Venture Company, Ltd. (A)	28,000	6,037
Hongkong Chinese, Ltd.	66,000	2,052
Hsin Chong Group Holdings, Ltd. (A)(C)	170,000	0
Hutchison Port Holdings Trust	161,400	24,380
Hutchison Telecommunications Hong Kong Holdings, Ltd.	80,000	10,077
Hysan Development Company, Ltd.	25,000	43,019
Johnson Electric Holdings, Ltd.	21,193	31,070
K Wah International Holdings, Ltd. (B)	80,000	19,873
Kerry Logistics Network, Ltd.	16,500	18,314
Kerry Properties, Ltd.	23,500	49,631
Kowloon Development Company, Ltd.	24,422	12,225
Lai Sun Development Company, Ltd. (A)	22,980	1,871
Langham Hospitality Investments, Ltd. (A)	22,500	1,560
Liu Chong Hing Investment, Ltd.	16,000	8,783
Luk Fook Holdings International, Ltd.	15,000	32,082
Man Wah Holdings, Ltd.	61,600	50,726
Mandarin Oriental International, Ltd.	8,000	13,587
MH Development, Ltd. (A)(C)	16,000	0
Midland Holdings, Ltd. (A)	34,734	3,835
Miramar Hotel & Investment	15,000	18,290
Modern Dental Group, Ltd.	20,000	10,683
New World Development Company, Ltd. (B)	38,000	46,542
NewOcean Energy Holdings, Ltd. (A)(C)	66,000	298
Nissin Foods Company, Ltd.	22,000	12,870
NWS Holdings, Ltd.	64,000	65,897
Oriental Watch Holdings	18,000	8,274
Oshidori International Holdings, Ltd. (A)	204,000	3,384
Pacific Andes International Holdings, Ltd. (A)(C)	328,006	0
Pacific Basin Shipping, Ltd.	239,000	75,314
Pacific Textiles Holdings, Ltd.	42,000	8,832
Paliburg Holdings, Ltd. (A)	46,000	4,011
PC Partner Group, Ltd.	12,000	6,481
PCCW, Ltd.	115,590	63,372
Peace Mark Holdings, Ltd. (A)(C)	164,000	0
Perfect Medical Health Management, Ltd.	32,000	10,688
Pico Far East Holdings, Ltd.	60,000	14,166
Public Financial Holdings, Ltd. (A)	24,000	5,519
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Realord Group Holdings, Ltd. (A)	6,000	$4,087
Regal Hotels International Holdings, Ltd. (A)	36,000	12,817
Regina Miracle International Holdings, Ltd. (D)	17,000	5,001
Shangri-La Asia, Ltd.	46,000	33,150
Shun Tak Holdings, Ltd. (A)	80,250	8,096
Singamas Container Holdings, Ltd.	114,000	10,252
SJM Holdings, Ltd. (A)	118,750	46,709
SmarTone Telecommunications Holdings, Ltd.	31,500	16,721
Solomon Systech International, Ltd. (A)	72,000	3,770
South China Holdings Company, Ltd. (A)	640,000	3,795
Stella International Holdings, Ltd.	20,000	37,882
Sun Hung Kai & Company, Ltd.	45,000	15,712
SUNeVision Holdings, Ltd.	31,000	15,123
Tao Heung Holdings, Ltd.	14,000	913
Television Broadcasts, Ltd. (A)	19,100	8,490
Texhong International Group, Ltd.	11,000	6,327
Texwinca Holdings, Ltd.	60,000	7,560
The Bank of East Asia, Ltd.	33,715	43,373
The Hongkong & Shanghai Hotels, Ltd.	31,903	23,425
Theme International Holdings, Ltd.	130,000	8,112
Town Health International Medical Group, Ltd.	261,361	8,919
Tradelink Electronic Commerce, Ltd.	50,000	5,860
Transport International Holdings, Ltd.	12,312	13,383
United Laboratories International Holdings, Ltd.	42,000	54,074
Upbest Group, Ltd.	164,000	20,734
Value Partners Group, Ltd.	40,000	9,863
Vitasoy International Holdings, Ltd.	34,000	24,037
Vobile Group, Ltd. (A)(B)	73,000	20,187
VSTECS Holdings, Ltd.	47,200	28,239
VTech Holdings, Ltd.	6,900	47,974
Wai Kee Holdings, Ltd. (A)	24,000	2,376
Wealthink AI-Innovation Capital, Ltd. (A)	32,000	403
Wing On Company International, Ltd.	4,000	6,371
Wing Tai Properties, Ltd.	70,000	16,887
Xinyi Glass Holdings, Ltd.	45,000	52,734
Yue Yuen Industrial Holdings, Ltd.	30,000	56,874
Yunfeng Financial Group, Ltd. (A)	26,000	3,754
Zensun Enterprises, Ltd. (A)(C)	21,000	802
Zhaobangji Lifestyle Holdings, Ltd. (A)(B)	88,000	1,794
		1,997,854
Ireland - 0.6%
C&C Group PLC	17,690	38,560
Cairn Homes PLC	30,473	66,700
COSMO Pharmaceuticals NV	560	49,710
Dalata Hotel Group PLC	6,155	28,114
FBD Holdings PLC	1,936	26,662
Glanbia PLC	6,256	110,172
Glenveagh Properties PLC (A)(D)	24,326	42,004
Grafton Group PLC, CHESS Depositary Interest	7,751	107,705
Greencore Group PLC (A)	30,910	76,177
Irish Continental Group PLC	5,309	32,480
Permanent TSB Group Holdings PLC (A)	5,786	11,265
		589,549
Isle of Man - 0.1%
Playtech PLC (A)	11,001	110,463

94

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Isle of Man (continued)
Strix Group PLC	6,042	$5,535
		115,998
Israel - 1.0%
Adgar Investment and Development, Ltd. (A)	4,535	5,475
AFI Properties, Ltd. (A)	603	27,919
Africa Israel Residences, Ltd.	355	23,141
Airport City, Ltd. (A)	1	9
Allot, Ltd. (A)	2,103	6,156
Alrov Properties and Lodgings, Ltd. (A)	399	14,139
Arad, Ltd.	787	10,241
Ashdod Refinery, Ltd.	345	5,182
AudioCodes, Ltd.	1,269	12,347
Automatic Bank Services, Ltd.	1,109	4,630
Azorim-Investment Development & Construction Company, Ltd. (A)	3,848	18,108
Bet Shemesh Engines Holdings 1997, Ltd. (A)	358	23,967
BioLine RX, Ltd. (A)	48,850	1,989
Blue Square Real Estate, Ltd.	215	16,826
Carasso Motors, Ltd.	2,020	10,782
Cellcom Israel, Ltd. (A)	4,807	21,568
Clal Biotechnology Industries, Ltd. (A)	1	0
Compugen, Ltd. (A)	4,373	7,975
Danel Adir Yeoshua, Ltd.	253	23,167
Delek Automotive Systems, Ltd.	633	3,646
Dor Alon Energy in Israel 1988, Ltd. (A)	420	8,505
Duniec Brothers, Ltd. (A)	217	12,096
Electra Consumer Products 1970, Ltd. (A)	445	8,708
Electra Real Estate, Ltd.	1,543	17,809
Equital, Ltd. (A)	1,096	36,897
Formula Systems 1985, Ltd.	111	8,890
Fox Wizel, Ltd.	228	17,220
Gilat Satellite Networks, Ltd. (A)	1,452	7,605
Hamat Group, Ltd. (A)	1,230	4,081
IDI Insurance Company, Ltd.	440	14,142
IES Holdings, Ltd. (A)	120	6,477
Ilex Medical, Ltd.	211	3,610
Inrom Construction Industries, Ltd.	4,264	14,530
Isracard, Ltd.	6,691	24,688
Israel Discount Bank, Ltd., Class A	1	4
Israel Land Development Company, Ltd. (A)	789	6,862
Isras Investment Company, Ltd.	75	14,912
Issta, Ltd. (A)	219	4,532
Kamada, Ltd. (A)	1,616	8,632
Kerur Holdings, Ltd.	418	7,510
Kvutzat Acro, Ltd.	1,118	13,520
Levinstein Properties, Ltd.	267	4,089
M Yochananof & Sons, Ltd.	155	9,330
Magic Software Enterprises, Ltd.	1,349	16,084
Malam - Team, Ltd. (A)	476	7,216
Maytronics, Ltd.	960	2,156
Mediterranean Towers, Ltd.	4,044	8,361
Mega Or Holdings, Ltd.	757	19,453
Mivtach Shamir Holdings, Ltd.	397	17,796
Nawi Group, Ltd.	1,396	10,815
Neto Malinda Trading, Ltd. (A)	451	7,990
Next Vision Stabilized Systems, Ltd.	2,120	22,514
Nexxen International, Ltd. (A)	2,825	11,179
Novolog, Ltd.	20,186	8,101
Oil Refineries, Ltd.	102,102	26,354
One Software Technologies, Ltd.	1,700	22,979
OPC Energy, Ltd. (A)	1	8
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel (continued)
Partner Communications Company, Ltd. (A)	5,179	$22,317
Paz Oil Company, Ltd.	345	36,283
Perion Network, Ltd. (A)	689	5,490
Plasson Industries, Ltd.	241	9,045
Plus500, Ltd.	3,252	108,706
Prashkovsky Investments and Construction, Ltd.	318	7,733
Priortech, Ltd. (A)	217	9,191
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	449	25,072
Retailors, Ltd.	748	13,252
Sano-Brunos Enterprises, Ltd.	145	11,913
Scope Metals Group, Ltd. (A)	377	10,871
Shikun & Binui, Ltd. (A)	1	2
Summit Real Estate Holdings, Ltd.	1,022	15,301
Tadiran Group, Ltd.	86	4,619
Tamar Petroleum, Ltd. (D)	3,135	16,644
Tel Aviv Stock Exchange, Ltd.	3,160	29,849
Telsys, Ltd.	84	4,057
Tera Light, Ltd. (A)	32	55
Tiv Taam Holdings 1, Ltd.	3,848	6,192
		1,009,514
Italy - 3.9%
A2A SpA	70,439	162,712
ACEA SpA	2,494	48,798
Amplifon SpA	3,025	87,061
Anima Holding SpA (D)	9,201	55,955
Aquafil SpA (A)	969	2,131
Arnoldo Mondadori Editore SpA	7,965	21,573
Ascopiave SpA	4,243	13,622
Avio SpA (B)	877	11,994
Azimut Holding SpA	5,229	135,239
Banca Generali SpA	2,463	110,484
Banca IFIS SpA	633	15,449
Banca Mediolanum SpA	3,807	48,088
Banca Monte dei Paschi di Siena SpA	46,234	267,204
Banca Popolare di Sondrio SpA	21,195	162,542
Banca Profilo SpA (B)	24,032	5,379
Banco di Desio e della Brianza SpA	2,610	16,040
BasicNet SpA	1,571	5,732
BFF Bank SpA (D)	6,472	71,020
BPER Banca SpA	49,022	276,202
Brembo NV	5,497	60,212
Brunello Cucinelli SpA	1,495	161,401
Buzzi SpA	4,276	170,621
Cairo Communication SpA	4,712	11,279
Carel Industries SpA (D)	1,809	39,522
Cembre SpA	370	15,464
Cementir Holding NV	2,219	24,200
CIR SpA-Compagnie Industriali (A)	42,681	27,225
Credito Emiliano SpA	4,857	55,018
Danieli & C Officine Meccaniche SpA (B)	197	6,135
Danieli & C Officine Meccaniche SpA, Savings Shares	2,118	50,836
doValue SpA (A)(B)(D)	1,088	7,235
Enav SpA (D)	10,341	45,884
ERG SpA	344	9,434
Esprinet SpA (A)	2,412	16,064
Eurotech SpA (A)(B)	1,562	1,777
Fila SpA	2,245	23,457
Garofalo Health Care SpA (A)	1,776	10,649
Geox SpA (A)	8,390	5,487
Hera SpA	38,131	152,161

95

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Illimity Bank SpA	1,273	$6,645
IMMSI SpA (B)	6,756	4,264
Intercos SpA	1,065	18,765
Iren SpA	30,720	69,694
Italgas SpA	19,026	115,014
Italmobiliare SpA	405	12,806
Iveco Group NV	8,389	84,452
Maire SpA	8,993	74,354
MARR SpA	998	13,350
MFE-MediaForEurope NV, Class A	10,783	37,313
MFE-MediaForEurope NV, Class B	3,783	18,347
Moltiply Group SpA	424	15,681
Nexi SpA (A)(D)	6,469	43,952
OVS SpA (D)	11,708	37,729
Pharmanutra SpA (B)	268	17,398
Piaggio & C SpA	4,580	13,437
Piovan SpA (D)	884	13,546
Pirelli & C. SpA (D)	12,309	74,750
RAI Way SpA (D)	5,678	33,664
Reply SpA	1,004	151,403
Sabaf SpA	338	6,637
Safilo Group SpA (A)(B)	8,728	10,667
Saipem SpA (A)	35,111	77,585
Salvatore Ferragamo SpA	2,452	18,963
Sanlorenzo SpA	556	22,633
Sesa SpA (B)	391	40,140
Sogefi SpA	3,551	7,885
SOL SpA	1,145	45,500
Tamburi Investment Partners SpA	4,666	47,749
Technogym SpA (D)	6,815	71,219
Telecom Italia SpA (A)(B)	305,003	84,800
Unieuro SpA (D)	1,088	14,056
Unipol Gruppo SpA	20,295	241,553
Webuild SpA	14,544	41,141
Wiit SpA	839	20,907
Zignago Vetro SpA	1,669	20,389
		4,039,674
Japan - 22.9%
A&D HOLON Holdings Company, Ltd.	900	13,435
Achilles Corp.	1,000	10,386
Adastria Company, Ltd.	620	14,371
ADEKA Corp.	3,600	73,891
Ad-sol Nissin Corp.	800	9,740
Advan Group Company, Ltd.	1,000	6,295
Aeon Delight Company, Ltd.	900	25,457
Aeon Fantasy Company, Ltd.	400	6,350
AEON Financial Service Company, Ltd.	4,300	37,910
Aeon Hokkaido Corp.	1,800	11,552
Aeria, Inc.	700	1,245
Ai Holdings Corp.	1,900	31,749
Aica Kogyo Company, Ltd.	1,800	42,666
Aichi Corp.	1,800	14,799
Aichi Steel Corp.	700	19,270
Aichi Tokei Denki Company, Ltd.	900	12,711
Aida Engineering, Ltd.	2,700	14,531
Aiful Corp.	8,600	19,413
Ain Holdings, Inc.	1,100	41,836
Aiphone Company, Ltd.	600	11,827
Airport Facilities Company, Ltd.	1,200	4,795
Airtrip Corp. (B)	900	7,593
Aisan Industry Company, Ltd.	2,500	24,630
Akatsuki, Inc.	400	5,739
Akebono Brake Industry Company, Ltd. (A)	9,400	8,464
Albis Company, Ltd.	500	9,588
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Alconix Corp.	1,600	$15,256
Alpen Company, Ltd.	1,100	16,376
Alps Alpine Company, Ltd. (B)	7,000	76,057
Altech Corp.	1,100	21,392
Amano Corp.	2,200	66,349
Amuse, Inc.	400	3,913
Amvis Holdings, Inc.	300	3,998
Anest Iwata Corp.	1,800	16,823
AnGes, Inc. (A)	6,300	2,745
Anicom Holdings, Inc.	3,700	17,634
Anritsu Corp.	3,900	29,721
AOKI Holdings, Inc.	1,700	14,238
Aoyama Trading Company, Ltd.	2,500	23,609
Aoyama Zaisan Networks Company, Ltd.	1,100	10,582
Arakawa Chemical Industries, Ltd.	1,400	11,998
Arata Corp.	1,400	35,645
ARCLANDS Corp.	1,770	21,673
Arcs Company, Ltd.	2,125	38,090
ARE Holdings, Inc.	3,600	45,732
Arealink Company, Ltd.	1,000	11,890
Argo Graphics, Inc.	1,000	36,919
Arisawa Manufacturing Company, Ltd.	600	5,981
Artience Company, Ltd.	1,100	29,776
As One Corp.	2,000	40,513
Asahi Company, Ltd.	800	9,610
Asahi Diamond Industrial Company, Ltd.	3,900	23,501
Asahi Yukizai Corp.	400	11,408
Asia Pile Holdings Corp.	3,300	19,126
ASKA Pharmaceutical Holdings Company, Ltd.	800	12,410
ASKUL Corp.	2,000	30,137
Atsugi Company, Ltd. (A)	1,200	6,411
Aucnet, Inc.	1,100	18,648
Autobacs Seven Company, Ltd.	3,400	35,118
Avant Group Corp.	900	14,167
Avex, Inc.	2,800	28,864
Axial Retailing, Inc.	3,200	21,002
AZ-COM MARUWA Holdings, Inc.	3,100	24,963
Bando Chemical Industries, Ltd.	2,500	31,005
Bank of the Ryukyus, Ltd.	800	5,590
Belc Company, Ltd.	500	22,450
Bell System24 Holdings, Inc.	1,300	13,702
Belluna Company, Ltd.	3,300	16,749
Bic Camera, Inc.	3,800	42,068
BML, Inc.	1,000	18,571
Bourbon Corp.	500	8,292
Br. Holdings Corp.	2,300	5,630
BrainPad, Inc.	900	5,338
Bunka Shutter Company, Ltd.	2,900	36,670
Business Brain Showa-Ota, Inc.	700	8,892
C Uyemura & Company, Ltd.	500	40,249
CAC Holdings Corp.	900	11,128
Canon Electronics, Inc.	900	14,426
Carenet, Inc.	1,200	5,260
Carlit Company, Ltd.	2,100	17,435
Cawachi, Ltd.	900	16,956
CellSource Company, Ltd.	600	5,245
Celsys, Inc.	3,200	26,488
Central Automotive Products, Ltd.	500	16,539
Central Glass Company, Ltd.	800	19,055
Central Security Patrols Company, Ltd.	700	13,953
Central Sports Company, Ltd. (B)	600	10,171
Ceres, Inc.	600	5,945
Change Holdings, Inc.	1,700	16,602
Charm Care Corp. KK	1,000	9,595

96

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Chino Corp.	400	$6,414
Chiyoda Company, Ltd.	800	5,505
Chiyoda Integre Company, Ltd.	800	18,923
Chofu Seisakusho Company, Ltd.	1,700	23,389
Chori Company, Ltd.	1,200	31,563
Chubu Shiryo Company, Ltd.	2,000	20,697
Chudenko Corp.	1,300	30,605
Chuetsu Pulp & Paper Company, Ltd.	500	4,443
Chugai Ro Company, Ltd.	500	9,165
Chugin Financial Group, Inc.	6,700	67,356
Chugoku Marine Paints, Ltd.	1,400	20,197
Citizen Watch Company, Ltd. (B)	8,700	55,772
CKD Corp.	2,400	49,917
Cleanup Corp.	2,100	10,293
CMK Corp.	3,700	10,574
Coca-Cola Bottlers Japan Holdings, Inc.	1,900	26,400
COLOPL, Inc.	3,200	11,918
Colowide Company, Ltd. (B)	3,200	38,583
Comture Corp.	1,000	12,180
Corona Corp.	300	1,955
Cosel Company, Ltd.	1,200	9,837
Cota Company, Ltd.	643	7,411
CRE, Inc.	800	7,339
Create Restaurants Holdings, Inc.	5,800	45,645
Create SD Holdings Company, Ltd.	1,100	24,665
Creek & River Company, Ltd.	800	8,187
Cresco, Ltd.	1,600	15,261
CTS Company, Ltd.	1,900	10,958
Curves Holdings Company, Ltd.	2,000	10,588
Cybozu, Inc.	2,000	27,243
Dai Nippon Toryo Company, Ltd.	1,200	9,149
Dai-Dan Company, Ltd.	1,200	24,771
Daido Metal Company, Ltd.	1,900	6,418
Daido Steel Company, Ltd.	2,100	20,620
Daiho Corp.	800	19,353
Daiichi Jitsugyo Company, Ltd.	1,200	19,481
Daiichi Kensetsu Corp.	1,300	19,061
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	1,800	10,409
Daiichikosho Company, Ltd.	2,800	34,121
Daiken Medical Company, Ltd.	400	1,461
Daiki Aluminium Industry Company, Ltd.	1,500	11,329
Daikoku Denki Company, Ltd. (B)	800	18,662
Daikokutenbussan Company, Ltd.	300	24,395
Daikyonishikawa Corp.	1,900	8,531
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	300	6,306
Daio Paper Corp.	4,200	26,528
Daiseki Company, Ltd.	1,360	35,615
Daishi Hokuetsu Financial Group, Inc.	2,200	36,305
Daishinku Corp.	1,600	6,676
Daito Pharmaceutical Company, Ltd.	770	12,066
Daitron Company, Ltd.	600	11,865
Daiwa Industries, Ltd.	2,000	20,618
Daiwabo Holdings Company, Ltd.	2,900	55,309
DCM Holdings Company, Ltd.	5,100	56,355
DeNA Company, Ltd.	2,700	33,678
Denka Company, Ltd.	1,700	26,787
Densan System Holdings Company, Ltd.	700	13,015
Denyo Company, Ltd.	900	16,236
Dexerials Corp.	2,700	38,574
DIC Corp.	2,700	61,203
Digital Arts, Inc.	700	24,188
Digital Hearts Holdings Company, Ltd.	900	5,313
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Digital Holdings, Inc.	600	$3,917
Dip Corp.	1,400	27,753
DKK Company, Ltd.	1,000	13,535
DKS Company, Ltd.	400	8,981
Doshisha Company, Ltd.	1,700	25,553
Doutor Nichires Holdings Company, Ltd.	1,000	16,028
Dowa Holdings Company, Ltd.	1,300	47,778
DTS Corp.	1,800	50,859
Duskin Company, Ltd.	1,600	42,990
DyDo Group Holdings, Inc.	600	12,703
Eagle Industry Company, Ltd.	1,300	18,678
Ebara Jitsugyo Company, Ltd.	800	22,693
Ebase Company, Ltd.	1,200	5,191
EDION Corp.	2,700	34,525
EF-ON, Inc.	1,500	3,972
eGuarantee, Inc.	2,000	19,769
E-Guardian, Inc.	284	3,491
Eiken Chemical Company, Ltd.	900	14,701
Eizo Corp.	1,600	24,370
Elan Corp. (B)	2,800	19,513
Elecom Company, Ltd.	1,600	16,172
Elematec Corp.	1,400	16,926
EM Systems Company, Ltd.	1,400	4,956
en-japan, Inc.	800	13,614
Enplas Corp.	300	13,761
eRex Company, Ltd. (A)	1,900	9,578
ES-Con Japan, Ltd.	1,500	10,842
ESPEC Corp.	800	14,379
Exedy Corp.	700	15,655
EXEO Group, Inc.	6,400	69,764
Ezaki Glico Company, Ltd.	2,000	61,130
Fancl Corp. (B)	2,500	48,598
FCC Company, Ltd.	2,200	36,842
FDK Corp. (A)	1,100	4,641
Feed One Company, Ltd.	1,600	9,925
Ferrotec Holdings Corp.	2,000	32,519
FIDEA Holdings Company, Ltd.	2,140	21,344
Financial Partners Group Company, Ltd.	1,100	17,139
Fixstars Corp.	2,000	22,372
Food & Life Companies, Ltd.	4,500	90,421
Foster Electric Company, Ltd.	2,100	26,961
FP Corp.	1,100	21,937
France Bed Holdings Company, Ltd.	2,200	18,745
Fudo Tetra Corp.	1,080	17,259
Fuji Corp. (Aichi)	2,600	41,768
Fuji Corp., Ltd.	1,300	6,508
Fuji Kyuko Company, Ltd.	800	15,399
Fuji Oil Company, Ltd.	4,400	10,899
Fuji Oil Holdings, Inc.	1,400	30,962
Fuji Pharma Company, Ltd.	1,400	12,544
Fuji Seal International, Inc.	2,100	37,217
Fujibo Holdings, Inc.	700	22,275
Fujicco Company, Ltd.	1,500	17,983
Fujikura Kasei Company, Ltd.	2,000	6,505
Fujimi, Inc.	2,400	39,981
Fujimori Kogyo Company, Ltd.	800	24,659
Fujisash Company, Ltd.	490	2,248
Fujiya Company, Ltd.	500	9,666
Fukuda Corp.	200	7,533
Fukuda Denshi Company, Ltd.	700	37,717
Fukui Computer Holdings, Inc.	300	5,641
Fukushima Galilei Company, Ltd.	500	19,101
Fukuyama Transporting Company, Ltd.	1,000	26,610
FULLCAST Holdings Company, Ltd.	1,000	11,249
Funai Soken Holdings, Inc.	1,800	30,394

97

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Furukawa Company, Ltd.	1,900	$21,539
Furukawa Electric Company, Ltd.	2,900	73,676
Furuno Electric Company, Ltd.	800	9,146
Furuya Metal Company, Ltd.	900	25,329
Furyu Corp.	1,300	9,593
Fuso Chemical Company, Ltd.	1,000	27,824
Fuso Pharmaceutical Industries, Ltd.	500	7,845
Futaba Corp. (A)	1,600	5,579
Futaba Industrial Company, Ltd.	3,400	16,551
Future Corp.	2,400	30,428
Fuyo General Lease Company, Ltd.	400	30,851
G-7 Holdings, Inc.	2,000	23,424
Gakken Holdings Company, Ltd.	1,600	11,236
Gecoss Corp.	400	2,488
Genki Global Dining Concepts Corp.	1,000	31,167
Genky DrugStores Company, Ltd.	1,200	31,347
Geo Holdings Corp.	1,900	20,563
GLOBERIDE, Inc.	1,200	15,527
Glory, Ltd.	2,100	37,744
GMO Financial Gate, Inc.	400	20,016
GMO Financial Holdings, Inc.	1,600	7,051
GMO GlobalSign Holdings KK	500	10,100
GMO internet group, Inc.	2,800	49,002
GNI Group, Ltd. (A)	1,100	22,097
Goldcrest Company, Ltd.	990	22,493
Goldwin, Inc.	400	23,174
Golf Digest Online, Inc. (A)	800	2,756
Gremz, Inc.	800	15,838
GS Yuasa Corp.	3,000	60,007
G-Tekt Corp.	1,200	13,261
Gun-Ei Chemical Industry Company, Ltd.	400	7,583
GungHo Online Entertainment, Inc.	2,000	43,028
Gunze, Ltd.	800	31,459
H.U. Group Holdings, Inc.	1,600	29,667
H2O Retailing Corp.	2,600	37,525
Hagihara Industries, Inc.	800	8,613
Hagiwara Electric Holdings Company, Ltd.	500	11,984
Hakudo Company, Ltd.	600	9,991
Halows Company, Ltd.	600	17,545
Hamakyorex Company, Ltd.	4,000	34,830
Hanwa Company, Ltd.	1,500	52,262
Happinet Corp.	1,000	29,014
Harmonic Drive Systems, Inc.	600	14,839
Hazama Ando Corp.	5,490	43,051
Heiwa Corp.	1,500	22,263
Heiwa Real Estate Company, Ltd.	1,500	42,951
Heiwado Company, Ltd.	500	8,354
Hennge KK (A)	1,000	8,108
Hibiya Engineering, Ltd.	1,500	35,883
Hiday Hidaka Corp.	600	11,291
HI-LEX Corp.	600	6,029
Hino Motors, Ltd. (A)	10,400	33,728
Hioki EE Corp.	500	28,765
Hirano Tecseed Company, Ltd.	1,100	11,821
Hirogin Holdings, Inc. (B)	10,600	82,557
Hiroshima Gas Company, Ltd.	4,900	13,143
Hisaka Works, Ltd.	2,000	14,738
Hisamitsu Pharmaceutical Company, Inc.	500	13,495
Hitachi Zosen Corp.	5,500	38,280
Hochiki Corp.	600	8,920
Hokkaido Electric Power Company, Inc. (B)	5,900	39,707
Hokkaido Gas Company, Ltd.	3,000	12,497
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Hokkan Holdings, Ltd.	1,000	$12,058
Hokko Chemical Industry Company, Ltd.	700	6,498
Hokkoku Financial Holdings, Inc.	900	26,930
Hokuetsu Corp. (B)	4,900	53,705
Hokuetsu Industries Company, Ltd.	1,200	15,659
Hokuhoku Financial Group, Inc.	4,900	53,897
Hokuriku Electric Power Company	7,400	47,633
Hokuto Corp.	1,600	20,304
H-One Company, Ltd.	1,000	6,606
Honeys Holdings Company, Ltd.	1,350	16,244
Hoosiers Holdings Company, Ltd.	3,400	24,800
Hosiden Corp.	1,700	24,865
Hosokawa Micron Corp.	600	17,289
HS Holdings Company, Ltd.	1,000	6,969
IBJ, Inc.	1,800	9,147
Ichikoh Industries, Ltd.	2,300	7,195
Ichinen Holdings Company, Ltd.	1,900	24,401
Ichiyoshi Securities Company, Ltd.	2,800	13,223
Icom, Inc.	500	9,760
IDEC Corp.	1,600	28,569
IDOM, Inc.	1,300	9,859
Iino Kaiun Kaisha, Ltd.	2,900	25,554
I'll, Inc.	1,100	22,866
Imasen Electric Industrial	500	1,937
Imuraya Group Company, Ltd.	300	5,245
Inaba Denki Sangyo Company, Ltd.	2,100	56,318
Inaba Seisakusho Company, Ltd.	200	2,425
Inabata & Company, Ltd.	2,000	46,576
Inageya Company, Ltd.	300	2,567
Ines Corp.	900	10,278
i-Net Corp.	900	9,780
INFRONEER Holdings, Inc.	2,700	22,184
Insource Company, Ltd.	300	2,155
Intage Holdings, Inc.	468	5,188
Integrated Design & Engineering Holdings Company, Ltd.	1,000	29,859
Inui Global Logistics Company, Ltd.	1,600	12,926
I-PEX, Inc.	500	5,529
IR Japan Holdings, Ltd.	400	2,464
Iriso Electronics Company, Ltd.	1,000	17,804
Iseki & Company, Ltd.	1,200	8,352
Ishihara Sangyo Kaisha, Ltd.	2,100	22,220
ITFOR, Inc.	1,000	9,643
ITmedia, Inc.	900	10,241
Ito En, Ltd.	1,000	23,800
Itochu Enex Company, Ltd. (B)	2,700	29,508
Itochu-Shokuhin Company, Ltd.	300	15,095
Itoham Yonekyu Holdings, Inc.	1,100	29,687
Itoki Corp.	2,100	22,000
IwaiCosmo Holdings, Inc.	900	12,583
Iyogin Holdings, Inc.	5,600	53,607
Izumi Company, Ltd.	1,400	34,739
J Trust Company, Ltd.	6,286	18,240
JAC Recruitment Company, Ltd.	4,800	25,691
Jaccs Company, Ltd.	900	24,359
Jade Group, Inc. (A)	400	5,812
JAFCO Group Company, Ltd.	1,200	16,980
JANOME Corp.	1,200	6,924
Japan Aviation Electronics Industry, Ltd.	2,300	41,061
Japan Cash Machine Company, Ltd.	700	4,497
Japan Communications, Inc. (A)	15,200	17,267
Japan Elevator Service Holdings Company, Ltd.	2,000	43,585
Japan Investment Adviser Company, Ltd.	2,000	14,941
Japan Lifeline Company, Ltd.	3,000	25,616

98

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Japan Material Company, Ltd.	2,900	$37,741
Japan Medical Dynamic Marketing, Inc.	900	4,517
Japan Petroleum Exploration Company, Ltd.	6,500	47,526
Japan Property Management Center Company, Ltd.	800	6,490
Japan Pulp & Paper Company, Ltd.	6,000	28,283
Japan Securities Finance Company, Ltd.	3,300	44,331
Japan Transcity Corp.	3,100	19,100
Japan Wool Textile Company, Ltd.	4,000	36,911
JBCC Holdings, Inc.	600	17,863
JCR Pharmaceuticals Company, Ltd.	2,900	13,363
JCU Corp.	800	19,567
Jeol, Ltd.	1,500	58,765
JGC Holdings Corp.	5,700	49,999
JINS Holdings, Inc.	800	29,220
JINUSHI Company, Ltd.	1,100	16,105
JM Holdings Company, Ltd.	600	13,422
JMS Company, Ltd.	500	1,734
J-Oil Mills, Inc.	1,200	17,645
Joshin Denki Company, Ltd.	1,100	20,765
Joyful Honda Company, Ltd.	1,900	27,570
JSB Company, Ltd.	800	15,826
JSP Corp.	800	10,871
JTEKT Corp.	1,600	11,525
Juki Corp.	1,400	3,924
Juroku Financial Group, Inc.	1,300	36,058
Justsystems Corp.	1,500	37,426
JVCKenwood Corp.	6,770	63,977
K&O Energy Group, Inc.	800	17,991
Kaga Electronics Company, Ltd.	1,200	23,459
Kagome Company, Ltd.	2,300	51,538
Kaken Pharmaceutical Company, Ltd.	1,200	32,095
Kakiyasu Honten Company, Ltd.	500	9,296
Kamakura Shinsho, Ltd.	1,200	4,488
Kameda Seika Company, Ltd.	700	21,834
Kamei Corp.	2,000	27,205
Kanaden Corp.	1,100	11,085
Kanagawa Chuo Kotsu Company, Ltd.	700	16,165
Kanamic Network Company, Ltd.	600	2,256
Kanamoto Company, Ltd.	600	12,536
Kandenko Company, Ltd.	2,900	45,236
Kaneka Corp.	1,400	38,315
Kanematsu Corp.	3,500	59,410
Kanto Denka Kogyo Company, Ltd.	2,000	13,312
Kasai Kogyo Company, Ltd. (A)	1,000	1,108
Katakura Industries Company, Ltd.	1,700	24,567
Katitas Company, Ltd.	1,800	25,109
Kato Sangyo Company, Ltd.	1,100	32,639
Kato Works Company, Ltd.	400	3,316
Kawada Technologies, Inc.	600	10,759
KeePer Technical Laboratory Company, Ltd.	500	14,957
Keihan Holdings Company, Ltd.	1,800	38,045
Keihanshin Building Company, Ltd.	2,000	22,556
Keikyu Corp.	3,000	24,483
Kenko Mayonnaise Company, Ltd.	900	14,076
KH Neochem Company, Ltd.	1,500	21,969
Kimoto Company, Ltd.	3,000	4,896
King Jim Company, Ltd. (B)	1,400	8,170
Kissei Pharmaceutical Company, Ltd.	1,100	27,335
Ki-Star Real Estate Company, Ltd. (B)	600	16,459
Kitz Corp.	1,500	10,931
Koa Corp.	1,700	13,519
Koatsu Gas Kogyo Company, Ltd.	3,000	18,246
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Kobe Electric Railway Company, Ltd. (B)	300	$5,276
Kohnan Shoji Company, Ltd.	1,200	31,973
Kojima Company, Ltd.	3,000	20,125
Kokuyo Company, Ltd.	2,900	51,488
Komatsu Matere Company, Ltd.	1,700	9,095
KOMEDA Holdings Company, Ltd.	2,000	38,541
Komeri Company, Ltd.	1,500	38,833
Komori Corp.	2,300	18,220
Kondotec, Inc.	1,300	10,968
Konica Minolta, Inc.	14,200	41,125
Konishi Company, Ltd.	3,100	26,242
Konoike Transport Company, Ltd.	1,700	29,696
Kotobuki Spirits Company, Ltd.	2,500	31,668
Krosaki Harima Corp.	500	7,830
KRS Corp.	1,100	15,142
K's Holdings Corp.	5,700	61,330
Kumagai Gumi Company, Ltd.	1,300	32,695
Kumiai Chemical Industry Company, Ltd.	3,400	20,043
Kurabo Industries, Ltd.	900	30,525
Kureha Corp.	1,500	29,768
Kurimoto, Ltd.	200	5,731
Kusuri no Aoki Holdings Company, Ltd.	2,100	48,837
KYB Corp.	1,000	33,779
Kyodo Printing Company, Ltd.	500	11,584
Kyoei Steel, Ltd.	300	3,644
Kyokuto Kaihatsu Kogyo Company, Ltd.	900	15,946
Kyokuto Securities Company, Ltd.	2,300	22,590
Kyokuyo Company, Ltd.	700	21,305
Kyorin Pharmaceutical Company, Ltd.	1,900	20,225
Kyoritsu Maintenance Company, Ltd.	2,800	46,965
Kyosan Electric Manufacturing Company, Ltd.	2,000	7,079
LAC Company, Ltd.	1,400	7,420
Lacto Japan Company, Ltd.	800	16,496
LEC, Inc.	1,600	14,649
Leopalace21 Corp.	6,400	26,835
Life Corp.	800	20,295
LIFULL Company, Ltd.	3,800	3,785
Link And Motivation, Inc.	2,300	10,222
Lintec Corp.	1,900	43,940
Lion Corp.	2,100	23,627
Litalico, Inc.	1,300	11,309
Mabuchi Motor Company, Ltd.	3,200	49,680
Macnica Holdings, Inc.	1,500	20,889
Macromill, Inc.	2,300	12,806
Maeda Kosen Company, Ltd.	2,200	28,908
Maezawa Kasei Industries Company, Ltd.	1,100	13,609
Maezawa Kyuso Industries Company, Ltd.	1,800	16,011
Makino Milling Machine Company, Ltd.	800	32,948
Management Solutions Company, Ltd.	1,300	14,945
Mandom Corp.	1,600	13,839
Mani, Inc.	3,500	44,614
MarkLines Company, Ltd.	400	8,195
Mars Group Holdings Corp.	700	16,154
Marubun Corp.	200	1,473
Marudai Food Company, Ltd.	1,600	20,278
Maruha Nichiro Corp.	1,400	31,005
Maruichi Steel Tube, Ltd.	2,700	63,700
MARUKA FURUSATO Corp.	700	11,022
Maruzen Company, Ltd.	800	17,019
Maruzen Showa Unyu Company, Ltd.	800	30,552

99

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Marvelous, Inc.	1,400	$5,739
Matsuda Sangyo Company, Ltd.	500	11,223
Matsui Securities Company, Ltd.	4,900	26,857
Max Company, Ltd.	1,500	37,847
Maxell, Ltd.	2,200	28,385
Maxvalu Tokai Company, Ltd.	1,100	24,418
MCJ Company, Ltd.	3,200	34,065
MEC Company, Ltd.	700	18,111
Media Do Company, Ltd.	600	5,756
Medical Data Vision Company, Ltd.	1,700	6,414
Medikit Company, Ltd.	500	10,073
Medley, Inc. (A)	800	21,277
MedPeer, Inc.	600	2,361
Megachips Corp.	1,100	40,038
Megmilk Snow Brand Company, Ltd.	1,400	26,385
Meidensha Corp.	800	18,742
Meiko Electronics Company, Ltd.	600	26,165
Meisei Industrial Company, Ltd.	3,000	25,108
MEITEC Group Holdings, Inc.	2,000	44,502
Meito Sangyo Company, Ltd.	900	11,366
Melco Holdings, Inc.	500	8,039
Menicon Company, Ltd.	2,500	25,642
Mercari, Inc. (A)	2,700	47,128
METAWATER Company, Ltd.	1,600	19,953
Micronics Japan Company, Ltd.	800	22,228
Midac Holdings Company, Ltd.	500	6,221
Mie Kotsu Group Holdings, Inc.	3,700	12,902
Milbon Company, Ltd.	912	20,155
Ministop Company, Ltd.	1,100	12,382
MIRAIT ONE Corp.	4,240	63,031
Mirarth Holdings, Inc.	6,300	22,200
Miroku Jyoho Service Company, Ltd.	700	9,123
Mitani Corp.	2,000	22,970
Mitani Sekisan Company, Ltd.	600	23,920
Mito Securities Company, Ltd.	6,300	20,692
Mitsuba Corp.	2,300	14,597
Mitsubishi Logisnext Company, Ltd.	1,000	9,163
Mitsubishi Logistics Corp.	1,200	43,975
Mitsubishi Materials Corp.	3,200	57,825
Mitsubishi Paper Mills, Ltd.	2,600	9,672
Mitsubishi Pencil Company, Ltd.	1,500	25,342
Mitsubishi Research Institute, Inc.	500	14,542
Mitsubishi Shokuhin Company, Ltd.	600	22,153
Mitsubishi Steel Manufacturing Company, Ltd.	1,000	9,539
Mitsui DM Sugar Holdings Company, Ltd.	1,000	23,488
Mitsui E&S Company, Ltd.	4,600	37,033
Mitsui High-Tec, Inc.	2,500	15,765
Mitsui Matsushima Holdings Company, Ltd. (B)	300	10,141
Mitsui Mining & Smelting Company, Ltd.	2,200	75,301
Mitsui-Soko Holdings Company, Ltd.	900	38,978
Mitsuuroko Group Holdings Company, Ltd.	3,200	39,061
Miura Company, Ltd.	1,600	39,453
Mixi, Inc.	1,800	34,751
Mizuho Leasing Company, Ltd.	4,000	27,651
Mizuno Corp.	400	25,526
Mochida Pharmaceutical Company, Ltd.	900	21,183
Modec, Inc.	1,800	43,208
Monex Group, Inc.	8,000	33,858
Morinaga & Company, Ltd.	3,000	60,093
Morinaga Milk Industry Company, Ltd.	3,000	73,297
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Morita Holdings Corp.	2,200	$33,923
Morozoff, Ltd.	500	15,875
MOS Food Services, Inc.	1,000	24,948
MrMax Holdings, Ltd.	1,700	8,582
m-up Holdings, Inc.	2,000	18,540
Musashi Seimitsu Industry Company, Ltd.	2,600	35,913
Nabtesco Corp.	3,300	56,930
Nachi-Fujikoshi Corp.	600	13,112
Nafco Company, Ltd.	1,100	18,988
Nagano Keiki Company, Ltd.	800	13,989
Nagase & Company, Ltd.	3,000	67,445
Nagawa Company, Ltd.	300	15,394
Nagoya Railroad Company, Ltd.	4,400	53,414
Nakamuraya Company, Ltd.	300	6,787
Nakanishi, Inc.	2,600	48,484
Nakayama Steel Works, Ltd.	1,100	5,981
Namura Shipbuilding Company, Ltd. (B)	1,152	11,505
Nankai Electric Railway Company, Ltd.	3,000	49,431
Natori Company, Ltd.	700	10,362
NEC Capital Solutions, Ltd.	800	21,064
NEC Networks & System Integration Corp.	2,100	40,652
NET One Systems Company, Ltd.	2,900	72,419
Neturen Company, Ltd.	2,300	15,864
Nextage Company, Ltd.	1,900	24,419
NHK Spring Company, Ltd.	4,300	55,020
Nice Corp.	600	7,842
Nichias Corp.	2,300	91,896
Nichiban Company, Ltd.	700	9,339
Nichicon Corp.	600	4,007
Nichiden Corp.	600	14,079
Nichiha Corp.	1,200	29,122
Nichireki Company, Ltd.	1,200	20,994
Nichirin Company, Ltd.	1,040	25,440
Nihon Chouzai Company, Ltd.	800	7,578
Nihon Dempa Kogyo Company, Ltd.	2,500	18,911
Nihon Flush Company, Ltd.	1,000	6,304
Nihon House Holdings Company, Ltd.	1,000	2,460
Nihon Kagaku Sangyo Company, Ltd.	1,000	9,982
Nihon M&A Center Holdings, Inc.	9,700	44,305
Nihon Nohyaku Company, Ltd.	4,000	16,915
Nihon Parkerizing Company, Ltd.	3,900	33,967
Nihon Tokushu Toryo Company, Ltd.	1,000	8,251
Nikkiso Company, Ltd.	2,100	14,847
Nikkon Holdings Company, Ltd.	4,400	58,146
Nippn Corp.	1,600	24,797
Nippon Air Conditioning Services Company, Ltd.	1,600	11,772
Nippon Beet Sugar Manufacturing Company, Ltd.	900	16,967
Nippon Carbon Company, Ltd.	500	15,768
Nippon Chemical Industrial Company, Ltd.	700	14,086
Nippon Chemi-Con Corp. (A)	1,100	8,101
Nippon Coke & Engineering Company, Ltd.	18,000	12,476
Nippon Concrete Industries Company, Ltd.	2,600	6,235
Nippon Denko Company, Ltd.	6,530	13,973
Nippon Densetsu Kogyo Company, Ltd.	2,100	28,170
Nippon Electric Glass Company, Ltd.	2,200	51,736
Nippon Gas Company, Ltd.	4,300	69,145
Nippon Hume Corp.	2,000	18,667
Nippon Kayaku Company, Ltd.	5,300	46,301

100

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nippon Kodoshi Corp.	800	$11,373
Nippon Light Metal Holdings Company, Ltd.	2,820	32,178
Nippon Paper Industries Company, Ltd.	4,600	31,453
Nippon Parking Development Company, Ltd.	8,400	13,620
Nippon Rietec Company, Ltd.	300	2,285
Nippon Seiki Company, Ltd.	3,000	24,496
Nippon Sharyo, Ltd.	600	9,039
Nippon Sheet Glass Company, Ltd. (A)	4,100	10,738
Nippon Shinyaku Company, Ltd.	1,300	33,924
Nippon Shokubai Company, Ltd.	3,200	38,858
Nippon Signal Company, Ltd.	3,000	20,050
Nippon Soda Company, Ltd.	1,200	20,916
Nippon Thompson Company, Ltd.	4,700	15,496
Nippon Yakin Kogyo Company, Ltd.	300	9,531
Nipro Corp.	6,700	66,817
Nishikawa Rubber Company, Ltd.	800	9,879
Nishimatsu Construction Company, Ltd.	1,500	53,427
Nishimatsuya Chain Company, Ltd.	2,700	46,371
Nishi-Nippon Financial Holdings, Inc.	3,900	44,799
Nishi-Nippon Railroad Company, Ltd.	2,400	38,333
Nishio Holdings Company, Ltd.	800	22,529
Nissan Shatai Company, Ltd.	3,400	24,754
Nissei ASB Machine Company, Ltd.	500	16,710
Nissei Plastic Industrial Company, Ltd.	1,600	10,307
Nissha Company, Ltd.	2,300	31,368
Nisshinbo Holdings, Inc.	4,768	32,000
Nissin Corp.	1,400	40,678
Nisso Holdings Company, Ltd.	2,400	13,548
Nissui Corp.	9,200	59,067
Nitta Corp.	800	20,710
NITTAN Corp.	1,200	2,230
Nittetsu Mining Company, Ltd.	600	17,938
Nitto Kogyo Corp.	600	12,657
Nitto Kohki Company, Ltd.	1,000	17,202
Nitto Seiko Company, Ltd.	1,700	6,759
Noevir Holdings Company, Ltd. (B)	800	28,896
Nohmi Bosai, Ltd.	1,300	26,496
Nojima Corp.	3,200	45,451
NOK Corp.	900	14,206
Nomura Micro Science Company, Ltd. (B)	1,200	20,443
Noritake Company, Ltd.	1,400	38,391
Noritsu Koki Company, Ltd.	1,000	30,638
Noritz Corp.	2,100	26,696
North Pacific Bank, Ltd.	12,900	35,088
NPR-RIKEN Corp.	1,200	19,361
NS Tool Company, Ltd.	800	4,202
NS United Kaiun Kaisha, Ltd.	100	3,170
NSD Company, Ltd.	2,200	48,715
NTN Corp.	18,400	33,306
Obara Group, Inc.	600	16,965
Ohsho Food Service Corp.	600	11,935
Oiles Corp.	1,380	19,705
Oisix ra daichi, Inc. (A)(B)	1,200	11,851
Okabe Company, Ltd.	2,600	14,407
Okamoto Industries, Inc.	600	21,898
Okamura Corp.	2,000	27,766
Okasan Securities Group, Inc.	7,000	30,474
Oki Electric Industry Company, Ltd.	4,700	32,073
Okinawa Cellular Telephone Company	800	22,053
Okinawa Financial Group, Inc.	1,140	18,219
OKUMA Corp.	2,200	47,276
Okumura Corp.	1,200	36,495
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Okura Industrial Company, Ltd.	800	$14,990
Okuwa Company, Ltd.	1,000	6,193
Onoken Company, Ltd.	1,500	15,662
Onward Holdings Company, Ltd.	2,400	8,829
Optex Group Company, Ltd.	1,900	20,691
Optim Corp. (A)	700	2,981
Optorun Company, Ltd.	1,100	13,681
Organo Corp.	500	24,470
Orient Corp.	3,180	20,862
Oriental Shiraishi Corp.	7,600	20,719
Origin Company, Ltd.	600	4,998
Oro Company, Ltd.	700	12,742
Osaka Organic Chemical Industry, Ltd.	800	17,644
Osaka Steel Company, Ltd.	700	16,814
Osaki Electric Company, Ltd.	3,000	15,551
OSG Corp.	3,900	55,136
Oyo Corp.	1,300	24,685
Pacific Industrial Company, Ltd.	700	6,749
Pacific Metals Company, Ltd. (A)	1,100	10,588
PAL GROUP Holdings Company, Ltd.	1,400	24,527
PALTAC Corp.	1,200	37,031
Paramount Bed Holdings Company, Ltd.	1,600	28,950
Paris Miki Holdings, Inc.	1,100	2,580
Park24 Company, Ltd. (A)	4,200	52,703
Pasona Group, Inc.	1,300	20,135
Penta-Ocean Construction Company, Ltd.	2,300	10,321
PeptiDream, Inc. (A)	3,600	66,984
PIA Corp. (A)	500	10,651
Pickles Holdings Company, Ltd.	800	5,773
Pigeon Corp.	5,500	64,422
PILLAR Corp.	500	14,540
Pilot Corp.	1,200	37,239
Piolax, Inc.	1,200	19,700
Pola Orbis Holdings, Inc.	1,200	12,365
Pole To Win Holdings, Inc.	2,000	6,067
Premium Group Company, Ltd.	900	13,342
Premium Water Holdings, Inc.	400	7,829
Press Kogyo Company, Ltd.	2,500	10,119
Pressance Corp.	700	9,449
Prestige International, Inc.	5,000	24,559
Prima Meat Packers, Ltd.	1,500	24,838
Procrea Holdings, Inc.	2,344	28,795
Pronexus, Inc.	600	5,239
Proto Corp.	1,800	18,659
PS Construction Company, Ltd.	800	5,882
Punch Industry Company, Ltd.	1,300	3,810
QB Net Holdings Company, Ltd.	1,800	13,663
Qol Holdings Company, Ltd.	1,400	13,882
Quick Company, Ltd.	800	11,647
Raccoon Holdings, Inc.	800	4,176
Raito Kogyo Company, Ltd.	1,300	19,709
Raiznext Corp.	2,000	23,199
Raksul, Inc. (A)	1,200	10,918
Rakus Company, Ltd.	1,200	18,691
Rasa Industries, Ltd.	600	11,260
Raysum Company, Ltd.	300	12,432
Relo Group, Inc.	2,800	36,809
Rengo Company, Ltd.	8,600	60,079
RENOVA, Inc. (A)	1,400	9,874
Resorttrust, Inc.	2,400	48,281
Restar Corp.	1,600	30,311
Retail Partners Company, Ltd.	300	2,866
Rheon Automatic Machinery Company, Ltd.	1,500	14,287
Ricoh Leasing Company, Ltd.	800	27,719

101

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Riken Keiki Company, Ltd.	700	$18,890
Riken Technos Corp.	3,000	21,787
Riken Vitamin Company, Ltd.	1,400	25,306
Rion Company, Ltd.	500	7,451
Riso Kyoiku Company, Ltd.	3,400	6,123
Rock Field Company, Ltd.	1,000	10,237
Rokko Butter Company, Ltd.	600	6,615
Roland Corp.	700	18,302
Rorze Corp.	900	12,581
Round One Corp.	5,500	42,166
Royal Holdings Company, Ltd.	600	10,349
RS Technologies Company, Ltd.	800	20,251
Ryobi, Ltd.	1,400	19,179
Ryoden Corp.	800	13,825
S Foods, Inc.	900	17,374
S&B Foods, Inc.	600	20,791
Sac's Bar Holdings, Inc.	600	3,499
Saibu Gas Holdings Company, Ltd.	1,500	19,143
Saint-Care Holding Corp.	1,900	9,959
Sakai Chemical Industry Company, Ltd.	100	1,797
Sakai Moving Service Company, Ltd.	1,000	17,563
Sakata INX Corp.	1,200	13,559
Sala Corp.	3,000	17,299
Samty Holdings Company, Ltd.	1,600	31,232
San-A Company, Ltd.	1,400	25,172
San-Ai Obbli Company, Ltd.	2,700	36,851
Sangetsu Corp.	2,100	41,297
Sanken Electric Company, Ltd. (A)	900	42,356
Sanki Engineering Company, Ltd.	2,000	33,432
Sankyo Frontier Company, Ltd.	600	8,494
Sankyo Seiko Company, Ltd.	3,200	13,010
Sankyo Tateyama, Inc.	2,500	13,112
Sankyu, Inc.	1,400	47,282
Sanoh Industrial Company, Ltd.	1,900	9,893
Sanshin Electronics Company, Ltd.	700	9,733
Sanyo Chemical Industries, Ltd.	600	17,427
Sanyo Denki Company, Ltd.	400	26,951
Sanyo Electric Railway Company, Ltd. (B)	1,600	22,624
Sanyo Shokai, Ltd.	700	11,686
Sanyo Special Steel Company, Ltd.	1,400	18,705
Sanyo Trading Company, Ltd.	1,200	12,704
Sato Holdings Corp.	1,700	24,951
Sawai Group Holdings Company, Ltd.	5,400	77,147
SBI ARUHI Corp.	500	2,846
SBI Global Asset Management Company, Ltd.	1,300	5,359
SBS Holdings, Inc.	900	17,118
Scroll Corp.	2,300	15,531
Seika Corp.	500	13,940
Seikagaku Corp.	1,700	10,114
Seikitokyu Kogyo Company, Ltd.	1,600	17,158
Seiko Group Corp.	1,400	38,184
Seino Holdings Company, Ltd.	1,400	23,551
Seiren Company, Ltd.	1,900	36,045
Sekisui Jushi Corp.	1,600	25,807
Sekisui Kasei Company, Ltd.	2,500	6,876
Senko Group Holdings Company, Ltd.	4,700	40,963
Senshu Electric Company, Ltd.	600	21,184
Senshu Ikeda Holdings, Inc.	8,000	18,289
Senshukai Company, Ltd. (A)	3,300	6,999
Seria Company, Ltd.	2,100	50,522
Seven Bank, Ltd.	9,500	19,063
Shibaura Electronics Company, Ltd.	1,000	24,232
Shibaura Machine Company, Ltd.	600	16,666
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Shibaura Mechatronics Corp.	300	$16,591
Shibuya Corp.	800	21,388
SHIFT, Inc. (A)	300	28,527
Shikibo, Ltd.	1,100	8,220
Shikoku Electric Power Company, Inc.	5,200	46,263
Shikoku Kasei Holdings Corp.	1,700	24,547
Shima Seiki Manufacturing, Ltd.	1,200	9,588
Shimadaya Corp. (A)(C)	500	6,401
Shin Nippon Biomedical Laboratories, Ltd. (B)	1,000	8,157
Shinagawa Refractories Company, Ltd.	2,100	25,103
Shindengen Electric Manufacturing Company, Ltd.	500	8,197
Shin-Etsu Polymer Company, Ltd.	1,900	20,580
Shinko Shoji Company, Ltd.	1,900	12,263
Shinmaywa Industries, Ltd.	2,400	22,257
Shinnihon Corp.	600	6,717
Shinwa Company, Ltd.	700	12,595
Ship Healthcare Holdings, Inc.	2,600	42,485
Shizuoka Gas Company, Ltd.	2,500	18,516
SHO-BOND Holdings Company, Ltd.	1,000	39,651
Shoei Company, Ltd. (B)	1,600	24,993
Showa Sangyo Company, Ltd.	1,000	20,382
SIGMAXYZ Holdings, Inc.	1,800	21,292
Siix Corp.	1,600	12,369
Sinanen Holdings Company, Ltd.	800	31,875
Sinfonia Technology Company, Ltd.	700	24,855
Sinko Industries, Ltd.	1,500	49,379
Sintokogio, Ltd.	1,900	12,865
SKY Perfect JSAT Holdings, Inc.	7,800	48,814
Smaregi, Inc. (A)	400	7,917
SMK Corp.	300	4,811
SMS Company, Ltd.	1,600	24,043
Sodick Company, Ltd.	2,400	13,414
Softcreate Holdings Corp.	1,400	18,069
Software Service, Inc.	200	19,951
Soken Chemical & Engineering Company, Ltd.	800	18,038
Solasto Corp.	3,200	12,449
Sotetsu Holdings, Inc.	3,500	58,266
Sparx Group Company, Ltd.	1,480	13,661
S-Pool, Inc.	5,000	11,903
SRA Holdings	600	17,931
SRE Holdings Corp. (A)	400	12,374
ST Corp.	700	7,205
St. Marc Holdings Company, Ltd.	800	12,139
Star Mica Holdings Company, Ltd.	2,200	9,315
Star Micronics Company, Ltd.	1,000	13,493
Starts Corp., Inc.	1,300	31,677
Starzen Company, Ltd.	600	12,169
Stella Chemifa Corp.	800	23,133
Strike Company, Ltd.	700	21,386
Studio Alice Company, Ltd.	900	12,949
Sugimoto & Company, Ltd.	1,400	13,433
Sumida Corp.	1,600	10,273
Suminoe Textile Company, Ltd.	500	7,183
Sumitomo Bakelite Company, Ltd.	600	16,907
Sumitomo Densetsu Company, Ltd.	1,300	40,056
Sumitomo Mitsui Construction Company, Ltd.	6,000	16,758
Sumitomo Osaka Cement Company, Ltd.	1,500	42,843
Sumitomo Riko Company, Ltd.	2,400	24,623
Sumitomo Seika Chemicals Company, Ltd.	500	18,021
Sun Frontier Fudousan Company, Ltd.	1,000	12,319

102

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Suruga Bank, Ltd. (B)	3,600	$28,133
SWCC Corp.	1,200	48,478
Systena Corp.	12,200	31,661
Syuppin Company, Ltd.	1,200	10,501
T RAD Company, Ltd.	500	12,026
Tachibana Eletech Company, Ltd.	1,360	24,387
Tachi-S Company, Ltd.	600	7,681
Tadano, Ltd.	5,000	33,602
Taihei Dengyo Kaisha, Ltd.	600	21,684
Taiho Kogyo Company, Ltd.	1,200	5,160
Taikisha, Ltd.	900	30,888
Taisei Lamick Company, Ltd.	500	9,167
Taiyo Holdings Company, Ltd.	2,000	51,796
Takamatsu Construction Group Company, Ltd.	1,000	20,594
Takaoka Toko Company, Ltd.	700	8,832
Takara Bio, Inc.	2,100	14,696
Takara Holdings, Inc.	5,700	48,398
Takara Standard Company, Ltd.	2,200	24,588
Takasago International Corp.	1,200	46,280
Takasago Thermal Engineering Company, Ltd.	1,700	61,315
Takashimaya Company, Ltd.	2,200	17,662
Takeuchi Manufacturing Company, Ltd.	1,000	31,120
Takuma Company, Ltd.	3,000	33,603
Tama Home Company, Ltd.	200	5,580
Tamron Company, Ltd.	1,200	37,876
Tamura Corp.	600	2,560
Tanseisha Company, Ltd.	1,100	6,411
Tayca Corp.	1,500	17,288
TDC Soft, Inc.	2,400	20,853
TechMatrix Corp.	2,000	33,402
Techno Horizon Company, Ltd.	1,400	3,856
TechnoPro Holdings, Inc.	2,700	52,551
Teijin, Ltd.	5,400	53,409
Teikoku Sen-I Company, Ltd.	1,200	25,788
Tekken Corp.	800	13,217
Tenma Corp.	1,000	18,241
Tess Holdings Company, Ltd.	2,400	4,944
T-Gaia Corp.	900	23,075
The 77 Bank, Ltd.	2,100	57,716
The Akita Bank, Ltd.	1,100	16,754
The Awa Bank, Ltd.	900	15,449
The Bank of Iwate, Ltd.	1,100	17,473
The Bank of Nagoya, Ltd.	500	21,825
The Bank of Saga, Ltd.	1,000	14,649
The Chiba Kogyo Bank, Ltd.	3,200	23,408
The Chugoku Electric Power Company, Inc.	4,600	31,502
The Ehime Bank, Ltd.	2,100	15,290
The First Bank of Toyama, Ltd.	2,800	20,912
The Fukui Bank, Ltd.	1,800	23,204
The Fukushima Bank, Ltd.	2,100	3,570
The Furukawa Battery Company, Ltd.	1,300	12,490
The Gunma Bank, Ltd.	6,900	42,610
The Hyakugo Bank, Ltd.	9,600	36,802
The Hyakujushi Bank, Ltd.	800	13,929
The Japan Steel Works, Ltd.	700	24,825
The Keiyo Bank, Ltd.	4,400	21,630
The Kita-Nippon Bank, Ltd.	700	11,641
The Kiyo Bank, Ltd.	2,300	26,979
The Miyazaki Bank, Ltd.	1,000	18,733
The Monogatari Corp.	1,200	32,601
The Musashino Bank, Ltd.	900	16,855
The Nanto Bank, Ltd.	1,500	31,704
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
The Nippon Road Company, Ltd.	1,000	$12,055
The Nisshin Oillio Group, Ltd.	1,200	44,221
The Ogaki Kyoritsu Bank, Ltd.	1,600	20,461
The Oita Bank, Ltd.	900	19,455
The Okinawa Electric Power Company, Inc.	1,990	14,422
The Pack Corp.	800	20,490
The San-In Godo Bank, Ltd. (B)	4,300	36,972
The Shibusawa Warehouse Company, Ltd.	1,000	21,019
The Shiga Bank, Ltd.	1,700	38,723
The Shikoku Bank, Ltd.	2,800	18,888
The Shimizu Bank, Ltd.	500	5,162
The Sumitomo Warehouse Company, Ltd.	1,824	34,331
The Tochigi Bank, Ltd.	8,000	14,755
The Toho Bank, Ltd.	12,000	22,003
The Tohoku Bank, Ltd.	400	3,109
The Tottori Bank, Ltd.	400	3,710
The Towa Bank, Ltd.	2,900	12,003
The Yamagata Bank, Ltd.	2,000	14,171
The Yamanashi Chuo Bank, Ltd.	700	7,876
THK Company, Ltd.	600	10,614
Tigers Polymer Corp.	1,000	5,160
TKC Corp.	1,300	34,803
Toa Corp. (Hyogo)	1,400	9,539
Toa Corp. (Tokyo)	1,300	8,945
Toagosei Company, Ltd.	4,300	48,628
Tobishima Corp.	720	7,173
TOC Company, Ltd.	3,400	14,826
Tocalo Company, Ltd.	1,400	18,791
Toda Corp.	8,400	55,522
Toda Kogyo Corp. (A)	300	3,715
Toei Company, Ltd.	500	15,887
Toenec Corp.	3,000	19,429
Toho Company, Ltd.	600	11,666
Toho Gas Company, Ltd.	1,300	36,047
Toho Holdings Company, Ltd. (B)	1,900	60,386
Toho Titanium Company, Ltd.	1,300	10,335
Toho Zinc Company, Ltd. (A)	800	5,874
Tokai Carbon Company, Ltd.	6,700	43,233
Tokai Corp.	1,200	18,039
TOKAI Holdings Corp.	4,000	27,172
Tokai Rika Company, Ltd.	2,600	35,873
Tokai Tokyo Financial Holdings, Inc.	8,400	28,546
Token Corp.	410	32,399
Tokushu Tokai Paper Company, Ltd.	600	15,532
Tokuyama Corp.	1,800	36,432
Tokyo Base Company, Ltd.	900	1,522
Tokyo Electron Device, Ltd.	600	15,161
Tokyo Energy & Systems, Inc.	2,000	15,494
Tokyo Keiki, Inc.	200	4,530
Tokyo Kiraboshi Financial Group, Inc.	1,136	33,063
Tokyo Rope Manufacturing Company, Ltd.	200	1,515
Tokyo Seimitsu Company, Ltd.	400	21,293
Tokyo Steel Manufacturing Company, Ltd.	700	9,675
Tokyo Tekko Company, Ltd.	400	14,418
Tokyo Theatres Company, Inc. (B)	900	6,816
Tokyotokeiba Company, Ltd.	600	18,381
Tokyu Construction Company, Ltd.	3,900	19,258
Tomato Bank, Ltd.	1,100	8,792
Tomen Devices Corp.	200	8,233
Tomoe Corp.	2,200	13,577

103

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Tomoku Company, Ltd.	500	$8,233
TOMONY Holdings, Inc.	10,600	27,744
Tomy Company, Ltd.	2,900	79,537
Tonami Holdings Company, Ltd.	500	21,910
Topcon Corp.	4,700	50,834
Topre Corp.	700	8,826
Topy Industries, Ltd.	1,300	18,013
Torex Semiconductor, Ltd.	700	7,588
Toridoll Holdings Corp. (B)	1,200	31,179
Torii Pharmaceutical Company, Ltd.	600	16,240
Torishima Pump Manufacturing Company, Ltd.	900	17,232
Tosei Corp.	1,600	25,764
Toshiba TEC Corp.	1,100	26,792
Tosho Company, Ltd.	1,300	6,210
Totetsu Kogyo Company, Ltd.	1,000	23,867
Towa Corp.	2,400	37,021
Towa Pharmaceutical Company, Ltd.	1,500	31,694
Toyo Construction Company, Ltd.	700	6,545
Toyo Corp.	1,100	12,467
Toyo Denki Seizo KK	600	4,838
Toyo Engineering Corp.	2,200	11,220
Toyo Gosei Company, Ltd.	300	17,099
Toyo Kanetsu KK	400	11,221
Toyo Securities Company, Ltd.	6,000	17,528
Toyo Tanso Company, Ltd.	1,000	39,960
Toyo Tire Corp.	2,000	29,373
Toyo Wharf & Warehouse Company, Ltd.	600	5,364
Toyobo Company, Ltd.	4,093	28,331
Toyoda Gosei Company, Ltd.	600	10,370
Toyota Boshoku Corp.	1,200	15,775
TPR Company, Ltd.	1,400	21,630
Trancom Company, Ltd.	400	29,886
Transaction Company, Ltd.	1,700	27,570
Transcosmos, Inc.	800	19,763
Trusco Nakayama Corp.	2,200	38,101
TS Tech Company, Ltd. (B)	4,400	54,082
TSI Holdings Company, Ltd.	1,870	11,523
Tsubaki Nakashima Company, Ltd.	2,300	11,336
Tsubakimoto Chain Company	3,600	47,474
Tsuburaya Fields Holdings, Inc.	2,100	36,736
Tsugami Corp.	1,600	16,697
Tsukishima Holdings Company, Ltd.	2,000	18,041
Tsukuba Bank, Ltd.	5,700	9,459
Tsumura & Company	2,600	82,116
Tsurumi Manufacturing Company, Ltd.	1,000	28,373
TV Asahi Holdings Corp.	200	2,788
UACJ Corp.	1,003	35,876
UBE Corp.	3,000	56,302
Ubicom Holdings, Inc.	500	5,042
Uchida Yoko Company, Ltd.	400	19,004
Ulvac, Inc.	300	16,091
U-Next Holdings Company, Ltd.	500	19,163
Unipres Corp.	200	1,574
United Arrows, Ltd.	1,600	23,121
United Super Markets Holdings, Inc. (B)	2,400	14,204
UNITED, Inc. (B)	2,600	14,059
Unitika, Ltd. (A)	5,900	12,854
Universal Entertainment Corp. (A)	1,200	11,778
Ushio, Inc.	2,600	36,934
UT Group Company, Ltd.	1,500	28,973
V Technology Company, Ltd.	400	7,042
Valor Holdings Company, Ltd.	1,700	26,184
Valqua, Ltd.	1,000	23,106
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Value HR Company, Ltd.	1,200	$13,486
ValueCommerce Company, Ltd.	900	7,051
Vector, Inc.	800	5,110
Vertex Corp.	1,100	15,802
Vision, Inc.	3,300	28,889
Visional, Inc. (A)	400	22,099
Vital KSK Holdings, Inc.	2,100	17,611
VT Holdings Company, Ltd.	6,600	21,692
Wacoal Holdings Corp.	1,900	59,544
Wacom Company, Ltd.	2,700	12,904
Wakachiku Construction Company, Ltd.	900	21,617
Wakita & Company, Ltd.	2,300	27,889
Warabeya Nichiyo Holdings Company, Ltd.	900	14,632
Watahan & Company, Ltd.	600	7,204
WDB Holdings Company, Ltd.	700	8,357
Weathernews, Inc.	300	12,119
Wellneo Sugar Company, Ltd.	1,100	16,908
West Holdings Corp.	716	13,828
Will Group, Inc.	1,200	8,293
WingArc1st, Inc.	200	4,492
World Company, Ltd.	700	9,403
World Holdings Company, Ltd.	600	8,196
Wowow, Inc.	600	4,332
Xebio Holdings Company, Ltd.	2,800	24,555
Yahagi Construction Company, Ltd.	2,000	21,458
YAKUODO Holdings Company, Ltd.	700	12,052
YAMABIKO Corp.	800	14,248
YAMADA Consulting Group Company, Ltd.	1,100	17,325
Yamae Group Holdings Company, Ltd.	1,000	14,261
Yamaguchi Financial Group, Inc.	3,000	32,776
Yamaichi Electronics Company, Ltd.	1,700	30,078
Yamazen Corp.	1,900	18,071
Yaoko Company, Ltd.	300	20,367
Yasuda Logistics Corp.	1,400	15,877
Yellow Hat, Ltd.	2,000	36,346
Yodogawa Steel Works, Ltd.	500	19,625
Yokogawa Bridge Holdings Corp.	1,000	18,606
Yokorei Company, Ltd.	2,900	19,234
Yokowo Company, Ltd.	1,200	12,543
Yomeishu Seizo Company, Ltd.	500	8,312
Yondoshi Holdings, Inc.	1,300	16,923
Yonex Company, Ltd.	2,100	31,213
Yorozu Corp.	1,800	13,632
Yoshinoya Holdings Company, Ltd.	2,500	54,722
Yuasa Trading Company, Ltd.	700	24,413
Yukiguni Maitake Company, Ltd.	1,000	6,984
Yurtec Corp.	2,000	21,568
Yushiro Chemical Industry Company, Ltd.	1,100	12,119
Zenrin Company, Ltd.	1,950	11,928
Zeon Corp.	3,800	36,301
ZERIA Pharmaceutical Company, Ltd.	1,200	19,044
ZIGExN Company, Ltd.	1,800	7,610
		23,535,464
Jersey, Channel Islands - 0.1%
Centamin PLC	51,568	101,074
Jordan - 0.1%
Hikma Pharmaceuticals PLC	4,522	115,717
Liechtenstein - 0.1%
Liechtensteinische Landesbank AG	587	50,151
VP Bank AG, Class A	188	16,153
		66,304

104

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Luxembourg - 0.5%
APERAM SA	1,921	$60,219
Aroundtown SA (A)	47,393	149,259
B&S Group Sarl (D)	983	5,134
Befesa SA (B)(D)	1,789	51,838
d'Amico International Shipping SA	3,434	21,856
Grand City Properties SA (A)	4,888	68,874
RTL Group SA (B)	1,577	53,546
SES SA	17,911	89,811
Sword Group	278	11,346
		511,883
Macau - 0.0%
MECOM Power and Construction, Ltd. (A)	87,750	1,936
Wynn Macau, Ltd.	12,800	11,009
		12,945
Malaysia - 0.0%
Frencken Group, Ltd. (B)	15,400	16,529
Lynas Rare Earths, Ltd. (A)	3,059	16,783
		33,312
Malta - 0.0%
Catena Media PLC (A)	3,412	2,205
Mauritius - 0.0%
Capital, Ltd.	9,014	9,930
Mexico - 0.0%
Fresnillo PLC	4,277	35,071
Mongolia - 0.0%
Mongolian Mining Corp. (A)	12,000	13,885
Netherlands - 1.9%
Aalberts NV	3,645	148,176
Acomo NV	876	17,610
Alfen N.V. (A)(B)(D)	681	9,981
AMG Critical Materials NV (B)	1,350	25,681
Arcadis NV	2,707	187,696
Basic-Fit NV (A)(B)(D)	2,099	54,738
BE Semiconductor Industries NV	723	92,212
Brack Capital Properties NV (A)	230	18,089
Brunel International NV	1,169	11,409
Corbion NV	1,806	51,537
CTP NV (D)	2,728	49,793
Flow Traders, Ltd. (B)	1,631	34,386
ForFarmers NV	2,398	8,729
Fugro NV	3,999	91,118
IMCD NV	1,311	227,741
Innoconcepts NV (A)(C)	10,527	0
Just Eat Takeaway.com NV (A)(D)	3,179	47,666
Kendrion NV	1,193	15,218
Koninklijke BAM Groep NV	13,114	61,442
Koninklijke Heijmans NV	1,599	46,210
Koninklijke Vopak NV	2,374	110,177
Nedap NV	225	14,035
OCI NV	2,623	74,781
Pharming Group NV (A)(B)	30,666	25,608
PostNL NV (B)	16,530	23,101
PPHE Hotel Group, Ltd.	592	9,731
QIAGEN NV (A)	1,047	47,712
Randstad NV (B)	918	45,612
SBM Offshore NV	5,505	100,630
SIF Holding NV (A)	588	9,823
Signify NV (D)	5,215	123,020
Sligro Food Group NV (B)	1,151	16,174
TKH Group NV	1,628	68,562
TomTom NV (A)(B)	3,258	18,717
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Van Lanschot Kempen NV	1,179	$56,102
		1,943,217
New Zealand - 0.4%
Air New Zealand, Ltd.	37,974	12,743
Arvida Group, Ltd.	13,293	14,102
Channel Infrastructure NZ, Ltd.	11,354	12,255
Chorus, Ltd. (B)	3,784	20,972
Delegat Group, Ltd.	1,200	4,116
Fletcher Building, Ltd. (A)	8,100	15,288
Freightways Group, Ltd. (B)	5,690	32,785
Genesis Energy, Ltd.	7,574	10,126
Gentrack Group, Ltd. (A)	3,060	20,890
Hallenstein Glasson Holdings, Ltd.	3,354	13,665
Heartland Group Holdings, Ltd.	31,010	19,869
Investore Property, Ltd.	14,595	10,756
KMD Brands, Ltd.	25,838	7,962
Manawa Energy, Ltd.	1,665	5,298
NZME, Ltd.	13,259	9,193
NZX, Ltd.	17,947	14,243
Oceania Healthcare, Ltd. (A)	41,920	19,764
Pacific Edge, Ltd. (A)	27,936	2,675
PGG Wrightson, Ltd. (A)	819	936
Restaurant Brands New Zealand, Ltd. (A)	886	2,097
Sanford, Ltd.	2,767	6,615
Scales Corp., Ltd.	5,176	11,510
Serko, Ltd. (A)	2,827	5,332
Skellerup Holdings, Ltd.	7,637	22,004
SKY Network Television, Ltd.	6,265	10,318
SKYCITY Entertainment Group, Ltd.	20,410	17,827
Summerset Group Holdings, Ltd.	5,385	40,820
The Warehouse Group, Ltd.	9,894	7,375
Tourism Holdings, Ltd.	6,945	7,820
TOWER, Ltd.	11,445	9,821
Vista Group International, Ltd. (A)	7,682	13,148
		402,325
Norway - 0.8%
ABG Sundal Collier Holding ASA	24,237	15,184
AF Gruppen ASA	717	8,596
Akastor ASA	6,104	7,586
Aker Carbon Capture ASA (A)	4,495	2,698
AMSC ASA	1,661	4,211
ArcticZymes Technologies ASA (A)(B)	962	1,615
Atea ASA (A)	3,574	46,107
Austevoll Seafood ASA	2,867	26,264
Avance Gas Holding, Ltd. (D)	1,658	16,555
Axactor ASA (A)	14,729	5,816
B2 Impact ASA	23,929	18,686
Belships ASA	10,010	18,877
BLUENORD ASA (A)(B)	912	40,026
Bonheur ASA	1,411	35,723
Bouvet ASA	3,002	19,813
BW Offshore, Ltd.	4,568	12,241
Cloudberry Clean Energy ASA (A)	5,431	6,346
Crayon Group Holding ASA (A)(D)	1,983	23,408
DNO ASA	18,710	20,231
Elmera Group ASA (D)	5,860	18,823
Elopak ASA	2,737	11,511
Europris ASA (D)	8,327	53,214
FLEX LNG, Ltd.	294	7,553
Grieg Seafood ASA (B)	2,264	12,525
Hexagon Composites ASA (A)	6,450	27,391
Hexagon Purus ASA (A)	2,213	2,452
Kid ASA (D)	1,128	16,259
Kitron ASA	9,158	24,853

105

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway (continued)
LINK Mobility Group Holding ASA (A)	14,986	$34,216
Medistim ASA	352	5,957
MPC Container Ships ASA	15,398	35,581
Multiconsult ASA (D)	554	9,299
Norske Skog ASA (D)	1,815	6,097
Norwegian Air Shuttle ASA (A)(B)	11,101	13,596
Odfjell Drilling, Ltd.	4,970	24,025
Panoro Energy ASA (A)	3,699	9,352
Pareto Bank ASA	1,457	9,030
PhotoCure ASA (A)	2,625	13,725
Scatec ASA (A)(D)	4,993	39,244
Selvaag Bolig ASA	1,842	6,178
Sparebank 1 Oestlandet	758	10,442
SpareBank 1 Sorost-Norge	4,392	28,267
Sparebanken More	1,230	9,795
Veidekke ASA	5,117	59,870
Volue ASA (A)	3,279	13,025
Wilh Wilhelmsen Holding ASA, Class A	390	16,684
XXL ASA (A)(D)	256	1,500
		850,447
Peru - 0.0%
Hochschild Mining PLC (A)	16,530	40,636
Poland - 0.1%
InPost SA (A)	2,875	54,280
Portugal - 0.4%
Altri SGPS SA	2,851	15,941
Banco Comercial Portugues SA	308,962	139,425
Corticeira Amorim SGPS SA	2,100	20,690
CTT-Correios de Portugal SA	4,239	20,716
Greenvolt-Energias Renovaveis SA (A)	2,312	21,361
Mota-Engil SGPS SA (B)	5,636	16,110
NOS SGPS SA	4,757	19,354
REN - Redes Energeticas Nacionais SGPS SA	14,895	40,045
Sonae SGPS SA	34,734	36,699
The Navigator Company SA	12,847	52,705
		383,046
Singapore - 1.0%
AEM Holdings, Ltd. (A)	9,191	10,103
Banyan Tree Holdings, Ltd.	19,800	5,541
Best World International, Ltd. (A)(C)	3,974	7,699
Boustead Singapore, Ltd.	10,000	7,783
Bukit Sembawang Estates, Ltd.	11,000	32,322
Capitaland India Trust	50,467	45,505
China Aviation Oil Singapore Corp., Ltd.	14,400	10,136
ComfortDelGro Corp., Ltd.	69,000	81,104
COSCO Shipping International Singapore Company, Ltd. (A)	58,900	6,422
CSE Global, Ltd.	35,360	11,858
Delfi, Ltd.	21,900	14,826
Ezion Holdings, Ltd. (A)(C)	131,300	0
Far East Orchard, Ltd.	5,140	4,107
First Resources, Ltd.	19,300	22,019
Fraser and Neave, Ltd.	8,600	8,892
Gallant Venture, Ltd. (A)	71,000	3,914
Golden Agri-Resources, Ltd.	183,600	39,942
GuocoLand, Ltd.	10,400	12,851
Haw Par Corp., Ltd.	4,700	39,595
Ho Bee Land, Ltd.	11,400	17,062
Hong Fok Corp., Ltd.	20,100	13,132
Hong Leong Finance, Ltd.	12,900	24,566
Hyflux, Ltd. (A)(C)	24,000	2
iFAST Corp., Ltd.	7,000	39,752
IGG, Inc.	38,000	20,551
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Indofood Agri Resources, Ltd.	25,000	$6,133
Japfa, Ltd. (A)	22,700	6,209
Keppel Infrastructure Trust	112,549	40,754
Metro Holdings, Ltd.	31,600	11,652
Midas Holdings, Ltd. (A)(C)	86,000	10,920
Nanofilm Technologies International, Ltd. (B)	6,500	4,395
NetLink NBN Trust	91,100	64,926
Oceanus Group, Ltd. (A)	1,035,500	5,584
OM Holdings, Ltd. (A)	10,791	2,887
OUE, Ltd.	11,100	9,339
Oxley Holdings, Ltd. (A)	27,222	1,728
Raffles Medical Group, Ltd.	35,758	25,642
SBS Transit, Ltd.	5,000	9,422
Sheng Siong Group, Ltd.	29,900	35,590
SIA Engineering Company, Ltd.	12,800	24,076
SIIC Environment Holdings, Ltd.	35,800	4,293
Sinarmas Land, Ltd.	94,200	22,624
Singapore Land Group, Ltd.	7,100	9,983
Singapore Post, Ltd.	66,100	23,907
Stamford Land Corp., Ltd.	69,044	20,173
StarHub, Ltd.	25,600	24,469
Straits Trading Company, Ltd.	1,500	1,703
Swiber Holdings, Ltd. (A)(C)	15,000	0
The Hour Glass, Ltd.	10,100	12,588
Thomson Medical Group, Ltd.	212,000	8,247
UMS Integration, Ltd.	22,800	18,998
UOB-Kay Hian Holdings, Ltd.	17,942	21,337
Venture Corp., Ltd.	7,100	77,488
Wing Tai Holdings, Ltd.	21,205	22,226
Yeo Hiap Seng, Ltd.	1,129	486
		1,007,463
South Africa - 0.0%
Pan African Resources PLC	85,815	36,560
Spain - 2.2%
Acciona SA	540	76,614
Acerinox SA	7,076	76,092
Aedas Homes SA (D)	426	12,097
Almirall SA	2,271	22,147
Amper SA (A)(B)	111,435	13,084
Atresmedia Corp. de Medios de Comunicacion SA	4,211	22,264
Banco de Sabadell SA (B)	57,244	121,571
Bankinter SA	26,639	235,168
Caja de Ahorros del Mediterraneo (A)(C)	5,428	0
CIE Automotive SA	1,829	52,609
Construcciones y Auxiliar de Ferrocarriles SA	855	33,955
Distribuidora Internacional de Alimentacion SA (A)	1,566,729	22,293
Ebro Foods SA	2,006	35,635
eDreams ODIGEO SA (A)	89	674
Elecnor SA	2,026	42,650
Enagas SA	9,373	143,776
Ence Energia y Celulosa SA	6,294	21,056
Ercros SA	5,006	19,476
Faes Farma SA	13,532	56,057
Fluidra SA	2,959	77,570
Gestamp Automocion SA (D)	7,287	22,445
Global Dominion Access SA (D)	5,439	17,797
Grenergy Renovables SA (A)	573	24,325
Grifols SA (A)	7,462	84,805
Grupo Catalana Occidente SA	1,834	81,960
Grupo Empresarial San Jose SA	2,194	10,723
Iberpapel Gestion SA	66	1,348

106

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Indra Sistemas SA	4,509	$82,884
Laboratorios Farmaceuticos Rovi SA	1,286	102,523
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	27,501	33,055
Logista Integral SA	1,957	58,909
Mapfre SA	36,878	98,210
Melia Hotels International SA	4,842	35,060
Neinor Homes SA (A)(D)	628	10,502
Obrascon Huarte Lain SA (A)(B)	19,608	5,768
Pharma Mar SA (A)	409	22,613
Promotora de Informaciones SA, Class A (A)	11,711	4,231
Prosegur Cash SA (D)	35,886	23,370
Realia Business SA	17,710	19,760
Redeia Corp. SA	2,496	48,525
Sacyr SA	13,094	47,371
Solaria Energia y Medio Ambiente SA (A)(B)	2,636	33,668
Soltec Power Holdings SA (A)	2,101	3,735
Talgo SA (A)(D)	4,940	19,156
Tecnicas Reunidas SA (A)	1,205	15,959
Tubacex SA (B)	6,252	23,086
Unicaja Banco SA (D)	44,382	56,561
Vidrala SA	830	94,054
Viscofan SA	1,469	104,308
		2,271,499
Sweden - 2.9%
AcadeMedia AB (D)	3,665	24,383
AddLife AB, B Shares	2,462	39,456
AddNode Group AB	5,860	63,950
AFRY AB	3,857	70,263
Alimak Group AB (D)	3,056	34,183
Alleima AB	7,527	52,968
Alligo AB, Class B	2,270	32,500
Ambea AB (D)	2,222	19,665
Annehem Fastigheter AB, B Shares (A)	1,732	3,369
AQ Group AB	2,525	29,912
Arjo AB, B Shares	10,690	47,028
Attendo AB (D)	5,286	24,863
Balco Group AB	665	2,664
Beijer Alma AB	1,857	33,746
Bergman & Beving AB	1,336	39,074
Betsson AB, B Shares (A)	5,105	62,621
BHG Group AB (A)	2,406	3,640
Bilia AB, A Shares	2,411	28,556
Billerud AB	3,707	42,532
BioInvent International AB (A)	2,250	10,671
Biotage AB	660	12,133
Bonava AB, B Shares (A)	9,969	8,009
Bravida Holding AB (D)	1,969	14,818
BTS Group AB, B Shares	346	9,804
Bufab AB	872	31,287
Bulten AB	717	4,779
Bure Equity AB	1,400	56,880
Byggmax Group AB	5,363	22,069
Catella AB	2,217	6,564
Catena AB	211	12,056
Cellavision AB	999	28,815
Cibus Nordic Real Estate AB	1,681	29,177
Cint Group AB (A)	8,184	7,939
Clas Ohlson AB, B Shares	2,197	36,425
Cloetta AB, B Shares	10,640	25,638
Coor Service Management Holding AB (D)	5,027	22,308
Corem Property Group AB, B Shares	14,214	14,511
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Corem Property Group AB, D Shares	408	$11,248
CTT Systems AB	566	15,116
Dios Fastigheter AB	3,582	30,871
Dometic Group AB (D)	3,643	21,694
Dustin Group AB (A)(D)	19,916	16,345
Elanders AB, B Shares	1,468	13,340
Electrolux Professional AB, B Shares	9,620	63,488
Elekta AB, B Shares	2,098	14,956
Enea AB (A)	1,522	13,079
Fagerhult Group AB	2,581	16,515
Fastighets AB Trianon (A)	1,452	3,520
Fastighetsbolaget Emilshus AB, B Shares (A)	210	967
FastPartner AB, A Shares	2,697	21,986
Ferronordic AB (A)	318	1,971
G5 Entertainment AB	330	2,969
Granges AB	4,281	51,348
Green Landscaping Group AB (A)(D)	1,593	12,703
Heba Fastighets AB, Class B	4,570	16,692
HMS Networks AB	884	35,186
Hoist Finance AB (A)(D)	2,083	17,807
Humana AB (A)	2,641	9,251
Instalco AB	7,730	31,761
Inwido AB	1,534	28,384
JM AB	2,484	49,612
Karnov Group AB (A)	3,501	28,066
K-fast Holding AB (A)	1,142	2,893
KNOW IT AB	1,459	22,634
Lime Technologies AB	558	18,834
Lindab International AB	2,753	76,965
Loomis AB	931	30,587
Medcap AB (A)	576	28,625
MEKO AB	2,150	29,854
Modern Times Group MTG AB, B Shares (A)	2,851	22,175
Momentum Group AB	2,270	40,613
NCAB Group AB	4,318	28,702
NCC AB, B Shares	3,723	62,267
Nederman Holding AB	887	18,887
Net Insight AB, B Shares (A)	16,550	12,484
New Wave Group AB, B Shares	4,473	50,360
Nobia AB (A)	26,704	14,106
Nolato AB, B Shares	6,748	37,133
Nordic Paper Holding AB	2,488	13,197
Nordic Waterproofing Holding AB	2,002	32,964
Note AB (A)(B)	776	8,698
NP3 Fastigheter AB	1,226	32,083
Nyfosa AB	5,830	69,128
OEM International AB, B Shares	2,670	31,109
Orron Energy AB (A)	7,422	6,058
Peab AB, Class B	4,540	36,408
Platzer Fastigheter Holding AB, Series B	3,454	37,551
Pricer AB, B Shares (A)	11,102	11,763
Proact IT Group AB	1,428	20,768
Ratos AB, B Shares	8,255	28,202
RaySearch Laboratories AB	2,452	37,452
RVRC Holding AB	4,158	19,396
Scandi Standard AB	3,152	26,071
Scandic Hotels Group AB (A)(D)	8,138	56,519
Sdiptech AB, Class B (A)	738	21,669
Sensys Gatso Group AB (A)	293	1,890
Sinch AB (A)(D)	20,622	62,055
SkiStar AB	2,041	33,157
Solid Forsakring AB	623	5,053
Stendorren Fastigheter AB (A)	1,288	25,933

107

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Stillfront Group AB (A)	19,809	$12,707
Storskogen Group AB, Class B	39,199	37,642
Systemair AB	3,796	33,757
Tethys Oil AB	2,334	12,482
Troax Group AB	1,308	27,482
Truecaller AB, Class B	9,962	37,813
VBG Group AB, B Shares	1,018	38,972
Viaplay Group AB (A)	12,648	940
Vitec Software Group AB, B Shares	1,147	59,437
Volati AB	786	8,593
XANO Industri AB, Class B	694	5,047
		2,927,246
Switzerland - 8.0%
Accelleron Industries AG	4,498	233,378
Adecco Group AG	6,476	220,860
Allreal Holding AG	643	120,686
ALSO Holding AG	391	125,458
Aluflexpack AG (A)	549	9,875
APG SGA SA	84	19,661
Arbonia AG	2,962	45,342
Aryzta AG (A)	46,280	88,881
Ascom Holding AG	1,310	8,571
Autoneum Holding AG	204	28,888
Avolta AG (A)	2,343	99,169
Baloise Holding AG	1,848	377,904
Banque Cantonale de Geneve, Bearer Shares	142	43,374
Banque Cantonale Vaudoise	500	51,642
Barry Callebaut AG	35	64,800
Basilea Pharmaceutica AG (A)	231	12,654
Belimo Holding AG	375	267,716
Bell Food Group AG	138	43,355
Bellevue Group AG	467	8,922
Berner Kantonalbank AG	246	66,293
BKW AG	494	89,581
Bossard Holding AG, Class A	248	69,777
Bucher Industries AG	282	128,001
Burckhardt Compression Holding AG	146	104,743
Bystronic AG	74	30,363
Calida Holding AG	19	647
Carlo Gavazzi Holding AG	38	10,334
Cembra Money Bank AG	1,219	113,812
Cie Financiere Tradition SA, Bearer Shares	105	19,736
Clariant AG (A)	8,951	135,662
Coltene Holding AG (A)	198	11,927
Daetwyler Holding AG, Bearer Shares	281	57,289
DKSH Holding AG	1,242	98,787
DocMorris AG (A)(B)	615	27,214
dormakaba Holding AG	178	131,955
EFG International AG (A)	4,687	63,009
Emmi AG	86	88,044
Feintool International Holding AG	426	8,822
Fenix Outdoor International AG	225	13,951
Flughafen Zurich AG	913	219,641
Forbo Holding AG	39	40,608
Fundamenta Real Estate AG (A)	1,563	29,377
Galenica AG (D)	2,209	194,626
GAM Holding AG (A)	5,497	1,266
Georg Fischer AG	2,947	223,063
Gurit Holding AG, Bearer Shares	220	6,882
Helvetia Holding AG	1,796	310,583
Hiag Immobilien Holding AG	325	31,872
Huber + Suhner AG	515	53,362
Hypothekarbank Lenzburg AG	3	14,604
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Implenia AG	770	$28,841
Ina Invest Holding AG (A)	199	4,708
Inficon Holding AG	90	130,061
International Workplace Group PLC	36,159	86,042
Interroll Holding AG	30	91,065
Intershop Holding AG	270	38,025
Investis Holding SA	160	20,713
Jungfraubahn Holding AG	269	55,912
Kardex Holding AG	299	97,784
Komax Holding AG	228	32,379
Kongsberg Automotive ASA (A)	23,611	3,547
Kudelski SA, Bearer Shares (A)	2,497	3,976
Landis+Gyr Group AG (A)	1,125	104,662
LEM Holding SA	25	40,639
Luzerner Kantonalbank AG	934	69,846
Medacta Group SA (D)	308	45,496
medmix AG (D)	877	10,726
Metall Zug AG, B Shares	12	17,432
Mobilezone Holding AG	2,336	37,994
Mobimo Holding AG	387	124,546
Naturenergie Holding AG	979	43,366
Novavest Real Estate AG (A)	469	18,676
OC Oerlikon Corp. AG	8,368	45,270
Orascom Development Holding AG (A)	533	2,642
Orior AG	425	25,698
Peach Property Group AG (A)	212	2,437
Phoenix Mecano AG	38	20,340
Plazza AG, Class A	68	25,707
PSP Swiss Property AG	1,955	286,437
Rieter Holding AG	178	20,721
Romande Energie Holding SA	850	49,252
Schweiter Technologies AG	58	29,271
Sensirion Holding AG (A)(D)	141	12,124
SFS Group AG	898	140,225
Siegfried Holding AG (A)	184	247,811
SIG Group AG (A)	3,918	87,351
SKAN Group AG	427	40,227
Softwareone Holding AG (A)	2,860	50,472
St. Galler Kantonalbank AG	147	72,016
Stadler Rail AG	1,523	47,829
Sulzer AG	869	142,579
Swiss Prime Site AG	3,560	398,964
Swiss Steel Holding AG (A)	197	923
Swissquote Group Holding SA	580	209,266
Temenos AG	2,922	204,581
TX Group AG	201	33,632
u-blox Holding AG (A)	431	39,703
Valiant Holding AG	866	101,710
Vaudoise Assurances Holding SA	19	10,445
Vetropack Holding AG	822	30,866
Vontobel Holding AG	1,192	77,941
VZ Holding AG	733	117,333
V-ZUG Holding AG (A)	120	7,637
Walliser Kantonalbank	203	27,127
Warteck Invest AG	10	20,600
Ypsomed Holding AG	166	80,955
Zehnder Group AG	615	40,281
Zug Estates Holding AG, B Shares	16	34,995
Zuger Kantonalbank AG, Bearer Shares	9	89,081
		8,247,852
Taiwan - 0.0%
FIT Hon Teng, Ltd. (A)(D)	49,000	15,299
United Arab Emirates - 0.0%
Shelf Drilling, Ltd. (A)(B)(D)	10,196	16,842

108

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom - 12.4%
4imprint Group PLC	1,359	$91,186
A.G. Barr PLC	4,718	39,395
abrdn PLC	43,907	95,841
Accesso Technology Group PLC (A)	2,349	16,064
Advanced Medical Solutions Group PLC	6,389	18,511
Airtel Africa PLC (D)	28,183	43,124
AJ Bell PLC	11,487	69,213
Alfa Financial Software Holdings PLC (D)	4,048	10,837
Alliance Pharma PLC (A)	24,062	14,022
Anglo-Eastern Plantations PLC	1,225	10,048
AO World PLC (A)	10,559	15,912
Ascential PLC	5,616	42,513
Ashmore Group PLC	22,693	62,366
Ashtead Technology Holdings PLC	2,347	17,845
Aston Martin Lagonda Global Holdings PLC (A)(D)	4,390	7,071
Auction Technology Group PLC (A)(B)	1,706	9,572
Avon Technologies PLC	782	12,761
Babcock International Group PLC	25,363	160,219
Bakkavor Group PLC (D)	5,579	11,693
Balfour Beatty PLC	19,931	115,149
Bank of Georgia Group PLC	1,249	61,388
Barratt Developments PLC	25,213	161,757
Beazley PLC	21,039	214,854
Begbies Traynor Group PLC	6,626	8,706
Bellway PLC	5,245	218,672
Bloomsbury Publishing PLC	4,265	38,655
Bodycote PLC	7,984	64,489
Boohoo Group PLC (A)(B)	3,748	1,495
BRAEMAR PLC	1,328	5,130
Breedon Group PLC	8,626	49,542
Bridgepoint Group PLC (D)	9,683	44,718
Britvic PLC	9,550	162,416
Brooks Macdonald Group PLC	427	10,829
Bytes Technology Group PLC	9,584	66,576
Capita PLC (A)	91,929	23,494
Capricorn Energy PLC	5,938	15,794
Card Factory PLC	14,688	20,675
Carillion PLC (A)(C)	35,521	4,554
Carr's Group PLC	6,569	11,619
Central Asia Metals PLC	8,189	21,418
Chemring Group PLC	13,921	68,137
Chesnara PLC	7,709	26,193
City of London Investment Group PLC	2,068	10,672
Clarkson PLC	1,348	66,325
Close Brothers Group PLC	7,281	40,157
CMC Markets PLC (D)	7,009	29,297
Coats Group PLC	71,598	96,385
Cohort PLC	1,758	22,318
Computacenter PLC	3,591	118,833
Costain Group PLC	16,595	21,858
Cranswick PLC	2,515	169,047
Crest Nicholson Holdings PLC	13,693	35,310
Currys PLC (A)	46,489	55,554
CVS Group PLC	2,750	41,450
Darktrace PLC (A)	16,634	128,473
De La Rue PLC (A)(B)	9,176	10,804
Debenhams PLC (A)(C)	76,182	0
DFS Furniture PLC	12,509	20,296
Dialight PLC (A)	105	280
Direct Line Insurance Group PLC	32,903	82,541
DiscoverIE Group PLC	4,507	36,629
Domino's Pizza Group PLC	16,081	64,526
dotdigital Group PLC	12,814	15,134
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Dr. Martens PLC	12,054	$9,096
Drax Group PLC	16,727	144,015
Dunelm Group PLC	5,320	82,130
easyJet PLC	4,377	30,483
ECORA RESOURCES PLC	12,147	11,399
EKF Diagnostics Holdings PLC	8,242	3,351
Elementis PLC	27,226	59,375
Endeavour Mining PLC (Toronto Stock Exchange)	4,113	97,742
Energean PLC	5,147	62,219
EnQuest PLC (A)	115,537	15,940
Essentra PLC	14,966	30,600
FDM Group Holdings PLC	4,489	23,098
Firstgroup PLC	42,968	84,059
Foresight Group Holdings, Ltd.	2,196	15,291
Forterra PLC (D)	10,957	25,494
Foxtons Group PLC	23,551	19,752
Frasers Group PLC (A)	5,528	61,646
Frontier Developments PLC (A)	1,107	3,554
Fuller Smith & Turner PLC, Class A	1,525	15,239
Funding Circle Holdings PLC (A)(D)	3,849	7,128
Future PLC	1,815	24,534
Galliford Try Holdings PLC	5,675	23,376
Games Workshop Group PLC	1,442	207,452
Gamma Communications PLC	3,729	83,286
GB Group PLC	7,074	29,461
Gem Diamonds, Ltd. (A)	12,666	1,820
Genel Energy PLC (A)	4,784	4,425
Genuit Group PLC	12,035	77,106
Genus PLC	135	3,628
Gooch & Housego PLC	1,681	9,030
Grainger PLC	32,286	105,708
Greggs PLC	4,085	170,901
Gulf Keystone Petroleum, Ltd.	11,237	17,249
Halfords Group PLC	4,413	8,880
Harbour Energy PLC	25,115	89,578
Hargreaves Lansdown PLC	7,677	114,412
Harworth Group PLC	6,530	16,929
Hays PLC	69,356	86,096
Headlam Group PLC	6,602	11,863
Helios Towers PLC (A)	21,114	32,375
Henry Boot PLC (B)	5,301	16,096
Hill & Smith PLC	4,252	116,843
Hilton Food Group PLC	3,867	46,578
Hollywood Bowl Group PLC	8,153	33,851
Howden Joinery Group PLC	4,803	58,368
Hunting PLC	6,301	31,792
Ibstock PLC (D)	19,043	47,241
IDOX PLC	10,437	8,482
IG Group Holdings PLC	10,589	130,254
IMI PLC	4,601	111,943
Impax Asset Management Group PLC	4,165	21,031
Inchcape PLC	16,576	177,101
Indivior PLC (A)	3,442	33,952
IntegraFin Holdings PLC	12,246	60,918
International Distribution Services PLC	28,233	129,124
International Personal Finance PLC	12,526	24,968
iomart Group PLC	2,265	3,476
IP Group PLC (A)	38,897	25,831
IQE PLC (A)	39,142	8,768
ITV PLC	154,019	165,423
J.D. Wetherspoon PLC (A)	4,402	43,702
James Fisher & Sons PLC (A)	2,814	13,471
James Halstead PLC (B)	11,052	26,109
JET2 PLC	6,865	128,876

109

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
John Wood Group PLC (A)	26,919	$45,725
Johnson Matthey PLC	6,489	132,331
Johnson Service Group PLC	19,438	40,526
Jupiter Fund Management PLC	22,824	26,544
Just Group PLC	47,041	87,430
Kainos Group PLC	4,099	48,274
Keller Group PLC	2,943	63,735
Kier Group PLC	22,531	41,693
Kingfisher PLC	24,161	104,273
Kitwave Group PLC	3,226	15,118
Knights Group Holdings PLC	2,269	3,862
Lancashire Holdings, Ltd.	11,626	106,781
Learning Technologies Group PLC	21,193	26,899
Liontrust Asset Management PLC	3,242	25,380
LSL Property Services PLC	2,514	9,971
Luceco PLC (D)	1,922	4,021
M&C Saatchi PLC	253	615
M&G PLC	8,789	24,379
Macfarlane Group PLC	6,288	9,288
Man Group PLC	52,083	147,638
Marks & Spencer Group PLC	20,625	102,928
Marshalls PLC	3,831	17,088
Marston's PLC (A)	37,566	20,796
McBride PLC (A)	14,770	23,351
ME Group International PLC	18,684	48,547
Mears Group PLC	4,066	20,541
Metro Bank Holdings PLC (A)(B)	9,741	8,841
Midwich Group PLC	1,327	5,729
Mitchells & Butlers PLC (A)	13,654	54,233
Mitie Group PLC	58,272	92,443
MJ Gleeson PLC	2,770	23,380
Mobico Group PLC (A)	21,097	20,742
MONY Group PLC	22,189	62,824
Moonpig Group PLC (A)	11,812	32,328
Morgan Advanced Materials PLC	8,676	32,163
Morgan Sindall Group PLC	1,818	74,870
Mortgage Advice Bureau Holdings, Ltd.	1,276	10,890
MP Evans Group PLC	1,384	17,777
N. Brown Group PLC (A)	9,633	3,214
NCC Group PLC	17,294	41,121
Next 15 Group PLC	3,756	22,717
Ninety One PLC	15,140	35,182
Norcros PLC	6,666	21,921
Ocado Group PLC (A)	9,718	50,116
Odfjell Technology, Ltd.	828	3,818
On the Beach Group PLC (D)	5,451	10,174
OSB Group PLC	15,883	83,117
Oxford Instruments PLC	3,076	87,250
Pagegroup PLC	15,155	78,557
Paragon Banking Group PLC	9,906	102,883
PayPoint PLC	2,907	26,296
Pennon Group PLC	11,961	94,500
Persimmon PLC	8,864	195,060
Pets at Home Group PLC	16,087	65,750
Pharos Energy PLC	16,636	5,184
Phoenix Spree Deutschland, Ltd. (A)	5,484	12,900
Pinewood Technologies Group PLC	5,133	24,318
Polar Capital Holdings PLC	3,830	27,473
Porvair PLC	2,468	21,816
Premier Foods PLC	23,840	58,613
PZ Cussons PLC	13,141	16,948
QinetiQ Group PLC	20,327	122,494
Quilter PLC (D)	63,959	113,708
Rank Group PLC	7,303	8,833
Rathbones Group PLC	2,285	54,757
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Reach PLC	10,533	$13,138
Renew Holdings PLC	3,437	48,391
Renewi PLC	3,730	31,743
Ricardo PLC	2,982	17,692
Rightmove PLC	6,977	57,675
RM PLC (A)	3,638	3,892
Robert Walters PLC	4,693	20,757
Rotork PLC	35,693	159,839
RS GROUP PLC	14,553	158,176
RWS Holdings PLC	1,824	3,957
S&U PLC	513	11,630
Sabre Insurance Group PLC (D)	10,582	20,157
Saga PLC (A)	4,637	6,915
Savannah Energy PLC (A)(C)	53,744	18,861
Savills PLC	5,951	94,474
Senior PLC	17,000	34,766
Serco Group PLC	46,758	111,659
Serica Energy PLC	10,784	19,306
Severfield PLC	11,941	12,617
SIG PLC (A)	64,105	16,899
SigmaRoc PLC (A)	18,853	17,879
Softcat PLC	5,154	107,036
Spectris PLC	1,345	49,154
Speedy Hire PLC	24,369	11,802
Spire Healthcare Group PLC (D)	13,646	43,003
Spirent Communications PLC (A)	25,617	58,422
SSP Group PLC	32,793	69,948
SThree PLC	6,106	30,739
Studio Retail Group PLC (A)(C)	8,139	12,514
STV Group PLC	2,712	8,885
Synthomer PLC (A)	6,230	18,519
Tate & Lyle PLC	16,269	148,794
Tatton Asset Management PLC	1,955	17,602
Team Internet Group PLC	10,289	17,903
Telecom Plus PLC	2,698	66,784
The Gym Group PLC (A)(D)	5,959	12,286
The Vitec Group PLC (A)	3,978	13,490
THG PLC (A)	26,758	19,722
TI Fluid Systems PLC (D)	15,076	33,223
Topps Tiles PLC	15,591	9,125
TORM PLC, Class A	1,905	64,808
TP ICAP Group PLC	37,381	118,196
Trainline PLC (A)(D)	8,324	36,917
Travis Perkins PLC	9,597	119,483
Trifast PLC	7,237	7,616
TT Electronics PLC	14,769	18,939
Tullow Oil PLC (A)(B)	46,125	13,209
Vanquis Banking Group PLC	13,396	10,630
Vertu Motors PLC	13,548	10,884
Vesuvius PLC	9,782	51,085
Victrex PLC	3,473	45,047
Virgin Money UK PLC	57,990	168,621
Vistry Group PLC (A)	18,295	319,944
Volex PLC	6,267	28,012
Volution Group PLC	8,031	65,676
Vp PLC (B)	637	5,426
Watches of Switzerland Group PLC (A)(D)	10,654	68,134
Watkin Jones PLC (A)	10,502	3,601
WH Smith PLC	5,221	102,020
Wickes Group PLC	13,094	30,613
Wilmington PLC	8,076	43,315
Xaar PLC (A)	5,629	7,751
XPS Pensions Group PLC	3,516	13,565
Young & Co's Brewery PLC	1,750	14,513

110

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Young & Co's Brewery PLC, Class A (B)	1,224	$14,866
Zigup PLC	8,827	45,472
Zotefoams PLC	1,549	8,799
		12,703,450
United States - 0.7%
Alcoa Corp., CHESS Depositary Interest	1,515	59,882
Burford Capital, Ltd.	8,276	109,751
Diversified Energy Company PLC (B)	1,929	21,827
Energy Fuels, Inc. (A)(B)	730	4,010
Frontage Holdings Corp. (A)(D)	14,000	1,478
Primo Water Corp.	1,600	40,400
Primo Water Corp. (Toronto Stock Exchange)	5,507	138,932
PureTech Health PLC (A)	8,318	16,381
REC Silicon ASA (A)(B)	16,036	14,214
Reliance Worldwide Corp., Ltd.	33,532	135,464
Samsonite International SA (D)	41,100	111,241
SSR Mining, Inc.	8,907	50,579
Viemed Healthcare, Inc. (A)	2,600	19,058
		723,217
TOTAL COMMON STOCKS (Cost $104,006,225)		$101,165,482
PREFERRED SECURITIES - 0.4%
Germany - 0.4%
Draegerwerk AG & Company KGaA	565	29,513
Einhell Germany AG	219	14,251
FUCHS SE	3,263	158,558
Jungheinrich AG	2,336	70,576
Sixt SE	838	48,863
STO SE & Company KGaA	163	22,151
Villeroy & Boch AG	625	11,823
		355,735
TOTAL PREFERRED SECURITIES (Cost $324,718)		$355,735
RIGHTS - 0.0%
CTP NV (Expiration Date: 10-4-24) (A)(E)	2,728	881
Fletcher Building, Ltd. (Expiration Date: 9-25-25; Strike Price: NZD 2.40) (A)	1,309	457
Galan Lithium, Ltd. (Expiration Date: 10-4-24; Strike Price: AUD 0.11) (A)(B)	4,812	50
International Small Company Trust (continued)
	Shares or Principal Amount	Value
RIGHTS (continued)
Intercell AG (A)(C)(E)	3,233	$0
Select Harvests, Ltd. (Expiration Date: 10-11-24; Strike Price: AUD 3.80) (A)	769	0
TOTAL RIGHTS (Cost $880)		$1,388
WARRANTS - 0.0%
Arafura Rare Earths, Ltd. (Expiration: Date: 6-20-25; Strike Price: AUD 0.23) (A)	7,035	112
Australian Strategic Materials, Ltd. (Expiration Date: 10-31-27; Strike Price: AUD 1.74) (A)	202	8
Webuild SpA (Expiration Date: 8-31-30) (A)(E)	1,316	919
TOTAL WARRANTS (Cost $0)		$1,039
SHORT-TERM INVESTMENTS - 3.4%
Short-term funds - 3.4%
John Hancock Collateral Trust, 4.8110% (F)(G)	355,303	3,553,954
TOTAL SHORT-TERM INVESTMENTS (Cost $3,552,985)		$3,553,954
Total Investments (International Small Company Trust) (Cost $107,884,808) - 102.1%		$105,077,598
Other assets and liabilities, net - (2.1%)		(2,194,569)
TOTAL NET ASSETS - 100.0%		$102,883,029
Currency Abbreviations
AUD	Australian Dollar
NZD	New Zealand Dollar
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-24. The value of securities on loan amounted to $3,316,306.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 9-30-24.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	6	Long	Dec 2024	$722,562	$746,970	$24,408
						$24,408

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
111

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 58.3%
U.S. Government – 29.1%
U.S. Treasury Bonds
1.250%, 05/15/2050	$4,170,000	$2,231,602
1.875%, 11/15/2051	4,890,000	3,046,317
2.250%, 08/15/2046	4,745,000	3,396,938
2.500%, 02/15/2045 (A)	1,619,000	1,237,397
2.500%, 02/15/2046	648,000	489,873
3.000%, 11/15/2045 to 08/15/2052	9,722,000	7,953,877
3.125%, 05/15/2048	3,205,000	2,661,903
3.375%, 08/15/2042	800,000	721,969
3.625%, 05/15/2053	620,000	564,224
3.750%, 11/15/2043 (A)	2,253,000	2,119,580
4.250%, 08/15/2054	3,556,000	3,631,009
4.375%, 11/15/2039	1,170,000	1,223,884
U.S. Treasury Inflation Protected Securities
0.250%, 02/15/2050	1,737,182	1,152,506
0.625%, 02/15/2043	95,763	76,842
0.750%, 02/15/2045	1,008,438	805,779
1.375%, 02/15/2044	337,390	307,616
1.750%, 01/15/2034	2,573,391	2,601,929
U.S. Treasury Notes
1.625%, 05/15/2031	4,810,000	4,240,504
1.875%, 02/15/2032	3,110,000	2,746,519
2.750%, 08/15/2032	2,945,000	2,751,964
3.375%, 05/15/2033	1,025,000	996,532
3.875%, 08/15/2033	1,805,000	1,819,525
4.000%, 02/15/2034	2,945,000	2,995,617
4.375%, 05/15/2034	1,895,000	1,984,716
4.500%, 05/15/2027 to 11/15/2033	13,461,000	13,849,880
		65,608,502
U.S. Government Agency – 29.2%
Federal Home Loan Mortgage Corp.
2.000%, 03/01/2051	2,623,107	2,181,425
2.500%, 01/01/2052 to 05/01/2052	3,806,700	3,292,394
3.000%, 12/01/2046 to 04/01/2048	223,969	204,062
3.500%, 03/01/2048 to 06/01/2048	600,560	566,666
5.000%, 12/01/2034	59,035	60,322
6.500%, 04/01/2029 to 08/01/2034	3,792	3,968
7.500%, 12/01/2025 to 05/01/2028	572	583
Federal National Mortgage Association
2.000%, 04/01/2051 to 05/01/2051	7,875,878	6,545,386
2.500%, TBA (B)	3,100,000	2,675,082
2.500%, 07/01/2030 to 04/01/2050	1,119,983	996,620
2.660%, 03/01/2027	745,715	724,872
3.000%, TBA (B)	1,400,000	1,256,500
3.500%, 08/01/2043 to 05/01/2048	2,660,428	2,515,819
4.000%, TBA (B)	3,700,000	3,553,301
4.500%, TBA (B)	1,500,000	1,474,629
5.000%, TBA (B)	2,600,000	2,597,969
5.500%, TBA (B)	10,230,000	10,349,476
6.000%, TBA (B)	6,469,000	6,610,762
Government National Mortgage Association
2.000%, 12/20/2050	2,428,530	2,058,097
3.000%, TBA (B)	2,800,000	2,553,522
3.000%, 04/20/2051 to 05/20/2051	1,973,969	1,803,689
3.500%, TBA (B)	4,200,000	3,947,926
4.000%, TBA (B)	2,600,000	2,513,839
4.000%, 11/15/2040 to 02/15/2042	16,005	15,744
4.500%, 05/20/2052 to 09/20/2052	4,346,890	4,295,781
5.000%, TBA (B)	2,900,000	2,905,348
6.000%, 08/15/2032 to 04/15/2035	20,701	21,408
6.500%, 06/15/2028 to 02/15/2035	8,735	8,936
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
7.000%, 11/15/2031 to 11/15/2033		$35,626	$36,381
			65,770,507
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $139,876,531)			$131,379,009
FOREIGN GOVERNMENT OBLIGATIONS – 3.2%
Bermuda – 0.2%
Government of Bermuda
2.375%, 08/20/2030 (C)		200,000	175,960
5.000%, 07/15/2032 (C)		200,000	202,500
			378,460
Brazil – 0.4%
Federative Republic of Brazil 10.000%, 01/01/2031	BRL	4,983,000	846,465
Bulgaria – 0.1%
Republic of Bulgaria
1.375%, 09/23/2050	EUR	105,000	70,713
4.875%, 05/13/2036		150,000	183,985
			254,698
Chile – 0.0%
Republic of Chile 1.250%, 01/22/2051		165,000	105,500
Colombia – 0.1%
Republic of Colombia
5.000%, 06/15/2045		$200,000	147,160
5.625%, 02/26/2044		200,000	160,939
			308,099
Costa Rica – 0.1%
Republic of Costa Rica 6.550%, 04/03/2034 (C)		200,000	212,554
Hungary – 0.2%
Republic of Hungary 1.625%, 04/28/2032	EUR	465,000	440,099
Indonesia – 0.2%
Republic of Indonesia 1.100%, 03/12/2033		380,000	347,386
Israel – 0.1%
State of Israel 6.500%, 11/06/2031		$200,000	213,539
Ivory Coast – 0.1%
Republic of Ivory Coast 4.875%, 01/30/2032	EUR	225,000	221,009
Mexico – 0.6%
Government of Mexico
3.500%, 02/12/2034		$200,000	170,155
6.000%, 05/07/2036		940,000	957,288
6.350%, 02/09/2035		200,000	209,593
			1,337,036
North Macedonia – 0.2%
Republic of North Macedonia
2.750%, 01/18/2025	EUR	210,000	232,394
3.675%, 06/03/2026 (C)		265,000	289,984
			522,378
Peru – 0.1%
Republic of Peru
3.000%, 01/15/2034		$60,000	51,400
5.375%, 02/08/2035		80,000	81,921

112

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Peru (continued)
Republic of Peru (continued)
5.875%, 08/08/2054		$110,000	$115,302
			248,623
Philippines – 0.2%
Republic of the Philippines
1.200%, 04/28/2033	EUR	205,000	189,929
1.750%, 04/28/2041		200,000	162,520
			352,449
Romania – 0.5%
Republic of Romania
2.625%, 12/02/2040 (C)		335,000	249,250
2.750%, 04/14/2041		815,000	611,990
5.875%, 01/30/2029 (C)		$288,000	294,964
			1,156,204
Saudi Arabia – 0.1%
Kingdom of Saudi Arabia
2.000%, 07/09/2039	EUR	155,000	134,987
5.750%, 01/16/2054 (C)		$200,000	203,751
			338,738
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $8,218,867)			$7,283,237
CORPORATE BONDS – 26.7%
Communication services – 2.1%
AT&T, Inc. 3.550%, 09/15/2055		163,000	119,224
Charter Communications Operating LLC
2.250%, 01/15/2029		25,000	22,259
3.500%, 03/01/2042		42,000	29,185
3.750%, 02/15/2028		55,000	52,791
6.550%, 06/01/2034		230,000	239,240
6.834%, 10/23/2055		40,000	39,940
Comcast Corp.
2.887%, 11/01/2051		115,000	77,276
3.750%, 04/01/2040		215,000	186,121
5.650%, 06/01/2054		60,000	64,076
Cox Communications, Inc.
2.600%, 06/15/2031 (C)		130,000	111,949
5.450%, 09/01/2034 (C)		200,000	202,529
IHS Holding, Ltd. 6.250%, 11/29/2028 (C)		200,000	187,186
Lamar Media Corp. 3.625%, 01/15/2031		315,000	287,893
Network i2i, Ltd. 5.650%, (5.650% to 4-15-25, then 5 Year CMT + 4.274% to 4-15-30, then 5 Year CMT + 4.524% to 4-15-45, then 5 Year CMT + 5.274%), 01/15/2025 (D)		215,000	214,517
Paramount Global
4.200%, 05/19/2032		25,000	22,169
4.375%, 03/15/2043		110,000	81,385
4.950%, 01/15/2031 to 05/19/2050		95,000	86,057
5.250%, 04/01/2044		115,000	91,614
5.850%, 09/01/2043		80,000	69,769
6.875%, 04/30/2036		30,000	30,399
Sirius XM Radio, Inc.
4.000%, 07/15/2028 (C)		165,000	155,668
4.125%, 07/01/2030 (C)		400,000	362,751
Time Warner Cable LLC
4.500%, 09/15/2042		410,000	314,170
5.875%, 11/15/2040		65,000	58,944
T-Mobile USA, Inc.
2.050%, 02/15/2028		150,000	139,735
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
T-Mobile USA, Inc. (continued)
4.700%, 01/15/2035	$120,000	$119,579
5.050%, 07/15/2033	85,000	87,124
5.750%, 01/15/2034	55,000	59,063
WarnerMedia Holdings, Inc.
4.054%, 03/15/2029	80,000	75,787
4.279%, 03/15/2032	250,000	222,083
5.050%, 03/15/2042	140,000	114,284
5.141%, 03/15/2052	430,000	331,648
WMG Acquisition Corp.
3.000%, 02/15/2031 (C)	75,000	66,497
3.750%, 12/01/2029 (C)	85,000	80,014
3.875%, 07/15/2030 (C)	450,000	419,481
		4,822,407
Consumer discretionary – 1.0%
AutoZone, Inc.
4.750%, 08/01/2032 to 02/01/2033	90,000	90,258
5.400%, 07/15/2034	70,000	72,624
6.550%, 11/01/2033	75,000	83,850
Hanesbrands, Inc. 4.875%, 05/15/2026 (C)	50,000	49,562
Howard University
2.701%, 10/01/2029	100,000	90,944
2.801%, 10/01/2030	100,000	90,134
3.476%, 10/01/2041	120,000	94,068
Las Vegas Sands Corp. 6.200%, 08/15/2034	95,000	99,477
O'Reilly Automotive, Inc. 4.700%, 06/15/2032	26,000	26,206
Service Corp. International
3.375%, 08/15/2030	335,000	303,606
5.125%, 06/01/2029	282,000	281,620
5.750%, 10/15/2032	105,000	105,688
Tapestry, Inc.
7.050%, 11/27/2025	40,000	40,791
7.350%, 11/27/2028	115,000	120,851
7.700%, 11/27/2030	29,000	31,242
Taylor Morrison Communities, Inc.
5.125%, 08/01/2030 (C)	167,000	165,921
5.750%, 01/15/2028 (C)	302,000	307,275
The Home Depot, Inc. 5.300%, 06/25/2054	25,000	26,274
The William Carter Company 5.625%, 03/15/2027 (C)	105,000	104,780
		2,185,171
Consumer staples – 0.5%
BAT Capital Corp. 5.834%, 02/20/2031	110,000	116,680
Minerva Luxembourg SA 4.375%, 03/18/2031	245,000	217,711
NBM US Holdings, Inc. 7.000%, 05/14/2026 (C)	220,000	221,430
Philip Morris International, Inc.
5.125%, 02/15/2030 to 02/13/2031	280,000	290,561
5.375%, 02/15/2033	60,000	62,750
5.625%, 11/17/2029 to 09/07/2033	145,000	154,319
Tyson Foods, Inc.
5.400%, 03/15/2029	20,000	20,767
5.700%, 03/15/2034	50,000	52,684
		1,136,902
Energy – 3.1%
Aker BP ASA 6.000%, 06/13/2033 (C)	175,000	183,410

113

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
BP Capital Markets America, Inc.
2.939%, 06/04/2051	$15,000	$10,196
4.812%, 02/13/2033	215,000	217,875
4.893%, 09/11/2033	100,000	101,750
4.989%, 04/10/2034	145,000	148,156
5.227%, 11/17/2034	75,000	78,085
Columbia Pipelines Holding Company LLC
5.097%, 10/01/2031 (C)	20,000	20,172
5.681%, 01/15/2034 (C)	35,000	36,101
6.042%, 08/15/2028 (C)	160,000	167,294
Columbia Pipelines Operating Company LLC
5.927%, 08/15/2030 (C)	40,000	42,362
6.036%, 11/15/2033 (C)	70,000	74,690
ConocoPhillips Company
3.800%, 03/15/2052	47,000	37,688
4.025%, 03/15/2062	35,000	28,209
5.300%, 05/15/2053	55,000	55,584
5.550%, 03/15/2054	25,000	26,137
5.700%, 09/15/2063	120,000	127,984
Diamondback Energy, Inc.
5.400%, 04/18/2034	30,000	30,625
5.750%, 04/18/2054	25,000	25,192
5.900%, 04/18/2064	55,000	55,437
6.250%, 03/15/2033 to 03/15/2053	125,000	134,557
Ecopetrol SA
4.625%, 11/02/2031	280,000	240,395
8.375%, 01/19/2036	410,000	419,225
8.625%, 01/19/2029	200,000	215,790
EIG Pearl Holdings Sarl 3.545%, 08/31/2036 (C)	200,000	177,972
Enbridge, Inc.
5.625%, 04/05/2034	175,000	183,543
5.700%, 03/08/2033	165,000	173,902
Energo-Pro AS 8.500%, 02/04/2027 (C)	315,000	317,429
Energy Transfer LP
5.250%, 07/01/2029	80,000	82,395
6.400%, 12/01/2030	145,000	157,962
Eni SpA 5.500%, 05/15/2034 (C)	225,000	233,085
Enterprise Products Operating LLC 3.300%, 02/15/2053	40,000	28,600
EQM Midstream Partners LP 6.500%, 07/01/2027 (C)	15,000	15,452
Equinor ASA 3.625%, 04/06/2040	125,000	107,918
Galaxy Pipeline Assets Bidco, Ltd. 2.625%, 03/31/2036 (C)	200,000	170,691
Hess Corp.
7.125%, 03/15/2033	200,000	230,818
7.300%, 08/15/2031	95,000	108,788
Hess Midstream Operations LP 6.500%, 06/01/2029 (C)	235,000	243,236
Leviathan Bond, Ltd. 6.500%, 06/30/2027 (C)	235,000	222,446
MPLX LP 5.500%, 06/01/2034	180,000	184,929
ONEOK, Inc.
3.100%, 03/15/2030	10,000	9,306
3.400%, 09/01/2029	20,000	19,016
4.400%, 10/15/2029	55,000	54,814
4.750%, 10/15/2031	60,000	60,000
5.050%, 11/01/2034	45,000	44,795
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
ONEOK, Inc. (continued)
5.850%, 11/01/2064		$100,000	$99,240
6.100%, 11/15/2032		80,000	86,119
7.150%, 01/15/2051		10,000	11,540
Ovintiv, Inc. 6.625%, 08/15/2037		95,000	101,930
Patterson-UTI Energy, Inc.
5.150%, 11/15/2029		30,000	29,625
7.150%, 10/01/2033		60,000	64,608
Phillips 66 Company
5.250%, 06/15/2031		130,000	134,432
5.300%, 06/30/2033		135,000	139,168
Shell International Finance BV
2.875%, 11/26/2041		55,000	41,983
3.000%, 11/26/2051		70,000	48,827
3.250%, 04/06/2050		75,000	55,658
Targa Resources Partners LP
4.000%, 01/15/2032		50,000	47,047
4.875%, 02/01/2031		20,000	19,853
TotalEnergies Capital SA
4.724%, 09/10/2034		90,000	90,452
5.425%, 09/10/2064		100,000	100,643
5.638%, 04/05/2064		170,000	177,266
Viper Energy, Inc. 5.375%, 11/01/2027 (C)		257,000	255,947
Whistler Pipeline LLC
5.400%, 09/30/2029 (C)		10,000	10,217
5.700%, 09/30/2031 (C)		85,000	87,998
5.950%, 09/30/2034 (C)		45,000	46,598
			6,953,162
Financials – 8.8%
ABN AMRO Bank NV 6.339%, (6.339% to 9-18-26, then 1 Year CMT + 1.650%), 09/18/2027 (C)		200,000	207,043
Aon Corp. 5.350%, 02/28/2033		50,000	52,236
Aon North America, Inc. 5.450%, 03/01/2034		200,000	209,984
Athene Global Funding
2.646%, 10/04/2031 (C)		225,000	193,072
2.717%, 01/07/2029 (C)		200,000	184,782
Athene Holding, Ltd. 5.875%, 01/15/2034		25,000	26,166
Banca Comerciala Romana SA 7.625%, (7.625% to 5-19-26, then 3 month EURIBOR + 4.539%), 05/19/2027	EUR	100,000	116,968
Banca Transilvania SA 8.875%, (8.875% to 4-27-26, then 1 Year EURIBOR ICE Swap Rate + 5.580%), 04/27/2027		100,000	117,914
Bank of America Corp.
1.898%, (1.898% to 7-23-30, then Overnight SOFR + 1.530%), 07/23/2031		$120,000	104,112
1.922%, (1.922% to 10-24-30, then Overnight SOFR + 1.370%), 10/24/2031		270,000	232,643
2.572%, (2.572% to 10-20-31, then Overnight SOFR + 1.210%), 10/20/2032		75,000	65,763
2.592%, (2.592% to 4-29-30, then Overnight SOFR + 2.150%), 04/29/2031		225,000	204,040

114

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (continued)
2.687%, (2.687% to 4-22-31, then Overnight SOFR + 1.320%), 04/22/2032	$645,000	$575,256
2.972%, (2.972% to 2-4-32, then Overnight SOFR + 1.330%), 02/04/2033	115,000	102,987
4.376%, (4.376% to 4-27-27, then Overnight SOFR + 1.580%), 04/27/2028	135,000	135,214
5.468%, (5.468% to 1-23-34, then Overnight SOFR + 1.650%), 01/23/2035	95,000	99,902
5.933%, (5.933% to 9-15-26, then Overnight SOFR + 1.340%), 09/15/2027	150,000	154,455
Bank of Ireland Group PLC
5.601%, (5.601% to 3-20-29, then Overnight SOFR + 1.620%), 03/20/2030 (C)	315,000	326,784
6.253%, (6.253% to 9-16-25, then 1 Year CMT + 2.650%), 09/16/2026 (C)	345,000	349,655
Barclays PLC
4.942%, (4.942% to 9-10-29, then Overnight SOFR + 1.560%), 09/10/2030	200,000	201,653
5.690%, (5.690% to 3-12-29, then Overnight SOFR + 1.740%), 03/12/2030	250,000	260,062
Block, Inc.
3.500%, 06/01/2031	125,000	113,981
6.500%, 05/15/2032 (C)	407,000	423,816
BNP Paribas SA 5.894%, (5.894% to 12-5-33, then Overnight SOFR + 1.866%), 12/05/2034 (C)	250,000	269,900
BPCE SA
6.508%, (6.508% to 1-18-34, then 1 Year CMT + 2.791%), 01/18/2035 (C)	250,000	262,951
6.714%, (6.714% to 10-19-28, then Overnight SOFR + 2.270%), 10/19/2029 (C)	500,000	534,291
7.003%, (7.003% to 10-19-33, then Overnight SOFR + 2.590%), 10/19/2034 (C)	340,000	380,723
Brookfield Finance, Inc. 5.675%, 01/15/2035	215,000	225,662
Capital One Financial Corp.
1.878%, (1.878% to 11-2-26, then Overnight SOFR + 0.855%), 11/02/2027	50,000	47,510
3.273%, (3.273% to 3-1-29, then Overnight SOFR + 1.790%), 03/01/2030	120,000	112,823
5.247%, (5.247% to 7-26-29, then Overnight SOFR + 2.600%), 07/26/2030	20,000	20,340
7.624%, (7.624% to 10-30-30, then Overnight SOFR + 3.070%), 10/30/2031	320,000	363,690
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Citigroup, Inc. 5.174%, (5.174% to 2-13-29, then Overnight SOFR + 1.364%), 02/13/2030	$90,000	$92,452
Citizens Financial Group, Inc.
5.718%, (5.718% to 7-23-31, then Overnight SOFR + 1.910%), 07/23/2032	125,000	129,631
5.841%, (5.841% to 1-23-29, then Overnight SOFR + 2.010%), 01/23/2030	150,000	156,041
6.645%, (6.645% to 4-25-34, then Overnight SOFR + 2.325%), 04/25/2035	40,000	43,916
Comerica, Inc. 5.982%, (5.982% to 1-30-29, then Overnight SOFR + 2.155%), 01/30/2030	45,000	46,390
Corebridge Financial, Inc.
3.850%, 04/05/2029	20,000	19,482
5.750%, 01/15/2034	90,000	94,861
Corebridge Global Funding 5.200%, 06/24/2029 (C)	160,000	165,106
Credit Agricole SA 6.251%, (6.251% to 1-10-34, then Overnight SOFR + 2.670%), 01/10/2035 (C)	250,000	266,816
Discover Financial Services 7.964%, (7.964% to 11-2-33, then SOFR Compounded Index + 3.370%), 11/02/2034	130,000	152,748
Equitable Financial Life Global Funding 1.800%, 03/08/2028 (C)	150,000	137,284
Equitable Holdings, Inc. 4.350%, 04/20/2028	120,000	119,549
FirstCash, Inc.
4.625%, 09/01/2028 (C)	250,000	241,352
5.625%, 01/01/2030 (C)	220,000	217,982
GTP Acquisition Partners I LLC 3.482%, 06/15/2025 (C)	730,000	721,811
HSBC Holdings PLC
2.206%, (2.206% to 8-17-28, then Overnight SOFR + 1.285%), 08/17/2029	410,000	375,916
5.402%, (5.402% to 8-11-32, then Overnight SOFR + 2.870%), 08/11/2033	265,000	274,514
Intesa Sanpaolo SpA 7.778%, (7.778% to 6-20-53, then 1 Year CMT + 3.900%), 06/20/2054 (C)	200,000	226,290
Jackson National Life Global Funding 4.600%, 10/01/2029 (C)	150,000	149,606
JPMorgan Chase & Co.
2.545%, (2.545% to 11-8-31, then Overnight SOFR + 1.180%), 11/08/2032	115,000	101,159
2.580%, (2.580% to 4-22-31, then 3 month CME Term SOFR + 1.250%), 04/22/2032	360,000	321,061
3.509%, (3.509% to 1-23-28, then 3 month CME Term SOFR + 1.207%), 01/23/2029	145,000	141,609
3.702%, (3.702% to 5-6-29, then 3 month CME Term SOFR + 1.422%), 05/06/2030	65,000	63,221

115

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (continued)
4.005%, (4.005% to 4-23-28, then 3 month CME Term SOFR + 1.382%), 04/23/2029		$225,000	$222,599
4.995%, (4.995% to 7-22-29, then Overnight SOFR + 1.125%), 07/22/2030		185,000	190,222
5.299%, (5.299% to 7-24-28, then Overnight SOFR + 1.450%), 07/24/2029		175,000	181,073
5.336%, (5.336% to 1-23-34, then Overnight SOFR + 1.620%), 01/23/2035		300,000	313,575
5.581%, (5.581% to 4-22-29, then Overnight SOFR + 1.160%), 04/22/2030		195,000	204,670
6.070%, (6.070% to 10-22-26, then Overnight SOFR + 1.330%), 10/22/2027		115,000	119,186
M&T Bank Corp.
5.053%, (5.053% to 1-27-33, then Overnight SOFR + 1.850%), 01/27/2034		65,000	64,473
7.413%, (7.413% to 10-30-28, then Overnight SOFR + 2.800%), 10/30/2029		140,000	153,352
Manufacturers & Traders Trust Company 4.700%, 01/27/2028		250,000	251,316
Marsh & McLennan Companies, Inc. 4.750%, 03/15/2039		70,000	68,918
mBank SA 0.966%, (0.966% to 9-21-26, then 3 month EURIBOR + 1.250%), 09/21/2027	EUR	100,000	104,651
Metropolitan Life Global Funding I 2.400%, 01/11/2032 (C)		$500,000	434,053
Morgan Stanley
1.794%, (1.794% to 2-13-31, then Overnight SOFR + 1.034%), 02/13/2032		95,000	80,415
1.928%, (1.928% to 4-28-31, then Overnight SOFR + 1.020%), 04/28/2032		200,000	169,689
2.239%, (2.239% to 7-21-31, then Overnight SOFR + 1.178%), 07/21/2032		185,000	159,274
4.210%, (4.210% to 4-20-27, then Overnight SOFR + 1.610%), 04/20/2028		155,000	154,685
5.449%, (5.449% to 7-20-28, then Overnight SOFR + 1.630%), 07/20/2029		55,000	57,150
5.656%, (5.656% to 4-18-29, then Overnight SOFR + 1.260%), 04/18/2030		160,000	168,306
6.407%, (6.407% to 11-1-28, then Overnight SOFR + 1.830%), 11/01/2029		270,000	290,143
MSCI, Inc. 3.625%, 11/01/2031 (C)		192,000	176,701
New Mountain Finance Corp. 6.875%, 02/01/2029		60,000	60,737
Nomura Holdings, Inc. 5.783%, 07/03/2034		200,000	210,119
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
OTP Bank NYRT
7.350%, (7.350% to 3-4-25, then 3 month EURIBOR + 4.523%), 03/04/2026	EUR	185,000	$208,926
7.500%, (7.500% to 5-25-26, then 1 Year CMT + 3.711%), 05/25/2027		$200,000	207,678
Protective Life Global Funding 5.215%, 06/12/2029 (C)		150,000	155,755
Societe Generale SA 6.066%, (6.066% to 1-19-34, then 1 Year CMT + 2.100%), 01/19/2035 (C)		430,000	448,538
Standard Chartered PLC
5.905%, (5.905% to 5-14-34, then 1 Year CMT + 1.450%), 05/14/2035 (C)		200,000	211,637
7.767%, (7.767% to 11-16-27, then 1 Year CMT + 3.450%), 11/16/2028 (C)		200,000	218,277
Synchrony Financial 5.935%, (5.935% to 8-2-29, then SOFR Compounded Index + 2.130%), 08/02/2030		100,000	102,736
The Bank of New York Mellon Corp.
4.975%, (4.975% to 3-14-29, then Overnight SOFR + 1.085%), 03/14/2030		50,000	51,643
5.060%, (5.060% to 7-22-31, then Overnight SOFR + 1.230%), 07/22/2032		110,000	113,820
5.188%, (5.188% to 3-14-34, then Overnight SOFR + 1.418%), 03/14/2035		100,000	103,821
6.317%, (6.317% to 10-25-28, then Overnight SOFR + 1.598%), 10/25/2029		130,000	139,833
The Goldman Sachs Group, Inc.
2.383%, (2.383% to 7-21-31, then Overnight SOFR + 1.248%), 07/21/2032		225,000	195,131
2.615%, (2.615% to 4-22-31, then Overnight SOFR + 1.281%), 04/22/2032		160,000	141,394
4.482%, (4.482% to 8-23-27, then Overnight SOFR + 1.725%), 08/23/2028		65,000	65,344
5.049%, (5.049% to 7-23-29, then Overnight SOFR + 1.210%), 07/23/2030		185,000	189,824
5.727%, (5.727% to 4-25-29, then Overnight SOFR + 1.265%), 04/25/2030		130,000	136,624
UBS Group AG
6.442%, (6.442% to 8-11-27, then Overnight SOFR + 3.700%), 08/11/2028 (C)		250,000	263,001
6.537%, (6.537% to 8-12-32, then Overnight SOFR + 3.920%), 08/12/2033 (C)		520,000	574,102
Wells Fargo & Company
2.572%, (2.572% to 2-11-30, then 3 month CME Term SOFR + 1.262%), 02/11/2031		240,000	217,937
2.879%, (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%), 10/30/2030		290,000	268,977

116

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Wells Fargo & Company (continued)
3.350%, (3.350% to 3-2-32, then Overnight SOFR + 1.500%), 03/02/2033	$250,000	$228,544
4.897%, (4.897% to 7-25-32, then Overnight SOFR + 2.100%), 07/25/2033	200,000	202,293
5.499%, (5.499% to 1-23-34, then Overnight SOFR + 1.780%), 01/23/2035	110,000	115,312
5.574%, (5.574% to 7-25-28, then Overnight SOFR + 1.740%), 07/25/2029	310,000	322,525
6.491%, (6.491% to 10-23-33, then Overnight SOFR + 2.060%), 10/23/2034	75,000	83,810
		19,737,964
Health care – 1.9%
AbbVie, Inc.
4.950%, 03/15/2031	70,000	72,785
5.400%, 03/15/2054	30,000	31,811
Alcon Finance Corp. 2.600%, 05/27/2030 (C)	285,000	260,055
Amgen, Inc. 5.250%, 03/02/2033	165,000	171,777
Avantor Funding, Inc. 4.625%, 07/15/2028 (C)	375,000	366,522
Bristol-Myers Squibb Company 5.550%, 02/22/2054	80,000	84,751
Centene Corp.
2.450%, 07/15/2028	50,000	46,046
3.375%, 02/15/2030	5,000	4,608
4.250%, 12/15/2027	50,000	49,108
4.625%, 12/15/2029	585,000	572,470
CommonSpirit Health 3.347%, 10/01/2029	60,000	57,164
CVS Health Corp.
2.700%, 08/21/2040	90,000	63,909
4.125%, 04/01/2040	85,000	72,804
5.050%, 03/25/2048	90,000	82,146
Elevance Health, Inc. 5.375%, 06/15/2034	95,000	99,865
Eli Lilly & Company
4.200%, 08/14/2029	45,000	45,431
4.600%, 08/14/2034	30,000	30,471
5.050%, 08/14/2054	5,000	5,123
HCA, Inc.
3.375%, 03/15/2029	205,000	195,718
5.450%, 04/01/2031 to 09/15/2034	70,000	72,285
5.600%, 04/01/2034	120,000	125,046
Humana, Inc. 5.375%, 04/15/2031	70,000	72,505
Kaiser Foundation Hospitals
2.810%, 06/01/2041	45,000	34,700
3.002%, 06/01/2051	80,000	57,365
Royalty Pharma PLC
2.150%, 09/02/2031	315,000	268,426
3.300%, 09/02/2040	25,000	19,358
5.150%, 09/02/2029	70,000	71,798
Smith & Nephew PLC 5.400%, 03/20/2034	65,000	67,596
Solventum Corp.
5.400%, 03/01/2029 (C)	185,000	190,330
5.450%, 03/13/2031 (C)	50,000	51,544
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
The Cigna Group 5.000%, 05/15/2029	$195,000	$200,835
UnitedHealth Group, Inc.
2.750%, 05/15/2040	110,000	84,197
3.500%, 08/15/2039	70,000	60,338
4.950%, 01/15/2032 to 05/15/2062	155,000	158,300
5.350%, 02/15/2033	55,000	58,421
5.375%, 04/15/2054	175,000	181,923
5.750%, 07/15/2064	90,000	97,156
6.050%, 02/15/2063	30,000	33,965
		4,218,652
Industrials – 1.6%
AGCO Corp.
5.450%, 03/21/2027	25,000	25,508
5.800%, 03/21/2034	35,000	36,599
BAE Systems PLC 5.125%, 03/26/2029 (C)	200,000	205,786
Booz Allen Hamilton, Inc. 3.875%, 09/01/2028 (C)	120,000	116,368
Builders FirstSource, Inc. 5.000%, 03/01/2030 (C)	225,000	220,657
Clean Harbors, Inc. 4.875%, 07/15/2027 (C)	620,000	611,201
International Airport Finance SA 12.000%, 03/15/2033 (C)	305,921	326,376
L3Harris Technologies, Inc.
5.050%, 06/01/2029	65,000	66,949
5.350%, 06/01/2034	150,000	156,048
Northrop Grumman Corp. 5.150%, 05/01/2040	95,000	96,480
Otis Worldwide Corp. 2.565%, 02/15/2030	120,000	109,950
Penske Truck Leasing Company LP
2.700%, 11/01/2024 (C)	205,000	204,522
4.000%, 07/15/2025 (C)	170,000	168,949
5.350%, 03/30/2029 (C)	35,000	36,144
6.050%, 08/01/2028 (C)	50,000	52,628
Regal Rexnord Corp. 6.300%, 02/15/2030	40,000	42,543
Republic Services, Inc.
1.450%, 02/15/2031	25,000	20,954
5.200%, 11/15/2034	80,000	83,523
SS&C Technologies, Inc. 5.500%, 09/30/2027 (C)	532,000	531,770
The Boeing Company
2.950%, 02/01/2030	15,000	13,408
3.600%, 05/01/2034	30,000	25,565
3.750%, 02/01/2050	10,000	7,030
5.930%, 05/01/2060	115,000	110,155
6.298%, 05/01/2029 (C)	60,000	63,125
6.388%, 05/01/2031 (C)	70,000	74,434
Trane Technologies Financing, Ltd. 5.100%, 06/13/2034	30,000	31,264
Uber Technologies, Inc. 4.800%, 09/15/2034	45,000	44,938
United Rentals North America, Inc.
4.000%, 07/15/2030	35,000	33,077
5.500%, 05/15/2027	32,000	32,052
Veralto Corp. 5.350%, 09/18/2028	135,000	140,588
		3,688,591
Information technology – 2.0%
Broadcom, Inc.
4.150%, 02/15/2028	190,000	189,800
5.050%, 07/12/2029	65,000	66,955

117

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Cisco Systems, Inc.
4.950%, 02/26/2031	$105,000	$109,750
5.350%, 02/26/2064	70,000	74,334
Constellation Software, Inc. 5.461%, 02/16/2034 (C)	80,000	83,626
Fair Isaac Corp. 4.000%, 06/15/2028 (C)	386,000	373,487
Foundry JV Holdco LLC 6.150%, 01/25/2032 (C)	400,000	415,981
Gartner, Inc. 4.500%, 07/01/2028 (C)	193,000	191,024
Gen Digital, Inc.
5.000%, 04/15/2025 (C)	360,000	357,941
6.750%, 09/30/2027 (C)	220,000	226,044
Go Daddy Operating Company LLC
3.500%, 03/01/2029 (C)	55,000	51,605
5.250%, 12/01/2027 (C)	454,000	452,334
Hewlett Packard Enterprise Company 5.000%, 10/15/2034	115,000	113,852
Insight Enterprises, Inc. 6.625%, 05/15/2032 (C)	415,000	433,170
Intel Corp.
3.100%, 02/15/2060	60,000	36,493
4.750%, 03/25/2050	10,000	8,666
5.150%, 02/21/2034	100,000	101,036
5.700%, 02/10/2053	45,000	44,333
5.900%, 02/10/2063	40,000	40,151
Marvell Technology, Inc. 2.450%, 04/15/2028	100,000	93,331
Open Text Corp.
3.875%, 12/01/2029 (C)	590,000	548,459
6.900%, 12/01/2027 (C)	120,000	126,572
Open Text Holdings, Inc. 4.125%, 12/01/2031 (C)	60,000	55,139
Oracle Corp.
2.950%, 04/01/2030	10,000	9,299
3.850%, 04/01/2060	235,000	176,898
4.100%, 03/25/2061	60,000	47,194
Qorvo, Inc. 3.375%, 04/01/2031 (C)	120,000	107,441
		4,534,915
Materials – 1.2%
Anglo American Capital PLC 5.750%, 04/05/2034 (C)	200,000	208,784
Ball Corp. 6.000%, 06/15/2029	735,000	760,655
Celanese US Holdings LLC
6.165%, 07/15/2027	145,000	150,250
6.550%, 11/15/2030	65,000	70,063
Cleveland-Cliffs, Inc. 7.000%, 03/15/2032 (C)	45,000	45,495
Glencore Funding LLC
5.371%, 04/04/2029 (C)	170,000	175,733
5.634%, 04/04/2034 (C)	267,000	278,646
6.375%, 10/06/2030 (C)	230,000	250,022
OCP SA 6.750%, 05/02/2034 (C)	210,000	225,376
Rio Tinto Alcan, Inc. 6.125%, 12/15/2033	115,000	128,355
Standard Industries, Inc.
3.375%, 01/15/2031 (C)	10,000	8,908
4.375%, 07/15/2030 (C)	410,000	388,066
		2,690,353
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate – 0.6%
American Tower Corp.
2.700%, 04/15/2031	$30,000	$26,780
3.800%, 08/15/2029	115,000	111,886
Brandywine Operating Partnership LP 8.875%, 04/12/2029	65,000	71,837
Cousins Properties LP 5.875%, 10/01/2034	110,000	112,934
Crown Castle, Inc.
3.800%, 02/15/2028	5,000	4,908
4.800%, 09/01/2028	205,000	207,334
5.000%, 01/11/2028	90,000	91,577
5.600%, 06/01/2029	85,000	88,847
GLP Capital LP 5.300%, 01/15/2029	30,000	30,510
NNN REIT, Inc. 5.500%, 06/15/2034	55,000	57,231
Piedmont Operating Partnership LP 6.875%, 07/15/2029	130,000	136,623
SBA Tower Trust 2.836%, 01/15/2050 (C)	300,000	297,845
VICI Properties LP 4.950%, 02/15/2030	102,000	102,604
		1,340,916
Utilities – 3.9%
Alabama Power Company
3.450%, 10/01/2049	120,000	92,324
4.150%, 08/15/2044	105,000	91,823
Ameren Corp. 5.000%, 01/15/2029	90,000	92,131
American Electric Power Company, Inc. 6.950%, (6.950% to 12-15-34, then 5 Year CMT + 2.675%), 12/15/2054	165,000	175,586
Arizona Public Service Company
5.550%, 08/01/2033	55,000	57,341
6.350%, 12/15/2032	40,000	43,974
Baltimore Gas and Electric Company 5.650%, 06/01/2054	100,000	107,599
Cleco Corporate Holdings LLC 3.375%, 09/15/2029	90,000	82,546
Consolidated Edison Company of New York, Inc. 3.200%, 12/01/2051	120,000	85,583
Dominion Energy, Inc.
3.375%, 04/01/2030	70,000	66,344
5.375%, 11/15/2032	44,000	46,046
6.300%, 03/15/2033	5,000	5,468
Duke Energy Corp.
2.550%, 06/15/2031	305,000	269,627
4.500%, 08/15/2032	140,000	138,436
5.000%, 08/15/2052	25,000	23,672
5.450%, 06/15/2034	5,000	5,218
5.800%, 06/15/2054	40,000	42,225
Duke Energy Indiana LLC
2.750%, 04/01/2050	80,000	52,535
3.250%, 10/01/2049	105,000	76,736
Duke Energy Ohio, Inc. 5.550%, 03/15/2054	60,000	62,733
Duke Energy Progress LLC
3.700%, 10/15/2046	125,000	100,586
4.000%, 04/01/2052	65,000	54,294
Edison International
4.125%, 03/15/2028	40,000	39,647
5.250%, 11/15/2028	185,000	190,076
6.950%, 11/15/2029	305,000	336,179

118

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Edison International (continued)
8.125%, (8.125% to 6-15-28, then 5 Year CMT + 3.864%), 06/15/2053	$125,000	$131,251
Emera, Inc. 6.750%, (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%), 06/15/2076	90,000	90,519
Evergy, Inc. 2.900%, 09/15/2029	175,000	162,504
Eversource Energy
5.125%, 05/15/2033	260,000	264,410
5.500%, 01/01/2034	85,000	88,227
Georgia Power Company 4.300%, 03/15/2042	75,000	68,276
Greenko Power II, Ltd. 4.300%, 12/13/2028	208,200	195,619
Greensaif Pipelines Bidco Sarl
5.853%, 02/23/2036 (C)	200,000	206,863
6.129%, 02/23/2038 (C)	200,000	211,784
6.510%, 02/23/2042 (C)	200,000	215,283
KeySpan Gas East Corp. 5.994%, 03/06/2033 (C)	29,000	30,405
Monongahela Power Company 5.850%, 02/15/2034 (C)	65,000	69,668
NextEra Energy Capital Holdings, Inc.
1.875%, 01/15/2027	125,000	118,710
2.250%, 06/01/2030	145,000	129,603
Niagara Mohawk Power Corp. 5.290%, 01/17/2034 (C)	190,000	193,820
NiSource, Inc.
3.490%, 05/15/2027	85,000	83,509
5.350%, 04/01/2034	10,000	10,382
5.400%, 06/30/2033	165,000	171,692
NSTAR Electric Company 5.400%, 06/01/2034	85,000	89,732
Oglethorpe Power Corp. 5.800%, 06/01/2054 (C)	15,000	15,772
Ohio Edison Company 5.500%, 01/15/2033 (C)	90,000	93,594
Oncor Electric Delivery Company LLC 5.650%, 11/15/2033	60,000	64,690
Pacific Gas & Electric Company
2.500%, 02/01/2031	340,000	297,892
4.400%, 03/01/2032	40,000	38,881
4.550%, 07/01/2030	140,000	138,919
5.250%, 03/01/2052	22,000	20,850
5.450%, 06/15/2027	25,000	25,595
5.900%, 06/15/2032	115,000	121,698
6.100%, 01/15/2029	190,000	200,600
6.150%, 01/15/2033	175,000	187,865
6.400%, 06/15/2033	225,000	245,927
PG&E Corp. 7.375%, (7.375% to 3-15-30, then 5 Year CMT + 3.883%), 03/15/2055	20,000	20,977
Public Service Electric & Gas Company 5.450%, 03/01/2054	85,000	90,243
Public Service Enterprise Group, Inc.
5.450%, 04/01/2034	35,000	36,454
6.125%, 10/15/2033	135,000	147,047
Puget Energy, Inc.
2.379%, 06/15/2028	130,000	120,374
3.650%, 05/15/2025	180,000	178,076
4.100%, 06/15/2030	22,000	21,194
4.224%, 03/15/2032	8,000	7,522
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Sempra 6.400%, (6.400% to 10-1-34, then 5 Year CMT + 2.632%), 10/01/2054	$155,000	$155,292
Southern California Edison Company
5.200%, 06/01/2034	140,000	145,112
5.750%, 04/15/2054	55,000	58,832
5.875%, 12/01/2053	60,000	65,075
5.950%, 11/01/2032	20,000	21,767
Southern California Gas Company
5.200%, 06/01/2033	110,000	114,343
5.600%, 04/01/2054	260,000	275,612
The Southern Company
4.850%, 03/15/2035	160,000	161,290
5.200%, 06/15/2033	205,000	212,428
Virginia Electric & Power Company
2.450%, 12/15/2050	43,000	26,576
5.000%, 04/01/2033 to 01/15/2034	320,000	327,810
5.050%, 08/15/2034	50,000	51,327
5.350%, 01/15/2054	50,000	51,129
Wisconsin Power and Light Company 5.375%, 03/30/2034	50,000	52,345
Xcel Energy, Inc. 4.600%, 06/01/2032	85,000	84,208
		8,748,302
TOTAL CORPORATE BONDS (Cost $59,103,952)		$60,057,335
MUNICIPAL BONDS – 1.4%
Chicago Board of Education (Illinois), GO 6.138%, 12/01/2039	155,000	151,625
Chicago Board of Education (Illinois), GO 6.319%, 11/01/2029	120,000	121,906
Chicago Transit Authority (Illinois) 3.912%, 12/01/2040	90,000	80,341
County of Riverside (California) 3.070%, 02/15/2028	600,000	583,539
Metropolitan Transportation Authority (New York) 4.750%, 11/15/2045	255,000	264,250
Metropolitan Transportation Authority (New York) 5.175%, 11/15/2049	25,000	23,244
Municipal Electric Authority of Georgia 6.637%, 04/01/2057	88,000	100,481
New York Transportation Development Corp. 4.248%, 09/01/2035	485,000	474,651
Philadelphia Authority for Industrial Development (Pennsylvania) 6.550%, 10/15/2028	675,000	732,563
State Board of Administration Finance Corp. (Florida) 1.258%, 07/01/2025	510,000	497,822
TOTAL MUNICIPAL BONDS (Cost $3,190,772)		$3,030,422
COLLATERALIZED MORTGAGE OBLIGATIONS – 11.9%
Commercial and residential – 8.6%
280 Park Avenue Mortgage Trust Series 2017-280P, Class E (1 month CME Term SOFR + 2.419%) 7.537%, 09/15/2034 (C)(E)	214,000	197,963

119

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Alternative Loan Trust
Series 2005-27, Class 2A1 (12 month Treasury Average Index + 1.350%), 6.473%, 08/25/2035 (E)	$92,471	$76,635
Series 2005-56, Class 5A1 (1 month CME Term SOFR + 0.754%), 5.609%, 11/25/2035 (E)	45,293	37,395
Series 2005-72, Class A1 (1 month CME Term SOFR + 0.654%), 5.509%, 01/25/2036 (E)	11,721	10,494
Series 2005-7CB, Class 2A8 (1 month CME Term SOFR + 0.564%), 5.419%, 03/01/2038 (E)	80,165	58,357
Series 2006-9T1, Class A1, 5.750%, 05/25/2036	62,672	24,236
American Home Mortgage Assets Trust
Series 2006-3, Class 2A11 (12 month Treasury Average Index + 0.940%), 6.063%, 10/25/2046 (E)	29,406	19,517
Series 2007-2, Class A1 (1 month CME Term SOFR + 0.239%), 5.094%, 03/25/2047 (E)	10,458	8,695
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1, 0.990%, 04/25/2053 (C)(F)	73,167	69,112
Series 2021-2, Class A1, 0.985%, 04/25/2066 (C)(F)	119,432	102,008
Series 2021-4, Class A2, 1.241%, 01/20/2065 (C)(F)	111,569	93,688
Series 2021-5, Class A1, 0.951%, 07/25/2066 (C)(F)	271,204	234,717
Series 2021-6, Class A1, 1.458%, 09/25/2066 (C)(F)	424,653	355,331
Series 2021-8, Class A1, 1.820%, 11/25/2066 (C)(F)	197,852	175,708
Arroyo Mortgage Trust Series 2019-2, Class A1 3.347%, 04/25/2049 (C)(F)	133,439	129,795
BANK
Series 2017-BNK8, Class XA IO, 0.844%, 11/15/2050	3,638,360	66,343
Series 2019-BN18, Class XA IO, 1.027%, 05/15/2062	1,390,259	46,090
Series 2019-BN20, Class XA IO, 0.932%, 09/15/2062	2,185,546	71,629
Series 2019-BN22, Class XA IO, 0.704%, 11/15/2062	2,409,412	61,923
Series 2019-BN23, Class XA IO, 0.801%, 12/15/2052	1,901,304	55,905
Series 2019-BN24, Class XA IO, 0.750%, 11/15/2062	1,168,406	33,682
Series 2020-BN28, Class XA IO, 1.875%, 03/15/2063	2,519,368	207,427
Series 2023-BNK45, Class XA IO, 1.204%, 02/15/2056	993,205	59,803
Series 2024-BNK47, Class A5, 5.716%, 06/15/2057	510,000	551,529
BBCMS Mortgage Trust
Series 2017-C1, Class XA IO, 1.608%, 02/15/2050	2,779,853	73,535
Series 2022-C15, Class A5, 3.662%, 04/15/2055 (F)	110,000	102,616
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BBCMS Mortgage Trust (continued)
Series 2024-C24, Class XA IO, 1.864%, 02/15/2057	$998,148	$105,821
Series 2024-C26, Class A5, 5.829%, 05/15/2057	335,000	365,225
Series 2024-C28, Class A5, 5.403%, 09/15/2057	340,000	359,564
BCAP LLC Trust Series 2006-AA2, Class A1 (1 month CME Term SOFR + 0.454%) 5.309%, 01/25/2037 (E)	71,349	65,311
Bear Stearns ALT-A Trust Series 2005-10, Class 11A1 (1 month CME Term SOFR + 0.614%) 5.469%, 01/25/2036 (E)	60,556	57,170
Bear Stearns Mortgage Funding Trust Series 2006-AR3, Class 1A1 (1 month CME Term SOFR + 0.474%) 5.329%, 10/25/2036 (E)	5,953	5,343
Benchmark Mortgage Trust
Series 2018-B1, Class XA IO, 0.657%, 01/15/2051	858,271	12,257
Series 2018-B4, Class XA IO, 0.604%, 07/15/2051	2,028,871	27,461
Series 2018-B8, Class XA IO, 0.782%, 01/15/2052	4,396,727	91,626
Series 2019-B10, Class XA IO, 1.385%, 03/15/2062	2,641,473	120,530
Series 2019-B12, Class XA IO, 1.209%, 08/15/2052	1,004,377	34,343
Series 2020-B18, Class XA IO, 1.908%, 07/15/2053	672,146	37,694
Series 2020-B22, Class XA IO, 1.621%, 01/15/2054	1,154,988	83,922
BINOM Securitization Trust Series 2021-INV1, Class A1 2.034%, 06/25/2056 (C)(F)	130,969	116,627
BMO Mortgage Trust Series 2024-C9, Class A5 5.759%, 07/15/2057	334,000	361,596
BOCA Commercial Mortgage Trust Series 2024-BOCA, Class B (1 month CME Term SOFR + 2.340%) 7.437%, 08/15/2041 (C)(E)	420,000	419,475
BPR Trust Series 2022-STAR, Class A (1 month CME Term SOFR + 3.232%) 8.329%, 08/15/2039 (C)(E)	275,000	273,797
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1, 0.941%, 02/25/2049 (C)(F)	66,652	61,054
Series 2021-NQM2, Class A1, 0.970%, 03/25/2060 (C)(F)	54,057	51,893
BX Trust
Series 2022-PSB, Class A (1 month CME Term SOFR + 2.451%), 7.548%, 08/15/2039 (C)(E)	223,437	223,996
Series 2024-PAT, Class B (1 month CME Term SOFR + 3.039%), 8.136%, 03/15/2041 (C)(E)	39,000	39,073

120

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class F (1 month CME Term SOFR + 2.847%) 7.944%, 12/15/2037 (C)(E)	$355,000	$351,471
Chase Mortgage Finance Trust Series 2005-S3, Class A10 5.500%, 11/25/2035	82,520	60,444
CHL Mortgage Pass-Through Trust
Series 2005-2, Class 2A3 (1 month CME Term SOFR + 0.794%), 5.649%, 03/25/2035 (E)	20,221	18,566
Series 2007-HY4, Class 1A1, 4.844%, 09/25/2047 (F)	49,693	45,710
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class XA IO, 1.141%, 04/10/2048	1,495,773	2,759
Series 2016-C3, Class C, 4.146%, 11/15/2049 (F)	288,000	228,886
COLT Mortgage Loan Trust Series 2021-3, Class A1 0.956%, 09/27/2066 (C)(F)	588,032	487,623
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class A1, 4.353%, 08/10/2030 (C)	260,000	253,131
Series 2015-3BP, Class A, 3.178%, 02/10/2035 (C)	580,000	545,273
Series 2022-HC, Class A, 2.819%, 01/10/2039 (C)	100,000	92,884
Series 2022-HC, Class D, 4.084%, 01/10/2039 (C)(F)	100,000	88,299
Credit Suisse Mortgage Capital Certificates
Series 2017-FHA1, Class A1, 3.250%, 04/25/2047 (C)(F)	132,980	120,770
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (C)(F)	234,593	209,394
Series 2021-NQM8, Class A1, 1.841%, 10/25/2066 (C)(F)	216,759	195,448
Series 2021-RPL4, Class A1, 4.074%, 12/27/2060 (C)(F)	124,335	123,897
Series 2022-NQM1, Class A1, 2.265%, 11/25/2066 (C)(F)	538,607	489,544
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4, 3.505%, 04/15/2050	15,000	14,938
Series 2015-C2, Class XA IO, 0.840%, 06/15/2057	3,893,964	8,846
Series 2016-C6, Class XA IO, 2.018%, 01/15/2049	1,004,920	18,297
DBJPM Mortgage Trust Series 2020-C9, Class XA IO 1.818%, 09/15/2053	518,863	24,872
DC Trust
Series 2024-HLTN, Class A, 5.933%, 04/13/2040 (C)(F)	90,000	91,774
Series 2024-HLTN, Class C, 7.286%, 04/13/2040 (C)(F)	45,000	46,097
Deephaven Residential Mortgage Trust Series 2021-2, Class A1 0.899%, 04/25/2066 (C)(F)	74,484	65,828
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-AR2, Class A1 (1 month CME Term SOFR + 0.414%) 5.269%, 03/25/2037 (E)	$32,952	$30,448
Ellington Financial Mortgage Trust
Series 2021-2, Class A1, 0.931%, 06/25/2066 (C)(F)	81,594	68,453
Series 2022-1, Class A1, 2.206%, 01/25/2067 (C)(F)	244,016	215,699
GCAT Trust
Series 2021-NQM2, Class A1, 1.036%, 05/25/2066 (C)(F)	162,153	138,812
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (C)(F)	215,721	187,232
Series 2021-NQM7, Class A1, 1.915%, 08/25/2066 (C)(F)	146,380	135,189
GMACM Mortgage Loan Trust Series 2006-AR1, Class 1A1 3.618%, 04/19/2036 (F)	90,763	74,029
GS Mortgage Securities Trust Series 2024-70P, Class B 5.887%, 03/10/2041 (C)(F)	295,000	295,513
GSR Mortgage Loan Trust
Series 2006-AR1, Class 2A1, 4.609%, 01/25/2036 (F)	2,397	2,154
Series 2007-1F, Class 4A1 (1 month CME Term SOFR + 0.414%), 5.269%, 01/25/2037 (E)	71,914	16,480
HarborView Mortgage Loan Trust
Series 2005-8, Class 1A2A (1 month CME Term SOFR + 0.774%), 5.739%, 09/19/2035 (E)	17,596	11,481
Series 2006-12, Class 2A13 (1 month CME Term SOFR + 0.594%), 5.559%, 12/19/2036 (E)	105,619	99,082
Series 2006-12, Class 2A2A (1 month CME Term SOFR + 0.494%), 5.459%, 01/19/2038 (E)	37,893	33,530
Series 2007-7, Class 2A1B (1 month CME Term SOFR + 2.114%), 6.969%, 10/25/2037 (E)	39,502	33,799
HTL Commercial Mortgage Trust
Series 2024-T53, Class B, 6.774%, 05/10/2039 (C)(F)	130,000	133,763
Series 2024-T53, Class C, 7.324%, 05/10/2039 (C)(F)	100,000	103,586
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, 1.073%, 09/25/2056 (C)(F)	165,657	139,088
Series 2022-NQM2, Class A1 (3.638% to 3-25-26, then 4.638% thereafter), 3.638%, 03/25/2067 (C)	516,707	490,357
IndyMac INDA Mortgage Loan Trust Series 2006-AR3, Class 1A1 4.243%, 12/25/2036 (F)	29,602	23,623
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class AFX 2.812%, 01/16/2037 (C)	160,000	140,802
JPMorgan Mortgage Trust Series 2006-A3, Class 3A2 4.504%, 05/25/2036 (F)	5,747	4,710

121

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Legacy Mortgage Asset Trust
Series 2021-GS2, Class A1 (4.750% to 4-25-25, then 5.750% thereafter), 4.750%, 04/25/2061 (C)	$121,807	$122,674
Series 2021-GS3, Class A1 (4.750% to 5-25-25, then 5.750% thereafter), 4.750%, 07/25/2061 (C)	161,710	160,491
Series 2021-GS4, Class A1 (4.650% to 8-25-25, then 5.650% thereafter), 4.650%, 11/25/2060 (C)	81,078	81,065
Lehman XS Trust Series 2006-16N, Class A4A (1 month CME Term SOFR + 0.494%) 5.349%, 11/25/2046 (E)	92,960	82,180
Luminent Mortgage Trust Series 2006-4, Class A1A (1 month CME Term SOFR + 0.494%) 5.349%, 05/25/2046 (E)	80,793	69,276
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 3A7 6.435%, 11/21/2034 (F)	9,483	9,021
MFA Trust
Series 2020-NQM3, Class A1, 1.014%, 01/26/2065 (C)(F)	19,745	18,353
Series 2021-NQM1, Class A1, 1.153%, 04/25/2065 (C)(F)	84,680	79,081
Series 2021-NQM2, Class A1, 1.029%, 11/25/2064 (C)(F)	116,874	103,420
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class XA IO 1.056%, 12/15/2047	564,768	14
Morgan Stanley Capital I Trust
Series 2014-150E, Class A, 3.912%, 09/09/2032 (C)	610,000	530,700
Series 2017-H1, Class XA IO, 1.455%, 06/15/2050	621,748	13,824
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1, 3.750%, 11/26/2035 (C)(F)	126,543	121,593
Series 2016-4A, Class A1, 3.750%, 11/25/2056 (C)(F)	139,777	133,497
Series 2017-4A, Class A1, 4.000%, 05/25/2057 (C)(F)	129,015	124,937
Series 2017-5A, Class A1 (1 month CME Term SOFR + 1.614%), 6.469%, 06/25/2057 (C)(E)	113,582	115,039
Series 2018-1A, Class A1A, 4.000%, 12/25/2057 (C)(F)	93,543	91,302
Series 2018-4A, Class A1S (1 month CME Term SOFR + 0.864%), 5.719%, 01/25/2048 (C)(E)	141,274	138,050
Series 2019-5A, Class A1B, 3.500%, 08/25/2059 (C)(F)	130,259	123,053
Series 2019-NQM4, Class A1, 2.492%, 09/25/2059 (C)(F)	36,389	34,456
Series 2021-NQ2R, Class A1, 0.941%, 10/25/2058 (C)(F)	63,753	59,746
NJ Trust Series 2023-GSP, Class A 6.697%, 01/06/2029 (C)(F)	225,000	238,622
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
NMLT Trust Series 2021-INV1, Class A1 1.185%, 05/25/2056 (C)(F)	$342,280	$294,280
OBX Trust
Series 2021-NQM1, Class A1, 1.072%, 02/25/2066 (C)(F)	221,672	197,701
Series 2021-NQM3, Class A1, 1.054%, 07/25/2061 (C)(F)	214,215	177,110
Series 2022-NQM1, Class A1, 2.305%, 11/25/2061 (C)(F)	420,788	378,776
PRPM LLC
Series 2020-6, Class A1 (5.363% to 11-25-24, then 6.363% thereafter), 5.363%, 11/25/2025 (C)	53,612	53,773
Series 2021-3, Class A1 (4.867% to 4-25-25, then 5.867% thereafter), 4.867%, 04/25/2026 (C)	109,064	108,684
Series 2021-4, Class A1 (4.867% to 4-25-25, then 5.867% thereafter), 4.867%, 04/25/2026 (C)	214,746	214,416
Series 2021-9, Class A1 (2.363% to 10-25-24, then 5.363% to 10-25-25, then 6.363% thereafter), 2.363%, 10/25/2026 (C)	355,801	355,840
Series 2024-3, Class A1 (6.994% to 5-25-27, then 9.994% to 5-25-28, then 10.994% thereafter), 6.994%, 05/25/2029 (C)	298,437	300,603
RALI Series Trust Series 2007-QH7, Class 1A1 (1 month CME Term SOFR + 0.614%) 5.469%, 08/25/2037 (E)	29,202	27,120
SG Commercial Mortgage Securities Trust Series 2020-COVE, Class A 2.632%, 03/15/2037 (C)	645,000	601,230
SG Residential Mortgage Trust Series 2021-1, Class A1 1.160%, 07/25/2061 (C)(F)	310,726	256,466
Starwood Mortgage Residential Trust
Series 2021-1, Class A1, 1.219%, 05/25/2065 (C)(F)	154,833	144,506
Series 2021-2, Class A1, 0.943%, 05/25/2065 (C)(F)	51,453	47,915
Series 2021-6, Class A1, 1.920%, 11/25/2066 (C)(F)	327,116	288,117
Towd Point Mortgage Trust Series 2021-R1, Class A1 2.918%, 11/30/2060 (C)(F)	566,152	512,061
TYSN Mortgage Trust Series 2023-CRNR, Class A 6.799%, 12/10/2033 (C)(F)	410,000	433,545
Verus Securitization Trust
Series 2021-2, Class A1, 1.031%, 02/25/2066 (C)(F)	86,137	77,765
Series 2021-8, Class A1, 1.824%, 11/25/2066 (C)(F)	220,266	200,880
Series 2021-R2, Class A1, 0.918%, 02/25/2064 (C)(F)	96,706	88,550
Series 2022-1, Class A1 (2.724% to 1-25-26, then 3.724% thereafter), 2.724%, 01/25/2067 (C)	328,597	306,186

122

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Verus Securitization Trust (continued)
Series 2022-3, Class A1 (4.130% to 3-1-26, then 5.130% thereafter), 4.130%, 02/25/2067 (C)	$74,840	$72,190
WaMu Mortgage Pass-Through Certificates Series 2007-HY6, Class 1A1 4.242%, 06/25/2037 (F)	10,260	8,900
Washington Mutual Mortgage Pass-Through Certificates Series 2006-5, Class 1A1 (1 month CME Term SOFR + 0.714%) 5.569%, 07/25/2036 (E)	16,025	11,080
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1, Class D, 4.220%, 05/15/2048 (F)	40,000	36,788
Series 2015-NXS1, Class XA IO, 1.116%, 05/15/2048	1,211,481	780
Series 2015-NXS3, Class XA IO, 1.015%, 09/15/2057	2,428,640	12,800
		19,458,948
U.S. Government Agency – 3.3%
Federal Home Loan Mortgage Corp.
Series 2019-3, Class MV, 3.500%, 10/25/2058	108,284	100,245
Series 2021-DNA6, Class B1 (30 day Average SOFR + 3.400%), 8.680%, 10/25/2041 (C)(E)	205,000	211,358
Series 2021-DNA7, Class B1 (30 day Average SOFR + 3.650%), 8.930%, 11/25/2041 (C)(E)	194,000	201,869
Series 2022-DNA3, Class M1B (30 day Average SOFR + 2.900%), 8.180%, 04/25/2042 (C)(E)	168,000	173,763
Series 2022-DNA4, Class M1B (30 day Average SOFR + 3.350%), 8.630%, 05/25/2042 (C)(E)	235,000	246,330
Series 2022-DNA5, Class M1B (30 day Average SOFR + 4.500%), 9.780%, 06/25/2042 (C)(E)	285,000	305,600
Series 2022-DNA6, Class M1B (30 day Average SOFR + 3.700%), 8.980%, 09/25/2042 (C)(E)	200,000	211,250
Series 2022-HQA1, Class M1B (30 day Average SOFR + 3.500%), 8.780%, 03/25/2042 (C)(E)	55,000	57,674
Series 2022-HQA2, Class M1B (30 day Average SOFR + 4.000%), 9.280%, 07/25/2042 (C)(E)	180,000	191,439
Series 2022-HQA3, Class M1B (30 day Average SOFR + 3.550%), 8.830%, 08/25/2042 (C)(E)	70,000	73,861
Series 2023-HQA1, Class M1B (30 day Average SOFR + 3.500%), 8.780%, 05/25/2043 (C)(E)	445,000	471,060
Series 2023-HQA2, Class M1B (30 day Average SOFR + 3.350%), 8.630%, 06/25/2043 (C)(E)	460,000	482,313
Series 3883, Class PB, 3.000%, 05/15/2041	45,165	43,555
Series 5055, Class DG, 1.500%, 12/25/2050	376,934	305,439
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 5170, Class DP, 2.000%, 07/25/2050	$364,888	$322,751
Series K064, Class X1 IO, 0.729%, 03/25/2027	2,067,710	25,500
Series K068, Class A2, 3.244%, 08/25/2027	545,000	534,962
Series K104, Class X1 IO, 1.233%, 01/25/2030	1,277,363	60,990
Series K111, Class X1 IO, 1.678%, 05/25/2030	546,495	39,337
Series K114, Class X1 IO, 1.209%, 06/25/2030	1,591,882	83,716
Series K121, Class X1 IO, 1.115%, 10/25/2030	838,470	40,760
Series K122, Class X1 IO, 0.966%, 11/25/2030	473,665	20,203
Series K124, Class X1 IO, 0.808%, 12/25/2030	1,899,666	69,780
Federal National Mortgage Association
Series 2012-18, Class GA, 2.000%, 12/25/2041	46,359	43,398
Series 2012-21, Class PQ, 2.000%, 09/25/2041	25,847	24,461
Series 2012-52, Class PA, 3.500%, 05/25/2042	42,019	40,775
Series 2015-48, Class QB, 3.000%, 02/25/2043	46,661	45,588
Series 2016-11, Class GA, 2.500%, 03/25/2046	69,175	64,683
Series 2016-38, Class NA, 3.000%, 01/25/2046	36,247	33,987
Series 2016-C07, Class 2M2 (30 day Average SOFR + 4.464%), 9.745%, 05/25/2029 (E)	122,847	128,375
Series 2017-16, Class PB, 3.000%, 03/25/2047	270,000	239,933
Series 2017-26, Class CG, 3.500%, 07/25/2044	32,686	32,447
Series 2017-34, Class JK, 3.000%, 05/25/2047	24,894	24,295
Series 2017-35, Class AH, 3.500%, 04/25/2053	42,323	41,889
Series 2017-49, Class JA, 4.000%, 07/25/2053	44,677	44,381
Series 2017-84, Class KA, 3.500%, 04/25/2053	51,809	51,063
Series 2017-C01, Class 1M2 (30 day Average SOFR + 3.664%), 8.945%, 07/25/2029 (E)	70,767	73,177
Series 2018-23, Class LA, 3.500%, 04/25/2048	103,374	98,898
Series 2018-70, Class HA, 3.500%, 10/25/2056	69,585	68,429
Series 2019-12, Class HA, 3.500%, 11/25/2057	121,352	117,555
Series 2019-14, Class CA, 3.500%, 04/25/2049	121,426	117,672
Series 2019-45, Class PT, 3.000%, 08/25/2049	109,444	100,554
Series 2019-HRP1, Class M2 (30 day Average SOFR + 2.264%), 7.545%, 11/25/2039 (C)(E)	24,994	25,159

123

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2021-R01, Class 1B1 (30 day Average SOFR + 3.100%), 8.380%, 10/25/2041 (C)(E)	$80,000	$82,436
Series 2022-90, Class AY, 4.500%, 12/25/2041	640,000	628,492
Series 2022-R01, Class 1B1 (30 day Average SOFR + 3.150%), 8.430%, 12/25/2041 (C)(E)	188,000	194,074
Series 2022-R02, Class 2B1 (30 day Average SOFR + 4.500%), 9.780%, 01/25/2042 (C)(E)	395,000	417,468
Series 2023-R05, Class 1M2 (30 day Average SOFR + 3.100%), 8.363%, 06/25/2043 (C)(E)	144,000	150,985
Series 2024-R02, Class 1M2 (30 day Average SOFR + 1.800%), 7.080%, 02/25/2044 (C)(E)	88,000	88,469
Series 415, Class A3, 3.000%, 11/25/2042	90,788	85,238
Government National Mortgage Association
Series 2006-38, Class XS IO, 2.039%, 09/16/2035	8,615	9
Series 2013-37, Class LG, 2.000%, 01/20/2042	40,166	38,804
		7,376,449
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $28,638,858)		$26,835,397
ASSET BACKED SECURITIES – 8.9%
AASET Trust Series 2020-1A, Class A 3.351%, 01/16/2040 (C)	92,917	88,279
ABFC Trust Series 2006-HE1, Class A2D (1 month CME Term SOFR + 0.554%) 5.409%, 01/25/2037 (E)	85,899	48,319
Affirm Asset Securitization Trust Series 2023-A, Class 1A 6.610%, 01/18/2028 (C)	185,000	185,776
Aligned Data Centers Issuer LLC Series 2023-1A, Class A2 6.000%, 08/17/2048 (C)	265,000	270,361
American Credit Acceptance Receivables Trust Series 2023-3, Class B 6.090%, 11/12/2027 (C)	155,000	155,702
Avis Budget Rental Car Funding AESOP LLC
Series 2023-7A, Class A 5.900%, 08/21/2028 (C)	175,000	181,091
Series 2024-1A, Class A 5.360%, 06/20/2030 (C)	145,000	149,025
Series 2024-3A, Class B 5.580%, 12/20/2030 (C)	100,000	102,226
Battalion CLO XXV, Ltd. Series 2024-25A, Class B (3 month CME Term SOFR + 2.200%) 7.472%, 03/13/2037 (C)(E)	395,000	399,148
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Benefit Street Partners CLO XXXI, Ltd. Series 2023-31A, Class B1 (3 month CME Term SOFR + 2.350%) 7.635%, 04/25/2036 (C)(E)	$270,000	$272,066
Birch Grove CLO, Ltd. Series 2022-4A, Class BR (3 month CME Term SOFR + 1.800%) 7.101%, 07/15/2037 (C)(E)	250,000	250,746
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 1.690%, 07/15/2060 (C)	104,128	100,755
Series 2020-1, Class A2 1.990%, 07/15/2060 (C)	126,449	114,618
Series 2022-1A, Class A1 5.970%, 08/15/2062 (C)	100,644	101,178
Chesapeake Funding II LLC Series 2023-1A, Class A1 5.650%, 05/15/2035 (C)	211,029	212,842
CNH Equipment Trust Series 2023-A, Class A4 4.770%, 10/15/2030	85,000	86,137
Commercial Equipment Finance LLC Series 2024-1A, Class A 5.970%, 07/16/2029 (C)	187,578	190,066
CPS Auto Receivables Trust Series 2023-B, Class A 5.910%, 08/16/2027 (C)	146,955	147,354
Credit Acceptance Auto Loan Trust Series 2024-1A, Class A 5.680%, 03/15/2034 (C)	180,000	183,346
DLLAA LLC Series 2023-1A, Class A3 5.640%, 02/22/2028 (C)	135,000	138,152
Domino's Pizza Master Issuer LLC
Series 2018-1A, Class A2I 4.116%, 07/25/2048 (C)	350,575	347,733
Series 2019-1A, Class A2 3.668%, 10/25/2049 (C)	168,000	159,751
Series 2021-1A, Class A2I 2.662%, 04/25/2051 (C)	598,087	551,009
DT Auto Owner Trust Series 2023-2A, Class B 5.410%, 02/15/2029 (C)	135,000	135,254
Elmwood CLO, Ltd.
Series 2022-6A, Class BR (3 month CME Term SOFR + 2.400%) 7.686%, 10/17/2036 (C)(E)	365,000	368,667
Series 2023-2A, Class B (3 month CME Term SOFR + 2.250%) 7.536%, 04/16/2036 (C)(E)	250,000	251,391
Enterprise Fleet Financing LLC
Series 2023-1, Class A3 5.420%, 10/22/2029 (C)	185,000	188,690
Series 2024-1, Class A3 5.160%, 09/20/2030 (C)	75,000	77,035
Exeter Automobile Receivables Trust Series 2020-1A, Class D 2.730%, 12/15/2025 (C)	13,000	12,989
First Franklin Mortgage Loan Trust Series 2006-FF12, Class A5 (1 month CME Term SOFR + 0.424%) 5.279%, 09/25/2036 (E)	161,387	154,740
FirstKey Homes Trust
Series 2022-SFR1, Class A 4.145%, 05/19/2039 (C)	138,618	137,355
Series 2022-SFR2, Class A 4.250%, 07/17/2039 (C)	570,808	564,777

124

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Flagship Credit Auto Trust
Series 2022-3, Class B 4.690%, 07/17/2028 (C)	$239,000	$238,202
Series 2023-1, Class B 5.050%, 01/18/2028 (C)	66,000	66,221
Golub Capital Partners CLO 68B, Ltd. Series 2023-68A, Class B (3 month CME Term SOFR + 2.800%) 8.085%, 07/25/2036 (C)(E)	250,000	253,528
GSAA Home Equity Trust
Series 2006-10, Class AF3 5.985%, 06/25/2036 (F)	132,981	32,999
Series 2006-15, Class AF6 6.376%, 09/25/2036	333,307	84,469
Series 2006-20, Class 2A1A (1 month CME Term SOFR + 0.214%) 5.069%, 12/25/2046 (E)	171,678	85,492
GSAA Trust Series 2005-7, Class AF4 5.558%, 05/25/2035	128,849	122,770
GSAMP Trust Series 2007-FM2, Class A2B (1 month CME Term SOFR + 0.204%) 5.059%, 01/25/2037 (E)	168,676	101,160
Hertz Vehicle Financing III LLC Series 2023-3A, Class A 5.940%, 02/25/2028 (C)	475,000	486,856
Invesco US CLO, Ltd. Series 2023-2A, Class B (3 month CME Term SOFR + 2.300%) 7.582%, 04/21/2036 (C)(E)	250,000	251,332
Madison Park Funding LXVII, Ltd. Series 2024-67A, Class A1 (3 month CME Term SOFR + 1.510%) 6.800%, 04/25/2037 (C)(E)	420,000	420,790
MF1, Ltd. Series 2022-FL8, Class AS (1 month CME Term SOFR + 1.750%) 6.715%, 02/19/2037 (C)(E)	335,000	328,739
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A 0.970%, 12/16/2069 (C)	132,987	117,576
Series 2021-FA, Class A 1.110%, 02/18/2070 (C)	191,761	170,643
Series 2023-A, Class A 5.510%, 10/15/2071 (C)	246,368	252,023
New Economy Assets Phase 1 Sponsor LLC Series 2021-1, Class A1 1.910%, 10/20/2061 (C)	310,000	285,730
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1, Class A 3.844%, 12/25/2025 (C)	29,016	28,472
Octagon, Ltd. Series 2023-2A, Class B (3 month CME Term SOFR + 2.350%) 7.632%, 04/20/2036 (C)(E)	270,000	271,712
Pretium Mortgage Credit Partners LLC
Series 2021-NPL3, Class A1 (4.868% to 7-25-25, then 5.868% thereafter) 4.868%, 07/25/2051 (C)	157,792	155,978
Series 2021-NPL6, Class A1 (2.487% to 11-25-24, then 5.487% to 11-25-25, then 6.487% thereafter) 2.487%, 07/25/2051 (C)	79,050	78,562
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Pretium Mortgage Credit Partners LLC (continued)
Series 2022-NPL1, Class A1 (2.981% to 12-25-24, then 5.981% to 12-25-25, then 6.981% thereafter) 2.981%, 01/25/2052 (C)	$317,356	$315,824
Series 2024-NPL5, Class A1 (5.963% to 9-25-27, then 8.963% to 9-25-28, then 9.963% thereafter) 5.963%, 09/25/2054 (C)	100,000	99,990
Progress Residential Trust
Series 2021-SFR8, Class A 1.510%, 10/17/2038 (C)	391,007	369,386
Series 2022-SFR3, Class A 3.200%, 04/17/2039 (C)	131,600	127,503
Series 2022-SFR5, Class A 4.451%, 06/17/2039 (C)	101,931	101,474
Series 2022-SFR6, Class A 4.451%, 07/20/2039 (C)	623,460	620,201
Series 2022-SFR7, Class A 4.750%, 10/27/2039 (C)	163,416	164,531
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A 5.000%, 09/15/2048 (C)	395,000	393,828
RR 23, Ltd. Series 2022-23A, Class A2R (3 month CME Term SOFR + 2.650%) 7.951%, 10/15/2035 (C)(E)	520,000	524,468
Sabey Data Center Issuer LLC Series 2024-1, Class A2 6.000%, 04/20/2049 (C)	65,000	65,723
Santander Drive Auto Receivables Trust
Series 2023-1, Class B 4.980%, 02/15/2028	140,000	140,110
Series 2023-3, Class B 5.610%, 07/17/2028	235,000	238,028
SCF Equipment Leasing LLC Series 2024-1A, Class B 5.560%, 04/20/2032 (C)	130,000	134,908
Securitized Asset Backed Receivables LLC Trust Series 2006-HE1, Class A2B (1 month CME Term SOFR + 0.294%) 5.149%, 07/25/2036 (E)	115,556	40,807
SFS Auto Receivables Securitization Trust Series 2023-1A, Class B 5.710%, 01/22/2030 (C)	115,000	118,946
Sound Point CLO XXIX, Ltd. Series 2021-1A, Class A (3 month CME Term SOFR + 1.332%) 6.616%, 04/25/2034 (C)(E)	655,000	655,328
Soundview Home Loan Trust Series 2007-OPT2, Class 2A3 (1 month CME Term SOFR + 0.294%) 5.149%, 07/25/2037 (E)	20,039	18,175
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2 5.900%, 07/25/2048 (C)	225,000	228,482
Series 2024-1A, Class A2 5.900%, 03/25/2049 (C)	120,000	123,169
Subway Funding LLC Series 2024-1A, Class A2I 6.028%, 07/30/2054 (C)	230,000	237,298

125

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Summit Issuer LLC Series 2020-1A, Class A2 2.290%, 12/20/2050 (C)	$155,000	$149,690
Taco Bell Funding LLC Series 2021-1A, Class A2II 2.294%, 08/25/2051 (C)	878,355	788,995
Texas Debt Capital CLO, Ltd. Series 2023-1A, Class B (3 month CME Term SOFR + 2.300%) 7.582%, 04/20/2036 (C)(E)	300,000	301,593
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1 5.102%, 04/01/2035	271,611	280,923
Tricolor Auto Securitization Trust Series 2023-1A, Class A 6.480%, 08/17/2026 (C)	5,344	5,345
Tricon Residential Trust Series 2022-SFR2, Class A 4.849%, 07/17/2040 (C)	373,915	375,317
Vantage Data Centers Issuer LLC Series 2024-1A, Class A 5.100%, 09/15/2054 (C)	465,000	465,000
VB Issuer LLC Series 2024-1A, Class C2 5.590%, 05/15/2054 (C)	255,000	259,137
VCAT LLC
Series 2021-NPL2, Class A1 (5.115% to 3-25-25, then 6.115% thereafter) 5.115%, 03/27/2051 (C)	10,112	10,065
Series 2021-NPL3, Class A1 (4.473% to 5-25-25, then 5.743% thereafter) 4.743%, 05/25/2051 (C)	11,073	10,959
Venture 42 CLO, Ltd. Series 2021-42A, Class A1A (3 month CME Term SOFR + 1.392%) 6.693%, 04/15/2034 (C)(E)	655,000	653,548
Vericrest Opportunity Loan Transferee
Series 2021-CF1, Class A1 (4.992% to 8-25-25, then 5.992% thereafter) 4.992%, 08/25/2051 (C)	186,442	185,192
Series 2021-NP11, Class A1 (4.868% to 7-25-25, then 5.868% thereafter) 4.868%, 08/25/2051 (C)	466,702	466,062
Series 2021-NPL3, Class A1 (5.240% to 1-25-25, then 6.240% thereafter) 5.240%, 02/27/2051 (C)	112,101	112,180
Wellfleet CLO X, Ltd. Series 2019-XA, Class A1R (3 month CME Term SOFR + 1.432%) 6.714%, 07/20/2032 (C)(E)	516,497	516,663
Wendy's Funding LLC Series 2018-1A, Class A2II 3.884%, 03/15/2048 (C)	219,109	212,608
Westlake Automobile Receivables Trust Series 2023-1A, Class B 5.410%, 01/18/2028 (C)	75,000	75,371
Wingstop Funding LLC Series 2020-1A, Class A2 2.841%, 12/05/2050 (C)	197,000	185,237
World Omni Auto Receivables Trust Series 2023-A, Class B 5.030%, 05/15/2029	125,000	126,862
TOTAL ASSET BACKED SECURITIES (Cost $20,166,844)		$20,058,758
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 6.7%
Repurchase agreement – 6.7%
Deutsche Bank Tri-Party Repurchase Agreement dated 9-30-24 at 4.860% to be repurchased at $15,002,025 on 10-1-24, collateralized by $15,032,342 Federal Home Loan Mortgage Corp., 5.500% due 9-1-54 (valued at $15,300,001)	$15,000,000	$15,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $15,000,000)		$15,000,000
Total Investments (Investment Quality Bond Trust) (Cost $274,195,824) – 117.1%		$263,644,158
Other assets and liabilities, net – (17.1%)		(38,461,725)
TOTAL NET ASSETS – 100.0%		$225,182,433
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $61,153,444 or 27.2% of the fund's net assets as of 9-30-24.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.

126

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	55	Long	Dec 2024	$4,460,915	$4,425,882	$(35,033)
10-Year U.S. Treasury Note Futures	96	Long	Dec 2024	11,043,464	10,971,000	(72,464)
2-Year U.S. Treasury Note Futures	201	Long	Dec 2024	41,831,821	41,856,683	24,862
5-Year U.S. Treasury Note Futures	114	Long	Dec 2024	12,517,153	12,526,641	9,488
Euro SCHATZ Futures	221	Short	Dec 2024	(26,292,398)	(26,365,695)	(73,297)
Euro-Buxl Futures	4	Short	Dec 2024	(599,895)	(606,800)	(6,905)
Euro-OAT Futures	20	Short	Dec 2024	(2,825,267)	(2,823,837)	1,430
German Euro BUND Futures	12	Short	Dec 2024	(1,779,447)	(1,802,233)	(22,786)
U.S. Treasury Long Bond Futures	1	Short	Dec 2024	(124,416)	(124,188)	228
Ultra 10-Year U.S. Treasury Note Futures	43	Short	Dec 2024	(5,090,455)	(5,086,766)	3,689
Ultra U.S. Treasury Bond Futures	41	Short	Dec 2024	(5,546,184)	(5,456,844)	89,340
						$(81,448)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	825,181	BRL	4,715,000	GSI	12/18/2024	—	$(32,578)
USD	3,550,075	EUR	3,208,000	DB	12/18/2024	—	(32,057)
USD	259,037	EUR	232,000	NWM	12/18/2024	—	(20)
						—	$(64,655)

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	205,000	USD	Fixed 3.873%	USD Compounded SOFR	Annual	Annual	Jun 2035	—	$(10,254)	$(10,254)
Centrally cleared	70,000	USD	Fixed 3.878%	USD Compounded SOFR	Annual	Annual	Jun 2035	—	(3,531)	(3,531)
Centrally cleared	625,000	USD	Fixed 3.672%	USD Compounded SOFR	Annual	Annual	Jun 2035	—	(20,801)	(20,801)
Centrally cleared	625,000	USD	Fixed 3.657%	USD Compounded SOFR	Annual	Annual	Jun 2035	$(41)	(20,007)	(20,048)
Centrally cleared	315,000	USD	Fixed 3.655%	USD Compounded SOFR	Annual	Annual	Jun 2035	—	(10,039)	(10,039)
Centrally cleared	350,000	USD	Fixed 3.647%	USD Compounded SOFR	Annual	Annual	Jun 2035	—	(10,922)	(10,922)
Centrally cleared	425,000	USD	Fixed 3.743%	USD Compounded SOFR	Annual	Annual	Jun 2035	—	(16,669)	(16,669)
Centrally cleared	1,187,000	USD	Fixed 1.560%	USD Compounded SOFR	Annual	Annual	Dec 2041	(5,717)	331,139	325,422
Centrally cleared	1,320,000	USD	Fixed 1.560%	USD Compounded SOFR	Annual	Annual	Dec 2051	(7,493)	466,627	459,134
Centrally cleared	380,000	USD	Fixed 2.880%	USD Compounded SOFR	Annual	Annual	Mar 2053	4,248	32,206	36,454
Centrally cleared	1,105,000	USD	Fixed 2.970%	USD Compounded SOFR	Annual	Annual	Mar 2053	637	86,673	87,310
Centrally cleared	370,000	USD	Fixed 3.250%	USD Compounded SOFR	Annual	Annual	Jun 2053	(3,885)	11,305	7,420
								$(12,251)	$835,727	$823,476
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.EM.41	1,533,600	USD	$1,533,600	1.000%	Quarterly	Jun 2029	$38,675	$(5,371)	$33,304
				$1,533,600				$38,675	$(5,371)	$33,304
Derivatives Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
USD	U.S. Dollar
127

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
Derivatives Abbreviations
DB	Deutsche Bank AG
GSI	Goldman Sachs International
NWM	NatWest Markets PLC
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
Lifestyle Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 50.5%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	25,032,916	$502,660,955
Fixed income - 49.5%
Select Bond, Series NAV, JHVIT (MIM US) (B)	39,820,952	491,788,752
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $971,482,581)		$994,449,707
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.8110% (C)(D)	2	21
TOTAL SHORT-TERM INVESTMENTS (Cost $21)		$21
Total Investments (Lifestyle Balanced Portfolio) (Cost $971,482,602) - 100.0%		$994,449,728
Other assets and liabilities, net - (0.0%)		(47,365)
TOTAL NET ASSETS - 100.0%		$994,402,363
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 9-30-24.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Lifestyle Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 20.1%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	1,645,627	$33,044,196
Fixed income - 79.9%
Select Bond, Series NAV, JHVIT (MIM US) (B)	10,664,266	131,703,690
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $172,665,571)		$164,747,886
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.8110% (C)(D)	361	3,614
TOTAL SHORT-TERM INVESTMENTS (Cost $3,614)		$3,614
Total Investments (Lifestyle Conservative Portfolio) (Cost $172,669,185) - 100.0%		$164,751,500
Other assets and liabilities, net - (0.0%)		(37,299)
TOTAL NET ASSETS - 100.0%		$164,714,201
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
Lifestyle Conservative Portfolio (continued)
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 9-30-24.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Lifestyle Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 70.6%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	188,336,116	$3,781,294,262
Fixed income - 29.4%
Select Bond, Series NAV, JHVIT (MIM US) (B)	127,305,232	1,572,219,609
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $4,990,059,236)		$5,353,513,871
Total Investments (Lifestyle Growth Portfolio) (Cost $4,990,059,236) - 100.0%		$5,353,513,871
Other assets and liabilities, net - (0.0%)		(85,373)
TOTAL NET ASSETS - 100.0%		$5,353,428,498
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Lifestyle Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 40.5%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	5,787,713	$116,217,274
Fixed income - 59.5%
Select Bond, Series NAV, JHVIT (MIM US) (B)	13,829,012	170,788,293
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $287,761,492)		$287,005,567
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.8110% (C)(D)	365	3,648
TOTAL SHORT-TERM INVESTMENTS (Cost $3,648)		$3,648
Total Investments (Lifestyle Moderate Portfolio) (Cost $287,765,140) - 100.0%		$287,009,215
Other assets and liabilities, net - (0.0%)		(38,297)
TOTAL NET ASSETS - 100.0%		$286,970,918
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC

128

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Lifestyle Moderate Portfolio (continued)
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 9-30-24.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Managed Volatility Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 96.7%
Equity - 48.2%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price) (B)	4,127,157	$143,666,352
Emerging Markets Equity, Class NAV, JHIT (MIM US) (C)	11,307,605	112,962,970
Equity Income, Series NAV, JHVIT (T. Rowe Price)	13,283,069	203,895,108
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (C)	2,752,857	217,475,693
Mid Cap Growth, Series NAV, JHVIT (Wellington) (B)	3,918,951	39,659,783
Mid Value, Series NAV, JHVIT (T. Rowe Price)	4,952,400	56,457,355
Multifactor Developed International ETF, JHETF (DFA)	2,650,066	93,706,334
Multifactor Emerging Markets ETF, JHETF (DFA)	2,121,056	60,662,202
Multifactor Mid Cap ETF, JHETF (DFA)	1,182,602	71,192,640
Multifactor Small Cap ETF, JHETF (DFA)	1,373,861	55,146,781
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (B)	1,155,869	20,944,339
Small Cap Value, Series NAV, JHVIT (Wellington)	3,213,511	47,624,229
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (C)	47,425,977	952,313,612
		2,075,707,398
Fixed income - 48.5%
Bond, Class NAV, JHSB (MIM US) (C)	38,532,440	535,986,237
Managed Volatility Balanced Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Fixed income (continued)
Core Bond, Series NAV, JHVIT (Allspring Investments)	15,837,113	$186,561,188
Select Bond, Series NAV, JHVIT (MIM US) (C)	110,747,328	1,367,729,497
		2,090,276,922
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $3,984,364,756)		$4,165,984,320
UNAFFILIATED INVESTMENT COMPANIES - 2.0%
Equity - 2.0%
Fidelity 500 Index Fund	421,569	84,621,451
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $57,943,234)		$84,621,451
SHORT-TERM INVESTMENTS - 0.8%
Short-term funds - 0.8%
John Hancock Collateral Trust, 4.8110% (D)(E)	3,462,780	34,636,801
TOTAL SHORT-TERM INVESTMENTS (Cost $34,630,771)		$34,636,801
Total Investments (Managed Volatility Balanced Portfolio) (Cost $4,076,938,761) - 99.5%		$4,285,242,572
Other assets and liabilities, net - 0.5%		23,201,396
TOTAL NET ASSETS - 100.0%		$4,308,443,968
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	Non-income producing.
(C)	The subadvisor is an affiliate of the advisor.
(D)	The rate shown is the annualized seven-day yield as of 9-30-24.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	132	Long	Dec 2024	$18,302,998	$18,424,725	$121,727
Euro STOXX 50 Index Futures	336	Long	Dec 2024	18,193,832	18,813,116	619,284
FTSE 100 Index Futures	52	Long	Dec 2024	5,801,218	5,762,282	(38,936)
Japanese Yen Currency Futures	95	Long	Dec 2024	8,422,999	8,348,719	(74,280)
MSCI Emerging Markets Index Futures	375	Long	Dec 2024	20,619,594	21,988,125	1,368,531
Nikkei 225 Mini Index Futures	32	Long	Dec 2024	8,036,576	8,487,320	450,744
Pound Sterling Currency Futures	69	Long	Dec 2024	5,647,804	5,767,538	119,734
Russell 2000 E-Mini Index Futures	93	Long	Dec 2024	10,259,639	10,458,780	199,141
S&P 500 E-Mini Index Futures	415	Long	Dec 2024	118,083,634	120,645,688	2,562,054
S&P Mid 400 E-Mini Index Futures	62	Long	Dec 2024	19,012,591	19,521,320	508,729
						$5,836,728

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
129

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Managed Volatility Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.3%
Equity - 19.3%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price) (B)	246,268	$8,572,572
Emerging Markets Equity, Class NAV, JHIT (MIM US) (C)	497,723	4,972,253
Equity Income, Series NAV, JHVIT (T. Rowe Price)	907,144	13,924,666
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (C)	148,569	11,736,933
Multifactor Emerging Markets ETF, JHETF (DFA)	72,876	2,084,254
Multifactor Mid Cap ETF, JHETF (DFA)	127,022	7,646,724
Multifactor Small Cap ETF, JHETF (DFA)	150,228	6,030,152
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (C)	2,473,080	49,659,450
		104,627,004
Fixed income - 79.0%
Bond, Class NAV, JHSB (MIM US) (C)	7,934,326	110,366,481
Core Bond, Series NAV, JHVIT (Allspring Investments)	3,250,550	38,291,474
Select Bond, Series NAV, JHVIT (MIM US) (C)	22,768,530	281,191,347
		429,849,302
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $554,613,788)		$534,476,306
UNAFFILIATED INVESTMENT COMPANIES - 0.8%
Equity - 0.8%
Fidelity 500 Index Fund	22,625	4,541,565
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $3,147,188)		$4,541,565
Managed Volatility Conservative Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.6%
Short-term funds - 0.6%
John Hancock Collateral Trust, 4.8110% (D)(E)	340,649	$3,407,380
TOTAL SHORT-TERM INVESTMENTS (Cost $3,406,426)		$3,407,380
Total Investments (Managed Volatility Conservative Portfolio) (Cost $561,167,402) - 99.7%		$542,425,251
Other assets and liabilities, net - 0.3%		1,545,123
TOTAL NET ASSETS - 100.0%		$543,970,374
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	Non-income producing.
(C)	The subadvisor is an affiliate of the advisor.
(D)	The rate shown is the annualized seven-day yield as of 9-30-24.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	5	Long	Dec 2024	$693,293	$697,906	$4,613
Euro STOXX 50 Index Futures	13	Long	Dec 2024	703,928	727,888	23,960
FTSE 100 Index Futures	1	Long	Dec 2024	111,562	110,813	(749)
Japanese Yen Currency Futures	3	Long	Dec 2024	266,019	263,644	(2,375)
MSCI Emerging Markets Index Futures	13	Long	Dec 2024	714,813	762,255	47,442
Nikkei 225 Mini Index Futures	1	Long	Dec 2024	251,143	265,229	14,086
Pound Sterling Currency Futures	2	Long	Dec 2024	163,704	167,175	3,471
Russell 2000 E-Mini Index Futures	4	Long	Dec 2024	441,275	449,840	8,565
S&P 500 E-Mini Index Futures	20	Long	Dec 2024	5,690,779	5,814,250	123,471
S&P Mid 400 E-Mini Index Futures	3	Long	Dec 2024	919,964	944,580	24,616
						$247,100

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Managed Volatility Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 95.9%
Equity - 67.9%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price) (B)	6,690,978	$232,912,955
Emerging Markets Equity, Class NAV, JHIT (MIM US) (C)	23,917,581	238,936,636
Managed Volatility Growth Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Equity (continued)
Equity Income, Series NAV, JHVIT (T. Rowe Price)	21,252,049	$326,218,954
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (C)	4,891,408	386,421,230

130

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Managed Volatility Growth Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Equity (continued)
Mid Cap Growth, Series NAV, JHVIT (Wellington) (B)	9,358,321	$94,706,213
Mid Value, Series NAV, JHVIT (T. Rowe Price)	10,671,422	121,654,214
Multifactor Developed International ETF, JHETF (DFA)	6,293,860	222,550,890
Multifactor Emerging Markets ETF, JHETF (DFA)	4,422,792	126,491,851
Multifactor Mid Cap ETF, JHETF (DFA)	2,169,249	130,588,790
Multifactor Small Cap ETF, JHETF (DFA)	3,034,514	121,805,392
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (B)	2,151,637	38,987,657
Small Cap Value, Series NAV, JHVIT (Wellington)	5,216,534	77,309,030
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (C)	88,456,345	1,776,203,416
		3,894,787,228
Fixed income - 28.0%
Bond, Class NAV, JHSB (MIM US) (C)	29,509,831	410,481,755
Core Bond, Series NAV, JHVIT (Allspring Investments)	12,154,158	143,175,987
Select Bond, Series NAV, JHVIT (MIM US) (C)	85,247,860	1,052,811,077
		1,606,468,819
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,002,574,340)		$5,501,256,047
Managed Volatility Growth Portfolio (continued)
	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES - 2.5%
Equity - 2.5%
Fidelity 500 Index Fund	524,838	$105,350,793
Fidelity International Index Fund	743,254	39,689,754
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $102,409,453)		$145,040,547
SHORT-TERM INVESTMENTS - 0.9%
Short-term funds - 0.9%
John Hancock Collateral Trust, 4.8110% (D)(E)	5,063,426	50,647,425
TOTAL SHORT-TERM INVESTMENTS (Cost $50,639,115)		$50,647,425
Total Investments (Managed Volatility Growth Portfolio) (Cost $5,155,622,908) - 99.3%		$5,696,944,019
Other assets and liabilities, net - 0.7%		39,533,249
TOTAL NET ASSETS - 100.0%		$5,736,477,268
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	Non-income producing.
(C)	The subadvisor is an affiliate of the advisor.
(D)	The rate shown is the annualized seven-day yield as of 9-30-24.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	300	Long	Dec 2024	$41,613,809	$41,874,375	$260,566
Euro STOXX 50 Index Futures	745	Long	Dec 2024	40,340,488	41,713,604	1,373,116
FTSE 100 Index Futures	116	Long	Dec 2024	12,941,179	12,854,322	(86,857)
Japanese Yen Currency Futures	229	Long	Dec 2024	20,288,306	20,124,806	(163,500)
MSCI Emerging Markets Index Futures	851	Long	Dec 2024	46,792,732	49,898,385	3,105,653
Nikkei 225 Mini Index Futures	75	Long	Dec 2024	18,835,724	19,892,155	1,056,431
Pound Sterling Currency Futures	156	Long	Dec 2024	12,768,948	13,039,650	270,702
Russell 2000 E-Mini Index Futures	192	Long	Dec 2024	21,181,190	21,592,320	411,130
S&P 500 E-Mini Index Futures	791	Long	Dec 2024	225,070,251	229,953,588	4,883,337
S&P Mid 400 E-Mini Index Futures	127	Long	Dec 2024	38,945,146	39,987,220	1,042,074
						$12,152,652

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Managed Volatility Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 97.0%
Equity - 38.1%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price) (B)	940,214	$32,728,836
Emerging Markets Equity, Class NAV, JHIT (MIM US) (C)	2,295,214	22,929,193
Equity Income, Series NAV, JHVIT (T. Rowe Price)	3,164,921	48,581,545
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (C)	606,735	47,932,029
Managed Volatility Moderate Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Equity (continued)
Mid Cap Growth, Series NAV, JHVIT (Wellington) (B)	1,016,857	$10,290,594
Mid Value, Series NAV, JHVIT (T. Rowe Price)	1,170,813	13,347,273
Multifactor Developed International ETF, JHETF (DFA)	288,997	10,218,934
Multifactor Emerging Markets ETF, JHETF (DFA)	345,552	9,882,787

131

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Managed Volatility Moderate Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Equity (continued)
Multifactor Mid Cap ETF, JHETF (DFA)	141,000	$8,488,200
Multifactor Small Cap ETF, JHETF (DFA)	174,259	6,994,756
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (B)	256,216	4,642,628
Small Cap Value, Series NAV, JHVIT (Wellington)	653,091	9,678,812
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (C)	10,146,031	203,732,301
		429,447,888
Fixed income - 58.9%
Bond, Class NAV, JHSB (MIM US) (C)	12,225,469	170,056,277
Core Bond, Series NAV, JHVIT (Allspring Investments)	5,029,417	59,246,536
Select Bond, Series NAV, JHVIT (MIM US) (C)	35,187,699	434,568,088
		663,870,901
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,077,592,831)		$1,093,318,789
UNAFFILIATED INVESTMENT COMPANIES - 1.9%
Equity - 1.9%
Fidelity 500 Index Fund	107,174	21,513,101
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $14,747,225)		$21,513,101
Managed Volatility Moderate Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.7%
Short-term funds - 0.7%
John Hancock Collateral Trust, 4.8110% (D)(E)	769,572	$7,697,720
TOTAL SHORT-TERM INVESTMENTS (Cost $7,696,292)		$7,697,720
Total Investments (Managed Volatility Moderate Portfolio) (Cost $1,100,036,348) - 99.6%		$1,122,529,610
Other assets and liabilities, net - 0.4%		4,958,057
TOTAL NET ASSETS - 100.0%		$1,127,487,667
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	Non-income producing.
(C)	The subadvisor is an affiliate of the advisor.
(D)	The rate shown is the annualized seven-day yield as of 9-30-24.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	24	Long	Dec 2024	$3,327,813	$3,349,950	$22,137
Euro STOXX 50 Index Futures	63	Long	Dec 2024	3,411,343	3,527,459	116,116
FTSE 100 Index Futures	9	Long	Dec 2024	1,004,057	997,318	(6,739)
Japanese Yen Currency Futures	17	Long	Dec 2024	1,507,439	1,493,981	(13,458)
MSCI Emerging Markets Index Futures	68	Long	Dec 2024	3,739,020	3,987,180	248,160
Nikkei 225 Mini Index Futures	5	Long	Dec 2024	1,255,715	1,326,144	70,429
Pound Sterling Currency Futures	12	Long	Dec 2024	982,227	1,003,050	20,823
Russell 2000 E-Mini Index Futures	17	Long	Dec 2024	1,875,418	1,911,820	36,402
S&P 500 E-Mini Index Futures	89	Long	Dec 2024	25,323,960	25,873,413	549,453
S&P Mid 400 E-Mini Index Futures	11	Long	Dec 2024	3,373,202	3,463,460	90,258
						$1,133,581

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Mid Cap Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 94.8%
Communication services – 16.1%
Entertainment – 10.1%
Liberty Media Corp.-Liberty Formula One, Series C (A)	234,125	$18,128,299
Live Nation Entertainment, Inc. (A)	167,727	18,364,429
ROBLOX Corp., Class A (A)	135,643	6,003,559
Spotify Technology SA (A)	54,775	20,186,231
		62,682,518
Interactive media and services – 3.7%
Pinterest, Inc., Class A (A)	551,421	17,849,498
Mid Cap Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
Reddit, Inc., Class A (A)	74,218	$4,892,451
		22,741,949
Media – 2.3%
The Trade Desk, Inc., Class A (A)	130,654	14,326,211
		99,750,678

132

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Mid Cap Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary – 12.4%
Broadline retail – 0.5%
Ollie's Bargain Outlet Holdings, Inc. (A)	31,630	$3,074,436
Hotels, restaurants and leisure – 7.1%
DraftKings, Inc., Class A (A)	476,103	18,663,238
Dutch Bros, Inc., Class A (A)	148,512	4,756,839
Royal Caribbean Cruises, Ltd.	48,499	8,601,783
Viking Holdings, Ltd. (A)	172,184	6,007,500
Wingstop, Inc.	14,719	6,124,282
		44,153,642
Specialty retail – 1.1%
O'Reilly Automotive, Inc. (A)	6,162	7,096,159
Textiles, apparel and luxury goods – 3.7%
Deckers Outdoor Corp. (A)	34,518	5,503,895
On Holding AG, Class A (A)	343,339	17,218,451
		22,722,346
		77,046,583
Consumer staples – 2.2%
Consumer staples distribution and retail – 0.9%
U.S. Foods Holding Corp. (A)	86,169	5,299,394
Personal care products – 1.3%
BellRing Brands, Inc. (A)	137,246	8,333,577
		13,632,971
Energy – 4.5%
Oil, gas and consumable fuels – 4.5%
Cheniere Energy, Inc.	67,269	12,097,657
Targa Resources Corp.	106,188	15,716,886
		27,814,543
Financials – 8.8%
Capital markets – 8.8%
Ares Management Corp., Class A	30,773	4,795,664
Evercore, Inc., Class A	52,674	13,344,431
Hamilton Lane, Inc., Class A	38,239	6,439,065
KKR & Company, Inc.	78,790	10,288,398
Tradeweb Markets, Inc., Class A	157,655	19,497,194
		54,364,752
Health care – 16.7%
Biotechnology – 9.0%
Argenx SE, ADR (A)	10,390	5,632,211
Exact Sciences Corp. (A)	246,638	16,800,980
Natera, Inc. (A)	121,771	15,458,828
Neurocrine Biosciences, Inc. (A)	38,870	4,478,601
Sarepta Therapeutics, Inc. (A)	52,738	6,586,449
United Therapeutics Corp. (A)	19,487	6,983,166
		55,940,235
Health care equipment and supplies – 3.6%
Align Technology, Inc. (A)	53,558	13,620,871
DexCom, Inc. (A)	53,436	3,582,349
Glaukos Corp. (A)	40,013	5,212,894
		22,416,114
Health care providers and services – 0.9%
The Ensign Group, Inc.	40,223	5,784,872
Life sciences tools and services – 2.9%
Avantor, Inc. (A)	290,774	7,522,323
Medpace Holdings, Inc. (A)	30,833	10,292,055
		17,814,378
Pharmaceuticals – 0.3%
Structure Therapeutics, Inc., ADR (A)(B)	33,094	1,452,496
		103,408,095
Mid Cap Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials – 11.8%
Aerospace and defense – 3.8%
Axon Enterprise, Inc. (A)	59,415	$23,742,234
Construction and engineering – 2.2%
Fluor Corp. (A)	282,028	13,455,556
Electrical equipment – 2.6%
Vertiv Holdings Company, Class A	159,339	15,852,637
Passenger airlines – 0.5%
Delta Air Lines, Inc.	60,003	3,047,552
Professional services – 1.6%
EXL Service Holdings, Inc. (A)	269,342	10,275,397
Trading companies and distributors – 1.1%
FTAI Aviation, Ltd.	52,805	7,017,785
		73,391,161
Information technology – 20.2%
Electronic equipment, instruments and components – 3.6%
Fabrinet (A)	14,449	3,416,322
Flex, Ltd. (A)	561,147	18,759,144
		22,175,466
IT services – 3.1%
Gartner, Inc. (A)	27,799	14,087,421
GoDaddy, Inc., Class A (A)	31,134	4,881,189
		18,968,610
Semiconductors and semiconductor equipment – 7.3%
Marvell Technology, Inc.	217,342	15,674,705
MKS Instruments, Inc.	45,739	4,972,287
Monolithic Power Systems, Inc.	18,663	17,253,944
Universal Display Corp.	35,933	7,542,337
		45,443,273
Software – 6.2%
Datadog, Inc., Class A (A)	117,631	13,534,623
Guidewire Software, Inc. (A)	61,280	11,210,563
Palantir Technologies, Inc., Class A (A)	208,129	7,742,399
SentinelOne, Inc., Class A (A)	249,582	5,970,001
		38,457,586
		125,044,935
Real estate – 1.1%
Residential REITs – 1.1%
AvalonBay Communities, Inc.	29,490	6,642,623
Utilities – 1.0%
Gas utilities – 0.5%
Atmos Energy Corp.	23,564	3,268,562
Multi-utilities – 0.5%
CenterPoint Energy, Inc.	95,500	2,809,610
		6,078,172
TOTAL COMMON STOCKS (Cost $496,316,779)		$587,174,513
PREFERRED SECURITIES – 0.8%
Information technology – 0.8%
Software – 0.8%
Essence Group Holdings Corp. (A)(C)(D)	1,663,188	3,326,376
Lookout, Inc., Series F (A)(C)(D)	211,003	1,955,998
		5,282,374
TOTAL PREFERRED SECURITIES (Cost $5,070,285)		$5,282,374
EXCHANGE-TRADED FUNDS – 3.1%
iShares Russell Mid-Cap Growth ETF (B)	162,329	19,039,568
TOTAL EXCHANGE-TRADED FUNDS (Cost $18,731,152)		$19,039,568

133

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Mid Cap Growth Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 2.1%
Short-term funds – 1.2%
John Hancock Collateral Trust, 4.8110% (E)(F)	731,652	$7,318,424
Repurchase agreement – 0.9%
Deutsche Bank Tri-Party Repurchase Agreement dated 9-30-24 at 4.860% to be repurchased at $5,800,783 on 10-1-24, collateralized by $5,891,400 U.S. Treasury Notes, 3.625% due 3-31-28 (valued at $5,916,026)	$5,800,000	5,800,000
TOTAL SHORT-TERM INVESTMENTS (Cost $13,118,717)		$13,118,424
Total Investments (Mid Cap Growth Trust) (Cost $533,236,933) – 100.8%		$624,614,879
Other assets and liabilities, net – (0.8%)		(5,040,672)
TOTAL NET ASSETS – 100.0%		$619,574,207
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-24. The value of securities on loan amounted to $7,163,096.
(C)	Restricted security as to resale. For more information on this security refer to the Notes to Portfolio of Investments.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 9-30-24.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Mid Cap Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 95.8%
Communication services – 1.4%
Diversified telecommunication services – 0.4%
Frontier Communications Parent, Inc. (A)	92,919	$3,301,412
Iridium Communications, Inc.	49,727	1,514,187
		4,815,599
Entertainment – 0.4%
TKO Group Holdings, Inc. (A)	27,908	3,452,499
Warner Music Group Corp., Class A	59,481	1,861,755
		5,314,254
Interactive media and services – 0.1%
ZoomInfo Technologies, Inc. (A)	121,214	1,250,928
Media – 0.5%
Nexstar Media Group, Inc.	12,737	2,106,063
The New York Times Company, Class A	68,657	3,822,135
		5,928,198
		17,308,979
Consumer discretionary – 13.8%
Automobile components – 0.8%
Autoliv, Inc.	30,711	2,867,486
Gentex Corp.	96,702	2,871,082
Lear Corp.	23,631	2,579,324
The Goodyear Tire & Rubber Company (A)	119,714	1,059,469
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobile components (continued)
Visteon Corp. (A)	11,596	$1,104,403
		10,481,764
Automobiles – 0.3%
Harley-Davidson, Inc.	49,758	1,917,176
Thor Industries, Inc.	22,346	2,455,602
		4,372,778
Broadline retail – 0.4%
Macy's, Inc.	116,106	1,821,703
Nordstrom, Inc.	40,557	912,127
Ollie's Bargain Outlet Holdings, Inc. (A)	25,710	2,499,012
		5,232,842
Diversified consumer services – 1.2%
Duolingo, Inc. (A)	15,725	4,434,765
Graham Holdings Company, Class B	1,443	1,185,742
Grand Canyon Education, Inc. (A)	12,202	1,730,854
H&R Block, Inc.	58,636	3,726,318
Service Corp. International	61,164	4,827,675
		15,905,354
Hotels, restaurants and leisure – 3.2%
Aramark	110,661	4,285,901
Boyd Gaming Corp.	28,909	1,868,967
Choice Hotels International, Inc. (B)	9,519	1,240,326
Churchill Downs, Inc.	30,839	4,169,741
Hilton Grand Vacations, Inc. (A)	26,860	975,555
Hyatt Hotels Corp., Class A	18,872	2,872,318
Light & Wonder, Inc. (A)	37,268	3,381,326
Marriott Vacations Worldwide Corp.	13,548	995,507
Planet Fitness, Inc., Class A (A)	35,527	2,885,503
Texas Roadhouse, Inc.	28,008	4,946,213
The Wendy's Company	71,712	1,256,394
Travel + Leisure Company	29,303	1,350,282
Vail Resorts, Inc.	15,804	2,754,479
Wingstop, Inc.	12,309	5,121,529
Wyndham Hotels & Resorts, Inc.	33,175	2,592,295
		40,696,336
Household durables – 1.9%
KB Home	30,277	2,594,436
Taylor Morrison Home Corp. (A)	43,787	3,076,475
Tempur Sealy International, Inc.	72,941	3,982,579
Toll Brothers, Inc.	43,118	6,661,300
TopBuild Corp. (A)	12,593	5,122,958
Whirlpool Corp.	23,058	2,467,206
		23,904,954
Leisure products – 0.7%
Brunswick Corp.	27,817	2,331,621
Mattel, Inc. (A)	142,775	2,719,864
Polaris, Inc.	22,012	1,832,279
YETI Holdings, Inc. (A)	35,558	1,458,945
		8,342,709
Specialty retail – 4.1%
Abercrombie & Fitch Company, Class A (A)	21,467	3,003,233
AutoNation, Inc. (A)	11,000	1,968,120
Burlington Stores, Inc. (A)	26,515	6,986,172
Dick's Sporting Goods, Inc.	24,329	5,077,462
Five Below, Inc. (A)	23,132	2,043,712
Floor & Decor Holdings, Inc., Class A (A)	45,014	5,589,388
GameStop Corp., Class A (A)	162,919	3,735,733
Lithia Motors, Inc.	11,232	3,567,732
Murphy USA, Inc.	7,833	3,860,651
Penske Automotive Group, Inc.	7,853	1,275,484

134

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
RH (A)	6,276	$2,098,883
The Gap, Inc.	92,952	2,049,592
Valvoline, Inc. (A)	54,130	2,265,341
Williams-Sonoma, Inc.	54,025	8,369,553
		51,891,056
Textiles, apparel and luxury goods – 1.2%
Capri Holdings, Ltd. (A)	49,477	2,099,804
Carter's, Inc.	15,178	986,266
Columbia Sportswear Company	13,773	1,145,776
Crocs, Inc. (A)	24,945	3,612,285
PVH Corp.	23,463	2,365,774
Skechers USA, Inc., Class A (A)	55,674	3,725,704
Under Armour, Inc., Class A (A)	79,313	706,679
Under Armour, Inc., Class C (A)	54,394	454,734
		15,097,022
		175,924,815
Consumer staples – 4.1%
Beverages – 0.5%
Celsius Holdings, Inc. (A)	65,593	2,056,996
Coca-Cola Consolidated, Inc.	2,476	3,259,406
The Boston Beer Company, Inc., Class A (A)	3,704	1,070,975
		6,387,377
Consumer staples distribution and retail – 2.1%
BJ's Wholesale Club Holdings, Inc. (A)	55,744	4,597,765
Casey's General Stores, Inc.	15,588	5,856,567
Performance Food Group Company (A)	65,458	5,129,943
Sprouts Farmers Market, Inc. (A)	42,059	4,643,734
U.S. Foods Holding Corp. (A)	102,726	6,317,649
		26,545,658
Food products – 1.0%
Darling Ingredients, Inc. (A)	66,798	2,482,214
Flowers Foods, Inc.	82,269	1,897,946
Ingredion, Inc.	27,329	3,755,824
Lancaster Colony Corp.	8,094	1,429,158
Pilgrim's Pride Corp. (A)	16,933	779,765
Post Holdings, Inc. (A)	19,880	2,301,110
		12,646,017
Personal care products – 0.5%
BellRing Brands, Inc. (A)	54,288	3,296,367
Coty, Inc., Class A (A)	153,105	1,437,656
e.l.f. Beauty, Inc. (A)	23,686	2,582,485
		7,316,508
		52,895,560
Energy – 4.8%
Energy equipment and services – 0.7%
ChampionX Corp.	80,019	2,412,573
NOV, Inc.	165,376	2,641,055
Valaris, Ltd. (A)	27,983	1,560,052
Weatherford International PLC	30,730	2,609,592
		9,223,272
Oil, gas and consumable fuels – 4.1%
Antero Midstream Corp.	141,507	2,129,680
Antero Resources Corp. (A)	122,800	3,518,220
Chesapeake Energy Corp. (B)	46,871	3,855,140
Chord Energy Corp.	25,993	3,385,068
Civitas Resources, Inc.	38,007	1,925,815
CNX Resources Corp. (A)	63,523	2,068,944
DT Midstream, Inc.	40,792	3,208,699
HF Sinclair Corp.	68,130	3,036,554
Matador Resources Company	48,759	2,409,670
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Murphy Oil Corp.	59,577	$2,010,128
Ovintiv, Inc.	110,914	4,249,115
PBF Energy, Inc., Class A	41,827	1,294,546
Permian Resources Corp.	266,561	3,627,895
Range Resources Corp.	101,689	3,127,954
Southwestern Energy Company (A)	463,271	3,293,857
Texas Pacific Land Corp.	7,916	7,003,602
Viper Energy, Inc.	38,412	1,732,765
		51,877,652
		61,100,924
Financials – 15.9%
Banks – 5.5%
Associated Banc-Corp.	62,375	1,343,558
Bank OZK	44,324	1,905,489
Cadence Bank	76,629	2,440,634
Columbia Banking System, Inc.	87,992	2,297,471
Commerce Bancshares, Inc.	49,278	2,927,113
Cullen/Frost Bankers, Inc.	26,892	3,008,139
East West Bancorp, Inc.	58,221	4,817,206
First Financial Bankshares, Inc.	54,004	1,998,688
First Horizon Corp.	225,101	3,495,819
FNB Corp.	151,038	2,131,146
Glacier Bancorp, Inc.	47,631	2,176,737
Hancock Whitney Corp.	36,270	1,855,936
Home BancShares, Inc.	78,005	2,113,155
International Bancshares Corp.	22,466	1,343,242
New York Community Bancorp, Inc.	125,192	1,405,906
Old National Bancorp	133,982	2,500,104
Pinnacle Financial Partners, Inc.	32,143	3,149,050
Prosperity Bancshares, Inc.	40,014	2,883,809
SouthState Corp.	32,010	3,110,732
Synovus Financial Corp.	60,475	2,689,323
Texas Capital Bancshares, Inc. (A)	19,405	1,386,681
UMB Financial Corp.	18,633	1,958,515
United Bankshares, Inc.	56,664	2,102,234
Valley National Bancorp	179,674	1,627,846
Webster Financial Corp.	72,007	3,356,246
Western Alliance Bancorp	45,821	3,963,058
Wintrust Financial Corp.	27,933	3,031,568
Zions Bancorp NA	62,040	2,929,529
		69,948,934
Capital markets – 3.2%
Affiliated Managers Group, Inc.	12,523	2,226,589
Evercore, Inc., Class A	14,976	3,794,020
Federated Hermes, Inc.	33,061	1,215,653
Hamilton Lane, Inc., Class A	17,026	2,867,008
Houlihan Lokey, Inc.	22,313	3,525,900
Interactive Brokers Group, Inc., Class A	45,716	6,370,982
Janus Henderson Group PLC	53,519	2,037,468
Jefferies Financial Group, Inc.	68,190	4,197,095
Morningstar, Inc.	11,337	3,617,863
SEI Investments Company	41,467	2,869,102
Stifel Financial Corp.	43,060	4,043,334
The Carlyle Group, Inc.	88,320	3,803,059
		40,568,073
Consumer finance – 0.6%
Ally Financial, Inc.	115,179	4,099,221
FirstCash Holdings, Inc.	16,354	1,877,439
SLM Corp.	91,344	2,089,037
		8,065,697
Financial services – 1.7%
Equitable Holdings, Inc.	134,314	5,645,217
Essent Group, Ltd.	44,630	2,869,263

135

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
Euronet Worldwide, Inc. (A)	17,734	$1,759,745
MGIC Investment Corp.	108,891	2,787,610
The Western Union Company	141,883	1,692,664
Voya Financial, Inc.	41,301	3,271,865
WEX, Inc. (A)	17,257	3,619,311
		21,645,675
Insurance – 4.4%
American Financial Group, Inc.	30,310	4,079,726
Brighthouse Financial, Inc. (A)	25,521	1,149,211
CNO Financial Group, Inc.	44,427	1,559,388
Fidelity National Financial, Inc.	109,123	6,772,173
First American Financial Corp.	43,218	2,852,820
Kemper Corp.	25,439	1,558,139
Kinsale Capital Group, Inc.	9,292	4,326,076
Old Republic International Corp.	99,894	3,538,245
Primerica, Inc.	14,209	3,767,516
Reinsurance Group of America, Inc.	27,664	6,027,156
RenaissanceRe Holdings, Ltd.	21,908	5,967,739
RLI Corp.	17,486	2,709,980
Ryan Specialty Holdings, Inc.	42,971	2,852,845
Selective Insurance Group, Inc.	25,553	2,384,095
The Hanover Insurance Group, Inc.	15,115	2,238,683
Unum Group	71,791	4,267,257
		56,051,049
Mortgage real estate investment trusts – 0.5%
Annaly Capital Management, Inc.	210,452	4,223,772
Starwood Property Trust, Inc.	133,360	2,717,877
		6,941,649
		203,221,077
Health care – 9.5%
Biotechnology – 2.7%
Arrowhead Pharmaceuticals, Inc. (A)	52,218	1,011,463
BioMarin Pharmaceutical, Inc. (A)	79,970	5,621,091
Cytokinetics, Inc. (A)	49,423	2,609,534
Exelixis, Inc. (A)	119,820	3,109,329
Halozyme Therapeutics, Inc. (A)	53,211	3,045,798
Neurocrine Biosciences, Inc. (A)	42,415	4,887,056
Roivant Sciences, Ltd. (A)	183,275	2,114,994
Sarepta Therapeutics, Inc. (A)	40,058	5,002,844
United Therapeutics Corp. (A)	18,688	6,696,845
		34,098,954
Health care equipment and supplies – 1.7%
Dentsply Sirona, Inc.	85,150	2,304,159
Enovis Corp. (A)	23,460	1,009,953
Envista Holdings Corp. (A)	72,225	1,427,166
Globus Medical, Inc., Class A (A)	47,456	3,395,002
Haemonetics Corp. (A)	21,497	1,727,929
Lantheus Holdings, Inc. (A)	29,164	3,200,749
LivaNova PLC (A)	22,808	1,198,332
Masimo Corp. (A)	18,547	2,472,872
Neogen Corp. (A)	82,830	1,392,372
Penumbra, Inc. (A)	16,316	3,170,362
		21,298,896
Health care providers and services – 2.2%
Acadia Healthcare Company, Inc. (A)	39,009	2,473,561
Amedisys, Inc. (A)	13,707	1,322,863
Chemed Corp.	6,322	3,799,332
Encompass Health Corp.	42,267	4,084,683
HealthEquity, Inc. (A)	36,549	2,991,536
Option Care Health, Inc. (A)	71,838	2,248,529
R1 RCM, Inc. (A)	65,603	929,595
Tenet Healthcare Corp. (A)	40,250	6,689,550
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
The Ensign Group, Inc.	24,341	$3,500,723
		28,040,372
Health care technology – 0.2%
Doximity, Inc., Class A (A)	52,575	2,290,693
Life sciences tools and services – 2.4%
Avantor, Inc. (A)	285,566	7,387,592
Azenta, Inc. (A)	20,547	995,297
Bio-Rad Laboratories, Inc., Class A (A)	8,043	2,691,027
Bruker Corp.	46,423	3,205,972
Illumina, Inc. (A)	66,914	8,726,245
Medpace Holdings, Inc. (A)	10,678	3,564,316
Repligen Corp. (A)	21,878	3,255,884
Sotera Health Company (A)	64,240	1,072,808
		30,899,141
Pharmaceuticals – 0.3%
Jazz Pharmaceuticals PLC (A)	25,940	2,889,975
Perrigo Company PLC	57,301	1,503,005
		4,392,980
		121,021,036
Industrials – 21.6%
Aerospace and defense – 1.2%
BWX Technologies, Inc.	38,401	4,174,189
Curtiss-Wright Corp.	16,087	5,287,636
Hexcel Corp.	34,338	2,123,119
Woodward, Inc.	25,060	4,298,041
		15,882,985
Air freight and logistics – 0.2%
GXO Logistics, Inc. (A)	50,182	2,612,977
Building products – 3.6%
AAON, Inc.	28,244	3,045,833
Advanced Drainage Systems, Inc.	29,633	4,657,122
Carlisle Companies, Inc.	19,371	8,712,107
Fortune Brands Innovations, Inc.	52,131	4,667,288
Lennox International, Inc.	13,471	8,140,391
Owens Corning	36,522	6,446,863
Simpson Manufacturing Company, Inc.	17,711	3,387,583
Trex Company, Inc. (A)	45,662	3,040,176
UFP Industries, Inc.	25,589	3,357,533
		45,454,896
Commercial services and supplies – 1.9%
Clean Harbors, Inc. (A)	21,311	5,151,082
MSA Safety, Inc.	16,530	2,931,430
RB Global, Inc.	77,396	6,229,604
Stericycle, Inc. (A)	38,996	2,378,756
Tetra Tech, Inc.	112,357	5,298,756
The Brink's Company	18,540	2,143,966
		24,133,594
Construction and engineering – 2.5%
AECOM	56,315	5,815,650
Comfort Systems USA, Inc.	14,939	5,831,439
EMCOR Group, Inc.	19,598	8,437,527
Fluor Corp. (A)	71,949	3,432,687
MasTec, Inc. (A)	25,850	3,182,135
MDU Resources Group, Inc.	85,643	2,347,475
Valmont Industries, Inc.	8,471	2,456,166
		31,503,079
Electrical equipment – 1.5%
Acuity Brands, Inc.	12,923	3,558,865
EnerSys	16,905	1,725,155
NEXTracker, Inc., Class A (A)	60,251	2,258,207
nVent Electric PLC	69,818	4,905,413

136

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Regal Rexnord Corp.	27,950	$4,636,346
Sensata Technologies Holding PLC	63,410	2,273,883
		19,357,869
Ground transportation – 1.6%
Avis Budget Group, Inc.	7,191	629,860
Knight-Swift Transportation Holdings, Inc.	67,991	3,668,114
Landstar System, Inc.	14,892	2,812,652
Ryder System, Inc.	18,181	2,650,790
Saia, Inc. (A)	11,169	4,883,757
XPO, Inc. (A)	48,891	5,256,271
		19,901,444
Machinery – 4.4%
AGCO Corp.	26,023	2,546,611
Chart Industries, Inc. (A)	17,661	2,192,437
CNH Industrial NV	368,652	4,092,037
Crane Company	20,426	3,233,027
Donaldson Company, Inc.	50,576	3,727,451
Esab Corp.	23,865	2,537,088
Flowserve Corp.	55,183	2,852,409
Graco, Inc.	70,959	6,209,622
ITT, Inc.	34,318	5,130,884
Lincoln Electric Holdings, Inc.	23,806	4,571,228
Oshkosh Corp.	27,339	2,739,641
RBC Bearings, Inc. (A)	12,205	3,653,933
Terex Corp.	28,101	1,486,824
The Middleby Corp. (A)	22,586	3,142,390
The Timken Company	26,809	2,259,731
The Toro Company	43,632	3,784,203
Watts Water Technologies, Inc., Class A	11,509	2,384,550
		56,544,066
Marine transportation – 0.2%
Kirby Corp. (A)	24,321	2,977,620
Passenger airlines – 0.2%
American Airlines Group, Inc. (A)	275,847	3,100,520
Professional services – 2.6%
CACI International, Inc., Class A (A)	9,368	4,726,718
Concentrix Corp.	19,758	1,012,598
EXL Service Holdings, Inc. (A)	67,798	2,586,494
Exponent, Inc.	21,309	2,456,502
FTI Consulting, Inc. (A)	14,820	3,372,439
Genpact, Ltd.	68,856	2,699,844
Insperity, Inc.	14,979	1,318,152
KBR, Inc.	55,887	3,639,920
ManpowerGroup, Inc.	19,930	1,465,254
Maximus, Inc.	25,277	2,354,805
Parsons Corp. (A)	19,625	2,034,720
Paylocity Holding Corp. (A)	18,206	3,003,444
Science Applications International Corp.	21,520	2,997,090
		33,667,980
Trading companies and distributors – 1.7%
Applied Industrial Technologies, Inc.	16,113	3,595,294
Core & Main, Inc., Class A (A)	81,035	3,597,954
GATX Corp.	14,954	1,980,657
MSC Industrial Direct Company, Inc., Class A	18,859	1,623,006
Watsco, Inc.	14,613	7,187,842
WESCO International, Inc.	18,791	3,156,512
		21,141,265
		276,278,295
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology – 8.8%
Communications equipment – 0.5%
Ciena Corp. (A)	60,363	$3,717,757
Lumentum Holdings, Inc. (A)	28,521	1,807,661
		5,525,418
Electronic equipment, instruments and components – 2.6%
Arrow Electronics, Inc. (A)	22,239	2,954,006
Avnet, Inc.	37,011	2,010,067
Belden, Inc.	17,140	2,007,608
Cognex Corp.	72,039	2,917,580
Coherent Corp. (A)	64,393	5,725,182
Crane NXT Company	20,637	1,157,736
Fabrinet (A)	15,183	3,589,869
IPG Photonics Corp. (A)	11,518	856,018
Littelfuse, Inc.	10,412	2,761,783
Novanta, Inc. (A)	15,081	2,698,293
TD SYNNEX Corp.	31,949	3,836,436
Vishay Intertechnology, Inc.	47,654	901,137
Vontier Corp.	64,561	2,178,288
		33,594,003
IT services – 0.3%
ASGN, Inc. (A)	18,818	1,754,402
Kyndryl Holdings, Inc. (A)	97,118	2,231,772
		3,986,174
Semiconductors and semiconductor equipment – 2.3%
Allegro MicroSystems, Inc. (A)	65,289	1,521,234
Amkor Technology, Inc.	47,608	1,456,805
Cirrus Logic, Inc. (A)	22,435	2,786,651
Lattice Semiconductor Corp. (A)	57,871	3,071,214
MACOM Technology Solutions Holdings, Inc. (A)	24,259	2,699,056
MKS Instruments, Inc.	28,264	3,072,579
Onto Innovation, Inc. (A)	20,744	4,305,625
Power Integrations, Inc.	23,871	1,530,609
Rambus, Inc. (A)	45,231	1,909,653
Silicon Laboratories, Inc. (A)	13,563	1,567,476
Synaptics, Inc. (A)	16,591	1,287,130
Universal Display Corp.	18,536	3,890,706
		29,098,738
Software – 2.6%
Altair Engineering, Inc., Class A (A)	24,963	2,384,216
Appfolio, Inc., Class A (A)	9,664	2,274,906
Aspen Technology, Inc. (A)	11,159	2,664,992
Blackbaud, Inc. (A)	16,766	1,419,745
CommVault Systems, Inc. (A)	18,362	2,824,994
Dolby Laboratories, Inc., Class A	25,067	1,918,378
Dropbox, Inc., Class A (A)	99,657	2,534,278
Dynatrace, Inc. (A)	125,135	6,690,968
Manhattan Associates, Inc. (A)	25,726	7,238,782
Qualys, Inc. (A)	15,462	1,986,249
Teradata Corp. (A)	40,367	1,224,735
		33,162,243
Technology hardware, storage and peripherals – 0.5%
Pure Storage, Inc., Class A (A)	129,783	6,520,298
		111,886,874
Materials – 6.2%
Chemicals – 2.1%
Arcadium Lithium PLC (A)	451,721	1,287,405
Ashland, Inc.	20,512	1,783,929
Avient Corp.	38,356	1,930,074
Axalta Coating Systems, Ltd. (A)	92,119	3,333,787
Cabot Corp.	23,029	2,573,951
NewMarket Corp.	3,224	1,779,293

137

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Olin Corp.	49,356	$2,368,101
RPM International, Inc.	54,101	6,546,221
The Chemours Company	62,701	1,274,084
The Scotts Miracle-Gro Company	17,901	1,552,017
Westlake Corp.	14,043	2,110,522
		26,539,384
Construction materials – 0.5%
Eagle Materials, Inc.	14,122	4,062,193
Knife River Corp. (A)	23,780	2,125,694
		6,187,887
Containers and packaging – 1.6%
AptarGroup, Inc.	27,886	4,467,058
Berry Global Group, Inc.	48,138	3,272,421
Crown Holdings, Inc.	50,068	4,800,520
Graphic Packaging Holding Company	126,062	3,730,175
Greif, Inc., Class A	10,841	679,297
Silgan Holdings, Inc.	34,088	1,789,620
Sonoco Products Company	41,273	2,254,744
		20,993,835
Metals and mining – 1.8%
Alcoa Corp.	108,515	4,186,509
Cleveland-Cliffs, Inc. (A)	196,600	2,510,582
Commercial Metals Company	48,302	2,654,678
Reliance, Inc.	23,109	6,683,354
Royal Gold, Inc.	27,614	3,874,244
U.S. Steel Corp.	93,978	3,320,243
		23,229,610
Paper and forest products – 0.2%
Louisiana-Pacific Corp.	26,272	2,823,189
		79,773,905
Real estate – 7.2%
Diversified REITs – 0.5%
WP Carey, Inc.	91,926	5,726,990
Health care REITs – 0.7%
Healthcare Realty Trust, Inc.	152,490	2,767,694
Omega Healthcare Investors, Inc.	108,305	4,408,014
Sabra Health Care REIT, Inc.	98,402	1,831,261
		9,006,969
Hotel and resort REITs – 0.1%
Park Hotels & Resorts, Inc.	87,755	1,237,346
Industrial REITs – 1.2%
EastGroup Properties, Inc.	20,435	3,817,667
First Industrial Realty Trust, Inc.	55,590	3,111,928
Rexford Industrial Realty, Inc.	92,014	4,629,224
STAG Industrial, Inc.	76,495	2,990,190
		14,549,009
Office REITs – 0.6%
COPT Defense Properties	47,222	1,432,243
Cousins Properties, Inc.	63,906	1,883,949
Kilroy Realty Corp.	44,377	1,717,390
Vornado Realty Trust	69,611	2,742,673
		7,776,255
Real estate management and development – 0.4%
Jones Lang LaSalle, Inc. (A)	19,937	5,379,202
Residential REITs – 1.0%
American Homes 4 Rent, Class A	132,166	5,073,853
Equity LifeStyle Properties, Inc.	78,347	5,589,275
Independence Realty Trust, Inc.	94,392	1,935,036
		12,598,164
Retail REITs – 1.0%
Agree Realty Corp.	42,172	3,176,817
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail REITs (continued)
Brixmor Property Group, Inc.	126,580	$3,526,519
Kite Realty Group Trust	92,265	2,450,558
NNN REIT, Inc.	77,146	3,740,810
		12,894,704
Specialized REITs – 1.7%
CubeSmart	94,595	5,092,049
EPR Properties	31,806	1,559,766
Gaming and Leisure Properties, Inc.	115,257	5,929,973
Lamar Advertising Company, Class A	36,915	4,931,844
National Storage Affiliates Trust	29,349	1,414,622
PotlatchDeltic Corp.	30,164	1,358,888
Rayonier, Inc.	56,321	1,812,410
		22,099,552
		91,268,191
Utilities – 2.5%
Electric utilities – 0.9%
ALLETE, Inc.	24,260	1,557,249
IDACORP, Inc.	22,369	2,306,020
OGE Energy Corp.	84,374	3,461,021
Portland General Electric Company	43,293	2,073,735
TXNM Energy, Inc.	37,998	1,663,172
		11,061,197
Gas utilities – 0.9%
National Fuel Gas Company	38,374	2,325,848
New Jersey Resources Corp.	41,655	1,966,116
ONE Gas, Inc.	23,797	1,770,973
Southwest Gas Holdings, Inc.	25,288	1,865,243
Spire, Inc.	24,257	1,632,254
UGI Corp.	90,180	2,256,304
		11,816,738
Independent power and renewable electricity producers – 0.1%
Ormat Technologies, Inc.	22,600	1,738,844
Multi-utilities – 0.3%
Black Hills Corp.	29,298	1,790,694
Northwestern Energy Group, Inc.	25,749	1,473,358
		3,264,052
Water utilities – 0.3%
Essential Utilities, Inc.	105,760	4,079,163
		31,959,994
TOTAL COMMON STOCKS (Cost $895,703,264)		$1,222,639,650
SHORT-TERM INVESTMENTS – 4.6%
Short-term funds – 4.6%
John Hancock Collateral Trust, 4.8110% (C)(D)	5,930,751	59,322,929
TOTAL SHORT-TERM INVESTMENTS (Cost $59,309,704)		$59,322,929
Total Investments (Mid Cap Index Trust) (Cost $955,012,968) – 100.4%		$1,281,962,579
Other assets and liabilities, net – (0.4%)		(5,436,067)
TOTAL NET ASSETS – 100.0%		$1,276,526,512
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-24. The value of securities on loan amounted to $4,196,828.
(C)	The rate shown is the annualized seven-day yield as of 9-30-24.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $4,294,512.

138

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P Mid 400 E-Mini Index Futures	180	Long	Dec 2024	$54,337,213	$56,674,800	$2,337,587
						$2,337,587

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Mid Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 95.6%
Communication services – 1.0%
Media – 1.0%
News Corp., Class A	185,716	$4,945,617
News Corp., Class B	50,730	1,417,904
		6,363,521
Consumer discretionary – 8.7%
Diversified consumer services – 0.7%
Bright Horizons Family Solutions, Inc. (A)	33,613	4,710,190
Hotels, restaurants and leisure – 2.5%
Aramark	114,700	4,442,331
Compass Group PLC	145,967	4,679,656
Norwegian Cruise Line Holdings, Ltd. (A)	348,500	7,147,735
		16,269,722
Household durables – 0.4%
PulteGroup, Inc.	19,500	2,798,835
Specialty retail – 2.7%
Advance Auto Parts, Inc.	118,112	4,605,187
Bath & Body Works, Inc.	164,720	5,257,862
Burlington Stores, Inc. (A)	17,925	4,722,879
Ulta Beauty, Inc. (A)	8,200	3,190,784
		17,776,712
Textiles, apparel and luxury goods – 2.4%
Puma SE	133,514	5,583,025
Ralph Lauren Corp.	21,107	4,092,014
VF Corp.	284,122	5,668,234
		15,343,273
		56,898,732
Consumer staples – 5.0%
Beverages – 0.6%
Constellation Brands, Inc., Class A	13,954	3,595,806
Food products – 2.3%
Flowers Foods, Inc.	197,495	4,556,210
Lamb Weston Holdings, Inc.	55,600	3,599,544
Tyson Foods, Inc., Class A	118,847	7,078,527
		15,234,281
Personal care products – 2.1%
Kenvue, Inc.	581,671	13,454,050
		32,284,137
Energy – 5.1%
Energy equipment and services – 1.9%
Baker Hughes Company	149,941	5,420,367
TechnipFMC PLC	173,065	4,539,495
Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Tidewater, Inc. (A)	35,572	$2,553,714
		12,513,576
Oil, gas and consumable fuels – 3.2%
Chesapeake Energy Corp.	91,800	7,550,550
Kinder Morgan, Inc.	211,200	4,665,408
Suncor Energy, Inc.	137,782	5,086,911
Viper Energy, Inc.	74,200	3,347,162
		20,650,031
		33,163,607
Financials – 16.7%
Banks – 4.4%
Fifth Third Bancorp	186,758	8,000,713
KeyCorp	192,600	3,226,050
Popular, Inc.	71,681	7,187,454
Webster Financial Corp.	92,117	4,293,573
Western Alliance Bancorp	67,262	5,817,490
		28,525,280
Capital markets – 2.1%
Main Street Capital Corp. (B)	81,563	4,089,569
Morningstar, Inc.	14,881	4,748,825
Open Lending Corp. (A)	276,229	1,690,521
StepStone Group, Inc., Class A	45,823	2,604,121
TPG, Inc.	11,200	644,672
		13,777,708
Consumer finance – 0.5%
OneMain Holdings, Inc.	68,755	3,236,298
Financial services – 5.6%
Apollo Global Management, Inc.	29,921	3,737,432
Corebridge Financial, Inc.	182,181	5,312,398
Corpay, Inc. (A)	34,563	10,809,924
Global Payments, Inc.	57,267	5,865,286
The Western Union Company	563,800	6,726,134
Voya Financial, Inc.	52,800	4,182,816
		36,633,990
Insurance – 3.4%
Assurant, Inc.	19,798	3,937,030
Horace Mann Educators Corp.	20,600	719,970
RenaissanceRe Holdings, Ltd.	26,864	7,317,754
The Allstate Corp.	28,852	5,471,782
The Hanover Insurance Group, Inc.	29,991	4,441,967
		21,888,503
Mortgage real estate investment trusts – 0.7%
Annaly Capital Management, Inc.	222,600	4,467,582
		108,529,361
Health care – 8.5%
Biotechnology – 1.0%
Alkermes PLC (A)	232,858	6,517,695

139

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Exact Sciences Corp. (A)	4,900	$333,788
		6,851,483
Health care equipment and supplies – 4.0%
Baxter International, Inc.	205,873	7,816,998
Dentsply Sirona, Inc.	245,665	6,647,695
Zimmer Biomet Holdings, Inc.	108,855	11,750,897
		26,215,590
Health care providers and services – 2.7%
Concentra Group Holdings Parent, Inc. (A)(B)	76,173	1,703,228
Humana, Inc.	7,300	2,312,202
Select Medical Holdings Corp.	388,761	13,556,096
		17,571,526
Pharmaceuticals – 0.8%
Elanco Animal Health, Inc. (A)	52,977	778,232
Viatris, Inc.	359,417	4,172,831
		4,951,063
		55,589,662
Industrials – 17.5%
Aerospace and defense – 2.8%
Huntington Ingalls Industries, Inc.	13,404	3,543,750
L3Harris Technologies, Inc.	40,129	9,545,485
Textron, Inc.	54,469	4,824,864
		17,914,099
Building products – 0.4%
Carrier Global Corp.	30,800	2,479,092
Construction and engineering – 1.4%
API Group Corp. (A)	180,358	5,955,421
WillScot Holdings Corp. (A)	87,700	3,297,520
		9,252,941
Electrical equipment – 1.1%
AMETEK, Inc.	4,100	704,011
GE Vernova, Inc. (A)	7,900	2,014,342
Sensata Technologies Holding PLC	121,900	4,371,334
		7,089,687
Ground transportation – 2.8%
Norfolk Southern Corp.	34,156	8,487,766
Saia, Inc. (A)	21,700	9,488,542
		17,976,308
Machinery – 5.7%
AGCO Corp.	44,800	4,384,128
Esab Corp.	55,147	5,862,678
Fortive Corp.	42,900	3,386,097
RBC Bearings, Inc. (A)	7,300	2,185,474
Stanley Black & Decker, Inc.	102,882	11,330,395
The Middleby Corp. (A)	29,725	4,135,639
The Toro Company	70,500	6,114,465
		37,398,876
Passenger airlines – 1.2%
Southwest Airlines Company	262,872	7,788,897
Professional services – 1.9%
Clarivate PLC (A)(B)	426,400	3,027,440
SS&C Technologies Holdings, Inc.	78,635	5,835,503
Verra Mobility Corp. (A)	129,188	3,592,718
		12,455,661
Trading companies and distributors – 0.2%
SiteOne Landscape Supply, Inc. (A)	9,200	1,388,372
		113,743,933
Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology – 12.2%
Electronic equipment, instruments and components – 5.8%
Corning, Inc.	438,845	$19,813,853
Keysight Technologies, Inc. (A)	27,900	4,434,147
TE Connectivity PLC	51,138	7,721,327
Zebra Technologies Corp., Class A (A)	15,643	5,792,916
		37,762,243
IT services – 0.8%
GoDaddy, Inc., Class A (A)	31,500	4,938,570
Semiconductors and semiconductor equipment – 1.4%
MKS Instruments, Inc.	70,385	7,651,553
Wolfspeed, Inc. (A)(B)	189,354	1,836,734
		9,488,287
Software – 2.5%
DocuSign, Inc. (A)	139,399	8,655,284
Fortinet, Inc. (A)	98,084	7,606,414
		16,261,698
Technology hardware, storage and peripherals – 1.7%
Western Digital Corp. (A)	164,363	11,224,349
		79,675,147
Materials – 6.4%
Chemicals – 1.8%
DuPont de Nemours, Inc.	59,800	5,328,778
FMC Corp.	92,845	6,122,199
		11,450,977
Construction materials – 1.3%
Summit Materials, Inc., Class A (A)	216,166	8,436,959
Containers and packaging – 2.0%
Ball Corp.	48,113	3,267,354
DS Smith PLC	875,491	5,414,020
International Paper Company	94,100	4,596,785
		13,278,159
Metals and mining – 1.3%
Franco-Nevada Corp.	41,666	5,175,093
Freeport-McMoRan, Inc.	60,577	3,024,004
		8,199,097
		41,365,192
Real estate – 8.2%
Industrial REITs – 1.4%
Lineage, Inc.	21,082	1,652,407
Rexford Industrial Realty, Inc.	150,680	7,580,711
		9,233,118
Office REITs – 1.0%
Douglas Emmett, Inc.	83,623	1,469,256
Vornado Realty Trust	128,733	5,072,080
		6,541,336
Residential REITs – 2.7%
Apartment Investment and Management Company, Class A (A)	423,446	3,827,952
Equity Residential	92,667	6,899,985
Sun Communities, Inc.	50,900	6,879,135
		17,607,072
Retail REITs – 1.0%
Regency Centers Corp.	91,826	6,632,592
Specialized REITs – 2.1%
Rayonier, Inc.	168,503	5,422,427
Weyerhaeuser Company	233,089	7,892,394
		13,314,821
		53,328,939

140

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities – 6.3%
Electric utilities – 3.4%
Constellation Energy Corp.	14,587	$3,792,912
FirstEnergy Corp.	216,502	9,601,864
PG&E Corp.	449,455	8,885,725
		22,280,501
Multi-utilities – 2.9%
Ameren Corp.	90,300	7,897,638
CenterPoint Energy, Inc.	165,729	4,875,747
Dominion Energy, Inc.	109,075	6,303,444
		19,076,829
		41,357,330
TOTAL COMMON STOCKS (Cost $516,112,776)		$622,299,561
CONVERTIBLE BONDS - 0.3%
Information technology - 0.3%
Wolfspeed, Inc.
0.250%, 02/15/2028	$978,000	384,354
1.875%, 12/01/2029	3,436,000	1,278,192
		1,662,546
TOTAL CONVERTIBLE BONDS (Cost $2,567,187)		$1,662,546
SHORT-TERM INVESTMENTS – 4.8%
Short-term funds – 4.8%
John Hancock Collateral Trust, 4.8110% (C)(D)	745,988	7,461,824
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.9290% (C)	2,057,461	2,057,461
T. Rowe Price Government Reserve Fund, 4.9313% (C)	21,851,634	21,851,634
TOTAL SHORT-TERM INVESTMENTS (Cost $31,370,537)		$31,370,919
Total Investments (Mid Value Trust) (Cost $550,050,500) – 100.7%		$655,333,026
Other assets and liabilities, net – (0.7%)		(4,325,050)
TOTAL NET ASSETS – 100.0%		$651,007,976
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-24. The value of securities on loan amounted to $7,280,183.
(C)	The rate shown is the annualized seven-day yield as of 9-30-24.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Opportunistic Fixed Income Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 36.1%
U.S. Government - 18.3%
U.S. Treasury Bonds
4.250%, 02/15/2054	$975,000	$993,586
4.250%, 08/15/2054 (A)	84,200	85,976
4.750%, 11/15/2053	1,540,000	1,701,038
U.S. Treasury Inflation Protected Securities
0.375%, 01/15/2027	2,565,078	2,492,066
0.750%, 02/15/2042	2,923,116	2,435,614
1.125%, 01/15/2033	2,703,104	2,607,927
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Inflation Protected Securities (continued)
1.375%, 07/15/2033		$4,732,829	$4,664,968
1.625%, 10/15/2027 (B)		3,195,928	3,216,837
2.125%, 02/15/2054		543,165	564,720
2.375%, 10/15/2028 (B)		7,886,438	8,190,366
U.S. Treasury Notes 3.875%, 08/15/2034		85,400	86,000
			27,039,098
U.S. Government Agency - 17.8%
Federal Home Loan Mortgage Corp. 5.500%, 10/01/2053 to 01/01/2054		572,963	579,845
Federal National Mortgage Association
2.000%, TBA (A)		901,000	743,853
2.500%, TBA (A)		2,290,000	1,973,587
3.000%, TBA (A)		1,984,000	1,780,640
4.000%, TBA (A)		4,902,000	4,706,647
4.500%, TBA (A)		2,372,000	2,339,222
5.000%, TBA (A)		3,103,000	3,100,321
5.500%, TBA (A)		2,742,000	2,774,026
5.500%, 08/01/2054		149,702	151,462
6.000%, TBA (A)		1,483,000	1,515,499
6.000%, 07/01/2038 to 11/01/2053		579,282	594,643
6.500%, TBA (A)		2,445,000	2,521,214
Government National Mortgage Association
3.000%, TBA (A)		275,000	250,792
3.500%, TBA (A)		275,000	258,495
4.000%, 11/20/2052 to 05/20/2053		1,209,079	1,169,679
4.500%, TBA (A)		840,000	829,302
5.000%, TBA (A)		525,000	525,968
6.000%, 10/20/2054 (A)		575,000	585,265
			26,400,460
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $52,712,826)			$53,439,558
FOREIGN GOVERNMENT OBLIGATIONS - 43.8%
Australia - 3.6%
Commonwealth of Australia
1.750%, 06/21/2051	AUD	6,575,000	2,567,870
2.750%, 05/21/2041		1,690,000	947,394
Commonwealth of Australia, Inflation-Linked Bond
1.223%, 02/21/2050		660,000	447,708
3.616%, 09/20/2030		1,350,000	1,437,550
			5,400,522
Brazil - 6.5%
Federative Republic of Brazil
6.000%, 05/15/2035	BRL	2,341,000	1,841,362
10.000%, 01/01/2027 to 01/01/2035		41,171,000	7,198,519
12.122%, 07/01/2027 (C)		1,095,000	146,088
12.134%, 07/01/2026 (C)		1,559,000	233,534
12.203%, 01/01/2028 (C)		1,146,000	143,867
			9,563,370
Canada - 1.4%
Province of Ontario 2.000%, 12/01/2036	CAD	2,933,552	2,089,460
Chile - 0.3%
Republic of Chile
4.700%, 09/01/2030 (D)	CLP	120,000,000	130,848
5.000%, 03/01/2035		50,000,000	55,982
6.000%, 04/01/2033 (D)		75,000,000	90,445
6.000%, 01/01/2043		15,000,000	19,056

141

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Chile (continued)
Republic of Chile (continued)
6.200%, 10/01/2040 (D)	CLP	45,000,000	$58,258
7.000%, 05/01/2034 (D)		55,000,000	72,200
			426,789
Colombia - 2.6%
Republic of Colombia
3.000%, 03/25/2033	COP	1,680,005,247	345,819
3.750%, 02/25/2037		6,590,356,154	1,381,671
3.875%, 02/15/2061		$645,000	373,857
4.125%, 02/22/2042		840,000	578,064
7.000%, 03/26/2031	COP	739,400,000	154,915
7.250%, 10/18/2034		1,041,600,000	204,481
7.750%, 09/18/2030		528,900,000	116,860
9.250%, 05/28/2042		2,721,200,000	568,615
13.250%, 02/09/2033		393,900,000	110,918
			3,835,200
Czech Republic - 0.8%
Czech Republic
0.050%, 11/29/2029	CZK	1,550,000	57,753
0.950%, 05/15/2030		4,610,000	177,854
1.200%, 03/13/2031		6,810,000	261,362
1.500%, 04/24/2040		980,000	30,855
1.750%, 06/23/2032 to 06/23/2032		4,740,000	183,889
1.950%, 07/30/2037		460,000	16,274
2.000%, 10/13/2033		1,550,000	59,579
3.500%, 05/30/2035		1,630,000	70,138
4.500%, 11/11/2032		1,970,000	92,314
4.900%, 04/14/2034		6,110,000	293,968
5.000%, 09/30/2030		40,000	1,913
			1,245,899
France - 0.7%
Government of France
1.800%, 07/25/2040 (D)	EUR	432,117	529,309
3.250%, 05/25/2055 (D)		520,000	546,012
			1,075,321
Gabon - 0.1%
Republic of Gabon 6.625%, 02/06/2031		$200,000	154,860
Ghana - 0.1%
Republic of Ghana 10.750%, 10/14/2030		250,000	171,600
Greece - 0.7%
Republic of Greece, GDP-Linked Note 4.404%, 10/15/2042 (E)*	EUR	409,185,000	1,043,058
Hungary - 0.9%
Republic of Hungary
1.000%, 11/26/2025	HUF	11,030,000	29,422
1.625%, 04/28/2032	EUR	520,000	492,153
2.000%, 05/23/2029	HUF	66,240,000	158,138
2.250%, 04/20/2033 to 06/22/2034		107,100,000	222,877
3.000%, 10/27/2038		25,520,000	49,606
3.250%, 10/22/2031		68,160,000	162,431
4.500%, 03/23/2028		19,240,000	51,907
4.750%, 11/24/2032		32,100,000	82,521
6.750%, 10/22/2028		19,940,000	57,984
7.000%, 10/24/2035		31,500,000	93,715
			1,400,754
Iceland - 2.2%
Republic of Iceland
5.000%, 11/15/2028	ISK	433,770,000	2,953,512
6.500%, 01/24/2031		46,170,000	335,731
			3,289,243
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Indonesia - 1.1%
Republic of Indonesia
6.375%, 08/15/2028 to 04/15/2032	IDR	5,259,000,000	$347,417
6.500%, 02/15/2031		742,000,000	49,198
6.625%, 05/15/2033 to 02/15/2034		3,482,000,000	232,823
7.000%, 05/15/2027 to 02/15/2033		3,452,000,000	234,317
7.125%, 06/15/2038 to 06/15/2043		4,932,000,000	337,978
7.500%, 08/15/2032 to 05/15/2038		5,095,000,000	357,145
8.375%, 03/15/2034		104,000,000	7,761
			1,566,639
Israel - 0.5%
State of Israel 2.800%, 11/29/2052	ILS	3,960,000	687,176
Japan - 2.8%
Government of Japan
0.005%, 03/10/2034	JPY	204,172,661	1,469,335
1.800%, 03/20/2054		258,050,000	1,678,590
2.200%, 06/20/2054		136,450,000	970,196
			4,118,121
Malaysia - 1.1%
Government of Malaysia
2.632%, 04/15/2031	MYR	1,190,000	270,788
3.502%, 05/31/2027		305,000	74,235
3.582%, 07/15/2032		1,455,000	348,992
3.757%, 05/22/2040		270,000	63,952
3.882%, 03/14/2025		65,000	15,812
3.885%, 08/15/2029		820,000	202,098
3.906%, 07/15/2026		778,000	190,694
3.955%, 09/15/2025		245,000	59,830
4.254%, 05/31/2035		240,000	60,496
4.457%, 03/31/2053		159,000	40,127
4.642%, 11/07/2033		269,000	69,581
4.696%, 10/15/2042		450,000	118,517
4.893%, 06/08/2038		450,000	120,423
			1,635,545
Mexico - 2.3%
Government of Mexico
1.450%, 10/25/2033	EUR	145,000	125,782
4.000%, 08/24/2034	MXN	19,459,437	923,733
4.490%, 05/25/2032	EUR	115,000	129,328
5.625%, 03/19/2114	GBP	100,000	99,301
7.500%, 05/26/2033	MXN	18,552,400	841,849
7.750%, 11/23/2034 to 11/13/2042		8,173,600	358,100
8.000%, 05/24/2035 to 07/31/2053		4,228,300	184,052
8.500%, 03/01/2029 to 11/18/2038		6,983,900	342,878
9.599%, 08/06/2026 (C)		4,933,030	210,975
10.000%, 11/20/2036		3,665,800	194,466
			3,410,464
Mongolia - 0.1%
Republic of Mongolia 7.875%, 06/05/2029		$200,000	211,300
New Zealand - 4.1%
Government of New Zealand
1.500%, 05/15/2031	NZD	690,000	374,342
2.750%, 05/15/2051		1,475,000	643,689
Government of New Zealand, Inflation-Linked Bond
3.225%, 09/20/2040		2,455,000	1,948,634
3.259%, 09/20/2035		2,315,000	1,917,518
3.972%, 09/20/2030		1,280,000	1,125,315
			6,009,498
North Macedonia - 0.4%
Republic of North Macedonia
1.625%, 03/10/2028	EUR	470,000	468,364

142

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
North Macedonia (continued)
Republic of North Macedonia (continued)
2.750%, 01/18/2025	EUR	150,000	$165,996
			634,360
Norway - 4.0%
Kingdom of Norway
1.250%, 09/17/2031 (D)	NOK	27,765,000	2,307,061
1.750%, 09/06/2029 (D)		18,155,000	1,604,133
3.625%, 04/13/2034 (D)		20,335,000	1,970,360
			5,881,554
Peru - 0.6%
Republic of Peru
5.400%, 08/12/2034	PEN	203,000	51,409
6.150%, 08/12/2032		826,000	225,995
6.900%, 08/12/2037		120,000	33,315
6.950%, 08/12/2031		1,022,000	294,863
7.300%, 08/12/2033 (D)		328,000	95,661
7.600%, 08/12/2039 (D)		378,000	110,896
			812,139
Poland - 0.6%
Republic of Poland
1.750%, 04/25/2032	PLN	940,000	193,951
3.750%, 05/25/2027		680,000	172,308
5.000%, 10/25/2034		152,000	38,721
6.000%, 10/25/2033		562,000	154,412
7.500%, 07/25/2028		1,155,000	327,810
			887,202
Romania - 0.9%
Republic of Romania
2.625%, 12/02/2040	EUR	170,000	126,485
3.650%, 09/24/2031	RON	895,000	170,196
4.750%, 10/11/2034		130,000	25,131
4.850%, 07/25/2029		335,000	70,004
5.000%, 02/12/2029		740,000	156,498
5.800%, 07/26/2027		540,000	119,251
6.700%, 02/25/2032		755,000	169,575
8.000%, 04/29/2030		1,020,000	243,314
8.250%, 09/29/2032		340,000	83,425
8.750%, 10/30/2028		595,000	144,204
			1,308,083
Serbia - 0.1%
Republic of Serbia 1.650%, 03/03/2033	EUR	100,000	87,533
South Africa - 1.4%
Republic of South Africa
6.250%, 03/31/2036	ZAR	1,540,000	65,698
7.000%, 02/28/2031 to 02/28/2031		6,130,000	317,653
8.000%, 01/31/2030		1,614,000	90,108
8.250%, 03/31/2032		6,504,000	352,621
8.500%, 01/31/2037		10,236,000	514,836
8.750%, 01/31/2044		3,833,000	185,814
8.875%, 02/28/2035		3,993,000	213,889
9.000%, 01/31/2040		6,424,000	325,336
11.625%, 03/31/2053		627,000	39,278
			2,105,233
Sweden - 1.2%
Kingdom of Sweden, Inflation-Linked Bond 0.167%, 06/01/2032	SEK	14,150,000	1,816,774
Thailand - 1.0%
Kingdom of Thailand
1.000%, 06/17/2027	THB	3,323,000	100,163
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Thailand (continued)
Kingdom of Thailand (continued)
1.585%, 12/17/2035	THB	4,765,000	$134,529
2.000%, 12/17/2031 to 06/17/2042		10,810,000	327,419
2.800%, 06/17/2034		1,260,000	40,269
2.875%, 12/17/2028 to 06/17/2046		8,465,000	268,411
3.350%, 06/17/2033		11,107,000	369,274
3.450%, 06/17/2043		4,970,000	167,257
			1,407,322
Turkey - 0.6%
Republic of Turkey 26.200%, 10/05/2033	TRY	31,283,840	901,077
United Arab Emirates - 0.1%
Finance Department Government of Sharjah 4.625%, 01/17/2031 (D)	EUR	160,000	178,188
United Kingdom - 0.9%
United Kingdom of Great Britain, Inflation-Linked GILT
0.125%, 03/22/2051 to 03/22/2073	GBP	596,339	557,359
0.250%, 03/22/2052		272,150	271,347
1.250%, 11/22/2054		440,122	570,309
			1,399,015
Uruguay - 0.1%
Republic of Uruguay 9.750%, 07/20/2033	UYU	6,678,000	157,581
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $69,138,061)			$64,910,880
CORPORATE BONDS - 16.1%
Australia - 0.1%
Mineral Resources, Ltd. 8.500%, 05/01/2030 (D)		$150,000	156,275
Brazil - 0.1%
CSN Resources SA 8.875%, 12/05/2030		200,000	202,790
Canada - 0.5%
AltaGas, Ltd. 7.200%, (7.200% to 10-15-34, then 5 Year CMT + 3.573%), 10/15/2054 (D)		93,000	94,989
Emera, Inc. 6.750%, (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%), 06/15/2076		126,000	126,727
Enbridge, Inc.
5.750%, (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%), 07/15/2080		154,000	151,203
5.950%, 04/05/2054		10,000	10,576
8.500%, (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%), 01/15/2084		38,000	42,503
goeasy, Ltd.
7.625%, 07/01/2029 (D)		35,000	36,260
9.250%, 12/01/2028 (D)		40,000	43,067
South Bow Canadian Infrastructure Holdings, Ltd. 7.625%, (7.625% to 3-1-30, then 5 Year CMT + 3.949%), 03/01/2055 (D)		109,000	112,962

143

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Canada (continued)
Transcanada Trust
5.600%, (5.600% to 3-7-32, then 5 Year CMT + 3.986% to 3-7-52, then 5 Year CMT + 4.736%), 03/07/2082		$140,000	$135,926
5.875%, (5.875% to 8-15-26, then 3 month LIBOR + 4.640% to 8-15-46, then 3 month LIBOR + 5.390%), 08/15/2076		41,000	40,706
			794,919
Cayman Islands - 0.1%
Diamond Foreign Asset Company 8.500%, 10/01/2030 (D)		74,000	77,320
China - 0.1%
CIFI Holdings Group Company, Ltd. 4.375%, 04/12/2027 (F)		260,000	24,375
Country Garden Holdings Company, Ltd. 3.875%, 10/22/2030 (F)		290,000	21,750
Times China Holdings, Ltd. 5.750%, 01/14/2027 (F)		200,000	4,500
Yuzhou Group Holdings Company, Ltd.
6.350%, 01/13/2027 (F)		200,000	12,600
7.375%, 01/13/2026 (F)		200,000	14,000
			77,225
Cyprus - 0.1%
Hellenic Bank PCL 10.250%, (10.250% to 6-14-28, then 5 Year Euro Swap Rate + 6.854%), 06/14/2033	EUR	100,000	130,308
Finland - 0.3%
Nokia OYJ 6.625%, 05/15/2039		$454,000	481,814
France - 1.2%
Banque Federative du Credit Mutuel SA 3.625%, 09/14/2032	EUR	100,000	114,610
Forvia SE 5.500%, 06/15/2031		100,000	110,261
Societe Generale SA
6.221%, (6.221% to 6-15-32, then 1 Year CMT + 3.200%), 06/15/2033 (D)		$420,000	433,614
10.000%, (10.000% to 5-14-29, then 5 Year CMT + 5.448%), 11/14/2028 (D)(G)		200,000	214,967
TotalEnergies Capital SA
5.150%, 04/05/2034		10,000	10,401
5.275%, 09/10/2054		25,000	25,036
5.425%, 09/10/2064		320,000	322,058
Valeo SE 1.000%, 08/03/2028	EUR	500,000	492,582
			1,723,529
Germany - 0.1%
Peach Property Finance GmbH 4.375%, 11/15/2025		100,000	104,208
Italy - 0.6%
Cerved Group SpA 6.000%, 02/15/2029 (D)		100,000	103,346
Generali 2.429%, 07/14/2031		600,000	615,127
Intesa Sanpaolo SpA 7.800%, 11/28/2053 (D)		$200,000	239,802
			958,275
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Luxembourg - 0.2%
Altice Financing SA 5.750%, 08/15/2029 (D)		$200,000	$160,728
JBS USA LUX SA 7.250%, 11/15/2053 (D)		20,000	23,332
Trinseo Materials Operating SCA 5.125%, 04/01/2029 (D)		105,000	51,012
			235,072
Malta - 0.0%
VistaJet Malta Finance PLC 6.375%, 02/01/2030 (D)(H)		62,000	53,266
Mexico - 0.1%
Comision Federal de Electricidad 6.450%, 01/24/2035 (D)		200,000	199,300
Netherlands - 0.2%
MSD Netherlands Capital BV 3.750%, 05/30/2054	EUR	155,000	171,434
United Group BV 6.750%, 02/15/2031 (D)		100,000	115,461
			286,895
Portugal - 0.1%
Caixa Economica Montepio Geral Caixa Economica Bancaria SA 8.500%, (8.500% to 6-12-29, then 5 Year EURIBOR ICE Swap Rate + 5.815%), 06/12/2034		100,000	120,902
Saudi Arabia - 0.1%
Saudi Arabian Oil Company 5.875%, 07/17/2064 (D)		$200,000	202,401
Singapore - 0.0%
Pfizer Investment Enterprises Pte, Ltd. 5.300%, 05/19/2053		20,000	20,689
Supranational - 0.7%
Asian Development Bank 5.892%, 07/30/2030 (C)	PLN	200,000	37,038
Asian Infrastructure Investment Bank
6.000%, 12/08/2031	INR	18,600,000	206,628
7.000%, 03/01/2029		14,600,000	175,354
European Bank for Reconstruction & Development
6.750%, 03/14/2031		6,000,000	71,465
6.875%, 07/30/2031		14,000,000	166,671
12.170%, 05/30/2036 (C)	ZAR	2,000,000	29,739
Inter-American Development Bank
7.000%, 04/17/2033	INR	19,000,000	229,106
7.000%, 08/08/2033 (A)		7,000,000	84,542
7.350%, 10/06/2030		6,000,000	73,618
			1,074,161
Switzerland - 0.2%
UBS Group AG 9.250%, (9.250% to 11-13-33, then 5 Year CMT + 4.758%), 11/13/2033 (D)(G)		$200,000	235,867
United Kingdom - 0.9%
Alexandrite Monnet UK Holdco PLC 10.500%, 05/15/2029 (D)	EUR	100,000	120,426
AstraZeneca PLC 4.000%, 09/18/2042		$20,000	17,959
BP Capital Markets PLC 4.875%, (4.875% to 6-22-30, then 5 Year CMT + 4.398% to 6-22-50, then 5 Year CMT + 5.148%), 03/22/2030 (G)		57,000	56,382

144

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United Kingdom (continued)
Howden UK Refinance PLC 8.125%, 02/15/2032 (D)		$200,000	$205,594
HSBC Holdings PLC 6.875%, (6.875% to 3-11-30, then 5 Year CMT + 3.298%), 09/11/2029 (G)		200,000	206,021
Liverpool Victoria Friendly Society, Ltd. 9.440%, (5 Year United Kingdom Gilt Rate + 5.630%), 05/22/2043 (I)	GBP	100,000	136,035
Virgin Money UK PLC 11.000%, (11.000% to 6-9-29, then 5 Year United Kingdom Gilt Rate + 6.993%), 12/08/2028 (G)		200,000	304,436
WE Soda Investments Holding PLC 9.500%, 10/06/2028		$200,000	207,818
			1,254,671
United States - 10.4%
Acrisure LLC
6.000%, 08/01/2029 (D)		80,000	77,158
8.500%, 06/15/2029 (D)		15,000	15,662
Air Lease Corp. 4.125%, (4.125% to 12-15-26, then 5 Year CMT + 3.149%), 12/15/2026 (G)		39,000	36,601
Aircastle, Ltd. 5.250%, (5.250% to 9-15-26, then 5 Year CMT + 4.410% to 9-15-31, then 5 Year CMT + 4.660% to 9-15-46, then 5 Year CMT + 5.160%), 06/15/2026 (D)(G)		45,000	44,662
Alliant Holdings Intermediate LLC
6.750%, 04/15/2028 (D)		125,000	127,024
7.375%, 10/01/2032 (D)		45,000	45,623
Allied Universal Holdco LLC 7.875%, 02/15/2031 (D)		65,000	66,397
AMC Networks, Inc. 10.250%, 01/15/2029 (D)		150,000	154,148
American Express Company 3.550%, (3.550% to 9-15-26, then 5 Year CMT + 2.854%), 09/15/2026 (G)		77,000	72,971
American International Group, Inc. 4.500%, 07/16/2044		35,000	32,024
American National Group, Inc. 5.750%, 10/01/2029 (A)		77,000	77,445
AmeriGas Partners LP 9.375%, 06/01/2028 (D)		210,000	220,527
AmWINS Group, Inc. 4.875%, 06/30/2029 (D)		79,000	75,753
Anheuser-Busch InBev Worldwide, Inc.
4.600%, 04/15/2048		25,000	23,763
5.000%, 06/15/2034		20,000	20,843
5.450%, 01/23/2039		10,000	10,705
Antero Midstream Partners LP 6.625%, 02/01/2032 (D)		80,000	82,799
Aon North America, Inc.
5.300%, 03/01/2031		20,000	20,865
5.450%, 03/01/2034		5,000	5,250
Ares Finance Company III LLC 4.125%, (4.125% to 6-30-26, then 5 Year CMT + 3.237%), 06/30/2051 (D)		38,000	36,227
AssuredPartners, Inc.
5.625%, 01/15/2029 (D)		48,000	46,210
7.500%, 02/15/2032 (D)		40,000	41,110
AT&T, Inc.
2.300%, 06/01/2027		32,000	30,558
3.500%, 06/01/2041 to 09/15/2053		30,000	23,296
3.650%, 09/15/2059		20,000	14,511
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Athene Global Funding 5.339%, 01/15/2027 (D)	$50,000	$50,834
Athene Holding, Ltd. 5.875%, 01/15/2034	20,000	20,933
Atmos Energy Corp. 5.900%, 11/15/2033	25,000	27,473
BAE Systems Holdings, Inc. 3.800%, 10/07/2024 (D)	35,000	34,988
Baldwin Insurance Group Holdings LLC 7.125%, 05/15/2031 (D)	35,000	36,827
Bank of America Corp.
5.202%, (5.202% to 4-25-28, then Overnight SOFR + 1.630%), 04/25/2029	30,000	30,846
5.288%, (5.288% to 4-25-33, then Overnight SOFR + 1.910%), 04/25/2034	30,000	31,190
BAT Capital Corp.
4.390%, 08/15/2037	20,000	18,192
4.540%, 08/15/2047	14,000	11,825
BCPE Ulysses Intermediate, Inc. 7.750%, (7.750% Cash or 8.500% PIK), 04/01/2027 (D)	64,000	63,320
Becton, Dickinson & Company
3.794%, 05/20/2050	10,000	8,096
5.081%, 06/07/2029	30,000	31,006
BlackRock Funding, Inc.
5.250%, 03/14/2054	20,000	20,724
5.350%, 01/08/2055	10,000	10,527
Block, Inc. 6.500%, 05/15/2032 (D)	25,000	26,033
BP Capital Markets America, Inc. 3.060%, 06/17/2041	120,000	93,214
Brandywine Operating Partnership LP 8.875%, 04/12/2029	60,000	66,311
Bread Financial Holdings, Inc. 9.750%, 03/15/2029 (D)	137,000	144,776
Bristol-Myers Squibb Company 5.550%, 02/22/2054	15,000	15,891
Broadcom, Inc. 3.625%, 10/15/2024	30,000	29,972
Caesars Entertainment, Inc. 7.000%, 02/15/2030 (D)	30,000	31,341
Capital One Financial Corp.
5.700%, (5.700% to 2-1-29, then Overnight SOFR + 1.905%), 02/01/2030	20,000	20,712
7.624%, (7.624% to 10-30-30, then Overnight SOFR + 3.070%), 10/30/2031	30,000	34,096
CCO Holdings LLC 5.375%, 06/01/2029 (D)	132,000	127,207
CDW LLC 5.100%, 03/01/2030	35,000	35,474
Celanese US Holdings LLC
6.379%, 07/15/2032	20,000	21,382
6.550%, 11/15/2030	25,000	26,947
CenterPoint Energy, Inc. 5.400%, 06/01/2029	35,000	36,339
Charter Communications Operating LLC
3.700%, 04/01/2051	40,000	25,536
4.908%, 07/23/2025	5,000	4,992
Cheniere Energy Partners LP 5.750%, 08/15/2034 (D)	30,000	31,252

145

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Cheniere Energy, Inc. 5.650%, 04/15/2034 (D)	$20,000	$20,692
Cinemark USA, Inc. 7.000%, 08/01/2032 (D)	20,000	20,879
Cisco Systems, Inc.
5.050%, 02/26/2034	15,000	15,753
5.300%, 02/26/2054	10,000	10,610
Citigroup, Inc.
4.000%, (4.000% to 12-10-25, then 5 Year CMT + 3.597%), 12/10/2025 (G)	75,000	73,429
7.000%, (7.000% to 8-15-34, then 10 Year CMT + 2.757%), 08/15/2034 (G)	72,000	77,048
Citizens Financial Group, Inc.
3.250%, 04/30/2030	36,000	33,358
5.718%, (5.718% to 7-23-31, then Overnight SOFR + 1.910%), 07/23/2032	30,000	31,112
6.645%, (6.645% to 4-25-34, then Overnight SOFR + 2.325%), 04/25/2035	10,000	10,979
Clear Channel Outdoor Holdings, Inc.
7.750%, 04/15/2028 (D)	53,000	47,425
9.000%, 09/15/2028 (D)	70,000	74,418
Clydesdale Acquisition Holdings, Inc.
6.875%, 01/15/2030 (D)	140,000	142,973
8.750%, 04/15/2030 (D)	68,000	69,050
CMS Energy Corp.
3.750%, (3.750% to 12-1-30, then 5 Year CMT + 2.900%), 12/01/2050	86,000	75,114
4.750%, (4.750% to 6-1-30, then 5 Year CMT + 4.116%), 06/01/2050	78,000	75,268
CoBank ACB 6.250%, (6.250% to 10-1-26, then 3 month LIBOR + 4.660%), 10/01/2026 (G)	41,000	41,354
Columbia Pipelines Operating Company LLC 6.497%, 08/15/2043 (D)	20,000	22,303
Comcast Corp. 3.750%, 04/01/2040	32,000	27,702
Community Health Systems, Inc. 8.000%, 12/15/2027 (D)	45,000	45,144
Concentra Escrow Issuer Corp. 6.875%, 07/15/2032 (D)	10,000	10,515
Corebridge Financial, Inc. 3.900%, 04/05/2032	30,000	28,137
Cougar JV Subsidiary LLC 8.000%, 05/15/2032 (D)	51,000	53,920
Cousins Properties LP 5.875%, 10/01/2034	9,000	9,240
Cox Communications, Inc. 5.950%, 09/01/2054 (D)	110,000	109,976
CP Atlas Buyer, Inc. 7.000%, 12/01/2028 (D)(H)	35,000	32,405
CSC Holdings LLC 4.125%, 12/01/2030 (D)	200,000	145,751
CVS Health Corp. 5.125%, 07/20/2045	10,000	9,317
Diamondback Energy, Inc.
5.400%, 04/18/2034	10,000	10,208
5.750%, 04/18/2054	10,000	10,077
5.900%, 04/18/2064	295,000	297,343
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Discover Financial Services 6.125%, (6.125% to 9-23-25, then 5 Year CMT + 5.783%), 06/23/2025 (G)	$71,000	$70,968
DISH DBS Corp.
5.125%, 06/01/2029	10,000	6,709
5.750%, 12/01/2028 (D)	7,000	6,116
Dominion Energy, Inc.
4.350%, (4.350% to 4-15-27, then 5 Year CMT + 3.195%), 01/15/2027 (G)	75,000	73,046
6.875%, (6.875% to 2-1-30, then 5 Year CMT + 2.386%), 02/01/2055	35,000	37,172
7.000%, (7.000% to 6-1-34, then 5 Year CMT + 2.511%), 06/01/2054	85,000	92,805
Duke Energy Corp. 5.800%, 06/15/2054	30,000	31,669
DuPont de Nemours, Inc.
5.319%, 11/15/2038	15,000	16,334
5.419%, 11/15/2048	25,000	27,650
Edison International 5.375%, (5.375% to 3-15-26, then 5 Year CMT + 4.698%), 03/15/2026 (G)	74,000	73,267
Eli Lilly & Company 5.050%, 08/14/2054	10,000	10,247
Emera US Finance LP
3.550%, 06/15/2026	20,000	19,617
4.750%, 06/15/2046	35,000	31,172
Energy Transfer LP
5.600%, 09/01/2034	5,000	5,195
5.950%, 05/15/2054	20,000	20,469
8.000%, (8.000% to 5-15-29, then 5 Year CMT + 4.020%), 05/15/2054	81,000	87,153
Enova International, Inc. 9.125%, 08/01/2029 (D)	65,000	66,693
Enstar Finance LLC 5.500%, (5.500% to 1-15-27, then 5 Year CMT + 4.006%), 01/15/2042	74,000	69,026
Enterprise Products Operating LLC 5.550%, 02/16/2055	280,000	289,243
EQM Midstream Partners LP 4.750%, 01/15/2031 (D)	40,000	38,732
Equitable Financial Life Global Funding 1.800%, 03/08/2028 (D)	50,000	45,761
ERAC USA Finance LLC 5.200%, 10/30/2034 (D)	20,000	20,852
EUSHI Finance, Inc. 7.625%, (7.625% to 12-15-29, then 5 Year CMT + 3.136%), 12/15/2054 (D)	71,000	74,914
Extra Space Storage LP 5.350%, 01/15/2035	6,000	6,131
FirstCash, Inc.
4.625%, 09/01/2028 (D)	7,000	6,758
5.625%, 01/01/2030 (D)	16,000	15,853
FirstEnergy Corp.
3.900%, 07/15/2027	15,000	14,844
4.850%, 07/15/2047	25,000	22,911
Focus Financial Partners LLC 6.750%, 09/15/2031 (D)	60,000	60,573
Fortress Intermediate 3, Inc. 7.500%, 06/01/2031 (D)	50,000	52,751
Foundation Building Materials, Inc. 6.000%, 03/01/2029 (D)	145,000	127,688
Foundry JV Holdco LLC 6.250%, 01/25/2035 (D)	200,000	209,298

146

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Freedom Mortgage Corp.
12.000%, 10/01/2028 (D)	$20,000	$21,848
12.250%, 10/01/2030 (D)	70,000	78,397
Freedom Mortgage Holdings LLC
9.125%, 05/15/2031 (D)	65,000	66,827
9.250%, 02/01/2029 (D)	30,000	31,183
Frontier Communications Holdings LLC 6.750%, 05/01/2029 (D)	88,000	88,620
GE HealthCare Technologies, Inc. 4.800%, 08/14/2029	48,000	48,905
General Motors Financial Company, Inc. 5.700%, (5.700% to 9-30-30, then 5 Year CMT + 4.997%), 09/30/2030 (G)	75,000	73,397
Georgia Power Company
4.300%, 03/15/2042	20,000	18,207
5.125%, 05/15/2052	15,000	15,016
Glencore Funding LLC 5.893%, 04/04/2054 (D)	10,000	10,518
Global Atlantic Financial Company
4.700%, (4.700% to 10-15-26, then 5 Year CMT + 3.796%), 10/15/2051 (D)	152,000	145,520
7.950%, (7.950% to 10-15-29, then 5 Year CMT + 3.608%), 10/15/2054 (D)	43,000	44,885
Globe Life, Inc. 5.850%, 09/15/2034	15,000	15,500
Gray Television, Inc. 5.375%, 11/15/2031 (D)	95,000	59,415
Great Lakes Dredge & Dock Corp. 5.250%, 06/01/2029 (D)(H)	400,000	371,822
Hanesbrands, Inc. 9.000%, 02/15/2031 (D)	75,000	80,955
HCA, Inc. 3.500%, 09/01/2030	20,000	18,848
Herc Holdings, Inc. 6.625%, 06/15/2029 (D)	25,000	25,894
Hess Corp.
5.800%, 04/01/2047	65,000	68,532
7.125%, 03/15/2033	10,000	11,541
Hewlett Packard Enterprise Company 5.000%, 10/15/2034	66,000	65,341
Hightower Holding LLC 6.750%, 04/15/2029 (D)	100,000	95,899
Highwoods Realty LP 3.050%, 02/15/2030	15,000	13,498
HUB International, Ltd.
5.625%, 12/01/2029 (D)	33,000	32,366
7.375%, 01/31/2032 (D)	96,000	99,129
Hudson Pacific Properties LP 3.250%, 01/15/2030	95,000	72,027
Intel Corp.
2.800%, 08/12/2041	190,000	132,172
3.050%, 08/12/2051	205,000	131,284
3.250%, 11/15/2049	210,000	141,257
3.750%, 08/05/2027	20,000	19,606
5.600%, 02/21/2054	41,000	39,960
5.625%, 02/10/2043	15,000	14,910
Intercontinental Exchange, Inc.
1.850%, 09/15/2032	25,000	20,652
3.625%, 09/01/2028	490,000	478,534
Iron Mountain, Inc. 7.000%, 02/15/2029 (D)	90,000	93,808
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
JPMorgan Chase & Co.
2.522%, (2.522% to 4-22-30, then Overnight SOFR + 2.040%), 04/22/2031	$25,000	$22,708
4.323%, (4.323% to 4-26-27, then Overnight SOFR + 1.560%), 04/26/2028	35,000	35,070
5.336%, (5.336% to 1-23-34, then Overnight SOFR + 1.620%), 01/23/2035	20,000	20,905
6.087%, (6.087% to 10-23-28, then Overnight SOFR + 1.570%), 10/23/2029	60,000	63,962
Kyndryl Holdings, Inc. 3.150%, 10/15/2031	65,000	57,120
L3Harris Technologies, Inc. 5.250%, 06/01/2031	45,000	46,838
LABL, Inc. 8.625%, 10/01/2031 (D)	130,000	129,006
Ladder Capital Finance Holdings LLLP 7.000%, 07/15/2031 (D)	35,000	37,108
LBM Acquisition LLC 6.250%, 01/15/2029 (D)	43,000	40,661
Level 3 Financing, Inc.
4.500%, 04/01/2030 (D)	45,000	34,853
11.000%, 11/15/2029 (D)	25,000	27,689
LFS Topco LLC 5.875%, 10/15/2026 (D)	66,000	62,084
Liberty Mutual Group, Inc.
4.125%, (4.125% to 12-15-26, then 5 Year CMT + 3.315%), 12/15/2051 (D)	38,000	35,948
4.300%, 02/01/2061 (D)	275,000	184,498
Lincoln National Corp. 7.721%, (3 month CME Term SOFR + 2.619%), 05/17/2066 (I)	65,000	51,701
LKQ Corp. 6.250%, 06/15/2033	30,000	31,811
Lowe's Companies, Inc. 3.700%, 04/15/2046	15,000	11,931
LXP Industrial Trust 6.750%, 11/15/2028	15,000	16,048
M&T Bank Corp.
4.553%, (4.553% to 8-16-27, then SOFR Compounded Index + 1.780%), 08/16/2028	40,000	40,054
7.413%, (7.413% to 10-30-28, then Overnight SOFR + 2.800%), 10/30/2029	15,000	16,431
Macy's Retail Holdings LLC
5.125%, 01/15/2042	29,000	22,312
6.125%, 03/15/2032 (D)	25,000	24,231
MajorDrive Holdings IV LLC 6.375%, 06/01/2029 (D)	28,000	27,235
Mativ Holdings, Inc. 8.000%, 10/01/2029 (D)	55,000	56,137
Medline Borrower LP 5.250%, 10/01/2029 (D)	150,000	147,177
Merck & Company, Inc.
2.350%, 06/24/2040	20,000	14,662
2.750%, 12/10/2051	10,000	6,761
6.500%, 12/01/2033	15,000	17,307
Meta Platforms, Inc.
5.400%, 08/15/2054	15,000	15,715
5.600%, 05/15/2053	10,000	10,842

147

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Micron Technology, Inc.
4.185%, 02/15/2027	$30,000	$29,918
5.300%, 01/15/2031	45,000	46,758
Monongahela Power Company 5.850%, 02/15/2034 (D)	20,000	21,436
Morgan Stanley
3.622%, (3.622% to 4-1-30, then Overnight SOFR + 3.120%), 04/01/2031	42,000	40,327
5.042%, (5.042% to 7-19-29, then Overnight SOFR + 1.215%), 07/19/2030	20,000	20,553
Nationstar Mortgage Holdings, Inc. 5.125%, 12/15/2030 (D)	57,000	54,680
Netflix, Inc. 3.625%, 06/15/2025 (D)	20,000	19,842
New Mountain Finance Corp. 6.200%, 10/15/2027	38,000	37,909
NextEra Energy Operating Partners LP 7.250%, 01/15/2029 (D)	45,000	47,447
Noble Finance II LLC 8.000%, 04/15/2030 (D)	210,000	216,677
ONEOK, Inc.
5.050%, 11/01/2034	55,000	54,749
5.850%, 11/01/2064	300,000	297,720
6.625%, 09/01/2053	15,000	16,645
Open Text Holdings, Inc. 4.125%, 12/01/2031 (D)	128,000	117,629
Oracle Corp. 3.600%, 04/01/2050	35,000	26,646
Owens-Brockway Glass Container, Inc. 7.375%, 06/01/2032 (D)	75,000	76,596
Pacific Gas & Electric Company
4.550%, 07/01/2030	15,000	14,884
4.950%, 07/01/2050	63,000	57,290
Paramount Global
2.900%, 01/15/2027	35,000	33,493
3.375%, 02/15/2028	25,000	23,542
4.375%, 03/15/2043	10,000	7,399
4.950%, 05/19/2050	135,000	103,372
5.850%, 09/01/2043	15,000	13,082
PennyMac Financial Services, Inc.
5.750%, 09/15/2031 (D)	18,000	17,642
7.125%, 11/15/2030 (D)	25,000	25,886
Performance Food Group, Inc. 6.125%, 09/15/2032 (D)	25,000	25,546
PG&E Corp. 7.375%, (7.375% to 3-15-30, then 5 Year CMT + 3.883%), 03/15/2055	110,000	115,376
Philip Morris International, Inc. 5.250%, 02/13/2034	20,000	20,770
Piedmont Operating Partnership LP 6.875%, 07/15/2029	15,000	15,764
Post Holdings, Inc. 5.500%, 12/15/2029 (D)	68,000	67,507
Range Resources Corp.
4.750%, 02/15/2030 (D)	15,000	14,469
8.250%, 01/15/2029	15,000	15,526
Republic Services, Inc. 5.200%, 11/15/2034	25,000	26,101
Reworld Holding Corp.
4.875%, 12/01/2029 (D)	45,000	42,360
5.000%, 09/01/2030	100,000	93,794
Rocket Software, Inc.
6.500%, 02/15/2029 (D)	35,000	33,306
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Rocket Software, Inc. (continued)
9.000%, 11/28/2028 (D)	$32,000	$33,395
Royalty Pharma PLC 3.350%, 09/02/2051	25,000	17,277
S&S Holdings LLC 8.375%, 10/01/2031 (D)	45,000	45,309
Scripps Escrow II, Inc.
3.875%, 01/15/2029 (D)	45,000	33,528
5.375%, 01/15/2031 (D)	95,000	54,726
Scripps Escrow, Inc. 5.875%, 07/15/2027 (D)	85,000	73,950
Sempra 4.125%, (4.125% to 4-1-27, then 5 Year CMT + 2.868%), 04/01/2052	77,000	73,212
Shift4 Payments, Inc. 6.750%, 08/15/2032 (D)	60,000	62,642
SM Energy Company 6.750%, 08/01/2029 (D)	50,000	50,206
Solventum Corp. 5.450%, 03/13/2031 (D)	25,000	25,772
Southern California Edison Company 5.450%, 06/01/2031	15,000	15,872
Southern California Gas Company 5.050%, 09/01/2034	15,000	15,468
Southwest Gas Corp.
2.200%, 06/15/2030	44,000	39,030
4.050%, 03/15/2032	10,000	9,510
4.150%, 06/01/2049	10,000	8,091
Staples, Inc. 10.750%, 09/01/2029 (D)	48,000	46,574
STL Holding Company LLC 8.750%, 02/15/2029 (D)	75,000	79,785
Sunoco LP 7.000%, 05/01/2029 (D)	30,000	31,345
Take-Two Interactive Software, Inc. 5.400%, 06/12/2029	15,000	15,543
Talos Production, Inc. 9.375%, 02/01/2031 (D)	140,000	143,936
Targa Resources Corp. 5.500%, 02/15/2035	55,000	56,643
Terex Corp. 5.000%, 05/15/2029 (D)	43,000	41,970
The Allstate Corp. 4.500%, 06/15/2043	10,000	9,215
The Bank of New York Mellon Corp. 3.700%, (3.700% to 3-20-26, then 5 Year CMT + 3.352%), 03/20/2026 (G)	38,000	36,916
The Boeing Company 5.805%, 05/01/2050	15,000	14,492
The Chemours Company 4.625%, 11/15/2029 (D)	75,000	67,164
The Goldman Sachs Group, Inc. 3.650%, (3.650% to 8-10-26, then 5 Year CMT + 2.915%), 08/10/2026 (G)	94,000	89,106
The Goodyear Tire & Rubber Company
5.250%, 04/30/2031	75,000	67,705
5.625%, 04/30/2033	75,000	66,175
The Kroger Company
5.000%, 09/15/2034	30,000	30,250
5.500%, 09/15/2054	15,000	15,096
5.650%, 09/15/2064	65,000	65,344
The Toledo Hospital 5.750%, 11/15/2038	85,000	86,657
T-Mobile USA, Inc.
3.000%, 02/15/2041	20,000	15,360

148

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
T-Mobile USA, Inc. (continued)
6.000%, 06/15/2054	$10,000	$11,018
Transocean, Inc.
8.500%, 05/15/2031 (D)	35,000	34,778
8.750%, 02/15/2030 (D)	212,500	221,559
Tyson Foods, Inc. 5.700%, 03/15/2034	20,000	21,073
U.S. Cellular Corp. 6.700%, 12/15/2033	30,000	33,444
Uber Technologies, Inc. 4.800%, 09/15/2034	15,000	14,979
United Wholesale Mortgage LLC 5.500%, 04/15/2029 (D)	65,000	63,310
UnitedHealth Group, Inc.
3.750%, 10/15/2047	17,000	13,953
5.150%, 07/15/2034	20,000	20,874
5.625%, 07/15/2054	5,000	5,364
Univision Communications, Inc. 8.500%, 07/31/2031 (D)	135,000	135,302
Unum Group
4.125%, 06/15/2051	35,000	27,601
6.000%, 06/15/2054	10,000	10,416
Veralto Corp. 5.450%, 09/18/2033	40,000	41,967
Verizon Communications, Inc.
2.100%, 03/22/2028	37,000	34,522
3.400%, 03/22/2041	22,000	17,967
Viking Cruises, Ltd.
7.000%, 02/15/2029 (D)	60,000	60,758
9.125%, 07/15/2031 (D)	45,000	49,210
Vital Energy, Inc.
7.875%, 04/15/2032 (D)	305,000	295,457
9.750%, 10/15/2030	50,000	53,427
Wabtec Corp. 5.611%, 03/11/2034	25,000	26,426
Walgreens Boots Alliance, Inc. 8.125%, 08/15/2029	50,000	49,904
WarnerMedia Holdings, Inc.
5.050%, 03/15/2042	37,000	30,204
5.141%, 03/15/2052	110,000	84,840
5.391%, 03/15/2062	105,000	80,466
Wayfair LLC 7.250%, 10/31/2029 (D)	10,000	10,245
Wells Fargo & Company
3.900%, (3.900% to 3-15-26, then 5 Year CMT + 3.453%), 03/15/2026 (G)	75,000	72,893
4.611%, (4.611% to 4-25-52, then Overnight SOFR + 2.130%), 04/25/2053	15,000	13,864
4.808%, (4.808% to 7-25-27, then Overnight SOFR + 1.980%), 07/25/2028	20,000	20,234
5.013%, (5.013% to 4-4-50, then 3 month CME SOFR + 4.502%), 04/04/2051	5,000	4,902
5.389%, (5.389% to 4-24-33, then Overnight SOFR + 2.020%), 04/24/2034	45,000	46,674
5.574%, (5.574% to 7-25-28, then Overnight SOFR + 1.740%), 07/25/2029	15,000	15,606
Whistler Pipeline LLC 5.700%, 09/30/2031 (D)	20,000	20,706
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Willis North America, Inc. 5.900%, 03/05/2054		$10,000	$10,492
Windsor Holdings III LLC 8.500%, 06/15/2030 (D)		85,000	90,923
WW International, Inc. 4.500%, 04/15/2029 (D)		220,000	48,578
ZF North America Capital, Inc. 7.125%, 04/14/2030 (D)		150,000	155,485
			15,367,909
TOTAL CORPORATE BONDS (Cost $23,415,578)			$23,757,796
CONVERTIBLE BONDS - 4.7%
Canada - 0.1%
Advantage Energy, Ltd. 5.000%, 06/30/2029 (D)	CAD	90,000	66,716
Shopify, Inc. 0.125%, 11/01/2025		$100,000	96,250
			162,966
China - 0.3%
Alibaba Group Holding, Ltd. 0.500%, 06/01/2031 (D)		41,000	50,410
JD.com, Inc. 0.250%, 06/01/2029 (D)		52,000	59,332
NIO, Inc. 0.500%, 02/01/2027		392,000	380,436
Smart Insight International, Ltd. 4.500%, 12/05/2023 (F)	HKD	2,000,000	18,331
Trip.com Group, Ltd. 0.750%, 06/15/2029 (D)		$18,000	20,584
			529,093
France - 0.2%
Ubisoft Entertainment SA 2.875%, 12/05/2031	EUR	300,000	247,522
Italy - 0.1%
DiaSorin SpA 3.641%, 05/05/2028 (C)		100,000	97,703
Luxembourg - 0.0%
Arrival SA 3.500%, 12/01/2026 (D)(F)		$515,000	258
Singapore - 0.1%
Sea, Ltd. 0.250%, 09/15/2026		148,000	133,718
United Kingdom - 0.2%
Immunocore Holdings PLC 2.500%, 02/01/2030 (D)		305,000	262,949
United States - 3.7%
3D Systems Corp. 8.653%, 11/15/2026 (C)		28,000	23,414
Affirm Holdings, Inc. 5.831%, 11/15/2026 (C)		90,000	79,650
Airbnb, Inc. 5.007%, 03/15/2026 (C)		115,000	107,005
Alarm.com Holdings, Inc. 5.518%, 01/15/2026 (C)		130,000	121,160
Alnylam Pharmaceuticals, Inc. 1.000%, 09/15/2027		170,000	198,730
Apellis Pharmaceuticals, Inc. 3.500%, 09/15/2026		60,000	65,460
Axon Enterprise, Inc. 0.500%, 12/15/2027		7,000	12,555
Bandwidth, Inc. 0.250%, 03/01/2026		42,000	37,485

149

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
United States (continued)
Bentley Systems, Inc. 0.125%, 01/15/2026	$120,000	$120,000
Beyond Meat, Inc., Zero Coupon 0.000%, 03/15/2027	130,000	21,450
BILL Holdings, Inc. 5.005%, 04/01/2027 (C)	106,000	93,651
Block, Inc. 0.250%, 11/01/2027	167,000	143,954
Cable One, Inc. 1.125%, 03/15/2028	40,000	32,185
Cardlytics, Inc. 1.000%, 09/15/2025	70,000	63,700
Carnival Corp. 5.750%, 12/01/2027	31,000	49,848
CenterPoint Energy, Inc. 4.250%, 08/15/2026	485,000	491,063
Cracker Barrel Old Country Store, Inc. 0.625%, 06/15/2026	90,000	82,440
Cytokinetics, Inc. 3.500%, 07/01/2027	80,000	103,360
Dayforce, Inc. 0.250%, 03/15/2026	135,000	126,833
DigitalOcean Holdings, Inc. 5.819%, 12/01/2026 (C)	97,000	85,651
DraftKings Holdings, Inc. 4.207%, 03/15/2028 (C)	135,000	116,843
Dropbox, Inc. 1.052%, 03/01/2028 (C)	110,000	106,081
Enphase Energy, Inc. 3.739%, 03/01/2028 (C)	65,000	57,233
Etsy, Inc.
0.125%, 09/01/2027	365,000	313,141
0.250%, 06/15/2028	140,000	114,266
Euronet Worldwide, Inc. 0.750%, 03/15/2049	32,000	31,360
Exact Sciences Corp.
0.375%, 03/15/2027	80,000	77,480
1.750%, 04/15/2031 (D)	270,000	273,063
Fluor Corp. 1.125%, 08/15/2029	18,000	21,978
Health Catalyst, Inc. 2.500%, 04/15/2025	5,000	4,884
John Bean Technologies Corp. 0.250%, 05/15/2026	100,000	93,670
Lumentum Holdings, Inc. 0.500%, 06/15/2028	80,000	69,160
MP Materials Corp. 0.250%, 04/01/2026 (D)(H)	260,000	238,253
NCL Corp., Ltd. 2.500%, 02/15/2027	109,000	107,583
PAR Technology Corp. 1.500%, 10/15/2027	25,000	24,788
Pebblebrook Hotel Trust 1.750%, 12/15/2026	55,000	50,435
Pegasystems, Inc. 0.750%, 03/01/2025	37,000	36,168
Rapid7, Inc. 0.250%, 03/15/2027	125,000	113,984
Redfin Corp. 0.500%, 04/01/2027	100,000	72,750
Shake Shack, Inc. 2.214%, 03/01/2028 (C)	15,000	13,903
Shift4 Payments, Inc. 0.500%, 08/01/2027	90,000	92,520
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
United States (continued)
Snap, Inc. 0.125%, 03/01/2028	$630,000	$503,055
Spotify USA, Inc. 0.430%, 03/15/2026 (C)	120,000	119,243
Stem, Inc. 0.500%, 12/01/2028 (D)	135,000	37,463
Sunnova Energy International, Inc.
0.250%, 12/01/2026	390,000	293,966
2.625%, 02/15/2028	50,000	32,340
Teladoc Health, Inc. 1.250%, 06/01/2027	87,000	75,125
The Greenbrier Companies, Inc. 2.875%, 04/15/2028	95,000	104,215
Uber Technologies, Inc. 0.875%, 12/01/2028 (D)	24,000	30,048
Uber Technologies, Inc., Zero Coupon 0.000%, 12/15/2025	130,000	143,325
Unity Software, Inc. 5.445%, 11/15/2026 (C)	153,000	136,476
		5,564,393
TOTAL CONVERTIBLE BONDS (Cost $7,627,432)		$6,998,602
MUNICIPAL BONDS - 0.2%
United States - 0.2%
Grand Parkway Transportation Corp. (Texas) 3.236%, 10/01/2052	190,000	146,256
Metropolitan Transportation Authority (New York) 6.668%, 11/15/2039	35,000	39,477
New York City Transitional Finance Authority 4.750%, 02/01/2029	45,000	46,330
State of Illinois, GO 5.100%, 06/01/2033	65,882	66,916
TOTAL MUNICIPAL BONDS (Cost $339,642)		$298,979
TERM LOANS (J) - 2.2%
United States - 2.2%
ABG Intermediate Holdings 2 LLC, 2024 Term Loan B 12/21/2028 TBD (K)	99,746	99,787
Acrisure LLC, 2024 Term Loan B6 (1 month CME Term SOFR + 3.250%) 8.211%, 11/06/2030	99,750	98,691
Asurion LLC, 2020 Term Loan B8 (1 month CME Term SOFR + 3.250%) 8.210%, 12/23/2026	118,731	118,596
Asurion LLC, 2021 2nd Lien Term Loan B3 (1 month CME Term SOFR + 5.250%) 10.210%, 01/31/2028	145,000	135,549
athenahealth, Inc., 2022 Term Loan B (1 month CME Term SOFR + 3.250%) 8.095%, 02/15/2029	77,714	77,147
Berlin Packaging LLC, 2024 Term Loan B (1 and 3 month CME Term SOFR + 3.750%) 8.965%, 06/09/2031	165,750	165,573
Caesars Entertainment, Inc., Term Loan B (1 month CME Term SOFR + 2.750%) 7.595%, 02/06/2030	99,225	99,132
Cinemark USA, Inc., 2023 Term Loan B (1 and 3 month CME Term SOFR + 3.250%) 8.024%, 05/24/2030	123,131	123,183

150

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (J) (continued)
United States (continued)
EMRLD Borrower LP, Term Loan B (3 month CME Term SOFR + 2.500%) 7.557%, 05/31/2030	$74,126	$73,941
Great Outdoors Group LLC, 2021 Term Loan B2 (1 month CME Term SOFR + 3.750%) 8.710%, 03/06/2028	96,273	96,172
Hanesbrands, Inc., 2023 Term Loan B (1 month CME Term SOFR + 3.750%) 8.595%, 03/08/2030	98,500	98,254
Hobbs & Associates LLC, Term Loan B (1 month CME Term SOFR + 3.250%) 8.095%, 07/23/2031	90,909	90,682
HUB International, Ltd., 2024 1st Lien Term Loan B (3 month CME Term SOFR + 3.000%) 8.225%, 06/20/2030	103,996	103,829
IRB Holding Corp., 2024 Term Loan B (1 month CME Term SOFR + 2.750%) 7.695%, 12/15/2027	195,014	194,721
LBM Acquisition LLC, 2024 Incremental Term Loan B (1 month CME Term SOFR + 3.750%) 8.968%, 06/06/2031	99,782	97,725
Medline Borrower LP, 2024 Term Loan B (1 month CME Term SOFR + 2.750%) 7.595%, 10/23/2028	91,908	91,899
MH Sub I LLC, 2023 Term Loan (1 month CME Term SOFR + 4.250%) 9.095%, 05/03/2028	97,250	96,567
NEP Group, Inc., 2023 Term Loan B (3 month CME Term SOFR + 3.250% and 1.500% PIK) 9.615%, 08/19/2026	91,326	87,330
Oryx Midstream Services Permian Basin LLC, 2024 Term Loan B (1 month CME Term SOFR + 3.000%) 8.225%, 10/05/2028	96,316	96,308
Sedgwick Claims Management Services, Inc., 2023 Term Loan B (3 month CME Term SOFR + 3.000%) 8.252%, 07/31/2031	192,533	192,100
Tecta America Corp., 2021 Term Loan (1 month CME Term SOFR + 4.000%) 8.960%, 04/10/2028	125,775	126,220
The Michaels Companies, Inc., 2021 Term Loan B (3 month CME Term SOFR + 4.250%) 9.115%, 04/17/2028	125,775	98,922
TransDigm, Inc., 2023 Term Loan J (3 month CME Term SOFR + 2.500%) 7.104%, 02/28/2031	164,671	163,980
Truist Insurance Holdings LLC, 1st Lien Term Loan (3 month CME Term SOFR + 3.250%) 7.854%, 05/06/2031	100,000	99,750
UFC Holdings LLC, 2021 Term Loan B (3 month CME Term SOFR + 2.750%) 8.291%, 04/29/2026	173,869	173,931
UKG, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.250%) 8.555%, 02/10/2031	99,750	99,750
USI, Inc., 2024 Term Loan (2029) (3 month CME Term SOFR + 2.750%) 7.354%, 11/22/2029	197,784	197,125
Windsor Holdings III LLC, 2024 USD Term Loan B (1 month CME Term SOFR + 3.500%) 8.461%, 08/01/2030	114,139	114,486
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (J) (continued)
United States (continued)
WW International, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.500%) 8.460%, 04/13/2028	$94,500	$25,102
		3,336,452
TOTAL TERM LOANS (Cost $3,422,475)		$3,336,452
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.5%
Commercial and residential - 1.4%
Angel Oak Mortgage Trust, Series 2020-3, Class M1, 3.809%, 04/25/2065 (D)(L)	180,000	167,200
BANK
Series 2018-BN15, Class B, 4.820%, 11/15/2061 (L)	50,000	48,967
Series 2020-BN25, Class AS, 2.841%, 01/15/2063	60,000	53,269
Series 2021-BN37, Class XA IO, 0.700%, 11/15/2064	988,953	27,230
Series 2022-BNK42, Class AS, 4.880%, 06/15/2055 (L)	60,000	58,560
BBCMS Mortgage Trust
Series 2023-5C23, Class C, 7.703%, 12/15/2056 (L)	75,000	79,581
Series 2023-C20, Class AS, 5.973%, 07/15/2056 (L)	15,000	15,845
Series 2024-5C25, Class C, 6.643%, 03/15/2057 (L)	20,000	20,654
Series 2024-5C27, Class C, 6.700%, 07/15/2057 (L)	20,000	20,734
Series 2024-C26, Class C, 6.000%, 05/15/2057 (L)	90,000	92,091
Benchmark Mortgage Trust
Series 2018-B1, Class AM, 3.878%, 01/15/2051 (L)	85,000	80,972
Series 2018-B5, Class C, 4.752%, 07/15/2051 (L)	90,000	79,838
Series 2020-B16, Class AM, 2.944%, 02/15/2053 (L)	60,000	53,498
Series 2024-V6, Class C, 6.669%, 03/15/2029	20,000	20,519
BRAVO Residential Funding Trust
Series 2020-NQM1, Class M1, 3.181%, 05/25/2060 (D)(L)	180,000	172,431
Series 2021-NQM1, Class M1, 2.316%, 02/25/2049 (D)(L)	100,000	83,301
BX Commercial Mortgage Trust, Series 2020-VKNG, Class F (1 month CME Term SOFR + 2.864%), 7.961%, 10/15/2037 (D)(I)	189,000	186,296
BX Trust
Series 2021-MFM1, Class D (1 month CME Term SOFR + 1.614%), 6.711%, 01/15/2034 (D)(I)	38,500	38,055
Series 2024-BRVE, Class B (1 month CME Term SOFR + 2.540%), 7.637%, 04/15/2026 (D)(I)	100,000	100,000
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR15, Class B, 4.054%, 02/10/2047 (L)	23,711	22,872
Series 2014-CR15, Class C, 4.104%, 02/10/2047 (L)	35,000	32,886
CSMC Trust, Series 2021-NQM6, Class A2, 1.379%, 07/25/2066 (D)(L)	60,371	52,207

151

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
GS Mortgage Securities Trust
Series 2017-GS6, Class C, 4.322%, 05/10/2050 (L)	$25,000	$19,237
Series 2024-70P, Class A, 5.487%, 03/10/2041 (D)(L)	100,000	100,763
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2024-OMNI, Class C, 5.797%, 10/05/2039 (D)(L)	10,000	10,094
OBX Trust, Series 2022-NQM5, Class A1 (4.310% to 5-1-26, then 5.310% thereafter), 4.310%, 05/25/2062 (D)	98,469	97,956
Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class AS (1 month CME Term SOFR + 1.614%), 6.469%, 11/25/2036 (D)(I)	55,000	54,083
Verus Securitization Trust
Series 2020-5, Class M1, 2.601%, 05/25/2065 (D)(L)	100,000	90,315
Series 2020-INV1, Class A3, 4.889%, 03/25/2060 (D)(L)	100,000	100,395
Series 2021-5, Class A1, 1.013%, 09/25/2066 (D)(L)	60,596	51,829
WSTN Trust, Series 2023-MAUI, Class B, 7.263%, 07/05/2037 (D)(L)	30,000	31,090
		2,062,768
U.S. Government Agency - 2.1%
Federal Home Loan Mortgage Corp.
Series 2020-DNA6, Class B1 (30 day Average SOFR + 3.000%), 8.280%, 12/25/2050 (D)(I)	35,000	37,817
Series 2021-DNA6, Class M2 (30 day Average SOFR + 1.500%), 6.780%, 10/25/2041 (D)(I)	188,000	189,028
Series 2021-HQA3, Class M2 (30 day Average SOFR + 2.100%), 7.380%, 09/25/2041 (D)(I)	190,000	191,455
Series 2022-DNA1, Class B1 (30 day Average SOFR + 3.400%), 8.680%, 01/25/2042 (D)(I)	175,000	180,626
Series 2022-DNA5, Class M2 (30 day Average SOFR + 6.750%), 12.030%, 06/25/2042 (D)(I)	75,000	84,483
Series 2022-HQA1, Class M1B (30 day Average SOFR + 3.500%), 8.780%, 03/25/2042 (D)(I)	20,000	20,972
Series 2022-HQA1, Class M2 (30 day Average SOFR + 5.250%), 10.530%, 03/25/2042 (D)(I)	560,000	606,642
Series 2023-DNA1, Class M2 (30 day Average SOFR + 5.500%), 10.763%, 03/25/2043 (D)(I)	35,000	39,036
Series 2023-DNA2, Class B1 (30 day Average SOFR + 7.600%), 12.863%, 04/25/2043 (D)(I)	20,000	23,031
Series 2023-HQA2, Class M1B (30 day Average SOFR + 3.350%), 8.630%, 06/25/2043 (D)(I)	45,000	47,183
Series 2024-DNA1, Class M2 (30 day Average SOFR + 1.950%), 7.230%, 02/25/2044 (D)(I)	100,000	100,520
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 324, Class C18 IO, 4.000%, 12/15/2033	$170,217	$15,767
Series 405, Class C17 IO, 2.500%, 08/25/2052	116,269	17,652
Series 4446, Class BI IO, 6.500%, 04/15/2039	72,481	14,573
Series K103, Class X1 IO, 0.756%, 11/25/2029	1,016,716	27,930
Series K106, Class X3 IO, 1.974%, 03/25/2048	490,000	41,101
Series K122, Class X1 IO, 0.966%, 11/25/2030	98,680	4,209
Series K129, Class X3 IO, 3.271%, 05/25/2031	165,000	27,825
Series K517, Class A2, 5.355%, 01/25/2029 (L)	300,000	314,698
Series K737, Class X1 IO, 0.739%, 10/25/2026	463,013	4,587
Series K740, Class X3 IO, 2.563%, 11/25/2047	135,000	8,506
Series K742, Class X3, IO, 2.684%, 04/25/2028	100,000	8,176
Series Q014, Class X IO, 2.781%, 10/25/2055	149,706	22,811
Federal National Mortgage Association
Series 2016-C03, Class 1B (30 day Average SOFR + 11.864%), 17.145%, 10/25/2028 (I)	29,692	34,146
Series 2016-C04, Class 1B (30 day Average SOFR + 10.364%), 15.645%, 01/25/2029 (I)	29,569	33,696
Series 2021-67, Class IG IO, 3.000%, 10/25/2051	122,795	20,718
Series 2022-R02, Class 2B1 (30 day Average SOFR + 4.500%), 9.780%, 01/25/2042 (D)(I)	175,000	184,954
Series 2022-R03, Class 1B1 (30 day Average SOFR + 6.250%), 11.530%, 03/25/2042 (D)(I)	69,000	76,094
Series 2022-R03, Class 1M2 (30 day Average SOFR + 3.500%), 8.780%, 03/25/2042 (D)(I)	59,000	62,014
Series 2022-R04, Class 1B1 (30 day Average SOFR + 5.250%), 10.530%, 03/25/2042 (D)(I)	165,000	178,270
Series 2022-R05, Class 2B1 (30 day Average SOFR + 4.500%), 9.780%, 04/25/2042 (D)(I)	70,000	74,274
Series 2023-2, Class CI IO, 2.000%, 10/25/2050	89,574	10,888
Series 2023-R01, Class 1B1 (30 day Average SOFR + 5.100%), 10.363%, 12/25/2042 (D)(I)	20,000	21,833
Series 2023-R02, Class 1M2 (30 day Average SOFR + 3.350%), 8.630%, 01/25/2043 (D)(I)	40,000	42,154
Series 2023-R03, Class 2M2 (30 day Average SOFR + 3.900%), 9.180%, 04/25/2043 (D)(I)	35,000	37,497
Series 2023-R05, Class 1M2 (30 day Average SOFR + 3.100%), 8.363%, 06/25/2043 (D)(I)	36,000	37,746

152

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2023-R06, Class 1B1 (30 day Average SOFR + 3.900%), 9.180%, 07/25/2043 (D)(I)	$20,000	$21,157
Series 2023-R08, Class 1B1 (30 day Average SOFR + 3.550%), 8.830%, 10/25/2043 (D)(I)	35,000	36,658
Series 2024-R02, Class 1B1 (30 day Average SOFR + 2.500%), 7.780%, 02/25/2044 (D)(I)	60,000	61,088
Series 2024-R04, Class 1M2 (30 day Average SOFR + 1.650%), 6.930%, 05/25/2044 (D)(I)	30,000	30,112
Series 2024-R05, Class 2B1 (30 day Average SOFR + 2.000%), 7.280%, 07/25/2044 (D)(I)	35,000	35,154
Series 410, Class C8 IO, 4.000%, 04/25/2032	96,456	8,607
Series 437, Class C8 IO, 2.500%, 06/25/2052	116,412	17,809
Series 441, Class C5 IO, 2.000%, 04/25/2052	98,327	11,906
Government National Mortgage Association
Series 2015-62, Class CI IO, 4.500%, 05/20/2045	117,158	22,757
Series 2017-130, Class IO, 4.500%, 02/20/2040	120,724	21,463
Series 2018-168, Class AI IO, 5.000%, 12/16/2048	101,174	19,784
		3,129,407
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,093,044)		$5,192,175
ASSET BACKED SECURITIES - 3.2%
Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class B (1 month CME Term SOFR + 1.714%), 6.811%, 08/15/2034 (D)(I)	110,000	109,201
Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class ER (3 month CME Term SOFR + 5.750%), 11.051%, 01/15/2033 (D)(I)	250,000	250,201
BlueMountain CLO, Ltd., Series 2018-2A, Class D (3 month CME Term SOFR + 3.412%), 8.530%, 08/15/2031 (D)(I)	250,000	243,712
Bojangles Issuer LLC, Series 2020-1A, Class A2, 3.832%, 10/20/2050 (D)	122,813	122,260
Carvana Auto Receivables Trust, Series 2024-N1, Class C, 5.800%, 05/10/2030 (D)	75,000	77,041
CoreVest American Finance Trust, Series 2020-4, Class B, 1.707%, 12/15/2052 (D)	100,000	95,327
Domino's Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.668%, 10/25/2049 (D)	48,000	45,643
Exeter Automobile Receivables Trust
Series 2023-1A, Class D, 6.690%, 06/15/2029	40,000	41,027
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Exeter Automobile Receivables Trust (continued)
Series 2023-4A, Class C, 6.510%, 08/15/2028	$50,000	$51,052
Series 2024-3A, Class D, 5.980%, 09/16/2030	45,000	46,282
Flagship Credit Auto Trust, Series 2021-3, Class D, 1.650%, 09/15/2027 (D)	112,000	105,839
Flatiron CLO 20, Ltd.
Series 2020-1A, Class BR (3 month CME Term SOFR + 1.920%), 7.048%, 05/20/2036 (D)(I)	150,000	150,333
Series 2020-1A, Class CR (3 month CME Term SOFR + 2.350%), 7.478%, 05/20/2036 (D)(I)	150,000	150,896
FS Rialto, Series 2021-FL3, Class A (1 month CME Term SOFR + 1.364%), 6.461%, 11/16/2036 (D)(I)	81,330	80,830
GLS Auto Receivables Issuer Trust
Series 2023-1A, Class C, 6.380%, 12/15/2028 (D)	32,000	32,426
Series 2023-3A, Class D, 6.440%, 05/15/2029 (D)	30,000	30,995
Golub Capital Partners CLO, Ltd., Series 2022-60A, Class DR (3 month CME Term SOFR + 2.960%), 8.245%, 10/25/2034 (D)(I)	250,000	249,457
Golub Capital Partners Static, Ltd., Series 2024-1A, Class C (3 month CME Term SOFR + 2.300%), 7.582%, 04/20/2033 (D)(I)	250,000	250,140
Greystone Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class B (1 month CME Term SOFR + 1.764%), 6.861%, 07/15/2039 (D)(I)	100,000	99,157
Hayfin US XII, Ltd., Series 2020-12A, Class D (3 month CME Term SOFR + 4.422%), 9.704%, 01/20/2034 (D)(I)	250,000	250,318
Hertz Vehicle Financing LLC
Series 2021-2A, Class B, 2.120%, 12/27/2027 (D)	100,000	93,864
Series 2022-2A, Class C, 2.950%, 06/26/2028 (D)	100,000	92,928
Series 2022-2A, Class B, 2.650%, 06/26/2028 (D)	100,000	93,272
Home Partners of America Trust, Series 2022-1, Class D, 4.730%, 04/17/2039 (D)	148,516	145,745
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A, 3.721%, 07/15/2039 (D)	145,569	136,877
MAPS Trust, Series 2021-1A, Class A, 2.521%, 06/15/2046 (D)	62,943	58,661
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061 (D)	120,000	110,605
Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A2 (3.598% to 6-25-25, then 7.598% thereafter), 3.598%, 02/25/2061 (D)	187,229	182,286
Progress Residential Trust
Series 2021-SFR2, Class D, 2.197%, 04/19/2038 (D)	100,000	96,150

153

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Progress Residential Trust (continued)
Series 2022-SFR1, Class E1, 3.930%, 02/17/2041 (D)	$150,000	$140,317
Series 2022-SFR4, Class C, 4.888%, 05/17/2041 (D)	100,000	99,073
Series 2022-SFR7, Class D, 5.500%, 10/27/2039 (D)	100,000	100,046
Series 2024-SFR3, Class E1, 4.000%, 06/17/2041 (D)	100,000	92,246
Subway Funding LLC, Series 2024-1A, Class A2I, 6.028%, 07/30/2054 (D)	70,000	72,221
Symphony CLO XXII, Ltd., Series 2020-22A, Class CR (3 month CME Term SOFR + 2.100%), 6.951%, 04/18/2033 (D)(I)	250,000	250,046
Texas Natural Gas Securitization Finance Corp., Series 2023-1, Class A2, 5.169%, 04/01/2041	50,000	52,667
TRTX Issuer, Ltd., Series 2019-FL3, Class D (1 month CME Term SOFR + 2.564%), 7.647%, 10/15/2034 (D)(I)	100,000	96,503
Vericrest Opportunity Loan Transferee
Series 2021-NPL5, Class A1 (5.116% to 2-25-25, then 6.116% thereafter), 5.116%, 03/27/2051 (D)	25,828	25,722
Series 2021-NP11, Class A1 (4.868% to 7-25-25, then 5.868% thereafter), 4.868%, 08/25/2051 (D)	97,824	97,690
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750%, 09/15/2043 (D)	159,296	157,686
TOTAL ASSET BACKED SECURITIES (Cost $4,679,685)		$4,676,742
PREFERRED SECURITIES - 0.9%
Bermuda - 0.0%
Enstar Group, Ltd., 7.000% (7.000% to 9-1-28, then 3 month LIBOR + 4.015%)	275	5,368
United States - 0.9%
AGNC Investment Corp., 6.125% (6.125% to 4-15-25, then 3 month CME Term SOFR + 4.959%)	10,000	245,200
AGNC Investment Corp., 7.750% (7.750% to 10-15-27, then 5 Year CMT + 4.390%)	10,000	249,200
American National Group, Inc., 6.625% (6.625% to 9-1-25, then 5 Year CMT + 6.297%)	775	19,491
AT&T, Inc., 5.000%	3,585	80,053
Bank of America Corp., 7.250%	112	142,577
Morgan Stanley, 6.625% (H)	4,150	111,386
SCE Trust VII, 7.500%	3,100	82,987
Synchrony Financial, 8.250% (8.250% to 5-15-29, then 5 Year CMT + 4.044%)	2,834	72,607
U.S. Cellular Corp., 5.500%	1,922	42,803
U.S. Cellular Corp., 5.500%	2,199	48,708
U.S. Cellular Corp., 6.250%	1,029	24,202
Wells Fargo & Company, 7.500%	135	173,097
		1,292,311
TOTAL PREFERRED SECURITIES (Cost $1,167,665)		$1,297,679
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
ESCROW CERTIFICATES - 0.0%
Unifin Financiera SAB de CV (E)	$205,000	$9,430
Unifin Financiera SAB de CV (E)(M)	205,000	0
TOTAL ESCROW CERTIFICATES (Cost $184,861)		$9,430
SHORT-TERM INVESTMENTS - 4.0%
Short-term funds - 4.0%
John Hancock Collateral Trust, 4.8110% (N)(O)	67,266	672,835
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.9290% (N)	5,179,042	5,179,042
TOTAL SHORT-TERM INVESTMENTS (Cost $5,851,765)		$5,851,877
Total Investments (Opportunistic Fixed Income Trust) (Cost $173,633,034) - 114.7%		$169,770,170
Other assets and liabilities, net - (14.7%)		(21,735,974)
TOTAL NET ASSETS - 100.0%		$148,034,196
SALE COMMITMENTS OUTSTANDING - (16.0%)
U.S. Government Agency - (16.0)%
Federal National Mortgage Association
2.000%, TBA (A)	$(901,000)	$(743,853)
2.000%, TBA (A)	(300,000)	(274,512)
2.000%, TBA (A)	(901,000)	(745,014)
2.500%, TBA (A)	(2,018,000)	(1,738,870)
2.500%, TBA (A)	(275,000)	(257,877)
2.500%, TBA (A)	(1,522,000)	(1,313,379)
3.500%, TBA (A)	(321,000)	(314,379)
4.000%, TBA (A)	(1,275,000)	(1,223,452)
4.000%, TBA (A)	(3,627,000)	(3,483,195)
4.000%, TBA (A)	(3,627,000)	(3,484,187)
4.500%, TBA (A)	(1,662,000)	(1,633,045)
4.500%, TBA (A)	(1,917,000)	(1,884,576)
4.500%, TBA (A)	(415,000)	(416,167)
5.000%, TBA (A)	(2,179,000)	(2,177,043)
5.000%, TBA (A)	(634,000)	(633,505)
6.500%, TBA (A)	(1,525,000)	(1,572,716)
6.500%, TBA (A)	(920,000)	(948,498)
Government National Mortgage Association
3.000%, TBA (A)	(275,000)	(250,792)
6.000%, TBA (A)	(575,000)	(584,653)
TOTAL SALE COMMITMENTS OUTSTANDING (Proceeds received $23,660,772)		$(23,679,713)
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar

154

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
THB	Thai Bhat
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
Opportunistic Fixed Income Trust (continued)
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $27,866,630 or 18.8% of the fund's net assets as of 9-30-24.
(E)	Non-income producing security.
(F)	Non-income producing - Issuer is in default.
(G)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(H)	All or a portion of this security is on loan as of 9-30-24. The value of securities on loan amounted to $658,533.
(I)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(J)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(K)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(L)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(M)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(N)	The rate shown is the annualized seven-day yield as of 9-30-24.
(O)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	36	Long	Dec 2024	$2,919,845	$2,896,941	$(22,904)
10-Year U.S. Treasury Note Futures	184	Long	Dec 2024	21,108,236	21,027,750	(80,486)
2-Year U.S. Treasury Note Futures	71	Long	Dec 2024	14,805,208	14,785,195	(20,013)
5-Year U.S. Treasury Note Futures	90	Long	Dec 2024	9,900,055	9,889,453	(10,602)
U.K. Long Gilt Bond Futures	12	Long	Dec 2024	1,585,236	1,579,152	(6,084)
Ultra 10-Year U.S. Treasury Note Futures	6	Long	Dec 2024	707,980	709,781	1,801
10-Year Japan Government Bond Futures	2	Short	Dec 2024	(2,018,087)	(2,012,872)	5,215
Euro SCHATZ Futures	140	Short	Dec 2024	(16,656,835)	(16,702,250)	(45,415)
Euro-BTP Italian Government Bond Futures	19	Short	Dec 2024	(2,527,507)	(2,569,071)	(41,564)
Euro-Buxl Futures	5	Short	Dec 2024	(749,591)	(758,500)	(8,909)
Euro-OAT Futures	10	Short	Dec 2024	(1,414,181)	(1,411,919)	2,262
German Euro BOBL Futures	1	Short	Dec 2024	(133,622)	(133,634)	(12)
German Euro BUND Futures	4	Short	Dec 2024	(596,016)	(600,744)	(4,728)
U.S. Treasury Long Bond Futures	6	Short	Dec 2024	(757,585)	(745,125)	12,460
Ultra U.S. Treasury Bond Futures	11	Short	Dec 2024	(1,472,607)	(1,464,031)	8,576
						$(210,403)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
BRL	48,346,000	USD	8,898,416	CITI	10/2/2024	—	$(23,845)
BRL	2,140,000	USD	376,661	HSBC	10/2/2024	$16,165	—
BRL	46,206,000	USD	8,466,801	MSI	10/2/2024	14,944	—
BRL	8,308,000	USD	1,524,530	CITI	11/4/2024	—	(5,088)
BRL	125,000	USD	22,034	BOA	12/3/2024	748	—
155

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
BRL	320,000	USD	56,502	CITI	12/3/2024	$1,821	—
BRL	1,131,000	USD	206,201	GSI	12/3/2024	—	$(67)
BRL	80,000	USD	14,171	JPM	12/3/2024	410	—
BRL	165,000	USD	30,199	MSI	12/3/2024	—	(126)
BRL	105,000	USD	18,605	SSB	12/3/2024	532	—
CAD	2,365,000	USD	1,756,024	JPM	10/31/2024	—	(6,092)
CLP	9,600,000	USD	10,367	CITI	12/18/2024	302	—
CLP	91,297,000	USD	99,280	MSI	12/18/2024	2,180	—
CLP	44,500,000	USD	48,186	SSB	12/18/2024	1,268	—
CNY	549,000	USD	77,721	MSI	12/18/2024	1,076	—
COP	1,810,735,000	USD	436,764	CITI	10/31/2024	—	(7,818)
COP	402,500,000	USD	94,866	CITI	12/18/2024	—	(98)
CZK	870,000	USD	38,612	DB	12/18/2024	—	(126)
CZK	5,000,000	USD	220,205	MSI	12/18/2024	979	—
EGP	2,455,000	USD	49,491	CITI	10/15/2024	1,094	—
EGP	1,228,000	USD	23,547	JPM	10/22/2024	1,685	—
EGP	1,227,000	USD	24,106	CITI	10/29/2024	1,035	—
EGP	3,820,000	USD	75,507	CITI	12/18/2024	1,089	—
EUR	1,531,000	USD	1,709,986	DB	10/31/2024	—	(3,700)
EUR	44,000	USD	49,384	BARC	12/18/2024	—	(253)
EUR	54,000	USD	60,292	JPM	12/18/2024	6	—
EUR	51,000	USD	56,971	SCB	12/18/2024	—	(23)
GBP	1,130,000	USD	1,512,054	BARC	10/31/2024	—	(1,321)
HUF	531,123,000	USD	1,494,427	BARC	10/31/2024	—	(7,948)
HUF	2,308,000	USD	6,391	MSI	12/18/2024	58	—
IDR	22,510,521,000	USD	1,483,493	CITI	10/31/2024	—	(3,436)
IDR	5,871,278,000	USD	380,355	CITI	12/18/2024	5,070	—
INR	2,620,000	USD	31,224	BARC	12/18/2024	—	(72)
INR	18,170,000	USD	216,065	MSI	12/18/2024	—	(26)
KRW	1,989,883,000	USD	1,497,290	JPM	10/31/2024	13,220	—
KZT	23,300,000	USD	47,634	CITI	12/18/2024	—	(74)
KZT	5,600,000	USD	11,552	GSI	12/18/2024	—	(122)
KZT	23,100,000	USD	49,375	JPM	12/18/2024	—	(2,223)
MXN	13,940,000	USD	709,441	SSB	10/31/2024	—	(4,518)
MXN	9,710,000	USD	508,963	CITI	11/6/2024	—	(18,400)
MXN	1,404,000	USD	69,979	MSI	12/18/2024	494	—
MYR	1,155,000	USD	268,401	HSBC	12/18/2024	12,717	—
NGN	24,195,000	USD	15,075	CITI	10/15/2024	—	(713)
NGN	28,949,000	USD	17,201	CITI	10/24/2024	—	(129)
NGN	45,913,000	USD	27,282	CITI	1/13/2025	—	(1,668)
NOK	7,143,000	USD	676,363	BARC	10/31/2024	715	—
NZD	2,426,000	USD	1,529,829	HSBC	10/31/2024	11,557	—
NZD	75,000	USD	46,674	BARC	12/18/2024	980	—
PEN	475,000	USD	126,514	CITI	12/18/2024	1,525	—
PEN	235,000	USD	62,470	SCB	12/18/2024	875	—
PHP	2,790,000	USD	49,937	BOA	12/18/2024	—	(245)
PLN	220,000	USD	57,301	BOA	12/18/2024	—	(277)
PLN	639,000	USD	163,768	GSI	12/18/2024	1,861	—
PLN	2,878,000	USD	736,353	MSI	12/18/2024	9,625	—
SEK	15,161,000	USD	1,499,968	MSI	10/31/2024	—	(5,059)
THB	16,159,000	USD	485,785	BARC	12/18/2024	18,956	—
THB	4,435,000	USD	132,894	CITI	12/18/2024	5,637	—
TRY	7,154,000	USD	201,999	MSI	10/31/2024	1,117	—
TRY	4,340,000	USD	115,010	BARC	12/18/2024	1,774	—
TRY	270,000	USD	7,275	MSI	12/18/2024	—	(9)
USD	6,093,977	AUD	8,848,000	BOA	10/31/2024	—	(25,877)
USD	110,408	AUD	165,000	MSI	12/18/2024	—	(3,755)
USD	8,879,002	BRL	48,346,000	CITI	10/2/2024	4,431	—
USD	392,797	BRL	2,140,000	HSBC	10/2/2024	—	(29)
USD	8,388,159	BRL	46,206,000	MSI	10/2/2024	—	(93,591)
USD	7,347,029	BRL	40,038,000	CITI	11/4/2024	24,522	—
USD	42,229	BRL	230,000	JPM	11/4/2024	164	—
USD	27,473	BRL	150,000	GSI	12/3/2024	135	—
USD	124,964	BRL	685,000	MSI	12/3/2024	116	—
USD	3,575,161	CAD	4,815,000	JPM	10/31/2024	12,404	—
USD	47,951	CAD	65,000	CITI	12/18/2024	—	(205)
156

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	1,487,241	CHF	1,256,000	JPM	10/31/2024	—	$(1,702)
USD	273,881	CLP	248,903,000	HSBC	10/30/2024	—	(2,834)
USD	212,020	CLP	198,209,000	HSBC	12/18/2024	—	(8,254)
USD	1,547,061	CNY	10,791,000	CITI	10/31/2024	$4,308	—
USD	99,449	CNY	698,000	BARC	12/18/2024	—	(734)
USD	78,008	CNY	549,000	CITI	12/18/2024	—	(788)
USD	50,039	CNY	348,000	JPM	12/18/2024	91	—
USD	1,518,769	COP	6,296,514,000	CITI	10/31/2024	27,187	—
USD	132,568	COP	554,664,000	SSB	10/31/2024	1,173	—
USD	151,565	COP	653,094,000	CITI	12/18/2024	—	(2,204)
USD	84,774	COP	358,043,000	SSB	12/18/2024	474	—
USD	948,985	CZK	21,386,000	MSI	10/31/2024	4,231	—
USD	29,380	CZK	660,000	JPM	12/18/2024	184	—
USD	6,042,236	EUR	5,409,386	DB	10/31/2024	13,523	—
USD	112,891	EUR	101,000	JPM	10/31/2024	328	—
USD	56,994	EUR	51,000	BOA	12/18/2024	46	—
USD	4,427	EUR	4,000	DB	12/18/2024	—	(40)
USD	86,149	EUR	77,000	SCB	12/18/2024	169	—
USD	2,020,533	GBP	1,510,000	BARC	10/31/2024	1,765	—
USD	71,769	GBP	55,000	MSI	12/18/2024	—	(1,751)
USD	260,622	HKD	2,026,000	GSI	10/31/2024	—	(88)
USD	203,661	HUF	72,427,000	MSI	12/18/2024	1,275	—
USD	760,709	IDR	11,543,000,000	CITI	10/31/2024	1,762	—
USD	1,047,115	ILS	3,866,000	CITI	10/31/2024	9,397	—
USD	648,704	INR	54,351,000	CITI	10/31/2024	887	—
USD	229,250	INR	19,311,000	JPM	12/18/2024	—	(355)
USD	637,978	JPY	91,960,000	BOA	10/31/2024	—	(4,384)
USD	4,438,039	JPY	637,032,000	JPM	10/31/2024	—	(11,781)
USD	517,708	JPY	74,209,000	MSI	10/31/2024	—	(660)
USD	260,621	KRW	346,363,000	JPM	10/31/2024	—	(2,301)
USD	47,678	KZT	23,100,000	BOA	12/18/2024	526	—
USD	1,612,985	MXN	31,694,000	SSB	10/31/2024	10,273	—
USD	534,308	MXN	9,710,000	MSI	11/6/2024	43,745	—
USD	286,210	MXN	5,725,000	HSBC	12/18/2024	—	(1,153)
USD	71,659	MXN	1,400,000	SSB	12/18/2024	1,387	—
USD	399,855	MYR	1,660,000	HSBC	10/30/2024	—	(2,421)
USD	21,866	MYR	90,000	HSBC	12/18/2024	—	(39)
USD	5,784,640	NOK	61,091,000	BARC	10/31/2024	—	(6,117)
USD	5,747,264	NZD	9,114,000	HSBC	10/31/2024	—	(43,419)
USD	57,817	NZD	91,000	JPM	10/31/2024	—	(1)
USD	95,260	NZD	155,000	CITI	12/18/2024	—	(3,224)
USD	408,572	PEN	1,542,000	CITI	12/18/2024	—	(7,083)
USD	1,147,690	PHP	64,421,000	CITI	10/31/2024	502	—
USD	1,487,642	PLN	5,697,000	BARC	10/31/2024	8,418	—
USD	41,292	PLN	158,000	HSBC	12/18/2024	338	—
USD	223,358	RON	1,010,000	GSI	12/18/2024	—	(2,383)
USD	1,798,260	SEK	18,176,000	MSI	10/31/2024	6,065	—
USD	1,499,057	SGD	1,922,000	MSI	10/30/2024	1,513	—
USD	51,692	THB	1,660,000	SSB	12/18/2024	—	(159)
USD	94,721	UYU	3,900,000	HSBC	12/18/2024	—	(15,635)
USD	19,946	UYU	845,000	HSBC	3/19/2025	—	(10,257)
USD	2,115,342	ZAR	36,474,000	SSB	10/31/2024	9,313	—
USD	340,248	ZAR	6,103,000	MSI	12/18/2024	—	(10,699)
UYU	93,000	USD	2,276	HSBC	12/18/2024	356	—
ZAR	26,029,000	USD	1,509,591	SSB	10/31/2024	—	(6,662)
157

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
ZAR	700,000	USD	40,255	BOA	12/18/2024	—	$(2)
						$322,523	$(364,063)

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	89,120,000	NOK	NOK NIBOR NIBR	Fixed 3.740%	Annual	Semi-Annual	Jun 2026	—	$(53,026)	$(53,026)
Centrally cleared	12,830,000	NOK	NOK NIBOR NIBR	Fixed 3.500%	Annual	Semi-Annual	Dec 2026	$(2,109)	(581)	(2,690)
Centrally cleared	39,115,000	MXN	MXN TIIE Banxico	Fixed 8.840%	Monthly	Monthly	Jun 2028	(2,178)	14,058	11,880
Centrally cleared	47,360,000	MXN	MXN TIIE Banxico	Fixed 9.053%	Monthly	Monthly	Jun 2028	—	31,149	31,149
Centrally cleared	2,440,000	AUD	AUD BBR BBSW	Fixed 4.190%	Semi-Annual	Semi-Annual	Sep 2028	(281)	27,304	27,023
Centrally cleared	24,530,000	CNY	Fixed 2.445%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(90,006)	(90,006)
Centrally cleared	9,355,000	CNY	Fixed 2.468%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(35,501)	(35,501)
Centrally cleared	15,265,000	CNY	Fixed 2.467%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(57,819)	(57,819)
Centrally cleared	12,020,000	CNY	Fixed 2.400%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(40,890)	(40,890)
Centrally cleared	12,025,000	CNY	Fixed 2.362%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(38,376)	(38,376)
Centrally cleared	23,960,000	CNY	Fixed 2.010%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2029	—	(27,421)	(27,421)
Centrally cleared	4,360,000	SEK	Fixed 2.310%	SEK STIBOR SIDE	Annual	Quarterly	Sep 2034	(108)	(5,301)	(5,409)
Centrally cleared	142,975,000	INR	Fixed 6.219%	INR MIBOR Compounded OIS	Semi-Annual	Semi-Annual	Sep 2034	—	(13,665)	(13,665)
Centrally cleared	145,825,000	INR	Fixed 6.139%	INR MIBOR Compounded OIS	Semi-Annual	Semi-Annual	Sep 2029	487	(8,521)	(8,034)
Centrally cleared	11,025,000	CNY	Fixed 1.753%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2029	—	6,655	6,655
Centrally cleared	146,730,000	INR	Fixed 6.070%	INR MIBOR Compounded OIS	Semi-Annual	Semi-Annual	Sep 2029	—	(3,356)	(3,356)
Centrally cleared	1,244,440,000	COP	Fixed 7.310%	COP IBR Compounded OIS	Quarterly	Quarterly	Dec 2029	—	(3,457)	(3,457)
Centrally cleared	17,445,000	MXN	MXN TIIE Banxico	Fixed 6.940%	Monthly	Monthly	Sep 2031	(214)	(80,438)	(80,652)
Centrally cleared	16,930,000	MXN	MXN TIIE Banxico	Fixed 8.852%	Monthly	Monthly	Dec 2033	—	10,030	10,030
Centrally cleared	225,000	USD	Fixed 3.825%	USD Compounded SOFR	Annual	Annual	Sep 2034	—	(9,130)	(9,130)
Centrally cleared	14,095,000	SEK	Fixed 2.630%	SEK STIBOR SIDE	Annual	Quarterly	Sep 2034	(2,852)	(45,849)	(48,701)
Centrally cleared	1,320,000	ZAR	Fixed 9.207%	ZAR JIBAR SAFEX	Quarterly	Quarterly	Sep 2034	—	(4,091)	(4,091)
Centrally cleared	19,660,000	ZAR	Fixed 8.910%	ZAR JIBAR SAFEX	Quarterly	Quarterly	Sep 2029	—	(37,649)	(37,649)
Centrally cleared	1,550,000	ZAR	Fixed 8.559%	ZAR JIBAR SAFEX	Quarterly	Quarterly	Sep 2034	—	(793)	(793)
Centrally cleared	19,820,000	CZK	Fixed 3.400%	CZK PRIBOR PRBO	Annual	Semi-Annual	Sep 2034	—	(7,135)	(7,135)
Centrally cleared	1,420,000	CHF	Fixed 1.009%	CHF SARON Compounded OIS	Annual	Annual	Sep 2029	—	(24,682)	(24,682)
Centrally cleared	1,355,000	CHF	Fixed 0.885%	CHF SARON Compounded OIS	Annual	Annual	Sep 2034	—	(13,918)	(13,918)
Centrally cleared	3,000,000	ZAR	Fixed 8.601%	ZAR JIBAR SAFEX	Quarterly	Quarterly	Dec 2034	—	(1,460)	(1,460)
Centrally cleared	2,210,000	NZD	Fixed 3.880%	NZD BBR FRA	Semi-Annual	Quarterly	Dec 2034	(1,745)	165	(1,580)
Centrally cleared	490,000	GBP	Fixed 3.470%	GBP SONIA Compounded OIS	Annual	Annual	Dec 2074	481	18,169	18,650
								$(8,519)	$(495,535)	$(504,054)
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Emirate of Abu Dhabi	500,000	USD	$500,000	1.000%	Quarterly	Jun 2029	$(13,251)	$(493)	$(13,744)
BARC	Emirate of Abu Dhabi	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	(13,394)	(350)	(13,744)
BARC	Federative Republic of Brazil	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	9,406	(1,387)	8,019
BARC	Federative Republic of Brazil	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	9,762	(1,743)	8,019
BARC	Federative Republic of Brazil	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	9,126	(1,107)	8,019
BARC	Kingdom of Morocco	530,000	USD	530,000	1.000%	Quarterly	Jun 2029	(2,194)	(1,489)	(3,683)
BARC	Kingdom of Saudi Arabia	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	(10,714)	1,469	(9,245)
158

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	People's Republic of China	500,000	USD	$500,000	1.000%	Quarterly	Jun 2029	$(7,812)	$(2,037)	$(9,849)
BARC	People's Republic of China	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	(8,922)	(927)	(9,849)
BARC	People's Republic of China	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	(8,971)	(878)	(9,849)
BARC	Petroleo Brasileiro SA	460,000	USD	460,000	1.000%	Quarterly	Jun 2029	11,953	(1,471)	10,482
BARC	Petroleo Brasileiro SA	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	13,034	(1,641)	11,393
BARC	Republic of Chile	510,000	USD	510,000	1.000%	Quarterly	Jun 2029	(10,870)	(570)	(11,440)
BARC	Republic of Chile	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	(10,586)	(630)	(11,216)
BARC	Republic of Chile	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	(10,801)	(415)	(11,216)
BARC	Republic of Chile	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	(10,984)	(232)	(11,216)
BARC	Republic of Indonesia	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	(6,199)	(1,796)	(7,995)
BARC	Republic of Peru	290,000	USD	290,000	1.000%	Quarterly	Jun 2029	(3,421)	(485)	(3,906)
BARC	Republic of Peru	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	(5,721)	(1,013)	(6,734)
BARC	State of Qatar	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	(13,394)	(363)	(13,757)
BARC	United Mexican States	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	1,284	711	1,995
BOA	Republic of South Africa	1,650,000	USD	1,650,000	1.000%	Quarterly	Dec 2028	85,035	(60,060)	24,975
CITI	Federative Republic of Brazil	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	9,711	(1,692)	8,019
GSI	Republic of Indonesia	1,540,000	USD	1,540,000	1.000%	Quarterly	Dec 2028	(14,028)	(12,191)	(26,219)
GSI	Kingdom of Saudi Arabia	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	(10,514)	1,269	(9,245)
GSI	Republic of Indonesia	1,095,000	USD	1,095,000	1.000%	Quarterly	Jun 2029	(13,385)	(4,124)	(17,509)
GSI	Republic of Indonesia	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	(7,001)	(994)	(7,995)
GSI	State of Qatar	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	(13,272)	(485)	(13,757)
GSI	Republic of South Africa	3,865,000	USD	3,865,000	1.000%	Quarterly	Dec 2029	138,550	(1,765)	136,785
JPM	Government of Malaysia	2,070,000	USD	2,070,000	1.000%	Quarterly	Jun 2029	(48,175)	(11,672)	(59,847)
MSI	Government of Japan	9,570,000	USD	9,570,000	1.000%	Quarterly	Dec 2024	(15,323)	(8,303)	(23,626)
MSI	Emirate of Abu Dhabi	1,550,000	USD	1,550,000	1.000%	Quarterly	Jun 2029	(39,469)	(3,139)	(42,608)
MSI	Kingdom of Saudi Arabia	1,040,000	USD	1,040,000	1.000%	Quarterly	Jun 2029	(21,367)	2,137	(19,230)
MSI	People's Republic of China	470,000	USD	470,000	1.000%	Quarterly	Jun 2029	(8,002)	(1,256)	(9,258)
MSI	Republic of Indonesia	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	(6,169)	(1,826)	(7,995)
MSI	Republic of Peru	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	(5,664)	(1,070)	(6,734)
MSI	State of Qatar	2,065,000	USD	2,065,000	1.000%	Quarterly	Jun 2029	(53,026)	(3,789)	(56,815)
MSI	United Mexican States	525,000	USD	525,000	1.000%	Quarterly	Jun 2029	1,460	635	2,095
MSI	United Mexican States	260,000	USD	260,000	1.000%	Quarterly	Jun 2029	890	147	1,037
MSI	Republic of Colombia	550,000	USD	550,000	1.000%	Quarterly	Dec 2029	24,463	530	24,993
				$39,540,000				$(77,955)	$(124,495)	$(202,450)
Centrally cleared	CDX.EM.40	15,780,000	USD	15,780,000	1.000%	Quarterly	Dec 2028	638,418	(393,566)	244,852
Centrally cleared	CDX.EM.IG.40	3,090,000	USD	3,090,000	1.000%	Quarterly	Dec 2028	(34,421)	(15,426)	(49,847)
Centrally cleared	CDX.EM.41	8,190,000	USD	8,190,000	1.000%	Quarterly	Jun 2029	205,270	(27,436)	177,834
Centrally cleared	CDX.NA.HY.42	1,700,000	USD	1,700,000	5.000%	Quarterly	Jun 2029	(119,639)	(15,375)	(135,014)
Centrally cleared	CDX.NA.IG.42	37,695,000	USD	37,695,000	1.000%	Quarterly	Jun 2029	(783,447)	(81,732)	(865,179)
Centrally cleared	iTraxx Europe Crossover Series 41 Version 1	1,075,000	EUR	1,195,507	5.000%	Quarterly	Jun 2029	(102,792)	(9,370)	(112,162)
Centrally cleared	iTraxx Europe Senior Financials Series 41 Version 1	5,555,000	EUR	6,180,918	1.000%	Quarterly	Jun 2029	(106,564)	(3,171)	(109,735)
Centrally cleared	iTraxx Europe Series 41 Version 1	5,510,000	EUR	6,127,512	1.000%	Quarterly	Jun 2029	(127,838)	(4,255)	(132,093)
Centrally cleared	iTraxx Europe Sub Financials Series 41 Version 1	1,415,000	EUR	1,573,944	1.000%	Quarterly	Jun 2029	5,055	328	5,383
				$81,532,881				$(425,958)	$(550,003)	$(975,961)
				$121,072,881				$(503,913)	$(674,498)	$(1,178,411)
159

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BOA	Anglo American Capital PLC	0.800%	260,000	EUR	$284,869	5.000%	Quarterly	Dec 2028	$37,873	$11,205	$49,078
BOA	Anglo American Capital PLC	0.800%	260,000	EUR	285,675	5.000%	Quarterly	Dec 2028	37,705	11,373	49,078
GSI	CMBX.NA.BBB-.14	7.624%	25,000	USD	25,000	3.000%	Monthly	Dec 2072	(4,046)	(860)	(4,906)
					$595,544				$71,532	$21,718	$93,250
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid Leveraged Loan Index	1-Day USD Compounded SOFR	At Maturity	USD	1,435,000	Dec 2024	GSI	—	$(27,748)	$(27,748)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	1,960,000	Dec 2024	JPM	—	(108,524)	(108,524)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	1,075,000	Dec 2024	JPM	—	(52,823)	(52,823)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	540,000	Dec 2024	JPM	—	(20,245)	(20,245)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	2,945,000	Dec 2024	JPM	—	(106,366)	(106,366)
Pay	iBoxx $ Liquid Investment Grade Index	1-Day USD Compounded SOFR	At Maturity	USD	1,800,000	Dec 2024	JPM	—	(102,446)	(102,446)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	5,295,000	Dec 2024	MSI	—	(280,917)	(280,917)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	525,000	Dec 2024	MSI	—	(13,888)	(13,888)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	525,000	Dec 2024	MSI	—	(10,623)	(10,623)
Pay	iBoxx $ Liquid Leveraged Loan Index	1-Day USD Compounded SOFR	At Maturity	USD	1,275,000	Dec 2024	MSI	—	(23,227)	(23,227)
								—	$(746,807)	$(746,807)

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative. The total return of the reference asset is paid out at maturity while the floating rate is paid on a quarterly basis until maturity.
Inflation swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	2,970,000	USD	$2,970,000	Fixed 3.243%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	$(1,325)	$(1,325)
BARC	2,990,000	USD	2,990,000	Fixed 3.243%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	(1,334)	(1,334)
BARC	5,640,000	USD	5,640,000	Fixed 3.147%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	25,561	25,561
BOA	500,000	USD	500,000	Fixed 1.635%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	—	123,490	123,490
CITI	440,000	USD	440,000	Fixed 3.257%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	$(30)	(500)	(530)
CITI	780,000	USD	780,000	Fixed 2.578%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2051	—	24,210	24,210
160

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Inflation swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
JPM	1,700,000	USD	$1,700,000	Fixed 1.830%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	$(37,438)	$386,158	$348,720
			$15,020,000						$(37,468)	$556,260	$518,792
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
161

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Derivatives Abbreviations
BARC	Barclays Bank PLC
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CNREPOFIX	China Fixing Repo Rate
CPI	Consumer Price Index
DB	Deutsche Bank AG
FRA	Forward Rate Agreement
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
IBR	Colombia Overnight Interbank Rate
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank, N.A.
MIBOR	Mumbai Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
NIBOR	Norwegian Interbank Offered Rate
OIS	Overnight Index Swap
OTC	Over-the-counter
PRIBOR	Prague Interbank Offered Rate
SARON	Swiss Average Rate Overnight
SCB	Standard Chartered Bank
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SSB	State Street Bank and Trust Company
STIBOR	Stockholm Interbank Offered Rate
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)
Real Estate Securities Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.3%
Consumer discretionary – 3.6%
Hotels, restaurants and leisure – 2.4%
Hyatt Hotels Corp., Class A	31,632	$4,814,390
Marriott International, Inc., Class A	11,390	2,831,554
		7,645,944
Household durables – 1.2%
Lennar Corp., Class A	20,130	3,773,972
		11,419,916
Health care – 1.2%
Health care providers and services – 1.2%
Brookdale Senior Living, Inc. (A)	593,544	4,030,164
Real estate – 93.5%
Diversified REITs – 7.0%
Broadstone Net Lease, Inc.	168,003	3,183,657
Empire State Realty Trust, Inc., Class A	674,929	7,478,213
Essential Properties Realty Trust, Inc.	349,476	11,934,605
		22,596,475
Health care REITs – 12.6%
American Healthcare REIT, Inc.	272,547	7,113,477
CareTrust REIT, Inc.	319,228	9,851,376
Welltower, Inc.	184,845	23,665,705
		40,630,558
Hotel and resort REITs – 1.0%
Ryman Hospitality Properties, Inc.	30,016	3,218,916
Industrial REITs – 13.9%
EastGroup Properties, Inc.	22,723	4,245,111
Innovative Industrial Properties, Inc.	35,300	4,751,380
Lineage, Inc.	73,710	5,777,390
Plymouth Industrial REIT, Inc.	134,706	3,044,356
Real Estate Securities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial REITs (continued)
Prologis, Inc.	213,779	$26,996,011
		44,814,248
Office REITs – 5.4%
Cousins Properties, Inc.	162,663	4,795,305
Douglas Emmett, Inc.	134,741	2,367,399
SL Green Realty Corp.	145,934	10,158,466
		17,321,170
Real estate management and development – 1.6%
CBRE Group, Inc., Class A (A)	40,815	5,080,651
Residential REITs – 16.0%
American Homes 4 Rent, Class A	196,340	7,537,493
AvalonBay Communities, Inc.	81,216	18,293,904
Centerspace	52,570	3,704,608
Essex Property Trust, Inc.	54,052	15,968,042
Independence Realty Trust, Inc.	280,289	5,745,925
		51,249,972
Retail REITs – 12.2%
Acadia Realty Trust	281,532	6,610,371
Brixmor Property Group, Inc.	288,629	8,041,204
Phillips Edison & Company, Inc.	109,496	4,129,094
Simon Property Group, Inc.	77,822	13,153,474
Tanger, Inc.	216,304	7,176,967
		39,111,110
Specialized REITs – 23.8%
CubeSmart	184,206	9,915,809
Digital Realty Trust, Inc.	51,973	8,410,791
Equinix, Inc.	30,501	27,073,603
Extra Space Storage, Inc.	77,126	13,897,334
Iron Mountain, Inc.	78,820	9,366,181

162

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Real Estate Securities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialized REITs (continued)
Lamar Advertising Company, Class A	23,857	$3,187,295
VICI Properties, Inc.	139,083	4,632,855
		76,483,868
		300,506,968
TOTAL COMMON STOCKS (Cost $255,940,556)		$315,957,048
SHORT-TERM INVESTMENTS – 0.7%
Short-term funds – 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.9290% (B)	2,133,309	2,133,309
TOTAL SHORT-TERM INVESTMENTS (Cost $2,133,309)		$2,133,309
Total Investments (Real Estate Securities Trust) (Cost $258,073,865) – 99.0%		$318,090,357
Other assets and liabilities, net – 1.0%		3,140,957
TOTAL NET ASSETS – 100.0%		$321,231,314
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 9-30-24.
Science & Technology Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%
Communication services – 17.4%
Entertainment – 3.5%
Electronic Arts, Inc.	12,241	$1,755,849
Netflix, Inc. (A)	45,540	32,300,156
ROBLOX Corp., Class A (A)	63,761	2,822,062
Spotify Technology SA (A)	185	68,178
Take-Two Interactive Software, Inc. (A)	7,000	1,075,970
		38,022,215
Interactive media and services – 13.3%
Alphabet, Inc., Class A	243,629	40,405,870
Alphabet, Inc., Class C	86,790	14,510,420
Meta Platforms, Inc., Class A	151,165	86,532,893
Pinterest, Inc., Class A (A)	1,134	36,708
Reddit, Inc., Class A (A)	798	52,604
Snap, Inc., Class A (A)	4,207	45,015
Tencent Holdings, Ltd.	2,300	127,891
ZipRecruiter, Inc., Class A (A)	11,700	111,150
		141,822,551
Media – 0.2%
The Trade Desk, Inc., Class A (A)	21,920	2,403,528
Wireless telecommunication services – 0.4%
T-Mobile US, Inc.	18,570	3,832,105
		186,080,399
Consumer discretionary – 1.3%
Automobiles – 0.1%
Li Auto, Inc., ADR (A)(B)	43,800	1,123,470
Rivian Automotive, Inc., Class A (A)(B)	3,042	34,131
Tesla, Inc. (A)	259	67,762
		1,225,363
Broadline retail – 0.7%
Alibaba Group Holding, Ltd., ADR	35,900	3,809,708
Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Broadline retail (continued)
Amazon.com, Inc. (A)	17,528	$3,265,992
		7,075,700
Specialty retail – 0.5%
Carvana Company (A)	32,471	5,653,526
		13,954,589
Financials – 1.0%
Banks – 0.3%
NU Holdings, Ltd., Class A (A)	232,533	3,174,075
Capital markets – 0.0%
Coinbase Global, Inc., Class A (A)	243	43,295
Financial services – 0.7%
Mastercard, Inc., Class A	5,087	2,511,961
PayPal Holdings, Inc. (A)	8,000	624,240
Visa, Inc., Class A	14,600	4,014,270
		7,150,471
		10,367,841
Health care – 0.7%
Biotechnology – 0.5%
Exact Sciences Corp. (A)	57,940	3,946,873
Natera, Inc. (A)	8,000	1,015,600
		4,962,473
Life sciences tools and services – 0.2%
Repligen Corp. (A)	11,289	1,680,029
Pharmaceuticals – 0.0%
Eli Lilly & Company	515	456,259
		7,098,761
Industrials – 0.5%
Aerospace and defense – 0.1%
Axon Enterprise, Inc. (A)	2,128	850,349
Commercial services and supplies – 0.1%
Cintas Corp.	5,200	1,070,576
Electrical equipment – 0.0%
Vertiv Holdings Company, Class A	160	15,918
Professional services – 0.3%
Automatic Data Processing, Inc.	11,085	3,067,552
Verisk Analytics, Inc.	3,435	920,443
		3,987,995
		5,924,838
Information technology – 78.6%
Communications equipment – 3.4%
Applied Optoelectronics, Inc. (A)	7,119	101,873
Arista Networks, Inc. (A)	14,843	5,697,040
Cisco Systems, Inc.	205,856	10,955,656
Clearfield, Inc. (A)	3,219	125,412
CommScope Holding Company, Inc. (A)	58,681	358,541
F5, Inc. (A)	2,500	550,500
Juniper Networks, Inc.	13,500	526,230
Motorola Solutions, Inc.	39,853	17,919,104
NetScout Systems, Inc. (A)	25,600	556,800
Viasat, Inc. (A)	4,700	56,118
		36,847,274
Electronic equipment, instruments and components – 2.7%
Amphenol Corp., Class A	5,437	354,275
Badger Meter, Inc.	2,600	567,866
CDW Corp.	6,802	1,539,293
Coherent Corp. (A)	15,185	1,350,098
Corning, Inc.	202,350	9,136,103
Fabrinet (A)	874	206,649
Keysight Technologies, Inc. (A)	28,290	4,496,130
Littelfuse, Inc.	2,100	557,025

163

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Plexus Corp. (A)	4,000	$546,840
Sanmina Corp. (A)	6,900	472,305
TD SYNNEX Corp.	9,100	1,092,728
TE Connectivity PLC	29,660	4,478,363
Teledyne Technologies, Inc. (A)	8,600	3,763,876
Zebra Technologies Corp., Class A (A)	2,200	814,704
		29,376,255
IT services – 7.2%
Accenture PLC, Class A	67,840	23,980,083
Akamai Technologies, Inc. (A)	5,300	535,035
Cloudflare, Inc., Class A (A)	6,500	525,785
Cognizant Technology Solutions Corp., Class A	85,475	6,596,961
EPAM Systems, Inc. (A)	8,623	1,716,236
Fastly, Inc., Class A (A)	49,622	375,639
Gartner, Inc. (A)	7,600	3,851,376
Globant SA (A)	12,106	2,398,683
GoDaddy, Inc., Class A (A)	43,895	6,881,858
IBM Corp.	106,096	23,455,704
Kyndryl Holdings, Inc. (A)	11,900	273,462
MongoDB, Inc. (A)	7,590	2,051,957
Shopify, Inc., Class A (A)	48,049	3,850,647
		76,493,426
Semiconductors and semiconductor equipment – 26.9%
Advanced Micro Devices, Inc. (A)	256,882	42,149,199
Amkor Technology, Inc.	2,943	90,056
Analog Devices, Inc.	29,646	6,823,620
ARM Holdings PLC, ADR (A)	683	97,676
ASM International NV	885	583,887
Broadcom, Inc.	328,147	56,605,358
Camtek, Ltd.	222	17,727
Cirrus Logic, Inc. (A)	448	55,646
Credo Technology Group Holding, Ltd. (A)	7,148	220,158
Enphase Energy, Inc. (A)	7,293	824,255
Entegris, Inc.	25,778	2,900,798
First Solar, Inc. (A)	3,740	932,906
Impinj, Inc. (A)	4,258	921,942
Infineon Technologies AG	10,108	354,871
KLA Corp.	30,583	23,683,781
Marvell Technology, Inc.	296,511	21,384,373
Microchip Technology, Inc.	96	7,708
MKS Instruments, Inc.	5,468	594,426
Monolithic Power Systems, Inc.	9,036	8,353,782
Nova, Ltd. (A)	115	23,959
NVIDIA Corp.	613,526	74,506,597
NXP Semiconductors NV	251	60,243
ON Semiconductor Corp. (A)	14,874	1,080,001
Onto Innovation, Inc. (A)	3,522	731,026
Qorvo, Inc. (A)	2,400	247,920
Silicon Laboratories, Inc. (A)	4,300	496,951
SiTime Corp. (A)	2,238	383,839
Skyworks Solutions, Inc.	3,661	361,597
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	27,384	4,755,779
Teradyne, Inc.	2,383	319,155
Texas Instruments, Inc.	183,536	37,913,032
		287,482,268
Software – 28.4%
Adobe, Inc. (A)	26,791	13,871,844
Appian Corp., Class A (A)	7,000	238,980
AppLovin Corp., Class A (A)	75,924	9,911,878
Asana, Inc., Class A (A)	4,498	52,132
Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Aurora Innovation, Inc. (A)	30,354	$179,696
Autodesk, Inc. (A)	32,476	8,946,488
Cadence Design Systems, Inc. (A)	209	56,645
Constellation Software, Inc.	1,001	3,256,608
Crowdstrike Holdings, Inc., Class A (A)	8,889	2,493,098
Datadog, Inc., Class A (A)	29,961	3,447,313
DocuSign, Inc. (A)	16,100	999,649
Dolby Laboratories, Inc., Class A	13,800	1,056,114
Dropbox, Inc., Class A (A)	21,400	544,202
Elastic NV (A)	4,600	353,096
Fair Isaac Corp. (A)	6,727	13,074,059
Fortinet, Inc. (A)	45,300	3,513,015
Freshworks, Inc., Class A (A)	3,440	39,491
Gen Digital, Inc.	61,700	1,692,431
Guidewire Software, Inc. (A)	41,597	7,609,755
HubSpot, Inc. (A)	6,022	3,201,295
Intuit, Inc.	19,703	12,235,563
Manhattan Associates, Inc. (A)	3,200	900,416
MARA Holdings, Inc. (A)(B)	13,390	217,186
Microsoft Corp.	124,934	53,759,100
MicroStrategy, Inc., Class A (A)	350	59,010
Nutanix, Inc., Class A (A)	22,973	1,361,150
Oracle Corp.	173,785	29,612,964
Palantir Technologies, Inc., Class A (A)	244,254	9,086,249
Palo Alto Networks, Inc. (A)	43,816	14,976,309
Pegasystems, Inc.	10,200	745,518
PTC, Inc. (A)	5,800	1,047,828
RingCentral, Inc., Class A (A)	15,400	487,102
Roper Technologies, Inc.	13,660	7,600,970
Salesforce, Inc.	92,970	25,446,819
Samsara, Inc., Class A (A)	28,100	1,352,172
SentinelOne, Inc., Class A (A)	21,600	516,672
ServiceNow, Inc. (A)	31,482	28,157,186
Sprout Social, Inc., Class A (A)	13,400	389,538
Synopsys, Inc. (A)	3,800	1,924,282
Tyler Technologies, Inc. (A)	6,200	3,619,064
UiPath, Inc., Class A (A)	42,200	540,160
Unity Software, Inc. (A)	52,000	1,176,240
Varonis Systems, Inc. (A)	9,300	525,450
Vertex, Inc., Class A (A)	17,456	672,231
Workday, Inc., Class A (A)	82,884	20,257,678
Workiva, Inc. (A)	6,800	538,016
Zeta Global Holdings Corp., Class A (A)	275,125	8,206,979
Zoom Video Communications, Inc., Class A (A)	29,201	2,036,478
Zscaler, Inc. (A)	12,514	2,139,143
		304,125,262
Technology hardware, storage and peripherals – 10.0%
Apple, Inc.	443,715	103,385,593
HP, Inc.	41,899	1,502,917
Seagate Technology Holdings PLC	20,732	2,270,776
		107,159,286
		841,483,771
Real estate – 0.4%
Specialized REITs – 0.4%
American Tower Corp.	7,915	1,840,712
Equinix, Inc.	2,500	2,219,075
		4,059,787
TOTAL COMMON STOCKS (Cost $886,509,387)		$1,068,969,986
SHORT-TERM INVESTMENTS – 0.2%
Short-term funds – 0.2%
John Hancock Collateral Trust, 4.8110% (C)(D)	45,310	453,218

164

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Short-term funds (continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.9290% (C)	502,885	$502,885
T. Rowe Price Government Reserve Fund, 4.9313% (C)	461,530	461,530
TOTAL SHORT-TERM INVESTMENTS (Cost $1,417,651)		$1,417,633
Total Investments (Science & Technology Trust) (Cost $887,927,038) – 100.1%		$1,070,387,619
Other assets and liabilities, net – (0.1%)		(559,390)
TOTAL NET ASSETS – 100.0%		$1,069,828,229
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-24. The value of securities on loan amounted to $440,910.
(C)	The rate shown is the annualized seven-day yield as of 9-30-24.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Select Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 57.2%
U.S. Government – 19.3%
U.S. Treasury Bonds
2.250%, 02/15/2052	$31,952,000	$21,788,518
2.500%, 02/15/2045	83,239,000	63,619,308
3.000%, 08/15/2052	30,697,000	24,669,116
3.375%, 11/15/2048	31,951,000	27,690,034
4.000%, 11/15/2042	206,572,000	203,279,759
4.125%, 08/15/2044	50,643,000	50,247,352
4.625%, 05/15/2054	112,832,000	122,387,460
4.750%, 11/15/2043	119,604,000	129,018,143
U.S. Treasury Notes
3.500%, 09/30/2029	1,337,000	1,333,031
3.625%, 09/30/2031	132,317,000	132,068,906
3.875%, 08/15/2034	123,029,000	123,894,048
4.000%, 01/31/2031	87,776,000	89,507,519
4.125%, 03/31/2031 to 07/31/2031	59,922,000	61,560,058
4.250%, 06/30/2031	109,999,000	113,874,747
		1,164,937,999
U.S. Government Agency – 37.9%
Federal Home Loan Mortgage Corp.
2.000%, 06/01/2036 to 03/01/2052	68,867,770	58,885,232
2.500%, 08/01/2051 to 12/01/2051	34,634,912	30,268,970
3.000%, 03/01/2043 to 06/01/2052	110,853,807	101,376,498
3.500%, 04/01/2044 to 07/01/2052	144,851,906	136,535,205
4.000%, 08/01/2037 to 04/01/2053	154,704,329	150,387,297
4.500%, 12/01/2037 to 04/01/2053	95,813,743	95,194,829
5.000%, 08/01/2052 to 10/01/2053	171,445,842	172,370,263
5.500%, 06/01/2053 to 04/01/2054	39,801,400	40,731,896
Federal National Mortgage Association
2.000%, 06/01/2036 to 02/01/2052	103,938,653	91,306,317
2.500%, 08/01/2035 to 03/01/2052	211,652,078	187,496,097
3.000%, 03/01/2033 to 05/01/2052	229,253,756	209,482,422
3.500%, 06/01/2042 to 09/01/2052	218,181,265	205,956,188
4.000%, 09/01/2037 to 09/01/2052	354,546,282	345,533,109
4.500%, 11/01/2037 to 05/01/2053	245,332,364	243,359,042
Select Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
5.000%, 07/01/2052 to 06/01/2053	$138,994,378	$139,670,032
5.500%, 12/01/2052 to 05/01/2054	80,698,560	82,382,384
		2,290,935,781
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,534,495,101)		$3,455,873,780
CORPORATE BONDS – 29.9%
Communication services – 1.5%
AT&T, Inc.
2.750%, 06/01/2031	12,069,000	10,912,007
3.550%, 09/15/2055	12,433,000	9,093,926
Charter Communications Operating LLC
2.800%, 04/01/2031	4,932,000	4,220,566
4.200%, 03/15/2028	5,877,000	5,713,911
6.384%, 10/23/2035	8,128,000	8,299,705
Netflix, Inc. 4.875%, 06/15/2030 (A)	7,860,000	8,109,447
T-Mobile USA, Inc.
3.375%, 04/15/2029	6,061,000	5,817,101
3.875%, 04/15/2030	17,794,000	17,304,143
WarnerMedia Holdings, Inc. 4.279%, 03/15/2032	21,669,000	19,249,263
		88,720,069
Consumer discretionary – 1.5%
AutoNation, Inc. 4.750%, 06/01/2030	5,846,000	5,818,429
Booking Holdings, Inc. 4.625%, 04/13/2030	5,214,000	5,337,327
Brunswick Corp. 5.850%, 03/18/2029	2,438,000	2,516,610
Ford Motor Company
3.250%, 02/12/2032	7,627,000	6,495,345
6.100%, 08/19/2032	6,095,000	6,247,196
Ford Motor Credit Company LLC
4.000%, 11/13/2030	4,867,000	4,499,998
6.125%, 03/08/2034	13,139,000	13,303,184
7.122%, 11/07/2033	13,241,000	14,314,867
General Motors Financial Company, Inc. 5.600%, 06/18/2031	15,408,000	15,820,963
Hyundai Capital America
5.400%, 01/08/2031 (A)	7,267,000	7,511,769
5.680%, 06/26/2028 (A)	4,718,000	4,893,887
Tapestry, Inc.
7.700%, 11/27/2030	3,446,000	3,712,398
7.850%, 11/27/2033	2,757,000	2,989,461
		93,461,434
Consumer staples – 0.4%
Bimbo Bakeries USA, Inc. 6.050%, 01/15/2029 (A)	4,713,000	4,980,100
JBS USA LUX SA
3.625%, 01/15/2032	5,127,000	4,687,357
5.750%, 04/01/2033	6,667,000	6,907,545
Kraft Heinz Foods Company 5.000%, 06/04/2042	3,280,000	3,202,728
Pilgrim's Pride Corp. 6.250%, 07/01/2033	3,954,000	4,195,040
		23,972,770
Energy – 4.1%
Aker BP ASA
3.100%, 07/15/2031 (A)	2,535,000	2,259,399
3.750%, 01/15/2030 (A)	1,411,000	1,345,533

165

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Aker BP ASA (continued)
4.000%, 01/15/2031 (A)	$3,161,000	$3,001,339
5.800%, 10/01/2054 (A)	2,495,000	2,458,033
Cheniere Energy Partners LP
3.250%, 01/31/2032	13,406,000	11,987,866
5.950%, 06/30/2033	5,987,000	6,335,120
Cheniere Energy, Inc. 5.650%, 04/15/2034 (A)	2,748,000	2,843,108
Columbia Pipelines Holding Company LLC 5.681%, 01/15/2034 (A)	4,484,000	4,625,022
Columbia Pipelines Operating Company LLC
5.927%, 08/15/2030 (A)	1,723,000	1,824,728
6.036%, 11/15/2033 (A)	7,180,000	7,661,058
Continental Resources, Inc.
2.875%, 04/01/2032 (A)	4,260,000	3,598,269
4.900%, 06/01/2044	3,549,000	3,035,228
5.750%, 01/15/2031 (A)	7,461,000	7,633,494
Diamondback Energy, Inc. 5.750%, 04/18/2054	6,271,000	6,319,106
Enbridge, Inc.
5.750%, (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%), 07/15/2080	6,888,000	6,762,900
6.250%, (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%), 03/01/2078	8,767,000	8,758,794
8.500%, (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%), 01/15/2084	3,176,000	3,552,350
Energy Transfer LP
5.150%, 03/15/2045	3,478,000	3,241,075
5.250%, 04/15/2029 to 07/01/2029	19,769,000	20,340,435
5.400%, 10/01/2047	8,136,000	7,747,481
Enterprise Products Operating LLC 5.250%, (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%), 08/16/2077	10,110,000	9,972,466
Kinder Morgan Energy Partners LP 7.750%, 03/15/2032	3,182,000	3,726,770
MPLX LP
4.950%, 09/01/2032	3,979,000	3,994,099
5.000%, 03/01/2033	3,412,000	3,413,887
Occidental Petroleum Corp.
5.375%, 01/01/2032	2,492,000	2,526,223
6.050%, 10/01/2054	6,181,000	6,275,266
6.450%, 09/15/2036	8,761,000	9,461,530
6.625%, 09/01/2030	3,170,000	3,419,958
ONEOK, Inc.
5.650%, 11/01/2028	1,132,000	1,183,147
6.050%, 09/01/2033	6,183,000	6,606,319
6.625%, 09/01/2053	5,695,000	6,319,398
Ovintiv, Inc.
6.250%, 07/15/2033	3,404,000	3,602,129
7.200%, 11/01/2031	649,000	724,523
Sabine Pass Liquefaction LLC 4.500%, 05/15/2030	12,438,000	12,405,008
Saudi Arabian Oil Company 5.250%, 07/17/2034 (A)	3,317,000	3,410,891
Suncor Energy, Inc.
3.750%, 03/04/2051	2,331,000	1,760,103
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Suncor Energy, Inc. (continued)
4.000%, 11/15/2047	$4,122,000	$3,280,606
Targa Resources Corp.
5.500%, 02/15/2035	6,391,000	6,581,974
6.150%, 03/01/2029	3,959,000	4,218,427
Targa Resources Partners LP 4.000%, 01/15/2032	4,769,000	4,487,329
The Williams Companies, Inc.
4.650%, 08/15/2032	2,815,000	2,796,703
4.800%, 11/15/2029	3,254,000	3,301,700
Var Energi ASA 8.000%, 11/15/2032 (A)	11,896,000	13,794,066
Western Midstream Operating LP
4.050%, 02/01/2030	5,559,000	5,352,281
5.450%, 11/15/2034	3,061,000	3,067,471
Whistler Pipeline LLC
5.400%, 09/30/2029 (A)	2,479,000	2,532,761
5.700%, 09/30/2031 (A)	3,099,000	3,208,322
		246,753,695
Financials – 10.5%
Ally Financial, Inc.
6.184%, (6.184% to 7-26-34. then Overnight SOFR + 2.290%), 07/26/2035	3,894,000	3,985,287
8.000%, 11/01/2031	5,015,000	5,677,571
American National Group, Inc. 5.750%, 10/01/2029 (B)	2,174,000	2,186,563
Apollo Debt Solutions BDC 6.900%, 04/13/2029 (A)	2,718,000	2,825,490
Ares Capital Corp.
2.875%, 06/15/2028	6,127,000	5,651,289
5.875%, 03/01/2029	4,172,000	4,272,239
Ares Strategic Income Fund
5.600%, 02/15/2030 (A)	4,613,000	4,576,503
6.350%, 08/15/2029 (A)	1,889,000	1,930,988
Athene Holding, Ltd. 3.500%, 01/15/2031	12,378,000	11,523,250
Banco Santander SA 4.379%, 04/12/2028	5,040,000	5,016,350
Bank of America Corp.
2.087%, (2.087% to 6-14-28, then Overnight SOFR + 1.060%), 06/14/2029	11,760,000	10,859,828
2.592%, (2.592% to 4-29-30, then Overnight SOFR + 2.150%), 04/29/2031	9,879,000	8,958,694
2.687%, (2.687% to 4-22-31, then Overnight SOFR + 1.320%), 04/22/2032	16,514,000	14,728,327
3.846%, (3.846% to 3-8-32, then 5 Year CMT + 2.000%), 03/08/2037	7,554,000	6,982,815
4.571%, (4.571% to 4-27-32, then Overnight SOFR + 1.830%), 04/27/2033	16,830,000	16,749,162
5.425%, (5.425% to 8-15-34, then Overnight SOFR + 1.913%), 08/15/2035	6,372,000	6,531,955
Bank of Montreal 7.700%, (7.700% to 5-26-29, then 5 Year CMT + 3.452%), 05/26/2084	7,849,000	8,282,908
Barclays PLC 5.690%, (5.690% to 3-12-29, then Overnight SOFR + 1.740%), 03/12/2030	16,800,000	17,476,156

166

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Blackstone Private Credit Fund
4.000%, 01/15/2029	$3,970,000	$3,779,234
5.250%, 04/01/2030 (A)	4,767,000	4,696,047
5.950%, 07/16/2029 (A)	2,489,000	2,534,273
7.300%, 11/27/2028 (A)	5,251,000	5,587,896
BNP Paribas SA
5.497%, (5.497% to 5-20-29, then Overnight SOFR + 1.590%), 05/20/2030 (A)	5,173,000	5,360,570
5.894%, (5.894% to 12-5-33, then Overnight SOFR + 1.866%), 12/05/2034 (A)	7,571,000	8,173,649
9.250%, (9.250% to 11-17-27, then 5 Year CMT + 4.969%), 11/17/2027 (A)(C)	1,922,000	2,099,908
BPCE SA 5.716%, (5.716% to 1-18-29, then 1 Year CMT + 1.959%), 01/18/2030 (A)	4,987,000	5,150,576
Cantor Fitzgerald LP 7.200%, 12/12/2028 (A)	10,635,000	11,281,121
Citigroup, Inc.
2.561%, (2.561% to 5-1-31, then Overnight SOFR + 1.167%), 05/01/2032	5,665,000	4,979,095
5.174%, (5.174% to 2-13-29, then Overnight SOFR + 1.364%), 02/13/2030	2,837,000	2,914,282
6.174%, (6.174% to 5-25-33, then Overnight SOFR + 2.661%), 05/25/2034	6,377,000	6,804,223
Citizens Financial Group, Inc.
3.250%, 04/30/2030	5,977,000	5,538,413
5.718%, (5.718% to 7-23-31, then Overnight SOFR + 1.910%), 07/23/2032	5,168,000	5,359,478
6.645%, (6.645% to 4-25-34, then Overnight SOFR + 2.325%), 04/25/2035	4,326,000	4,749,485
CNA Financial Corp. 2.050%, 08/15/2030	1,519,000	1,330,535
CNO Financial Group, Inc.
5.250%, 05/30/2029	7,460,000	7,550,235
6.450%, 06/15/2034	3,118,000	3,296,090
CNO Global Funding 4.950%, 09/09/2029 (A)	4,077,000	4,091,968
Comerica, Inc. 5.982%, (5.982% to 1-30-29, then Overnight SOFR + 2.155%), 01/30/2030	3,900,000	4,020,453
Corebridge Financial, Inc. 6.875%, (6.875% to 12-15-27, then 5 Year CMT + 3.846%), 12/15/2052	1,743,000	1,804,284
Credit Agricole SA
3.250%, 01/14/2030 (A)	10,897,000	10,101,946
6.316%, (6.316% to 10-3-28, then Overnight SOFR + 1.860%), 10/03/2029 (A)	6,642,000	7,062,664
Deutsche Bank AG 6.819%, (6.819% to 11-20-28, then Overnight SOFR + 2.510%), 11/20/2029	3,804,000	4,094,873
Discover Financial Services 6.700%, 11/29/2032	6,707,000	7,368,902
Enact Holdings, Inc. 6.250%, 05/28/2029	6,227,000	6,465,266
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
F&G Annuities & Life, Inc. 6.500%, 06/04/2029	$2,989,000	$3,078,613
Fifth Third Bancorp 6.339%, (6.339% to 7-27-28, then Overnight SOFR + 2.340%), 07/27/2029	5,190,000	5,516,591
Huntington Bancshares, Inc. 6.208%, (6.208% to 8-21-28, then Overnight SOFR + 2.020%), 08/21/2029	3,687,000	3,900,472
ING Groep NV
5.335%, (5.335% to 3-19-29, then Overnight SOFR + 1.440%), 03/19/2030	3,270,000	3,384,462
6.114%, (6.114% to 9-11-33, then Overnight SOFR + 2.090%), 09/11/2034	2,482,000	2,706,975
Jefferies Financial Group, Inc.
5.875%, 07/21/2028	4,205,000	4,386,450
6.200%, 04/14/2034	5,135,000	5,496,975
JPMorgan Chase & Co.
2.522%, (2.522% to 4-22-30, then Overnight SOFR + 2.040%), 04/22/2031	9,917,000	9,007,707
2.956%, (2.956% to 5-13-30, then 3 month CME Term SOFR + 2.515%), 05/13/2031	11,196,000	10,297,507
4.452%, (4.452% to 12-5-28, then 3 month CME Term SOFR + 1.592%), 12/05/2029	2,948,000	2,961,671
4.995%, (4.995% to 7-22-29, then Overnight SOFR + 1.125%), 07/22/2030	6,338,000	6,516,895
5.012%, (5.012% to 1-23-29, then Overnight SOFR + 1.310%), 01/23/2030	6,182,000	6,340,279
5.294%, (5.294% to 7-22-34, then Overnight SOFR + 1.460%), 07/22/2035	6,253,000	6,521,465
5.581%, (5.581% to 4-22-29, then Overnight SOFR + 1.160%), 04/22/2030	3,242,000	3,402,772
Lazard Group LLC
4.375%, 03/11/2029	4,640,000	4,599,923
6.000%, 03/15/2031	3,245,000	3,421,842
Lloyds Banking Group PLC 6.750%, (6.750% to 9-27-31, then 5 Year CMT + 3.150%), 09/27/2031 (B)(C)	3,624,000	3,622,996
M&T Bank Corp. 5.125%, (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%), 11/01/2026 (C)	5,760,000	5,693,874
Macquarie Airfinance Holdings, Ltd. 5.150%, 03/17/2030 (A)	1,381,000	1,384,004
Macquarie Bank, Ltd. 3.624%, 06/03/2030 (A)	4,283,000	4,001,317
MassMutual Global Funding II 4.350%, 09/17/2031 (A)	4,866,000	4,847,080
MetLife, Inc. 6.400%, (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%), 12/15/2036	5,277,000	5,595,066

167

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley
2.239%, (2.239% to 7-21-31, then Overnight SOFR + 1.178%), 07/21/2032	$3,782,000	$3,256,073
2.484%, (2.484% to 9-16-31, then Overnight SOFR + 1.360%), 09/16/2036	10,395,000	8,698,001
5.173%, (5.173% to 1-16-29, then Overnight SOFR + 1.450%), 01/16/2030	10,146,000	10,458,983
5.320%, (5.320% to 7-19-34, then Overnight SOFR + 1.555%), 07/19/2035	7,518,000	7,806,863
National Rural Utilities Cooperative Finance Corp. 4.850%, 02/07/2029	5,981,000	6,134,900
NatWest Group PLC 8.125%, (8.125% to 5-10-34, then 5 Year CMT + 3.752%), 11/10/2033 (C)	4,814,000	5,251,747
NMI Holdings, Inc. 6.000%, 08/15/2029	5,795,000	5,951,767
Nordea Bank ABP 6.300%, (6.300% to 3-25-32, then 5 Year CMT + 2.660%), 09/25/2031 (A)(C)	9,344,000	9,260,755
Radian Group, Inc. 6.200%, 05/15/2029	8,396,000	8,772,534
Regions Financial Corp.
5.502%, (5.502% to 9-6-34, then Overnight SOFR + 2.060%), 09/06/2035	6,045,000	6,151,582
5.722%, (5.722% to 6-6-29, then Overnight SOFR + 1.490%), 06/06/2030	6,553,000	6,788,443
SBL Holdings, Inc. 5.000%, 02/18/2031 (A)	4,428,000	4,049,143
Sixth Street Lending Partners 5.750%, 01/15/2030 (A)	2,920,000	2,909,602
Societe Generale SA
5.634%, (5.634% to 1-19-29, then 1 Year CMT + 1.750%), 01/19/2030 (A)	2,683,000	2,749,079
6.221%, (6.221% to 6-15-32, then 1 Year CMT + 3.200%), 06/15/2033 (A)(D)	3,471,000	3,583,513
Teachers Insurance & Annuity Association of America 4.270%, 05/15/2047 (A)	8,535,000	7,417,682
The Bank of New York Mellon Corp. 4.975%, (4.975% to 3-14-29, then Overnight SOFR + 1.085%), 03/14/2030	3,758,000	3,881,473
The Charles Schwab Corp.
5.643%, (5.643% to 5-19-28, then Overnight SOFR + 2.210%), 05/19/2029	2,576,000	2,689,565
5.853%, (5.853% to 5-19-33, then Overnight SOFR + 2.500%), 05/19/2034	3,582,000	3,835,574
6.196%, (6.196% to 11-17-28, then Overnight SOFR + 1.878%), 11/17/2029	7,054,000	7,540,649
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Goldman Sachs Group, Inc.
2.615%, (2.615% to 4-22-31, then Overnight SOFR + 1.281%), 04/22/2032	$20,507,000	$18,122,334
2.650%, (2.650% to 10-21-31, then Overnight SOFR + 1.264%), 10/21/2032	6,452,000	5,668,535
The PNC Financial Services Group, Inc.
5.582%, (5.582% to 6-12-28, then Overnight SOFR + 1.841%), 06/12/2029	10,631,000	11,065,596
5.939%, (5.939% to 8-18-33, then Overnight SOFR + 1.946%), 08/18/2034	5,814,000	6,269,309
6.250%, (6.250% to 3-15-30, then 7 Year CMT + 2.808%), 03/15/2030 (C)	3,312,000	3,363,310
8.317%, (3 month CME Term SOFR + 3.302%), 12/01/2024 (C)(E)	3,184,000	3,207,039
Truist Financial Corp.
5.153%, (5.153% to 8-5-31, then Overnight SOFR + 1.571%), 08/05/2032	6,104,000	6,251,805
5.435%, (5.435% to 1-24-29, then Overnight SOFR + 1.620%), 01/24/2030	7,465,000	7,726,723
5.867%, (5.867% to 6-8-33, then Overnight SOFR + 2.361%), 06/08/2034	5,481,000	5,826,781
7.161%, (7.161% to 10-30-28, then Overnight SOFR + 2.446%), 10/30/2029	3,637,000	3,986,601
Trust Fibra Uno 7.375%, 02/13/2034 (A)	6,024,000	6,201,790
U.S. Bancorp
5.384%, (5.384% to 1-23-29, then Overnight SOFR + 1.560%), 01/23/2030	2,790,000	2,897,435
5.836%, (5.836% to 6-10-33, then Overnight SOFR + 2.260%), 06/12/2034	5,750,000	6,139,424
UBS Group AG
5.428%, (5.428% to 2-8-29, then 1 Year CMT + 1.520%), 02/08/2030 (A)	4,850,000	5,014,032
6.301%, (6.301% to 9-22-33, then 1 Year CMT + 2.000%), 09/22/2034 (A)	3,758,000	4,124,857
9.250%, (9.250% to 11-13-28, then 5 Year CMT + 4.745%), 11/13/2028 (A)(C)	3,279,000	3,625,266
9.250%, (9.250% to 11-13-33, then 5 Year CMT + 4.758%), 11/13/2033 (A)(C)	2,445,000	2,883,472
Wells Fargo & Company
2.879%, (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%), 10/30/2030	7,430,000	6,891,388
3.350%, (3.350% to 3-2-32, then Overnight SOFR + 1.500%), 03/02/2033	19,630,000	17,945,267
5.198%, (5.198% to 1-23-29, then Overnight SOFR + 1.500%), 01/23/2030	9,722,000	10,022,573
		635,517,242

168

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care – 2.2%
Amgen, Inc. 5.250%, 03/02/2030 to 03/02/2033	$20,921,000	$21,796,916
Cencora, Inc. 2.800%, 05/15/2030	4,627,000	4,251,243
Centene Corp. 4.625%, 12/15/2029	13,358,000	13,071,898
Fresenius Medical Care US Finance III, Inc.
2.375%, 02/16/2031 (A)	10,844,000	9,172,258
3.750%, 06/15/2029 (A)	10,836,000	10,295,309
HCA, Inc. 5.450%, 04/01/2031	5,006,000	5,215,764
Icon Investments Six DAC 5.849%, 05/08/2029	3,334,000	3,504,081
IQVIA, Inc. 6.250%, 02/01/2029	3,483,000	3,702,150
Pfizer Investment Enterprises Pte, Ltd. 4.750%, 05/19/2033	5,990,000	6,105,595
Regeneron Pharmaceuticals, Inc. 1.750%, 09/15/2030	10,161,000	8,779,635
Solventum Corp.
5.400%, 03/01/2029 (A)	5,207,000	5,357,030
5.450%, 03/13/2031 (A)	9,411,000	9,701,660
Thermo Fisher Scientific, Inc. 4.977%, 08/10/2030	3,052,000	3,180,740
Universal Health Services, Inc. 2.650%, 10/15/2030	5,928,000	5,287,184
Viatris, Inc.
2.700%, 06/22/2030	9,127,000	8,110,470
4.000%, 06/22/2050	21,910,000	15,712,042
		133,243,975
Industrials – 3.2%
AerCap Ireland Capital DAC
3.000%, 10/29/2028	4,636,000	4,379,336
3.300%, 01/30/2032	13,314,000	12,015,866
Air Canada 2015-2 Class AA Pass Through Trust 3.750%, 06/15/2029 (A)	3,878,243	3,746,738
American Airlines 2014-1 Class A Pass Through Trust 3.700%, 10/01/2026	2,509,457	2,427,017
American Airlines 2016-1 Class A Pass Through Trust 4.100%, 01/15/2028	6,454,145	6,165,908
American Airlines 2016-1 Class AA Pass Through Trust 3.575%, 01/15/2028	5,652,117	5,449,671
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 02/15/2029	3,670,896	3,456,008
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 02/15/2029	4,324,338	4,126,303
American Airlines 2017-2 Class A Pass Through Trust 3.600%, 10/15/2029	3,859,138	3,560,516
American Airlines 2019-1 Class A Pass Through Trust 3.500%, 02/15/2032	6,667,395	5,967,718
American Airlines 2019-1 Class AA Pass Through Trust 3.150%, 02/15/2032	5,310,636	4,940,203
American Airlines 2021-1 Class A Pass Through Trust 2.875%, 07/11/2034	4,763,733	4,150,865
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
American Airlines 2021-1 Class B Pass Through Trust 3.950%, 07/11/2030	$1,148,820	$1,083,713
Ashtead Capital, Inc.
5.500%, 08/11/2032 (A)	7,146,000	7,310,847
5.550%, 05/30/2033 (A)	5,943,000	6,081,845
5.950%, 10/15/2033 (A)	6,014,000	6,334,330
BAE Systems PLC 5.250%, 03/26/2031 (A)	2,370,000	2,463,339
British Airways 2018-1 Class A Pass Through Trust 4.125%, 09/20/2031 (A)	1,386,879	1,314,068
British Airways 2020-1 Class A Pass Through Trust 4.250%, 11/15/2032 (A)	2,306,623	2,208,897
British Airways 2020-1 Class B Pass Through Trust 8.375%, 11/15/2028 (A)	1,437,736	1,508,635
CIMIC Finance USA Pty, Ltd. 7.000%, 03/25/2034 (A)	3,427,000	3,679,124
Concentrix Corp. 6.600%, 08/02/2028	6,397,000	6,673,158
DAE Funding LLC 3.375%, 03/20/2028 (A)	6,526,000	6,231,253
Delta Air Lines, Inc. 4.750%, 10/20/2028 (A)	6,881,678	6,873,529
Embraer Netherlands Finance BV 7.000%, 07/28/2030 (A)	7,399,000	8,057,718
Huntington Ingalls Industries, Inc. 4.200%, 05/01/2030	3,156,000	3,103,506
JetBlue 2019-1 Class AA Pass Through Trust 2.750%, 05/15/2032	5,559,355	4,972,578
Owens Corning
3.500%, 02/15/2030	1,563,000	1,484,489
5.700%, 06/15/2034	6,321,000	6,710,406
Quanta Services, Inc. 5.250%, 08/09/2034	3,151,000	3,221,252
Regal Rexnord Corp. 6.400%, 04/15/2033	3,541,000	3,787,147
SMBC Aviation Capital Finance DAC 2.300%, 06/15/2028 (A)	3,241,000	2,992,891
The Boeing Company 6.298%, 05/01/2029 (A)	2,331,000	2,452,415
Uber Technologies, Inc.
4.500%, 08/15/2029 (A)	4,275,000	4,238,276
4.800%, 09/15/2034	1,831,000	1,828,464
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 07/07/2028	6,474,162	6,022,404
United Airlines 2018-1 Class B Pass Through Trust 4.600%, 03/01/2026	1,560,888	1,539,351
United Airlines 2019-1 Class A Pass Through Trust 4.550%, 08/25/2031	2,194,811	2,038,087
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027	9,462,926	9,656,161
United Airlines 2023-1 Class A Pass Through Trust 5.800%, 01/15/2036	6,437,871	6,756,596
United Airlines 2024-1 Class A Pass Through Trust 5.875%, 02/15/2037	4,980,000	5,130,491

169

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
United Airlines 2024-1 Class AA Pass Through Trust 5.450%, 02/15/2037	$5,416,000	$5,636,429
		191,777,548
Information technology – 2.7%
Atlassian Corp. 5.250%, 05/15/2029	3,608,000	3,728,891
Autodesk, Inc. 2.850%, 01/15/2030	2,698,000	2,506,529
Broadcom, Inc.
3.419%, 04/15/2033 (A)	10,457,000	9,501,253
3.469%, 04/15/2034 (A)	3,032,000	2,730,304
4.550%, 02/15/2032	2,361,000	2,359,200
4.750%, 04/15/2029	15,949,000	16,201,295
CDW LLC
5.100%, 03/01/2030	1,946,000	1,972,327
5.550%, 08/22/2034	2,595,000	2,655,050
Dell International LLC
5.300%, 10/01/2029	2,419,000	2,519,562
5.400%, 04/15/2034	12,507,000	13,051,129
Flex, Ltd. 5.250%, 01/15/2032	1,770,000	1,786,596
Foundry JV Holdco LLC
5.875%, 01/25/2034 (A)	4,745,000	4,834,084
6.150%, 01/25/2032 (A)	11,141,000	11,586,108
Gartner, Inc. 4.500%, 07/01/2028 (A)	5,454,000	5,398,151
Marvell Technology, Inc. 5.950%, 09/15/2033	7,786,000	8,367,262
Micron Technology, Inc.
2.703%, 04/15/2032	4,217,000	3,683,936
5.300%, 01/15/2031	2,835,000	2,945,749
5.327%, 02/06/2029	6,147,000	6,351,564
6.750%, 11/01/2029	11,139,000	12,238,350
Motorola Solutions, Inc.
2.300%, 11/15/2030	8,185,000	7,221,425
2.750%, 05/24/2031	7,931,000	7,094,933
Oracle Corp.
2.950%, 04/01/2030	5,548,000	5,158,943
5.550%, 02/06/2053	9,475,000	9,696,248
Qorvo, Inc.
3.375%, 04/01/2031 (A)	4,008,000	3,588,539
4.375%, 10/15/2029	3,050,000	2,955,024
TD SYNNEX Corp.
2.650%, 08/09/2031	3,461,000	2,965,427
6.100%, 04/12/2034	2,764,000	2,924,908
VMware LLC 4.700%, 05/15/2030	8,734,000	8,799,382
		164,822,169
Materials – 0.3%
Cemex SAB de CV 3.875%, 07/11/2031 (A)	5,818,000	5,356,297
Freeport-McMoRan, Inc.
5.400%, 11/14/2034	5,345,000	5,543,364
5.450%, 03/15/2043	6,996,000	7,026,050
		17,925,711
Real estate – 0.8%
American Homes 4 Rent LP 4.250%, 02/15/2028	2,534,000	2,512,684
American Tower Corp.
3.800%, 08/15/2029	9,785,000	9,520,036
5.200%, 02/15/2029	5,450,000	5,628,562
CoStar Group, Inc. 2.800%, 07/15/2030 (A)	7,216,000	6,500,973
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
GLP Capital LP
3.250%, 01/15/2032	$1,916,000	$1,694,988
4.000%, 01/15/2030	2,026,000	1,934,533
Prologis Targeted U.S. Logistics Fund LP 5.250%, 04/01/2029 to 01/15/2035 (A)	13,629,000	13,984,227
VICI Properties LP 5.125%, 05/15/2032	10,587,000	10,630,026
		52,406,029
Utilities – 2.7%
American Electric Power Company, Inc. 5.625%, 03/01/2033	1,903,000	2,007,756
Atlantica Transmision Sur SA 6.875%, 04/30/2043 (A)	2,438,705	2,622,878
Constellation Energy Generation LLC
6.125%, 01/15/2034	2,070,000	2,274,953
6.500%, 10/01/2053	3,014,000	3,483,604
Dominion Energy, Inc.
3.375%, 04/01/2030	4,662,000	4,418,524
6.875%, (6.875% to 2-1-30, then 5 Year CMT + 2.386%), 02/01/2055	4,416,000	4,690,105
7.000%, (7.000% to 6-1-34, then 5 Year CMT + 2.511%), 06/01/2054	2,015,000	2,200,031
Duke Energy Carolinas LLC 4.950%, 01/15/2033	5,550,000	5,721,265
Duke Energy Corp.
2.450%, 06/01/2030	1,606,000	1,448,760
5.750%, 09/15/2033	6,656,000	7,158,483
Electricite de France SA 5.650%, 04/22/2029 (A)	8,269,000	8,682,835
Eversource Energy 5.125%, 05/15/2033	5,079,000	5,165,157
Georgia Power Company 4.950%, 05/17/2033	3,179,000	3,267,981
Indianapolis Power & Light Company 5.650%, 12/01/2032 (A)	8,633,000	9,120,102
National Grid PLC 5.809%, 06/12/2033	7,640,000	8,170,481
NextEra Energy Capital Holdings, Inc.
2.250%, 06/01/2030	12,787,000	11,429,189
6.700%, (6.700% to 9-1-29, then 5 Year CMT + 2.364%), 09/01/2054	6,061,000	6,358,001
NiSource, Inc.
1.700%, 02/15/2031	1,555,000	1,312,768
3.600%, 05/01/2030	4,265,000	4,095,300
NRG Energy, Inc.
4.450%, 06/15/2029 (A)	4,211,000	4,115,014
7.000%, 03/15/2033 (A)	6,323,000	7,023,968
Pacific Gas & Electric Company
4.950%, 07/01/2050	2,999,000	2,727,194
5.800%, 05/15/2034	2,897,000	3,061,696
San Diego Gas & Electric Company 4.950%, 08/15/2028	9,947,000	10,220,933
Sempra
5.500%, 08/01/2033	5,830,000	6,113,853
6.875%, (6.875% to 10-1-29, then 5 Year CMT + 2.789%), 10/01/2054	4,358,000	4,517,281
The Southern Company
5.200%, 06/15/2033	2,123,000	2,199,928
5.700%, 03/15/2034	5,353,000	5,745,464
Vistra Operations Company LLC
4.300%, 07/15/2029 (A)	9,835,000	9,638,911
6.000%, 04/15/2034 (A)	6,950,000	7,427,201

170

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Vistra Operations Company LLC (continued)
6.950%, 10/15/2033 (A)	$4,932,000	$5,560,317
		161,979,933
TOTAL CORPORATE BONDS (Cost $1,800,159,396)		$1,810,580,575
MUNICIPAL BONDS – 0.4%
Foothill-Eastern Transportation Corridor Agency (California) 4.094%, 01/15/2049	5,178,000	4,497,903
Golden State Tobacco Securitization Corp. (California) 4.214%, 06/01/2050	4,967,000	3,866,825
Maryland Health & Higher Educational Facilities Authority 3.197%, 07/01/2050	8,929,000	6,582,271
Ohio Turnpike & Infrastructure Commission 3.216%, 02/15/2048	2,540,000	2,019,197
Regents of the University of California Medical Center 3.006%, 05/15/2050	8,900,000	6,419,705
TOTAL MUNICIPAL BONDS (Cost $30,627,723)		$23,385,901
COLLATERALIZED MORTGAGE OBLIGATIONS – 4.4%
Commercial and residential – 3.4%
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1, 0.990%, 04/25/2053 (A)(F)	1,628,776	1,538,498
Series 2021-4, Class A1, 1.035%, 01/20/2065 (A)(F)	4,648,473	3,900,560
Series 2021-5, Class A1, 0.951%, 07/25/2066 (A)(F)	4,047,192	3,502,698
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter), 4.800%, 11/26/2068 (A)	4,192,978	4,179,764
Series 2024-5, Class A1 (4.950% to 4-1-28, then 5.950% thereafter), 4.950%, 07/25/2068 (A)	7,051,703	7,039,590
Arroyo Mortgage Trust Series 2021-1R, Class A1 1.175%, 10/25/2048 (A)(F)	2,352,464	2,096,334
BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class A 3.218%, 04/14/2033 (A)	2,121,000	2,088,081
BBCMS Mortgage Trust
Series 2020-C6, Class A2, 2.690%, 02/15/2053	1,980,000	1,890,070
Series 2024-5C29, Class A3, 5.208%, 09/15/2057	7,135,000	7,333,098
BRAVO Residential Funding Trust Series 2021-NQM1, Class A1 0.941%, 02/25/2049 (A)(F)	2,062,645	1,889,424
BX Trust
Series 2021-MFM1, Class D (1 month CME Term SOFR + 1.614%), 6.711%, 01/15/2034 (A)(E)	1,344,000	1,328,460
Series 2022-CLS, Class A, 5.760%, 10/13/2027 (A)	3,485,000	3,518,523
BXHPP Trust Series 2021-FILM, Class C (1 month CME Term SOFR + 1.214%) 6.311%, 08/15/2036 (A)(E)	11,543,000	10,827,916
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Cantor Commercial Real Estate Lending Series 2019-CF1, Class A2 3.623%, 05/15/2052	$5,705,815	$5,581,750
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A2, 2.708%, 02/15/2053	6,905,000	6,661,998
Series 2023-SMRT, Class A, 6.015%, 10/12/2040 (A)(F)	4,564,000	4,717,921
COLT Mortgage Loan Trust
Series 2021-2, Class A1, 0.924%, 08/25/2066 (A)(F)	2,776,954	2,320,061
Series 2021-3, Class A1, 0.956%, 09/27/2066 (A)(F)	4,488,307	3,721,914
Series 2021-HX1, Class A1, 1.110%, 10/25/2066 (A)(F)	2,756,574	2,348,249
COLT Trust Series 2020-RPL1, Class A1 1.390%, 01/25/2065 (A)(F)	7,834,253	6,765,206
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) Series 2020-CX, Class D 2.773%, 11/10/2046 (A)(F)	4,291,000	3,393,463
Commercial Mortgage Trust (Deutsche Bank AG) Series 2020-CBM, Class A2 2.896%, 02/10/2037 (A)	3,156,000	3,100,673
Credit Suisse Mortgage Capital Certificates
Series 2020-NET, Class A, 2.257%, 08/15/2037 (A)	1,197,476	1,154,045
Series 2021-AFC1, Class A1, 0.830%, 03/25/2056 (A)(F)	5,794,425	4,822,382
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (A)(F)	1,183,069	1,055,990
Series 2021-NQM3, Class A1, 1.015%, 04/25/2066 (A)(F)	1,880,495	1,622,056
Series 2021-NQM5, Class A1, 0.938%, 05/25/2066 (A)(F)	2,297,783	1,956,526
Series 2021-NQM6, Class A1, 1.174%, 07/25/2066 (A)(F)	5,715,733	4,908,889
Series 2021-RPL2, Class A1A, 1.115%, 01/25/2060 (A)(F)	7,651,694	6,520,927
DBJPM Mortgage Trust Series 2020-C9, Class A2 1.900%, 08/15/2053	4,748,570	4,515,080
Deephaven Residential Mortgage Trust Series 2021-2, Class A1 0.899%, 04/25/2066 (A)(F)	3,327,507	2,940,816
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, 0.797%, 02/25/2066 (A)(F)	567,312	492,272
Series 2021-2, Class A1, 0.931%, 06/25/2066 (A)(F)	3,263,212	2,737,658
Flagstar Mortgage Trust Series 2021-1, Class A2 2.500%, 02/01/2051 (A)(F)	6,723,540	5,654,174
GCAT Trust
Series 2021-NQM1, Class A1, 0.874%, 01/25/2066 (A)(F)	1,344,005	1,165,224
Series 2021-NQM2, Class A1, 1.036%, 05/25/2066 (A)(F)	1,475,590	1,263,189
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (A)(F)	3,078,251	2,671,714

171

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
GS Mortgage Securities Trust Series 2020-UPTN, Class A 2.751%, 02/10/2037 (A)	$2,093,000	$2,072,144
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1, 1.382%, 09/27/2060 (A)(F)	749,809	705,085
Series 2021-NQM1, Class A1, 1.017%, 07/25/2061 (A)(F)	1,870,744	1,669,583
Imperial Fund Mortgage Trust Series 2021-NQM1, Class A1 1.071%, 06/25/2056 (A)(F)	2,480,182	2,156,438
MFA Trust Series 2021-NQM1, Class A1 1.153%, 04/25/2065 (A)(F)	1,772,270	1,655,092
New Residential Mortgage Loan Trust Series 2020-1A, Class A1B 3.500%, 10/25/2059 (A)(F)	2,117,501	2,002,866
NMLT Trust Series 2021-INV1, Class A1 1.185%, 05/25/2056 (A)(F)	4,925,203	4,234,504
NYMT Loan Trust Series 2022-CP1, Class A1 2.042%, 07/25/2061 (A)	1,438,543	1,339,582
OBX Trust
Series 2020-EXP2, Class A3, 2.500%, 05/25/2060 (A)(F)	1,832,523	1,563,077
Series 2021-NQM2, Class A1, 1.101%, 05/25/2061 (A)(F)	3,328,622	2,747,004
Series 2021-NQM3, Class A1, 1.054%, 07/25/2061 (A)(F)	4,680,450	3,869,729
Provident Funding Mortgage Trust Series 2020-F1, Class A2 2.000%, 01/25/2036 (A)(F)	4,197,961	3,729,395
SLG Office Trust Series 2021-OVA, Class C 2.851%, 07/15/2041 (A)	8,579,000	7,291,226
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, 0.943%, 05/25/2065 (A)(F)	1,455,541	1,355,453
Series 2022-1, Class A1, 2.447%, 12/25/2066 (A)(F)	4,942,922	4,416,106
Towd Point Mortgage Trust
Series 2018-4, Class A1, 3.000%, 06/25/2058 (A)(F)	2,088,949	1,980,516
Series 2019-4, Class A1, 2.900%, 10/25/2059 (A)(F)	2,528,223	2,427,386
Series 2020-4, Class A1, 1.750%, 10/25/2060 (A)	3,367,976	3,061,470
Series 2024-1, Class A1, 4.526%, 03/25/2064 (A)(F)	6,825,715	6,898,216
Series 2024-3, Class A1A, 5.134%, 07/25/2065 (A)(F)	3,801,622	3,840,930
Verus Securitization Trust
Series 2020-5, Class A1 (1.218% to 10-1-24, then 2.218% thereafter), 1.218%, 05/25/2065 (A)	1,060,581	1,015,964
Series 2021-1, Class A1, 0.815%, 01/25/2066 (A)(F)	2,347,077	2,120,356
Series 2021-3, Class A1, 1.046%, 06/25/2066 (A)(F)	2,814,908	2,461,251
Series 2021-4, Class A1, 0.938%, 07/25/2066 (A)(F)	2,596,426	2,221,256
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Verus Securitization Trust (continued)
Series 2021-5, Class A1, 1.013%, 09/25/2066 (A)(F)	$2,536,554	$2,169,579
Series 2021-R2, Class A1, 0.918%, 02/25/2064 (A)(F)	2,124,700	1,945,510
Visio Trust Series 2020-1R, Class A1 1.312%, 11/25/2055 (A)	1,552,476	1,476,103
		205,651,014
U.S. Government Agency – 1.0%
Federal Home Loan Mortgage Corp. Series K048, Class X1 IO 0.317%, 06/25/2025	144,980,499	124,799
Government National Mortgage Association
Series 2012-114, Class IO, 0.626%, 01/16/2053	12,061,331	189,123
Series 2016-174, Class IO, 0.895%, 11/16/2056	9,389,743	401,561
Series 2017-109, Class IO, 0.229%, 04/16/2057	11,281,282	163,122
Series 2017-124, Class IO, 0.627%, 01/16/2059	11,690,043	409,017
Series 2017-135, Class IO, 0.715%, 10/16/2058	38,668,063	1,392,472
Series 2017-140, Class IO, 0.486%, 02/16/2059	18,718,884	550,051
Series 2017-159, Class IO, 0.431%, 06/16/2059	26,491,393	694,671
Series 2017-20, Class IO, 0.522%, 12/16/2058	24,609,170	584,123
Series 2017-22, Class IO, 0.750%, 12/16/2057	11,984,620	441,505
Series 2017-41, Class IO, 0.567%, 07/16/2058	8,029,885	215,260
Series 2017-46, Class IO, 0.651%, 11/16/2057	12,410,150	471,114
Series 2017-61, Class IO, 0.701%, 05/16/2059	14,109,419	518,298
Series 2018-158, Class IO, 0.791%, 05/16/2061	19,620,300	1,133,433
Series 2018-69, Class IO, 0.606%, 04/16/2060	20,674,676	933,329
Series 2019-131, Class IO, 0.803%, 07/16/2061	26,324,502	1,509,460
Series 2020-100, Class IO, 0.785%, 05/16/2062	28,005,227	1,685,066
Series 2020-108, Class IO, 0.847%, 06/16/2062	67,596,311	3,943,880
Series 2020-114, Class IO, 0.801%, 09/16/2062	66,635,751	3,855,978
Series 2020-118, Class IO, 0.883%, 06/16/2062	48,796,439	2,931,114
Series 2020-119, Class IO, 0.606%, 08/16/2062	26,857,739	1,267,779
Series 2020-120, Class IO, 0.768%, 05/16/2062	15,177,973	901,345
Series 2020-137, Class IO, 0.796%, 09/16/2062	86,550,844	5,034,221
Series 2020-150, Class IO, 0.964%, 12/16/2062	43,876,707	2,926,844
Series 2020-170, Class IO, 0.835%, 11/16/2062	56,760,084	3,669,227

172

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2020-92, Class IO, 0.879%, 02/16/2062	$64,260,728	$3,960,781
Series 2021-10, Class IO, 0.986%, 05/16/2063	41,019,324	2,990,419
Series 2021-11, Class IO, 1.021%, 12/16/2062	63,698,209	4,608,432
Series 2021-203, Class IO, 0.869%, 07/16/2063	53,810,717	3,525,899
Series 2021-3, Class IO, 0.869%, 09/16/2062	74,595,265	4,788,322
Series 2021-40, Class IO, 0.821%, 02/16/2063	19,319,662	1,199,598
Series 2022-181, Class IO, 0.717%, 07/16/2064	20,287,531	1,322,157
Series 2022-21, Class IO, 0.784%, 10/16/2063	18,473,653	1,095,249
Series 2023-197, Class IO, 1.317%, 09/16/2065	13,206,782	1,169,655
		60,607,304
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $350,447,445)		$266,258,318
ASSET BACKED SECURITIES – 7.3%
ABPCI Direct Lending Fund I, Ltd. Series 2020-1A, Class A 3.199%, 12/29/2030 (A)	4,889,838	4,787,073
AGL Core CLO, Ltd. Series 2024-31A, Class A (3 month CME Term SOFR + 1.400%) 6.600%, 07/20/2037 (A)(E)	5,442,000	5,468,230
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 1.937%, 08/15/2046 (A)	1,331,000	1,261,501
Series 2023-2A, Class A2 6.500%, 11/16/2048 (A)	4,198,000	4,313,623
AMSR Trust Series 2021-SFR1, Class B 2.153%, 06/17/2038 (A)	5,614,000	5,128,686
APIDOS CLO XLVIII, Ltd. Series 2024-48A, Class A1 (3 month CME Term SOFR + 1.440%) 6.755%, 07/25/2037 (A)(E)	3,679,000	3,690,125
Aqua Finance Trust Series 2021-A, Class A 1.540%, 07/17/2046 (A)	1,902,094	1,755,494
Arby's Funding LLC Series 2020-1A, Class A2 3.237%, 07/30/2050 (A)	8,785,920	8,388,217
Avis Budget Rental Car Funding AESOP LLC Series 2024-1A, Class A 5.360%, 06/20/2030 (A)	5,559,000	5,713,312
Bain Capital Credit CLO, Ltd. Series 2024-2A, Class A1 (3 month CME Term SOFR + 1.520%) 6.846%, 07/15/2037 (A)(E)	3,426,000	3,450,321
Ballyrock CLO, Ltd. Series 2024-26A, Class A1A (3 month CME Term SOFR + 1.510%) 6.844%, 07/25/2037 (A)(E)	2,734,000	2,741,010
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Battalion CLO XXV, Ltd. Series 2024-25A, Class A (3 month CME Term SOFR + 1.630%) 6.902%, 03/13/2037 (A)(E)	$2,371,000	$2,385,501
Beacon Container Finance II LLC Series 2021-1A, Class A 2.250%, 10/22/2046 (A)	5,943,625	5,459,941
Capital Automotive REIT
Series 2024-2A, Class A2 5.250%, 05/15/2054 (A)	1,915,983	1,914,391
Series 2024-3A, Class A1 4.400%, 10/15/2054 (A)	4,146,000	4,076,383
CARS-DB7 LP Series 2023-1A, Class A1 5.750%, 09/15/2053 (A)	7,534,080	7,627,127
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 1.690%, 07/15/2060 (A)	7,713,700	7,463,883
Series 2021-1A, Class A1 1.530%, 03/15/2061 (A)	6,834,630	6,420,803
CLI Funding VI LLC Series 2020-1A, Class A 2.080%, 09/18/2045 (A)	6,473,190	5,985,984
CLI Funding VIII LLC
Series 2021-1A, Class A 1.640%, 02/18/2046 (A)	4,480,066	4,084,342
Series 2022-1A, Class A 2.720%, 01/18/2047 (A)	4,221,373	3,861,006
Compass Datacenters Issuer II LLC Series 2024-1A, Class A1 5.250%, 02/25/2049 (A)	4,135,000	4,170,873
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 4.300%, 04/20/2048 (A)	6,638,000	6,427,326
Series 2024-2A, Class A2 4.500%, 05/20/2049 (A)	6,239,000	6,069,911
DataBank Issuer
Series 2021-1A, Class A2 2.060%, 02/27/2051 (A)	10,204,000	9,729,152
Series 2021-2A, Class A2 2.400%, 10/25/2051 (A)	7,833,000	7,388,693
DB Master Finance LLC
Series 2017-1A, Class A2II 4.030%, 11/20/2047 (A)	2,747,030	2,694,826
Series 2021-1A, Class A2I 2.045%, 11/20/2051 (A)	9,934,088	9,414,182
Diamond Infrastructure Funding LLC Series 2021-1A, Class A 1.760%, 04/15/2049 (A)	7,537,000	7,012,894
Domino's Pizza Master Issuer LLC
Series 2017-1A, Class A23 4.118%, 07/25/2047 (A)	7,108,280	6,980,310
Series 2019-1A, Class A2 3.668%, 10/25/2049 (A)	2,664,000	2,533,195
Series 2021-1A, Class A2I 2.662%, 04/25/2051 (A)	5,659,950	5,214,423
Driven Brands Funding LLC
Series 2020-2A, Class A2 3.237%, 01/20/2051 (A)	5,442,600	5,124,579
Series 2021-1A, Class A2 2.791%, 10/20/2051 (A)	6,482,685	5,883,573
Series 2024-1A, Class A2 6.372%, 10/20/2054 (A)	7,244,000	7,525,947
Elmwood CLO IV, Ltd. Series 2020-1A, Class AR (3 month CME Term SOFR + 1.460%) 6.783%, 04/18/2037 (A)(E)	4,059,000	4,083,313

173

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
ExteNet Issuer LLC Series 2024-1A, Class A2 5.335%, 07/25/2054 (A)	$6,316,000	$6,385,108
FirstKey Homes Trust Series 2021-SFR1, Class C 1.888%, 08/17/2038 (A)	8,099,000	7,635,603
GM Financial Revolving Receivables Trust Series 2024-1, Class A 4.980%, 12/11/2036 (A)	3,257,000	3,343,734
GMF Floorplan Owner Revolving Trust Series 2024-2A, Class A 5.060%, 03/15/2031 (A)	7,413,000	7,637,283
GoldenTree Loan Management US CLO, Ltd. Series 2024-20A, Class A (3 month CME Term SOFR + 1.450%) 6.783%, 07/20/2037 (A)(E)	2,414,000	2,427,084
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 3.208%, 01/22/2029 (A)	2,447,009	2,391,856
Series 2021-1A, Class A2 2.773%, 04/20/2029 (A)	4,392,263	4,294,187
HI-FI Music IP Issuer LP Series 2022-1A, Class A2 3.939%, 02/01/2062 (A)	6,407,000	6,216,801
Hotwire Funding LLC
Series 2021-1, Class A2 2.311%, 11/20/2051 (A)	5,233,000	4,948,196
Series 2023-1A, Class A2 5.687%, 05/20/2053 (A)	5,414,000	5,545,088
Invitation Homes Trust Series 2024-SFR1, Class A 4.000%, 09/17/2041 (A)	6,366,000	6,179,758
Magnetite XL, Ltd. Series 2024-40A, Class A1 (3 month CME Term SOFR + 1.450%) 6.782%, 07/15/2037 (A)(E)	3,851,000	3,862,534
MetroNet Infrastructure Issuer LLC
Series 2023-1A, Class A2 6.560%, 04/20/2053 (A)	3,616,000	3,756,496
Series 2024-1A, Class A2 6.230%, 04/20/2054 (A)	5,456,000	5,624,252
Monroe Capital Funding, Ltd. Series 2021-1A, Class A2 2.815%, 04/22/2031 (A)	6,403,493	6,142,293
Navient Student Loan Trust Series 2020-2A, Class A1A 1.320%, 08/26/2069 (A)	2,456,418	2,190,664
Neighborly Issuer LLC
Series 2021-1A, Class A2 3.584%, 04/30/2051 (A)	8,980,335	8,321,007
Series 2022-1A, Class A2 3.695%, 01/30/2052 (A)	4,253,925	3,891,126
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.910%, 10/20/2061 (A)	8,463,000	7,800,426
Series 2021-1, Class B1 2.410%, 10/20/2061 (A)	4,174,000	3,755,688
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A 3.844%, 12/25/2025 (A)	1,067,787	1,047,778
Series 2021-FHT1, Class A 3.104%, 07/25/2026 (A)	886,691	854,966
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
OHA Credit Partners XI, Ltd. Series 2015-11A, Class A1R2 (3 month CME Term SOFR + 1.460%) 6.742%, 04/20/2037 (A)(E)	$2,828,000	$2,842,751
Palmer Square CLO, Ltd. Series 2024-2A, Class A1 (3 month CME Term SOFR + 1.400%) 6.694%, 07/20/2037 (A)(E)	2,964,000	2,969,928
Progress Residential Trust Series 2024-SFR1, Class A 3.350%, 02/17/2041 (A)	5,035,743	4,775,415
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A 5.000%, 09/15/2048 (A)	7,117,000	7,095,879
SCF Equipment Leasing LLC Series 2021-1A, Class B 1.370%, 08/20/2029 (A)	3,434,497	3,394,861
SEB Funding LLC Series 2024-1A, Class A2 7.386%, 04/30/2054 (A)	5,614,000	5,788,044
SERVPRO Master Issuer LLC
Series 2021-1A, Class A2 2.394%, 04/25/2051 (A)	4,971,983	4,529,345
Series 2024-1A, Class A2 6.174%, 01/25/2054 (A)	2,681,525	2,756,245
Sesac Finance LLC Series 2019-1, Class A2 5.216%, 07/25/2049 (A)	3,363,950	3,348,767
SMB Private Education Loan Trust
Series 2021-A, Class APT2 1.070%, 01/15/2053 (A)	1,584,259	1,423,315
Series 2024-A, Class A1A 5.240%, 03/15/2056 (A)	5,083,006	5,210,556
Series 2024-E, Class A1A 5.090%, 10/16/2056 (A)	4,575,000	4,640,334
Sonic Capital LLC
Series 2020-1A, Class A2I 3.845%, 01/20/2050 (A)	4,645,244	4,508,958
Series 2020-1A, Class A2II 4.336%, 01/20/2050 (A)	4,063,030	3,887,006
Series 2021-1A, Class A2I 2.190%, 08/20/2051 (A)	4,440,660	3,982,911
Subway Funding LLC
Series 2024-1A, Class A2I 6.028%, 07/30/2054 (A)	2,897,000	2,988,925
Series 2024-1A, Class A2II 6.268%, 07/30/2054 (A)	2,596,000	2,680,945
Series 2024-3A, Class A23 5.914%, 07/30/2054 (A)	6,273,000	6,277,926
Sunbird Engine Finance LLC Series 2020-1A, Class A 3.671%, 02/15/2045 (A)	1,206,892	1,157,738
Switch ABS Issuer LLC Series 2024-2A, Class A2 5.436%, 06/25/2054 (A)	1,852,000	1,871,305
Taco Bell Funding LLC Series 2021-1A, Class A2I 1.946%, 08/25/2051 (A)	8,557,575	8,019,863
TIF Funding II LLC
Series 2020-1A, Class A 2.090%, 08/20/2045 (A)	6,242,023	5,819,064
Series 2021-1A, Class A 1.650%, 02/20/2046 (A)	3,674,047	3,295,413
Tricon American Homes Trust Series 2020-SFR2, Class A 1.482%, 11/17/2039 (A)	5,626,961	5,187,648

174

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Triton Container Finance VIII LLC
Series 2020-1A, Class A 2.110%, 09/20/2045 (A)	$7,776,120	$7,157,065
Series 2021-1A, Class A 1.860%, 03/20/2046 (A)	4,884,483	4,414,096
Vantage Data Centers LLC Series 2020-2A, Class A2 1.992%, 09/15/2045 (A)	4,913,000	4,506,327
VCP RRL ABS I, Ltd. Series 2021-1A, Class A 2.152%, 10/20/2031 (A)	1,450,503	1,378,620
Verizon Master Trust Series 2024-5, Class A 5.000%, 06/21/2032 (A)	10,877,000	11,235,640
VR Funding LLC Series 2020-1A, Class A 2.790%, 11/15/2050 (A)	5,173,884	4,792,611
Wendy's Funding LLC Series 2021-1A, Class A2I 2.370%, 06/15/2051 (A)	6,389,862	5,751,876
Willis Engine Structured Trust V Series 2020-A, Class A 3.228%, 03/15/2045 (A)	1,525,453	1,397,875
Wingstop Funding LLC Series 2020-1A, Class A2 2.841%, 12/05/2050 (A)	11,099,965	10,437,185
Zaxby's Funding LLC Series 2021-1A, Class A2 3.238%, 07/30/2051 (A)	4,221,440	3,880,713
TOTAL ASSET BACKED SECURITIES (Cost $456,221,513)		$443,887,228
SHORT-TERM INVESTMENTS – 0.3%
Short-term funds – 0.3%
John Hancock Collateral Trust, 4.8110% (G)(H)	1,992,587	19,931,050
TOTAL SHORT-TERM INVESTMENTS (Cost $19,931,701)		$19,931,050
Total Investments (Select Bond Trust) (Cost $6,191,882,879) – 99.5%		$6,019,916,852
Other assets and liabilities, net – 0.5%		27,250,561
TOTAL NET ASSETS – 100.0%		$6,047,167,413
Select Bond Trust (continued)
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,064,463,987 or 17.6% of the fund's net assets as of 9-30-24.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	All or a portion of this security is on loan as of 9-30-24. The value of securities on loan amounted to $2,024,443.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	The rate shown is the annualized seven-day yield as of 9-30-24.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $2,066,394.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	566	Long	Dec 2024	$65,025,000	$64,683,188	$(341,812)
						$(341,812)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Short Term Government Income Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 94.6%
U.S. Government – 52.1%
U.S. Treasury Notes
3.375%, 09/15/2027	$1,500,000	$1,492,383
3.500%, 01/31/2028 to 09/30/2029	47,000,000	46,872,527
Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
3.750%, 08/15/2027	$14,560,000	$14,629,387
4.000%, 02/29/2028	2,000,000	2,027,188

175

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
4.125%, 03/31/2029	$1,600,000	$1,636,313
4.250%, 06/30/2029	2,500,000	2,573,047
4.375%, 12/15/2026	12,750,000	12,952,207
		82,183,052
U.S. Government Agency – 42.5%
Federal Agricultural Mortgage Corp. 5.590%, 05/14/2029	4,000,000	4,020,720
Federal Farm Credit Bank
0.500%, 02/04/2026	5,000,000	4,778,911
0.680%, 01/13/2027	6,000,000	5,597,757
1.600%, 12/14/2026	2,000,000	1,906,947
3.370%, 12/08/2025	2,000,000	1,983,927
4.600%, 01/02/2029 (A)	2,500,000	2,497,604
Federal Home Loan Bank
0.900%, 02/26/2027	2,000,000	1,865,050
1.000%, 03/23/2026	1,950,000	1,869,021
1.100%, 07/13/2026 to 08/20/2026	3,000,000	2,858,336
2.750%, 03/25/2027	2,600,000	2,538,101
4.150%, 09/18/2029	2,500,000	2,494,656
Federal Home Loan Mortgage Corp.
0.800%, 10/27/2026	2,000,000	1,882,236
2.500%, 09/01/2034	1,236,529	1,168,488
3.000%, 07/01/2030 to 12/01/2032	1,193,040	1,166,456
3.500%, 04/01/2032	562,682	555,447
4.050%, 08/28/2025	2,000,000	1,995,845
4.250%, 08/25/2027	2,000,000	2,000,426
4.800%, 10/01/2026	4,000,000	3,998,797
6.000%, 10/01/2052 to 03/01/2054	2,794,555	2,882,993
6.389%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.618%), 05/01/2045 (B)	223,321	229,742
7.000%, 04/01/2031 to 04/01/2032	181	188
Federal National Mortgage Association
1.875%, 09/24/2026	3,500,000	3,377,111
2.500%, 10/01/2027 to 09/01/2034	1,388,122	1,318,382
3.000%, 03/01/2028 to 09/01/2034	3,175,230	3,102,632
3.500%, 07/01/2031 to 06/01/2034	2,260,407	2,229,252
4.050%, 09/23/2027	5,000,000	4,994,128
5.750%, 05/15/2029	2,500,000	2,498,256
6.000%, 08/01/2053 to 11/01/2053	1,121,112	1,156,601
6.500%, 01/01/2039	184,270	194,164
7.000%, 12/01/2026 to 01/01/2029	372	385
8.000%, 09/01/2029 to 09/01/2030	479	500
		67,163,059
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $150,885,442)		$149,346,111
MUNICIPAL BONDS – 3.1%
City of Houston, GO (Texas) 2.110%, 03/01/2025	1,000,000	990,715
City of New York, GO 1.990%, 10/01/2026	1,000,000	964,050
County of Orange (Florida) 2.280%, 01/01/2026	1,000,000	978,896
Los Angeles Unified School District, GO (California) 1.540%, 09/15/2025	1,000,000	974,405
State of California, GO 2.375%, 10/01/2026	1,000,000	973,265
TOTAL MUNICIPAL BONDS (Cost $5,004,398)		$4,881,331
Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.5%
U.S. Government Agency – 0.5%
Government National Mortgage Association
Series 2012-114, Class IO, 0.626%, 01/16/2053	$821,363	$12,879
Series 2017-109, Class IO, 0.229%, 04/16/2057	838,176	12,120
Series 2017-124, Class IO, 0.627%, 01/16/2059	698,965	24,456
Series 2017-140, Class IO, 0.486%, 02/16/2059	623,142	18,311
Series 2017-20, Class IO, 0.522%, 12/16/2058	1,525,216	36,203
Series 2017-41, Class IO, 0.567%, 07/16/2058	723,866	19,405
Series 2017-46, Class IO, 0.651%, 11/16/2057	1,109,069	42,102
Series 2017-61, Class IO, 0.701%, 05/16/2059	486,186	17,860
Series 2017-74, Class IO, 0.427%, 09/16/2058	1,245,294	23,310
Series 2017-89, Class IO, 0.477%, 07/16/2059	1,031,394	28,573
Series 2018-9, Class IO, 0.443%, 01/16/2060	1,317,684	40,731
Series 2020-118, Class IO, 0.883%, 06/16/2062	1,334,352	80,152
Series 2020-119, Class IO, 0.606%, 08/16/2062	740,092	34,935
Series 2020-120, Class IO, 0.768%, 05/16/2062	1,964,112	116,639
Series 2020-137, Class IO, 0.796%, 09/16/2062	1,367,645	79,549
Series 2020-170, Class IO, 0.835%, 11/16/2062	1,506,393	97,380
Series 2021-40, Class IO, 0.821%, 02/16/2063	468,754	29,106
Series 2022-53, Class IO, 0.710%, 06/16/2064	1,669,643	82,383
		796,094
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,781,054)		$796,094
SHORT-TERM INVESTMENTS – 5.0%
Short-term funds – 5.0%
John Hancock Collateral Trust, 4.8110% (C)(D)	791,071	7,912,764
TOTAL SHORT-TERM INVESTMENTS (Cost $7,912,925)		$7,912,764
Total Investments (Short Term Government Income Trust) (Cost $166,583,819) – 103.2%		$162,936,300
Other assets and liabilities, net – (3.2%)		(5,118,756)
TOTAL NET ASSETS – 100.0%		$157,817,544
Security Abbreviations and Legend
GO	General Obligation
IBOR	Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	The rate shown is the annualized seven-day yield as of 9-30-24.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

176

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.8%
Communication services – 2.6%
Diversified telecommunication services – 0.7%
Anterix, Inc. (A)	2,061	$77,617
AST SpaceMobile, Inc. (A)(B)	26,467	692,112
ATN International, Inc.	2,411	77,972
Bandwidth, Inc., Class A (A)	5,048	88,390
Cogent Communications Holdings, Inc.	8,740	663,541
Consolidated Communications Holdings, Inc. (A)	17,020	78,973
Globalstar, Inc. (A)(B)	139,360	172,806
IDT Corp., Class B	3,107	118,594
Liberty Latin America, Ltd., Class A (A)	6,491	62,184
Liberty Latin America, Ltd., Class C (A)	25,011	237,354
Lumen Technologies, Inc. (A)	199,854	1,418,963
Shenandoah Telecommunications Company	10,149	143,202
		3,831,708
Entertainment – 0.5%
AMC Entertainment Holdings, Inc., Class A (A)	67,201	305,765
Atlanta Braves Holdings, Inc., Series A (A)	2,412	101,666
Atlanta Braves Holdings, Inc., Series C (A)	9,403	374,239
Cinemark Holdings, Inc. (A)	21,921	610,281
Eventbrite, Inc., Class A (A)	17,260	47,120
IMAX Corp. (A)	8,517	174,684
Lions Gate Entertainment Corp., Class A (A)(B)	11,781	92,245
Lions Gate Entertainment Corp., Class B (A)	24,875	172,135
Madison Square Garden Entertainment Corp. (A)	7,799	331,691
Playstudios, Inc. (A)	18,499	27,933
Reservoir Media, Inc. (A)	5,107	41,418
Sphere Entertainment Company (A)	5,300	234,154
The Marcus Corp. (B)	5,156	77,701
Vivid Seats, Inc., Class A (A)(B)	15,952	59,022
		2,650,054
Interactive media and services – 0.6%
Bumble, Inc., Class A (A)(B)	19,025	121,380
CarGurus, Inc. (A)	17,378	521,861
Cars.com, Inc. (A)	12,998	217,846
EverQuote, Inc., Class A (A)	5,063	106,779
FuboTV, Inc. (A)	56,156	79,742
Getty Images Holdings, Inc. (A)(B)	20,589	78,444
Grindr, Inc. (A)(B)	5,202	62,060
MediaAlpha, Inc., Class A (A)	5,976	108,225
Nextdoor Holdings, Inc. (A)	36,215	89,813
Outbrain, Inc. (A)	8,729	42,423
QuinStreet, Inc. (A)	10,849	207,541
Shutterstock, Inc.	4,899	173,278
TrueCar, Inc. (A)	17,596	60,706
Vimeo, Inc. (A)	29,964	151,318
Webtoon Entertainment, Inc. (A)	3,167	36,230
Yelp, Inc. (A)	12,825	449,901
Ziff Davis, Inc. (A)	8,931	434,582
ZipRecruiter, Inc., Class A (A)	14,488	137,636
		3,079,765
Media – 0.7%
Advantage Solutions, Inc. (A)	22,265	76,369
AMC Networks, Inc., Class A (A)	6,594	57,302
Boston Omaha Corp., Class A (A)(B)	5,412	80,476
Cable One, Inc.	1,118	391,065
Cardlytics, Inc. (A)(B)	8,134	26,029
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Clear Channel Outdoor Holdings, Inc. (A)	71,387	$114,219
EchoStar Corp., Class A (A)	24,370	604,863
Gambling.com Group, Ltd. (A)	3,922	39,298
Gannett Company, Inc. (A)	28,971	162,817
Gray Television, Inc.	17,421	93,377
Ibotta, Inc., Class A (A)	1,528	94,140
iHeartMedia, Inc., Class A (A)(B)	22,406	41,451
Innovid Corp. (A)(B)	22,973	41,351
Integral Ad Science Holding Corp. (A)	14,661	158,485
John Wiley & Sons, Inc., Class A	7,117	343,395
Magnite, Inc. (A)	25,134	348,106
National CineMedia, Inc. (A)	14,441	101,809
PubMatic, Inc., Class A (A)	8,402	124,938
Scholastic Corp.	4,664	149,295
Sinclair, Inc. (B)	6,659	101,883
Stagwell, Inc. (A)(B)	18,641	130,860
TechTarget, Inc. (A)	5,235	127,996
TEGNA, Inc.	33,239	524,511
Thryv Holdings, Inc. (A)	6,703	115,493
Townsquare Media, Inc., Class A	3,272	33,244
WideOpenWest, Inc. (A)	10,376	54,474
		4,137,246
Wireless telecommunication services – 0.1%
Gogo, Inc. (A)	13,242	95,078
Spok Holdings, Inc.	3,777	56,882
Telephone & Data Systems, Inc.	19,738	458,909
Tingo Group, Inc. (A)	23,160	246
		611,115
		14,309,888
Consumer discretionary – 9.7%
Automobile components – 1.2%
Adient PLC (A)	17,998	406,215
American Axle & Manufacturing Holdings, Inc. (A)	22,974	141,979
Cooper-Standard Holdings, Inc. (A)	3,644	50,542
Dana, Inc.	25,884	273,335
Dorman Products, Inc. (A)	5,250	593,880
Fox Factory Holding Corp. (A)	8,489	352,294
Gentherm, Inc. (A)	6,316	294,010
Holley, Inc. (A)	10,071	29,709
LCI Industries	4,929	594,142
Luminar Technologies, Inc. (A)(B)	69,464	62,497
Modine Manufacturing Company (A)	10,187	1,352,732
Patrick Industries, Inc.	4,275	608,632
PHINIA, Inc.	8,534	392,820
Solid Power, Inc. (A)(B)	34,259	46,250
Standard Motor Products, Inc.	4,483	148,836
Stoneridge, Inc. (A)	5,970	66,804
The Goodyear Tire & Rubber Company (A)	56,538	500,361
Visteon Corp. (A)	5,364	510,867
XPEL, Inc. (A)	5,183	224,787
		6,650,692
Automobiles – 0.1%
Winnebago Industries, Inc.	5,630	327,159
Broadline retail – 0.0%
Groupon, Inc. (A)(B)	4,663	45,604
Savers Value Village, Inc. (A)(B)	4,868	51,211
		96,815
Distributors – 0.0%
A-Mark Precious Metals, Inc. (B)	3,444	152,087

177

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Distributors (continued)
GigaCloud Technology, Inc., Class A (A)(B)	4,710	$108,236
Weyco Group, Inc.	1,112	37,852
		298,175
Diversified consumer services – 0.9%
Adtalem Global Education, Inc. (A)	7,365	555,910
American Public Education, Inc. (A)	3,293	48,572
Carriage Services, Inc.	2,795	91,760
Chegg, Inc. (A)	20,019	35,434
Coursera, Inc. (A)	27,825	220,931
European Wax Center, Inc., Class A (A)(B)	7,109	48,341
frontdoor, Inc. (A)	15,443	741,110
Graham Holdings Company, Class B	632	519,327
Laureate Education, Inc.	26,530	440,663
Lincoln Educational Services Corp. (A)	5,530	66,028
Mister Car Wash, Inc. (A)(B)	18,766	122,167
OneSpaWorld Holdings, Ltd.	20,175	333,089
Perdoceo Education Corp.	13,035	289,898
Strategic Education, Inc.	4,418	408,886
Stride, Inc. (A)	8,430	719,163
Udemy, Inc. (A)	19,524	145,259
Universal Technical Institute, Inc. (A)	8,029	130,552
		4,917,090
Hotels, restaurants and leisure – 1.8%
Accel Entertainment, Inc. (A)	10,885	126,484
Bally's Corp. (A)	5,038	86,906
Biglari Holdings, Inc., Class B (A)	189	32,510
BJ's Restaurants, Inc. (A)	3,749	122,067
Bloomin' Brands, Inc.	15,507	256,331
Brinker International, Inc. (A)	8,755	670,020
Chuy's Holdings, Inc. (A)	3,498	130,825
Cracker Barrel Old Country Store, Inc. (B)	4,416	200,266
Dave & Buster's Entertainment, Inc. (A)	6,513	221,768
Denny's Corp. (A)	11,218	72,356
Despegar.com Corp. (A)	12,454	154,430
Dine Brands Global, Inc.	3,119	97,406
El Pollo Loco Holdings, Inc. (A)	5,376	73,651
Everi Holdings, Inc. (A)	16,382	215,259
First Watch Restaurant Group, Inc. (A)(B)	6,283	98,015
Full House Resorts, Inc. (A)	7,484	37,570
Global Business Travel Group I (A)(B)	25,602	196,879
Golden Entertainment, Inc.	3,963	125,984
Hilton Grand Vacations, Inc. (A)	14,519	527,330
Inspired Entertainment, Inc. (A)	5,185	48,065
International Game Technology PLC	22,482	478,867
Jack in the Box, Inc. (B)	3,961	184,345
Krispy Kreme, Inc.	17,537	188,347
Kura Sushi USA, Inc., Class A (A)(B)	1,212	97,639
Life Time Group Holdings, Inc. (A)	11,813	288,473
Lindblad Expeditions Holdings, Inc. (A)	7,502	69,394
Monarch Casino & Resort, Inc.	2,443	193,657
Nathan's Famous, Inc.	544	44,010
Papa John's International, Inc.	6,602	355,650
PlayAGS, Inc. (A)	8,120	92,487
Portillo's, Inc., Class A (A)(B)	11,050	148,844
Potbelly Corp. (A)	5,784	48,239
RCI Hospitality Holdings, Inc. (B)	1,741	77,562
Red Rock Resorts, Inc., Class A	9,662	525,999
Rush Street Interactive, Inc. (A)	15,223	165,170
Sabre Corp. (A)	76,046	279,089
Shake Shack, Inc., Class A (A)	7,544	778,616
Six Flags Entertainment Corp.	18,298	737,592
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Super Group SGHC, Ltd.	30,172	$109,524
Sweetgreen, Inc., Class A (A)(B)	19,702	698,436
Target Hospitality Corp. (A)(B)	6,868	53,433
The Cheesecake Factory, Inc.	9,395	380,967
United Parks & Resorts, Inc. (A)	6,989	353,643
Xponential Fitness, Inc., Class A (A)(B)	4,853	60,177
		9,904,282
Household durables – 2.4%
Beazer Homes USA, Inc. (A)	5,946	203,175
Cavco Industries, Inc. (A)	1,679	719,015
Century Communities, Inc.	5,601	576,791
Champion Homes, Inc. (A)	10,632	1,008,445
Cricut, Inc., Class A	9,831	68,129
Dream Finders Homes, Inc., Class A (A)	5,735	207,664
Ethan Allen Interiors, Inc.	4,584	146,184
Flexsteel Industries, Inc.	1,082	47,922
GoPro, Inc., Class A (A)	29,866	40,618
Green Brick Partners, Inc. (A)	6,148	513,481
Hamilton Beach Brands Holding Company, Class A	1,990	60,556
Hamilton Beach Brands Holding Company, Class B	1,197	36,425
Helen of Troy, Ltd. (A)	4,730	292,551
Hooker Furnishings Corp.	2,759	49,883
Hovnanian Enterprises, Inc., Class A (A)	1,003	204,983
Installed Building Products, Inc.	4,769	1,174,462
iRobot Corp. (A)(B)	6,063	52,687
KB Home	13,193	1,130,508
Landsea Homes Corp. (A)	4,277	52,821
La-Z-Boy, Inc.	8,602	369,284
Legacy Housing Corp. (A)(B)	2,569	70,262
LGI Homes, Inc. (A)	4,199	497,665
M/I Homes, Inc. (A)	5,252	899,983
Meritage Homes Corp.	7,075	1,450,870
Sonos, Inc. (A)	24,521	301,363
Taylor Morrison Home Corp. (A)	20,002	1,405,341
The Lovesac Company (A)(B)	2,880	82,512
Tri Pointe Homes, Inc. (A)	18,142	822,014
Vizio Holding Corp., Class A (A)(B)	18,133	202,546
Worthington Enterprises, Inc.	6,270	259,892
		12,948,032
Leisure products – 0.4%
Acushnet Holdings Corp.	5,763	367,391
AMMO, Inc. (A)(B)	21,603	30,892
Clarus Corp.	6,780	30,510
Escalade, Inc.	2,372	33,374
Funko, Inc., Class A (A)	6,538	79,894
JAKKS Pacific, Inc. (A)	1,647	42,031
Johnson Outdoors, Inc., Class A (B)	1,245	45,069
Latham Group, Inc. (A)	8,304	56,467
Malibu Boats, Inc., Class A (A)	4,174	161,993
MasterCraft Boat Holdings, Inc. (A)	3,625	66,011
Peloton Interactive, Inc., Class A (A)	68,465	320,416
Smith & Wesson Brands, Inc.	9,390	121,882
Sturm Ruger & Company, Inc.	3,312	138,044
Topgolf Callaway Brands Corp. (A)	28,067	308,176
Vista Outdoor, Inc. (A)	11,687	457,897
		2,260,047
Specialty retail – 2.3%
1-800-Flowers.com, Inc., Class A (A)	5,436	43,107
Abercrombie & Fitch Company, Class A (A)	9,921	1,387,948
Academy Sports & Outdoors, Inc.	13,880	810,037
American Eagle Outfitters, Inc.	36,184	810,160

178

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
America's Car-Mart, Inc. (A)	1,282	$53,741
Arhaus, Inc.	10,254	126,227
Arko Corp.	17,129	120,246
Asbury Automotive Group, Inc. (A)	3,999	954,121
BARK, Inc. (A)(B)	28,838	47,006
Beyond, Inc. (A)(B)	9,418	94,933
Boot Barn Holdings, Inc. (A)	5,881	983,774
Build-A-Bear Workshop, Inc.	2,616	89,912
Caleres, Inc.	6,794	224,542
Camping World Holdings, Inc., Class A	8,537	206,766
Designer Brands, Inc., Class A	9,008	66,479
Destination XL Group, Inc. (A)	12,157	35,742
EVgo, Inc. (A)	21,895	90,645
Foot Locker, Inc.	16,699	431,502
Genesco, Inc. (A)	2,282	62,002
Group 1 Automotive, Inc.	2,603	997,053
Haverty Furniture Companies, Inc.	3,042	83,564
Jjill, Inc.	1,077	26,570
Lands' End, Inc. (A)	3,019	52,138
Leslie's, Inc. (A)	36,424	115,100
MarineMax, Inc. (A)	4,358	153,707
Monro, Inc.	6,137	177,114
National Vision Holdings, Inc. (A)	15,701	171,298
OneWater Marine, Inc., Class A (A)(B)	2,674	63,935
Petco Health & Wellness Company, Inc. (A)	17,470	79,489
Revolve Group, Inc. (A)(B)	7,953	197,075
Sally Beauty Holdings, Inc. (A)	20,890	283,477
Shoe Carnival, Inc. (B)	3,735	163,780
Signet Jewelers, Ltd. (B)	8,474	874,008
Sleep Number Corp. (A)	4,598	84,235
Sonic Automotive, Inc., Class A	2,902	169,709
Stitch Fix, Inc., Class A (A)	18,618	52,503
The Aaron's Company, Inc.	6,412	63,799
The Buckle, Inc.	6,078	267,250
The ODP Corp. (A)	7,079	210,600
The RealReal, Inc. (A)(B)	20,133	63,218
Tile Shop Holdings, Inc. (A)	7,184	47,343
Upbound Group, Inc.	10,620	339,734
Urban Outfitters, Inc. (A)	12,690	486,154
Victoria's Secret & Company (A)	15,771	405,315
Warby Parker, Inc., Class A (A)	17,438	284,763
Winmark Corp.	588	225,163
Zumiez, Inc. (A)	3,653	77,809
		12,854,793
Textiles, apparel and luxury goods – 0.6%
Figs, Inc., Class A (A)	26,418	180,699
G-III Apparel Group, Ltd. (A)	8,168	249,287
Hanesbrands, Inc. (A)	71,175	523,136
Kontoor Brands, Inc.	10,940	894,673
Movado Group, Inc.	3,216	59,818
Oxford Industries, Inc.	2,929	254,120
Rocky Brands, Inc.	1,564	49,829
Steven Madden, Ltd.	14,135	692,474
Superior Group of Companies, Inc.	2,941	45,556
Vera Bradley, Inc. (A)(B)	6,387	34,873
Wolverine World Wide, Inc.	16,130	280,985
		3,265,450
		53,522,535
Consumer staples – 2.7%
Beverages – 0.3%
MGP Ingredients, Inc. (B)	2,842	236,597
National Beverage Corp.	4,757	223,294
Primo Water Corp.	31,010	783,003
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
The Duckhorn Portfolio, Inc. (A)	10,840	$62,980
The Vita Coco Company, Inc. (A)	7,830	221,667
		1,527,541
Consumer staples distribution and retail – 0.8%
Ingles Markets, Inc., Class A	2,831	211,193
Natural Grocers by Vitamin Cottage, Inc.	2,162	64,190
PriceSmart, Inc.	5,015	460,277
SpartanNash Company	6,857	153,665
Sprouts Farmers Market, Inc. (A)	19,836	2,190,093
The Andersons, Inc.	6,503	326,060
The Chefs' Warehouse, Inc. (A)	6,965	292,600
United Natural Foods, Inc. (A)	11,809	198,627
Village Super Market, Inc., Class A	1,929	61,323
Weis Markets, Inc.	3,319	228,779
		4,186,807
Food products – 0.9%
Alico, Inc. (B)	1,772	49,563
B&G Foods, Inc. (B)	15,901	141,201
Beyond Meat, Inc. (A)(B)	12,564	85,184
BRC, Inc., Class A (A)(B)	10,749	36,762
Calavo Growers, Inc.	3,489	99,541
Cal-Maine Foods, Inc.	8,042	601,863
Dole PLC	14,345	233,680
Fresh Del Monte Produce, Inc.	6,700	197,918
J&J Snack Foods Corp.	3,028	521,179
John B Sanfilippo & Son, Inc.	1,780	167,872
Lancaster Colony Corp.	3,855	680,677
Limoneira Company (B)	3,635	96,328
Mama's Creations, Inc. (A)	6,831	49,866
Mission Produce, Inc. (A)	9,288	119,072
Seneca Foods Corp., Class A (A)(B)	936	58,341
SunOpta, Inc. (A)(B)	18,977	121,073
The Hain Celestial Group, Inc. (A)	18,621	160,699
The Simply Good Foods Company (A)	18,152	631,145
TreeHouse Foods, Inc. (A)	9,480	397,970
Utz Brands, Inc.	12,949	229,197
Vital Farms, Inc. (A)(B)	6,538	229,288
Westrock Coffee Company (A)(B)	7,438	48,347
WK Kellogg Company	13,111	224,329
		5,181,095
Household products – 0.3%
Central Garden & Pet Company (A)(B)	1,975	72,028
Central Garden & Pet Company, Class A (A)	10,367	325,524
Energizer Holdings, Inc.	14,171	450,071
Oil-Dri Corp. of America	1,043	71,957
WD-40 Company	2,702	696,792
		1,616,372
Personal care products – 0.2%
Edgewell Personal Care Company	9,645	350,499
Herbalife, Ltd. (A)(B)	20,121	144,670
Inter Parfums, Inc.	3,621	468,847
Medifast, Inc. (A)(B)	2,248	43,027
Nature's Sunshine Products, Inc. (A)	2,934	39,961
Nu Skin Enterprises, Inc., Class A	10,140	74,732
Olaplex Holdings, Inc. (A)	30,238	71,059
The Honest Company, Inc. (A)	16,932	60,447
USANA Health Sciences, Inc. (A)	2,332	88,429
		1,341,671
Tobacco – 0.2%
Ispire Technology, Inc. (A)(B)	4,253	26,390
Turning Point Brands, Inc.	3,420	147,573
Universal Corp.	4,729	251,157

179

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Tobacco (continued)
Vector Group, Ltd.	29,422	$438,976
		864,096
		14,717,582
Energy – 5.1%
Energy equipment and services – 2.1%
Archrock, Inc.	32,776	663,386
Atlas Energy Solutions, Inc. (B)	13,572	295,870
Borr Drilling, Ltd. (A)(B)	47,574	261,181
Bristow Group, Inc. (A)	4,950	171,716
Cactus, Inc., Class A	12,978	774,397
ChampionX Corp.	37,801	1,139,700
Core Laboratories, Inc.	9,581	177,536
DMC Global, Inc. (A)	4,035	52,374
Expro Group Holdings NV (A)	18,900	324,513
Forum Energy Technologies, Inc. (A)	2,774	42,886
Helix Energy Solutions Group, Inc. (A)	28,761	319,247
Helmerich & Payne, Inc.	19,124	581,752
Innovex International, Inc. (A)	7,154	105,021
Kodiak Gas Services, Inc.	4,086	118,494
Liberty Energy, Inc.	31,802	607,100
Nabors Industries, Ltd. (A)	1,885	121,526
Natural Gas Services Group, Inc. (A)	2,477	47,335
Newpark Resources, Inc. (A)	17,026	117,990
Noble Corp. PLC	27,312	987,056
Oceaneering International, Inc. (A)	20,114	500,235
Oil States International, Inc. (A)	13,515	62,169
Patterson-UTI Energy, Inc.	76,763	587,237
ProFrac Holding Corp., Class A (A)(B)	5,027	34,133
ProPetro Holding Corp. (A)	18,543	142,039
Ranger Energy Services, Inc.	3,887	46,294
RPC, Inc. (B)	17,089	108,686
SEACOR Marine Holdings, Inc. (A)	5,291	51,058
Seadrill, Ltd. (A)	13,457	534,781
Select Water Solutions, Inc.	18,215	202,733
Solaris Energy Infrastructure, Inc.	5,830	74,391
TETRA Technologies, Inc. (A)	26,068	80,811
Tidewater, Inc. (A)	9,684	695,214
Transocean, Ltd. (A)(B)	145,894	620,050
Valaris, Ltd. (A)	12,421	692,471
		11,341,382
Oil, gas and consumable fuels – 3.0%
Amplify Energy Corp. (A)	8,415	54,950
Ardmore Shipping Corp.	8,207	148,547
Berry Corp.	16,431	84,455
California Resources Corp.	13,691	718,367
Centrus Energy Corp., Class A (A)(B)	2,878	157,858
Clean Energy Fuels Corp. (A)	36,409	113,232
CNX Resources Corp. (A)	28,929	942,218
Comstock Resources, Inc. (B)	18,687	207,986
CONSOL Energy, Inc.	5,781	604,982
Crescent Energy Company, Class A	28,432	311,330
CVR Energy, Inc. (B)	6,721	154,785
Delek US Holdings, Inc.	12,657	237,319
DHT Holdings, Inc.	26,804	295,648
Diversified Energy Company PLC	9,831	111,877
Dorian LPG, Ltd.	6,866	236,328
Encore Energy Corp. (A)	36,697	148,256
Energy Fuels, Inc. (A)(B)	37,277	204,651
Evolution Petroleum Corp.	7,327	38,906
Excelerate Energy, Inc., Class A	3,590	79,016
FLEX LNG, Ltd.	6,059	154,141
FutureFuel Corp.	6,159	35,414
Golar LNG, Ltd.	19,701	724,209
Granite Ridge Resources, Inc.	11,574	68,750
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Green Plains, Inc. (A)	12,882	$174,422
Gulfport Energy Corp. (A)	2,549	385,791
Hallador Energy Company (A)(B)	5,327	50,234
HighPeak Energy, Inc. (B)	3,113	43,208
International Seaways, Inc.	8,033	414,181
Kinetik Holdings, Inc.	7,623	345,017
Kosmos Energy, Ltd. (A)	93,354	376,217
Magnolia Oil & Gas Corp., Class A	34,183	834,749
Murphy Oil Corp.	28,414	958,688
NextDecade Corp. (A)(B)	23,554	110,939
Nordic American Tankers, Ltd. (B)	40,852	149,927
Northern Oil and Gas, Inc. (B)	19,333	684,582
Par Pacific Holdings, Inc. (A)	11,317	199,179
PBF Energy, Inc., Class A	20,542	635,775
Peabody Energy Corp.	25,312	671,780
REX American Resources Corp. (A)	3,179	147,156
Riley Exploration Permian, Inc.	2,366	62,675
Ring Energy, Inc. (A)	32,003	51,205
Sable Offshore Corp. (A)	10,146	239,750
SandRidge Energy, Inc.	6,650	81,330
Scorpio Tankers, Inc.	9,281	661,735
SFL Corp., Ltd.	23,923	276,789
Sitio Royalties Corp., Class A	16,566	345,235
SM Energy Company	22,569	902,083
Talos Energy, Inc. (A)	29,681	307,198
Teekay Corp. (A)	11,647	107,152
Teekay Tankers, Ltd., Class A	4,761	277,328
Uranium Energy Corp. (A)	78,693	488,684
Ur-Energy, Inc. (A)	71,224	84,757
VAALCO Energy, Inc.	21,180	121,573
Vital Energy, Inc. (A)(B)	5,588	150,317
Vitesse Energy, Inc.	5,093	122,334
W&T Offshore, Inc. (B)	25,063	53,885
World Kinect Corp. (B)	11,710	361,956
		16,711,056
		28,052,438
Financials – 17.4%
Banks – 9.5%
1st Source Corp.	3,756	224,909
ACNB Corp.	1,611	70,352
Amalgamated Financial Corp.	3,762	118,014
Amerant Bancorp, Inc.	6,292	134,460
Ameris Bancorp	12,882	803,708
Ames National Corp. (B)	2,029	36,989
Arrow Financial Corp.	3,548	101,686
Associated Banc-Corp.	28,762	619,533
Atlantic Union Bankshares Corp.	17,742	668,341
Axos Financial, Inc. (A)	10,774	677,469
Banc of California, Inc.	27,077	398,844
BancFirst Corp.	4,017	422,789
Bank First Corp.	1,890	171,423
Bank of Hawaii Corp.	7,689	482,639
Bank of Marin Bancorp	3,506	70,436
Bank7 Corp.	846	31,700
BankUnited, Inc.	14,549	530,166
Bankwell Financial Group, Inc.	1,402	41,990
Banner Corp.	6,609	393,632
Bar Harbor Bankshares	3,214	99,120
BayCom Corp.	2,460	58,351
BCB Bancorp, Inc.	3,864	47,682
Berkshire Hills Bancorp, Inc.	8,306	223,681
Blue Foundry Bancorp (A)	4,726	48,442
Bridgewater Bancshares, Inc. (A)	4,499	63,751
Brookline Bancorp, Inc.	17,187	173,417

180

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Burke & Herbert Financial Services Corp.	2,662	$162,355
Business First Bancshares, Inc.	5,026	129,017
Byline Bancorp, Inc.	6,166	165,064
Cadence Bank	35,763	1,139,052
California BanCorp (A)	4,791	70,859
Camden National Corp.	2,947	121,770
Capital Bancorp, Inc.	2,267	58,285
Capital City Bank Group, Inc.	2,787	98,353
Capitol Federal Financial, Inc.	25,916	151,349
Carter Bankshares, Inc. (A)	4,574	79,542
Cathay General Bancorp	13,618	584,893
Central Pacific Financial Corp.	5,162	152,331
Chemung Financial Corp.	708	33,998
ChoiceOne Financial Services, Inc.	1,810	55,947
Citizens & Northern Corp.	3,018	59,424
Citizens Financial Services, Inc.	989	58,104
City Holding Company	2,866	336,440
Civista Bancshares, Inc.	3,611	64,348
CNB Financial Corp.	3,835	92,270
Coastal Financial Corp. (A)	2,332	125,905
Colony Bankcorp, Inc.	3,694	57,331
Columbia Financial, Inc. (A)(B)	5,924	101,123
Community Financial System, Inc.	10,223	593,650
Community Trust Bancorp, Inc.	3,221	159,955
Community West Bancshares	3,647	70,241
ConnectOne Bancorp, Inc.	7,189	180,084
CrossFirst Bankshares, Inc. (A)	8,722	145,570
Customers Bancorp, Inc. (A)	5,833	270,943
CVB Financial Corp.	26,205	466,973
Dime Community Bancshares, Inc.	7,226	208,109
Eagle Bancorp, Inc.	5,739	129,587
Eastern Bankshares, Inc.	38,104	624,525
Enterprise Bancorp, Inc.	2,116	67,627
Enterprise Financial Services Corp.	7,191	368,611
Equity Bancshares, Inc., Class A	2,868	117,244
Esquire Financial Holdings, Inc.	1,483	96,706
ESSA Bancorp, Inc.	2,030	39,017
Farmers & Merchants Bancorp, Inc.	2,990	82,674
Farmers National Banc Corp.	7,664	115,880
FB Financial Corp.	7,200	337,896
Fidelity D&D Bancorp, Inc.	905	44,653
Financial Institutions, Inc.	3,310	84,306
First Bancorp (North Carolina)	8,091	336,505
First Bancorp (Puerto Rico)	31,339	663,447
First Bank	4,101	62,335
First Busey Corp.	10,967	285,361
First Business Financial Services, Inc.	1,580	72,032
First Commonwealth Financial Corp.	19,732	338,404
First Community Bankshares, Inc.	3,231	139,418
First Financial Bancorp	18,694	471,650
First Financial Bankshares, Inc.	25,672	950,121
First Financial Corp.	2,247	98,531
First Financial Northwest, Inc.	1,849	41,639
First Foundation, Inc.	12,729	79,429
First Internet Bancorp	1,725	59,099
First Interstate BancSystem, Inc., Class A	15,219	466,919
First Merchants Corp.	11,372	423,038
First Mid Bancshares, Inc.	4,392	170,893
First Western Financial, Inc. (A)	1,829	36,580
Five Star Bancorp	3,476	103,341
Flushing Financial Corp.	6,008	87,597
FS Bancorp, Inc.	1,325	58,949
Fulton Financial Corp.	35,356	641,004
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
FVCBankcorp, Inc. (A)	3,729	$48,663
German American Bancorp, Inc.	5,649	218,899
Glacier Bancorp, Inc.	22,587	1,032,226
Great Southern Bancorp, Inc.	1,895	108,602
Greene County Bancorp, Inc.	1,562	48,266
Guaranty Bancshares, Inc.	1,721	59,168
Hancock Whitney Corp.	16,879	863,698
Hanmi Financial Corp.	6,018	111,935
HarborOne Bancorp, Inc.	7,727	100,296
HBT Financial, Inc.	2,750	60,170
Heartland Financial USA, Inc.	8,397	476,110
Heritage Commerce Corp.	11,526	113,877
Heritage Financial Corp.	7,201	156,766
Hilltop Holdings, Inc.	9,098	292,592
Home Bancorp, Inc.	1,258	56,082
Home BancShares, Inc.	36,329	984,153
HomeStreet, Inc.	3,998	63,008
HomeTrust Bancshares, Inc.	3,235	110,249
Hope Bancorp, Inc.	22,770	285,991
Horizon Bancorp, Inc.	8,984	139,701
Independent Bank Corp. (Massachusetts)	8,281	489,656
Independent Bank Corp. (Michigan)	4,098	136,668
Independent Bank Group, Inc.	7,104	409,617
International Bancshares Corp.	10,552	630,904
Investar Holding Corp.	2,095	40,643
John Marshall Bancorp, Inc.	2,602	51,468
Kearny Financial Corp.	11,830	81,272
Lakeland Financial Corp.	4,956	322,735
LCNB Corp.	3,484	52,504
LINKBANCORP, Inc.	5,855	37,531
Live Oak Bancshares, Inc.	6,977	330,500
Mercantile Bank Corp.	3,327	145,456
Metrocity Bankshares, Inc.	4,049	123,980
Metropolitan Bank Holding Corp. (A)	2,132	112,101
Mid Penn Bancorp, Inc.	3,307	98,648
Middlefield Banc Corp.	1,576	45,389
Midland States Bancorp, Inc.	4,236	94,802
MidWestOne Financial Group, Inc.	3,410	97,287
MVB Financial Corp.	2,384	46,154
National Bank Holdings Corp., Class A	7,283	306,614
National Bankshares, Inc.	1,377	41,172
NB Bancorp, Inc. (A)	6,877	127,637
NBT Bancorp, Inc.	9,206	407,181
New York Community Bancorp, Inc. (B)	50,773	570,181
Nicolet Bankshares, Inc.	2,648	253,228
Northeast Bank	1,367	105,437
Northeast Community Bancorp, Inc.	1,984	52,477
Northfield Bancorp, Inc.	7,602	88,183
Northrim BanCorp, Inc.	1,188	84,609
Northwest Bancshares, Inc.	25,908	346,649
Norwood Financial Corp.	1,550	42,749
Oak Valley Bancorp	1,276	33,903
OceanFirst Financial Corp.	10,839	201,497
OFG Bancorp	8,911	400,282
Old National Bancorp	61,072	1,139,604
Old Second Bancorp, Inc.	8,674	135,228
Orange County Bancorp, Inc.	1,028	62,009
Origin Bancorp, Inc.	6,044	194,375
Orrstown Financial Services, Inc.	3,695	132,872
Pacific Premier Bancorp, Inc.	19,169	482,292
Park National Corp.	2,866	481,431
Parke Bancorp, Inc.	2,705	56,535
Pathward Financial, Inc.	5,016	331,106
PCB Bancorp	2,529	47,520
Peapack-Gladstone Financial Corp.	3,408	93,413

181

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Peoples Bancorp, Inc.	6,743	$202,897
Peoples Financial Services Corp.	1,947	91,275
Plumas Bancorp	1,078	43,961
Ponce Financial Group, Inc. (A)	4,116	48,116
Preferred Bank	2,308	185,217
Premier Financial Corp.	7,165	168,234
Primis Financial Corp.	4,958	60,388
Princeton Bancorp, Inc.	1,032	38,163
Provident Bancorp, Inc. (A)	3,613	38,984
Provident Financial Services, Inc.	24,568	455,982
QCR Holdings, Inc.	3,237	239,635
RBB Bancorp	3,411	78,521
Red River Bancshares, Inc.	1,007	52,364
Renasant Corp.	12,138	394,485
Republic Bancorp, Inc., Class A	1,750	114,275
S&T Bancorp, Inc.	7,452	312,760
Sandy Spring Bancorp, Inc.	8,896	279,068
Seacoast Banking Corp. of Florida	16,823	448,333
ServisFirst Bancshares, Inc.	10,095	812,143
Shore Bancshares, Inc.	6,884	96,307
Sierra Bancorp	2,794	80,691
Simmons First National Corp., Class A	24,632	530,573
SmartFinancial, Inc.	3,497	101,903
South Plains Financial, Inc.	2,463	83,545
Southern First Bancshares, Inc. (A)	1,789	60,969
Southern Missouri Bancorp, Inc.	2,046	115,579
Southern States Bancshares, Inc.	1,510	46,402
Southside Bancshares, Inc.	5,920	197,906
SouthState Corp.	14,724	1,430,878
Stellar Bancorp, Inc.	9,773	253,023
Stock Yards Bancorp, Inc.	5,242	324,952
Texas Capital Bancshares, Inc. (A)	9,018	644,426
The Bancorp, Inc. (A)	9,999	534,947
The Bank of NT Butterfield & Son, Ltd.	8,965	330,629
The First Bancorp, Inc.	2,627	69,143
The First Bancshares, Inc.	6,069	194,997
The First of Long Island Corp.	4,402	56,654
The Hingham Institution for Savings	333	81,022
Third Coast Bancshares, Inc. (A)	2,334	62,481
Timberland Bancorp, Inc.	1,756	53,137
Tompkins Financial Corp.	2,703	156,206
Towne Bank	14,477	478,610
TriCo Bancshares	6,550	279,358
Triumph Financial, Inc. (A)	4,407	350,533
Trustmark Corp.	12,111	385,372
UMB Financial Corp.	8,768	921,604
United Bankshares, Inc.	25,851	959,072
United Community Banks, Inc.	23,490	683,089
Unity Bancorp, Inc.	1,592	54,224
Univest Financial Corp.	5,756	161,974
USCB Financial Holdings, Inc.	2,370	36,143
Valley National Bancorp	83,954	760,623
Veritex Holdings, Inc.	10,072	265,095
Virginia National Bankshares Corp.	1,048	43,649
WaFd, Inc.	13,152	458,347
Washington Trust Bancorp, Inc.	3,511	113,089
WesBanco, Inc.	11,668	347,473
West BanCorp, Inc.	3,902	74,177
Westamerica BanCorp	4,973	245,766
WSFS Financial Corp.	11,534	588,119
		52,075,266
Capital markets – 1.6%
AlTi Global, Inc. (A)(B)	7,358	27,519
Artisan Partners Asset Management, Inc., Class A	12,212	529,024
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
BGC Group, Inc., Class A	71,770	$658,849
Brightsphere Investment Group, Inc.	5,840	148,336
Cohen & Steers, Inc.	5,485	526,286
Diamond Hill Investment Group, Inc.	536	86,623
Donnelley Financial Solutions, Inc. (A)	5,179	340,934
Forge Global Holdings, Inc. (A)(B)	25,376	33,243
GCM Grosvenor, Inc., Class A	9,313	105,423
Hamilton Lane, Inc., Class A	7,541	1,269,829
Moelis & Company, Class A	13,945	955,372
Open Lending Corp. (A)	21,573	132,027
P10, Inc., Class A	9,187	98,393
Patria Investments, Ltd., Class A	10,929	122,077
Perella Weinberg Partners	10,669	206,018
Piper Sandler Companies	3,383	960,129
PJT Partners, Inc., Class A	4,635	618,031
Silvercrest Asset Management Group, Inc., Class A	2,737	47,186
StepStone Group, Inc., Class A	12,271	697,361
StoneX Group, Inc. (A)	5,498	450,176
Victory Capital Holdings, Inc., Class A	8,123	450,014
Virtus Investment Partners, Inc.	1,326	277,731
WisdomTree, Inc. (B)	27,800	277,722
		9,018,303
Consumer finance – 0.8%
Atlanticus Holdings Corp. (A)	1,210	42,447
Bread Financial Holdings, Inc.	9,805	466,522
Encore Capital Group, Inc. (A)	4,770	225,478
Enova International, Inc. (A)	4,989	418,028
FirstCash Holdings, Inc.	7,580	870,184
Green Dot Corp., Class A (A)	11,130	130,332
LendingClub Corp. (A)	22,147	253,140
LendingTree, Inc. (A)	2,023	117,395
Medallion Financial Corp.	4,234	34,465
MoneyLion, Inc. (A)	1,715	71,258
Navient Corp.	15,580	242,892
Nelnet, Inc., Class A	2,777	314,579
NerdWallet, Inc., Class A (A)	7,854	99,824
PRA Group, Inc. (A)	7,859	175,727
PROG Holdings, Inc.	8,175	396,406
Regional Management Corp.	1,849	60,481
Upstart Holdings, Inc. (A)	15,382	615,434
World Acceptance Corp. (A)	716	84,474
		4,619,066
Financial services – 2.7%
Acacia Research Corp. (A)(B)	8,356	38,939
Alerus Financial Corp.	4,235	96,897
AvidXchange Holdings, Inc. (A)	34,734	281,693
Banco Latinoamericano de Comercio Exterior SA, Class E	5,462	177,460
Burford Capital, Ltd.	40,011	530,546
Cannae Holdings, Inc.	11,758	224,107
Cantaloupe, Inc. (A)	12,671	93,765
Cass Information Systems, Inc.	2,987	123,901
Compass Diversified Holdings	13,680	302,738
Enact Holdings, Inc.	5,671	206,027
Essent Group, Ltd.	20,500	1,317,945
EVERTEC, Inc.	13,003	440,672
Federal Agricultural Mortgage Corp., Class C	1,813	339,774
Flywire Corp. (A)	24,249	397,441
HA Sustainable Infrastructure Capital, Inc.	22,351	770,439
i3 Verticals, Inc., Class A (A)	4,653	99,155
International Money Express, Inc. (A)	6,307	116,616
Jackson Financial, Inc., Class A	15,061	1,374,015

182

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
Marqeta, Inc., Class A (A)	93,629	$460,655
Merchants Bancorp	3,472	156,101
Mr. Cooper Group, Inc. (A)	12,576	1,159,256
NCR Atleos Corp. (A)	14,427	411,602
NewtekOne, Inc.	4,667	58,151
NMI Holdings, Inc. (A)	15,270	628,971
Onity Group, Inc. (A)	1,427	45,578
PagSeguro Digital, Ltd., Class A (A)	37,343	321,523
Payoneer Global, Inc. (A)	56,698	426,936
Paysafe, Ltd. (A)	6,690	150,057
Paysign, Inc. (A)	7,818	28,692
PennyMac Financial Services, Inc.	5,263	599,824
Radian Group, Inc.	29,726	1,031,195
Remitly Global, Inc. (A)	29,133	390,091
Repay Holdings Corp. (A)	18,247	148,896
Sezzle, Inc. (A)	481	82,054
StoneCo, Ltd., Class A (A)	56,866	640,311
TrustCo Bank Corp. NY	3,591	118,754
Velocity Financial, Inc. (A)	1,690	33,141
Walker & Dunlop, Inc.	6,366	723,114
Waterstone Financial, Inc.	4,070	59,829
		14,606,861
Insurance – 1.9%
Ambac Financial Group, Inc. (A)	9,104	102,056
American Coastal Insurance Corp. (A)	4,916	55,403
AMERISAFE, Inc.	3,764	181,914
Bowhead Specialty Holdings, Inc. (A)(B)	1,655	46,357
CNO Financial Group, Inc.	20,634	724,253
Crawford & Company, Class A	3,345	36,695
Donegal Group, Inc., Class A	4,269	62,925
Employers Holdings, Inc.	4,707	225,795
Enstar Group, Ltd. (A)	2,472	794,970
F&G Annuities & Life, Inc.	3,814	170,562
Fidelis Insurance Holdings, Ltd.	10,256	185,223
Genworth Financial, Inc. (A)	84,054	575,770
Goosehead Insurance, Inc., Class A (A)	4,457	398,010
Greenlight Capital Re, Ltd., Class A (A)	5,256	71,744
Hamilton Insurance Group, Ltd., Class B (A)	7,904	152,863
HCI Group, Inc.	1,632	174,722
Heritage Insurance Holdings, Inc. (A)	4,749	58,128
Hippo Holdings, Inc. (A)	4,138	69,849
Horace Mann Educators Corp.	8,261	288,722
Investors Title Company	327	75,145
James River Group Holdings, Ltd.	6,621	41,514
Lemonade, Inc. (A)(B)	10,445	172,238
Maiden Holdings, Ltd. (A)	20,509	36,301
MBIA, Inc. (A)(B)	10,568	37,728
Mercury General Corp.	5,368	338,077
Oscar Health, Inc., Class A (A)	38,739	821,654
Palomar Holdings, Inc. (A)	4,903	464,167
ProAssurance Corp. (A)	10,331	155,378
Root, Inc., Class A (A)	1,741	65,775
Safety Insurance Group, Inc.	2,956	241,742
Selective Insurance Group, Inc.	12,023	1,121,746
SelectQuote, Inc. (A)	27,238	59,106
SiriusPoint, Ltd. (A)	19,676	282,154
Skyward Specialty Insurance Group, Inc. (A)	7,460	303,846
Stewart Information Services Corp.	5,308	396,720
The Baldwin Insurance Group, Inc. (A)	13,219	658,306
Tiptree, Inc.	5,596	109,514
Trupanion, Inc. (A)	6,658	279,503
United Fire Group, Inc.	4,524	94,687
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Universal Insurance Holdings, Inc.	4,885	$108,252
		10,239,514
Mortgage real estate investment trusts – 0.9%
AFC Gamma, Inc.	3,708	37,859
AG Mortgage Investment Trust, Inc.	5,902	44,324
Apollo Commercial Real Estate Finance, Inc.	27,837	255,822
Arbor Realty Trust, Inc.	36,150	562,494
Ares Commercial Real Estate Corp.	11,236	78,652
ARMOUR Residential REIT, Inc.	9,405	191,862
Blackstone Mortgage Trust, Inc., Class A	33,793	642,405
BrightSpire Capital, Inc.	26,526	148,546
Chicago Atlantic Real Estate Finance, Inc.	3,423	53,091
Chimera Investment Corp.	15,818	250,399
Claros Mortgage Trust, Inc.	17,843	133,644
Dynex Capital, Inc.	14,225	181,511
Ellington Financial, Inc.	15,374	198,171
Franklin BSP Realty Trust, Inc.	16,072	209,900
Granite Point Mortgage Trust, Inc.	12,503	39,635
Invesco Mortgage Capital, Inc.	9,576	89,919
KKR Real Estate Finance Trust, Inc.	12,339	152,387
Ladder Capital Corp.	22,497	260,965
MFA Financial, Inc.	19,947	253,726
New York Mortgage Trust, Inc.	19,071	120,719
Orchid Island Capital, Inc.	14,657	120,481
PennyMac Mortgage Investment Trust	17,351	247,425
Ready Capital Corp.	31,041	236,843
Redwood Trust, Inc.	26,234	202,789
Seven Hills Realty Trust	2,962	40,787
TPG RE Finance Trust, Inc.	11,817	100,799
Two Harbors Investment Corp.	19,875	275,865
		5,131,020
		95,690,030
Health care – 17.0%
Biotechnology – 8.7%
2seventy bio, Inc. (A)(B)	10,407	49,121
4D Molecular Therapeutics, Inc. (A)	10,076	108,922
89bio, Inc. (A)	16,589	122,759
Absci Corp. (A)(B)	17,081	65,249
ACADIA Pharmaceuticals, Inc. (A)	23,958	368,474
ACELYRIN, Inc. (A)	15,486	76,346
Achieve Life Sciences, Inc. (A)	7,909	37,489
ADC Therapeutics SA (A)	14,905	46,951
ADMA Biologics, Inc. (A)	44,543	890,415
Aduro Biotech, Inc. (A)(C)	4,010	5,618
Adverum Biotechnologies, Inc. (A)(B)	4,519	31,723
Agios Pharmaceuticals, Inc. (A)	11,375	505,391
Akebia Therapeutics, Inc. (A)(B)	42,459	56,046
Akero Therapeutics, Inc. (A)	13,665	392,049
Albireo Pharma, Inc. (A)(C)	3,774	8,114
Aldeyra Therapeutics, Inc. (A)	11,428	61,597
Alector, Inc. (A)	17,502	81,559
Alkermes PLC (A)	32,347	905,393
Allogene Therapeutics, Inc. (A)	27,181	76,107
Altimmune, Inc. (A)(B)	14,419	88,533
Amicus Therapeutics, Inc. (A)	58,954	629,629
AnaptysBio, Inc. (A)	4,251	142,409
Anavex Life Sciences Corp. (A)(B)	16,103	91,465
Anika Therapeutics, Inc. (A)	2,895	71,507
Annexon, Inc. (A)	19,238	113,889
Apogee Therapeutics, Inc. (A)(B)	7,517	441,549
Applied Therapeutics, Inc. (A)	19,615	166,728
Arbutus Biopharma Corp. (A)(B)	30,143	116,051

183

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Arcellx, Inc. (A)	8,606	$718,687
Arcturus Therapeutics Holdings, Inc. (A)(B)	4,682	108,669
Arcus Biosciences, Inc. (A)	11,094	169,627
Arcutis Biotherapeutics, Inc. (A)(B)	21,358	198,629
Ardelyx, Inc. (A)	46,573	320,888
ArriVent Biopharma, Inc. (A)	5,804	136,394
Arrowhead Pharmaceuticals, Inc. (A)	23,926	463,447
ARS Pharmaceuticals, Inc. (A)(B)	10,560	153,120
Artiva Biotherapeutics, Inc. (A)	3,176	49,069
Astria Therapeutics, Inc. (A)	9,398	103,472
Atossa Therapeutics, Inc. (A)	27,311	41,513
Aura Biosciences, Inc. (A)	10,628	94,695
Aurinia Pharmaceuticals, Inc. (A)	26,973	197,712
Avid Bioservices, Inc. (A)(B)	13,205	150,273
Avidity Biosciences, Inc. (A)	21,366	981,340
Avita Medical, Inc. (A)(B)	5,650	60,568
Beam Therapeutics, Inc. (A)	15,392	377,104
BioCryst Pharmaceuticals, Inc. (A)	41,887	318,341
Biohaven, Ltd. (A)	15,037	751,399
Biomea Fusion, Inc. (A)(B)	5,772	58,297
Black Diamond Therapeutics, Inc. (A)	8,060	35,061
Blueprint Medicines Corp. (A)	12,526	1,158,655
Bridgebio Pharma, Inc. (A)	28,102	715,477
C4 Therapeutics, Inc. (A)	12,197	69,523
Cabaletta Bio, Inc. (A)(B)	8,825	41,654
Candel Therapeutics, Inc. (A)	4,251	29,459
Capricor Therapeutics, Inc. (A)	5,572	84,750
CareDx, Inc. (A)	10,147	316,840
Cargo Therapeutics, Inc. (A)(B)	6,992	129,002
Caribou Biosciences, Inc. (A)(B)	19,533	38,285
Catalyst Pharmaceuticals, Inc. (A)	22,062	438,593
Celcuity, Inc. (A)	5,040	75,146
Celldex Therapeutics, Inc. (A)	12,986	441,394
CG Oncology, Inc. (A)	9,443	356,284
Chinook Therapeutics, Inc. (A)(C)	12,035	4,694
Cogent Biosciences, Inc. (A)	18,895	204,066
Compass Therapeutics, Inc. (A)	22,819	41,987
Corbus Pharmaceuticals Holdings, Inc. (A)(B)	2,068	42,663
Crinetics Pharmaceuticals, Inc. (A)	15,598	797,058
Cullinan Therapeutics, Inc. (A)(B)	10,421	174,448
Cytokinetics, Inc. (A)	22,620	1,194,336
Day One Biopharmaceuticals, Inc. (A)(B)	10,828	150,834
Denali Therapeutics, Inc. (A)	25,012	728,600
Design Therapeutics, Inc. (A)	6,908	37,165
Dianthus Therapeutics, Inc. (A)	4,854	132,903
Disc Medicine, Inc. (A)	3,983	195,725
Dynavax Technologies Corp. (A)	26,680	297,215
Dyne Therapeutics, Inc. (A)	16,157	580,359
Editas Medicine, Inc. (A)(B)	17,790	60,664
Eliem Therapeutics, Inc. (A)	6,031	30,698
Enanta Pharmaceuticals, Inc. (A)	4,492	46,537
Entrada Therapeutics, Inc. (A)	5,164	82,521
Erasca, Inc. (A)	36,779	100,407
Fate Therapeutics, Inc. (A)	20,995	73,483
Fibrobiologics, Inc. (A)(B)	5,825	17,999
Foghorn Therapeutics, Inc. (A)	5,799	53,989
Generation Bio Company (A)	10,777	26,619
Geron Corp. (A)	115,413	523,975
Halozyme Therapeutics, Inc. (A)	24,584	1,407,188
Heron Therapeutics, Inc. (A)(B)	23,974	47,708
Humacyte, Inc. (A)(B)	18,284	99,465
Icosavax, Inc. (A)(C)	6,029	1,869
Ideaya Biosciences, Inc. (A)	16,546	524,177
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
IGM Biosciences, Inc. (A)(B)	3,136	$51,869
ImmunityBio, Inc. (A)(B)	28,415	105,704
Immunome, Inc. (A)	10,464	152,984
Immunovant, Inc. (A)	11,701	333,596
Inhibrx Biosciences, Inc. (A)(B)	2,907	45,524
Inhibrx, Inc. (A)(C)	6,820	4,297
Inovio Pharmaceuticals, Inc. (A)	5,419	31,322
Inozyme Pharma, Inc. (A)(B)	11,096	58,032
Insmed, Inc. (A)	30,980	2,261,540
Intellia Therapeutics, Inc. (A)(B)	19,399	398,649
Iovance Biotherapeutics, Inc. (A)	50,812	477,125
Ironwood Pharmaceuticals, Inc. (A)	29,329	120,835
iTeos Therapeutics, Inc. (A)	5,765	58,861
Janux Therapeutics, Inc. (A)	5,632	255,862
Jasper Therapeutics, Inc. (A)(B)	2,383	44,824
KalVista Pharmaceuticals, Inc. (A)	8,206	95,025
Keros Therapeutics, Inc. (A)	5,987	347,665
Kiniksa Pharmaceuticals International PLC (A)(B)	7,719	192,898
Korro Bio, Inc. (A)	1,271	42,477
Krystal Biotech, Inc. (A)	4,951	901,231
Kura Oncology, Inc. (A)	14,816	289,505
Kymera Therapeutics, Inc. (A)	8,989	425,449
Larimar Therapeutics, Inc. (A)	8,758	57,365
LENZ Therapeutics, Inc. (B)	2,793	66,306
Lexeo Therapeutics, Inc. (A)(B)	4,979	45,010
Lexicon Pharmaceuticals, Inc. (A)(B)	25,211	39,581
Lineage Cell Therapeutics, Inc. (A)(B)	32,559	29,476
Lyell Immunopharma, Inc. (A)	33,457	46,171
MacroGenics, Inc. (A)	13,104	43,112
Madrigal Pharmaceuticals, Inc. (A)(B)	3,500	742,770
MannKind Corp. (A)	53,453	336,219
MeiraGTx Holdings PLC (A)	9,248	38,564
Merrimack Pharmaceuticals, Inc. (A)(C)	2,411	72
Mersana Therapeutics, Inc. (A)	24,453	46,216
MiMedx Group, Inc. (A)	24,135	142,638
Mineralys Therapeutics, Inc. (A)(B)	6,457	78,194
Mirum Pharmaceuticals, Inc. (A)	7,993	311,727
Monte Rosa Therapeutics, Inc. (A)(B)	8,609	45,628
Myriad Genetics, Inc. (A)	17,903	490,363
Neurogene, Inc. (A)(B)	2,151	90,256
Nkarta, Inc. (A)	10,990	49,675
Novavax, Inc. (A)	28,226	356,494
Nurix Therapeutics, Inc. (A)	12,725	285,931
Nuvalent, Inc., Class A (A)	6,864	702,187
Ocugen, Inc. (A)	52,497	52,088
Olema Pharmaceuticals, Inc. (A)(B)	8,251	98,517
Organogenesis Holdings, Inc. (A)	15,843	45,311
ORIC Pharmaceuticals, Inc. (A)(B)	12,805	131,251
PDL BioPharma, Inc. (A)(B)(C)	28,581	17,149
PepGen, Inc. (A)	3,275	28,001
Perspective Therapeutics, Inc. (A)(B)	10,813	144,354
Poseida Therapeutics, Inc. (A)	14,836	42,431
Praxis Precision Medicines, Inc. (A)	3,494	201,045
Prime Medicine, Inc. (A)(B)	12,335	47,736
ProKidney Corp. (A)(B)	21,504	41,288
Protagonist Therapeutics, Inc. (A)	11,673	525,285
Prothena Corp. PLC (A)	8,827	147,676
PTC Therapeutics, Inc. (A)	15,274	566,665
Pyxis Oncology, Inc. (A)(B)	10,517	38,597
Q32 Bio, Inc. (A)	1,236	55,150
Radius Health, Inc. (A)(C)	9,985	799
Recursion Pharmaceuticals, Inc., Class A (A)	47,468	312,814
REGENXBIO, Inc. (A)	9,717	101,931

184

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Relay Therapeutics, Inc. (A)	20,694	$146,514
Replimune Group, Inc. (A)	12,329	135,126
REVOLUTION Medicines, Inc. (A)	30,148	1,367,212
Rhythm Pharmaceuticals, Inc. (A)	10,948	573,566
Rigel Pharmaceuticals, Inc. (A)	3,950	63,911
Rocket Pharmaceuticals, Inc. (A)	13,468	248,754
Sage Therapeutics, Inc. (A)	11,377	82,142
Sana Biotechnology, Inc. (A)(B)	27,082	112,661
Savara, Inc. (A)	23,859	101,162
Scholar Rock Holding Corp. (A)	14,115	113,061
Sera Prognostics, Inc., Class A (A)(B)	6,027	47,011
Shattuck Labs, Inc. (A)	8,493	29,641
Soleno Therapeutics, Inc. (A)	4,461	225,236
Solid Biosciences, Inc. (A)	4,860	33,874
SpringWorks Therapeutics, Inc. (A)	13,824	442,921
Spyre Therapeutics, Inc. (A)(B)	6,974	205,105
Stoke Therapeutics, Inc. (A)	7,271	89,361
Summit Therapeutics, Inc. (A)	17,706	387,761
Sutro Biopharma, Inc. (A)	17,644	61,048
Syndax Pharmaceuticals, Inc. (A)	16,773	322,880
Synergy Pharmaceuticals, Inc. (A)(C)	80,513	233
Tango Therapeutics, Inc. (A)(B)	9,886	76,122
Taysha Gene Therapies, Inc. (A)	32,712	65,751
TG Therapeutics, Inc. (A)(B)	27,855	651,528
Tourmaline Bio, Inc.	4,812	123,717
Travere Therapeutics, Inc. (A)	15,347	214,705
TScan Therapeutics, Inc. (A)	8,086	40,268
Twist Bioscience Corp. (A)	11,503	519,706
Tyra Biosciences, Inc. (A)	4,332	101,845
UroGen Pharma, Ltd. (A)(B)	7,063	89,700
Vanda Pharmaceuticals, Inc. (A)	12,361	57,973
Vaxcyte, Inc. (A)	23,603	2,697,115
Vera Therapeutics, Inc. (A)	7,803	344,893
Veracyte, Inc. (A)	15,490	527,280
Vericel Corp. (A)	9,715	410,459
Verve Therapeutics, Inc. (A)	14,758	71,429
Vir Biotechnology, Inc. (A)	18,519	138,707
Viridian Therapeutics, Inc. (A)	12,916	293,839
Voyager Therapeutics, Inc. (A)	9,725	56,891
XBiotech, Inc. (A)	4,532	35,032
Xencor, Inc. (A)	12,260	246,549
XOMA Royalty Corp. (A)	1,759	46,578
Y-mAbs Therapeutics, Inc. (A)	7,506	98,704
Zentalis Pharmaceuticals, Inc. (A)	12,812	47,148
Zura Bio, Ltd. (A)(B)	9,309	37,795
Zymeworks, Inc. (A)	11,897	149,307
		48,083,340
Health care equipment and supplies – 3.2%
Accuray, Inc. (A)	23,621	42,518
Alphatec Holdings, Inc. (A)	20,641	114,764
AngioDynamics, Inc. (A)	8,685	67,569
Artivion, Inc. (A)	8,059	214,531
AtriCure, Inc. (A)	9,645	270,446
Avanos Medical, Inc. (A)	8,974	215,645
Axogen, Inc. (A)	8,927	125,157
Axonics, Inc. (A)	10,044	699,062
Bioventus, Inc., Class A (A)	7,777	92,935
Cerus Corp. (A)(B)	38,693	67,326
CONMED Corp.	6,104	439,000
Embecta Corp.	11,706	165,055
Glaukos Corp. (A)	9,646	1,256,681
Haemonetics Corp. (A)	9,916	797,048
ICU Medical, Inc. (A)	4,256	775,528
Inari Medical, Inc. (A)	10,545	434,876
Inmode, Ltd. (A)	15,667	265,556
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Inogen, Inc. (A)	5,173	$50,178
Integer Holdings Corp. (A)	6,589	856,570
Integra LifeSciences Holdings Corp. (A)	13,681	248,584
iRadimed Corp.	1,700	85,493
iRhythm Technologies, Inc. (A)	6,222	461,921
Lantheus Holdings, Inc. (A)	13,598	1,492,381
LeMaitre Vascular, Inc.	4,032	374,532
LivaNova PLC (A)	10,848	569,954
Merit Medical Systems, Inc. (A)	11,267	1,113,518
Neogen Corp. (A)	43,397	729,504
Nevro Corp. (A)	7,866	43,971
Novocure, Ltd. (A)	21,317	333,185
Omnicell, Inc. (A)	9,157	399,245
OraSure Technologies, Inc. (A)	15,329	65,455
Orthofix Medical, Inc. (A)	6,925	108,169
OrthoPediatrics Corp. (A)	3,432	93,042
Paragon 28, Inc. (A)(B)	10,071	67,274
PROCEPT BioRobotics Corp. (A)	8,459	677,735
Pulmonx Corp. (A)	8,218	68,127
Pulse Biosciences, Inc. (A)	3,825	67,091
RxSight, Inc. (A)	7,109	351,398
SI-BONE, Inc. (A)(B)	8,397	117,390
Sight Sciences, Inc. (A)	7,410	46,683
STAAR Surgical Company (A)	9,851	365,965
Surmodics, Inc. (A)	2,867	111,182
Tactile Systems Technology, Inc. (A)	4,916	71,823
Tandem Diabetes Care, Inc. (A)	12,915	547,725
TransMedics Group, Inc. (A)	6,386	1,002,602
Treace Medical Concepts, Inc. (A)	10,567	61,289
UFP Technologies, Inc. (A)	1,446	457,948
Utah Medical Products, Inc.	686	45,900
Varex Imaging Corp. (A)	7,568	90,211
Zimvie, Inc. (A)	5,544	87,983
		17,307,725
Health care providers and services – 2.7%
Accolade, Inc. (A)	15,387	59,240
AdaptHealth Corp. (A)	20,425	229,373
Addus HomeCare Corp. (A)	3,413	454,031
agilon health, Inc. (A)	61,946	243,448
Alignment Healthcare, Inc. (A)	20,509	242,416
AMN Healthcare Services, Inc. (A)	7,550	320,045
Ardent Health Partners, Inc. (A)	2,643	48,578
Astrana Health, Inc. (A)	8,623	499,617
Aveanna Healthcare Holdings, Inc. (A)	10,736	55,827
BrightSpring Health Services, Inc. (A)(B)	11,104	163,007
Brookdale Senior Living, Inc. (A)	38,470	261,211
Castle Biosciences, Inc. (A)	5,331	152,040
Community Health Systems, Inc. (A)	26,083	158,324
Concentra Group Holdings Parent, Inc. (A)	4,667	104,354
CorVel Corp. (A)	1,769	578,268
Cross Country Healthcare, Inc. (A)	6,891	92,615
DocGo, Inc. (A)(B)	21,282	70,656
Enhabit, Inc. (A)	10,206	80,627
Fulgent Genetics, Inc. (A)	4,290	93,222
GeneDx Holdings Corp. (A)	2,476	105,081
Guardant Health, Inc. (A)	23,548	540,191
HealthEquity, Inc. (A)	16,700	1,366,895
Hims & Hers Health, Inc. (A)	37,811	696,479
LifeStance Health Group, Inc. (A)	28,161	197,127
ModivCare, Inc. (A)(B)	2,311	33,001
Nano-X Imaging, Ltd. (A)(B)	11,184	67,999
National HealthCare Corp.	2,484	312,413
National Research Corp.	3,492	79,827
NeoGenomics, Inc. (A)	25,496	376,066

185

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
OPKO Health, Inc. (A)(B)	69,068	$102,911
Option Care Health, Inc. (A)	33,844	1,059,317
Owens & Minor, Inc. (A)	15,105	236,997
PACS Group, Inc. (A)	7,921	316,602
Patterson Companies, Inc.	15,769	344,395
Pediatrix Medical Group, Inc. (A)	17,073	197,876
Performant Financial Corp. (A)	15,257	57,061
PetIQ, Inc. (A)	5,429	167,050
Privia Health Group, Inc. (A)	20,483	372,995
Progyny, Inc. (A)	16,894	283,143
RadNet, Inc. (A)	13,157	912,964
Select Medical Holdings Corp.	21,243	740,743
Surgery Partners, Inc. (A)	15,341	494,594
Talkspace, Inc. (A)	25,702	53,717
The Ensign Group, Inc.	10,855	1,561,166
The Pennant Group, Inc. (A)	5,880	209,916
US Physical Therapy, Inc.	3,002	254,059
Viemed Healthcare, Inc. (A)	7,861	57,621
		15,105,105
Health care technology – 0.4%
Definitive Healthcare Corp. (A)	11,527	51,526
Evolent Health, Inc., Class A (A)	22,998	650,383
Health Catalyst, Inc. (A)	12,232	99,568
HealthStream, Inc.	5,041	145,382
LifeMD, Inc. (A)(B)	7,169	37,566
OptimizeRx Corp. (A)	3,755	28,989
Phreesia, Inc. (A)	11,044	251,693
Schrodinger, Inc. (A)	11,206	207,871
Simulations Plus, Inc.	3,321	106,338
Teladoc Health, Inc. (A)	34,040	312,487
Waystar Holding Corp. (A)	8,720	243,201
		2,135,004
Life sciences tools and services – 0.3%
Adaptive Biotechnologies Corp. (A)(B)	25,687	131,517
BioLife Solutions, Inc. (A)	7,221	180,814
ChromaDex Corp. (A)	11,247	41,052
Codexis, Inc. (A)	15,434	47,537
CryoPort, Inc. (A)	9,305	75,464
Cytek Biosciences, Inc. (A)	25,185	139,525
Maravai LifeSciences Holdings, Inc., Class A (A)	22,690	188,554
MaxCyte, Inc. (A)	22,404	87,152
Mesa Laboratories, Inc.	1,092	141,807
Nautilus Biotechnology, Inc. (A)(B)	12,170	34,685
OmniAb, Inc. (A)	20,516	86,783
OmniAb, Inc., $12.50 Earnout Shares (A)	1,176	1,980
OmniAb, Inc., $15.00 Earnout Shares (A)	1,176	1,521
Pacific Biosciences of California, Inc. (A)(B)	56,952	96,818
Quanterix Corp. (A)	7,443	96,461
Standard BioTools, Inc. (A)(B)	62,142	119,934
		1,471,604
Pharmaceuticals – 1.7%
Alto Neuroscience, Inc. (A)	4,474	51,183
Alumis, Inc. (A)(B)	3,090	33,001
Amneal Pharmaceuticals, Inc. (A)	32,395	269,526
Amphastar Pharmaceuticals, Inc. (A)	7,697	373,535
ANI Pharmaceuticals, Inc. (A)	3,736	222,890
Aquestive Therapeutics, Inc. (A)(B)	15,759	78,480
Arvinas, Inc. (A)	12,947	318,885
Atea Pharmaceuticals, Inc. (A)	18,345	61,456
Avadel Pharmaceuticals PLC (A)	18,589	243,795
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Axsome Therapeutics, Inc. (A)	7,263	$652,726
Biote Corp., Class A (A)	5,917	33,017
Cassava Sciences, Inc. (A)(B)	8,209	241,591
CinCor Pharma, Inc. (A)(C)	5,189	15,878
Collegium Pharmaceutical, Inc. (A)	6,591	254,676
Corcept Therapeutics, Inc. (A)	16,162	747,977
CorMedix, Inc. (A)(B)	12,199	98,568
Edgewise Therapeutics, Inc. (A)	14,671	391,569
Enliven Therapeutics, Inc. (A)(B)	7,141	182,381
Esperion Therapeutics, Inc. (A)(B)	38,484	63,499
Evolus, Inc. (A)	11,426	185,101
EyePoint Pharmaceuticals, Inc. (A)	10,174	81,290
Fulcrum Therapeutics, Inc. (A)	12,869	45,942
Harmony Biosciences Holdings, Inc. (A)	6,110	244,400
Harrow, Inc. (A)	6,223	279,786
Innoviva, Inc. (A)	10,670	206,038
Ligand Pharmaceuticals, Inc. (A)	3,431	343,409
Liquidia Corp. (A)	11,923	119,230
Longboard Pharmaceuticals, Inc. (A)	6,578	219,245
MediWound, Ltd. (A)	1,781	32,165
Mind Medicine MindMed, Inc. (A)(B)	14,770	84,041
Nektar Therapeutics (A)(B)	37,354	48,560
Neumora Therapeutics, Inc. (A)(B)	17,269	228,123
Nuvation Bio, Inc. (A)(B)	37,202	85,193
Ocular Therapeutix, Inc. (A)(B)	31,264	271,997
Omeros Corp. (A)(B)	11,812	46,894
Pacira BioSciences, Inc. (A)	9,323	140,311
Phathom Pharmaceuticals, Inc. (A)	7,136	129,019
Phibro Animal Health Corp., Class A	4,257	95,868
Pliant Therapeutics, Inc. (A)	11,931	133,747
Prestige Consumer Healthcare, Inc. (A)	9,706	699,803
Rapport Therapeutics, Inc. (A)	2,003	41,021
Revance Therapeutics, Inc. (A)	22,530	116,931
Scilex Holding Company (A)	11,186	10,343
scPharmaceuticals, Inc. (A)	6,674	30,433
SIGA Technologies, Inc.	9,570	64,598
Supernus Pharmaceuticals, Inc. (A)	10,139	316,134
Tarsus Pharmaceuticals, Inc. (A)	7,499	246,642
Terns Pharmaceuticals, Inc. (A)	11,832	98,679
Theravance Biopharma, Inc. (A)	8,737	70,420
Third Harmonic Bio, Inc. (A)	4,438	60,135
Trevi Therapeutics, Inc. (A)	12,961	43,290
Ventyx Biosciences, Inc. (A)	12,886	28,091
Verrica Pharmaceuticals, Inc. (A)(B)	4,362	6,325
WaVe Life Sciences, Ltd. (A)	16,034	131,479
Xeris Biopharma Holdings, Inc. (A)	29,970	85,415
Zevra Therapeutics, Inc. (A)(B)	9,898	68,692
		9,473,423
		93,576,201
Industrials – 16.5%
Aerospace and defense – 1.1%
AAR Corp. (A)	6,833	446,605
AeroVironment, Inc. (A)	5,174	1,037,387
AerSale Corp. (A)(B)	7,242	36,572
Archer Aviation, Inc., Class A (A)(B)	47,177	142,946
Astronics Corp. (A)	5,829	113,549
Byrna Technologies, Inc. (A)	3,714	63,027
Cadre Holdings, Inc.	5,281	200,414
Ducommun, Inc. (A)	2,746	180,769
Intuitive Machines, Inc. (A)	5,772	46,465
Kratos Defense & Security Solutions, Inc. (A)	29,496	687,257
Leonardo DRS, Inc. (A)	14,675	414,129
Mercury Systems, Inc. (A)	11,134	411,958
Moog, Inc., Class A	5,616	1,134,544

186

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
National Presto Industries, Inc.	1,131	$84,983
Park Aerospace Corp.	4,473	58,283
Redwire Corp. (A)(B)	5,082	34,913
Rocket Lab USA, Inc. (A)(B)	70,172	682,774
Triumph Group, Inc. (A)	14,715	189,676
V2X, Inc. (A)	2,586	144,454
		6,110,705
Air freight and logistics – 0.2%
Air Transport Services Group, Inc. (A)	10,413	168,586
Forward Air Corp. (B)	5,171	183,053
Hub Group, Inc., Class A	11,883	540,082
Radiant Logistics, Inc. (A)	8,771	56,398
		948,119
Building products – 1.5%
American Woodmark Corp. (A)	3,143	293,713
Apogee Enterprises, Inc.	4,382	306,806
AZZ, Inc.	5,863	484,342
CSW Industrials, Inc.	3,251	1,191,134
Gibraltar Industries, Inc. (A)	6,127	428,461
Griffon Corp.	7,419	519,330
Insteel Industries, Inc.	3,981	123,769
Janus International Group, Inc. (A)	28,355	286,669
JELD-WEN Holding, Inc. (A)	17,459	276,027
Masterbrand, Inc. (A)	25,163	466,522
Quanex Building Products Corp.	9,157	254,107
Resideo Technologies, Inc. (A)	28,907	582,187
Tecnoglass, Inc. (B)	4,522	310,481
UFP Industries, Inc.	11,923	1,564,417
Zurn Elkay Water Solutions Corp.	28,347	1,018,791
		8,106,756
Commercial services and supplies – 1.7%
ABM Industries, Inc.	12,387	653,538
ACCO Brands Corp.	18,526	101,337
ACV Auctions, Inc., Class A (A)	29,515	600,040
Aris Water Solutions, Inc., Class A	5,399	91,081
BrightView Holdings, Inc. (A)	11,520	181,325
Casella Waste Systems, Inc., Class A (A)	12,131	1,206,913
CECO Environmental Corp. (A)	5,956	167,959
Cimpress PLC (A)	3,430	280,986
CoreCivic, Inc. (A)	22,252	281,488
Deluxe Corp.	8,671	168,998
Driven Brands Holdings, Inc. (A)	12,606	179,888
Ennis, Inc.	5,679	138,113
Enviri Corp. (A)	16,385	169,421
Healthcare Services Group, Inc. (A)	14,923	166,690
HNI Corp.	9,278	499,528
Interface, Inc.	11,566	219,407
LanzaTech Global, Inc. (A)	23,950	45,745
Liquidity Services, Inc. (A)	4,404	100,411
Matthews International Corp., Class A	6,056	140,499
MillerKnoll, Inc.	13,831	342,456
Montrose Environmental Group, Inc. (A)	6,413	168,662
OPENLANE, Inc. (A)	21,597	364,557
Perma-Fix Environmental Services, Inc. (A)(B)	3,125	38,344
Pitney Bowes, Inc.	33,153	236,381
Quad/Graphics, Inc.	6,869	31,185
Quest Resource Holding Corp. (A)(B)	4,142	33,053
Steelcase, Inc., Class A	18,537	250,064
The Brink's Company	8,870	1,025,727
The GEO Group, Inc. (A)	24,819	318,924
UniFirst Corp.	2,982	592,374
Viad Corp. (A)	4,263	152,743
Virco Manufacturing Corp. (B)	2,230	30,796
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
VSE Corp.	3,135	$259,359
		9,237,992
Construction and engineering – 1.5%
Ameresco, Inc., Class A (A)	6,503	246,724
Arcosa, Inc.	9,612	910,833
Argan, Inc.	2,563	259,965
Bowman Consulting Group, Ltd. (A)	2,767	66,629
Centuri Holdings, Inc. (A)	3,143	50,759
Concrete Pumping Holdings, Inc. (A)	5,980	34,624
Construction Partners, Inc., Class A (A)	8,523	594,905
Dycom Industries, Inc. (A)	5,637	1,111,053
Fluor Corp. (A)	33,587	1,602,436
Granite Construction, Inc. (B)	8,701	689,815
Great Lakes Dredge & Dock Corp. (A)	13,660	143,840
IES Holdings, Inc. (A)	1,670	333,365
Limbach Holdings, Inc. (A)	2,078	157,429
Matrix Service Company (A)	5,731	66,078
MYR Group, Inc. (A)	3,302	337,563
Northwest Pipe Company (A)	2,130	96,127
Orion Group Holdings, Inc. (A)	6,473	37,349
Primoris Services Corp.	10,564	613,557
Sterling Infrastructure, Inc. (A)	6,016	872,440
Tutor Perini Corp. (A)	8,736	237,270
		8,462,761
Electrical equipment – 1.2%
Allient, Inc.	3,171	60,217
American Superconductor Corp. (A)	6,893	162,675
Array Technologies, Inc. (A)(B)	30,514	201,392
Atkore, Inc.	7,276	616,568
Blink Charging Company (A)(B)	20,152	34,661
Bloom Energy Corp., Class A (A)(B)	39,767	419,940
ChargePoint Holdings, Inc. (A)(B)	81,172	111,206
EnerSys	7,958	812,114
Enovix Corp. (A)(B)	29,746	277,828
Fluence Energy, Inc. (A)(B)	12,228	277,698
FuelCell Energy, Inc. (A)	92,525	35,160
GrafTech International, Ltd. (A)(B)	54,964	72,552
LSI Industries, Inc.	5,825	94,074
Net Power, Inc. (A)(B)	4,633	32,477
NEXTracker, Inc., Class A (A)	28,524	1,069,080
NuScale Power Corp. (A)(B)	15,572	180,324
Plug Power, Inc. (A)(B)	149,115	337,000
Powell Industries, Inc.	1,887	418,895
Preformed Line Products Company	523	66,986
Shoals Technologies Group, Inc., Class A (A)	34,555	193,854
SunPower Corp. (A)	18,631	6
Sunrun, Inc. (A)	43,669	788,662
Thermon Group Holdings, Inc. (A)	6,862	204,762
TPI Composites, Inc. (A)(B)	9,846	44,799
Vicor Corp. (A)	4,578	192,734
		6,705,664
Ground transportation – 0.5%
ArcBest Corp.	4,666	506,028
Covenant Logistics Group, Inc.	1,594	84,227
FTAI Infrastructure, Inc.	20,557	192,414
Heartland Express, Inc.	9,399	115,420
Hertz Global Holdings, Inc. (A)(B)	25,561	84,351
Marten Transport, Ltd.	12,190	215,763
Proficient Auto Logistics, Inc. (A)	3,177	45,050
RXO, Inc. (A)	26,920	753,760
Universal Logistics Holdings, Inc.	1,590	68,545

187

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ground transportation (continued)
Werner Enterprises, Inc.	12,206	$471,030
		2,536,588
Industrial conglomerates – 0.0%
Brookfield Business Corp., Class A	5,015	127,030
Machinery – 3.7%
3D Systems Corp. (A)	27,048	76,816
Alamo Group, Inc.	2,000	360,260
Albany International Corp., Class A	6,141	545,628
Astec Industries, Inc.	4,689	149,767
Atmus Filtration Technologies, Inc.	16,615	623,561
Barnes Group, Inc.	9,337	377,308
Blue Bird Corp. (A)	6,389	306,416
Chart Industries, Inc. (A)	8,493	1,054,321
Columbus McKinnon Corp.	5,597	201,492
Douglas Dynamics, Inc.	4,663	128,606
Energy Recovery, Inc. (A)	11,631	202,263
Enerpac Tool Group Corp.	10,844	454,255
Enpro, Inc.	4,176	677,264
ESCO Technologies, Inc.	5,171	666,956
Federal Signal Corp.	11,838	1,106,379
Franklin Electric Company, Inc.	8,876	930,382
Gencor Industries, Inc. (A)	2,307	48,124
Graham Corp. (A)	2,252	66,637
Helios Technologies, Inc.	6,716	320,353
Hillenbrand, Inc.	13,986	388,811
Hillman Solutions Corp. (A)	39,134	413,255
Hyliion Holdings Corp. (A)(B)	30,578	75,833
Hyster-Yale, Inc.	2,298	146,543
John Bean Technologies Corp.	6,312	621,795
Kadant, Inc.	2,306	779,428
Kennametal, Inc.	15,659	406,038
LB Foster Company, Class A (A)	2,122	43,352
Lindsay Corp.	2,224	277,199
Luxfer Holdings PLC	5,760	74,592
Mayville Engineering Company, Inc. (A)	2,785	58,708
Miller Industries, Inc.	2,213	134,993
Mueller Industries, Inc.	21,920	1,624,272
Mueller Water Products, Inc., Class A	30,848	669,402
NN, Inc. (A)(B)	10,879	42,428
Omega Flex, Inc.	914	45,627
Park-Ohio Holdings Corp.	1,952	59,926
Proto Labs, Inc. (A)	5,129	150,639
REV Group, Inc.	10,241	287,362
SPX Technologies, Inc. (A)	8,844	1,410,264
Standex International Corp.	2,312	422,587
Taylor Devices, Inc. (A)	527	26,308
Tennant Company	3,759	361,014
Terex Corp.	13,046	690,264
The Eastern Company	1,334	43,288
The Gorman-Rupp Company	4,391	171,029
The Greenbrier Companies, Inc.	6,090	309,920
The Manitowoc Company, Inc. (A)	6,903	66,407
The Shyft Group, Inc.	6,996	87,800
Titan International, Inc. (A)	10,207	82,983
Trinity Industries, Inc.	16,302	567,962
Twin Disc, Inc.	2,750	34,348
Wabash National Corp.	8,795	168,776
Watts Water Technologies, Inc., Class A	5,366	1,111,782
		20,151,723
Marine transportation – 0.3%
Costamare, Inc.	8,511	133,793
Genco Shipping & Trading, Ltd.	8,327	162,377
Golden Ocean Group, Ltd.	24,243	324,371
Himalaya Shipping, Ltd. (A)	6,860	59,408
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Marine transportation (continued)
Matson, Inc.	6,745	$961,972
Pangaea Logistics Solutions, Ltd.	6,552	47,371
Safe Bulkers, Inc.	13,053	67,615
		1,756,907
Passenger airlines – 0.4%
Allegiant Travel Company	2,928	161,216
Blade Air Mobility, Inc. (A)(B)	12,076	35,503
Frontier Group Holdings, Inc. (A)(B)	9,268	49,584
JetBlue Airways Corp. (A)(B)	61,490	403,374
Joby Aviation, Inc. (A)(B)	80,509	404,960
SkyWest, Inc. (A)	7,819	664,771
Spirit Airlines, Inc. (B)	22,371	53,690
Sun Country Airlines Holdings, Inc. (A)	7,754	86,922
Wheels Up Experience, Inc. (A)(B)	18,561	44,918
		1,904,938
Professional services – 2.2%
Alight, Inc., Class A (A)	84,171	622,865
Asure Software, Inc. (A)(B)	5,181	46,888
Barrett Business Services, Inc.	4,921	184,587
CBIZ, Inc. (A)	9,454	636,160
Conduent, Inc. (A)	34,357	138,459
CRA International, Inc.	1,351	236,857
CSG Systems International, Inc.	5,850	284,603
EXL Service Holdings, Inc. (A)	31,105	1,186,656
Exponent, Inc.	10,013	1,154,299
First Advantage Corp. (A)	10,484	208,107
Forrester Research, Inc. (A)	2,912	52,445
Franklin Covey Company (A)	2,430	99,946
Heidrick & Struggles International, Inc.	4,031	156,645
Huron Consulting Group, Inc. (A)	3,540	384,798
IBEX Holdings, Ltd. (A)	2,292	45,794
ICF International, Inc.	3,696	616,456
Innodata, Inc. (A)(B)	5,494	92,134
Insperity, Inc.	7,130	627,440
Kelly Services, Inc., Class A	6,299	134,862
Kforce, Inc.	3,659	224,846
Korn Ferry	10,108	760,526
Legalzoom.com, Inc. (A)	27,660	175,641
Maximus, Inc.	11,991	1,117,082
Mistras Group, Inc. (A)	4,720	53,666
NV5 Global, Inc. (A)	2,834	264,922
Planet Labs PBC (A)(B)	45,206	100,809
Resources Connection, Inc.	6,720	65,184
Spire Global, Inc. (A)(B)	4,767	47,622
Sterling Check Corp. (A)	6,904	115,435
TriNet Group, Inc.	6,321	612,947
TrueBlue, Inc. (A)	6,614	52,184
Upwork, Inc. (A)	24,729	258,418
Verra Mobility Corp. (A)	33,004	917,841
Willdan Group, Inc. (A)	2,639	108,067
WNS Holdings, Ltd. (A)	8,983	473,494
		12,258,685
Trading companies and distributors – 2.2%
Alta Equipment Group, Inc. (B)	5,862	39,510
Applied Industrial Technologies, Inc.	7,542	1,682,846
Beacon Roofing Supply, Inc. (A)	12,605	1,089,450
BlueLinx Holdings, Inc. (A)	1,656	174,576
Boise Cascade Company	7,808	1,100,772
Custom Truck One Source, Inc. (A)(B)	12,385	42,728
Distribution Solutions Group, Inc. (A)	2,374	91,423
DNOW, Inc. (A)	21,592	279,185
DXP Enterprises, Inc. (A)	2,562	136,708
FTAI Aviation, Ltd.	20,021	2,660,791
GATX Corp.	7,074	936,951

188

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Global Industrial, Inc.	2,970	$100,891
GMS, Inc. (A)	7,846	710,612
H&E Equipment Services, Inc.	6,378	310,481
Herc Holdings, Inc.	5,562	886,750
Hudson Technologies, Inc. (A)	9,266	77,278
Karat Packaging, Inc.	1,541	39,896
McGrath RentCorp	4,858	511,450
MRC Global, Inc. (A)	16,856	214,745
Rush Enterprises, Inc., Class A	11,851	626,088
Rush Enterprises, Inc., Class B	2,029	97,291
Titan Machinery, Inc. (A)	4,308	60,010
Transcat, Inc. (A)	1,749	211,227
Willis Lease Finance Corp.	585	87,054
Xometry, Inc., Class A (A)(B)	8,612	158,202
		12,326,915
Transportation infrastructure – 0.0%
Sky Harbour Group Corp. (A)(B)	2,416	26,673
		90,661,456
Information technology – 12.4%
Communications equipment – 0.6%
ADTRAN Holdings, Inc. (A)	16,555	98,171
Applied Optoelectronics, Inc. (A)(B)	7,501	107,339
Aviat Networks, Inc. (A)	2,391	51,717
Calix, Inc. (A)	11,670	452,679
Clearfield, Inc. (A)	2,567	100,010
CommScope Holding Company, Inc. (A)	41,880	255,887
Digi International, Inc. (A)	7,194	198,051
Extreme Networks, Inc. (A)	24,945	374,923
Harmonic, Inc. (A)	22,043	321,167
Infinera Corp. (A)(B)	40,400	272,700
NETGEAR, Inc. (A)	5,971	119,778
NetScout Systems, Inc. (A)	13,764	299,367
Ribbon Communications, Inc. (A)	19,297	62,715
Viasat, Inc. (A)	24,366	290,930
Viavi Solutions, Inc. (A)	44,417	400,641
		3,406,075
Electronic equipment, instruments and components – 2.9%
Advanced Energy Industries, Inc.	7,358	774,356
Arlo Technologies, Inc. (A)	19,010	230,211
Badger Meter, Inc.	5,779	1,262,191
Bel Fuse, Inc. Class A	404	40,170
Bel Fuse, Inc., Class B	2,033	159,611
Belden, Inc.	8,021	939,500
Benchmark Electronics, Inc.	7,066	313,165
Climb Global Solutions, Inc.	925	92,075
CTS Corp.	6,097	294,973
Daktronics, Inc. (A)	7,534	97,264
ePlus, Inc. (A)	5,251	516,383
Evolv Technologies Holdings, Inc. (A)(B)	27,485	111,314
Fabrinet (A)	7,192	1,700,476
FARO Technologies, Inc. (A)	3,789	72,521
Insight Enterprises, Inc. (A)(B)	5,515	1,187,876
Iteris, Inc. (A)	8,679	61,968
Itron, Inc. (A)	9,129	975,068
Kimball Electronics, Inc. (A)	5,186	95,993
Knowles Corp. (A)	17,516	315,813
Lightwave Logic, Inc. (A)(B)	24,765	68,351
Methode Electronics, Inc.	7,370	88,145
MicroVision, Inc. (A)(B)	37,445	42,687
Mirion Technologies, Inc. (A)	39,883	441,505
Napco Security Technologies, Inc.	7,023	284,151
nLight, Inc. (A)	9,825	105,029
Novanta, Inc. (A)	7,106	1,271,406
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
OSI Systems, Inc. (A)	3,198	$485,552
Ouster, Inc. (A)	8,790	55,377
PAR Technology Corp. (A)	7,219	375,966
PC Connection, Inc.	2,331	175,827
Plexus Corp. (A)	5,400	738,234
Powerfleet, Inc. (A)	18,735	93,675
Richardson Electronics, Ltd.	2,858	35,268
Rogers Corp. (A)	3,731	421,640
Sanmina Corp. (A)	10,528	720,642
ScanSource, Inc. (A)	4,945	237,508
SmartRent, Inc. (A)(B)	40,563	70,174
TTM Technologies, Inc. (A)	19,992	364,854
Vishay Intertechnology, Inc.	24,440	462,160
Vishay Precision Group, Inc. (A)	2,641	68,402
		15,847,481
IT services – 0.7%
Applied Digital Corp. (A)(B)	23,358	192,704
ASGN, Inc. (A)	8,867	826,670
Backblaze, Inc., Class A (A)	8,811	56,302
BigBear.ai Holdings, Inc. (A)(B)	21,285	31,076
BigCommerce Holdings, Inc., Series 1 (A)	14,308	83,702
Core Scientific, Inc. (A)	35,590	422,097
Couchbase, Inc. (A)	7,840	126,381
DigitalOcean Holdings, Inc. (A)	13,010	525,474
Fastly, Inc., Class A (A)(B)	26,025	197,009
Grid Dynamics Holdings, Inc. (A)	11,682	163,548
Perficient, Inc. (A)	6,881	519,378
Rackspace Technology, Inc. (A)	14,331	35,111
Squarespace, Inc., Class A (A)	12,000	557,160
The Hackett Group, Inc.	5,306	139,389
Thoughtworks Holding, Inc. (A)	21,568	95,331
Tucows, Inc., Class A (A)(B)	1,860	38,855
Unisys Corp. (A)	14,325	81,366
		4,091,553
Semiconductors and semiconductor equipment – 2.2%
ACM Research, Inc., Class A (A)(B)	10,175	206,553
Aehr Test Systems (A)(B)	5,869	75,417
Alpha & Omega Semiconductor, Ltd. (A)	4,762	176,765
Ambarella, Inc. (A)	7,584	427,776
Axcelis Technologies, Inc. (A)	6,446	675,863
CEVA, Inc. (A)	4,891	118,118
Cohu, Inc. (A)	9,288	238,702
Credo Technology Group Holding, Ltd. (A)	25,355	780,934
Diodes, Inc. (A)	9,035	579,053
FormFactor, Inc. (A)	15,414	709,044
Ichor Holdings, Ltd. (A)	6,589	209,596
Impinj, Inc. (A)(B)	4,507	975,856
Indie Semiconductor, Inc., Class A (A)(B)	33,099	132,065
Kulicke & Soffa Industries, Inc.	10,779	486,456
MaxLinear, Inc. (A)	15,868	229,769
Navitas Semiconductor Corp. (A)(B)	25,924	63,514
NVE Corp. (B)	1,027	82,026
PDF Solutions, Inc. (A)	6,255	198,158
Photronics, Inc. (A)	12,170	301,329
Power Integrations, Inc.	11,202	718,272
Rambus, Inc. (A)	21,569	910,643
Semtech Corp. (A)	12,955	591,525
Silicon Laboratories, Inc. (A)	6,298	727,860
SiTime Corp. (A)	3,679	630,985
SkyWater Technology, Inc. (A)(B)	5,906	53,626
SMART Global Holdings, Inc. (A)	10,360	217,042

189

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Synaptics, Inc. (A)	7,734	$600,004
Ultra Clean Holdings, Inc. (A)	8,831	352,622
Veeco Instruments, Inc. (A)	10,986	363,966
		11,833,539
Software – 5.8%
8x8, Inc. (A)(B)	24,768	50,527
A10 Networks, Inc.	14,280	206,203
ACI Worldwide, Inc. (A)	20,759	1,056,633
Adeia, Inc.	22,025	262,318
Agilysys, Inc. (A)	4,401	479,577
Alarm.com Holdings, Inc. (A)	9,550	522,099
Alkami Technology, Inc. (A)	8,931	281,684
Altair Engineering, Inc., Class A (A)	11,325	1,081,651
American Software, Inc., Class A	7,148	79,986
Amplitude, Inc., Class A (A)(B)	16,004	143,556
Appian Corp., Class A (A)	8,121	277,251
Arteris, Inc. (A)	6,023	46,498
Asana, Inc., Class A (A)	15,872	183,956
AudioEye, Inc. (A)	1,482	33,864
Aurora Innovation, Inc. (A)	185,345	1,097,242
AvePoint, Inc. (A)	25,553	300,759
Bit Digital, Inc. (A)(B)	23,611	82,875
Blackbaud, Inc. (A)	8,202	694,545
Blackline, Inc. (A)	11,441	630,857
Blend Labs, Inc., Class A (A)	47,224	177,090
Box, Inc., Class A (A)	27,843	911,301
Braze, Inc., Class A (A)	13,087	423,234
c3.ai, Inc., Class A (A)	16,468	399,020
Cipher Mining, Inc. (A)(B)	34,588	133,856
CleanSpark, Inc. (A)(B)	45,197	422,140
Clear Secure, Inc., Class A	17,399	576,603
Clearwater Analytics Holdings, Inc., Class A (A)	29,977	756,919
CommVault Systems, Inc. (A)	8,625	1,326,956
Consensus Cloud Solutions, Inc. (A)	3,770	88,784
CS Disco, Inc. (A)	6,875	40,425
Daily Journal Corp. (A)	287	140,659
Dave, Inc. (A)	1,625	64,935
Digimarc Corp. (A)(B)	3,137	84,323
Digital Turbine, Inc. (A)	21,025	64,547
Domo, Inc., Class B (A)	7,274	54,628
E2open Parent Holdings, Inc. (A)	41,767	184,192
Enfusion, Inc., Class A (A)	9,964	94,558
Envestnet, Inc. (A)	10,081	631,272
EverCommerce, Inc. (A)(B)	4,508	46,703
Freshworks, Inc., Class A (A)	40,776	468,108
Hut 8 Corp. (A)(B)	16,008	196,258
iLearningEngines Holdings, Inc. (A)	6,187	10,332
Instructure Holdings, Inc. (A)(B)	4,646	109,413
Intapp, Inc. (A)	7,792	372,691
InterDigital, Inc. (B)	4,971	704,043
Jamf Holding Corp. (A)	16,523	286,674
Life360, Inc. (A)	1,264	49,738
LiveRamp Holdings, Inc. (A)	13,006	322,289
MARA Holdings, Inc. (A)(B)	54,389	882,190
Matterport, Inc. (A)	54,285	244,283
MeridianLink, Inc. (A)	5,639	115,994
Mitek Systems, Inc. (A)(B)	9,407	81,559
N-able, Inc. (A)	14,425	188,391
NCR Voyix Corp. (A)	29,470	399,908
NextNav, Inc. (A)(B)	15,409	115,413
Olo, Inc., Class A (A)	21,867	108,460
ON24, Inc. (A)	7,092	43,403
OneSpan, Inc. (A)	7,633	127,242
Ooma, Inc. (A)	5,692	64,832
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Pagaya Technologies, Ltd., Class A (A)	9,426	$99,633
PagerDuty, Inc. (A)	18,307	339,595
PowerSchool Holdings, Inc., Class A (A)	11,808	269,340
Progress Software Corp.	8,436	568,333
PROS Holdings, Inc. (A)	9,199	170,365
Q2 Holdings, Inc. (A)	11,650	929,321
Qualys, Inc. (A)	7,345	943,539
Rapid7, Inc. (A)	12,337	492,123
Red Violet, Inc. (A)	2,399	68,252
ReposiTrak, Inc. (B)	2,684	49,573
Riot Platforms, Inc. (A)(B)	56,488	419,141
Sapiens International Corp. NV	6,259	233,273
SEMrush Holdings, Inc., Class A (A)	7,311	114,856
SolarWinds Corp.	11,072	144,490
SoundHound AI, Inc., Class A (A)(B)	56,664	264,054
Sprinklr, Inc., Class A (A)	25,613	197,988
Sprout Social, Inc., Class A (A)	9,918	288,316
SPS Commerce, Inc. (A)	7,357	1,428,509
Telos Corp. (A)	11,967	42,962
Tenable Holdings, Inc. (A)	23,450	950,194
TeraWulf, Inc. (A)(B)	45,942	215,009
Varonis Systems, Inc. (A)	21,865	1,235,373
Verint Systems, Inc. (A)	12,272	310,850
Vertex, Inc., Class A (A)	10,868	418,527
Viant Technology, Inc., Class A (A)	3,501	38,756
Weave Communications, Inc. (A)	8,159	104,435
Workiva, Inc. (A)	10,042	794,523
Xperi, Inc. (A)	9,431	87,142
Yext, Inc. (A)	21,434	148,323
Zeta Global Holdings Corp., Class A (A)	35,272	1,052,164
Zuora, Inc., Class A (A)	27,886	240,377
		31,684,783
Technology hardware, storage and peripherals – 0.2%
CompoSecure, Inc., Class A	4,959	69,525
Corsair Gaming, Inc. (A)	9,064	63,085
CPI Card Group, Inc. (A)	1,126	31,337
Diebold Nixdorf, Inc. (A)	5,081	226,917
Eastman Kodak Company (A)(B)	12,442	58,726
Immersion Corp.	6,443	57,472
IonQ, Inc. (A)(B)	39,713	347,092
Turtle Beach Corp. (A)	3,584	54,979
Xerox Holdings Corp. (B)	23,076	239,529
		1,148,662
		68,012,093
Materials – 4.4%
Chemicals – 1.9%
AdvanSix, Inc.	5,410	164,356
American Vanguard Corp.	5,975	31,668
Arcadium Lithium PLC (A)	216,274	616,365
ASP Isotopes, Inc. (A)(B)	10,506	29,207
Aspen Aerogels, Inc. (A)	11,685	323,558
Avient Corp.	17,872	899,319
Balchem Corp.	6,371	1,121,296
Cabot Corp.	10,689	1,194,710
Core Molding Technologies, Inc. (A)	1,657	28,517
Ecovyst, Inc. (A)	24,113	165,174
Hawkins, Inc.	3,877	494,201
HB Fuller Company	10,784	856,034
Ingevity Corp. (A)	7,339	286,221
Innospec, Inc.	4,917	556,064
Intrepid Potash, Inc. (A)	2,340	56,160
Koppers Holdings, Inc.	4,241	154,924
Kronos Worldwide, Inc.	4,792	59,660
LSB Industries, Inc. (A)	11,673	93,851

190

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Mativ Holdings, Inc.	10,958	$186,176
Minerals Technologies, Inc.	6,332	489,020
Orion SA	11,532	205,385
Perimeter Solutions SA (A)	27,025	363,486
PureCycle Technologies, Inc. (A)(B)	25,104	238,488
Quaker Chemical Corp.	2,777	467,897
Rayonier Advanced Materials, Inc. (A)	13,105	112,179
Sensient Technologies Corp.	8,401	673,928
Stepan Company	4,280	330,630
Tronox Holdings PLC	23,793	348,092
		10,546,566
Construction materials – 0.4%
Knife River Corp. (A)	11,149	996,609
Smith-Midland Corp. (A)	977	32,622
Summit Materials, Inc., Class A (A)	23,647	922,942
United States Lime & Minerals, Inc.	2,082	203,328
		2,155,501
Containers and packaging – 0.3%
Ardagh Metal Packaging SA	30,462	114,842
Greif, Inc., Class A	4,523	283,411
Greif, Inc., Class B	1,137	79,397
Myers Industries, Inc.	7,856	108,570
O-I Glass, Inc. (A)	30,650	402,128
Pactiv Evergreen, Inc.	8,509	97,939
Ranpak Holdings Corp. (A)	9,230	60,272
TriMas Corp.	8,349	213,150
		1,359,709
Metals and mining – 1.7%
1911 Gold Corp. (A)(B)	5,045	457
Alpha Metallurgical Resources, Inc.	2,183	515,581
Arch Resources, Inc.	3,487	481,764
Caledonia Mining Corp. PLC	3,387	50,670
Carpenter Technology Corp.	9,368	1,494,945
Century Aluminum Company (A)	10,666	173,109
Coeur Mining, Inc. (A)	79,000	543,520
Commercial Metals Company	22,804	1,253,308
Compass Minerals International, Inc.	7,188	86,400
Constellium SE (A)	25,694	417,784
Contango ORE, Inc. (A)	2,198	42,333
Dakota Gold Corp. (A)	16,409	38,725
Haynes International, Inc.	2,565	152,720
Hecla Mining Company	115,359	769,445
i-80 Gold Corp. (A)	65,963	76,517
Ivanhoe Electric, Inc. (A)	17,308	146,426
Kaiser Aluminum Corp.	3,168	229,743
Lifezone Metals, Ltd. (A)(B)	7,626	53,382
Materion Corp.	4,081	456,501
Metallus, Inc. (A)	8,645	128,205
Metals Acquisition, Ltd., Class A (A)	11,279	156,214
Novagold Resources, Inc. (A)	50,326	206,337
Olympic Steel, Inc.	1,935	75,465
Pan American Silver Corp., CVR (A)	88,114	37,448
Perpetua Resources Corp. (A)	7,724	72,219
Piedmont Lithium, Inc. (A)	4,211	37,604
Radius Recycling, Inc.	5,622	104,232
Ramaco Resources, Inc. (A)	5,741	67,170
Ryerson Holding Corp.	5,853	116,533
SSR Mining, Inc.	41,308	234,629
SunCoke Energy, Inc.	16,991	147,482
Tredegar Corp. (A)	5,745	41,881
Universal Stainless & Alloy Products, Inc. (A)	1,929	74,517
Warrior Met Coal, Inc.	10,320	659,448
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Worthington Steel, Inc.	6,621	$225,180
		9,367,894
Paper and forest products – 0.1%
Clearwater Paper Corp. (A)	3,306	94,353
Resolute Forest Products, Inc. (A)(C)	9,238	13,118
Sylvamo Corp.	6,997	600,692
		708,163
		24,137,833
Real estate – 6.3%
Diversified REITs – 0.7%
Alexander & Baldwin, Inc.	15,230	292,416
Alpine Income Property Trust, Inc.	3,013	54,837
American Assets Trust, Inc.	9,463	252,851
Armada Hoffler Properties, Inc.	13,676	148,111
Broadstone Net Lease, Inc.	37,102	703,083
CTO Realty Growth, Inc.	4,570	86,921
Empire State Realty Trust, Inc., Class A	26,906	298,118
Essential Properties Realty Trust, Inc.	34,093	1,164,276
Gladstone Commercial Corp.	8,398	136,384
Global Net Lease, Inc.	40,134	337,928
NexPoint Diversified Real Estate Trust	9,076	56,725
One Liberty Properties, Inc.	3,472	95,619
		3,627,269
Health care REITs – 0.6%
American Healthcare REIT, Inc.	12,599	328,834
CareTrust REIT, Inc.	27,626	852,538
Community Healthcare Trust, Inc.	5,429	98,536
Diversified Healthcare Trust	44,085	184,716
Global Medical REIT, Inc.	12,101	119,921
LTC Properties, Inc.	8,181	300,161
National Health Investors, Inc.	8,251	693,579
Sabra Health Care REIT, Inc.	45,210	841,358
Universal Health Realty Income Trust	2,877	131,623
		3,551,266
Hotel and resort REITs – 0.7%
Apple Hospitality REIT, Inc.	44,128	655,301
Braemar Hotels & Resorts, Inc.	14,241	44,005
Chatham Lodging Trust	10,053	85,652
DiamondRock Hospitality Company	41,872	365,543
Pebblebrook Hotel Trust	23,623	312,532
RLJ Lodging Trust	29,835	273,885
Ryman Hospitality Properties, Inc.	11,511	1,234,440
Service Properties Trust	33,335	152,008
Summit Hotel Properties, Inc.	21,854	149,918
Sunstone Hotel Investors, Inc.	39,836	411,108
Xenia Hotels & Resorts, Inc.	20,565	303,745
		3,988,137
Industrial REITs – 0.5%
Industrial Logistics Properties Trust	13,873	66,035
Innovative Industrial Properties, Inc.	5,556	747,838
LXP Industrial Trust	56,831	571,152
Plymouth Industrial REIT, Inc.	8,114	183,376
Terreno Realty Corp.	18,698	1,249,587
		2,817,988
Office REITs – 0.8%
Brandywine Realty Trust	34,480	187,571
City Office REIT, Inc.	8,677	50,674
COPT Defense Properties	22,207	673,538
Douglas Emmett, Inc.	31,765	558,111
Easterly Government Properties, Inc.	19,516	265,027
Equity Commonwealth (A)	20,834	414,597
Franklin Street Properties Corp.	22,703	40,184

191

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Office REITs (continued)
Hudson Pacific Properties, Inc.	27,548	$131,679
JBG SMITH Properties	16,398	286,637
NET Lease Office Properties	2,991	91,584
Orion Office REIT, Inc.	12,236	48,944
Paramount Group, Inc.	37,595	184,967
Peakstone Realty Trust	7,389	100,712
Piedmont Office Realty Trust, Inc., Class A	24,085	243,259
Postal Realty Trust, Inc., Class A	3,846	56,305
SL Green Realty Corp.	12,862	895,324
		4,229,113
Real estate management and development – 0.8%
Anywhere Real Estate, Inc. (A)	20,222	102,728
Compass, Inc., Class A (A)	75,286	459,997
Cushman & Wakefield PLC (A)	45,382	618,557
DigitalBridge Group, Inc.	31,690	447,780
eXp World Holdings, Inc. (B)	16,267	229,202
Forestar Group, Inc. (A)	3,783	122,456
FRP Holdings, Inc. (A)	2,822	84,265
Kennedy-Wilson Holdings, Inc.	23,490	259,565
Marcus & Millichap, Inc.	4,943	195,891
Maui Land & Pineapple Company, Inc. (A)(B)	1,845	41,420
Newmark Group, Inc., Class A	26,702	414,682
Opendoor Technologies, Inc. (A)(B)	124,385	248,770
RE/MAX Holdings, Inc., Class A (A)	3,987	49,638
Redfin Corp. (A)	23,776	297,913
Star Holdings (A)	3,962	54,834
Stratus Properties, Inc. (A)(B)	1,410	36,646
Tejon Ranch Company (A)	5,027	88,224
The Real Brokerage, Inc. (A)	19,775	109,751
The RMR Group, Inc., Class A	3,147	79,871
The St. Joe Company	7,172	418,199
		4,360,389
Residential REITs – 0.5%
Apartment Investment and Management Company, Class A (A)	29,600	267,584
BRT Apartments Corp.	3,079	54,129
Centerspace	3,055	215,286
Elme Communities	17,528	308,318
Independence Realty Trust, Inc.	44,318	908,519
NexPoint Residential Trust, Inc.	4,627	203,634
UMH Properties, Inc.	12,917	254,077
Veris Residential, Inc.	15,836	282,831
		2,494,378
Retail REITs – 1.2%
Acadia Realty Trust	20,545	482,397
Alexander's, Inc.	468	113,424
CBL & Associates Properties, Inc.	4,622	116,474
Getty Realty Corp.	9,887	314,505
InvenTrust Properties Corp.	13,697	388,584
Kite Realty Group Trust	42,734	1,135,015
NETSTREIT Corp.	15,241	251,934
Phillips Edison & Company, Inc.	24,139	910,282
Retail Opportunity Investments Corp.	24,921	392,007
Saul Centers, Inc.	2,465	103,431
SITE Centers Corp.	9,320	563,860
Tanger, Inc.	20,872	692,533
The Macerich Company	42,854	781,657
Urban Edge Properties	23,706	507,071
Whitestone REIT	10,176	137,681
		6,890,855
Specialized REITs – 0.5%
Farmland Partners, Inc.	9,098	95,074
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialized REITs (continued)
Four Corners Property Trust, Inc.	18,204	$533,559
Gladstone Land Corp.	7,292	101,359
Outfront Media, Inc.	29,211	536,898
PotlatchDeltic Corp.	15,644	704,762
Safehold, Inc.	10,187	267,205
Uniti Group, Inc.	48,660	274,442
		2,513,299
		34,472,694
Utilities – 2.7%
Electric utilities – 0.7%
ALLETE, Inc.	11,410	732,408
Genie Energy, Ltd., B Shares	2,793	45,386
Hawaiian Electric Industries, Inc. (A)	22,741	220,133
MGE Energy, Inc.	7,366	673,621
Otter Tail Corp. (B)	8,229	643,179
Portland General Electric Company	20,194	967,293
TXNM Energy, Inc.	17,827	780,288
		4,062,308
Gas utilities – 1.0%
Brookfield Infrastructure Corp., Class A	23,797	1,033,504
Chesapeake Utilities Corp.	4,388	544,858
New Jersey Resources Corp.	19,338	912,754
Northwest Natural Holding Company	7,407	302,354
ONE Gas, Inc.	11,048	822,192
RGC Resources, Inc.	1,772	39,994
Southwest Gas Holdings, Inc.	12,010	885,858
Spire, Inc.	10,952	736,960
		5,278,474
Independent power and renewable electricity producers – 0.2%
Altus Power, Inc. (A)(B)	16,009	50,909
Montauk Renewables, Inc. (A)(B)	14,137	73,654
Ormat Technologies, Inc.	10,750	827,105
Sunnova Energy International, Inc. (A)(B)	21,923	213,530
		1,165,198
Multi-utilities – 0.4%
Avista Corp.	15,477	599,734
Black Hills Corp.	13,277	811,490
Northwestern Energy Group, Inc.	11,949	683,722
Unitil Corp.	3,282	198,824
		2,293,770
Water utilities – 0.4%
American States Water Company	7,301	608,100
Cadiz, Inc. (A)(B)	9,981	30,242
California Water Service Group	11,427	619,572
Consolidated Water Company, Ltd.	3,094	78,000
Global Water Resources, Inc.	2,886	36,335
Middlesex Water Company	3,554	231,863
Pure Cycle Corp. (A)(B)	6,103	65,729
SJW Group	6,478	376,437
The York Water Company	2,951	110,544
		2,156,822
		14,956,572
TOTAL COMMON STOCKS (Cost $417,443,322)		$532,109,322

192

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
WARRANTS – 0.0%
Danimer Scientific, Inc. (Expiration Date: 7-15-25; Strike Price: $5.00) (A)	2,955	$236
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)	668	3,614
TOTAL WARRANTS (Cost $0)		$3,850
SHORT-TERM INVESTMENTS – 7.7%
Short-term funds – 7.7%
John Hancock Collateral Trust, 4.8110% (D)(E)	4,240,015	42,411,174
TOTAL SHORT-TERM INVESTMENTS (Cost $42,406,603)		$42,411,174
Total Investments (Small Cap Index Trust) (Cost $459,849,925) – 104.5%		$574,524,346
Other assets and liabilities, net – (4.5%)		(24,625,990)
TOTAL NET ASSETS – 100.0%		$549,898,356
Small Cap Index Trust (continued)
Security Abbreviations and Legend
CVR	Contingent Value Right
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-24. The value of securities on loan amounted to $32,926,765. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $7,899,731 in the form of U.S. Treasuries was pledged to the fund.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 9-30-24.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $26,132,713.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	165	Long	Dec 2024	$17,796,740	$18,555,900	$759,160
						$759,160

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Small Cap Opportunities Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.4%
Communication services – 2.5%
Diversified telecommunication services – 0.5%
ATN International, Inc.	1,281	$41,428
Bandwidth, Inc., Class A (A)	831	14,551
Communications Systems, Inc. (A)(B)	450	221
Consolidated Communications Holdings, Inc. (A)	4,985	23,130
Frontier Communications Parent, Inc. (A)	11,194	397,723
GCI Liberty, Inc. (A)(B)	4,508	0
Liberty Global, Ltd., Class A (A)	4,888	103,186
Liberty Global, Ltd., Class C (A)	6,415	138,628
Liberty Latin America, Ltd., Class A (A)	4,204	40,274
Liberty Latin America, Ltd., Class C (A)	11,346	107,674
Shenandoah Telecommunications Company	3,663	51,685
		918,500
Entertainment – 0.2%
Liberty Media Corp.-Liberty Live, Series A (A)	94	4,654
Liberty Media Corp.-Liberty Live, Series C (A)	89	4,568
Lions Gate Entertainment Corp., Class B (A)	9,367	64,820
Madison Square Garden Entertainment Corp. (A)	1,748	74,342
Sphere Entertainment Company (A)	2,347	103,690
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
The Marcus Corp.	2,916	$43,944
		296,018
Interactive media and services – 0.3%
Bumble, Inc., Class A (A)	11,341	72,356
Cars.com, Inc. (A)	6,762	113,331
DHI Group, Inc. (A)	5,212	9,590
TripAdvisor, Inc. (A)	2,165	31,371
TrueCar, Inc. (A)	8,052	27,779
Vimeo, Inc. (A)	2,800	14,140
Yelp, Inc. (A)	1,042	36,553
Ziff Davis, Inc. (A)	2,184	106,273
ZoomInfo Technologies, Inc. (A)	5,883	60,713
		472,106
Media – 1.3%
Advantage Solutions, Inc. (A)	9,240	31,693
AMC Networks, Inc., Class A (A)	2,542	22,090
Boston Omaha Corp., Class A (A)	2,031	30,201
Cable One, Inc.	115	40,226
Cumulus Media, Inc., Class A (A)	1,193	1,563
Entravision Communications Corp., Class A	5,075	10,505
Gambling.com Group, Ltd. (A)	1,241	12,435
Gannett Company, Inc. (A)	12,679	71,256
Gray Television, Inc.	6,546	35,087
Integral Ad Science Holding Corp. (A)	2,369	25,609
John Wiley & Sons, Inc., Class A	2,970	143,303
Liberty Broadband Corp., Series A (A)	709	54,465
Liberty Broadband Corp., Series C (A)	4,878	377,021

193

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Magnite, Inc. (A)	8,348	$115,620
Nexstar Media Group, Inc.	1,995	329,873
Paramount Global, Class B	9,137	97,035
PubMatic, Inc., Class A (A)	1,567	23,301
Scholastic Corp.	2,790	89,308
Sinclair, Inc.	1,410	21,573
Sirius XM Holdings, Inc.	8,717	206,157
TEGNA, Inc.	9,600	151,488
The EW Scripps Company, Class A (A)	5,843	13,118
The Interpublic Group of Companies, Inc.	8,869	280,526
Urban One, Inc., Class D (A)	3,100	3,441
WideOpenWest, Inc. (A)	1,042	5,471
		2,192,365
Wireless telecommunication services – 0.2%
Spok Holdings, Inc.	2,056	30,963
Telephone & Data Systems, Inc.	7,131	165,796
United States Cellular Corp. (A)	3,882	212,151
		408,910
		4,287,899
Consumer discretionary – 14.6%
Automobile components – 2.2%
Adient PLC (A)	6,695	151,106
American Axle & Manufacturing Holdings, Inc. (A)	9,766	60,354
BorgWarner, Inc.	15,544	564,092
Cooper-Standard Holdings, Inc. (A)	1,311	18,184
Dana, Inc.	12,211	128,948
Dorman Products, Inc. (A)	6,048	684,150
Fox Factory Holding Corp. (A)	8,711	361,507
LCI Industries	1,659	199,976
Lear Corp.	1,355	147,898
Modine Manufacturing Company (A)	4,925	653,991
Motorcar Parts of America, Inc. (A)	1,585	11,713
Patrick Industries, Inc.	1,741	247,866
PHINIA, Inc.	3,108	143,061
Standard Motor Products, Inc.	1,901	63,113
Stoneridge, Inc. (A)	1,672	18,710
Strattec Security Corp. (A)	924	39,418
The Goodyear Tire & Rubber Company (A)	22,263	197,028
Visteon Corp. (A)	777	74,001
		3,765,116
Automobiles – 0.4%
Harley-Davidson, Inc.	7,860	302,846
Thor Industries, Inc.	2,658	292,088
Winnebago Industries, Inc.	2,220	129,004
		723,938
Broadline retail – 0.3%
Dillard's, Inc., Class A	121	46,426
Kohl's Corp.	8,128	171,501
Macy's, Inc.	17,886	280,631
		498,558
Distributors – 0.1%
A-Mark Precious Metals, Inc.	1,892	83,551
Weyco Group, Inc.	1,316	44,797
		128,348
Diversified consumer services – 1.5%
ADT, Inc.	15,565	112,535
Adtalem Global Education, Inc. (A)	3,159	238,441
American Public Education, Inc. (A)	1,450	21,388
Carriage Services, Inc.	798	26,198
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
Chegg, Inc. (A)	7,137	$12,632
Graham Holdings Company, Class B	293	240,764
Grand Canyon Education, Inc. (A)	8,040	1,140,474
Laureate Education, Inc.	10,639	176,714
Lincoln Educational Services Corp. (A)	1,100	13,134
Mister Car Wash, Inc. (A)	2,340	15,233
OneSpaWorld Holdings, Ltd.	1,580	26,086
Perdoceo Education Corp.	6,679	148,541
Strategic Education, Inc.	1,856	171,773
Stride, Inc. (A)	2,888	246,375
Universal Technical Institute, Inc. (A)	3,087	50,195
		2,640,483
Hotels, restaurants and leisure – 1.3%
Aramark	2,474	95,818
Ark Restaurants Corp.	64	767
Bally's Corp. (A)	1,300	22,425
Biglari Holdings, Inc., Class A (A)	3	2,497
Biglari Holdings, Inc., Class B (A)	102	17,545
BJ's Restaurants, Inc. (A)	1,781	57,989
Caesars Entertainment, Inc. (A)	4,594	191,754
Chuy's Holdings, Inc. (A)	19,437	726,944
El Pollo Loco Holdings, Inc. (A)	2,613	35,798
First Watch Restaurant Group, Inc. (A)	8,853	138,107
Golden Entertainment, Inc.	1,315	41,804
Hilton Grand Vacations, Inc. (A)	684	24,843
Krispy Kreme, Inc.	27,655	297,015
Marriott Vacations Worldwide Corp.	1,475	108,383
Monarch Casino & Resort, Inc.	1,074	85,136
Penn Entertainment, Inc. (A)	9,680	182,565
Playa Hotels & Resorts NV (A)	13,271	102,850
Portillo's, Inc., Class A (A)	1,335	17,982
RCI Hospitality Holdings, Inc.	396	17,642
		2,167,864
Household durables – 3.5%
Bassett Furniture Industries, Inc.	1,234	17,831
Beazer Homes USA, Inc. (A)	3,089	105,551
Cavco Industries, Inc. (A)	664	284,351
Century Communities, Inc.	2,560	263,629
Dream Finders Homes, Inc., Class A (A)	639	23,138
Ethan Allen Interiors, Inc.	2,768	88,272
Flexsteel Industries, Inc.	1,118	49,516
GoPro, Inc., Class A (A)	10,155	13,811
Green Brick Partners, Inc. (A)	2,414	201,617
Helen of Troy, Ltd. (A)	1,240	76,694
Hooker Furnishings Corp.	1,821	32,924
Hovnanian Enterprises, Inc., Class A (A)	292	59,676
KB Home	5,270	451,586
La-Z-Boy, Inc.	3,404	146,134
Legacy Housing Corp. (A)	1,185	32,410
LGI Homes, Inc. (A)	1,611	190,936
Lifetime Brands, Inc.	2,931	19,169
M/I Homes, Inc. (A)	1,851	317,187
Meritage Homes Corp.	2,251	461,613
Mohawk Industries, Inc. (A)	3,830	615,404
Newell Brands, Inc.	27,248	209,265
Sonos, Inc. (A)	1,896	23,302
Taylor Morrison Home Corp. (A)	7,865	552,595
TopBuild Corp. (A)	2,714	1,104,082
Tri Pointe Homes, Inc. (A)	7,356	333,300
Universal Electronics, Inc. (A)	745	6,876
VOXX International Corp. (A)	3,131	19,913
Whirlpool Corp.	783	83,781

194

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Worthington Enterprises, Inc.	3,451	$143,044
		5,927,607
Leisure products – 0.5%
American Outdoor Brands, Inc. (A)	1,873	17,269
AMMO, Inc. (A)	4,648	6,647
Brunswick Corp.	2,490	208,712
Escalade, Inc.	2,724	38,327
Funko, Inc., Class A (A)	2,763	33,764
Johnson Outdoors, Inc., Class A	934	33,811
Malibu Boats, Inc., Class A (A)	1,146	44,476
MasterCraft Boat Holdings, Inc. (A)	617	11,236
Mattel, Inc. (A)	6,255	119,158
Smith & Wesson Brands, Inc.	4,844	62,875
Solo Brands, Inc., Class A (A)	2,350	3,314
Sturm Ruger & Company, Inc.	255	10,628
Topgolf Callaway Brands Corp. (A)	15,591	171,189
Vista Outdoor, Inc. (A)	4,878	191,120
		952,526
Specialty retail – 4.0%
1-800-Flowers.com, Inc., Class A (A)	3,196	25,344
Abercrombie & Fitch Company, Class A (A)	5,081	710,832
Academy Sports & Outdoors, Inc.	5,176	302,071
Advance Auto Parts, Inc.	1,300	50,687
American Eagle Outfitters, Inc.	14,928	334,238
America's Car-Mart, Inc. (A)	565	23,685
Asbury Automotive Group, Inc. (A)	1,440	343,570
AutoNation, Inc. (A)	1,928	344,958
Big 5 Sporting Goods Corp.	2,004	4,188
Build-A-Bear Workshop, Inc.	865	29,730
Caleres, Inc.	3,065	101,298
Citi Trends, Inc. (A)	367	6,742
Designer Brands, Inc., Class A	2,923	21,572
Destination XL Group, Inc. (A)	2,471	7,265
Duluth Holdings, Inc., Class B (A)	1,106	4,159
Five Below, Inc. (A)	635	56,102
Foot Locker, Inc.	6,590	170,286
Genesco, Inc. (A)	1,311	35,620
Group 1 Automotive, Inc.	1,051	402,575
GrowGeneration Corp. (A)	2,529	5,387
Guess?, Inc.	5,350	107,696
Haverty Furniture Companies, Inc.	1,613	44,309
Lands' End, Inc. (A)	2,354	40,654
Lithia Motors, Inc.	3,726	1,183,527
MarineMax, Inc. (A)	2,016	71,104
Monro, Inc.	1,908	55,065
National Vision Holdings, Inc. (A)	3,735	40,749
OneWater Marine, Inc., Class A (A)	531	12,696
Penske Automotive Group, Inc.	2,431	394,843
Petco Health & Wellness Company, Inc. (A)	1,412	6,425
PetMed Express, Inc. (A)	654	2,407
Revolve Group, Inc. (A)	19,780	490,148
Sally Beauty Holdings, Inc. (A)	863	11,711
Shoe Carnival, Inc.	2,304	101,030
Signet Jewelers, Ltd.	3,151	324,994
Sonic Automotive, Inc., Class A	1,892	110,644
Sportsman's Warehouse Holdings, Inc. (A)	3,273	8,870
Stitch Fix, Inc., Class A (A)	3,724	10,502
The Cato Corp., Class A	1,957	9,765
The Gap, Inc.	16,361	360,760
The ODP Corp. (A)	3,276	97,461
Tilly's, Inc., Class A (A)	712	3,631
Upbound Group, Inc.	4,226	135,190
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Urban Outfitters, Inc. (A)	3,875	$148,451
Zumiez, Inc. (A)	1,822	38,809
		6,791,750
Textiles, apparel and luxury goods – 0.8%
Capri Holdings, Ltd. (A)	2,090	88,700
Carter's, Inc.	313	20,339
Culp, Inc. (A)	334	2,188
Figs, Inc., Class A (A)	3,836	26,238
Fossil Group, Inc. (A)	3,231	3,780
G-III Apparel Group, Ltd. (A)	3,404	103,890
Lakeland Industries, Inc.	1,110	22,311
Movado Group, Inc.	1,758	32,699
Oxford Industries, Inc.	5,515	478,481
Peace Mark Holdings, Ltd. (A)(B)	464,000	0
PVH Corp.	4,130	416,428
Rocky Brands, Inc.	802	25,552
Superior Group of Companies, Inc.	663	10,270
Under Armour, Inc., Class A (A)	9,493	84,583
Under Armour, Inc., Class C (A)	12,120	101,323
Unifi, Inc. (A)	2,453	18,005
Vera Bradley, Inc. (A)	2,034	11,106
		1,445,893
		25,042,083
Consumer staples – 3.7%
Beverages – 0.4%
MGP Ingredients, Inc.	571	47,536
Molson Coors Beverage Company, Class B	9,263	532,808
The Boston Beer Company, Inc., Class A (A)	246	71,128
The Duckhorn Portfolio, Inc. (A)	5,466	31,757
		683,229
Consumer staples distribution and retail – 1.0%
Grocery Outlet Holding Corp. (A)	6,787	119,112
Ingles Markets, Inc., Class A	1,365	101,829
Natural Grocers by Vitamin Cottage, Inc.	1,014	30,106
Performance Food Group Company (A)	3,163	247,884
PriceSmart, Inc.	2,423	222,383
SpartanNash Company	3,523	78,950
The Andersons, Inc.	3,384	169,674
U.S. Foods Holding Corp. (A)	5,328	327,672
United Natural Foods, Inc. (A)	4,429	74,496
Village Super Market, Inc., Class A	685	21,776
Walgreens Boots Alliance, Inc.	20,825	186,592
Weis Markets, Inc.	2,517	173,497
		1,753,971
Food products – 1.8%
Alico, Inc.	650	18,181
B&G Foods, Inc.	1,941	17,236
Bunge Global SA	4,604	444,931
Calavo Growers, Inc.	731	20,855
Cal-Maine Foods, Inc.	3,706	277,357
Darling Ingredients, Inc. (A)	5,353	198,917
Dole PLC	3,626	59,068
Farmer Brothers Company (A)	1,069	2,117
Fresh Del Monte Produce, Inc.	3,959	116,949
Ingredion, Inc.	2,763	379,719
Mission Produce, Inc. (A)	3,247	41,627
Pilgrim's Pride Corp. (A)	2,316	106,652
Post Holdings, Inc. (A)	4,022	465,547
Seaboard Corp.	58	181,946
Seneca Foods Corp., Class A (A)	626	39,019
The Hain Celestial Group, Inc. (A)	4,728	40,803

195

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
The J.M. Smucker Company	2,678	$324,306
The Simply Good Foods Company (A)	3,540	123,086
Tootsie Roll Industries, Inc.	380	11,769
TreeHouse Foods, Inc. (A)	4,435	186,181
		3,056,266
Household products – 0.3%
Central Garden & Pet Company (A)	1,553	56,638
Central Garden & Pet Company, Class A (A)	4,014	126,040
Oil-Dri Corp. of America	531	36,634
Reynolds Consumer Products, Inc.	2,585	80,394
Spectrum Brands Holdings, Inc.	2,271	216,063
		515,769
Personal care products – 0.1%
Edgewell Personal Care Company	4,648	168,908
Natural Alternatives International, Inc. (A)	200	1,146
Nature's Sunshine Products, Inc. (A)	1,118	15,227
Nu Skin Enterprises, Inc., Class A	2,988	22,022
The Honest Company, Inc. (A)	1,746	6,233
USANA Health Sciences, Inc. (A)	935	35,455
		248,991
Tobacco – 0.1%
Universal Corp.	1,975	104,892
		6,363,118
Energy – 7.9%
Energy equipment and services – 1.6%
Archrock, Inc.	1,247	25,239
Atlas Energy Solutions, Inc.	730	15,914
Bristow Group, Inc. (A)	2,307	80,030
ChampionX Corp.	21,635	652,295
DMC Global, Inc. (A)	1,495	19,405
Expro Group Holdings NV (A)	4,181	71,788
Forum Energy Technologies, Inc. (A)	377	5,828
Geospace Technologies Corp. (A)	516	5,335
Gulf Island Fabrication, Inc. (A)	3,019	17,027
Helix Energy Solutions Group, Inc. (A)	14,183	157,431
Helmerich & Payne, Inc.	6,377	193,988
Innovex International, Inc. (A)	2,878	42,249
Liberty Energy, Inc.	12,732	243,054
Nabors Industries, Ltd. (A)	530	34,169
Natural Gas Services Group, Inc. (A)	2,620	50,068
Newpark Resources, Inc. (A)	6,750	46,778
Noble Corp. PLC	2,611	94,362
NOV, Inc.	17,759	283,611
Oil States International, Inc. (A)	4,041	18,589
ProPetro Holding Corp. (A)	9,437	72,287
RPC, Inc.	18,389	116,954
SEACOR Marine Holdings, Inc. (A)	2,432	23,469
Seadrill, Ltd. (A)	2,835	112,663
Select Water Solutions, Inc.	7,658	85,234
Solaris Energy Infrastructure, Inc.	1,100	14,036
TETRA Technologies, Inc. (A)	4,641	14,387
Transocean, Ltd. (A)	48,808	207,434
Valaris, Ltd. (A)	1,237	68,963
		2,772,587
Oil, gas and consumable fuels – 6.3%
Adams Resources & Energy, Inc.	482	13,014
Amplify Energy Corp. (A)	1,500	9,795
Antero Resources Corp. (A)	16,011	458,715
APA Corp.	14,350	351,001
Ardmore Shipping Corp.	3,297	59,676
Berry Corp.	5,062	26,019
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
California Resources Corp.	5,201	$272,896
Chesapeake Energy Corp. (C)	6,500	534,625
Chord Energy Corp.	1,901	247,567
Civitas Resources, Inc.	1,456	73,776
Clean Energy Fuels Corp. (A)	20,254	62,990
CNX Resources Corp. (A)	11,650	379,441
Comstock Resources, Inc.	13,104	145,848
CONSOL Energy, Inc.	2,293	239,962
CVR Energy, Inc.	2,539	58,473
Delek US Holdings, Inc.	6,133	114,994
DHT Holdings, Inc.	15,373	169,564
Dorian LPG, Ltd.	3,417	117,613
DT Midstream, Inc.	5,101	401,245
Evolution Petroleum Corp.	1,700	9,027
FutureFuel Corp.	4,276	24,587
Green Plains, Inc. (A)	3,377	45,725
Hallador Energy Company (A)	1,635	15,418
HF Sinclair Corp.	10,648	474,581
International Seaways, Inc.	3,851	198,558
Kosmos Energy, Ltd. (A)	12,623	50,871
Magnolia Oil & Gas Corp., Class A	32,712	798,827
Matador Resources Company	18,864	932,259
Murphy Oil Corp.	10,625	358,488
NACCO Industries, Inc., Class A	700	19,845
Nordic American Tankers, Ltd.	14,173	52,015
Northern Oil and Gas, Inc.	1,761	62,357
Ovintiv, Inc.	10,552	404,247
PBF Energy, Inc., Class A	8,650	267,718
Peabody Energy Corp.	9,665	256,509
Permian Resources Corp.	70,924	965,276
PHX Minerals, Inc.	557	1,883
Range Resources Corp.	10,191	313,475
REX American Resources Corp. (A)	1,688	78,138
Riley Exploration Permian, Inc.	491	13,007
SandRidge Energy, Inc.	3,343	40,885
Scorpio Tankers, Inc.	4,270	304,451
SFL Corp., Ltd.	10,526	121,786
Sitio Royalties Corp., Class A	1,924	40,096
SM Energy Company	7,412	296,258
Southwestern Energy Company (A)	56,754	403,521
Talos Energy, Inc. (A)	8,311	86,019
Teekay Corp. (A)	5,602	51,538
Teekay Tankers, Ltd., Class A	2,780	161,935
VAALCO Energy, Inc.	3,382	19,413
Vitesse Energy, Inc.	1,343	32,259
World Kinect Corp.	5,267	162,803
		10,800,989
		13,573,576
Financials – 22.1%
Banks – 13.0%
1st Source Corp.	2,362	141,437
ACNB Corp.	394	17,206
Amalgamated Financial Corp.	2,221	69,673
Amerant Bancorp, Inc.	2,770	59,195
Ameris Bancorp	13,294	829,413
Ames National Corp.	500	9,115
Arrow Financial Corp.	1,150	32,959
Associated Banc-Corp.	12,117	261,000
Atlantic Union Bankshares Corp.	6,903	260,036
Axos Financial, Inc. (A)	4,530	284,846
Banc of California, Inc.	1,715	25,262
Bank of Hawaii Corp.	248	15,567
Bank of Marin Bancorp	1,851	37,187
Bank OZK	8,898	382,525
BankFinancial Corp.	2,146	26,138

196

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
BankUnited, Inc.	5,860	$213,538
Bankwell Financial Group, Inc.	400	11,980
Banner Corp.	3,029	180,407
Bar Harbor Bankshares	1,690	52,120
BayCom Corp.	1,125	26,685
BCB Bancorp, Inc.	1,477	18,226
Berkshire Hills Bancorp, Inc.	4,155	111,894
Blue Foundry Bancorp (A)	912	9,348
Blue Ridge Bankshares, Inc. (A)	682	1,910
BOK Financial Corp.	4,186	437,939
Bridgewater Bancshares, Inc. (A)	798	11,308
Brookline Bancorp, Inc.	7,292	73,576
Business First Bancshares, Inc.	1,362	34,963
Byline Bancorp, Inc.	3,345	89,546
C&F Financial Corp.	627	36,585
Cadence Bank	12,486	397,679
Camden National Corp.	1,722	71,153
Capital Bancorp, Inc.	539	13,858
Capital City Bank Group, Inc.	1,865	65,816
Capitol Federal Financial, Inc.	11,378	66,448
Carter Bankshares, Inc. (A)	1,494	25,981
Cathay General Bancorp	5,360	230,212
Central Pacific Financial Corp.	2,460	72,595
Chemung Financial Corp.	723	34,718
Citizens & Northern Corp.	960	18,902
Civista Bancshares, Inc.	1,114	19,851
CNB Financial Corp.	1,562	37,582
Coastal Financial Corp. (A)	463	24,997
Colony Bankcorp, Inc.	959	14,884
Comerica, Inc.	6,128	367,128
Community Financial System, Inc.	3,766	218,692
Community Trust Bancorp, Inc.	1,615	80,201
Community West Bancshares	600	11,556
ConnectOne Bancorp, Inc.	2,683	67,209
CrossFirst Bankshares, Inc. (A)	3,053	50,955
Customers Bancorp, Inc. (A)	2,568	119,284
CVB Financial Corp.	7,286	129,837
Dime Community Bancshares, Inc.	3,811	109,757
Eagle Bancorp, Inc.	2,765	62,434
Eastern Bankshares, Inc.	3,702	60,676
Enterprise Bancorp, Inc.	246	7,862
Enterprise Financial Services Corp.	3,028	155,215
Equity Bancshares, Inc., Class A	1,442	58,949
ESSA Bancorp, Inc.	897	17,240
Evans Bancorp, Inc.	380	14,809
Farmers National Banc Corp.	1,865	28,199
FB Financial Corp.	3,353	157,356
Financial Institutions, Inc.	1,481	37,721
First Bancorp (North Carolina)	3,759	156,337
First Bancorp (Puerto Rico)	12,860	272,246
First Bank	900	13,680
First Busey Corp.	4,369	113,681
First Business Financial Services, Inc.	974	44,405
First Commonwealth Financial Corp.	8,341	143,048
First Community Bankshares, Inc.	1,715	74,002
First Financial Bancorp	7,564	190,840
First Financial Corp.	1,432	62,793
First Financial Northwest, Inc.	1,100	24,772
First Foundation, Inc.	4,373	27,288
First Hawaiian, Inc.	9,183	212,586
First Horizon Corp.	25,469	395,534
First Internet Bancorp	777	26,620
First Interstate BancSystem, Inc., Class A	4,845	148,645
First Merchants Corp.	4,512	167,846
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
First Mid Bancshares, Inc.	1,570	$61,089
First Northwest Bancorp	800	8,560
First Western Financial, Inc. (A)	421	8,420
Flushing Financial Corp.	2,921	42,588
FNB Corp.	25,636	361,724
FS Bancorp, Inc.	400	17,796
Fulton Financial Corp.	13,791	250,031
German American Bancorp, Inc.	1,155	44,756
Great Southern Bancorp, Inc.	1,117	64,015
Guaranty Bancshares, Inc.	693	23,825
Hancock Whitney Corp.	7,556	386,641
Hanmi Financial Corp.	3,082	57,325
HarborOne Bancorp, Inc.	4,217	54,737
Heartland Financial USA, Inc.	3,376	191,419
Heritage Commerce Corp.	5,322	52,581
Heritage Financial Corp.	2,815	61,283
Hilltop Holdings, Inc.	4,528	145,620
Home Bancorp, Inc.	902	40,211
Home BancShares, Inc.	5,517	149,456
HomeStreet, Inc.	1,802	28,400
HomeTrust Bancshares, Inc.	560	19,085
Hope Bancorp, Inc.	10,431	131,013
Horizon Bancorp, Inc.	4,654	72,370
Independent Bank Corp. (Massachusetts)	2,735	161,721
Independent Bank Corp. (Michigan)	1,806	60,230
Independent Bank Group, Inc.	3,229	186,184
International Bancshares Corp.	4,680	279,817
Investar Holding Corp.	500	9,700
Kearny Financial Corp.	6,261	43,013
LCNB Corp.	600	9,042
Live Oak Bancshares, Inc.	752	35,622
Mercantile Bank Corp.	1,666	72,838
Metrocity Bankshares, Inc.	637	19,505
Metropolitan Bank Holding Corp. (A)	762	40,066
Mid Penn Bancorp, Inc.	1,196	35,677
Midland States Bancorp, Inc.	1,553	34,756
MidWestOne Financial Group, Inc.	1,343	38,316
MVB Financial Corp.	300	5,808
National Bank Holdings Corp., Class A	1,336	56,246
National Bankshares, Inc.	622	18,598
NBT Bancorp, Inc.	3,950	174,709
Nicolet Bankshares, Inc.	928	88,745
Northeast Bank	770	59,390
Northfield Bancorp, Inc.	4,825	55,970
Northrim BanCorp, Inc.	647	46,079
Northwest Bancshares, Inc.	9,669	129,371
Norwood Financial Corp.	1,188	32,765
OceanFirst Financial Corp.	5,012	93,173
OFG Bancorp	4,124	185,250
Old National Bancorp	20,659	385,497
Old Second Bancorp, Inc.	3,374	52,601
OP Bancorp	1,000	12,480
Origin Bancorp, Inc.	1,486	47,790
Orrstown Financial Services, Inc.	500	17,980
Pacific Premier Bancorp, Inc.	7,695	193,606
Pathward Financial, Inc.	1,912	126,211
PCB Bancorp	836	15,708
Peapack-Gladstone Financial Corp.	1,625	44,541
Penns Woods Bancorp, Inc.	1,188	28,257
Peoples Bancorp, Inc.	2,883	86,749
Peoples Financial Services Corp.	254	11,908
Pinnacle Financial Partners, Inc.	9,750	955,208
Popular, Inc.	4,551	456,329
Preferred Bank	672	53,928
Premier Financial Corp.	2,871	67,411

197

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Primis Financial Corp.	3,850	$46,893
Prosperity Bancshares, Inc.	6,242	449,861
Provident Financial Holdings, Inc.	1,778	25,514
Provident Financial Services, Inc.	10,355	192,189
QCR Holdings, Inc.	1,449	107,269
RBB Bancorp	1,075	24,747
Renasant Corp.	4,994	162,305
Republic Bancorp, Inc., Class A	1,449	94,620
Riverview Bancorp, Inc.	3,925	18,487
S&T Bancorp, Inc.	3,436	144,209
Sandy Spring Bancorp, Inc.	3,344	104,901
Seacoast Banking Corp. of Florida	2,776	73,980
Shore Bancshares, Inc.	2,923	40,893
Sierra Bancorp	1,759	50,800
Simmons First National Corp., Class A	9,236	198,943
SmartFinancial, Inc.	886	25,818
South Plains Financial, Inc.	443	15,027
Southern First Bancshares, Inc. (A)	537	18,301
Southern Missouri Bancorp, Inc.	1,012	57,168
Southside Bancshares, Inc.	1,224	40,918
SouthState Corp.	4,513	438,573
Stellar Bancorp, Inc.	783	20,272
Synovus Financial Corp.	6,477	288,032
Territorial Bancorp, Inc.	1,722	17,978
Texas Capital Bancshares, Inc. (A)	3,434	245,394
TFS Financial Corp.	853	10,970
The Bank of NT Butterfield & Son, Ltd.	904	33,340
The First Bancorp, Inc.	1,316	34,637
The First Bancshares, Inc.	1,916	61,561
The First of Long Island Corp.	2,386	30,708
The Hingham Institution for Savings (C)	69	16,788
Third Coast Bancshares, Inc. (A)	481	12,876
Tompkins Financial Corp.	739	42,707
Towne Bank	5,579	184,442
TriCo Bancshares	1,406	59,966
Triumph Financial, Inc. (A)	200	15,908
Trustmark Corp.	4,932	156,936
UMB Financial Corp.	1,305	137,169
United Bankshares, Inc.	7,422	275,356
United Community Banks, Inc.	6,679	194,225
Unity Bancorp, Inc.	430	14,646
Univest Financial Corp.	2,739	77,075
Valley National Bancorp	26,605	241,041
Veritex Holdings, Inc.	3,741	98,463
WaFd, Inc.	6,248	217,743
Washington Trust Bancorp, Inc.	1,035	33,337
Webster Financial Corp.	7,844	365,609
WesBanco, Inc.	5,238	155,988
Western Alliance Bancorp	2,670	230,928
Western New England Bancorp, Inc.	3,609	30,677
Wintrust Financial Corp.	4,208	456,694
WSFS Financial Corp.	4,396	224,152
Zions Bancorp NA	7,356	347,350
		22,151,787
Capital markets – 2.5%
Affiliated Managers Group, Inc.	123	21,869
Houlihan Lokey, Inc.	6,854	1,083,069
Invesco, Ltd.	24,463	429,570
Janus Henderson Group PLC	9,860	375,370
Jefferies Financial Group, Inc.	3,004	184,896
Oppenheimer Holdings, Inc., Class A	1,182	60,471
PJT Partners, Inc., Class A	9,612	1,281,664
Stifel Financial Corp.	7,054	662,371
StoneX Group, Inc. (A)	2,062	168,837
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Virtus Investment Partners, Inc.	126	$26,391
		4,294,508
Consumer finance – 1.4%
Ally Financial, Inc.	18,145	645,781
Atlanticus Holdings Corp. (A)	505	17,715
Bread Financial Holdings, Inc.	4,024	191,462
Consumer Portfolio Services, Inc. (A)	1,066	9,999
Encore Capital Group, Inc. (A)	2,077	98,180
Enova International, Inc. (A)	2,351	196,990
EZCORP, Inc., Class A (A)	4,801	53,819
Green Dot Corp., Class A (A)	3,440	40,282
LendingClub Corp. (A)	7,056	80,650
Navient Corp.	9,692	151,098
Nelnet, Inc., Class A	2,038	230,865
Nicholas Financial, Inc. (A)	75	476
OneMain Holdings, Inc.	7,534	354,625
PRA Group, Inc. (A)	3,071	68,668
Regional Management Corp.	573	18,743
SLM Corp.	2,351	53,767
SoFi Technologies, Inc. (A)	31,521	247,755
World Acceptance Corp. (A)	141	16,635
		2,477,510
Financial services – 2.1%
Acacia Research Corp. (A)	2,172	10,122
Alerus Financial Corp.	904	20,684
BM Technologies, Inc. (A)	367	1,248
California First Leasing Corp.	278	5,908
Essent Group, Ltd.	3,880	249,445
Federal Agricultural Mortgage Corp., Class C	694	130,063
Flywire Corp. (A)	38,014	623,049
Jackson Financial, Inc., Class A	5,691	519,190
Merchants Bancorp	1,376	61,865
MGIC Investment Corp.	17,269	442,086
Mr. Cooper Group, Inc. (A)	3,087	284,560
NCR Atleos Corp. (A)	382	10,898
NMI Holdings, Inc. (A)	5,822	239,808
Onity Group, Inc. (A)	315	10,061
Paysafe, Ltd. (A)	1,393	31,245
PennyMac Financial Services, Inc.	2,632	299,969
Radian Group, Inc.	10,338	358,625
Repay Holdings Corp. (A)	3,834	31,285
TrustCo Bank Corp. NY	1,826	60,386
Velocity Financial, Inc. (A)	646	12,668
Walker & Dunlop, Inc.	615	69,858
Waterstone Financial, Inc.	3,099	45,555
		3,518,578
Insurance – 3.1%
Ambac Financial Group, Inc. (A)	3,281	36,780
Assured Guaranty, Ltd.	4,154	330,326
Axis Capital Holdings, Ltd.	5,166	411,265
Brighthouse Financial, Inc. (A)	5,080	228,752
CNO Financial Group, Inc.	7,430	260,793
Donegal Group, Inc., Class A	2,876	42,392
Employers Holdings, Inc.	2,283	109,516
Enstar Group, Ltd. (A)	1,090	350,533
F&G Annuities & Life, Inc.	527	23,567
First American Financial Corp.	4,838	319,356
Fundamental Global, Inc. (A)	1,114	1,170
Genworth Financial, Inc. (A)	33,097	226,714
Globe Life, Inc.	2,244	237,662
Greenlight Capital Re, Ltd., Class A (A)	2,616	35,708
Heritage Insurance Holdings, Inc. (A)	657	8,042
Horace Mann Educators Corp.	3,303	115,440

198

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Investors Title Company	189	$43,432
James River Group Holdings, Ltd.	2,157	13,524
Kemper Corp.	995	60,944
Mercury General Corp.	4,188	263,760
Old Republic International Corp.	14,444	511,606
Oscar Health, Inc., Class A (A)	3,700	78,477
ProAssurance Corp. (A)	4,655	70,011
Safety Insurance Group, Inc.	612	50,049
SiriusPoint, Ltd. (A)	10,334	148,190
Skyward Specialty Insurance Group, Inc. (A)	349	14,215
Stewart Information Services Corp.	1,817	135,803
Tiptree, Inc.	3,689	72,194
United Fire Group, Inc.	1,897	39,704
Universal Insurance Holdings, Inc.	3,287	72,840
Unum Group	10,883	646,886
White Mountains Insurance Group, Ltd.	185	313,797
		5,273,448
		37,715,831
Health care – 11.9%
Biotechnology – 4.2%
Allogene Therapeutics, Inc. (A)	4,442	12,438
Anika Therapeutics, Inc. (A)	1,585	39,150
Arcutis Biotherapeutics, Inc. (A)	27,440	255,192
BioCryst Pharmaceuticals, Inc. (A)	58,708	446,181
Crinetics Pharmaceuticals, Inc. (A)	15,125	772,888
Cullinan Therapeutics, Inc. (A)	1,880	31,471
Dynavax Technologies Corp. (A)	6,329	70,505
Editas Medicine, Inc. (A)	4,847	16,528
Emergent BioSolutions, Inc. (A)	2,676	22,345
Generation Bio Company (A)	4,046	9,994
Halozyme Therapeutics, Inc. (A)	11,345	649,388
Insmed, Inc. (A)	10,200	744,600
iTeos Therapeutics, Inc. (A)	1,538	15,703
Kodiak Sciences, Inc. (A)	1,185	3,093
Krystal Biotech, Inc. (A)	3,145	572,484
Nkarta, Inc. (A)	2,121	9,587
ORIC Pharmaceuticals, Inc. (A)	1,649	16,902
PDL BioPharma, Inc. (A)(B)	5,434	3,260
REGENXBIO, Inc. (A)	1,845	19,354
Relay Therapeutics, Inc. (A)	1,751	12,397
Sage Therapeutics, Inc. (A)	2,666	19,249
SpringWorks Therapeutics, Inc. (A)	15,970	511,679
Travere Therapeutics, Inc. (A)	42,657	596,771
Ultragenyx Pharmaceutical, Inc. (A)	14,005	777,978
Vanda Pharmaceuticals, Inc. (A)	4,716	22,118
Veracyte, Inc. (A)	24,531	835,035
Vericel Corp. (A)	13,477	569,403
Vir Biotechnology, Inc. (A)	2,770	20,747
Voyager Therapeutics, Inc. (A)	1,361	7,962
Zymeworks, Inc. (A)	1,431	17,959
		7,102,361
Health care equipment and supplies – 2.1%
AngioDynamics, Inc. (A)	3,198	24,880
Artivion, Inc. (A)	18,636	496,090
AtriCure, Inc. (A)	19,993	560,604
Avanos Medical, Inc. (A)	4,440	106,693
CONMED Corp.	515	37,039
Dentsply Sirona, Inc.	4,556	123,285
Enovis Corp. (A)	4,725	203,411
Envista Holdings Corp. (A)	10,702	211,472
FONAR Corp. (A)	463	7,496
Globus Medical, Inc., Class A (A)	9,178	656,594
ICU Medical, Inc. (A)	2,548	464,297
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Inogen, Inc. (A)	1,678	$16,277
Integer Holdings Corp. (A)	1,879	244,270
Integra LifeSciences Holdings Corp. (A)	2,688	48,841
Kewaunee Scientific Corp. (A)	83	2,763
LENSAR, Inc. (A)	683	3,128
LivaNova PLC (A)	1,624	85,325
Neogen Corp. (A)	3,469	58,314
Omnicell, Inc. (A)	832	36,275
OraSure Technologies, Inc. (A)	4,040	17,251
Orthofix Medical, Inc. (A)	2,161	33,755
OrthoPediatrics Corp. (A)	645	17,486
QuidelOrtho Corp. (A)	824	37,574
Tactile Systems Technology, Inc. (A)	1,515	22,134
Utah Medical Products, Inc.	289	19,337
Varex Imaging Corp. (A)	4,007	47,763
		3,582,354
Health care providers and services – 2.0%
Acadia Healthcare Company, Inc. (A)	9,318	590,854
AdaptHealth Corp. (A)	3,117	35,004
Addus HomeCare Corp. (A)	1,528	203,270
Amedisys, Inc. (A)	2,199	212,225
Castle Biosciences, Inc. (A)	726	20,706
Cross Country Healthcare, Inc. (A)	3,819	51,327
Enhabit, Inc. (A)	3,691	29,159
Fulgent Genetics, Inc. (A)	2,388	51,891
HealthEquity, Inc. (A)	8,918	729,938
National HealthCare Corp.	1,428	179,600
NeoGenomics, Inc. (A)	1,332	19,647
OPKO Health, Inc. (A)(C)	8,398	12,513
Owens & Minor, Inc. (A)	6,034	94,673
Patterson Companies, Inc.	7,120	155,501
Pediatrix Medical Group, Inc. (A)	5,689	65,936
PetIQ, Inc. (A)	429	13,200
Premier, Inc., Class A	7,830	156,600
Select Medical Holdings Corp.	3,496	121,906
Surgery Partners, Inc. (A)	1,012	32,627
US Physical Therapy, Inc.	7,084	599,519
		3,376,096
Health care technology – 0.1%
American Well Corp., Class A (A)	478	4,531
Certara, Inc. (A)	5,777	67,649
Definitive Healthcare Corp. (A)	1,330	5,945
Evolent Health, Inc., Class A (A)	931	26,329
Health Catalyst, Inc. (A)	2,468	20,090
HealthStream, Inc.	1,969	56,786
Teladoc Health, Inc. (A)	7,613	69,887
TruBridge, Inc. (A)	1,067	12,761
		263,978
Life sciences tools and services – 1.1%
Azenta, Inc. (A)	17,297	837,841
Bio-Rad Laboratories, Inc., Class A (A)	869	290,750
CryoPort, Inc. (A)	15,095	122,420
Harvard Bioscience, Inc. (A)	5,200	13,988
MaxCyte, Inc. (A)	3,699	14,389
Medpace Holdings, Inc. (A)	1,876	626,209
Mesa Laboratories, Inc.	79	10,259
OmniAb, Inc. (A)	6,457	27,313
OmniAb, Inc., $12.50 Earnout Shares (A)	240	404
OmniAb, Inc., $15.00 Earnout Shares (A)	240	310
Personalis, Inc. (A)	1,146	6,165
Quanterix Corp. (A)	851	11,029

199

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Seer, Inc. (A)	2,095	$4,127
		1,965,204
Pharmaceuticals – 2.4%
ANI Pharmaceuticals, Inc. (A)	800	47,728
Catalent, Inc. (A)	2,622	158,815
Cumberland Pharmaceuticals, Inc. (A)	956	1,224
Elanco Animal Health, Inc. (A)	26,472	388,874
Innoviva, Inc. (A)	5,799	111,979
Intra-Cellular Therapies, Inc. (A)	9,230	675,359
Jazz Pharmaceuticals PLC (A)	1,637	182,378
Ligand Pharmaceuticals, Inc. (A)	1,301	130,217
Nektar Therapeutics (A)	10,585	13,761
Nuvation Bio, Inc. (A)	9,128	20,903
Pacira BioSciences, Inc. (A)	1,978	29,769
Perrigo Company PLC	9,542	250,287
Phathom Pharmaceuticals, Inc. (A)	40,381	730,088
Phibro Animal Health Corp., Class A	1,429	32,181
Pliant Therapeutics, Inc. (A)	1,976	22,151
Prestige Consumer Healthcare, Inc. (A)	777	56,022
Supernus Pharmaceuticals, Inc. (A)	22,357	697,091
Viatris, Inc.	50,346	584,517
		4,133,344
		20,423,337
Industrials – 17.0%
Aerospace and defense – 1.1%
AAR Corp. (A)	3,005	196,407
AerSale Corp. (A)	635	3,207
Cadre Holdings, Inc.	13,710	520,295
Ducommun, Inc. (A)	1,245	81,958
Hexcel Corp.	11,470	709,190
Kratos Defense & Security Solutions, Inc. (A)	3,850	89,705
Mercury Systems, Inc. (A)	3,577	132,349
National Presto Industries, Inc.	644	48,390
Park Aerospace Corp.	2,083	27,141
SIFCO Industries, Inc. (A)	1,000	4,650
V2X, Inc. (A)	1,029	57,480
		1,870,772
Air freight and logistics – 0.2%
Air Transport Services Group, Inc. (A)	7,279	117,847
Hub Group, Inc., Class A	4,836	219,796
Radiant Logistics, Inc. (A)	3,764	24,203
		361,846
Building products – 1.3%
American Woodmark Corp. (A)	1,615	150,922
Apogee Enterprises, Inc.	1,785	124,977
AZZ, Inc.	1,376	113,671
Gibraltar Industries, Inc. (A)	13,246	926,293
Hayward Holdings, Inc. (A)	2,363	36,248
Insteel Industries, Inc.	1,689	52,511
JELD-WEN Holding, Inc. (A)	4,097	64,774
Masterbrand, Inc. (A)	2,252	41,752
Quanex Building Products Corp.	2,993	83,056
Resideo Technologies, Inc. (A)	11,229	226,152
UFP Industries, Inc.	3,246	425,908
		2,246,264
Commercial services and supplies – 1.0%
ABM Industries, Inc.	5,020	264,855
ACCO Brands Corp.	8,323	45,527
Acme United Corp.	733	30,522
Brady Corp., Class A	3,025	231,806
BrightView Holdings, Inc. (A)	8,669	136,450
Civeo Corp.	673	18,440
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Deluxe Corp.	3,291	$64,142
Ennis, Inc.	2,608	63,427
Enviri Corp. (A)	7,551	78,077
Healthcare Services Group, Inc. (A)	2,180	24,351
HNI Corp.	1,894	101,973
Interface, Inc.	2,884	54,709
Matthews International Corp., Class A	2,517	58,394
MillerKnoll, Inc.	1,587	39,294
Montrose Environmental Group, Inc. (A)	393	10,336
NL Industries, Inc.	3,260	24,222
OPENLANE, Inc. (A)	8,224	138,821
Steelcase, Inc., Class A	6,532	88,117
UniFirst Corp.	667	132,500
Vestis Corp.	1,116	16,628
Virco Manufacturing Corp.	1,200	16,572
VSE Corp.	1,368	113,175
		1,752,338
Construction and engineering – 1.4%
Arcosa, Inc.	3,364	318,773
Bowman Consulting Group, Ltd. (A)	447	10,764
Concrete Pumping Holdings, Inc. (A)	1,800	10,422
Granite Construction, Inc.	3,089	244,896
Great Lakes Dredge & Dock Corp. (A)	6,888	72,531
IES Holdings, Inc. (A)	997	199,021
Matrix Service Company (A)	1,100	12,683
MDU Resources Group, Inc.	8,560	234,630
MYR Group, Inc. (A)	326	33,327
Northwest Pipe Company (A)	1,306	58,940
Orion Group Holdings, Inc. (A)	4,263	24,598
Primoris Services Corp.	4,151	241,090
Sterling Infrastructure, Inc. (A)	5,906	856,488
Tutor Perini Corp. (A)	4,167	113,176
		2,431,339
Electrical equipment – 0.8%
Allient, Inc.	689	13,084
Atkore, Inc.	417	35,337
EnerSys	1,533	156,443
LSI Industries, Inc.	4,131	66,716
Preformed Line Products Company	492	63,015
Regal Rexnord Corp.	2,452	406,738
Sensata Technologies Holding PLC	4,690	168,183
Shoals Technologies Group, Inc., Class A (A)	29,680	166,505
Sunrun, Inc. (A)	8,138	146,972
Thermon Group Holdings, Inc. (A)	3,483	103,933
Ultralife Corp. (A)	1,984	17,935
Vicor Corp. (A)	747	31,449
		1,376,310
Ground transportation – 1.0%
ArcBest Corp.	1,927	208,983
Covenant Logistics Group, Inc.	1,320	69,749
Heartland Express, Inc.	4,107	50,434
Hertz Global Holdings, Inc. (A)	1,310	4,323
Knight-Swift Transportation Holdings, Inc.	8,732	471,091
Marten Transport, Ltd.	6,368	112,714
PAM Transportation Services, Inc. (A)	2,085	38,573
Ryder System, Inc.	3,047	444,253
Schneider National, Inc., Class B	4,861	138,733
Universal Logistics Holdings, Inc.	600	25,866
Werner Enterprises, Inc.	4,155	160,341
		1,725,060
Machinery – 4.9%
3D Systems Corp. (A)	5,104	14,495

200

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
AGCO Corp.	3,683	$360,418
Alamo Group, Inc.	2,468	444,561
Albany International Corp., Class A	743	66,016
Astec Industries, Inc.	2,415	77,135
Barnes Group, Inc.	4,416	178,451
CNH Industrial NV	27,597	306,327
Columbus McKinnon Corp.	14,178	510,408
Commercial Vehicle Group, Inc. (A)	2,492	8,099
Douglas Dynamics, Inc.	400	11,032
Enpro, Inc.	1,502	243,594
ESCO Technologies, Inc.	1,885	243,127
Gates Industrial Corp. PLC (A)	61,811	1,084,783
Gencor Industries, Inc. (A)	2,100	43,806
Graham Corp. (A)	333	9,853
Helios Technologies, Inc.	1,138	54,283
Hillenbrand, Inc.	14,894	414,053
Hillman Solutions Corp. (A)	2,590	27,350
Hurco Companies, Inc.	1,054	22,208
Hyster-Yale, Inc.	466	29,717
Kennametal, Inc.	6,313	163,696
LB Foster Company, Class A (A)	1,699	34,711
Luxfer Holdings PLC	1,836	23,776
Mayville Engineering Company, Inc. (A)	1,096	23,104
Miller Industries, Inc.	1,113	67,893
Mueller Industries, Inc.	4,486	332,413
NN, Inc. (A)	2,376	9,266
Oshkosh Corp.	655	65,638
Park-Ohio Holdings Corp.	749	22,994
Perma-Pipe International Holdings, Inc. (A)	1,100	14,278
Proto Labs, Inc. (A)	1,588	46,640
RBC Bearings, Inc. (A)	2,842	850,838
REV Group, Inc.	5,224	146,585
SPX Technologies, Inc. (A)	8,718	1,390,172
Standex International Corp.	310	56,662
Stratasys, Ltd. (A)	1,753	14,567
Tennant Company	208	19,976
Terex Corp.	1,727	91,376
The Eastern Company	1,471	47,734
The Gorman-Rupp Company	1,454	56,633
The Greenbrier Companies, Inc.	2,830	144,019
The Manitowoc Company, Inc. (A)	3,343	32,160
The Shyft Group, Inc.	900	11,295
The Timken Company	1,134	95,585
Titan International, Inc. (A)	6,524	53,040
Trinity Industries, Inc.	6,387	222,523
Twin Disc, Inc.	1,650	20,609
Wabash National Corp.	2,576	49,433
		8,257,332
Marine transportation – 0.5%
Costamare, Inc.	9,592	150,786
Genco Shipping & Trading, Ltd.	4,550	88,725
Kirby Corp. (A)	2,675	327,500
Matson, Inc.	2,246	320,325
Pangaea Logistics Solutions, Ltd.	1,768	12,783
		900,119
Passenger airlines – 0.6%
Alaska Air Group, Inc. (A)	9,372	423,708
Allegiant Travel Company	1,247	68,660
Copa Holdings SA, Class A	905	84,925
JetBlue Airways Corp. (A)	22,528	147,784
SkyWest, Inc. (A)	3,117	265,007
Spirit Airlines, Inc. (C)	5,129	12,310
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Passenger airlines (continued)
Sun Country Airlines Holdings, Inc. (A)	3,223	$36,130
		1,038,524
Professional services – 2.2%
Alight, Inc., Class A (A)	11,549	85,463
Asure Software, Inc. (A)	1,391	12,589
BGSF, Inc.	800	6,736
CACI International, Inc., Class A (A)	1,786	901,144
Clarivate PLC (A)	26,193	185,970
Concentrix Corp.	1,811	92,814
Conduent, Inc. (A)	14,444	58,209
Dun & Bradstreet Holdings, Inc.	16,976	195,394
Exponent, Inc.	8,048	927,773
First Advantage Corp. (A)	1,878	37,278
Genpact, Ltd.	4,490	176,053
Heidrick & Struggles International, Inc.	1,672	64,974
ICF International, Inc.	1,429	238,343
Kelly Services, Inc., Class A	3,287	70,375
Korn Ferry	3,492	262,738
ManpowerGroup, Inc.	2,142	157,480
Maximus, Inc.	452	42,108
Mistras Group, Inc. (A)	2,232	25,378
NV5 Global, Inc. (A)	533	49,825
Planet Labs PBC (A)	5,100	11,373
Resources Connection, Inc.	4,120	39,964
TrueBlue, Inc. (A)	3,219	25,398
Willdan Group, Inc. (A)	400	16,380
		3,683,759
Trading companies and distributors – 2.0%
Air Lease Corp.	8,562	387,773
BlueLinx Holdings, Inc. (A)	893	94,140
Boise Cascade Company	3,002	423,222
Distribution Solutions Group, Inc. (A)	1,306	50,294
DNOW, Inc. (A)	9,968	128,886
DXP Enterprises, Inc. (A)	1,767	94,287
GMS, Inc. (A)	1,599	144,821
Hudson Technologies, Inc. (A)	2,645	22,059
McGrath RentCorp	1,288	135,601
MRC Global, Inc. (A)	2,745	34,971
MSC Industrial Direct Company, Inc., Class A	420	36,145
Rush Enterprises, Inc., Class A	4,744	250,626
Rush Enterprises, Inc., Class B	1,462	70,103
SiteOne Landscape Supply, Inc. (A)	6,086	918,438
Titan Machinery, Inc. (A)	2,366	32,958
WESCO International, Inc.	2,849	478,575
Willis Lease Finance Corp.	406	60,417
		3,363,316
		29,006,979
Information technology – 11.3%
Communications equipment – 0.7%
Aviat Networks, Inc. (A)	829	17,931
Calix, Inc. (A)	669	25,951
Clearfield, Inc. (A)	468	18,233
Comtech Telecommunications Corp. (A)	2,706	13,016
Digi International, Inc. (A)	4,035	111,084
Juniper Networks, Inc.	6,436	250,875
KVH Industries, Inc. (A)	910	4,395
NETGEAR, Inc. (A)	3,326	66,720
NetScout Systems, Inc. (A)	5,946	129,326
Optical Cable Corp. (A)	931	2,495
Ribbon Communications, Inc. (A)	8,541	27,758
Viasat, Inc. (A)	3,111	37,145

201

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Viavi Solutions, Inc. (A)	51,149	$461,364
		1,166,293
Electronic equipment, instruments and components – 4.0%
Advanced Energy Industries, Inc.	6,525	686,691
Arrow Electronics, Inc. (A)	4,127	548,189
Avnet, Inc.	7,025	381,528
Bel Fuse, Inc., Class B	1,489	116,901
Benchmark Electronics, Inc.	3,313	146,832
Coherent Corp. (A)	4,495	399,650
Crane NXT Company	380	21,318
CTS Corp.	2,777	134,351
Daktronics, Inc. (A)	3,929	50,723
ePlus, Inc. (A)	1,924	189,206
FARO Technologies, Inc. (A)	684	13,092
Flex, Ltd. (A)	9,359	312,871
Frequency Electronics, Inc.	1,783	21,539
IPG Photonics Corp. (A)	818	60,794
Key Tronic Corp. (A)	1,900	10,868
Kimball Electronics, Inc. (A)	3,036	56,196
Knowles Corp. (A)	7,107	128,139
Methode Electronics, Inc.	2,971	35,533
Mirion Technologies, Inc. (A)	4,852	53,712
Novanta, Inc. (A)	6,694	1,197,690
OSI Systems, Inc. (A)	1,258	191,002
PC Connection, Inc.	2,391	180,353
Plexus Corp. (A)	2,005	274,104
RF Industries, Ltd. (A)	120	490
Richardson Electronics, Ltd.	1,461	18,029
Rogers Corp. (A)	1,273	143,862
Sanmina Corp. (A)	4,287	293,445
ScanSource, Inc. (A)	2,542	122,092
SmartRent, Inc. (A)	4,300	7,439
TD SYNNEX Corp.	5,567	668,485
TTM Technologies, Inc. (A)	9,163	167,225
Vishay Intertechnology, Inc.	10,499	198,536
Vishay Precision Group, Inc. (A)	1,686	43,667
		6,874,552
IT services – 0.6%
ASGN, Inc. (A)	596	55,565
Brightcove, Inc. (A)	2,443	5,277
DXC Technology Company (A)	14,351	297,783
Fastly, Inc., Class A (A)	2,307	17,464
Information Services Group, Inc.	4,400	14,520
Thoughtworks Holding, Inc. (A)	74,280	328,318
Twilio, Inc., Class A (A)	5,556	362,362
		1,081,289
Semiconductors and semiconductor equipment – 2.5%
Allegro MicroSystems, Inc. (A)	26,509	617,660
Alpha & Omega Semiconductor, Ltd. (A)	2,746	101,932
Amkor Technology, Inc.	12,710	388,926
Amtech Systems, Inc. (A)	2,404	13,943
AXT, Inc. (A)	1,787	4,325
CEVA, Inc. (A)	1,976	47,720
Cohu, Inc. (A)	4,842	124,439
Diodes, Inc. (A)	2,678	171,633
Ichor Holdings, Ltd. (A)	2,659	84,583
Kulicke & Soffa Industries, Inc.	4,804	216,805
MACOM Technology Solutions Holdings, Inc. (A)	9,214	1,025,150
Magnachip Semiconductor Corp. (A)	2,526	11,796
MaxLinear, Inc. (A)	997	14,437
Photronics, Inc. (A)	5,882	145,638
Power Integrations, Inc.	7,445	477,373
Silicon Laboratories, Inc. (A)	4,522	522,608
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
SMART Global Holdings, Inc. (A)	600	$12,570
Synaptics, Inc. (A)	154	11,947
Ultra Clean Holdings, Inc. (A)	3,668	146,463
Veeco Instruments, Inc. (A)	1,122	37,172
		4,177,120
Software – 3.4%
Appfolio, Inc., Class A (A)	4,090	962,786
Aspen Technology, Inc. (A)	2,427	579,616
Aware, Inc. (A)	2,160	4,039
Cerence, Inc. (A)	2,239	7,053
CleanSpark, Inc. (A)	5,547	51,809
Consensus Cloud Solutions, Inc. (A)	218	5,134
CyberArk Software, Ltd. (A)	5,208	1,518,705
Daily Journal Corp. (A)	41	20,094
Digital Turbine, Inc. (A)	2,201	6,757
DoubleVerify Holdings, Inc. (A)	1,162	19,568
E2open Parent Holdings, Inc. (A)	9,012	39,743
Intapp, Inc. (A)	26,508	1,267,878
LiveRamp Holdings, Inc. (A)	2,165	53,649
Matterport, Inc. (A)	13,199	59,396
Mitek Systems, Inc. (A)	1,915	16,603
NCino, Inc. (A)	866	27,357
Olo, Inc., Class A (A)	5,945	29,487
ON24, Inc. (A)	2,666	16,316
OneSpan, Inc. (A)	1,151	19,187
SecureWorks Corp., Class A (A)	1,000	8,850
SolarWinds Corp.	12,240	159,732
The Descartes Systems Group, Inc. (A)	8,074	831,299
Verint Systems, Inc. (A)	1,067	27,027
Xperi, Inc. (A)	1,943	17,953
		5,750,038
Technology hardware, storage and peripherals – 0.1%
AstroNova, Inc. (A)	1,439	19,369
Corsair Gaming, Inc. (A)	3,313	23,058
Diebold Nixdorf, Inc. (A)	462	20,633
Eastman Kodak Company (A)	2,273	10,729
Xerox Holdings Corp.	12,185	126,480
		200,269
		19,249,561
Materials – 6.4%
Chemicals – 3.3%
AdvanSix, Inc.	2,405	73,064
Alto Ingredients, Inc. (A)	3,300	5,313
American Vanguard Corp.	2,933	15,545
Arcadium Lithium PLC (A)	1,263	3,600
Ashland, Inc.	3,606	313,614
Avient Corp.	20,945	1,053,952
Balchem Corp.	4,439	781,264
CF Industries Holdings, Inc.	1,923	164,993
Core Molding Technologies, Inc. (A)	1,000	17,210
Eastman Chemical Company	2,818	315,475
Ecovyst, Inc. (A)	9,373	64,205
FMC Corp.	287	18,925
Huntsman Corp.	13,005	314,721
Innospec, Inc.	1,890	213,740
Intrepid Potash, Inc. (A)	1,117	26,808
Koppers Holdings, Inc.	1,694	61,882
Kronos Worldwide, Inc.	3,820	47,559
LSB Industries, Inc. (A)	3,748	30,134
Mativ Holdings, Inc.	4,760	80,872
Minerals Technologies, Inc.	2,720	210,066
Olin Corp.	5,905	283,322
Orion SA	702	12,503
Perimeter Solutions SA (A)	4,158	55,925

202

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Quaker Chemical Corp.	3,893	$655,932
Rayonier Advanced Materials, Inc. (A)	4,555	38,991
Sensient Technologies Corp.	756	60,646
Stepan Company	1,794	138,587
The Mosaic Company	13,589	363,913
Tronox Holdings PLC	13,420	196,335
		5,619,096
Containers and packaging – 0.8%
Berry Global Group, Inc.	7,897	536,838
Graphic Packaging Holding Company	7,138	211,213
Greif, Inc., Class A	1,784	111,785
Greif, Inc., Class B	913	63,755
Myers Industries, Inc.	2,350	32,477
O-I Glass, Inc. (A)	7,974	104,619
Pactiv Evergreen, Inc.	3,705	42,645
Ranpak Holdings Corp. (A)	1,842	12,028
Silgan Holdings, Inc.	2,088	109,620
Sonoco Products Company	2,793	152,582
TriMas Corp.	2,295	58,591
		1,436,153
Metals and mining – 2.2%
Alcoa Corp.	8,882	342,668
Alpha Metallurgical Resources, Inc.	1,017	240,195
Ampco-Pittsburgh Corp. (A)	1,644	3,288
Arch Resources, Inc.	1,503	207,654
Ascent Industries Company (A)	2,209	21,427
Century Aluminum Company (A)	800	12,984
Cleveland-Cliffs, Inc. (A)	29,634	378,426
Coeur Mining, Inc. (A)	26,119	179,699
Commercial Metals Company	8,423	462,928
Compass Minerals International, Inc.	1,647	19,797
Friedman Industries, Inc.	1,511	24,206
Haynes International, Inc.	1,127	67,102
Hecla Mining Company	42,155	281,174
Materion Corp.	1,721	192,511
McEwen Mining, Inc. (A)	1,289	11,988
Metallus, Inc. (A)	3,682	54,604
MP Materials Corp. (A)	2,290	40,419
Nexa Resources SA (A)	900	6,543
Olympic Steel, Inc.	1,438	56,082
Radius Recycling, Inc.	3,077	57,048
Ramaco Resources, Inc. (A)	2,141	25,050
Ryerson Holding Corp.	2,583	51,428
SunCoke Energy, Inc.	6,433	55,838
Tredegar Corp. (A)	1,654	12,058
U.S. Steel Corp.	13,527	477,909
Universal Stainless & Alloy Products, Inc. (A)	1,562	60,340
Warrior Met Coal, Inc.	3,785	241,862
Worthington Steel, Inc.	3,451	117,369
		3,702,597
Paper and forest products – 0.1%
Clearwater Paper Corp. (A)	1,597	45,578
Glatfelter Corp. (A)	4,610	8,298
Mercer International, Inc.	7,458	50,491
Resolute Forest Products, Inc. (A)(B)	7,541	10,708
Sylvamo Corp.	300	25,755
		140,830
		10,898,676
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate – 1.8%
Hotel and resort REITs – 0.4%
Ryman Hospitality Properties, Inc.	6,017	$645,263
Industrial REITs – 0.4%
STAG Industrial, Inc.	16,507	645,259
Real estate management and development – 1.0%
Anywhere Real Estate, Inc. (A)	9,125	46,355
Cushman & Wakefield PLC (A)	14,309	195,032
DigitalBridge Group, Inc.	4,243	59,954
Douglas Elliman, Inc. (A)	6,219	11,381
Five Point Holdings LLC, Class A (A)	2,659	11,035
Forestar Group, Inc. (A)	2,613	84,583
FRP Holdings, Inc. (A)	1,862	55,599
Howard Hughes Holdings, Inc. (A)	3,339	258,539
Jones Lang LaSalle, Inc. (A)	2,188	590,344
Kennedy-Wilson Holdings, Inc.	9,598	106,058
Marcus & Millichap, Inc.	3,231	128,045
Newmark Group, Inc., Class A	7,419	115,217
Opendoor Technologies, Inc. (A)	10,840	21,680
Rafael Holdings, Inc., Class B (A)	500	970
RE/MAX Holdings, Inc., Class A (A)	2,193	27,303
Seaport Entertainment Group, Inc. (A)	371	10,173
Stratus Properties, Inc. (A)	1,025	26,640
Tejon Ranch Company (A)	2,396	42,050
The RMR Group, Inc., Class A	440	11,167
		1,802,125
		3,092,647
Utilities – 0.2%
Electric utilities – 0.0%
Genie Energy, Ltd., B Shares	1,000	16,250
Independent power and renewable electricity producers – 0.2%
Altus Power, Inc. (A)	6,293	20,012
Brookfield Renewable Corp., Class A	2,376	77,600
Montauk Renewables, Inc. (A)	2,000	10,420
Ormat Technologies, Inc.	878	67,553
Sunnova Energy International, Inc. (A)	7,526	73,303
		248,888
		265,138
TOTAL COMMON STOCKS (Cost $139,126,229)		$169,918,845
RIGHTS – 0.0%
Seaport Entertainment Group, Inc. (Expiration Date: 10-10-24; Strike Price: $25.00) (A)	371	1,094
TOTAL RIGHTS (Cost $0)		$1,094
SHORT-TERM INVESTMENTS – 0.9%
Short-term funds – 0.9%
John Hancock Collateral Trust, 4.8110% (D)(E)	53,073	530,868
State Street Institutional Treasury Money Market Fund, Premier Class, 4.9537% (D)	746,532	746,532
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.9290% (D)	263,721	263,721
TOTAL SHORT-TERM INVESTMENTS (Cost $1,541,038)		$1,541,121
Total Investments (Small Cap Opportunities Trust) (Cost $140,667,267) – 100.3%		$171,461,060
Other assets and liabilities, net – (0.3%)		(507,901)
TOTAL NET ASSETS – 100.0%		$170,953,159

203

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	All or a portion of this security is on loan as of 9-30-24. The value of securities on loan amounted to $519,929.
(D)	The rate shown is the annualized seven-day yield as of 9-30-24.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Stock Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.2%
Communication services – 2.6%
Interactive media and services – 1.5%
CarGurus, Inc. (A)	85,387	$2,564,172
Ziff Davis, Inc. (A)	39,705	1,932,045
		4,496,217
Media – 1.1%
Criteo SA, ADR (A)	81,547	3,281,451
		7,777,668
Consumer discretionary – 11.5%
Automobile components – 0.6%
Visteon Corp. (A)	18,943	1,804,131
Broadline retail – 0.8%
Global-e Online, Ltd. (A)(B)	63,594	2,444,553
Diversified consumer services – 2.3%
European Wax Center, Inc., Class A (A)	27,828	189,230
H&R Block, Inc.	69,570	4,421,174
Stride, Inc. (A)	24,727	2,109,460
		6,719,864
Hotels, restaurants and leisure – 2.9%
Dutch Bros, Inc., Class A (A)	47,601	1,524,660
Genius Sports, Ltd. (A)	411,706	3,227,775
Wingstop, Inc.	9,120	3,794,650
		8,547,085
Household durables – 1.8%
Champion Homes, Inc. (A)	57,275	5,432,534
Specialty retail – 2.2%
Abercrombie & Fitch Company, Class A (A)	17,823	2,493,438
Boot Barn Holdings, Inc. (A)	24,228	4,052,860
		6,546,298
Textiles, apparel and luxury goods – 0.9%
Crocs, Inc. (A)	18,582	2,690,859
		34,185,324
Consumer staples – 1.7%
Personal care products – 1.7%
BellRing Brands, Inc. (A)	49,556	3,009,040
e.l.f. Beauty, Inc. (A)	17,996	1,962,104
		4,971,144
Energy – 4.4%
Energy equipment and services – 2.4%
Cactus, Inc., Class A	79,716	4,756,654
Seadrill, Ltd. (A)	56,384	2,240,700
		6,997,354
Oil, gas and consumable fuels – 2.0%
Viper Energy, Inc.	133,849	6,037,928
		13,035,282
Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials – 5.9%
Banks – 1.0%
Cadence Bank	97,383	$3,101,649
Capital markets – 2.4%
Hamilton Lane, Inc., Class A	14,919	2,512,210
PJT Partners, Inc., Class A	33,614	4,482,091
		6,994,301
Financial services – 1.3%
HA Sustainable Infrastructure Capital, Inc.	109,315	3,768,088
Insurance – 1.2%
SiriusPoint, Ltd. (A)	243,365	3,489,854
		17,353,892
Health care – 26.5%
Biotechnology – 13.0%
Akero Therapeutics, Inc. (A)	46,714	1,340,225
Apellis Pharmaceuticals, Inc. (A)	20,687	596,613
Apogee Therapeutics, Inc. (A)	28,088	1,649,889
Avidity Biosciences, Inc. (A)	41,159	1,890,433
Blueprint Medicines Corp. (A)	25,794	2,385,945
Celldex Therapeutics, Inc. (A)	59,319	2,016,253
Crinetics Pharmaceuticals, Inc. (A)	54,972	2,809,069
Cytokinetics, Inc. (A)	32,712	1,727,194
Disc Medicine, Inc. (A)	29,849	1,466,780
Geron Corp. (A)	317,729	1,442,490
Immatics NV (A)	75,766	864,490
Immunocore Holdings PLC, ADR (A)(B)	18,677	581,415
Insmed, Inc. (A)	33,888	2,473,824
Intellia Therapeutics, Inc. (A)	26,704	548,767
Kymera Therapeutics, Inc. (A)	25,938	1,227,646
Merus NV (A)	30,770	1,537,269
Nurix Therapeutics, Inc. (A)	68,633	1,542,184
Nuvalent, Inc., Class A (A)	8,700	890,010
Prothena Corp. PLC (A)	18,114	303,047
PTC Therapeutics, Inc. (A)	32,446	1,203,747
REVOLUTION Medicines, Inc. (A)	55,004	2,494,431
Rocket Pharmaceuticals, Inc. (A)	47,622	879,578
Savara, Inc. (A)(B)	220,874	936,506
Syndax Pharmaceuticals, Inc. (A)	71,014	1,367,020
Vaxcyte, Inc. (A)	38,710	4,423,392
		38,598,217
Health care equipment and supplies – 8.1%
Glaukos Corp. (A)	34,941	4,552,113
Haemonetics Corp. (A)	46,878	3,768,054
Inspire Medical Systems, Inc. (A)	15,687	3,310,741
PROCEPT BioRobotics Corp. (A)	120,624	9,664,395
TransMedics Group, Inc. (A)	18,168	2,852,376
		24,147,679
Health care providers and services – 3.3%
Acadia Healthcare Company, Inc. (A)	33,630	2,132,478
Alignment Healthcare, Inc. (A)	146,100	1,726,902
HealthEquity, Inc. (A)	36,060	2,951,511
Hims & Hers Health, Inc. (A)	156,320	2,879,414
		9,690,305
Pharmaceuticals – 2.1%
Intra-Cellular Therapies, Inc. (A)	32,245	2,359,367
Longboard Pharmaceuticals, Inc. (A)	38,065	1,268,706
Structure Therapeutics, Inc., ADR (A)	26,410	1,159,135
Verona Pharma PLC, ADR (A)	51,588	1,484,187
		6,271,395
		78,707,596

204

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials – 25.7%
Aerospace and defense – 2.2%
Curtiss-Wright Corp.	20,228	$6,648,741
Building products – 4.0%
The AZEK Company, Inc. (A)	143,155	6,699,654
Zurn Elkay Water Solutions Corp.	141,701	5,092,734
		11,792,388
Commercial services and supplies – 2.0%
Aris Water Solutions, Inc., Class A	73,617	1,241,919
Casella Waste Systems, Inc., Class A (A)	47,747	4,750,349
		5,992,268
Construction and engineering – 5.1%
Ameresco, Inc., Class A (A)	109,769	4,164,636
Comfort Systems USA, Inc.	9,403	3,670,461
Fluor Corp. (A)	152,178	7,260,412
		15,095,509
Electrical equipment – 1.9%
Acuity Brands, Inc.	10,904	3,002,853
NEXTracker, Inc., Class A (A)	47,004	1,761,710
Shoals Technologies Group, Inc., Class A (A)	167,301	938,559
		5,703,122
Machinery – 0.8%
The Middleby Corp. (A)	16,997	2,364,793
Professional services – 5.6%
EXL Service Holdings, Inc. (A)	155,531	5,933,505
TriNet Group, Inc.	25,817	2,503,474
Verra Mobility Corp. (A)	289,347	8,046,740
		16,483,719
Trading companies and distributors – 4.1%
Applied Industrial Technologies, Inc.	39,543	8,823,230
Rush Enterprises, Inc., Class A	64,085	3,385,611
		12,208,841
		76,289,381
Information technology – 14.1%
Communications equipment – 0.4%
Calix, Inc. (A)	32,143	1,246,827
Electronic equipment, instruments and components – 2.7%
ePlus, Inc. (A)	22,676	2,229,958
Fabrinet (A)	7,779	1,839,267
Novanta, Inc. (A)	21,868	3,912,623
		7,981,848
Semiconductors and semiconductor equipment – 2.9%
MKS Instruments, Inc.	20,429	2,220,837
SiTime Corp. (A)	15,880	2,723,579
Synaptics, Inc. (A)	25,745	1,997,297
Universal Display Corp.	7,936	1,665,766
		8,607,479
Software – 8.1%
AvePoint, Inc. (A)	312,251	3,675,194
Clearwater Analytics Holdings, Inc., Class A (A)	145,473	3,673,193
CyberArk Software, Ltd. (A)	17,619	5,137,877
DoubleVerify Holdings, Inc. (A)	58,392	983,321
Intapp, Inc. (A)	40,487	1,936,493
Jamf Holding Corp. (A)	160,449	2,783,790
Manhattan Associates, Inc. (A)	12,271	3,452,814
SentinelOne, Inc., Class A (A)	30,200	722,384
Sprout Social, Inc., Class A (A)	54,771	1,592,193
		23,957,259
		41,793,413
Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Materials – 2.7%
Chemicals – 2.7%
Cabot Corp.	71,097	$7,946,512
Real estate – 3.1%
Health care REITs – 0.3%
American Healthcare REIT, Inc.	35,300	921,330
Hotel and resort REITs – 1.6%
Ryman Hospitality Properties, Inc.	43,017	4,613,143
Retail REITs – 1.2%
Phillips Edison & Company, Inc.	97,925	3,692,752
		9,227,225
TOTAL COMMON STOCKS (Cost $228,850,703)		$291,287,437
EXCHANGE-TRADED FUNDS – 0.3%
iShares Russell 2000 Growth ETF (B)	3,081	875,004
TOTAL EXCHANGE-TRADED FUNDS (Cost $843,340)		$875,004
SHORT-TERM INVESTMENTS – 2.3%
Short-term funds – 0.9%
John Hancock Collateral Trust, 4.8110% (C)(D)	279,644	2,797,170
Repurchase agreement – 1.4%
Societe Generale SA Tri-Party Repurchase Agreement dated 9-30-24 at 4.880% to be repurchased at $4,100,556 on 10-1-24, collateralized by $3,858,400 U.S. Treasury Bonds, 4.625% due 2-15-40 (valued at $4,182,101)	$4,100,000	4,100,000
TOTAL SHORT-TERM INVESTMENTS (Cost $6,897,218)		$6,897,170
Total Investments (Small Cap Stock Trust) (Cost $236,591,261) – 100.8%		$299,059,611
Other assets and liabilities, net – (0.8%)		(2,511,719)
TOTAL NET ASSETS – 100.0%		$296,547,892
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-24. The value of securities on loan amounted to $2,721,664.
(C)	The rate shown is the annualized seven-day yield as of 9-30-24.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.1%
Communication services – 0.6%
Interactive media and services – 0.6%
Shutterstock, Inc.	75,405	$2,667,075
Consumer discretionary – 12.0%
Automobile components – 2.5%
The Goodyear Tire & Rubber Company (A)	697,511	6,172,972

205

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobile components (continued)
Visteon Corp. (A)	57,549	$5,480,967
		11,653,939
Hotels, restaurants and leisure – 1.4%
Wyndham Hotels & Resorts, Inc.	83,050	6,489,527
Household durables – 3.4%
Century Communities, Inc.	51,687	5,322,727
Sonos, Inc. (A)	477,044	5,862,871
Tri Pointe Homes, Inc. (A)	99,086	4,489,587
		15,675,185
Leisure products – 1.0%
Malibu Boats, Inc., Class A (A)	114,487	4,443,240
Specialty retail – 1.5%
Monro, Inc.	247,603	7,145,823
Textiles, apparel and luxury goods – 2.2%
Kontoor Brands, Inc.	56,500	4,620,570
Oxford Industries, Inc.	66,870	5,801,641
		10,422,211
		55,829,925
Consumer staples – 1.5%
Household products – 1.5%
Spectrum Brands Holdings, Inc.	74,085	7,048,447
Energy – 5.3%
Energy equipment and services – 1.7%
Atlas Energy Solutions, Inc. (B)	137,127	2,989,369
Valaris, Ltd. (A)	86,890	4,844,118
		7,833,487
Oil, gas and consumable fuels – 3.6%
Gulfport Energy Corp. (A)	65,686	9,941,576
Sitio Royalties Corp., Class A	321,836	6,707,062
		16,648,638
		24,482,125
Financials – 25.5%
Banks – 18.3%
1st Source Corp.	96,086	5,753,630
Bank OZK	196,229	8,435,885
Berkshire Hills Bancorp, Inc.	289,639	7,799,978
Cadence Bank	233,613	7,440,574
Eastern Bankshares, Inc.	110,985	1,819,044
Enterprise Financial Services Corp.	148,880	7,631,589
First Busey Corp.	295,046	7,677,097
First Interstate BancSystem, Inc., Class A	128,433	3,940,324
Hancock Whitney Corp.	157,542	8,061,424
National Bank Holdings Corp., Class A	209,097	8,802,984
Seacoast Banking Corp. of Florida	328,581	8,756,685
Synovus Financial Corp.	200,217	8,903,650
		85,022,864
Capital markets – 1.0%
Houlihan Lokey, Inc.	29,583	4,674,706
Consumer finance – 1.6%
Bread Financial Holdings, Inc.	157,821	7,509,123
Insurance – 4.6%
Assured Guaranty, Ltd.	47,469	3,774,735
Fidelis Insurance Holdings, Ltd.	239,252	4,320,891
Kemper Corp.	77,175	4,726,969
ProAssurance Corp. (A)	330,580	4,971,923
White Mountains Insurance Group, Ltd.	2,080	3,528,096
		21,322,614
		118,529,307
Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care – 4.4%
Health care equipment and supplies – 2.4%
Haemonetics Corp. (A)	87,590	$7,040,484
ICU Medical, Inc. (A)	22,944	4,180,856
		11,221,340
Health care providers and services – 2.0%
Acadia Healthcare Company, Inc. (A)	68,912	4,369,710
AMN Healthcare Services, Inc. (A)	117,231	4,969,422
		9,339,132
		20,560,472
Industrials – 19.3%
Building products – 2.7%
American Woodmark Corp. (A)	79,217	7,402,829
Janus International Group, Inc. (A)	511,362	5,169,870
		12,572,699
Commercial services and supplies – 3.2%
ACCO Brands Corp.	823,268	4,503,276
Brady Corp., Class A	50,972	3,905,984
Vestis Corp.	447,276	6,664,412
		15,073,672
Electrical equipment – 0.9%
Thermon Group Holdings, Inc. (A)	132,545	3,955,143
Ground transportation – 1.5%
Ryder System, Inc.	48,295	7,041,411
Machinery – 5.5%
Alamo Group, Inc.	29,958	5,396,335
John Bean Technologies Corp.	64,113	6,315,772
Kennametal, Inc.	231,347	5,998,828
The Middleby Corp. (A)	55,539	7,727,141
		25,438,076
Professional services – 3.9%
Huron Consulting Group, Inc. (A)	64,273	6,986,475
Maximus, Inc.	32,407	3,019,036
Science Applications International Corp.	31,905	4,443,409
WNS Holdings, Ltd. (A)	70,982	3,741,461
		18,190,381
Trading companies and distributors – 1.6%
Air Lease Corp.	164,224	7,437,705
		89,709,087
Information technology – 8.0%
Electronic equipment, instruments and components – 5.4%
Belden, Inc.	62,895	7,366,891
CTS Corp.	82,917	4,011,524
ePlus, Inc. (A)	71,490	7,030,327
Knowles Corp. (A)	357,276	6,441,686
		24,850,428
Software – 2.6%
ACI Worldwide, Inc. (A)	91,278	4,646,050
Progress Software Corp.	111,830	7,533,987
		12,180,037
		37,030,465
Materials – 7.6%
Chemicals – 5.4%
Axalta Coating Systems, Ltd. (A)	187,665	6,791,596
Element Solutions, Inc.	299,971	8,147,212
HB Fuller Company	68,408	5,430,227

206

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Mativ Holdings, Inc.	285,483	$4,850,356
		25,219,391
Containers and packaging – 2.2%
TriMas Corp.	390,538	9,970,435
		35,189,826
Real estate – 10.3%
Health care REITs – 1.0%
Sabra Health Care REIT, Inc.	258,228	4,805,623
Hotel and resort REITs – 1.3%
DiamondRock Hospitality Company	689,072	6,015,599
Industrial REITs – 0.8%
LXP Industrial Trust	382,771	3,846,849
Real estate management and development – 0.6%
Colliers International Group, Inc.	19,033	2,889,400
Residential REITs – 2.8%
Centerspace	86,103	6,067,678
Independence Realty Trust, Inc.	327,348	6,710,634
		12,778,312
Retail REITs – 2.3%
NETSTREIT Corp.	194,397	3,213,382
Phillips Edison & Company, Inc.	191,885	7,235,983
		10,449,365
Specialized REITs – 1.5%
PotlatchDeltic Corp.	149,187	6,720,874
		47,506,022
Utilities – 3.6%
Electric utilities – 2.1%
Portland General Electric Company	105,728	5,064,371
TXNM Energy, Inc.	107,631	4,711,009
		9,775,380
Gas utilities – 1.5%
ONE Gas, Inc.	94,377	7,023,536
		16,798,916
TOTAL COMMON STOCKS (Cost $400,479,402)		$455,351,667
SHORT-TERM INVESTMENTS – 2.1%
Short-term funds – 0.5%
John Hancock Collateral Trust, 4.8110% (C)(D)	260,494	2,605,619
Repurchase agreement – 1.6%
Bank of America Tri-Party Repurchase Agreement dated 9-30-24 at 4.870% to be repurchased at $7,300,988 on 10-1-24, collateralized by $6,766,293 Federal Home Loan Mortgage Corp., 2.500% - 6.500% due 3-1-23 to 9-1-53 (valued at $6,341,805), $643,873 Federal National Mortgage Association, 4.000% - 6.000% due 7-1-33 to 12-1-53 (valued at $634,985) and $479,131 Government National Mortgage Association, 4.000% due 11-15-47 to 5-20-50 (valued at $469,210)	$7,300,000	7,300,000
TOTAL SHORT-TERM INVESTMENTS (Cost $9,905,210)		$9,905,619
Total Investments (Small Cap Value Trust) (Cost $410,384,612) – 100.2%		$465,257,286
Other assets and liabilities, net – (0.2%)		(815,331)
TOTAL NET ASSETS – 100.0%		$464,441,955
Small Cap Value Trust (continued)
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-24. The value of securities on loan amounted to $2,534,944.
(C)	The rate shown is the annualized seven-day yield as of 9-30-24.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Company Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.0%
Communication services – 1.4%
Entertainment – 0.3%
Liberty Media Corp.-Liberty Live, Series C (A)	7,200	$369,576
Media – 1.1%
Advantage Solutions, Inc. (A)	71,229	244,315
The New York Times Company, Class A	22,369	1,245,282
		1,489,597
		1,859,173
Consumer discretionary – 10.2%
Automobile components – 1.5%
Dorman Products, Inc. (A)	7,028	795,007
LCI Industries	4,647	560,149
Modine Manufacturing Company (A)	2,487	330,249
Visteon Corp. (A)	2,942	280,196
		1,965,601
Broadline retail – 0.1%
Savers Value Village, Inc. (A)	13,760	144,755
Distributors – 0.2%
Pool Corp.	696	262,253
Diversified consumer services – 0.9%
Strategic Education, Inc.	12,577	1,164,001
Hotels, restaurants and leisure – 1.5%
Cava Group, Inc. (A)	3,078	381,210
Dutch Bros, Inc., Class A (A)	7,984	255,728
Marriott Vacations Worldwide Corp.	5,736	421,481
Papa John's International, Inc.	11,922	642,238
Wyndham Hotels & Resorts, Inc.	3,897	304,512
		2,005,169
Household durables – 1.7%
Champion Homes, Inc. (A)	6,000	569,100
Meritage Homes Corp.	6,502	1,333,365
Taylor Morrison Home Corp. (A)	4,000	281,040
		2,183,505
Leisure products – 0.3%
Peloton Interactive, Inc., Class A (A)	86,338	404,062
Specialty retail – 2.8%
Abercrombie & Fitch Company, Class A (A)	1,888	264,131
Asbury Automotive Group, Inc. (A)	3,505	836,258
Boot Barn Holdings, Inc. (A)	1,500	250,920
Carvana Company (A)	4,987	868,287
Floor & Decor Holdings, Inc., Class A (A)	2,902	360,341
Monro, Inc.	19,201	554,141
Urban Outfitters, Inc. (A)	8,200	314,142
Victoria's Secret & Company (A)	11,900	305,830
		3,754,050
Textiles, apparel and luxury goods – 1.2%
Figs, Inc., Class A (A)	80,211	548,643
Kontoor Brands, Inc.	1,200	98,136

207

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Steven Madden, Ltd.	18,579	$910,185
		1,556,964
		13,440,360
Consumer staples – 2.3%
Food products – 1.7%
Nomad Foods, Ltd.	44,122	840,965
Post Holdings, Inc. (A)	6,683	773,557
TreeHouse Foods, Inc. (A)	13,824	580,332
		2,194,854
Personal care products – 0.6%
BellRing Brands, Inc. (A)	12,200	740,784
		2,935,638
Energy – 7.4%
Energy equipment and services – 3.5%
Cactus, Inc., Class A	16,732	998,398
ChampionX Corp.	27,097	816,975
Enerflex, Ltd.	104,241	621,276
Expro Group Holdings NV (A)	29,257	502,343
Liberty Energy, Inc.	21,972	419,445
TechnipFMC PLC	48,907	1,282,831
		4,641,268
Oil, gas and consumable fuels – 3.9%
Magnolia Oil & Gas Corp., Class A	31,149	760,659
Matador Resources Company	28,046	1,386,033
PBF Energy, Inc., Class A	5,300	164,035
Permian Resources Corp.	60,836	827,978
Range Resources Corp.	34,542	1,062,512
Southwestern Energy Company (A)	127,803	908,679
		5,109,896
		9,751,164
Financials – 27.6%
Banks – 18.1%
Banc of California, Inc.	40,600	598,038
BankUnited, Inc.	23,507	856,595
Cathay General Bancorp	16,529	709,921
Columbia Banking System, Inc.	63,649	1,661,877
CrossFirst Bankshares, Inc. (A)	22,836	381,133
Eastern Bankshares, Inc.	72,718	1,191,848
FB Financial Corp.	28,630	1,343,606
HarborOne Bancorp, Inc.	45,128	585,761
Home BancShares, Inc.	45,166	1,223,547
Live Oak Bancshares, Inc.	29,304	1,388,130
National Bank Holdings Corp., Class A	25,757	1,084,370
Pinnacle Financial Partners, Inc.	23,036	2,256,837
Popular, Inc.	14,918	1,495,828
Preferred Bank	9,309	747,047
Prosperity Bancshares, Inc.	11,369	819,364
Southern First Bancshares, Inc. (A)	7,790	265,483
SouthState Corp.	15,009	1,458,575
Synovus Financial Corp.	9,263	411,926
Texas Capital Bancshares, Inc. (A)	14,937	1,067,398
Towne Bank	33,367	1,103,113
Webster Financial Corp.	20,638	961,937
Western Alliance Bancorp	13,302	1,150,490
WSFS Financial Corp.	20,993	1,070,433
		23,833,257
Capital markets – 1.5%
Houlihan Lokey, Inc.	10,202	1,612,120
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
StepStone Group, Inc., Class A	7,706	$437,932
		2,050,052
Consumer finance – 0.4%
NerdWallet, Inc., Class A (A)	22,515	286,166
PRA Group, Inc. (A)	12,565	280,953
		567,119
Financial services – 3.9%
HA Sustainable Infrastructure Capital, Inc.	34,143	1,176,909
PennyMac Financial Services, Inc.	20,811	2,371,830
Voya Financial, Inc.	6,200	491,164
Walker & Dunlop, Inc.	9,241	1,049,685
		5,089,588
Insurance – 3.2%
Goosehead Insurance, Inc., Class A (A)	4,100	366,130
James River Group Holdings, Ltd.	25,405	159,289
Oscar Health, Inc., Class A (A)	30,600	649,026
Primerica, Inc.	1,300	344,695
ProAssurance Corp. (A)	38,008	571,640
Ryan Specialty Holdings, Inc.	17,842	1,184,530
Selective Insurance Group, Inc.	4,100	382,530
The Hanover Insurance Group, Inc.	3,200	473,952
TWFG, Inc. (A)(B)	3,081	83,557
		4,215,349
Mortgage real estate investment trusts – 0.5%
PennyMac Mortgage Investment Trust	42,858	611,155
		36,366,520
Health care – 8.6%
Biotechnology – 3.3%
ACELYRIN, Inc. (A)	21,700	106,981
Apellis Pharmaceuticals, Inc. (A)	5,423	156,399
Arrowhead Pharmaceuticals, Inc. (A)	7,300	141,401
Black Diamond Therapeutics, Inc. (A)	45,300	197,055
Blueprint Medicines Corp. (A)	1,607	148,648
Cabaletta Bio, Inc. (A)	9,300	43,896
Crinetics Pharmaceuticals, Inc. (A)	6,068	310,075
CRISPR Therapeutics AG (A)	3,191	149,913
Cytokinetics, Inc. (A)	15,614	824,419
Immatics NV (A)	29,409	335,557
Immunocore Holdings PLC, ADR (A)(B)	11,200	348,656
Ionis Pharmaceuticals, Inc. (A)	11,672	467,580
Iovance Biotherapeutics, Inc. (A)	18,500	173,715
Vaxcyte, Inc. (A)	5,453	623,114
Verve Therapeutics, Inc. (A)	15,880	76,859
Xenon Pharmaceuticals, Inc. (A)	5,100	200,787
		4,305,055
Health care equipment and supplies – 1.4%
Avanos Medical, Inc. (A)	20,073	482,354
Dentsply Sirona, Inc.	10,600	286,836
Lantheus Holdings, Inc. (A)	6,475	710,631
QuidelOrtho Corp. (A)	9,691	441,910
		1,921,731
Health care providers and services – 2.5%
Concentra Group Holdings Parent, Inc. (A)(B)	11,306	252,802
Privia Health Group, Inc. (A)	11,700	213,057
Select Medical Holdings Corp.	36,102	1,258,877
The Ensign Group, Inc.	6,935	997,392
The Pennant Group, Inc. (A)	15,981	570,522
		3,292,650
Health care technology – 0.7%
Doximity, Inc., Class A (A)	9,873	430,167

208

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care technology (continued)
Phreesia, Inc. (A)	12,859	$293,057
Waystar Holding Corp. (A)(B)	7,258	202,426
		925,650
Pharmaceuticals – 0.7%
Elanco Animal Health, Inc. (A)	39,835	585,176
Neumora Therapeutics, Inc. (A)(B)	22,301	294,596
		879,772
		11,324,858
Industrials – 13.7%
Aerospace and defense – 1.1%
Leonardo DRS, Inc. (A)	16,659	470,117
Moog, Inc., Class A	5,194	1,049,292
		1,519,409
Building products – 1.2%
UFP Industries, Inc.	6,857	899,707
Zurn Elkay Water Solutions Corp.	20,864	749,852
		1,649,559
Commercial services and supplies – 2.3%
Brady Corp., Class A	14,945	1,145,235
BrightView Holdings, Inc. (A)	18,723	294,700
Casella Waste Systems, Inc., Class A (A)	7,463	742,494
MSA Safety, Inc.	2,731	484,316
VSE Corp. (B)	4,442	367,487
		3,034,232
Construction and engineering – 1.1%
Arcosa, Inc.	3,100	293,756
Valmont Industries, Inc.	1,866	541,047
WillScot Holdings Corp. (A)	15,473	581,785
		1,416,588
Ground transportation – 0.8%
Landstar System, Inc.	5,560	1,050,117
Machinery – 3.2%
Crane Company	3,777	597,824
Enpro, Inc.	2,100	340,578
Esab Corp.	8,994	956,152
ESCO Technologies, Inc.	4,034	520,305
John Bean Technologies Corp.	3,600	354,636
RBC Bearings, Inc. (A)	2,794	836,468
SPX Technologies, Inc. (A)	3,474	553,964
		4,159,927
Passenger airlines – 0.3%
Allegiant Travel Company	7,998	440,370
Professional services – 1.8%
FTI Consulting, Inc. (A)	2,810	639,444
Parsons Corp. (A)	9,258	959,869
Paycor HCM, Inc. (A)	30,386	431,177
UL Solutions, Inc., Class A	3,473	171,219
Upwork, Inc. (A)	13,300	138,985
		2,340,694
Trading companies and distributors – 1.9%
Air Lease Corp.	3,100	140,399
Beacon Roofing Supply, Inc. (A)	12,460	1,076,918
Herc Holdings, Inc.	3,845	613,008
McGrath RentCorp	1,900	200,032
MSC Industrial Direct Company, Inc., Class A	4,857	417,993
		2,448,350
		18,059,246
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology – 5.9%
Communications equipment – 0.5%
Viavi Solutions, Inc. (A)	76,546	$690,445
Electronic equipment, instruments and components – 1.8%
Insight Enterprises, Inc. (A)	1,700	366,163
Littelfuse, Inc.	2,546	675,327
Mirion Technologies, Inc. (A)	51,382	568,799
PAR Technology Corp. (A)	7,819	407,214
Vontier Corp.	9,964	336,185
		2,353,688
IT services – 0.4%
Endava PLC, ADR (A)	19,148	489,040
Semiconductors and semiconductor equipment – 1.7%
Allegro MicroSystems, Inc. (A)	14,600	340,180
Entegris, Inc.	1,862	209,531
Lattice Semiconductor Corp. (A)	8,091	429,389
MACOM Technology Solutions Holdings, Inc. (A)	7,083	788,055
Onto Innovation, Inc. (A)	2,208	458,292
		2,225,447
Software – 1.5%
Altair Engineering, Inc., Class A (A)	2,100	200,571
Aurora Innovation, Inc. (A)	40,862	241,903
DoubleVerify Holdings, Inc. (A)	15,766	265,499
Intapp, Inc. (A)	6,284	300,564
JFrog, Ltd. (A)	6,834	198,459
NCino, Inc. (A)	12,288	388,178
Onestream, Inc. (A)	4,813	163,161
Workiva, Inc. (A)	3,291	260,384
		2,018,719
		7,777,339
Materials – 4.8%
Chemicals – 1.7%
Cabot Corp.	1,200	134,124
Element Solutions, Inc.	37,068	1,006,767
HB Fuller Company	4,700	373,086
Orion SA	19,387	345,282
Quaker Chemical Corp.	2,652	446,835
		2,306,094
Containers and packaging – 0.3%
Pactiv Evergreen, Inc.	33,000	379,830
Metals and mining – 2.5%
Carpenter Technology Corp.	4,637	739,972
Constellium SE (A)	61,053	992,722
Hudbay Minerals, Inc.	47,100	432,849
Reliance, Inc.	3,602	1,041,734
Warrior Met Coal, Inc.	1,000	63,900
		3,271,177
Paper and forest products – 0.3%
West Fraser Timber Company, Ltd.	3,814	371,331
		6,328,432
Real estate – 11.2%
Diversified REITs – 1.0%
Essential Properties Realty Trust, Inc.	40,748	1,391,544
Hotel and resort REITs – 1.1%
Apple Hospitality REIT, Inc.	84,813	1,259,473
Ryman Hospitality Properties, Inc.	1,300	139,412
		1,398,885
Industrial REITs – 1.9%
EastGroup Properties, Inc.	5,671	1,059,456

209

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial REITs (continued)
Terreno Realty Corp.	21,116	$1,411,182
		2,470,638
Office REITs – 1.2%
Highwoods Properties, Inc.	26,579	890,662
Kilroy Realty Corp.	18,517	716,608
		1,607,270
Real estate management and development – 1.5%
DigitalBridge Group, Inc.	27,400	387,162
FirstService Corp.	3,812	695,538
Opendoor Technologies, Inc. (A)	72,400	144,800
The St. Joe Company	13,059	761,470
		1,988,970
Residential REITs – 1.6%
Independence Realty Trust, Inc.	60,073	1,231,497
UMH Properties, Inc.	43,005	845,908
		2,077,405
Retail REITs – 1.5%
NETSTREIT Corp.	49,821	823,541
Saul Centers, Inc.	13,409	562,642
The Macerich Company	32,700	596,448
		1,982,631
Specialized REITs – 1.4%
CubeSmart	19,597	1,054,907
Safehold, Inc.	30,522	800,592
		1,855,499
		14,772,842
Utilities – 4.9%
Electric utilities – 2.5%
IDACORP, Inc.	8,142	839,359
MGE Energy, Inc.	6,985	638,778
OGE Energy Corp.	17,978	737,458
TXNM Energy, Inc.	23,391	1,023,824
		3,239,419
Gas utilities – 1.6%
Chesapeake Utilities Corp.	7,790	967,284
ONE Gas, Inc.	15,212	1,132,077
		2,099,361
Water utilities – 0.8%
Artesian Resources Corp., Class A	6,110	227,170
California Water Service Group	15,950	864,809
		1,091,979
		6,430,759
TOTAL COMMON STOCKS (Cost $100,676,124)		$129,046,331
WARRANTS – 0.0%
Advantage Solutions, Inc. (Expiration Date: 10-28-25; Strike Price: $11.50) (A)	4,703	146
TOTAL WARRANTS (Cost $6,099)		$146
SHORT-TERM INVESTMENTS – 3.1%
Short-term funds – 3.1%
John Hancock Collateral Trust, 4.8110% (C)(D)	141,912	1,419,486
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Short-term funds (continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.9290% (C)	628,443	$628,443
T. Rowe Price Government Reserve Fund, 4.9313% (C)	1,967,282	1,967,282
TOTAL SHORT-TERM INVESTMENTS (Cost $4,015,154)		$4,015,211
Total Investments (Small Company Value Trust) (Cost $104,697,377) – 101.1%		$133,061,688
Other assets and liabilities, net – (1.1%)		(1,402,143)
TOTAL NET ASSETS – 100.0%		$131,659,545
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-24. The value of securities on loan amounted to $1,384,301.
(C)	The rate shown is the annualized seven-day yield as of 9-30-24.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Strategic Equity Allocation Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 95.8%
Communication services – 6.2%
Diversified telecommunication services – 1.0%
Anterix, Inc. (A)	1,575	$59,315
AST SpaceMobile, Inc. (A)(B)	20,196	528,125
AT&T, Inc.	572,826	12,602,172
ATN International, Inc.	1,763	57,015
Bandwidth, Inc., Class A (A)	3,825	66,976
BT Group PLC (B)	845,373	1,675,587
Cellnex Telecom SA (A)(C)	69,233	2,806,896
Cogent Communications Holdings, Inc.	6,693	508,133
Consolidated Communications Holdings, Inc. (A)	12,040	55,866
Deutsche Telekom AG	456,083	13,394,805
Elisa OYJ	18,585	985,273
Frontier Communications Parent, Inc. (A)	39,088	1,388,797
Globalstar, Inc. (A)	112,343	139,305
HKT Trust & HKT, Ltd.	495,212	632,951
IDT Corp., Class B	2,258	86,188
Infrastrutture Wireless Italiane SpA (C)	43,915	540,129
Iridium Communications, Inc.	20,918	636,953
Koninklijke KPN NV	515,786	2,106,614
Liberty Latin America, Ltd., Class A (A)	5,294	50,717
Liberty Latin America, Ltd., Class C (A)	19,009	180,395
Lumen Technologies, Inc. (A)	152,502	1,082,764
Nippon Telegraph & Telephone Corp.	3,904,428	4,002,759
Orange SA	243,304	2,786,536
Shenandoah Telecommunications Company	7,695	108,576
Singapore Telecommunications, Ltd.	712,202	1,790,769
Singapore Telecommunications, Ltd.	258,829	647,380
Spark New Zealand, Ltd.	237,044	457,104
Swisscom AG	3,384	2,211,474
Telecom Italia SpA (A)	1,301,962	361,983
Telefonica SA	518,621	2,537,137
Telenor ASA	80,456	1,027,850
Telia Company AB	308,266	996,936
Telstra Group, Ltd.	528,420	1,414,331

210

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Verizon Communications, Inc.	336,760	$15,123,892
		73,051,703
Entertainment – 0.9%
AMC Entertainment Holdings, Inc., Class A (A)	51,274	233,297
Atlanta Braves Holdings, Inc., Series A (A)	1,875	79,031
Atlanta Braves Holdings, Inc., Series C (A)	7,314	291,097
Bollore SE	93,169	621,912
Capcom Company, Ltd.	45,269	1,055,860
Cinemark Holdings, Inc. (A)	16,724	465,596
CTS Eventim AG & Company KGaA	8,153	848,935
Electronic Arts, Inc.	18,802	2,696,959
Eventbrite, Inc., Class A (A)	13,174	35,965
IMAX Corp. (A)	6,565	134,648
Konami Group Corp.	13,125	1,338,467
Lions Gate Entertainment Corp., Class A (A)	8,768	68,653
Lions Gate Entertainment Corp., Class B (A)	19,609	135,694
Live Nation Entertainment, Inc. (A)	12,594	1,378,917
Madison Square Garden Entertainment Corp. (A)	5,930	252,203
Netflix, Inc. (A)	34,377	24,382,575
Nexon Company, Ltd.	43,959	873,549
Nintendo Company, Ltd.	135,752	7,256,129
Playstudios, Inc. (A)	15,420	23,284
Reservoir Media, Inc. (A)	3,592	29,131
Sea, Ltd., ADR (A)	48,367	4,560,041
Sphere Entertainment Company (A)	3,993	176,411
Take-Two Interactive Software, Inc. (A)	12,802	1,967,795
The Marcus Corp.	3,743	56,407
The Walt Disney Company	145,134	13,960,439
TKO Group Holdings, Inc. (A)	11,740	1,452,355
Toho Company, Ltd.	14,620	592,979
Universal Music Group NV	107,557	2,813,821
Vivid Seats, Inc., Class A (A)	12,135	44,900
Warner Brothers Discovery, Inc. (A)	179,773	1,483,127
Warner Music Group Corp., Class A	25,021	783,157
		70,093,334
Interactive media and services – 3.4%
Alphabet, Inc., Class A	469,502	77,866,907
Alphabet, Inc., Class C	384,891	64,349,926
Auto Trader Group PLC (C)	116,897	1,358,948
Bumble, Inc., Class A (A)	14,674	93,620
CarGurus, Inc. (A)	13,327	400,210
Cars.com, Inc. (A)	9,872	165,455
carsales.com, Ltd.	46,818	1,211,012
EverQuote, Inc., Class A (A)	3,847	81,133
FuboTV, Inc. (A)	45,804	65,042
Getty Images Holdings, Inc. (A)(B)	15,558	59,276
Grindr, Inc. (A)	3,871	46,181
LY Corp.	349,272	1,018,056
Match Group, Inc. (A)	21,419	810,495
MediaAlpha, Inc., Class A (A)	4,562	82,618
Meta Platforms, Inc., Class A	175,070	100,217,071
Nextdoor Holdings, Inc. (A)	27,444	68,061
Outbrain, Inc. (A)	6,446	31,328
QuinStreet, Inc. (A)	8,124	155,412
REA Group, Ltd.	6,905	955,523
Scout24 SE (C)	9,799	843,672
SEEK, Ltd.	46,622	798,083
Shutterstock, Inc.	3,790	134,052
TrueCar, Inc. (A)	13,684	47,210
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
Vimeo, Inc. (A)	22,884	$115,564
Webtoon Entertainment, Inc. (A)(B)	2,415	27,628
Yelp, Inc. (A)	9,807	344,030
Ziff Davis, Inc. (A)	6,887	335,121
ZipRecruiter, Inc., Class A (A)	11,244	106,818
ZoomInfo Technologies, Inc. (A)	50,990	526,217
		252,314,669
Media – 0.5%
Advantage Solutions, Inc. (A)	16,854	57,809
AMC Networks, Inc., Class A (A)	4,944	42,963
Boston Omaha Corp., Class A (A)	4,052	60,253
Cable One, Inc.	859	300,470
Cardlytics, Inc. (A)	6,107	19,542
Charter Communications, Inc., Class A (A)	7,896	2,558,936
Clear Channel Outdoor Holdings, Inc. (A)	55,684	89,094
Comcast Corp., Class A	308,652	12,892,394
Dentsu Group, Inc.	26,475	816,010
EchoStar Corp., Class A (A)	18,601	461,677
Fox Corp., Class A	18,638	788,947
Fox Corp., Class B	10,634	412,599
Gambling.com Group, Ltd. (A)	2,913	29,188
Gannett Company, Inc. (A)	21,959	123,410
Gray Television, Inc.	13,492	72,317
Ibotta, Inc., Class A (A)(B)	1,172	72,207
iHeartMedia, Inc., Class A (A)	17,549	32,466
Informa PLC	174,197	1,915,735
Innovid Corp. (A)	16,573	29,831
Integral Ad Science Holding Corp. (A)	11,323	122,402
John Wiley & Sons, Inc., Class A	5,447	262,818
Magnite, Inc. (A)	19,180	265,643
National CineMedia, Inc. (A)	10,937	77,106
News Corp., Class A	30,575	814,212
News Corp., Class B	9,222	257,755
Nexstar Media Group, Inc.	5,358	885,945
Omnicom Group, Inc.	15,789	1,632,425
Paramount Global, Class B (B)	50,664	538,052
Publicis Groupe SA	29,906	3,272,799
PubMatic, Inc., Class A (A)	6,416	95,406
Scholastic Corp.	3,555	113,796
Sinclair, Inc.	5,064	77,479
Stagwell, Inc. (A)	13,228	92,861
TechTarget, Inc. (A)	3,977	97,238
TEGNA, Inc.	25,395	400,733
The Interpublic Group of Companies, Inc.	30,429	962,469
The New York Times Company, Class A	28,881	1,607,805
Thryv Holdings, Inc. (A)	5,099	87,856
Townsquare Media, Inc., Class A	2,456	24,953
Vivendi SE	94,200	1,089,724
WideOpenWest, Inc. (A)	8,277	43,454
WPP PLC	140,926	1,443,565
		35,042,344
Wireless telecommunication services – 0.4%
Gogo, Inc. (A)	10,020	71,944
KDDI Corp.	200,474	6,422,685
SoftBank Corp.	3,731,340	4,871,600
SoftBank Group Corp.	134,452	7,975,186
Spok Holdings, Inc.	2,739	41,249
Tele2 AB, B Shares	70,075	792,602
Telephone & Data Systems, Inc.	15,036	349,587
T-Mobile US, Inc.	39,289	8,107,678

211

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Wireless telecommunication services (continued)
Vodafone Group PLC	2,953,004	$2,959,491
		31,592,022
		462,094,072
Consumer discretionary – 10.2%
Automobile components – 0.3%
Adient PLC (A)	13,798	311,421
Aisin Corp.	69,306	770,101
American Axle & Manufacturing Holdings, Inc. (A)	17,490	108,088
Aptiv PLC (A)	20,296	1,461,515
Autoliv, Inc.	12,919	1,206,247
BorgWarner, Inc.	18,369	666,611
Bridgestone Corp.	74,603	2,881,009
Cie Generale des Etablissements Michelin SCA	88,748	3,604,346
Continental AG	14,373	931,425
Cooper-Standard Holdings, Inc. (A)	2,659	36,880
Dana, Inc.	19,836	209,468
Denso Corp.	247,092	3,714,135
Dorman Products, Inc. (A)	4,002	452,706
Fox Factory Holding Corp. (A)	6,503	269,875
Gentex Corp.	40,679	1,207,760
Gentherm, Inc. (A)	4,816	224,185
Holley, Inc. (A)	7,791	22,983
LCI Industries	3,776	455,159
Lear Corp.	9,941	1,085,060
Luminar Technologies, Inc. (A)(B)	52,906	47,600
Modine Manufacturing Company (A)	7,774	1,032,309
Patrick Industries, Inc.	3,262	464,411
PHINIA, Inc.	6,507	299,517
Solid Power, Inc. (A)(B)	25,727	34,731
Standard Motor Products, Inc.	3,225	107,070
Stoneridge, Inc. (A)	4,493	50,277
Sumitomo Electric Industries, Ltd.	93,366	1,516,048
The Goodyear Tire & Rubber Company (A)	93,531	827,749
Visteon Corp. (A)	8,979	855,160
XPEL, Inc. (A)	3,972	172,266
		25,026,112
Automobiles – 1.7%
Bayerische Motoren Werke AG	41,667	3,684,882
Ferrari NV	16,470	7,717,853
Ford Motor Company	316,160	3,338,650
General Motors Company	89,642	4,019,547
Harley-Davidson, Inc.	20,932	806,510
Honda Motor Company, Ltd.	586,415	6,260,767
Isuzu Motors, Ltd.	78,489	1,070,210
Mazda Motor Corp.	74,298	567,676
Mercedes-Benz Group AG	97,852	6,340,725
Nissan Motor Company, Ltd. (B)	306,492	870,631
Renault SA	25,116	1,091,864
Stellantis NV	276,509	3,829,102
Subaru Corp.	78,806	1,394,167
Suzuki Motor Corp.	205,359	2,312,319
Tesla, Inc. (A)	222,339	58,170,544
Thor Industries, Inc.	9,400	1,032,966
Toyota Motor Corp.	1,341,482	24,111,812
Volvo Car AB, B Shares (A)(B)	97,328	267,943
Winnebago Industries, Inc.	4,324	251,268
Yamaha Motor Company, Ltd.	109,823	989,078
		128,128,514
Broadline retail – 2.2%
Amazon.com, Inc. (A)	748,525	139,472,663
eBay, Inc.	38,988	2,538,509
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Broadline retail (continued)
Global-e Online, Ltd. (A)	13,092	$503,256
Groupon, Inc. (A)	3,534	34,563
Macy's, Inc.	48,842	766,331
Next PLC	15,656	2,050,882
Nordstrom, Inc.	17,061	383,702
Ollie's Bargain Outlet Holdings, Inc. (A)	10,815	1,051,218
Pan Pacific International Holdings Corp.	49,781	1,293,501
Prosus NV (A)	185,225	8,084,023
Rakuten Group, Inc. (A)	196,509	1,267,957
Savers Value Village, Inc. (A)	3,878	40,797
Wesfarmers, Ltd.	148,274	7,200,313
		164,687,715
Distributors – 0.1%
A-Mark Precious Metals, Inc.	2,675	118,128
D'ieteren Group	2,807	594,389
Genuine Parts Company	11,231	1,568,746
GigaCloud Technology, Inc., Class A (A)(B)	3,588	82,452
LKQ Corp.	21,509	858,639
Pool Corp.	3,090	1,164,312
Weyco Group, Inc.	1,011	34,414
		4,421,080
Diversified consumer services – 0.2%
Adtalem Global Education, Inc. (A)	5,621	424,273
American Public Education, Inc. (A)	2,453	36,182
Carriage Services, Inc.	2,074	68,089
Chegg, Inc. (A)	15,225	26,948
Coursera, Inc. (A)	21,446	170,281
Duolingo, Inc. (A)	6,615	1,865,562
European Wax Center, Inc., Class A (A)	5,186	35,265
frontdoor, Inc. (A)	11,781	565,370
Graham Holdings Company, Class B	1,092	897,318
Grand Canyon Education, Inc. (A)	5,133	728,116
H&R Block, Inc.	24,666	1,567,524
Laureate Education, Inc.	20,273	336,735
Lincoln Educational Services Corp. (A)	4,055	48,417
Mister Car Wash, Inc. (A)	14,439	93,998
OneSpaWorld Holdings, Ltd.	15,389	254,072
Pearson PLC	78,617	1,068,750
Perdoceo Education Corp.	9,921	220,643
Service Corp. International	25,730	2,030,869
Strategic Education, Inc.	3,380	312,819
Stride, Inc. (A)	6,438	549,226
Udemy, Inc. (A)	15,069	112,113
Universal Technical Institute, Inc. (A)	6,058	98,503
		11,511,073
Hotels, restaurants and leisure – 1.8%
Accel Entertainment, Inc. (A)	8,401	97,620
Accor SA	25,466	1,107,004
Airbnb, Inc., Class A (A)	35,595	4,513,802
Amadeus IT Group SA	58,863	4,263,004
Aramark	46,551	1,802,920
Aristocrat Leisure, Ltd.	74,215	2,996,395
Bally's Corp. (A)	3,747	64,636
BJ's Restaurants, Inc. (A)	2,834	92,275
Bloomin' Brands, Inc.	11,975	197,947
Booking Holdings, Inc.	2,689	11,326,391
Boyd Gaming Corp.	12,161	786,209
Brinker International, Inc. (A)	6,676	510,914
Caesars Entertainment, Inc. (A)	17,449	728,321
Carnival Corp. (A)	81,436	1,504,937
Chipotle Mexican Grill, Inc. (A)	108,718	6,264,331
Choice Hotels International, Inc. (B)	4,004	521,721
Churchill Downs, Inc.	12,973	1,754,079

212

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Chuy's Holdings, Inc. (A)	2,770	$103,598
Compass Group PLC	222,216	7,124,175
Cracker Barrel Old Country Store, Inc.	3,383	153,419
Darden Restaurants, Inc.	9,623	1,579,423
Dave & Buster's Entertainment, Inc. (A)	4,934	168,003
Delivery Hero SE (A)(C)	24,153	977,459
Denny's Corp. (A)	8,083	52,135
Despegar.com Corp. (A)	9,484	117,602
Dine Brands Global, Inc.	2,421	75,608
Domino's Pizza, Inc.	2,812	1,209,554
El Pollo Loco Holdings, Inc. (A)	3,900	53,430
Entain PLC	83,488	853,009
Everi Holdings, Inc. (A)	12,116	159,204
Evolution AB (C)	23,527	2,313,953
Expedia Group, Inc. (A)	10,235	1,514,985
First Watch Restaurant Group, Inc. (A)	4,804	74,942
Full House Resorts, Inc. (A)	6,017	30,205
Galaxy Entertainment Group, Ltd.	285,731	1,410,993
Genting Singapore, Ltd.	790,127	535,579
Global Business Travel Group I (A)	19,570	150,493
Golden Entertainment, Inc.	3,036	96,514
Hilton Grand Vacations, Inc. (A)	22,471	816,147
Hilton Worldwide Holdings, Inc.	19,644	4,527,942
Hyatt Hotels Corp., Class A	7,939	1,208,316
Inspired Entertainment, Inc. (A)	4,101	38,016
InterContinental Hotels Group PLC	21,075	2,295,070
International Game Technology PLC	17,242	367,255
Jack in the Box, Inc.	3,057	142,273
Krispy Kreme, Inc.	13,431	144,249
Kura Sushi USA, Inc., Class A (A)(B)	968	77,982
La Francaise des Jeux SAEM (C)	13,315	547,906
Las Vegas Sands Corp.	26,634	1,340,756
Life Time Group Holdings, Inc. (A)	8,910	217,582
Light & Wonder, Inc. (A)	15,678	1,422,465
Lindblad Expeditions Holdings, Inc. (A)	5,663	52,383
Marriott International, Inc., Class A	18,744	4,659,758
Marriott Vacations Worldwide Corp.	5,699	418,763
McDonald's Corp.	57,560	17,527,596
McDonald's Holdings Company Japan, Ltd.	11,292	538,035
MGM Resorts International (A)	17,144	670,159
Monarch Casino & Resort, Inc.	1,859	147,363
Nathan's Famous, Inc.	478	38,670
Norwegian Cruise Line Holdings, Ltd. (A)	34,590	709,441
Oriental Land Company, Ltd.	142,562	3,687,704
Papa John's International, Inc.	5,073	273,283
Planet Fitness, Inc., Class A (A)	14,945	1,213,833
PlayAGS, Inc. (A)	6,127	69,787
Portillo's, Inc., Class A (A)	8,455	113,889
Potbelly Corp. (A)	4,393	36,638
RCI Hospitality Holdings, Inc.	1,344	59,875
Red Rock Resorts, Inc., Class A	7,391	402,366
Royal Caribbean Cruises, Ltd.	19,088	3,385,448
Rush Street Interactive, Inc. (A)	11,641	126,305
Sabre Corp. (A)	57,661	211,616
Sands China, Ltd. (A)	317,244	798,913
Shake Shack, Inc., Class A (A)	5,757	594,180
Six Flags Entertainment Corp.	13,965	562,929
Sodexo SA	11,560	947,976
Starbucks Corp.	90,134	8,787,164
Super Group SGHC, Ltd.	23,296	84,564
Sweetgreen, Inc., Class A (A)	15,051	533,558
Target Hospitality Corp. (A)	5,344	41,576
Texas Roadhouse, Inc.	11,782	2,080,701
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
The Cheesecake Factory, Inc.	7,172	$290,825
The Lottery Corp., Ltd.	290,818	1,025,201
The Wendy's Company	30,167	528,526
Travel + Leisure Company	12,327	568,028
United Parks & Resorts, Inc. (A)	5,354	270,912
Vail Resorts, Inc.	6,648	1,158,680
Whitbread PLC	23,538	988,091
Wingstop, Inc.	5,178	2,154,462
Wyndham Hotels & Resorts, Inc.	13,956	1,090,522
Wynn Resorts, Ltd.	7,613	729,934
Xponential Fitness, Inc., Class A (A)	3,632	45,037
Yum! Brands, Inc.	22,706	3,172,255
Zensho Holdings Company, Ltd.	12,601	698,170
		131,927,864
Household durables – 0.8%
Barratt Developments PLC	180,099	1,155,445
Beazer Homes USA, Inc. (A)	4,529	154,756
Cavco Industries, Inc. (A)	1,275	546,006
Century Communities, Inc.	4,223	434,885
Champion Homes, Inc. (A)	8,112	769,423
Cricut, Inc., Class A (B)	7,276	50,423
D.R. Horton, Inc.	23,307	4,446,276
Dream Finders Homes, Inc., Class A (A)	4,368	158,165
Ethan Allen Interiors, Inc.	3,475	110,818
Flexsteel Industries, Inc.	767	33,970
Garmin, Ltd.	12,389	2,180,836
GoPro, Inc., Class A (A)	21,794	29,640
Green Brick Partners, Inc. (A)	4,691	391,792
Hamilton Beach Brands Holding Company, Class A	1,500	45,645
Hamilton Beach Brands Holding Company, Class B	853	25,957
Helen of Troy, Ltd. (A)	3,505	216,784
Hooker Furnishings Corp.	2,098	37,932
Hovnanian Enterprises, Inc., Class A (A)	762	155,730
Installed Building Products, Inc.	3,633	894,699
iRobot Corp. (A)	4,511	39,201
KB Home	22,865	1,959,302
Landsea Homes Corp. (A)	3,102	38,310
La-Z-Boy, Inc.	6,417	275,482
Legacy Housing Corp. (A)	1,922	52,567
Lennar Corp., Class A	19,112	3,583,118
LGI Homes, Inc. (A)	3,225	382,227
M/I Homes, Inc. (A)	4,008	686,811
Meritage Homes Corp.	5,399	1,107,173
Mohawk Industries, Inc. (A)	4,274	686,746
NVR, Inc. (A)	253	2,482,385
Panasonic Holdings Corp.	304,670	2,676,450
Persimmon PLC	41,791	919,647
PulteGroup, Inc.	16,958	2,433,982
SEB SA	3,254	371,429
Sekisui Chemical Company, Ltd.	49,368	771,905
Sekisui House, Ltd.	77,964	2,164,724
Sonos, Inc. (A)	18,803	231,089
Sony Group Corp.	815,740	15,847,855
Taylor Morrison Home Corp. (A)	33,690	2,367,059
Taylor Wimpey PLC	462,530	1,017,419
Tempur Sealy International, Inc.	30,684	1,675,346
The Berkeley Group Holdings PLC	13,327	842,951
The Lovesac Company (A)	2,181	62,486
Toll Brothers, Inc.	18,138	2,802,140
TopBuild Corp. (A)	5,298	2,155,279
Tri Pointe Homes, Inc. (A)	13,850	627,544
Vizio Holding Corp., Class A (A)	13,887	155,118
Whirlpool Corp.	9,700	1,037,900

213

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Worthington Enterprises, Inc.	4,803	$199,084
		61,491,911
Leisure products – 0.1%
Acushnet Holdings Corp.	4,421	281,839
AMMO, Inc. (A)	16,841	24,083
Bandai Namco Holdings, Inc.	77,614	1,771,009
Brunswick Corp.	11,702	980,862
Clarus Corp.	5,387	24,242
Escalade, Inc.	1,808	25,439
Funko, Inc., Class A (A)	4,783	58,448
Hasbro, Inc.	10,550	762,976
JAKKS Pacific, Inc. (A)	1,282	32,717
Johnson Outdoors, Inc., Class A	865	31,313
Latham Group, Inc. (A)	6,323	42,996
Malibu Boats, Inc., Class A (A)	3,194	123,959
MasterCraft Boat Holdings, Inc. (A)	2,684	48,876
Mattel, Inc. (A)	60,060	1,144,143
Peloton Interactive, Inc., Class A (A)	51,888	242,836
Polaris, Inc.	9,260	770,802
Shimano, Inc.	9,976	1,899,108
Smith & Wesson Brands, Inc.	7,225	93,781
Sturm Ruger & Company, Inc.	2,528	105,367
Topgolf Callaway Brands Corp. (A)	21,453	235,554
Vista Outdoor, Inc. (A)	8,874	347,683
YETI Holdings, Inc. (A)	14,958	613,727
		9,661,760
Specialty retail – 1.8%
1-800-Flowers.com, Inc., Class A (A)	3,944	31,276
Abercrombie & Fitch Company, Class A (A)	16,603	2,322,760
Academy Sports & Outdoors, Inc.	10,601	618,674
American Eagle Outfitters, Inc.	27,657	619,240
America's Car-Mart, Inc. (A)	962	40,327
Arhaus, Inc.	7,830	96,387
Arko Corp.	13,183	92,545
Asbury Automotive Group, Inc. (A)	3,049	727,461
AutoNation, Inc. (A)	4,627	827,863
AutoZone, Inc. (A)	1,358	4,277,754
Avolta AG (A)	11,965	506,425
BARK, Inc. (A)	22,552	36,760
Best Buy Company, Inc.	15,524	1,603,629
Beyond, Inc. (A)	7,201	72,586
Boot Barn Holdings, Inc. (A)	4,492	751,422
Build-A-Bear Workshop, Inc.	1,919	65,956
Burlington Stores, Inc. (A)	11,154	2,938,856
Caleres, Inc.	5,126	169,414
Camping World Holdings, Inc., Class A	6,547	158,568
CarMax, Inc. (A)	12,689	981,875
Designer Brands, Inc., Class A	6,730	49,667
Destination XL Group, Inc. (A)	10,821	31,814
Dick's Sporting Goods, Inc.	10,234	2,135,836
EVgo, Inc. (A)(B)	16,534	68,451
Fast Retailing Company, Ltd.	24,948	8,277,675
Five Below, Inc. (A)	9,731	859,734
Floor & Decor Holdings, Inc., Class A (A)	18,936	2,351,283
Foot Locker, Inc.	12,775	330,106
GameStop Corp., Class A (A)(B)	68,535	1,571,508
Genesco, Inc. (A)	1,689	45,890
Group 1 Automotive, Inc.	1,984	759,951
Haverty Furniture Companies, Inc.	2,332	64,060
Hennes & Mauritz AB, B Shares	74,015	1,260,594
Industria de Diseno Textil SA	142,531	8,441,599
JD Sports Fashion PLC	338,623	698,221
Jjill, Inc.	796	19,637
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Kingfisher PLC	240,316	$1,037,143
Lands' End, Inc. (A)	2,297	39,669
Leslie's, Inc. (A)	27,997	88,471
Lithia Motors, Inc.	4,725	1,500,849
Lowe's Companies, Inc.	45,683	12,373,241
MarineMax, Inc. (A)	3,299	116,356
Monro, Inc.	4,700	135,642
Murphy USA, Inc.	3,295	1,624,007
National Vision Holdings, Inc. (A)	12,172	132,797
Nitori Holdings Company, Ltd.	10,467	1,558,351
OneWater Marine, Inc., Class A (A)	1,964	46,959
O'Reilly Automotive, Inc. (A)	4,646	5,350,334
Penske Automotive Group, Inc.	3,304	536,636
Petco Health & Wellness Company, Inc. (A)	12,874	58,577
Revolve Group, Inc. (A)	6,023	149,250
RH (A)	2,640	882,895
Ross Stores, Inc.	27,033	4,068,737
Sally Beauty Holdings, Inc. (A)	15,972	216,740
Shoe Carnival, Inc.	2,813	123,350
Signet Jewelers, Ltd.	6,468	667,110
Sleep Number Corp. (A)	3,308	60,603
Sonic Automotive, Inc., Class A	2,207	129,065
Stitch Fix, Inc., Class A (A)	14,062	39,655
The Aaron's Company, Inc.	4,769	47,452
The Buckle, Inc.	4,725	207,758
The Gap, Inc.	39,102	862,199
The Home Depot, Inc.	79,502	32,214,210
The ODP Corp. (A)	5,383	160,144
The RealReal, Inc. (A)(B)	15,079	47,348
The TJX Companies, Inc.	90,333	10,617,741
Tile Shop Holdings, Inc. (A)	5,200	34,268
Tractor Supply Company	8,692	2,528,764
Ulta Beauty, Inc. (A)	3,865	1,503,949
Upbound Group, Inc.	8,115	259,599
Urban Outfitters, Inc. (A)	9,729	372,718
Valvoline, Inc. (A)	22,771	952,966
Victoria's Secret & Company (A)	12,049	309,659
Warby Parker, Inc., Class A (A)	13,283	216,911
Williams-Sonoma, Inc.	22,726	3,520,712
Winmark Corp.	447	171,170
Zalando SE (A)(C)	29,308	968,685
ZOZO, Inc.	17,667	641,835
Zumiez, Inc. (A)	2,649	56,424
		130,536,753
Textiles, apparel and luxury goods – 1.2%
adidas AG	21,167	5,608,967
Asics Corp.	89,313	1,876,299
Capri Holdings, Ltd. (A)	20,813	883,304
Carter's, Inc.	6,385	414,897
Cie Financiere Richemont SA, A Shares	70,242	11,154,728
Columbia Sportswear Company	5,794	482,003
Crocs, Inc. (A)	10,493	1,519,491
Deckers Outdoor Corp. (A)	12,414	1,979,412
Figs, Inc., Class A (A)	20,083	137,368
G-III Apparel Group, Ltd. (A)	6,122	186,843
Hanesbrands, Inc. (A)	53,423	392,659
Hermes International SCA	4,138	10,189,217
Kering SA	9,727	2,799,937
Kontoor Brands, Inc.	8,352	683,027
Lululemon Athletica, Inc. (A)	9,238	2,506,731
LVMH Moet Hennessy Louis Vuitton SE	35,942	27,563,038
Moncler SpA	28,725	1,826,239
Movado Group, Inc.	2,344	43,598
NIKE, Inc., Class B	95,935	8,480,654

214

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Oxford Industries, Inc.	2,235	$193,909
Pandora A/S	10,714	1,765,860
Puma SE	13,795	576,852
PVH Corp.	9,870	995,192
Ralph Lauren Corp.	3,148	610,303
Rocky Brands, Inc.	1,147	36,543
Skechers USA, Inc., Class A (A)	23,420	1,567,266
Steven Madden, Ltd.	10,806	529,386
Superior Group of Companies, Inc.	2,162	33,489
Tapestry, Inc.	18,525	870,305
The Swatch Group AG	6,875	294,637
The Swatch Group AG, Bearer Shares	3,781	810,747
Under Armour, Inc., Class A (A)	33,364	297,273
Under Armour, Inc., Class C (A)	22,882	191,294
Vera Bradley, Inc. (A)	4,894	26,721
Wolverine World Wide, Inc.	12,278	213,883
		87,742,072
		755,134,854
Consumer staples – 6.2%
Beverages – 1.3%
Anheuser-Busch InBev SA/NV	117,413	7,780,627
Asahi Group Holdings, Ltd.	188,802	2,474,620
Brown-Forman Corp., Class B	14,432	710,054
Carlsberg A/S, Class B	12,482	1,486,314
Celsius Holdings, Inc. (A)	27,593	865,316
Coca-Cola Consolidated, Inc.	1,042	1,371,689
Coca-Cola Europacific Partners PLC	26,980	2,124,675
Coca-Cola HBC AG (A)	28,530	1,017,159
Constellation Brands, Inc., Class A	12,514	3,224,733
Davide Campari-Milano NV	80,439	681,846
Diageo PLC	290,482	10,146,504
Heineken Holding NV	16,936	1,279,527
Heineken NV	37,631	3,340,508
Keurig Dr. Pepper, Inc.	84,153	3,154,054
Kirin Holdings Company, Ltd.	101,512	1,547,028
MGP Ingredients, Inc. (B)	2,211	184,066
Molson Coors Beverage Company, Class B	14,660	843,243
Monster Beverage Corp. (A)	57,185	2,983,341
National Beverage Corp.	3,640	170,862
PepsiCo, Inc.	110,188	18,737,469
Pernod Ricard SA	26,480	4,006,221
Primo Water Corp.	23,701	598,450
Suntory Beverage & Food, Ltd.	18,169	684,134
The Boston Beer Company, Inc., Class A (A)	1,558	450,480
The Coca-Cola Company	310,994	22,348,029
The Duckhorn Portfolio, Inc. (A)	8,213	47,718
The Vita Coco Company, Inc. (A)	5,999	169,832
Treasury Wine Estates, Ltd.	106,023	875,268
		93,303,767
Consumer staples distribution and retail – 1.6%
Aeon Company, Ltd.	85,445	2,320,711
BJ's Wholesale Club Holdings, Inc. (A)	23,450	1,934,156
Carrefour SA	70,869	1,208,418
Casey's General Stores, Inc.	6,558	2,463,906
Coles Group, Ltd.	175,015	2,181,826
Costco Wholesale Corp.	35,541	31,507,807
Dollar General Corp.	17,710	1,497,735
Dollar Tree, Inc. (A)	15,199	1,068,794
Endeavour Group, Ltd.	198,913	687,868
Ingles Markets, Inc., Class A	2,167	161,658
J Sainsbury PLC	216,129	855,297
Jeronimo Martins SGPS SA	37,002	727,117
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples distribution and retail (continued)
Kesko OYJ, B Shares	35,688	$761,388
Kobe Bussan Company, Ltd.	19,662	613,222
Koninklijke Ahold Delhaize NV	122,411	4,231,567
MatsukiyoCocokara & Company	44,834	738,655
Natural Grocers by Vitamin Cottage, Inc.	1,586	47,088
Performance Food Group Company (A)	27,536	2,157,996
PriceSmart, Inc.	3,802	348,948
Seven & i Holdings Company, Ltd.	289,271	4,355,742
SpartanNash Company	5,175	115,972
Sprouts Farmers Market, Inc. (A)	32,829	3,624,650
Sysco Corp.	38,617	3,014,443
Target Corp.	37,299	5,813,422
Tesco PLC	904,959	4,344,987
The Andersons, Inc.	5,001	250,750
The Chefs' Warehouse, Inc. (A)	5,308	222,989
The Kroger Company	53,968	3,092,366
U.S. Foods Holding Corp. (A)	43,213	2,657,600
United Natural Foods, Inc. (A)	9,006	151,481
Village Super Market, Inc., Class A	1,432	45,523
Walgreens Boots Alliance, Inc.	57,730	517,261
Walmart, Inc.	348,398	28,133,139
Weis Markets, Inc.	2,559	176,392
Woolworths Group, Ltd.	159,617	3,667,880
		115,698,754
Food products – 1.3%
Ajinomoto Company, Inc.	60,648	2,347,194
Alico, Inc.	1,278	35,746
Archer-Daniels-Midland Company	37,978	2,268,806
Associated British Foods PLC	43,859	1,370,711
B&G Foods, Inc.	12,126	107,679
Barry Callebaut AG	466	862,770
Beyond Meat, Inc. (A)(B)	9,888	67,041
BRC, Inc., Class A (A)	7,970	27,257
Bunge Global SA	11,416	1,103,242
Calavo Growers, Inc.	2,596	74,064
Cal-Maine Foods, Inc.	6,181	462,586
Campbell Soup Company	15,862	775,969
Chocoladefabriken Lindt & Spruengli AG	14	1,783,187
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	128	1,651,189
Conagra Brands, Inc.	38,545	1,253,483
Danone SA	84,353	6,144,226
Darling Ingredients, Inc. (A)	28,100	1,044,196
Dole PLC	11,019	179,500
Flowers Foods, Inc.	34,608	798,407
Fresh Del Monte Produce, Inc.	5,206	153,785
General Mills, Inc.	43,995	3,249,031
Hormel Foods Corp.	23,403	741,875
Ingredion, Inc.	11,496	1,579,895
J&J Snack Foods Corp.	2,320	399,318
JDE Peet's NV	15,923	332,513
John B Sanfilippo & Son, Inc.	1,329	125,338
Kellanova	21,224	1,712,989
Kerry Group PLC, Class A	18,982	1,967,070
Kerry Group PLC, Class A (London Stock Exchange)	1,204	118,780
Kikkoman Corp.	88,667	1,008,724
Lamb Weston Holdings, Inc.	11,641	753,638
Lancaster Colony Corp.	6,341	1,119,630
Limoneira Company	2,690	71,285
Lotus Bakeries NV	53	711,213
Mama's Creations, Inc. (A)	5,025	36,683
McCormick & Company, Inc.	20,296	1,670,361
MEIJI Holdings Company, Ltd.	30,676	767,280

215

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Mission Produce, Inc. (A)	7,061	$90,522
Mondelez International, Inc., Class A	106,623	7,854,916
Mowi ASA	60,810	1,092,351
Nestle SA	342,337	34,402,272
Nissin Foods Holdings Company, Ltd.	26,208	732,363
Orkla ASA	91,594	863,863
Pilgrim's Pride Corp. (A)	7,123	328,014
Post Holdings, Inc. (A)	8,363	968,017
Salmar ASA	8,627	452,578
Seneca Foods Corp., Class A (A)	714	44,504
SunOpta, Inc. (A)	14,444	92,153
The Hain Celestial Group, Inc. (A)	13,843	119,465
The Hershey Company	11,901	2,282,374
The J.M. Smucker Company	8,560	1,036,616
The Kraft Heinz Company	71,077	2,495,513
The Simply Good Foods Company (A)	13,826	480,730
TreeHouse Foods, Inc. (A)	7,211	302,718
Tyson Foods, Inc., Class A	23,060	1,373,454
Utz Brands, Inc.	10,049	177,867
Vital Farms, Inc. (A)	4,929	172,860
Westrock Coffee Company (A)(B)	5,613	36,485
WH Group, Ltd. (C)	1,089,699	858,246
Wilmar International, Ltd.	251,015	651,036
WK Kellogg Company	10,009	171,254
Yakult Honsha Company, Ltd. (B)	33,524	776,375
		96,733,207
Household products – 0.8%
Central Garden & Pet Company (A)	1,706	62,218
Central Garden & Pet Company, Class A (A)	7,636	239,770
Church & Dwight Company, Inc.	19,715	2,064,555
Colgate-Palmolive Company	65,040	6,751,802
Energizer Holdings, Inc.	10,878	345,485
Essity AB, B Shares	79,613	2,485,094
Henkel AG & Company KGaA	13,578	1,154,296
Kimberly-Clark Corp.	27,146	3,862,333
Oil-Dri Corp. of America	783	54,019
Reckitt Benckiser Group PLC	91,204	5,580,243
The Clorox Company	10,012	1,631,055
The Procter & Gamble Company	188,751	32,691,673
Unicharm Corp.	52,728	1,899,568
WD-40 Company	2,059	530,975
		59,353,086
Personal care products – 0.7%
Beiersdorf AG	12,967	1,951,790
BellRing Brands, Inc. (A)	22,837	1,386,663
Coty, Inc., Class A (A)	64,406	604,772
e.l.f. Beauty, Inc. (A)	9,964	1,086,375
Edgewell Personal Care Company	7,406	269,134
Haleon PLC	954,602	4,994,956
Herbalife, Ltd. (A)	15,384	110,611
Inter Parfums, Inc.	2,779	359,825
Kao Corp.	60,876	3,008,894
Kenvue, Inc.	154,377	3,570,740
L'Oreal SA	31,441	14,102,439
Medifast, Inc. (A)	1,801	34,471
Nature's Sunshine Products, Inc. (A)	2,178	29,664
Nu Skin Enterprises, Inc., Class A	7,495	55,238
Olaplex Holdings, Inc. (A)	22,414	52,673
Shiseido Company, Ltd.	52,265	1,421,435
The Estee Lauder Companies, Inc., Class A	18,787	1,872,876
The Honest Company, Inc. (A)	12,639	45,121
Unilever PLC	325,984	21,134,610
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Personal care products (continued)
USANA Health Sciences, Inc. (A)	1,774	$67,270
		56,159,557
Tobacco – 0.5%
Altria Group, Inc.	136,224	6,952,873
British American Tobacco PLC	260,957	9,513,990
Imperial Brands PLC	106,101	3,086,378
Ispire Technology, Inc. (A)(B)	3,211	19,924
Japan Tobacco, Inc.	156,796	4,571,973
Philip Morris International, Inc.	124,389	15,100,825
Turning Point Brands, Inc.	2,603	112,319
Universal Corp.	3,679	195,392
Vector Group, Ltd.	22,044	328,896
		39,882,570
		461,130,941
Energy – 3.5%
Energy equipment and services – 0.3%
Archrock, Inc.	25,023	506,466
Atlas Energy Solutions, Inc.	10,393	226,567
Baker Hughes Company	80,461	2,908,665
Borr Drilling, Ltd. (A)(B)	36,504	200,407
Bristow Group, Inc. (A)	3,761	130,469
Cactus, Inc., Class A	9,914	591,568
ChampionX Corp.	62,293	1,878,134
Core Laboratories, Inc.	7,173	132,916
DMC Global, Inc. (A)	3,050	39,589
Expro Group Holdings NV (A)	14,427	247,712
Forum Energy Technologies, Inc. (A)	2,162	33,425
Halliburton Company	71,374	2,073,415
Helix Energy Solutions Group, Inc. (A)	21,806	242,047
Helmerich & Payne, Inc.	14,610	444,436
Innovex International, Inc. (A)	5,306	77,892
Kodiak Gas Services, Inc.	3,142	91,118
Liberty Energy, Inc.	24,248	462,894
Nabors Industries, Ltd. (A)	1,421	91,612
Natural Gas Services Group, Inc. (A)	1,809	34,570
Newpark Resources, Inc. (A)	12,835	88,947
Noble Corp. PLC	20,813	752,182
NOV, Inc.	69,568	1,111,001
Oceaneering International, Inc. (A)	15,312	380,809
Oil States International, Inc. (A)	10,536	48,466
Patterson-UTI Energy, Inc.	58,650	448,673
ProFrac Holding Corp., Class A (A)(B)	3,870	26,277
ProPetro Holding Corp. (A)	14,069	107,769
Ranger Energy Services, Inc.	2,997	35,694
RPC, Inc.	13,629	86,680
Schlumberger, Ltd.	112,482	4,718,620
SEACOR Marine Holdings, Inc. (A)	3,950	38,118
Seadrill, Ltd. (A)	10,307	409,600
Select Water Solutions, Inc.	14,282	158,959
Solaris Energy Infrastructure, Inc.	4,259	54,345
Tenaris SA	61,701	979,311
TETRA Technologies, Inc. (A)	19,460	60,326
Tidewater, Inc. (A)	7,384	530,097
Transocean, Ltd. (A)(B)	111,420	473,535
Valaris, Ltd. (A)	21,246	1,184,465
Weatherford International PLC	12,927	1,097,761
		23,205,537
Oil, gas and consumable fuels – 3.2%
Aker BP ASA	41,292	883,773
Amplify Energy Corp. (A)	6,117	39,944
Ampol, Ltd.	31,137	656,805
Antero Midstream Corp.	59,527	895,881
Antero Resources Corp. (A)	51,658	1,480,002
APA Corp.	29,028	710,025

216

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Ardmore Shipping Corp.	6,249	$113,107
Berry Corp.	12,277	63,104
BP PLC	2,159,809	11,264,560
California Resources Corp.	10,449	548,259
Centrus Energy Corp., Class A (A)	2,185	119,847
Chesapeake Energy Corp. (B)	19,717	1,621,723
Chevron Corp.	136,436	20,092,930
Chord Energy Corp.	10,934	1,423,935
Civitas Resources, Inc.	15,988	810,112
Clean Energy Fuels Corp. (A)	27,477	85,453
CNX Resources Corp. (A)	48,808	1,589,677
Comstock Resources, Inc. (B)	14,236	158,447
ConocoPhillips	93,228	9,815,044
CONSOL Energy, Inc.	4,425	463,076
Coterra Energy, Inc.	60,006	1,437,144
Crescent Energy Company, Class A	21,699	237,604
CVR Energy, Inc.	5,148	118,558
Delek US Holdings, Inc.	9,628	180,525
Devon Energy Corp.	48,127	1,882,728
DHT Holdings, Inc.	20,430	225,343
Diamondback Energy, Inc.	14,379	2,478,940
Diversified Energy Company PLC	7,452	84,804
Dorian LPG, Ltd.	5,458	187,864
DT Midstream, Inc.	17,160	1,349,806
Encore Energy Corp. (A)	27,963	112,971
ENEOS Holdings, Inc.	376,467	2,061,218
Energy Fuels, Inc. (A)(B)	28,445	156,163
Eni SpA	300,413	4,571,544
EOG Resources, Inc.	45,416	5,582,989
EQT Corp.	47,854	1,753,371
Equinor ASA	109,473	2,769,520
Evolution Petroleum Corp.	6,005	31,887
Excelerate Energy, Inc., Class A	2,631	57,908
Exxon Mobil Corp.	356,281	41,763,259
FLEX LNG, Ltd.	4,537	115,421
FutureFuel Corp.	4,795	27,571
Galp Energia SGPS SA	60,725	1,136,610
Golar LNG, Ltd.	14,984	550,812
Granite Ridge Resources, Inc.	8,783	52,171
Green Plains, Inc. (A)	9,852	133,396
Gulfport Energy Corp. (A)	1,940	293,619
Hallador Energy Company (A)	3,821	36,032
Hess Corp.	22,283	3,026,031
HF Sinclair Corp.	28,660	1,277,376
HighPeak Energy, Inc. (B)	2,290	31,785
Idemitsu Kosan Company, Ltd.	127,376	923,647
Inpex Corp.	123,391	1,670,563
International Seaways, Inc.	6,081	313,536
Kinder Morgan, Inc.	155,672	3,438,794
Kinetik Holdings, Inc.	5,833	264,002
Kosmos Energy, Ltd. (A)	71,413	287,794
Magnolia Oil & Gas Corp., Class A	26,071	636,654
Marathon Oil Corp.	45,473	1,210,946
Marathon Petroleum Corp.	26,830	4,370,875
Matador Resources Company	20,511	1,013,654
Murphy Oil Corp.	46,758	1,577,615
Neste OYJ	55,279	1,073,964
NextDecade Corp. (A)	17,895	84,285
Nordic American Tankers, Ltd.	31,260	114,724
Northern Oil and Gas, Inc.	14,821	524,812
Occidental Petroleum Corp.	54,285	2,797,849
OMV AG	19,243	823,218
ONEOK, Inc.	47,055	4,288,122
Ovintiv, Inc.	46,658	1,787,468
Par Pacific Holdings, Inc. (A)	8,603	151,413
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
PBF Energy, Inc., Class A	33,257	$1,029,304
Peabody Energy Corp.	19,021	504,817
Permian Resources Corp.	112,133	1,526,130
Phillips 66	33,304	4,377,811
Range Resources Corp.	42,777	1,315,821
Repsol SA	159,069	2,098,005
REX American Resources Corp. (A)	2,397	110,957
Riley Exploration Permian, Inc.	1,785	47,285
Ring Energy, Inc. (A)	23,762	38,019
Sable Offshore Corp. (A)	7,742	182,943
SandRidge Energy, Inc.	5,064	61,933
Santos, Ltd.	424,371	2,056,254
Scorpio Tankers, Inc.	7,061	503,449
SFL Corp., Ltd.	18,271	211,395
Shell PLC	823,361	26,711,253
Sitio Royalties Corp., Class A	12,565	261,855
SM Energy Company	17,221	688,323
Southwestern Energy Company (A)	194,882	1,385,611
Talos Energy, Inc. (A)	22,610	234,014
Targa Resources Corp.	17,125	2,534,671
Teekay Corp. (A)	8,900	81,880
Teekay Tankers, Ltd., Class A	3,631	211,506
Texas Pacific Land Corp.	3,330	2,946,184
The Williams Companies, Inc.	98,260	4,485,569
TotalEnergies SE	281,959	18,309,086
Uranium Energy Corp. (A)	59,982	372,488
Ur-Energy, Inc. (A)	54,370	64,700
VAALCO Energy, Inc.	16,183	92,890
Valero Energy Corp.	25,528	3,447,046
Viper Energy, Inc.	16,159	728,932
Vital Energy, Inc. (A)	4,267	114,782
Vitesse Energy, Inc.	3,859	92,693
W&T Offshore, Inc.	18,074	38,859
Woodside Energy Group, Ltd.	248,098	4,276,526
World Kinect Corp.	8,844	273,368
		235,330,968
		258,536,505
Financials – 15.3%
Banks – 5.9%
1st Source Corp.	2,799	167,604
ABN AMRO Bank NV (C)	59,868	1,081,924
ACNB Corp.	1,336	58,343
AIB Group PLC	237,201	1,358,761
Amalgamated Financial Corp.	2,734	85,766
Amerant Bancorp, Inc.	4,731	101,101
Ameris Bancorp	9,825	612,982
Ames National Corp.	1,471	26,816
ANZ Group Holdings, Ltd.	393,186	8,263,166
Arrow Financial Corp.	2,645	75,806
Associated Banc-Corp.	48,178	1,037,754
Atlantic Union Bankshares Corp.	13,508	508,846
Axos Financial, Inc. (A)	8,240	518,131
Banc of California, Inc.	20,676	304,557
BancFirst Corp.	3,086	324,802
Banco Bilbao Vizcaya Argentaria SA	753,047	8,134,610
Banco BPM SpA	168,284	1,137,001
Banco de Sabadell SA (B)	710,837	1,509,627
Banco Santander SA	2,024,522	10,373,368
Bank First Corp.	1,500	136,050
Bank Hapoalim BM	166,046	1,664,295
Bank Leumi Le-Israel BM	198,234	1,941,291
Bank of America Corp.	541,039	21,468,428
Bank of Hawaii Corp.	5,869	368,397
Bank of Ireland Group PLC	132,912	1,484,296
Bank of Marin Bancorp	2,809	56,433

217

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Bank OZK	18,646	$801,592
Bank7 Corp.	732	27,428
BankUnited, Inc.	11,195	407,946
Bankwell Financial Group, Inc.	1,063	31,837
Banner Corp.	5,036	299,944
Banque Cantonale Vaudoise	3,936	406,525
Bar Harbor Bankshares	2,629	81,078
Barclays PLC	1,928,931	5,795,628
BayCom Corp.	1,820	43,170
BCB Bancorp, Inc.	2,421	29,875
Berkshire Hills Bancorp, Inc.	6,359	171,248
Blue Foundry Bancorp (A)	3,773	38,673
BNP Paribas SA	132,980	9,125,306
BOC Hong Kong Holdings, Ltd.	483,514	1,531,895
Bridgewater Bancshares, Inc. (A)	3,562	50,474
Brookline Bancorp, Inc.	13,167	132,855
Burke & Herbert Financial Services Corp.	2,027	123,627
Business First Bancshares, Inc.	3,817	97,982
Byline Bancorp, Inc.	4,925	131,842
Cadence Bank	59,451	1,893,514
CaixaBank SA	474,838	2,833,805
California BanCorp (A)	3,972	58,746
Camden National Corp.	2,271	93,838
Capital Bancorp, Inc.	1,576	40,519
Capital City Bank Group, Inc.	2,291	80,849
Capitol Federal Financial, Inc.	19,826	115,784
Carter Bankshares, Inc. (A)	3,741	65,056
Cathay General Bancorp	10,319	443,201
Central Pacific Financial Corp.	3,942	116,328
Chemung Financial Corp.	650	31,213
ChoiceOne Financial Services, Inc.	1,376	42,532
Citigroup, Inc.	151,878	9,507,563
Citizens & Northern Corp.	2,600	51,194
Citizens Financial Group, Inc.	33,882	1,391,534
Citizens Financial Services, Inc.	787	46,236
City Holding Company	2,171	254,854
Civista Bancshares, Inc.	2,742	48,862
CNB Financial Corp.	3,216	77,377
Coastal Financial Corp. (A)	1,720	92,863
Colony Bankcorp, Inc.	2,696	41,842
Columbia Banking System, Inc.	37,015	966,462
Columbia Financial, Inc. (A)	4,414	75,347
Commerce Bancshares, Inc.	20,730	1,231,362
Commerzbank AG	131,573	2,426,790
Commonwealth Bank of Australia	218,674	20,396,990
Community Financial System, Inc.	7,859	456,372
Community Trust Bancorp, Inc.	2,296	114,019
Community West Bancshares	2,705	52,098
Concordia Financial Group, Ltd.	137,308	766,448
ConnectOne Bancorp, Inc.	5,542	138,827
Credit Agricole SA	138,383	2,116,273
CrossFirst Bankshares, Inc. (A)	6,666	111,256
Cullen/Frost Bankers, Inc.	11,312	1,265,360
Customers Bancorp, Inc. (A)	4,451	206,749
CVB Financial Corp.	19,890	354,440
Danske Bank A/S	90,125	2,710,844
DBS Group Holdings, Ltd.	260,338	7,709,731
Dime Community Bancshares, Inc.	5,435	156,528
DNB Bank ASA	117,010	2,399,528
Eagle Bancorp, Inc.	4,448	100,436
East West Bancorp, Inc.	24,491	2,026,385
Eastern Bankshares, Inc.	28,719	470,704
Enterprise Bancorp, Inc.	1,740	55,610
Enterprise Financial Services Corp.	5,524	283,160
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Equity Bancshares, Inc., Class A	2,278	$93,125
Erste Group Bank AG	43,997	2,410,967
Esquire Financial Holdings, Inc.	1,069	69,709
ESSA Bancorp, Inc.	1,637	31,463
Farmers & Merchants Bancorp, Inc.	2,158	59,669
Farmers National Banc Corp.	6,159	93,124
FB Financial Corp.	5,400	253,422
Fidelity D&D Bancorp, Inc.	850	41,939
Fifth Third Bancorp	52,471	2,247,858
Financial Institutions, Inc.	2,393	60,950
FinecoBank SpA	79,834	1,370,106
First Bancorp (North Carolina)	6,095	253,491
First Bancorp (Puerto Rico)	23,935	506,704
First Bank	3,601	54,735
First Busey Corp.	8,190	213,104
First Business Financial Services, Inc.	1,242	56,623
First Commonwealth Financial Corp.	15,025	257,679
First Community Bankshares, Inc.	2,717	117,239
First Financial Bancorp	14,220	358,771
First Financial Bankshares, Inc.	42,317	1,566,152
First Financial Corp.	1,642	72,002
First Financial Northwest, Inc.	1,307	29,434
First Foundation, Inc.	9,690	60,466
First Horizon Corp.	94,692	1,470,567
First Internet Bancorp	1,263	43,270
First Interstate BancSystem, Inc., Class A	11,702	359,017
First Merchants Corp.	8,618	320,590
First Mid Bancshares, Inc.	3,511	136,613
First Western Financial, Inc. (A)	1,409	28,180
Five Star Bancorp	2,639	78,457
Flushing Financial Corp.	4,416	64,385
FNB Corp.	63,536	896,493
FS Bancorp, Inc.	1,165	51,831
Fulton Financial Corp.	26,896	487,624
FVCBankcorp, Inc. (A)	2,848	37,166
German American Bancorp, Inc.	4,448	172,360
Glacier Bancorp, Inc.	37,140	1,697,298
Great Southern Bancorp, Inc.	1,347	77,197
Greene County Bancorp, Inc.	1,143	35,319
Guaranty Bancshares, Inc.	1,417	48,716
Hancock Whitney Corp.	28,161	1,440,998
Hang Seng Bank, Ltd.	98,929	1,230,891
Hanmi Financial Corp.	4,677	86,992
HarborOne Bancorp, Inc.	6,163	79,996
HBT Financial, Inc.	2,179	47,677
Heartland Financial USA, Inc.	6,351	360,102
Heritage Commerce Corp.	8,753	86,480
Heritage Financial Corp.	5,278	114,902
Hilltop Holdings, Inc.	6,880	221,261
Home Bancorp, Inc.	1,121	49,974
Home BancShares, Inc.	60,740	1,645,447
HomeStreet, Inc.	2,759	43,482
HomeTrust Bancshares, Inc.	2,375	80,940
Hope Bancorp, Inc.	17,153	215,442
Horizon Bancorp, Inc.	6,472	100,640
HSBC Holdings PLC	2,419,634	21,706,579
Huntington Bancshares, Inc.	116,843	1,717,592
Independent Bank Corp. (Massachusetts)	6,382	377,368
Independent Bank Corp. (Michigan)	2,946	98,249
Independent Bank Group, Inc.	5,416	312,287
ING Groep NV	431,630	7,831,063
International Bancshares Corp.	17,468	1,044,412
Intesa Sanpaolo SpA	1,911,108	8,180,869
Investar Holding Corp.	1,449	28,111

218

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Israel Discount Bank, Ltd., Class A	161,633	$905,552
Japan Post Bank Company, Ltd.	189,074	1,774,886
John Marshall Bancorp, Inc.	1,961	38,789
JPMorgan Chase & Co.	228,045	48,085,569
KBC Group NV	29,990	2,385,944
Kearny Financial Corp.	9,027	62,015
KeyCorp	76,015	1,273,251
Lakeland Financial Corp.	3,775	245,828
LCNB Corp.	2,333	35,158
LINKBANCORP, Inc.	4,263	27,326
Live Oak Bancshares, Inc.	5,319	251,961
Lloyds Banking Group PLC	8,153,408	6,410,964
M&T Bank Corp.	13,452	2,396,070
Mediobanca Banca di Credito Finanziario SpA	65,301	1,115,758
Mercantile Bank Corp.	2,443	106,808
Metrocity Bankshares, Inc.	3,207	98,198
Metropolitan Bank Holding Corp. (A)	1,615	84,917
Mid Penn Bancorp, Inc.	2,275	67,863
Middlefield Banc Corp.	1,296	37,325
Midland States Bancorp, Inc.	3,275	73,295
MidWestOne Financial Group, Inc.	2,505	71,468
Mitsubishi UFJ Financial Group, Inc.	1,450,872	14,898,413
Mizrahi Tefahot Bank, Ltd.	20,250	791,424
Mizuho Financial Group, Inc.	315,196	6,515,363
MVB Financial Corp.	2,016	39,030
National Australia Bank, Ltd.	404,151	10,463,593
National Bank Holdings Corp., Class A	5,460	229,866
National Bankshares, Inc.	1,009	30,169
NatWest Group PLC	868,491	4,020,552
NB Bancorp, Inc. (A)	5,565	103,286
NBT Bancorp, Inc.	6,979	308,681
New York Community Bancorp, Inc.	91,386	1,026,265
Nicolet Bankshares, Inc.	2,066	197,572
Nordea Bank ABP (Nasdaq Stockholm Exchange)	412,245	4,866,646
Northeast Bank	1,019	78,595
Northeast Community Bancorp, Inc.	1,855	49,065
Northfield Bancorp, Inc.	6,137	71,189
Northrim BanCorp, Inc.	884	62,958
Northwest Bancshares, Inc.	18,996	254,166
Norwood Financial Corp.	1,151	31,745
Oak Valley Bancorp	1,167	31,007
OceanFirst Financial Corp.	8,563	159,186
OFG Bancorp	6,817	306,220
Old National Bancorp	103,031	1,922,558
Old Second Bancorp, Inc.	6,690	104,297
Orange County Bancorp, Inc.	863	52,056
Origin Bancorp, Inc.	4,461	143,466
Orrstown Financial Services, Inc.	2,822	101,479
Oversea-Chinese Banking Corp., Ltd.	442,451	5,179,317
Pacific Premier Bancorp, Inc.	14,551	366,103
Park National Corp.	2,172	364,853
Parke Bancorp, Inc.	1,957	40,901
Pathward Financial, Inc.	3,733	246,415
PCB Bancorp	1,995	37,486
Peapack-Gladstone Financial Corp.	2,567	70,361
Peoples Bancorp, Inc.	5,320	160,079
Peoples Financial Services Corp.	1,543	72,336
Pinnacle Financial Partners, Inc.	13,521	1,324,652
Plumas Bancorp	911	37,151
Ponce Financial Group, Inc. (A)	3,127	36,555
Preferred Bank	1,752	140,598
Premier Financial Corp.	5,423	127,332
Primis Financial Corp.	3,584	43,653
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Princeton Bancorp, Inc.	836	$30,915
Prosperity Bancshares, Inc.	16,833	1,213,154
Provident Bancorp, Inc. (A)	2,558	27,601
Provident Financial Services, Inc.	18,961	351,916
QCR Holdings, Inc.	2,397	177,450
RBB Bancorp	2,852	65,653
Red River Bancshares, Inc.	694	36,088
Regions Financial Corp.	73,836	1,722,594
Renasant Corp.	9,270	301,275
Republic Bancorp, Inc., Class A	1,335	87,176
Resona Holdings, Inc.	273,225	1,914,512
S&T Bancorp, Inc.	5,675	238,180
Sandy Spring Bancorp, Inc.	6,680	209,552
Seacoast Banking Corp. of Florida	12,915	344,185
ServisFirst Bancshares, Inc.	7,703	619,706
Shizuoka Financial Group, Inc.	56,852	495,879
Shore Bancshares, Inc.	5,057	70,747
Sierra Bancorp	2,262	65,327
Simmons First National Corp., Class A	18,768	404,263
Skandinaviska Enskilda Banken AB, A Shares	207,345	3,174,083
SmartFinancial, Inc.	2,764	80,543
Societe Generale SA	94,428	2,353,074
South Plains Financial, Inc.	2,037	69,095
Southern First Bancshares, Inc. (A)	1,401	47,746
Southern Missouri Bancorp, Inc.	1,476	83,379
Southern States Bancshares, Inc.	1,363	41,885
Southside Bancshares, Inc.	4,304	143,883
SouthState Corp.	24,769	2,407,051
Standard Chartered PLC	283,410	3,005,838
Stellar Bancorp, Inc.	7,475	193,528
Stock Yards Bancorp, Inc.	3,943	244,427
Sumitomo Mitsui Financial Group, Inc.	490,584	10,482,117
Sumitomo Mitsui Trust Holdings, Inc.	84,828	2,030,352
Svenska Handelsbanken AB, A Shares	190,582	1,957,647
Swedbank AB, A Shares	110,934	2,354,647
Synovus Financial Corp.	25,440	1,131,317
Texas Capital Bancshares, Inc. (A)	15,034	1,074,330
The Bancorp, Inc. (A)	7,624	407,884
The Bank of NT Butterfield & Son, Ltd.	6,863	253,107
The Chiba Bank, Ltd.	69,263	562,992
The First Bancorp, Inc.	1,930	50,798
The First Bancshares, Inc.	4,658	149,662
The First of Long Island Corp.	3,613	46,499
The Hingham Institution for Savings (B)	242	58,881
The PNC Financial Services Group, Inc.	32,080	5,929,988
Third Coast Bancshares, Inc. (A)	1,658	44,385
Timberland Bancorp, Inc.	1,354	40,972
Tompkins Financial Corp.	2,043	118,065
Towne Bank	10,871	359,395
TriCo Bancshares	4,932	210,350
Triumph Financial, Inc. (A)	3,344	265,982
Truist Financial Corp.	107,880	4,614,028
Trustmark Corp.	9,199	292,712
U.S. Bancorp	125,808	5,753,200
UMB Financial Corp.	14,522	1,526,407
UniCredit SpA	192,502	8,451,144
United Bankshares, Inc.	43,501	1,613,887
United Community Banks, Inc.	17,855	519,223
United Overseas Bank, Ltd.	165,215	4,124,091
Unity Bancorp, Inc.	1,303	44,380
Univest Financial Corp.	4,528	127,418
USCB Financial Holdings, Inc.	2,002	30,531
Valley National Bancorp	140,221	1,270,402
Veritex Holdings, Inc.	7,934	208,823

219

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Virginia National Bankshares Corp.	818	$34,070
WaFd, Inc.	9,885	344,492
Washington Trust Bancorp, Inc.	2,600	83,746
Webster Financial Corp.	30,291	1,411,864
Wells Fargo & Company	272,744	15,407,309
WesBanco, Inc.	8,771	261,200
West BanCorp, Inc.	3,052	58,019
Westamerica BanCorp	3,808	188,191
Western Alliance Bancorp	19,275	1,667,095
Westpac Banking Corp.	452,431	9,886,749
Wintrust Financial Corp.	11,751	1,275,336
WSFS Financial Corp.	8,817	449,579
Zions Bancorp NA	26,098	1,232,348
		438,715,981
Capital markets – 2.8%
3i Group PLC	127,184	5,634,058
Affiliated Managers Group, Inc.	5,268	936,650
AlTi Global, Inc. (A)	5,618	21,011
Ameriprise Financial, Inc.	7,755	3,643,377
Amundi SA (C)	8,022	599,619
Artisan Partners Asset Management, Inc., Class A	9,345	404,825
ASX, Ltd.	25,333	1,117,315
BGC Group, Inc., Class A	54,775	502,835
BlackRock, Inc.	11,138	10,575,642
Brightsphere Investment Group, Inc.	4,300	109,220
Cboe Global Markets, Inc.	8,478	1,736,888
CME Group, Inc.	29,029	6,405,249
Cohen & Steers, Inc.	4,191	402,126
Daiwa Securities Group, Inc.	174,299	1,236,244
Deutsche Bank AG	247,602	4,286,402
Deutsche Boerse AG	24,826	5,828,364
Diamond Hill Investment Group, Inc.	393	63,513
Donnelley Financial Solutions, Inc. (A)	3,931	258,778
EQT AB	48,805	1,675,375
Euronext NV (C)	10,496	1,139,310
Evercore, Inc., Class A	6,300	1,596,042
FactSet Research Systems, Inc.	3,073	1,413,119
Federated Hermes, Inc.	13,908	511,397
Forge Global Holdings, Inc. (A)	19,677	25,777
Franklin Resources, Inc.	24,177	487,167
Futu Holdings, Ltd., ADR (A)	7,329	701,019
GCM Grosvenor, Inc., Class A	7,207	81,583
Hamilton Lane, Inc., Class A	12,919	2,175,430
Hargreaves Lansdown PLC	46,482	692,732
Hong Kong Exchanges & Clearing, Ltd.	157,375	6,428,824
Houlihan Lokey, Inc.	9,386	1,483,176
Interactive Brokers Group, Inc., Class A	19,231	2,680,032
Intercontinental Exchange, Inc.	46,244	7,428,636
Invesco, Ltd.	36,267	636,849
Janus Henderson Group PLC	22,514	857,108
Japan Exchange Group, Inc.	129,664	1,685,154
Jefferies Financial Group, Inc.	28,685	1,765,562
Julius Baer Group, Ltd.	26,917	1,623,200
KKR & Company, Inc.	53,659	7,006,792
London Stock Exchange Group PLC	62,476	8,553,649
Macquarie Group, Ltd.	47,421	7,587,909
MarketAxess Holdings, Inc.	3,055	782,691
Moelis & Company, Class A	10,660	730,317
Moody's Corp.	12,661	6,008,784
Morgan Stanley	99,740	10,396,898
Morningstar, Inc.	4,769	1,521,883
MSCI, Inc.	6,180	3,602,507
Nasdaq, Inc.	33,363	2,435,833
Nomura Holdings, Inc.	392,692	2,049,454
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Northern Trust Corp.	15,231	$1,371,247
Open Lending Corp. (A)	16,460	100,735
P10, Inc., Class A	6,742	72,207
Partners Group Holding AG	2,965	4,470,258
Patria Investments, Ltd., Class A	8,700	97,179
Perella Weinberg Partners	8,179	157,936
Piper Sandler Companies	2,588	734,500
PJT Partners, Inc., Class A	3,524	469,890
Raymond James Financial, Inc.	15,040	1,841,798
S&P Global, Inc.	25,587	13,218,756
SBI Holdings, Inc.	35,522	822,068
Schroders PLC	105,319	493,499
SEI Investments Company	17,444	1,206,950
Silvercrest Asset Management Group, Inc., Class A	2,078	35,825
Singapore Exchange, Ltd.	112,017	992,553
State Street Corp.	24,288	2,148,759
StepStone Group, Inc., Class A	9,367	532,327
Stifel Financial Corp.	18,114	1,700,905
StoneX Group, Inc. (A)	4,195	343,487
T. Rowe Price Group, Inc.	18,003	1,961,067
The Bank of New York Mellon Corp.	58,685	4,217,104
The Blackstone Group, Inc.	57,617	8,822,891
The Carlyle Group, Inc.	37,153	1,599,808
The Charles Schwab Corp.	120,363	7,800,726
The Goldman Sachs Group, Inc.	25,300	12,526,283
UBS Group AG	429,748	13,298,141
Victory Capital Holdings, Inc., Class A	6,163	341,430
Virtus Investment Partners, Inc.	1,012	211,963
WisdomTree, Inc.	21,243	212,218
		211,328,835
Consumer finance – 0.4%
Ally Financial, Inc.	48,452	1,724,407
American Express Company	44,983	12,199,390
Atlanticus Holdings Corp. (A)	876	30,730
Bread Financial Holdings, Inc.	7,500	356,850
Capital One Financial Corp.	30,806	4,612,582
Discover Financial Services	20,204	2,834,419
Encore Capital Group, Inc. (A)	3,633	171,732
Enova International, Inc. (A)	3,810	319,240
FirstCash Holdings, Inc.	12,666	1,454,057
Green Dot Corp., Class A (A)	8,496	99,488
LendingClub Corp. (A)	16,960	193,853
LendingTree, Inc. (A)	1,555	90,237
Medallion Financial Corp.	3,143	25,584
MoneyLion, Inc. (A)	1,308	54,347
Navient Corp.	12,056	187,953
Nelnet, Inc., Class A	2,178	246,724
NerdWallet, Inc., Class A (A)	5,973	75,917
PRA Group, Inc. (A)	5,971	133,512
PROG Holdings, Inc.	6,237	302,432
Regional Management Corp.	1,456	47,626
SLM Corp.	38,425	878,780
Synchrony Financial	32,373	1,614,765
Upstart Holdings, Inc. (A)(B)	11,739	469,677
World Acceptance Corp. (A)	540	63,709
		28,188,011
Financial services – 2.8%
Acacia Research Corp. (A)	6,724	31,334
Adyen NV (A)(C)	2,841	4,447,923
Alerus Financial Corp.	3,178	72,713
AvidXchange Holdings, Inc. (A)	26,487	214,810
Banco Latinoamericano de Comercio Exterior SA, Class E	4,185	135,971
Berkshire Hathaway, Inc., Class B (A)	146,874	67,600,227

220

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
Burford Capital, Ltd.	30,558	$405,199
Cannae Holdings, Inc.	8,793	167,595
Cantaloupe, Inc. (A)	9,456	69,974
Cass Information Systems, Inc.	2,251	93,371
Compass Diversified Holdings	10,436	230,949
Corpay, Inc. (A)	5,665	1,771,785
Edenred SE	32,612	1,235,199
Enact Holdings, Inc.	4,473	162,504
Equitable Holdings, Inc.	56,501	2,374,737
Essent Group, Ltd.	34,341	2,207,783
Eurazeo SE	5,964	490,614
Euronet Worldwide, Inc. (A)	7,460	740,256
EVERTEC, Inc.	9,852	333,884
EXOR NV	12,993	1,392,900
Federal Agricultural Mortgage Corp., Class C	1,383	259,188
Fidelity National Information Services, Inc.	43,494	3,642,623
Fiserv, Inc. (A)	46,113	8,284,200
Flywire Corp. (A)	18,567	304,313
Global Payments, Inc.	20,579	2,107,701
Groupe Bruxelles Lambert NV	10,851	845,556
HA Sustainable Infrastructure Capital, Inc.	17,074	588,541
i3 Verticals, Inc., Class A (A)	3,531	75,246
Industrivarden AB, A Shares	15,880	587,296
Industrivarden AB, C Shares	20,906	769,832
International Money Express, Inc. (A)	4,756	87,938
Investor AB, B Shares	226,157	6,969,300
Jack Henry & Associates, Inc.	5,877	1,037,526
Jackson Financial, Inc., Class A	11,441	1,043,762
L.E. Lundbergforetagen AB, B Shares	9,931	568,736
M&G PLC	295,473	819,599
Marqeta, Inc., Class A (A)	71,542	351,987
Mastercard, Inc., Class A	66,191	32,685,116
Merchants Bancorp	2,812	126,428
MGIC Investment Corp.	45,807	1,172,659
Mitsubishi HC Capital, Inc.	105,433	748,798
Mr. Cooper Group, Inc. (A)	9,578	882,900
NCR Atleos Corp. (A)	10,996	313,716
NewtekOne, Inc.	3,611	44,993
Nexi SpA (A)(C)	77,212	524,594
NMI Holdings, Inc. (A)	11,665	480,481
Onity Group, Inc. (A)	1,119	35,741
ORIX Corp.	150,813	3,528,850
PagSeguro Digital, Ltd., Class A (A)	28,499	245,376
Payoneer Global, Inc. (A)	43,408	326,862
PayPal Holdings, Inc. (A)	81,775	6,380,903
Paysafe, Ltd. (A)	5,008	112,329
Paysign, Inc. (A)	5,527	20,284
PennyMac Financial Services, Inc.	4,030	459,299
Radian Group, Inc.	22,730	788,504
Remitly Global, Inc. (A)	22,302	298,624
Repay Holdings Corp. (A)	13,926	113,636
Sezzle, Inc. (A)(B)	367	62,607
Sofina SA	2,014	569,170
StoneCo, Ltd., Class A (A)	43,399	488,673
The Western Union Company	59,685	712,042
TrustCo Bank Corp. NY	2,682	88,694
Velocity Financial, Inc. (A)	1,545	30,297
Visa, Inc., Class A	133,909	36,818,280
Voya Financial, Inc.	17,374	1,376,368
Walker & Dunlop, Inc.	4,875	553,751
Washington H. Soul Pattinson & Company, Ltd.	30,659	734,366
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
Waterstone Financial, Inc.	2,974	$43,718
WEX, Inc. (A)	7,260	1,522,640
Wise PLC, Class A (A)	87,035	782,588
		205,596,359
Insurance – 3.3%
Admiral Group PLC	34,019	1,268,058
Aegon, Ltd.	176,426	1,133,205
Aflac, Inc.	40,598	4,538,856
Ageas SA/NV	20,877	1,113,978
AIA Group, Ltd.	1,455,950	12,714,604
Allianz SE	51,183	16,835,058
Ambac Financial Group, Inc. (A)	6,983	78,279
American Coastal Insurance Corp. (A)	3,608	40,662
American Financial Group, Inc.	12,750	1,716,150
American International Group, Inc.	51,630	3,780,865
AMERISAFE, Inc.	2,971	143,588
Aon PLC, Class A	17,530	6,065,205
Arch Capital Group, Ltd. (A)	30,150	3,373,182
Arthur J. Gallagher & Company	17,616	4,956,614
ASR Nederland NV	20,710	1,015,253
Assurant, Inc.	4,191	833,422
Aviva PLC	349,789	2,265,500
AXA SA	237,441	9,140,723
Baloise Holding AG	5,685	1,162,547
Bowhead Specialty Holdings, Inc. (A)	1,273	35,657
Brighthouse Financial, Inc. (A)	10,736	483,442
Brown & Brown, Inc.	19,088	1,977,517
Chubb, Ltd.	30,180	8,703,610
Cincinnati Financial Corp.	12,622	1,718,107
CNO Financial Group, Inc.	34,297	1,203,825
Crawford & Company, Class A	2,544	27,908
Dai-ichi Life Holdings, Inc.	118,255	3,068,405
Donegal Group, Inc., Class A	3,263	48,097
Employers Holdings, Inc.	3,609	173,124
Enstar Group, Ltd. (A)	1,891	608,127
Erie Indemnity Company, Class A	1,992	1,075,321
Everest Group, Ltd.	3,504	1,372,972
F&G Annuities & Life, Inc.	2,888	129,151
Fidelis Insurance Holdings, Ltd.	7,841	141,608
Fidelity National Financial, Inc.	45,904	2,848,802
First American Financial Corp.	18,180	1,200,062
Generali	133,268	3,857,132
Genworth Financial, Inc. (A)	64,295	440,421
Gjensidige Forsikring ASA	26,131	488,743
Globe Life, Inc.	6,769	716,905
Goosehead Insurance, Inc., Class A (A)	3,400	303,620
Greenlight Capital Re, Ltd., Class A (A)	4,200	57,330
Hamilton Insurance Group, Ltd., Class B (A)	6,042	116,852
Hannover Rueck SE	7,879	2,249,134
HCI Group, Inc.	1,241	132,861
Helvetia Holding AG	4,850	838,712
Heritage Insurance Holdings, Inc. (A)	3,610	44,186
Hippo Holdings, Inc. (A)	3,119	52,649
Horace Mann Educators Corp.	6,290	219,836
Insurance Australia Group, Ltd.	309,702	1,573,922
Investors Title Company	241	55,382
James River Group Holdings, Ltd.	5,099	31,971
Japan Post Holdings Company, Ltd.	251,362	2,410,346
Japan Post Insurance Company, Ltd.	25,035	459,796
Kemper Corp.	10,701	655,436
Kinsale Capital Group, Inc.	3,909	1,819,913
Legal & General Group PLC	778,348	2,359,005
Lemonade, Inc. (A)(B)	7,956	131,194
Loews Corp.	14,638	1,157,134

221

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Maiden Holdings, Ltd. (A)	15,692	$27,775
Marsh & McLennan Companies, Inc.	39,220	8,749,590
MBIA, Inc. (A)	8,111	28,956
Medibank Private, Ltd.	359,854	907,895
Mercury General Corp.	4,084	257,210
MetLife, Inc.	46,720	3,853,466
MS&AD Insurance Group Holdings, Inc.	168,107	3,951,217
Muenchener Rueckversicherungs-Gesellschaft AG	17,478	9,631,149
NN Group NV	35,377	1,765,174
Old Republic International Corp.	42,022	1,488,419
Oscar Health, Inc., Class A (A)	29,547	626,692
Palomar Holdings, Inc. (A)	3,737	353,782
Phoenix Group Holdings PLC	91,610	686,184
Poste Italiane SpA (C)	59,730	838,796
Primerica, Inc.	5,977	1,584,802
Principal Financial Group, Inc.	17,385	1,493,372
ProAssurance Corp. (A)	7,885	118,590
Prudential Financial, Inc.	28,944	3,505,118
Prudential PLC	358,419	3,325,140
QBE Insurance Group, Ltd.	196,308	2,241,550
Reinsurance Group of America, Inc.	11,637	2,535,353
RenaissanceRe Holdings, Ltd.	9,216	2,510,438
RLI Corp.	7,356	1,140,033
Root, Inc., Class A (A)	1,321	49,907
Ryan Specialty Holdings, Inc.	18,076	1,200,066
Safety Insurance Group, Inc.	2,243	183,433
Sampo OYJ, A Shares	58,985	2,751,081
Selective Insurance Group, Inc.	19,987	1,864,787
SelectQuote, Inc. (A)	20,594	44,689
SiriusPoint, Ltd. (A)	15,102	216,563
Skyward Specialty Insurance Group, Inc. (A)	5,656	230,369
Sompo Holdings, Inc.	122,948	2,771,345
Stewart Information Services Corp.	4,034	301,501
Suncorp Group, Ltd.	166,243	2,075,920
Swiss Life Holding AG	3,754	3,141,189
Swiss Re AG	39,411	5,453,672
T&D Holdings, Inc.	63,972	1,127,878
Talanx AG	8,435	711,026
The Allstate Corp.	21,277	4,035,183
The Baldwin Insurance Group, Inc. (A)	9,936	494,813
The Hanover Insurance Group, Inc.	6,358	941,683
The Hartford Financial Services Group, Inc.	22,867	2,689,388
The Progressive Corp.	46,777	11,870,132
The Travelers Companies, Inc.	17,986	4,210,882
Tiptree, Inc.	4,130	80,824
Tokio Marine Holdings, Inc.	245,529	9,053,741
Trupanion, Inc. (A)	5,080	213,258
Tryg A/S	44,298	1,050,517
United Fire Group, Inc.	3,391	70,974
Universal Insurance Holdings, Inc.	3,695	81,881
Unum Group	30,200	1,795,088
W.R. Berkley Corp.	24,425	1,385,630
Willis Towers Watson PLC	8,242	2,427,516
Zurich Insurance Group AG	19,123	11,553,343
		242,862,944
Mortgage real estate investment trusts – 0.1%
AFC Gamma, Inc.	2,719	27,761
AG Mortgage Investment Trust, Inc.	4,308	32,353
Annaly Capital Management, Inc.	88,530	1,776,797
Apollo Commercial Real Estate Finance, Inc.	21,339	196,105
Arbor Realty Trust, Inc.	27,999	435,664
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mortgage real estate investment trusts (continued)
Ares Commercial Real Estate Corp.	7,964	$55,748
ARMOUR Residential REIT, Inc.	7,258	148,063
Blackstone Mortgage Trust, Inc., Class A	26,031	494,849
BrightSpire Capital, Inc.	20,817	116,575
Chicago Atlantic Real Estate Finance, Inc.	2,652	41,133
Chimera Investment Corp.	12,142	192,208
Claros Mortgage Trust, Inc.	13,908	104,171
Dynex Capital, Inc.	10,875	138,765
Ellington Financial, Inc.	12,026	155,015
Franklin BSP Realty Trust, Inc.	12,375	161,618
Granite Point Mortgage Trust, Inc.	9,818	31,123
Invesco Mortgage Capital, Inc.	7,220	67,796
KKR Real Estate Finance Trust, Inc.	9,249	114,225
Ladder Capital Corp.	16,830	195,228
MFA Financial, Inc.	15,265	194,171
New York Mortgage Trust, Inc.	14,708	93,102
Orchid Island Capital, Inc.	11,153	91,678
PennyMac Mortgage Investment Trust	12,721	181,401
Ready Capital Corp.	24,791	189,155
Redwood Trust, Inc.	20,285	156,803
Seven Hills Realty Trust	2,009	27,664
Starwood Property Trust, Inc.	56,100	1,143,318
TPG RE Finance Trust, Inc.	8,849	75,482
Two Harbors Investment Corp.	15,192	210,865
		6,848,836
		1,133,540,966
Health care – 11.9%
Biotechnology – 2.0%
2seventy bio, Inc. (A)	7,503	35,414
4D Molecular Therapeutics, Inc. (A)	7,580	81,940
89bio, Inc. (A)	12,650	93,610
AbbVie, Inc.	141,645	27,972,055
Absci Corp. (A)	12,800	48,896
ACADIA Pharmaceuticals, Inc. (A)	18,312	281,639
ACELYRIN, Inc. (A)	11,519	56,789
Achieve Life Sciences, Inc. (A)	6,084	28,838
ADC Therapeutics SA (A)(B)	10,926	34,417
ADMA Biologics, Inc. (A)	33,989	679,440
Aduro Biotech, Inc. (A)(D)	2,435	3,412
Adverum Biotechnologies, Inc. (A)	3,461	24,296
Agios Pharmaceuticals, Inc. (A)	8,667	385,075
Akebia Therapeutics, Inc. (A)	33,034	43,605
Akero Therapeutics, Inc. (A)	10,400	298,376
Albireo Pharma, Inc. (A)(D)	2,883	6,198
Aldeyra Therapeutics, Inc. (A)	8,051	43,395
Alector, Inc. (A)	13,014	60,645
Alkermes PLC (A)	24,690	691,073
Allogene Therapeutics, Inc. (A)	20,693	57,940
Altimmune, Inc. (A)(B)	10,987	67,460
Amgen, Inc.	42,906	13,824,742
Amicus Therapeutics, Inc. (A)	44,340	473,551
AnaptysBio, Inc. (A)	3,116	104,386
Anavex Life Sciences Corp. (A)(B)	12,117	68,825
Anika Therapeutics, Inc. (A)	2,200	54,340
Annexon, Inc. (A)	14,673	86,864
Apogee Therapeutics, Inc. (A)	5,737	336,991
Applied Therapeutics, Inc. (A)	14,954	127,109
Arbutus Biopharma Corp. (A)	22,579	86,929
Arcellx, Inc. (A)	6,568	548,494
Arcturus Therapeutics Holdings, Inc. (A)	3,575	82,976
Arcus Biosciences, Inc. (A)	8,522	130,301
Arcutis Biotherapeutics, Inc. (A)	16,300	151,590
Ardelyx, Inc. (A)	35,525	244,767
Argenx SE (A)	7,765	4,198,455

222

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
ArriVent Biopharma, Inc. (A)	4,430	$104,105
Arrowhead Pharmaceuticals, Inc. (A)	40,218	779,023
ARS Pharmaceuticals, Inc. (A)	7,898	114,521
Artiva Biotherapeutics, Inc. (A)(B)	2,420	37,389
Astria Therapeutics, Inc. (A)	7,117	78,358
Atossa Therapeutics, Inc. (A)	21,802	33,139
Aura Biosciences, Inc. (A)	7,965	70,968
Aurinia Pharmaceuticals, Inc. (A)	20,577	150,829
Avid Bioservices, Inc. (A)	9,978	113,550
Avidity Biosciences, Inc. (A)	16,303	748,797
Avita Medical, Inc. (A)	4,346	46,589
Beam Therapeutics, Inc. (A)	11,748	287,826
BioCryst Pharmaceuticals, Inc. (A)	31,854	242,090
Biogen, Inc. (A)	11,738	2,275,294
Biohaven, Ltd. (A)	11,472	573,256
BioMarin Pharmaceutical, Inc. (A)	33,641	2,364,626
Biomea Fusion, Inc. (A)(B)	4,604	46,500
Black Diamond Therapeutics, Inc. (A)	5,826	25,343
Blueprint Medicines Corp. (A)	9,543	882,728
Bridgebio Pharma, Inc. (A)	21,400	544,844
C4 Therapeutics, Inc. (A)(B)	9,184	52,349
Cabaletta Bio, Inc. (A)	6,556	30,944
Candel Therapeutics, Inc. (A)	3,237	22,432
Capricor Therapeutics, Inc. (A)	4,237	64,445
CareDx, Inc. (A)	7,686	239,995
Cargo Therapeutics, Inc. (A)	5,335	98,431
Caribou Biosciences, Inc. (A)	13,962	27,366
Cartesian Therapeutics, Inc., CVR (A)(D)	19,937	51,437
Catalyst Pharmaceuticals, Inc. (A)	16,839	334,759
Celcuity, Inc. (A)	4,296	64,053
Celldex Therapeutics, Inc. (A)	9,917	337,079
CG Oncology, Inc. (A)	7,207	271,920
Chinook Therapeutics, Inc. (A)(D)	9,357	3,649
Cogent Biosciences, Inc. (A)	14,422	155,758
Compass Therapeutics, Inc. (A)	17,394	32,005
Corbus Pharmaceuticals Holdings, Inc. (A)	1,569	32,368
Crinetics Pharmaceuticals, Inc. (A)	11,872	606,659
CSL, Ltd.	63,143	12,472,863
Cullinan Therapeutics, Inc. (A)	7,947	133,033
Cytokinetics, Inc. (A)	38,051	2,009,093
Day One Biopharmaceuticals, Inc. (A)	8,267	115,159
Denali Therapeutics, Inc. (A)	19,059	555,189
Design Therapeutics, Inc. (A)	5,256	28,277
Dianthus Therapeutics, Inc. (A)	3,702	101,361
Disc Medicine, Inc. (A)	3,038	149,287
Dynavax Technologies Corp. (A)	20,273	225,841
Dyne Therapeutics, Inc. (A)	12,311	442,211
Editas Medicine, Inc. (A)	13,677	46,639
Elevation Oncology, Inc. (A)	8,375	5,024
Eliem Therapeutics, Inc. (A)	4,593	23,378
Enanta Pharmaceuticals, Inc. (A)	3,336	34,561
Entrada Therapeutics, Inc. (A)	3,932	62,833
Erasca, Inc. (A)	28,030	76,522
Exelixis, Inc. (A)	50,404	1,307,984
Fate Therapeutics, Inc. (A)	15,671	54,849
Fibrobiologics, Inc. (A)	4,439	13,717
Foghorn Therapeutics, Inc. (A)(B)	3,982	37,072
Generation Bio Company (A)	8,107	20,024
Genmab A/S (A)	8,210	1,990,381
Geron Corp. (A)	88,085	399,906
Gilead Sciences, Inc.	99,084	8,307,203
Grifols SA (A)	38,975	442,944
Halozyme Therapeutics, Inc. (A)	41,146	2,355,197
Heron Therapeutics, Inc. (A)(B)	18,093	36,005
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Humacyte, Inc. (A)(B)	13,670	$74,365
Icosavax, Inc. (A)(D)	4,180	1,296
Ideaya Biosciences, Inc. (A)	12,531	396,982
IGM Biosciences, Inc. (A)(B)	2,547	42,127
ImmunityBio, Inc. (A)(B)	21,734	80,850
Immunome, Inc. (A)(B)	7,971	116,536
Immunovant, Inc. (A)	8,937	254,794
Incyte Corp. (A)	12,818	847,270
Inhibrx Biosciences, Inc. (A)	1,861	29,143
Inhibrx, Inc. (A)(D)	5,368	3,382
Inovio Pharmaceuticals, Inc. (A)	3,994	23,085
Inozyme Pharma, Inc. (A)	8,215	42,964
Insmed, Inc. (A)	23,698	1,729,954
Intellia Therapeutics, Inc. (A)	14,772	303,565
Iovance Biotherapeutics, Inc. (A)	38,794	364,276
Ironwood Pharmaceuticals, Inc. (A)	22,369	92,160
iTeos Therapeutics, Inc. (A)	4,371	44,628
Janux Therapeutics, Inc. (A)(B)	4,280	194,440
Jasper Therapeutics, Inc. (A)	1,735	32,635
KalVista Pharmaceuticals, Inc. (A)	6,083	70,441
Keros Therapeutics, Inc. (A)	4,563	264,973
Kiniksa Pharmaceuticals International PLC (A)	5,780	144,442
Korro Bio, Inc. (A)(B)	942	31,482
Krystal Biotech, Inc. (A)	3,742	681,156
Kura Oncology, Inc. (A)	11,243	219,688
Kymera Therapeutics, Inc. (A)	6,826	323,075
Larimar Therapeutics, Inc. (A)(B)	6,623	43,381
LENZ Therapeutics, Inc.	2,075	49,261
Lexeo Therapeutics, Inc. (A)	3,796	34,316
Lexicon Pharmaceuticals, Inc. (A)(B)	18,402	28,891
Lineage Cell Therapeutics, Inc. (A)	25,394	22,989
Lyell Immunopharma, Inc. (A)	26,152	36,090
MacroGenics, Inc. (A)	9,814	32,288
Madrigal Pharmaceuticals, Inc. (A)	2,671	566,840
MannKind Corp. (A)	40,815	256,726
MeiraGTx Holdings PLC (A)	6,586	27,464
Merrimack Pharmaceuticals, Inc. (A)(D)	1,515	45
Mersana Therapeutics, Inc. (A)	17,857	33,750
MiMedx Group, Inc. (A)	18,232	107,751
Mineralys Therapeutics, Inc. (A)	4,917	59,545
Mirum Pharmaceuticals, Inc. (A)	6,084	237,276
Moderna, Inc. (A)	26,881	1,796,457
Monte Rosa Therapeutics, Inc. (A)	6,559	34,763
Myriad Genetics, Inc. (A)	13,628	373,271
Neurocrine Biosciences, Inc. (A)	17,842	2,055,755
Neurogene, Inc. (A)(B)	1,629	68,353
Nkarta, Inc. (A)	8,243	37,258
Novavax, Inc. (A)	21,517	271,760
Nurix Therapeutics, Inc. (A)	9,706	218,094
Nuvalent, Inc., Class A (A)	5,238	535,847
Ocugen, Inc. (A)(B)	39,848	39,537
Olema Pharmaceuticals, Inc. (A)	6,233	74,422
Organogenesis Holdings, Inc. (A)	11,474	32,816
ORIC Pharmaceuticals, Inc. (A)	9,625	98,656
PDL BioPharma, Inc. (A)(D)	23,030	13,818
PepGen, Inc. (A)	2,407	20,580
Perspective Therapeutics, Inc. (A)	8,249	110,124
Poseida Therapeutics, Inc. (A)	10,739	30,714
Praxis Precision Medicines, Inc. (A)	2,652	152,596
Prime Medicine, Inc. (A)(B)	9,200	35,604
ProKidney Corp. (A)	16,403	31,494
Protagonist Therapeutics, Inc. (A)	8,891	400,095
Prothena Corp. PLC (A)	6,654	111,321
PTC Therapeutics, Inc. (A)	11,653	432,326

223

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Pyxis Oncology, Inc. (A)	7,400	$27,158
Q32 Bio, Inc. (A)(B)	1,010	45,066
Radius Health, Inc. (A)(D)	8,191	655
Recursion Pharmaceuticals, Inc., Class A (A)(B)	36,215	238,657
Regeneron Pharmaceuticals, Inc. (A)	8,551	8,989,153
REGENXBIO, Inc. (A)	7,391	77,532
Relay Therapeutics, Inc. (A)	15,619	110,583
Replimune Group, Inc. (A)	9,401	103,035
REVOLUTION Medicines, Inc. (A)	23,007	1,043,367
Rhythm Pharmaceuticals, Inc. (A)	8,352	437,561
Rigel Pharmaceuticals, Inc. (A)	2,908	47,051
Rocket Pharmaceuticals, Inc. (A)	10,221	188,782
Roivant Sciences, Ltd. (A)	77,097	889,699
Sage Therapeutics, Inc. (A)	8,645	62,417
Sana Biotechnology, Inc. (A)	20,659	85,941
Sarepta Therapeutics, Inc. (A)	16,851	2,104,521
Savara, Inc. (A)	18,197	77,155
Scholar Rock Holding Corp. (A)	10,746	86,075
Sera Prognostics, Inc., Class A (A)(B)	4,347	33,907
Shattuck Labs, Inc. (A)	5,961	20,804
Soleno Therapeutics, Inc. (A)(B)	3,516	177,523
Solid Biosciences, Inc. (A)	3,768	26,263
SpringWorks Therapeutics, Inc. (A)	10,556	338,214
Spyre Therapeutics, Inc. (A)	5,305	156,020
Stoke Therapeutics, Inc. (A)	5,525	67,902
Summit Therapeutics, Inc. (A)(B)	13,463	294,840
Sutro Biopharma, Inc. (A)	13,186	45,624
Swedish Orphan Biovitrum AB (A)	25,466	821,492
Syndax Pharmaceuticals, Inc. (A)	12,742	245,284
Tango Therapeutics, Inc. (A)	7,512	57,842
Taysha Gene Therapies, Inc. (A)	24,567	49,380
TG Therapeutics, Inc. (A)	21,249	497,014
Tourmaline Bio, Inc.	3,623	93,147
Travere Therapeutics, Inc. (A)	11,633	162,746
TScan Therapeutics, Inc. (A)	5,952	29,641
Twist Bioscience Corp. (A)	8,762	395,867
Tyra Biosciences, Inc. (A)(B)	3,247	76,337
United Therapeutics Corp. (A)	7,862	2,817,348
UroGen Pharma, Ltd. (A)	5,882	74,701
Vanda Pharmaceuticals, Inc. (A)	9,316	43,692
Vaxcyte, Inc. (A)	18,011	2,058,117
Vera Therapeutics, Inc. (A)	5,950	262,990
Veracyte, Inc. (A)	11,665	397,077
Vericel Corp. (A)	7,401	312,692
Vertex Pharmaceuticals, Inc. (A)	20,564	9,563,905
Verve Therapeutics, Inc. (A)	11,088	53,666
Vir Biotechnology, Inc. (A)	14,031	105,092
Viridian Therapeutics, Inc. (A)	9,798	222,905
Voyager Therapeutics, Inc. (A)	7,350	42,998
XBiotech, Inc. (A)	3,454	26,699
Xencor, Inc. (A)	9,369	188,411
XOMA Royalty Corp. (A)	1,444	38,237
Y-mAbs Therapeutics, Inc. (A)	5,727	75,310
Zealand Pharma A/S (A)	8,349	1,015,835
Zentalis Pharmaceuticals, Inc. (A)	8,975	33,028
Zura Bio, Ltd. (A)	7,098	28,818
Zymeworks, Inc. (A)	8,964	112,498
		145,507,067
Health care equipment and supplies – 2.2%
Abbott Laboratories	139,261	15,877,147
Accuray, Inc. (A)	16,918	30,452
Alcon, Inc.	65,292	6,534,438
Align Technology, Inc. (A)	5,645	1,435,636
Alphatec Holdings, Inc. (A)	15,828	88,004
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
AngioDynamics, Inc. (A)	6,318	$49,154
Artivion, Inc. (A)	6,002	159,773
AtriCure, Inc. (A)	7,405	207,636
Avanos Medical, Inc. (A)	6,934	166,624
Axogen, Inc. (A)	6,748	94,607
Axonics, Inc. (A)	7,681	534,598
Baxter International, Inc.	41,083	1,559,922
Becton, Dickinson and Company	23,300	5,617,630
BioMerieux	5,413	648,744
Bioventus, Inc., Class A (A)	5,736	68,545
Boston Scientific Corp. (A)	118,530	9,932,814
Carl Zeiss Meditec AG, Bearer Shares	5,259	417,219
Cerus Corp. (A)	29,010	50,477
Cochlear, Ltd.	8,558	1,665,390
Coloplast A/S, B Shares	16,479	2,147,963
CONMED Corp.	4,679	336,514
Demant A/S (A)	13,000	506,106
Dentsply Sirona, Inc.	35,820	969,289
DexCom, Inc. (A)	32,062	2,149,436
DiaSorin SpA	2,924	341,893
Edwards Lifesciences Corp. (A)	48,583	3,205,992
Embecta Corp.	8,999	126,886
Enovis Corp. (A)	9,869	424,860
Envista Holdings Corp. (A)	30,383	600,368
EssilorLuxottica SA	38,840	9,202,135
Fisher & Paykel Healthcare Corp., Ltd.	76,531	1,696,397
GE HealthCare Technologies, Inc.	34,225	3,212,016
Getinge AB, B Shares	29,888	643,240
Glaukos Corp. (A)	7,361	958,991
Globus Medical, Inc., Class A (A)	19,963	1,428,153
Haemonetics Corp. (A)	16,609	1,335,031
Hologic, Inc. (A)	18,816	1,532,751
Hoya Corp.	45,857	6,351,357
ICU Medical, Inc. (A)	3,249	592,033
IDEXX Laboratories, Inc. (A)	6,658	3,363,755
Inari Medical, Inc. (A)	8,061	332,436
Inmode, Ltd. (A)	11,979	203,044
Inogen, Inc. (A)	3,733	36,210
Insulet Corp. (A)	5,647	1,314,339
Integer Holdings Corp. (A)	5,031	654,030
Integra LifeSciences Holdings Corp. (A)	10,445	189,786
Intuitive Surgical, Inc. (A)	28,360	13,932,417
iRadimed Corp.	1,286	64,673
iRhythm Technologies, Inc. (A)	4,757	353,160
Koninklijke Philips NV (A)	104,393	3,422,587
Lantheus Holdings, Inc. (A)	22,644	2,485,179
LeMaitre Vascular, Inc.	3,076	285,730
LivaNova PLC (A)	17,887	939,783
Masimo Corp. (A)	7,802	1,040,241
Medtronic PLC	102,474	9,225,734
Merit Medical Systems, Inc. (A)	8,604	850,333
Neogen Corp. (A)	67,952	1,142,273
Nevro Corp. (A)	5,899	32,975
Novocure, Ltd. (A)	16,272	254,331
Olympus Corp.	153,882	2,925,189
Omnicell, Inc. (A)	7,037	306,813
OraSure Technologies, Inc. (A)	11,451	48,896
Orthofix Medical, Inc. (A)	5,204	81,286
OrthoPediatrics Corp. (A)	2,628	71,245
Paragon 28, Inc. (A)	7,633	50,988
Penumbra, Inc. (A)	6,864	1,333,744
PROCEPT BioRobotics Corp. (A)	6,470	518,376
Pulmonx Corp. (A)	6,185	51,274
Pulse Biosciences, Inc. (A)	2,853	50,042
ResMed, Inc.	11,844	2,891,357

224

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
RxSight, Inc. (A)	5,426	$268,207
SI-BONE, Inc. (A)	6,347	88,731
Siemens Healthineers AG (C)	36,847	2,213,055
Sight Sciences, Inc. (A)	5,489	34,581
Smith & Nephew PLC	114,245	1,773,187
Solventum Corp. (A)	11,139	776,611
Sonova Holding AG	6,622	2,385,215
STAAR Surgical Company (A)	7,532	279,814
STERIS PLC	7,967	1,932,316
Straumann Holding AG	14,584	2,385,581
Stryker Corp.	27,335	9,875,042
Surmodics, Inc. (A)	2,138	82,912
Sysmex Corp.	65,784	1,302,111
Tactile Systems Technology, Inc. (A)	3,667	53,575
Tandem Diabetes Care, Inc. (A)	9,862	418,247
Teleflex, Inc.	3,798	939,321
Terumo Corp.	175,300	3,320,968
The Cooper Companies, Inc. (A)	16,024	1,768,088
TransMedics Group, Inc. (A)	4,836	759,252
Treace Medical Concepts, Inc. (A)	8,000	46,400
UFP Technologies, Inc. (A)	1,105	349,954
Utah Medical Products, Inc.	500	33,455
Varex Imaging Corp. (A)	5,901	70,340
Zimmer Biomet Holdings, Inc.	15,512	1,674,520
Zimvie, Inc. (A)	4,208	66,781
		164,250,711
Health care providers and services – 1.7%
Acadia Healthcare Company, Inc. (A)	16,410	1,040,558
Accolade, Inc. (A)	12,116	46,647
AdaptHealth Corp. (A)	15,365	172,549
Addus HomeCare Corp. (A)	2,605	346,543
agilon health, Inc. (A)	47,303	185,901
Alignment Healthcare, Inc. (A)	15,597	184,357
Amedisys, Inc. (A)	5,766	556,477
AMN Healthcare Services, Inc. (A)	5,773	244,717
Amplifon SpA	16,269	468,231
Ardent Health Partners, Inc. (A)	2,014	37,017
Astrana Health, Inc. (A)	6,595	382,114
Aveanna Healthcare Holdings, Inc. (A)	8,499	44,195
BrightSpring Health Services, Inc. (A)	8,430	123,752
Brookdale Senior Living, Inc. (A)	29,265	198,709
Cardinal Health, Inc.	19,637	2,170,281
Castle Biosciences, Inc. (A)	4,105	117,075
Cencora, Inc.	13,907	3,130,188
Centene Corp. (A)	41,530	3,126,378
Chemed Corp.	2,659	1,597,979
Community Health Systems, Inc. (A)	19,679	119,452
Concentra Group Holdings Parent, Inc. (A)	3,557	79,535
CorVel Corp. (A)	1,345	439,667
Cross Country Healthcare, Inc. (A)	5,131	68,961
CVS Health Corp.	101,212	6,364,211
DaVita, Inc. (A)	3,473	569,329
DocGo, Inc. (A)	15,993	53,097
Elevance Health, Inc.	18,526	9,633,520
Encompass Health Corp.	17,780	1,718,259
Enhabit, Inc. (A)	7,705	60,870
Fresenius Medical Care AG	26,837	1,140,349
Fresenius SE & Company KGaA (A)	55,196	2,105,766
Fulgent Genetics, Inc. (A)	3,240	70,405
GeneDx Holdings Corp. (A)	1,875	79,575
Guardant Health, Inc. (A)	17,964	412,094
HCA Healthcare, Inc.	14,883	6,048,898
HealthEquity, Inc. (A)	28,117	2,301,376
Henry Schein, Inc. (A)	10,324	752,620
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Hims & Hers Health, Inc. (A)	28,850	$531,417
Humana, Inc.	9,715	3,077,129
Labcorp Holdings, Inc.	6,796	1,518,770
LifeStance Health Group, Inc. (A)	21,471	150,297
McKesson Corp.	10,480	5,181,522
ModivCare, Inc. (A)	1,714	24,476
Molina Healthcare, Inc. (A)	4,725	1,628,046
Nano-X Imaging, Ltd. (A)(B)	8,478	51,546
National HealthCare Corp.	1,884	236,951
National Research Corp.	2,657	60,739
NeoGenomics, Inc. (A)	19,411	286,312
NMC Health PLC (A)(D)	19,536	0
OPKO Health, Inc. (A)(B)	52,635	78,426
Option Care Health, Inc. (A)	56,049	1,754,334
Owens & Minor, Inc. (A)	11,472	179,996
PACS Group, Inc. (A)	6,049	241,779
Patterson Companies, Inc.	12,090	264,046
Pediatrix Medical Group, Inc. (A)	13,010	150,786
Performant Financial Corp. (A)	11,796	44,117
PetIQ, Inc. (A)	4,123	126,865
Privia Health Group, Inc. (A)	15,615	284,349
Progyny, Inc. (A)	12,949	217,025
Quest Diagnostics, Inc.	8,957	1,390,574
R1 RCM, Inc. (A)	27,597	391,049
RadNet, Inc. (A)	10,029	695,912
Ramsay Health Care, Ltd.	24,017	689,378
Select Medical Holdings Corp.	16,210	565,243
Sonic Healthcare, Ltd.	59,633	1,121,619
Surgery Partners, Inc. (A)	11,757	379,046
Talkspace, Inc. (A)	18,907	39,516
Tenet Healthcare Corp. (A)	16,932	2,814,098
The Cigna Group	22,362	7,747,091
The Ensign Group, Inc.	18,534	2,665,560
The Pennant Group, Inc. (A)	4,446	158,722
UnitedHealth Group, Inc.	74,007	43,270,413
Universal Health Services, Inc., Class B	4,811	1,101,767
US Physical Therapy, Inc.	2,282	193,126
Viemed Healthcare, Inc. (A)	5,827	42,712
		125,546,406
Health care technology – 0.1%
Definitive Healthcare Corp. (A)	8,609	38,482
Doximity, Inc., Class A (A)	22,117	963,638
Evolent Health, Inc., Class A (A)	17,559	496,569
Health Catalyst, Inc. (A)	9,241	75,222
HealthStream, Inc.	3,803	109,679
LifeMD, Inc. (A)	5,213	27,316
M3, Inc.	57,674	577,546
OptimizeRx Corp. (A)	2,854	22,033
Phreesia, Inc. (A)	8,425	192,006
Pro Medicus, Ltd.	7,504	923,626
Schrodinger, Inc. (A)	8,516	157,972
Simulations Plus, Inc.	2,518	80,626
Teladoc Health, Inc. (A)	26,124	239,818
Waystar Holding Corp. (A)(B)	6,658	185,692
		4,090,225
Life sciences tools and services – 1.0%
Adaptive Biotechnologies Corp. (A)	18,869	96,609
Agilent Technologies, Inc.	23,627	3,508,137
Avantor, Inc. (A)	120,128	3,107,711
Azenta, Inc. (A)	8,643	418,667
Bachem Holding AG	4,410	371,769
BioLife Solutions, Inc. (A)	5,503	137,795
Bio-Rad Laboratories, Inc., Class A (A)	3,383	1,131,884
Bio-Techne Corp.	12,705	1,015,511
Bruker Corp.	19,528	1,348,604

225

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Charles River Laboratories International, Inc. (A)	4,153	$818,016
ChromaDex Corp. (A)	8,485	30,970
Codexis, Inc. (A)	11,146	34,330
CryoPort, Inc. (A)	6,902	55,975
Cytek Biosciences, Inc. (A)	19,097	105,797
Danaher Corp.	51,504	14,319,142
Eurofins Scientific SE	17,651	1,119,093
Illumina, Inc. (A)	28,148	3,670,781
IQVIA Holdings, Inc. (A)	13,845	3,280,850
Lonza Group AG	9,437	5,988,561
Maravai LifeSciences Holdings, Inc., Class A (A)	17,239	143,256
MaxCyte, Inc. (A)	16,830	65,469
Medpace Holdings, Inc. (A)	4,492	1,499,430
Mesa Laboratories, Inc.	842	109,342
Mettler-Toledo International, Inc. (A)	1,722	2,582,483
Nautilus Biotechnology, Inc. (A)	9,255	26,377
OmniAb, Inc. (A)	15,247	64,495
OmniAb, Inc., $12.50 Earnout Shares (A)	967	1,628
OmniAb, Inc., $15.00 Earnout Shares (A)	967	1,251
Pacific Biosciences of California, Inc. (A)(B)	42,643	72,493
QIAGEN NV (A)	28,987	1,310,325
Quanterix Corp. (A)	5,639	73,081
Repligen Corp. (A)	9,204	1,369,739
Revvity, Inc.	9,948	1,270,857
Sartorius Stedim Biotech	3,815	798,779
Sotera Health Company (A)	27,024	451,301
Standard BioTools, Inc. (A)	46,980	90,671
Thermo Fisher Scientific, Inc.	30,588	18,920,819
Waters Corp. (A)	4,783	1,721,354
West Pharmaceutical Services, Inc.	5,873	1,762,840
		72,896,192
Pharmaceuticals – 4.9%
Alto Neuroscience, Inc. (A)	3,414	39,056
Alumis, Inc. (A)(B)	2,364	25,248
Amneal Pharmaceuticals, Inc. (A)	24,375	202,800
Amphastar Pharmaceuticals, Inc. (A)	5,859	284,337
ANI Pharmaceuticals, Inc. (A)	2,811	167,704
Aquestive Therapeutics, Inc. (A)	11,388	56,712
Arvinas, Inc. (A)	9,863	242,926
Astellas Pharma, Inc.	236,456	2,732,808
AstraZeneca PLC	202,563	31,556,562
Atea Pharmaceuticals, Inc. (A)	13,540	45,359
Avadel Pharmaceuticals PLC (A)	14,157	185,669
Axsome Therapeutics, Inc. (A)	5,538	497,700
Bayer AG	128,366	4,342,840
Biote Corp., Class A (A)	4,284	23,905
Bristol-Myers Squibb Company	161,136	8,337,177
Cassava Sciences, Inc. (A)(B)	6,276	184,703
Catalent, Inc. (A)	14,591	883,777
Chugai Pharmaceutical Company, Ltd.	87,756	4,253,629
CinCor Pharma, Inc. (A)(D)	3,771	11,539
Collegium Pharmaceutical, Inc. (A)	4,884	188,718
Corcept Therapeutics, Inc. (A)	12,320	570,170
CorMedix, Inc. (A)(B)	9,232	74,595
Daiichi Sankyo Company, Ltd.	241,685	7,983,418
Edgewise Therapeutics, Inc. (A)	11,163	297,940
Eisai Company, Ltd.	32,938	1,227,762
Eli Lilly & Company	63,228	56,016,214
Enliven Therapeutics, Inc. (A)	5,449	139,167
Esperion Therapeutics, Inc. (A)(B)	29,263	48,284
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Evolus, Inc. (A)	8,577	$138,947
EyePoint Pharmaceuticals, Inc. (A)	7,746	61,891
Fulcrum Therapeutics, Inc. (A)(B)	9,678	34,550
Galderma Group AG (A)	6,217	577,637
GSK PLC	541,603	11,027,588
Harmony Biosciences Holdings, Inc. (A)	4,645	185,800
Harrow, Inc. (A)	4,707	211,627
Hikma Pharmaceuticals PLC	21,745	556,447
Innoviva, Inc. (A)	8,372	161,663
Ipsen SA	4,928	607,033
Jazz Pharmaceuticals PLC (A)	10,912	1,215,706
Johnson & Johnson	193,087	31,291,679
Kyowa Kirin Company, Ltd.	31,751	560,301
Ligand Pharmaceuticals, Inc. (A)	2,604	260,634
Liquidia Corp. (A)	9,129	91,290
Longboard Pharmaceuticals, Inc. (A)	4,962	165,383
MediWound, Ltd. (A)	1,497	27,036
Merck & Company, Inc.	203,240	23,079,934
Merck KGaA	16,887	2,981,073
Mind Medicine MindMed, Inc. (A)	11,167	63,540
Nektar Therapeutics (A)	28,646	37,240
Neumora Therapeutics, Inc. (A)(B)	13,126	173,394
Novartis AG	257,528	29,652,364
Novo Nordisk A/S, Class B	420,816	49,913,625
Nuvation Bio, Inc. (A)	28,293	64,791
Ocular Therapeutix, Inc. (A)	23,710	206,277
Omeros Corp. (A)(B)	8,625	34,241
Ono Pharmaceutical Company, Ltd.	48,870	655,998
Orion OYJ, Class B	14,099	772,538
Otsuka Holdings Company, Ltd.	54,666	3,104,979
Pacira BioSciences, Inc. (A)	7,211	108,526
Perrigo Company PLC	24,105	632,274
Pfizer, Inc.	453,021	13,110,428
Phathom Pharmaceuticals, Inc. (A)	5,413	97,867
Phibro Animal Health Corp., Class A	3,245	73,077
Pliant Therapeutics, Inc. (A)	8,992	100,800
Prestige Consumer Healthcare, Inc. (A)	7,482	539,452
Rapport Therapeutics, Inc. (A)(B)	1,525	31,232
Recordati Industria Chimica e Farmaceutica SpA	13,662	773,081
Revance Therapeutics, Inc. (A)	16,512	85,697
Roche Holding AG	91,799	29,377,254
Roche Holding AG, Bearer Shares	4,182	1,431,740
Sandoz Group AG	53,500	2,229,500
Sanofi SA	148,920	17,146,523
Scilex Holding Company (A)	8,717	8,060
scPharmaceuticals, Inc. (A)	5,151	23,489
Shionogi & Company, Ltd.	98,805	1,416,289
SIGA Technologies, Inc.	7,187	48,512
Supernus Pharmaceuticals, Inc. (A)	7,664	238,964
Takeda Pharmaceutical Company, Ltd.	207,877	5,989,681
Tarsus Pharmaceuticals, Inc. (A)	5,700	187,473
Terns Pharmaceuticals, Inc. (A)	8,979	74,885
Teva Pharmaceutical Industries, Ltd., ADR (A)	146,391	2,637,966
Theravance Biopharma, Inc. (A)	6,039	48,674
Third Harmonic Bio, Inc. (A)	3,255	44,105
Trevi Therapeutics, Inc. (A)	10,076	33,654
UCB SA	16,520	2,982,138
Ventyx Biosciences, Inc. (A)	9,767	21,292
Viatris, Inc.	95,998	1,114,537
WaVe Life Sciences, Ltd. (A)	12,157	99,687
Xeris Biopharma Holdings, Inc. (A)	22,943	65,388
Zevra Therapeutics, Inc. (A)	7,311	50,738

226

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Zoetis, Inc.	36,207	$7,074,124
		366,433,032
		878,723,633
Industrials – 12.3%
Aerospace and defense – 1.9%
AAR Corp. (A)	5,230	341,833
AeroVironment, Inc. (A)	3,948	791,574
AerSale Corp. (A)	5,849	29,537
Airbus SE	77,641	11,363,245
Archer Aviation, Inc., Class A (A)(B)	35,604	107,880
Astronics Corp. (A)	4,512	87,894
Axon Enterprise, Inc. (A)	5,719	2,285,312
BAE Systems PLC	395,931	6,573,274
BWX Technologies, Inc.	16,154	1,755,940
Byrna Technologies, Inc. (A)	2,843	48,246
Cadre Holdings, Inc.	4,020	152,559
Curtiss-Wright Corp.	6,767	2,224,245
Dassault Aviation SA	2,579	532,533
Ducommun, Inc. (A)	2,103	138,440
Elbit Systems, Ltd.	3,487	693,904
General Dynamics Corp.	20,660	6,243,452
General Electric Company	86,854	16,378,927
Hexcel Corp.	14,445	893,134
Howmet Aerospace, Inc.	32,753	3,283,488
Huntington Ingalls Industries, Inc.	3,179	840,464
Intuitive Machines, Inc. (A)	4,396	35,388
Kongsberg Gruppen ASA	11,493	1,122,630
Kratos Defense & Security Solutions, Inc. (A)	22,560	525,648
L3Harris Technologies, Inc.	15,293	3,637,746
Leonardo DRS, Inc. (A)	11,302	318,942
Leonardo SpA	52,880	1,183,522
Lockheed Martin Corp.	17,015	9,946,288
Melrose Industries PLC	171,919	1,050,694
Mercury Systems, Inc. (A)	8,492	314,204
Moog, Inc., Class A	4,254	859,393
MTU Aero Engines AG	7,033	2,198,008
National Presto Industries, Inc.	892	67,025
Northrop Grumman Corp.	10,996	5,806,658
Park Aerospace Corp.	3,337	43,481
Redwire Corp. (A)	3,917	26,910
Rheinmetall AG	5,692	3,094,316
Rocket Lab USA, Inc. (A)	52,801	513,754
Rolls-Royce Holdings PLC (A)	1,111,274	7,865,030
RTX Corp.	106,221	12,869,736
Saab AB, B Shares	41,852	891,888
Safran SA	44,662	10,509,987
Singapore Technologies Engineering, Ltd.	203,995	736,778
Textron, Inc.	15,375	1,361,918
Thales SA	12,360	1,964,389
The Boeing Company (A)	46,523	7,073,357
TransDigm Group, Inc.	4,511	6,437,783
Triumph Group, Inc. (A)	11,219	144,613
V2X, Inc. (A)	1,968	109,932
Woodward, Inc.	10,542	1,808,058
		137,283,957
Air freight and logistics – 0.4%
Air Transport Services Group, Inc. (A)	7,929	128,371
CH Robinson Worldwide, Inc.	9,441	1,042,003
DHL Group	133,277	5,945,040
DSV A/S	22,369	4,603,764
Expeditors International of Washington, Inc.	11,388	1,496,383
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Air freight and logistics (continued)
FedEx Corp.	17,870	$4,890,662
Forward Air Corp. (B)	3,934	139,264
GXO Logistics, Inc. (A)	21,110	1,099,198
Hub Group, Inc., Class A	9,078	412,595
InPost SA (A)	26,133	493,394
Radiant Logistics, Inc. (A)	6,458	41,525
SG Holdings Company, Ltd.	41,836	448,706
United Parcel Service, Inc., Class B	58,806	8,017,610
		28,758,515
Building products – 0.9%
A.O. Smith Corp.	9,738	874,765
AAON, Inc.	11,881	1,281,247
Advanced Drainage Systems, Inc.	12,465	1,958,999
AGC, Inc.	25,571	829,783
Allegion PLC	7,050	1,027,467
American Woodmark Corp. (A)	2,397	224,000
Apogee Enterprises, Inc.	3,312	231,890
Assa Abloy AB, B Shares	130,963	4,412,131
AZZ, Inc.	4,461	368,523
Builders FirstSource, Inc. (A)	9,254	1,793,980
Carlisle Companies, Inc.	8,149	3,665,013
Carrier Global Corp.	67,557	5,437,663
Cie de Saint-Gobain SA	59,269	5,405,478
CSW Industrials, Inc.	2,483	909,746
Daikin Industries, Ltd.	34,469	4,838,104
Fortune Brands Innovations, Inc.	21,930	1,963,393
Geberit AG	4,368	2,851,456
Gibraltar Industries, Inc. (A)	4,680	327,272
Griffon Corp.	5,664	396,480
Insteel Industries, Inc.	3,026	94,078
Janus International Group, Inc. (A)	21,845	220,853
JELD-WEN Holding, Inc. (A)	13,382	211,569
Johnson Controls International PLC	52,745	4,093,539
Kingspan Group PLC	20,196	1,894,164
Lennox International, Inc.	5,667	3,424,511
Masco Corp.	17,756	1,490,439
Masterbrand, Inc. (A)	19,284	357,525
Nibe Industrier AB, B Shares	198,018	1,085,271
Owens Corning	15,364	2,712,053
Quanex Building Products Corp.	6,973	193,501
Resideo Technologies, Inc. (A)	22,166	446,423
ROCKWOOL A/S, B Shares	1,222	573,675
Simpson Manufacturing Company, Inc.	7,450	1,424,962
Tecnoglass, Inc.	3,420	234,817
TOTO, Ltd.	18,500	688,153
Trane Technologies PLC	17,942	6,974,594
Trex Company, Inc. (A)	19,209	1,278,935
UFP Industries, Inc.	19,881	2,608,586
Zurn Elkay Water Solutions Corp.	21,649	778,065
		69,583,103
Commercial services and supplies – 0.6%
ABM Industries, Inc.	9,450	498,582
ACCO Brands Corp.	13,937	76,235
ACV Auctions, Inc., Class A (A)	22,514	457,710
Aris Water Solutions, Inc., Class A	4,114	69,403
Brambles, Ltd.	181,970	2,388,498
BrightView Holdings, Inc. (A)	8,791	138,370
Casella Waste Systems, Inc., Class A (A)	9,265	921,775
CECO Environmental Corp. (A)	4,511	127,210
Cimpress PLC (A)	2,617	214,385
Cintas Corp.	27,245	5,609,201
Clean Harbors, Inc. (A)	8,965	2,166,930
Copart, Inc. (A)	70,539	3,696,244
CoreCivic, Inc. (A)	16,906	213,861
Dai Nippon Printing Company, Ltd.	50,714	905,511

227

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Deluxe Corp.	6,646	$129,531
Driven Brands Holdings, Inc. (A)	9,590	136,849
Ennis, Inc.	4,139	100,660
Enviri Corp. (A)	12,253	126,696
Healthcare Services Group, Inc. (A)	11,335	126,612
HNI Corp.	7,104	382,479
Interface, Inc.	8,961	169,990
LanzaTech Global, Inc. (A)	17,253	32,953
Liquidity Services, Inc. (A)	3,450	78,660
Matthews International Corp., Class A	4,682	108,622
MillerKnoll, Inc.	10,548	261,168
Montrose Environmental Group, Inc. (A)	4,918	129,343
MSA Safety, Inc.	6,954	1,233,222
OPENLANE, Inc. (A)	16,251	274,317
Perma-Fix Environmental Services, Inc. (A)	2,385	29,264
Pitney Bowes, Inc.	25,040	178,535
Quad/Graphics, Inc.	5,036	22,863
Quest Resource Holding Corp. (A)	3,209	25,608
RB Global, Inc.	32,558	2,620,593
Rentokil Initial PLC	329,866	1,613,001
Republic Services, Inc.	16,504	3,314,663
Rollins, Inc.	22,643	1,145,283
Secom Company, Ltd.	54,870	2,029,589
Securitas AB, B Shares	64,264	815,822
Steelcase, Inc., Class A	14,169	191,140
Stericycle, Inc. (A)	16,404	1,000,644
Tetra Tech, Inc.	47,265	2,229,017
The Brink's Company	14,551	1,682,678
The GEO Group, Inc. (A)	18,909	242,981
TOPPAN Holdings, Inc.	31,233	929,566
UniFirst Corp.	2,285	453,915
Veralto Corp.	19,788	2,213,486
Viad Corp. (A)	3,228	115,659
Virco Manufacturing Corp.	1,576	21,765
VSE Corp. (B)	2,394	198,056
Waste Management, Inc.	29,426	6,108,838
		47,957,983
Construction and engineering – 0.5%
ACS Actividades de Construccion y Servicios SA	23,995	1,107,539
AECOM	23,690	2,446,466
Ameresco, Inc., Class A (A)	4,968	188,486
Arcosa, Inc.	7,335	695,065
Argan, Inc.	1,937	196,470
Bouygues SA	24,777	829,314
Bowman Consulting Group, Ltd. (A)	2,092	50,375
Centuri Holdings, Inc. (A)(B)	2,329	37,613
Comfort Systems USA, Inc.	6,284	2,452,959
Concrete Pumping Holdings, Inc. (A)	4,619	26,744
Construction Partners, Inc., Class A (A)	6,503	453,909
Dycom Industries, Inc. (A)	4,266	840,829
Eiffage SA	9,604	927,416
EMCOR Group, Inc.	8,244	3,549,289
Ferrovial SE	68,177	2,930,043
Fluor Corp. (A)	55,899	2,666,941
Granite Construction, Inc.	6,647	526,974
Great Lakes Dredge & Dock Corp. (A)	10,456	110,102
IES Holdings, Inc. (A)	1,272	253,917
Kajima Corp.	51,807	971,028
Limbach Holdings, Inc. (A)	1,568	118,792
MasTec, Inc. (A)	10,874	1,338,589
Matrix Service Company (A)	4,241	48,899
MDU Resources Group, Inc.	36,027	987,500
MYR Group, Inc. (A)	2,526	258,233
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
Northwest Pipe Company (A)	1,584	$71,486
Obayashi Corp.	84,847	1,081,261
Orion Group Holdings, Inc. (A)	4,864	28,065
Primoris Services Corp.	8,072	468,822
Quanta Services, Inc.	11,802	3,518,766
Skanska AB, B Shares	44,459	926,759
Sterling Infrastructure, Inc. (A)	4,589	665,497
Taisei Corp.	21,731	954,265
Tutor Perini Corp. (A)	6,647	180,533
Valmont Industries, Inc.	3,563	1,033,092
Vinci SA	65,363	7,640,708
		40,582,746
Electrical equipment – 1.3%
ABB, Ltd.	206,646	11,988,691
Acuity Brands, Inc.	5,436	1,497,020
Allient, Inc.	2,383	45,253
American Superconductor Corp. (A)	5,242	123,711
AMETEK, Inc.	18,662	3,204,452
Array Technologies, Inc. (A)	23,343	154,064
Atkore, Inc.	5,552	470,476
Blink Charging Company (A)(B)	14,931	25,681
Bloom Energy Corp., Class A (A)	30,377	320,781
ChargePoint Holdings, Inc. (A)(B)	61,075	83,673
Eaton Corp. PLC	31,834	10,551,061
Emerson Electric Company	46,124	5,044,582
EnerSys	13,181	1,345,121
Enovix Corp. (A)(B)	22,735	212,345
Fluence Energy, Inc. (A)	9,384	213,111
FuelCell Energy, Inc. (A)	71,205	27,058
Fuji Electric Company, Ltd.	17,557	1,063,835
GE Vernova, Inc. (A)	22,098	5,634,548
Generac Holdings, Inc. (A)	4,887	776,447
GrafTech International, Ltd. (A)	41,895	55,301
Hubbell, Inc.	4,328	1,853,899
Legrand SA	34,266	3,947,641
LSI Industries, Inc.	4,460	72,029
Mitsubishi Electric Corp.	248,505	4,030,984
Net Power, Inc. (A)	3,582	25,110
NEXTracker, Inc., Class A (A)	47,114	1,765,833
Nidec Corp.	109,076	2,296,386
NuScale Power Corp. (A)(B)	11,885	137,628
nVent Electric PLC	29,370	2,063,536
Plug Power, Inc. (A)(B)	113,764	257,107
Powell Industries, Inc.	1,435	318,556
Preformed Line Products Company	391	50,079
Prysmian SpA	35,317	2,569,612
Regal Rexnord Corp.	11,758	1,950,417
Rockwell Automation, Inc.	9,191	2,467,416
Schneider Electric SE	71,444	18,833,185
Sensata Technologies Holding PLC	26,674	956,530
Shoals Technologies Group, Inc., Class A (A)	26,465	148,469
Siemens Energy AG (A)	83,552	3,084,728
Sunrun, Inc. (A)	33,304	601,470
Thermon Group Holdings, Inc. (A)	5,206	155,347
TPI Composites, Inc. (A)(B)	7,255	33,010
Vestas Wind Systems A/S (A)	131,952	2,903,430
Vicor Corp. (A)	3,512	147,855
		93,507,468
Ground transportation – 0.8%
ArcBest Corp.	3,570	387,167
Avis Budget Group, Inc.	3,025	264,960
Central Japan Railway Company	100,936	2,330,618
Covenant Logistics Group, Inc.	1,197	63,249
CSX Corp.	154,259	5,326,563

228

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ground transportation (continued)
East Japan Railway Company	118,580	$2,353,336
FTAI Infrastructure, Inc.	15,288	143,096
Grab Holdings, Ltd., Class A (A)	275,956	1,048,633
Hankyu Hanshin Holdings, Inc.	29,902	923,720
Heartland Express, Inc.	7,110	87,311
Hertz Global Holdings, Inc. (A)	19,577	64,604
JB Hunt Transport Services, Inc.	6,573	1,132,725
Keisei Electric Railway Company, Ltd.	16,896	503,718
Knight-Swift Transportation Holdings, Inc.	28,601	1,543,024
Landstar System, Inc.	6,265	1,183,271
Marten Transport, Ltd.	9,450	167,265
MTR Corp., Ltd.	203,332	760,092
Norfolk Southern Corp.	18,214	4,526,179
Old Dominion Freight Line, Inc.	15,092	2,997,875
Proficient Auto Logistics, Inc. (A)	2,419	34,301
RXO, Inc. (A)	20,536	575,008
Ryder System, Inc.	7,648	1,115,078
Saia, Inc. (A)	4,698	2,054,247
Tokyu Corp.	65,316	845,836
Uber Technologies, Inc. (A)	168,463	12,661,679
Union Pacific Corp.	48,736	12,012,449
Universal Logistics Holdings, Inc.	1,161	50,051
Werner Enterprises, Inc.	9,095	350,976
West Japan Railway Company	57,388	1,089,877
XPO, Inc. (A)	20,567	2,211,158
		58,808,066
Industrial conglomerates – 0.8%
3M Company	43,757	5,981,582
Brookfield Business Corp., Class A	4,001	101,345
CK Hutchison Holdings, Ltd.	350,320	1,986,214
DCC PLC	12,919	881,971
Hikari Tsushin, Inc.	2,314	515,373
Hitachi, Ltd.	605,827	16,064,912
Honeywell International, Inc.	52,500	10,852,275
Investment AB Latour, B Shares	19,346	604,429
Jardine Matheson Holdings, Ltd.	20,889	816,603
Keppel, Ltd.	190,301	977,512
Lifco AB, B Shares	30,459	1,003,128
Siemens AG	99,304	20,089,979
Smiths Group PLC	45,113	1,013,826
Swire Pacific, Ltd., Class A	54,214	462,300
		61,351,449
Machinery – 2.4%
3D Systems Corp. (A)	20,199	57,365
AGCO Corp.	10,947	1,071,273
Alamo Group, Inc.	1,536	276,680
Albany International Corp., Class A	4,711	418,572
Alfa Laval AB	37,804	1,817,464
Alstom SA (A)	45,227	939,674
Astec Industries, Inc.	3,581	114,377
Atlas Copco AB, A Shares	350,969	6,801,920
Atlas Copco AB, B Shares	203,948	3,499,310
Atmus Filtration Technologies, Inc.	12,708	476,931
Barnes Group, Inc.	7,115	287,517
Blue Bird Corp. (A)	4,879	233,997
Caterpillar, Inc.	38,836	15,189,536
Chart Industries, Inc. (A)	13,910	1,726,787
CNH Industrial NV	155,079	1,721,377
Columbus McKinnon Corp.	4,305	154,980
Crane Company	8,593	1,360,100
Cummins, Inc.	11,028	3,570,756
Daifuku Company, Ltd.	42,185	816,609
Daimler Truck Holding AG	64,517	2,422,441
Deere & Company	20,507	8,558,186
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Donaldson Company, Inc.	21,276	$1,568,041
Douglas Dynamics, Inc.	3,608	99,509
Dover Corp.	11,080	2,124,479
Energy Recovery, Inc. (A)	8,876	154,354
Enerpac Tool Group Corp.	8,239	345,132
Enpro, Inc.	3,188	517,030
Epiroc AB, A Shares	86,108	1,865,052
Epiroc AB, B Shares	50,955	966,248
Esab Corp.	10,039	1,067,246
ESCO Technologies, Inc.	3,955	510,116
FANUC Corp.	123,560	3,629,007
Federal Signal Corp.	9,034	844,318
Flowserve Corp.	23,214	1,199,932
Fortive Corp.	28,382	2,240,191
Franklin Electric Company, Inc.	6,790	711,728
GEA Group AG	20,265	993,927
Gencor Industries, Inc. (A)	1,734	36,171
Graco, Inc.	29,850	2,612,174
Graham Corp. (A)	1,658	49,060
Helios Technologies, Inc.	5,126	244,510
Hillenbrand, Inc.	10,714	297,849
Hillman Solutions Corp. (A)	30,170	318,595
Hitachi Construction Machinery Company, Ltd.	14,054	344,465
Hoshizaki Corp.	14,199	494,492
Husqvarna AB, B Shares	45,814	320,914
Hyliion Holdings Corp. (A)	22,395	55,540
Hyster-Yale, Inc.	1,749	111,534
IDEX Corp.	6,103	1,309,094
Illinois Tool Works, Inc.	21,441	5,619,043
Indutrade AB	35,703	1,111,075
Ingersoll Rand, Inc.	32,526	3,192,752
ITT, Inc.	14,436	2,158,326
John Bean Technologies Corp.	4,831	475,902
Kadant, Inc.	1,761	595,218
Kennametal, Inc.	11,871	307,815
Knorr-Bremse AG	9,478	844,535
Komatsu, Ltd.	120,879	3,383,972
Kone OYJ, B Shares	44,411	2,656,732
Kubota Corp.	130,684	1,865,962
LB Foster Company, Class A (A)	1,535	31,360
Lincoln Electric Holdings, Inc.	10,014	1,922,888
Lindsay Corp.	1,686	210,143
Luxfer Holdings PLC	4,194	54,312
Makita Corp.	31,100	1,050,606
Mayville Engineering Company, Inc. (A)	2,030	42,792
Metso OYJ	81,238	868,630
Miller Industries, Inc.	1,667	101,687
MINEBEA MITSUMI, Inc.	47,433	937,582
Mitsubishi Heavy Industries, Ltd.	418,770	6,258,094
Mueller Industries, Inc.	16,731	1,239,767
Mueller Water Products, Inc., Class A	23,287	505,328
NN, Inc. (A)	7,719	30,104
Nordson Corp.	4,380	1,150,319
Omega Flex, Inc.	663	33,097
Oshkosh Corp.	11,501	1,152,515
Otis Worldwide Corp.	31,383	3,261,949
PACCAR, Inc.	42,258	4,170,019
Parker-Hannifin Corp.	10,363	6,547,551
Park-Ohio Holdings Corp.	1,408	43,226
Pentair PLC	13,385	1,308,919
Proto Labs, Inc. (A)	3,921	115,160
Rational AG	669	683,014
RBC Bearings, Inc. (A)	5,134	1,537,017
REV Group, Inc.	7,686	215,669

229

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Sandvik AB	139,316	$3,117,492
Schindler Holding AG	3,068	872,564
Schindler Holding AG, Participation Certificates	5,320	1,561,442
SKF AB, B Shares	44,537	887,127
SMC Corp.	7,482	3,346,104
Snap-on, Inc.	4,250	1,231,268
Spirax Group PLC	9,618	969,542
SPX Technologies, Inc. (A)	6,753	1,076,833
Standex International Corp.	1,768	323,155
Stanley Black & Decker, Inc.	12,406	1,366,273
Taylor Devices, Inc. (A)	399	19,918
Techtronic Industries Company, Ltd.	179,581	2,680,861
Tennant Company	2,868	275,443
Terex Corp.	21,833	1,155,184
The Eastern Company	979	31,769
The Gorman-Rupp Company	3,323	129,431
The Greenbrier Companies, Inc.	4,632	235,722
The Manitowoc Company, Inc. (A)	5,291	50,899
The Middleby Corp. (A)	9,501	1,321,874
The Shyft Group, Inc.	5,289	66,377
The Timken Company	11,277	950,538
The Toro Company	18,355	1,591,929
Titan International, Inc. (A)	8,002	65,056
Toyota Industries Corp.	19,159	1,485,637
Trelleborg AB, B Shares	27,838	1,071,510
Trinity Industries, Inc.	12,486	435,012
Twin Disc, Inc.	2,020	25,230
VAT Group AG (C)	3,528	1,804,214
Volvo AB, A Shares	26,163	698,619
Volvo AB, B Shares	207,555	5,490,283
Wabash National Corp.	6,734	129,225
Wabtec Corp.	14,221	2,584,951
Wartsila OYJ ABP	65,718	1,470,550
Watts Water Technologies, Inc., Class A	8,941	1,852,486
Xylem, Inc.	19,547	2,639,431
Yaskawa Electric Corp.	31,362	1,097,871
		176,341,460
Marine transportation – 0.1%
A.P. Moller - Maersk A/S, Series A	382	619,110
A.P. Moller - Maersk A/S, Series B	595	1,001,257
Costamare, Inc.	6,547	102,919
Genco Shipping & Trading, Ltd.	6,431	125,405
Golden Ocean Group, Ltd.	18,548	248,172
Himalaya Shipping, Ltd. (A)	5,052	43,750
Kawasaki Kisen Kaisha, Ltd.	51,363	800,724
Kirby Corp. (A)	10,231	1,252,581
Kuehne + Nagel International AG	6,311	1,724,282
Matson, Inc.	5,095	726,649
Mitsui OSK Lines, Ltd. (B)	44,986	1,557,442
Nippon Yusen KK (B)	60,236	2,212,562
Pangaea Logistics Solutions, Ltd.	4,895	35,391
Safe Bulkers, Inc.	9,927	51,422
SITC International Holdings Company, Ltd.	175,283	470,169
		10,971,835
Passenger airlines – 0.2%
Allegiant Travel Company	2,312	127,299
American Airlines Group, Inc. (A)(B)	116,039	1,304,278
ANA Holdings, Inc.	20,882	447,150
Blade Air Mobility, Inc. (A)	9,497	27,921
Delta Air Lines, Inc.	52,027	2,642,451
Deutsche Lufthansa AG	78,178	572,606
Frontier Group Holdings, Inc. (A)	6,904	36,936
Japan Airlines Company, Ltd.	18,850	329,679
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Passenger airlines (continued)
JetBlue Airways Corp. (A)	47,476	$311,443
Joby Aviation, Inc. (A)(B)	61,798	310,844
Qantas Airways, Ltd. (A)	104,327	532,536
Singapore Airlines, Ltd.	194,533	1,026,921
SkyWest, Inc. (A)	5,977	508,165
Southwest Airlines Company	48,249	1,429,618
Spirit Airlines, Inc. (B)	17,627	42,305
Sun Country Airlines Holdings, Inc. (A)	5,948	66,677
United Airlines Holdings, Inc. (A)	26,509	1,512,604
Wheels Up Experience, Inc. (A)(B)	13,739	33,248
		11,262,681
Professional services – 1.2%
Adecco Group AG	22,008	750,568
Alight, Inc., Class A (A)	64,238	475,361
Amentum Holdings, Inc. (A)	10,095	325,564
Asure Software, Inc. (A)	3,798	34,372
Automatic Data Processing, Inc.	32,584	9,016,970
Barrett Business Services, Inc.	3,838	143,963
Broadridge Financial Solutions, Inc.	8,981	1,931,184
Bureau Veritas SA	41,513	1,377,259
CACI International, Inc., Class A (A)	3,941	1,988,471
CBIZ, Inc. (A)	7,218	485,699
Computershare, Ltd.	69,517	1,211,880
Concentrix Corp.	8,311	425,939
Conduent, Inc. (A)	24,512	98,783
CRA International, Inc.	1,015	177,950
CSG Systems International, Inc.	4,466	217,271
Dayforce, Inc. (A)	12,730	779,713
Equifax, Inc.	9,966	2,928,609
EXL Service Holdings, Inc. (A)	52,227	1,992,460
Experian PLC	120,072	6,324,146
Exponent, Inc.	16,603	1,913,994
First Advantage Corp. (A)	7,736	153,560
Forrester Research, Inc. (A)	2,131	38,379
Franklin Covey Company (A)	1,763	72,512
FTI Consulting, Inc. (A)	6,234	1,418,609
Genpact, Ltd.	28,965	1,135,718
Heidrick & Struggles International, Inc.	3,052	118,601
Huron Consulting Group, Inc. (A)	2,638	286,751
IBEX Holdings, Ltd. (A)	1,702	34,006
ICF International, Inc.	2,826	471,349
Innodata, Inc. (A)	4,171	69,948
Insperity, Inc.	11,765	1,035,320
Intertek Group PLC	21,088	1,457,970
Jacobs Solutions, Inc.	10,095	1,321,436
KBR, Inc.	23,510	1,531,206
Kelly Services, Inc., Class A	4,691	100,434
Kforce, Inc.	2,789	171,384
Korn Ferry	7,739	582,282
Legalzoom.com, Inc. (A)	21,459	136,265
Leidos Holdings, Inc.	10,901	1,776,863
ManpowerGroup, Inc.	8,384	616,392
Maximus, Inc.	19,780	1,842,705
Mistras Group, Inc. (A)	3,518	40,000
NV5 Global, Inc. (A)	2,163	202,197
Parsons Corp. (A)	8,256	855,982
Paychex, Inc.	25,829	3,465,994
Paycom Software, Inc.	3,876	645,625
Paylocity Holding Corp. (A)	7,659	1,263,505
Planet Labs PBC (A)	34,393	76,696
Randstad NV	14,180	704,549
Recruit Holdings Company, Ltd.	194,016	11,786,936
RELX PLC	243,965	11,519,129
Resources Connection, Inc.	5,764	55,911
Science Applications International Corp.	9,053	1,260,811

230

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
SGS SA	20,106	$2,245,062
Spire Global, Inc. (A)(B)	3,578	35,744
Sterling Check Corp. (A)	5,288	88,415
Teleperformance SE	7,108	735,325
TriNet Group, Inc.	4,826	467,977
TrueBlue, Inc. (A)	5,056	39,892
Upwork, Inc. (A)	18,916	197,672
Verisk Analytics, Inc.	11,503	3,082,344
Verra Mobility Corp. (A)	25,112	698,365
Willdan Group, Inc. (A)	1,980	81,081
WNS Holdings, Ltd. (A)	6,853	361,222
Wolters Kluwer NV	32,472	5,477,105
		92,359,385
Trading companies and distributors – 1.1%
AddTech AB, B Shares	33,960	1,018,089
AerCap Holdings NV	25,348	2,400,963
Alta Equipment Group, Inc.	4,342	29,265
Applied Industrial Technologies, Inc.	12,513	2,792,026
Ashtead Group PLC	57,139	4,427,175
Beacon Roofing Supply, Inc. (A)	9,612	830,765
Beijer Ref AB	47,149	776,246
BlueLinx Holdings, Inc. (A)	1,281	135,043
Boise Cascade Company	5,969	841,510
Brenntag SE	16,979	1,267,355
Bunzl PLC	44,201	2,093,315
Core & Main, Inc., Class A (A)	34,089	1,513,552
Custom Truck One Source, Inc. (A)	9,487	32,730
Distribution Solutions Group, Inc. (A)	1,788	68,856
DNOW, Inc. (A)	16,467	212,918
DXP Enterprises, Inc. (A)	1,928	102,878
Fastenal Company	46,160	3,296,747
FTAI Aviation, Ltd.	15,280	2,030,712
GATX Corp.	11,679	1,546,884
Global Industrial, Inc.	2,236	75,957
GMS, Inc. (A)	5,996	543,058
H&E Equipment Services, Inc.	4,898	238,435
Herc Holdings, Inc.	4,259	679,012
Hudson Technologies, Inc. (A)	7,020	58,547
IMCD NV	7,446	1,293,480
ITOCHU Corp.	155,314	8,370,655
Karat Packaging, Inc.	1,121	29,023
Marubeni Corp.	186,175	3,075,954
McGrath RentCorp	3,714	391,010
Mitsubishi Corp.	436,834	9,077,344
Mitsui & Company, Ltd.	336,232	7,519,503
MonotaRO Company, Ltd.	32,754	546,173
MRC Global, Inc. (A)	12,875	164,028
MSC Industrial Direct Company, Inc., Class A	7,934	682,800
Reece, Ltd.	29,542	579,349
Rexel SA	29,569	857,106
Rush Enterprises, Inc., Class A	9,034	477,266
Rush Enterprises, Inc., Class B	1,485	71,206
Seven Group Holdings, Ltd.	26,590	785,268
Sumitomo Corp.	135,840	3,050,430
Titan Machinery, Inc. (A)	3,137	43,698
Toyota Tsusho Corp.	83,273	1,522,539
Transcat, Inc. (A)	1,372	165,696
United Rentals, Inc.	5,369	4,347,440
W.W. Grainger, Inc.	3,525	3,661,805
Watsco, Inc.	6,147	3,023,586
WESCO International, Inc.	7,905	1,327,882
Willis Lease Finance Corp.	445	66,220
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Xometry, Inc., Class A (A)	6,609	$121,407
		78,262,906
Transportation infrastructure – 0.1%
Aena SME SA (C)	9,800	2,152,819
Aeroports de Paris SA	4,526	581,262
Auckland International Airport, Ltd.	174,068	825,651
Getlink SE	39,525	704,994
Sky Harbour Group Corp. (A)	1,842	20,336
Transurban Group	404,027	3,650,417
		7,935,479
		914,967,033
Information technology – 20.7%
Communications equipment – 0.6%
ADTRAN Holdings, Inc. (A)	12,687	75,234
Applied Optoelectronics, Inc. (A)	5,643	80,751
Arista Networks, Inc. (A)	20,780	7,975,780
Aviat Networks, Inc. (A)	1,773	38,350
Calix, Inc. (A)	8,932	346,472
Ciena Corp. (A)	25,393	1,563,955
Cisco Systems, Inc.	322,348	17,155,361
Clearfield, Inc. (A)	1,912	74,492
CommScope Holding Company, Inc. (A)	31,956	195,251
Digi International, Inc. (A)	5,473	150,672
Extreme Networks, Inc. (A)	19,097	287,028
F5, Inc. (A)	4,725	1,040,445
Harmonic, Inc. (A)	16,808	244,893
Infinera Corp. (A)(B)	30,715	207,326
Juniper Networks, Inc.	26,203	1,021,393
Lumentum Holdings, Inc. (A)	11,998	760,433
Motorola Solutions, Inc.	13,447	6,046,175
NETGEAR, Inc. (A)	4,550	91,273
NetScout Systems, Inc. (A)	10,580	230,115
Nokia OYJ	696,801	3,042,350
Ribbon Communications, Inc. (A)	14,629	47,544
Telefonaktiebolaget LM Ericsson, B Shares (B)	362,480	2,739,062
Viasat, Inc. (A)	18,582	221,869
Viavi Solutions, Inc. (A)	33,807	304,939
		43,941,163
Electronic equipment, instruments and components – 1.1%
Advanced Energy Industries, Inc.	5,637	593,238
Amphenol Corp., Class A	96,844	6,310,355
Arlo Technologies, Inc. (A)	14,523	175,874
Arrow Electronics, Inc. (A)	9,355	1,242,625
Avnet, Inc.	15,569	845,552
Badger Meter, Inc.	4,412	963,625
Bel Fuse, Inc. Class A (B)	274	27,244
Bel Fuse, Inc., Class B	1,560	122,476
Belden, Inc.	13,343	1,562,866
Benchmark Electronics, Inc.	5,372	238,087
CDW Corp.	10,835	2,451,961
Climb Global Solutions, Inc.	690	68,683
Cognex Corp.	30,304	1,227,312
Coherent Corp. (A)	27,088	2,408,394
Corning, Inc.	62,157	2,806,389
Crane NXT Company	8,681	487,004
CTS Corp.	4,654	225,161
Daktronics, Inc. (A)	5,718	73,819
ePlus, Inc. (A)	3,949	388,345
Evolv Technologies Holdings, Inc. (A)	20,765	84,098
Fabrinet (A)	11,876	2,807,961
FARO Technologies, Inc. (A)	2,864	54,817
Halma PLC	49,606	1,734,497
Hamamatsu Photonics KK	36,670	478,477

231

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Hexagon AB, B Shares	271,281	$2,921,986
Ibiden Company, Ltd.	15,645	483,539
Insight Enterprises, Inc. (A)	4,182	900,761
IPG Photonics Corp. (A)	4,845	360,080
Iteris, Inc. (A)	7,745	55,299
Itron, Inc. (A)	6,901	737,096
Jabil, Inc.	8,665	1,038,327
Keyence Corp.	25,423	12,184,277
Keysight Technologies, Inc. (A)	14,073	2,236,622
Kimball Electronics, Inc. (A)	3,988	73,818
Knowles Corp. (A)	13,471	242,882
Kyocera Corp.	167,760	1,960,644
Lightwave Logic, Inc. (A)(B)	19,417	53,591
Littelfuse, Inc.	4,380	1,161,795
Methode Electronics, Inc.	5,626	67,287
MicroVision, Inc. (A)(B)	29,092	33,165
Mirion Technologies, Inc. (A)	30,514	337,790
Murata Manufacturing Company, Ltd.	221,085	4,374,987
Napco Security Technologies, Inc.	5,352	216,542
nLight, Inc. (A)	7,329	78,347
Novanta, Inc. (A)	11,777	2,107,141
Omron Corp.	22,906	1,047,255
OSI Systems, Inc. (A)	2,445	371,224
Ouster, Inc. (A)	6,676	42,059
PAR Technology Corp. (A)	5,509	286,909
PC Connection, Inc.	1,785	134,643
Plexus Corp. (A)	4,077	557,367
Powerfleet, Inc. (A)	14,331	71,655
Richardson Electronics, Ltd.	2,063	25,457
Rogers Corp. (A)	2,855	322,644
Sanmina Corp. (A)	8,040	550,338
ScanSource, Inc. (A)	3,778	181,457
Shimadzu Corp.	30,948	1,035,103
SmartRent, Inc. (A)	30,883	53,428
TD SYNNEX Corp.	13,440	1,613,875
TDK Corp.	253,990	3,244,552
TE Connectivity PLC	23,907	3,609,718
Teledyne Technologies, Inc. (A)	3,556	1,556,319
Trimble, Inc. (A)	19,689	1,222,490
TTM Technologies, Inc. (A)	15,277	278,805
Vishay Intertechnology, Inc.	39,016	737,793
Vishay Precision Group, Inc. (A)	1,906	49,365
Vontier Corp.	27,159	916,345
Yokogawa Electric Corp.	29,834	764,492
Zebra Technologies Corp., Class A (A)	4,146	1,535,347
		79,213,476
IT services – 0.9%
Accenture PLC, Class A	50,169	17,733,738
Akamai Technologies, Inc. (A)	12,280	1,239,666
Applied Digital Corp. (A)(B)	17,827	147,073
ASGN, Inc. (A)	14,707	1,371,134
Backblaze, Inc., Class A (A)	6,528	41,714
Bechtle AG	10,701	478,678
BigBear.ai Holdings, Inc. (A)(B)	16,021	23,391
BigCommerce Holdings, Inc., Series 1 (A)	11,058	64,689
Capgemini SE	20,298	4,382,349
Cognizant Technology Solutions Corp., Class A	40,086	3,093,837
Core Scientific, Inc. (A)	27,144	321,928
Couchbase, Inc. (A)	5,975	96,317
DigitalOcean Holdings, Inc. (A)	9,961	402,325
EPAM Systems, Inc. (A)	4,674	930,266
Fastly, Inc., Class A (A)	19,959	151,090
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Fujitsu, Ltd.	216,493	$4,450,968
Gartner, Inc. (A)	6,034	3,057,790
GoDaddy, Inc., Class A (A)	11,363	1,781,491
Grid Dynamics Holdings, Inc. (A)	8,870	124,180
IBM Corp.	74,060	16,373,185
Kyndryl Holdings, Inc. (A)	40,854	938,825
NEC Corp.	32,086	3,098,426
Nomura Research Institute, Ltd.	49,365	1,832,017
NTT Data Group Corp.	82,465	1,484,180
Obic Company, Ltd.	42,295	1,483,887
Otsuka Corp.	29,792	735,770
Perficient, Inc. (A)	5,255	396,647
Rackspace Technology, Inc. (A)	10,276	25,176
SCSK Corp.	20,435	423,703
Squarespace, Inc., Class A (A)	9,124	423,627
The Hackett Group, Inc.	3,984	104,660
Thoughtworks Holding, Inc. (A)	16,188	71,551
TIS, Inc.	27,781	709,158
Tucows, Inc., Class A (A)	1,314	27,449
Unisys Corp. (A)	10,544	59,890
VeriSign, Inc. (A)	6,349	1,206,056
Wix.com, Ltd. (A)	6,907	1,154,643
		70,441,474
Semiconductors and semiconductor equipment – 7.3%
ACM Research, Inc., Class A (A)	7,796	158,259
Advanced Micro Devices, Inc. (A)	129,542	21,255,251
Advantest Corp.	100,106	4,708,109
Aehr Test Systems (A)	4,284	55,049
Allegro MicroSystems, Inc. (A)	27,465	639,935
Alpha & Omega Semiconductor, Ltd. (A)	3,578	132,815
Ambarella, Inc. (A)	5,798	327,036
Amkor Technology, Inc.	20,027	612,826
Analog Devices, Inc.	39,469	9,084,580
Applied Materials, Inc.	66,376	13,411,271
ASM International NV	6,136	4,048,282
ASML Holding NV	52,211	43,432,234
Axcelis Technologies, Inc. (A)	4,927	516,596
BE Semiconductor Industries NV	10,073	1,284,715
Broadcom, Inc.	373,027	64,347,158
CEVA, Inc. (A)	3,741	90,345
Cirrus Logic, Inc. (A)	9,438	1,172,294
Cohu, Inc. (A)	7,066	181,596
Credo Technology Group Holding, Ltd. (A)	19,361	596,319
Diodes, Inc. (A)	6,928	444,016
Disco Corp.	12,036	3,170,616
Enphase Energy, Inc. (A)	10,970	1,239,829
First Solar, Inc. (A)	8,630	2,152,667
FormFactor, Inc. (A)	11,756	540,776
Ichor Holdings, Ltd. (A)	5,014	159,495
Impinj, Inc. (A)	3,440	744,829
Indie Semiconductor, Inc., Class A (A)	25,370	101,226
Infineon Technologies AG	170,635	5,990,636
Intel Corp.	343,211	8,051,730
KLA Corp.	10,855	8,406,221
Kokusai Electric Corp.	18,452	416,066
Kulicke & Soffa Industries, Inc.	8,121	366,501
Lam Research Corp.	10,390	8,479,071
Lasertec Corp.	10,472	1,745,961
Lattice Semiconductor Corp. (A)	24,344	1,291,936
MACOM Technology Solutions Holdings, Inc. (A)	10,205	1,135,408
MaxLinear, Inc. (A)	12,117	175,454
Microchip Technology, Inc.	42,072	3,377,961
Micron Technology, Inc.	89,279	9,259,125

232

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
MKS Instruments, Inc.	11,890	$1,292,562
Monolithic Power Systems, Inc.	3,924	3,627,738
Navitas Semiconductor Corp. (A)	19,907	48,772
NVE Corp.	779	62,219
NVIDIA Corp.	1,971,380	239,404,387
NXP Semiconductors NV	20,121	4,829,241
ON Semiconductor Corp. (A)	34,687	2,518,623
Onto Innovation, Inc. (A)	8,726	1,811,169
PDF Solutions, Inc. (A)	4,800	152,064
Photronics, Inc. (A)	9,284	229,872
Power Integrations, Inc.	18,646	1,195,582
Qorvo, Inc. (A)	7,784	804,087
Qualcomm, Inc.	89,311	15,187,336
Rambus, Inc. (A)	35,511	1,499,274
Renesas Electronics Corp.	219,978	3,192,465
Rohm Company, Ltd. (B)	44,844	505,198
SCREEN Holdings Company, Ltd.	10,619	746,743
Semtech Corp. (A)	9,882	451,212
Silicon Laboratories, Inc. (A)	10,521	1,215,912
SiTime Corp. (A)	2,810	481,943
SkyWater Technology, Inc. (A)	4,630	42,040
Skyworks Solutions, Inc.	12,936	1,277,689
SMART Global Holdings, Inc. (A)	7,871	164,897
STMicroelectronics NV	88,469	2,642,068
SUMCO Corp.	45,756	494,894
Synaptics, Inc. (A)	12,899	1,000,704
Teradyne, Inc.	12,586	1,685,643
Texas Instruments, Inc.	73,406	15,163,477
Tokyo Electron, Ltd.	58,544	10,440,481
Ultra Clean Holdings, Inc. (A)	6,740	269,128
Universal Display Corp.	7,797	1,636,590
Veeco Instruments, Inc. (A)	8,356	276,834
		537,655,038
Software – 6.6%
8x8, Inc. (A)	18,442	37,622
A10 Networks, Inc.	10,941	157,988
ACI Worldwide, Inc. (A)	15,844	806,460
Adeia, Inc.	16,716	199,088
Adobe, Inc. (A)	35,526	18,394,652
Agilysys, Inc. (A)	3,359	366,030
Alarm.com Holdings, Inc. (A)	7,277	397,834
Alkami Technology, Inc. (A)	6,754	213,021
Altair Engineering, Inc., Class A (A)	19,130	1,827,106
American Software, Inc., Class A	5,176	57,919
Amplitude, Inc., Class A (A)	12,436	111,551
ANSYS, Inc. (A)	7,038	2,242,518
Appfolio, Inc., Class A (A)	4,066	957,136
Appian Corp., Class A (A)	6,177	210,883
Arteris, Inc. (A)	4,406	34,014
Asana, Inc., Class A (A)	12,146	140,772
Aspen Technology, Inc. (A)	4,694	1,121,021
AudioEye, Inc. (A)(B)	1,145	26,163
Aurora Innovation, Inc. (A)	141,435	837,295
Autodesk, Inc. (A)	17,246	4,750,928
AvePoint, Inc. (A)	19,378	228,079
Bit Digital, Inc. (A)(B)	17,969	63,071
Blackbaud, Inc. (A)	13,302	1,126,413
Blackline, Inc. (A)	8,728	481,262
Blend Labs, Inc., Class A (A)	35,699	133,871
Box, Inc., Class A (A)	21,238	695,120
Braze, Inc., Class A (A)	9,984	322,883
c3.ai, Inc., Class A (A)(B)	12,556	304,232
Cadence Design Systems, Inc. (A)	21,940	5,946,398
Check Point Software Technologies, Ltd. (A)	11,603	2,237,174
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Cipher Mining, Inc. (A)	26,060	$100,852
CleanSpark, Inc. (A)	34,485	322,090
Clear Secure, Inc., Class A	13,313	441,193
Clearwater Analytics Holdings, Inc., Class A (A)	22,866	577,367
CommVault Systems, Inc. (A)	14,294	2,199,132
Consensus Cloud Solutions, Inc. (A)	2,790	65,705
Crowdstrike Holdings, Inc., Class A (A)	18,597	5,215,901
CS Disco, Inc. (A)	4,882	28,706
CyberArk Software, Ltd. (A)	5,638	1,644,097
Daily Journal Corp. (A)	216	105,862
Dassault Systemes SE	87,442	3,473,263
Dave, Inc. (A)	1,213	48,471
Digimarc Corp. (A)	2,400	64,512
Digital Turbine, Inc. (A)	15,662	48,082
Dolby Laboratories, Inc., Class A	10,545	807,009
Domo, Inc., Class B (A)	5,373	40,351
Dropbox, Inc., Class A (A)	41,922	1,066,076
Dynatrace, Inc. (A)	52,640	2,814,661
E2open Parent Holdings, Inc. (A)	31,823	140,339
Enfusion, Inc., Class A (A)	7,575	71,887
Envestnet, Inc. (A)	7,663	479,857
EverCommerce, Inc. (A)	3,459	35,835
Fair Isaac Corp. (A)	1,932	3,754,881
Fortinet, Inc. (A)	51,120	3,964,356
Freshworks, Inc., Class A (A)	31,264	358,911
Gen Digital, Inc.	44,424	1,218,550
Hut 8 Corp. (A)	12,206	149,646
Instructure Holdings, Inc. (A)	3,494	82,284
Intapp, Inc. (A)	5,946	284,397
InterDigital, Inc.	3,794	537,344
Intuit, Inc.	22,393	13,906,053
Jamf Holding Corp. (A)	12,607	218,731
Life360, Inc. (A)	963	37,894
LiveRamp Holdings, Inc. (A)	9,940	246,313
Manhattan Associates, Inc. (A)	10,822	3,045,094
MARA Holdings, Inc. (A)(B)	41,502	673,162
Matterport, Inc. (A)	41,046	184,707
MeridianLink, Inc. (A)	4,323	88,924
Microsoft Corp.	595,677	256,319,813
Mitek Systems, Inc. (A)	7,031	60,959
Monday.com, Ltd. (A)	4,878	1,354,962
N-able, Inc. (A)	11,088	144,809
NCR Voyix Corp. (A)	22,440	304,511
Nemetschek SE	7,546	784,330
NextNav, Inc. (A)	11,792	88,322
Nice, Ltd. (A)	8,292	1,441,652
Olo, Inc., Class A (A)	16,883	83,740
ON24, Inc. (A)	5,129	31,389
OneSpan, Inc. (A)	5,811	96,869
Ooma, Inc. (A)	4,153	47,303
Oracle Corp.	127,830	21,782,232
Oracle Corp. Japan	5,029	519,212
Pagaya Technologies, Ltd., Class A (A)(B)	7,188	75,977
PagerDuty, Inc. (A)	13,962	258,995
Palantir Technologies, Inc., Class A (A)	161,224	5,997,533
Palo Alto Networks, Inc. (A)	26,049	8,903,548
PowerSchool Holdings, Inc., Class A (A)	8,964	204,469
Progress Software Corp.	6,416	432,246
PROS Holdings, Inc. (A)	7,037	130,325
PTC, Inc. (A)	9,654	1,744,092
Q2 Holdings, Inc. (A)	8,893	709,395
Qualys, Inc. (A)	12,108	1,555,394
Rapid7, Inc. (A)	9,429	376,123

233

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Red Violet, Inc. (A)	1,792	$50,982
ReposiTrak, Inc.	1,964	36,275
Riot Platforms, Inc. (A)	43,101	319,809
Roper Technologies, Inc.	8,630	4,802,077
Salesforce, Inc.	77,617	21,244,549
SAP SE	136,442	31,208,720
Sapiens International Corp. NV	4,734	176,436
SEMrush Holdings, Inc., Class A (A)	5,645	88,683
ServiceNow, Inc. (A)	16,528	14,782,478
SolarWinds Corp.	8,409	109,737
SoundHound AI, Inc., Class A (A)(B)	43,207	201,345
SoundThinking, Inc. (A)	1,878	21,766
Sprinklr, Inc., Class A (A)	19,524	150,921
Sprout Social, Inc., Class A (A)	7,592	220,699
SPS Commerce, Inc. (A)	5,610	1,089,294
Synopsys, Inc. (A)	12,298	6,227,584
Telos Corp. (A)	8,725	31,323
Temenos AG	7,858	550,170
Tenable Holdings, Inc. (A)	17,873	724,214
Teradata Corp. (A)	16,981	515,204
TeraWulf, Inc. (A)	35,037	163,973
The Sage Group PLC	131,097	1,800,778
Trend Micro, Inc.	16,570	983,849
Tyler Technologies, Inc. (A)	3,423	1,998,074
Varonis Systems, Inc. (A)	16,569	936,149
Verint Systems, Inc. (A)	9,360	237,089
Vertex, Inc., Class A (A)	8,293	319,363
Viant Technology, Inc., Class A (A)	2,492	27,586
Weave Communications, Inc. (A)	6,193	79,270
WiseTech Global, Ltd.	21,785	2,062,961
Workiva, Inc. (A)	7,665	606,455
Xero, Ltd. (A)	18,949	1,958,680
Xperi, Inc. (A)	6,949	64,209
Yext, Inc. (A)	16,242	112,395
Zeta Global Holdings Corp., Class A (A)	26,913	802,815
Zuora, Inc., Class A (A)	21,271	183,356
		491,308,467
Technology hardware, storage and peripherals – 4.2%
Apple, Inc.	1,218,456	283,900,248
Brother Industries, Ltd.	30,312	594,492
Canon, Inc.	121,992	4,017,839
CompoSecure, Inc., Class A (B)	3,783	53,038
Corsair Gaming, Inc. (A)	7,172	49,917
CPI Card Group, Inc. (A)	830	23,099
Dell Technologies, Inc., Class C	22,994	2,725,709
Diebold Nixdorf, Inc. (A)	3,831	171,092
Eastman Kodak Company (A)	9,308	43,934
FUJIFILM Holdings Corp.	146,276	3,786,636
Hewlett Packard Enterprise Company	104,810	2,144,413
HP, Inc.	78,231	2,806,146
Immersion Corp.	4,705	41,969
IonQ, Inc. (A)(B)	30,385	265,565
Logitech International SA	20,357	1,823,188
NetApp, Inc.	16,639	2,055,083
Pure Storage, Inc., Class A (A)	54,595	2,742,853
Ricoh Company, Ltd.	71,677	777,875
Seagate Technology Holdings PLC	16,876	1,848,428
Seiko Epson Corp.	37,731	697,972
Super Micro Computer, Inc. (A)	4,060	1,690,584
Turtle Beach Corp. (A)	2,629	40,329
Western Digital Corp. (A)	26,325	1,797,734
Xerox Holdings Corp.	17,803	184,795
		314,282,938
		1,536,842,556
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Materials – 4.0%
Chemicals – 2.0%
AdvanSix, Inc.	4,161	$126,411
Air Liquide SA	75,539	14,587,334
Air Products & Chemicals, Inc.	17,923	5,336,394
Akzo Nobel NV	22,295	1,574,944
Albemarle Corp.	9,475	897,377
American Vanguard Corp.	4,333	22,965
Arcadium Lithium PLC (A)	355,240	1,012,434
Arkema SA	7,354	700,458
Asahi Kasei Corp.	163,923	1,242,763
Ashland, Inc.	8,629	750,464
ASP Isotopes, Inc. (A)	8,004	22,251
Aspen Aerogels, Inc. (A)	8,930	247,272
Avient Corp.	29,695	1,494,252
Axalta Coating Systems, Ltd. (A)	38,751	1,402,399
Balchem Corp.	4,893	861,168
BASF SE	116,620	6,181,191
Cabot Corp.	17,840	1,993,977
Celanese Corp.	9,004	1,224,184
CF Industries Holdings, Inc.	14,736	1,264,349
Clariant AG (A)	28,191	427,266
Core Molding Technologies, Inc. (A)	1,258	21,650
Corteva, Inc.	54,205	3,186,712
Covestro AG (A)(C)	24,695	1,539,005
Croda International PLC	17,333	979,353
Dow, Inc.	56,695	3,097,248
DSM-Firmenich AG	24,300	3,353,575
DuPont de Nemours, Inc.	33,708	3,003,720
Eastman Chemical Company	9,485	1,061,846
Ecolab, Inc.	20,491	5,231,967
Ecovyst, Inc. (A)	17,984	123,190
EMS-Chemie Holding AG	917	770,492
Evonik Industries AG	33,489	783,956
FMC Corp.	10,063	663,554
Givaudan SA	1,206	6,616,771
Hawkins, Inc.	2,943	375,144
HB Fuller Company	8,212	651,869
ICL Group, Ltd.	101,129	430,443
Ingevity Corp. (A)	5,604	218,556
Innospec, Inc.	3,756	424,766
International Flavors & Fragrances, Inc.	20,587	2,160,194
Intrepid Potash, Inc. (A)	1,709	41,016
Koppers Holdings, Inc.	3,212	117,334
Kronos Worldwide, Inc.	3,899	48,543
Linde PLC	38,513	18,365,309
LSB Industries, Inc. (A)	8,824	70,945
LyondellBasell Industries NV, Class A	20,739	1,988,870
Mativ Holdings, Inc.	8,360	142,036
Minerals Technologies, Inc.	4,792	370,086
Mitsubishi Chemical Group Corp.	177,136	1,139,415
Mitsui Chemicals, Inc.	22,307	595,866
NewMarket Corp.	1,356	748,363
Nippon Paint Holdings Company, Ltd.	123,896	943,583
Nippon Sanso Holdings Corp.	22,636	830,808
Nitto Denko Corp.	92,345	1,554,006
Novonesis A/S, B Shares	46,042	3,314,813
OCI NV	13,808	393,659
Olin Corp.	20,762	996,161
Orica, Ltd.	63,635	812,870
Orion SA	8,805	156,817
Perimeter Solutions SA (A)	20,302	273,062
PPG Industries, Inc.	18,080	2,394,877
PureCycle Technologies, Inc. (A)(B)	19,192	182,324
Quaker Chemical Corp.	2,129	358,715
Rayonier Advanced Materials, Inc. (A)	9,790	83,802

234

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
RPM International, Inc.	22,758	$2,753,718
Sensient Technologies Corp.	6,418	514,852
Shin-Etsu Chemical Company, Ltd.	235,392	9,837,122
Sika AG	19,920	6,602,793
Stepan Company	3,266	252,299
Syensqo SA	9,684	858,175
Symrise AG	17,350	2,401,056
The Chemours Company	26,376	535,960
The Mosaic Company	25,912	693,923
The Scotts Miracle-Gro Company	7,530	652,851
The Sherwin-Williams Company	18,502	7,061,658
Toray Industries, Inc.	181,199	1,070,127
Tronox Holdings PLC	18,140	265,388
Westlake Corp.	5,908	887,913
Yara International ASA	21,634	683,489
		147,058,468
Construction materials – 0.3%
Eagle Materials, Inc.	5,940	1,708,641
Heidelberg Materials AG	17,842	1,943,703
Holcim, Ltd. (A)	68,103	6,669,520
James Hardie Industries PLC, CHESS Depositary Interest (A)	56,372	2,240,090
Knife River Corp. (A)	18,515	1,655,056
Martin Marietta Materials, Inc.	4,756	2,559,917
Smith-Midland Corp. (A)	742	24,775
Summit Materials, Inc., Class A (A)	18,064	705,038
United States Lime & Minerals, Inc.	1,592	155,475
Vulcan Materials Company	10,663	2,670,335
		20,332,550
Containers and packaging – 0.3%
Amcor PLC	116,528	1,320,262
AptarGroup, Inc.	11,731	1,879,189
Ardagh Metal Packaging SA	23,619	89,044
Avery Dennison Corp.	6,495	1,433,836
Ball Corp.	23,307	1,582,778
Berry Global Group, Inc.	20,250	1,376,595
Crown Holdings, Inc.	21,062	2,019,425
Graphic Packaging Holding Company	53,030	1,569,158
Greif, Inc., Class A	8,036	503,536
Greif, Inc., Class B	883	61,660
International Paper Company	28,003	1,367,947
Myers Industries, Inc.	5,925	81,884
O-I Glass, Inc. (A)	23,467	307,887
Packaging Corp. of America	7,187	1,548,080
Pactiv Evergreen, Inc.	6,449	74,228
Ranpak Holdings Corp. (A)	6,950	45,384
SIG Group AG (A)	39,959	890,881
Silgan Holdings, Inc.	14,340	752,850
Smurfit WestRock PLC	39,477	1,950,953
Sonoco Products Company	17,362	948,486
TriMas Corp.	6,513	166,277
		19,970,340
Metals and mining – 1.3%
1911 Gold Corp. (A)	3,149	285
Alcoa Corp.	45,649	1,761,138
Alpha Metallurgical Resources, Inc.	1,668	393,948
Anglo American PLC	166,033	5,397,018
Antofagasta PLC	51,526	1,388,875
ArcelorMittal SA	61,287	1,604,777
Arch Resources, Inc.	2,663	367,920
BHP Group, Ltd.	662,660	20,573,042
BlueScope Steel, Ltd.	57,501	877,748
Boliden AB	35,737	1,212,875
Caledonia Mining Corp. PLC	2,885	43,160
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Carpenter Technology Corp.	7,149	$1,140,837
Century Aluminum Company (A)	8,141	132,128
Cleveland-Cliffs, Inc. (A)	82,703	1,056,117
Coeur Mining, Inc. (A)	60,002	412,814
Commercial Metals Company	37,740	2,074,190
Compass Minerals International, Inc.	5,294	63,634
Constellium SE (A)	19,551	317,899
Contango ORE, Inc. (A)	1,679	32,338
Dakota Gold Corp. (A)	11,108	26,215
Endeavour Mining PLC	23,990	567,730
Fortescue, Ltd.	221,269	3,120,907
Freeport-McMoRan, Inc.	115,814	5,781,435
Glencore PLC (A)	1,355,055	7,759,925
Haynes International, Inc.	1,828	108,839
Hecla Mining Company	87,728	585,146
i-80 Gold Corp. (A)(B)	50,411	58,477
Ivanhoe Electric, Inc. (A)	13,175	111,461
JFE Holdings, Inc.	75,198	1,010,977
Kaiser Aluminum Corp.	2,402	174,193
Lifezone Metals, Ltd. (A)	5,640	39,480
Materion Corp.	3,099	346,654
Metallus, Inc. (A)	6,592	97,759
Metals Acquisition, Ltd., Class A (A)(B)	8,481	117,462
Mineral Resources, Ltd.	23,110	823,953
Newmont Corp.	90,818	4,854,222
Nippon Steel Corp.	113,130	2,535,483
Norsk Hydro ASA	183,752	1,187,039
Northern Star Resources, Ltd.	150,156	1,644,846
Novagold Resources, Inc. (A)	37,424	153,438
Nucor Corp.	19,330	2,906,072
Olympic Steel, Inc.	1,478	57,642
Pan American Silver Corp., CVR (A)	54,671	23,235
Perpetua Resources Corp. (A)	6,125	57,269
Piedmont Lithium, Inc. (A)	2,979	26,602
Pilbara Minerals, Ltd. (A)(B)	373,643	840,427
Radius Recycling, Inc.	4,158	77,089
Ramaco Resources, Inc. (A)	4,340	50,778
Reliance, Inc.	9,721	2,811,410
Rio Tinto PLC	147,300	10,456,474
Rio Tinto, Ltd.	48,505	4,290,044
Royal Gold, Inc.	11,616	1,629,725
Ryerson Holding Corp.	4,472	89,038
South32, Ltd.	591,802	1,517,920
SSR Mining, Inc.	31,350	178,068
Steel Dynamics, Inc.	10,917	1,376,415
Sumitomo Metal Mining Company, Ltd.	32,299	969,305
SunCoke Energy, Inc.	12,844	111,486
Tredegar Corp. (A)	5,005	36,486
U.S. Steel Corp.	39,533	1,396,701
Universal Stainless & Alloy Products, Inc. (A)	1,406	54,314
voestalpine AG	13,997	363,702
Warrior Met Coal, Inc.	7,883	503,724
Worthington Steel, Inc.	4,996	169,914
		99,950,224
Paper and forest products – 0.1%
Clearwater Paper Corp. (A)	2,487	70,979
Holmen AB, B Shares	9,960	431,223
Louisiana-Pacific Corp.	11,052	1,187,648
Mondi PLC	57,677	1,100,217
Resolute Forest Products, Inc. (A)(D)	7,217	10,248
Stora Enso OYJ, R Shares	76,059	973,104
Svenska Cellulosa AB SCA, B Shares	79,183	1,154,429
Sylvamo Corp.	5,339	458,353

235

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Paper and forest products (continued)
UPM-Kymmene OYJ	69,740	$2,334,505
		7,720,706
		295,032,288
Real estate – 2.8%
Diversified REITs – 0.1%
Alexander & Baldwin, Inc.	11,316	217,267
Alpine Income Property Trust, Inc.	2,145	39,039
American Assets Trust, Inc.	7,326	195,751
Armada Hoffler Properties, Inc.	10,430	112,957
Broadstone Net Lease, Inc.	28,297	536,228
Covivio SA	7,293	443,823
CTO Realty Growth, Inc.	3,727	70,888
Empire State Realty Trust, Inc., Class A	20,305	224,979
Essential Properties Realty Trust, Inc.	25,982	887,285
Gladstone Commercial Corp.	6,358	103,254
Global Net Lease, Inc.	31,013	261,129
Land Securities Group PLC	92,463	806,012
Mirvac Group	515,575	762,618
NexPoint Diversified Real Estate Trust	6,605	41,281
One Liberty Properties, Inc.	2,510	69,125
Stockland	311,912	1,125,020
The GPT Group	250,296	858,220
WP Carey, Inc.	38,670	2,409,141
		9,164,017
Health care REITs – 0.2%
Alexandria Real Estate Equities, Inc.	12,690	1,506,938
American Healthcare REIT, Inc.	9,609	250,795
CareTrust REIT, Inc.	21,074	650,344
Community Healthcare Trust, Inc.	4,222	76,629
Diversified Healthcare Trust	33,490	140,323
Global Medical REIT, Inc.	9,714	96,266
Healthcare Realty Trust, Inc.	64,147	1,164,268
Healthpeak Properties, Inc.	56,740	1,297,644
LTC Properties, Inc.	6,236	228,799
National Health Investors, Inc.	6,289	528,653
Omega Healthcare Investors, Inc.	45,560	1,854,292
Sabra Health Care REIT, Inc.	75,971	1,413,820
Universal Health Realty Income Trust	2,082	95,252
Ventas, Inc.	32,634	2,092,818
Welltower, Inc.	46,233	5,919,211
		17,316,052
Hotel and resort REITs – 0.1%
Apple Hospitality REIT, Inc.	33,257	493,866
Braemar Hotels & Resorts, Inc.	11,014	34,033
Chatham Lodging Trust	7,513	64,011
DiamondRock Hospitality Company	32,523	283,926
Host Hotels & Resorts, Inc.	56,843	1,000,437
Park Hotels & Resorts, Inc.	36,916	520,516
Pebblebrook Hotel Trust	17,833	235,931
RLJ Lodging Trust	22,221	203,989
Ryman Hospitality Properties, Inc.	8,793	942,961
Service Properties Trust	25,685	117,124
Summit Hotel Properties, Inc.	16,440	112,778
Sunstone Hotel Investors, Inc.	30,363	313,346
Xenia Hotels & Resorts, Inc.	15,268	225,508
		4,548,426
Industrial REITs – 0.4%
CapitaLand Ascendas REIT	488,339	1,081,369
EastGroup Properties, Inc.	8,596	1,605,905
First Industrial Realty Trust, Inc.	23,385	1,309,092
Goodman Group	223,337	5,697,105
Industrial Logistics Properties Trust	10,226	48,676
Innovative Industrial Properties, Inc.	4,249	571,915
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial REITs (continued)
LXP Industrial Trust	43,168	$433,838
Nippon Prologis REIT, Inc.	297	508,742
Plymouth Industrial REIT, Inc.	6,253	141,318
Prologis, Inc.	73,746	9,312,645
Rexford Industrial Realty, Inc.	38,707	1,947,349
Segro PLC	167,868	1,967,497
STAG Industrial, Inc.	32,179	1,257,877
Terreno Realty Corp.	14,222	950,456
Warehouses De Pauw CVA	23,394	624,264
		27,458,048
Office REITs – 0.1%
Brandywine Realty Trust	26,483	144,068
BXP, Inc.	11,649	937,279
City Office REIT, Inc.	6,904	40,319
COPT Defense Properties	36,830	1,117,054
Cousins Properties, Inc.	26,883	792,511
Dexus	140,537	733,276
Douglas Emmett, Inc.	24,167	424,614
Easterly Government Properties, Inc.	14,796	200,930
Equity Commonwealth (A)	15,596	310,360
Franklin Street Properties Corp.	17,768	31,449
Gecina SA	6,011	692,103
Hudson Pacific Properties, Inc.	21,238	101,518
Japan Real Estate Investment Corp.	167	663,925
JBG SMITH Properties	12,495	218,413
Kilroy Realty Corp.	18,668	722,452
NET Lease Office Properties	2,260	69,201
Nippon Building Fund, Inc.	1,000	916,326
Orion Office REIT, Inc.	9,735	38,940
Paramount Group, Inc.	28,624	140,830
Peakstone Realty Trust	5,635	76,805
Piedmont Office Realty Trust, Inc., Class A	18,747	189,345
Postal Realty Trust, Inc., Class A	2,904	42,515
SL Green Realty Corp.	9,816	683,292
Vornado Realty Trust	29,283	1,153,750
		10,441,275
Real estate management and development – 0.5%
Anywhere Real Estate, Inc. (A)	15,205	77,241
Azrieli Group, Ltd.	5,545	386,685
CapitaLand Investment, Ltd.	305,924	739,654
CBRE Group, Inc., Class A (A)	24,316	3,026,856
CK Asset Holdings, Ltd.	251,530	1,095,057
Compass, Inc., Class A (A)	57,435	350,928
CoStar Group, Inc. (A)	32,922	2,483,636
Cushman & Wakefield PLC (A)	34,672	472,579
Daito Trust Construction Company, Ltd.	7,654	932,303
Daiwa House Industry Company, Ltd.	73,230	2,304,986
DigitalBridge Group, Inc.	24,186	341,748
eXp World Holdings, Inc. (B)	12,439	175,266
Fastighets AB Balder, B Shares (A)	86,600	761,584
Forestar Group, Inc. (A)	2,865	92,740
FRP Holdings, Inc. (A)	2,303	68,768
Henderson Land Development Company, Ltd.	189,783	600,994
Hongkong Land Holdings, Ltd.	144,163	529,710
Hulic Company, Ltd.	50,168	510,684
Jones Lang LaSalle, Inc. (A)	8,387	2,262,896
Kennedy-Wilson Holdings, Inc.	17,945	198,292
LEG Immobilien SE	9,730	1,018,668
Marcus & Millichap, Inc.	3,743	148,335
Maui Land & Pineapple Company, Inc. (A)	1,373	30,824
Mitsubishi Estate Company, Ltd.	149,497	2,361,199
Mitsui Fudosan Company, Ltd.	348,882	3,287,464

236

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Newmark Group, Inc., Class A	20,062	$311,563
Nomura Real Estate Holdings, Inc.	14,373	387,253
Opendoor Technologies, Inc. (A)	94,702	189,404
RE/MAX Holdings, Inc., Class A (A)	2,777	34,574
Redfin Corp. (A)	18,048	226,141
Sagax AB, Class B	28,713	817,714
Sino Land Company, Ltd.	508,600	555,436
Star Holdings (A)	2,757	38,157
Stratus Properties, Inc. (A)	1,079	28,043
Sumitomo Realty & Development Company, Ltd.	37,324	1,263,437
Sun Hung Kai Properties, Ltd.	189,317	2,051,222
Swiss Prime Site AG	10,101	1,132,057
Tejon Ranch Company (A)	3,829	67,199
The Real Brokerage, Inc. (A)	14,829	82,301
The RMR Group, Inc., Class A	2,429	61,648
The St. Joe Company	5,474	319,189
The Wharf Holdings, Ltd.	139,757	396,838
Vonovia SE	96,765	3,532,555
Wharf Real Estate Investment Company, Ltd.	218,195	762,009
		36,515,837
Residential REITs – 0.3%
American Homes 4 Rent, Class A	55,597	2,134,369
Apartment Investment and Management Company, Class A (A)	21,986	198,753
AvalonBay Communities, Inc.	11,448	2,578,662
BRT Apartments Corp.	2,206	38,781
Camden Property Trust	8,589	1,060,999
Centerspace	2,259	159,192
Elme Communities	13,354	234,897
Equity LifeStyle Properties, Inc.	32,958	2,351,224
Equity Residential	26,322	1,959,936
Essex Property Trust, Inc.	5,177	1,529,389
Independence Realty Trust, Inc.	73,714	1,511,137
Invitation Homes, Inc.	43,239	1,524,607
Mid-America Apartment Communities, Inc.	9,419	1,496,679
NexPoint Residential Trust, Inc.	3,432	151,042
UDR, Inc.	24,425	1,107,430
UMH Properties, Inc.	10,012	196,936
Veris Residential, Inc.	12,110	216,285
		18,450,318
Retail REITs – 0.4%
Acadia Realty Trust	15,290	359,009
Agree Realty Corp.	17,740	1,336,354
Alexander's, Inc.	354	85,795
Brixmor Property Group, Inc.	53,248	1,483,489
CapitaLand Integrated Commercial Trust	703,982	1,157,122
CBL & Associates Properties, Inc.	3,504	88,301
Federal Realty Investment Trust	6,019	692,004
Getty Realty Corp.	7,512	238,957
InvenTrust Properties Corp.	10,367	294,112
Kimco Realty Corp.	53,806	1,249,375
Kite Realty Group Trust	71,651	1,903,051
Klepierre SA	28,112	921,116
Link REIT	333,697	1,663,566
NETSTREIT Corp.	11,586	191,517
NNN REIT, Inc.	32,453	1,573,646
Phillips Edison & Company, Inc.	18,560	699,898
Realty Income Corp.	70,205	4,452,401
Regency Centers Corp.	13,258	957,625
Retail Opportunity Investments Corp.	18,828	296,164
Saul Centers, Inc.	1,866	78,297
Scentre Group	678,799	1,706,429
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail REITs (continued)
Simon Property Group, Inc.	24,421	$4,127,637
SITE Centers Corp.	7,041	425,981
Tanger, Inc.	15,901	527,595
The Macerich Company	32,746	597,287
Unibail-Rodamco-Westfield (A)	15,478	1,355,605
Urban Edge Properties	18,411	393,811
Vicinity, Ltd.	505,595	770,340
Whitestone REIT	7,382	99,878
		29,726,362
Specialized REITs – 0.7%
American Tower Corp.	37,649	8,755,651
Crown Castle, Inc.	35,032	4,155,846
CubeSmart	39,793	2,142,057
Digital Realty Trust, Inc.	24,546	3,972,279
EPR Properties	13,380	656,155
Equinix, Inc.	7,652	6,792,145
Extra Space Storage, Inc.	17,070	3,075,843
Farmland Partners, Inc.	7,117	74,373
Four Corners Property Trust, Inc.	14,061	412,128
Gaming and Leisure Properties, Inc.	48,485	2,494,553
Gladstone Land Corp.	5,135	71,377
Iron Mountain, Inc.	23,633	2,808,309
Lamar Advertising Company, Class A	15,529	2,074,674
National Storage Affiliates Trust	12,346	595,077
Outfront Media, Inc.	22,407	411,841
PotlatchDeltic Corp.	24,714	1,113,366
Public Storage	12,751	4,639,706
Rayonier, Inc.	23,692	762,409
Safehold, Inc.	7,833	205,460
SBA Communications Corp.	8,662	2,084,943
Uniti Group, Inc.	37,026	208,827
VICI Properties, Inc.	84,107	2,801,604
Weyerhaeuser Company	58,776	1,990,155
		52,298,778
		205,919,113
Utilities – 2.7%
Electric utilities – 1.5%
Acciona SA	3,226	457,694
ALLETE, Inc.	18,886	1,212,292
Alliant Energy Corp.	20,671	1,254,523
American Electric Power Company, Inc.	42,498	4,360,295
BKW AG	2,760	500,494
Chubu Electric Power Company, Inc.	84,187	989,379
CK Infrastructure Holdings, Ltd.	82,306	559,922
CLP Holdings, Ltd.	214,574	1,875,894
Constellation Energy Corp.	24,845	6,460,197
Duke Energy Corp.	61,238	7,060,741
Edison International	31,020	2,701,532
EDP SA	410,020	1,870,016
Elia Group SA/NV	3,842	439,102
Endesa SA	41,502	906,686
Enel SpA	1,062,725	8,488,831
Entergy Corp.	17,216	2,265,798
Evergy, Inc.	18,537	1,149,479
Eversource Energy	28,400	1,932,620
Exelon Corp.	80,625	3,269,344
FirstEnergy Corp.	39,135	1,735,637
Fortum OYJ	58,620	964,608
Genie Energy, Ltd., B Shares	2,017	32,776
Hawaiian Electric Industries, Inc. (A)	17,113	165,654
Iberdrola SA	798,017	12,336,644
IDACORP, Inc.	9,410	970,077
Mercury NZ, Ltd.	91,076	374,104
MGE Energy, Inc.	5,551	507,639

237

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
NextEra Energy, Inc.	164,288	$13,887,265
NRG Energy, Inc.	16,808	1,531,209
OGE Energy Corp.	35,493	1,455,923
Origin Energy, Ltd.	225,098	1,559,273
Otter Tail Corp.	6,281	490,923
PG&E Corp.	172,294	3,406,252
Pinnacle West Capital Corp.	9,155	811,041
Portland General Electric Company	33,401	1,599,908
Power Assets Holdings, Ltd.	180,998	1,153,765
PPL Corp.	59,478	1,967,532
Redeia Corp. SA	53,024	1,030,843
SSE PLC	142,876	3,601,104
Terna - Rete Elettrica Nazionale	183,841	1,655,825
The Kansai Electric Power Company, Inc.	91,994	1,524,604
The Southern Company	88,155	7,949,818
Tokyo Electric Power Company Holdings, Inc. (A)	199,480	884,707
TXNM Energy, Inc.	29,585	1,294,935
Verbund AG	8,897	736,119
Xcel Energy, Inc.	44,797	2,925,244
		114,308,268
Gas utilities – 0.2%
APA Group	167,690	897,432
Atmos Energy Corp.	12,164	1,687,268
Brookfield Infrastructure Corp., Class A	18,187	789,861
Chesapeake Utilities Corp.	3,339	414,604
Hong Kong & China Gas Company, Ltd.	1,462,892	1,194,865
National Fuel Gas Company	16,143	978,427
New Jersey Resources Corp.	32,149	1,517,433
Northwest Natural Holding Company	5,851	238,838
ONE Gas, Inc.	18,468	1,374,389
Osaka Gas Company, Ltd.	48,205	1,087,124
RGC Resources, Inc.	1,604	36,202
Snam SpA	263,484	1,342,119
Southwest Gas Holdings, Inc.	19,765	1,457,866
Spire, Inc.	18,554	1,248,499
Tokyo Gas Company, Ltd.	47,092	1,096,919
UGI Corp.	37,935	949,134
		16,310,980
Independent power and renewable electricity producers – 0.2%
Altus Power, Inc. (A)	11,971	38,068
EDP Renovaveis SA	40,761	711,231
Meridian Energy, Ltd.	169,113	637,592
Montauk Renewables, Inc. (A)	10,806	56,299
Ormat Technologies, Inc.	17,647	1,357,760
Orsted A/S (A)(C)	24,718	1,637,131
RWE AG	82,614	3,009,859
Sunnova Energy International, Inc. (A)(B)	16,671	162,376
The AES Corp.	57,296	1,149,358
Vistra Corp.	27,584	3,269,807
		12,029,481
Multi-utilities – 0.7%
Ameren Corp.	21,500	1,880,390
Avista Corp.	11,845	458,994
Black Hills Corp.	22,514	1,376,056
CenterPoint Energy, Inc.	51,576	1,517,366
Centrica PLC	685,186	1,071,728
CMS Energy Corp.	24,076	1,700,488
Consolidated Edison, Inc.	27,883	2,903,457
Dominion Energy, Inc.	67,578	3,905,333
DTE Energy Company	16,684	2,142,392
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
E.ON SE	293,356	$4,368,638
Engie SA	238,653	4,126,832
National Grid PLC	628,716	8,690,739
NiSource, Inc.	36,144	1,252,390
Northwestern Energy Group, Inc.	19,902	1,138,792
Public Service Enterprise Group, Inc.	40,157	3,582,406
Sembcorp Industries, Ltd.	116,781	502,010
Sempra	51,022	4,266,970
Unitil Corp.	2,521	152,722
Veolia Environnement SA	90,137	2,967,604
WEC Energy Group, Inc.	25,462	2,448,935
		50,454,242
Water utilities – 0.1%
American States Water Company	5,642	469,922
American Water Works Company, Inc.	15,707	2,296,992
Cadiz, Inc. (A)	7,903	23,946
California Water Service Group	8,726	473,124
Consolidated Water Company, Ltd.	2,332	58,790
Essential Utilities, Inc.	44,489	1,715,941
Global Water Resources, Inc.	2,265	28,516
Middlesex Water Company	2,740	178,758
Pure Cycle Corp. (A)	4,330	46,634
Severn Trent PLC	35,267	1,248,575
SJW Group	4,846	281,601
The York Water Company	2,296	86,008
United Utilities Group PLC	89,098	1,249,183
		8,157,990
		201,260,961
TOTAL COMMON STOCKS (Cost $3,291,581,269)		$7,103,182,922
PREFERRED SECURITIES – 0.1%
Consumer discretionary – 0.1%
Automobiles – 0.1%
Bayerische Motoren Werke AG	7,699	638,919
Dr. Ing. h.c. F. Porsche AG (C)	14,879	1,189,040
Porsche Automobil Holding SE	20,008	916,707
Volkswagen AG	26,944	2,861,788
		5,606,454
Consumer staples – 0.0%
Household products – 0.0%
Henkel AG & Company KGaA	22,115	2,078,803
Health care – 0.0%
Life sciences tools and services – 0.0%
Sartorius AG	3,424	962,758
TOTAL PREFERRED SECURITIES (Cost $9,665,676)		$8,648,015
WARRANTS – 0.0%
Chord Energy Corp. (Expiration Date: 9-1-25; Strike Price: $133.70) (A)	458	5,904
Danimer Scientific, Inc. (Expiration Date: 7-15-25; Strike Price: $5.00) (A)	4,269	342
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)	480	2,597
TOTAL WARRANTS (Cost $5,036)		$8,843

238

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 4.0%
Short-term funds – 4.0%
John Hancock Collateral Trust, 4.8110% (E)(F)	29,329,902	$293,375,277
TOTAL SHORT-TERM INVESTMENTS (Cost $293,307,013)		$293,375,277
Total Investments (Strategic Equity Allocation Trust) (Cost $3,594,558,994) – 99.9%		$7,405,215,057
Other assets and liabilities, net – 0.1%		8,338,601
TOTAL NET ASSETS – 100.0%		$7,413,553,658
Security Abbreviations and Legend
ADR	American Depositary Receipt
Strategic Equity Allocation Trust (continued)
CVR	Contingent Value Right
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-24. The value of securities on loan amounted to $26,077,997.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 9-30-24.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $27,242,438.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
MSCI EAFE Index Futures	882	Long	Dec 2024	$107,355,605	$109,711,980	$2,356,375
Russell 2000 E-Mini Index Futures	91	Long	Dec 2024	9,826,310	10,233,860	407,550
S&P 500 E-Mini Index Futures	568	Long	Dec 2024	160,837,187	165,124,700	4,287,513
S&P Mid 400 E-Mini Index Futures	57	Long	Dec 2024	17,192,318	17,947,020	754,702
						$7,806,140

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Strategic Income Opportunities Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 13.2%
U.S. Government – 7.9%
U.S. Treasury Bonds
2.000%, 02/15/2050	$1,368,000	$891,391
2.375%, 02/15/2042	975,000	759,357
2.750%, 11/15/2042	995,000	815,939
3.000%, 02/15/2049 to 08/15/2052	6,935,000	5,608,671
3.625%, 02/15/2053	1,030,000	936,576
U.S. Treasury Notes
0.750%, 11/15/2024	2,450,000	2,437,766
1.500%, 01/31/2027	3,402,000	3,242,398
1.875%, 02/15/2032	2,214,000	1,955,239
2.625%, 05/31/2027	1,015,000	990,259
2.750%, 08/15/2032	3,775,000	3,527,561
2.875%, 05/15/2032	9,235,000	8,729,240
3.500%, 02/15/2033	4,415,000	4,338,082
		34,232,479
U.S. Government Agency – 5.3%
Federal Home Loan Mortgage Corp.
4.500%, 07/01/2052 to 05/01/2053	7,205,249	7,153,158
5.000%, 08/01/2052 to 11/01/2052	2,930,966	2,957,050
Federal National Mortgage Association
4.500%, 07/01/2052 to 09/01/2052	5,181,230	5,141,047
5.000%, 09/01/2052 to 05/01/2054	4,561,536	4,588,675
Government National Mortgage Association
3.500%, 06/20/2052	1,642,133	1,544,254
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
4.000%, 08/20/2052 to 11/20/2052		$1,671,750	$1,617,561
			23,001,745
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $58,095,289)			$57,234,224
FOREIGN GOVERNMENT OBLIGATIONS – 24.5%
Australia – 2.5%
Airservices Australia
2.200%, 05/15/2030	AUD	1,240,000	756,618
5.400%, 11/15/2028		1,380,000	986,581
New South Wales Treasury Corp.
1.500%, 02/20/2032		2,750,000	1,550,847
2.000%, 03/08/2033		1,150,000	651,257
2.250%, 05/07/2041		1,650,000	766,959
Queensland Treasury Corp.
2.250%, 11/20/2041 (A)		1,815,000	835,117
4.500%, 08/22/2035 (A)		945,000	632,620
5.250%, 07/21/2036 (A)		2,145,000	1,518,949
South Australian Government Financing Authority 4.750%, 05/24/2038		1,190,000	795,554
Treasury Corp. of Victoria
2.250%, 11/20/2034		1,190,000	650,217
4.250%, 12/20/2032		1,385,000	934,575
4.750%, 09/15/2036		1,255,000	842,926
			10,922,220

239

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Austria – 0.2%
Republic of Austria 2.900%, 02/20/2033 (A)	EUR	785,000	$897,560
Brazil – 1.5%
Federative Republic of Brazil 10.000%, 01/01/2025 to 01/01/2027	BRL	35,045,000	6,431,958
Canada – 2.7%
CDP Financial, Inc. 4.200%, 12/02/2030	CAD	855,000	666,210
CPPIB Capital, Inc. 2.250%, 12/01/2031 (A)		635,000	438,037
Government of Canada
1.250%, 03/01/2025		885,000	647,929
2.875%, 04/28/2025		$2,285,000	2,266,162
OMERS Finance Trust 4.750%, 03/26/2031 (A)		465,000	483,217
Ontario Teachers' Finance Trust 2.000%, 04/16/2031 (A)		1,340,000	1,183,880
Province of Alberta 0.625%, 04/18/2025	EUR	670,000	736,189
Province of British Columbia 4.200%, 07/06/2033		$750,000	753,504
Province of Ontario
1.350%, 12/02/2030	CAD	2,750,000	1,827,023
3.100%, 01/31/2034	EUR	550,000	627,821
3.450%, 06/02/2045	CAD	1,255,000	843,558
Province of Quebec
0.200%, 04/07/2025	EUR	465,000	510,075
4.500%, 09/08/2033		$824,000	846,202
			11,829,807
China – 0.1%
People's Republic of China 2.690%, 08/12/2026	CNY	4,220,000	613,683
Finland – 0.5%
Kuntarahoitus OYJ 6.010%, (3 month NIBOR + 1.250%), 01/10/2025 (B)	NOK	7,000,000	665,617
Republic of Finland 3.000%, 09/15/2033 (A)	EUR	1,380,000	1,585,470
			2,251,087
Germany – 0.7%
Federal Republic of Germany
2.200%, 02/15/2034		920,000	1,032,915
2.500%, 03/13/2025		550,000	610,998
Federal Republic of Germany, Zero Coupon 0.000%, 02/15/2031 to 05/15/2035		1,325,000	1,244,287
			2,888,200
India – 1.6%
Export-Import Bank of India 3.875%, 02/01/2028 (A)		$845,000	829,991
Republic of India
5.220%, 06/15/2025	INR	80,250,000	948,254
6.100%, 07/12/2031		33,840,000	389,685
6.450%, 10/07/2029		33,000,000	389,648
7.060%, 04/10/2028		45,750,000	552,381
7.100%, 04/18/2029		161,790,000	1,955,926
7.260%, 02/06/2033		60,230,000	740,353
7.270%, 04/08/2026		15,300,000	184,020
7.380%, 06/20/2027		62,940,000	764,200
			6,754,458
Indonesia – 3.2%
Perusahaan Penerbit SBSN Indonesia III 4.150%, 03/29/2027 (A)		$940,000	938,235
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Indonesia (continued)
Republic of Indonesia
1.100%, 03/12/2033	EUR	261,000	$238,599
3.050%, 03/12/2051		$935,000	680,549
3.850%, 10/15/2030		405,000	395,035
5.125%, 04/15/2027	IDR	6,216,000,000	399,882
6.375%, 08/15/2028 to 04/15/2032		58,982,000,000	3,895,263
6.500%, 06/15/2025 to 02/15/2031		42,208,000,000	2,798,448
6.625%, 05/15/2033 to 02/15/2034		19,980,000,000	1,334,351
7.500%, 06/15/2035 to 05/15/2038		9,427,000,000	666,206
8.375%, 09/15/2026		12,897,000,000	885,597
8.750%, 05/15/2031		17,423,000,000	1,289,535
9.000%, 03/15/2029		6,709,000,000	490,447
			14,012,147
Ireland – 0.1%
Republic of Ireland 1.100%, 05/15/2029	EUR	315,000	334,327
Italy – 0.2%
Republic of Italy 1.250%, 02/17/2026		$1,032,000	990,260
Japan – 1.0%
Government of Japan 2.100%, 12/20/2025	JPY	597,700,000	4,251,228
Malaysia – 0.3%
Government of Malaysia 3.844%, 04/15/2033	MYR	6,033,000	1,472,768
Mexico – 0.5%
Government of Mexico 5.000%, 03/06/2025	MXN	45,441,000	2,255,088
Netherlands – 0.3%
BNG Bank NV 3.300%, 07/17/2028	AUD	1,775,000	1,192,806
New Zealand – 2.7%
Government of New Zealand
0.500%, 05/15/2026	NZD	3,445,000	2,073,805
2.750%, 04/15/2025		3,760,000	2,365,228
3.500%, 04/14/2033		2,315,000	1,393,733
4.250%, 05/15/2034 to 05/15/2036		3,740,000	2,353,632
4.500%, 05/15/2035		2,465,000	1,583,180
New Zealand Local Government Funding Agency
2.750%, 04/15/2025		1,695,000	1,065,328
3.500%, 04/14/2033		661,000	382,950
4.700%, 08/01/2028	AUD	850,000	598,508
			11,816,364
Norway – 1.1%
Kingdom of Norway
1.250%, 09/17/2031 (A)	NOK	9,100,000	756,141
1.750%, 03/13/2025 (A)		10,505,000	983,859
2.125%, 05/18/2032 (A)		25,655,000	2,245,325
Kommunalbanken AS 4.250%, 07/16/2025	AUD	1,070,000	738,709
			4,724,034
Philippines – 2.1%
Republic of the Philippines
0.875%, 05/17/2027	EUR	1,465,000	1,533,766
2.625%, 08/12/2025	PHP	103,320,000	1,799,926
3.625%, 09/09/2025		32,845,000	576,088
6.125%, 08/22/2028		61,520,000	1,119,174
6.250%, 02/28/2029 to 01/14/2036		98,600,000	1,757,856
6.500%, 05/19/2029		57,140,000	1,055,871
6.750%, 09/15/2032		49,410,000	939,418
8.000%, 09/30/2035		17,600,000	370,645
			9,152,744

240

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Qatar – 0.2%
State of Qatar 4.817%, 03/14/2049 (A)		$710,000	$700,933
Singapore – 0.3%
Republic of Singapore
1.250%, 11/01/2026	SGD	200,000	151,839
3.375%, 09/01/2033		1,250,000	1,030,539
			1,182,378
South Korea – 2.0%
Republic of Korea
1.375%, 12/10/2029	KRW	2,398,980,000	1,700,254
2.125%, 06/10/2027		1,303,700,000	978,541
2.375%, 03/10/2027		4,830,990,000	3,654,097
3.125%, 09/10/2027		874,000,000	673,738
3.250%, 06/10/2033		1,308,000,000	1,024,959
4.250%, 12/10/2032		893,100,000	741,614
			8,773,203
United Arab Emirates – 0.1%
Government of Abu Dhabi 3.875%, 04/16/2050 (A)		$720,000	603,865
United Kingdom – 0.6%
Government of the United Kingdom
0.250%, 01/31/2025	GBP	855,000	1,128,324
0.500%, 01/31/2029		300,000	349,406
3.250%, 01/31/2033		805,000	1,024,435
			2,502,165
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $106,892,704)			$106,553,283
CORPORATE BONDS – 42.9%
Communication services – 3.9%
Cellnex Telecom SA 1.875%, 06/26/2029	EUR	500,000	524,242
Charter Communications Operating LLC
2.800%, 04/01/2031		$230,000	196,823
5.125%, 07/01/2049		1,910,000	1,534,858
5.750%, 04/01/2048		790,000	689,891
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029 (A)(C)		785,000	636,107
Match Group Holdings II LLC 4.125%, 08/01/2030 (A)		705,000	660,417
News Corp. 3.875%, 05/15/2029 (A)		1,890,000	1,787,604
Sirius XM Radio, Inc. 4.125%, 07/01/2030 (A)		1,660,000	1,505,416
T-Mobile USA, Inc.
2.700%, 03/15/2032		690,000	608,597
2.875%, 02/15/2031		400,000	363,593
3.375%, 04/15/2029		470,000	451,087
3.500%, 04/15/2031		950,000	893,909
Virgin Media Finance PLC 5.000%, 07/15/2030 (A)		720,000	633,258
Virgin Media Secured Finance PLC
4.500%, 08/15/2030 (A)		670,000	595,992
5.500%, 05/15/2029 (A)		1,471,000	1,410,834
Vmed O2 UK Financing I PLC
3.250%, 01/31/2031 (A)	EUR	1,175,000	1,209,593
4.250%, 01/31/2031 (A)		$1,685,000	1,491,632
WMG Acquisition Corp. 3.000%, 02/15/2031 (A)		1,910,000	1,693,464
			16,887,317
Consumer discretionary – 4.9%
Carnival Corp. 5.750%, 01/15/2030 (A)	EUR	580,000	690,469
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Duke University 3.299%, 10/01/2046		$781,000	$616,190
Ford Motor Company 3.250%, 02/12/2032		4,586,000	3,905,553
Ford Motor Credit Company LLC
2.900%, 02/16/2028		360,000	334,202
4.000%, 11/13/2030		255,000	235,771
5.625%, 10/09/2028	GBP	310,000	414,745
Hilton Domestic Operating Company, Inc.
3.625%, 02/15/2032 (A)		$715,000	645,948
4.875%, 01/15/2030		1,105,000	1,090,344
Hyatt Hotels Corp. 5.750%, 04/23/2030		1,104,000	1,155,513
Massachusetts Institute of Technology 2.989%, 07/01/2050		465,000	349,978
MGM Resorts International 4.750%, 10/15/2028		105,000	102,899
New Red Finance, Inc.
3.500%, 02/15/2029 (A)		1,918,000	1,797,857
3.875%, 01/15/2028 (A)		1,315,000	1,263,622
President and Fellows of Harvard College 2.517%, 10/15/2050		1,020,000	691,231
Royal Caribbean Cruises, Ltd. 6.000%, 02/01/2033 (A)		1,609,000	1,649,521
Travel + Leisure Company 4.500%, 12/01/2029 (A)		1,215,000	1,151,421
Yum! Brands, Inc.
3.625%, 03/15/2031		2,320,000	2,142,366
4.625%, 01/31/2032		875,000	837,631
4.750%, 01/15/2030 (A)		2,078,000	2,053,538
			21,128,799
Consumer staples – 2.9%
Becle SAB de CV 2.500%, 10/14/2031 (A)		795,000	662,919
Bimbo Bakeries USA, Inc. 5.375%, 01/09/2036 (A)		1,375,000	1,414,920
Darling Ingredients, Inc. 6.000%, 06/15/2030 (A)		1,690,000	1,706,079
JBS USA LUX SA
3.625%, 01/15/2032		1,070,000	978,247
5.750%, 04/01/2033		534,000	553,267
Kraft Heinz Foods Company
4.375%, 06/01/2046		1,445,000	1,278,883
6.875%, 01/26/2039		735,000	866,628
7.125%, 08/01/2039 (A)		975,000	1,164,703
MARB BondCo PLC 3.950%, 01/29/2031 (A)		1,205,000	1,068,411
NBM US Holdings, Inc. 7.000%, 05/14/2026 (A)		205,000	206,333
Post Holdings, Inc.
4.500%, 09/15/2031 (A)		515,000	481,117
5.500%, 12/15/2029 (A)		285,000	282,932
5.625%, 01/15/2028 (A)		543,000	547,611
6.375%, 03/01/2033 (A)		1,440,000	1,463,498
			12,675,548
Energy – 7.8%
Aker BP ASA
3.750%, 01/15/2030 (A)		305,000	290,849
5.125%, 10/01/2034 (A)		910,000	899,195
Cenovus Energy, Inc.
3.500%, 02/07/2028	CAD	510,000	374,918
5.400%, 06/15/2047		$757,000	732,938
6.750%, 11/15/2039		2,711,000	3,061,299

241

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Cheniere Energy Partners LP 4.000%, 03/01/2031	$2,387,000	$2,259,030
Civitas Resources, Inc. 8.750%, 07/01/2031 (A)	1,305,000	1,381,392
Columbia Pipelines Operating Company LLC 6.036%, 11/15/2033 (A)	820,000	874,940
Continental Resources, Inc.
2.875%, 04/01/2032 (A)	2,281,000	1,926,679
5.750%, 01/15/2031 (A)	1,240,000	1,268,668
Enbridge, Inc.
7.200%, (7.200% to 6-27-34, then 5 Year CMT + 2.970%), 06/27/2054	1,010,000	1,058,887
8.500%, (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%), 01/15/2084	1,110,000	1,241,533
Energy Transfer LP
7.125%, (7.125% to 5-15-30, then 5 Year CMT + 5.306%), 05/15/2030 (D)	440,000	449,471
8.000%, (8.000% to 5-15-29, then 5 Year CMT + 4.020%), 05/15/2054	1,290,000	1,388,000
EQT Corp.
3.625%, 05/15/2031 (A)	2,315,000	2,124,858
5.750%, 02/01/2034	445,000	457,281
MC Brazil Downstream Trading SARL 7.250%, 06/30/2031 (A)	893,683	764,741
Occidental Petroleum Corp.
6.125%, 01/01/2031	955,000	1,007,790
6.450%, 09/15/2036	140,000	151,194
6.625%, 09/01/2030	1,340,000	1,445,660
7.500%, 05/01/2031	565,000	642,011
Ovintiv, Inc. 6.500%, 08/15/2034 to 02/01/2038	2,125,000	2,287,364
Pertamina Persero PT
3.100%, 01/21/2030 (A)	255,000	236,462
3.650%, 07/30/2029 (A)	495,000	476,042
Petrorio Luxembourg Holding Sarl 6.125%, 06/09/2026 (A)	505,000	504,477
QatarEnergy
2.250%, 07/12/2031 (A)	935,000	822,155
3.300%, 07/12/2051 (A)	575,000	430,931
South Bow Canadian Infrastructure Holdings, Ltd. 7.500%, (7.500% to 3-1-35, then 5 Year CMT + 3.667%), 03/01/2055 (A)	545,000	572,585
Southwestern Energy Company 5.700%, 01/23/2025	17,000	16,986
The Williams Companies, Inc. 3.500%, 11/15/2030	80,000	75,632
TransCanada PipeLines, Ltd. 4.100%, 04/15/2030	1,705,000	1,678,226
Transcontinental Gas Pipe Line Company LLC 3.250%, 05/15/2030	80,000	74,928
Var Energi ASA 7.500%, 01/15/2028 (A)	680,000	727,637
Venture Global LNG, Inc. 9.000%, (9.000% to 9-30-29, then 5 Year CMT + 5.440%), 09/30/2029 (A)(D)	960,000	973,084
Western Midstream Operating LP 4.300%, 02/01/2030	1,180,000	1,136,120
		33,813,963
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials – 7.5%
American International Group, Inc. 8.175%, (8.175% to 5-15-38, then 3 month LIBOR + 4.195%), 05/15/2068		$1,700,000	$1,956,504
Asian Development Bank 3.625%, 01/22/2029	NOK	6,000,000	567,659
Bank of Montreal
7.300%, (7.300% to 11-26-34, then 5 Year CMT + 3.010%), 11/26/2084		$555,000	584,911
7.325%, (7.325% to 11-26-27, then 5 Year Canada Government Bond Yield + 4.098%), 11/26/2082	CAD	1,985,000	1,532,800
Berkshire Hathaway Finance Corp. 2.375%, 06/19/2039	GBP	610,000	590,205
European Investment Bank
0.250%, 01/20/2032	EUR	1,520,000	1,444,204
1.250%, 02/17/2027	NOK	8,400,000	755,337
Fidelity National Information Services, Inc. 1.000%, 12/03/2028	EUR	635,000	650,022
Five Star Bancorp 6.000%, (6.000% to 9-1-27, then Overnight SOFR + 3.290%), 09/01/2032 (A)		$290,000	261,000
Independent Bank Group, Inc. 8.375%, (8.375% to 11-15-29, then 3 month CME Term SOFR + 4.605%), 08/15/2034		400,000	403,000
Inter-American Development Bank
2.700%, 01/29/2026	AUD	582,000	395,318
2.750%, 10/30/2025		820,000	558,327
4.600%, 03/01/2029	CAD	650,000	512,969
International Bank for Reconstruction & Development
1.200%, 08/08/2034	EUR	1,940,000	1,893,665
1.250%, 03/16/2026	NOK	2,920,000	267,569
1.800%, 01/19/2027	CAD	625,000	449,892
1.900%, 01/16/2025		1,065,000	782,672
4.250%, 09/18/2030		505,000	396,973
International Development Association 1.750%, 02/17/2027	NOK	2,750,000	249,010
International Finance Corp.
0.375%, 09/10/2025	NZD	1,805,000	1,106,495
4.600%, 10/19/2028	AUD	895,000	632,322
KfW 2.875%, 02/17/2027	NOK	2,280,000	212,583
MSCI, Inc.
3.250%, 08/15/2033 (A)		$390,000	343,319
3.625%, 09/01/2030 to 11/01/2031 (A)		2,874,000	2,674,478
3.875%, 02/15/2031 (A)		765,000	723,886
National Bank of Canada 5.600%, (5.600% to 7-2-26, then Overnight SOFR + 1.036%), 07/02/2027		710,000	724,458
Nordic Investment Bank
3.000%, 08/23/2027	NOK	5,180,000	483,607
4.000%, 11/04/2026		2,000,000	190,393
Popular, Inc. 7.250%, 03/13/2028		$750,000	791,861
Provident Financial Services, Inc. 9.000%, (9.000% to 5-15-29, then 3 month CME Term SOFR + 4.765%), 05/15/2034		615,000	618,698

242

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Royal Bank of Canada
4.200%, (4.200% to 2-24-27, then 5 Year Canada Government Bond Yield + 2.710%), 02/24/2027 (D)	CAD	615,000	$391,255
7.500%, (7.500% to 5-2-29, then 5 Year CMT + 2.887%), 05/02/2084		$2,125,000	2,269,305
The Asian Infrastructure Investment Bank 0.200%, 12/15/2025	GBP	630,000	800,958
The Bank of Nova Scotia 8.625%, (8.625% to 10-27-27, then 5 Year CMT + 4.389%), 10/27/2082		$1,285,000	1,389,911
The Goldman Sachs Group, Inc.
0.250%, 01/26/2028	EUR	275,000	281,733
2.000%, 11/01/2028		513,000	551,923
The Toronto-Dominion Bank
2.667%, 09/09/2025	CAD	1,422,000	1,040,553
8.125%, (8.125% to 10-31-27, then 5 Year CMT + 4.075%), 10/31/2082		$1,615,000	1,732,591
U.S. Bancorp 3.700%, (3.700% to 1-15-27, then 5 Year CMT + 2.541%), 01/15/2027 (D)		637,000	586,469
Webster Financial Corp. 3.875%, (3.875% to 11-1-25, then 3 month CME Term SOFR + 3.690%), 11/01/2030		715,000	669,617
			32,468,452
Health care – 2.9%
Allergan Funding SCS 2.625%, 11/15/2028	EUR	300,000	318,740
Centene Corp.
2.500%, 03/01/2031		$905,000	777,875
3.000%, 10/15/2030		1,795,000	1,606,932
3.375%, 02/15/2030		1,765,000	1,626,477
4.625%, 12/15/2029		260,000	254,431
HCA, Inc.
3.500%, 09/01/2030		4,798,000	4,521,509
5.600%, 04/01/2034		1,560,000	1,625,595
Rede D'or Finance Sarl
4.500%, 01/22/2030 (A)		587,000	564,434
4.950%, 01/17/2028 (A)		310,000	307,226
Thermo Fisher Scientific, Inc. 0.500%, 03/01/2028	EUR	850,000	880,901
			12,484,120
Industrials – 4.3%
AerCap Ireland Capital DAC 6.950%, (6.950% to 3-10-30, then 5 Year CMT + 2.720%), 03/10/2055		$540,000	559,865
Air Lease Corp. 4.125%, (4.125% to 12-15-26, then 5 Year CMT + 3.149%), 12/15/2026 (D)		755,000	708,552
Airbus SE 1.625%, 06/09/2030	EUR	255,000	265,198
American Airlines, Inc. 5.750%, 04/20/2029 (A)		$1,960,000	1,956,752
DAE Funding LLC 3.375%, 03/20/2028 (A)		640,000	611,094
Delta Air Lines 2020-1 Class A Pass Through Trust 2.500%, 12/10/2029		344,825	324,869
Delta Air Lines, Inc.
4.750%, 10/20/2028 (A)		3,217,000	3,213,191
7.375%, 01/15/2026		165,000	169,746
Indian Railway Finance Corp., Ltd. 3.249%, 02/13/2030 (A)		645,000	603,844
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
JetBlue Airways Corp. 9.875%, 09/20/2031 (A)		$530,000	$558,273
Johnson Controls International PLC 0.375%, 09/15/2027	EUR	240,000	248,824
The Boeing Company
5.150%, 05/01/2030		$2,425,000	2,430,826
5.805%, 05/01/2050		850,000	821,201
TransDigm, Inc. 7.125%, 12/01/2031 (A)		1,964,000	2,077,247
Uber Technologies, Inc.
4.800%, 09/15/2034		595,000	594,176
8.000%, 11/01/2026 (A)		500,000	500,867
United Airlines, Inc. 4.625%, 04/15/2029 (A)		565,000	545,823
United Rentals North America, Inc.
3.875%, 02/15/2031		1,340,000	1,246,443
4.000%, 07/15/2030		870,000	822,208
6.000%, 12/15/2029 (A)		670,000	691,612
			18,950,611
Information technology – 0.3%
CDW LLC 3.569%, 12/01/2031		164,000	150,058
Dell International LLC 8.350%, 07/15/2046		541,000	731,579
Gartner, Inc. 3.750%, 10/01/2030 (A)		690,000	647,739
			1,529,376
Materials – 3.8%
Ardagh Metal Packaging Finance USA LLC 3.250%, 09/01/2028 (A)		1,285,000	1,176,261
Ball Corp.
1.500%, 03/15/2027	EUR	104,000	111,398
2.875%, 08/15/2030		$2,670,000	2,376,339
6.875%, 03/15/2028		1,120,000	1,159,813
Berry Global, Inc. 5.625%, 07/15/2027 (A)		590,000	589,334
Braskem Netherlands Finance BV
4.500%, 01/31/2030 (A)		570,000	508,229
5.875%, 01/31/2050 (A)		585,000	458,239
Cemex SAB de CV 3.875%, 07/11/2031 (A)		1,185,000	1,090,961
Cleveland-Cliffs, Inc.
4.875%, 03/01/2031 (A)		467,000	433,994
6.750%, 04/15/2030 (A)		1,880,000	1,911,677
Corp. Nacional del Cobre de Chile
4.875%, 11/04/2044 (A)		625,000	561,949
6.440%, 01/26/2036 (A)		602,000	655,431
Freeport-McMoRan, Inc.
4.125%, 03/01/2028		140,000	138,944
4.625%, 08/01/2030		490,000	489,415
5.400%, 11/14/2034		495,000	513,370
5.450%, 03/15/2043		2,405,000	2,415,330
Indonesia Asahan Aluminium Persero PT 4.750%, 05/15/2025 (A)		1,495,000	1,491,394
Sealed Air Corp. 5.000%, 04/15/2029 (A)		425,000	418,571
			16,500,649
Real estate – 2.3%
American Tower Corp. 0.500%, 01/15/2028	EUR	520,000	532,967
American Tower Trust I 5.490%, 03/15/2028 (A)		$730,000	744,163

243

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Boston Properties LP 2.750%, 10/01/2026		$134,000	$129,170
Host Hotels & Resorts LP
3.375%, 12/15/2029		950,000	884,667
3.500%, 09/15/2030		240,000	222,577
SBA Communications Corp.
3.125%, 02/01/2029		1,305,000	1,206,205
3.875%, 02/15/2027		2,400,000	2,338,965
SBA Tower Trust 6.599%, 01/15/2028 (A)		950,000	988,639
VICI Properties LP
4.125%, 08/15/2030 (A)		1,330,000	1,263,010
4.625%, 12/01/2029 (A)		785,000	770,078
5.125%, 05/15/2032		925,000	928,759
			10,009,200
Utilities – 2.3%
American Electric Power Company, Inc. 6.950%, (6.950% to 12-15-34, then 5 Year CMT + 2.675%), 12/15/2054		1,895,000	2,016,581
Brazos Securitization LLC 5.014%, 03/01/2034 (A)		0	0
Dominion Energy, Inc.
6.875%, (6.875% to 2-1-30, then 5 Year CMT + 2.386%), 02/01/2055		200,000	212,414
7.000%, (7.000% to 6-1-34, then 5 Year CMT + 2.511%), 06/01/2054		1,120,000	1,222,846
DPL, Inc. 4.125%, 07/01/2025		1,330,000	1,316,732
Duke Energy Corp. 6.450%, (6.450% to 9-1-34, then 5 Year CMT + 2.588%), 09/01/2054		200,000	207,660
E.ON SE 0.625%, 11/07/2031	EUR	580,000	548,246
EDP Finance BV 1.875%, 09/21/2029		100,000	105,261
Emera, Inc. 6.750%, (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%), 06/15/2076		$1,615,000	1,624,319
EUSHI Finance, Inc. 7.625%, (7.625% to 12-15-29, then 5 Year CMT + 3.136%), 12/15/2054 (A)		455,000	480,082
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.125%, 05/15/2027 (A)		1,440,000	1,427,305
The AES Corp.
3.950%, 07/15/2030 (A)		160,000	152,586
7.600%, (7.600% to 1-15-30, then 5 Year CMT + 3.201%), 01/15/2055		575,000	604,923
United Electric Securitization LLC 5.109%, 06/01/2033 (A)		151,232	154,338
			10,073,293
TOTAL CORPORATE BONDS (Cost $190,241,536)			$186,521,328
CONVERTIBLE BONDS – 3.1%
Communication services – 0.6%
Liberty Broadband Corp. 3.125%, 03/31/2053 (A)		2,135,000	2,117,906
Liberty Media Corp. 2.375%, 09/30/2053 (A)		530,000	632,555
			2,750,461
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
Consumer discretionary – 0.4%
Burlington Stores, Inc. 1.250%, 12/15/2027	$730,000	$1,028,205
Marriott Vacations Worldwide Corp. 3.250%, 12/15/2027	755,000	695,355
		1,723,560
Industrials – 1.1%
Air Canada 4.000%, 07/01/2025	665,000	676,222
American Airlines Group, Inc. 6.500%, 07/01/2025	1,600,000	1,640,800
Southwest Airlines Company 1.250%, 05/01/2025	1,100,000	1,108,171
Uber Technologies, Inc. 0.875%, 12/01/2028 (A)	1,121,000	1,403,492
		4,828,685
Utilities – 1.0%
American Water Capital Corp. 3.625%, 06/15/2026	1,005,000	1,029,120
CenterPoint Energy, Inc. 4.250%, 08/15/2026	1,310,000	1,326,375
The Southern Company 4.500%, 06/15/2027 (A)	1,070,000	1,170,580
TXNM Energy, Inc. 5.750%, 06/01/2054 (A)	735,000	796,840
		4,322,915
TOTAL CONVERTIBLE BONDS (Cost $13,672,771)		$13,625,621
MUNICIPAL BONDS – 2.9%
Board of Regents of the University of Texas System 2.439%, 08/15/2049	815,000	545,067
Board of Water Commissioners City & County of Denver 5.000%, 09/15/2049 (E)	190,000	212,808
City of Norfolk (Virginia) 1.804%, 10/01/2031	300,000	260,166
Commonwealth of Massachusetts 2.900%, 09/01/2049	980,000	726,610
Massachusetts Development Finance Agency 5.000%, 09/01/2059	290,000	304,054
Massachusetts Educational Financing Authority 5.950%, 07/01/2044	860,000	880,228
Massachusetts Educational Financing Authority 6.069%, 07/01/2033	700,000	734,943
Massachusetts Water Resources Authority 3.124%, 08/01/2039	775,000	654,246
New York Power Authority 5.000%, 11/15/2042 (E)	165,000	189,821
Port Authority of New York & New Jersey 5.000%, 09/01/2032	610,000	679,104
Port Authority of New York & New Jersey 5.000%, 09/01/2036	220,000	246,297
Salt River Project Agricultural Improvement & Power District 5.000%, 05/01/2039 (E)	420,000	491,234
Salt River Project Agricultural Improvement & Power District 5.000%, 01/01/2054 (E)	1,130,000	1,251,157

244

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
Salt River Project Agricultural Improvement & Power District 5.250%, 01/01/2054 (E)	$1,840,000	$2,079,440
South Carolina Public Service Authority 5.740%, 01/01/2030	164,000	170,990
State Board of Administration Finance Corp. (Florida) 2.154%, 07/01/2030	333,000	295,786
State Board of Administration Finance Corp. (Florida) 5.526%, 07/01/2034	890,000	938,458
State of Texas 5.235%, 10/01/2043	930,000	960,121
Texas Water Development Board 4.125%, 10/15/2047 (E)	765,000	769,952
University of Nebraska Facilities Corp. 3.037%, 10/01/2049	335,000	258,807
TOTAL MUNICIPAL BONDS (Cost $12,436,634)		$12,649,289
TERM LOANS (F) – 2.1%
Communication services – 0.2%
Delta 2 Lux Sarl, 2024 Term Loan B1 09/10/2031 TBD (G)	508,000	507,787
Delta 2 Lux Sarl, 2024 Term Loan B2 09/10/2031 TBD (G)	253,000	252,894
		760,681
Consumer discretionary – 0.8%
Carnival Corp., 2024 Term Loan B1 (1 month CME Term SOFR + 2.750%) 7.595%, 10/18/2028	525,000	525,331
Carnival Corp., 2024 Term Loan B2 (1 month CME Term SOFR + 2.750%) 7.595%, 08/08/2027	394,956	395,572
New Red Finance, Inc., 2024 Term Loan B6 (1 month CME Term SOFR + 1.750%) 6.595%, 09/20/2030	2,214,450	2,189,936
Travel + Leisure Company, 2023 Term Loan B (1 month CME Term SOFR + 3.250%) 8.270%, 12/14/2029	374,060	374,621
		3,485,460
Health care – 0.1%
Medline Borrower LP, 2024 USD Add-on Term Loan B (1 month CME Term SOFR + 2.250%) 7.095%, 10/23/2028	470,000	469,328
Industrials – 1.0%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (3 month CME Term SOFR + 4.750%) 10.294%, 04/20/2028	453,750	466,038
AECOM, 2024 Term Loan B (1 month CME Term SOFR + 1.875%) 6.720%, 04/18/2031	1,411,463	1,420,877
JetBlue Airways Corp., 2024 Term Loan B (3 month CME Term SOFR + 5.500%) 10.517%, 08/27/2029	215,000	210,229
TransDigm, Inc., 2023 Term Loan J (3 month CME Term SOFR + 2.500%) 7.104%, 02/28/2031	423,938	422,157
TransDigm, Inc., 2024 Term Loan (Prime rate + 1.500%) 7.320%, 01/19/2032	420,000	418,249
TransDigm, Inc., 2024 Term Loan K (3 month CME Term SOFR + 2.750%) 7.354%, 03/22/2030	154,225	154,177
United Airlines, Inc., 2024 Term Loan B (3 month CME Term SOFR + 2.750%) 8.033%, 02/22/2031	1,124,350	1,124,699
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (F) (continued)
Industrials (continued)
United Rentals North America, Inc., 2024 Term Loan B (1 month CME Term SOFR + 1.750%) 6.595%, 02/14/2031	$388,050	$390,378
		4,606,804
TOTAL TERM LOANS (Cost $9,344,181)		$9,322,273
COLLATERALIZED MORTGAGE OBLIGATIONS – 5.7%
Commercial and residential – 2.9%
Arroyo Mortgage Trust Series 2019-1, Class A1 3.805%, 01/25/2049 (A)(H)	195,462	190,988
BOCA Commercial Mortgage Trust Series 2024-BOCA, Class A (1 month CME Term SOFR + 1.921%) 7.017%, 08/15/2041 (A)(B)	560,000	560,000
BX Commercial Mortgage Trust
Series 2021-CIP, Class A (1 month CME Term SOFR + 1.035%), 6.132%, 12/15/2038 (A)(B)	1,131,283	1,122,091
Series 2021-VOLT, Class A (1 month CME Term SOFR + 0.814%), 5.911%, 09/15/2036 (A)(B)	735,000	730,406
Series 2024-XL5, Class A (1 month CME Term SOFR + 1.392%), 6.488%, 03/15/2041 (A)(B)	808,997	809,045
BX Trust
Series 2022-CLS, Class A, 5.760%, 10/13/2027 (A)	595,000	600,723
Series 2022-GPA, Class A (1 month CME Term SOFR + 2.165%), 7.262%, 08/15/2039 (A)(B)	780,267	780,267
Series 2022-GPA, Class B (1 month CME Term SOFR + 2.664%), 7.761%, 08/15/2041 (A)(B)	471,105	471,105
Series 2024-BIO, Class D (1 month CME Term SOFR + 3.639%), 8.736%, 02/15/2041 (A)(B)	545,000	532,227
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class A (1 month CME Term SOFR + 1.367%) 6.464%, 12/15/2037 (A)(B)	364,300	364,072
Citigroup Commercial Mortgage Trust Series 2023-SMRT, Class A 6.015%, 10/12/2040 (A)(H)	470,000	485,851
COLT Mortgage Loan Trust Series 2022-5, Class A1 4.550%, 04/25/2067 (A)(H)	298,640	295,490
Credit Suisse Mortgage Capital Certificates Series 2019-NQM1, Class A1 3.656%, 10/25/2059 (A)	45,560	44,912
GCAT Trust Series 2022-NQM4, Class A1 (5.269% to 8-1-26, then 6.269% thereafter) 5.269%, 08/25/2067 (A)	340,118	338,359
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO, 0.350%, 05/19/2037 (A)	2,888,086	47,984
Series 2007-4, Class ES IO, 0.350%, 07/19/2047	2,886,585	37,983
Series 2007-6, Class ES IO, 0.343%, 08/19/2037 (A)	3,178,730	41,155

245

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
InTown Mortgage Trust Series 2022-STAY, Class B (1 month CME Term SOFR + 3.286%) 8.383%, 08/15/2039 (A)(B)	$640,000	$640,800
Life Mortgage Trust
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%), 6.392%, 05/15/2039 (A)(B)	1,365,000	1,327,463
Series 2022-BMR2, Class B (1 month CME Term SOFR + 1.794%), 6.890%, 05/15/2039 (A)(B)	1,590,000	1,514,972
Morgan Stanley Mortgage Loan Trust Series 2004-9, Class 1A 5.283%, 11/25/2034 (H)	55,958	57,904
SCOTT Trust Series 2023-SFS, Class AS 6.204%, 03/10/2040 (A)	300,000	301,132
Verus Securitization Trust
Series 2022-8, Class A3 (6.127% to 10-1-26, then 7.127% thereafter), 6.127%, 09/25/2067 (A)	250,632	250,646
Series 2022-INV1, Class A1 (5.041% to 8-1-26, then 6.041% thereafter), 5.041%, 08/25/2067 (A)	688,482	684,896
Series 2024-1, Class A1 (5.712% to 1-1-28, then 6.712% thereafter), 5.712%, 01/25/2069 (A)	185,966	187,594
		12,418,065
U.S. Government Agency – 2.8%
Federal Home Loan Mortgage Corp.
Series 2022-DNA3, Class M1A (30 day Average SOFR + 2.000%), 7.280%, 04/25/2042 (A)(B)	412,700	418,141
Series 2022-DNA4, Class M1A (30 day Average SOFR + 2.200%), 7.480%, 05/25/2042 (A)(B)	494,128	502,133
Series 2022-DNA4, Class M1B (30 day Average SOFR + 3.350%), 8.630%, 05/25/2042 (A)(B)	1,165,000	1,221,170
Series 2022-DNA6, Class M1A (30 day Average SOFR + 2.150%), 7.430%, 09/25/2042 (A)(B)	441,506	446,691
Series 2022-DNA7, Class M1A (30 day Average SOFR + 2.500%), 7.780%, 03/25/2052 (A)(B)	627,944	638,397
Series 2022-HQA1, Class M1B (30 day Average SOFR + 3.500%), 8.780%, 03/25/2042 (A)(B)	365,000	382,748
Series 2022-HQA3, Class M1B (30 day Average SOFR + 3.550%), 8.830%, 08/25/2042 (A)(B)	540,000	569,782
Series 2024-HQA1, Class M2 (30 day Average SOFR + 2.000%), 7.280%, 03/25/2044 (A)(B)	1,715,000	1,722,800
Federal National Mortgage Association
Series 2021-R02, Class 2B2 (30 day Average SOFR + 6.200%), 11.480%, 11/25/2041 (A)(B)	285,000	299,704
Series 2022-R01, Class 1M1 (30 day Average SOFR + 1.000%), 6.280%, 12/25/2041 (A)(B)	133,725	133,475
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2022-R03, Class 1M1 (30 day Average SOFR + 2.100%), 7.380%, 03/25/2042 (A)(B)	$243,756	$247,114
Series 2022-R04, Class 1M1 (30 day Average SOFR + 2.000%), 7.280%, 03/25/2042 (A)(B)	359,552	364,736
Series 2022-R05, Class 2M2 (30 day Average SOFR + 3.000%), 8.280%, 04/25/2042 (A)(B)	1,420,000	1,466,150
Series 2022-R06, Class 1M1 (30 day Average SOFR + 2.750%), 8.030%, 05/25/2042 (A)(B)	254,445	261,373
Series 2022-R09, Class 2M1 (30 day Average SOFR + 2.500%), 7.763%, 09/25/2042 (A)(B)	473,068	482,125
Series 2023-R01, Class 1M1 (30 day Average SOFR + 2.400%), 7.663%, 12/25/2042 (A)(B)	791,770	813,227
Series 2023-R03, Class 2M2 (30 day Average SOFR + 3.900%), 9.180%, 04/25/2043 (A)(B)	695,000	744,583
Series 2023-R06, Class 1M2 (30 day Average SOFR + 2.700%), 7.980%, 07/25/2043 (A)(B)	450,000	464,803
Series 2024-R02, Class 1M1 (30 day Average SOFR + 1.100%), 6.380%, 02/25/2044 (A)(B)	1,146,512	1,146,950
		12,326,102
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $24,383,547)		$24,744,167
ASSET BACKED SECURITIES – 1.7%
DataBank Issuer Series 2023-1A, Class A2 5.116%, 02/25/2053 (A)	510,000	505,851
DB Master Finance LLC Series 2019-1A, Class A2II 4.021%, 05/20/2049 (A)	983,250	970,953
Domino's Pizza Master Issuer LLC Series 2015-1A, Class A2II 4.474%, 10/25/2045 (A)	839,388	835,205
FirstKey Homes Trust Series 2020-SFR2, Class A 1.266%, 10/19/2037 (A)	491,888	476,156
Home Partners of America Trust Series 2019-1, Class B 3.157%, 09/17/2039 (A)	323,927	308,331
MVW Owner Trust Series 2018-1A, Class A 3.450%, 01/21/2036 (A)	62,414	62,336
OCCU Auto Receivables Trust Series 2022-1A, Class A3 5.500%, 10/15/2027 (A)	551,304	553,334
Taco Bell Funding LLC Series 2016-1A, Class A23 4.970%, 05/25/2046 (A)	1,895,625	1,898,342

246

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A2 5.169%, 04/01/2041	$1,154,000	$1,215,551
T-Mobile US Trust Series 2022-1A, Class A 4.910%, 05/22/2028 (A)	720,000	720,336
TOTAL ASSET BACKED SECURITIES (Cost $7,461,982)		$7,546,395
PREFERRED SECURITIES – 1.2%
Financials – 0.2%
Bank of Hawaii Corp., 8.000%	33,075	883,103
Huntington Bancshares, Inc., 4.500%	99	2,024
		885,127
Information technology – 0.2%
Hewlett Packard Enterprise Company, 7.625%	16,350	989,339
Utilities – 0.8%
NextEra Energy, Inc., 7.299%	59,850	3,318,683
TOTAL PREFERRED SECURITIES (Cost $4,830,188)		$5,193,149
PURCHASED OPTIONS – 0.0%
Calls – 0.0%
Over the Counter Option on the USD vs. INR (Expiration Date: 12-10-24; Strike Price: $85.00; Counterparty: Citibank, N.A.) (I)(J)	5,520,000	9,301
TOTAL PURCHASED OPTIONS (Cost $14,021)		$9,301
SHORT-TERM INVESTMENTS – 3.5%
Short-term funds – 3.5%
John Hancock Collateral Trust, 4.8110% (K)(L)	1,550,578	15,509,815
TOTAL SHORT-TERM INVESTMENTS (Cost $15,508,844)		$15,509,815
Total Investments (Strategic Income Opportunities Trust) (Cost $442,881,697) – 100.8%		$438,908,845
Other assets and liabilities, net – (0.8%)		(3,600,554)
TOTAL NET ASSETS – 100.0%		$435,308,291
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
Strategic Income Opportunities Trust (continued)
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $127,440,633 or 29.3% of the fund's net assets as of 9-30-24.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	All or a portion of this security is on loan as of 9-30-24. The value of securities on loan amounted to $416,124.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Security purchased or sold on a when-issued or delayed delivery basis.
(F)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Non-income producing security.
(J)	For this type of option, notional amounts are equivalent to number of contracts.
(K)	The rate shown is the annualized seven-day yield as of 9-30-24.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $425,446.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
German Euro BUND Futures	25	Long	Dec 2024	$3,718,467	$3,754,653	$36,186
10-Year U.S. Treasury Note Futures	225	Short	Dec 2024	(25,712,365)	(25,713,281)	(916)
Euro-BTP Italian Government Bond Futures	29	Short	Dec 2024	(3,846,723)	(3,921,214)	(74,491)
U.S. Treasury Long Bond Futures	74	Short	Dec 2024	(9,229,066)	(9,189,875)	39,191
						$(30)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
247

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	4,263,170	USD	3,169,902	RBC	1/15/2025	—	$(9,170)
CAD	1,529,858	USD	1,132,640	SSB	1/15/2025	$1,603	—
EUR	3,683,000	JPY	588,510,254	BARC	10/25/2024	—	(3,906)
EUR	1,094,671	USD	1,212,852	BARC	1/15/2025	10,831	—
EUR	1,532,539	USD	1,704,826	HUS	1/15/2025	8,330	—
EUR	1,094,671	USD	1,212,677	RBC	1/15/2025	11,005	—
EUR	1,094,671	USD	1,212,644	SSB	1/15/2025	11,039	—
EUR	2,846,144	USD	3,173,537	UBS	1/15/2025	8,037	—
JPY	294,532,695	EUR	1,841,500	CIBC	10/25/2024	3,890	—
JPY	295,481,216	EUR	1,841,500	CITI	10/25/2024	10,510	—
JPY	766,696,917	USD	5,370,000	BARC	10/25/2024	—	(18,805)
JPY	4,021,970	USD	28,250	CITI	10/25/2024	—	(178)
JPY	1,015,088,916	USD	7,160,000	MSCS	10/25/2024	—	(75,141)
JPY	518,813,248	USD	3,634,375	SSB	10/25/2024	—	(13,295)
JPY	261,934,406	USD	1,842,500	SSB	1/15/2025	5,199	—
MXN	21,409,377	USD	1,091,696	GSI	1/15/2025	—	(21,619)
MXN	21,452,129	USD	1,095,151	SSB	1/15/2025	—	(22,938)
NOK	21,136,588	EUR	1,790,000	RBC	10/25/2024	8,959	—
NZD	1,996,959	USD	1,229,847	BARC	1/15/2025	38,969	—
NZD	1,996,959	USD	1,242,492	HUS	1/15/2025	26,324	—
NZD	2,196,655	USD	1,360,773	RBC	1/15/2025	34,925	—
NZD	1,198,175	USD	743,865	SSB	1/15/2025	17,425	—
USD	1,365,671	BRL	7,542,601	CITI	1/15/2025	—	(971)
USD	5,730,975	CAD	7,757,049	CIBC	1/15/2025	—	(20,134)
USD	2,469,879	EUR	2,198,907	CIBC	1/15/2025	11,821	—
USD	37,306	EUR	33,400	CITI	1/15/2025	—	(31)
USD	2,459,193	EUR	2,198,907	HUS	1/15/2025	1,136	—
USD	4,912,829	EUR	4,397,814	MSCS	1/15/2025	—	(3,286)
USD	5,048,655	EUR	4,501,377	RBC	1/15/2025	16,771	—
USD	9,022,303	EUR	8,144,129	UBS	1/15/2025	—	(81,646)
USD	4,031,445	GBP	3,087,085	BARC	1/15/2025	—	(94,217)
USD	3,580,000	JPY	508,420,860	BARC	10/25/2024	31,454	—
USD	1,790,000	JPY	254,427,718	CIBC	10/25/2024	14,210	—
USD	3,580,000	JPY	508,798,550	CITI	10/25/2024	28,817	—
USD	3,634,375	JPY	518,119,154	JPM	10/25/2024	18,139	—
USD	1,790,000	JPY	254,613,001	SSB	10/25/2024	12,917	—
USD	1,790,000	JPY	254,901,549	UBS	10/25/2024	10,903	—
USD	1,843,655	JPY	260,703,945	GSI	1/15/2025	4,636	—
USD	1,958,596	MXN	38,966,424	CITI	1/15/2025	10,988	—
USD	1,154,127	MXN	23,319,622	JPM	1/15/2025	—	(11,427)
USD	831,929	MXN	17,011,569	SSB	1/15/2025	—	(18,338)
USD	284,932	MXN	5,595,970	UBS	1/15/2025	5,236	—
USD	616,039	NZD	986,874	GSI	1/15/2025	—	(10,995)
USD	17,629,311	NZD	28,673,705	HUS	1/15/2025	—	(589,222)
USD	1,352,198	NZD	2,128,008	MSCS	1/15/2025	117	—
USD	4,562,268	NZD	7,235,226	UBS	1/15/2025	—	(34,808)
						$364,191	$(1,030,127)
Derivatives Currency Abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
USD	U.S. Dollar
248

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
Derivatives Abbreviations
BARC	Barclays Bank PLC
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SSB	State Street Bank and Trust Company
UBS	UBS AG
Total Bond Market Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 71.1%
U.S. Government – 44.8%
U.S. Treasury Bonds
1.250%, 05/15/2050	$8,000,000	$4,281,250
2.000%, 11/15/2041 to 08/15/2051	19,000,000	12,876,328
2.250%, 08/15/2049	2,000,000	1,385,547
2.750%, 08/15/2047	3,000,000	2,341,289
2.875%, 05/15/2049	1,500,000	1,184,121
3.000%, 02/15/2047 to 08/15/2052	23,635,000	19,266,382
3.375%, 08/15/2042	8,000,000	7,219,688
3.625%, 02/15/2053 to 05/15/2053	9,570,000	8,705,682
3.875%, 02/15/2043 to 05/15/2043	8,700,000	8,383,407
4.000%, 11/15/2052	6,000,000	5,838,281
4.125%, 08/15/2053	1,725,000	1,717,790
4.250%, 05/15/2039 to 08/15/2054	15,030,000	15,389,203
4.375%, 05/15/2041	1,330,000	1,387,772
4.500%, 02/15/2044	1,910,000	1,992,966
4.625%, 02/15/2040 to 05/15/2054	8,700,000	9,346,782
4.750%, 02/15/2041 to 11/15/2053	3,410,000	3,736,116
U.S. Treasury Notes
0.250%, 10/31/2025	1,000,000	961,289
0.375%, 07/31/2027	1,800,000	1,646,227
0.500%, 10/31/2027	12,000,000	10,930,313
0.625%, 03/31/2027	1,000,000	929,688
0.750%, 03/31/2026	4,000,000	3,825,469
0.875%, 09/30/2026	5,000,000	4,736,328
1.375%, 08/31/2026 to 11/15/2031	5,750,000	5,229,151
1.500%, 01/31/2027	30,000,000	28,592,578
1.750%, 01/31/2029	27,500,000	25,493,359
2.125%, 05/31/2026	2,000,000	1,949,063
2.250%, 11/15/2027	20,595,000	19,791,312
2.375%, 05/15/2029	3,950,000	3,748,797
2.750%, 08/15/2032	3,690,000	3,448,132
2.875%, 05/15/2028 to 05/15/2032	11,800,000	11,363,875
3.125%, 08/31/2027	4,000,000	3,950,469
3.375%, 09/15/2027	3,000,000	2,984,766
3.500%, 09/30/2026 to 04/30/2030	11,187,000	11,151,230
3.625%, 05/15/2026 to 09/30/2031	7,886,000	7,872,308
3.750%, 08/31/2026 to 12/31/2028	15,800,000	15,874,516
3.875%, 09/30/2029 to 08/15/2034	13,300,000	13,450,156
4.000%, 01/31/2029 to 10/31/2029	19,245,000	19,594,368
4.125%, 09/30/2027 to 11/15/2032	36,900,000	37,680,914
4.250%, 10/15/2025 to 06/30/2031	11,000,000	11,064,531
4.375%, 07/31/2026 to 11/30/2028	10,875,000	11,150,016
4.500%, 11/15/2025 to 11/15/2033	70,280,000	72,545,946
4.625%, 02/28/2026 to 05/31/2031	23,550,000	24,587,408
		459,604,813
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency – 26.3%
Federal Home Loan Bank
4.100%, 08/28/2029	$1,000,000	$997,792
5.500%, 07/15/2036	1,690,000	1,921,898
Federal Home Loan Mortgage Corp.
1.500%, 12/01/2036 to 03/01/2051	5,554,836	4,570,143
2.000%, 07/01/2035 to 05/01/2051	5,514,471	4,633,101
2.500%, 04/01/2031 to 04/01/2052	10,677,394	9,329,258
3.000%, 07/01/2032 to 08/01/2052	11,154,220	10,188,230
3.500%, 12/01/2025 to 07/01/2052	7,331,968	6,905,560
4.000%, 09/01/2040 to 09/01/2047	930,722	909,379
4.500%, 07/01/2029 to 08/01/2053	7,235,454	7,176,504
5.000%, 07/01/2035 to 07/01/2053	5,057,299	5,072,578
5.500%, 04/01/2027 to 09/01/2053	5,489,968	5,577,489
6.000%, 10/01/2036 to 02/01/2054	5,810,044	5,986,229
6.250%, 07/15/2032	450,000	525,042
6.500%, 08/01/2037 to 09/01/2053	1,833,560	1,914,472
6.750%, 09/15/2029	1,200,000	1,373,074
7.000%, 04/01/2029 to 04/01/2032	6,031	6,292
7.500%, 09/01/2030 to 03/01/2032	3,460	3,679
7.591%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.842%), 08/01/2037 (A)	231,789	238,452
8.000%, 02/01/2030	229	237
Federal National Mortgage Association
1.500%, 11/01/2036 to 02/01/2051	5,871,848	5,091,660
2.000%, 02/01/2035 to 02/01/2052	56,296,231	47,846,668
2.125%, 04/24/2026	2,000,000	1,951,333
2.500%, 05/01/2028 to 02/01/2052	32,151,983	28,385,146
3.000%, 01/01/2027 to 03/01/2052	14,657,920	13,514,470
3.500%, 12/01/2025 to 07/01/2052	10,492,774	9,936,102
4.000%, 02/01/2031 to 04/01/2053	14,159,642	13,775,780
4.500%, 08/01/2033 to 09/01/2052	3,297,195	3,276,034
5.000%, 12/01/2034 to 01/01/2054	6,160,264	6,191,171
5.250%, 04/02/2027	1,000,000	1,004,097
5.500%, 01/01/2034 to 01/01/2054	4,142,770	4,216,046
5.710%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.335%), 01/01/2035 (A)	9,734	9,922
6.000%, 07/01/2027 to 10/01/2053	1,410,957	1,447,697
6.500%, 07/01/2031 to 12/01/2053	2,812,670	2,921,394
6.571%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.411%), 07/01/2034 (A)	33,083	33,471
6.913%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.843%), 04/01/2037 (A)	38,515	39,623
6.981%, (1 Year CMT + 2.185%), 05/01/2036 (A)	35,825	36,490

249

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
6.998%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.583%), 09/01/2037 (A)	$34,865	$35,867
7.000%, 02/01/2031 to 10/01/2038	24,369	25,777
7.125%, 01/15/2030	209,000	243,271
7.250%, 05/15/2030	1,450,000	1,706,731
7.425%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.925%), 10/01/2037 (A)	4,116	4,235
7.500%, 09/01/2030 to 08/01/2031	10,548	11,114
8.000%, 08/01/2030 to 09/01/2031	1,641	1,712
8.500%, 09/01/2030	158	169
Government National Mortgage Association
2.000%, 02/20/2051	10,380,220	8,796,886
2.500%, 08/20/2050 to 11/20/2051	12,253,059	10,799,101
3.000%, 08/15/2043 to 07/20/2051	9,814,017	8,991,112
3.500%, 04/15/2042 to 01/20/2052	8,089,686	7,679,044
4.000%, 11/15/2026 to 03/20/2053	6,062,734	5,898,095
4.500%, 08/15/2033 to 07/20/2053	6,010,180	5,951,698
5.000%, 08/15/2033 to 02/20/2054	4,932,173	4,953,177
5.500%, 11/15/2032 to 08/20/2053	3,984,817	4,030,487
6.000%, 07/15/2029 to 02/20/2054	3,094,723	3,155,233
6.500%, 05/15/2028 to 11/20/2052	1,119,049	1,147,072
7.000%, 08/15/2029 to 05/15/2032	11,176	11,488
7.500%, 09/15/2030 to 01/15/2031	3,044	3,178
		270,451,960
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $767,530,270)		$730,056,773
FOREIGN GOVERNMENT OBLIGATIONS – 0.8%
Canada – 0.0%
Province of British Columbia 6.500%, 01/15/2026 (B)	490,000	504,354
Chile – 0.1%
Republic of Chile 3.100%, 05/07/2041	675,000	526,270
Indonesia – 0.1%
Republic of Indonesia 3.850%, 10/15/2030	1,050,000	1,024,164
Italy – 0.1%
Republic of Italy 5.375%, 06/15/2033	1,000,000	1,032,368
Japan – 0.1%
Japan Bank for International Cooperation 3.500%, 10/31/2028	830,000	820,591
Mexico – 0.3%
Government of Mexico
3.750%, 01/11/2028	2,000,000	1,947,186
6.050%, 01/11/2040	930,000	939,380
		2,886,566
Panama – 0.0%
Republic of Panama 6.700%, 01/26/2036	370,000	385,116
Peru – 0.0%
Republic of Peru 6.550%, 03/14/2037	250,000	279,807
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Poland – 0.1%
Republic of Poland 5.125%, 09/18/2034	$1,000,000	$1,027,610
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $8,603,081)		$8,486,846
CORPORATE BONDS – 24.6%
Communication services – 2.0%
Alphabet, Inc.
1.100%, 08/15/2030	300,000	258,307
2.050%, 08/15/2050	400,000	249,084
AT&T, Inc.
2.550%, 12/01/2033	665,000	560,520
3.800%, 12/01/2057	609,000	461,095
4.750%, 05/15/2046	900,000	842,142
4.850%, 07/15/2045	500,000	471,647
5.150%, 03/15/2042	50,000	49,137
5.400%, 02/15/2034	1,000,000	1,049,272
6.375%, 03/01/2041	360,000	399,576
7.625%, 04/15/2031	285,000	323,927
Baidu, Inc. 4.125%, 06/30/2025 (B)	250,000	248,861
British Telecommunications PLC 9.625%, 12/15/2030	190,000	239,935
Charter Communications Operating LLC
2.800%, 04/01/2031	600,000	513,451
5.050%, 03/30/2029	400,000	397,909
5.375%, 05/01/2047	500,000	419,814
Comcast Corp.
2.350%, 01/15/2027	455,000	438,648
2.887%, 11/01/2051	256,000	172,024
3.450%, 02/01/2050	500,000	378,307
3.999%, 11/01/2049	500,000	417,608
4.049%, 11/01/2052	1,000,000	831,263
4.600%, 10/15/2038	400,000	388,796
6.500%, 11/15/2035	52,000	59,655
Deutsche Telekom International Finance BV 8.750%, 06/15/2030	146,000	176,302
Discovery Communications LLC
4.125%, 05/15/2029	900,000	850,809
5.300%, 05/15/2049	400,000	324,341
Fox Corp. 3.500%, 04/08/2030	600,000	571,370
Grupo Televisa SAB 6.625%, 01/15/2040	220,000	218,090
Meta Platforms, Inc. 4.950%, 05/15/2033	700,000	734,751
Paramount Global 4.950%, 05/19/2050	470,000	359,889
Rogers Communications, Inc. 4.500%, 03/15/2042	700,000	628,941
TCI Communications, Inc. 7.125%, 02/15/2028	110,000	119,959
Telefonica Emisiones SA 7.045%, 06/20/2036	230,000	264,992
Telefonica Europe BV 8.250%, 09/15/2030	350,000	411,996
The Walt Disney Company 2.650%, 01/13/2031	400,000	365,088
Time Warner Cable Enterprises LLC 8.375%, 07/15/2033	525,000	604,227
T-Mobile USA, Inc.
3.000%, 02/15/2041	400,000	307,199
3.875%, 04/15/2030	600,000	583,482
4.500%, 04/15/2050	700,000	622,616

250

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
T-Mobile USA, Inc. (continued)
5.750%, 01/15/2054	$700,000	$744,073
TWDC Enterprises 18 Corp.
3.150%, 09/17/2025	500,000	494,933
4.125%, 06/01/2044	500,000	441,716
Verizon Communications, Inc.
1.680%, 10/30/2030	400,000	342,166
2.875%, 11/20/2050	500,000	339,088
4.016%, 12/03/2029	500,000	492,708
4.522%, 09/15/2048	1,260,000	1,149,994
Vodafone Group PLC 5.250%, 05/30/2048	300,000	295,765
		20,615,473
Consumer discretionary – 1.5%
Amazon.com, Inc.
2.100%, 05/12/2031	400,000	354,090
2.500%, 06/03/2050	800,000	528,517
4.050%, 08/22/2047	600,000	540,015
4.700%, 12/01/2032	700,000	727,705
American Honda Finance Corp. 1.800%, 01/13/2031	600,000	514,395
AutoZone, Inc. 3.750%, 06/01/2027	600,000	593,039
Booking Holdings, Inc. 3.550%, 03/15/2028	300,000	295,598
Choice Hotels International, Inc. 3.700%, 01/15/2031	200,000	184,990
D.R. Horton, Inc. 1.400%, 10/15/2027	200,000	185,135
Expedia Group, Inc. 3.250%, 02/15/2030	300,000	282,893
Ford Motor Credit Company LLC 6.798%, 11/07/2028	1,420,000	1,499,246
General Motors Company 5.400%, 04/01/2048	300,000	275,748
General Motors Financial Company, Inc.
2.400%, 10/15/2028	300,000	274,441
3.100%, 01/12/2032	350,000	306,098
3.600%, 06/21/2030	420,000	392,394
5.250%, 03/01/2026	650,000	654,362
Lennar Corp. 4.750%, 11/29/2027	300,000	303,869
Lowe's Companies, Inc.
3.375%, 09/15/2025	460,000	455,626
3.750%, 04/01/2032	700,000	667,985
McDonald's Corp. 3.300%, 07/01/2025	1,000,000	990,475
NIKE, Inc. 2.850%, 03/27/2030	500,000	470,933
Starbucks Corp. 3.550%, 08/15/2029	300,000	292,540
The Home Depot, Inc.
1.375%, 03/15/2031	895,000	753,546
2.700%, 04/15/2030	700,000	651,170
4.250%, 04/01/2046	390,000	354,685
5.875%, 12/16/2036	280,000	313,075
The TJX Companies, Inc.
3.875%, 04/15/2030	600,000	592,771
4.500%, 04/15/2050	600,000	565,832
Toll Brothers Finance Corp. 3.800%, 11/01/2029	200,000	194,065
Toyota Motor Credit Corp.
1.150%, 08/13/2027	500,000	462,404
1.900%, 09/12/2031	700,000	598,615
3.050%, 01/11/2028	300,000	290,919
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Whirlpool Corp. 5.150%, 03/01/2043	$300,000	$279,159
		15,846,335
Consumer staples – 1.4%
Altria Group, Inc.
3.400%, 02/04/2041	400,000	311,823
4.500%, 05/02/2043	500,000	442,245
Anheuser-Busch Companies LLC 4.900%, 02/01/2046	500,000	492,422
Anheuser-Busch InBev Worldwide, Inc.
4.500%, 06/01/2050	400,000	381,293
4.750%, 01/23/2029	500,000	513,026
BAT Capital Corp.
2.726%, 03/25/2031	600,000	536,555
3.215%, 09/06/2026	500,000	489,376
Constellation Brands, Inc. 4.500%, 05/09/2047	350,000	316,004
Costco Wholesale Corp. 1.600%, 04/20/2030	500,000	441,646
Diageo Capital PLC 2.000%, 04/29/2030	300,000	267,384
General Mills, Inc. 2.875%, 04/15/2030	600,000	557,510
JBS USA LUX SA 5.750%, 04/01/2033	300,000	310,824
Kellanova 3.250%, 04/01/2026	400,000	393,619
Kenvue, Inc. 4.900%, 03/22/2033	500,000	517,569
Keurig Dr. Pepper, Inc. 4.597%, 05/25/2028	500,000	506,278
Kimberly-Clark Corp. 3.200%, 07/30/2046	300,000	231,106
Kraft Heinz Foods Company
3.000%, 06/01/2026	458,000	448,578
6.875%, 01/26/2039	40,000	47,163
Mondelez International, Inc. 4.625%, 05/07/2048	300,000	264,110
PepsiCo, Inc.
2.850%, 02/24/2026	495,000	488,014
4.000%, 03/05/2042	270,000	242,932
5.500%, 01/15/2040	280,000	303,938
Philip Morris International, Inc. 6.375%, 05/16/2038	300,000	342,777
Sysco Corp. 6.600%, 04/01/2050	1,000,000	1,172,243
Target Corp. 3.900%, 11/15/2047	500,000	424,368
The Coca-Cola Company
2.125%, 09/06/2029	400,000	368,704
2.500%, 06/01/2040	400,000	302,734
The Estee Lauder Companies, Inc. 2.600%, 04/15/2030	600,000	553,171
The Kroger Company 3.500%, 02/01/2026	500,000	493,946
The Procter & Gamble Company 3.600%, 03/25/2050	600,000	509,174
Tyson Foods, Inc. 4.350%, 03/01/2029	400,000	398,265
Walmart, Inc.
3.250%, 07/08/2029	600,000	590,168
4.050%, 06/29/2048	500,000	449,133
		14,108,098

251

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy – 1.7%
Baker Hughes Holdings LLC
3.337%, 12/15/2027	$500,000	$487,944
4.486%, 05/01/2030	500,000	504,431
BP Capital Markets America, Inc. 3.796%, 09/21/2025	800,000	796,668
Canadian Natural Resources, Ltd. 6.250%, 03/15/2038	290,000	311,578
Cenovus Energy, Inc. 4.250%, 04/15/2027	300,000	298,641
Chevron Corp. 2.954%, 05/16/2026	800,000	788,278
Devon Energy Corp.
5.000%, 06/15/2045	885,000	790,101
7.875%, 09/30/2031	170,000	198,086
Diamondback Energy, Inc.
5.150%, 01/30/2030	300,000	307,857
5.750%, 04/18/2054	200,000	201,688
Enbridge, Inc.
3.700%, 07/15/2027	400,000	394,293
4.500%, 06/10/2044	400,000	354,542
5.700%, 03/08/2033	700,000	737,764
Energy Transfer LP
3.750%, 05/15/2030	430,000	410,768
5.500%, 06/01/2027	600,000	615,343
6.125%, 12/15/2045	350,000	365,270
6.500%, 02/01/2042	50,000	54,643
Enterprise Products Operating LLC
3.200%, 02/15/2052	700,000	496,303
4.850%, 08/15/2042	280,000	268,253
6.875%, 03/01/2033	130,000	149,393
Exxon Mobil Corp.
2.995%, 08/16/2039	400,000	328,540
3.482%, 03/19/2030	700,000	680,013
Kinder Morgan Energy Partners LP
6.375%, 03/01/2041	60,000	64,104
6.500%, 09/01/2039	180,000	197,370
Kinder Morgan, Inc.
5.000%, 02/01/2029	700,000	714,956
5.550%, 06/01/2045	375,000	370,545
MPLX LP
4.800%, 02/15/2029	400,000	406,226
5.000%, 03/01/2033	145,000	145,080
5.200%, 03/01/2047	155,000	146,948
Occidental Petroleum Corp.
5.200%, 08/01/2029	250,000	254,150
5.375%, 01/01/2032	100,000	101,373
6.625%, 09/01/2030	350,000	378,088
ONEOK Partners LP 6.650%, 10/01/2036	268,000	298,719
ONEOK, Inc.
5.650%, 11/01/2028	370,000	386,718
6.625%, 09/01/2053	360,000	399,470
Ovintiv, Inc. 6.500%, 08/15/2034	270,000	291,505
Phillips 66 Company 3.750%, 03/01/2028	200,000	196,909
Plains All American Pipeline LP 4.900%, 02/15/2045	500,000	451,259
Shell International Finance BV
4.375%, 05/11/2045	1,000,000	908,540
6.375%, 12/15/2038	90,000	104,424
Suncor Energy, Inc. 5.950%, 05/15/2035	235,000	244,867
Targa Resources Partners LP 4.000%, 01/15/2032	500,000	470,469
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
The Williams Companies, Inc.
3.500%, 11/15/2030	$400,000	$378,160
5.100%, 09/15/2045	400,000	380,821
Tosco Corp. 8.125%, 02/15/2030	383,000	454,746
TransCanada PipeLines, Ltd. 5.850%, 03/15/2036	405,000	430,017
Valero Energy Corp. 7.500%, 04/15/2032	270,000	314,558
		18,030,419
Financials – 7.8%
American Express Company 4.420%, (4.420% to 8-3-32, then Overnight SOFR + 1.760%), 08/03/2033	1,000,000	991,603
American International Group, Inc. 6.250%, 05/01/2036	430,000	478,931
Ameriprise Financial, Inc. 5.150%, 05/15/2033	700,000	729,192
Aon Corp. 2.050%, 08/23/2031	400,000	342,008
Aon North America, Inc. 5.450%, 03/01/2034	300,000	314,976
Arch Capital Finance LLC 4.011%, 12/15/2026	400,000	397,374
Ares Capital Corp. 3.875%, 01/15/2026	1,000,000	985,434
Arthur J. Gallagher & Co. 5.450%, 07/15/2034	400,000	416,766
Athene Global Funding 5.526%, 07/11/2031 (C)	250,000	256,938
Banco Santander SA 1.722%, (1.722% to 9-14-26, then 1 Year CMT + 0.900%), 09/14/2027	700,000	663,118
Bank of America Corp.
3.366%, (3.366% to 1-23-25, then 3 month CME Term SOFR + 1.072%), 01/23/2026	1,200,000	1,193,303
3.419%, (3.419% to 12-20-27, then 3 month CME Term SOFR + 1.302%), 12/20/2028	1,312,000	1,276,317
3.970%, (3.970% to 3-5-28, then 3 month CME Term SOFR + 1.332%), 03/05/2029	500,000	494,109
3.974%, (3.974% to 2-7-29, then 3 month CME Term SOFR + 1.472%), 02/07/2030	2,000,000	1,965,172
4.443%, (4.443% to 1-20-47, then 3 month CME Term SOFR + 2.252%), 01/20/2048	500,000	461,727
4.450%, 03/03/2026	700,000	700,961
5.468%, (5.468% to 1-23-34, then Overnight SOFR + 1.650%), 01/23/2035	560,000	588,898
7.750%, 05/14/2038	480,000	606,530
Barclays PLC
4.375%, 01/12/2026	500,000	499,048
7.437%, (7.437% to 11-2-32, then 1 Year CMT + 3.500%), 11/02/2033	700,000	808,171
Berkshire Hathaway Finance Corp. 4.400%, 05/15/2042	600,000	588,631
Berkshire Hathaway, Inc. 3.125%, 03/15/2026	500,000	493,941

252

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Capital One Financial Corp.
5.268%, (5.268% to 5-10-32, then Overnight SOFR + 2.370%), 05/10/2033	$480,000	$484,552
5.700%, (5.700% to 2-1-29, then Overnight SOFR + 1.905%), 02/01/2030	900,000	932,026
Chubb INA Holdings LLC 3.350%, 05/03/2026	300,000	296,469
Citigroup, Inc.
1.462%, (1.462% to 6-9-26, then Overnight SOFR + 0.770%), 06/09/2027	600,000	571,639
2.561%, (2.561% to 5-1-31, then Overnight SOFR + 1.167%), 05/01/2032	700,000	615,246
2.666%, (2.666% to 1-29-30, then Overnight SOFR + 1.146%), 01/29/2031	1,000,000	911,071
4.281%, (4.281% to 4-24-47, then 3 month CME Term SOFR + 2.101%), 04/24/2048	500,000	443,085
4.450%, 09/29/2027	500,000	500,696
4.658%, (4.658% to 5-24-27, then Overnight SOFR + 1.887%), 05/24/2028	1,000,000	1,008,455
5.449%, (5.449% to 6-11-34, then Overnight SOFR + 1.447%), 06/11/2035	800,000	834,412
CNA Financial Corp. 3.900%, 05/01/2029	300,000	294,223
Deutsche Bank AG 2.129%, (2.129% to 11-24-25, then Overnight SOFR + 1.870%), 11/24/2026	600,000	581,031
Discover Bank 4.650%, 09/13/2028	700,000	700,192
European Investment Bank
4.375%, 03/19/2027	1,500,000	1,526,708
4.875%, 02/15/2036	1,000,000	1,082,053
Fifth Third Bank NA 2.250%, 02/01/2027	500,000	477,580
Fiserv, Inc. 2.250%, 06/01/2027	600,000	570,879
Five Corners Funding Trust II 2.850%, 05/15/2030 (C)	800,000	739,262
GE Capital International Funding Company 4.418%, 11/15/2035	822,000	804,091
Global Payments, Inc. 4.450%, 06/01/2028	400,000	398,485
HSBC Holdings PLC
2.848%, (2.848% to 6-4-30, then Overnight SOFR + 2.387%), 06/04/2031	1,000,000	910,311
4.583%, (4.583% to 6-19-28, then 3 month CME Term SOFR + 1.796%), 06/19/2029	1,000,000	1,001,281
6.500%, 09/15/2037	660,000	729,535
Inter-American Development Bank
1.125%, 01/13/2031	2,000,000	1,710,173
2.000%, 07/23/2026	1,000,000	968,872
7.000%, 06/15/2025	325,000	331,031
Intercontinental Exchange, Inc.
3.100%, 09/15/2027	400,000	388,920
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Intercontinental Exchange, Inc. (continued)
4.600%, 03/15/2033	$500,000	$503,990
International Bank for Reconstruction & Development
0.750%, 11/24/2027	1,000,000	915,571
0.875%, 07/15/2026	1,000,000	950,497
JPMorgan Chase & Co.
2.522%, (2.522% to 4-22-30, then Overnight SOFR + 2.040%), 04/22/2031	1,000,000	908,310
3.109%, (3.109% to 4-22-50, then Overnight SOFR + 2.440%), 04/22/2051	1,860,000	1,374,257
3.300%, 04/01/2026	700,000	691,199
3.509%, (3.509% to 1-23-28, then 3 month CME Term SOFR + 1.207%), 01/23/2029	500,000	488,308
3.540%, (3.540% to 5-1-27, then 3 month CME Term SOFR + 1.642%), 05/01/2028	700,000	687,343
4.452%, (4.452% to 12-5-28, then 3 month CME Term SOFR + 1.592%), 12/05/2029	600,000	602,782
4.851%, (4.851% to 7-25-27, then Overnight SOFR + 1.990%), 07/25/2028	1,000,000	1,017,438
6.400%, 05/15/2038	125,000	147,352
KeyBank NA 5.000%, 01/26/2033	500,000	495,456
Lincoln National Corp.
3.625%, 12/12/2026	500,000	493,441
7.000%, 06/15/2040	150,000	172,200
Lloyds Banking Group PLC 2.438%, (2.438% to 2-5-25, then 1 Year CMT + 1.000%), 02/05/2026	900,000	891,372
Marsh & McLennan Companies, Inc. 2.375%, 12/15/2031	250,000	218,783
Mastercard, Inc.
2.000%, 11/18/2031	350,000	302,454
2.950%, 11/21/2026	300,000	294,316
MetLife, Inc. 4.600%, 05/13/2046	500,000	472,873
Mitsubishi UFJ Financial Group, Inc. 1.538%, (1.538% to 7-20-26, then 1 Year CMT + 0.750%), 07/20/2027	1,600,000	1,523,160
Mizuho Financial Group, Inc. 1.234%, (1.234% to 5-22-26, then 1 Year CMT + 0.670%), 05/22/2027	800,000	760,046
Morgan Stanley
1.512%, (1.512% to 7-20-26, then Overnight SOFR + 0.858%), 07/20/2027	500,000	475,483
3.622%, (3.622% to 4-1-30, then Overnight SOFR + 3.120%), 04/01/2031	1,000,000	960,165
3.772%, (3.772% to 1-24-28, then 3 month CME Term SOFR + 1.402%), 01/24/2029	550,000	540,942
4.375%, 01/22/2047	1,050,000	969,556
5.164%, (5.164% to 4-20-28, then Overnight SOFR + 1.590%), 04/20/2029	1,000,000	1,027,861

253

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley (continued)
6.296%, (6.296% to 10-18-27, then Overnight SOFR + 2.240%), 10/18/2028	$1,000,000	$1,057,162
Nasdaq, Inc. 1.650%, 01/15/2031 (B)	500,000	424,652
National Rural Utilities Cooperative Finance Corp. 4.023%, 11/01/2032	700,000	679,622
Nomura Holdings, Inc. 3.103%, 01/16/2030	1,000,000	924,635
PayPal Holdings, Inc.
2.300%, 06/01/2030	600,000	543,883
2.850%, 10/01/2029	500,000	470,259
Raymond James Financial, Inc. 4.950%, 07/15/2046	600,000	579,706
Royal Bank of Canada 2.300%, 11/03/2031	800,000	699,802
S&P Global, Inc. 2.900%, 03/01/2032	600,000	545,687
State Street Corp. 5.159%, (5.159% to 5-18-33, then Overnight SOFR + 1.890%), 05/18/2034 (B)	700,000	728,131
Sumitomo Mitsui Financial Group, Inc.
3.364%, 07/12/2027	900,000	882,845
3.784%, 03/09/2026	550,000	546,319
The Allstate Corp. 3.280%, 12/15/2026	500,000	491,429
The Bank of New York Mellon Corp. 3.250%, 05/16/2027	800,000	784,654
The Bank of Nova Scotia 4.850%, 02/01/2030	700,000	716,337
The Charles Schwab Corp. 3.200%, 01/25/2028	300,000	291,163
The Goldman Sachs Group, Inc.
2.600%, 02/07/2030	700,000	642,680
3.102%, (3.102% to 2-24-32, then Overnight SOFR + 1.410%), 02/24/2033	1,000,000	899,733
3.210%, (3.210% to 4-22-41, then Overnight SOFR + 1.513%), 04/22/2042	1,000,000	797,401
3.750%, 02/25/2026	500,000	496,779
4.482%, (4.482% to 8-23-27, then Overnight SOFR + 1.725%), 08/23/2028	1,000,000	1,005,286
The Hartford Financial Services Group, Inc. 5.950%, 10/15/2036	170,000	185,792
The PNC Financial Services Group, Inc.
3.450%, 04/23/2029	1,000,000	971,788
4.758%, (4.758% to 1-26-26, then SOFR Compounded Index + 1.085%), 01/26/2027	500,000	501,812
The Toronto-Dominion Bank 2.000%, 09/10/2031 (B)	800,000	693,560
The Travelers Companies, Inc. 4.050%, 03/07/2048	300,000	259,015
Travelers Property Casualty Corp. 7.750%, 04/15/2026	50,000	52,697
Truist Financial Corp.
1.125%, 08/03/2027	700,000	643,234
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Truist Financial Corp. (continued)
5.435%, (5.435% to 1-24-29, then Overnight SOFR + 1.620%), 01/24/2030	$700,000	$724,542
U.S. Bancorp 2.375%, 07/22/2026	1,000,000	972,890
UBS Group AG 4.550%, 04/17/2026	800,000	802,012
Visa, Inc.
2.050%, 04/15/2030	600,000	543,124
3.150%, 12/14/2025	463,000	458,124
4.300%, 12/14/2045	463,000	431,383
Wells Fargo & Company
2.572%, (2.572% to 2-11-30, then 3 month CME Term SOFR + 1.262%), 02/11/2031	2,000,000	1,816,141
3.000%, 10/23/2026	1,000,000	977,358
3.068%, (3.068% to 4-30-40, then Overnight SOFR + 2.530%), 04/30/2041	1,250,000	985,790
3.350%, (3.350% to 3-2-32, then Overnight SOFR + 1.500%), 03/02/2033	1,000,000	914,176
Westpac Banking Corp. 1.150%, 06/03/2026	800,000	763,271
		79,855,455
Health care – 2.8%
Abbott Laboratories
3.750%, 11/30/2026	283,000	282,815
4.750%, 11/30/2036	300,000	307,799
AbbVie, Inc.
3.200%, 05/14/2026 to 11/21/2029	1,716,000	1,663,050
4.400%, 11/06/2042	660,000	622,438
Aetna, Inc. 3.500%, 11/15/2024	200,000	199,536
Amgen, Inc.
4.400%, 05/01/2045	260,000	233,380
4.663%, 06/15/2051	659,000	603,572
5.250%, 03/02/2030 to 03/02/2033	1,350,000	1,406,268
AstraZeneca PLC 0.700%, 04/08/2026	500,000	476,166
Baxter International, Inc. 3.950%, 04/01/2030	500,000	488,697
Becton, Dickinson and Company 4.685%, 12/15/2044	400,000	373,839
Biogen, Inc. 3.250%, 02/15/2051	561,000	394,494
Boston Scientific Corp. 2.650%, 06/01/2030	500,000	459,614
Bristol-Myers Squibb Company
3.250%, 08/01/2042	500,000	397,644
4.550%, 02/20/2048	300,000	276,553
Cardinal Health, Inc. 5.125%, 02/15/2029	500,000	514,293
Centene Corp. 4.250%, 12/15/2027	700,000	687,506
CVS Health Corp.
3.875%, 07/20/2025	650,000	645,331
4.300%, 03/25/2028	389,000	387,953
5.050%, 03/25/2048	500,000	456,365
DH Europe Finance II Sarl 3.250%, 11/15/2039	300,000	253,098
Dignity Health 4.500%, 11/01/2042	300,000	274,393

254

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Elevance Health, Inc.
4.101%, 03/01/2028	$350,000	$348,676
4.650%, 08/15/2044	150,000	140,321
6.100%, 10/15/2052	333,000	369,926
Eli Lilly & Company 2.250%, 05/15/2050	500,000	314,909
Evernorth Health, Inc. 6.125%, 11/15/2041	330,000	316,794
GE HealthCare Technologies, Inc. 5.857%, 03/15/2030	225,000	240,829
Gilead Sciences, Inc. 3.650%, 03/01/2026	600,000	595,156
GlaxoSmithKline Capital, Inc. 6.375%, 05/15/2038	210,000	244,258
HCA, Inc.
4.500%, 02/15/2027	500,000	500,636
5.500%, 06/15/2047	400,000	397,560
5.600%, 04/01/2034	500,000	521,024
Humana, Inc. 3.950%, 03/15/2027	350,000	347,064
Johnson & Johnson
2.100%, 09/01/2040	500,000	363,507
5.850%, 07/15/2038	285,000	326,608
Laboratory Corp. of America Holdings 2.950%, 12/01/2029	500,000	465,601
Medtronic, Inc. 4.375%, 03/15/2035	500,000	497,154
Merck & Company, Inc. 2.150%, 12/10/2031	550,000	481,982
Merck Sharp & Dohme Corp. 6.400%, 03/01/2028	500,000	536,701
Novartis Capital Corp. 3.000%, 11/20/2025	500,000	494,223
Pfizer Investment Enterprises Pte, Ltd. 5.300%, 05/19/2053	1,000,000	1,034,444
Pfizer, Inc.
2.750%, 06/03/2026	713,000	698,859
4.400%, 05/15/2044	264,000	251,043
Quest Diagnostics, Inc.
4.200%, 06/30/2029	500,000	497,968
4.700%, 03/30/2045	500,000	469,472
Regeneron Pharmaceuticals, Inc. 2.800%, 09/15/2050	1,000,000	658,119
Solventum Corp. 5.450%, 02/25/2027 to 03/13/2031 (C)	500,000	513,660
Stryker Corp. 4.625%, 03/15/2046	350,000	330,713
Takeda Pharmaceutical Company, Ltd. 5.300%, 07/05/2034	500,000	521,813
The Cigna Group 4.375%, 10/15/2028	500,000	501,943
Thermo Fisher Scientific, Inc. 2.000%, 10/15/2031	400,000	346,825
UnitedHealth Group, Inc.
2.300%, 05/15/2031	500,000	443,328
2.900%, 05/15/2050	400,000	280,183
4.375%, 03/15/2042	50,000	46,789
4.450%, 12/15/2048	300,000	272,795
5.350%, 02/15/2033	700,000	743,546
5.800%, 03/15/2036	300,000	330,743
Utah Acquisition Sub, Inc. 3.950%, 06/15/2026	302,000	299,016
Viatris, Inc. 2.700%, 06/22/2030	500,000	444,312
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Zimmer Biomet Holdings, Inc. 3.050%, 01/15/2026	$500,000	$491,844
Zoetis, Inc. 2.000%, 05/15/2030	500,000	441,888
		28,527,036
Industrials – 2.1%
AerCap Ireland Capital DAC
3.300%, 01/30/2032	500,000	451,249
4.450%, 04/03/2026	400,000	398,987
5.750%, 06/06/2028	1,000,000	1,042,240
Air Lease Corp.
3.125%, 12/01/2030	600,000	549,041
3.625%, 12/01/2027	400,000	391,976
American Airlines 2016-2 Class AA Pass Through Trust 3.200%, 12/15/2029	195,600	185,274
Automatic Data Processing, Inc. 3.375%, 09/15/2025	752,000	746,586
Burlington Northern Santa Fe LLC 4.400%, 03/15/2042	350,000	327,965
Canadian Pacific Railway Company 2.875%, 11/15/2029	500,000	469,678
Carrier Global Corp.
2.493%, 02/15/2027	400,000	386,533
3.577%, 04/05/2050	170,000	134,016
Caterpillar, Inc.
2.600%, 04/09/2030	560,000	520,942
3.250%, 04/09/2050	400,000	306,311
CSX Corp.
3.350%, 11/01/2025	420,000	415,848
3.800%, 04/15/2050	1,000,000	823,313
Deere & Company 3.100%, 04/15/2030	500,000	474,799
Delta Air Lines, Inc. 4.750%, 10/20/2028 (C)	200,000	199,763
Equifax, Inc. 3.100%, 05/15/2030	1,200,000	1,123,294
FedEx Corp.
3.875%, 08/01/2042	420,000	350,478
4.400%, 01/15/2047	350,000	305,587
General Dynamics Corp. 3.625%, 04/01/2030	500,000	488,767
General Electric Company
4.500%, 03/11/2044	500,000	469,603
6.750%, 03/15/2032	66,000	75,794
6.875%, 01/10/2039	168,000	202,046
Honeywell International, Inc. 1.950%, 06/01/2030	500,000	447,179
Ingersoll Rand, Inc. 5.400%, 08/14/2028	400,000	416,873
John Deere Capital Corp. 2.050%, 01/09/2025	500,000	496,234
Johnson Controls, Inc. 5.700%, 03/01/2041	150,000	151,053
L3Harris Technologies, Inc. 2.900%, 12/15/2029	300,000	279,585
Lockheed Martin Corp. 3.800%, 03/01/2045	400,000	344,537
Norfolk Southern Corp. 4.837%, 10/01/2041	240,000	234,929
Northrop Grumman Corp.
3.250%, 01/15/2028	300,000	291,525
4.400%, 05/01/2030	200,000	201,003
Precision Castparts Corp. 3.250%, 06/15/2025	500,000	495,442

255

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Republic Services, Inc. 2.375%, 03/15/2033	$400,000	$339,888
RTX Corp.
4.625%, 11/16/2048	500,000	462,430
6.125%, 07/15/2038	225,000	251,589
Southwest Airlines Company 5.125%, 06/15/2027	1,000,000	1,018,435
Stanley Black & Decker, Inc. 2.750%, 11/15/2050	300,000	189,200
The Boeing Company
2.600%, 10/30/2025	438,000	425,870
2.950%, 02/01/2030	400,000	357,549
3.750%, 02/01/2050	400,000	281,208
5.805%, 05/01/2050	600,000	579,671
8.750%, 09/15/2031	90,000	106,817
Thomson Reuters Corp. 4.500%, 05/23/2043	250,000	210,885
Trane Technologies Global Holding Company, Ltd. 4.300%, 02/21/2048	600,000	530,635
Union Pacific Corp.
3.250%, 08/15/2025	500,000	495,682
3.799%, 10/01/2051 to 04/06/2071	1,113,000	873,722
United Airlines 2016-2 Class AA Pass Through Trust 2.875%, 04/07/2030	199,932	187,012
United Parcel Service, Inc. 3.400%, 03/15/2029	400,000	390,320
Verisk Analytics, Inc. 4.125%, 03/15/2029	600,000	596,586
Waste Management, Inc. 2.500%, 11/15/2050	300,000	196,233
		21,692,182
Information technology – 1.7%
Apple, Inc.
1.650%, 05/11/2030	900,000	798,700
2.450%, 08/04/2026	1,060,000	1,034,377
4.100%, 08/08/2062	700,000	621,409
4.850%, 05/10/2053 (B)	470,000	485,915
Applied Materials, Inc. 5.100%, 10/01/2035	470,000	498,702
Broadcom, Inc.
2.600%, 02/15/2033 (C)	1,000,000	857,245
3.137%, 11/15/2035 (C)	600,000	513,081
4.300%, 11/15/2032	700,000	687,567
4.800%, 10/15/2034	400,000	399,668
Cisco Systems, Inc. 5.900%, 02/15/2039	80,000	90,140
Dell International LLC 5.300%, 10/01/2029	600,000	624,943
Eaton Corp. 3.103%, 09/15/2027	500,000	488,300
Hewlett Packard Enterprise Company 6.200%, 10/15/2035	400,000	436,802
HP, Inc. 6.000%, 09/15/2041	500,000	536,971
IBM Corp.
3.450%, 02/19/2026	1,115,000	1,103,651
4.000%, 06/20/2042	210,000	184,876
5.600%, 11/30/2039	21,000	22,612
Intel Corp.
2.000%, 08/12/2031	500,000	417,671
5.200%, 02/10/2033	1,000,000	1,013,147
Micron Technology, Inc. 5.327%, 02/06/2029	250,000	258,640
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Microsoft Corp.
2.525%, 06/01/2050	$1,538,000	$1,055,730
3.125%, 11/03/2025	438,000	433,867
NVIDIA Corp. 2.000%, 06/15/2031	400,000	353,580
NXP BV 3.400%, 05/01/2030	520,000	491,211
Oracle Corp.
2.650%, 07/15/2026	310,000	301,284
2.875%, 03/25/2031	400,000	363,897
2.950%, 05/15/2025	550,000	543,952
4.000%, 11/15/2047	400,000	328,418
4.125%, 05/15/2045	500,000	424,165
5.550%, 02/06/2053	300,000	307,005
Qualcomm, Inc. 1.650%, 05/20/2032	566,000	470,357
Roper Technologies, Inc. 4.200%, 09/15/2028	500,000	499,693
Salesforce, Inc. 2.700%, 07/15/2041	400,000	302,500
Texas Instruments, Inc. 3.875%, 03/15/2039	200,000	185,571
VMware LLC 1.800%, 08/15/2028	400,000	363,821
		17,499,468
Materials – 0.6%
Air Products and Chemicals, Inc. 1.850%, 05/15/2027	500,000	474,967
Avery Dennison Corp. 2.650%, 04/30/2030	400,000	364,989
DuPont de Nemours, Inc. 5.319%, 11/15/2038	242,000	263,528
Eastman Chemical Company 4.650%, 10/15/2044	500,000	452,904
Freeport-McMoRan, Inc. 5.450%, 03/15/2043	300,000	301,289
Huntsman International LLC 4.500%, 05/01/2029	500,000	490,847
International Paper Company 5.000%, 09/15/2035	500,000	510,732
LYB International Finance II BV 3.500%, 03/02/2027	400,000	392,000
Martin Marietta Materials, Inc. 2.400%, 07/15/2031	300,000	261,823
Newmont Corp. 4.875%, 03/15/2042	270,000	266,868
Nucor Corp. 2.700%, 06/01/2030	300,000	277,261
Rio Tinto Alcan, Inc. 6.125%, 12/15/2033	100,000	111,613
Rio Tinto Finance USA PLC 4.750%, 03/22/2042	270,000	264,897
Rio Tinto Finance USA, Ltd. 5.200%, 11/02/2040	250,000	258,803
The Dow Chemical Company
4.375%, 11/15/2042	590,000	520,126
9.400%, 05/15/2039	130,000	181,184
The Sherwin-Williams Company 3.450%, 06/01/2027	300,000	295,014
Vale Overseas, Ltd. 6.875%, 11/10/2039	204,000	227,483
Vulcan Materials Company 3.500%, 06/01/2030	300,000	286,948
		6,203,276

256

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate – 0.9%
Alexandria Real Estate Equities, Inc. 1.875%, 02/01/2033	$400,000	$321,429
American Homes 4 Rent LP 3.625%, 04/15/2032	350,000	323,551
American Tower Corp. 3.800%, 08/15/2029	525,000	510,784
AvalonBay Communities, Inc. 2.050%, 01/15/2032	400,000	344,358
Boston Properties LP 2.550%, 04/01/2032	500,000	416,750
Brixmor Operating Partnership LP 4.125%, 05/15/2029	700,000	685,155
Crown Castle, Inc.
2.500%, 07/15/2031	300,000	261,096
3.700%, 06/15/2026	400,000	395,130
CubeSmart LP 4.000%, 11/15/2025	200,000	198,518
Digital Realty Trust LP 4.450%, 07/15/2028	200,000	200,470
Equinix, Inc. 2.150%, 07/15/2030	400,000	353,537
Essex Portfolio LP 3.000%, 01/15/2030	400,000	371,506
Extra Space Storage LP 2.350%, 03/15/2032	500,000	421,994
GLP Capital LP 5.300%, 01/15/2029	600,000	610,193
Healthpeak OP LLC 3.500%, 07/15/2029	400,000	383,694
Kimco Realty OP LLC 2.250%, 12/01/2031	250,000	213,129
Mid-America Apartments LP 3.950%, 03/15/2029	400,000	395,586
Prologis LP 5.125%, 01/15/2034	275,000	284,326
Realty Income Corp.
3.250%, 01/15/2031	200,000	186,577
4.875%, 06/01/2026	185,000	186,602
Simon Property Group LP 3.375%, 06/15/2027	500,000	492,105
Sun Communities Operating LP 5.700%, 01/15/2033	1,000,000	1,030,848
Ventas Realty LP 2.500%, 09/01/2031	200,000	173,714
Welltower OP LLC 2.750%, 01/15/2031	300,000	271,309
		9,032,361
Utilities – 2.1%
AEP Transmission Company LLC 3.750%, 12/01/2047	400,000	324,033
Ameren Corp. 3.500%, 01/15/2031	1,000,000	946,133
American Water Capital Corp. 4.300%, 09/01/2045	350,000	314,346
Arizona Public Service Company 3.350%, 05/15/2050	500,000	365,298
Baltimore Gas & Electric Company 4.550%, 06/01/2052	700,000	632,105
Berkshire Hathaway Energy Company
4.500%, 02/01/2045	500,000	468,696
6.125%, 04/01/2036	436,000	481,590
CenterPoint Energy, Inc. 2.950%, 03/01/2030	700,000	646,419
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Consolidated Edison Company of New York, Inc. 3.950%, 04/01/2050	$700,000	$599,226
Constellation Energy Generation LLC 6.250%, 10/01/2039	160,000	179,111
Dominion Energy, Inc.
3.375%, 04/01/2030	600,000	568,665
3.900%, 10/01/2025	242,000	240,548
DTE Electric Company
3.750%, 08/15/2047	300,000	244,020
5.200%, 04/01/2033	230,000	240,948
Duke Energy Carolinas LLC 6.000%, 01/15/2038	200,000	221,309
Duke Energy Corp.
2.450%, 06/01/2030	435,000	392,410
4.800%, 12/15/2045	500,000	463,277
5.000%, 08/15/2052	600,000	568,117
5.750%, 09/15/2033	500,000	537,747
Entergy Texas, Inc. 1.750%, 03/15/2031	700,000	593,410
Essential Utilities, Inc. 4.276%, 05/01/2049	500,000	426,703
Eversource Energy 4.250%, 04/01/2029	500,000	496,536
Exelon Corp. 3.400%, 04/15/2026	542,000	535,354
Florida Power & Light Company 5.650%, 02/01/2037	290,000	313,294
Georgia Power Company
4.950%, 05/17/2033	300,000	308,397
5.950%, 02/01/2039	335,000	360,879
Indiana Michigan Power Company
3.850%, 05/15/2028	600,000	592,619
6.050%, 03/15/2037	187,000	204,417
NextEra Energy Capital Holdings, Inc.
2.250%, 06/01/2030	700,000	625,669
5.250%, 02/28/2053	700,000	701,438
NiSource, Inc.
3.950%, 03/30/2048	400,000	327,949
5.400%, 06/30/2033	1,000,000	1,040,560
Oncor Electric Delivery Company LLC 7.500%, 09/01/2038	188,000	236,832
Pacific Gas & Electric Company
2.500%, 02/01/2031	600,000	525,691
3.450%, 07/01/2025	30,000	29,654
3.750%, 07/01/2028	30,000	29,202
4.550%, 07/01/2030	227,000	225,246
4.950%, 07/01/2050	827,000	752,047
PacifiCorp 6.000%, 01/15/2039	335,000	362,164
Public Service Company of Colorado 3.600%, 09/15/2042	500,000	407,973
Public Service Electric & Gas Company 3.100%, 03/15/2032	300,000	275,899
San Diego Gas & Electric Company 6.125%, 09/15/2037	202,000	222,946
Southern California Edison Company
2.250%, 06/01/2030	700,000	625,428
5.350%, 07/15/2035	130,000	135,622
Southern California Gas Company 6.350%, 11/15/2052	500,000	578,864
The Southern Company
3.250%, 07/01/2026	572,000	562,096
4.400%, 07/01/2046	500,000	448,454

257

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Virginia Electric & Power Company 8.875%, 11/15/2038	$190,000	$262,307
Xcel Energy, Inc. 4.600%, 06/01/2032	500,000	495,342
		21,136,990
TOTAL CORPORATE BONDS (Cost $261,097,471)		$252,547,093
MUNICIPAL BONDS – 0.2%
Bay Area Toll Authority (California) 6.907%, 10/01/2050	50,000	61,356
Illinois State Toll Highway Authority 6.184%, 01/01/2034	150,000	164,146
Metropolitan Washington Airports Authority 7.462%, 10/01/2046	40,000	50,736
New Jersey Turnpike Authority 7.102%, 01/01/2041	90,000	106,886
New York State Dormitory Authority 5.628%, 03/15/2039	340,000	354,770
New York State Urban Development Corp. 5.770%, 03/15/2039	270,000	279,999
State of California, GO 7.300%, 10/01/2039	400,000	481,571
State of California, GO 7.500%, 04/01/2034	80,000	95,904
State of Illinois, GO 5.100%, 06/01/2033	108,235	109,934
State of Illinois, GO 7.350%, 07/01/2035	220,000	241,698
State of Texas, GO 5.517%, 04/01/2039	260,000	279,025
State of Utah, GO 3.539%, 07/01/2025	76,759	76,266
Texas Transportation Commission State Highway Fund 5.178%, 04/01/2030	310,000	318,632
TOTAL MUNICIPAL BONDS (Cost $2,485,359)		$2,620,923
COLLATERALIZED MORTGAGE OBLIGATIONS – 1.6%
Commercial and residential – 1.4%
BANK
Series 2017-BNK6, Class A4, 3.254%, 07/15/2060	1,892,576	1,829,668
Series 2022-BNK39, Class A4, 2.928%, 02/15/2055 (D)	2,000,000	1,796,044
BBCMS Mortgage Trust Series 2024-5C29, Class AS 5.627%, 09/15/2057 (D)	1,500,000	1,538,410
BMO Mortgage Trust Series 2022-C1, Class A5 3.374%, 02/15/2055 (D)	2,000,000	1,845,382
CD Mortgage Trust Series 2017-CD3, Class A4 3.631%, 02/10/2050	1,090,000	1,034,172
GS Mortgage Securities Trust
Series 2016-GS4, Class A3, 3.178%, 11/10/2049	1,897,757	1,856,744
Series 2017-GS5, Class A3, 3.409%, 03/10/2050	2,742,204	2,679,533
Morgan Stanley Capital Trust Series 2021-L5, Class A4 2.728%, 05/15/2054	2,000,000	1,795,036
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Wells Fargo Commercial Mortgage Trust Series 2015-C29, Class AS 4.013%, 06/15/2048 (D)	$500,000	$493,290
		14,868,279
U.S. Government Agency – 0.2%
Federal Home Loan Mortgage Corp.
Series K047, Class A2, 3.329%, 05/25/2025 (D)	692,482	686,360
Series K050, Class A2, 3.334%, 08/25/2025 (D)	700,000	692,751
Series K755, Class A2, 5.203%, 02/25/2031	600,000	635,922
		2,015,033
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,505,408)		$16,883,312
ASSET BACKED SECURITIES – 0.5%
Carmax Auto Owner Trust Series 2022-4, Class A4 5.700%, 07/17/2028	1,000,000	1,024,457
Carvana Auto Receivables Trust Series 2024-P2, Class A4 5.210%, 06/10/2030	1,000,000	1,032,776
CNH Equipment Trust Series 2023-B, Class A4 5.460%, 03/17/2031	600,000	621,160
SMB Private Education Loan Trust Series 2021-E, Class A1A 1.680%, 02/15/2051 (C)	886,006	827,597
Toyota Auto Receivables Owner Trust Series 2023-B, Class A4 4.660%, 09/15/2028	1,250,000	1,265,573
TOTAL ASSET BACKED SECURITIES (Cost $4,793,912)		$4,771,563
SHORT-TERM INVESTMENTS – 0.8%
Short-term funds – 0.8%
John Hancock Collateral Trust, 4.8110% (E)(F)	787,434	7,876,388
TOTAL SHORT-TERM INVESTMENTS (Cost $7,876,334)		$7,876,388
Total Investments (Total Bond Market Trust) (Cost $1,069,891,835) – 99.6%		$1,023,242,898
Other assets and liabilities, net – 0.4%		4,195,042
TOTAL NET ASSETS – 100.0%		$1,027,437,940
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
GO	General Obligation
IBOR	Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	All or a portion of this security is on loan as of 9-30-24. The value of securities on loan amounted to $1,973,770.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

258

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	The rate shown is the annualized seven-day yield as of 9-30-24.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $2,016,310.
Total Stock Market Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.1%
Communication services – 8.2%
Diversified telecommunication services – 0.7%
Anterix, Inc. (A)	323	$12,164
AST SpaceMobile, Inc. (A)(B)	8,398	219,608
AT&T, Inc.	119,711	2,633,642
ATN International, Inc.	291	9,411
Bandwidth, Inc., Class A (A)	431	7,547
Cogent Communications Holdings, Inc.	807	61,267
Consolidated Communications Holdings, Inc. (A)	1,882	8,732
Frontier Communications Parent, Inc. (A)	4,181	148,551
GCI Liberty, Inc. (A)(C)	2,206	0
Globalstar, Inc. (A)	32,237	39,974
IDT Corp., Class B	461	17,596
Iridium Communications, Inc.	2,158	65,711
Liberty Global, Ltd., Class C (A)	1,040	22,474
Liberty Latin America, Ltd., Class C (A)	2,753	26,126
Lumen Technologies, Inc. (A)	17,420	123,682
Shenandoah Telecommunications Company	901	12,713
Verizon Communications, Inc.	69,948	3,141,365
		6,550,563
Entertainment – 1.1%
AMC Entertainment Holdings, Inc., Class A (A)	3,402	15,479
Atlanta Braves Holdings, Inc., Series A (A)	829	34,942
Atlanta Braves Holdings, Inc., Series C (A)	131	5,214
Cinemark Holdings, Inc. (A)	2,041	56,821
Electronic Arts, Inc.	4,466	640,603
Endeavor Group Holdings, Inc., Class A (B)	5,168	147,598
Eventbrite, Inc., Class A (A)	1,461	3,989
Kartoon Studios, Inc. (A)	672	581
Liberty Media Corp.-Liberty Formula One, Series A (A)	225	16,094
Liberty Media Corp.-Liberty Formula One, Series C (A)	3,361	260,242
Liberty Media Corp.-Liberty Live, Series A (A)	676	33,469
Liberty Media Corp.-Liberty Live, Series C (A)	827	42,450
Lions Gate Entertainment Corp., Class A (A)	62	485
Lions Gate Entertainment Corp., Class B (A)	4,105	28,407
Live Nation Entertainment, Inc. (A)	3,913	428,434
LiveOne, Inc. (A)	1,309	1,242
Madison Square Garden Entertainment Corp. (A)	678	28,835
Madison Square Garden Sports Corp. (A)	324	67,476
Netflix, Inc. (A)	7,221	5,121,639
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Playstudios, Inc. (A)	1,949	$2,943
Playtika Holding Corp.	6,300	49,896
Reservoir Media, Inc. (A)	893	7,242
ROBLOX Corp., Class A (A)	9,625	426,003
Roku, Inc. (A)	2,105	157,159
Skillz, Inc. (A)	341	1,916
Sphere Entertainment Company (A)	478	21,118
Take-Two Interactive Software, Inc. (A)	2,886	443,607
The Marcus Corp.	486	7,324
The Walt Disney Company	30,530	2,936,681
TKO Group Holdings, Inc. (A)	1,425	176,287
Vivid Seats, Inc., Class A (A)	1,910	7,067
Warner Brothers Discovery, Inc. (A)	41,547	342,763
Warner Music Group Corp., Class A	2,345	73,399
		11,587,405
Interactive media and services – 5.4%
Alphabet, Inc., Class A	98,484	16,333,571
Alphabet, Inc., Class C	94,557	15,808,985
Angi, Inc. (A)	1,822	4,701
Bumble, Inc., Class A (A)	2,324	14,827
CarGurus, Inc. (A)	1,735	52,102
Cars.com, Inc. (A)	1,154	19,341
DHI Group, Inc. (A)	630	1,159
EverQuote, Inc., Class A (A)	481	10,144
FuboTV, Inc. (A)	4,863	6,905
Getty Images Holdings, Inc. (A)(B)	6,797	25,897
Grindr, Inc. (A)	2,917	34,800
IAC, Inc. (A)	1,394	75,025
Match Group, Inc. (A)	4,728	178,908
MediaAlpha, Inc., Class A (A)	781	14,144
Meta Platforms, Inc., Class A	36,729	21,025,149
Nextdoor Holdings, Inc. (A)	3,090	7,663
Outbrain, Inc. (A)	712	3,460
Pinterest, Inc., Class A (A)	9,858	319,103
PSQ Holdings, Inc. (A)	454	1,117
QuinStreet, Inc. (A)	983	18,805
Rumble, Inc. (A)(B)	1,926	10,323
Shutterstock, Inc.	615	21,753
Snap, Inc., Class A (A)	23,247	248,743
System1, Inc. (A)	1,641	1,838
Taboola.com, Ltd. (A)	4,985	16,750
Travelzoo (A)	162	1,952
TripAdvisor, Inc. (A)	2,105	30,501
TrueCar, Inc. (A)	1,900	6,555
Vimeo, Inc. (A)	2,863	14,458
Yelp, Inc. (A)	1,157	40,588
Zedge, Inc., Class B (A)	130	481
Ziff Davis, Inc. (A)	766	37,274
ZipRecruiter, Inc., Class A (A)	1,452	13,794
ZoomInfo Technologies, Inc. (A)	6,859	70,785
		54,471,601
Media – 0.6%
Advantage Solutions, Inc. (A)	5,394	18,501
Altice USA, Inc., Class A (A)	7,703	18,949
AMC Networks, Inc., Class A (A)	424	3,685
Boston Omaha Corp., Class A (A)	528	7,851
Cable One, Inc.	97	33,930
Cardlytics, Inc. (A)	636	2,035
Charter Communications, Inc., Class A (A)	2,367	767,097
Clear Channel Outdoor Holdings, Inc. (A)	8,831	14,130
Comcast Corp., Class A	66,630	2,783,135
comScore, Inc. (A)	60	407
Cumulus Media, Inc., Class A (A)	131	172

259

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
EchoStar Corp., Class A (A)	2,407	$59,742
Emerald Holding, Inc.	1,284	6,407
Entravision Communications Corp., Class A	1,260	2,608
Fox Corp., Class A	3,858	163,309
Fox Corp., Class B	2,503	97,116
Gannett Company, Inc. (A)	2,798	15,725
Gray Television, Inc.	1,517	8,131
Harte-Hanks, Inc. (A)	2,449	18,221
iHeartMedia, Inc., Class A (A)	2,155	3,987
Innovid Corp. (A)	2,304	4,147
John Wiley & Sons, Inc., Class A	781	37,683
Lee Enterprises, Inc. (A)	35	305
Magnite, Inc. (A)	2,317	32,090
National CineMedia, Inc. (A)	1,964	13,846
News Corp., Class A	7,344	195,571
News Corp., Class B	1,149	32,115
Nexstar Media Group, Inc.	595	98,383
Nexxen International, Ltd. (A)	81	321
Omnicom Group, Inc.	3,332	344,495
Paramount Global, Class B (B)	10,440	110,873
PubMatic, Inc., Class A (A)	758	11,271
Saga Communications, Inc., Class A	802	11,517
Scholastic Corp.	561	17,958
Sinclair, Inc.	834	12,760
Sirius XM Holdings, Inc.	10,141	239,835
Stagwell, Inc. (A)	1,894	13,296
TechTarget, Inc. (A)	503	12,298
TEGNA, Inc.	3,693	58,276
The EW Scripps Company, Class A (A)	1,348	3,026
The Interpublic Group of Companies, Inc.	6,494	205,405
The New York Times Company, Class A	2,748	152,981
The Trade Desk, Inc., Class A (A)	7,576	830,708
Thryv Holdings, Inc. (A)	494	8,512
Urban One, Inc., Class A (A)	45	79
Urban One, Inc., Class D (A)	387	430
WideOpenWest, Inc. (A)	1,455	7,639
		6,480,958
Wireless telecommunication services – 0.4%
FingerMotion, Inc. (A)(B)	1,066	2,324
Gogo, Inc. (A)	2,195	15,760
Spok Holdings, Inc.	444	6,687
SurgePays, Inc. (A)	154	283
Telephone & Data Systems, Inc.	1,870	43,478
T-Mobile US, Inc.	19,846	4,095,421
United States Cellular Corp. (A)	961	52,519
		4,216,472
		83,306,999
Consumer discretionary – 10.3%
Automobile components – 0.1%
Adient PLC (A)	1,572	35,480
American Axle & Manufacturing Holdings, Inc. (A)	1,974	12,199
Autoliv, Inc.	1,248	116,526
BorgWarner, Inc.	3,994	144,942
Cooper-Standard Holdings, Inc. (A)	261	3,620
Dana, Inc.	2,445	25,819
Dorman Products, Inc. (A)	533	60,293
Fox Factory Holding Corp. (A)	736	30,544
Gentex Corp.	3,948	117,216
Gentherm, Inc. (A)	576	26,813
Holley, Inc. (A)	1,926	5,682
LCI Industries	430	51,832
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobile components (continued)
Lear Corp.	732	$79,898
Luminar Technologies, Inc. (A)(B)	5,224	4,700
Modine Manufacturing Company (A)	919	122,034
Motorcar Parts of America, Inc. (A)	447	3,303
Patrick Industries, Inc.	414	58,941
PHINIA, Inc.	773	35,581
QuantumScape Corp. (A)(B)	7,236	41,607
Solid Power, Inc. (A)(B)	3,144	4,244
Standard Motor Products, Inc.	404	13,413
Stoneridge, Inc. (A)	529	5,920
Strattec Security Corp. (A)	13	555
Superior Industries International, Inc. (A)	282	857
The Goodyear Tire & Rubber Company (A)	4,787	42,365
Visteon Corp. (A)	475	45,239
XPEL, Inc. (A)	476	20,644
		1,110,267
Automobiles – 1.6%
Canoo, Inc. (A)(B)	15,177	14,927
Cenntro, Inc. (A)	593	694
Ford Motor Company	64,717	683,412
General Motors Company	19,619	879,716
Harley-Davidson, Inc.	2,375	91,509
Lucid Group, Inc. (A)(B)	39,287	138,683
Mullen Automotive, Inc. (A)	1	2
Rivian Automotive, Inc., Class A (A)(B)	16,074	180,350
Tesla, Inc. (A)	53,072	13,885,227
Thor Industries, Inc.	904	99,341
Winnebago Industries, Inc.	534	31,031
		16,004,892
Broadline retail – 3.4%
1stdibs.com, Inc. (A)	521	2,298
Amazon.com, Inc. (A)	173,396	32,308,877
Big Lots, Inc. (A)	557	64
CarParts.com, Inc. (A)	778	705
ContextLogic, Inc., Class A (A)	392	2,136
Coupang, Inc. (A)	27,345	671,320
Dillard's, Inc., Class A (B)	217	83,261
eBay, Inc.	8,504	553,695
Etsy, Inc. (A)	2,099	116,557
Groupon, Inc. (A)	572	5,594
Kohl's Corp.	1,853	39,098
Macy's, Inc.	4,590	72,017
Nordstrom, Inc.	2,680	60,273
Ollie's Bargain Outlet Holdings, Inc. (A)	1,046	101,671
Savers Value Village, Inc. (A)	2,756	28,993
		34,046,559
Distributors – 0.1%
A-Mark Precious Metals, Inc.	482	21,285
Genuine Parts Company	2,385	333,137
LKQ Corp.	4,543	181,357
Pool Corp.	590	222,312
Weyco Group, Inc.	249	8,476
		766,567
Diversified consumer services – 0.1%
ADT, Inc.	14,762	106,729
Adtalem Global Education, Inc. (A)	775	58,497
American Public Education, Inc. (A)	372	5,487
Bright Horizons Family Solutions, Inc. (A)	979	137,187
Carriage Services, Inc.	281	9,225
Chegg, Inc. (A)	2,095	3,708
Coursera, Inc. (A)	2,516	19,977
Duolingo, Inc. (A)	600	169,212

260

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
European Wax Center, Inc., Class A (A)	852	$5,794
frontdoor, Inc. (A)	1,431	68,674
Graham Holdings Company, Class B	54	44,373
Grand Canyon Education, Inc. (A)	512	72,627
H&R Block, Inc.	2,092	132,947
ITT Educational Services, Inc. (A)(C)	608	0
Laureate Education, Inc.	2,848	47,305
Lincoln Educational Services Corp. (A)	363	4,334
Mister Car Wash, Inc. (A)	5,330	34,698
Nerdy, Inc. (A)	1,961	1,928
Service Corp. International	2,211	174,514
Strategic Education, Inc.	434	40,167
Stride, Inc. (A)	726	61,935
The Beachbody Company, Inc. (A)	82	469
Udemy, Inc. (A)	2,582	19,210
Universal Technical Institute, Inc. (A)	464	7,545
Wag! Group Company (A)	614	528
WW International, Inc. (A)	1,306	1,146
		1,228,216
Hotels, restaurants and leisure – 2.0%
Accel Entertainment, Inc. (A)	1,267	14,723
Airbnb, Inc., Class A (A)	7,233	917,217
Ambassadors Group, Inc. (A)(C)	714	29
Aramark	4,410	170,799
Bally's Corp. (A)	759	13,093
Biglari Holdings, Inc., Class B (A)	52	8,945
BJ's Restaurants, Inc. (A)	418	13,610
Bloomin' Brands, Inc.	1,512	24,993
Booking Holdings, Inc.	574	2,417,757
Bowlero Corp., Class A (B)	1,682	19,747
Boyd Gaming Corp.	1,395	90,187
Brinker International, Inc. (A)	737	56,403
Caesars Entertainment, Inc. (A)	3,686	153,854
Carnival Corp. (A)	18,976	350,676
Cava Group, Inc. (A)	1,927	238,659
Century Casinos, Inc. (A)	483	1,236
Chipotle Mexican Grill, Inc. (A)	22,700	1,307,974
Choice Hotels International, Inc.	855	111,407
Churchill Downs, Inc.	1,282	173,339
Chuy's Holdings, Inc. (A)	382	14,287
Cracker Barrel Old Country Store, Inc.	380	17,233
Darden Restaurants, Inc.	2,039	334,661
Dave & Buster's Entertainment, Inc. (A)	706	24,039
Denny's Corp. (A)	1,094	7,056
Dine Brands Global, Inc.	262	8,182
Domino's Pizza, Inc.	593	255,073
DoorDash, Inc., Class A (A)	6,203	885,354
DraftKings, Inc., Class A (A)	7,856	307,955
Dutch Bros, Inc., Class A (A)	1,079	34,560
El Pollo Loco Holdings, Inc. (A)	773	10,590
Empire Resorts, Inc. (A)(C)	878	0
Everi Holdings, Inc. (A)	1,572	20,656
Expedia Group, Inc. (A)	2,022	299,296
FAT Brands, Inc., Class A	191	940
First Watch Restaurant Group, Inc. (A)	940	14,664
Full House Resorts, Inc. (A)	503	2,525
GAN, Ltd. (A)	632	1,119
GEN Restaurant Group, Inc. (A)	19	160
Golden Entertainment, Inc.	521	16,563
Hilton Grand Vacations, Inc. (A)	1,878	68,209
Hilton Worldwide Holdings, Inc.	4,364	1,005,902
Hyatt Hotels Corp., Class A	633	96,343
Inspired Entertainment, Inc. (A)	336	3,115
Jack in the Box, Inc.	352	16,382
Krispy Kreme, Inc.	2,827	30,362
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Kura Sushi USA, Inc., Class A (A)(B)	168	$13,534
Las Vegas Sands Corp.	12,294	618,880
Life Time Group Holdings, Inc. (A)	3,334	81,416
Light & Wonder, Inc. (A)	1,540	139,724
Lindblad Expeditions Holdings, Inc. (A)	852	7,881
Marriott International, Inc., Class A	4,907	1,219,880
Marriott Vacations Worldwide Corp.	622	45,705
McDonald's Corp.	12,090	3,681,526
MGM Resorts International (A)	4,993	195,176
Monarch Casino & Resort, Inc.	351	27,824
Mondee Holdings, Inc. (A)	2,136	2,969
Nathan's Famous, Inc.	78	6,310
Noodles & Company (A)	1,045	1,254
Norwegian Cruise Line Holdings, Ltd. (A)	7,236	148,410
ONE Group Hospitality, Inc. (A)	431	1,586
Papa John's International, Inc.	597	32,160
Penn Entertainment, Inc. (A)	2,579	48,640
Planet Fitness, Inc., Class A (A)	1,443	117,200
PlayAGS, Inc. (A)	767	8,736
Portillo's, Inc., Class A (A)	899	12,110
Potbelly Corp. (A)	346	2,886
RCI Hospitality Holdings, Inc.	169	7,529
Red Robin Gourmet Burgers, Inc. (A)	308	1,358
Red Rock Resorts, Inc., Class A	982	53,460
Restaurant Brands International LP	82	5,852
Royal Caribbean Cruises, Ltd.	4,340	769,742
Rush Street Interactive, Inc. (A)	1,049	11,382
Sabre Corp. (A)	6,456	23,694
Shake Shack, Inc., Class A (A)	668	68,944
Six Flags Entertainment Corp.	804	32,409
Soho House & Company, Inc. (A)	1,226	6,253
Sonder Holdings, Inc. (A)	202	945
Starbucks Corp.	18,847	1,837,394
Sweetgreen, Inc., Class A (A)	1,683	59,662
Target Hospitality Corp. (A)	1,732	13,475
Texas Roadhouse, Inc.	956	168,830
The Cheesecake Factory, Inc.	892	36,171
The Wendy's Company	3,468	60,759
Travel + Leisure Company	1,360	62,669
United Parks & Resorts, Inc. (A)	1,089	55,103
Vacasa, Inc., Class A (A)	219	615
Vail Resorts, Inc.	655	114,160
Wingstop, Inc.	506	210,536
Wyndham Hotels & Resorts, Inc.	1,417	110,724
Wynn Resorts, Ltd.	1,932	185,240
Xponential Fitness, Inc., Class A (A)	517	6,411
Yum! Brands, Inc.	4,756	664,461
		20,541,459
Household durables – 0.5%
Bassett Furniture Industries, Inc.	199	2,876
Beazer Homes USA, Inc. (A)	450	15,377
Cavco Industries, Inc. (A)	155	66,377
Century Communities, Inc.	552	56,845
Champion Homes, Inc. (A)	980	92,953
D.R. Horton, Inc.	5,524	1,053,813
Dream Finders Homes, Inc., Class A (A)	686	24,840
Ethan Allen Interiors, Inc.	426	13,585
Flexsteel Industries, Inc.	139	6,156
GoPro, Inc., Class A (A)	2,431	3,306
Green Brick Partners, Inc. (A)	849	70,908
Hamilton Beach Brands Holding Company, Class A	205	6,238
Hamilton Beach Brands Holding Company, Class B	241	7,334

261

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Helen of Troy, Ltd. (A)	403	$24,926
Hooker Furnishings Corp.	257	4,647
Hovnanian Enterprises, Inc., Class A (A)	111	22,685
Installed Building Products, Inc.	498	122,642
iRobot Corp. (A)	489	4,249
KB Home	1,321	113,196
Landsea Homes Corp. (A)	541	6,681
La-Z-Boy, Inc.	740	31,768
Legacy Housing Corp. (A)	491	13,429
Leggett & Platt, Inc.	2,187	29,787
Lennar Corp., Class A	4,181	783,854
LGI Homes, Inc. (A)	402	47,645
Lifetime Brands, Inc.	274	1,792
Live Ventures, Inc. (A)	20	309
M/I Homes, Inc. (A)	450	77,112
Meritage Homes Corp.	609	124,888
Mohawk Industries, Inc. (A)	1,079	173,374
Newell Brands, Inc.	7,038	54,052
NVR, Inc. (A)	52	510,214
PulteGroup, Inc.	3,537	507,666
Purple Innovation, Inc. (A)	1,862	1,841
SharkNinja, Inc.	2,356	256,121
Sonos, Inc. (A)	2,163	26,583
Taylor Morrison Home Corp. (A)	1,132	79,534
Tempur Sealy International, Inc.	2,895	158,067
The Lovesac Company (A)	280	8,022
Toll Brothers, Inc.	1,642	253,673
TopBuild Corp. (A)	536	218,050
Traeger, Inc. (A)	2,091	7,695
Tri Pointe Homes, Inc. (A)	1,571	71,182
Tupperware Brands Corp. (A)	610	49
United Homes Group, Inc. (A)	180	1,105
Universal Electronics, Inc. (A)	236	2,178
Vizio Holding Corp., Class A (A)	2,079	23,222
VOXX International Corp. (A)	506	3,218
Whirlpool Corp.	915	97,905
Worthington Enterprises, Inc.	815	33,782
		5,317,751
Leisure products – 0.1%
Acushnet Holdings Corp.	1,122	71,528
American Outdoor Brands, Inc. (A)	307	2,831
AMMO, Inc. (A)	1,841	2,633
Brunswick Corp.	1,164	97,566
Clarus Corp.	550	2,475
Escalade, Inc.	328	4,615
Funko, Inc., Class A (A)	815	9,959
Hasbro, Inc.	2,355	170,314
JAKKS Pacific, Inc. (A)	134	3,420
Johnson Outdoors, Inc., Class A	178	6,444
Latham Group, Inc. (A)	1,897	12,900
Malibu Boats, Inc., Class A (A)	367	14,243
Marine Products Corp.	742	7,190
MasterCraft Boat Holdings, Inc. (A)	348	6,337
Mattel, Inc. (A)	6,064	115,519
Peloton Interactive, Inc., Class A (A)	5,871	27,476
Polaris, Inc.	955	79,494
Smith & Wesson Brands, Inc.	903	11,721
Solo Brands, Inc., Class A (A)	944	1,331
Sturm Ruger & Company, Inc.	325	13,546
Topgolf Callaway Brands Corp. (A)	3,178	34,894
Vista Outdoor, Inc. (A)	980	38,396
YETI Holdings, Inc. (A)	1,473	60,437
		795,269
Specialty retail – 2.0%
1-800-Flowers.com, Inc., Class A (A)	562	4,457
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Abercrombie & Fitch Company, Class A (A)	842	$117,796
Academy Sports & Outdoors, Inc.	1,278	74,584
Advance Auto Parts, Inc.	1,014	39,536
American Eagle Outfitters, Inc.	3,303	73,954
America's Car-Mart, Inc. (A)	117	4,905
Arhaus, Inc.	962	11,842
Arko Corp.	1,801	12,643
Asbury Automotive Group, Inc. (A)	359	85,654
AutoNation, Inc. (A)	578	103,416
AutoZone, Inc. (A)	285	897,761
Bath & Body Works, Inc.	3,879	123,818
Best Buy Company, Inc.	3,678	379,937
Beyond, Inc. (A)	765	7,711
Big 5 Sporting Goods Corp.	321	671
Boot Barn Holdings, Inc. (A)	511	85,480
Brilliant Earth Group, Inc., Class A (A)	312	668
Build-A-Bear Workshop, Inc.	196	6,737
Burlington Stores, Inc. (A)	1,103	290,618
Caleres, Inc.	581	19,202
Camping World Holdings, Inc., Class A	715	17,317
CarMax, Inc. (A)	2,689	208,075
Carvana Company (A)	1,933	336,555
Chewy, Inc., Class A (A)	2,085	61,070
Citi Trends, Inc. (A)	105	1,929
Conn's, Inc. (A)	510	9
Designer Brands, Inc., Class A	872	6,435
Destination XL Group, Inc. (A)	773	2,273
Dick's Sporting Goods, Inc.	842	175,725
Duluth Holdings, Inc., Class B (A)	700	2,632
Envela Corp. (A)	290	1,589
EVgo, Inc. (A)(B)	1,776	7,353
Five Below, Inc. (A)	951	84,021
Floor & Decor Holdings, Inc., Class A (A)	1,801	223,630
Foot Locker, Inc.	1,586	40,982
GameStop Corp., Class A (A)	5,203	119,305
Genesco, Inc. (A)	197	5,352
Group 1 Automotive, Inc.	231	88,482
Grove Collaborative Holdings (A)	525	709
GrowGeneration Corp. (A)	1,030	2,194
Guess?, Inc.	938	18,882
Haverty Furniture Companies, Inc.	273	7,499
Jjill, Inc.	116	2,862
Kirkland's, Inc. (A)	147	322
Lands' End, Inc. (A)	492	8,497
Lazydays Holdings, Inc. (A)	227	341
Leslie's, Inc. (A)	3,127	9,881
Lithia Motors, Inc.	463	147,067
LL Flooring Holdings, Inc. (A)	631	7
Lowe's Companies, Inc.	9,593	2,598,264
MarineMax, Inc. (A)	323	11,392
Monro, Inc.	568	16,392
Murphy USA, Inc.	362	178,419
National Vision Holdings, Inc. (A)	1,337	14,587
OneWater Marine, Inc., Class A (A)	187	4,471
O'Reilly Automotive, Inc. (A)	965	1,111,294
Penske Automotive Group, Inc.	1,129	183,372
Petco Health & Wellness Company, Inc. (A)	4,065	18,496
PetMed Express, Inc. (A)	391	1,439
Revolve Group, Inc. (A)	697	17,272
RH (A)	356	119,057
Ross Stores, Inc.	5,635	848,124
RumbleON, Inc., Class B (A)	281	1,346

262

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Sally Beauty Holdings, Inc. (A)	1,774	$24,073
Shoe Carnival, Inc.	500	21,925
Signet Jewelers, Ltd.	762	78,593
Sleep Number Corp. (A)	378	6,925
Sonic Automotive, Inc., Class A	415	24,269
Sportsman's Warehouse Holdings, Inc. (A)	611	1,656
Stitch Fix, Inc., Class A (A)	1,692	4,771
The Aaron's Company, Inc.	635	6,318
The Buckle, Inc.	804	35,352
The Cato Corp., Class A	469	2,340
The Children's Place, Inc. (A)	202	3,127
The Gap, Inc.	6,223	137,217
The Home Depot, Inc.	16,631	6,738,881
The ODP Corp. (A)	730	21,718
The RealReal, Inc. (A)(B)	2,001	6,283
The TJX Companies, Inc.	19,116	2,246,895
ThredUp, Inc., Class A (A)	1,553	1,308
Tile Shop Holdings, Inc. (A)	357	2,353
Tilly's, Inc., Class A (A)	296	1,510
Torrid Holdings, Inc. (A)(B)	1,698	6,673
Tractor Supply Company	1,847	537,348
Ulta Beauty, Inc. (A)	838	326,083
Upbound Group, Inc.	1,004	32,118
Urban Outfitters, Inc. (A)	1,562	59,840
Valvoline, Inc. (A)	1,710	71,564
Victoria's Secret & Company (A)	1,346	34,592
Warby Parker, Inc., Class A (A)	1,643	26,830
Wayfair, Inc., Class A (A)	1,530	85,955
Williams-Sonoma, Inc.	2,162	334,937
Winmark Corp.	60	22,976
Zumiez, Inc. (A)	371	7,902
		19,958,642
Textiles, apparel and luxury goods – 0.4%
Carter's, Inc.	599	38,923
Columbia Sportswear Company	1,031	85,769
Crocs, Inc. (A)	1,046	151,471
Deckers Outdoor Corp. (A)	2,520	401,814
Delta Apparel, Inc. (A)	81	0
Figs, Inc., Class A (A)	2,725	18,639
G-III Apparel Group, Ltd. (A)	722	22,035
Hanesbrands, Inc. (A)	5,901	43,372
Kontoor Brands, Inc.	919	75,156
Levi Strauss & Company, Class A	1,731	37,736
Lululemon Athletica, Inc. (A)	2,004	543,785
Movado Group, Inc.	291	5,413
NIKE, Inc., Class B	20,209	1,786,476
Oxford Industries, Inc.	276	23,946
PVH Corp.	835	84,193
Ralph Lauren Corp.	679	131,638
Rocky Brands, Inc.	90	2,867
Skechers USA, Inc., Class A (A)	2,270	151,908
Steven Madden, Ltd.	1,321	64,716
Superior Group of Companies, Inc.	407	6,304
Tapestry, Inc.	3,835	180,168
Under Armour, Inc., Class A (A)	6,449	57,461
Under Armour, Inc., Class C (A)	358	2,993
Unifi, Inc. (A)	438	3,215
Vera Bradley, Inc. (A)	673	3,675
VF Corp.	6,636	132,388
Wolverine World Wide, Inc.	1,318	22,960
		4,079,021
		103,848,643
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples – 5.9%
Beverages – 1.2%
Brown-Forman Corp., Class B	5,315	$261,498
Celsius Holdings, Inc. (A)	3,935	123,402
Coca-Cola Consolidated, Inc.	141	185,612
Constellation Brands, Inc., Class A	3,038	782,862
Keurig Dr. Pepper, Inc.	22,681	850,084
MGP Ingredients, Inc. (B)	372	30,969
Molson Coors Beverage Company, Class B	3,103	178,485
Monster Beverage Corp. (A)	17,109	892,577
National Beverage Corp.	1,586	74,447
PepsiCo, Inc.	23,185	3,942,609
The Boston Beer Company, Inc., Class A (A)	171	49,443
The Coca-Cola Company	72,652	5,220,773
The Duckhorn Portfolio, Inc. (A)	1,957	11,370
The Vita Coco Company, Inc. (A)	939	26,583
		12,630,714
Consumer staples distribution and retail – 2.2%
Albertsons Companies, Inc., Class A	9,731	179,829
BJ's Wholesale Club Holdings, Inc. (A)	2,282	188,219
Casey's General Stores, Inc.	631	237,073
Costco Wholesale Corp.	7,422	6,579,751
Dollar General Corp.	3,735	315,869
Dollar Tree, Inc. (A)	3,736	262,716
Grocery Outlet Holding Corp. (A)	1,667	29,256
Maplebear, Inc. (A)	3,814	155,382
Natural Grocers by Vitamin Cottage, Inc.	475	14,103
Performance Food Group Company (A)	2,391	187,383
PriceSmart, Inc.	525	48,185
SpartanNash Company	638	14,298
Sprouts Farmers Market, Inc. (A)	1,774	195,867
Sysco Corp.	8,276	646,025
Target Corp.	7,644	1,191,394
The Andersons, Inc.	652	32,691
The Chefs' Warehouse, Inc. (A)	665	27,937
The Kroger Company	11,842	678,547
U.S. Foods Holding Corp. (A)	3,830	235,545
United Natural Foods, Inc. (A)	998	16,786
Village Super Market, Inc., Class A	305	9,696
Walgreens Boots Alliance, Inc.	14,627	131,058
Walmart, Inc.	134,608	10,869,596
Weis Markets, Inc.	464	31,984
		22,279,190
Food products – 0.8%
Alico, Inc.	182	5,091
Archer-Daniels-Midland Company	9,145	546,322
B&G Foods, Inc.	1,224	10,869
Beyond Meat, Inc. (A)(B)	3,421	23,194
BRC, Inc., Class A (A)	952	3,256
Bunge Global SA	2,335	225,654
Calavo Growers, Inc.	340	9,700
Cal-Maine Foods, Inc.	745	55,756
Campbell Soup Company	5,045	246,801
Conagra Brands, Inc.	6,624	215,412
Darling Ingredients, Inc. (A)	2,724	101,224
Dole PLC	1,376	22,415
Farmer Brothers Company (A)	162	321
Flowers Foods, Inc.	3,522	81,253
Freshpet, Inc. (A)	815	111,468
General Mills, Inc.	9,130	674,251
Hormel Foods Corp.	9,341	296,110
Ingredion, Inc.	834	114,617
J&J Snack Foods Corp.	325	55,939

263

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
John B Sanfilippo & Son, Inc.	166	$15,655
Kellanova	5,794	467,634
Lamb Weston Holdings, Inc.	2,471	159,973
Lancaster Colony Corp.	463	81,752
Lifeway Foods, Inc. (A)	167	4,329
Limoneira Company	387	10,256
Mama's Creations, Inc. (A)	413	3,015
McCormick & Company, Inc.	4,278	352,079
Mission Produce, Inc. (A)	1,061	13,602
Mondelez International, Inc., Class A	22,138	1,630,906
Pilgrim's Pride Corp. (A)	4,013	184,799
Post Holdings, Inc. (A)	1,024	118,528
Seaboard Corp.	19	59,603
Seneca Foods Corp., Class A (A)	139	8,664
SunOpta, Inc. (A)	2,644	16,869
The Hain Celestial Group, Inc. (A)	1,558	13,446
The Hershey Company	2,559	490,765
The J.M. Smucker Company	1,797	217,617
The Kraft Heinz Company	19,869	697,601
The Simply Good Foods Company (A)	1,681	58,448
Tootsie Roll Industries, Inc.	756	23,413
TreeHouse Foods, Inc. (A)	936	39,293
Tyson Foods, Inc., Class A	4,852	288,985
Utz Brands, Inc.	1,319	23,346
Vital Farms, Inc. (A)	628	22,024
Westrock Coffee Company (A)(B)	1,497	9,731
WK Kellogg Company	1,404	24,022
		7,836,008
Household products – 1.0%
Central Garden & Pet Company, Class A (A)	1,151	36,141
Church & Dwight Company, Inc.	3,827	400,763
Colgate-Palmolive Company	13,797	1,432,267
Energizer Holdings, Inc.	1,190	37,794
Kimberly-Clark Corp.	5,582	794,207
Oil-Dri Corp. of America	119	8,210
Reynolds Consumer Products, Inc.	3,527	109,690
Spectrum Brands Holdings, Inc.	231	21,977
The Clorox Company	2,094	341,134
The Procter & Gamble Company	39,497	6,840,880
WD-40 Company	231	59,570
		10,082,633
Personal care products – 0.2%
BellRing Brands, Inc. (A)	2,190	132,977
Coty, Inc., Class A (A)	15,091	141,704
e.l.f. Beauty, Inc. (A)	917	99,981
Edgewell Personal Care Company	876	31,834
Herbalife, Ltd. (A)	1,740	12,511
Inter Parfums, Inc.	538	69,660
Kenvue, Inc.	32,547	752,812
Lifevantage Corp.	67	809
Medifast, Inc. (A)	188	3,598
Natural Health Trends Corp.	2,675	15,916
Nature's Sunshine Products, Inc. (A)	585	7,968
Nu Skin Enterprises, Inc., Class A	854	6,294
The Beauty Health Company (A)	2,356	3,393
The Estee Lauder Companies, Inc., Class A	3,950	393,776
The Honest Company, Inc. (A)	1,445	5,159
USANA Health Sciences, Inc. (A)	350	13,272
Waldencast PLC, Class A (A)(B)	1,714	6,239
		1,697,903
Tobacco – 0.5%
Altria Group, Inc.	29,589	1,510,223
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Tobacco (continued)
Ispire Technology, Inc. (A)	898	$5,572
Philip Morris International, Inc.	25,998	3,156,157
Turning Point Brands, Inc.	333	14,369
Universal Corp.	426	22,625
Vector Group, Ltd.	2,598	38,762
		4,747,708
		59,274,156
Energy – 3.3%
Energy equipment and services – 0.3%
Archrock, Inc.	2,767	56,004
Atlas Energy Solutions, Inc.	1,694	36,929
Baker Hughes Company	16,044	579,991
Bristow Group, Inc. (A)	434	15,055
Cactus, Inc., Class A	1,108	66,114
ChampionX Corp.	3,351	101,033
Core Laboratories, Inc.	706	13,082
DMC Global, Inc. (A)	314	4,076
Energy Services of America Corp.	134	1,273
Expro Group Holdings NV (A)	1,853	31,816
Forum Energy Technologies, Inc. (A)	95	1,469
Geospace Technologies Corp. (A)	128	1,324
Gulf Island Fabrication, Inc. (A)	2,393	13,497
Halliburton Company	14,262	414,311
Helix Energy Solutions Group, Inc. (A)	2,742	30,436
Helmerich & Payne, Inc.	1,763	53,630
Innovex International, Inc. (A)	654	9,601
KLX Energy Services Holdings, Inc. (A)	168	919
Kodiak Gas Services, Inc.	1,159	33,611
Liberty Energy, Inc.	2,877	54,922
Mammoth Energy Services, Inc. (A)	729	2,982
Nabors Industries, Ltd. (A)	160	10,315
Natural Gas Services Group, Inc. (A)	113	2,159
Newpark Resources, Inc. (A)	1,689	11,705
Nine Energy Service, Inc. (A)(B)	508	574
Noble Corp. PLC	341	12,324
NOV, Inc.	6,635	105,961
Oceaneering International, Inc. (A)	1,715	42,652
Oil States International, Inc. (A)	1,266	5,824
Patterson-UTI Energy, Inc.	7,055	53,971
Profire Energy, Inc. (A)	196	329
ProFrac Holding Corp., Class A (A)(B)	2,818	19,134
ProPetro Holding Corp. (A)	4,005	30,678
Ranger Energy Services, Inc.	274	3,263
RPC, Inc.	3,715	23,627
Schlumberger, Ltd.	23,542	987,587
SEACOR Marine Holdings, Inc. (A)	374	3,609
Select Water Solutions, Inc.	1,836	20,435
Smart Sand, Inc. (A)	446	879
Solaris Energy Infrastructure, Inc.	160	2,042
TETRA Technologies, Inc. (A)	1,874	5,809
Tidewater, Inc. (A)	880	63,175
USA Compression Partners LP	325	7,449
Valaris, Ltd. (A)	1,240	69,130
Weatherford International PLC	1,215	103,178
		3,107,884
Oil, gas and consumable fuels – 3.0%
Aemetis, Inc. (A)	638	1,467
American Carbon Corp. (A)(C)	265	0
American Resources Corp. (A)	1,063	967
Amplify Energy Corp. (A)	487	3,180
Antero Midstream Corp.	6,509	97,960
Antero Resources Corp. (A)	5,112	146,459
APA Corp.	6,341	155,101
Ardmore Shipping Corp.	494	8,941

264

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Baytex Energy Corp.	2,142	$6,362
Berry Corp.	547	2,812
California Resources Corp.	1,147	60,183
Centrus Energy Corp., Class A (A)	232	12,725
Cheniere Energy, Inc.	3,968	713,605
Chesapeake Energy Corp. (B)	2,234	183,747
Chevron Corp.	31,035	4,570,524
Chord Energy Corp.	572	74,492
Civitas Resources, Inc.	1,569	79,501
Clean Energy Fuels Corp. (A)	3,925	12,207
CNX Resources Corp. (A)	2,780	90,545
Comstock Resources, Inc. (B)	4,682	52,111
ConocoPhillips	19,540	2,057,171
CONSOL Energy, Inc.	572	59,860
Coterra Energy, Inc.	12,096	289,699
Crescent Energy Company, Class A	2,517	27,561
CrossAmerica Partners LP	406	8,412
CVR Energy, Inc.	1,658	38,184
Delek US Holdings, Inc.	1,194	22,388
Devon Energy Corp.	10,906	426,643
Diamondback Energy, Inc.	2,933	505,649
Dorchester Minerals LP	322	9,708
Dorian LPG, Ltd.	704	24,232
DT Midstream, Inc.	1,562	122,867
Empire Petroleum Corp. (A)	414	2,174
Encore Energy Corp. (A)	2,459	9,934
Energy Transfer LP	455	7,303
EOG Resources, Inc.	9,635	1,184,431
Epsilon Energy, Ltd.	3,270	19,162
EQT Corp.	9,529	349,143
Evolution Petroleum Corp.	128	680
Excelerate Energy, Inc., Class A	304	6,691
Exxon Mobil Corp.	75,448	8,844,015
FutureFuel Corp.	986	5,670
Genesis Energy LP	454	6,070
Global Partners LP	158	7,356
Granite Ridge Resources, Inc.	2,083	12,373
Green Plains, Inc. (A)	1,075	14,556
Gulfport Energy Corp. (A)	303	45,859
Hallador Energy Company (A)	431	4,064
Harvest Natural Resources, Inc. (A)(C)	270	0
Hess Corp.	5,216	708,333
Hess Midstream LP, Class A	142	5,008
HF Sinclair Corp.	3,093	137,855
International Seaways, Inc.	788	40,629
Kimbell Royalty Partners LP	1,094	17,602
Kinder Morgan, Inc.	36,521	806,749
Kinetik Holdings, Inc.	825	37,340
Kosmos Energy, Ltd. (A)	7,764	31,289
Lightbridge Corp. (A)	191	535
Magnolia Oil & Gas Corp., Class A	3,178	77,607
Marathon Oil Corp.	10,194	271,466
Marathon Petroleum Corp.	6,120	997,009
Matador Resources Company	1,994	98,543
Murphy Oil Corp.	2,547	85,936
NACCO Industries, Inc., Class A	743	21,064
Natural Resource Partners LP	59	5,770
New Fortress Energy, Inc. (B)	3,486	31,688
Next Bridge Hydrocarbons, Inc. (A)(C)	2,456	639
NextDecade Corp. (A)	4,380	20,630
Northern Oil and Gas, Inc.	1,469	52,017
Occidental Petroleum Corp.	14,603	752,639
ONEOK, Inc.	9,611	875,850
OPAL Fuels, Inc., Class A (A)	419	1,529
Ovintiv, Inc.	4,594	175,996
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Par Pacific Holdings, Inc. (A)	980	$17,248
PBF Energy, Inc., Class A	2,149	66,512
Peabody Energy Corp.	2,328	61,785
Permian Resources Corp.	8,560	116,502
Phillips 66	7,103	933,689
PrimeEnergy Resources Corp. (A)	181	24,942
Range Resources Corp.	4,124	126,854
REX American Resources Corp. (A)	379	17,544
Riley Exploration Permian, Inc.	305	8,079
Ring Energy, Inc. (A)	2,196	3,514
Sable Offshore Corp. (A)	1,639	38,730
SandRidge Energy, Inc.	486	5,944
SFL Corp., Ltd.	2,278	26,356
Sitio Royalties Corp., Class A	1,303	27,155
SM Energy Company	2,008	80,260
Southwestern Energy Company (A)	18,673	132,765
Talos Energy, Inc. (A)	2,073	21,456
Targa Resources Corp.	3,784	560,070
Teekay Corp. (A)	2,030	18,676
Tellurian, Inc. (A)	9,089	8,798
Texas Pacific Land Corp.	393	347,703
The Williams Companies, Inc.	20,055	915,511
Uranium Energy Corp. (A)	6,357	39,477
VAALCO Energy, Inc.	1,457	8,363
Valero Energy Corp.	5,551	749,552
Vertex Energy, Inc. (A)	1,493	173
Vital Energy, Inc. (A)	448	12,051
Vitesse Energy, Inc.	455	10,929
Voc Energy Trust	2,762	13,617
W&T Offshore, Inc.	2,125	4,569
World Kinect Corp.	1,088	33,630
		30,070,921
		33,178,805
Financials – 13.3%
Banks – 3.4%
1st Source Corp.	500	29,940
ACNB Corp.	46	2,009
Amalgamated Financial Corp.	337	10,572
Amerant Bancorp, Inc.	649	13,869
Ameris Bancorp	1,207	75,305
Ames National Corp.	260	4,740
Arrow Financial Corp.	409	11,722
Associated Banc-Corp.	2,550	54,927
Atlantic Union Bankshares Corp.	1,677	63,173
Axos Financial, Inc. (A)	1,046	65,772
Banc of California, Inc.	2,584	38,062
BancFirst Corp.	540	56,835
Bank First Corp.	146	13,242
Bank of America Corp.	131,666	5,224,507
Bank of Hawaii Corp.	678	42,558
Bank of Marin Bancorp	328	6,590
Bank OZK	1,946	83,659
Bank7 Corp.	59	2,211
BankFinancial Corp.	481	5,859
BankUnited, Inc.	1,357	49,449
Bankwell Financial Group, Inc.	211	6,319
Banner Corp.	610	36,332
Bar Harbor Bankshares	409	12,614
BayCom Corp.	336	7,970
BCB Bancorp, Inc.	437	5,393
Berkshire Hills Bancorp, Inc.	847	22,810
Blue Foundry Bancorp (A)	99	1,015
Blue Ridge Bankshares, Inc. (A)	277	776
BOK Financial Corp.	348	36,408
Bridgewater Bancshares, Inc. (A)	655	9,281

265

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Brookline Bancorp, Inc.	2,130	$21,492
Burke & Herbert Financial Services Corp.	261	15,918
Business First Bancshares, Inc.	293	7,521
BV Financial, Inc. (A)	1,728	26,525
C&F Financial Corp.	3	175
Cadence Bank	3,163	100,742
California BanCorp (A)	2,538	37,537
Camden National Corp.	332	13,718
Capital City Bank Group, Inc.	400	14,116
Capitol Federal Financial, Inc.	1,954	11,411
Carter Bankshares, Inc. (A)	91	1,582
Cathay General Bancorp	1,047	44,969
Central Pacific Financial Corp.	579	17,086
Central Plains Bancshares, Inc. (A)	1,760	22,106
Chemung Financial Corp.	465	22,329
ChoiceOne Financial Services, Inc.	26	804
Citigroup, Inc.	32,004	2,003,450
Citizens & Northern Corp.	324	6,380
Citizens Financial Group, Inc.	6,218	255,373
Citizens Financial Services, Inc.	32	1,880
City Holding Company	280	32,869
Civista Bancshares, Inc.	342	6,094
CNB Financial Corp.	426	10,250
Coastal Financial Corp. (A)	164	8,854
Columbia Banking System, Inc.	3,639	95,014
Columbia Financial, Inc. (A)	1,909	32,587
Comerica, Inc.	2,165	129,705
Commerce Bancshares, Inc.	2,233	132,640
Community Financial System, Inc.	864	50,172
Community Trust Bancorp, Inc.	310	15,395
Community West Bancshares	1,455	28,023
ConnectOne Bancorp, Inc.	882	22,094
CrossFirst Bankshares, Inc. (A)	504	8,412
Cullen/Frost Bankers, Inc.	1,087	121,592
Customers Bancorp, Inc. (A)	501	23,271
CVB Financial Corp.	2,219	39,543
Dime Community Bancshares, Inc.	776	22,349
Eagle Bancorp, Inc.	547	12,351
East West Bancorp, Inc.	2,372	196,259
Eastern Bankshares, Inc.	3,416	55,988
Enterprise Bancorp, Inc.	293	9,364
Enterprise Financial Services Corp.	742	38,035
Equity Bancshares, Inc., Class A	331	13,531
Esquire Financial Holdings, Inc.	215	14,020
Farmers & Merchants Bancorp, Inc.	119	3,290
Farmers National Banc Corp.	190	2,873
FB Financial Corp.	908	42,612
Fidelity D&D Bancorp, Inc.	44	2,171
Fifth Third Bancorp	10,394	445,279
Financial Institutions, Inc.	396	10,086
First Bancorp (North Carolina)	684	28,448
First Bank	7	106
First Busey Corp.	1,120	29,142
First Citizens BancShares, Inc., Class A	229	421,578
First Commonwealth Financial Corp.	1,842	31,590
First Community Bankshares, Inc.	247	10,658
First Community Corp.	1,039	22,276
First Financial Bankshares, Inc.	2,447	90,563
First Financial Corp.	283	12,410
First Financial Northwest, Inc.	868	19,547
First Foundation, Inc.	847	5,285
First Guaranty Bancshares, Inc.	60	639
First Hawaiian, Inc.	2,278	52,736
First Horizon Corp.	9,462	146,945
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
First Internet Bancorp	220	$7,537
First Interstate BancSystem, Inc., Class A	1,855	56,911
First Merchants Corp.	955	35,526
First Mid Bancshares, Inc.	182	7,082
First National Corp. (B)	1,114	19,495
First Northwest Bancorp	1,138	12,177
First Seacoast Bancorp, Inc. (A)	2,112	19,156
First United Corp.	786	23,454
First Western Financial, Inc. (A)	37	740
Five Star Bancorp	96	2,854
Flushing Financial Corp.	465	6,780
FNB Corp.	5,943	83,856
Franklin Financial Services Corp.	695	20,940
Fulton Financial Corp.	2,397	43,458
FVCBankcorp, Inc. (A)	533	6,956
German American Bancorp, Inc.	635	24,606
Glacier Bancorp, Inc.	1,905	87,059
Greene County Bancorp, Inc.	263	8,127
Guaranty Bancshares, Inc.	278	9,558
Hancock Whitney Corp.	1,414	72,354
Hanmi Financial Corp.	645	11,997
HarborOne Bancorp, Inc.	1,175	15,252
Hawthorn Bancshares, Inc.	856	21,426
HBT Financial, Inc.	263	5,754
Heartland Financial USA, Inc.	771	43,716
Heritage Commerce Corp.	1,034	10,216
Heritage Financial Corp.	708	15,413
Hilltop Holdings, Inc.	1,026	32,996
Home Bancorp, Inc.	185	8,247
Home BancShares, Inc.	3,307	89,587
HomeStreet, Inc.	395	6,225
HomeTrust Bancshares, Inc.	65	2,215
Hope Bancorp, Inc.	2,344	29,441
Horizon Bancorp, Inc.	928	14,430
Huntington Bancshares, Inc.	24,317	357,460
Independent Bank Corp. (Massachusetts)	711	42,041
Independent Bank Corp. (Michigan)	491	16,375
Independent Bank Group, Inc.	753	43,418
International Bancshares Corp.	997	59,611
Investar Holding Corp.	319	6,189
John Marshall Bancorp, Inc.	165	3,264
JPMorgan Chase & Co.	48,191	10,161,554
Kearny Financial Corp.	1,435	9,858
KeyCorp	15,731	263,494
Lakeland Financial Corp.	456	29,695
Live Oak Bancshares, Inc.	804	38,085
M&T Bank Corp.	2,813	501,052
Metrocity Bankshares, Inc.	190	5,818
Metropolitan Bank Holding Corp. (A)	184	9,675
Middlefield Banc Corp.	15	432
Midland States Bancorp, Inc.	539	12,063
MidWestOne Financial Group, Inc.	336	9,586
MVB Financial Corp.	285	5,518
National Bank Holdings Corp., Class A	697	29,344
National Bankshares, Inc.	168	5,023
NBT Bancorp, Inc.	714	31,580
New York Community Bancorp, Inc.	4,040	45,369
Nicolet Bankshares, Inc.	223	21,325
Northeast Bank	72	5,553
Northfield Bancorp, Inc.	1,000	11,600
Northrim BanCorp, Inc.	150	10,683
Northwest Bancshares, Inc.	2,105	28,165
Norwood Financial Corp.	211	5,819
NU Holdings, Ltd., Class A (A)	61,149	834,684

266

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
OceanFirst Financial Corp.	1,155	$21,471
OFG Bancorp	931	41,821
Old National Bancorp	5,205	97,125
Old Second Bancorp, Inc.	816	12,721
Orange County Bancorp, Inc.	55	3,318
Origin Bancorp, Inc.	516	16,595
Orrstown Financial Services, Inc.	233	8,379
Pacific Premier Bancorp, Inc.	1,453	36,557
Park National Corp.	247	41,491
Pathward Financial, Inc.	521	34,391
Peapack-Gladstone Financial Corp.	397	10,882
Peoples Bancorp of North Carolina, Inc.	740	18,789
Peoples Bancorp, Inc.	711	21,394
Pinnacle Financial Partners, Inc.	1,287	126,087
Plumas Bancorp	29	1,183
Ponce Financial Group, Inc. (A)	702	8,206
Popular, Inc.	1,197	120,023
Preferred Bank	294	23,594
Premier Financial Corp.	804	18,878
Primis Financial Corp.	655	7,978
Princeton Bancorp, Inc.	226	8,357
Prosperity Bancshares, Inc.	1,578	113,726
Provident Bancorp, Inc. (A)	206	2,223
Provident Financial Services, Inc.	1,019	18,913
QCR Holdings, Inc.	349	25,836
RBB Bancorp	407	9,369
Red River Bancshares, Inc.	155	8,060
Regions Financial Corp.	13,014	303,617
Renasant Corp.	1,005	32,663
Republic Bancorp, Inc., Class A	350	22,855
S&T Bancorp, Inc.	768	32,233
Sandy Spring Bancorp, Inc.	750	23,528
Seacoast Banking Corp. of Florida	1,405	37,443
ServisFirst Bancshares, Inc.	918	73,853
Shore Bancshares, Inc.	488	6,827
Sierra Bancorp	373	10,772
Simmons First National Corp., Class A	2,304	49,628
South Plains Financial, Inc.	415	14,077
Southern First Bancshares, Inc. (A)	207	7,055
Southern Missouri Bancorp, Inc.	206	11,637
Southern States Bancshares, Inc.	23	707
Southside Bancshares, Inc.	667	22,298
SouthState Corp.	1,302	126,528
SR Bancorp, Inc. (A)	1,890	21,074
Stellar Bancorp, Inc.	998	25,838
Sterling Bancorp, Inc. (A)	1,248	5,678
Stock Yards Bancorp, Inc.	481	29,817
Synovus Financial Corp.	2,472	109,930
Territorial Bancorp, Inc.	238	2,485
Texas Capital Bancshares, Inc. (A)	863	61,670
TFS Financial Corp.	4,638	59,645
The Bancorp, Inc. (A)	1,009	53,982
The Bank of NT Butterfield & Son, Ltd.	696	25,668
The First Bancorp, Inc.	302	7,949
The First Bancshares, Inc.	337	10,828
The First of Long Island Corp.	570	7,336
The Hingham Institution for Savings	22	5,353
The PNC Financial Services Group, Inc.	6,453	1,192,837
Third Coast Bancshares, Inc. (A)	95	2,543
Timberland Bancorp, Inc.	79	2,391
Tompkins Financial Corp.	290	16,759
Towne Bank	1,355	44,796
TriCo Bancshares	622	26,528
Triumph Financial, Inc. (A)	443	35,236
Truist Financial Corp.	21,451	917,459
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Trustmark Corp.	1,112	$35,384
U.S. Bancorp	25,939	1,186,190
UMB Financial Corp.	801	84,193
United Bankshares, Inc.	2,216	82,214
United Community Banks, Inc.	1,970	57,288
Unity Bancorp, Inc.	266	9,060
Univest Financial Corp.	651	18,319
USCB Financial Holdings, Inc.	81	1,235
Valley National Bancorp	8,371	75,841
Veritex Holdings, Inc.	1,027	27,031
Virginia National Bankshares Corp.	22	916
WaFd, Inc.	1,407	49,034
Washington Trust Bancorp, Inc.	335	10,790
Webster Financial Corp.	2,933	136,707
Wells Fargo & Company	59,746	3,375,052
WesBanco, Inc.	1,118	33,294
West BanCorp, Inc.	410	7,794
Westamerica BanCorp	365	18,038
Western Alliance Bancorp	1,851	160,093
Western New England Bancorp, Inc.	652	5,542
William Penn Bancorp	1,448	17,738
Wintrust Financial Corp.	1,154	125,244
WSFS Financial Corp.	1,111	56,650
Zions Bancorp NA	2,467	116,492
		34,564,582
Capital markets – 3.1%
Affiliated Managers Group, Inc.	445	79,121
AlTi Global, Inc. (A)(B)	1,269	4,746
Ameriprise Financial, Inc.	1,732	813,711
Ares Management Corp., Class A	3,071	478,585
Artisan Partners Asset Management, Inc., Class A	1,162	50,338
Associated Capital Group, Inc., Class A	684	24,227
B. Riley Financial, Inc. (B)	521	2,735
Bain Capital Specialty Finance, Inc.	569	9,445
Barings BDC, Inc.	1,343	13,161
BGC Group, Inc., Class A	6,413	58,871
BlackRock TCP Capital Corp.	1,316	10,910
BlackRock, Inc.	2,486	2,360,482
Blue Owl Capital, Inc.	7,652	148,143
Bridge Investment Group Holdings, Inc., Class A	617	6,090
Brightsphere Investment Group, Inc.	516	13,106
Capital Southwest Corp.	445	11,254
Carlyle Secured Lending, Inc.	398	6,754
Cboe Global Markets, Inc.	1,782	365,078
CME Group, Inc.	5,912	1,304,483
Cohen & Steers, Inc.	825	79,159
Coinbase Global, Inc., Class A (A)	3,294	586,892
Diamond Hill Investment Group, Inc.	65	10,505
Donnelley Financial Solutions, Inc. (A)	521	34,297
Ellington Credit Company	471	3,288
Evercore, Inc., Class A	649	164,418
FactSet Research Systems, Inc.	647	297,523
Federated Hermes, Inc.	1,473	54,162
Fidus Investment Corp.	537	10,525
Forge Global Holdings, Inc. (A)	2,990	3,917
Franklin Resources, Inc.	8,351	168,273
GCM Grosvenor, Inc., Class A	326	3,690
Gladstone Capital Corp. (A)	400	9,620
Gladstone Investment Corp. (B)	740	10,693
Golub Capital BDC, Inc.	297	4,488
Hamilton Lane, Inc., Class A	644	108,443
Heritage Global, Inc. (A)	163	277
Houlihan Lokey, Inc.	861	136,055

267

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Interactive Brokers Group, Inc., Class A	1,815	$252,938
Intercontinental Exchange, Inc.	9,499	1,525,919
Invesco, Ltd.	7,425	130,383
Jefferies Financial Group, Inc.	3,128	192,528
KKR & Company, Inc.	14,548	1,899,678
Lazard, Inc.	1,838	92,598
LPL Financial Holdings, Inc.	1,223	284,506
MarketAxess Holdings, Inc.	638	163,456
MarketWise, Inc.	333	223
MidCap Financial Investment Corp.	512	6,856
Moelis & Company, Class A	1,086	74,402
Moody's Corp.	3,035	1,440,381
Morgan Stanley	27,358	2,851,798
Morningstar, Inc.	724	231,043
MSCI, Inc.	1,310	763,638
Nasdaq, Inc.	9,328	681,037
Northern Trust Corp.	3,495	314,655
Open Lending Corp. (A)	2,053	12,564
Oppenheimer Holdings, Inc., Class A	169	8,646
P10, Inc., Class A	510	5,462
P10, Inc., Class B	665	7,122
Patria Investments, Ltd., Class A	804	8,981
PennantPark Floating Rate Capital, Ltd.	759	8,782
PennantPark Investment Corp.	1,644	11,492
Perella Weinberg Partners	815	15,738
Piper Sandler Companies	301	85,427
PJT Partners, Inc., Class A	382	50,936
Portman Ridge Finance Corp.	262	4,860
Raymond James Financial, Inc.	3,398	416,119
Robinhood Markets, Inc., Class A (A)	13,337	312,353
S&P Global, Inc.	5,229	2,701,406
SEI Investments Company	2,164	149,727
SLR Investment Corp.	420	6,321
State Street Corp.	4,907	434,122
Stellus Capital Investment Corp.	468	6,407
StepStone Group, Inc., Class A	1,110	63,081
Stifel Financial Corp.	1,737	163,104
StoneX Group, Inc. (A)	526	43,069
T. Rowe Price Group, Inc.	3,578	389,752
The Bank of New York Mellon Corp.	12,820	921,245
The Blackstone Group, Inc.	12,036	1,843,073
The Carlyle Group, Inc.	6,064	261,116
The Charles Schwab Corp.	29,409	1,905,997
The Goldman Sachs Group, Inc.	5,520	2,733,007
TPG, Inc.	1,243	71,547
Tradeweb Markets, Inc., Class A	1,947	240,785
TriplePoint Venture Growth BDC Corp.	568	4,010
U.S. Global Investors, Inc., Class A	6,457	16,659
Victory Capital Holdings, Inc., Class A	1,216	67,366
Virtu Financial, Inc., Class A	1,673	50,960
Virtus Investment Partners, Inc.	128	26,810
Westwood Holdings Group, Inc.	1,372	19,482
WhiteHorse Finance, Inc.	557	6,444
WisdomTree, Inc.	2,831	28,282
		31,455,758
Consumer finance – 0.6%
Ally Financial, Inc.	5,047	179,623
American Express Company	12,143	3,293,182
Atlanticus Holdings Corp. (A)	234	8,209
Bread Financial Holdings, Inc.	803	38,207
Capital One Financial Corp.	6,333	948,240
Consumer Portfolio Services, Inc. (A)	274	2,570
Credit Acceptance Corp. (A)	216	95,779
Discover Financial Services	4,239	594,689
Encore Capital Group, Inc. (A)	412	19,475
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
Enova International, Inc. (A)	563	$47,174
EZCORP, Inc., Class A (A)	1,126	12,622
FirstCash Holdings, Inc.	788	90,462
Green Dot Corp., Class A (A)	978	11,452
Katapult Holdings, Inc. (A)	67	696
LendingClub Corp. (A)	1,736	19,842
LendingTree, Inc. (A)	258	14,972
Medallion Financial Corp.	151	1,229
MoneyLion, Inc. (A)	168	6,980
Navient Corp.	2,060	32,115
Nelnet, Inc., Class A	437	49,503
NerdWallet, Inc., Class A (A)	759	9,647
OneMain Holdings, Inc.	1,956	92,069
Oportun Financial Corp. (A)	521	1,464
PRA Group, Inc. (A)	701	15,674
PROG Holdings, Inc.	872	42,283
Regional Management Corp.	205	6,706
SLM Corp.	2,745	62,778
SoFi Technologies, Inc. (A)	16,154	126,970
Synchrony Financial	6,582	328,310
Upstart Holdings, Inc. (A)(B)	1,423	56,934
World Acceptance Corp. (A)	124	14,630
		6,224,486
Financial services – 4.1%
Acacia Research Corp. (A)	1,288	6,002
Affirm Holdings, Inc. (A)	4,576	186,792
Alerus Financial Corp.	116	2,654
Apollo Global Management, Inc.	9,419	1,176,527
AppTech Payments Corp. (A)	347	208
AvidXchange Holdings, Inc. (A)	3,403	27,598
Banco Latinoamericano de Comercio Exterior SA, Class E	282	9,162
Berkshire Hathaway, Inc., Class A (A)	10	6,911,800
Berkshire Hathaway, Inc., Class B (A)	21,522	9,905,716
Block, Inc. (A)	9,333	626,524
Cannae Holdings, Inc.	1,206	22,986
Cantaloupe, Inc. (A)	1,078	7,977
Cass Information Systems, Inc.	256	10,619
Corebridge Financial, Inc.	10,621	309,708
Corpay, Inc. (A)	1,174	367,180
Enact Holdings, Inc.	2,605	94,640
Equitable Holdings, Inc.	5,745	241,462
Euronet Worldwide, Inc. (A)	845	83,849
Federal Agricultural Mortgage Corp., Class C	173	32,422
Fidelity National Information Services, Inc.	9,166	767,653
Fiserv, Inc. (A)	10,059	1,807,099
Flywire Corp. (A)	2,041	33,452
Global Payments, Inc.	4,266	436,924
HA Sustainable Infrastructure Capital, Inc.	1,797	61,943
i3 Verticals, Inc., Class A (A)	424	9,035
International Money Express, Inc. (A)	537	9,929
Jack Henry & Associates, Inc.	1,235	218,027
Jackson Financial, Inc., Class A	1,348	122,978
LoanDepot, Inc., Class A (A)	1,079	2,946
Marqeta, Inc., Class A (A)	8,125	39,975
Mastercard, Inc., Class A	15,538	7,672,664
Merchants Bancorp	829	37,272
MGIC Investment Corp.	3,482	89,139
Mr. Cooper Group, Inc. (A)	869	80,104
NCR Atleos Corp. (A)	1,141	32,553
NewtekOne, Inc.	477	5,943
NMI Holdings, Inc. (A)	1,463	60,261

268

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
Onity Group, Inc. (A)	165	$5,270
PagSeguro Digital, Ltd., Class A (A)	3,424	29,481
Paymentus Holdings, Inc., Class A (A)	578	11,572
Payoneer Global, Inc. (A)	6,129	46,151
PayPal Holdings, Inc. (A)	17,550	1,369,427
Paysign, Inc. (A)	1,105	4,055
PennyMac Financial Services, Inc.	824	93,911
Radian Group, Inc.	2,549	88,425
Remitly Global, Inc. (A)	3,097	41,469
Repay Holdings Corp. (A)	1,527	12,460
Rocket Companies, Inc., Class A (A)	499	9,576
Sezzle, Inc. (A)(B)	263	44,865
Shift4 Payments, Inc., Class A (A)	956	84,702
The Western Union Company	4,028	48,054
Toast, Inc., Class A (A)	7,003	198,255
TrustCo Bank Corp. NY	400	13,228
UWM Holdings Corp.	1,321	11,255
Visa, Inc., Class A	26,493	7,284,250
Voya Financial, Inc.	1,745	138,239
Walker & Dunlop, Inc.	566	64,292
WEX, Inc. (A)	722	151,425
		41,262,085
Insurance – 2.0%
Aflac, Inc.	9,355	1,045,889
Ambac Financial Group, Inc. (A)	676	7,578
American Coastal Insurance Corp. (A)	797	8,982
American Financial Group, Inc.	1,225	164,885
American International Group, Inc.	11,597	849,248
Aon PLC, Class A	3,354	1,160,450
Arch Capital Group, Ltd. (A)	6,137	686,608
Arthur J. Gallagher & Company	3,667	1,031,784
Assurant, Inc.	893	177,582
Assured Guaranty, Ltd.	997	79,281
Axis Capital Holdings, Ltd.	1,428	113,683
Brighthouse Financial, Inc. (A)	1,236	55,657
Brown & Brown, Inc.	4,800	497,280
Cincinnati Financial Corp.	2,499	340,164
CNO Financial Group, Inc.	2,084	73,148
Crawford & Company, Class B	843	9,366
Donegal Group, Inc., Class A	786	11,586
eHealth, Inc. (A)	490	1,999
Employers Holdings, Inc.	594	28,494
Enstar Group, Ltd. (A)	268	86,186
Erie Indemnity Company, Class A	782	422,139
Everest Group, Ltd.	687	269,187
F&G Annuities & Life, Inc.	2,114	94,538
Fidelity National Financial, Inc.	4,589	284,793
First American Financial Corp.	1,708	112,745
Genworth Financial, Inc. (A)	7,613	52,149
Globe Life, Inc.	1,150	121,797
GoHealth, Inc., Class A (A)	146	1,369
Goosehead Insurance, Inc., Class A (A)	399	35,631
Hagerty, Inc., Class A (A)	1,692	17,208
HCI Group, Inc.	170	18,200
Heritage Insurance Holdings, Inc. (A)	734	8,984
Hippo Holdings, Inc. (A)	410	6,921
Horace Mann Educators Corp.	841	29,393
Investors Title Company	50	11,490
James River Group Holdings, Ltd.	559	3,505
Kemper Corp.	1,124	68,845
Kingsway Financial Services, Inc. (A)	273	2,260
Kinsale Capital Group, Inc.	393	182,969
Lemonade, Inc. (A)(B)	2,261	37,284
Lincoln National Corp.	2,877	90,654
Loews Corp.	3,516	277,940
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Maiden Holdings, Ltd. (A)	1,154	$2,043
Markel Group, Inc. (A)	201	315,285
Marsh & McLennan Companies, Inc.	8,293	1,850,085
MBIA, Inc. (A)	1,050	3,749
Mercury General Corp.	1,013	63,799
MetLife, Inc.	12,227	1,008,483
NI Holdings, Inc. (A)	641	10,051
Old Republic International Corp.	4,621	163,676
Oscar Health, Inc., Class A (A)	3,277	69,505
Palomar Holdings, Inc. (A)	466	44,116
Primerica, Inc.	609	161,476
Principal Financial Group, Inc.	4,082	350,644
ProAssurance Corp. (A)	1,099	16,529
Prudential Financial, Inc.	6,106	739,437
Reinsurance Group of America, Inc.	1,098	239,221
RenaissanceRe Holdings, Ltd.	868	236,443
RLI Corp.	774	119,955
Root, Inc., Class A (A)	229	8,652
Ryan Specialty Holdings, Inc.	1,981	131,519
Safety Insurance Group, Inc.	323	26,415
Selective Insurance Group, Inc.	1,007	93,953
SelectQuote, Inc. (A)	2,755	5,978
SiriusPoint, Ltd. (A)	2,693	38,618
Stewart Information Services Corp.	487	36,398
The Allstate Corp.	4,426	839,391
The Baldwin Insurance Group, Inc. (A)	1,071	53,336
The Hanover Insurance Group, Inc.	581	86,052
The Hartford Financial Services Group, Inc.	4,931	579,935
The Progressive Corp.	9,732	2,469,592
The Travelers Companies, Inc.	3,782	885,442
Tiptree, Inc.	526	10,294
Trupanion, Inc. (A)	706	29,638
United Fire Group, Inc.	546	11,428
Universal Insurance Holdings, Inc.	656	14,537
Unum Group	2,950	175,348
W.R. Berkley Corp.	6,198	351,613
White Mountains Insurance Group, Ltd.	44	74,633
		19,897,120
Mortgage real estate investment trusts – 0.1%
AG Mortgage Investment Trust, Inc.	80	601
AGNC Investment Corp.	11,114	116,252
Angel Oak Mortgage REIT, Inc.	248	2,587
Annaly Capital Management, Inc.	8,302	166,621
Apollo Commercial Real Estate Finance, Inc.	2,544	23,379
Arbor Realty Trust, Inc.	3,040	47,302
Ares Commercial Real Estate Corp.	789	5,523
ARMOUR Residential REIT, Inc.	952	19,421
Blackstone Mortgage Trust, Inc., Class A	2,768	52,620
BrightSpire Capital, Inc.	2,589	14,498
Chicago Atlantic Real Estate Finance, Inc.	109	1,691
Chimera Investment Corp.	1,257	19,898
Claros Mortgage Trust, Inc.	2,186	16,373
Dynex Capital, Inc.	611	7,796
Ellington Financial, Inc.	880	11,343
Franklin BSP Realty Trust, Inc.	961	12,551
Granite Point Mortgage Trust, Inc.	1,105	3,503
Great Ajax Corp.	553	1,841
Invesco Mortgage Capital, Inc.	429	4,028
KKR Real Estate Finance Trust, Inc.	1,084	13,387
Ladder Capital Corp.	2,439	28,292
MFA Financial, Inc.	1,816	23,100
New York Mortgage Trust, Inc.	1,306	8,267

269

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mortgage real estate investment trusts (continued)
Orchid Island Capital, Inc.	563	$4,628
PennyMac Mortgage Investment Trust	1,708	24,356
Ready Capital Corp.	2,537	19,357
Redwood Trust, Inc.	2,127	16,442
Rithm Capital Corp.	7,947	90,198
Starwood Property Trust, Inc.	5,131	104,570
TPG RE Finance Trust, Inc.	1,656	14,126
Two Harbors Investment Corp.	1,453	20,168
		894,719
		134,298,750
Health care – 11.4%
Biotechnology – 2.3%
2seventy bio, Inc. (A)	861	4,064
4D Molecular Therapeutics, Inc. (A)	715	7,729
89bio, Inc. (A)	1,291	9,553
Aadi Bioscience, Inc. (A)	448	923
AbbVie, Inc.	29,478	5,821,315
Abeona Therapeutics, Inc. (A)	374	2,364
Absci Corp. (A)	1,544	5,898
ACADIA Pharmaceuticals, Inc. (A)	2,764	42,510
ACELYRIN, Inc. (A)	1,690	8,332
Achieve Life Sciences, Inc. (A)	340	1,612
Acrivon Therapeutics, Inc. (A)	401	2,807
Actinium Pharmaceuticals, Inc. (A)	482	906
Acumen Pharmaceuticals, Inc. (A)	1,496	3,710
Acurx Pharmaceuticals, Inc. (A)	299	568
Adicet Bio, Inc. (A)	778	1,120
ADMA Biologics, Inc. (A)	3,669	73,343
Aduro Biotech, Inc. (A)(C)	312	437
Adverum Biotechnologies, Inc. (A)	172	1,207
AEON Biopharma, Inc. (A)	613	644
Aerovate Therapeutics, Inc. (A)	459	959
Agios Pharmaceuticals, Inc. (A)	969	43,053
Akebia Therapeutics, Inc. (A)	2,951	3,895
Akero Therapeutics, Inc. (A)	959	27,514
Akouos, Inc. (A)(C)	504	912
Alaunos Therapeutics, Inc. (A)	26	86
Albireo Pharma, Inc. (A)(C)	301	647
Aldeyra Therapeutics, Inc. (A)	1,138	6,134
Alector, Inc. (A)	1,508	7,027
Alkermes PLC (A)	2,804	78,484
Allakos, Inc. (A)	1,473	962
Allogene Therapeutics, Inc. (A)	2,900	8,120
Alnylam Pharmaceuticals, Inc. (A)	2,127	584,989
Altimmune, Inc. (A)(B)	866	5,317
ALX Oncology Holdings, Inc. (A)	836	1,522
Ambit Biosciences Corp. (A)(C)	515	278
Amgen, Inc.	8,889	2,864,125
Amicus Therapeutics, Inc. (A)	4,860	51,905
AnaptysBio, Inc. (A)	530	17,755
Anavex Life Sciences Corp. (A)(B)	1,400	7,952
Anika Therapeutics, Inc. (A)	288	7,114
Annexon, Inc. (A)	896	5,304
Annovis Bio, Inc. (A)	176	1,419
Apellis Pharmaceuticals, Inc. (A)	2,000	57,680
Apogee Therapeutics, Inc. (A)	622	36,536
Applied Therapeutics, Inc. (A)	1,285	10,923
Arbutus Biopharma Corp. (A)	2,618	10,079
Arcellx, Inc. (A)	817	68,228
Arcturus Therapeutics Holdings, Inc. (A)	445	10,328
Arcus Biosciences, Inc. (A)	2,264	34,617
Arcutis Biotherapeutics, Inc. (A)	1,627	15,131
Ardelyx, Inc. (A)	3,663	25,238
Arrowhead Pharmaceuticals, Inc. (A)	2,473	47,902
ARS Pharmaceuticals, Inc. (A)	1,994	28,913
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Assembly Biosciences, Inc. (A)	73	$1,105
Astria Therapeutics, Inc. (A)	629	6,925
aTyr Pharma, Inc. (A)	949	1,670
Aura Biosciences, Inc. (A)	851	7,582
Avid Bioservices, Inc. (A)	1,088	12,381
Avidity Biosciences, Inc. (A)	1,272	58,423
Avita Medical, Inc. (A)	399	4,277
Beam Therapeutics, Inc. (A)	1,374	33,663
Beyondspring, Inc. (A)(B)	4,986	11,418
BioAtla, Inc. (A)	872	1,535
BioCryst Pharmaceuticals, Inc. (A)	3,365	25,574
Biogen, Inc. (A)	2,458	476,459
Biohaven, Ltd. (A)	1,362	68,059
BioMarin Pharmaceutical, Inc. (A)	3,205	225,279
Biomea Fusion, Inc. (A)(B)	602	6,080
Bioxcel Therapeutics, Inc. (A)	520	317
Black Diamond Therapeutics, Inc. (A)	960	4,176
Blueprint Medicines Corp. (A)	1,029	95,183
Bridgebio Pharma, Inc. (A)	3,348	85,240
C4 Therapeutics, Inc. (A)(B)	807	4,600
Cabaletta Bio, Inc. (A)	668	3,153
Capricor Therapeutics, Inc. (A)	749	11,392
Cardiff Oncology, Inc. (A)	1,316	3,514
CareDx, Inc. (A)	890	27,790
Caribou Biosciences, Inc. (A)	1,504	2,948
Carisma Therapeutics, Inc. (A)	710	697
Catalyst Pharmaceuticals, Inc. (A)	1,778	35,347
Celcuity, Inc. (A)	382	5,696
Celldex Therapeutics, Inc. (A)	936	31,815
CEL-SCI Corp. (A)	784	831
Century Therapeutics, Inc. (A)	977	1,671
Checkpoint Therapeutics, Inc. (A)	395	885
Chinook Therapeutics, Inc. (A)(C)	965	376
Cibus, Inc. (A)	331	1,079
Cogent Biosciences, Inc. (A)	1,512	16,330
Coherus Biosciences, Inc. (A)(B)	1,807	1,879
Compass Therapeutics, Inc. (A)	2,271	4,179
Concert Pharmaceuticals, Inc. (A)(C)	1,064	394
Corbus Pharmaceuticals Holdings, Inc. (A)	543	11,202
Corvus Pharmaceuticals, Inc. (A)	733	3,870
Coya Therapeutics, Inc. (A)	129	832
Crinetics Pharmaceuticals, Inc. (A)	1,129	57,692
Cue Biopharma, Inc. (A)	664	503
Cullinan Therapeutics, Inc. (A)	722	12,086
Curis, Inc. (A)	100	539
Cyteir Therapeutics, Inc. (A)(C)	445	0
Cytokinetics, Inc. (A)	1,874	98,947
CytomX Therapeutics, Inc. (A)	1,192	1,407
Day One Biopharmaceuticals, Inc. (A)	1,493	20,797
Decibel Therapeutics, Inc. (A)(C)	543	494
Denali Therapeutics, Inc. (A)	2,406	70,087
Design Therapeutics, Inc. (A)	983	5,289
DiaMedica Therapeutics, Inc. (A)	576	2,413
Dianthus Therapeutics, Inc. (A)	297	8,132
Disc Medicine, Inc. (A)	422	20,737
Dynavax Technologies Corp. (A)	2,167	24,140
Dyne Therapeutics, Inc. (A)	1,673	60,094
Eagle Pharmaceuticals, Inc. (A)	259	966
Editas Medicine, Inc. (A)	1,375	4,689
EFFECTOR Therapeutics, Inc. (A)	48	2
Eledon Pharmaceuticals, Inc. (A)	333	829
Elicio Therapeutics, Inc. (A)	157	790
Emergent BioSolutions, Inc. (A)	921	7,690
Enanta Pharmaceuticals, Inc. (A)	370	3,833

270

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Entrada Therapeutics, Inc. (A)	552	$8,821
Erasca, Inc. (A)	2,674	7,300
Exact Sciences Corp. (A)	3,073	209,333
Exelixis, Inc. (A)	5,398	140,078
Fate Therapeutics, Inc. (A)	1,685	5,898
Fennec Pharmaceuticals, Inc. (A)	338	1,690
FibroGen, Inc. (A)	1,670	667
Flexion Therapeutics, Inc. (A)(C)	867	390
Foghorn Therapeutics, Inc. (A)(B)	730	6,796
Fortress Biotech, Inc. (A)	260	376
Gain Therapeutics, Inc. (A)	238	424
Genelux Corp. (A)	553	1,311
Generation Bio Company (A)	1,114	2,752
Geron Corp. (A)	8,968	40,715
Gilead Sciences, Inc.	20,583	1,725,679
GlycoMimetics, Inc. (A)	933	158
GRAIL, Inc. (A)	448	6,164
Greenwich Lifesciences, Inc. (A)(B)	209	3,003
Gritstone bio, Inc. (A)	1,496	868
GTX Corp. (A)(C)	38	0
Gyre Therapeutics, Inc. (A)(B)	1,133	14,208
Halozyme Therapeutics, Inc. (A)	2,283	130,679
Heron Therapeutics, Inc. (A)(B)	2,289	4,555
HilleVax, Inc. (A)	827	1,456
Humacyte, Inc. (A)(B)	1,763	9,591
Icosavax, Inc. (A)(C)	737	228
Ideaya Biosciences, Inc. (A)	1,388	43,972
IGM Biosciences, Inc. (A)(B)	556	9,196
Immuneering Corp., Class A (A)	498	1,240
Immunic, Inc. (A)	884	1,459
ImmunityBio, Inc. (A)(B)	11,354	42,237
Immunome, Inc. (A)(B)	718	10,497
Immunovant, Inc. (A)	2,453	69,935
Incyte Corp. (A)	3,815	252,172
Inhibrx Biosciences, Inc. (A)	183	2,866
Inhibrx, Inc. (A)(C)	735	463
Inmune Bio, Inc. (A)	459	2,474
Inovio Pharmaceuticals, Inc. (A)	375	2,168
Inozyme Pharma, Inc. (A)	1,315	6,877
Insmed, Inc. (A)	2,459	179,507
Instil Bio, Inc. (A)(B)	108	7,271
Intellia Therapeutics, Inc. (A)	2,210	45,416
Invivyd, Inc. (A)	1,879	1,917
Ionis Pharmaceuticals, Inc. (A)	2,436	97,586
Iovance Biotherapeutics, Inc. (A)	5,483	51,485
Ironwood Pharmaceuticals, Inc. (A)	2,657	10,947
iTeos Therapeutics, Inc. (A)	639	6,524
Janux Therapeutics, Inc. (A)(B)	795	36,117
Jasper Therapeutics, Inc. (A)	189	3,555
Jounce Therapeutics, Inc. (A)(C)	372	3
KalVista Pharmaceuticals, Inc. (A)	562	6,508
Karyopharm Therapeutics, Inc. (A)	1,953	1,621
Keros Therapeutics, Inc. (A)	772	44,830
Kiniksa Pharmaceuticals International PLC (A)	636	15,894
Kinnate Biopharma, Inc. (A)(C)	772	48
Kodiak Sciences, Inc. (A)	899	2,346
Korro Bio, Inc. (A)(B)	200	6,684
Krystal Biotech, Inc. (A)	474	86,282
Kura Oncology, Inc. (A)	1,238	24,191
Kymera Therapeutics, Inc. (A)	941	44,538
Lantern Pharma, Inc. (A)	174	639
Larimar Therapeutics, Inc. (A)(B)	731	4,788
Leap Therapeutics, Inc. (A)	445	1,144
Legend Biotech Corp., ADR (A)	3,101	151,112
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
LENZ Therapeutics, Inc.	127	$3,015
Lexicon Pharmaceuticals, Inc. (A)(B)	4,170	6,547
Lyell Immunopharma, Inc. (A)	4,297	5,930
MacroGenics, Inc. (A)	1,159	3,813
Madrigal Pharmaceuticals, Inc. (A)	336	71,306
Magenta Therapeutics, Inc. (A)(C)	2,418	118
MannKind Corp. (A)	4,556	28,657
Marker Therapeutics, Inc. (A)	115	324
MEI Pharma, Inc.	30	86
MeiraGTx Holdings PLC (A)	980	4,087
Merrimack Pharmaceuticals, Inc. (A)(C)	204	6
Mersana Therapeutics, Inc. (A)	2,026	3,829
MiMedx Group, Inc. (A)	1,835	10,845
Mineralys Therapeutics, Inc. (A)	721	8,731
Mirati Therapeutics, Inc. (A)(C)	902	3,189
Mirum Pharmaceuticals, Inc. (A)	802	31,278
Moderna, Inc. (A)	6,472	432,524
Monte Rosa Therapeutics, Inc. (A)	877	4,648
Mural Oncology PLC (A)	277	867
Myriad Genetics, Inc. (A)	1,391	38,099
Natera, Inc. (A)	1,947	247,172
Neurocrine Biosciences, Inc. (A)	1,654	190,574
Neurogene, Inc. (A)(B)	408	17,120
NextCure, Inc. (A)	542	743
Nkarta, Inc. (A)	800	3,616
Novavax, Inc. (A)	2,069	26,131
Nurix Therapeutics, Inc. (A)	813	18,268
Nuvalent, Inc., Class A (A)	968	99,026
Nuvectis Pharma, Inc. (A)	299	1,881
Ocugen, Inc. (A)(B)	11,656	11,565
Olema Pharmaceuticals, Inc. (A)	918	10,961
Omega Therapeutics, Inc. (A)(B)	931	1,136
Organogenesis Holdings, Inc. (A)	2,172	6,212
ORIC Pharmaceuticals, Inc. (A)	1,082	11,091
Ovid therapeutics, Inc. (A)	1,130	1,333
Palatin Technologies, Inc. (A)	161	144
Paratek Pharmaceuticals, Inc. (A)(C)	901	72
Pardes Biosciences, Inc. (A)(C)	703	21
PDL BioPharma, Inc. (A)(C)	1,734	1,040
PDS Biotechnology Corp. (A)	567	2,166
PepGen, Inc. (A)	412	3,523
Perspective Therapeutics, Inc. (A)	1,402	18,717
PMV Pharmaceuticals, Inc. (A)	842	1,255
Poseida Therapeutics, Inc. (A)	1,586	4,536
Praxis Precision Medicines, Inc. (A)	142	8,171
Precigen, Inc. (A)	4,162	3,942
Precision BioSciences, Inc. (A)	64	573
Prelude Therapeutics, Inc. (A)(B)	793	1,642
Prime Medicine, Inc. (A)(B)	1,737	6,722
Protagonist Therapeutics, Inc. (A)	971	43,695
Protalix BioTherapeutics, Inc. (A)	640	653
Prothena Corp. PLC (A)	935	15,643
PTC Therapeutics, Inc. (A)	1,303	48,341
Puma Biotechnology, Inc. (A)	890	2,270
Pyxis Oncology, Inc. (A)	721	2,646
Rallybio Corp. (A)	675	790
RAPT Therapeutics, Inc. (A)	543	1,091
Recursion Pharmaceuticals, Inc., Class A (A)(B)	3,544	23,355
Regeneron Pharmaceuticals, Inc. (A)	1,790	1,881,720
REGENXBIO, Inc. (A)	771	8,088
Relay Therapeutics, Inc. (A)	2,121	15,017
Reneo Pharmaceuticals, Inc. (A)	651	1,107
Renovaro, Inc. (A)(B)	6,856	3,314
Replimune Group, Inc. (A)	1,061	11,629

271

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
REVOLUTION Medicines, Inc. (A)	2,798	$126,889
Rhythm Pharmaceuticals, Inc. (A)	961	50,347
Rocket Pharmaceuticals, Inc. (A)	1,524	28,148
Sage Therapeutics, Inc. (A)	1,031	7,444
Sagimet Biosciences, Inc., Class A (A)	339	939
Sana Biotechnology, Inc. (A)	3,359	13,973
Sarepta Therapeutics, Inc. (A)	1,587	198,200
Savara, Inc. (A)	2,744	11,635
Scholar Rock Holding Corp. (A)	1,218	9,756
Sera Prognostics, Inc., Class A (A)(B)	489	3,814
Shattuck Labs, Inc. (A)	2,019	7,046
Soleno Therapeutics, Inc. (A)(B)	512	25,851
Solid Biosciences, Inc. (A)	1,443	10,058
Spectrum Pharmaceuticals, Inc. (A)(C)	3,285	263
Spero Therapeutics, Inc. (A)	623	835
SpringWorks Therapeutics, Inc. (A)	1,444	46,266
Spruce Biosciences, Inc. (A)	637	303
Spyre Therapeutics, Inc. (A)	551	16,205
Stoke Therapeutics, Inc. (A)	776	9,537
Summit Therapeutics, Inc. (A)(B)	11,847	259,449
Sutro Biopharma, Inc. (A)	981	3,394
Syndax Pharmaceuticals, Inc. (A)	1,959	37,711
Synergy Pharmaceuticals, Inc. (A)(C)	6,230	18
Syros Pharmaceuticals, Inc. (A)	312	671
Tango Therapeutics, Inc. (A)	1,722	13,259
Taysha Gene Therapies, Inc. (A)	3,194	6,420
Tectonic Therapeutic, Inc. (A)	32	970
Tectonic Therapeutic, Inc. (A)(C)	32	0
Tenaya Therapeutics, Inc. (A)(B)	1,121	2,164
TG Therapeutics, Inc. (A)	2,558	59,832
Tourmaline Bio, Inc.	340	8,741
Travere Therapeutics, Inc. (A)	1,310	18,327
TScan Therapeutics, Inc. (A)	712	3,546
Turnstone Biologics Corp. (A)	390	217
Twist Bioscience Corp. (A)	966	43,644
Tyra Biosciences, Inc. (A)(B)	734	17,256
Ultragenyx Pharmaceutical, Inc. (A)	1,410	78,326
United Therapeutics Corp. (A)	798	285,963
UNITY Biotechnology, Inc. (A)	248	365
UroGen Pharma, Ltd. (A)	500	6,350
Vanda Pharmaceuticals, Inc. (A)	1,167	5,473
Vaxart, Inc. (A)	2,636	2,238
Vaxcyte, Inc. (A)	1,865	213,114
Vera Therapeutics, Inc. (A)	752	33,238
Veracyte, Inc. (A)	1,222	41,597
Verastem, Inc. (A)	405	1,211
Vericel Corp. (A)	832	35,152
Vertex Pharmaceuticals, Inc. (A)	4,265	1,983,566
Verve Therapeutics, Inc. (A)	1,364	6,602
Vigil Neuroscience, Inc. (A)	645	2,193
Viking Therapeutics, Inc. (A)	1,690	106,994
Vir Biotechnology, Inc. (A)	2,410	18,051
Viridian Therapeutics, Inc. (A)	1,951	44,385
Vistagen Therapeutics, Inc. (A)	457	1,376
Vor BioPharma, Inc. (A)	1,196	837
Voyager Therapeutics, Inc. (A)	883	5,166
Werewolf Therapeutics, Inc. (A)	585	1,240
XBiotech, Inc. (A)(B)	761	5,883
Xencor, Inc. (A)	1,071	21,538
XOMA Royalty Corp. (A)	228	6,037
Y-mAbs Therapeutics, Inc. (A)	807	10,612
Zentalis Pharmaceuticals, Inc. (A)	1,232	4,534
Zura Bio, Ltd. (A)(B)	1,035	4,202
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Zymeworks, Inc. (A)	1,104	$13,855
		22,757,558
Health care equipment and supplies – 2.2%
Abbott Laboratories	28,960	3,301,730
ABIOMED, Inc. (A)(C)	788	12,230
Accuray, Inc. (A)	2,141	3,854
Align Technology, Inc. (A)	1,299	330,362
Alphatec Holdings, Inc. (A)	2,297	12,771
AngioDynamics, Inc. (A)	735	5,718
Apyx Medical Corp. (A)	740	918
Artivion, Inc. (A)	737	19,619
Aspira Women's Health, Inc. (A)	162	131
AtriCure, Inc. (A)	800	22,432
Avanos Medical, Inc. (A)	804	19,320
Axogen, Inc. (A)	823	11,538
Axonics, Inc. (A)	850	59,160
Baxter International, Inc.	8,598	326,466
Becton, Dickinson and Company	4,836	1,165,960
Beyond Air, Inc. (A)	614	238
Bioventus, Inc., Class A (A)	1,009	12,058
Boston Scientific Corp. (A)	24,585	2,060,223
Cerus Corp. (A)	3,177	5,528
ClearPoint Neuro, Inc. (A)	363	4,069
CONMED Corp.	520	37,398
Cutera, Inc. (A)	347	274
CVRx, Inc. (A)	326	2,872
Delcath Systems, Inc. (A)	320	2,890
Dentsply Sirona, Inc.	3,567	96,523
DexCom, Inc. (A)	6,349	425,637
Edwards Lifesciences Corp. (A)	9,841	649,408
ElectroCore, Inc. (A)	52	375
Embecta Corp.	968	13,649
Enovis Corp. (A)	891	38,358
Envista Holdings Corp. (A)	2,794	55,209
enVVeno Medical Corp. (A)	204	685
Establishment Labs Holdings, Inc. (A)	447	19,342
GE HealthCare Technologies, Inc.	7,516	705,377
Glaukos Corp. (A)	820	106,830
Globus Medical, Inc., Class A (A)	1,963	140,433
Haemonetics Corp. (A)	850	68,323
HeartBeam, Inc. (A)	446	1,035
Hologic, Inc. (A)	3,877	315,820
ICU Medical, Inc. (A)	418	76,168
IDEXX Laboratories, Inc. (A)	1,374	694,172
Inari Medical, Inc. (A)	982	40,498
Inogen, Inc. (A)	441	4,278
Inspire Medical Systems, Inc. (A)	500	105,525
Insulet Corp. (A)	1,189	276,740
Integer Holdings Corp. (A)	553	71,890
Integra LifeSciences Holdings Corp. (A)	1,356	24,639
Intuitive Surgical, Inc. (A)	5,845	2,871,473
iRadimed Corp.	243	12,220
iRhythm Technologies, Inc. (A)	517	38,382
Kewaunee Scientific Corp. (A)	516	17,178
KORU Medical Systems, Inc. (A)	567	1,548
Lantheus Holdings, Inc. (A)	1,168	128,188
LeMaitre Vascular, Inc.	393	36,506
LENSAR, Inc. (A)	125	573
Masimo Corp. (A)	900	119,997
Medtronic PLC	22,326	2,010,010
Merit Medical Systems, Inc. (A)	960	94,877
Neogen Corp. (A)	3,697	62,147
Neuronetics, Inc. (A)	550	418
NeuroPace, Inc. (A)	1,312	9,145
Nevro Corp. (A)	613	3,427

272

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Omnicell, Inc. (A)	782	$34,095
OraSure Technologies, Inc. (A)	1,347	5,752
Orchestra BioMed Holdings, Inc. (A)	748	3,845
Orthofix Medical, Inc. (A)	633	9,887
OrthoPediatrics Corp. (A)	377	10,220
Outset Medical, Inc. (A)	844	571
Paragon 28, Inc. (A)	1,420	9,486
Penumbra, Inc. (A)	653	126,884
PROCEPT BioRobotics Corp. (A)	841	67,381
Pulmonx Corp. (A)	589	4,883
Pulse Biosciences, Inc. (A)	909	15,944
QuidelOrtho Corp. (A)	1,148	52,349
ResMed, Inc.	2,501	610,544
Rockwell Medical, Inc. (A)	415	1,648
RxSight, Inc. (A)	587	29,015
Sanara Medtech, Inc. (A)	119	3,599
Semler Scientific, Inc. (A)	99	2,331
Sensus Healthcare, Inc. (A)	215	1,247
SI-BONE, Inc. (A)	661	9,241
Sight Sciences, Inc. (A)	825	5,198
Solventum Corp. (A)	2,337	162,936
STAAR Surgical Company (A)	837	31,095
Stereotaxis, Inc. (A)	1,565	3,193
STERIS PLC	1,678	406,982
Stryker Corp.	6,384	2,306,284
Surmodics, Inc. (A)	278	10,781
Tactile Systems Technology, Inc. (A)	415	6,063
Tandem Diabetes Care, Inc. (A)	1,127	47,796
Tela Bio, Inc. (A)	405	1,025
Teleflex, Inc.	795	196,619
The Cooper Companies, Inc. (A)	3,361	370,853
TransMedics Group, Inc. (A)	553	86,821
Treace Medical Concepts, Inc. (A)	1,079	6,258
UFP Technologies, Inc. (A)	126	39,904
Utah Medical Products, Inc.	74	4,951
Varex Imaging Corp. (A)	707	8,427
Zimmer Biomet Holdings, Inc.	3,408	367,894
Zimvie, Inc. (A)	404	6,411
Zynex, Inc. (A)(B)	511	4,170
		21,827,345
Health care providers and services – 2.3%
Acadia Healthcare Company, Inc. (A)	1,560	98,920
Accolade, Inc. (A)	1,277	4,916
Aceto Corp. (A)(C)	853	0
AdaptHealth Corp. (A)	2,403	26,986
Addus HomeCare Corp. (A)	281	37,381
agilon health, Inc. (A)	7,015	27,569
AirSculpt Technologies, Inc. (A)(B)	881	4,467
Alignment Healthcare, Inc. (A)	3,205	37,883
Amedisys, Inc. (A)	548	52,887
AMN Healthcare Services, Inc. (A)	695	29,461
Astrana Health, Inc. (A)	958	55,507
Aveanna Healthcare Holdings, Inc. (A)	6,878	35,766
Brookdale Senior Living, Inc. (A)	3,457	23,473
Cardinal Health, Inc.	3,989	440,864
Castle Biosciences, Inc. (A)	455	12,977
Cencora, Inc.	3,323	747,941
Centene Corp. (A)	8,879	668,411
Chemed Corp.	254	152,646
Clover Health Investments Corp. (A)	6,044	17,044
Community Health Systems, Inc. (A)	2,429	14,744
CorVel Corp. (A)	295	96,433
Cross Country Healthcare, Inc. (A)	655	8,803
CVS Health Corp.	20,989	1,319,788
DaVita, Inc. (A)	1,547	253,600
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
DocGo, Inc. (A)	1,746	$5,797
Elevance Health, Inc.	3,957	2,057,640
Encompass Health Corp.	1,674	161,775
Enhabit, Inc. (A)	900	7,110
Enzo Biochem, Inc. (A)	14,955	16,750
Fulgent Genetics, Inc. (A)	516	11,213
GeneDx Holdings Corp. (A)	2,433	103,257
Guardant Health, Inc. (A)	2,029	46,545
HCA Healthcare, Inc.	4,447	1,807,394
HealthEquity, Inc. (A)	1,442	118,028
Henry Schein, Inc. (A)	2,227	162,348
Hims & Hers Health, Inc. (A)	3,393	62,499
Humana, Inc.	1,891	598,955
InfuSystem Holdings, Inc. (A)	218	1,461
Innovage Holding Corp. (A)	1,986	11,916
Labcorp Holdings, Inc.	1,292	288,736
LifeStance Health Group, Inc. (A)	6,474	45,318
McKesson Corp.	2,173	1,074,375
ModivCare, Inc. (A)	241	3,441
Molina Healthcare, Inc. (A)	941	324,231
National HealthCare Corp.	278	34,964
National Research Corp.	430	9,830
NeoGenomics, Inc. (A)	2,205	32,524
NeueHealth, Inc. (A)	128	668
OPKO Health, Inc. (A)(B)	12,549	18,698
Option Care Health, Inc. (A)	3,066	95,966
Owens & Minor, Inc. (A)	1,286	20,177
Patterson Companies, Inc.	1,615	35,272
Pediatrix Medical Group, Inc. (A)	1,428	16,551
Performant Financial Corp. (A)	988	3,695
PetIQ, Inc. (A)	575	17,693
Premier, Inc., Class A	1,942	38,840
Privia Health Group, Inc. (A)	1,990	36,238
Progyny, Inc. (A)	1,621	27,168
Quest Diagnostics, Inc.	1,636	253,989
Quipt Home Medical Corp. (A)	511	1,492
R1 RCM, Inc. (A)	7,230	102,449
RadNet, Inc. (A)	1,119	77,647
Select Medical Holdings Corp.	2,135	74,447
Surgery Partners, Inc. (A)	2,157	69,542
Talkspace, Inc. (A)	2,638	5,513
Tenet Healthcare Corp. (A)	1,713	284,701
The Cigna Group	4,849	1,679,888
The Ensign Group, Inc.	941	135,335
The Joint Corp. (A)	267	3,054
The Oncology Institute, Inc. (A)	1,196	391
The Pennant Group, Inc. (A)	570	20,349
UnitedHealth Group, Inc.	15,436	9,025,120
Universal Health Services, Inc., Class B	944	216,185
US Physical Therapy, Inc.	238	20,142
Viemed Healthcare, Inc. (A)	434	3,181
		23,438,965
Health care technology – 0.1%
Augmedix, Inc. (A)	710	1,669
Certara, Inc. (A)	2,704	31,664
DarioHealth Corp. (A)	447	501
Definitive Healthcare Corp. (A)	1,920	8,582
Doximity, Inc., Class A (A)	2,128	92,717
Evolent Health, Inc., Class A (A)	1,913	54,100
GoodRx Holdings, Inc., Class A (A)	1,394	9,674
Health Catalyst, Inc. (A)	904	7,359
HealthStream, Inc.	552	15,920
iCAD, Inc. (A)	352	551
LifeMD, Inc. (A)	546	2,861
MultiPlan Corp. (A)	274	2,097

273

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care technology (continued)
OptimizeRx Corp. (A)	244	$1,884
Phreesia, Inc. (A)	903	20,579
Schrodinger, Inc. (A)	1,079	20,015
Simulations Plus, Inc.	363	11,623
Teladoc Health, Inc. (A)	2,846	26,126
TruBridge, Inc. (A)	291	3,480
Veeva Systems, Inc., Class A (A)	2,646	555,316
		866,718
Life sciences tools and services – 1.2%
10X Genomics, Inc., Class A (A)	1,759	39,718
Adaptive Biotechnologies Corp. (A)	2,555	13,082
Agilent Technologies, Inc.	4,728	702,013
Akoya Biosciences, Inc. (A)(B)	830	2,258
Avantor, Inc. (A)	11,498	297,453
Azenta, Inc. (A)	1,150	55,706
BioLife Solutions, Inc. (A)	730	18,279
Bio-Rad Laboratories, Inc., Class A (A)	411	137,512
Bio-Techne Corp.	2,692	215,172
Bruker Corp.	2,007	138,603
Charles River Laboratories International, Inc. (A)	870	171,364
Codexis, Inc. (A)	1,214	3,739
CryoPort, Inc. (A)	834	6,764
Cytek Biosciences, Inc. (A)	2,311	12,803
Danaher Corp.	12,266	3,410,193
Fortrea Holdings, Inc. (A)	1,511	30,220
Harvard Bioscience, Inc. (A)	517	1,391
ICON PLC (A)	1,392	399,936
Illumina, Inc. (A)	2,692	351,064
Inotiv, Inc. (A)	446	758
IQVIA Holdings, Inc. (A)	2,989	708,303
Lifecore Biomedical, Inc. (A)	729	3,594
Maravai LifeSciences Holdings, Inc., Class A (A)	2,244	18,648
MaxCyte, Inc. (A)	1,678	6,527
Medpace Holdings, Inc. (A)	517	172,575
Mesa Laboratories, Inc.	96	12,467
Mettler-Toledo International, Inc. (A)	345	517,397
Nautilus Biotechnology, Inc. (A)	2,013	5,737
OmniAb, Inc. (A)	1,889	7,990
OmniAb, Inc., $12.50 Earnout Shares (A)	117	197
OmniAb, Inc., $15.00 Earnout Shares (A)	117	151
Pacific Biosciences of California, Inc. (A)(B)	4,332	7,364
Personalis, Inc. (A)	1,303	7,010
Quanterix Corp. (A)	625	8,100
Quantum-Si, Inc. (A)	2,027	1,788
Repligen Corp. (A)	947	140,933
Revvity, Inc.	2,114	270,064
Seer, Inc. (A)	1,002	1,974
Sotera Health Company (A)	4,811	80,344
Standard BioTools, Inc. (A)	4,815	9,293
Thermo Fisher Scientific, Inc.	6,343	3,923,590
Waters Corp. (A)	1,002	360,610
West Pharmaceutical Services, Inc.	1,174	352,388
		12,625,072
Pharmaceuticals – 3.3%
Alexza Pharmaceuticals, Inc. (A)(C)	2,067	72
Amneal Pharmaceuticals, Inc. (A)	6,117	50,893
Amphastar Pharmaceuticals, Inc. (A)	893	43,337
Amylyx Pharmaceuticals, Inc. (A)	1,159	3,755
AN2 Therapeutics, Inc. (A)	460	492
Aquestive Therapeutics, Inc. (A)	894	4,452
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Arvinas, Inc. (A)	1,356	$33,398
Atea Pharmaceuticals, Inc. (A)	1,534	5,139
Athira Pharma, Inc. (A)	1,185	529
Axsome Therapeutics, Inc. (A)	800	71,896
Belite Bio, Inc., ADR (A)(B)	486	22,784
Biote Corp., Class A (A)	526	2,935
Bristol-Myers Squibb Company	33,837	1,750,726
Cassava Sciences, Inc. (A)(B)	714	21,013
Catalent, Inc. (A)	3,061	185,405
CinCor Pharma, Inc. (A)(C)	708	2,166
Clearside Biomedical, Inc. (A)	948	1,204
Cognition Therapeutics, Inc. (A)	866	406
Collegium Pharmaceutical, Inc. (A)	620	23,957
Corcept Therapeutics, Inc. (A)	1,839	85,109
CorMedix, Inc. (A)(B)	845	6,828
Edgewise Therapeutics, Inc. (A)	2,065	55,115
Elanco Animal Health, Inc. (A)	8,318	122,191
Eli Lilly & Company	15,839	14,032,404
Enliven Therapeutics, Inc. (A)	818	20,892
Esperion Therapeutics, Inc. (A)(B)	1,768	2,917
Eton Pharmaceuticals, Inc. (A)(B)	300	1,800
Evolus, Inc. (A)	1,113	18,031
EyePoint Pharmaceuticals, Inc. (A)	585	4,674
Fulcrum Therapeutics, Inc. (A)(B)	1,161	4,145
Harmony Biosciences Holdings, Inc. (A)	1,014	40,560
Harrow, Inc. (A)	586	26,347
Ikena Oncology, Inc. (A)	848	1,467
Imara, Inc. (A)(C)	411	92
Intra-Cellular Therapies, Inc. (A)	1,640	119,999
Jazz Pharmaceuticals PLC (A)	1,070	119,209
Johnson & Johnson	40,525	6,567,482
Ligand Pharmaceuticals, Inc. (A)	308	30,828
Liquidia Corp. (A)	1,075	10,750
Longboard Pharmaceuticals, Inc. (A)	374	12,465
Lyra Therapeutics, Inc. (A)	785	202
Marinus Pharmaceuticals, Inc. (A)	833	1,466
Merck & Company, Inc.	42,300	4,803,588
Mind Medicine MindMed, Inc. (A)	624	3,551
Neumora Therapeutics, Inc. (A)(B)	1,288	17,014
Nuvation Bio, Inc. (A)	3,502	8,020
Ocular Therapeutix, Inc. (A)	1,353	11,771
Ocuphire Pharma, Inc. (A)	241	316
Omeros Corp. (A)(B)	1,206	4,788
Opiant Pharmaceuticals, Inc. (A)(C)	87	57
Optinose, Inc. (A)	2,082	1,395
Oramed Pharmaceuticals, Inc. (A)	697	1,701
Organon & Company	4,285	81,972
Pacira BioSciences, Inc. (A)	796	11,980
Palisade Bio, Inc. (A)(C)	9,919	0
Perrigo Company PLC	2,220	58,231
Pfizer, Inc.	92,946	2,689,857
Phathom Pharmaceuticals, Inc. (A)	985	17,809
Phibro Animal Health Corp., Class A	463	10,427
Pliant Therapeutics, Inc. (A)	1,016	11,389
Prestige Consumer Healthcare, Inc. (A)	818	58,978
Prevail Therapeutics, Inc. (A)(C)	788	1,516
ProPhase Labs, Inc. (A)	2,906	7,033
Rani Therapeutics Holdings, Inc., Class A (A)	594	1,283
Relmada Therapeutics, Inc. (A)	519	1,682
Revance Therapeutics, Inc. (A)	1,537	7,977
Reviva Pharmaceuticals Holdings, Inc. (A)	461	664
Royalty Pharma PLC, Class A	7,591	214,749
Scilex Holding Company (A)(B)	13,990	12,935

274

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
scPharmaceuticals, Inc. (A)	586	$2,672
SCYNEXIS, Inc. (A)	751	1,119
SIGA Technologies, Inc.	1,287	8,687
Structure Therapeutics, Inc., ADR (A)	787	34,541
Supernus Pharmaceuticals, Inc. (A)	932	29,060
Tarsus Pharmaceuticals, Inc. (A)	542	17,826
Terns Pharmaceuticals, Inc. (A)	1,201	10,016
TherapeuticsMD, Inc. (A)	165	274
Theravance Biopharma, Inc. (A)	758	6,109
Third Harmonic Bio, Inc. (A)	639	8,658
Tilray Brands, Inc. (A)	12,050	21,208
Tobira Therapeutics, Inc. (A)(C)	609	0
Trevi Therapeutics, Inc. (A)	1,105	3,691
Ventyx Biosciences, Inc. (A)	1,023	2,230
Verrica Pharmaceuticals, Inc. (A)	866	1,256
Viatris, Inc.	20,118	233,570
Xeris Biopharma Holdings, Inc. (A)	3,057	8,712
Zevra Therapeutics, Inc. (A)	632	4,386
Zoetis, Inc.	7,548	1,474,728
		33,418,958
		114,934,616
Industrials – 9.3%
Aerospace and defense – 1.8%
AAR Corp. (A)	646	42,223
AeroVironment, Inc. (A)	442	88,621
AerSale Corp. (A)	861	4,348
Archer Aviation, Inc., Class A (A)(B)	4,319	13,087
Astronics Corp. (A)	623	12,136
Axon Enterprise, Inc. (A)	1,267	506,293
BWX Technologies, Inc.	1,520	165,224
Byrna Technologies, Inc. (A)	353	5,990
Cadre Holdings, Inc.	590	22,391
Curtiss-Wright Corp.	515	169,275
Ducommun, Inc. (A)	264	17,379
General Dynamics Corp.	4,564	1,379,241
General Electric Company	18,121	3,417,258
HEICO Corp.	909	237,685
HEICO Corp., Class A	1,447	294,841
Hexcel Corp.	1,418	87,675
Howmet Aerospace, Inc.	6,562	657,841
Huntington Ingalls Industries, Inc.	663	175,284
Innovative Solutions and Support, Inc. (A)	2,419	15,772
Intuitive Machines, Inc. (A)	360	2,898
Kratos Defense & Security Solutions, Inc. (A)	2,288	53,310
L3Harris Technologies, Inc.	3,204	762,135
Leonardo DRS, Inc. (A)	4,455	125,720
Lockheed Martin Corp.	4,085	2,387,928
Mercury Systems, Inc. (A)	994	36,778
Moog, Inc., Class A	507	102,424
National Presto Industries, Inc.	159	11,947
Northrop Grumman Corp.	2,480	1,309,614
Park Aerospace Corp.	423	5,512
Redwire Corp. (A)	1,008	6,925
Rocket Lab USA, Inc. (A)	8,261	80,380
RTX Corp.	22,015	2,667,337
Spirit AeroSystems Holdings, Inc., Class A (A)	1,968	63,980
Textron, Inc.	3,142	278,318
The Boeing Company (A)	10,237	1,556,433
TransDigm Group, Inc.	934	1,332,939
Triumph Group, Inc. (A)	1,249	16,100
V2X, Inc. (A)	533	29,773
Virgin Galactic Holdings, Inc. (A)(B)	347	2,117
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
VirTra, Inc. (A)	87	$541
Woodward, Inc.	1,012	173,568
		18,319,241
Air freight and logistics – 0.3%
Air T, Inc. (A)	25	404
Air Transport Services Group, Inc. (A)	1,275	20,642
CH Robinson Worldwide, Inc.	1,985	219,084
Expeditors International of Washington, Inc.	2,361	310,235
FedEx Corp.	4,200	1,149,456
Forward Air Corp. (B)	458	16,213
GXO Logistics, Inc. (A)	2,027	105,546
Hub Group, Inc., Class A	1,092	49,631
Radiant Logistics, Inc. (A)	347	2,231
United Parcel Service, Inc., Class B	12,152	1,656,804
		3,530,246
Building products – 0.7%
A.O. Smith Corp.	2,073	186,218
AAON, Inc.	1,373	148,064
Advanced Drainage Systems, Inc.	1,332	209,337
Allegion PLC	1,472	214,529
American Woodmark Corp. (A)	296	27,661
Apogee Enterprises, Inc.	449	31,437
Armstrong World Industries, Inc.	763	100,281
AZZ, Inc.	475	39,240
Builders FirstSource, Inc. (A)	2,024	392,373
Carlisle Companies, Inc.	772	347,207
Carrier Global Corp.	14,207	1,143,521
CSW Industrials, Inc.	278	101,856
Fortune Brands Innovations, Inc.	2,115	189,356
Gibraltar Industries, Inc. (A)	573	40,070
Griffon Corp.	458	32,060
Hayward Holdings, Inc. (A)	3,667	56,252
Insteel Industries, Inc.	385	11,970
Janus International Group, Inc. (A)	2,375	24,011
JELD-WEN Holding, Inc. (A)	1,496	23,652
Johnson Controls International PLC	11,261	873,966
Lennox International, Inc.	595	359,553
Masco Corp.	3,534	296,644
Masterbrand, Inc. (A)	2,215	41,066
Owens Corning	1,502	265,133
Quanex Building Products Corp.	554	15,374
Resideo Technologies, Inc. (A)	2,467	49,685
Simpson Manufacturing Company, Inc.	724	138,479
The AZEK Company, Inc. (A)	2,505	117,234
Trane Technologies PLC	3,803	1,478,340
Trex Company, Inc. (A)	1,837	122,307
UFP Industries, Inc.	1,020	133,834
Zurn Elkay Water Solutions Corp.	2,904	104,370
		7,315,080
Commercial services and supplies – 0.7%
ABM Industries, Inc.	1,114	58,775
ACCO Brands Corp.	1,727	9,447
Acme United Corp.	14	583
ACV Auctions, Inc., Class A (A)	2,281	46,373
Aris Water Solutions, Inc., Class A	373	6,293
Brady Corp., Class A	813	62,300
BrightView Holdings, Inc. (A)	1,734	27,293
Casella Waste Systems, Inc., Class A (A)	964	95,908
CECO Environmental Corp. (A)	691	19,486
Cimpress PLC (A)	435	35,635
Cintas Corp.	6,780	1,395,866
Civeo Corp.	160	4,384
Clean Harbors, Inc. (A)	910	219,956

275

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
CompX International, Inc.	141	$4,119
Copart, Inc. (A)	15,956	836,094
CoreCivic, Inc. (A)	2,098	26,540
Deluxe Corp.	765	14,910
Driven Brands Holdings, Inc. (A)	3,061	43,680
Ennis, Inc.	447	10,871
Enviri Corp. (A)	1,442	14,910
Healthcare Services Group, Inc. (A)	1,315	14,689
HNI Corp.	821	44,203
Interface, Inc.	1,138	21,588
LanzaTech Global, Inc. (A)	6,064	11,582
Liquidity Services, Inc. (A)	635	14,478
Matthews International Corp., Class A	551	12,783
MillerKnoll, Inc.	1,294	32,039
Montrose Environmental Group, Inc. (A)	505	13,282
MSA Safety, Inc.	660	117,044
NL Industries, Inc.	1,028	7,638
Odyssey Marine Exploration, Inc. (A)	239	198
OPENLANE, Inc. (A)	1,993	33,642
Perma-Fix Environmental Services, Inc. (A)	145	1,779
Pitney Bowes, Inc.	3,034	21,632
Quad/Graphics, Inc.	985	4,472
Quest Resource Holding Corp. (A)	208	1,660
RB Global, Inc.	3,094	249,036
Republic Services, Inc.	5,239	1,052,201
Rollins, Inc.	7,644	386,634
Steelcase, Inc., Class A	1,640	22,124
Stericycle, Inc. (A)	1,551	94,611
Tetra Tech, Inc.	4,510	212,692
The Brink's Company	790	91,356
The GEO Group, Inc. (A)	2,079	26,715
UniFirst Corp.	249	49,464
Veralto Corp.	4,165	465,897
Vestis Corp.	2,171	32,348
Viad Corp. (A)	380	13,615
VSE Corp. (B)	270	22,337
Waste Management, Inc.	6,748	1,400,885
		7,406,047
Construction and engineering – 0.3%
AECOM	2,060	212,736
Ameresco, Inc., Class A (A)	589	22,347
API Group Corp. (A)	3,887	128,349
Arcosa, Inc.	836	79,219
Argan, Inc.	313	31,748
Bowman Consulting Group, Ltd. (A)	196	4,720
Comfort Systems USA, Inc.	610	238,114
Concrete Pumping Holdings, Inc. (A)	739	4,279
Construction Partners, Inc., Class A (A)	756	52,769
Dycom Industries, Inc. (A)	494	97,367
EMCOR Group, Inc.	787	338,827
Emeren Group, Ltd., ADR (A)	836	2,257
Fluor Corp. (A)	2,847	135,830
Granite Construction, Inc.	774	61,363
Great Lakes Dredge & Dock Corp. (A)	1,412	14,868
IES Holdings, Inc. (A)	416	83,042
Limbach Holdings, Inc. (A)	147	11,137
MasTec, Inc. (A)	1,343	165,323
Matrix Service Company (A)	644	7,425
MDU Resources Group, Inc.	3,302	90,508
MYR Group, Inc. (A)	310	31,691
Northwest Pipe Company (A)	240	10,831
Orion Group Holdings, Inc. (A)	363	2,095
Primoris Services Corp.	1,003	58,254
Quanta Services, Inc.	2,386	711,386
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
Sterling Infrastructure, Inc. (A)	579	$83,967
Tutor Perini Corp. (A)	1,033	28,056
Valmont Industries, Inc.	352	102,062
WillScot Holdings Corp. (A)	2,691	101,182
		2,911,752
Electrical equipment – 0.8%
Acuity Brands, Inc.	522	143,754
Allient, Inc.	303	5,754
American Superconductor Corp. (A)	626	14,774
AMETEK, Inc.	3,811	654,387
Amprius Technologies, Inc. (A)	1,853	2,057
Array Technologies, Inc. (A)	2,578	17,015
Atkore, Inc.	631	53,471
Beam Global (A)	239	1,173
Blink Charging Company (A)(B)	1,091	1,877
Bloom Energy Corp., Class A (A)	3,596	37,974
Broadwind, Inc. (A)	205	465
ChargePoint Holdings, Inc. (A)(B)	6,273	8,594
Eaton Corp. PLC	6,645	2,202,419
Emerson Electric Company	9,697	1,060,561
Energy Vault Holdings, Inc. (A)	2,476	2,377
EnerSys	698	71,231
Enovix Corp. (A)(B)	2,749	25,676
Fluence Energy, Inc. (A)	2,005	45,534
Flux Power Holdings, Inc. (A)	204	620
FuelCell Energy, Inc. (A)(B)	7,872	2,991
GE Vernova, Inc. (A)	4,611	1,175,713
Generac Holdings, Inc. (A)	1,056	167,777
GrafTech International, Ltd. (A)	4,298	5,673
Hubbell, Inc.	905	387,657
Ideal Power, Inc. (A)	111	910
LSI Industries, Inc.	372	6,008
Net Power, Inc. (A)	1,251	8,770
NEXTracker, Inc., Class A (A)	2,333	87,441
NuScale Power Corp. (A)(B)	1,329	15,390
nVent Electric PLC	2,760	193,918
Pioneer Power Solutions, Inc. (A)	53	249
Plug Power, Inc. (A)(B)	10,473	23,669
Powell Industries, Inc.	230	51,058
Preformed Line Products Company	95	12,168
Regal Rexnord Corp.	1,125	186,615
Rockwell Automation, Inc.	1,946	522,423
Sensata Technologies Holding PLC	2,560	91,802
SES AI Corp. (A)	5,398	3,454
Shoals Technologies Group, Inc., Class A (A)	2,890	16,213
SKYX Platforms Corp. (A)	1,636	1,388
Stem, Inc. (A)(B)	2,685	935
SunPower Corp. (A)	3,027	1
Sunrun, Inc. (A)	3,725	67,274
Thermon Group Holdings, Inc. (A)	624	18,620
TPI Composites, Inc. (A)(B)	773	3,517
Ultralife Corp. (A)	163	1,474
Vertiv Holdings Company, Class A	6,444	641,114
Vicor Corp. (A)	559	23,534
		8,067,469
Ground transportation – 0.9%
ArcBest Corp.	422	45,766
Avis Budget Group, Inc.	656	57,459
Covenant Logistics Group, Inc.	203	10,727
CSX Corp.	32,524	1,123,054
FTAI Infrastructure, Inc.	1,753	16,408
Heartland Express, Inc.	1,446	17,757
Hertz Global Holdings, Inc. (A)	5,318	17,549
JB Hunt Transport Services, Inc.	1,752	301,922

276

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ground transportation (continued)
Knight-Swift Transportation Holdings, Inc.	2,726	$147,068
Landstar System, Inc.	594	112,189
Lyft, Inc., Class A (A)	6,411	81,740
Marten Transport, Ltd.	1,419	25,116
Norfolk Southern Corp.	3,630	902,055
Old Dominion Freight Line, Inc.	3,570	709,145
PAM Transportation Services, Inc. (A)	403	7,456
RXO, Inc. (A)	1,946	54,488
Ryder System, Inc.	744	108,475
Saia, Inc. (A)	449	196,330
Schneider National, Inc., Class B	1,620	46,235
Uber Technologies, Inc. (A)	34,650	2,604,294
U-Haul Holding Company (A)	333	25,801
U-Haul Holding Company, Series N	2,999	215,928
Union Pacific Corp.	10,112	2,492,406
Universal Logistics Holdings, Inc.	464	20,003
Werner Enterprises, Inc.	980	37,818
XPO, Inc. (A)	1,961	210,827
		9,588,016
Industrial conglomerates – 0.4%
3M Company	9,351	1,278,282
Honeywell International, Inc.	10,919	2,257,066
		3,535,348
Machinery – 1.8%
374Water, Inc. (A)	2,365	3,216
3D Systems Corp. (A)	2,231	6,336
AGCO Corp.	1,239	121,249
Alamo Group, Inc.	213	38,368
Albany International Corp., Class A	524	46,557
Allison Transmission Holdings, Inc.	1,466	140,839
Astec Industries, Inc.	412	13,159
Atmus Filtration Technologies, Inc.	554	20,792
Barnes Group, Inc.	889	35,924
Blue Bird Corp. (A)	511	24,508
Caterpillar, Inc.	8,363	3,270,937
Chart Industries, Inc. (A)	728	90,374
Columbus McKinnon Corp.	532	19,152
Commercial Vehicle Group, Inc. (A)	752	2,444
Crane Company	950	150,366
Cummins, Inc.	2,222	719,461
Deere & Company	4,714	1,967,294
Donaldson Company, Inc.	1,997	147,179
Douglas Dynamics, Inc.	425	11,722
Dover Corp.	2,244	430,265
Energy Recovery, Inc. (A)	1,056	18,364
Enerpac Tool Group Corp.	1,011	42,351
Enpro, Inc.	363	58,871
Esab Corp.	1,001	106,416
ESCO Technologies, Inc.	443	57,138
Federal Signal Corp.	1,034	96,638
Flowserve Corp.	2,207	114,080
Fortive Corp.	5,972	471,370
Franklin Electric Company, Inc.	783	82,074
Gates Industrial Corp. PLC (A)	4,677	82,081
Gencor Industries, Inc. (A)	339	7,072
Graco, Inc.	2,846	249,053
Graham Corp. (A)	310	9,173
Helios Technologies, Inc.	569	27,141
Hillenbrand, Inc.	1,194	33,193
Hillman Solutions Corp. (A)	3,141	33,169
Hurco Companies, Inc.	183	3,856
Hyliion Holdings Corp. (A)	3,087	7,656
Hyster-Yale, Inc.	272	17,345
IDEX Corp.	1,288	276,276
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Illinois Tool Works, Inc.	5,021	$1,315,853
Ingersoll Rand, Inc.	6,616	649,427
ITT, Inc.	1,359	203,184
John Bean Technologies Corp.	542	53,392
Kadant, Inc.	210	70,980
Kennametal, Inc.	1,405	36,432
LB Foster Company, Class A (A)	298	6,088
Lincoln Electric Holdings, Inc.	959	184,147
Lindsay Corp.	190	23,682
Mayville Engineering Company, Inc. (A)	441	9,296
Miller Industries, Inc.	293	17,873
Mueller Industries, Inc.	1,871	138,641
Mueller Water Products, Inc., Class A	2,820	61,194
Nikola Corp. (A)(B)	582	2,666
NN, Inc. (A)	766	2,987
Nordson Corp.	829	217,720
Omega Flex, Inc.	199	9,934
Oshkosh Corp.	1,082	108,427
Otis Worldwide Corp.	6,783	705,025
PACCAR, Inc.	8,691	857,628
Parker-Hannifin Corp.	2,138	1,350,831
Park-Ohio Holdings Corp.	316	9,701
Proto Labs, Inc. (A)	501	14,714
RBC Bearings, Inc. (A)	491	146,996
REV Group, Inc.	1,120	31,427
Snap-on, Inc.	884	256,104
SPX Technologies, Inc. (A)	785	125,176
Standex International Corp.	223	40,760
Stanley Black & Decker, Inc.	2,585	284,686
Stratasys, Ltd. (A)	1,117	9,282
Symbotic, Inc. (A)(B)	1,371	33,439
Taylor Devices, Inc. (A)	18	899
Tennant Company	359	34,478
Terex Corp.	1,130	59,788
The Gorman-Rupp Company	562	21,890
The Greenbrier Companies, Inc.	566	28,804
The Manitowoc Company, Inc. (A)	748	7,196
The Middleby Corp. (A)	905	125,913
The Shyft Group, Inc.	664	8,333
The Timken Company	1,188	100,137
The Toro Company	1,763	152,905
Titan International, Inc. (A)	1,133	9,211
Trinity Industries, Inc.	1,368	47,661
Twin Disc, Inc.	152	1,898
Wabash National Corp.	849	16,292
Wabtec Corp.	2,897	526,588
Watts Water Technologies, Inc., Class A	461	95,515
Xylem, Inc.	4,082	551,192
		17,819,851
Marine transportation – 0.0%
Genco Shipping & Trading, Ltd.	637	12,422
Kirby Corp. (A)	1,003	122,797
Matson, Inc.	621	88,567
Pangaea Logistics Solutions, Ltd.	476	3,441
Star Bulk Carriers Corp.	634	15,019
Toro Corp. (A)	271	932
		243,178
Passenger airlines – 0.2%
Alaska Air Group, Inc. (A)	2,116	95,664
Allegiant Travel Company	324	17,839
American Airlines Group, Inc. (A)(B)	10,932	122,876
Blade Air Mobility, Inc. (A)	1,134	3,334
Delta Air Lines, Inc.	10,447	530,603
Frontier Group Holdings, Inc. (A)	3,250	17,388
JetBlue Airways Corp. (A)	5,782	37,930

277

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Passenger airlines (continued)
Joby Aviation, Inc. (A)(B)	11,868	$59,696
SkyWest, Inc. (A)	836	71,077
Southwest Airlines Company	10,070	298,374
Spirit Airlines, Inc. (B)	1,868	4,483
Sun Country Airlines Holdings, Inc. (A)	872	9,775
United Airlines Holdings, Inc. (A)	5,522	315,085
Wheels Up Experience, Inc. (A)(B)	11,885	28,762
		1,612,886
Professional services – 0.9%
Alight, Inc., Class A (A)	8,451	62,537
Amentum Holdings, Inc. (A)	2,125	68,531
Asure Software, Inc. (A)	323	2,923
Automatic Data Processing, Inc.	6,822	1,887,852
Barrett Business Services, Inc.	552	20,706
BlackSky Technology, Inc. (A)	287	1,360
Booz Allen Hamilton Holding Corp.	2,090	340,168
Broadridge Financial Solutions, Inc.	1,988	427,480
CACI International, Inc., Class A (A)	328	165,496
CBIZ, Inc. (A)	893	60,090
Concentrix Corp.	1,121	57,451
Conduent, Inc. (A)	3,930	15,838
CSG Systems International, Inc.	542	26,368
Dayforce, Inc. (A)	2,645	162,006
Dun & Bradstreet Holdings, Inc.	7,330	84,368
Equifax, Inc.	2,078	610,641
EXL Service Holdings, Inc. (A)	2,777	105,943
Exponent, Inc.	851	98,103
First Advantage Corp. (A)	2,345	46,548
FiscalNote Holdings, Inc. (A)	2,114	2,706
Forrester Research, Inc. (A)	350	6,304
Franklin Covey Company (A)	263	10,817
FTI Consulting, Inc. (A)	579	131,757
Genpact, Ltd.	3,018	118,336
Heidrick & Struggles International, Inc.	391	15,194
HireQuest, Inc.	172	2,436
Huron Consulting Group, Inc. (A)	355	38,589
IBEX Holdings, Ltd. (A)	196	3,916
ICF International, Inc.	314	52,372
Innodata, Inc. (A)	424	7,110
Insperity, Inc.	634	55,792
Jacobs Solutions, Inc.	2,125	278,163
KBR, Inc.	2,295	149,473
Kelly Services, Inc., Class A	696	14,901
Kforce, Inc.	374	22,982
Korn Ferry	900	67,716
Legalzoom.com, Inc. (A)	3,194	20,282
Leidos Holdings, Inc.	2,174	354,362
ManpowerGroup, Inc.	822	60,433
Maximus, Inc.	1,004	93,533
Mistras Group, Inc. (A)	754	8,573
NV5 Global, Inc. (A)	255	23,837
Parsons Corp. (A)	1,755	181,958
Paychex, Inc.	5,952	798,699
Paycom Software, Inc.	1,042	173,566
Paycor HCM, Inc. (A)	3,036	43,081
Paylocity Holding Corp. (A)	957	157,876
Planet Labs PBC (A)	4,332	9,660
RCM Technologies, Inc. (A)	72	1,460
Resources Connection, Inc.	615	5,966
Robert Half, Inc.	1,788	120,529
Science Applications International Corp.	890	123,950
Skillsoft Corp. (A)	127	1,969
Spire Global, Inc. (A)(B)	335	3,347
SS&C Technologies Holdings, Inc.	4,176	309,901
Sterling Check Corp. (A)	1,592	26,618
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
TaskUS, Inc., Class A (A)	505	$6,525
TransUnion	3,282	343,625
TriNet Group, Inc.	624	60,509
TrueBlue, Inc. (A)	614	4,844
TTEC Holdings, Inc.	804	4,719
Upwork, Inc. (A)	2,231	23,314
Verisk Analytics, Inc.	2,380	637,745
Verra Mobility Corp. (A)	2,810	78,146
Willdan Group, Inc. (A)	264	10,811
		8,912,811
Trading companies and distributors – 0.5%
Air Lease Corp.	1,811	82,020
Alta Equipment Group, Inc.	454	3,060
Applied Industrial Technologies, Inc.	639	142,580
Beacon Roofing Supply, Inc. (A)	1,079	93,258
BlueLinx Holdings, Inc. (A)	134	14,126
Boise Cascade Company	652	91,919
Core & Main, Inc., Class A (A)	2,900	128,760
Custom Truck One Source, Inc. (A)	4,215	14,542
Distribution Solutions Group, Inc. (A)	680	26,187
DNOW, Inc. (A)	1,992	25,757
DXP Enterprises, Inc. (A)	379	20,223
EVI Industries, Inc.	239	4,620
Fastenal Company	9,660	689,917
Ferguson Enterprises, Inc.	3,371	669,379
GATX Corp.	582	77,086
Global Industrial, Inc.	669	22,726
GMS, Inc. (A)	735	66,569
H&E Equipment Services, Inc.	629	30,620
Herc Holdings, Inc.	492	78,440
Hudson Technologies, Inc. (A)	715	5,963
Karat Packaging, Inc.	258	6,680
McGrath RentCorp	425	44,744
MRC Global, Inc. (A)	1,509	19,225
MSC Industrial Direct Company, Inc., Class A	752	64,717
Rush Enterprises, Inc., Class A	1,090	57,585
SiteOne Landscape Supply, Inc. (A)	766	115,597
Titan Machinery, Inc. (A)	402	5,600
Transcat, Inc. (A)	141	17,029
United Rentals, Inc.	1,129	914,185
W.W. Grainger, Inc.	829	861,173
Watsco, Inc.	566	278,404
WESCO International, Inc.	863	144,967
Willis Lease Finance Corp.	61	9,077
Xometry, Inc., Class A (A)	762	13,998
		4,840,733
		94,102,658
Information technology – 28.0%
Communications equipment – 0.8%
ADTRAN Holdings, Inc. (A)	1,285	7,620
Applied Optoelectronics, Inc. (A)	584	8,357
Arista Networks, Inc. (A)	5,249	2,014,671
Aviat Networks, Inc. (A)	149	3,223
Calix, Inc. (A)	1,129	43,794
Cambium Networks Corp. (A)	513	939
Ciena Corp. (A)	2,533	156,007
Cisco Systems, Inc.	67,736	3,604,910
Clearfield, Inc. (A)	255	9,935
CommScope Holding Company, Inc. (A)	3,622	22,130
Comtech Telecommunications Corp. (A)	548	2,636
Digi International, Inc. (A)	613	16,876
DZS, Inc. (A)	566	357
Extreme Networks, Inc. (A)	2,202	33,096

278

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
F5, Inc. (A)	1,000	$220,200
Harmonic, Inc. (A)	1,878	27,362
Infinera Corp. (A)(B)	3,747	25,292
Inseego Corp. (A)	196	3,201
Juniper Networks, Inc.	5,405	210,687
KVH Industries, Inc. (A)	504	2,434
Lantronix, Inc. (A)	468	1,928
Lumentum Holdings, Inc. (A)	1,134	71,873
Motorola Solutions, Inc.	2,783	1,251,320
NETGEAR, Inc. (A)	540	10,832
NetScout Systems, Inc. (A)	1,212	26,361
Powerwave Technologies, Inc. (A)(C)	912	0
Ribbon Communications, Inc. (A)	2,627	8,538
Ubiquiti, Inc.	1,039	230,367
Viasat, Inc. (A)	2,126	25,384
Viavi Solutions, Inc. (A)	3,860	34,817
		8,075,147
Electronic equipment, instruments and components – 0.7%
908 Devices, Inc. (A)	530	1,839
Advanced Energy Industries, Inc.	629	66,196
Airgain, Inc. (A)	137	1,033
Amphenol Corp., Class A	19,888	1,295,902
Arlo Technologies, Inc. (A)	1,497	18,129
Arrow Electronics, Inc. (A)	776	103,076
Avnet, Inc.	1,539	83,583
Badger Meter, Inc.	495	108,113
Bel Fuse, Inc., Class B	224	17,586
Belden, Inc.	729	85,388
Benchmark Electronics, Inc.	648	28,719
CDW Corp.	2,202	498,313
Climb Global Solutions, Inc.	42	4,181
Coda Octopus Group, Inc. (A)	29	210
Cognex Corp.	2,950	119,475
Coherent Corp. (A)	2,571	228,588
Corning, Inc.	14,476	653,591
Crane NXT Company	950	53,295
CTS Corp.	560	27,093
Daktronics, Inc. (A)	1,093	14,111
ePlus, Inc. (A)	432	42,483
Evolv Technologies Holdings, Inc. (A)	2,541	10,291
Fabrinet (A)	610	144,228
FARO Technologies, Inc. (A)	367	7,024
Flex, Ltd. (A)	6,579	219,936
Identiv, Inc. (A)	347	1,225
Insight Enterprises, Inc. (A)	419	90,248
IPG Photonics Corp. (A)	805	59,828
Iteris, Inc. (A)	1,032	7,368
Itron, Inc. (A)	770	82,244
Jabil, Inc.	2,007	240,499
Keysight Technologies, Inc. (A)	2,864	455,176
Kimball Electronics, Inc. (A)	462	8,552
Knowles Corp. (A)	1,589	28,650
Lightwave Logic, Inc. (A)(B)	1,967	5,429
Littelfuse, Inc.	421	111,670
Luna Innovations, Inc. (A)	456	1,072
Methode Electronics, Inc.	649	7,762
MicroVision, Inc. (A)(B)	3,204	3,653
Mirion Technologies, Inc. (A)	3,640	40,295
Napco Security Technologies, Inc.	650	26,299
nLight, Inc. (A)	848	9,065
Novanta, Inc. (A)	607	108,604
OSI Systems, Inc. (A)	287	43,575
Ouster, Inc. (A)	660	4,158
PAR Technology Corp. (A)	434	22,603
PC Connection, Inc.	492	37,112
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Plexus Corp. (A)	455	$62,203
Powerfleet, Inc. (A)	439	2,195
Richardson Electronics, Ltd.	108	1,333
Rogers Corp. (A)	321	36,276
Sanmina Corp. (A)	959	65,644
ScanSource, Inc. (A)	460	22,094
SmartRent, Inc. (A)	3,338	5,775
TD SYNNEX Corp.	1,340	160,907
Teledyne Technologies, Inc. (A)	803	351,441
Trimble, Inc. (A)	4,230	262,641
TTM Technologies, Inc. (A)	1,778	32,449
Vishay Intertechnology, Inc.	2,037	38,520
Vishay Precision Group, Inc. (A)	247	6,397
Vontier Corp.	2,588	87,319
Vuzix Corp. (A)(B)	1,189	1,391
Wrap Technologies, Inc. (A)	659	989
Zebra Technologies Corp., Class A (A)	874	323,660
		6,688,704
IT services – 1.2%
Accenture PLC, Class A	10,474	3,702,350
Akamai Technologies, Inc. (A)	2,561	258,533
Amdocs, Ltd.	2,016	176,360
Applied Digital Corp. (A)(B)	1,755	14,479
ASGN, Inc. (A)	823	76,728
Backblaze, Inc., Class A (A)	563	3,598
BigBear.ai Holdings, Inc. (A)(B)	2,589	3,780
BigCommerce Holdings, Inc., Series 1 (A)	1,209	7,073
Brightcove, Inc. (A)	902	1,948
Cloudflare, Inc., Class A (A)	4,963	401,457
Cognizant Technology Solutions Corp., Class A	8,293	640,054
Couchbase, Inc. (A)	763	12,300
CSP, Inc.	130	1,689
DigitalOcean Holdings, Inc. (A)	1,622	65,513
DXC Technology Company (A)	3,794	78,726
EPAM Systems, Inc. (A)	984	195,846
Fastly, Inc., Class A (A)	2,166	16,397
Gartner, Inc. (A)	1,295	656,254
GoDaddy, Inc., Class A (A)	2,321	363,886
Grid Dynamics Holdings, Inc. (A)	1,255	17,570
IBM Corp.	15,331	3,389,377
Information Services Group, Inc.	1,038	3,425
Kyndryl Holdings, Inc. (A)	3,854	88,565
MongoDB, Inc. (A)	1,197	323,609
Okta, Inc. (A)	2,662	197,893
Perficient, Inc. (A)	584	44,080
Rackspace Technology, Inc. (A)	3,608	8,840
Snowflake, Inc., Class A (A)	5,592	642,297
Squarespace, Inc., Class A (A)	1,525	70,806
The Hackett Group, Inc.	589	15,473
Twilio, Inc., Class A (A)	3,077	200,682
Unisys Corp. (A)	1,317	7,481
VeriSign, Inc. (A)	1,654	314,194
		12,001,263
Semiconductors and semiconductor equipment – 9.3%
ACM Research, Inc., Class A (A)	1,003	20,361
Advanced Micro Devices, Inc. (A)	26,935	4,419,495
Aehr Test Systems (A)	494	6,348
Allegro MicroSystems, Inc. (A)	3,281	76,447
Alpha & Omega Semiconductor, Ltd. (A)	487	18,077
Ambarella, Inc. (A)	688	38,807
Amkor Technology, Inc.	4,139	126,653
Amtech Systems, Inc. (A)	277	1,607

279

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Analog Devices, Inc.	8,330	$1,917,316
Applied Materials, Inc.	13,885	2,805,464
Atomera, Inc. (A)	405	1,065
Axcelis Technologies, Inc. (A)	552	57,877
AXT, Inc. (A)	574	1,389
Broadcom, Inc.	78,270	13,501,575
CEVA, Inc. (A)	442	10,674
Cirrus Logic, Inc. (A)	928	115,267
Cohu, Inc. (A)	842	21,639
Credo Technology Group Holding, Ltd. (A)	2,536	78,109
CVD Equipment Corp. (A)	64	212
Diodes, Inc. (A)	785	50,311
Enphase Energy, Inc. (A)	2,321	262,319
Entegris, Inc.	2,550	286,952
Everspin Technologies, Inc. (A)	159	938
First Solar, Inc. (A)	1,815	452,734
FormFactor, Inc. (A)	1,299	59,754
GlobalFoundries, Inc. (A)	9,311	374,768
GSI Technology, Inc. (A)	338	1,031
Ichor Holdings, Ltd. (A)	463	14,728
Impinj, Inc. (A)	455	98,517
Indie Semiconductor, Inc., Class A (A)	2,748	10,965
Intel Corp.	70,206	1,647,033
inTEST Corp. (A)	104	759
KLA Corp.	2,280	1,765,655
Kopin Corp. (A)	1,752	1,279
Kulicke & Soffa Industries, Inc.	961	43,370
Lam Research Corp.	2,192	1,788,847
Lattice Semiconductor Corp. (A)	2,351	124,768
MACOM Technology Solutions Holdings, Inc. (A)	1,196	133,067
Magnachip Semiconductor Corp. (A)	627	2,928
Marvell Technology, Inc.	14,208	1,024,681
MaxLinear, Inc. (A)	1,385	20,055
Microchip Technology, Inc.	9,028	724,858
Micron Technology, Inc.	18,296	1,897,478
MKS Instruments, Inc.	1,135	123,386
Monolithic Power Systems, Inc.	810	748,845
Navitas Semiconductor Corp. (A)	2,958	7,247
NVE Corp.	86	6,869
NVIDIA Corp.	417,450	50,695,128
ON Semiconductor Corp. (A)	6,926	502,897
Onto Innovation, Inc. (A)	832	172,690
PDF Solutions, Inc. (A)	654	20,719
Photronics, Inc. (A)	1,065	26,369
Pixelworks, Inc. (A)	874	621
Power Integrations, Inc.	962	61,683
Qorvo, Inc. (A)	1,479	152,781
Qualcomm, Inc.	18,733	3,185,547
QuickLogic Corp. (A)	132	1,012
Rambus, Inc. (A)	1,835	77,474
Rigetti Computing, Inc. (A)(B)	2,396	1,876
Semtech Corp. (A)	1,087	49,632
Silicon Laboratories, Inc. (A)	544	62,870
SiTime Corp. (A)	381	65,345
SkyWater Technology, Inc. (A)	735	6,674
Skyworks Solutions, Inc.	2,523	249,197
SMART Global Holdings, Inc. (A)	881	18,457
Synaptics, Inc. (A)	661	51,280
Teradyne, Inc.	2,355	315,405
Texas Instruments, Inc.	15,236	3,147,301
Ultra Clean Holdings, Inc. (A)	780	31,145
Universal Display Corp.	802	168,340
Veeco Instruments, Inc. (A)	900	29,817
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Wolfspeed, Inc. (A)	2,162	$20,971
		94,007,755
Software – 9.7%
8x8, Inc. (A)	2,080	4,243
A10 Networks, Inc.	1,300	18,772
ACI Worldwide, Inc. (A)	1,879	95,641
Adeia, Inc.	1,869	22,260
Adobe, Inc. (A)	7,530	3,898,883
Agilysys, Inc. (A)	425	46,312
Alarm.com Holdings, Inc. (A)	841	45,977
Alkami Technology, Inc. (A)	1,556	49,076
Altair Engineering, Inc., Class A (A)	910	86,914
American Software, Inc., Class A	618	6,915
Amplitude, Inc., Class A (A)	1,391	12,477
ANSYS, Inc. (A)	1,474	469,661
Appfolio, Inc., Class A (A)	355	83,567
Appian Corp., Class A (A)	717	24,478
AppLovin Corp., Class A (A)	4,487	585,778
Arteris, Inc. (A)	576	4,447
Asana, Inc., Class A (A)	2,243	25,996
Aspen Technology, Inc. (A)	1,088	259,836
Atlassian Corp., Class A (A)	2,577	409,253
AudioEye, Inc. (A)(B)	147	3,359
Aurora Innovation, Inc. (A)	18,480	109,402
AuthID, Inc. (A)	129	811
Autodesk, Inc. (A)	3,557	979,882
AvePoint, Inc. (A)	3,049	35,887
Bentley Systems, Inc., Class B	4,826	245,209
BILL Holdings, Inc. (A)	1,823	96,181
Bit Digital, Inc. (A)(B)	1,535	5,388
Blackbaud, Inc. (A)	900	76,212
Blackline, Inc. (A)	1,030	56,794
Blend Labs, Inc., Class A (A)	3,935	14,756
Box, Inc., Class A (A)	2,429	79,501
Braze, Inc., Class A (A)	1,080	34,927
c3.ai, Inc., Class A (A)	1,947	47,176
Cadence Design Systems, Inc. (A)	4,550	1,233,187
CCC Intelligent Solutions Holdings, Inc. (A)	10,345	114,312
Cerence, Inc. (A)	696	2,192
Cipher Mining, Inc. (A)	4,348	16,827
CleanSpark, Inc. (A)	3,557	33,222
Clear Secure, Inc., Class A	1,499	49,677
Clearwater Analytics Holdings, Inc., Class A (A)	1,529	38,607
CommVault Systems, Inc. (A)	745	114,618
Confluent, Inc., Class A (A)	3,631	74,000
Consensus Cloud Solutions, Inc. (A)	308	7,253
CoreCard Corp. (A)	182	2,643
Crowdstrike Holdings, Inc., Class A (A)	3,833	1,075,042
CS Disco, Inc. (A)	961	5,651
CXApp, Inc. (A)	207	348
Daily Journal Corp. (A)	14	6,861
Datadog, Inc., Class A (A)	5,077	584,160
Dave, Inc. (A)	165	6,593
Digimarc Corp. (A)	324	8,709
Digital Turbine, Inc. (A)	1,732	5,317
DocuSign, Inc. (A)	3,435	213,279
Dolby Laboratories, Inc., Class A	1,000	76,530
Domo, Inc., Class B (A)	570	4,281
DoubleVerify Holdings, Inc. (A)	2,881	48,516
Dropbox, Inc., Class A (A)	4,461	113,443
Dynatrace, Inc. (A)	5,163	276,066
E2open Parent Holdings, Inc. (A)	5,332	23,514
eGain Corp. (A)	659	3,361

280

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Elastic NV (A)	1,666	$127,882
Enfusion, Inc., Class A (A)	1,414	13,419
Envestnet, Inc. (A)	921	57,673
EverCommerce, Inc. (A)	1,958	20,285
Expensify, Inc., Class A (A)	1,117	2,189
Fair Isaac Corp. (A)	406	789,069
Five9, Inc. (A)	1,233	35,424
Fortinet, Inc. (A)	12,625	979,069
Freshworks, Inc., Class A (A)	3,246	37,264
Gen Digital, Inc.	10,808	296,463
Gitlab, Inc., Class A (A)	1,766	91,020
Guidewire Software, Inc. (A)	1,370	250,628
HashiCorp, Inc., Class A (A)	1,884	63,792
HubSpot, Inc. (A)	848	450,797
Hut 8 Corp. (A)	1,659	20,339
Informatica, Inc., Class A (A)	4,114	104,002
Intapp, Inc. (A)	1,174	56,152
InterDigital, Inc.	505	71,523
Intuit, Inc.	4,691	2,913,111
Jamf Holding Corp. (A)	2,133	37,008
JFrog, Ltd. (A)	1,748	50,762
Kaltura, Inc. (A)(B)	1,831	2,490
Klaviyo, Inc., Class A (A)	707	25,014
LiveRamp Holdings, Inc. (A)	1,144	28,348
Manhattan Associates, Inc. (A)	1,045	294,042
MARA Holdings, Inc. (A)(B)	4,612	74,807
Matterport, Inc. (A)	5,336	24,012
MeridianLink, Inc. (A)	1,335	27,461
Microsoft Corp.	124,148	53,420,884
MicroStrategy, Inc., Class A (A)	2,460	414,756
Mitek Systems, Inc. (A)	858	7,439
N-able, Inc. (A)	3,105	40,551
NCino, Inc. (A)	1,925	60,811
NCR Voyix Corp. (A)	2,337	31,713
NextNav, Inc. (A)	1,876	14,051
Nutanix, Inc., Class A (A)	3,978	235,697
Olo, Inc., Class A (A)	1,891	9,379
ON24, Inc. (A)	546	3,342
OneSpan, Inc. (A)	743	12,386
Ooma, Inc. (A)	477	5,433
Oracle Corp.	45,908	7,822,723
PagerDuty, Inc. (A)	1,555	28,845
Palantir Technologies, Inc., Class A (A)	34,727	1,291,844
Palo Alto Networks, Inc. (A)	5,304	1,812,907
Pegasystems, Inc.	1,415	103,422
Porch Group, Inc. (A)	1,620	2,487
PowerSchool Holdings, Inc., Class A (A)	2,765	63,070
Procore Technologies, Inc. (A)	2,420	149,362
Progress Software Corp.	725	48,843
PROS Holdings, Inc. (A)	783	14,501
PTC, Inc. (A)	2,011	363,307
Q2 Holdings, Inc. (A)	981	78,254
Qualys, Inc. (A)	614	78,874
Rapid7, Inc. (A)	1,032	41,166
Red Violet, Inc. (A)	179	5,093
Rekor Systems, Inc. (A)	1,043	1,231
ReposiTrak, Inc.	166	3,066
Rimini Street, Inc. (A)	1,519	2,810
RingCentral, Inc., Class A (A)	1,429	45,199
Riot Platforms, Inc. (A)	5,089	37,760
Roper Technologies, Inc.	1,780	990,463
Salesforce, Inc.	16,191	4,431,639
Samsara, Inc., Class A (A)	2,853	137,286
SecureWorks Corp., Class A (A)	542	4,797
SEMrush Holdings, Inc., Class A (A)	2,009	31,561
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
SentinelOne, Inc., Class A (A)	4,111	$98,335
ServiceNow, Inc. (A)	3,417	3,056,131
Smartsheet, Inc., Class A (A)	2,267	125,501
SolarWinds Corp.	2,802	36,566
SoundHound AI, Inc., Class A (A)(B)	3,460	16,124
SoundThinking, Inc. (A)	239	2,770
Sprinklr, Inc., Class A (A)	2,310	17,856
Sprout Social, Inc., Class A (A)	816	23,721
SPS Commerce, Inc. (A)	618	119,997
Stronghold Digital Mining, Inc., Class A (A)	130	657
Synopsys, Inc. (A)	2,550	1,291,295
Telos Corp. (A)	1,120	4,021
Tenable Holdings, Inc. (A)	1,968	79,743
Teradata Corp. (A)	1,675	50,820
TeraWulf, Inc. (A)	4,043	18,921
Tyler Technologies, Inc. (A)	715	417,360
UiPath, Inc., Class A (A)	8,122	103,962
Unity Software, Inc. (A)	6,529	147,686
Upland Software, Inc. (A)	553	1,377
Varonis Systems, Inc. (A)	1,852	104,638
Verint Systems, Inc. (A)	1,108	28,066
Veritone, Inc. (A)	682	2,448
Vertex, Inc., Class A (A)	940	36,199
Viant Technology, Inc., Class A (A)	614	6,797
Weave Communications, Inc. (A)	1,088	13,926
Workday, Inc., Class A (A)	3,511	858,124
Workiva, Inc. (A)	847	67,015
Xperi, Inc. (A)	833	7,697
Yext, Inc. (A)	2,165	14,982
Zeta Global Holdings Corp., Class A (A)	3,081	91,906
Zoom Video Communications, Inc., Class A (A)	4,280	298,487
Zscaler, Inc. (A)	2,474	422,906
Zuora, Inc., Class A (A)	2,245	19,352
		98,450,563
Technology hardware, storage and peripherals – 6.3%
Apple, Inc.	257,884	60,086,937
AstroNova, Inc. (A)	1,034	13,918
CompoSecure, Inc., Class A	111	1,556
Corsair Gaming, Inc. (A)	1,717	11,950
CPI Card Group, Inc. (A)	174	4,842
Dell Technologies, Inc., Class C	4,286	508,062
Diebold Nixdorf, Inc. (A)	570	25,456
Eastman Kodak Company (A)	974	4,597
Hewlett Packard Enterprise Company	21,796	445,946
HP, Inc.	16,093	577,256
Immersion Corp.	731	6,521
Intevac, Inc. (A)	711	2,417
IonQ, Inc. (A)(B)	3,452	30,170
NetApp, Inc.	3,522	435,002
One Stop Systems, Inc. (A)	311	743
Pure Storage, Inc., Class A (A)	5,214	261,951
Seagate Technology Holdings PLC	3,505	383,903
Super Micro Computer, Inc. (A)	922	383,921
TransAct Technologies, Inc. (A)	27	131
Turtle Beach Corp. (A)	214	3,283
Western Digital Corp. (A)	5,462	373,000
Xerox Holdings Corp.	2,572	26,697
		63,588,259
		282,811,691
Materials – 2.6%
Chemicals – 1.5%
AdvanSix, Inc.	524	15,919

281

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Air Products & Chemicals, Inc.	3,773	$1,123,373
Albemarle Corp.	2,004	189,799
Alto Ingredients, Inc. (A)	1,282	2,064
American Vanguard Corp.	632	3,350
Arcadium Lithium PLC (A)	18,424	52,508
Arq, Inc. (A)	447	2,624
Ashland, Inc.	880	76,534
Aspen Aerogels, Inc. (A)	1,192	33,006
Avient Corp.	1,554	78,197
Axalta Coating Systems, Ltd. (A)	3,722	134,699
Balchem Corp.	540	95,040
Cabot Corp.	754	84,275
Celanese Corp.	1,836	249,623
CF Industries Holdings, Inc.	3,051	261,776
Core Molding Technologies, Inc. (A)	65	1,119
Corteva, Inc.	11,375	668,736
CVR Nitrogen LP (A)(C)	1,086	195
Dow, Inc.	11,851	647,420
DuPont de Nemours, Inc.	6,734	600,067
Eastman Chemical Company	1,972	220,765
Ecolab, Inc.	4,737	1,209,498
Ecovyst, Inc. (A)	2,468	16,906
Element Solutions, Inc.	3,916	106,359
Flotek Industries, Inc. (A)	471	2,346
FMC Corp.	2,131	140,518
Ginkgo Bioworks Holdings, Inc. (A)(B)	692	5,640
Hawkins, Inc.	415	52,900
HB Fuller Company	899	71,363
Huntsman Corp.	3,124	75,601
Ingevity Corp. (A)	659	25,701
Innospec, Inc.	400	45,236
International Flavors & Fragrances, Inc.	4,346	456,026
Intrepid Potash, Inc. (A)	189	4,536
Koppers Holdings, Inc.	390	14,247
Kronos Worldwide, Inc.	1,678	20,891
Linde PLC	8,113	3,868,765
LSB Industries, Inc. (A)	1,275	10,251
LyondellBasell Industries NV, Class A	5,442	521,888
Mativ Holdings, Inc.	986	16,752
Minerals Technologies, Inc.	519	40,082
NewMarket Corp.	129	71,194
Northern Technologies International Corp.	1,360	16,714
Novusterra, Inc. (A)(C)	88	0
Olin Corp.	1,703	81,710
PPG Industries, Inc.	3,876	513,415
PureCycle Technologies, Inc. (A)(B)	2,836	26,942
Quaker Chemical Corp.	311	52,400
Rayonier Advanced Materials, Inc. (A)	1,194	10,221
RPM International, Inc.	2,176	263,296
Sensient Technologies Corp.	716	57,438
Stepan Company	363	28,042
The Chemours Company	2,472	50,231
The Mosaic Company	5,056	135,400
The Scotts Miracle-Gro Company	940	81,498
The Sherwin-Williams Company	4,306	1,643,471
Trinseo PLC	546	2,790
Tronox Holdings PLC	2,583	37,789
Valhi, Inc.	518	17,286
Westlake Chemical Partners LP	369	8,269
Westlake Corp.	2,161	324,777
		14,669,478
Construction materials – 0.3%
CRH PLC	11,516	1,067,994
Eagle Materials, Inc.	533	153,317
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction materials (continued)
Knife River Corp. (A)	933	$83,401
Martin Marietta Materials, Inc.	1,041	560,318
Summit Materials, Inc., Class A (A)	2,073	80,909
United States Lime & Minerals, Inc.	570	55,666
Vulcan Materials Company	2,256	564,970
		2,566,575
Containers and packaging – 0.2%
AptarGroup, Inc.	965	154,583
Avery Dennison Corp.	1,362	300,675
Ball Corp.	5,350	363,319
Berry Global Group, Inc.	1,954	132,833
Crown Holdings, Inc.	2,047	196,266
Graphic Packaging Holding Company	5,178	153,217
Greif, Inc., Class A	508	31,831
International Paper Company	5,838	285,186
Myers Industries, Inc.	710	9,812
O-I Glass, Inc. (A)	2,587	33,941
Packaging Corp. of America	1,420	305,868
Pactiv Evergreen, Inc.	2,903	33,414
Ranpak Holdings Corp. (A)	1,290	8,424
Sealed Air Corp.	2,439	88,536
Silgan Holdings, Inc.	1,867	98,018
Smurfit WestRock PLC	4,347	214,829
Sonoco Products Company	1,604	87,627
TriMas Corp.	806	20,577
		2,518,956
Metals and mining – 0.6%
5E Advanced Materials, Inc. (A)	910	491
Alcoa Corp.	3,047	117,553
Alpha Metallurgical Resources, Inc.	229	54,085
Arch Resources, Inc.	298	41,172
ATI, Inc. (A)	2,184	146,131
Atlas Lithium Corp. (A)	231	1,571
Carpenter Technology Corp.	853	136,122
Century Aluminum Company (A)	1,672	27,137
Cleveland-Cliffs, Inc. (A)	8,622	110,103
Coeur Mining, Inc. (A)	5,923	40,750
Commercial Metals Company	1,950	107,172
Compass Minerals International, Inc.	681	8,186
Contango ORE, Inc. (A)	161	3,101
Dakota Gold Corp. (A)	1,394	3,290
Freeport-McMoRan, Inc.	23,788	1,187,497
Friedman Industries, Inc.	48	769
Gatos Silver, Inc. (A)	1,095	16,513
Haynes International, Inc.	261	15,540
Hecla Mining Company	10,616	70,809
Hycroft Mining Holding Corp. (A)	359	898
Kaiser Aluminum Corp.	289	20,958
Lifezone Metals, Ltd. (A)	2,287	16,009
Materion Corp.	365	40,829
Metallus, Inc. (A)	841	12,472
MP Materials Corp. (A)(B)	3,098	54,680
Newmont Corp.	19,650	1,050,293
NioCorp Developments, Ltd. (A)	588	1,282
Nucor Corp.	4,019	604,216
Olympic Steel, Inc.	262	10,218
Pan American Silver Corp., CVR (A)	7,232	3,074
Piedmont Lithium, Inc. (A)	306	2,733
Radius Recycling, Inc.	532	9,863
Ramaco Resources, Inc. (A)	712	8,330
Ramaco Resources, Inc., Class B	134	1,442
Reliance, Inc.	931	269,255
Royal Gold, Inc.	1,113	156,154
Ryerson Holding Corp.	653	13,001
Southern Copper Corp.	13,017	1,505,676

282

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Steel Dynamics, Inc.	2,638	$332,599
SunCoke Energy, Inc.	1,558	13,523
Tredegar Corp. (A)	821	5,985
U.S. Steel Corp.	3,744	132,276
Universal Stainless & Alloy Products, Inc. (A)	39	1,507
US Gold Corp. (A)	143	831
Warrior Met Coal, Inc.	859	54,890
Worthington Steel, Inc.	824	28,024
		6,439,010
Paper and forest products – 0.0%
Clearwater Paper Corp. (A)	317	9,047
Glatfelter Corp. (A)	999	1,798
Louisiana-Pacific Corp.	1,224	131,531
Mercer International, Inc.	1,093	7,400
Sylvamo Corp.	693	59,494
		209,270
		26,403,289
Real estate – 2.6%
Diversified REITs – 0.0%
Alexander & Baldwin, Inc.	1,411	27,091
American Assets Trust, Inc.	1,151	30,755
Armada Hoffler Properties, Inc.	1,229	13,310
Broadstone Net Lease, Inc.	2,771	52,510
Empire State Realty Trust, Inc., Class A	2,981	33,029
Essential Properties Realty Trust, Inc.	2,477	84,590
Gladstone Commercial Corp.	793	12,878
Global Net Lease, Inc.	3,529	29,714
Modiv Industrial, Inc.	1,085	18,228
NexPoint Diversified Real Estate Trust	645	4,031
One Liberty Properties, Inc.	547	15,064
WP Carey, Inc.	3,602	224,405
		545,605
Health care REITs – 0.3%
Alexandria Real Estate Equities, Inc.	2,930	347,938
CareTrust REIT, Inc.	1,867	57,616
Community Healthcare Trust, Inc.	472	8,567
Diversified Healthcare Trust	4,438	18,595
Global Medical REIT, Inc.	854	8,463
Healthcare Realty Trust, Inc.	6,470	117,431
Healthpeak Properties, Inc.	5,505	125,899
LTC Properties, Inc.	749	27,481
Medical Properties Trust, Inc.	10,085	58,997
National Health Investors, Inc.	787	66,155
Omega Healthcare Investors, Inc.	4,097	166,748
Sabra Health Care REIT, Inc.	4,102	76,338
Universal Health Realty Income Trust	293	13,405
Ventas, Inc.	6,814	436,982
Welltower, Inc.	9,326	1,194,008
		2,724,623
Hotel and resort REITs – 0.1%
Apple Hospitality REIT, Inc.	3,995	59,326
Ashford Hospitality Trust, Inc. (A)	444	332
Braemar Hotels & Resorts, Inc.	978	3,022
Chatham Lodging Trust	1,043	8,886
DiamondRock Hospitality Company	3,725	32,519
Host Hotels & Resorts, Inc.	11,922	209,827
Park Hotels & Resorts, Inc.	3,834	54,059
Pebblebrook Hotel Trust	2,310	30,561
RLJ Lodging Trust	2,896	26,585
Ryman Hospitality Properties, Inc.	987	105,846
Service Properties Trust	3,030	13,817
Summit Hotel Properties, Inc.	4,939	33,882
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotel and resort REITs (continued)
Sunstone Hotel Investors, Inc.	3,688	$38,060
Xenia Hotels & Resorts, Inc.	2,067	30,530
		647,252
Industrial REITs – 0.3%
Americold Realty Trust, Inc.	4,591	129,788
EastGroup Properties, Inc.	762	142,357
First Industrial Realty Trust, Inc.	2,253	126,123
Industrial Logistics Properties Trust	1,490	7,092
Innovative Industrial Properties, Inc.	457	61,512
LXP Industrial Trust	4,958	49,828
Plymouth Industrial REIT, Inc.	501	11,323
Prologis, Inc.	15,274	1,928,801
Rexford Industrial Realty, Inc.	3,530	177,594
STAG Industrial, Inc.	2,912	113,830
Terreno Realty Corp.	1,421	94,965
		2,843,213
Office REITs – 0.1%
Brandywine Realty Trust	3,382	18,398
BXP, Inc.	2,610	210,001
COPT Defense Properties	2,009	60,933
Cousins Properties, Inc.	2,664	78,535
Douglas Emmett, Inc.	2,995	52,622
Easterly Government Properties, Inc.	1,561	21,198
Equity Commonwealth (A)	1,849	36,795
Franklin Street Properties Corp.	2,261	4,002
Highwoods Properties, Inc.	1,854	62,128
Hudson Pacific Properties, Inc.	2,615	12,500
JBG SMITH Properties	2,054	35,904
Kilroy Realty Corp.	2,018	78,097
NET Lease Office Properties	222	6,798
New York REIT Liquidating LLC (A)(C)	457	2,746
Office Properties Income Trust	1,104	2,407
Orion Office REIT, Inc.	983	3,932
Paramount Group, Inc.	4,071	20,029
Peakstone Realty Trust	700	9,541
Piedmont Office Realty Trust, Inc., Class A	2,477	25,018
SL Green Realty Corp.	1,037	72,186
Vornado Realty Trust	3,256	128,286
		942,056
Real estate management and development – 0.2%
Anywhere Real Estate, Inc. (A)	1,793	9,108
CBRE Group, Inc., Class A (A)	5,067	630,740
Compass, Inc., Class A (A)	7,930	48,452
CoStar Group, Inc. (A)	6,941	523,629
DigitalBridge Group, Inc.	2,720	38,434
Douglas Elliman, Inc. (A)	1,475	2,699
eXp World Holdings, Inc. (B)	2,650	37,339
Fathom Holdings, Inc. (A)	361	935
Forestar Group, Inc. (A)	999	32,338
FRP Holdings, Inc. (A)	452	13,497
Howard Hughes Holdings, Inc. (A)	851	65,893
Jones Lang LaSalle, Inc. (A)	802	216,388
Kennedy-Wilson Holdings, Inc.	2,252	24,885
LuxUrban Hotels, Inc. (A)	537	45
Marcus & Millichap, Inc.	708	28,058
Maui Land & Pineapple Company, Inc. (A)	251	5,635
Newmark Group, Inc., Class A	2,923	45,394
Offerpad Solutions, Inc. (A)(B)	456	1,851
Opendoor Technologies, Inc. (A)	11,190	22,380
RE/MAX Holdings, Inc., Class A (A)	374	4,656
Redfin Corp. (A)	1,922	24,083
Seaport Entertainment Group, Inc. (A)	94	2,577

283

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Seritage Growth Properties, Class A (A)	866	$4,027
Star Holdings (A)	189	2,616
Stratus Properties, Inc. (A)	114	2,963
Tejon Ranch Company (A)	577	10,126
The RMR Group, Inc., Class A	311	7,893
The St. Joe Company	1,041	60,701
Zillow Group, Inc., Class A (A)	240	14,863
Zillow Group, Inc., Class C (A)	3,624	231,392
		2,113,597
Residential REITs – 0.3%
American Homes 4 Rent, Class A	6,153	236,214
Apartment Investment and Management Company, Class A (A)	2,711	24,507
AvalonBay Communities, Inc.	2,406	541,952
Bluerock Homes Trust, Inc.	85	1,271
BRT Apartments Corp.	385	6,768
Camden Property Trust	1,800	222,354
Centerspace	226	15,926
Elme Communities	1,645	28,936
Equity LifeStyle Properties, Inc.	3,171	226,219
Equity Residential	6,415	477,661
Essex Property Trust, Inc.	1,080	319,054
Independence Realty Trust, Inc.	3,712	76,096
Invitation Homes, Inc.	10,387	366,246
Mid-America Apartment Communities, Inc.	1,970	313,033
NexPoint Residential Trust, Inc.	1,049	46,166
Sun Communities, Inc.	2,124	287,059
UDR, Inc.	5,550	251,637
UMH Properties, Inc.	958	18,844
Veris Residential, Inc.	1,641	29,308
		3,489,251
Retail REITs – 0.3%
Acadia Realty Trust	1,812	42,546
Agree Realty Corp.	1,590	119,775
Alexander's, Inc.	105	25,448
Brixmor Property Group, Inc.	5,029	140,108
CBL & Associates Properties, Inc.	353	8,896
Federal Realty Investment Trust	1,354	155,669
Getty Realty Corp.	881	28,025
InvenTrust Properties Corp.	993	28,171
Kimco Realty Corp.	11,297	262,316
Kite Realty Group Trust	3,726	98,963
NETSTREIT Corp.	852	14,084
NNN REIT, Inc.	3,009	145,906
Phillips Edison & Company, Inc.	1,954	73,685
Realty Income Corp.	13,892	881,031
Regency Centers Corp.	3,078	222,324
Retail Opportunity Investments Corp.	2,320	36,494
Saul Centers, Inc.	490	20,560
Simon Property Group, Inc.	5,405	913,553
SITE Centers Corp.	924	55,902
Tanger, Inc.	1,832	60,786
The Macerich Company	3,448	62,892
Urban Edge Properties	2,162	46,245
Whitestone REIT	991	13,408
		3,456,787
Specialized REITs – 1.0%
American Tower Corp.	7,716	1,794,433
Crown Castle, Inc.	7,354	872,405
CubeSmart	3,757	202,239
Digital Realty Trust, Inc.	5,129	830,026
EPR Properties	135	6,620
Equinix, Inc.	1,588	1,409,556
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialized REITs (continued)
Extra Space Storage, Inc.	3,585	$645,981
Farmland Partners, Inc.	930	9,719
Four Corners Property Trust, Inc.	1,453	42,587
Gaming and Leisure Properties, Inc.	4,356	224,116
Gladstone Land Corp.	706	9,813
Iron Mountain, Inc.	4,919	584,525
Lamar Advertising Company, Class A	1,457	194,655
National Storage Affiliates Trust	1,445	69,649
Outfront Media, Inc.	2,732	50,214
PotlatchDeltic Corp.	1,431	64,467
Public Storage	2,899	1,054,859
Rayonier, Inc.	2,536	81,608
Safehold, Inc.	1,263	33,128
SBA Communications Corp.	1,845	444,092
Uniti Group, Inc.	4,136	23,327
VICI Properties, Inc.	17,132	570,667
Weyerhaeuser Company	12,365	418,679
		9,637,365
		26,399,749
Utilities – 2.2%
Electric utilities – 1.4%
ALLETE, Inc.	971	62,328
Alliant Energy Corp.	4,261	258,600
American Electric Power Company, Inc.	8,760	898,776
Avangrid, Inc.	5,152	184,390
Constellation Energy Corp.	5,231	1,360,165
Duke Energy Corp.	12,889	1,486,102
Edison International	6,487	564,953
Entergy Corp.	3,393	446,553
Evergy, Inc.	3,875	240,289
Eversource Energy	5,975	406,599
Exelon Corp.	16,926	686,349
FirstEnergy Corp.	9,714	430,816
Genie Energy, Ltd., B Shares	600	9,750
Hawaiian Electric Industries, Inc. (A)	1,861	18,014
IDACORP, Inc.	843	86,905
MGE Energy, Inc.	651	59,534
NextEra Energy, Inc.	34,830	2,944,180
NRG Energy, Inc.	3,264	297,350
OGE Energy Corp.	3,277	134,423
Otter Tail Corp.	715	55,884
PG&E Corp.	35,573	703,278
Pinnacle West Capital Corp.	1,895	167,878
Portland General Electric Company	1,623	77,742
PPL Corp.	11,701	387,069
The Southern Company	18,541	1,672,027
TXNM Energy, Inc.	1,429	62,547
Xcel Energy, Inc.	9,407	614,277
		14,316,778
Gas utilities – 0.1%
Atmos Energy Corp.	2,372	329,020
Chesapeake Utilities Corp.	341	42,342
National Fuel Gas Company	1,479	89,642
New Jersey Resources Corp.	1,632	77,030
Northwest Natural Holding Company	625	25,513
ONE Gas, Inc.	913	67,945
RGC Resources, Inc.	228	5,146
Southwest Gas Holdings, Inc.	1,193	87,996
Spire, Inc.	874	58,811
Star Group LP	508	5,964

284

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas utilities (continued)
UGI Corp.	3,486	$87,220
		876,629
Independent power and renewable electricity producers – 0.1%
Altus Power, Inc. (A)	2,685	8,538
Clearway Energy, Inc., Class A	1,122	31,943
Clearway Energy, Inc., Class C	974	29,882
Montauk Renewables, Inc. (A)	6,787	35,360
Ormat Technologies, Inc.	1,025	78,864
Spruce Power Holding Corp. (A)	305	866
Sunnova Energy International, Inc. (A)(B)	2,105	20,503
The AES Corp.	11,350	227,681
Vistra Corp.	6,203	735,304
		1,168,941
Multi-utilities – 0.5%
Ameren Corp.	4,496	393,220
Avista Corp.	1,244	48,205
Black Hills Corp.	1,090	66,621
CenterPoint Energy, Inc.	10,738	315,912
CMS Energy Corp.	4,917	347,288
Consolidated Edison, Inc.	5,621	585,315
Dominion Energy, Inc.	14,221	821,832
DTE Energy Company	3,325	426,963
NiSource, Inc.	6,883	238,496
Northwestern Energy Group, Inc.	961	54,988
Public Service Enterprise Group, Inc.	8,159	727,864
Sempra	10,693	894,256
Unitil Corp.	316	19,143
WEC Energy Group, Inc.	5,354	514,948
		5,455,051
Water utilities – 0.1%
American States Water Company	629	52,389
American Water Works Company, Inc.	3,314	484,639
Artesian Resources Corp., Class A	193	7,176
Cadiz, Inc. (A)	1,083	3,281
California Water Service Group	956	51,834
Essential Utilities, Inc.	4,505	173,758
Global Water Resources, Inc.	595	7,491
Middlesex Water Company	324	21,138
Pure Cycle Corp. (A)	615	6,624
SJW Group	527	30,624
The York Water Company	308	11,538
		850,492
		22,667,891
TOTAL COMMON STOCKS (Cost $395,422,974)		$981,227,247
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES – 0.0%
Consumer discretionary – 0.0%
Broadline retail – 0.0%
Qurate Retail, Inc., 8.000% (B)	260	$11,310
Industrials – 0.0%
Industrial conglomerates – 0.0%
Steel Partners Holdings LP, 6.000% (B)	510	12,393
TOTAL PREFERRED SECURITIES (Cost $82,033)		$23,703
RIGHTS – 0.0%
Seaport Entertainment Group, Inc. (Expiration Date: 10-10-24; Strike Price: $25.00) (A)	94	277
TOTAL RIGHTS (Cost $0)		$277
WARRANTS – 0.0%
Chord Energy Corp. (Expiration Date: 11-19-24; Strike Price: $90.57) (A)	31	1,746
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)	77	417
TOTAL WARRANTS (Cost $62,446)		$2,163
SHORT-TERM INVESTMENTS – 3.0%
Short-term funds – 3.0%
John Hancock Collateral Trust, 4.8110% (D)(E)	2,991,985	29,927,634
TOTAL SHORT-TERM INVESTMENTS (Cost $29,914,691)		$29,927,634
Total Investments (Total Stock Market Index Trust) (Cost $425,482,144) – 100.1%		$1,011,181,024
Other assets and liabilities, net – (0.1%)		(995,759)
TOTAL NET ASSETS – 100.0%		$1,010,185,265
Security Abbreviations and Legend
ADR	American Depositary Receipt
CVR	Contingent Value Right
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-24. The value of securities on loan amounted to $2,867,559.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 9-30-24.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $2,972,833.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	23	Long	Dec 2024	$2,481,625	$2,586,580	$104,955
S&P 500 E-Mini Index Futures	91	Long	Dec 2024	25,775,084	26,454,838	679,754
S&P Mid 400 E-Mini Index Futures	2	Long	Dec 2024	602,974	629,720	26,746
						$811,455

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
285

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.5%
U.S. Government Agency – 0.5%
Federal Home Loan Mortgage Corp.
6.545%, (1 Year CMT + 2.083%), 12/01/2035 (A)	$67,436	$68,463
6.695%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.585%), 05/01/2037 (A)	40,227	41,297
6.815%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.565%), 12/01/2036 (A)	18,984	19,289
6.964%, (1 Year CMT + 2.165%), 11/01/2036 (A)	46,563	47,211
7.025%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.558%), 02/01/2036 (A)	26,486	27,145
7.140%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.515%), 12/01/2035 (A)	15,082	15,268
7.231%, (1 Year CMT + 2.231%), 05/01/2034 (A)	55,503	56,165
7.322%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.447%), 06/01/2036 (A)	13,451	13,806
7.420%, (1 Year CMT + 2.295%), 08/01/2035 (A)	52,703	53,836
Federal National Mortgage Association
5.897%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.295%), 10/01/2038 (A)	16,967	17,361
6.218%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.450%), 04/01/2035 (A)	158,064	162,353
6.273%, (1 Year CMT + 2.149%), 01/01/2036 (A)	23,854	24,214
6.318%, (1 Year CMT + 2.194%), 02/01/2035 (A)	78,030	79,270
6.402%, (1 Year CMT + 2.204%), 05/01/2036 (A)	106,457	108,201
6.503%, (1 Year CMT + 2.167%), 01/01/2036 (A)	69,483	70,523
6.698%, (1 Year CMT + 2.333%), 05/01/2034 (A)	37,470	38,176
6.920%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.564%), 07/01/2035 (A)	83,214	85,372
7.029%, (1 Year CMT + 2.271%), 07/01/2035 (A)	54,970	55,925
7.103%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.485%), 10/01/2035 (A)	64,502	65,533
7.210%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.518%), 02/01/2035 (A)	38,309	38,923
		1,088,331
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,124,669)		$1,088,331
CORPORATE BONDS – 52.6%
Communication services – 3.4%
Charter Communications Operating LLC 4.908%, 07/23/2025	461,000	460,246
Comcast Corp. 3.950%, 10/15/2025	2,000,000	1,994,354
T-Mobile USA, Inc. 2.250%, 02/15/2026	2,560,000	2,489,003
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
TWDC Enterprises 18 Corp. 3.000%, 02/13/2026	$2,000,000	$1,970,394
WarnerMedia Holdings, Inc. 3.638%, 03/15/2025	1,111,000	1,103,202
		8,017,199
Consumer discretionary – 5.4%
BMW US Capital LLC 2.800%, 04/11/2026 (B)	3,000,000	2,939,990
Booking Holdings, Inc. 3.650%, 03/15/2025	2,000,000	1,989,549
Expedia Group, Inc. 6.250%, 05/01/2025 (B)	1,450,000	1,453,712
Ford Motor Credit Company LLC
4.389%, 01/08/2026	1,107,000	1,097,365
5.125%, 06/16/2025	1,175,000	1,174,556
General Motors Financial Company, Inc. 2.900%, 02/26/2025	2,000,000	1,983,380
Hyundai Capital America 5.250%, 01/08/2027 (B)	2,000,000	2,035,665
		12,674,217
Consumer staples – 1.7%
Dollar Tree, Inc. 4.000%, 05/15/2025	2,906,000	2,888,958
Kenvue, Inc. 5.500%, 03/22/2025	1,000,000	1,003,620
		3,892,578
Energy – 2.5%
Energy Transfer LP 4.050%, 03/15/2025	1,480,000	1,473,326
Enterprise Products Operating LLC 5.050%, 01/10/2026	1,430,000	1,446,128
EOG Resources, Inc. 4.150%, 01/15/2026	1,450,000	1,450,012
MPLX LP 4.875%, 06/01/2025	1,500,000	1,498,640
		5,868,106
Financials – 20.7%
American Express Company 6.338%, (6.338% to 10-30-25, then Overnight SOFR + 1.330%), 10/30/2026	2,000,000	2,039,696
Ares Capital Corp. 3.875%, 01/15/2026	1,840,000	1,813,199
Athene Global Funding 5.620%, 05/08/2026 (B)	1,800,000	1,828,225
Bank of America Corp. 1.530%, (1.530% to 12-6-24, then Overnight SOFR + 0.650%), 12/06/2025	3,830,000	3,803,075
Barclays PLC 5.304%, (5.304% to 8-9-25, then 1 Year CMT + 2.300%), 08/09/2026	1,180,000	1,184,109
Blackstone Private Credit Fund 7.050%, 09/29/2025	2,000,000	2,037,550
BNP Paribas SA 2.819%, (2.819% to 11-19-24, then 3 month CME Term SOFR + 1.373%), 11/19/2025 (B)	1,293,000	1,288,053
Citizens Bank NA 6.064%, (6.064% to 10-24-24, then Overnight SOFR + 1.450%), 10/24/2025	1,333,000	1,332,976
Citizens Financial Group, Inc. 4.300%, 12/03/2025	1,195,000	1,186,492

286

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Credit Agricole SA 1.247%, (1.247% to 1-26-26, then Overnight SOFR + 0.892%), 01/26/2027 (B)	$2,000,000	$1,911,654
Discover Bank 4.250%, 03/13/2026	2,000,000	1,991,515
JPMorgan Chase & Co.
3.900%, 07/15/2025	3,000,000	2,988,643
5.546%, (5.546% to 12-15-24, then Overnight SOFR + 1.070%), 12/15/2025	1,750,000	1,751,010
KeyBank NA 4.150%, 08/08/2025	1,000,000	992,566
Lloyds Banking Group PLC 2.438%, (2.438% to 2-5-25, then 1 Year CMT + 1.000%), 02/05/2026	1,475,000	1,460,860
Morgan Stanley
2.188%, (2.188% to 4-28-25, then Overnight SOFR + 1.990%), 04/28/2026	2,000,000	1,968,680
4.000%, 07/23/2025	1,455,000	1,450,289
Royal Bank of Canada 5.660%, 10/25/2024	2,000,000	2,000,739
Santander Holdings USA, Inc. 3.244%, 10/05/2026	3,000,000	2,918,716
The Charles Schwab Corp. 3.850%, 05/21/2025	2,430,000	2,417,815
The PNC Financial Services Group, Inc. 5.671%, (5.671% to 10-28-24, then SOFR Compounded Index + 1.090%), 10/28/2025	2,400,000	2,399,895
The Toronto-Dominion Bank 1.200%, 06/03/2026	2,000,000	1,906,849
U.S. Bancorp 5.727%, (5.727% to 10-21-25, then Overnight SOFR + 1.430%), 10/21/2026	1,450,000	1,467,995
Visa, Inc. 3.150%, 12/14/2025	3,000,000	2,968,409
Wells Fargo & Company 3.000%, 02/19/2025	1,495,000	1,484,101
		48,593,111
Health care – 9.0%
AbbVie, Inc. 3.200%, 05/14/2026	3,000,000	2,961,235
Amgen, Inc. 5.507%, 03/02/2026	1,820,000	1,820,636
Astrazeneca Finance LLC 1.200%, 05/28/2026	2,000,000	1,913,550
Boston Scientific Corp. 1.900%, 06/01/2025	1,000,000	981,595
Bristol-Myers Squibb Company 3.200%, 06/15/2026	3,000,000	2,960,514
CVS Health Corp. 5.000%, 02/20/2026	3,000,000	3,020,469
HCA, Inc. 5.875%, 02/15/2026	2,000,000	2,020,984
Pfizer Investment Enterprises Pte, Ltd.
4.450%, 05/19/2026	3,000,000	3,018,802
4.650%, 05/19/2025	2,375,000	2,377,675
		21,075,460
Industrials – 4.4%
3M Company 3.000%, 08/07/2025	3,000,000	2,964,342
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
AerCap Ireland Capital DAC 6.500%, 07/15/2025	$2,000,000	$2,020,434
CSX Corp. 2.600%, 11/01/2026	2,000,000	1,945,018
Daimler Truck Finance North America LLC 5.200%, 01/17/2025 (B)	875,000	875,198
Lockheed Martin Corp. 4.950%, 10/15/2025	1,445,000	1,455,287
Penske Truck Leasing Company LP 3.950%, 03/10/2025 (B)	1,200,000	1,193,810
		10,454,089
Information technology – 3.3%
Apple, Inc. 0.700%, 02/08/2026	1,000,000	958,660
Broadcom, Inc. 3.150%, 11/15/2025	1,470,000	1,449,268
Dell International LLC 6.020%, 06/15/2026	1,429,000	1,463,297
Micron Technology, Inc. 4.975%, 02/06/2026	2,430,000	2,445,949
Oracle Corp. 1.650%, 03/25/2026	1,540,000	1,480,331
		7,797,505
Real estate – 0.5%
Realty Income Corp. 5.050%, 01/13/2026	1,143,000	1,143,151
Utilities – 1.7%
NextEra Energy Capital Holdings, Inc. 4.450%, 06/20/2025	2,500,000	2,496,970
Vistra Operations Company LLC 5.125%, 05/13/2025 (B)	1,500,000	1,496,816
		3,993,786
TOTAL CORPORATE BONDS (Cost $122,715,726)		$123,509,202
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.2%
Commercial and residential – 0.0%
COLT Mortgage Loan Trust Series 2020-3, Class A1 1.506%, 04/27/2065 (B)(C)	95,087	91,493
U.S. Government Agency – 0.2%
Federal National Mortgage Association Series 2013-10, Class FT (30 day Average SOFR + 0.464%) 5.745%, 04/25/2042 (A)	375,108	371,984
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $471,013)		$463,477
ASSET BACKED SECURITIES – 19.6%
American Express Credit Account Master Trust Series 2022-3, Class A 3.750%, 08/15/2027	2,000,000	1,989,309
AmeriCredit Automobile Receivables Trust Series 2022-1, Class A3 2.450%, 11/18/2026	355,446	352,838
Amur Equipment Finance Receivables XIII LLC Series 2024-1A, Class A2 5.380%, 01/21/2031 (B)	948,293	959,674

287

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
ARI Fleet Lease Trust Series 2024-A, Class A2 5.300%, 11/15/2032 (B)	$1,000,000	$1,007,146
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A 2.360%, 03/20/2026 (B)	2,000,000	1,986,400
Series 2020-1A, Class A 2.330%, 08/20/2026 (B)	475,000	467,109
Series 2020-2A, Class A 2.020%, 02/20/2027 (B)	1,000,000	969,048
Series 2022-3A, Class A 4.620%, 02/20/2027 (B)	850,000	849,937
Capital One Multi-Asset Execution Trust Series 2023-A1, Class A 4.420%, 05/15/2028	2,000,000	2,007,945
CarMax Auto Owner Trust
Series 2021-2, Class A4 0.810%, 12/15/2026	475,000	465,393
Series 2021-3, Class A3 0.550%, 06/15/2026	723,980	713,633
Series 2021-3, Class A4 0.740%, 01/15/2027	875,000	845,048
Series 2022-1, Class A3 1.470%, 12/15/2026	387,156	380,549
Series 2023-1, Class A3 4.750%, 10/15/2027	1,000,000	1,001,610
CARS-DB4 LP Series 2020-1A, Class A1 2.690%, 02/15/2050 (B)	884,840	883,680
Carvana Auto Receivables Trust Series 2022-P3, Class A3 4.610%, 11/10/2027	805,023	804,620
Chesapeake Funding II LLC
Series 2023-1A, Class A1 5.650%, 05/15/2035 (B)	584,387	589,410
Series 2023-2A, Class A1 6.160%, 10/15/2035 (B)	754,672	767,301
Citizens Auto Receivables Trust Series 2024-1, Class A3 5.110%, 04/17/2028 (B)	1,800,000	1,819,692
CNH Equipment Trust Series 2021-B, Class A4 0.700%, 05/17/2027	600,000	576,157
Dell Equipment Finance Trust Series 2024-1, Class A2 5.580%, 03/22/2030 (B)	1,600,000	1,609,087
Enterprise Fleet Financing LLC
Series 2021-2, Class A3 0.740%, 05/20/2027 (B)	1,000,000	985,875
Series 2022-1, Class A3 3.270%, 01/20/2028 (B)	369,000	363,812
Series 2022-2, Class A3 4.790%, 05/21/2029 (B)	448,000	450,714
Series 2022-3, Class A2 4.380%, 07/20/2029 (B)	363,650	362,841
Series 2023-3, Class A2 6.400%, 03/20/2030 (B)	638,381	652,510
Ford Credit Auto Lease Trust Series 2023-B, Class A3 5.910%, 10/15/2026	809,000	815,905
Ford Credit Auto Owner Trust Series 2020-2, Class A 1.060%, 04/15/2033 (B)	3,000,000	2,895,161
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Ford Credit Floorplan Master Owner Trust Series 2020-2, Class A 1.060%, 09/15/2027	$725,000	$702,293
GreatAmerica Leasing Receivables Funding LLC
Series 2021-1, Class A4 0.550%, 12/15/2026 (B)	582,625	578,629
Series 2022-1, Class A3 5.080%, 09/15/2026 (B)	2,630,000	2,638,355
Harley-Davidson Motorcycle Trust Series 2021-B, Class A3 0.560%, 11/16/2026	161,889	161,047
Honda Auto Receivables Owner Trust Series 2021-4, Class A3 0.880%, 01/21/2026	407,352	402,049
Hyundai Auto Lease Securitization Trust Series 2022-C, Class A3 4.380%, 10/15/2025 (B)	274,329	274,149
Hyundai Auto Receivables Trust Series 2021-A, Class A4 0.620%, 05/17/2027	1,083,704	1,071,462
John Deere Owner Trust Series 2023-A, Class A2 5.280%, 03/16/2026	748,331	748,551
MMAF Equipment Finance LLC Series 2024-A, Class A2 5.200%, 09/13/2027 (B)	838,405	842,285
Santander Revolving Auto Loan Trust Series 2019-A, Class A 2.510%, 01/26/2032 (B)	940,000	935,443
SBNA Auto Lease Trust
Series 2023-A, Class A3 6.510%, 04/20/2027 (B)	700,000	712,644
Series 2024-A, Class A3 5.390%, 11/20/2026 (B)	1,000,000	1,008,643
SCF Equipment Leasing LLC Series 2022-2A, Class A3 6.500%, 10/21/2030 (B)	1,938,209	1,966,154
T-Mobile US Trust Series 2022-1A, Class A 4.910%, 05/22/2028 (B)	1,500,000	1,500,701
Toyota Auto Loan Extended Note Trust Series 2020-1A, Class A 1.350%, 05/25/2033 (B)	1,250,000	1,223,463
Toyota Auto Receivables Owner Trust Series 2021-D, Class A4 1.020%, 03/15/2027	750,000	723,974
Toyota Lease Owner Trust Series 2023-A, Class A4 5.050%, 08/20/2027 (B)	1,100,000	1,105,738
Wheels Fleet Lease Funding 1 LLC Series 2024-1A, Class A1 5.490%, 02/18/2039 (B)	654,000	663,872
World Omni Auto Receivables Trust
Series 2021-D, Class A3 0.810%, 10/15/2026	444,916	439,140
Series 2021-D, Class A4 1.100%, 11/15/2027	750,000	724,468
TOTAL ASSET BACKED SECURITIES (Cost $45,426,288)		$45,995,464
SHORT-TERM INVESTMENTS – 26.5%
U.S. Government – 26.1%
U.S. Treasury Bill
4.824%, 12/17/2024 *	11,500,000	11,389,681
5.154%, 11/07/2024 *	26,000,000	25,874,466

288

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government (continued)
U.S. Treasury Bill (continued)
5.206%, 10/01/2024 *	$24,000,000	$24,000,000
		61,264,147
Short-term funds – 0.4%
John Hancock Collateral Trust, 4.8110% (D)(E)	88,967	889,901
TOTAL SHORT-TERM INVESTMENTS (Cost $62,133,563)		$62,154,048
Total Investments (Ultra Short Term Bond Trust) (Cost $231,871,259) – 99.4%		$233,210,522
Other assets and liabilities, net – 0.6%		1,365,499
TOTAL NET ASSETS – 100.0%		$234,576,021
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IBOR	Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $46,184,089 or 19.7% of the fund's net assets as of 9-30-24.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(D)	The rate shown is the annualized seven-day yield as of 9-30-24.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
289

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Subadvisors of Affiliated Underlying Funds
Allspring Global Investments, LLC	(Allspring Investments)
Axiom Investors LLC	(Axiom)
Dimensional Fund Advisors, LP	(DFA)
Manulife Investment Management (US) LLC	(MIM US)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company LLP	(Wellington)
The following portfolios had the following country composition as a percentage of net assets on 9-30-24:
Equity Income Trust
United States	86.7%
Ireland	2.9%
France	2.8%
Germany	2.2%
Switzerland	2.0%
Canada	1.7%
Other countries	1.7%
TOTAL	100.0%
Fundamental Large Cap Value Trust
United States	86.5%
United Kingdom	2.8%
Switzerland	2.1%
France	1.9%
Canada	1.7%
Belgium	1.3%
South Korea	1.3%
Netherlands	1.0%
Other countries	1.4%
TOTAL	100.0%
Health Sciences Trust
United States	88.2%
Netherlands	3.1%
United Kingdom	2.9%
Denmark	1.9%
Other countries	3.9%
TOTAL	100.0%
High Yield Trust
United States	76.8%
Canada	5.6%
Cayman Islands	5.1%
France	1.9%
Bermuda	1.3%
United Kingdom	1.2%
Luxembourg	1.2%
Netherlands	1.2%
Other countries	5.7%
TOTAL	100.0%
Strategic Equity Allocation Trust
United States	67.8%
Japan	6.9%
United Kingdom	4.5%
France	3.4%
Switzerland	3.4%
Germany	2.8%
Australia	2.3%
Netherlands	1.6%
Sweden	1.1%
Denmark	1.0%
Other countries	5.2%
TOTAL	100.0%
Strategic Income Opportunities Trust
United States	60.6%
Canada	8.7%
Indonesia	4.1%
New Zealand	2.7%
Supranational	2.6%
Australia	2.5%
Philippines	2.1%
United Kingdom	2.1%
South Korea	2.0%
India	1.7%
Other countries	10.9%
TOTAL	100.0%

The following portfolios had the following sector composition as a percentage of net assets on 9-30-24:
Disciplined Value Emerging Markets Equity Trust
Consumer discretionary	15.4%
Financials	15.1%
Industrials	14.7%
Consumer staples	12.3%
Communication services	12.1%
Information technology	10.1%
Health care	9.0%
Materials	4.7%
Real estate	2.1%
Energy	0.3%
Short-term investments and other	4.2%
TOTAL	100.0%
Disciplined Value International Trust
Financials	20.8%
Industrials	17.4%
Materials	13.2%
Health care	12.1%
Consumer discretionary	9.5%
Information technology	6.5%
Consumer staples	6.0%
Utilities	6.0%
Energy	5.9%
Communication services	1.8%
Short-term investments and other	0.8%
TOTAL	100.0%

290

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2024 (unaudited) (showing percentage of total net assets)

Global Equity Trust
Information technology	18.4%
Industrials	15.7%
Financials	12.2%
Consumer discretionary	10.0%
Health care	9.6%
Consumer staples	8.9%
Communication services	8.0%
Materials	6.6%
Energy	5.4%
Utilities	1.5%
Real estate	1.0%
Short-term investments and other	2.7%
TOTAL	100.0%
International Equity Index Trust
Financials	21.9%
Industrials	13.7%
Information technology	12.7%
Consumer discretionary	11.1%
Health care	9.4%
Consumer staples	7.3%
Materials	7.0%
Communication services	5.4%
Energy	4.9%
Utilities	3.2%
Real estate	1.8%
Short-term investments and other	1.6%
TOTAL	100.0%
International Small Company Trust
Industrials	23.7%
Financials	14.0%
Consumer discretionary	12.6%
Materials	11.7%
Information technology	8.9%
Consumer staples	6.2%
Health care	5.5%
Energy	4.8%
Real estate	4.6%
Communication services	3.6%
Utilities	3.1%
Short-term investments and other	1.3%
TOTAL	100.0%

291

John Hancock Variable Insurance Trust
Notes to Portfolio of Investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the portfolios use the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor's assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of September 30, 2024, by major security category or type:
	Total value at 9-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
500 Index Trust
Investments in securities:
Assets
Common stocks	10,160,881,994	$10,160,881,994	—	—
Short-term investments	280,190,368	280,190,368	—	—
Total investments in securities	$10,441,072,362	$10,441,072,362	—	—
Derivatives:
Assets
Futures	$7,614,280	$7,614,280	—	—

Active Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$311,324,267	—	$311,324,267	—

	Total value at 9-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Active Bond Trust (continued)
Corporate bonds	$204,747,044	—	$204,747,044	—
Municipal bonds	179,834	—	179,834	—
Term loans	190,721	—	190,721	—
Collateralized mortgage obligations	18,578,697	—	18,578,697	—
Asset backed securities	29,549,617	—	29,549,617	—
Common stocks	25,283	—	25,283	—
Preferred securities	165,320	$165,320	—	—
Short-term investments	4,790,135	4,790,135	—	—
Total investments in securities	$569,550,918	$4,955,455	$564,595,463	—
Derivatives:
Liabilities
Futures	$(42,998)	$(42,998)	—	—

American Asset Allocation Trust
Investments in securities:
Assets
Investment companies	$1,211,120,387	$1,211,120,387	—	—
Total investments in securities	$1,211,120,387	$1,211,120,387	—	—

American Global Growth Trust
Investments in securities:
Assets
Investment companies	$206,631,652	$206,631,652	—	—
Total investments in securities	$206,631,652	$206,631,652	—	—

American Growth Trust
Investments in securities:
Assets
Investment companies	$992,833,118	$992,833,118	—	—
Total investments in securities	$992,833,118	$992,833,118	—	—

American Growth-Income Trust
Investments in securities:
Assets
Investment companies	$975,185,289	$975,185,289	—	—
Total investments in securities	$975,185,289	$975,185,289	—	—

American International Trust
Investments in securities:
Assets
Investment companies	$377,119,093	$377,119,093	—	—
Total investments in securities	$377,119,093	$377,119,093	—	—

Blue Chip Growth Trust
Investments in securities:
Assets
Common stocks
Communication services	$312,452,084	$312,452,084	—	—
Consumer discretionary	299,324,933	299,324,933	—	—
Consumer staples	25,856,355	25,856,355	—	—
Energy	4,788,551	4,788,551	—	—

	Total value at 9-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Blue Chip Growth Trust (continued)
Financials	$178,417,734	$174,275,107	$4,142,627	—
Health care	211,575,778	211,575,778	—	—
Industrials	38,876,508	38,876,508	—	—
Information technology	909,763,832	909,763,832	—	—
Materials	17,788,825	17,788,825	—	—
Utilities	17,983,243	17,983,243	—	—
Exchange-traded funds	30,852,904	30,852,904	—	—
Corporate bonds	4,354,232	—	4,354,232	—
Short-term investments	5,010,433	5,010,433	—	—
Total investments in securities	$2,057,045,412	$2,048,548,553	$8,496,859	—

Capital Appreciation Trust
Investments in securities:
Assets
Common stocks
Communication services	$110,454,837	$110,454,837	—	—
Consumer discretionary	117,969,592	112,225,217	$5,744,375	—
Consumer staples	19,959,199	19,959,199	—	—
Financials	55,934,141	55,934,141	—	—
Health care	68,773,111	68,773,111	—	—
Industrials	31,416,100	31,416,100	—	—
Information technology	252,358,981	252,358,981	—	—
Short-term investments	3,310,028	3,310,028	—	—
Total investments in securities	$660,175,989	$654,431,614	$5,744,375	—

Capital Appreciation Value Trust
Investments in securities:
Assets
Common stocks	$304,555,000	$304,555,000	—	—
Preferred securities	449,238	449,238	—	—
U.S. Government and Agency obligations	53,055,912	—	$53,055,912	—
Corporate bonds	52,110,031	—	52,110,031	—
Term loans	49,772,006	—	49,772,006	—
Asset backed securities	516,574	—	516,574	—
Short-term investments	27,117,671	24,802,671	2,315,000	—
Total investments in securities	$487,576,432	$329,806,909	$157,769,523	—
Derivatives:
Liabilities
Written options	$(2,554,910)	—	$(2,554,910)	—

Core Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$376,669,663	—	$376,669,663	—
Foreign government obligations	8,459,882	—	8,459,882	—
Corporate bonds	212,960,074	—	212,960,074	—
Municipal bonds	2,877,629	—	2,877,629	—
Collateralized mortgage obligations	151,819,305	—	151,819,305	—
Asset backed securities	70,899,924	—	70,899,924	—
Short-term investments	30,676,940	$30,676,940	—	—
Total investments in securities	$854,363,417	$30,676,940	$823,686,477	—

	Total value at 9-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Disciplined Value Emerging Markets Equity Trust
Investments in securities:
Assets
Common stocks
Austria	$3,241,447	—	$3,241,447	—
Brazil	24,416,546	$24,416,546	—	—
Chile	742,537	—	742,537	—
China	79,123,473	10,334,040	68,763,593	$25,840
Greece	1,538,558	—	1,538,558	—
Hong Kong	10,323,607	—	10,318,690	4,917
Hungary	1,129,429	—	1,129,429	—
India	11,808,268	—	11,802,702	5,566
Indonesia	638,230	—	621,295	16,935
Israel	2,026,817	1,115,204	911,613	—
Jordan	1,303,078	—	1,303,078	—
Luxembourg	631,313	—	631,313	—
Malaysia	6,296,013	—	6,296,013	—
Mexico	14,522,369	14,522,369	—	—
Netherlands	998,536	—	998,536	—
Philippines	17,973	—	16,593	1,380
Russia	—	—	—	—
Saudi Arabia	2,759,112	—	2,759,112	—
Singapore	2,837,510	—	2,837,510	—
South Africa	4,526,126	—	4,526,126	—
South Korea	25,264,540	874,107	24,315,515	74,918
Taiwan	11,754,696	2,224,497	9,530,199	—
Thailand	11,991,384	—	11,991,384	—
Turkey	—	—	—	—
United Arab Emirates	3,529,041	—	3,529,041	—
United Kingdom	1,014,105	—	1,014,105	—
United States	2,355,758	2,355,758	—	—
Preferred securities
India	12	—	—	12
Philippines	3,493	—	3,493	—
Short-term investments	5,496,125	5,496,125	—	—
Total investments in securities	$230,290,096	$61,338,646	$168,821,882	$129,568
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Disciplined Value International Trust
Investments in securities:
Assets
Common stocks
Austria	$1,762,858	—	$1,762,858	—
Belgium	831,297	—	831,297	—
Bermuda	10,714,399	$6,100,793	4,613,606	—
Brazil	2,005,184	2,005,184	—	—
Canada	19,819,860	19,819,860	—	—
China	4,402,574	—	4,402,574	—
Finland	7,550,602	—	7,550,602	—
France	34,124,844	—	34,124,844	—
Germany	17,362,331	—	17,362,331	—
Ireland	3,298,397	—	3,298,397	—
Italy	8,390,148	—	8,390,148	—
Japan	46,375,971	—	46,375,971	—
Jordan	1,918,152	—	1,918,152	—
Luxembourg	1,725,977	—	1,725,977	—
Netherlands	16,226,232	—	16,226,232	—

	Total value at 9-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Disciplined Value International Trust (continued)
South Korea	$18,734,650	—	$18,734,650	—
Spain	4,210,480	—	4,210,480	—
Switzerland	19,469,292	—	19,469,292	—
United Kingdom	70,000,051	$4,746,335	65,253,716	—
United States	5,451,490	—	5,451,490	—
Short-term investments	755,927	755,927	—	—
Total investments in securities	$295,130,716	$33,428,099	$261,702,617	—

Equity Income Trust
Investments in securities:
Assets
Common stocks
Communication services	$53,256,748	$53,256,748	—	—
Consumer discretionary	33,509,492	33,509,492	—	—
Consumer staples	130,978,465	130,978,465	—	—
Energy	124,823,851	101,055,137	$23,768,714	—
Financials	311,062,560	311,062,560	—	—
Health care	241,408,302	231,717,730	9,690,572	—
Industrials	188,642,003	169,692,231	18,949,772	—
Information technology	132,387,770	121,182,616	11,205,154	—
Materials	46,890,178	46,890,178	—	—
Real estate	63,036,785	63,036,785	—	—
Utilities	91,706,162	91,706,162	—	—
Preferred securities
Consumer discretionary	13,126,608	—	13,126,608	—
Utilities	2,633,804	2,633,804	—	—
Short-term investments	16,578,302	16,578,302	—	—
Total investments in securities	$1,450,041,030	$1,373,300,210	$76,740,820	—

Financial Industries Trust
Investments in securities:
Assets
Common stocks
Financials
Banks	$47,858,584	$44,678,449	$3,180,135	—
Capital markets	28,854,521	28,854,521	—	—
Consumer finance	8,140,484	8,140,484	—	—
Financial services	9,913,603	9,913,603	—	—
Insurance	27,709,465	25,858,819	1,850,646	—
Real estate
Specialized REITs	1,667,173	1,667,173	—	—
Convertible bonds	742,765	—	742,765	—
Short-term investments	2,407,754	2,407,754	—	—
Total investments in securities	$127,294,349	$121,520,803	$5,773,546	—

Fundamental All Cap Core Trust
Investments in securities:
Assets
Common stocks
Communication services	$247,499,236	$247,499,236	—	—
Consumer discretionary	640,464,830	606,912,645	$33,552,185	—
Consumer staples	41,728,097	41,728,097	—	—
Energy	122,708,220	122,708,220	—	—
Financials	404,449,781	404,449,781	—	—
Health care	156,589,247	156,589,247	—	—

	Total value at 9-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Fundamental All Cap Core Trust (continued)
Industrials	$161,413,780	$161,413,780	—	—
Information technology	715,372,759	715,372,759	—	—
Materials	26,357,575	26,357,575	—	—
Real estate	95,003,952	95,003,952	—	—
Short-term investments	17,048,232	17,048,232	—	—
Total investments in securities	$2,628,635,709	$2,595,083,524	$33,552,185	—

Fundamental Large Cap Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$55,457,909	$55,457,909	—	—
Consumer discretionary	74,893,481	67,583,773	$7,309,708	—
Consumer staples	77,802,097	61,011,339	16,790,758	—
Energy	61,255,544	61,255,544	—	—
Financials	167,654,073	167,654,073	—	—
Health care	147,942,898	147,942,898	—	—
Industrials	107,588,085	99,456,679	8,131,406	—
Information technology	99,600,805	88,657,902	10,942,903	—
Materials	16,954,075	16,954,075	—	—
Real estate	32,928,841	32,928,841	—	—
Escrow certificates	—	—	—	—
Short-term investments	19,045,112	19,045,112	—	—
Total investments in securities	$861,122,920	$817,948,145	$43,174,775	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Global Equity Trust
Investments in securities:
Assets
Common stocks
France	$27,980,840	—	$27,980,840	—
Germany	2,960,997	—	2,960,997	—
Ireland	9,254,171	$9,254,171	—	—
Japan	24,277,437	—	24,277,437	—
Netherlands	9,514,416	—	9,514,416	—
Spain	4,533,079	—	4,533,079	—
Switzerland	8,713,457	4,895,420	3,818,037	—
Taiwan	3,950,194	—	3,950,194	—
United Kingdom	5,867,625	—	5,867,625	—
United States	195,347,678	188,179,882	7,167,796	—
Preferred securities	8,969,151	—	8,969,151	—
Escrow certificates	—	—	—	—
Short-term investments	5,200,984	5,200,984	—	—
Total investments in securities	$306,570,029	$207,530,457	$99,039,572	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Health Sciences Trust
Investments in securities:
Assets
Common stocks
Financials	$1,266,510	$1,266,510	—	—
Health care	263,290,225	260,549,548	$2,740,677	—
Materials	16,064	16,064	—	—
Preferred securities	699,012	—	699,012	—

	Total value at 9-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Health Sciences Trust (continued)
Convertible bonds	$238,809	—	$238,809	—
Warrants	1,196	$989	—	$207
Short-term investments	2,791,352	2,791,352	—	—
Total investments in securities	$268,303,168	$264,624,463	$3,678,498	$207

High Yield Trust
Investments in securities:
Assets
Foreign government obligations	$589,762	—	$589,762	—
Corporate bonds	162,800,029	—	162,800,029	—
Convertible bonds	1,146,692	—	1,146,692	—
Term loans	7,675,204	—	7,218,321	$456,883
Asset backed securities	11,422,238	—	11,422,238	—
Common stocks	452,248	$437,564	—	14,684
Escrow shares	47,071	—	—	47,071
Escrow certificates	23,616	—	—	23,616
Short-term investments	14,246,534	14,246,534	—	—
Total investments in securities	$198,403,394	$14,684,098	$183,177,042	$542,254
Derivatives:
Assets
Futures	$13,038	$13,038	—	—
Forward foreign currency contracts	12,157	—	$12,157	—
Swap contracts	694,004	—	694,004	—
Liabilities
Forward foreign currency contracts	(797)	—	(797)	—
Swap contracts	(304,143)	—	(304,143)	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

International Equity Index Trust
Investments in securities:
Assets
Common stocks
Australia	$46,499,419	—	$46,499,419	—
Austria	1,213,207	—	1,213,207	—
Belgium	5,117,977	—	5,117,977	—
Brazil	10,357,084	$10,357,084	—	—
Canada	75,148,859	74,789,425	359,434	—
Chile	1,500,136	349,827	1,150,309	—
China	70,816,672	2,654,968	68,050,918	$110,786
Colombia	120,719	120,719	—	—
Czech Republic	380,346	—	380,346	—
Denmark	20,912,962	—	20,912,962	—
Egypt	209,178	—	209,178	—
Finland	6,323,311	—	6,323,311	—
France	68,560,806	—	68,560,806	—
Germany	53,088,613	—	53,088,613	—
Greece	1,348,068	—	1,348,068	—
Hong Kong	16,518,636	181,735	16,325,045	11,856
Hungary	689,327	—	689,327	—
India	56,063,049	4,270,325	51,792,724	—
Indonesia	4,859,337	7,081	4,852,256	—
Ireland	8,378,581	3,957,867	4,420,714	—
Israel	4,772,561	1,975,272	2,797,289	—
Italy	15,629,439	—	15,629,439	—
Japan	139,088,061	—	139,088,061	—

	Total value at 9-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Equity Index Trust (continued)
Jordan	$176,748	—	$176,748	—
Luxembourg	1,145,161	—	1,145,161	—
Macau	231,683	—	231,683	—
Malaysia	4,476,732	—	4,476,732	—
Mexico	5,482,122	$5,482,122	—	—
Netherlands	31,389,352	—	31,389,352	—
New Zealand	1,608,630	—	1,608,630	—
Norway	3,419,016	—	3,419,016	—
Peru	520,255	520,255	—	—
Philippines	1,760,510	—	1,760,510	—
Poland	2,594,686	—	2,594,686	—
Portugal	993,920	—	993,920	—
Russia	—	—	—	—
Saudi Arabia	11,067,156	—	11,067,156	—
Singapore	9,129,549	1,497,792	7,631,757	—
South Africa	8,252,364	—	8,252,364	—
South Korea	28,807,041	84,512	28,722,529	—
Spain	16,651,810	—	16,651,810	—
Sweden	20,803,491	—	20,803,491	—
Switzerland	64,993,173	—	64,993,173	—
Taiwan	50,293,897	—	50,293,897	—
Thailand	4,379,061	—	4,379,061	—
Turkey	1,816,335	—	1,816,335	—
United Arab Emirates	—	—	—	—
United Kingdom	86,512,987	31,500	86,481,487	—
United States	1,563,788	1,154,285	409,503	—
Preferred securities
Brazil	3,506,071	3,506,071	—	—
Chile	20,328	—	20,328	—
Germany	2,328,552	—	2,328,552	—
South Korea	1,434,090	—	1,434,090	—
Rights	2,084	—	2,084	—
Warrants	—	—	—	—
Short-term investments	14,975,482	14,975,482	—	—
Total investments in securities	$987,932,422	$125,916,322	$861,893,458	$122,642
Derivatives:
Assets
Futures	$482,113	$482,113	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

International Small Company Trust
Investments in securities:
Assets
Common stocks
Australia	$6,997,727	$116,740	$6,844,689	$36,298
Austria	1,454,954	—	1,454,954	—
Belgium	1,763,271	38,625	1,723,334	1,312
Bermuda	207,166	—	207,166	—
Cambodia	25,179	—	25,179	—
Canada	10,829,081	10,787,256	41,571	254
China	6,582	—	6,582	—
Denmark	2,950,512	—	2,950,512	—
Finland	2,397,903	—	2,397,903	—
France	4,882,313	—	4,882,313	—
Georgia	82,712	—	82,712	—
Germany	5,730,216	—	5,730,216	—

	Total value at 9-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Small Company Trust (continued)
Greece	$24,108	—	$24,040	$68
Guernsey, Channel Islands	—	—	—	—
Hong Kong	1,997,854	—	1,996,754	1,100
Ireland	589,549	—	589,549	—
Isle of Man	115,998	—	115,998	—
Israel	1,009,514	$12,347	997,167	—
Italy	4,039,674	—	4,039,674	—
Japan	23,535,464	—	23,529,063	6,401
Jersey, Channel Islands	101,074	—	101,074	—
Jordan	115,717	—	115,717	—
Liechtenstein	66,304	—	66,304	—
Luxembourg	511,883	—	511,883	—
Macau	12,945	—	12,945	—
Malaysia	33,312	—	33,312	—
Malta	2,205	—	2,205	—
Mauritius	9,930	—	9,930	—
Mexico	35,071	—	35,071	—
Mongolia	13,885	—	13,885	—
Netherlands	1,943,217	47,712	1,895,505	—
New Zealand	402,325	—	402,325	—
Norway	850,447	—	850,447	—
Peru	40,636	—	40,636	—
Poland	54,280	—	54,280	—
Portugal	383,046	—	383,046	—
Singapore	1,007,463	—	988,842	18,621
South Africa	36,560	—	36,560	—
Spain	2,271,499	—	2,271,499	—
Sweden	2,927,246	—	2,927,246	—
Switzerland	8,247,852	—	8,247,852	—
Taiwan	15,299	—	15,299	—
United Arab Emirates	16,842	—	16,842	—
United Kingdom	12,703,450	97,742	12,569,779	35,929
United States	723,217	384,557	338,660	—
Preferred securities	355,735	—	355,735	—
Rights	1,388	—	1,388	—
Warrants	1,039	120	919	—
Short-term investments	3,553,954	3,553,954	—	—
Total investments in securities	$105,077,598	$15,039,053	$89,938,562	$99,983
Derivatives:
Assets
Futures	$24,408	$24,408	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Investment Quality Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$131,379,009	—	$131,379,009	—
Foreign government obligations	7,283,237	—	7,283,237	—
Corporate bonds	60,057,335	—	60,057,335	—
Municipal bonds	3,030,422	—	3,030,422	—
Collateralized mortgage obligations	26,835,397	—	26,835,397	—
Asset backed securities	20,058,758	—	20,058,758	—
Short-term investments	15,000,000	—	15,000,000	—
Total investments in securities	$263,644,158	—	$263,644,158	—

	Total value at 9-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investment Quality Bond Trust (continued)
Derivatives:
Assets
Futures	$129,037	$129,037	—	—
Swap contracts	949,044	—	$949,044	—
Liabilities
Futures	(210,485)	(210,485)	—	—
Forward foreign currency contracts	(64,655)	—	(64,655)	—
Swap contracts	(92,264)	—	(92,264)	—

Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$994,449,707	$994,449,707	—	—
Short-term investments	21	21	—	—
Total investments in securities	$994,449,728	$994,449,728	—	—

Lifestyle Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$164,747,886	$164,747,886	—	—
Short-term investments	3,614	3,614	—	—
Total investments in securities	$164,751,500	$164,751,500	—	—

Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$5,353,513,871	$5,353,513,871	—	—
Total investments in securities	$5,353,513,871	$5,353,513,871	—	—

Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$287,005,567	$287,005,567	—	—
Short-term investments	3,648	3,648	—	—
Total investments in securities	$287,009,215	$287,009,215	—	—

Managed Volatility Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$4,165,984,320	$4,165,984,320	—	—
Unaffiliated investment companies	84,621,451	84,621,451	—	—
Short-term investments	34,636,801	34,636,801	—	—
Total investments in securities	$4,285,242,572	$4,285,242,572	—	—
Derivatives:
Assets
Futures	$5,949,944	$5,949,944	—	—
Liabilities
Futures	(113,216)	(113,216)	—	—

	Total value at 9-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Volatility Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$534,476,306	$534,476,306	—	—
Unaffiliated investment companies	4,541,565	4,541,565	—	—
Short-term investments	3,407,380	3,407,380	—	—
Total investments in securities	$542,425,251	$542,425,251	—	—
Derivatives:
Assets
Futures	$250,224	$250,224	—	—
Liabilities
Futures	(3,124)	(3,124)	—	—

Managed Volatility Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$5,501,256,047	$5,501,256,047	—	—
Unaffiliated investment companies	145,040,547	145,040,547	—	—
Short-term investments	50,647,425	50,647,425	—	—
Total investments in securities	$5,696,944,019	$5,696,944,019	—	—
Derivatives:
Assets
Futures	$12,403,009	$12,403,009	—	—
Liabilities
Futures	(250,357)	(250,357)	—	—

Managed Volatility Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,093,318,789	$1,093,318,789	—	—
Unaffiliated investment companies	21,513,101	21,513,101	—	—
Short-term investments	7,697,720	7,697,720	—	—
Total investments in securities	$1,122,529,610	$1,122,529,610	—	—
Derivatives:
Assets
Futures	$1,153,778	$1,153,778	—	—
Liabilities
Futures	(20,197)	(20,197)	—	—

Mid Cap Growth Trust
Investments in securities:
Assets
Common stocks	$587,174,513	$587,174,513	—	—
Preferred securities	5,282,374	—	—	$5,282,374
Exchange-traded funds	19,039,568	19,039,568	—	—
Short-term investments	13,118,424	7,318,424	$5,800,000	—
Total investments in securities	$624,614,879	$613,532,505	$5,800,000	$5,282,374

Mid Cap Index Trust
Investments in securities:
Assets

	Total value at 9-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Mid Cap Index Trust (continued)
Common stocks	$1,222,639,650	$1,222,639,650	—	—
Short-term investments	59,322,929	59,322,929	—	—
Total investments in securities	$1,281,962,579	$1,281,962,579	—	—
Derivatives:
Assets
Futures	$2,337,587	$2,337,587	—	—

Mid Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$6,363,521	$6,363,521	—	—
Consumer discretionary	56,898,732	46,636,051	$10,262,681	—
Consumer staples	32,284,137	32,284,137	—	—
Energy	33,163,607	33,163,607	—	—
Financials	108,529,361	108,529,361	—	—
Health care	55,589,662	55,589,662	—	—
Industrials	113,743,933	113,743,933	—	—
Information technology	79,675,147	79,675,147	—	—
Materials	41,365,192	35,951,172	5,414,020	—
Real estate	53,328,939	53,328,939	—	—
Utilities	41,357,330	41,357,330	—	—
Convertible bonds	1,662,546	—	1,662,546	—
Short-term investments	31,370,919	31,370,919	—	—
Total investments in securities	$655,333,026	$637,993,779	$17,339,247	—

Opportunistic Fixed Income Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$53,439,558	—	$53,439,558	—
Foreign government obligations	64,910,880	—	64,910,880	—
Corporate bonds	23,757,796	—	23,757,796	—
Convertible bonds	6,998,602	—	6,998,602	—
Municipal bonds	298,979	—	298,979	—
Term loans	3,336,452	—	3,336,452	—
Collateralized mortgage obligations	5,192,175	—	5,192,175	—
Asset backed securities	4,676,742	—	4,676,742	—
Preferred securities	1,297,679	$1,297,679	—	—
Escrow certificates	9,430	—	9,430	—
Short-term investments	5,851,877	5,851,877	—	—
Total investments in securities	$169,770,170	$7,149,556	$162,620,614	—
Liabilities
Sale commitments outstanding	$(23,679,713)	—	$(23,679,713)	—
Derivatives:
Assets
Futures	30,314	$30,314	—	—
Forward foreign currency contracts	322,523	—	322,523	—
Swap contracts	1,399,424	—	1,399,424	—
Liabilities
Futures	(240,717)	(240,717)	—	—
Forward foreign currency contracts	(364,063)	—	(364,063)	—
Swap contracts	(3,216,654)	—	(3,216,654)	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

	Total value at 9-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Real Estate Securities Trust
Investments in securities:
Assets
Common stocks	$315,957,048	$315,957,048	—	—
Short-term investments	2,133,309	2,133,309	—	—
Total investments in securities	$318,090,357	$318,090,357	—	—

Science & Technology Trust
Investments in securities:
Assets
Common stocks
Communication services	$186,080,399	$185,952,508	$127,891	—
Consumer discretionary	13,954,589	13,954,589	—	—
Financials	10,367,841	10,367,841	—	—
Health care	7,098,761	7,098,761	—	—
Industrials	5,924,838	5,924,838	—	—
Information technology	841,483,771	840,545,013	938,758	—
Real estate	4,059,787	4,059,787	—	—
Short-term investments	1,417,633	1,417,633	—	—
Total investments in securities	$1,070,387,619	$1,069,320,970	$1,066,649	—

Select Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$3,455,873,780	—	$3,455,873,780	—
Corporate bonds	1,810,580,575	—	1,810,580,575	—
Municipal bonds	23,385,901	—	23,385,901	—
Collateralized mortgage obligations	266,258,318	—	266,258,318	—
Asset backed securities	443,887,228	—	443,887,228	—
Short-term investments	19,931,050	$19,931,050	—	—
Total investments in securities	$6,019,916,852	$19,931,050	$5,999,985,802	—
Derivatives:
Liabilities
Futures	$(341,812)	$(341,812)	—	—

Short Term Government Income Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$149,346,111	—	$149,346,111	—
Municipal bonds	4,881,331	—	4,881,331	—
Collateralized mortgage obligations	796,094	—	796,094	—
Short-term investments	7,912,764	$7,912,764	—	—
Total investments in securities	$162,936,300	$7,912,764	$155,023,536	—

Small Cap Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$14,309,888	$14,309,888	—	—
Consumer discretionary	53,522,535	53,486,110	$36,425	—
Consumer staples	14,717,582	14,717,582	—	—
Energy	28,052,438	28,052,438	—	—
Financials	95,690,030	95,690,030	—	—

	Total value at 9-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Small Cap Index Trust (continued)
Health care	$93,576,201	$93,513,977	$3,501	$58,723
Industrials	90,661,456	90,661,456	—	—
Information technology	68,012,093	68,012,093	—	—
Materials	24,137,833	24,124,715	—	13,118
Real estate	34,472,694	34,472,694	—	—
Utilities	14,956,572	14,956,572	—	—
Warrants	3,850	3,850	—	—
Short-term investments	42,411,174	42,411,174	—	—
Total investments in securities	$574,524,346	$574,412,579	$39,926	$71,841
Derivatives:
Assets
Futures	$759,160	$759,160	—	—

Small Cap Opportunities Trust
Investments in securities:
Assets
Common stocks
Communication services	$4,287,899	$4,287,678	—	$221
Consumer discretionary	25,042,083	25,042,083	—	—
Consumer staples	6,363,118	6,363,118	—	—
Energy	13,573,576	13,573,576	—	—
Financials	37,715,831	37,715,831	—	—
Health care	20,423,337	20,419,363	$714	3,260
Industrials	29,006,979	29,006,979	—	—
Information technology	19,249,561	19,249,561	—	—
Materials	10,898,676	10,887,968	—	10,708
Real estate	3,092,647	3,092,647	—	—
Utilities	265,138	265,138	—	—
Rights	1,094	1,094	—	—
Short-term investments	1,541,121	1,541,121	—	—
Total investments in securities	$171,461,060	$171,446,157	$714	$14,189
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Small Cap Stock Trust
Investments in securities:
Assets
Common stocks	$291,287,437	$291,287,437	—	—
Exchange-traded funds	875,004	875,004	—	—
Short-term investments	6,897,170	2,797,170	$4,100,000	—
Total investments in securities	$299,059,611	$294,959,611	$4,100,000	—

Small Cap Value Trust
Investments in securities:
Assets
Common stocks	$455,351,667	$455,351,667	—	—
Short-term investments	9,905,619	2,605,619	$7,300,000	—
Total investments in securities	$465,257,286	$457,957,286	$7,300,000	—

Small Company Value Trust
Investments in securities:
Assets
Common stocks	$129,046,331	$129,046,331	—	—
Warrants	146	146	—	—

	Total value at 9-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Small Company Value Trust (continued)
Short-term investments	$4,015,211	$4,015,211	—	—
Total investments in securities	$133,061,688	$133,061,688	—	—

Strategic Equity Allocation Trust
Investments in securities:
Assets
Common stocks
Communication services	$462,094,072	$368,571,215	$93,522,857	—
Consumer discretionary	755,134,854	509,219,361	245,915,493	—
Consumer staples	461,130,941	265,316,900	195,814,041	—
Energy	258,536,505	176,270,648	82,265,857	—
Financials	1,133,540,966	663,300,465	470,240,501	—
Health care	878,723,633	577,332,728	301,295,474	$95,431
Industrials	914,967,033	520,940,428	394,026,605	—
Information technology	1,536,842,556	1,342,452,114	194,390,442	—
Materials	295,032,288	138,915,968	156,106,072	10,248
Real estate	205,919,113	156,037,126	49,881,987	—
Utilities	201,260,961	123,511,766	77,749,195	—
Preferred securities	8,648,015	—	8,648,015	—
Warrants	8,843	8,843	—	—
Short-term investments	293,375,277	293,375,277	—	—
Total investments in securities	$7,405,215,057	$5,135,252,839	$2,269,856,539	$105,679
Derivatives:
Assets
Futures	$7,806,140	$7,806,140	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Strategic Income Opportunities Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$57,234,224	—	$57,234,224	—
Foreign government obligations	106,553,283	—	106,553,283	—
Corporate bonds	186,521,328	—	186,521,328	—
Convertible bonds	13,625,621	—	13,625,621	—
Municipal bonds	12,649,289	—	12,649,289	—
Term loans	9,322,273	—	9,322,273	—
Collateralized mortgage obligations	24,744,167	—	24,744,167	—
Asset backed securities	7,546,395	—	7,546,395	—
Preferred securities	5,193,149	$5,193,149	—	—
Purchased options	9,301	—	9,301	—
Short-term investments	15,509,815	15,509,815	—	—
Total investments in securities	$438,908,845	$20,702,964	$418,205,881	—
Derivatives:
Assets
Futures	$75,377	$75,377	—	—
Forward foreign currency contracts	364,191	—	$364,191	—
Liabilities
Futures	(75,407)	(75,407)	—	—
Forward foreign currency contracts	(1,030,127)	—	(1,030,127)	—

Total Bond Market Trust
Investments in securities:
Assets

	Total value at 9-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Total Bond Market Trust (continued)
U.S. Government and Agency obligations	$730,056,773	—	$730,056,773	—
Foreign government obligations	8,486,846	—	8,486,846	—
Corporate bonds	252,547,093	—	252,547,093	—
Municipal bonds	2,620,923	—	2,620,923	—
Collateralized mortgage obligations	16,883,312	—	16,883,312	—
Asset backed securities	4,771,563	—	4,771,563	—
Short-term investments	7,876,388	$7,876,388	—	—
Total investments in securities	$1,023,242,898	$7,876,388	$1,015,366,510	—

Total Stock Market Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$83,306,999	$83,306,678	$321	—
Consumer discretionary	103,848,643	103,841,280	7,334	$29
Consumer staples	59,274,156	59,274,156	—	—
Energy	33,178,805	33,178,166	—	639
Financials	134,298,750	134,291,628	7,122	—
Health care	114,934,616	114,908,738	348	25,530
Industrials	94,102,658	94,102,658	—	—
Information technology	282,811,691	282,811,691	—	—
Materials	26,403,289	26,403,094	—	195
Real estate	26,399,749	26,397,003	—	2,746
Utilities	22,667,891	22,667,891	—	—
Preferred securities	23,703	23,703	—	—
Rights	277	277	—	—
Warrants	2,163	2,163	—	—
Short-term investments	29,927,634	29,927,634	—	—
Total investments in securities	$1,011,181,024	$1,011,136,760	$15,125	$29,139
Derivatives:
Assets
Futures	$811,455	$811,455	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Ultra Short Term Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$1,088,331	—	$1,088,331	—
Corporate bonds	123,509,202	—	123,509,202	—
Collateralized mortgage obligations	463,477	—	463,477	—
Asset backed securities	45,995,464	—	45,995,464	—
Short-term investments	62,154,048	$889,901	61,264,147	—
Total investments in securities	$233,210,522	$889,901	$232,320,621	—
Investment in affiliated underlying funds. Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio, Lifestyle Moderate Portfolio, Managed Volatility Balanced Portfolio, Managed Volatility Conservative Portfolio, Managed Volatility Growth Portfolio and Managed Volatility Moderate Portfolio invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying funds’ net assets.
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
500 Index Trust
John Hancock Collateral Trust	28,011,754	$228,230,262	$518,375,489	$(466,494,836)	$3,668	$75,785	$10,065,166	—	$280,190,368
Active Bond Trust
John Hancock Collateral Trust	478,889	$8,344,633	$161,661,300	$(165,216,242)	$14	$430	$192,988	—	$4,790,135
Blue Chip Growth Trust
John Hancock Collateral Trust	—	$5,112,872	$40,601,200	$(45,714,619)	$282	$265	$6,689	—	—
Capital Appreciation Trust
John Hancock Collateral Trust	—	$4,845,876	$2,493,212	$(7,339,308)	$1,323	$(1,103)	$7,517	—	—
Capital Appreciation Value Trust
John Hancock Collateral Trust	—	$3,677,578	$9,393,275	$(13,071,363)	$633	$(123)	—	—	—
Core Bond Trust
John Hancock Collateral Trust	90,682	$1,029,703	$5,467,238	$(5,589,995)	$18	$93	$948	—	$907,057
Disciplined Value Emerging Markets Equity Trust
John Hancock Collateral Trust	549,470	$1,139,355	$16,810,243	$(12,453,943)	$33	$437	$42,603	—	$5,496,125
Disciplined Value International Trust
John Hancock Collateral Trust	—	$6,109,309	$42,393,154	$(48,502,478)	$(356)	$371	$14,856	—	—
Equity Income Trust
John Hancock Collateral Trust	269,218	$2,210,073	$143,594,391	$(143,116,691)	$4,611	$496	$84,148	—	$2,692,880
Financial Industries Trust
John Hancock Collateral Trust	240,713	$2,976,155	$34,120,705	$(34,689,674)	$30	$538	$108,120	—	$2,407,754
Fundamental All Cap Core Trust
John Hancock Collateral Trust	1,704,380	$27,258,499	$247,015,680	$(257,240,795)	$9,992	$4,856	$1,151,561	—	$17,048,232
Fundamental Large Cap Value Trust
John Hancock Collateral Trust	1,904,016	$20,392,038	$73,079,777	$(74,431,025)	$322	$4,000	$737,905	—	$19,045,112
High Yield Trust
John Hancock Collateral Trust	1,393,482	$7,444,672	$45,673,770	$(39,182,632)	$475	$2,154	$116,323	—	$13,938,439
International Equity Index Trust
John Hancock Collateral Trust	410,539	$1,827,717	$37,287,500	$(35,009,236)	$(6)	$482	$39,440	—	$4,106,457
International Small Company Trust
John Hancock Collateral Trust	355,303	$4,257,109	$10,183,892	$(10,888,071)	$309	$715	$49,671	—	$3,553,954
Investment Quality Bond Trust
John Hancock Collateral Trust	—	$234,527	$2,043,109	$(2,277,678)	$26	$16	$357	—	—
Lifestyle Balanced Portfolio
John Hancock Collateral Trust	2	$15	$6	—	—	—	—	—	$21
Select Bond Trust	39,820,952	480,533,143	14,037,809	$(27,600,344)	$(3,661,261)	$28,479,405	—	—	491,788,752
Strategic Equity Allocation Trust	25,032,916	485,214,555	1,135,919	(62,544,285)	8,196,177	70,658,589	—	—	502,660,955
					$4,534,916	$99,137,994	—	—	$994,449,728
Lifestyle Conservative Portfolio
John Hancock Collateral Trust	361	$81,686	$38,958	$(117,037)	$27	$(20)	$999	—	$3,614
Select Bond Trust	10,664,266	132,497,215	5,247,677	(12,471,416)	(1,369,305)	7,799,519	—	—	131,703,690

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Equity Allocation Trust	1,645,627	$33,200,575	$1,776,359	$(7,183,020)	$(1,805,022)	$7,055,304	—	—	$33,044,196
					$(3,174,300)	$14,854,803	$999	—	$164,751,500
Lifestyle Growth Portfolio
John Hancock Collateral Trust	—	$77	$10,872	$(10,949)	—	—	—	—	—
Select Bond Trust	127,305,232	1,509,436,905	29,156,951	(45,830,447)	$(5,621,495)	$85,077,695	—	—	$1,572,219,609
Strategic Equity Allocation Trust	188,336,116	3,642,845,732	—	(456,422,430)	49,132,151	545,738,809	—	—	3,781,294,262
					$43,510,656	$630,816,504	—	—	$5,353,513,871
Lifestyle Moderate Portfolio
John Hancock Collateral Trust	365	$57,755	$28,503	$(82,619)	$17	$(8)	—	—	$3,648
Select Bond Trust	13,829,012	172,820,144	4,677,147	(15,250,044)	(2,108,288)	10,649,334	—	—	170,788,293
Strategic Equity Allocation Trust	5,787,713	115,675,995	1,137,720	(18,998,024)	(900,144)	19,301,727	—	—	116,217,274
					$(3,008,415)	$29,951,053	—	—	$287,009,215
Managed Volatility Balanced Portfolio
Blue Chip Growth	4,127,157	$141,650,813	$5,557,768	$(39,232,319)	$(11,626,207)	$47,316,297	—	—	$143,666,352
Bond	38,532,440	533,499,279	22,115,843	(31,016,703)	(3,549,021)	14,936,839	$17,447,495	—	535,986,237
Core Bond	15,837,113	185,500,805	2,653,543	(10,147,609)	(1,528,449)	10,082,898	—	—	186,561,188
Emerging Markets Equity	11,307,605	111,169,780	524,763	(10,063,030)	(792,746)	12,124,203	—	—	112,962,970
Equity Income	13,283,069	201,468,287	—	(25,885,455)	(509,170)	28,821,446	—	—	203,895,108
Fundamental Large Cap Core	2,752,857	214,841,072	—	(33,894,962)	14,523,103	22,006,480	—	—	217,475,693
John Hancock Collateral Trust	3,462,780	39,691,627	120,910,853	(125,974,487)	8,726	82	1,291,781	—	34,636,801
Mid Cap Growth	3,918,951	39,317,892	221,921	(4,210,792)	(6,283,494)	10,614,256	—	—	39,659,783
Mid Value	4,952,400	55,737,621	—	(7,968,216)	1,159,318	7,528,632	—	—	56,457,355
Multifactor Developed International ETF	2,650,066	91,938,275	2,840,848	(8,702,914)	2,099,720	5,530,405	1,912,108	—	93,706,334
Multifactor Emerging Markets ETF	2,121,056	60,116,647	11,031	(6,552,372)	694,865	6,392,031	828,413	—	60,662,202
Multifactor Mid Cap ETF	1,182,602	69,649,590	3,956	(7,887,339)	3,080,645	6,345,788	294,205	—	71,192,640
Multifactor Small Cap ETF	1,373,861	53,991,015	37,884	(4,006,926)	1,295,359	3,829,449	194,018	—	55,146,781
Select Bond Trust	110,747,328	1,361,315,495	16,449,363	(79,114,244)	(11,852,618)	80,931,501	—	—	1,367,729,497
Small Cap Dynamic Growth	1,155,869	20,357,425	—	(4,919,743)	(66,091)	5,572,748	—	—	20,944,339
Small Cap Value	3,213,511	48,277,298	98,056	(4,495,270)	768,799	2,975,346	—	—	47,624,229
Strategic Equity Allocation Trust	47,425,977	940,978,888	—	(139,833,969)	(7,217,245)	158,385,938	—	—	952,313,612
					$(19,794,506)	$423,394,339	$21,968,020	—	$4,200,621,121
Managed Volatility Conservative Portfolio
Blue Chip Growth	246,268	$9,298,390	$427,605	$(3,396,456)	$30,855	$2,212,178	—	—	$8,572,572
Bond	7,934,326	120,002,722	4,634,013	(16,446,495)	(2,048,468)	4,224,709	$3,714,615	—	110,366,481
Core Bond	3,250,550	41,600,691	390,925	(5,427,674)	(1,003,006)	2,730,538	—	—	38,291,474
Emerging Markets Equity	497,723	5,439,344	55,313	(1,036,025)	(94,082)	607,703	—	—	4,972,253
Equity Income	907,144	15,068,411	89,241	(3,240,958)	686,511	1,321,461	—	—	13,924,666

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Fundamental Large Cap Core	148,569	$12,680,065	$102,955	$(3,088,441)	$1,502,662	$539,692	—	—	$11,736,933
John Hancock Collateral Trust	340,649	2,505,820	25,487,736	(24,587,066)	(222)	1,112	$134,323	—	3,407,380
Multifactor Emerging Markets ETF	72,876	2,287,912	52	(452,764)	10,720	238,334	29,109	—	2,084,254
Multifactor Mid Cap ETF	127,022	8,187,524	98,790	(1,680,896)	904,856	136,450	32,386	—	7,646,724
Multifactor Small Cap ETF	150,228	6,428,248	105,370	(1,071,422)	490,597	77,359	21,651	—	6,030,152
Select Bond Trust	22,768,530	305,703,293	2,405,199	(40,953,617)	(6,949,869)	20,986,341	—	—	281,191,347
Strategic Equity Allocation Trust	2,473,080	53,733,556	297,765	(12,531,145)	1,616,892	6,542,382	—	—	49,659,450
					$(4,852,554)	$39,618,259	$3,932,084	—	$537,883,686
Managed Volatility Growth Portfolio
Blue Chip Growth	6,690,978	$226,717,410	$8,621,893	$(60,061,302)	$(16,915,862)	$74,550,816	—	—	$232,912,955
Bond	29,509,831	403,801,730	20,254,875	(22,529,928)	(2,366,360)	11,321,438	$13,382,520	—	410,481,755
Core Bond	12,154,158	140,608,264	3,563,105	(7,650,613)	(1,254,990)	7,910,221	—	—	143,175,987
Emerging Markets Equity	23,917,581	229,148,260	649,681	(14,520,978)	(1,140,365)	24,800,038	—	—	238,936,636
Equity Income	21,252,049	321,158,961	—	(40,323,189)	(3,107,858)	48,491,040	—	—	326,218,954
Fundamental Large Cap Core	4,891,408	377,661,811	—	(55,928,018)	24,557,837	40,129,600	—	—	386,421,230
John Hancock Collateral Trust	5,063,426	47,847,586	211,743,013	(208,956,128)	10,406	2,548	1,665,967	—	50,647,425
Mid Cap Growth	9,358,321	92,980,886	100	(8,550,071)	(12,982,584)	23,257,882	—	—	94,706,213
Mid Value	10,671,422	119,394,539	—	(16,449,346)	632,323	18,076,698	—	—	121,654,214
Multifactor Developed International ETF	6,293,860	214,987,425	6,361,785	(16,779,548)	4,070,462	13,910,766	4,563,814	—	222,550,890
Multifactor Emerging Markets ETF	4,422,792	122,096,449	4,150	(10,219,771)	1,105,882	13,505,141	1,712,419	—	126,491,851
Multifactor Mid Cap ETF	2,169,249	126,669,891	15,509	(13,380,790)	5,266,063	12,018,117	541,722	—	130,588,790
Multifactor Small Cap ETF	3,034,514	117,767,348	199,037	(7,430,859)	2,422,232	8,847,634	427,893	—	121,805,392
Select Bond Trust	85,247,860	1,034,636,680	23,172,870	(58,887,667)	(8,912,815)	62,802,009	—	—	1,052,811,077
Small Cap Dynamic Growth	2,151,637	37,394,654	—	(8,624,410)	330,096	9,887,317	—	—	38,987,657
Small Cap Value	5,216,534	77,005,105	220,425	(5,932,829)	1,428,678	4,587,651	—	—	77,309,030
Strategic Equity Allocation Trust	88,456,345	1,737,439,131	—	(242,289,054)	21,420,337	259,633,002	—	—	1,776,203,416
					$14,563,482	$633,731,918	$22,294,335	—	$5,551,903,472
Managed Volatility Moderate Portfolio
Blue Chip Growth	940,214	$33,409,117	$1,660,866	$(10,607,829)	$(3,056,294)	$11,322,976	—	—	$32,728,836
Bond	12,225,469	175,209,345	6,173,255	(14,807,972)	(1,812,677)	5,294,326	$5,596,373	—	170,056,277
Core Bond	5,029,417	60,946,283	343,094	(4,726,571)	(767,917)	3,451,647	—	—	59,246,536
Emerging Markets Equity	2,295,214	23,550,461	185,076	(3,137,317)	2,978	2,327,995	—	—	22,929,193
Equity Income	3,164,921	49,834,688	39,657	(8,159,016)	67,199	6,799,017	—	—	48,581,545
Fundamental Large Cap Core	606,735	49,132,558	150,044	(9,519,321)	3,059,770	5,108,978	—	—	47,932,029
John Hancock Collateral Trust	769,572	9,059,317	25,540,834	(26,904,349)	2,441	(523)	314,969	—	7,697,720

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Mid Cap Growth	1,016,857	$10,508,416	$166,232	$(1,528,950)	$(1,909,310)	$3,054,206	—	—	$10,290,594
Mid Value	1,170,813	13,651,067	7,932	(2,398,306)	407,334	1,679,246	—	—	13,347,273
Multifactor Developed International ETF	288,997	10,499,690	263,812	(1,386,515)	319,063	522,884	$211,193	—	10,218,934
Multifactor Emerging Markets ETF	345,552	10,198,498	35,686	(1,522,833)	155,777	1,015,659	136,008	—	9,882,787
Multifactor Mid Cap ETF	141,000	8,616,177	34,076	(1,299,809)	502,899	634,857	35,377	—	8,488,200
Multifactor Small Cap ETF	174,259	7,068,966	134,829	(861,816)	266,352	386,425	24,646	—	6,994,756
Select Bond Trust	35,187,699	447,589,842	1,754,418	(36,506,022)	(5,918,835)	27,648,685	—	—	434,568,088
Small Cap Dynamic Growth	256,216	4,724,031	55,492	(1,377,968)	35,247	1,205,826	—	—	4,642,628
Small Cap Value	653,091	10,141,821	139,655	(1,367,436)	196,016	568,756	—	—	9,678,812
Strategic Equity Allocation Trust	10,146,031	208,987,502	60,104	(38,148,896)	192,164	32,641,427	—	—	203,732,301
					$(8,257,793)	$103,662,387	$6,318,566	—	$1,101,016,509
Mid Cap Growth Trust
John Hancock Collateral Trust	731,652	$26,511,135	$181,195,889	$(200,386,325)	$(2,696)	$421	$38,996	—	$7,318,424
Mid Cap Index Trust
John Hancock Collateral Trust	5,930,751	$45,902,432	$255,375,349	$(241,968,393)	$2,766	$10,775	$1,501,948	—	$59,322,929
Mid Value Trust
John Hancock Collateral Trust	745,988	$254,631	$54,258,423	$(47,049,488)	$(2,139)	$397	$37,470	—	$7,461,824
Opportunistic Fixed Income Trust
John Hancock Collateral Trust	67,266	$1,891,256	$7,618,856	$(8,837,415)	$(8)	$146	$15,627	—	$672,835
Real Estate Securities Trust
John Hancock Collateral Trust	—	—	$3,600,870	$(3,600,859)	$(11)	—	$624	—	—
Science & Technology Trust
John Hancock Collateral Trust	45,310	$10,568,415	$61,624,392	$(71,740,006)	$62	$355	$33,663	—	$453,218
Select Bond Trust
John Hancock Collateral Trust	1,992,587	$29,772,485	$1,210,701,409	$(1,220,540,605)	$(2,882)	$642	$1,573,723	—	$19,931,050
Short Term Government Income Trust
John Hancock Collateral Trust	791,071	$1,387,336	$96,489,784	$(89,963,371)	$(891)	$(94)	$83,645	—	$7,912,764
Small Cap Index Trust
John Hancock Collateral Trust	4,240,015	$32,071,162	$148,960,569	$(138,630,201)	$10,165	$(521)	$1,008,404	—	$42,411,174
Small Cap Opportunities Trust
John Hancock Collateral Trust	53,073	—	$4,679,480	$(4,148,970)	$275	$83	$3,707	—	$530,868
Small Cap Stock Trust
John Hancock Collateral Trust	279,644	$3,421,696	$64,784,983	$(65,411,083)	$1,366	$208	$881	—	$2,797,170
Small Cap Value Trust
John Hancock Collateral Trust	260,494	$6,047,636	$29,862,884	$(33,306,872)	$1,549	$422	—	—	$2,605,619
Small Company Value Trust
John Hancock Collateral Trust	141,912	$719,443	$16,725,631	$(16,025,923)	$241	$94	$6,211	—	$1,419,486

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Equity Allocation Trust
John Hancock Collateral Trust	29,329,902	$288,736,220	$1,316,071,644	$(1,311,502,292)	$24,633	$45,072	$9,694,881	—	$293,375,277
Strategic Income Opportunities Trust
John Hancock Collateral Trust	1,550,578	$14,208,187	$106,769,727	$(105,469,916)	$594	$1,223	$472,536	—	$15,509,815
Total Bond Market Trust
John Hancock Collateral Trust	787,434	$5,599,037	$133,684,986	$(131,408,713)	$812	$266	$189,614	—	$7,876,388
Total Stock Market Index Trust
John Hancock Collateral Trust	2,991,985	$41,161,671	$152,442,786	$(163,684,197)	$766	$6,608	$1,457,489	—	$29,927,634
Ultra Short Term Bond Trust
John Hancock Collateral Trust	88,967	$7,157,765	$255,836,439	$(262,104,317)	$(158)	$172	$228,691	—	$889,901
Investment in affiliates of advisor. Information regarding the portfolios’ fiscal year to date purchases and sales of affiliated investments of the advisor as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Equity Index Trust
Manulife Financial Corp.	63,400	$1,372,241	$34,703	—	—	$466,765	$47,249	—	$1,873,709
Restricted securities. The portfolios may hold restricted securities which are restricted as to resale and the portfolios have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at September 30, 2024:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
High Yield Trust
KCAD Holdings I, Ltd.	3-21-11	$1,353,651	165,553,563	—	—	165,553,563	0.0%[1]	$166
MWO Holdings LLC	8-30-16	396,103	445	—	—	445	0.0%[1]	2,768
New Cotai, Inc., Class B	4-12-13	0	3	—	—	3	0.0%	0
								$2,934
Mid Cap Growth Trust
Essence Group Holdings Corp.	5-1-14	$2,731,549	1,663,188	—	—	1,663,188	0.5%	$3,326,376
Lookout, Inc., Series F	7-31-14	2,338,736	211,003	—	—	211,003	0.3%	1,955,998
								$5,282,374
[1]	Less than 0.05%.
Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the period ended September 30, 2024, is set forth below:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
American International Fund - Class 1	19,152,823	$362,465,700	$4,532,362	$(33,155,126)	$(3,247,338)	$46,523,495	$903,258	—	$377,119,093
American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust and American International Trust (collectively, the JHVIT Feeder Funds), Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio and Lifestyle Moderate Portfolio (collectively, the Lifestyle Portfolios), Managed Volatility Balanced Portfolio, Managed Volatility Conservative Portfolio, Managed Volatility Growth Portfolio and Managed Volatility Moderate Portfolio (collectively, the Managed Volatility Portfolios) operate as "funds of funds," investing in shares of mutual funds (underlying funds). The accounting policies of the underlying funds in which the Lifestyle Portfolios and Managed Volatility Portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at www.sec.gov. John Hancock underlying funds' shareholder reports are also available without charge by calling 800-344-1029 or visiting jhannuities.com. The American Funds Insurance Series’ accounting policies are outlined in their financial statements, available at the SEC website at www.sec.gov. Capital Research and Management Company serves as investment advisor for the American Funds Insurance Series' master funds. The underlying funds are not covered by this report.
For additional information on the portfolios' significant accounting policies and risks, please refer to the portfolios' most recent semiannual or annual shareholder report and prospectus.